UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: May 31, 2024

Date of reporting period: May 31, 2024

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Annual Shareholder Report - May 31, 2024

Large Cap Fund

SEI Institutional Investments Trust/Class A Shares - SLCAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Large Cap Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports . You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Fund, Class A Shares	$20	0.18%

How did the fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Date	Large Cap Fund, Class A - $269,153	S&P 500 Index (Gross) (USD) - $330,280	Russell 1000 Index (USD) - $321,781
May/14	$100000	$100000	$100000
May/15	$111952	$111806	$111908
May/16	$109250	$113725	$112776
May/17	$123937	$133591	$132486
May/18	$142532	$152806	$151823
May/19	$144658	$158587	$157087
May/20	$153018	$178945	$176782
May/21	$219418	$251093	$252200
May/22	$215111	$250341	$245371
May/23	$213529	$257656	$251377
May/24	$269153	$330280	$321781

How did the Fund perform in the last year?

The Fund recorded a positive return for the 12-month period ending May 31, 2024. The Fund’s gains were concentrated in relatively few large-cap stocks within the information technology and communication services sectors. The Fund’s value tilt resulted in underweight allocations to the large-capitalization holdings within the information technology and communication services sectors. Consequently, the Fund underperformed its benchmark, the Russell 1000 Index—which measures the performance of the U.S. large-cap equity market—over the reporting period.

Among Fund managers, Cullen Capital Management, LLC ("Cullen") underperformed versus the benchmark Russell 1000 Index for the reporting period due to its value orientation and underweight allocations to growth stocks, including those in the information technology sector. Additionally, Cullen’s holdings within the communication services and health care sectors weighed on Fund performance during the period. LSV Asset Management ("LSV") underperformed due to its value orientation and underweight allocations to growth stocks, including those in the information technology sector. Additionally, LSV’s security selection within the health care and consumer staples sectors detracted. Copeland Capital Management, LLC ("Copeland") lagged the benchmark due to its quality orientation and security selection within the consumer discretionary and financials sectors. Acadian Asset Management, LLC’s ("Acadian") outperformance was attributable to its momentum orientation and favorable security selection within the information technology sector. Mar Vista Investment Partners, LLC ("Mar Vista") underperformed due to its quality orientation, as well as both an underweight position and stock selection within the semiconductor sector. Fred Alger Management, LLC ("Alger") outperformed due to its momentum orientation, an overweight and stock selection in the information technology sector, and favorable stock selection within the health care and information technology sectors.

Average Annual Total Returns as of May 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Fund, Class A Shares	26.05%	13.22%	10.41%
S&P 500 Index (Gross) (USD)	28.19%	15.80%	12.69%
Russell 1000 Index (USD)	28.01%	15.42%	12.40%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$799,089	385	$1,170	77%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Real Estate	2.4%
Cash Equivalent	2.5%
Utilities	2.6%
Materials	2.9%
Energy	4.6%
Consumer Staples	5.9%
Communication Services	7.7%
Consumer Discretionary	8.3%
Industrials	11.4%
Health Care	11.8%
Financials	15.8%
Information Technology	24.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	4.9%
Apple Inc	3.2%
Amazon.com Inc	2.2%
NVIDIA Corp	2.2%
Broadcom Inc	2.0%
Meta Platforms Inc, Class A	1.7%
Visa Inc, Class A	1.3%
Johnson & Johnson	1.3%
Morgan Stanley	1.2%
JPMorgan Chase & Co	1.1%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting, visit or call:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Large Cap Fund

SEI Institutional Investments Trust/Class A Shares - SLCAX

Annual Shareholder Report - May 31, 2024

SLCAX-AR-24

Annual Shareholder Report - May 31, 2024

Large Cap Disciplined Equity Fund

SEI Institutional Investments Trust/Class A Shares - SCPAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Large Cap Disciplined Equity Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports . You can also request this information by contacting us at 1-800-DIAL-SEI. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Disciplined Equity Fund, Class A Shares	$21	0.18%

How did the fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Date	Large Cap Disciplined Equity Fund, Class A - $297,835	S&P 500 Index (Gross) (USD) - $330,280
May/14	$100000	$100000
May/15	$112232	$111806
May/16	$113736	$113725
May/17	$132193	$133591
May/18	$148622	$152806
May/19	$148411	$158587
May/20	$159135	$178945
May/21	$225972	$251093
May/22	$226842	$250341
May/23	$229728	$257656
May/24	$297835	$330280

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the S&P 500 Index (Gross)—a capitalization-weighted index consisting of roughly 500 large U.S. companies that are considered representative of the broad U.S. stock market—over the reporting period. The Fund’s relative performance benefited from favorable stock selection within the industrials and utilities sectors for the period. The Fund’s value tilt resulted in underweight allocations to the large-capitalization stocks within the information technology and communication services sectors, which detracted from performance for the period.

Among fund managers, Acadian Asset Management outperformed the benchmark S&P 500 Index due to its momentum orientation and favorable security selection within the information technology and industrials sectors. Mackenzie Investments Corp. outperformed due to favorable security selection within the consumer discretionary, financials, and utilities sectors. Copeland Capital Management lagged the benchmark due to its quality orientation and security selection within the information technology and financials sectors. Brandywine Global Investment Management’s underperformance was attributable to its value orientation and security selection within the health care sector. Ceredex Value Advisors outperformed due to its holdings within the industrials and financials sectors. Coho Partners lagged the benchmark due to its low-beta portfolio positioning, including large allocations to the consumer staples and health care sectors.

Average Annual Total Returns as of May 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Disciplined Equity Fund, Class A Shares	29.65%	14.95%	11.53%
S&P 500 Index (Gross) (USD)	28.19%	15.80%	12.69%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,185,488	310	$1,947	137%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.3%
Real Estate	1.8%
U.S. Treasury Obligation	1.9%
Materials	2.3%
Cash Equivalent	2.4%
Utilities	3.4%
Energy	4.6%
Communication Services	6.7%
Consumer Staples	7.0%
Consumer Discretionary	7.8%
Industrials	10.7%
Health Care	11.9%
Financials	15.0%
Information Technology	24.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	5.5%
Apple Inc	5.2%
NVIDIA Corp	2.4%
JPMorgan Chase & Co	2.0%
Meta Platforms Inc, Class A	2.0%
U.S. Treasury Bill, 5.32%, 8/29/2024	1.9%
Amazon.com Inc	1.8%
Eli Lilly & Co	1.8%
Broadcom Inc	1.4%
Alphabet Inc, Class A	1.3%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Changes

Brandywine Global Investment Management, LLC was hired, and Ceredex Value Advisors LLC and Coho Partners, Ltd. were terminated during the reporting period.

This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28 at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting, visit or call:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Large Cap Disciplined Equity Fund

SEI Institutional Investments Trust/Class A Shares - SCPAX

Annual Shareholder Report - May 31, 2024

SCPAX-AR-24

Annual Shareholder Report - May 31, 2024

Large Cap Index Fund

SEI Institutional Investments Trust/Class A Shares - LCIAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Large Cap Index Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports . You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Index Fund, Class A Shares	$5	0.04%

How did the fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Date	Large Cap Index Fund, Class A - $320,652	S&P 500 Index (Gross) (USD) - $330,280	Russell 1000 Index (USD) - $321,781
May/14	$100000	$100000	$100000
May/15	$111892	$111806	$111908
May/16	$112742	$113725	$112776
May/17	$132401	$133591	$132486
May/18	$151643	$152806	$151823
May/19	$156845	$158587	$157087
May/20	$176411	$178945	$176782
May/21	$251506	$251093	$252200
May/22	$244617	$250341	$245371
May/23	$250453	$257656	$251377
May/24	$320652	$330280	$321781

How did the Fund perform in the last year?

The Fund recorded a positive return for the 12-month period ending May 31, 2024. Most of the Fund’s gains were concentrated in relatively few large-cap stocks within the information technology and communication services sectors. The Fund’s strategy of tracking the performance of the Russell 1000 Index—which is used to measure the performance of the U.S. large-cap equity market—did not cause its performance to deviate materially from that of its benchmark.

Average Annual Total Returns as of May 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Index Fund, Class A Shares	28.03%	15.38%	12.36%
S&P 500 Index (Gross) (USD)	28.19%	15.80%	12.69%
Russell 1000 Index (USD)	28.01%	15.42%	12.40%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,842,403	1,010	$173	12%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Cash Equivalent	1.7%
Utilities	2.3%
Real Estate	2.4%
Materials	2.5%
Energy	3.7%
Consumer Staples	5.6%
Communication Services	8.8%
Industrials	9.2%
Consumer Discretionary	9.7%
Health Care	11.6%
Financials	13.3%
Information Technology	28.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	6.3%
Apple Inc	5.7%
NVIDIA Corp	5.3%
Amazon.com Inc	3.2%
Meta Platforms Inc, Class A	2.1%
Alphabet Inc, Class A	2.1%
Alphabet Inc, Class C	1.8%
Berkshire Hathaway Inc, Class B	1.5%
Eli Lilly & Co	1.4%
JPMorgan Chase & Co	1.2%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting, visit or call:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Large Cap Index Fund

SEI Institutional Investments Trust/Class A Shares - LCIAX

Annual Shareholder Report - May 31, 2024

LCIAX-AR-24

Annual Shareholder Report - May 31, 2024

S&P 500 Index Fund

SEI Institutional Investments Trust/Class A Shares - SPINX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the S&P 500 Index Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports . You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund, Class A Shares	$6	0.05%

How did the fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Date	S&P 500 Index Fund, Class A - $328,533	S&P 500 Index (Gross) (USD) - $330,280
May/14	$100000	$100000
May/15	$111709	$111806
May/16	$113567	$113725
May/17	$133355	$133591
May/18	$152501	$152806
May/19	$158244	$158587
May/20	$178457	$178945
May/21	$250262	$251093
May/22	$249435	$250341
May/23	$256458	$257656
May/24	$328533	$330280

How did the Fund perform in the last year?

The S&P 500 Index— a market-weighted index that tracks the performance of the 500 largest publicly traded U.S. companies and is considered representative of the broad U.S. stock market—returned 24.56% for the 12-month period ending May 31, 2024. Most of the index’s gains for the period were concentrated in relatively few large-cap stocks within the information technology and communication services sectors. During the reporting period, the Fund achieved its objective of tracking the performance of the S&P 500 Index.

Average Annual Total Returns as of May 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
S&P 500 Index Fund, Class A Shares	28.10%	15.73%	12.63%
S&P 500 Index (Gross) (USD)	28.19%	15.80%	12.69%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$4,317,878	505	$453	6%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Cash Equivalent	1.2%
Real Estate	2.1%
Materials	2.3%
Utilities	2.4%
Energy	3.8%
Consumer Staples	5.9%
Industrials	8.3%
Communication Services	9.1%
Consumer Discretionary	9.6%
Health Care	11.7%
Financials	12.6%
Information Technology	29.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft Corp	6.8%
Apple Inc	6.2%
NVIDIA Corp	6.0%
Amazon.com Inc	3.6%
Meta Platforms Inc, Class A	2.3%
Alphabet Inc, Class A	2.2%
Alphabet Inc, Class C	1.9%
Berkshire Hathaway Inc, Class B	1.7%
Eli Lilly & Co	1.4%
JPMorgan Chase & Co	1.3%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting, visit or call:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

S&P 500 Index Fund

SEI Institutional Investments Trust/Class A Shares - SPINX

Annual Shareholder Report - May 31, 2024

SPINX-AR-24

Annual Shareholder Report - May 31, 2024

Extended Market Index Fund

SEI Institutional Investments Trust/Class A Shares - SMXAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Extended Market Index Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports . You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Extended Market Index Fund, Class A Shares	$7	0.06%

How did the fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Date	Extended Market Index Fund, Class A - $238,257	S&P 500 Index (Gross) (USD) - $330,280	Russell Small Cap Completeness Index (USD) - $236,824
May/14	$100000	$100000	$100000
May/15	$111607	$111806	$111557
May/16	$105288	$113725	$105125
May/17	$125320	$133591	$125160
May/18	$148609	$152806	$148351
May/19	$143718	$158587	$143278
May/20	$149302	$178945	$148762
May/21	$243041	$251093	$242218
May/22	$197167	$250341	$196347
May/23	$191041	$257656	$190228
May/24	$238257	$330280	$236824

How did the Fund perform in the last year?

The Fund saw strong performance for the 12-month period ending May 31, 2024. The financials, energy, and industrials sectors were the strongest performers. The Fund's strategy of tracking the Russell Small Cap Completeness Index - which measures the performance of the Russell 3000 Index Companies excluding the S&P 500 Index constituents - did not cause its performance to deviate significantly from that of its benchmark.

Average Annual Total Returns as of May 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Extended Market Index Fund, Class A Shares	24.71%	10.64%	9.07%
S&P 500 Index (Gross) (USD)	28.19%	15.80%	12.69%
Russell Small Cap Completeness Index (USD)	24.49%	10.57%	9.00%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,156,719	2,250	$372	34%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Warrant	0.0%
Rights	0.0%
Affiliated Partnership	0.0%
Registered Investment Company	0.0%
Derivative Contracts (Net)	0.1%
Utilities	1.6%
Cash Equivalent	2.3%
Consumer Staples	3.1%
Communication Services	4.0%
Materials	4.5%
Energy	4.9%
Real Estate	5.2%
Consumer Discretionary	11.1%
Health Care	11.2%
Information Technology	16.9%
Industrials	17.5%
Financials	18.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
KKR & Co Inc	1.0%
Crowdstrike Holdings Inc, Class A	1.0%
Apollo Global Management Inc	0.9%
Marvell Technology Inc	0.9%
Snowflake Inc, Class A	0.6%
Workday Inc, Class A	0.6%
Palantir Technologies Inc, Class A	0.6%
Spotify Technology SA	0.6%
Ferguson PLC	0.6%
Trade Desk Inc/The, Class A	0.6%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting, visit or call:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Extended Market Index Fund

SEI Institutional Investments Trust/Class A Shares - SMXAX

Annual Shareholder Report - May 31, 2024

SMXAX-AR-24

Annual Shareholder Report - May 31, 2024

Small Cap Fund

SEI Institutional Investments Trust/Class A Shares - SLPAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Small Cap Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports . You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Fund, Class A Shares	$49	0.44%

How did the fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Date	Small Cap Fund, Class A - $205,107	S&P 500 Index (Gross) (USD) - $330,280	Russell 2000 Index (USD) - $209,178
May/14	$100000	$100000	$100000
May/15	$109856	$111806	$111318
May/16	$104375	$113725	$104669
May/17	$120450	$133591	$125981
May/18	$140089	$152806	$152140
May/19	$129282	$158587	$138379
May/20	$120179	$178945	$133621
May/21	$196347	$251093	$219892
May/22	$177453	$250341	$182697
May/23	$165509	$257656	$174148
May/24	$205107	$330280	$209178

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the Russell 2000 Index—which tracks the performance of the small-cap segment of the U S. equity market—for the 12-month period ending May 31, 2024. Fund performance benefited from positive active positioning in both the value and quality factors, as well as overall positive stock selection. Among Fund managers, LSV Asset Management outperformed the Fund’s benchmark on value style tailwinds, while Los Angeles Capital Management LLC’s micro-cap strategy contributed as well. For the year to date through May 31, 2024, the momentum factor has garnered positive returns; consequently, EAM Investors, LLC and Axiom Investors LLC—the Fund’s momentum managers—outperformed over the same time frame. However, these managers also struggled with an abrupt change in leadership in the market in the fourth quarter of 2023. Martingale Asset Management, L.P.’s performance lagged that of the benchmark Russell 2000 Index over the reporting period, hampered by headwinds to the low-volatility factor. Sector allocation had a modestly positive impact on Fund performance for the period, benefiting from an underweight to real estate and an overweight to industrials, while an underweight to energy weighed on performance.

Average Annual Total Returns as of May 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Small Cap Fund, Class A Shares	23.93%	9.67%	7.45%
S&P 500 Index (Gross) (USD)	28.19%	15.80%	12.69%
Russell 2000 Index (USD)	20.12%	8.61%	7.66%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$247,585	861	$964	108%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Utilities	1.1%
Communication Services	1.5%
Cash Equivalent	2.5%
Real Estate	3.4%
Materials	3.7%
Consumer Staples	4.7%
Energy	6.2%
Consumer Discretionary	11.2%
Health Care	13.4%
Information Technology	13.6%
Financials	17.9%
Industrials	20.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
FTAI Aviation Ltd	0.8%
Mueller Industries Inc	0.7%
AeroVironment Inc	0.7%
Sprouts Farmers Market Inc	0.6%
Texas Roadhouse Inc, Class A	0.6%
Crane Co	0.6%
Nova Ltd	0.6%
Modine Manufacturing Co	0.6%
Parsons Corp	0.6%
Ensign Group Inc/The	0.6%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting, visit or call:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Small Cap Fund

SEI Institutional Investments Trust/Class A Shares - SLPAX

Annual Shareholder Report - May 31, 2024

SLPAX-AR-24

Annual Shareholder Report - May 31, 2024

Small Cap II Fund

SEI Institutional Investments Trust/Class A Shares - SECAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Small Cap II Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports . You can also request this information by contacting us at 1-800-DIAL-SEI. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap II Fund, Class A Shares	$48	0.43%

How did the fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Date	Small Cap II Fund, Class A - $227,471	S&P 500 Index (Gross) (USD) - $330,280	Russell 2000 Index (USD) - $209,178
May/14	$100000	$100000	$100000
May/15	$112580	$111806	$111318
May/16	$105752	$113725	$104669
May/17	$120845	$133591	$125981
May/18	$144981	$152806	$152140
May/19	$134860	$158587	$138379
May/20	$127848	$178945	$133621
May/21	$218352	$251093	$219892
May/22	$194036	$250341	$182697
May/23	$185011	$257656	$174148
May/24	$227471	$330280	$209178

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the Russell 2000 Index — which tracks the performance of the small-cap segment of the U S. equity market—for the 12-month period ending May 31, 2024. Fund performance was enhanced by a positive active position in the value factor, as well as overall stock selection. Among Fund managers, Easterly Investment Partners LLC (Easterly) was the largest contributor to the outperformance, capitalizing not only on value style tailwinds but very strong idiosyncratic returns as well. Notably, the long-term position in IT services provider Super Micro Computer performed well during the period. Easterly has since exited the position, selling into the stock’s price strength, as we would expect from a value-oriented manager. Los Angeles Capital Management, LLC’s micro-cap strategy also bolstered Fund performance for the period, as the manager bucked headwinds to smaller-cap companies through stock selection. EAM Investors, LLC contributed moderately to the Fund’s outperformance, benefiting from positive returns for the first five months of the 2024 calendar year after struggling with a rapid shift in market leadership late in 2023.

Leeward Investments, LLC largely performed in line with the Fund’s benchmark index, as the manager did not significantly benefit from the strong performance of positive value stocks and enduring headwinds to the low-volatility’s factor. ArrowMark Colorado Holdings, LLC and Copeland Capital Management, LLC detracted modestly from Fund performance as a result of weak performance for the quality factor, as well as overall stock selection. Sector effects were moderately positive, most notably from an overweight allocation to industrials and underweights to both utilities and real estate.

Average Annual Total Returns as of May 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Small Cap II Fund, Class A Shares	22.95%	11.02%	8.57%
S&P 500 Index (Gross) (USD)	28.19%	15.80%	12.69%
Russell 2000 Index (USD)	20.12%	8.61%	7.66%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$247,025	601	$1,079	101%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Exchange Traded Fund	0.4%
Utilities	1.4%
Communication Services	2.4%
Cash Equivalent	2.4%
Consumer Staples	3.4%
Real Estate	3.9%
Materials	5.2%
Energy	7.3%
Information Technology	9.9%
Consumer Discretionary	11.5%
Health Care	12.9%
Financials	19.0%
Industrials	20.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Old National Bancorp/IN	1.0%
Encompass Health Corp	0.9%
Jackson Financial Inc, Class A	0.9%
Pilgrim's Pride Corp	0.9%
Lincoln National Corp	0.9%
Columbia Banking System Inc	0.9%
Photronics Inc	0.9%
Silicon Motion Technology Corp	0.8%
Brinker International Inc	0.8%
Integra LifeSciences Holdings Corp	0.8%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Changes

ArrowMark Colorado Holdings, LLC was terminated during the reporting period.

This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28 at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting, visit or call:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Small Cap II Fund

SEI Institutional Investments Trust/Class A Shares - SECAX

Annual Shareholder Report - May 31, 2024

SECAX-AR-24

Annual Shareholder Report - May 31, 2024

Small/Mid Cap Equity Fund

SEI Institutional Investments Trust/Class A Shares - SSMAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Small/Mid Cap Equity Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports . You can also request this information by contacting us at 1-800-DIAL-SEI. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small/Mid Cap Equity Fund, Class A Shares	$45	0.41%

How did the fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Date	Small/Mid Cap Equity Fund, Class A - $210,745	S&P 500 Index (Gross) (USD) - $330,280	Russell 2500 Index (USD) - $229,368
May/14	$100000	$100000	$100000
May/15	$111158	$111806	$111760
May/16	$105235	$113725	$106955
May/17	$121577	$133591	$125001
May/18	$141657	$152806	$147867
May/19	$132331	$158587	$141527
May/20	$127300	$178945	$140392
May/21	$202365	$251093	$225262
May/22	$189276	$250341	$199088
May/23	$173381	$257656	$188465
May/24	$210745	$330280	$229368

How did the Fund perform in the last year?

The Fund underperformed its benchmark, the Russell 2500 Index—for the 12-month period ending May 31, 2024. Fund performance generally benefited from positive active exposures to both the value and quality factors; however, negative stock selection weighed on Fund performance.

Among Fund managers, LSV Asset Management outperformed the Fund’s benchmark over the reporting period amid a positive environment for the value factor. Jackson Creek Investment Advisors, LLC also contributed positively to Fund performance, attributable primarily to strength in the momentum factor for the year to date as of May 31, 2024. Copeland Capital Management, LLC detracted from performance largely due to low-volatility style headwinds, while Arrowmark Colorado Holdings, LLC, and Cardinal Capital Management, LLC slightly underperformed the benchmark as a result of overall poor stock selection. Axiom Investors LLC moderately outperformed the benchmark for the reporting period, struggling during a rapid shift in market leadership in the fourth quarter of 2023, but strongly outperforming for the year to date as of May 31, 2024, during a positive environment for the momentum factor. Geneva Capital Management LLC had a minimal impact on performance as the Fund added the manager toward the end of the reporting period.

Sector effects weighed modestly on Fund performance for the period. A small overweight to communication services hampered performance, while an underweight to real estate had a positive impact.

Average Annual Total Returns as of May 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Small/Mid Cap Equity Fund, Class A Shares	21.55%	9.75%	7.74%
S&P 500 Index (Gross) (USD)	28.19%	15.80%	12.69%
Russell 2500 Index (USD)	21.70%	10.14%	8.66%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$802,878	458	$3,098	81%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Communication Services	2.1%
Utilities	2.3%
Cash Equivalent	2.3%
Materials	3.4%
Real Estate	4.2%
Consumer Staples	4.2%
Energy	5.3%
Health Care	11.1%
Consumer Discretionary	12.2%
Information Technology	13.4%
Financials	14.8%
Industrials	24.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Ensign Group Inc/The	1.1%
Hamilton Lane Inc, Class A	0.9%
Kinsale Capital Group Inc	0.9%
Casey's General Stores Inc	0.8%
Matador Resources Co	0.8%
Dick's Sporting Goods Inc	0.7%
Wingstop Inc	0.7%
Sprouts Farmers Market Inc	0.7%
Allison Transmission Holdings Inc	0.7%
Reliance Inc	0.7%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Changes

Geneva Capital Management LLC was hired, and Arrowmark Colorado Holdings, LLC and Cardinal Capital Management, LLC were terminated during the reporting period.

This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28 at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting, visit or call:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Small/Mid Cap Equity Fund

SEI Institutional Investments Trust/Class A Shares - SSMAX

Annual Shareholder Report - May 31, 2024

SSMAX-AR-24

Annual Shareholder Report - May 31, 2024

U.S. Equity Factor Allocation Fund

SEI Institutional Investments Trust/Class A Shares - SEHAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the U.S. Equity Factor Allocation Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports . You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Factor Allocation Fund, Class A Shares	$2	0.02%

How did the fund perform since inception?

Total Return Based on $100,000 Investment

U.S. Equity Factor Allocation Fund, Class A - $207,463
S&P 500 Index (Gross) (USD) - $219,800
Russell 3000 Index (USD) - $210,440
$240,000
$220,000
$200,000
$180,000
$160,000
$140,000
$120,000
$100,000
$80,000
Apr/18
May/18
May/19
May/20
May/21
May/22
May/23
May/24

Date	U.S. Equity Factor Allocation Fund, Class A - $207,463	S&P 500 Index (Gross) (USD) - $219,800	Russell 3000 Index (USD) - $210,440
Apr/18	$100000	$100000	$100000
May/18	$101700	$101692	$102083
May/19	$103470	$105539	$104631
May/20	$110927	$119088	$116625
May/21	$162555	$167102	$167837
May/22	$162724	$166601	$161654
May/23	$161796	$171469	$164944
May/24	$207463	$219800	$210440

How did the Fund perform in the last year?

Despite the Federal Reserve’s (Fed) restrictive monetary policy during the reporting period, the resilience of the U.S. economy and consumer spending propelled the U.S. equity market to new highs. Investors' optimism regarding artificial intelligence (AI) led to heightened focus on big-tech names such as chip-maker Nvidia Corp., software, services and devices provider Microsoft Corp., and Meta Platforms Inc., the parent company of Facebook.

The Fund outperformed its benchmark, the Russell 3000 Index—which represents approximately 98% of the investable U.S. equity market and measures the equity performance of the 3000 largest U.S. companies—for the reporting period. Fund performance was bolstered by its momentum strategy, while the quality strategy was the main detractor. The momentum strategy benefited from strong trends in information technology, particularly the position in Nvidia Corp., and the consumer discretionary sector, with notable contributions from apparel retailer Abercrombie & Fitch Co., and specialty apparel distributor Deckers Outdoor Corp. The Fund’s quality strategy lagged the benchmark, hampered by the higher interest-rate environment and investors’ preference for riskier stocks. Notable detractors included athletic apparel retailer Lululemon Athletica Inc. due to investors’ fears of a slowdown in consumer spending, and software developer Adobe Inc. amid concerns about potential disruption from new AI competitors.

Average Annual Total Returns as of May 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
U.S. Equity Factor Allocation Fund, Class A Shares	28.22%	14.93%	12.71%
S&P 500 Index (Gross) (USD)	28.19%	15.80%	13.78%
Russell 3000 Index (USD)	27.58%	15.00%	12.97%

Since its inception on April 26, 2018. The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,473,043	392	$-	50%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Real Estate	0.5%
Cash Equivalent	0.7%
Materials	1.3%
Utilities	2.0%
Energy	2.2%
Consumer Staples	7.5%
Communication Services	9.9%
Industrials	10.0%
Financials	10.5%
Health Care	12.2%
Consumer Discretionary	13.6%
Information Technology	29.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft Corp	5.9%
Apple Inc	4.5%
Alphabet Inc, Class A	3.0%
NVIDIA Corp	2.7%
Meta Platforms Inc, Class A	2.5%
Amazon.com Inc	1.5%
McKesson Corp	1.1%
Eli Lilly & Co	1.0%
Cisco Systems Inc	1.0%
Alphabet Inc, Class C	1.0%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting, visit or call:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

U.S. Equity Factor Allocation Fund

SEI Institutional Investments Trust/Class A Shares - SEHAX

Annual Shareholder Report - May 31, 2024

SEHAX-AR-24

Annual Shareholder Report - May 31, 2024

U.S. Managed Volatility Fund

SEI Institutional Investments Trust/Class A Shares - SVYAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the U.S. Managed Volatility Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports . You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Managed Volatility Fund, Class A Shares	$22	0.20%

How did the fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Date	U.S. Managed Volatility Fund, Class A - $233,696	S&P 500 Index (Gross) (USD) - $330,280	Russell 3000 Index (USD) - $312,954	MSCI USA Minimum Volatility Index (75%)/Russell 3000 Value Index (25%) - $262,730
May/14	$100000	$100000	$100000	$100000
May/15	$113335	$111806	$111857	$113112
May/16	$117545	$113725	$112107	$121231
May/17	$133917	$133591	$131940	$138365
May/18	$144370	$152806	$151812	$150387
May/19	$154618	$158587	$155601	$167286
May/20	$154145	$178945	$173438	$174693
May/21	$198237	$251093	$249598	$220651
May/22	$207582	$250341	$240403	$225524
May/23	$199792	$257656	$245294	$221303
May/24	$233696	$330280	$312954	$262730

How did the Fund perform in the last year?

The Fund recorded a positive return for the 12-month period ending May 31, 2024, but underperformed its primary benchmark, the Russell 3000 Index—which represents approximately 98% of the investable U.S. equity market and measures the equity performance of the 3000 largest U.S. companies. The Fund’s relative performance was hampered by its low-volatility and low-beta exposure, as well as underweights to mega-cap growth stocks. An underweight to the information technology sector and overweights to the consumer staples and health care sectors also weighed on the Fund’s relative performance as more volatile sectors led the market rally over the period.

Among the Fund’s sub-advisers, LSV Asset Management’s value exposure and underweight to the largest-capitalization stocks detracted from performance for the reporting period. Allspring Global Investments’ performance was hampered by its low beta and overweight allocations to the consumer staples and health care sectors.

Average Annual Total Returns as of May 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
U.S. Managed Volatility Fund, Class A Shares	16.97%	8.61%	8.86%
S&P 500 Index (Gross) (USD)	28.19%	15.80%	12.69%
Russell 3000 Index (USD)	27.58%	15.00%	12.09%
MSCI USA Minimum Volatility Index (75%)/Russell 3000 Value Index (25%)	18.72%	9.45%	10.14%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$732,663	368	$1,324	59%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Real Estate	0.2%
Cash Equivalent	2.0%
Energy	3.5%
Materials	3.6%
Utilities	5.4%
Consumer Discretionary	6.6%
Communication Services	7.2%
Industrials	10.1%
Financials	12.3%
Information Technology	14.8%
Consumer Staples	15.1%
Health Care	18.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Amdocs Ltd	2.2%
Verizon Communications Inc	1.7%
McKesson Corp	1.7%
Comcast Corp, Class A	1.6%
Gilead Sciences Inc	1.5%
International Business Machines Corp	1.5%
Merck & Co Inc	1.4%
Cisco Systems Inc	1.4%
Exxon Mobil Corp	1.4%
Cigna Group/The	1.4%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting, visit or call:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

U.S. Managed Volatility Fund

SEI Institutional Investments Trust/Class A Shares - SVYAX

Annual Shareholder Report - May 31, 2024

SVYAX-AR-24

Annual Shareholder Report - May 31, 2024

Global Managed Volatility Fund

SEI Institutional Investments Trust/Class A Shares - SGMAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Global Managed Volatility Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports . You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Managed Volatility Fund, Class A Shares	$26	0.24%

How did the fund perform since inception?

Total Return Based on $100,000 Investment

Date	Global Managed Volatility Fund, Class A - $199,406	MSCI ACWI ex-USA Index (Net) (USD) - $182,256	MSCI World Index (Net) (USD) - $255,596	MSCI World Minimum Volatility Index (Net) (USD) - $183,107
Jan/16	$100000	$100000	$100000	$100000
May/16	$107800	$107857	$108273	$108755
May/17	$122350	$127533	$126055	$119968
May/18	$131415	$139868	$140637	$126940
May/19	$135538	$131112	$140229	$138924
May/20	$134069	$126611	$149758	$143914
May/21	$166147	$180770	$210598	$168375
May/22	$173207	$158342	$200456	$166284
May/23	$172137	$156117	$204608	$164694
May/24	$199406	$182256	$255596	$183107

How did the Fund perform in the last year?

The Fund recorded a positive return for the 12-month period ending May 31, 2024, but underperformed its primary benchmark, the MSCI World Index (Net). The Fund’s relative performance was hampered by its low-volatility and low-beta exposure, as well as underweight allocations to mega-cap stocks. An underweight to the information technology sector and overweights to the consumer staples and health care sectors also weighed on the Fund’s relative performance over the period.

Among Fund managers, LSV Asset Management’s performance lagged relative to the benchmark MSCI World Index over the quarter due to its low-volatility and smaller-capitalization exposures, as well as its underweight to the strong-performing information technology sector. Allspring Global Investments, LLC lagged due to its low-volatility exposure and its holdings within the consumer staples and health care sectors. Acadian Asset Management’s underperformance was attributable to its low-volatility and smaller-capitalization exposures, an overweight to the consumer staples sector, and an underweight to the financials sector.

Average Annual Total Returns as of May 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global Managed Volatility Fund, Class A Shares	15.84%	8.03%	8.62%
MSCI ACWI ex-USA Index (Net) (USD)	16.74%	6.81%	7.47%
MSCI World Index (Net) (USD)	24.92%	12.76%	11.91%
MSCI World Minimum Volatility Index (Net) (USD)	11.18%	5.68%	7.52%

Since its inception on January 29, 2016. The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$2,024,260	580	$4,580	57%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Other Countries	6.1%
Spain	1.2%
Sweden	1.3%
Hong Kong	1.3%
Germany	1.3%
Singapore	1.6%
Netherlands	2.4%
Switzerland	2.7%
France	2.8%
Canada	3.6%
United Kingdom	4.9%
Japan	8.4%
United States	61.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
International Business Machines Corp	1.6%
Verizon Communications Inc	1.6%
AT&T Inc	1.5%
Cisco Systems Inc	1.4%
Novartis AG	1.4%
Koninklijke Ahold Delhaize NV	1.4%
Johnson & Johnson	1.3%
Comcast Corp, Class A	1.2%
Bank of New York Mellon Corp/The	1.0%
Lockheed Martin Corp	1.0%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting, visit or call:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Global Managed Volatility Fund

SEI Institutional Investments Trust/Class A Shares - SGMAX

Annual Shareholder Report - May 31, 2024

SGMAX-AR-24

Annual Shareholder Report - May 31, 2024

World Equity Ex-US Fund

SEI Institutional Investments Trust/Class A Shares - WEUSX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the World Equity Ex-US Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports . You can also request this information by contacting us at 1-800-DIAL-SEI. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
World Equity Ex-US Fund, Class A Shares	$31	0.28%

How did the fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Date	World Equity Ex-US Fund, Class A - $158,749	MSCI ACWI ex-USA Index (Net) (USD) - $148,381
May/14	$100000	$100000
May/15	$101926	$99100
May/16	$89082	$87810
May/17	$106261	$103829
May/18	$118586	$113871
May/19	$109878	$106743
May/20	$108779	$103078
May/21	$157055	$147171
May/22	$137375	$128912
May/23	$132610	$127101
May/24	$158749	$148381

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the MSCI ACWI ex-USA Index (Net) (USD)—which tracks the performance of both developed-market and emerging market countries, excluding the United States—over the 12-month period ending May 31, 2024. The primary driver of the outperformance was the Fund’s overweight allocations to the value and momentum factors, both of which performed well over the reporting period. From a subadvisor perspective, strong performance from momentum-biased managers Acadian Asset Management LLC and Lazard Asset Management LLC, as well as value manager Pzena Investment Management, LLC, were the biggest contributors to Fund performance. Quality and low-volatility stocks lagged amid the market upturn during the period; consequently, subadvisors Lazard Asset Management LLC (quality growth) and Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust (low volatility) lagged. Jupiter Asset Management Limited benefited as value factors outperformed over the reporting period. Jupiter’s stock selection was strongest in the consumer staples sector, with top contributors including Tiger Brands and Imperial Brands.

Sector effects were negligible, as the Fund’s overweight to technology contributed to Fund performance while the underweight to financials was a detractor. Finally, currency had a modest impact as the Fund is underweight to Japan and the yen depreciated over the reporting period, which bolstered performance.

Average Annual Total Returns as of May 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
World Equity Ex-US Fund, Class A Shares	19.71%	7.64%	4.73%
MSCI ACWI ex-USA Index (Net) (USD)	16.74%	6.81%	4.03%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$7,717,705	1,072	$18,993	76%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.1%
Other Countries	25.0%
Denmark	2.8%
United States	3.2%
South Korea	3.6%
Taiwan	4.5%
Canada	4.6%
Netherlands	5.0%
China	5.3%
Switzerland	5.7%
Germany	7.9%
France	8.1%
Japan	10.1%
United Kingdom	12.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Roche Holding AG	1.2%
Nokia Oyj	1.1%
SAP SE	1.1%
Novo Nordisk A/S, Class B	1.0%
Industria de Diseno Textil SA	1.0%
Reckitt Benckiser Group PLC	1.0%
Sanofi SA	1.0%
Henkel AG & Co KGaA	1.0%
Barclays PLC	0.9%
Wolters Kluwer NV	0.8%

Material Fund Changes

Allspring Global Investments, LLC, was terminated during the reporting period.

This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28 at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting, visit or call:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

World Equity Ex-US Fund

SEI Institutional Investments Trust/Class A Shares - WEUSX

Annual Shareholder Report - May 31, 2024

WEUSX-AR-24

Annual Shareholder Report - May 31, 2024

Screened World Equity Ex-US Fund

SEI Institutional Investments Trust/Class A Shares - SSEAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Screened World Equity Ex-US Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports . You can also request this information by contacting us at 1-800-DIAL-SEI. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Screened World Equity Ex-US Fund, Class A Shares	$39	0.36%

How did the fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Date	Screened World Equity Ex-US Fund, Class A - $182,054	MSCI ACWI ex-USA Index (Net) (USD) - $148,381
May/14	$100000	$100000
May/15	$99956	$99100
May/16	$91176	$87810
May/17	$113046	$103829
May/18	$128018	$113871
May/19	$119610	$106743
May/20	$119811	$103078
May/21	$177962	$147171
May/22	$158405	$128912
May/23	$154368	$127101
May/24	$182054	$148381

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the MSCI ACWI ex-USA Index, over the 12-month period ending May 31, 2024. The primary driver of the outperformance was the Fund’s overweight allocations to the value and momentum factors, both of which performed well over the reporting period. From a subadvisor perspective, strong performance from momentum-biased managers Acadian Asset Management and Lazard Asset Management (130% long/30% short strategy) were the biggest contributors to Fund performance. Quality stocks lagged amid the market upturn during the period, but subadvisor Lazard Asset Management (quality growth) still outperformed by a small margin. Sector effects had a modestly positive impact on performance, as the Fund’s overweight allocation to the information technology sector and underweight to the consumer staples and healthcare sectors contributed to performance for the period, while the underweight to financials was a detractor. Finally, currency had a modest impact as the Fund is underweight to Japan and the yen depreciated over the period, which enhanced performance.

Average Annual Total Returns as of May 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Screened World Equity Ex-US Fund, Class A Shares	17.93%	8.76%	6.17%
MSCI ACWI ex-USA Index (Net) (USD)	16.74%	6.81%	4.03%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$156,418	879	$343	122%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.1%
Other Countries	26.8%
Hong Kong	3.4%
Netherlands	3.8%
China	4.1%
Taiwan	4.1%
Switzerland	4.7%
South Korea	5.0%
France	5.1%
Canada	5.5%
Germany	6.9%
United Kingdom	8.4%
Japan	10.1%
United States	10.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AP Moller - Maersk A/S, Class B	1.1%
AIA Group Ltd	1.1%
SAP SE	1.1%
Henkel AG & Co KGaA	1.0%
Nokia Oyj	1.0%
LG H&H Co Ltd	0.9%
Industria de Diseno Textil SA	0.9%
Imperial Brands PLC	0.9%
Novo Nordisk A/S, Class B	0.9%
Dollarama Inc	0.9%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Changes

Jupiter Asset Management Ltd was hired and Allspring Global Investments, LLC, was terminated during the reporting period.

This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28 at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting, visit or call:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Screened World Equity Ex-US Fund

SEI Institutional Investments Trust/Class A Shares - SSEAX

Annual Shareholder Report - May 31, 2024

SSEAXI-AR-24

Annual Shareholder Report - May 31, 2024

World Select Equity Fund

SEI Institutional Investments Trust/Class A Shares - SWSAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the World Select Equity Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports . You can also request this information by contacting us at 1-800-DIAL-SEI. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
World Select Equity Fund, Class A Shares	$33	0.29%

How did the fund perform since inception?

Total Return Based on $100,000 Investment

Date	World Select Equity Fund, Class A - $185,396	MSCI ACWI ex-USA Index (Net) (USD) - $142,467	MSCI ACWI Index (Net) (USD) - $190,889
Jun/17	$100000	$100000	$100000
May/18	$114881	$109333	$111330
May/19	$104756	$102489	$109891
May/20	$100714	$98970	$115858
May/21	$155161	$141305	$164339
May/22	$148776	$123774	$153193
May/23	$148011	$122035	$154496
May/24	$185396	$142467	$190889

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the MSCI ACWI Index (Net)—a capitalization-weighted index that measures the equity performance of large- and mid-cap securities in developed and emerging markets—for the reporting period. Fund performance benefited from the strong performance of its momentum managers in directional markets, dominated by artificial intelligence (AI) themes, technology companies, and investors’ higher appetite for risk. Conversely, the Fund’s quality and low-volatility managers underperformed, partially mitigating gains from their momentum counterparts. Regarding sector positioning, strong stock selection in materials, financials, and energy offset losses from an underweight allocation to information technology and semiconductor stocks, particularly within the “Magnificent Seven” (Amazon, Apple, Microsoft, Nvidia, Tesla, Meta Platforms, and Google parent Alphabet).

In terms of sub-advisor results during the reporting period, Fund performance was bolstered by positive results from LSV Asset Management (global momentum strategy); Towle & Co. (value); and Jupiter Asset Management (global Managed volatility); Poplar Forest Capital LLC (U.S. Value); and StonePine Asset Management, Inc. (U.S. quality).

Regarding the use of derivatives over the reporting period, any frictional cash positions in the portfolio were equitized through index futures to be fully invested in the market at all times. Hedging the Fund's country and currency exposure to the benchmark MSCI ACWI enhanced Fund performance over the reporting period.

Average Annual Total Returns as of May 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
World Select Equity Fund, Class A Shares	25.26%	12.09%	9.33%
MSCI ACWI ex-USA Index (Net) (USD)	16.74%	6.81%	5.25%
MSCI ACWI Index (Net) (USD)	23.56%	11.68%	9.79%

Since its inception on June 30, 2017. The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$276,571	563	$667	79%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Other Countries	8.4%
China	1.0%
Netherlands	1.0%
Hong Kong	1.1%
Denmark	1.2%
India	1.3%
South Korea	1.7%
Canada	1.8%
France	2.0%
Germany	2.3%
Japan	3.7%
United Kingdom	4.4%
United States	66.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft Corp	1.9%
NVIDIA Corp	1.7%
Cencora Inc	1.4%
Alphabet Inc, Class A	1.3%
Intel Corp	1.1%
Equitable Holdings Inc	1.1%
Tyson Foods Inc, Class A	1.0%
AutoZone Inc	1.0%
Meta Platforms Inc, Class A	1.0%
Moody's Corp	1.0%

Material Fund Changes

Jupiter Asset Management Ltd and Lazard Asset Management LLC were hired, and AS Trigon Asset Management, Mackenzie Investments Corporation, Metropole Gestion SA, and Sompo Asset Management Co. were terminated during the reporting period.

This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28 at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting, visit or call:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

World Select Equity Fund

SEI Institutional Investments Trust/Class A Shares - SWSAX

Annual Shareholder Report - May 31, 2024

SWSAX-AR-24

Annual Shareholder Report - May 31, 2024

Emerging Markets Equity Fund

SEI Institutional Investments Trust/Class A Shares - SMQFX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Emerging Markets Equity Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports . You can also request this information by contacting us at 1-800-DIAL-SEI. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund, Class A Shares	$72	0.66%

How did the fund perform since inception?

Total Return Based on $100,000 Investment

Date	Emerging Markets Equity Fund, Class A - $153,952	MSCI ACWI ex-USA Index (Net) (USD) - $155,581	MSCI EFM (Emerging+Frontier Markets) Index (Net) (USD) - $129,173
Oct/14	$100000	$100000	$100000
May/15	$100333	$103908	$99476
May/16	$87765	$92071	$82134
May/17	$106740	$108867	$104381
May/18	$119940	$119396	$118832
May/19	$107242	$111922	$108699
May/20	$101731	$108080	$103803
May/21	$157019	$154312	$156466
May/22	$136334	$135167	$125588
May/23	$129743	$133267	$114916
May/24	$153952	$155581	$129173

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the MSCI EFM (Emerging + Frontier Markets) Index (Net), over the reporting period. Among Fund managers, Robeco Institutional Asset Management US Inc. contributed to the Fund’s outperformance due to its exposure to banks in countries with favorable economic tailwinds, such as Greece, as well as from notable gains in Korea, especially in the information technology sector. JOHCM (USA) Inc. was another contributor to Fund performance, benefiting from both momentum and tailwinds to emerging- and frontier-market small-cap stocks, which outperformed their larger peers over the period. JOHCM (USA) Inc. capitalized on both trends and also benefited from artificial intelligence (AI)-fueled strength in information technology. WCM Investment Management, LLC detracted from Fund performance despite a tailwind to quality stocks during the period, as the manager’s exposure to faster-growing quality companies faced headwinds. KBI Global Investors (North America) Ltd. performed in line with the benchmark. The manager’s performance was hampered by underweights to the strong Indian market and the information technology sector, and an overweight to the weak market in China. Causeway Capital Management LLC contributed to Fund performance due to holdings in small-cap stocks. The Fund’s allocation to frontier equities through RWC Asset Advisers (US) LLC also saw positive results attributable to holdings in strong banking companies in Kazakhstan and Slovenia, as well as the lack of exposure to China.

From a regional perspective, Fund performance was bolstered by stock selection in Korea, especially in auto and semiconductor exporters, which benefited from strong global growth and demand. Other contributors to performance were an underweight allocation to the weak market in China, as well as stock selection in Turkey and the United Arab Emirates (UAE).

From a sector perspective, Fund performance benefited from positions in financials, materials, and information technology. Stock selection in communication services detracted from Fund performance due to positions in Chinese internet-related media entertainment stocks.

Average Annual Total Returns as of May 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Emerging Markets Equity Fund, Class A Shares	18.66%	7.50%	4.60%
MSCI ACWI ex-USA Index (Net) (USD)	16.74%	6.81%	4.72%
MSCI EFM (Emerging+Frontier Markets) Index (Net) (USD)	12.41%	3.51%	2.71%

Since its inception on October 31, 2014. The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$912,695	425	$5,247	71%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Other Countries	21.4%
United Arab Emirates	1.9%
Philippines	2.1%
Vietnam	2.1%
Mexico	2.2%
Kazakhstan	2.3%
South Africa	2.6%
Indonesia	4.2%
Brazil	7.1%
South Korea	11.1%
India	11.6%
Taiwan	13.2%
China	15.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing Co Ltd	6.0%
Naspers, Class N	2.2%
Samsung Electronics Co Ltd	2.1%
Alibaba Group Holding Ltd	1.6%
Kia Corp	1.5%
Hana Financial Group Inc	1.4%
Petroleo Brasileiro SA, Class A	1.2%
Itau Unibanco Holding SA	1.0%
Emaar Properties PJSC	1.0%
Vipshop Holdings Ltd	0.9%

Material Fund Changes

KBI Global Investors (North America) Ltd. was terminated during the reporting period. During the reporting period the Advisory fee for the Fund was reduced and the contractual waiver was removed.

This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28 at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting, visit or call:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Emerging Markets Equity Fund

SEI Institutional Investments Trust/Class A Shares - SMQFX

Annual Shareholder Report - May 31, 2024

SMQFX-AR-24

Annual Shareholder Report - May 31, 2024

Opportunistic Income Fund

SEI Institutional Investments Trust/Class A Shares - ENIAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Opportunistic Income Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports . You can also request this information by contacting us at 1-800-DIAL-SEI. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Income Fund, Class A Shares	$29	0.28%

How did the fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Date	Opportunistic Income Fund, Class A - $140,153	Bloomberg U.S. Aggregate Bond Index (USD) - $113,291	ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index - $117,835
May/14	$100000	$100000	$100000
May/15	$101912	$103034	$100238
May/16	$102859	$106120	$100614
May/17	$107559	$107795	$101446
May/18	$111174	$107391	$102889
May/19	$115508	$114265	$105503
May/20	$115251	$125023	$107955
May/21	$123428	$124517	$108257
May/22	$122230	$114279	$108325
May/23	$127663	$111831	$111704
May/24	$140153	$113291	$117835

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index, which tracks the performance of a synthetic asset paying a deposit offered rate to the stated maturity—for the 12-month period ending May 31, 2024.

Early in the reporting period, the Federal Reserve (Fed) implemented its eleventh interest-rate hike before pausing for the remainder of the year. Consequently, yields moved higher across the U.S. Treasury curve, with long-term yields rising by a greater margin than short-term yields. All spread sectors outperformed over the period, and Fund performance benefited from allocations to securitized issues, bank loans, and corporate bonds. Strong labor markets and increasing wages resulted in resilient consumer spending, leading asset-backed securities (ABS) to outperform over the period. Credit spreads narrowed as the U.S. economy continued to expand, while the anticipated recession never materialized. Loans continued to benefit from rising interest rates given their floating-rate structures and the health of the overall economy, further supporting the sector from a credit standpoint.

The Fund’s use of derivatives had no material impact on performance during the reporting period.

Average Annual Total Returns as of May 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Opportunistic Income Fund, Class A Shares	9.78%	3.94%	3.43%
Bloomberg U.S. Aggregate Bond Index (USD)	1.31%	- 0.17%	1.26%
ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index	5.49%	2.24%	1.65%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$397,223	858	$1,114	37%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Information Technology	0.0%
Municipal Bond	0.1%
Warrants	0.1%
Health Care	0.2%
Energy	0.3%
Utilities	0.3%
Communication Services	0.4%
Consumer Discretionary	0.5%
Materials	0.5%
Industrials	0.5%
Repurchase Agreement	0.8%
U.S. Treasury Obligations	1.3%
Financials	1.8%
Cash Equivalent	4.6%
Asset-Backed Securities	27.8%
Mortgage-Backed Securities	29.4%
Loan Participations	36.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
BNP Paribas	5.330%	02/29/24	0.8%
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2, TSFR1M + 2.014%	7.339%	05/25/58	0.8%
STAR Trust, Ser 2021-SFR2, Cl C, TSFR1M + 1.714%	7.031%	01/17/39	0.7%
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1, SOFR30A + 2.300%	7.624%	05/25/43	0.6%
Connecticut Avenue Securities Trust, Ser 2023-R03, Cl 2M1, SOFR30A + 2.500%	7.824%	04/25/43	0.6%
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1B, SOFR30A + 3.500%	8.824%	05/25/43	0.5%
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1B, SOFR30A + 3.100%	8.424%	03/25/43	0.5%
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1, SOFR30A + 1.900%	7.224%	06/25/43	0.5%
GRACIE POINT INTERNATIONAL FUNDING, Ser 2023-1A, Cl A, SOFR90A + 1.950%	7.299%	09/01/26	0.5%
Invitation Homes Trust, Ser 2018-SFR4, Cl C, TSFR1M + 1.514%	6.832%	01/17/38	0.5%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Changes

On 6/30/23, Strategy was changed, SOFR replaced LIBOR.

This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28 at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting, visit or call:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Opportunistic Income Fund

SEI Institutional Investments Trust/Class A Shares - ENIAX

Annual Shareholder Report - May 31, 2024

ENIAX-AR-24

Annual Shareholder Report - May 31, 2024

Core Fixed Income Fund

SEI Institutional Investments Trust/Class A Shares - SCOAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Core Fixed Income Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports . You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund, Class A Shares	$13	0.13%

How did the fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Date	Core Fixed Income Fund, Class A - $118,513	Bloomberg U.S. Aggregate Bond Index (USD) - $113,291
May/14	$100000	$100000
May/15	$103788	$103034
May/16	$106875	$106120
May/17	$109557	$107795
May/18	$109750	$107391
May/19	$117127	$114265
May/20	$129049	$125023
May/21	$130341	$124517
May/22	$119233	$114279
May/23	$116655	$111831
May/24	$118513	$113291

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index (USD)—which tracks the performance of fixed-rate, publicly issued, non-investment-grade bonds—for the 12-month period ending May 31, 2024.

Early in the reporting period, the Federal Reserve (Fed) implemented its eleventh interest-rate hike before pausing for the remainder of the year. Consequently, yields moved higher across the U.S. Treasury curve, with long-term yields rising by a greater margin than short-term yields. The Fund’s long duration posture detracted modestly from performance for the period, while yield-curve positioning had a slightly positive impact. All spread sectors outperformed over the reporting period, and Fund performance benefited from overweight positions in agency mortgage-backed securities (MBS) and the financials sector, with a concentration in money center banks. Strong labor markets and increasing wages resulted in resilient consumer spending, leading asset-backed securities (ABS) to outperform over the period. Credit spreads narrowed as the U.S. economy continued to expand, while the anticipated recession never materialized. The Fed began tapering asset purchases in 2023, and agency MBS spreads widened. This enabled the Fund’s managers to add high-quality liquid assets with a yield advantage over comparable-duration U.S. Treasuries.

The Fund’s use of derivatives had no material impact on performance during the reporting period.

Average Annual Total Returns as of May 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Core Fixed Income Fund, Class A Shares	1.59%	0.24%	1.71%
Bloomberg U.S. Aggregate Bond Index (USD)	1.31%	- 0.17%	1.26%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$7,260,855	4,339	$7,232	311%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Partnership	0.0%
Derivative Contracts (Net)	0.0%
Municipal Bonds	0.2%
U.S. Government Agency Obligations	0.4%
Sovereign Debt	0.6%
Materials	0.8%
Consumer Discretionary	0.9%
Real Estate	1.0%
Information Technology	1.3%
Consumer Staples	1.7%
Industrials	1.9%
Health Care	2.2%
Cash Equivalent	2.3%
Energy	2.3%
Utilities	2.3%
Communication Services	2.4%
Asset-Backed Securities	8.2%
Financials	9.5%
U.S. Treasury Obligations	26.0%
Mortgage-Backed Securities	42.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.500%	05/31/29	3.3%
U.S. Treasury Notes	4.625%	04/30/29	2.5%
U.S. Treasury Notes	4.375%	05/15/34	2.1%
U.S. Treasury Bonds	4.500%	02/15/44	1.7%
U.S. Treasury Bonds	4.625%	05/15/54	1.4%
U.S. Treasury Notes	4.500%	05/15/27	1.3%
U.S. Treasury Bonds	2.000%	11/15/41	1.0%
U.S. Treasury Bills	5.274%	07/16/24	0.9%
U.S. Treasury Bonds	1.750%	08/15/41	0.8%
U.S. Treasury Bonds	4.250%	02/15/54	0.7%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting, visit or call:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Core Fixed Income Fund

SEI Institutional Investments Trust/Class A Shares - SCOAX

Annual Shareholder Report - May 31, 2024

SCOAX-AR-24

Annual Shareholder Report - May 31, 2024

High Yield Bond Fund

SEI Institutional Investments Trust/Class A Shares - SGYAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the High Yield Bond Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports . You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund, Class A Shares	$31	0.29%

How did the fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Date	High Yield Bond Fund, Class A - $160,309	Bloomberg U.S. Aggregate Bond Index (USD) - $113,291	ICE BofA US High Yield Constrained Index (USD) - $150,832
May/14	$100000	$100000	$100000
May/15	$102634	$103034	$101857
May/16	$100410	$106120	$100957
May/17	$115524	$107795	$114933
May/18	$119668	$107391	$117568
May/19	$126029	$114265	$123875
May/20	$121327	$125023	$124250
May/21	$149086	$124517	$143049
May/22	$144477	$114279	$135890
May/23	$142745	$111831	$135661
May/24	$160309	$113291	$150832

How did the Fund perform in the last year?

A longstanding allocation to structured credit, which is managed by SIMC, bolstered the Fund’s performance relative to its benchmark, the ICE BofA US High Yield Constrained Index, over the 12-month period ending May 31, 2024. Additional contributors to Fund performance included both an overweight allocation to and security selection within the healthcare sector and an underweight to and security selection within the leisure sector. Detractors from Fund performance included security selection within the technology and electronics, real estate, and basic industry sectors.

Among Fund managers, Ares Capital Management II, LLC underperformed the benchmark due to security selection within the telecommunications sector and an overweight to and security selection within technology and electronics. Benefit Street Partners, LLC outperformed due to security selection within the media sector and an overweight to and security selection within health care. Brigade Capital Management, LP’s underperformance was attributable to security selection within the real estate and basic industry sectors. J.P. Morgan Investment Management Inc. outperformed due to an overweight to and security selection within the telecommunications sector and an underweight to and security selection within capital goods. T Rowe Price Associates, Inc. outperformed due to security selection within the leisure sector and an underweight to and security selection within media.

Regarding the use of derivatives during the period, the Fund employed currency forwards to hedge the currency risk of a position. The currency forwards did not have a significant impact on Fund performance.

Average Annual Total Returns as of May 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
High Yield Bond Fund, Class A Shares	12.30%	4.93%	4.83%
Bloomberg U.S. Aggregate Bond Index (USD)	1.31%	- 0.17%	1.26%
ICE BofA US High Yield Constrained Index (USD)	11.18%	4.02%	4.20%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,825,445	1,221	$4,991	57%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Warrants	0.1%
Preferred Stock	0.6%
Real Estate	1.7%
Utilities	2.4%
Cash Equivalent	2.7%
Consumer Staples	3.1%
Information Technology	3.6%
Health Care	6.2%
Materials	6.4%
Asset-Backed Securities	7.8%
Financials	8.2%
Industrials	9.9%
Energy	10.5%
Loan Participations	10.9%
Consumer Discretionary	12.4%
Communication Services	12.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Zayo Group Holdings	4.000%	03/01/27	0.6%
Comstock Resources	6.750%	03/01/29	0.4%
TCP Whitney CLO, Ser 2017-1I, Cl SUB	0.000%	08/20/29	0.4%
Team Health Holdings, Inc., Extended Term Loan, 1st Lien, CME Term SOFR + 5.250%	10.580%	03/02/27	0.4%
DISH Network	11.750%	11/15/27	0.4%
Tronox	4.625%	03/15/29	0.4%
Carnival	6.000%	05/01/29	0.4%
TransDigm	7.125%	12/01/31	0.4%
CCO Holdings LLC	5.125%	05/01/27	0.4%
EMRLD Borrower	6.625%	12/15/30	0.4%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting, visit or call:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

High Yield Bond Fund

SEI Institutional Investments Trust/Class A Shares - SGYAX

Annual Shareholder Report - May 31, 2024

SGYAX-AR-24

Annual Shareholder Report - May 31, 2024

Long Duration Fund

SEI Institutional Investments Trust/Class A Shares - LDRAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Long Duration Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports . You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Long Duration Fund, Class A Shares	$15	0.15%

How did the fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Date	Long Duration Fund, Class A - $124,995	Bloomberg U.S. Aggregate Bond Index (USD) - $113,291	70/30 Bloomberg Long Credit & Bloomberg Long Govt - $120,121
May/14	$100000	$100000	$100000
May/15	$105676	$103034	$105570
May/16	$112214	$106120	$112031
May/17	$117158	$107795	$116272
May/18	$118235	$107391	$117062
May/19	$130311	$114265	$128654
May/20	$157478	$125023	$152594
May/21	$156228	$124517	$149593
May/22	$133319	$114279	$127486
May/23	$125566	$111831	$120353
May/24	$124995	$113291	$120121

How did the Fund perform in the last year?

The Fund underperformed its Long Duration Blended Benchmark for the 12-month period ending May 31, 2024.

Early in the reporting period, the Federal Reserve (Fed) implemented its eleventh interest-rate hike before pausing for the remainder of the year. Consequently, yields moved higher across the U.S. Treasury curve, with long-term yields rising by a greater margin than short-term yields. Credit spreads narrowed as the U.S. economy continued to expand while the anticipated recession never materialized and strong labor markets and increasing wages continued to support resilient consumer spending. Long-term corporate bonds outperformed comparable-duration U.S. Treasurys over the reporting period. This hampered Fund performance as it was slightly overweight to Treasurys for much of the period. The impact of security selection was largely mixed during the period, with holdings in the financials sector detracting from performance and positions in the industrials sector contributing positively.  The impact of relative positioning within the corporate sector was also mixed, as an overweight to the financials sector was positive, and the underweight allocation to industrials was a detractor.

The Fund’s use of derivatives had no material impact on performance during the reporting period.

Average Annual Total Returns as of May 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Long Duration Fund, Class A Shares	- 0.45%	- 0.83%	2.26%
Bloomberg U.S. Aggregate Bond Index (USD)	1.31%	- 0.17%	1.26%
70/30 Bloomberg Long Credit & Bloomberg Long Govt	- 0.19%	- 1.36%	1.85%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$382,975	889	$706	105%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Mortgage-Backed Securities	0.3%
Sovereign Debt	1.0%
U.S. Government Agency Obligations	1.2%
Materials	1.2%
Real Estate	1.7%
Consumer Discretionary	2.5%
Municipal Bonds	3.5%
Consumer Staples	3.9%
Information Technology	4.0%
Cash Equivalent	6.2%
Energy	6.6%
Industrials	6.7%
Communication Services	8.0%
Health Care	10.0%
Utilities	11.3%
Financials	12.2%
U.S. Treasury Obligations	30.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.500%	02/15/44	3.7%
U.S. Treasury Bonds	2.000%	11/15/41	2.7%
U.S. Treasury Bonds	4.250%	02/15/54	2.7%
U.S. Treasury Bonds	1.750%	08/15/41	1.7%
U.S. Treasury Bonds	2.875%	05/15/52	1.5%
U.S. Treasury Notes	4.375%	05/15/34	1.4%
U.S. Treasury Bonds	4.625%	05/15/44	1.4%
U.S. Treasury Bonds	3.875%	05/15/43	1.2%
U.S. Treasury Bonds	4.375%	08/15/43	1.2%
U.S. Treasury Bonds	3.532%	08/15/43	1.1%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting, visit or call:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Long Duration Fund

SEI Institutional Investments Trust/Class A Shares - LDRAX

Annual Shareholder Report - May 31, 2024

LDRAX-AR-24

Annual Shareholder Report - May 31, 2024

Long Duration Credit Fund

SEI Institutional Investments Trust/Class A Shares - SLDAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Long Duration Credit Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports . You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Long Duration Credit Fund, Class A Shares	$15	0.15%

How did the fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Date	Long Duration Credit Fund, Class A - $125,123	Bloomberg U.S. Aggregate Bond Index (USD) - $113,291	Bloomberg Long A+ U.S. Credit Index (USD) - $122,621
May/14	$100000	$100000	$100000
May/15	$104024	$103034	$104753
May/16	$111694	$106120	$112946
May/17	$116862	$107795	$117241
May/18	$117612	$107391	$118027
May/19	$128788	$114265	$129055
May/20	$152577	$125023	$150557
May/21	$153378	$124517	$150609
May/22	$130788	$114279	$127965
May/23	$123812	$111831	$121338
May/24	$125123	$113291	$122621

How did the Fund perform in the last year?

The Fund performed in line with its benchmark, the Bloomberg Long A+ U.S. Credit Index—which tracks the performance of highly rated corporate and international dollar-denominated bonds with a remaining maturity of 10 years or more—for the 12-month period ending May 31, 2024.

Early in the reporting period, the Federal Reserve (Fed) implemented its eleventh interest-rate hike before pausing for the remainder of the year. Consequently, yields moved higher across the U.S. Treasury curve, with long-term yields rising by a greater margin than short-term yields. Credit spreads narrowed as the U.S. economy continued to expand. The anticipated recession never materialized and strong labor markets and increasing wages continued to support resilient consumer spending.

Long-term corporate bonds outperformed over the period, and Fund performance benefited from security selection in the industrials sector. Within the financials sector, the Fund’s managers favored large money center banks, while also maintaining overweight allocations to higher-quality electric utilities. Security selection within these sectors was generally mixed during the period. An allocation to U.S. Treasuries, which are not represented in the Fund’s benchmark, the Bloomberg Long A+ U.S. Credit Index, detracted from performance as the credit sector outperformed over the period. An allocation to BBB rated securities was a contributor as lower-quality issues outperformed higher-quality bonds.

The Fund’s use of derivatives had no material impact on performance during the reporting period.

Average Annual Total Returns as of May 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Long Duration Credit Fund, Class A Shares	1.06%	- 0.58%	2.27%
Bloomberg U.S. Aggregate Bond Index (USD)	1.31%	- 0.17%	1.26%
Bloomberg Long A+ U.S. Credit Index (USD)	1.06%	- 1.02%	2.06%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,159,355	1,208	$3,947	84%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Cash Equivalent	0.6%
Sovereign Debt	1.1%
Materials	1.4%
Real Estate	1.4%
Consumer Discretionary	3.8%
Municipal Bonds	4.1%
Consumer Staples	5.3%
Energy	5.4%
Communication Services	5.8%
Industrials	6.3%
U.S. Treasury Obligations	6.6%
Information Technology	7.4%
Health Care	13.2%
Utilities	16.0%
Financials	21.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.500%	02/15/44	1.9%
U.S. Treasury Bonds	4.250%	02/15/54	1.5%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide	4.900%	02/01/46	1.4%
U.S. Treasury Bonds	3.250%	05/15/42	1.1%
Comcast	2.937%	11/01/56	0.7%
Bank of America, SOFRRATE + 1.930%	2.676%	06/19/41	0.7%
U.S. Treasury Bonds	4.625%	05/15/54	0.7%
Comcast	2.987%	11/01/63	0.6%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide	4.700%	02/01/36	0.6%
Pfizer Investment Enterprises Pte	5.300%	05/19/53	0.6%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting, visit or call:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Long Duration Credit Fund

SEI Institutional Investments Trust/Class A Shares - SLDAX

Annual Shareholder Report - May 31, 2024

SLDAX-AR-24

Annual Shareholder Report - May 31, 2024

Ultra Short Duration Bond Fund

SEI Institutional Investments Trust/Class A Shares - SUSAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Ultra Short Duration Bond Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports . You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Duration Bond Fund, Class A Shares	$15	0.15%

How did the fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Date	Ultra Short Duration Bond Fund, Class A - $121,259	Bloomberg U.S. Aggregate Bond Index (USD) - $113,291	Bloomberg Short U.S. Treasury 9-12 Month Index (USD) - $115,331
May/14	$100000	$100000	$100000
May/15	$100716	$103034	$100226
May/16	$101732	$106120	$100638
May/17	$103517	$107795	$101281
May/18	$105272	$107391	$102319
May/19	$108553	$114265	$104998
May/20	$111211	$125023	$108284
May/21	$112824	$124517	$108562
May/22	$111447	$114279	$107882
May/23	$114301	$111831	$109709
May/24	$121259	$113291	$115331

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the Bloomberg Short US Treasury 9-12 Month Index—which tracks the performance of U.S. Treasury securities that have a remaining maturity between one and 12 months—for the 12-month period ending May 31, 2024.

Early in the reporting period, the Federal Reserve (Fed) implemented its eleventh interest-rate hike before pausing for the remainder of the year. Consequently, yields moved higher across the U.S. Treasury curve, with long-term yields rising by a greater margin than short-term yields. All spread sectors outperformed over the period, and Fund performance benefited from overweight positions in corporate bonds, asset-backed securities (ABS), and mortgage-backed securities (MBS). Within the ABS sector, the Fund’s managers generally favored prime auto loans and AAA rated collateralized loan obligations (CLOs), while positioning in the corporate sector was broadly in defensive-sector companies with healthy balance sheets, and money center banks. Strong labor markets and increasing wages resulted in resilient consumer spending, leading asset-backed securities (ABS) to outperform over the period. Credit spreads narrowed as the U.S. economy continued to expand, while the anticipated recession never materialized.

The Fund’s use of derivatives had no material impact on performance during the reporting period.

Average Annual Total Returns as of May 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Ultra Short Duration Bond Fund, Class A Shares	6.09%	2.24%	1.95%
Bloomberg U.S. Aggregate Bond Index (USD)	1.31%	- 0.17%	1.26%
Bloomberg Short U.S. Treasury 9-12 Month Index (USD)	5.12%	1.89%	1.44%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$501,986	665	$482	53%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Real Estate	0.1%
Cash Equivalent	0.4%
Materials	0.5%
Municipal Bonds	0.6%
Consumer Staples	1.2%
Industrials	1.5%
Repurchase Agreements	1.6%
Communication Services	1.8%
Energy	2.0%
Information Technology	2.0%
Health Care	2.8%
Consumer Discretionary	3.0%
U.S. Government Agency Obligations	3.2%
Utilities	3.4%
U.S. Treasury Obligations	12.9%
Mortgage-Backed Securities	13.0%
Financials	14.5%
Asset-Backed Securities	36.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.000%	12/15/25	2.6%
U.S. Treasury Bills	2.114%	09/10/24	2.5%
U.S. Treasury Notes	0.250%	09/30/25	2.0%
U.S. Treasury Bills	5.203%	06/04/24	2.0%
Barclays	5.320%	—	0.8%
BNP Paribas	5.330%	04/02/18	0.8%
Bank of America, SOFRRATE + 1.150%	1.319%	06/19/26	0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.650%	10/29/24	0.8%
Capital One Multi-Asset Execution Trust, Ser 2022-A3, Cl A	4.950%	10/15/27	0.8%
Morgan Stanley, SOFRRATE + 1.669%	4.679%	07/17/26	0.7%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting, visit or call:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Ultra Short Duration Bond Fund

SEI Institutional Investments Trust/Class A Shares - SUSAX

Annual Shareholder Report - May 31, 2024

SUSAX-AR-24

Annual Shareholder Report - May 31, 2024

Emerging Markets Debt Fund

SEI Institutional Investments Trust/Class A Shares - SEDAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Emerging Markets Debt Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports . You can also request this information by contacting us at 1-800-DIAL-SEI. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund, Class A Shares	$45	0.43%

How did the fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Date	Emerging Markets Debt Fund, Class A - $112,996	Bloomberg Global Aggregate Index (USD) - $96,405	50/50 JPM EMBI Global Div & JPM GBI EM Global Div - $110,435
May/14	$100000	$100000	$100000
May/15	$93828	$93995	$94212
May/16	$92167	$98996	$94083
May/17	$103398	$99756	$104435
May/18	$104660	$101474	$104740
May/19	$106367	$104610	$108828
May/20	$106660	$110462	$110228
May/21	$119506	$115396	$120528
May/22	$100805	$100151	$101426
May/23	$102031	$95666	$102240
May/24	$112996	$96405	$110435

How did the Fund perform in the last year?

Fund performance for the reporting period was driven mainly by an overweight allocation to local interest rates and an overweight to high-yield hard currency bonds. The decline in local interest rates over the period, particularly in Latin America, where the Fund was most overweight, benefited performance. The decrease in the spread differential between investment-grade and high-yield securities also contributed positively to performance as the Fund was overweight to B and CCC rated credits. Conversely, an overweight position in emerging-market corporate bonds marginally detracted from Fund performance.

Among the Fund’s managers, Colchester Global Investors Limited’s performance was bolstered mainly by its local currency exposure to Latin America, particularly Columbia. Ninety One UK Ltd. benefited from its positioning in Turkey. Marathon Asset Management, L.P. contributed positively to Fund performance through security selection in short-dated high-yield and longer-dated investment-grade bonds. Before the manager was terminated in November 2023, Stone Harbor Investment Partners LP’s performance was bolstered by an overweight to high-yield bonds, particularly in Ecuador. Neuberger Berman Investment Advisers LLC enhanced Fund performance due primarily to an overweight to local interest-rate duration in Brazil and South Africa.

Regarding the use of derivatives, the Fund employed currency forwards and swap contracts over the reporting period in an effort to either hedge particular positions or gain exposure to additional areas of the market. The use of derivatives had an overall negative impact on Fund performance. Currency forwards enhanced performance during the period as 50% of the Fund’s benchmark, the J.P. Morgan EMBI Global Diversified Index, is directly affected by foreign currencies. Conversely, swaps and future detracted from Fund performance. Positive and negative impacts differed on a country-to-country basis, depending on whether the currency forward increased or decreased currency exposure and whether the currency strengthened or weakened relative to the U.S. dollar.

Average Annual Total Returns as of May 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Emerging Markets Debt Fund, Class A Shares	10.75%	1.22%	1.23%
Bloomberg Global Aggregate Index (USD)	0.77%	- 1.62%	- 0.37%
50/50 JPM EMBI Global Div & JPM GBI EM Global Div	8.01%	0.29%	1.00%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,634,921	1,301	$6,530	102%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-0.3%
Other Countries	42.8%
United States	2.5%
Turkey	2.7%
Czech Republic	2.8%
Poland	3.0%
Hungary	3.2%
Peru	3.4%
Brazil	3.9%
Colombia	5.4%
Malaysia	5.4%
Indonesia	5.7%
South Africa	6.8%
Mexico	7.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	3.125%	08/31/29	1.1%
South Africa Government International Bond, ZAR	8.750%	01/31/44	1.0%
Mexican Bonos, MXN	7.750%	05/29/31	1.0%
Thailand Government Bond	2.650%	06/17/28	0.9%
Brazil Notas do Tesouro Nacional, Ser F	10.000%	01/01/29	0.9%
South Africa Government International Bond	9.000%	01/31/40	0.8%
South Africa Government International Bond, ZAR	8.500%	01/31/37	0.8%
Mexican Bonos, MXN	7.500%	06/03/27	0.8%
Colombian TES	6.000%	04/28/28	0.8%
South Africa Government International Bond	8.000%	01/31/30	0.8%

Material Fund Changes

Grantham Mayo van Otterloo was hired and Stone Harbor Investment Partners LP was terminated during the reporting period. During the reporting period the Advisory fee was reduced.

This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28 at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting, visit or call:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Emerging Markets Debt Fund

SEI Institutional Investments Trust/Class A Shares - SEDAX

Annual Shareholder Report - May 31, 2024

SEDAX-AR-24

Annual Shareholder Report - May 31, 2024

Real Return Fund

SEI Institutional Investments Trust/Class A Shares - RRPAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Real Return Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports . You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Return Fund, Class A Shares	$2	0.02%

How did the fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Date	Real Return Fund, Class A - $120,136	Bloomberg U.S. Aggregate Bond Index (USD) - $113,291	Bloomberg 1-5 Year U.S. TIPS Index (USD) - $120,802
May/14	$100000	$100000	$100000
May/15	$98397	$103034	$98377
May/16	$98910	$106120	$99044
May/17	$100648	$107795	$100860
May/18	$101129	$107391	$101386
May/19	$103989	$114265	$104249
May/20	$107571	$125023	$107944
May/21	$115323	$124517	$115875
May/22	$117701	$114279	$118365
May/23	$115238	$111831	$115943
May/24	$120136	$113291	$120802

How did the Fund perform in the last year?

The Fund garnered a positive total return for the 12-month period ending May 31, 2024. The Fund’s income return, bolstered by the higher-yield environment, and inflation accretion contributed positively to the total return (share price return plus income distributions). However, the Fund’s price return (excluding income distributions) detracted from performance as the stronger-than-expected economic backdrop exerted upward pressure on real yields. Inflation breakevens—which comprises the difference between the nominal yield on a fixed-rate bond and the real yield (an adjusted yield that takes into account the impact of inflation) on an inflation-linked bond of similar maturity and credit quality—widened across the curve, leaving the 5-year breakeven rate at 2.36% at the end of the reporting period. Over the 12-month period, 1-5 year Treasury Inflation-Protected Securities (TIPS) outperformed their nominal Treasury counterparts.

Average Annual Total Returns as of May 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Real Return Fund, Class A Shares	4.25%	2.93%	1.85%
Bloomberg U.S. Aggregate Bond Index (USD)	1.31%	- 0.17%	1.26%
Bloomberg 1-5 Year U.S. TIPS Index (USD)	4.19%	2.99%	1.91%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$271,349	23	$-	45%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligations	96.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Inflation-Protected Securities	2.375%	10/15/28	6.3%
U.S. Treasury Inflation-Protected Securities	0.375%	07/15/25	6.1%
U.S. Treasury Inflation-Protected Securities	1.625%	10/15/27	6.0%
U.S. Treasury Inflation-Protected Securities	1.250%	04/15/28	5.8%
U.S. Treasury Inflation-Protected Securities	0.125%	04/15/27	5.7%
U.S. Treasury Inflation-Protected Securities	0.125%	10/15/26	5.6%
U.S. Treasury Inflation-Protected Securities	0.500%	01/15/28	5.2%
U.S. Treasury Inflation-Protected Securities	0.625%	01/15/26	5.1%
U.S. Treasury Inflation-Protected Securities	0.375%	07/15/27	5.1%
U.S. Treasury Inflation-Protected Securities	0.125%	07/15/26	5.0%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting, visit or call:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Real Return Fund

SEI Institutional Investments Trust/Class A Shares - RRPAX

Annual Shareholder Report - May 31, 2024

RRPAX-AR-24

Annual Shareholder Report - May 31, 2024

Limited Duration Bond Fund

SEI Institutional Investments Trust/Class A Shares - SLDBX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Limited Duration Bond Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports . You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Duration Bond Fund, Class A Shares	$11	0.11%

How did the fund perform since inception?

Total Return Based on $100,000 Investment

Date	Limited Duration Bond Fund, Class A - $117,415	Bloomberg U.S. Aggregate Bond Index (USD) - $113,517	ICE BofA 1-3 Year US Treasury Index (USD) - $111,397
Jul/14	$100000	$100000	$100000
May/15	$100978	$103240	$100929
May/16	$102254	$106332	$101665
May/17	$103495	$108010	$102245
May/18	$104332	$107606	$102229
May/19	$108076	$114493	$105747
May/20	$112554	$125273	$110589
May/21	$114686	$124766	$110869
May/22	$111467	$114508	$107671
May/23	$112398	$112054	$107707
May/24	$117415	$113517	$111397

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the ICE BofA 1-3 Year US Treasury Index—which tracks the performance of the direct sovereign debt of the U. S. government with a maturity of at least one year and less than three years—for the 12-month period ending May 31, 2024.

Early in the reporting period, the Federal Reserve (Fed) implemented its eleventh interest-rate hike before pausing for the remainder of the year. Consequently, yields moved higher across the U.S. Treasury curve, with long-term yields rising by a greater margin than short-term yields. All spread sectors outperformed over the period, and Fund performance benefited from overweight positions in corporate bonds, asset-backed securities (ABS), and mortgage-backed securities (MBS). Within the ABS sector, the Fund’s managers generally favored prime credit cards and auto loans, while the Fund’s positioning in the corporate sector was broadly in defensive-sector companies with healthy balance sheets. Strong labor markets and increasing wages resulted in resilient consumer spending, leading ABS to outperform over the period. Credit spreads narrowed as the U.S. economy continued to expand, while the anticipated recession never materialized. The Fed began tapering asset purchases in 2023, and agency MBS spreads widened. This enabled the Fund’s managers to add high-quality liquid assets with a yield advantage over comparable-duration U.S. Treasuries.

The Fund’s use of derivatives had no material impact on performance during the reporting period.

Average Annual Total Returns as of May 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Limited Duration Bond Fund, Class A Shares	4.46%	1.67%	1.64%
Bloomberg U.S. Aggregate Bond Index (USD)	1.31%	- 0.17%	1.30%
ICE BofA 1-3 Year US Treasury Index (USD)	3.43%	1.05%	1.10%

Since its inception on July 31, 2014. The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$2,225,811	547	$1,996	284%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Energy	0.5%
Materials	0.7%
Industrials	0.9%
Information Technology	0.9%
Health Care	0.9%
Real Estate	1.0%
Communication Services	1.0%
Municipal Bonds	1.2%
Consumer Staples	1.9%
Cash Equivalent	2.0%
Consumer Discretionary	2.2%
Utilities	3.1%
Financials	12.0%
Mortgage-Backed Securities	21.2%
Asset-Backed Securities	23.5%
U.S. Treasury Obligations	35.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.875%	05/31/26	9.1%
U.S. Treasury Notes	4.000%	12/15/25	5.6%
U.S. Treasury Notes	0.500%	02/28/26	4.8%
U.S. Treasury Notes	0.250%	09/30/25	4.0%
U.S. Treasury Notes	4.500%	05/15/27	3.0%
U.S. Treasury Notes	0.750%	08/31/26	2.8%
U.S. Treasury Notes	1.250%	12/31/26	1.9%
U.S. Treasury Inflation-Protected Securities	1.250%	04/15/28	1.5%
FNMA	4.500%	07/15/54	1.2%
FNMA	4.500%	06/15/39	1.2%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting, visit or call:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Limited Duration Bond Fund

SEI Institutional Investments Trust/Class A Shares - SLDBX

Annual Shareholder Report - May 31, 2024

SLDBX-AR-24

Annual Shareholder Report - May 31, 2024

Intermediate Duration Credit Fund

SEI Institutional Investments Trust/Class A Shares - SIDCX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Intermediate Duration Credit Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports . You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate Duration Credit Fund, Class A Shares	$15	0.15%

How did the fund perform since inception?

Total Return Based on $100,000 Investment

Intermediate Duration Credit Fund, Class A - $118,920
Bloomberg U.S. Aggregate Bond Index (USD) - $109,296
Bloomberg A+ U.S. Credit Index (USD) - $115,150
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
$90,000
Mar/15
May/15
May/16
May/17
May/18
May/19
May/20
May/21
May/22
May/23
May/24

Date	Intermediate Duration Credit Fund, Class A - $118,920	Bloomberg U.S. Aggregate Bond Index (USD) - $109,296	Bloomberg A+ U.S. Credit Index (USD) - $115,150
Mar/15	$100000	$100000	$100000
May/15	$98543	$99401	$98859
May/16	$102644	$102378	$103099
May/17	$106111	$103994	$105487
May/18	$106258	$103605	$105356
May/19	$113696	$110236	$112691
May/20	$126193	$120615	$124557
May/21	$129092	$120127	$125833
May/22	$116756	$110250	$113898
May/23	$114747	$107887	$111830
May/24	$118920	$109296	$115150

How did the Fund perform in the last year?

Early in the reporting period, the Federal Reserve (Fed) implemented its eleventh interest-rate hike before pausing for the remainder of the year. Consequently, yields moved higher across the U.S. Treasury curve, with long-term yields rising by a greater margin than short-term yields. Credit spreads narrowed as the U.S. economy continued to expand, while the anticipated recession never materialized. Corporate bonds outperformed over the reporting period and the Fund benefited from positive security selection. Within the financials sector, the Fund’s managers favored large money center banks, while also maintaining overweight allocations to the health care, food and beverage, and industrials sectors. An allocation to U.S. Treasuries, which are not represented in the Fund’s benchmark, the Bloomberg A+ U.S. Credit Index, detracted from performance as the credit sector outperformed over the period, while an allocation to BBB rated securities was a contributor as lower-quality issues outperformed higher-quality bonds.

The Fund’s use of derivatives had no material impact on performance during the period.

Average Annual Total Returns as of May 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Intermediate Duration Credit Fund, Class A Shares	3.64%	0.90%	1.91%
Bloomberg U.S. Aggregate Bond Index (USD)	1.31%	- 0.17%	0.97%
Bloomberg A+ U.S. Credit Index (USD)	2.97%	0.43%	1.55%

Since its inception on March 31, 2015. The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,975,260	994	$5,258	124%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Sovereign Debt	0.7%
Cash Equivalent	0.8%
Materials	1.6%
Real Estate	2.3%
Municipal Bonds	2.9%
Information Technology	3.8%
Energy	4.1%
Consumer Discretionary	4.4%
Consumer Staples	4.9%
Communication Services	5.2%
Industrials	6.4%
U.S. Treasury Obligations	8.0%
Health Care	8.7%
Utilities	10.6%
Financials	34.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.375%	05/15/34	1.3%
U.S. Treasury Notes	4.625%	04/30/29	1.2%
U.S. Treasury Notes	4.500%	05/15/27	1.0%
U.S. Treasury Bonds	4.250%	02/15/54	0.8%
U.S. Treasury Bonds	4.375%	08/15/43	0.8%
U.S. Treasury Bonds	4.500%	02/15/44	0.8%
U.S. Treasury Bonds	4.625%	05/15/44	0.7%
U.S. Treasury Notes	4.125%	02/15/27	0.6%
Bank of America, SOFRRATE + 1.930%	2.676%	06/19/41	0.6%
Mars	4.750%	04/20/33	0.6%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting, visit or call:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Intermediate Duration Credit Fund

SEI Institutional Investments Trust/Class A Shares - SIDCX

Annual Shareholder Report - May 31, 2024

SIDCX-AR-24

Annual Shareholder Report - May 31, 2024

Dynamic Asset Allocation Fund

SEI Institutional Investments Trust/Class A Shares - SDLAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Dynamic Asset Allocation Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports . You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Asset Allocation Fund, Class A Shares	$3	0.03%

How did the fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Date	Dynamic Asset Allocation Fund, Class A - $342,308	S&P 500 Index (Gross) (USD) - $330,280
May/14	$100000	$100000
May/15	$122315	$111806
May/16	$121921	$113725
May/17	$145297	$133591
May/18	$161026	$152806
May/19	$162227	$158587
May/20	$181454	$178945
May/21	$263493	$251093
May/22	$271411	$250341
May/23	$270801	$257656
May/24	$342308	$330280

How did the Fund perform in the last year?

The Fund’s underperformance relative to its benchmark, the broad-market S&P 500 Index, for the reporting period was attributable to the exposure to a relative value position between the S&P 500 Equal Weight Index and the S&P 500 Index (a long position in the S&P 500 Equal Weight Index and a short position in the S&P 500 Index). Additionally, the Fund held put option positions on the S&P 500 Index, which detracted from performance as the index performed well during the period. A long position in gold via total return swaps weighed on performance as the gold price declined during the period in which the Fund held the position. A position in the broad commodity market via Bloomberg Commodity Index total return swaps detracted from performance as commodity prices struggled during the period, especially in the energy sector. The Fund held two U.S. yield-curve steepener positions, which hampered performance for the reporting period. Yield-curve steepeners benefit performance when the yields on the longer-dated bonds increase more than those of shorter-dated bonds.

Positive contributors to Fund performance for the reporting period included a position which benefits from higher short-term yields in Japan. As Japan’s monetary policy shifted from ultra-accommodative, short rates have increased. Additionally a number of interest rate positions benefited Fund performance, including a relative value trade between U.S. and Europe (a long position in U.S. short-term yields and a short position in European short-term yields) and two trades positioned for higher U.S. short- to intermediate-term yields.

Regarding the use of derivatives, the Fund employed equity-index futures to hedge broad equity-market exposure. The Fund used interest-rate swaps and interest-rate caps in an effort to benefit from rising interest rates and obtain relative value positions in different bond markets. The Fund utilized options to gain short exposure to equity markets and currency markets, and employed total return swaps to gain exposure to commodities and equities. Finally, the Fund utilized consumer-price index (CPI) swaps to gain exposure to the U.S. consumer-price index (CPI). The Fund’s derivatives had a negative impact on Fund performance.

Average Annual Total Returns as of May 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Dynamic Asset Allocation Fund, Class A Shares	26.35%	16.10%	13.09%
S&P 500 Index (Gross) (USD)	28.19%	15.80%	12.69%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,701,367	526	$178	2%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	1.2%
Real Estate	1.6%
Materials	1.8%
Utilities	1.8%
Derivative Contracts (Net)	2.4%
Energy	2.9%
Consumer Staples	4.5%
Industrials	6.4%
Communication Services	7.0%
Consumer Discretionary	7.4%
Health Care	9.0%
Financials	9.7%
Information Technology	23.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	5.2%
Apple Inc	4.7%
NVIDIA Corp	4.6%
Amazon.com Inc	2.7%
Meta Platforms Inc, Class A	1.7%
Alphabet Inc, Class A	1.7%
Alphabet Inc, Class C	1.5%
Berkshire Hathaway Inc, Class B	1.3%
Eli Lilly & Co	1.1%
JPMorgan Chase & Co	1.0%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting, visit or call:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Dynamic Asset Allocation Fund

SEI Institutional Investments Trust/Class A Shares - SDLAX

Annual Shareholder Report - May 31, 2024

SDLAX-AR-24

Annual Shareholder Report - May 31, 2024

Multi-Asset Real Return Fund

SEI Institutional Investments Trust/Class A Shares - SEIAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Multi-Asset Real Return Fund (the "Fund") for the period from June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports . You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Real Return Fund, Class A Shares	$134	1.29%

How did the fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Date	Multi-Asset Real Return Fund, Class A - $118,921	Bloomberg U.S. Aggregate Bond Index (USD) - $113,291	Bloomberg 1-5 Year U.S. TIPS Index (USD) - $120,802	Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%) - $128,877
May/14	$100000	$100000	$100000	$100000
May/15	$94839	$103034	$98377	$94478
May/16	$91810	$106120	$99044	$92866
May/17	$91026	$107795	$100860	$94878
May/18	$92342	$107391	$101386	$98610
May/19	$92372	$114265	$104249	$98494
May/20	$89247	$125023	$107944	$98783
May/21	$101892	$124517	$115875	$116127
May/22	$117989	$114279	$118365	$126828
May/23	$110859	$111831	$115943	$119433
May/24	$118921	$113291	$120802	$128877

How did the Fund perform in the last year?

The majority of the Fund's outperformance relative to its benchmark, the Bloomberg 1-5 Year U.S. TIPS Index, for the reporting period was attributable to the exposure to commodities, which gained 10.95% (as measured by the Bloomberg Commodity Index). Both the energy and industrial metals sectors benefited from a combination of increased demand and tighter supply conditions over the period. The rise in energy prices over the period was driven by a robust rebound in global economic activity, alongside supply constraints exacerbated by geopolitical tensions and adverse weather events. A resurgence in manufacturing and construction activities drove the rally in industrial metals. The Fund's TIPS plus (Treasury Inflation-Protected Securities) allocation contributed positively to performance on both absolute and relative performance bases. The allocations to credit (primarily within the investment-grade and high-yield sectors) also bolstered performance over the reporting period. Credit sectors generally were resilient during the reporting period, with corporate bonds and other credit investments outperforming more conservative options like government bonds, thanks to strong economic conditions. The Fund’s equity long/short strategy also benefited performance. At the sector level, the short exposure to consumer discretionary contributed to performance; the sector lagged the broader market as rising inflation made consumers more cautious about spending on non-essential goods and services. The Fund’s long exposure to real estate weighed on performance due to the impact of rising interest rates, which increased borrowing costs.

Regarding the use of derivatives during the reporting period, the Fund employed equity-index futures to hedge broad equity-market exposure; bond futures and interest-rate swaps to hedge duration; credit default swaps (CDS) to hedge credit risk; and commodity futures to obtain diversified strategic exposure to commodities. The Fund’s allocation to commodity futures and its interest-rate swaps contributed to performance. The exposures obtained through equity-index futures, bond futures, and CDS detracted from performance for the period, although they provided the intended hedging.

Average Annual Total Returns as of May 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Multi-Asset Real Return Fund, Class A Shares	7.27%	5.18%	1.75%
Bloomberg U.S. Aggregate Bond Index (USD)	1.31%	- 0.17%	1.26%
Bloomberg 1-5 Year U.S. TIPS Index (USD)	4.19%	2.99%	1.91%
Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)	7.91%	5.52%	2.57%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$805,347	1,524	$1,666	44%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Reverse Repurchase Agreement	- 11.7%
Consumer Discretionary	- 9.0%
Materials	- 1.6%
Information Technology	- 0.6%
Rights	0.0%
Financials	0.0%
Sovereign Debt	0.2%
Cash Collateral	0.2%
Derivative Contracts (Net)	1.1%
U.S. Government Agency Obligations	1.4%
Utilities	1.6%
Communication Services	1.9%
Real Estate	3.1%
Mortgage-Backed Securities	3.6%
Asset-Backed Securities	4.4%
Health Care	6.0%
Corporate Obligations	6.3%
Energy	7.3%
Consumer Staples	7.5%
U.S. Treasury Obligations	63.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Inflation-Protected Securities	0.375%	07/15/27	22.3%
U.S. Treasury Inflation-Protected Securities	0.750%	07/15/28	12.4%
U.S. Treasury Inflation-Protected Securities	0.125%	07/15/26	9.3%
U.S. Treasury Inflation-Protected Securities	0.250%	07/15/29	2.0%
Exxon Mobil Corp	0.000%	—	1.9%
U.S. Treasury Bills	5.242%	09/26/24	1.3%
U.S. Treasury Notes, USBMMY3M + 0.200%	5.521%	01/31/25	1.3%
U.S. Treasury Notes, USBMMY3M + 0.140%	5.461%	10/31/24	1.2%
U.S. Treasury Notes, USBMMY3M + 0.170%	5.491%	10/31/25	1.1%
Microsoft Corp	0.000%	—	1.1%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting, visit or call:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Multi-Asset Real Return Fund

SEI Institutional Investments Trust/Class A Shares - SEIAX

Annual Shareholder Report - May 31, 2024

SEIAX-AR-24

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert is Susan C. Cote. Ms. Cote is independent as defined in Form N-CSR Item 3 (a) (2).

Item 4. Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal years 2024 and 2023 as follows:

		Fiscal Year 2024			Fiscal Year 2023
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$1,132,895	$0	N/A	$1,135,595	$0	N/A
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$0	$0	$0	$0
(d)	All Other Fees(2)	$0	$363,759	$0	$0	$334,750	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	See Item 4(g) for a description of the services comprising the fees disclosed in this category.

(e)(1) The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules on auditor independence and whether the provision of such services would compromise the auditor’s independence.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor during the following twelve months without obtaining specific pre-approval from the Audit Committee.

The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees (or the manner of their determination) to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal Year 2024	Fiscal Year 2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g) The aggregate non-audit fees and services billed by KPMG for the fiscal years 2024 and 2023 were $363,759 and $334,750, respectively. Non-audit fees consist of SSAE No. 16 review of fund accounting and administration operations and an attestation report in accordance with Rule 17Ad-13.

(h) During the past fiscal year, Registrant’s principal accountant provided certain non-audit services to Registrant’s investment adviser or to entities controlling, controlled by, or under common control with Registrant’s investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant’s Board of Trustees reviewed and considered these non-audit services provided by Registrant’s principal accountant to Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable.

(j) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this form.

(b) In accordance with Section 13(c) of the Investment Company Act of 1940 the Screened World Equity Ex-US Fund did not hold any divested securities during the fiscal year ended May 31, 2024.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights filed herein.

May 31, 2024

Annual Financials and Other Information

SEI Institutional Investments Trust

❯	Large Cap Fund

❯	Large Cap Disciplined Equity Fund

❯	Large Cap Index Fund

❯	S&P 500 Index Fund

❯	Extended Market Index Fund

❯	Small Cap Fund

❯	Small Cap II Fund

❯	Small/Mid Cap Equity Fund

❯	U.S. Equity Factor Allocation Fund

❯	U.S. Managed Volatility Fund

❯	Global Managed Volatility Fund

❯	World Equity Ex-US Fund

❯	Screened World Equity Ex-US Fund

❯	World Select Equity Fund
❯	Emerging Markets Equity Fund

❯	Opportunistic Income Fund

❯	Core Fixed Income Fund

❯	High Yield Bond Fund

❯	Long Duration Fund

❯	Long Duration Credit Fund

❯	Ultra Short Duration Bond Fund

❯	Emerging Markets Debt Fund

❯	Real Return Fund

❯	Limited Duration Bond Fund

❯	Intermediate Duration Credit Fund

❯	Dynamic Asset Allocation Fund

❯	Multi-Asset Real Return Fund

seic.com

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments/Consolidated Schedules of Investments	1
Glossary	404
Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities	406
Statements of Operations/Consolidated Statements of Operations	412
Statements of Changes in Net Assets/Consolidated Statements of Changes in Net Assets	418
Consolidated Statement of Cash Flows	426
Financial Highlights/Consolidated Financial Highlights	427
Notes to Financial Statements/Notes to Consolidated Financial Statements	432
Report of Independent Registered Public Accounting Firm	472
Notice to Shareholders	473

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the Trust’s website at: https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Trust’s website at https://www.seic.com/mutual-fund-documentation/proxy-voting.

SCHEDULE OF INVESTMENTS

May 31, 2024

Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.7%

Communication Services — 7.7%
Alphabet Inc, Cl A *	31,471	$5,429
Alphabet Inc, Cl C *	51,767	9,005
AT&T Inc	294,190	5,360
BCE Inc	65,612	2,245
Comcast Corp, Cl A	151,605	6,069
Fox Corp	44,900	1,546
Liberty Media Corp-Liberty Formula One, Cl C *	12,015	891
Match Group Inc *	2,033	62
Meta Platforms Inc, Cl A	28,606	13,354
Netflix Inc *	4,675	2,999
Nexstar Media Group Inc, Cl A	17,679	2,929
Omnicom Group Inc	9,619	894
Pinterest Inc, Cl A *	42,519	1,764
Spotify Technology SA *	7,874	2,337
TEGNA Inc	26,800	400
Trade Desk Inc/The, Cl A *	7,123	661
Verizon Communications Inc	64,000	2,634
Walt Disney Co/The	31,436	3,266

		61,845
Consumer Discretionary — 8.3%
Amazon.com Inc *	100,316	17,700
AutoNation Inc *	4,400	749
AutoZone Inc *	184	510
Bath & Body Works Inc	4,813	250
Best Buy Co Inc	6,500	551
Booking Holdings Inc	505	1,907
Burlington Stores Inc *	1,488	357
Capri Holdings Ltd *	7,200	249
DoorDash Inc, Cl A *	490	54
DR Horton Inc	5,544	819
DraftKings Inc, Cl A *	20,159	708
Duolingo Inc, Cl A *	1,202	230
eBay Inc	42,351	2,296
Foot Locker Inc	13,900	386
Ford Motor Co	141,619	1,718
General Motors Co	59,361	2,671
Genuine Parts Co	22,686	3,270
Goodyear Tire & Rubber Co/The *	58,400	719
Guess? Inc	18,000	419
Harley-Davidson Inc	25,500	915
Home Depot Inc/The	7,641	2,559
Jack in the Box Inc	5,995	332
KB Home	19,900	1,405
Kohl's Corp	13,100	293
Lennar Corp, Cl A	654	105
Lowe's Cos Inc	13,951	3,087
Macy's Inc	36,200	705
Marriott International Inc/MD, Cl A	12,844	2,969
MercadoLibre Inc *	731	1,261
Meritage Homes Corp	507	89

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mobileye Global, Cl A *	9,975	$256
NIKE Inc, Cl B	47,854	4,549
Phinia Inc	8,230	368
Pool Corp	7,472	2,716
PulteGroup Inc	23,339	2,738
Ralph Lauren Corp, Cl A	137	26
Ross Stores Inc	25,399	3,550
Skechers USA Inc, Cl A *	3,954	282
Tesla Inc *	1,519	271
TopBuild Corp *	630	263
Tri Pointe Homes Inc *	2,856	111
Whirlpool Corp	10,709	996
Wingstop Inc	1,503	554

		65,963
Consumer Staples — 5.9%
Albertsons Cos Inc, Cl A	24,900	514
Altria Group Inc	66,297	3,066
Archer-Daniels-Midland Co	13,492	842
Bunge Global SA	6,800	732
Casey's General Stores Inc	10,403	3,451
Central Garden & Pet Co, Cl A *	16,125	602
Clorox Co/The	4,618	608
Coca-Cola Consolidated Inc	385	378
Colgate-Palmolive Co	17,597	1,636
Conagra Brands Inc	25,800	771
Constellation Brands Inc, Cl A	10,793	2,701
Costco Wholesale Corp	4,200	3,402
Diageo PLC ADR	12,305	1,662
Estee Lauder Cos Inc/The, Cl A	879	108
General Mills Inc	681	47
Herbalife Ltd *	15,000	154
Kellanova	5,565	336
Kenvue Inc	135,133	2,608
Kimberly-Clark Corp	2,287	305
Kraft Heinz Co/The	41,780	1,478
Kroger Co/The	37,700	1,974
Maplebear Inc *	1,466	45
Molson Coors Beverage Co, Cl B	24,900	1,365
PepsiCo Inc	11,658	2,016
Philip Morris International Inc	49,634	5,032
PriceSmart Inc	2,304	194
Procter & Gamble Co/The	8,870	1,459
Target Corp	27,450	4,287
Tyson Foods Inc, Cl A	4,387	251
Unilever PLC ADR	57,462	3,146
Walgreens Boots Alliance Inc	33,500	543
Walmart Inc	18,646	1,226

		46,939
Energy — 4.6%
APA Corp	14,000	427
Baker Hughes Co, Cl A	28,830	965
Cheniere Energy Inc	11,868	1,873

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chesapeake Energy Corp	7,100	$646
Chevron Corp	25,692	4,170
ConocoPhillips	26,747	3,115
Devon Energy Corp	23,300	1,144
Diamondback Energy Inc	19,682	3,922
Exxon Mobil Corp	76,523	8,973
HF Sinclair Corp	23,000	1,270
International Seaways Inc	6,593	425
Kinetik Holdings Inc, Cl A	12,429	509
Marathon Oil Corp	50,100	1,451
Marathon Petroleum Corp	16,108	2,845
MPLX LP	4,025	164
Phillips 66	11,200	1,592
Scorpio Tankers Inc	20,841	1,710
Valero Energy Corp	8,942	1,405
Viper Energy Inc, Cl A	11,786	453

		37,059
Financials — 15.8%
Aflac Inc	21,300	1,914
Allstate Corp/The	8,672	1,453
Ally Financial Inc	31,200	1,216
American International Group Inc	26,600	2,097
Ameriprise Financial Inc	12,856	5,613
Annaly Capital Management Inc ‡	19,900	392
Apollo Global Management Inc	3,035	352
Ares Management Corp, Cl A	1,197	168
Bank of America Corp	163,431	6,536
Bank of New York Mellon Corp/The	29,864	1,780
BankUnited Inc	13,300	382
Berkshire Hathaway Inc, Cl B *	8,765	3,632
Capital One Financial Corp	10,126	1,394
Chubb Ltd	13,774	3,730
Cincinnati Financial Corp	10,313	1,213
Citigroup Inc	130,649	8,141
Citizens Financial Group Inc	27,300	963
CNA Financial Corp	13,500	620
Customers Bancorp Inc *	7,000	317
Discover Financial Services	9,600	1,177
Everest Group Ltd	3,400	1,329
FactSet Research Systems Inc	4,102	1,658
Fifth Third Bancorp	33,500	1,254
First Horizon Corp	47,500	752
Global Payments Inc	5,567	567
Goldman Sachs Group Inc/The	9,773	4,462
Hartford Financial Services Group Inc/The	23,000	2,379
JPMorgan Chase & Co	44,904	9,099
Kinsale Capital Group Inc	7,668	2,942
KKR & Co Inc	3,384	348
Lincoln National Corp	12,100	399
LPL Financial Holdings Inc	1,562	447
M&T Bank Corp	5,150	781
Mastercard Inc, Cl A	4,820	2,155
MetLife Inc	23,500	1,701

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MGIC Investment Corp	82,300	$1,728
Moody's Corp	6,864	2,725
Morgan Stanley	95,286	9,323
MSCI Inc, Cl A	5,909	2,926
Navient Corp	52,300	788
Northern Trust Corp	415	35
NU Holdings Ltd/Cayman Islands, Cl A *	28,553	339
PayPal Holdings Inc *	15,300	964
Progressive Corp/The	3,219	680
Radian Group Inc	42,900	1,340
Regions Financial Corp	59,400	1,149
Reinsurance Group of America Inc, Cl A	2,346	492
Robinhood Markets Inc, Cl A *	26,582	556
S&P Global Inc	7,791	3,331
State Street Corp	27,529	2,081
Travelers Cos Inc/The	17,611	3,799
Truist Financial Corp	82,991	3,133
Unum Group	23,000	1,239
Valley National Bancorp	35,800	255
Veritex Holdings Inc	18,300	373
Visa Inc, Cl A	38,796	10,570
Wells Fargo & Co	54,680	3,276
Western Union Co/The	49,400	632
Willis Towers Watson PLC	1,424	363
Wintrust Financial Corp	6,800	671

		126,131
Health Care — 11.8%
AbbVie Inc	10,111	1,630
Acadia Healthcare Co Inc *	5,014	346
Align Technology Inc *	2,596	668
Amgen Inc	6,681	2,043
Boston Scientific Corp *	19,190	1,450
Bristol-Myers Squibb Co	52,466	2,156
Cardinal Health Inc	18,800	1,866
Centene Corp *	11,000	788
Cigna Group/The	4,300	1,482
CVS Health Corp	27,000	1,609
Danaher Corp	18,820	4,833
Eli Lilly & Co	9,262	7,598
Encompass Health Corp	2,841	246
Exelixis Inc *	20,200	438
Gilead Sciences Inc	40,375	2,595
HCA Healthcare Inc	6,570	2,232
Incyte Corp *	8,900	514
Inmode Ltd *	16,300	312
Insulet Corp *	5,955	1,055
Jazz Pharmaceuticals PLC *	6,880	724
Johnson & Johnson	70,355	10,319
Madrigal Pharmaceuticals Inc *	588	139
McKesson Corp	5,599	3,189
Medtronic PLC	36,293	2,953
Merck & Co Inc	68,584	8,610
Mettler-Toledo International Inc *	2,791	3,919

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Natera Inc *	20,488	$2,183
Novartis AG ADR	34,636	3,572
Nuvalent Inc, Cl A *	1,879	123
Organon & Co	4,167	89
Pfizer Inc	166,124	4,761
Regeneron Pharmaceuticals Inc *	512	502
Sarepta Therapeutics Inc *	1,269	165
STERIS PLC	13,333	2,972
Stryker Corp	5,460	1,862
Tenet Healthcare Corp *	6,850	926
Thermo Fisher Scientific Inc	2,604	1,479
UnitedHealth Group Inc	10,289	5,097
Universal Health Services Inc, Cl B	5,400	1,025
Vaxcyte Inc *	7,628	536
Veeva Systems Inc, Cl A *	2,709	472
Vertex Pharmaceuticals Inc *	233	106
Viatris Inc	46,500	493
Zoetis Inc, Cl A	24,754	4,197

		94,274
Industrials — 11.4%
3M Co	13,176	1,319
Acuity Brands Inc	3,400	883
AGCO Corp	12,100	1,299
Allison Transmission Holdings Inc	18,700	1,418
Automatic Data Processing Inc	13,566	3,323
Axon Enterprise Inc *	917	258
Booz Allen Hamilton Holding Corp, Cl A	5,802	883
Builders FirstSource Inc *	3,100	498
CACI International Inc, Cl A *	499	212
Carlisle Cos Inc	1,155	483
Cintas Corp	2,466	1,672
Comfort Systems USA Inc	844	276
Crane Co	1,442	215
Cummins Inc	6,000	1,690
Curtiss-Wright Corp	806	228
Delta Air Lines Inc	17,900	913
Dycom Industries Inc *	3,496	629
Eaton Corp PLC	4,740	1,578
EMCOR Group Inc	1,933	751
Emerson Electric Co	2,289	257
Equifax Inc	5,465	1,264
Esab Corp	1,739	179
FedEx Corp	7,000	1,778
Flowserve Corp	20,953	1,041
Fortive Corp	37,537	2,794
General Dynamics Corp	11,702	3,508
General Electric Co	7,900	1,305
GFL Environmental Inc	42,637	1,342
Golden Ocean Group Ltd	33,139	477
Griffon Corp	11,100	750
GXO Logistics Inc *	58,596	2,943
HEICO Corp	12,541	2,781
HEICO Corp, Cl A	10,085	1,771

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hubbell Inc, Cl B	190	$74
Huntington Ingalls Industries Inc	2,000	506
IES Holdings Inc *	191	29
Johnson Controls International plc	55,660	4,002
Kirby Corp *	8,110	1,007
Lockheed Martin Corp	3,000	1,411
ManpowerGroup Inc	11,900	888
MSA Safety Inc	210	38
Mueller Water Products Inc, Cl A	18,255	339
Old Dominion Freight Line Inc	11,428	2,003
Oshkosh Corp	9,100	1,035
Otis Worldwide Corp	32,624	3,236
Owens Corning	8,700	1,575
PACCAR Inc	10,100	1,086
Parker-Hannifin Corp	829	441
RTX Corp	34,994	3,773
Science Applications International Corp	3,800	512
Siemens AG ADR	34,275	3,309
Snap-on Inc	4,900	1,337
SPX Technologies Inc *	1,833	255
Textron Inc	19,200	1,682
Trane Technologies PLC	2,537	831
TransDigm Group Inc	5,494	7,380
TransUnion	3,472	250
Uber Technologies Inc *	5,817	375
UniFirst Corp/MA	555	88
United Airlines Holdings Inc *	14,900	789
United Parcel Service Inc, Cl B	15,675	2,178
Veralto Corp	16,648	1,641
Vertiv Holdings Co, Cl A	13,772	1,351
Waste Connections Inc	24,810	4,077
Westinghouse Air Brake Technologies Corp	8,579	1,452
Woodward Inc	8,150	1,520

		91,188
Information Technology — 24.3%
Accenture PLC, Cl A	6,872	1,940
Adobe Inc *	10,715	4,766
Advanced Micro Devices Inc *	13,544	2,260
Amphenol Corp, Cl A	32,043	4,241
Analog Devices Inc	11,845	2,778
Appfolio Inc, Cl A *	493	113
Apple Inc	133,685	25,701
Applied Materials Inc	7,800	1,678
AppLovin Corp, Cl A *	24,213	1,973
Arista Networks Inc *	675	201
Arrow Electronics Inc *	8,200	1,077
Autodesk Inc *	562	113
Broadcom Inc	12,305	16,348
Cadence Design Systems Inc *	6,853	1,962
CDW Corp/DE	12,356	2,763
Cisco Systems Inc	127,781	5,942
Crowdstrike Holdings Inc, Cl A *	317	99
Dell Technologies Inc, Cl C	16,000	2,233

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Large Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DocuSign Inc, Cl A *	1,327	$73
Dropbox Inc, Cl A *	20,000	451
DXC Technology Co *	24,600	382
EPAM Systems Inc *	383	68
Fair Isaac Corp *	93	120
GoDaddy Inc, Cl A *	1,836	256
Guidewire Software Inc *	530	60
Hewlett Packard Enterprise Co	90,800	1,603
HP Inc	76,350	2,787
HubSpot Inc *	877	536
Intel Corp	129,720	4,002
International Business Machines Corp	7,650	1,276
Intuit Inc	12,712	7,328
KLA Corp	599	455
Lam Research Corp	350	326
Marvell Technology Inc	20,182	1,389
Microchip Technology Inc	27,136	2,638
Micron Technology Inc	22,596	2,824
Microsoft Corp	95,049	39,458
Monolithic Power Systems Inc	2,833	2,084
Motorola Solutions Inc	10,696	3,903
NetApp Inc	8,584	1,034
NVIDIA Corp	16,120	17,673
Oracle Corp	37,256	4,366
QUALCOMM Inc	22,115	4,513
Roper Technologies Inc	5,150	2,744
salesforce.com	18,708	4,386
SAP SE ADR	23,365	4,263
ServiceNow Inc *	3,383	2,222
Snap Inc, Cl A *	3,466	52
Synopsys Inc *	358	201
Taiwan Semiconductor Manufacturing Co Ltd ADR	10,889	1,645
TE Connectivity Ltd	4,599	688
Vertex Inc, Cl A *	1,135	37
Vishay Intertechnology Inc	23,500	555
Western Digital Corp *	1,928	145
Workday Inc, Cl A *	2,056	435
Xerox Holdings Corp	46,300	651
Zebra Technologies Corp, Cl A *	533	166
Zoom Video Communications Inc, Cl A *	5,103	313

		194,296
Materials — 2.9%
Berry Global Group Inc	16,000	958
CF Industries Holdings Inc	8,100	646
Chemours Co/The	23,500	583
Coeur Mining Inc *	14,449	83
Dow Inc	58,865	3,392
Ecolab Inc	1,638	380
Freeport-McMoRan Inc, Cl B	6,029	318
Linde PLC	8,314	3,621
Louisiana-Pacific Corp	2,562	235
LyondellBasell Industries NV, Cl A	5,900	587

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Martin Marietta Materials Inc	1,194	$683
NewMarket Corp	1,000	535
O-I Glass Inc *	39,200	497
Packaging Corp of America	4,094	751
Reliance Inc	13,182	3,965
Royal Gold Inc	1,012	130
Sherwin-Williams Co/The	9,328	2,834
Southern Copper Corp	8,954	1,062
Steel Dynamics Inc	10,300	1,379
Sylvamo Corp	11,800	842

		23,481
Real Estate — 2.4%
American Tower Corp, Cl A ‡	19,727	3,861
AvalonBay Communities Inc ‡	1,148	221
Brixmor Property Group Inc ‡	37,800	851
Crown Castle Inc ‡	22,880	2,345
Equinix Inc ‡	3,863	2,947
Healthpeak Properties Inc ‡	127,169	2,531
Host Hotels & Resorts Inc ‡	55,300	992
Iron Mountain Inc ‡	18,533	1,495
Public Storage ‡	1,467	402
Service Properties Trust ‡	37,100	200
VICI Properties Inc, Cl A ‡	111,556	3,203
Welltower Inc ‡	922	96

		19,144
Utilities — 2.6%
Brookfield Infrastructure Partners	5,467	158
Consolidated Edison Inc	6,971	659
Constellation Energy Corp	9,566	2,078
Duke Energy Corp	36,683	3,799
Exelon Corp	25,991	976
NextEra Energy Inc	88,881	7,112
NRG Energy Inc	27,459	2,224
UGI Corp	14,800	377
Vistra Corp	30,900	3,062

		20,445
Total Common Stock
(Cost $523,877) ($ Thousands)		780,765

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
5.430% **†(A)	7,443	6

Total Affiliated Partnership
(Cost $7) ($ Thousands)		6

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Government Fund, Institutional Class
5.170%**†	19,729,658	$19,730
Total Cash Equivalent
(Cost $19,730) ($ Thousands)		19,730
Total Investments in Securities — 100.2%
(Cost $543,614) ($ Thousands)		$800,501

A list of the open futures contracts held by the Fund at May 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	27	Jun-2024	$6,984	$7,149	$165
S&P Mid Cap 400 Index E-MINI	5	Jun-2024	1,496	1,496	–
			$8,480	$8,645	$165

Percentages are based on Net Assets of $799,089 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	This security was purchased with cash collateral from securities previously on loan. There are no securities held on loan as of May 31, 2024.

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	780,765	–	–	780,765
Affiliated Partnership	–	6	–	6
Cash Equivalent	19,730	–	–	19,730
Total Investments in Securities	800,495	6	–	800,501

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	165	–	–	165
Unrealized Depreciation	–	–	–	–
Total Other Financial Instruments	165	–	–	165

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$285	$55,601	$(55,880)	$1	$(1)	$6	$17	$—
SEI Daily Income Trust, Government Fund, Institutional Class	17,570	162,060	(159,900)	—	—	19,730	853	—
Totals	$17,855	$217,661	$(215,780)	$1	$(1)	$19,736	$870	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Large Cap Disciplined Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.5%

Communication Services — 6.7%
Alphabet Inc, Cl A *	92,476	$15,952
Alphabet Inc, Cl C *	39,060	6,795
AT&T Inc	276,640	5,040
Comcast Corp, Cl A	18,758	751
Liberty Global PLC *	6,217	106
Meta Platforms Inc, Cl A	50,508	23,579
Netflix Inc *	7,408	4,753
Nexstar Media Group Inc, Cl A	30,051	4,979
Omnicom Group Inc	16,229	1,509
Pinterest Inc, Cl A *	38,772	1,609
T-Mobile US Inc	31,750	5,555
Trade Desk Inc/The, Cl A *	17,382	1,613
Walt Disney Co/The	35,620	3,701
Warner Bros Discovery Inc *	346,866	2,858

		78,800
Consumer Discretionary — 7.8%
ADT Inc	170,442	1,212
Amazon.com Inc *	122,817	21,670
Autoliv Inc	9,740	1,243
AutoZone Inc *	781	2,163
Booking Holdings Inc	1,346	5,083
Caesars Entertainment Inc *	58,633	2,085
Carnival Corp, Cl A *	96,689	1,458
DoorDash Inc, Cl A *	587	65
DR Horton Inc	13,499	1,995
Duolingo Inc, Cl A *	1,126	216
eBay Inc	45,628	2,474
Expedia Group Inc *	2,569	290
Ford Motor Co	86,452	1,049
Gap Inc/The	36,439	1,055
General Motors Co	210,160	9,455
Genuine Parts Co	1,064	153
H&R Block Inc	37,972	1,885
Home Depot Inc/The	13,434	4,499
Lennar Corp, Cl A	419	67
Lithia Motors Inc, Cl A	6,060	1,534
Magna International Inc, Cl A	51,050	2,308
Marriott International Inc/MD, Cl A	21,833	5,047
MGM Resorts International *	23,599	948
NIKE Inc, Cl B	32,278	3,068
Norwegian Cruise Line Holdings Ltd *	90,442	1,501
Pool Corp	12,701	4,618
PulteGroup Inc	16,811	1,972
Ralph Lauren Corp, Cl A	648	121
Ross Stores Inc	45,265	6,326
Royal Caribbean Cruises Ltd *	19,511	2,881
Skechers USA Inc, Cl A *	8,613	615
Taylor Morrison Home Corp, Cl A *	9,429	545
Toll Brothers Inc	19,093	2,323
TopBuild Corp *	495	207

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wingstop Inc	999	$368

		92,499
Consumer Staples — 7.0%
Archer-Daniels-Midland Co	35,590	2,222
Casey's General Stores Inc	17,682	5,867
Clorox Co/The	8,667	1,140
Colgate-Palmolive Co	45,106	4,193
Conagra Brands Inc	97,670	2,918
Constellation Brands Inc, Cl A	18,346	4,591
Costco Wholesale Corp	7,905	6,402
General Mills Inc	1,070	74
Kellanova	18,531	1,118
Kenvue Inc	65,140	1,257
Kimberly-Clark Corp	18,696	2,492
Kraft Heinz Co/The	76,549	2,708
Kroger Co/The	169,582	8,881
Maplebear Inc *	26,370	804
Mondelez International Inc, Cl A	4,274	293
PepsiCo Inc	36,738	6,352
Philip Morris International Inc	42,498	4,308
Procter & Gamble Co/The	50,224	8,264
Target Corp	47,709	7,450
Tyson Foods Inc, Cl A	64,788	3,709
Walmart Inc	126,229	8,301

		83,344
Energy — 4.6%
Baker Hughes Co, Cl A	86,256	2,888
BP PLC ADR	110,930	4,168
Canadian Natural Resources Ltd	29,610	2,275
Cheniere Energy Inc	31,918	5,036
Chevron Corp	31,170	5,059
ConocoPhillips	23,140	2,695
Devon Energy Corp	40,750	2,000
Diamondback Energy Inc	33,455	6,666
Enterprise Products Partners LP	3,787	108
EQT Corp	15,233	626
Exxon Mobil Corp	34,535	4,050
Hess Midstream LP, Cl A	21,058	732
Kinetik Holdings Inc, Cl A	10,867	446
Marathon Petroleum Corp	25,097	4,432
Matador Resources Co	5,081	322
MPLX LP	5,858	238
Ovintiv Inc	51,389	2,655
Schlumberger NV	22,302	1,024
Shell PLC ADR	54,520	3,968
SM Energy Co	39,911	2,013
Valero Energy Corp	16,528	2,597
Viper Energy Inc, Cl A	23,538	905

		54,903
Financials — 15.0%
Allstate Corp/The	56,633	9,487

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
American International Group Inc	29,796	$2,348
Ameriprise Financial Inc	13,863	6,053
Apollo Global Management Inc	10,629	1,235
Bank of America Corp	186,503	7,458
Bank of New York Mellon Corp/The	11,714	698
Berkshire Hathaway Inc, Cl B *	10,687	4,429
BlackRock Inc, Cl A	1,888	1,458
Block Inc, Cl A *	10,679	684
Capital One Financial Corp	44,764	6,161
Charles Schwab Corp/The	29,370	2,152
Cincinnati Financial Corp	29,152	3,428
Citigroup Inc	223,085	13,900
CME Group Inc, Cl A	14,779	3,000
Corebridge Financial Inc	75,019	2,188
Everest Group Ltd	705	276
FactSet Research Systems Inc	6,973	2,819
Fidelity National Information Services Inc	35,291	2,678
First Citizens BancShares Inc/NC, Cl A	1,425	2,420
First Horizon Corp	148,695	2,355
Global Payments Inc	49,397	5,031
Goldman Sachs Group Inc/The	19,740	9,012
Intercontinental Exchange Inc	22,719	3,042
JPMorgan Chase & Co	117,851	23,880
KeyCorp	9,225	133
Kinsale Capital Group Inc	13,033	5,000
LPL Financial Holdings Inc	151	43
Mastercard Inc, Cl A	10,433	4,664
MGIC Investment Corp	37,901	796
Moody's Corp	1,105	439
Morgan Stanley	113,428	11,098
MSCI Inc, Cl A	10,045	4,974
Old Republic International Corp	22,886	727
PayPal Holdings Inc *	29,251	1,842
Popular Inc	19,447	1,731
Progressive Corp/The	7,964	1,682
Reinsurance Group of America Inc, Cl A	1,379	289
Robinhood Markets Inc, Cl A *	37,899	792
S&P Global Inc	11,166	4,774
State Street Corp	1,124	85
Synchrony Financial	68,073	2,982
Travelers Cos Inc/The	16,387	3,535
Visa Inc, Cl A	27,312	7,441
Wells Fargo & Co	80,281	4,810
Willis Towers Watson PLC	16,177	4,130

		178,159
Health Care — 11.9%
AbbVie Inc	20,516	3,308
Agilent Technologies Inc	1,445	188
Align Technology Inc *	5,043	1,297
Baxter International Inc	55,600	1,895
Bristol-Myers Squibb Co	56,639	2,327
Bruker Corp	9,146	599
Cardinal Health Inc	13,036	1,294

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Centene Corp *	29,413	$2,106
CVS Health Corp	132,722	7,910
DENTSPLY SIRONA Inc	88,100	2,468
Eli Lilly & Co	26,395	21,653
Exelixis Inc *	109,677	2,379
Gilead Sciences Inc	64,130	4,122
GSK PLC ADR	77,900	3,488
HCA Healthcare Inc	2,667	906
Incyte Corp *	2,109	122
Insulet Corp *	15,172	2,688
Jazz Pharmaceuticals PLC *	19,380	2,040
Johnson & Johnson	48,383	7,096
McKesson Corp	6,440	3,668
Medtronic PLC	48,979	3,985
Merck & Co Inc	37,023	4,648
Neurocrine Biosciences Inc *	8,185	1,108
Organon & Co	72,730	1,551
Pfizer Inc	146,969	4,212
Regeneron Pharmaceuticals Inc *	263	258
ResMed Inc	4,535	936
Royalty Pharma PLC, Cl A	80,700	2,212
Sanofi SA ADR	36,820	1,805
Sarepta Therapeutics Inc *	10,383	1,348
STERIS PLC	22,663	5,051
Stryker Corp	9,381	3,200
Tenet Healthcare Corp *	38,134	5,157
Thermo Fisher Scientific Inc	4,646	2,639
UnitedHealth Group Inc	31,554	15,631
Universal Health Services Inc, Cl B	13,607	2,583
Veeva Systems Inc, Cl A *	2,757	480
Vertex Pharmaceuticals Inc *	3,753	1,709
Viatris Inc	341,679	3,622
Zoetis Inc, Cl A	44,549	7,554

		141,243
Industrials — 10.7%
3M Co	31,312	3,136
AerCap Holdings NV	69,310	6,426
Alaska Air Group Inc *	45,930	1,930
Allison Transmission Holdings Inc	22,662	1,718
Automatic Data Processing Inc	30,226	7,403
Axon Enterprise Inc *	1,017	286
Boeing Co/The *	19,837	3,523
Booz Allen Hamilton Holding Corp, Cl A	12,304	1,873
Carlisle Cos Inc	2,311	967
Caterpillar Inc	8,251	2,793
Chart Industries Inc *	18,350	2,881
Cintas Corp	6,926	4,696
Comfort Systems USA Inc	3,013	986
Core & Main Inc, Cl A *	43,479	2,503
Crane Co	3,415	509
Cummins Inc	6,230	1,755
Delta Air Lines Inc	83,890	4,280
Dycom Industries Inc *	7,401	1,332

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Eaton Corp PLC	12,456	$4,146
EMCOR Group Inc	6,004	2,334
Emerson Electric Co	6,114	686
Equifax Inc	10,591	2,451
FedEx Corp	22,597	5,739
Ferguson PLC	652	134
Flowserve Corp	33,639	1,672
General Electric Co	52,667	8,697
Kirby Corp *	21,493	2,669
Lockheed Martin Corp	7,473	3,515
Masco Corp	23,559	1,647
Northrop Grumman Corp	5,064	2,283
Old Dominion Freight Line Inc	19,425	3,404
Otis Worldwide Corp	55,454	5,501
Parker-Hannifin Corp	571	303
RTX Corp	25,029	2,698
SPX Technologies Inc *	2,402	335
Trane Technologies PLC	5,901	1,932
TransUnion	40,226	2,893
United Airlines Holdings Inc *	28,943	1,534
United Parcel Service Inc, Cl B	3,264	453
United Rentals Inc	4,658	3,118
Vertiv Holdings Co, Cl A	26,240	2,573
Waste Connections Inc	42,171	6,930
WESCO International Inc	11,916	2,139
Westinghouse Air Brake Technologies Corp	22,150	3,748
Woodward Inc	20,336	3,793

		126,324
Information Technology — 24.3%
Accenture PLC, Cl A	10,377	2,929
Adobe Inc *	3,250	1,445
Advanced Micro Devices Inc *	17,430	2,909
Apple Inc	322,811	62,060
Applied Materials Inc	20,460	4,401
Arista Networks Inc *	178	53
Atlassian Corp, Cl A *	15,235	2,390
Autodesk Inc *	13,650	2,752
Broadcom Inc	12,557	16,683
Cadence Design Systems Inc *	10,394	2,976
CDW Corp/DE	21,003	4,697
Ciena Corp *	14,340	691
Cisco Systems Inc	68,204	3,171
Dell Technologies Inc, Cl C	7,775	1,085
DocuSign Inc, Cl A *	22,641	1,239
Dropbox Inc, Cl A *	11,068	249
Fortinet Inc *	22,015	1,306
GoDaddy Inc, Cl A *	3,899	544
HP Inc	63,948	2,334
Intel Corp	199,174	6,145
International Business Machines Corp	12,348	2,060
Intuit Inc	23,670	13,644
KLA Corp	6,379	4,845
Kyndryl Holdings Inc *	36,227	964

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lam Research Corp	4,949	$4,615
Microchip Technology Inc	4,432	431
Micron Technology Inc	55,370	6,921
Microsoft Corp	155,760	64,661
Monolithic Power Systems Inc	4,815	3,542
Motorola Solutions Inc	18,180	6,634
NetApp Inc	27,897	3,360
Nutanix Inc, Cl A *	41,268	2,283
NVIDIA Corp	25,519	27,977
ON Semiconductor Corp *	38,070	2,781
Oracle Corp	14,240	1,669
QUALCOMM Inc	27,616	5,635
Salesforce Inc	10,867	2,548
ServiceNow Inc *	6,104	4,010
Skyworks Solutions Inc	1,818	168
Smartsheet Inc, Cl A *	5,951	220
Snap Inc, Cl A *	36,451	547
Synopsys Inc *	896	502
TE Connectivity Ltd	11,921	1,785
Teradyne Inc	16,700	2,354
VeriSign Inc *	1,020	178
Vontier Corp	52,670	2,106
Western Digital Corp *	4,148	312
Workday Inc, Cl A *	7,315	1,547
Zoom Video Communications Inc, Cl A *	3,242	199

		288,557
Materials — 2.3%
Avery Dennison Corp	7,640	1,739
Corteva Inc	8,070	451
Crown Holdings Inc	22,600	1,903
DuPont de Nemours Inc	4,322	355
Ecolab Inc	7,545	1,752
FMC Corp	64,370	3,923
Freeport-McMoRan Inc, Cl B	75,394	3,976
NewMarket Corp	848	454
Packaging Corp of America	11,450	2,101
PPG Industries Inc	4,917	646
Reliance Inc	15,607	4,694
Sherwin-Williams Co/The	15,856	4,817

		26,811
Real Estate — 1.8%
Brixmor Property Group Inc ‡	86,425	1,945
Equinix Inc ‡	5,977	4,560
Howard Hughes Holdings Inc *	22,240	1,475
Invitation Homes Inc ‡	73,449	2,555
Iron Mountain Inc ‡	48,858	3,942
Lamar Advertising Co, Cl A ‡	15,569	1,839
NNN REIT Inc ‡	10,934	457
Simon Property Group Inc ‡	3,301	500
Ventas Inc ‡	53,404	2,684
Welltower Inc ‡	10,046	1,041

		20,998

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 3.4%
Consolidated Edison Inc	22,122	$2,092
Constellation Energy Corp	14,917	3,241
Dominion Energy Inc	61,480	3,315
Edison International	51,324	3,944
Entergy Corp	25,828	2,905
Exelon Corp	139,395	5,234
FirstEnergy Corp	83,750	3,372
National Fuel Gas Co	15,039	860
NextEra Energy Inc	65,083	5,208
NRG Energy Inc	39,982	3,238
PG&E Corp	171,562	3,181
Xcel Energy Inc	67,119	3,722

		40,312
Total Common Stock
(Cost $820,215) ($ Thousands)		1,131,950
	Face Amount (Thousands)
U.S. TREASURY OBLIGATION — 1.9%
U.S. Treasury Bill
5.323%, 08/29/2024 (A)	$23,000	22,709

Total U.S. Treasury Obligation
(Cost $22,702) ($ Thousands)		22,709

	Shares
AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
5.430% **†(B)	3,813	2

Total Affiliated Partnership
(Cost $4) ($ Thousands)		2

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Institutional Class
5.170%**†	29,003,177	29,003
Total Cash Equivalent
(Cost $29,003) ($ Thousands)		29,003
Total Investments in Securities — 99.8%
(Cost $871,924) ($ Thousands)		$1,183,664

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Large Cap Disciplined Equity Fund (Continued)

A list of the open futures contracts held by the Fund at May 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	27	Jun-2024	$6,892	$7,149	$257

A list of the open OTC Swap agreement held by the Fund at May 31, 2024, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America Merrill Lynch	United States Custom Basket of Securities	1 Month + 0.15%	Asset Returns	Monthly	09/15/2025	USD	25,808	$3,763	$–	$3,763
								$3,763	$–	$3,763

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of May 31, 2024:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

21,429	NVIDIA CORP	$20,278	$3,251	78.6%
85,094	ALPHABET INC	14,680	(41)	56.9
58,926	AMAZON.COM INC	10,960	(592)	42.5
1,022	BOOKING HOLDINGS INC	3,876	(27)	15.0
34,935	COLGATE-PALMOLIVE CO	3,302	(64)	12.8
51,163	WELLS FARGO & CO	3,190	(115)	12.4
25,754	PULTEGROUP INC	3,144	(131)	12.2
20,563	SIMON PROPERTY GROUP INC	3,090	13	12.0
39,524	EDISON INTERNATIONAL	2,993	37	11.6
43,025	PURE STORAGE INC	2,564	43	9.9
43,390	US FOODS HOLDING CORP	2,389	(106)	9.3
20,967	EXPEDIA GROUP INC	2,358	2	9.1
89,655	NEWS CORP	2,330	101	9.0
140,648	KEYCORP	2,190	(146)	8.5
24,255	TEXTRON INC	2,139	(20)	8.3
88,462	DROPBOX INC	2,111	(123)	8.2
21,436	MEDTRONIC PLC	1,816	(77)	7.0
28,894	TAYLOR MORRISON HOME CORPORATION	1,789	(123)	6.9
94,696	LIBERTY GLOBAL LTD	1,664	(52)	6.4
28,764	PBF ENERGY INC	1,401	(65)	5.4
20,393	INCYTE CORP	1,163	12	4.5
55,751	HEWLETT PACKARD ENTERPRISE CO	1,002	(21)	3.9
1,081	BLACKROCK INC	882	(50)	3.4
18,525	MGM RESORTS INTERNATIONAL	770	(28)	3.0
1,964	CATERPILLAR INC	707	(45)	2.7
9,721	MASCO CORP	702	(21)	2.7
4,398	CHENIERE ENERGY INC	687	7	2.7
41,508	NORWEGIAN CRUISE LINE HOLDINGS LTD	653	35	2.5
1,404	S&P GLOBAL INC	612	(12)	2.4
938	BERKSHIRE HATHAWAY INC	387	0	1.5
4,152	ADVANCE AUTO PARTS INC	315	(23)	1.2
6,008	FREEPORT-MCMORAN INC	308	8	1.2
3,590	FIDELITY NATIONAL INFORMATION SERVICES INC	278	(6)	1.1
519	UNITEDHEALTH GROUP INC	269	(12)	1.0
1,415	WESCO INTERNATIONAL INC	264	(10)	1.0
577	MICROSOFT CORP	244	(5)	0.9

SEI Institutional Investments Trust

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

2,622	PAYPAL HOLDINGS INC	$168	$(3)	0.6%
695	RESMED INC	153	(10)	0.6
4,993	BRIXMOR PROPERTY GROUP INC	111	1	0.4
3,464	INTEL CORP	108	(2)	0.4
321	HCA HEALTHCARE INC	105	4	0.4
365	SALESFORCE INC	105	(20)	0.4
216	ADOBE INC	105	(9)	0.4
189	EQUIFAX INC	47	(4)	0.2
319	INTERCONTINENTAL EXCHANGE INC	44	(1)	0.2

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(28,637)	WAYFAIR INC	$(2,035)	$336	(7.9)%
(14,239)	AMERICAN WATER WORKS CO INC	(1,904)	36	(7.4)
(59,489)	AFFIRM HOLDINGS INC	(1,898)	161	(7.4)
(5,658)	ZEBRA TECHNOLOGIES CORP	(1,832)	69	(7.1)
(12,477)	GENERAC HOLDINGS INC	(1,810)	(22)	(7.0)
(13,782)	BLACKSTONE INC	(1,810)	153	(7.0)
(17,268)	CROWN CASTLE INC	(1,788)	22	(6.9)
(3,587)	TYLER TECHNOLOGIES INC	(1,755)	36	(6.8)
(19,759)	COSTAR GROUP INC	(1,744)	203	(6.8)
(7,249)	FABRINET BEARER	(1,716)	(21)	(6.6)
(4,159)	SAIA INC	(1,705)	6	(6.6)
(14,117)	EXPEDITORS INTERNATIONAL OF WASHINGTON	(1,663)	(40)	(6.4)
(13,593)	ENPHASE ENERGY INC	(1,597)	(139)	(6.2)
(10,143)	CHART INDUSTRIES INC	(1,582)	(7)	(6.1)
(8,958)	REPLIGEN CORP	(1,574)	242	(6.1)
(39,823)	ESSENTIAL UTILITIES INC	(1,569)	58	(6.1)
(18,426)	C.H.ROBINSON WORLDWIDE INC	(1,541)	(48)	(6.0)
(3,933)	KINSALE CAPITAL GROUP INC	(1,505)	(1)	(5.8)
(30,733)	NOBLE HOLDING CORPORATION PLC	(1,461)	37	(5.7)
(6,583)	MARKETAXESS HOLDING INC	(1,428)	117	(5.5)
(15,163)	CELSIUS HOLDINGS INC	(1,423)	213	(5.5)
(37,574)	DUTCH BROS INC	(1,412)	86	(5.5)
(25,875)	LIBERTY BROADBAND CORP	(1,364)	(33)	(5.3)
(7,858)	JACK HENRY & ASSOCIATES INC	(1,319)	23	(5.1)
(5,827)	ASPEN TECHNOLOGY INC	(1,290)	65	(5.0)
(21,337)	AGREE REALTY CORP	(1,284)	(15)	(5.0)
(6,900)	LANDSTAR SYSTEM INC	(1,276)	22	(4.9)
(3,045)	ERIE INDEMNITY CO	(1,202)	102	(4.7)
(4,321)	RBC BEARINGS INC	(1,180)	(93)	(4.6)
(13,113)	PINNACLE FINANCIAL PARTNERS INC	(1,111)	68	(4.3)
(105,486)	AMCOR PLC	(1,091)	7	(4.2)
(13,378)	SOUTHSTATE CORPORATION	(1,089)	50	(4.2)
(5,085)	SPS COMMERCE INC	(1,010)	56	(3.9)
(9,767)	MACOM TECHNOLOGY SOLUTIONS HOLDINGS INC	(1,010)	26	(3.9)
(17,746)	COMMERCE BANCSHARES INC	(1,009)	24	(3.9)
(5,803)	HEICO CORP	(987)	(30)	(3.8)
(25,753)	VIPER ENERGY PARTNERS LP	(969)	(24)	(3.8)
(6,408)	RLI CORP	(930)	(5)	(3.6)
(24,261)	RANGE RESOURCES CORP	(892)	(1)	(3.5)
(5,275)	NOVANTA INC	(886)	32	(3.4)
(10,996)	CF INDUSTRIES HOLDINGS INC	(856)	(20)	(3.3)
(6,207)	HOULIHAN LOKEY INC	(845)	7	(3.3)
(7,757)	CULLEN/FROST BANKERS INC	(833)	44	(3.2)
(4,325)	FIRST SOLAR INC	(830)	(349)	(3.2)
(11,091)	VIKING THERAPEUTICS INC	(828)	139	(3.2)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Large Cap Disciplined Equity Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(5,054)	TAKE-TWO INTERACTIVE SOFTWARE INC	$(748)	$(60)	(2.9)%
(5,237)	FIVE BELOW INC	(737)	15	(2.9)
(61,100)	ROIVANT SCIENCES LIMITED	(703)	71	(2.7)
(9,017)	VAXCYTE INC	(646)	14	(2.5)
(4,021)	MODERNA INC	(628)	55	(2.4)
(15,765)	REVOLUTION MEDICINES INC	(621)	18	(2.4)
(636)	SUPER MICRO COMPUTER INC	(606)	108	(2.3)
(17,043)	UNITED BANKSHARES INC	(593)	41	(2.3)
(19,912)	MOBILEYE GLOBAL INC	(576)	77	(2.2)
(2,498)	FTI CONSULTING INC	(560)	25	(2.2)
(26,600)	ROBINHOOD MARKETS INC	(548)	(7)	(2.1)
(23,476)	UNITY SOFTWARE INC	(525)	98	(2.0)
(7,922)	INTRA-CELLULAR THERAPIES INC	(523)	(10)	(2.0)
(13,290)	FIFTH THIRD BANCORP	(518)	22	(2.0)
(1,307)	POOL CORP	(501)	25	(1.9)
(18,936)	WOLFSPEED INC	(479)	(7)	(1.9)
(14,502)	FIRST FINANCIAL BANKSHARES INC	(456)	23	(1.8)
(4,545)	IDACORP INC	(446)	7	(1.7)
(4,741)	NORTHERN TRUST CORP	(388)	(11)	(1.5)
(6,014)	GXO LOGISTICS INC	(316)	50	(1.2)
(2,185)	UBIQUITI INC	(306)	(7)	(1.2)

Percentages are based on Net Assets of $1,185,488 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2024.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of May 31, 2024 was $2 ($ Thousands).

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,131,950	–	–	1,131,950
U.S. Treasury Obligation	–	22,709	–	22,709
Affiliated Partnership	–	2	–	2
Cash Equivalent	29,003	–	–	29,003
Total Investments in Securities	1,160,953	22,711	–	1,183,664

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	257	–	–	257
OTC Swap
Total Return Swap*
Unrealized Appreciation	–	3,763	–	3,763
Total Other Financial Instruments	257	3,763	–	4,020

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$—	$30,124	$(30,121)	$1	$(2)	$2	$33	$—
SEI Daily Income Trust, Government Fund, Institutional Class	51,401	690,824	(713,222)	—	—	29,003	2,293	—
Totals	$51,401	$720,948	$(743,343)	$1	$(2)	$29,005	$2,326	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.5%

Communication Services — 8.8%
Alphabet Inc, Cl A *	221,560	$38,219
Alphabet Inc, Cl C *	187,180	32,562
AMC Entertainment Holdings Inc, Cl A *	2,549	11
AT&T Inc	268,885	4,899
Cable One Inc	257	99
Charter Communications Inc, Cl A *	3,897	1,119
Comcast Corp, Cl A	146,050	5,846
Electronic Arts Inc	9,865	1,311
Fox Corp	16,227	544
Frontier Communications Parent Inc *	10,100	269
GCI Liberty - Escrow *	4,949	—
IAC Inc *	2,232	111
Interpublic Group of Cos Inc/The	14,745	462
Iridium Communications Inc	5,300	160
Liberty Broadband Corp, Cl A *	80	4
Liberty Broadband Corp, Cl C *	4,578	248
Liberty Media Corp-Liberty Formula One, Cl A *	1,200	82
Liberty Media Corp-Liberty Formula One, Cl C *	7,300	541
Liberty Media Corp-Liberty Live, Cl A *	731	27
Liberty Media Corp-Liberty Live, Cl C *	1,892	72
Liberty Media Corp-Liberty SiriusXM *	6,321	143
Liberty Media Corp-Liberty SiriusXM, Cl A *	2,720	62
Live Nation Entertainment Inc *	6,200	581
Madison Square Garden Sports Corp, Cl A *	486	90
Match Group Inc *	10,096	309
Meta Platforms Inc, Cl A	82,500	38,513
Netflix Inc *	15,900	10,202
New York Times Co/The, Cl A	6,400	328
News Corp	3,200	89
News Corp, Cl A	15,046	409
Nexstar Media Group Inc, Cl A	1,000	166
Omnicom Group Inc	7,744	720
Paramount Global, Cl A	715	15
Paramount Global, Cl B	22,586	269
Pinterest Inc, Cl A *	21,000	871
Playtika Holding Corp	1,405	12
ROBLOX Corp, Cl A *	18,500	622
Roku Inc, Cl A *	4,900	281
Sirius XM Holdings Inc	29,200	82
Spotify Technology SA *	5,100	1,514
Take-Two Interactive Software Inc *	5,935	952
TKO Group Holdings Inc, Cl A	2,500	273
T-Mobile US Inc	18,092	3,165
Trade Desk Inc/The, Cl A *	16,100	1,494
TripAdvisor Inc *	5,167	95
Verizon Communications Inc	156,176	6,427
Walt Disney Co/The	67,850	7,050
Warner Bros Discovery Inc *	84,836	699

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
ZoomInfo Technologies Inc, Cl A *	12,100	$149

		162,168
Consumer Discretionary — 9.7%
ADT Inc	5,483	39
Advance Auto Parts Inc	2,208	156
Airbnb Inc, Cl A *	15,200	2,203
Amazon.com Inc *	336,040	59,291
Aptiv PLC *	10,300	858
Aramark	10,300	331
AutoNation Inc *	832	142
AutoZone Inc *	679	1,881
Bath & Body Works Inc	9,157	476
Best Buy Co Inc	7,147	606
Birkenstock Holding Plc *	1,000	57
Booking Holdings Inc	1,278	4,826
BorgWarner Inc	9,164	327
Boyd Gaming Corp	2,400	128
Bright Horizons Family Solutions Inc *	2,400	252
Brunswick Corp/DE	2,300	190
Burlington Stores Inc *	2,600	624
Caesars Entertainment Inc *	7,200	256
Capri Holdings Ltd *	3,900	135
CarMax Inc *	5,760	405
Carnival Corp, Cl A *	36,900	556
Carter's Inc	1,400	96
Cava Group Inc *	1,900	176
Chipotle Mexican Grill Inc, Cl A *	981	3,070
Choice Hotels International Inc	884	100
Churchill Downs Inc	2,500	324
Columbia Sportswear Co	900	77
Coupang Inc, Cl A *	39,300	894
Crocs Inc *	2,100	327
Darden Restaurants Inc	4,668	702
Deckers Outdoor Corp *	1,000	1,094
Dick's Sporting Goods Inc	2,258	514
Domino's Pizza Inc	1,200	610
DoorDash Inc, Cl A *	11,200	1,233
DR Horton Inc	11,068	1,636
DraftKings Inc, Cl A *	15,800	555
eBay Inc	18,711	1,014
Etsy Inc *	4,300	273
Expedia Group Inc *	5,222	589
Five Below Inc *	2,200	304
Floor & Decor Holdings Inc, Cl A *	4,100	479
Ford Motor Co	143,284	1,738
GameStop Corp, Cl A *	8,300	192
Gap Inc/The	7,721	224
Garmin Ltd	5,500	901
General Motors Co	42,100	1,894
Gentex Corp	9,264	324
Genuine Parts Co	5,511	794
Grand Canyon Education Inc *	1,200	171
H&R Block Inc	4,725	235

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Harley-Davidson Inc	5,503	$197
Hasbro Inc	4,967	297
Hilton Worldwide Holdings Inc	9,133	1,832
Home Depot Inc/The	37,179	12,450
Hyatt Hotels Corp, Cl A	1,700	251
Kohl's Corp	5,319	119
Las Vegas Sands Corp	14,593	657
Lear Corp	2,400	301
Leggett & Platt Inc	3,312	38
Lennar Corp, Cl A	8,790	1,409
Lennar Corp, Cl B	513	75
Lithia Motors Inc, Cl A	900	228
LKQ Corp	10,700	460
Lowe's Cos Inc	21,710	4,804
Lucid Group Inc *	23,800	68
Lululemon Athletica Inc *	4,000	1,248
Macy's Inc	9,300	181
Marriott International Inc/MD, Cl A	8,794	2,033
Marriott Vacations Worldwide Corp	1,100	99
Mattel Inc *	13,942	248
McDonald's Corp	27,080	7,011
MGM Resorts International *	11,139	447
Mister Car Wash Inc *	3,900	27
Mohawk Industries Inc *	2,166	264
Murphy USA Inc	800	351
Newell Brands Inc	14,293	110
NIKE Inc, Cl B	44,068	4,189
Nordstrom Inc	5,512	122
Norwegian Cruise Line Holdings Ltd *	16,700	277
NVR Inc *	114	876
Ollie's Bargain Outlet Holdings Inc *	2,400	198
O'Reilly Automotive Inc *	2,140	2,061
Peloton Interactive Inc, Cl A *	13,900	51
Penn Entertainment Inc *	7,000	122
Penske Automotive Group Inc	800	122
Petco Health & Wellness Co Inc, Cl A *	3,300	13
Phinia Inc	1,832	82
Planet Fitness Inc, Cl A *	2,700	172
Polaris Inc	1,900	159
Pool Corp	1,500	545
PulteGroup Inc	7,645	897
PVH Corp	2,200	264
QuantumScape Corp, Cl A *	13,000	77
Ralph Lauren Corp, Cl A	1,580	295
RH *	500	136
Rivian Automotive Inc, Cl A *	26,200	286
Ross Stores Inc	12,076	1,688
Royal Caribbean Cruises Ltd *	8,500	1,255
Service Corp International/US	5,194	372
Skechers USA Inc, Cl A *	5,100	364
Starbucks Corp	41,612	3,338
Tapestry Inc	9,067	394
Tempur Sealy International Inc	6,600	339

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Tesla Inc *	102,755	$18,299
Texas Roadhouse Inc, Cl A	2,600	449
Thor Industries Inc	2,200	218
TJX Cos Inc/The	42,716	4,404
Toll Brothers Inc	3,951	481
TopBuild Corp *	1,200	502
Tractor Supply Co	3,900	1,113
Travel + Leisure Co	2,768	122
Ulta Beauty Inc *	1,852	732
Under Armour Inc, Cl A *	9,700	70
Under Armour Inc, Cl C *	11,321	79
Vail Resorts Inc	1,400	264
Valvoline Inc *	5,304	215
VF Corp	11,068	147
Victoria's Secret & Co *	3,852	88
Wayfair Inc, Cl A *	2,700	161
Wendy's Co/The	6,043	105
Whirlpool Corp	2,016	188
Williams-Sonoma Inc	2,262	663
Wingstop Inc	1,200	442
Wyndham Hotels & Resorts Inc	3,268	231
Wynn Resorts Ltd	3,696	351
YETI Holdings Inc *	3,300	134
Yum! Brands Inc	10,148	1,395

		179,031
Consumer Staples — 5.6%
Albertsons Cos Inc, Cl A	16,000	330
Altria Group Inc	65,840	3,045
Archer-Daniels-Midland Co	20,279	1,266
BJ's Wholesale Club Holdings Inc *	4,700	414
Boston Beer Co Inc/The, Cl A *	400	125
Brown-Forman Corp, Cl A	2,200	101
Brown-Forman Corp, Cl B	7,217	331
Bunge Global SA	5,500	592
Campbell Soup Co	7,678	341
Casey's General Stores Inc	1,400	465
Celsius Holdings Inc *	5,700	456
Church & Dwight Co Inc	8,814	943
Clorox Co/The	4,903	645
Coca-Cola Co/The	144,740	9,109
Colgate-Palmolive Co	30,250	2,812
Conagra Brands Inc	18,576	555
Constellation Brands Inc, Cl A	5,831	1,459
Costco Wholesale Corp	16,481	13,348
Coty Inc, Cl A *	14,322	148
Darling Ingredients Inc *	6,100	246
Dollar General Corp	8,500	1,164
Dollar Tree Inc *	7,334	865
Estee Lauder Cos Inc/The, Cl A	8,308	1,025
Flowers Foods Inc	5,525	128
Freshpet Inc *	1,700	223
General Mills Inc	20,692	1,423
Grocery Outlet Holding Corp *	4,500	99

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Hershey Co/The	5,398	$1,068
Hormel Foods Corp	10,456	324
Ingredion Inc	2,200	259
J M Smucker Co/The	3,811	425
Kellanova	10,003	604
Kenvue Inc	68,412	1,320
Keurig Dr Pepper Inc	36,700	1,257
Kimberly-Clark Corp	12,918	1,722
Kraft Heinz Co/The	30,702	1,086
Kroger Co/The	23,646	1,238
Lamb Weston Holdings Inc	5,762	509
Maplebear Inc *	800	24
McCormick & Co Inc/MD	9,986	721
Molson Coors Beverage Co, Cl B	6,262	343
Mondelez International Inc, Cl A	50,906	3,489
Monster Beverage Corp *	27,074	1,406
Olaplex Holdings Inc *	4,200	7
PepsiCo Inc	51,252	8,861
Performance Food Group Co *	6,100	425
Philip Morris International Inc	57,568	5,836
Pilgrim's Pride Corp *	500	18
Post Holdings Inc *	1,800	192
Procter & Gamble Co/The	87,654	14,423
Reynolds Consumer Products Inc	2,000	57
Seaboard Corp	16	53
Spectrum Brands Holdings Inc	1,218	109
Sysco Corp	19,248	1,402
Target Corp	16,875	2,635
Tyson Foods Inc, Cl A	10,965	628
US Foods Holding Corp *	9,000	475
Walgreens Boots Alliance Inc	27,225	442
Walmart Inc	159,237	10,471
WK Kellogg Co	2,675	51

		103,538
Energy — 3.7%
Antero Midstream Corp	13,500	198
Antero Resources Corp *	11,200	399
APA Corp	11,159	341
Baker Hughes Co, Cl A	36,140	1,210
Cheniere Energy Inc	8,700	1,373
Chesapeake Energy Corp	4,500	409
Chevron Corp	63,967	10,382
ConocoPhillips	44,455	5,178
Coterra Energy Inc, Cl A	29,281	835
Devon Energy Corp	23,127	1,135
Diamondback Energy Inc	6,517	1,299
DT Midstream Inc	3,882	260
EOG Resources Inc	21,590	2,689
EQT Corp	13,519	556
Exxon Mobil Corp	169,093	19,828
Halliburton Co	32,536	1,194
Hess Corp	10,112	1,558
HF Sinclair Corp	5,726	316

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Kinder Morgan Inc	71,322	$1,390
Marathon Oil Corp	21,476	622
Marathon Petroleum Corp	13,619	2,405
New Fortress Energy Inc, Cl A	1,500	38
NOV Inc	14,580	274
Occidental Petroleum Corp	25,019	1,564
ONEOK Inc	21,258	1,722
Ovintiv Inc	9,900	512
Phillips 66	16,188	2,301
Range Resources Corp	9,300	343
Schlumberger NV	52,355	2,403
Southwestern Energy Co *	45,300	341
Targa Resources Corp	8,400	993
TechnipFMC PLC	15,400	403
Texas Pacific Land Corp	668	410
Valero Energy Corp	12,536	1,970
Williams Cos Inc/The	44,596	1,851

		68,702
Financials — 13.3%
Affiliated Managers Group Inc	1,320	215
Affirm Holdings Inc, Cl A *	8,900	260
Aflac Inc	21,212	1,906
AGNC Investment Corp ‡	26,859	258
Allstate Corp/The	9,525	1,596
Ally Financial Inc	10,400	405
American Express Co	21,472	5,153
American Financial Group Inc/OH	2,914	379
American International Group Inc	25,823	2,035
Ameriprise Financial Inc	3,680	1,607
Annaly Capital Management Inc ‡	20,902	412
Aon PLC, Cl A	7,221	2,034
Apollo Global Management Inc	19,119	2,221
Arch Capital Group Ltd *	13,000	1,334
Ares Management Corp, Cl A	6,000	841
Arthur J Gallagher & Co	7,887	1,998
Assurant Inc	2,093	363
Assured Guaranty Ltd	1,700	132
Axis Capital Holdings Ltd	2,500	185
Bank of America Corp	256,263	10,248
Bank of New York Mellon Corp/The	27,709	1,652
Bank OZK	3,900	163
Berkshire Hathaway Inc, Cl B *	68,300	28,304
BlackRock Inc, Cl A	5,585	4,312
Blackstone Inc	26,600	3,205
Block Inc, Cl A *	20,000	1,282
Blue Owl Capital Inc, Cl A	18,000	324
BOK Financial Corp	1,075	97
Brighthouse Financial Inc *	2,528	113
Brown & Brown Inc	9,348	837
Capital One Financial Corp	13,925	1,916
Carlyle Group Inc/The	8,300	357
Cboe Global Markets Inc	4,100	709
Charles Schwab Corp/The	55,540	4,070

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Chubb Ltd	15,191	$4,114
Cincinnati Financial Corp	5,686	669
Citigroup Inc	71,804	4,474
Citizens Financial Group Inc	17,600	621
CME Group Inc, Cl A	13,270	2,694
CNA Financial Corp	1,500	69
Coinbase Global Inc, Cl A *	6,200	1,401
Columbia Banking System Inc	6,732	130
Comerica Inc	5,053	259
Commerce Bancshares Inc/MO	4,461	248
Corebridge Financial Inc	9,000	263
Corpay Inc *	2,700	723
Credit Acceptance Corp *	200	98
Cullen/Frost Bankers Inc	2,268	230
Discover Financial Services	8,989	1,103
East West Bancorp Inc	5,400	401
Equitable Holdings Inc	12,200	506
Euronet Worldwide Inc *	1,400	163
Evercore Inc, Cl A	1,400	284
Everest Group Ltd	1,700	665
Eversource Energy	13,626	807
FactSet Research Systems Inc	1,425	576
Fidelity National Financial Inc	10,252	516
Fidelity National Information Services Inc	21,648	1,643
Fifth Third Bancorp	25,582	957
First American Financial Corp	3,800	211
First Citizens BancShares Inc/NC, Cl A	400	679
First Hawaiian Inc	4,800	98
First Horizon Corp	19,156	303
Fiserv Inc *	22,074	3,306
FNB Corp/PA	11,200	154
Franklin Resources Inc	12,649	299
Global Payments Inc	9,852	1,003
Globe Life Inc	3,087	255
Goldman Sachs Group Inc/The	11,875	5,421
Hanover Insurance Group Inc/The	1,093	144
Hartford Financial Services Group Inc/The	11,410	1,180
Houlihan Lokey Inc, Cl A	2,100	284
Huntington Bancshares Inc/OH	56,782	790
Interactive Brokers Group Inc, Cl A	4,100	515
Intercontinental Exchange Inc	20,900	2,799
Invesco Ltd	12,000	189
Jack Henry & Associates Inc	2,900	478
Janus Henderson Group PLC	5,400	181
Jefferies Financial Group Inc	7,506	349
JPMorgan Chase & Co	107,570	21,797
Kemper Corp	2,400	144
KeyCorp	36,751	528
Kinsale Capital Group Inc	900	345
KKR & Co Inc	24,400	2,509
Lazard Inc, Cl A	3,800	153
Lincoln National Corp	6,388	211
Loews Corp	7,236	556

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
LPL Financial Holdings Inc	2,900	$830
M&T Bank Corp	5,957	903
Markel Group Inc *	517	849
MarketAxess Holdings Inc	1,500	298
Marsh & McLennan Cos Inc	18,265	3,791
Mastercard Inc, Cl A	30,900	13,814
MetLife Inc	22,809	1,651
MGIC Investment Corp	10,600	223
Moody's Corp	5,827	2,313
Morgan Stanley	43,814	4,287
Morningstar Inc	1,000	288
MSCI Inc, Cl A	2,800	1,386
Nasdaq Inc	12,930	763
NCR Atleos Corp *	3,294	92
New York Community Bancorp Inc	29,972	99
Northern Trust Corp	7,505	632
NU Holdings Ltd/Cayman Islands, Cl A *	84,100	999
Old Republic International Corp	9,290	295
OneMain Holdings Inc, Cl A	4,600	226
PayPal Holdings Inc *	39,611	2,495
Pinnacle Financial Partners Inc	3,000	239
PNC Financial Services Group Inc/The	14,622	2,301
Popular Inc	2,853	254
Primerica Inc	1,400	316
Principal Financial Group Inc	9,308	764
Progressive Corp/The	21,980	4,642
Prosperity Bancshares Inc	3,300	206
Prudential Financial Inc	13,963	1,680
Raymond James Financial Inc	7,431	912
Regions Financial Corp	34,987	677
Reinsurance Group of America Inc, Cl A	2,699	566
RenaissanceRe Holdings Ltd	2,100	478
Rithm Capital Corp ‡	15,500	174
RLI Corp	1,700	248
Robinhood Markets Inc, Cl A *	25,100	525
Rocket Cos Inc, Cl A *	4,300	60
Ryan Specialty Holdings Inc, Cl A	3,800	211
S&P Global Inc	11,876	5,077
SEI Investments Co †	3,442	233
Shift4 Payments Inc, Cl A *	2,400	161
SLM Corp	8,731	187
SoFi Technologies Inc *	32,100	221
Starwood Property Trust Inc ‡	12,800	249
State Street Corp	11,279	853
Stifel Financial Corp	3,700	300
Synchrony Financial	16,018	702
Synovus Financial Corp	5,696	226
T Rowe Price Group Inc	7,930	934
TFS Financial Corp	2,500	33
Toast Inc, Cl A *	15,000	363
TPG Inc, Cl A	2,700	113
Tradeweb Markets Inc, Cl A	4,500	491
Travelers Cos Inc/The	8,375	1,806

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Truist Financial Corp	48,763	$1,841
Unum Group	7,905	426
US Bancorp	57,197	2,319
UWM Holdings Corp	2,300	17
Virtu Financial Inc, Cl A	4,500	99
Visa Inc, Cl A	59,400	16,184
Voya Financial Inc	3,300	250
W R Berkley Corp	7,381	598
Webster Financial Corp	6,946	307
Wells Fargo & Co	133,766	8,015
Western Alliance Bancorp	4,300	271
Western Union Co/The	11,528	148
WEX Inc *	1,500	281
White Mountains Insurance Group Ltd	79	143
Willis Towers Watson PLC	3,962	1,011
Wintrust Financial Corp	2,400	237
XP Inc, Cl A	12,400	235
Zions Bancorp NA	5,602	242

		244,478
Health Care — 11.6%
10X Genomics Inc, Cl A *	4,400	99
Abbott Laboratories	64,237	6,564
AbbVie Inc	65,601	10,577
Acadia Healthcare Co Inc *	3,500	241
Agilent Technologies Inc	10,664	1,391
agilon health Inc *	8,800	55
Align Technology Inc *	3,000	772
Alnylam Pharmaceuticals Inc *	4,800	712
Amedisys Inc *	1,200	109
Amgen Inc	19,858	6,074
Apellis Pharmaceuticals Inc *	4,200	165
Avantor Inc *	26,600	641
Azenta Inc *	1,800	91
Baxter International Inc	19,915	679
Becton Dickinson & Co	10,770	2,498
Biogen Inc *	5,500	1,237
BioMarin Pharmaceutical Inc *	7,400	555
Bio-Rad Laboratories Inc, Cl A *	800	229
Bio-Techne Corp	5,964	460
Boston Scientific Corp *	54,839	4,144
Bristol-Myers Squibb Co	76,119	3,128
Bruker Corp	3,500	229
Cardinal Health Inc	9,529	946
Catalent Inc *	6,300	339
Cencora Inc	6,124	1,387
Centene Corp *	19,358	1,386
Certara Inc *	5,700	97
Charles River Laboratories International Inc *	1,943	405
Chemed Corp	600	333
Cigna Group/The	10,802	3,723
Cooper Cos Inc/The	7,616	718
CVS Health Corp	47,799	2,849

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Danaher Corp	24,402	$6,266
DaVita Inc *	2,285	336
DENTSPLY SIRONA Inc	7,066	198
Dexcom Inc *	14,100	1,675
Doximity Inc, Cl A *	3,700	103
Edwards Lifesciences Corp *	22,184	1,928
Elanco Animal Health Inc *	19,437	344
Elevance Health Inc	8,931	4,809
Eli Lilly & Co	31,571	25,899
Encompass Health Corp	3,800	328
Enovis Corp *	2,166	109
Envista Holdings Corp *	4,500	87
Exact Sciences Corp *	6,600	300
Exelixis Inc *	10,500	228
Fortrea Holdings Inc *	3,890	99
GE HealthCare Technologies Inc	15,056	1,174
Gilead Sciences Inc	46,134	2,965
Globus Medical Inc, Cl A *	4,000	268
HCA Healthcare Inc	7,300	2,480
Henry Schein Inc *	4,568	317
Hologic Inc *	9,000	664
Humana Inc	4,475	1,603
ICON PLC ADR *	2,900	942
ICU Medical Inc *	1,000	106
IDEXX Laboratories Inc *	3,004	1,493
Illumina Inc *	6,105	637
Incyte Corp *	7,600	439
Inspire Medical Systems Inc *	1,200	191
Insulet Corp *	2,700	478
Integra LifeSciences Holdings Corp *	2,500	77
Intuitive Surgical Inc *	13,115	5,274
Ionis Pharmaceuticals Inc *	5,900	222
IQVIA Holdings Inc *	6,613	1,449
Jazz Pharmaceuticals PLC *	2,300	242
Johnson & Johnson	89,700	13,156
Labcorp Holdings Inc	3,290	641
Maravai LifeSciences Holdings Inc, Cl A *	5,700	49
Masimo Corp *	1,700	212
McKesson Corp	4,870	2,774
Medpace Holdings Inc *	900	348
Medtronic PLC	49,726	4,046
Merck & Co Inc	94,543	11,869
Mettler-Toledo International Inc *	749	1,052
Moderna Inc *	12,200	1,739
Molina Healthcare Inc *	2,300	724
Natera Inc *	4,300	458
Neurocrine Biosciences Inc *	3,900	528
Novocure Ltd *	4,100	90
Organon & Co	9,754	208
Penumbra Inc *	1,400	265
Perrigo Co PLC	7,800	215
Pfizer Inc	209,622	6,008
Premier Inc, Cl A	4,400	83

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
QIAGEN NV	8,717	$377
Quest Diagnostics Inc	4,444	631
QuidelOrtho Corp *	1,900	84
R1 RCM Inc *	6,500	84
Regeneron Pharmaceuticals Inc *	3,742	3,668
Repligen Corp *	2,300	343
ResMed Inc	5,212	1,075
Revvity Inc	4,934	539
Roivant Sciences Ltd *	10,300	107
Royalty Pharma PLC, Cl A	13,200	362
Sarepta Therapeutics Inc *	3,400	442
Shockwave Medical Inc *	1,400	469
Solventum Corp *	5,415	321
Sotera Health Co *	4,500	50
STERIS PLC	3,800	847
Stryker Corp	13,304	4,538
Tandem Diabetes Care Inc *	3,300	169
Teladoc Health Inc *	7,853	88
Teleflex Inc	1,840	385
Tenet Healthcare Corp *	3,500	473
Thermo Fisher Scientific Inc	14,325	8,136
Ultragenyx Pharmaceutical Inc *	3,500	140
United Therapeutics Corp *	1,700	468
UnitedHealth Group Inc	34,620	17,150
Universal Health Services Inc, Cl B	2,276	432
Veeva Systems Inc, Cl A *	5,200	906
Vertex Pharmaceuticals Inc *	9,600	4,371
Viatris Inc	43,922	466
Waters Corp *	2,273	702
West Pharmaceutical Services Inc	2,900	961
Zimmer Biomet Holdings Inc	7,525	866
Zoetis Inc, Cl A	17,044	2,890

		213,568
Industrials — 9.2%
3M Co	20,162	2,019
A O Smith Corp	4,800	401
Acuity Brands Inc	1,200	312
Advanced Drainage Systems Inc	2,600	451
AECOM	5,416	473
AGCO Corp	2,400	258
Air Lease Corp, Cl A	4,100	195
Alaska Air Group Inc *	4,900	206
Allegion plc	3,466	422
Allison Transmission Holdings Inc	3,500	265
American Airlines Group Inc *	24,600	283
AMETEK Inc	8,328	1,412
Armstrong World Industries Inc	1,700	197
Automatic Data Processing Inc	15,492	3,794
Avis Budget Group Inc	700	80
Axon Enterprise Inc *	2,500	704
AZEK Co Inc/The, Cl A *	6,100	293
Boeing Co/The *	21,193	3,764
Booz Allen Hamilton Holding Corp, Cl A	4,500	685

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Broadridge Financial Solutions Inc	4,573	$918
Builders FirstSource Inc *	4,700	756
BWX Technologies Inc	3,150	290
CACI International Inc, Cl A *	836	355
Carlisle Cos Inc	1,866	781
Carrier Global Corp	30,578	1,932
Caterpillar Inc	18,947	6,414
CH Robinson Worldwide Inc	4,048	350
ChargePoint Holdings Inc *	14,500	24
Cintas Corp	3,157	2,140
Clarivate PLC *	17,400	99
Clean Harbors Inc *	2,000	433
CNH Industrial NV	35,200	372
Concentrix Corp	1,600	98
Copart Inc *	31,344	1,663
Core & Main Inc, Cl A *	6,500	374
Crane Co	1,800	268
CSX Corp	72,588	2,450
Cummins Inc	5,248	1,479
Curtiss-Wright Corp	1,500	424
Dayforce Inc *	5,900	292
Deere & Co	9,619	3,605
Delta Air Lines Inc	23,200	1,184
Donaldson Co Inc	4,744	350
Dover Corp	5,457	1,003
Driven Brands Holdings Inc *	2,400	28
Dun & Bradstreet Holdings Inc	8,900	85
Eaton Corp PLC	14,716	4,898
EMCOR Group Inc	1,800	700
Emerson Electric Co	21,010	2,356
Equifax Inc	4,656	1,077
Esab Corp	2,166	223
Expeditors International of Washington Inc	5,448	659
Fastenal Co	20,748	1,369
FedEx Corp	8,544	2,170
Ferguson PLC	7,400	1,522
Flowserve Corp	5,200	258
Fortive Corp	12,653	942
Fortune Brands Innovations Inc	5,020	352
FTI Consulting Inc *	1,100	236
Gates Industrial Corp PLC *	4,900	85
GE Vernova Inc *	9,942	1,749
Generac Holdings Inc *	2,000	294
General Dynamics Corp	8,972	2,690
General Electric Co	40,270	6,650
Genpact Ltd	6,800	225
Graco Inc	6,272	506
GXO Logistics Inc *	5,000	251
Hayward Holdings Inc *	5,500	80
HEICO Corp	1,810	401
HEICO Corp, Cl A	3,121	548
Hertz Global Holdings Inc *	5,400	24
Hexcel Corp	3,300	227

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Honeywell International Inc	24,990	$5,053
Howmet Aerospace Inc	13,767	1,165
Hubbell Inc, Cl B	2,092	814
Huntington Ingalls Industries Inc	1,537	389
IDEX Corp	2,993	624
Illinois Tool Works Inc	10,980	2,665
Ingersoll Rand Inc	14,665	1,365
ITT Inc	3,151	419
Jacobs Solutions Inc	4,684	653
JB Hunt Transport Services Inc	3,052	491
Johnson Controls International PLC	24,866	1,788
KBR Inc	5,500	361
Kirby Corp *	2,400	298
Knight-Swift Transportation Holdings Inc, Cl A	6,400	309
L3Harris Technologies Inc	6,934	1,559
Landstar System Inc	1,365	248
Leidos Holdings Inc	5,373	790
Lennox International Inc	1,220	613
Lincoln Electric Holdings Inc	2,200	432
Lockheed Martin Corp	8,073	3,797
Lyft Inc, Cl A *	14,900	233
ManpowerGroup Inc	1,484	111
Masco Corp	8,879	621
MasTec Inc *	2,500	281
MDU Resources Group Inc	8,721	220
Mercury Systems Inc *	2,800	87
Middleby Corp/The *	2,100	271
MSA Safety Inc	1,500	270
MSC Industrial Direct Co Inc, Cl A	1,820	156
Nordson Corp	2,100	493
Norfolk Southern Corp	8,295	1,865
Northrop Grumman Corp	5,178	2,334
nVent Electric PLC	6,473	527
Old Dominion Freight Line Inc	7,600	1,332
Oshkosh Corp	2,259	257
Otis Worldwide Corp	15,039	1,492
Owens Corning	3,500	634
PACCAR Inc	18,744	2,015
Parker-Hannifin Corp	4,704	2,500
Paychex Inc	11,707	1,407
Paycom Software Inc	1,900	276
Paycor HCM Inc *	1,700	21
Paylocity Holding Corp *	1,700	242
Pentair PLC	6,373	519
Plug Power Inc *	21,700	72
Quanta Services Inc	5,267	1,453
RB Global Inc	7,210	524
RBC Bearings Inc *	1,200	354
Regal Rexnord Corp	2,576	385
Republic Services Inc, Cl A	7,542	1,397
Robert Half Inc	4,076	262
Rockwell Automation Inc	4,104	1,057

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Rollins Inc	10,037	$459
RTX Corp	53,362	5,753
Ryder System Inc	1,706	207
Saia Inc *	1,000	409
Schneider National Inc, Cl B	3,000	67
Science Applications International Corp	2,100	283
Sensata Technologies Holding PLC	5,100	211
SiteOne Landscape Supply Inc *	1,500	232
Snap-on Inc	2,091	571
Southwest Airlines Co	22,320	599
Spirit AeroSystems Holdings Inc, Cl A *	4,400	133
SS&C Technologies Holdings Inc	8,000	496
Stanley Black & Decker Inc	5,593	488
Stericycle Inc *	3,626	187
Sunrun Inc *	7,400	107
Tetra Tech Inc	2,200	461
Textron Inc	7,222	633
Timken Co/The	2,669	232
Toro Co/The	4,040	324
Trane Technologies PLC	8,400	2,751
TransDigm Group Inc	1,993	2,677
TransUnion	7,400	532
Trex Co Inc *	4,300	372
Uber Technologies Inc *	74,000	4,777
U-Haul Holding Co *	400	25
U-Haul Holding Co, Cl B	3,600	219
Union Pacific Corp	22,932	5,339
United Airlines Holdings Inc *	12,600	668
United Parcel Service Inc, Cl B	27,141	3,771
United Rentals Inc	2,600	1,740
Valmont Industries Inc	900	226
Veralto Corp	8,467	835
Verisk Analytics Inc, Cl A	5,200	1,314
Vertiv Holdings Co, Cl A	12,500	1,226
Vestis Corp	5,150	63
Waste Management Inc	14,994	3,160
Watsco Inc	1,300	617
WESCO International Inc	1,800	323
Westinghouse Air Brake Technologies Corp	6,737	1,140
WillScot Mobile Mini Holdings Corp, Cl A *	6,700	264
Woodward Inc	2,500	466
WW Grainger Inc	1,687	1,555
XPO Inc *	4,500	481
Xylem Inc/NY	9,002	1,269

		170,036
Information Technology — 28.4%
Accenture PLC, Cl A	23,500	6,634
Adobe Inc *	16,802	7,473
Advanced Micro Devices Inc *	59,613	9,949
Akamai Technologies Inc *	5,918	546
Allegro MicroSystems Inc *	2,100	63
Amdocs Ltd	4,200	332
Amphenol Corp, Cl A	21,468	2,842

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Analog Devices Inc	18,603	$4,362
ANSYS Inc *	3,300	1,048
Apple Inc	544,163	104,615
Applied Materials Inc	31,055	6,679
AppLovin Corp, Cl A *	7,300	595
Arista Networks Inc *	9,200	2,738
Arrow Electronics Inc *	2,089	274
Aspen Technology Inc *	970	204
Atlassian Corp, Cl A *	5,600	878
Autodesk Inc *	7,837	1,580
Avnet Inc	3,610	197
Bentley Systems Inc, Cl B	7,400	372
BILL Holdings Inc *	3,700	193
Broadcom Inc	16,028	21,294
Cadence Design Systems Inc *	9,963	2,853
CCC Intelligent Solutions Holdings Inc *	13,500	151
CDW Corp/DE	4,900	1,096
Ciena Corp *	6,100	294
Cirrus Logic Inc *	2,100	241
Cisco Systems Inc	150,527	7,000
Cloudflare Inc, Cl A *	11,600	785
Cognex Corp	5,800	264
Cognizant Technology Solutions Corp, Cl A	18,176	1,202
Coherent Corp *	5,283	301
Confluent Inc, Cl A *	7,800	203
Corning Inc	27,358	1,019
Crane NXT Co	2,100	133
Crowdstrike Holdings Inc, Cl A *	7,900	2,478
Datadog Inc, Cl A *	10,100	1,113
DocuSign Inc, Cl A *	7,200	394
Dolby Laboratories Inc, Cl A	1,943	157
DoubleVerify Holdings Inc *	4,800	87
Dropbox Inc, Cl A *	8,300	187
DXC Technology Co *	6,636	103
Dynatrace Inc *	10,200	466
Elastic NV *	3,200	333
Enphase Energy Inc *	4,900	627
Entegris Inc	5,800	733
EPAM Systems Inc *	2,200	391
F5 Inc *	2,331	394
Fair Isaac Corp *	900	1,161
First Solar Inc *	3,900	1,060
Five9 Inc *	2,200	103
Fortinet Inc *	23,400	1,388
Gartner Inc *	2,910	1,221
Gen Digital Inc	19,148	475
Gitlab Inc, Cl A *	3,600	170
GLOBALFOUNDRIES Inc *	2,700	132
Globant SA *	1,700	274
GoDaddy Inc, Cl A *	5,600	782
Guidewire Software Inc *	3,100	353
HashiCorp Inc, Cl A *	3,900	131
Hewlett Packard Enterprise Co	48,970	864

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
HP Inc	33,070	$1,207
HubSpot Inc *	1,800	1,100
Informatica Inc, Cl A *	1,700	49
Intel Corp	158,758	4,898
International Business Machines Corp	34,201	5,706
Intuit Inc	10,152	5,852
IPG Photonics Corp *	800	69
Jabil Inc	4,674	556
Juniper Networks Inc	13,025	465
Keysight Technologies Inc *	6,832	946
KLA Corp	5,049	3,835
Kyndryl Holdings Inc *	9,059	241
Lam Research Corp	4,952	4,617
Lattice Semiconductor Corp *	5,200	386
Littelfuse Inc	1,000	257
Lumentum Holdings Inc *	2,700	117
Manhattan Associates Inc *	2,400	527
Marvell Technology Inc	31,438	2,163
Microchip Technology Inc	19,530	1,899
Micron Technology Inc	41,116	5,140
Microsoft Corp	277,716	115,288
MKS Instruments Inc	2,300	291
MongoDB Inc, Cl A *	2,400	567
Monolithic Power Systems Inc	1,702	1,252
Motorola Solutions Inc	6,014	2,195
nCino Inc *	2,900	89
NCR Voyix Corp *	6,589	87
NetApp Inc	7,355	886
Nutanix Inc, Cl A *	9,600	531
NVIDIA Corp	88,624	97,161
Okta Inc, Cl A *	6,000	532
ON Semiconductor Corp *	15,600	1,139
Oracle Corp	57,320	6,717
Palantir Technologies Inc, Cl A *	70,200	1,522
Palo Alto Networks Inc *	11,262	3,321
Pegasystems Inc	2,100	121
Procore Technologies Inc *	3,100	208
PTC Inc *	4,500	793
Pure Storage Inc, Cl A *	11,400	687
Qorvo Inc *	3,500	344
QUALCOMM Inc	41,459	8,460
RingCentral Inc, Cl A *	3,100	106
Roper Technologies Inc	3,900	2,078
Salesforce Inc	34,818	8,163
SentinelOne Inc, Cl A *	10,200	172
ServiceNow Inc *	7,500	4,927
Skyworks Solutions Inc	6,300	584
Smartsheet Inc, Cl A *	4,100	152
Snowflake Inc, Cl A *	11,500	1,566
Synopsys Inc *	5,582	3,130
TD SYNNEX Corp	2,500	327
Teledyne Technologies Inc *	1,667	662
Teradata Corp *	2,989	97

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Teradyne Inc	6,063	$855
Texas Instruments Inc	33,708	6,573
Trimble Inc *	9,728	542
Twilio Inc, Cl A *	6,800	390
Tyler Technologies Inc *	1,600	769
Ubiquiti Inc	300	43
UiPath Inc, Cl A *	15,800	194
Unity Software Inc *	12,200	223
Universal Display Corp	1,800	316
VeriSign Inc *	3,385	590
Viasat Inc *	3,600	61
Vontier Corp	5,901	236
Western Digital Corp *	11,596	873
Wolfspeed Inc *	5,000	129
Workday Inc, Cl A *	7,300	1,544
Zebra Technologies Corp, Cl A *	2,025	632
Zoom Video Communications Inc, Cl A *	10,200	626
Zscaler Inc *	3,300	561

		523,329
Materials — 2.5%
Air Products and Chemicals Inc	8,094	2,159
Albemarle Corp	4,473	548
Alcoa Corp	7,100	314
Amcor PLC	56,900	579
AptarGroup Inc	2,600	384
Ardagh Metal Packaging SA	10,100	40
Ashland Inc	2,176	218
Avery Dennison Corp	3,010	685
Axalta Coating Systems Ltd *	7,400	263
Ball Corp	12,200	847
Berry Global Group Inc	3,900	234
Celanese Corp, Cl A	3,883	590
CF Industries Holdings Inc	7,230	576
Chemours Co/The	4,300	107
Cleveland-Cliffs Inc *	19,700	340
Corteva Inc	27,076	1,515
Crown Holdings Inc	4,451	375
Dow Inc	25,776	1,486
DuPont de Nemours Inc	16,309	1,340
Eagle Materials Inc	1,200	279
Eastman Chemical Co	4,528	459
Ecolab Inc	9,155	2,126
Element Solutions Inc	8,900	214
FMC Corp	4,420	269
Freeport-McMoRan Inc, Cl B	52,624	2,775
Ginkgo Bioworks Holdings Inc *	51,000	27
Graphic Packaging Holding Co	12,000	340
Huntsman Corp	6,029	150
International Flavors & Fragrances Inc	9,152	880
International Paper Co	13,655	616
Linde PLC	18,000	7,839
Louisiana-Pacific Corp	2,600	238
LyondellBasell Industries NV, Cl A	9,860	980

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Martin Marietta Materials Inc	2,363	$1,352
Mosaic Co/The	12,878	398
MP Materials Corp *	5,300	86
NewMarket Corp	200	107
Newmont Corp	42,133	1,767
Nucor Corp	8,990	1,518
Olin Corp	4,000	215
Packaging Corp of America	3,499	642
PPG Industries Inc	8,465	1,112
Reliance Inc	2,200	662
Royal Gold Inc	2,600	333
RPM International Inc	4,969	557
Scotts Miracle-Gro Co/The, Cl A	1,606	112
Sealed Air Corp	6,268	244
Sherwin-Williams Co/The	8,711	2,646
Silgan Holdings Inc	2,308	109
Sonoco Products Co	4,146	254
Southern Copper Corp	3,403	404
SSR Mining Inc	3,800	20
Steel Dynamics Inc	6,000	803
United States Steel Corp	7,600	292
Vulcan Materials Co	4,757	1,217
Westlake Corp	1,300	209
Westrock Co	10,045	539

		45,390
Real Estate — 2.4%
Agree Realty Corp ‡	3,800	231
Alexandria Real Estate Equities Inc ‡	6,800	809
American Homes 4 Rent, Cl A ‡	13,200	476
American Tower Corp, Cl A ‡	17,312	3,389
Americold Realty Trust Inc ‡	11,600	309
Apartment Income REIT Corp ‡	5,605	217
AvalonBay Communities Inc ‡	5,541	1,068
Boston Properties Inc ‡	5,584	339
Brixmor Property Group Inc ‡	11,900	268
Camden Property Trust ‡	4,147	426
CBRE Group Inc, Cl A *	10,917	961
CoStar Group Inc *	14,600	1,141
Cousins Properties Inc ‡	4,300	99
Crown Castle Inc ‡	15,696	1,609
CubeSmart ‡	9,000	381
Digital Realty Trust Inc ‡	11,896	1,729
EastGroup Properties Inc ‡	1,600	264
EPR Properties ‡	2,800	115
Equinix Inc ‡	3,463	2,642
Equity LifeStyle Properties Inc ‡	6,400	402
Equity Residential ‡	14,177	922
Essex Property Trust Inc ‡	2,363	614
Extra Space Storage Inc ‡	7,998	1,158
Federal Realty Investment Trust ‡	3,096	313
First Industrial Realty Trust Inc ‡	4,600	217
Gaming and Leisure Properties Inc ‡	9,835	442
Healthcare Realty Trust Inc, Cl A ‡	15,700	255

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Healthpeak Properties Inc ‡	27,874	$555
Highwoods Properties Inc ‡	3,900	101
Host Hotels & Resorts Inc ‡	27,640	496
Howard Hughes Holdings Inc *	1,073	71
Invitation Homes Inc ‡	23,600	821
Iron Mountain Inc ‡	11,403	920
Jones Lang LaSalle Inc *	1,900	384
Kilroy Realty Corp ‡	4,600	154
Kimco Realty Corp ‡	25,071	485
Lamar Advertising Co, Cl A ‡	3,440	406
Medical Properties Trust Inc ‡	17,800	95
Mid-America Apartment Communities Inc ‡	4,250	568
National Storage Affiliates Trust ‡	2,200	81
NET Lease Office Properties ‡	578	14
NNN REIT Inc ‡	7,500	313
Omega Healthcare Investors Inc ‡	10,400	336
Park Hotels & Resorts Inc ‡	8,288	131
Prologis Inc ‡	34,503	3,812
Public Storage ‡	5,668	1,552
Rayonier Inc ‡	4,604	138
Realty Income Corp ‡	30,354	1,611
Regency Centers Corp ‡	7,258	446
Rexford Industrial Realty Inc ‡	7,800	354
SBA Communications Corp, Cl A ‡	4,132	813
Simon Property Group Inc ‡	11,881	1,798
STAG Industrial Inc ‡	7,600	266
Sun Communities Inc ‡	4,600	543
UDR Inc ‡	12,993	502
Ventas Inc ‡	14,892	748
VICI Properties Inc, Cl A ‡	39,300	1,128
Vornado Realty Trust ‡	7,036	173
Welltower Inc ‡	20,383	2,113
Weyerhaeuser Co ‡	28,846	866
WP Carey Inc ‡	8,600	485
Zillow Group Inc, Cl A *	2,143	86
Zillow Group Inc, Cl C *	6,086	249

		44,410
Utilities — 2.3%
AES Corp/The	24,124	521
Alliant Energy Corp	9,152	471
Ameren Corp	9,790	718
American Electric Power Co Inc	19,250	1,737
American Water Works Co Inc	7,300	955
Atmos Energy Corp	5,991	695
Avangrid Inc	3,094	111
Brookfield Renewable Corp, Cl A	5,000	158
CenterPoint Energy Inc	23,515	717
Clearway Energy Inc, Cl A	1,300	33
Clearway Energy Inc, Cl C	3,500	98
CMS Energy Corp	11,242	708
Consolidated Edison Inc	12,516	1,183
Constellation Energy Corp	11,792	2,562
Dominion Energy Inc	30,470	1,643

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
DTE Energy Co	7,364	$858
Duke Energy Corp	28,416	2,943
Edison International	14,479	1,113
Entergy Corp	8,298	933
Essential Utilities Inc	9,646	364
Evergy Inc	8,049	440
Exelon Corp	36,076	1,355
FirstEnergy Corp	21,527	867
Hawaiian Electric Industries Inc	5,446	60
IDACORP Inc, Cl Rights	2,200	210
National Fuel Gas Co	2,889	165
NextEra Energy Inc	77,192	6,177
NiSource Inc	14,921	434
NRG Energy Inc	8,900	721
OGE Energy Corp	7,636	277
PG&E Corp	74,018	1,372
Pinnacle West Capital Corp	3,892	307
PPL Corp	28,426	834
Public Service Enterprise Group Inc	18,052	1,368
Sempra	23,046	1,775
Southern Co/The	40,203	3,222
UGI Corp	7,925	202
Vistra Corp	12,800	1,268
WEC Energy Group Inc	11,357	920
Xcel Energy Inc	19,881	1,102

		41,597
Total Common Stock
(Cost $367,386) ($ Thousands)		1,796,247

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
5.430% **†(A)	7,420	1

Total Affiliated Partnership
(Cost $7) ($ Thousands)		1

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Institutional Class
5.170%**†	31,355,551	31,356
Total Cash Equivalent
(Cost $31,356) ($ Thousands)		31,356
Total Investments in Securities — 99.2%
(Cost $398,749) ($ Thousands)		$1,827,604

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Large Cap Index Fund (Concluded)

A list of the open futures contracts held by the Fund at May 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	144	Jun-2024	$37,455	$38,128	$673
S&P Mid Cap 400 Index E-MINI	27	Jun-2024	8,029	8,078	49
			$45,484	$46,206	$722

Percentages are based on Net Assets of $1,842,403 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of May 31, 2024 was $1 ($ Thousands).

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,796,247	–	–	1,796,247
Affiliated Partnership	–	1	–	1
Cash Equivalent	31,356	–	–	31,356
Total Investments in Securities	1,827,603	1	–	1,827,604

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	722	–	–	722
Total Other Financial Instruments	722	–	–	722

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2024	Income	Capital Gains
SEI Investments Co	$257	$—	$(80)	$60	$(4)	$233	$4	$—
SEI Liquidity Fund, LP	3,520	31,955	(35,471)	1	(4)	1	96	—
SEI Daily Income Trust, Government Fund, Institutional Class	4,590	464,825	(438,059)	—	—	31,356	1,507	—
Totals	$8,367	$496,780	$(473,610)	$61	$(8)	$31,590	$1,607	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.7%

Communication Services — 9.1%
Alphabet Inc, Cl A *	561,293	$96,823
Alphabet Inc, Cl C *	469,886	81,741
AT&T Inc	680,579	12,400
Charter Communications Inc, Cl A *	9,496	2,726
Comcast Corp, Cl A	377,255	15,102
Electronic Arts Inc	23,411	3,111
Fox Corp	36,194	1,214
Interpublic Group of Cos Inc/The	37,524	1,177
Live Nation Entertainment Inc *	13,383	1,255
Match Group Inc *	25,953	795
Meta Platforms Inc, Cl A	209,596	97,846
Netflix Inc *	41,167	26,414
News Corp	11,200	312
News Corp, Cl A	36,278	986
Omnicom Group Inc	18,764	1,744
Paramount Global, Cl B	45,205	538
Take-Two Interactive Software Inc *	15,233	2,443
T-Mobile US Inc	49,681	8,692
Verizon Communications Inc	400,259	16,471
Walt Disney Co/The	174,680	18,151
Warner Bros Discovery Inc *	210,344	1,733

		391,674
Consumer Discretionary — 9.6%
Airbnb Inc, Cl A *	41,469	6,010
Amazon.com Inc *	870,630	153,614
Aptiv PLC *	26,773	2,229
AutoZone Inc *	1,688	4,676
Bath & Body Works Inc	22,049	1,145
Best Buy Co Inc	18,335	1,555
Booking Holdings Inc	3,337	12,602
BorgWarner Inc	22,427	800
Caesars Entertainment Inc *	20,566	731
CarMax Inc *	15,484	1,088
Carnival Corp, Cl A *	95,428	1,439
Chipotle Mexican Grill Inc, Cl A *	2,582	8,080
Darden Restaurants Inc	11,496	1,729
Deckers Outdoor Corp *	2,400	2,625
Domino's Pizza Inc	3,336	1,697
DR Horton Inc	28,349	4,190
eBay Inc	49,910	2,706
Etsy Inc *	11,238	713
Expedia Group Inc *	12,515	1,412
Ford Motor Co	371,087	4,501
Garmin Ltd	14,716	2,411
General Motors Co	109,821	4,941
Genuine Parts Co	13,511	1,948
Hasbro Inc	12,320	737
Hilton Worldwide Holdings Inc	23,995	4,813
Home Depot Inc/The	94,774	31,737
Las Vegas Sands Corp	35,020	1,577
Lennar Corp, Cl A	23,457	3,761

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
LKQ Corp	26,226	$1,129
Lowe's Cos Inc	54,701	12,105
Lululemon Athletica Inc *	10,873	3,392
Marriott International Inc/MD, Cl A	23,507	5,434
McDonald's Corp	69,026	17,870
MGM Resorts International *	26,800	1,077
Mohawk Industries Inc *	5,200	634
NIKE Inc, Cl B	115,875	11,014
Norwegian Cruise Line Holdings Ltd *	40,024	664
NVR Inc *	302	2,320
O'Reilly Automotive Inc *	5,597	5,391
Pool Corp	3,621	1,316
PulteGroup Inc	20,354	2,388
Ralph Lauren Corp, Cl A	3,830	716
Ross Stores Inc	32,026	4,476
Royal Caribbean Cruises Ltd *	22,696	3,352
Starbucks Corp	107,722	8,642
Tapestry Inc	21,932	954
Tesla Inc *	263,848	46,986
TJX Cos Inc/The	108,473	11,184
Tractor Supply Co	10,359	2,955
Ulta Beauty Inc *	4,690	1,853
Wynn Resorts Ltd	9,332	885
Yum! Brands Inc	26,714	3,671

		415,875
Consumer Staples — 5.9%
Altria Group Inc	167,783	7,760
Archer-Daniels-Midland Co	51,267	3,201
Brown-Forman Corp, Cl B	17,648	809
Bunge Global SA	13,727	1,477
Campbell Soup Co	18,512	822
Church & Dwight Co Inc	23,675	2,534
Clorox Co/The	11,870	1,562
Coca-Cola Co/The	370,528	23,317
Colgate-Palmolive Co	78,363	7,285
Conagra Brands Inc	45,250	1,352
Constellation Brands Inc, Cl A	15,283	3,824
Costco Wholesale Corp	42,280	34,242
Dollar General Corp	21,148	2,895
Dollar Tree Inc *	19,886	2,346
Estee Lauder Cos Inc/The, Cl A	22,448	2,769
General Mills Inc	53,923	3,707
Hershey Co/The	14,393	2,847
Hormel Foods Corp	27,660	857
J M Smucker Co/The	10,358	1,156
Kellanova	24,935	1,505
Kenvue Inc	181,906	3,511
Keurig Dr Pepper Inc	98,957	3,389
Kimberly-Clark Corp	32,056	4,273
Kraft Heinz Co/The	76,615	2,710
Kroger Co/The	63,682	3,335
Lamb Weston Holdings Inc	13,691	1,209
McCormick & Co Inc/MD	23,873	1,724

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Molson Coors Beverage Co, Cl B	18,170	$996
Mondelez International Inc, Cl A	128,102	8,779
Monster Beverage Corp *	70,181	3,644
PepsiCo Inc	130,866	22,627
Philip Morris International Inc	147,763	14,980
Procter & Gamble Co/The	224,112	36,875
Sysco Corp	47,310	3,445
Target Corp	43,892	6,854
Tyson Foods Inc, Cl A	27,113	1,552
Walgreens Boots Alliance Inc	67,685	1,098
Walmart Inc	407,611	26,805

		254,073
Energy — 3.8%
APA Corp	35,191	1,074
Baker Hughes Co, Cl A	96,299	3,224
Chevron Corp	165,161	26,806
ConocoPhillips	112,165	13,065
Coterra Energy Inc, Cl A	72,248	2,061
Devon Energy Corp	61,646	3,026
Diamondback Energy Inc	17,043	3,396
EOG Resources Inc	55,512	6,914
EQT Corp	38,996	1,602
Exxon Mobil Corp	429,905	50,411
Halliburton Co	85,629	3,143
Hess Corp	26,122	4,025
Kinder Morgan Inc	183,726	3,581
Marathon Oil Corp	55,425	1,605
Marathon Petroleum Corp	34,989	6,179
Occidental Petroleum Corp	62,531	3,908
ONEOK Inc	55,352	4,484
Phillips 66	40,897	5,812
Schlumberger NV	135,799	6,232
Targa Resources Corp	21,403	2,530
Valero Energy Corp	32,411	5,093
Williams Cos Inc/The	115,713	4,803

		162,974
Financials — 12.6%
Aflac Inc	50,006	4,494
Allstate Corp/The	24,927	4,176
American Express Co	54,458	13,070
American International Group Inc	66,764	5,262
Ameriprise Financial Inc	9,558	4,173
Aon PLC, Cl A	18,995	5,350
Arch Capital Group Ltd *	35,228	3,616
Arthur J Gallagher & Co	20,585	5,215
Assurant Inc	5,031	873
Bank of America Corp	655,610	26,218
Bank of New York Mellon Corp/The	72,159	4,301
Berkshire Hathaway Inc, Cl B *	173,332	71,829
BlackRock Inc, Cl A	13,275	10,249
Blackstone Inc	68,426	8,245
Brown & Brown Inc	22,445	2,009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Capital One Financial Corp	36,205	$4,983
Cboe Global Markets Inc	10,000	1,730
Charles Schwab Corp/The	141,656	10,381
Chubb Ltd	38,556	10,442
Cincinnati Financial Corp	15,105	1,776
Citigroup Inc	181,105	11,285
Citizens Financial Group Inc	44,160	1,558
CME Group Inc, Cl A	34,291	6,960
Comerica Inc	12,368	634
Corpay Inc *	6,919	1,852
Discover Financial Services	24,048	2,950
Everest Group Ltd	4,099	1,602
Eversource Energy	33,510	1,985
FactSet Research Systems Inc	3,651	1,476
Fidelity National Information Services Inc	56,359	4,277
Fifth Third Bancorp	65,433	2,449
Fiserv Inc *	57,139	8,557
Franklin Resources Inc	28,577	674
Global Payments Inc	24,995	2,546
Globe Life Inc	8,082	669
Goldman Sachs Group Inc/The	31,057	14,178
Hartford Financial Services Group Inc/The	28,688	2,968
Huntington Bancshares Inc/OH	137,388	1,912
Intercontinental Exchange Inc	54,519	7,300
Invesco Ltd	42,270	664
Jack Henry & Associates Inc	6,882	1,133
JPMorgan Chase & Co	275,354	55,795
KeyCorp	88,606	1,273
Loews Corp	17,257	1,325
M&T Bank Corp	15,923	2,414
MarketAxess Holdings Inc	3,542	705
Marsh & McLennan Cos Inc	46,781	9,711
Mastercard Inc, Cl A	78,541	35,113
MetLife Inc	58,326	4,221
Moody's Corp	14,953	5,936
Morgan Stanley	119,209	11,663
MSCI Inc, Cl A	7,517	3,722
Nasdaq Inc	36,006	2,125
Northern Trust Corp	19,687	1,658
PayPal Holdings Inc *	101,988	6,424
PNC Financial Services Group Inc/The	37,879	5,962
Principal Financial Group Inc	20,834	1,709
Progressive Corp/The	55,704	11,764
Prudential Financial Inc	34,294	4,127
Raymond James Financial Inc	18,049	2,216
Regions Financial Corp	88,678	1,716
S&P Global Inc	30,543	13,057
State Street Corp	28,980	2,191
Synchrony Financial	39,046	1,710
T Rowe Price Group Inc	21,553	2,540
Travelers Cos Inc/The	21,652	4,670
Truist Financial Corp	126,791	4,786
US Bancorp	148,129	6,007

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Visa Inc, Cl A	150,580	$41,027
W R Berkley Corp	19,250	1,560
Wells Fargo & Co	342,630	20,530
Willis Towers Watson PLC	9,867	2,519

		546,197
Health Care — 11.7%
Abbott Laboratories	165,309	16,893
AbbVie Inc	168,168	27,115
Agilent Technologies Inc	28,159	3,672
Align Technology Inc *	6,820	1,754
Amgen Inc	50,950	15,583
Baxter International Inc	48,726	1,661
Becton Dickinson & Co	27,508	6,381
Biogen Inc *	13,888	3,124
Bio-Rad Laboratories Inc, Cl A *	1,922	551
Bio-Techne Corp	15,331	1,183
Boston Scientific Corp *	139,425	10,536
Bristol-Myers Squibb Co	193,658	7,957
Cardinal Health Inc	23,384	2,321
Catalent Inc *	17,274	929
Cencora Inc	15,899	3,602
Centene Corp *	50,751	3,633
Charles River Laboratories International Inc *	5,000	1,042
Cigna Group/The	27,862	9,602
Cooper Cos Inc/The	18,880	1,781
CVS Health Corp	119,696	7,134
Danaher Corp	62,564	16,067
DaVita Inc *	5,060	745
Dexcom Inc *	36,666	4,355
Edwards Lifesciences Corp *	57,679	5,012
Elevance Health Inc	22,317	12,017
Eli Lilly & Co	75,932	62,290
GE HealthCare Technologies Inc	40,281	3,142
Gilead Sciences Inc	118,508	7,617
HCA Healthcare Inc	18,878	6,414
Henry Schein Inc *	12,437	862
Hologic Inc *	22,229	1,640
Humana Inc	11,579	4,147
IDEXX Laboratories Inc *	7,923	3,937
Illumina Inc *	15,297	1,595
Incyte Corp *	17,755	1,026
Insulet Corp *	6,678	1,183
Intuitive Surgical Inc *	33,589	13,507
IQVIA Holdings Inc *	17,363	3,804
Johnson & Johnson	229,220	33,620
Labcorp Holdings Inc	8,106	1,580
McKesson Corp	12,488	7,113
Medtronic PLC	126,573	10,299
Merck & Co Inc	241,268	30,289
Mettler-Toledo International Inc *	1,998	2,805
Moderna Inc *	31,525	4,494
Molina Healthcare Inc *	5,610	1,765

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Pfizer Inc	537,563	$15,407
Quest Diagnostics Inc	10,497	1,490
Regeneron Pharmaceuticals Inc *	10,059	9,860
ResMed Inc	14,110	2,911
Revvity Inc	11,709	1,279
Solventum Corp *	13,646	810
STERIS PLC	9,415	2,099
Stryker Corp	32,173	10,974
Teleflex Inc	4,464	933
Thermo Fisher Scientific Inc	36,766	20,882
UnitedHealth Group Inc	88,057	43,621
Universal Health Services Inc, Cl B	5,784	1,098
Vertex Pharmaceuticals Inc *	24,521	11,165
Viatris Inc	113,508	1,203
Waters Corp *	5,594	1,728
West Pharmaceutical Services Inc	7,100	2,353
Zimmer Biomet Holdings Inc	20,084	2,313
Zoetis Inc, Cl A	43,639	7,400

		505,305
Industrials — 8.3%
3M Co	52,587	5,266
A O Smith Corp	11,751	983
Allegion plc	8,399	1,023
American Airlines Group Inc *	61,548	708
AMETEK Inc	21,896	3,713
Automatic Data Processing Inc	39,093	9,575
Axon Enterprise Inc *	6,740	1,898
Boeing Co/The *	54,545	9,688
Broadridge Financial Solutions Inc	11,326	2,274
Builders FirstSource Inc *	11,809	1,899
Carrier Global Corp	79,452	5,021
Caterpillar Inc	48,512	16,422
CH Robinson Worldwide Inc	11,025	952
Cintas Corp	8,176	5,543
Copart Inc *	83,072	4,408
CSX Corp	188,015	6,346
Cummins Inc	12,978	3,656
Dayforce Inc *	14,911	738
Deere & Co	24,750	9,275
Delta Air Lines Inc	61,526	3,139
Dover Corp	13,480	2,478
Eaton Corp PLC	37,976	12,640
Emerson Electric Co	54,390	6,100
Equifax Inc	11,890	2,751
Expeditors International of Washington Inc	13,738	1,661
Fastenal Co	54,423	3,591
FedEx Corp	21,847	5,548
Fortive Corp	33,724	2,510
GE Vernova Inc *	25,906	4,557
Generac Holdings Inc *	5,827	858
General Dynamics Corp	21,560	6,463
General Electric Co	103,627	17,113
Honeywell International Inc	62,727	12,683

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Howmet Aerospace Inc	37,551	$3,179
Hubbell Inc, Cl B	5,136	1,997
Huntington Ingalls Industries Inc	3,827	969
IDEX Corp	7,166	1,495
Illinois Tool Works Inc	25,855	6,276
Ingersoll Rand Inc	38,433	3,576
Jacobs Solutions Inc	11,864	1,653
JB Hunt Transport Services Inc	7,760	1,247
Johnson Controls International plc	64,762	4,657
L3Harris Technologies Inc	18,013	4,050
Leidos Holdings Inc	13,039	1,917
Lockheed Martin Corp	20,483	9,634
Masco Corp	20,857	1,458
Nordson Corp	5,290	1,242
Norfolk Southern Corp	21,523	4,838
Northrop Grumman Corp	13,368	6,026
Old Dominion Freight Line Inc	17,040	2,986
Otis Worldwide Corp	38,486	3,818
PACCAR Inc	49,723	5,345
Parker-Hannifin Corp	12,223	6,497
Paychex Inc	30,389	3,652
Paycom Software Inc	4,672	679
Pentair PLC	16,156	1,315
Quanta Services Inc	13,827	3,815
Republic Services Inc, Cl A	19,631	3,635
Robert Half Inc	10,134	651
Rockwell Automation Inc	11,024	2,839
Rollins Inc	27,458	1,255
RTX Corp	126,356	13,622
Snap-on Inc	5,150	1,405
Southwest Airlines Co	56,527	1,517
Stanley Black & Decker Inc	14,541	1,268
Textron Inc	18,569	1,627
Trane Technologies PLC	21,652	7,090
TransDigm Group Inc	5,307	7,129
Uber Technologies Inc *	195,900	12,647
Union Pacific Corp	58,093	13,525
United Airlines Holdings Inc *	31,047	1,645
United Parcel Service Inc, Cl B	68,815	9,561
United Rentals Inc	6,371	4,265
Veralto Corp	20,821	2,053
Verisk Analytics Inc, Cl A	13,901	3,514
Waste Management Inc	34,854	7,345
Westinghouse Air Brake Technologies Corp	17,061	2,887
WW Grainger Inc	4,178	3,850
Xylem Inc/NY	23,137	3,263

		360,394
Information Technology — 29.9%
Accenture PLC, Cl A	59,719	16,858
Adobe Inc *	43,053	19,148
Advanced Micro Devices Inc *	153,876	25,682
Akamai Technologies Inc *	14,289	1,318
Amphenol Corp, Cl A	57,049	7,552

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Analog Devices Inc	47,213	$11,071
ANSYS Inc *	8,298	2,634
Apple Inc	1,382,651	265,815
Applied Materials Inc	79,197	17,034
Arista Networks Inc *	23,944	7,127
Autodesk Inc *	20,369	4,106
Broadcom Inc	41,895	55,660
Cadence Design Systems Inc *	25,878	7,409
CDW Corp/DE	12,879	2,880
Cisco Systems Inc	386,893	17,991
Cognizant Technology Solutions Corp, Cl A	47,927	3,170
Corning Inc	73,736	2,747
Enphase Energy Inc *	12,842	1,643
EPAM Systems Inc *	5,649	1,005
F5 Inc *	5,752	972
Fair Isaac Corp *	2,405	3,102
First Solar Inc *	10,131	2,753
Fortinet Inc *	60,608	3,595
Gartner Inc *	7,501	3,148
Gen Digital Inc	53,054	1,317
Hewlett Packard Enterprise Co	123,341	2,177
HP Inc	83,757	3,057
Intel Corp	402,465	12,416
International Business Machines Corp	87,061	14,526
Intuit Inc	26,609	15,339
Jabil Inc	12,069	1,435
Juniper Networks Inc	30,823	1,099
Keysight Technologies Inc *	16,800	2,327
KLA Corp	12,879	9,782
Lam Research Corp	12,459	11,617
Microchip Technology Inc	51,344	4,992
Micron Technology Inc	105,105	13,138
Microsoft Corp	707,790	293,825
Monolithic Power Systems Inc	4,557	3,352
Motorola Solutions Inc	15,824	5,774
NetApp Inc	19,765	2,380
NVIDIA Corp	235,278	257,942
NXP Semiconductors NV	24,529	6,674
ON Semiconductor Corp *	41,059	2,999
Oracle Corp	151,757	17,784
Palo Alto Networks Inc *	30,007	8,849
PTC Inc *	11,346	2,000
Qorvo Inc *	9,468	932
QUALCOMM Inc	106,222	21,675
Roper Technologies Inc	10,128	5,396
Salesforce Inc	92,131	21,599
Seagate Technology Holdings PLC	18,520	1,727
ServiceNow Inc *	19,480	12,797
Skyworks Solutions Inc	15,157	1,404
Super Micro Computer Inc *	4,800	3,766
Synopsys Inc *	14,516	8,141
TE Connectivity Ltd	29,403	4,402
Teledyne Technologies Inc *	4,483	1,780

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Teradyne Inc	14,497	$2,043
Texas Instruments Inc	86,562	16,880
Trimble Inc *	23,517	1,309
Tyler Technologies Inc *	4,065	1,953
VeriSign Inc *	8,304	1,448
Western Digital Corp *	31,168	2,347
Zebra Technologies Corp, Cl A *	4,906	1,532

		1,290,352
Materials — 2.3%
Air Products and Chemicals Inc	21,119	5,632
Albemarle Corp	11,096	1,360
Amcor PLC	136,811	1,391
Avery Dennison Corp	7,663	1,744
Ball Corp	30,261	2,101
Celanese Corp, Cl A	9,452	1,437
CF Industries Holdings Inc	18,067	1,440
Corteva Inc	66,737	3,733
Dow Inc	66,799	3,850
DuPont de Nemours Inc	40,892	3,360
Eastman Chemical Co	11,119	1,127
Ecolab Inc	24,124	5,602
FMC Corp	11,747	716
Freeport-McMoRan Inc, Cl B	136,459	7,196
International Flavors & Fragrances Inc	24,477	2,354
International Paper Co	32,775	1,478
Linde PLC	46,152	20,100
LyondellBasell Industries NV, Cl A	24,575	2,443
Martin Marietta Materials Inc	5,865	3,355
Mosaic Co/The	31,230	966
Newmont Corp	109,625	4,598
Nucor Corp	23,320	3,938
Packaging Corp of America	8,385	1,539
PPG Industries Inc	22,702	2,983
Sherwin-Williams Co/The	22,371	6,796
Steel Dynamics Inc	14,619	1,957
Vulcan Materials Co	12,769	3,266
Westrock Co	24,591	1,319

		97,781
Real Estate — 2.1%
Alexandria Real Estate Equities Inc ‡	14,954	1,780
American Tower Corp, Cl A ‡	44,354	8,682
AvalonBay Communities Inc ‡	13,496	2,600
Boston Properties Inc ‡	13,836	839
Camden Property Trust ‡	10,223	1,049
CBRE Group Inc, Cl A *	28,596	2,519
CoStar Group Inc *	39,295	3,072
Crown Castle Inc ‡	41,193	4,222
Digital Realty Trust Inc ‡	30,699	4,462
Equinix Inc ‡	8,917	6,804
Equity Residential ‡	33,128	2,154
Essex Property Trust Inc ‡	6,106	1,586
Extra Space Storage Inc ‡	20,317	2,941

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Federal Realty Investment Trust ‡	6,947	$701
Healthpeak Properties Inc ‡	68,800	1,369
Host Hotels & Resorts Inc ‡	66,708	1,197
Invitation Homes Inc ‡	55,211	1,921
Iron Mountain Inc ‡	28,098	2,267
Kimco Realty Corp ‡	63,810	1,235
Mid-America Apartment Communities Inc ‡	11,028	1,475
Prologis Inc ‡	87,961	9,719
Public Storage ‡	15,042	4,119
Realty Income Corp ‡	79,099	4,197
Regency Centers Corp ‡	15,652	961
SBA Communications Corp, Cl A ‡	10,336	2,033
Simon Property Group Inc ‡	30,970	4,686
UDR Inc ‡	28,975	1,119
Ventas Inc ‡	38,188	1,919
VICI Properties Inc, Cl A ‡	99,468	2,856
Welltower Inc ‡	52,604	5,454
Weyerhaeuser Co ‡	70,098	2,105

		92,043
Utilities — 2.4%
AES Corp/The	64,079	1,383
Alliant Energy Corp	24,967	1,286
Ameren Corp	25,254	1,853
American Electric Power Co Inc	50,007	4,513
American Water Works Co Inc	18,737	2,450
Atmos Energy Corp	14,653	1,699
CenterPoint Energy Inc	59,886	1,827
CMS Energy Corp	27,875	1,754
Consolidated Edison Inc	33,194	3,138
Constellation Energy Corp	30,375	6,599
Dominion Energy Inc	79,524	4,288
DTE Energy Co	19,600	2,284
Duke Energy Corp	73,325	7,594
Edison International	36,853	2,832
Entergy Corp	20,336	2,288
Evergy Inc	21,986	1,202
Exelon Corp	94,605	3,552
FirstEnergy Corp	49,550	1,995
NextEra Energy Inc	195,376	15,634
NiSource Inc	39,591	1,151
NRG Energy Inc	21,385	1,732
PG&E Corp	202,768	3,759
Pinnacle West Capital Corp	10,695	843
PPL Corp	70,820	2,077
Public Service Enterprise Group Inc	47,913	3,630
Sempra	59,793	4,606
Southern Co/The	103,753	8,315
Vistra Corp	31,900	3,161
WEC Energy Group Inc	30,275	2,453

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

S&P 500 Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xcel Energy Inc	53,036	$2,941

		102,839
Total Common Stock
(Cost $1,433,377) ($ Thousands)		4,219,507

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class
5.170%**†	50,966,757	50,967
Total Cash Equivalent
(Cost $50,967) ($ Thousands)		50,967
Total Investments in Securities — 98.9%
(Cost $1,484,344) ($ Thousands)		$4,270,474

A list of the open futures contracts held by the Fund at May 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	372	Jun-2024	$97,034	$98,496	$1,462

Percentages are based on Net Assets of $4,317,878 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	4,219,507	–	–	4,219,507
Cash Equivalents	50,967	–	–	50,967
Total Investments in Securities	4,270,474	–	–	4,270,474

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,462	–	–	1,462
Total Other Financial Instruments	1,462	–	–	1,462

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$715	$28,408	$(29,116)	$(15)	$8	$—	$2	$—
SEI Daily Income Trust, Government Fund, Institutional Class	25,389	942,779	(917,201)	—	—	50,967	4,024	—
Totals	$26,104	$971,187	$(946,317)	$(15)	$8	$50,967	$4,026	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Extended Market Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.1%

Communication Services — 4.0%
Advantage Solutions Inc *	18,900	$65
AMC Entertainment Holdings Inc, Cl A *	42,093	182
AMC Networks Inc, Cl A *	6,660	115
Anterix Inc *	1,400	47
AST SpaceMobile Inc, Cl A *	21,700	180
Atlanta Braves Holdings Inc, Cl A *	1,803	76
Atlanta Braves Holdings Inc, Cl C *	8,905	356
ATN International Inc	2,267	55
Bandwidth Inc, Cl A *	5,000	101
Boston Omaha Corp, Cl A *	4,300	63
Bumble Inc, Cl A *	18,100	212
Cable One Inc	900	347
Cardlytics Inc *	7,100	62
Cargurus Inc, Cl A *	15,000	363
Cars.com Inc *	13,800	279
Cinemark Holdings Inc *	16,640	287
Clear Channel Outdoor Holdings Inc, Cl A *	88,200	127
Cogent Communications Holdings Inc	7,004	415
Consolidated Communications Holdings Inc *	16,612	73
DHI Group Inc *	9,600	20
EchoStar Corp, Cl A *	23,189	445
Entravision Communications Corp, Cl A	14,200	31
Eventbrite Inc, Cl A *	16,900	84
EverQuote Inc, Cl A *	4,400	105
EW Scripps Co/The, Cl A *	13,896	38
Frontier Communications Parent Inc *	40,500	1,080
fuboTV Inc *	64,800	81
Gannett Co Inc *	32,687	123
GCI Liberty - Escrow *	23,647	—
Globalstar Inc *	146,200	159
Gogo Inc *	8,900	94
Gray Television Inc	19,500	122
Grindr Inc *	10,600	101
IAC Inc *	12,076	601
IDT Corp, Cl B	4,100	166
iHeartMedia Inc, Cl A *	24,700	23
IMAX Corp *	10,100	166
Integral Ad Science Holding Corp *	7,600	70
Iridium Communications Inc	19,846	598
John Wiley & Sons Inc, Cl A	6,972	254
Liberty Broadband Corp, Cl A *	2,983	162
Liberty Broadband Corp, Cl C *	19,314	1,045
Liberty Latin America Ltd, Cl A *	8,300	75
Liberty Latin America Ltd, Cl C *	25,062	227
Liberty Media Corp-Liberty Formula One, Cl A *	4,108	281
Liberty Media Corp-Liberty Formula One, Cl C *	32,742	2,428
Liberty Media Corp-Liberty Live, Cl A *	3,509	129
Liberty Media Corp-Liberty Live, Cl C *	9,199	350
Liberty Media Corp-Liberty SiriusXM *	25,122	569

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Liberty Media Corp-Liberty SiriusXM, Cl A *	13,335	$303
Lions Gate Entertainment Corp, Cl A *	14,516	121
Lions Gate Entertainment Corp, Cl B *	21,575	167
Lumen Technologies Inc *	149,700	193
Madison Square Garden Entertainment Corp, Cl A *	5,811	207
Madison Square Garden Sports Corp, Cl A *	2,979	550
Magnite Inc *	23,838	294
Marcus Corp/The	5,161	55
MediaAlpha Inc, Cl A *	6,437	114
New York Times Co/The, Cl A	26,882	1,376
Nexstar Media Group Inc, Cl A	5,544	919
Nextdoor Holdings Inc *	29,000	70
Outbrain Inc *	5,800	27
Pinterest Inc, Cl A *	101,411	4,208
Playstudios Inc *	21,200	48
Playtika Holding Corp	4,725	41
PubMatic Inc, Cl A *	7,100	156
QuinStreet Inc *	11,286	199
Reservoir Media Inc *	4,100	33
ROBLOX Corp, Cl A *	81,800	2,750
Roku Inc, Cl A *	20,448	1,174
Scholastic Corp	4,367	158
Shenandoah Telecommunications Co	10,404	196
Shutterstock Inc	5,297	215
Sinclair Inc	4,111	58
Sirius XM Holdings Inc	102,481	289
Sphere Entertainment Co *	4,611	168
Spok Holdings Inc	1,500	23
Spotify Technology SA *	24,203	7,183
Stagwell Inc, Cl A *	13,400	93
TechTarget Inc *	6,100	184
TEGNA Inc	30,000	447
Telephone and Data Systems Inc	17,455	347
Thryv Holdings Inc *	6,500	137
TKO Group Holdings Inc, Cl A	11,034	1,203
Trade Desk Inc/The, Cl A *	76,000	7,051
TripAdvisor Inc *	17,100	314
TrueCar Inc *	22,900	68
Vimeo Inc *	34,746	135
Vivid Seats Inc, Cl A *	5,600	28
WideOpenWest Inc *	11,700	59
Yelp Inc, Cl A *	10,398	384
Ziff Davis Inc *	7,357	424
ZipRecruiter Inc, Cl A *	15,100	153
ZoomInfo Technologies Inc, Cl A *	49,500	608

		45,962
Consumer Discretionary — 11.1%
1-800-Flowers.com Inc, Cl A *	5,400	52
2U Inc *	15,900	4
Aaron's Co Inc/The	6,958	59
Abercrombie & Fitch Co, Cl A *	8,600	1,487
Academy Sports & Outdoors Inc	11,800	681

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Accel Entertainment Inc, Cl A *	4,900	$49
Acushnet Holdings Corp	5,900	389
Adient PLC *	13,900	393
ADT Inc	42,561	303
Adtalem Global Education Inc *	6,081	392
Advance Auto Parts Inc	9,600	678
Allbirds Inc, Cl A *	12,300	7
American Axle & Manufacturing Holdings Inc *	23,398	179
American Eagle Outfitters Inc	29,522	649
America's Car-Mart Inc/TX *	1,250	75
AMMO Inc *	17,700	48
Aramark	42,800	1,376
Arko Corp	14,200	85
Asbury Automotive Group Inc *	3,398	799
AutoNation Inc *	4,600	783
Bally's Corp *	8,028	98
BARK Inc *	26,200	34
Beazer Homes USA Inc *	6,461	186
Beyond Inc *	7,300	110
Big 5 Sporting Goods Corp	5,600	19
Big Lots Inc	7,446	26
Biglari Holdings Inc, Cl B *	182	36
Birkenstock Holding Plc *	4,400	251
BJ's Restaurants Inc *	4,642	163
Bloomin' Brands Inc	16,050	350
Boot Barn Holdings Inc *	5,400	642
Bowlero Corp	4,100	51
Boyd Gaming Corp	11,845	632
Bright Horizons Family Solutions Inc *	9,535	1,002
Brinker International Inc *	7,782	550
Brunswick Corp/DE	11,483	948
Buckle Inc/The	6,651	256
Build-A-Bear Workshop Inc	3,200	87
Burlington Stores Inc *	11,300	2,713
Caleres Inc	5,576	193
Camping World Holdings Inc, Cl A	9,200	185
Capri Holdings Ltd *	18,600	643
CarParts.com Inc *	10,300	12
Carriage Services Inc, Cl A	3,506	94
Carter's Inc	5,770	395
Carvana Co, Cl A *	17,200	1,720
Cato Corp/The, Cl A	4,596	28
Cava Group Inc *	8,800	814
Cavco Industries Inc *	1,431	511
Century Casinos Inc *	6,200	17
Century Communities Inc	4,400	371
Cheesecake Factory Inc/The	7,223	278
Chegg Inc *	26,010	100
Children's Place Inc/The *	3,433	42
Choice Hotels International Inc	4,777	541
Churchill Downs Inc	11,862	1,536
Chuy's Holdings Inc *	2,569	69

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Clarus Corp	6,221	$44
Columbia Sportswear Co	6,644	569
ContextLogic Inc, Cl A *	4,577	25
Cooper-Standard Holdings Inc *	1,400	18
Coupang Inc, Cl A *	189,700	4,314
Coursera Inc *	19,900	151
Cracker Barrel Old Country Store Inc	3,244	158
Cricut Inc, Cl A	9,500	59
Crocs Inc *	10,103	1,572
Dana Inc	26,098	367
Dave & Buster's Entertainment Inc *	6,200	317
Denny's Corp *	6,363	46
Designer Brands Inc, Cl A	6,492	65
Destination XL Group Inc *	13,400	48
Dick's Sporting Goods Inc	9,635	2,193
Dillard's Inc, Cl A	662	296
Dine Brands Global Inc	2,572	101
DoorDash Inc, Cl A *	53,500	5,891
Dorman Products Inc *	4,140	381
DraftKings Inc, Cl A *	71,582	2,515
Dream Finders Homes Inc, Cl A *	4,700	134
Duluth Holdings Inc, Cl B *	2,900	11
Duolingo Inc, Cl A *	4,800	919
El Pollo Loco Holdings Inc *	3,900	42
Ethan Allen Interiors Inc	5,276	154
European Wax Center Inc, Cl A *	8,000	91
Everi Holdings Inc *	18,900	137
EVgo Inc, Cl A *	17,700	36
Figs Inc, Cl A *	24,600	130
First Watch Restaurant Group Inc *	2,400	47
Five Below Inc *	9,205	1,271
Floor & Decor Holdings Inc, Cl A *	18,300	2,139
Foot Locker Inc	15,400	427
Fossil Group Inc *	10,700	13
Fox Factory Holding Corp *	7,700	359
Frontdoor Inc *	15,450	546
Full House Resorts Inc *	7,000	35
Funko Inc, Cl A *	6,000	54
GameStop Corp, Cl A *	43,400	1,004
Gap Inc/The	31,500	912
Genesco Inc *	2,169	62
Gentex Corp	39,190	1,372
Gentherm Inc *	6,148	332
G-III Apparel Group Ltd *	5,906	178
Golden Entertainment Inc	4,131	125
Goodyear Tire & Rubber Co/The *	44,868	552
GoPro Inc, Cl A *	29,300	45
Graham Holdings Co, Cl B	600	451
Grand Canyon Education Inc *	4,815	686
Green Brick Partners Inc *	5,100	278
Group 1 Automotive Inc	2,235	695
GrowGeneration Corp *	12,100	31
Guess? Inc	5,117	119

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
H&R Block Inc	24,300	$1,206
Hanesbrands Inc *	69,800	357
Harley-Davidson Inc	21,100	757
Haverty Furniture Cos Inc	1,563	44
Helen of Troy Ltd *	4,348	465
Hibbett Inc	2,412	209
Hilton Grand Vacations Inc *	12,270	507
Holley Inc *	13,400	51
Hooker Furnishings Corp	3,700	64
Hovnanian Enterprises Inc, Cl A *	1,100	158
Hyatt Hotels Corp, Cl A	7,327	1,080
Inspired Entertainment Inc *	2,000	18
Installed Building Products Inc	3,900	826
International Game Technology PLC	17,100	338
iRobot Corp *	6,202	60
Jack in the Box Inc	4,021	223
Johnson Outdoors Inc, Cl A	1,400	51
KB Home	11,585	818
Kohl's Corp	17,700	396
Kontoor Brands Inc	8,900	653
Krispy Kreme Inc	14,400	151
Kura Sushi USA Inc, Cl A *	800	80
Lands' End Inc *	2,862	41
Landsea Homes Corp *	1,300	13
Latham Group Inc *	7,300	28
Laureate Education Inc, Cl A	23,400	366
La-Z-Boy Inc	8,826	331
LCI Industries	3,949	434
Lear Corp	9,671	1,212
Legacy Housing Corp *	1,400	33
Leggett & Platt Inc	21,000	244
Leslie's Inc *	29,056	166
LGI Homes Inc *	3,200	307
Life Time Group Holdings Inc *	8,300	139
Light & Wonder Inc, Cl A *	15,162	1,448
Lindblad Expeditions Holdings Inc *	6,900	53
Lithia Motors Inc, Cl A	4,533	1,147
Lovesac Co/The *	2,900	81
Lucid Group Inc *	139,700	397
Luminar Technologies Inc, Cl A *	55,900	92
M/I Homes Inc *	4,294	536
Macy's Inc	44,400	865
Malibu Boats Inc, Cl A *	4,600	177
Marine Products Corp	1,800	18
MarineMax Inc *	5,161	147
Marriott Vacations Worldwide Corp	5,472	494
MasterCraft Boat Holdings Inc *	2,100	44
Mattel Inc *	58,500	1,041
Meritage Homes Corp	6,011	1,060
Mister Car Wash Inc *	16,500	116
Modine Manufacturing Co *	8,374	845
Monarch Casino & Resort Inc	2,900	194
Mondee Holdings Inc, Cl A *	12,600	27

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Monro Inc	6,428	$152
Movado Group Inc	3,520	93
Murphy USA Inc	3,200	1,404
National Vision Holdings Inc *	11,700	177
Newell Brands Inc	60,400	466
Noodles & Co, Cl A *	11,000	21
Nordstrom Inc	20,100	444
ODP Corp/The *	4,912	192
Ollie's Bargain Outlet Holdings Inc *	10,100	833
ONE Group Hospitality Inc/The *	4,200	22
OneSpaWorld Holdings Ltd *	13,200	205
OneWater Marine Inc, Cl A *	2,200	57
Oxford Industries Inc	2,654	294
Papa John's International Inc	6,442	299
Patrick Industries Inc	3,825	438
Peloton Interactive Inc, Cl A *	60,535	220
Penn Entertainment Inc *	22,700	397
Penske Automotive Group Inc	3,088	470
Perdoceo Education Corp	11,054	249
Petco Health & Wellness Co Inc, Cl A *	19,300	74
PetMed Express Inc	4,596	20
Phinia Inc	9,400	421
Planet Fitness Inc, Cl A *	14,000	891
PlayAGS Inc *	2,500	29
Polaris Inc	8,907	745
Portillo's Inc, Cl A *	10,200	102
Potbelly Corp *	1,200	11
Purple Innovation Inc, Cl A *	10,765	13
PVH Corp	10,000	1,200
QuantumScape Corp, Cl A *	52,400	310
RCI Hospitality Holdings Inc	1,400	63
Red Rock Resorts Inc, Cl A	8,500	436
Rent the Runway, Cl A *	185	4
Revolve Group Inc, Cl A *	8,000	153
RH *	2,511	683
Rivian Automotive Inc, Cl A *	120,200	1,313
Rocky Brands Inc	1,600	62
Rush Street Interactive Inc *	13,600	122
Sabre Corp *	55,600	174
Sally Beauty Holdings Inc *	19,191	234
Savers Value Village Inc *	6,200	84
Service Corp International/US	24,689	1,769
Shake Shack Inc, Cl A *	6,100	579
Shoe Carnival Inc	4,152	157
Signet Jewelers Ltd	7,200	788
Six Flags Entertainment Corp *	14,058	358
Skechers USA Inc, Cl A *	22,246	1,589
Skyline Champion Corp *	8,700	606
Sleep Number Corp *	5,009	76
Smith & Wesson Brands Inc	6,283	105
Snap One Holdings Corp *	2,800	30
Solid Power Inc *	28,800	51
Solo Brands Inc, Cl A *	2,600	5

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sonic Automotive Inc, Cl A	3,464	$196
Sonos Inc *	18,300	289
Sportsman's Warehouse Holdings Inc *	9,400	36
Standard Motor Products Inc	4,766	146
Steven Madden Ltd	11,951	531
Stitch Fix Inc, Cl A *	17,800	44
Stoneridge Inc *	5,930	94
Strategic Education Inc	4,287	486
Stride Inc *	7,788	535
Sturm Ruger & Co Inc	3,942	175
Super Group SGHC Ltd *	27,000	98
Sweetgreen Inc, Cl A *	18,200	560
Target Hospitality Corp *	6,100	69
Taylor Morrison Home Corp, Cl A *	16,960	981
Tempur Sealy International Inc	27,892	1,433
Texas Roadhouse Inc, Cl A	11,566	1,997
Thor Industries Inc	8,490	843
ThredUp Inc, Cl A *	14,000	28
Tile Shop Holdings Inc *	6,300	42
Tilly's Inc, Cl A *	5,243	30
Toll Brothers Inc	18,039	2,194
TopBuild Corp *	5,500	2,299
Topgolf Callaway Brands Corp *	27,706	434
Torrid Holdings Inc *	2,700	18
Traeger Inc *	4,800	12
Travel + Leisure Co	11,000	483
Tri Pointe Homes Inc *	15,373	595
Udemy Inc *	17,700	156
Under Armour Inc, Cl A *	34,700	249
Under Armour Inc, Cl C *	35,800	249
United Parks & Resorts Inc *	6,900	361
Universal Technical Institute Inc *	7,300	115
Upbound Group Inc, Cl A	10,240	336
Urban Outfitters Inc *	10,000	417
Vail Resorts Inc	6,312	1,191
Valvoline Inc *	22,836	927
VF Corp	60,500	803
Victoria's Secret & Co *	12,000	273
Vista Outdoor Inc *	10,973	383
Visteon Corp *	4,365	486
Vizio Holding Corp, Cl A *	17,400	187
Warby Parker Inc, Cl A *	15,200	269
Wayfair Inc, Cl A *	13,500	803
Wendy's Co/The	26,175	457
Weyco Group Inc	1,200	37
Whirlpool Corp	9,100	847
Williams-Sonoma Inc	11,037	3,236
Wingstop Inc	5,100	1,880
Winmark Corp	491	175
Winnebago Industries Inc	4,435	275
Wolverine World Wide Inc	17,896	244
Workhorse Group Inc *	25,800	5
Worthington Enterprises Inc	5,702	325

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WW International Inc *	12,174	$20
Wyndham Hotels & Resorts Inc	13,500	955
XPEL Inc *	3,000	114
Xponential Fitness Inc, Cl A *	5,600	51
YETI Holdings Inc *	14,000	570
Zumiez Inc *	4,803	90

		128,140
Consumer Staples — 3.1%
Albertsons Cos Inc, Cl A	69,600	1,437
Alico Inc	1,400	37
Andersons Inc/The	5,699	298
B&G Foods Inc, Cl A	14,611	139
Beauty Health Co/The *	17,700	39
BellRing Brands Inc *	22,902	1,332
Benson Hill Inc *	43,900	8
Beyond Meat Inc *	13,000	99
BJ's Wholesale Club Holdings Inc *	22,300	1,964
Boston Beer Co Inc/The, Cl A *	1,483	465
BRC Inc, Cl A *	5,800	34
Calavo Growers Inc	4,426	119
Cal-Maine Foods Inc	7,828	483
Casey's General Stores Inc	6,559	2,176
Celsius Holdings Inc *	25,000	2,000
Central Garden & Pet Co *	2,600	113
Central Garden & Pet Co, Cl A *	10,061	376
Chefs' Warehouse Inc/The *	7,021	277
Coca-Cola Consolidated Inc	789	774
Coty Inc, Cl A *	61,800	640
Darling Ingredients Inc *	26,257	1,061
Dole PLC	14,200	176
Duckhorn Portfolio Inc/The *	8,000	65
Edgewell Personal Care Co	9,845	380
elf Beauty Inc *	9,400	1,757
Energizer Holdings Inc	10,945	313
Flowers Foods Inc	30,608	711
Fresh Del Monte Produce Inc	6,181	144
Freshpet Inc *	7,100	931
Grocery Outlet Holding Corp *	18,100	398
Hain Celestial Group Inc/The *	15,660	120
Herbalife Ltd *	20,144	207
HF Foods Group Inc *	9,900	35
Ingles Markets Inc, Cl A	2,645	193
Ingredion Inc	10,965	1,289
Inter Parfums Inc	2,906	348
J & J Snack Foods Corp	2,364	385
John B Sanfilippo & Son Inc	1,819	183
Lancaster Colony Corp	3,129	580
Limoneira Co	3,400	68
Maplebear Inc *	2,600	79
Medifast Inc	1,764	45
MGP Ingredients Inc	2,800	217
Mission Produce Inc *	9,300	110
National Beverage Corp *	5,204	240

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Natural Grocers by Vitamin Cottage Inc	1,085	$23
Nature's Sunshine Products Inc *	2,937	45
Nu Skin Enterprises Inc, Cl A	11,205	150
Oil-Dri Corp of America	1,400	117
Olaplex Holdings Inc *	29,300	52
Performance Food Group Co *	26,427	1,839
Pilgrim's Pride Corp *	6,007	216
Post Holdings Inc *	8,469	903
PriceSmart Inc	4,423	372
Primo Water Corp	24,500	553
Reynolds Consumer Products Inc	9,700	276
Seaboard Corp	50	167
Seneca Foods Corp, Cl A *	1,262	75
Simply Good Foods Co/The *	13,900	535
SpartanNash Co	8,136	160
Spectrum Brands Holdings Inc	5,587	501
Sprouts Farmers Market Inc *	17,400	1,374
SunOpta Inc *	17,100	103
TreeHouse Foods Inc *	7,809	284
Turning Point Brands Inc	3,200	105
United Natural Foods Inc *	12,798	154
Universal Corp/VA	4,045	194
US Foods Holding Corp *	38,700	2,045
USANA Health Sciences Inc *	2,832	135
Utz Brands Inc	13,800	256
Vector Group Ltd	29,091	319
Village Super Market Inc, Cl A	1,962	60
Vita Coco Co Inc/The *	6,100	178
Vital Farms Inc *	5,500	228
Waldencast, Cl A *	7,000	30
WD-40 Co	2,186	491
Weis Markets Inc	3,604	236
Westrock Coffee Co *	7,900	82
WK Kellogg Co	12,700	241

		35,344
Energy — 4.9%
Amplify Energy Corp *	4,900	31
Antero Midstream Corp	55,400	812
Antero Resources Corp *	47,080	1,677
Archrock Inc	24,583	498
Ardmore Shipping Corp	7,800	175
Atlas Energy Solutions Inc, Cl A	4,700	114
Berry Corp	7,400	52
Borr Drilling Ltd	37,600	259
Bristow Group Inc *	4,997	179
Cactus Inc, Cl A	10,200	524
California Resources Corp	11,200	530
Centrus Energy Corp, Cl A *	2,000	99
ChampionX Corp	32,100	1,047
Cheniere Energy Inc	41,365	6,527
Chesapeake Energy Corp	20,993	1,909
Chord Energy Corp	6,930	1,285
Civitas Resources Inc	13,234	973

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Clean Energy Fuels Corp *	29,988	$94
CNX Resources Corp *	24,500	644
Comstock Resources Inc	21,000	246
CONSOL Energy Inc	4,775	495
Core Laboratories Inc	9,300	174
Crescent Energy Co, Cl A	12,060	152
CVR Energy Inc	4,597	128
Delek US Holdings Inc	11,390	290
DHT Holdings Inc	18,900	229
Diamond Offshore Drilling Inc *	16,800	255
DMC Global Inc *	5,100	66
Dorian LPG Ltd	6,747	341
Dril-Quip Inc *	7,987	154
DT Midstream Inc	16,000	1,073
Empire Petroleum Corp *	1,033	7
Encore Energy Corp *	17,800	86
Energy Fuels Inc/Canada *	36,000	252
Equitrans Midstream Corp	70,900	1,012
Excelerate Energy Inc, Cl A	2,400	43
Expro Group Holdings NV *	15,357	337
FLEX LNG Ltd	5,800	167
FutureFuel Corp	3,876	17
Gevo Inc *	45,000	31
Golar LNG Ltd	18,702	492
Green Plains Inc *	11,190	192
Gulfport Energy Corp *	1,600	259
Hallador Energy Co *	4,400	39
Helix Energy Solutions Group Inc *	24,169	278
Helmerich & Payne Inc	15,600	594
HF Sinclair Corp	26,700	1,475
HighPeak Energy Inc	1,100	17
International Seaways Inc	7,428	479
Kinetik Holdings Inc, Cl A	7,200	295
Kodiak Gas Services Inc	4,400	121
Kosmos Energy Ltd *	71,775	438
Liberty Energy Inc, Cl A	26,300	649
Magnolia Oil & Gas Corp, Cl A	28,900	750
Matador Resources Co	18,700	1,187
Murphy Oil Corp	24,400	1,044
Nabors Industries Ltd *	1,991	149
NACCO Industries Inc, Cl A	900	30
New Fortress Energy Inc, Cl A	10,000	254
Newpark Resources Inc *	18,020	153
NextDecade Corp *	7,100	51
Noble Corp PLC	18,300	850
Nordic American Tankers Ltd	34,377	142
Northern Oil & Gas Inc	16,100	659
NOV Inc	65,100	1,225
Oceaneering International Inc *	15,446	366
Oil States International Inc *	16,699	75
Overseas Shipholding Group Inc, Cl A	17,900	151
Ovintiv Inc	43,200	2,232
Par Pacific Holdings Inc *	9,986	271

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Patterson-UTI Energy Inc	57,055	$629
PBF Energy Inc, Cl A	18,177	842
Peabody Energy Corp	18,000	446
Permian Resources Corp, Cl A	86,185	1,413
ProFrac Holding Corp, Cl A *	3,000	29
ProPetro Holding Corp *	19,200	184
Range Resources Corp	39,000	1,439
REX American Resources Corp *	1,800	90
Riley Exploration Permian Inc	1,200	35
Ring Energy Inc *	10,000	18
RPC Inc	15,199	104
SandRidge Energy Inc	8,200	114
Scorpio Tankers Inc	7,613	625
SEACOR Marine Holdings Inc *	7,300	96
Seadrill Ltd *	7,900	410
Select Water Solutions Inc, Cl A	17,800	195
SFL Corp Ltd	22,476	322
SilverBow Resources Inc *	4,200	165
Sitio Royalties Corp, Cl A	15,221	357
SM Energy Co	19,313	974
Solaris Oilfield Infrastructure Inc, Cl A	5,400	49
Southwestern Energy Co *	182,771	1,376
Talos Energy Inc *	22,100	265
TechnipFMC PLC	72,500	1,899
Teekay Corp *	14,800	145
Teekay Tankers Ltd, Cl A	3,300	240
Tellurian Inc *	101,800	52
TETRA Technologies Inc *	32,100	119
Texas Pacific Land Corp	3,100	1,904
Tidewater Inc *	7,400	765
Uranium Energy Corp *	67,700	483
US Silica Holdings Inc *	15,626	242
VAALCO Energy Inc	15,500	99
Valaris Ltd *	9,700	751
Vertex Energy Inc *	13,700	15
Vital Energy Inc *	3,800	186
Vitesse Energy Inc	5,143	131
W&T Offshore Inc	21,338	48
Weatherford International PLC *	11,800	1,420
World Kinect Corp	8,341	220

		56,797
Financials — 18.1%
1st Source Corp	2,758	142
ACNB Corp	1,900	60
AFC Gamma Inc ‡	2,800	33
Affiliated Managers Group Inc	5,700	927
Affirm Holdings Inc, Cl A *	37,600	1,101
AGNC Investment Corp ‡	119,421	1,145
Alerus Financial Corp	3,400	66
Ally Financial Inc	45,400	1,769
Amalgamated Financial Corp	3,000	76
A-Mark Precious Metals Inc	3,800	144
Ambac Financial Group Inc *	7,800	138

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Amerant Bancorp Inc, Cl A	5,100	$112
American Financial Group Inc/OH	12,153	1,579
Ameris Bancorp	10,462	523
AMERISAFE Inc	2,633	115
Angel Oak Mortgage REIT Inc ‡	1,600	20
Annaly Capital Management Inc ‡	88,239	1,738
Apollo Commercial Real Estate Finance Inc ‡	28,819	291
Apollo Global Management Inc	89,684	10,418
Arbor Realty Trust Inc ‡	28,600	391
Ares Commercial Real Estate Corp ‡	9,600	67
Ares Management Corp, Cl A	28,945	4,057
ARMOUR Residential REIT Inc ‡	9,884	191
Arrow Financial Corp	3,349	84
Artisan Partners Asset Management Inc, Cl A	9,300	409
AssetMark Financial Holdings Inc *	3,900	134
Associated Banc-Corp	24,036	515
Assured Guaranty Ltd	9,287	722
Atlantic Union Bankshares Corp	13,590	443
Atlanticus Holdings Corp *	1,100	28
AvidXchange Holdings Inc *	26,800	284
Axis Capital Holdings Ltd	12,768	943
Axos Financial Inc *	8,736	471
B Riley Financial Inc	4,400	105
Baldwin Insurance Group Inc/The, Cl A *	9,000	303
Banc of California Inc	25,414	352
BancFirst Corp	4,050	349
Banco Latinoamericano de Comercio Exterior SA, Cl E	3,812	114
Bancorp Inc/The *	8,092	272
Bank First Corp	1,500	122
Bank of Hawaii Corp	6,024	348
Bank of Marin Bancorp	3,614	56
Bank of NT Butterfield & Son Ltd/The	8,500	290
Bank OZK	17,470	732
BankUnited Inc	13,696	393
Bankwell Financial Group Inc	1,100	27
Banner Corp	4,751	222
Bar Harbor Bankshares	2,850	75
BayCom Corp	3,000	61
BCB Bancorp Inc	3,200	32
Berkshire Hills Bancorp Inc	8,691	193
BGC Group Inc, Cl A	55,936	485
Blackstone Mortgage Trust Inc, Cl A ‡	27,500	480
Block Inc, Cl A *	95,009	6,088
Blue Foundry Bancorp *	6,000	55
Blue Owl Capital Inc, Cl A	76,100	1,369
Blue Ridge Bankshares Inc	3,700	11
BOK Financial Corp	4,482	406
Bread Financial Holdings Inc	8,500	355
Bridgewater Bancshares Inc *	6,100	69
Brighthouse Financial Inc *	11,000	490

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Brightsphere Investment Group Inc	7,363	$163
BrightSpire Capital Inc, Cl A ‡	21,794	132
Brookline Bancorp Inc	20,233	175
Burke & Herbert Financial Services Corp	3,011	151
Business First Bancshares Inc	4,300	92
Byline Bancorp Inc	5,970	138
Cadence Bank	29,631	846
Cambridge Bancorp	1,500	100
Camden National Corp	3,058	99
Cannae Holdings Inc	13,962	254
Cantaloupe Inc *	14,900	107
Capital Bancorp Inc	1,900	38
Capital City Bank Group Inc	2,861	78
Capitol Federal Financial Inc	28,287	146
Carlyle Group Inc/The	35,400	1,521
Carter Bankshares Inc *	7,100	91
Cass Information Systems Inc	3,154	134
Cathay General Bancorp	10,915	402
Central Pacific Financial Corp	6,810	138
Chicago Atlantic Real Estate Finance Inc ‡	900	14
Chimera Investment Corp ‡	12,355	147
Citizens & Northern Corp	3,540	62
City Holding Co	2,985	305
Civista Bancshares Inc	3,400	49
Claros Mortgage Trust Inc ‡	14,700	116
CNA Financial Corp	4,375	201
CNB Financial Corp/PA	1,948	38
CNO Financial Group Inc	17,725	509
Coastal Financial Corp/WA *	1,900	84
Cohen & Steers Inc	3,936	277
Coinbase Global Inc, Cl A *	29,500	6,665
Colony Bankcorp Inc	3,700	45
Columbia Banking System Inc	33,694	650
Columbia Financial Inc *	3,600	52
Commerce Bancshares Inc/MO	19,921	1,108
Community Financial System	8,251	375
Community Trust Bancorp Inc	3,393	143
Compass Diversified Holdings	10,600	241
ConnectOne Bancorp Inc	8,383	156
Corebridge Financial Inc	37,700	1,100
Crawford & Co, Cl A	5,700	52
Credit Acceptance Corp *	1,112	546
CrossFirst Bankshares Inc *	11,500	151
Cullen/Frost Bankers Inc	9,805	996
Customers Bancorp Inc *	4,770	216
CVB Financial Corp	24,379	403
Diamond Hill Investment Group Inc	654	98
Dime Community Bancshares Inc	7,729	143
Donegal Group Inc, Cl A	2,500	33
Donnelley Financial Solutions Inc *	3,432	209
Dynex Capital Inc ‡	9,597	118
Eagle Bancorp Inc	4,406	79
East West Bancorp Inc	23,566	1,748

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Eastern Bankshares Inc	27,200	$373
eHealth Inc *	5,874	35
Ellington Financial Inc ‡	13,700	166
Employers Holdings Inc	5,074	214
Enact Holdings Inc	6,300	193
Encore Capital Group Inc *	3,875	171
Enova International Inc *	4,366	269
Enstar Group Ltd *	1,951	611
Enterprise Bancorp Inc/MA	2,848	72
Enterprise Financial Services Corp	7,165	277
Equitable Holdings Inc	58,200	2,415
Equity Bancshares Inc, Cl A	3,900	131
Esquire Financial Holdings Inc	1,600	73
Essent Group Ltd	17,100	970
Euronet Worldwide Inc *	7,788	908
Evercore Inc, Cl A	5,876	1,192
EVERTEC Inc	10,200	357
F&G Annuities & Life Inc	3,894	157
Farmers & Merchants Bancorp Inc/Archbold OH	3,200	71
Farmers National Banc Corp	6,800	83
FB Financial Corp	7,502	278
Federal Agricultural Mortgage Corp, Cl C	1,288	225
Fidelis Insurance Holdings Ltd	10,000	166
Fidelity D&D Bancorp Inc	1,600	74
Fidelity National Financial Inc	43,766	2,204
Finance Of America Cos Inc, Cl A *	7,100	4
Financial Institutions Inc	3,243	57
First American Financial Corp	16,572	921
First Bancorp Inc/The	3,052	74
First BanCorp/Puerto Rico	28,616	507
First Bancorp/Southern Pines NC	7,645	241
First Bancshares Inc/The	4,600	117
First Bank/Hamilton NJ	3,700	45
First Busey Corp	10,492	237
First Business Financial Services Inc	1,800	61
First Citizens BancShares Inc/NC, Cl A	1,902	3,230
First Commonwealth Financial Corp	18,601	251
First Community Bankshares Inc	2,342	81
First Financial Bancorp	16,733	373
First Financial Bankshares Inc	21,012	630
First Financial Corp/IN	2,412	89
First Foundation Inc	9,100	54
First Hawaiian Inc	20,100	409
First Horizon Corp	92,725	1,469
First Interstate BancSystem Inc, Cl A	14,816	393
First Merchants Corp	11,318	374
First Mid Bancshares Inc	3,572	113
First of Long Island Corp/The	4,995	50
First Western Financial Inc *	1,800	30
FirstCash Holdings Inc	6,120	722
Five Star Bancorp	2,800	64
Flushing Financial Corp	6,070	77

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Flywire Corp *	18,900	$324
FNB Corp/PA	58,589	807
Forge Global Holdings Inc *	31,460	50
Franklin BSP Realty Trust Inc ‡	16,854	215
Fulton Financial Corp	30,212	509
FVCBankcorp Inc *	3,375	37
GCM Grosvenor Inc, Cl A	10,000	101
Genworth Financial Inc, Cl A *	68,300	430
German American Bancorp Inc	6,166	195
Glacier Bancorp Inc	17,975	672
Goosehead Insurance Inc, Cl A *	4,100	264
Granite Point Mortgage Trust Inc ‡	10,941	34
Great Southern Bancorp Inc	1,099	58
Green Dot Corp, Cl A *	9,255	92
Greene County Bancorp Inc	1,020	32
Greenlight Capital Re Ltd, Cl A *	6,409	85
Guaranty Bancshares Inc/TX	1,500	44
Hamilton Lane Inc, Cl A	5,900	740
Hancock Whitney Corp	13,914	650
Hanmi Financial Corp	6,878	108
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡	20,300	676
Hanover Insurance Group Inc/The	5,817	767
HarborOne Bancorp Inc	10,720	112
HBT Financial Inc	2,200	43
HCI Group Inc	1,115	107
Heartland Financial USA Inc	7,875	346
Heritage Commerce Corp	13,600	111
Heritage Financial Corp/WA	8,071	146
Hilltop Holdings Inc	9,500	291
Hingham Institution For Savings The	300	51
Hippo Holdings Inc *	3,484	61
Home Bancorp Inc	1,800	65
Home BancShares Inc/AR	30,932	728
HomeStreet Inc	4,372	40
HomeTrust Bancshares Inc	4,102	113
Hope Bancorp Inc	19,295	203
Horace Mann Educators Corp	8,314	284
Horizon Bancorp Inc/IN	9,425	115
Houlihan Lokey Inc, Cl A	8,400	1,137
I3 Verticals Inc, Cl A *	4,800	94
Independent Bank Corp	8,020	407
Independent Bank Corp/MI	5,400	135
Independent Bank Group Inc	7,402	341
Interactive Brokers Group Inc, Cl A	18,127	2,279
International Bancshares Corp	9,850	560
International Money Express Inc *	5,400	113
Invesco Mortgage Capital Inc ‡	8,009	74
Investors Title Co	400	74
Jackson Financial Inc, Cl A	13,400	1,019
James River Group Holdings Ltd	8,200	64
Janus Henderson Group PLC	21,800	730
Jefferies Financial Group Inc	30,200	1,405

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
John Marshall Bancorp Inc	2,700	$47
Kearny Financial Corp/MD	10,929	62
Kemper Corp	9,673	579
Kinsale Capital Group Inc	3,600	1,381
KKR & Co Inc	113,963	11,720
KKR Real Estate Finance Trust Inc ‡	12,500	118
Ladder Capital Corp, Cl A ‡	15,962	178
Lakeland Financial Corp	4,757	295
Lazard Inc, Cl A	17,831	717
Lemonade Inc *	10,200	168
LendingClub Corp *	22,600	202
LendingTree Inc *	2,700	116
Lincoln National Corp	27,700	914
Live Oak Bancshares Inc	4,800	166
LPL Financial Holdings Inc	13,162	3,767
Macatawa Bank Corp	5,200	73
Markel Group Inc *	2,283	3,748
Marqeta Inc, Cl A *	76,800	409
MBIA Inc	10,982	62
Mercantile Bank Corp	3,557	136
Merchants Bancorp/IN	3,300	132
Mercury General Corp	3,878	217
Metrocity Bankshares Inc	3,800	94
Metropolitan Bank Holding Corp *	2,100	88
MFA Financial Inc ‡	16,624	178
MGIC Investment Corp	45,418	954
Mid Penn Bancorp Inc	3,200	68
Midland States Bancorp Inc	2,600	59
MidWestOne Financial Group Inc	3,169	68
Moelis & Co, Cl A	12,300	696
Morningstar Inc	4,220	1,216
Mr Cooper Group Inc *	10,471	873
MVB Financial Corp	2,400	45
National Bank Holdings Corp, Cl A	6,400	233
National Western Life Group Inc, Cl A	410	201
Navient Corp	17,000	256
NBT Bancorp Inc	8,508	316
NCR Atleos Corp *	12,941	360
Nelnet Inc, Cl A	2,731	283
NerdWallet Inc, Cl A *	5,800	81
New York Community Bancorp Inc	114,315	376
New York Mortgage Trust Inc ‡	22,559	134
NewtekOne Inc	4,600	63
Nexpoint Real Estate Finance Inc ‡	1,600	23
NI Holdings Inc *	2,300	36
Nicolet Bankshares Inc	2,200	177
NMI Holdings Inc, Cl A *	14,800	491
Northeast Bank	1,500	83
Northfield Bancorp Inc	10,205	90
Northrim BanCorp Inc	1,800	105
Northwest Bancshares Inc	18,579	203
NU Holdings Ltd/Cayman Islands, Cl A *	404,300	4,803
OceanFirst Financial Corp	13,468	203

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
OFG Bancorp	9,125	$339
Old National Bancorp/IN	50,433	862
Old Republic International Corp	43,544	1,384
Old Second Bancorp Inc	10,100	146
OmniAB Inc. *	2,598	—
OneMain Holdings Inc, Cl A	18,500	909
Open Lending Corp, Cl A *	23,800	154
Orange County Bancorp Inc	1,000	49
Orchid Island Capital Inc, Cl A ‡	7,420	63
Origin Bancorp Inc	5,000	156
Orrstown Financial Services Inc	700	18
Oscar Health Inc, Cl A *	30,600	611
P10 Inc, Cl A	8,600	69
Pacific Premier Bancorp Inc	14,636	326
Pagseguro Digital Ltd, Cl A *	31,200	382
Palomar Holdings Inc, Cl A *	4,700	399
Park National Corp	2,805	386
Parke Bancorp Inc	2,200	36
Pathward Financial Inc	5,400	288
Patria Investments Ltd, Cl A	10,800	140
Payoneer Global Inc *	44,700	268
Paysafe Ltd *	6,867	125
PCB Bancorp	2,600	40
Peapack-Gladstone Financial Corp	3,154	68
PennyMac Financial Services Inc	3,900	354
PennyMac Mortgage Investment Trust ‡	14,463	198
Peoples Bancorp Inc/OH	5,572	162
Peoples Financial Services Corp	1,600	62
Perella Weinberg Partners, Cl A	4,100	63
Pinnacle Financial Partners Inc	12,427	988
Pioneer Bancorp Inc/NY *	2,700	27
Piper Sandler Cos	3,177	673
PJT Partners Inc, Cl A	3,700	395
Popular Inc	11,656	1,038
PRA Group Inc *	7,658	165
Preferred Bank/Los Angeles CA	1,537	115
Premier Financial Corp	6,876	136
Primerica Inc	5,929	1,339
Primis Financial Corp	6,000	63
Priority Technology Holdings Inc *	1,600	7
ProAssurance Corp	11,625	167
PROG Holdings Inc	9,178	347
Prosperity Bancshares Inc	14,335	893
Provident Financial Services Inc	23,320	336
QCR Holdings Inc	2,600	147
Radian Group Inc	25,548	798
RBB Bancorp	2,600	48
Ready Capital Corp ‡	29,838	248
Red River Bancshares Inc	1,200	55
Redwood Trust Inc ‡	27,405	174
Regional Management Corp	1,700	47
Reinsurance Group of America Inc, Cl A	11,516	2,416
Remitly Global Inc *	21,000	273

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
RenaissanceRe Holdings Ltd	9,006	$2,052
Renasant Corp	11,160	336
Republic Bancorp Inc/KY, Cl A	1,998	103
Rithm Capital Corp ‡	77,588	870
RLI Corp	6,982	1,019
Robinhood Markets Inc, Cl A *	107,800	2,253
Rocket Cos Inc, Cl A *	21,000	292
Ryan Specialty Holdings Inc, Cl A	15,500	861
S&T Bancorp Inc	8,332	266
Safety Insurance Group Inc	3,131	242
Sandy Spring Bancorp Inc	7,010	164
Seacoast Banking Corp of Florida	14,981	355
SEI Investments Co †	16,719	1,132
Selective Insurance Group Inc	9,884	965
Selectquote Inc *	28,700	90
ServisFirst Bancshares Inc	8,100	501
Shift4 Payments Inc, Cl A *	8,800	592
Shore Bancshares Inc	8,800	100
Sierra Bancorp	2,978	63
Simmons First National Corp, Cl A	19,253	335
SiriusPoint Ltd *	16,300	214
Skyward Specialty Insurance Group Inc *	4,000	149
SLM Corp	36,820	790
SmartFinancial Inc	3,100	72
SoFi Technologies Inc *	155,800	1,075
South Plains Financial Inc	2,400	65
Southern First Bancshares Inc *	1,491	41
Southern Missouri Bancorp Inc	1,900	80
Southside Bancshares Inc	6,762	181
SouthState Corp	12,484	965
Starwood Property Trust Inc ‡	48,680	946
Stellar Bancorp Inc	9,840	222
StepStone Group Inc, Cl A	10,500	451
Sterling Bancorp Inc/MI *	2,158	11
Stewart Information Services Corp	4,541	287
Stifel Financial Corp	16,573	1,342
Stock Yards Bancorp Inc	4,502	211
StoneCo Ltd, Cl A *	47,400	656
StoneX Group Inc *	4,052	304
Synovus Financial Corp	23,792	944
Texas Capital Bancshares Inc *	8,823	532
TFS Financial Corp	12,343	163
Third Coast Bancshares Inc *	800	17
Tiptree Inc	5,100	89
Toast Inc, Cl A *	60,400	1,463
Tompkins Financial Corp	2,705	127
Towne Bank/Portsmouth VA	13,867	377
TPG Inc, Cl A	12,300	516
TPG RE Finance Trust Inc ‡	14,400	124
Tradeweb Markets Inc, Cl A	20,100	2,191
TriCo Bancshares	6,909	263
Triumph Financial Inc *	4,300	319
Trupanion Inc *	8,600	257

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TrustCo Bank Corp NY	4,325	$120
Trustmark Corp	9,039	263
Two Harbors Investment Corp ‡	20,110	258
UMB Financial Corp	6,945	573
United Bankshares Inc/WV	21,256	690
United Community Banks Inc/GA	21,618	555
United Fire Group Inc	4,171	93
Unity Bancorp Inc	100	3
Universal Insurance Holdings Inc	5,900	116
Univest Financial Corp	7,415	162
Unum Group	32,900	1,772
Upstart Holdings Inc *	14,400	356
USCB Financial Holdings Inc	2,200	27
UWM Holdings Corp	20,000	147
Valley National Bancorp	68,968	492
Value Line Inc	300	11
Velocity Financial Inc *	1,800	33
Veritex Holdings Inc	10,839	221
Victory Capital Holdings Inc, Cl A	5,500	286
Virtu Financial Inc, Cl A	12,200	268
Virtus Investment Partners Inc	1,158	265
Voya Financial Inc	16,300	1,236
WaFd Inc	11,619	325
Walker & Dunlop Inc	5,023	482
Washington Trust Bancorp Inc	3,870	102
Waterstone Financial Inc	4,000	48
Webster Financial Corp	28,529	1,262
WesBanco Inc	8,609	238
West BanCorp Inc	3,785	66
Westamerica BanCorp	4,955	242
Western Alliance Bancorp	17,861	1,126
Western Union Co/The	59,700	764
WEX Inc *	7,176	1,344
White Mountains Insurance Group Ltd	462	835
Wintrust Financial Corp	10,049	991
WisdomTree Inc	21,375	213
World Acceptance Corp *	976	125
WSFS Financial Corp	11,112	490
XP Inc, Cl A	55,200	1,048
Zions Bancorp NA	24,800	1,071

		209,189
Health Care — 11.2%
10X Genomics Inc, Cl A *	15,000	336
23andMe Holding Co, Cl A *	45,800	25
2seventy bio Inc *	8,200	35
4D Molecular Therapeutics *	7,700	185
89bio Inc *	12,200	96
Aadi Bioscience Inc *	2,900	5
Acadia Healthcare Co Inc *	14,987	1,032
ACADIA Pharmaceuticals Inc *	19,100	288
Accolade Inc *	11,200	79
Accuray Inc *	18,400	33
ACELYRIN Inc *	8,700	36

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Aclaris Therapeutics Inc *	15,900	$16
AdaptHealth Corp, Cl A *	15,400	146
Adaptive Biotechnologies *	23,700	82
Addus HomeCare Corp *	2,800	321
Adicet Bio Inc *	4,500	7
ADMA Biologics Inc *	40,800	390
Aerovate Therapeutics Inc *	2,200	38
Agenus *	2,865	45
agilon health Inc *	58,300	367
Agios Pharmaceuticals Inc *	9,400	342
AirSculpt Technologies Inc *	1,400	6
Akero Therapeutics Inc *	10,400	196
Akoya Biosciences Inc *	1,600	3
Aldeyra Therapeutics Inc *	9,200	36
Alector Inc *	13,000	64
Alignment Healthcare Inc *	17,000	134
Alkermes PLC *	26,953	631
Allogene Therapeutics Inc *	20,200	51
Allovir Inc *	7,300	6
Alnylam Pharmaceuticals Inc *	21,789	3,234
Alphatec Holdings Inc *	17,300	168
Altimmune Inc *	11,800	89
ALX Oncology Holdings Inc *	4,300	46
Amedisys Inc *	5,971	544
American Well Corp, Cl A *	43,300	18
Amicus Therapeutics Inc *	52,500	515
AMN Healthcare Services Inc *	5,809	325
Amneal Pharmaceuticals Inc *	23,588	158
Amphastar Pharmaceuticals Inc *	6,900	292
Amylyx Pharmaceuticals Inc *	9,000	15
AnaptysBio Inc *	4,800	115
Anavex Life Sciences Corp *	15,300	62
AngioDynamics Inc *	8,570	54
ANI Pharmaceuticals Inc *	2,500	162
Anika Therapeutics Inc *	3,070	79
Annexon *	17,700	85
Apellis Pharmaceuticals Inc *	17,400	683
Apogee Therapeutics Inc *	6,500	297
Arbutus Biopharma Corp *	16,700	56
Arcellx Inc *	6,800	354
Arcturus Therapeutics Holdings Inc *	3,100	120
Arcus Biosciences Inc *	10,600	160
Arcutis Biotherapeutics Inc *	7,000	59
Ardelyx Inc *	42,200	289
Arrowhead Pharmaceuticals Inc *	20,800	477
Artivion Inc *	8,545	202
Arvinas Inc *	8,600	285
Astrana Health Inc *	8,600	356
Astria Therapeutics *	10,800	102
Atara Biotherapeutics Inc *	20,600	12
Atea Pharmaceuticals Inc *	15,000	55
AtriCure Inc *	9,320	210
Atrion Corp	330	152

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Aura Biosciences Inc *	2,200	$16
Aurinia Pharmaceuticals Inc *	26,400	143
Avanos Medical Inc *	7,800	155
Avantor Inc *	117,851	2,838
Aveanna Healthcare Holdings Inc *	10,800	28
Avid Bioservices Inc *	13,800	112
Avidity Biosciences Inc *	13,400	360
Avista Public Acquisition Corp II, Cl W *	16,797	73
Avita Medical Inc *	5,000	48
Axogen Inc *	9,085	62
Axonics Inc *	7,900	530
Axsome Therapeutics Inc *	6,500	477
Azenta Inc *	9,603	485
Beam Therapeutics Inc *	13,500	322
BioCryst Pharmaceuticals Inc *	41,300	267
Biohaven Ltd *	12,350	433
BioLife Solutions Inc *	7,900	170
BioMarin Pharmaceutical Inc *	32,346	2,428
Biomea Fusion Inc *	3,900	41
Bioxcel Therapeutics Inc *	3,900	7
Bluebird Bio Inc *	14,400	13
Blueprint Medicines Corp *	10,400	1,098
Bridgebio Pharma Inc *	18,435	516
BrightSpring Health Services *	13,000	146
Brookdale Senior Living Inc, Cl A *	24,509	164
Bruker Corp	16,532	1,083
Butterfly Network Inc *	31,800	32
Cabaletta Bio Inc *	7,500	76
Cara Therapeutics Inc *	9,400	6
CareDx Inc *	11,500	150
CareMax Inc *	463	1
Cargo Therapeutics *	1,200	23
Caribou Biosciences Inc *	15,100	43
Cassava Sciences Inc *	8,700	192
Castle Biosciences Inc *	4,600	107
Catalyst Pharmaceuticals Inc *	19,700	319
Celcuity Inc *	1,000	16
Celldex Therapeutics Inc *	11,500	383
Century Therapeutics Inc *	2,500	7
Cerevel Therapeutics Holdings Inc *	12,700	517
Certara Inc *	17,764	301
Cerus Corp *	38,497	69
CG oncology *	3,000	98
Chemed Corp	2,545	1,411
Codexis Inc *	13,961	47
Cogent Biosciences Inc *	14,000	112
Coherus Biosciences Inc *	14,800	27
Collegium Pharmaceutical Inc *	4,900	162
Community Health Systems Inc *	28,329	112
CONMED Corp	5,708	436
Corcept Therapeutics Inc *	14,800	447
CorVel Corp *	1,534	368
Crinetics Pharmaceuticals Inc *	10,300	457

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cross Country Healthcare Inc *	7,179	$109
CryoPort Inc *	9,400	97
Cullinan Oncology Inc *	7,700	181
Cutera Inc *	3,900	8
CVRx Inc *	2,900	20
Cytek Biosciences Inc *	23,200	131
Cytokinetics Inc *	18,800	912
Day One Biopharmaceuticals Inc *	13,800	183
Deciphera Pharmaceuticals Inc *	8,900	227
Definitive Healthcare Corp, Cl A *	7,300	39
Denali Therapeutics Inc *	21,100	392
DENTSPLY SIRONA Inc	36,600	1,025
Design Therapeutics Inc *	7,800	32
Disc Medicine Inc, Cl A *	1,500	51
DocGo Inc *	13,700	40
Doximity Inc, Cl A *	19,300	535
Dynavax Technologies Corp, Cl A *	23,889	286
Dyne Therapeutics Inc *	13,000	414
Eagle Pharmaceuticals Inc/DE *	2,700	9
Edgewise Therapeutics Inc *	8,300	142
Editas Medicine Inc, Cl A *	15,400	80
Elanco Animal Health Inc *	81,700	1,444
Embecta Corp	13,400	166
Emergent BioSolutions Inc *	10,984	63
Enanta Pharmaceuticals Inc *	4,700	59
Encompass Health Corp	16,441	1,420
Enhabit Inc *	10,870	100
Enliven Therapeutics Inc *	4,600	104
Enovis Corp *	8,363	420
Ensign Group Inc/The	8,936	1,083
Entrada Therapeutics Inc *	4,200	65
Envista Holdings Corp *	26,400	511
Erasca Inc *	14,600	37
Evolent Health Inc, Cl A *	17,700	375
Evolus Inc *	11,000	142
Exact Sciences Corp *	29,726	1,351
Exelixis Inc *	50,200	1,089
EyePoint Pharmaceuticals Inc *	4,500	48
Fate Therapeutics Inc *	18,600	68
FibroGen Inc *	19,000	23
Foghorn Therapeutics Inc *	4,200	24
Fortrea Holdings Inc *	14,200	361
Fulgent Genetics Inc *	4,700	97
Genelux Corp *	4,800	13
Generation Bio Co *	9,900	31
Geron Corp *	98,170	349
Glaukos Corp *	7,649	862
Globus Medical Inc, Cl A *	19,658	1,319
Guardant Health Inc *	20,500	556
Haemonetics Corp *	8,047	677
Halozyme Therapeutics Inc *	21,158	937
Harmony Biosciences Holdings Inc *	5,300	156
Harrow Inc *	5,200	93

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Health Catalyst Inc *	12,300	$82
HealthEquity Inc *	14,500	1,184
HealthStream Inc	5,964	163
Heron Therapeutics Inc *	20,900	77
HilleVax Inc *	2,600	32
Hims & Hers Health Inc *	24,600	478
Humacyte Inc *	14,991	112
ICON PLC ADR *	14,100	4,580
ICU Medical Inc *	3,927	418
Ideaya Biosciences Inc *	11,900	435
IGM Biosciences Inc *	1,200	10
ImmunityBio Inc *	20,800	134
Immunovant Inc *	10,200	259
Inari Medical Inc *	8,500	425
Inmode Ltd *	15,300	293
Innovage Holding Corp *	3,900	17
Innoviva Inc *	9,309	147
Inogen Inc *	4,100	34
Insmed Inc *	24,300	1,338
Inspire Medical Systems Inc *	4,800	762
Integer Holdings Corp *	6,030	731
Integra LifeSciences Holdings Corp *	13,104	405
Intellia Therapeutics Inc *	16,400	351
Intra-Cellular Therapies Inc *	17,800	1,197
Ionis Pharmaceuticals Inc *	23,594	886
Iovance Biotherapeutics Inc *	38,300	340
iRadimed Corp	1,100	47
iRhythm Technologies Inc *	5,600	494
Ironwood Pharmaceuticals Inc, Cl A *	27,354	172
iTeos Therapeutics Inc *	4,600	77
Janux Therapeutics Inc *	2,800	150
Jazz Pharmaceuticals PLC *	10,200	1,074
Joint Corp/The *	3,000	45
KalVista Pharmaceuticals Inc *	4,700	55
Karyopharm Therapeutics Inc *	16,200	16
Keros Therapeutics Inc *	3,600	169
Kezar Life Sciences Inc *	7,900	5
Kiniksa Pharmaceuticals Ltd, Cl A *	6,700	127
Kodiak Sciences Inc *	7,600	24
Krystal Biotech Inc *	3,500	560
Kura Oncology Inc *	13,700	282
Kymera Therapeutics Inc *	7,600	244
Lantheus Holdings Inc *	11,000	900
LeMaitre Vascular Inc	2,600	205
Lexicon Pharmaceuticals Inc *	17,105	29
LifeStance Health Group Inc *	20,600	115
Ligand Pharmaceuticals Inc *	3,428	292
Liquidia Corp *	10,700	138
LivaNova PLC *	8,600	525
Longboard Pharmaceuticals Inc *	2,300	43
Lyell Immunopharma Inc *	33,800	94
MacroGenics Inc *	12,600	52
Madrigal Pharmaceuticals Inc *	2,700	638

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MannKind Corp *	56,200	$262
Maravai LifeSciences Holdings Inc, Cl A *	25,018	217
Marinus Pharmaceuticals Inc *	9,900	14
Masimo Corp *	7,093	883
MaxCyte Inc *	20,500	92
Medpace Holdings Inc *	4,100	1,584
MeiraGTx Holdings plc *	6,700	33
Merit Medical Systems Inc *	9,175	745
Mersana Therapeutics Inc *	15,600	36
Mesa Laboratories Inc	1,100	105
MiMedx Group Inc *	26,300	188
Mirum Pharmaceuticals Inc *	3,700	89
ModivCare Inc *	2,458	67
Monte Rosa Therapeutics Inc *	8,900	37
Morphic Holding Inc *	6,000	182
Multiplan Corp *	84,900	46
Mural Oncology PLC *	3,305	11
Myriad Genetics Inc *	14,226	324
Nano-X Imaging Ltd, Cl X *	11,200	94
Natera Inc *	18,400	1,960
National HealthCare Corp	1,994	211
National Research Corp, Cl A	3,212	90
Nautilus Biotechnology Inc, Cl A *	6,155	17
Neogen Corp *	35,012	460
NeoGenomics Inc *	18,300	251
Neurocrine Biosciences Inc *	16,900	2,288
Nevro Corp *	7,800	73
Nkarta Inc *	7,474	51
Novavax Inc *	17,168	258
Novocure Ltd *	21,000	462
Nurix Therapeutics Inc *	10,000	158
Nuvalent Inc, Cl A *	4,700	308
Nuvation Bio Inc *	34,000	105
Ocular Therapeutix Inc *	18,400	105
Olema Pharmaceuticals Inc *	7,200	70
Omnicell Inc *	9,312	303
OPKO Health Inc *	93,184	128
OptimizeRx Corp *	4,000	48
Option Care Health Inc *	27,327	815
OraSure Technologies Inc *	16,939	80
Organogenesis Holdings Inc, Cl A *	12,321	34
Organon & Co	41,800	892
ORIC Pharmaceuticals Inc *	4,300	39
Orthofix Medical Inc *	6,953	95
OrthoPediatrics Corp *	2,800	88
Outlook Therapeutics *	935	7
Outset Medical Inc *	10,800	40
Owens & Minor Inc *	11,239	196
Pacific Biosciences of California Inc *	46,800	84
Pacira BioSciences Inc *	6,545	199
Paragon 28 Inc *	5,500	42
Patterson Cos Inc	15,800	389
Pediatrix Medical Group Inc *	17,356	127

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pennant Group Inc/The *	6,468	$152
Penumbra Inc *	6,100	1,156
Perrigo Co PLC	21,400	589
PetIQ Inc, Cl A *	6,000	125
Phathom Pharmaceuticals Inc *	5,900	56
Phibro Animal Health Corp, Cl A	4,800	85
Phreesia Inc *	11,200	212
Pliant Therapeutics Inc *	11,200	136
PMV Pharmaceuticals Inc *	6,200	11
Precigen Inc *	21,300	30
Premier Inc, Cl A	18,700	354
Prestige Consumer Healthcare Inc *	7,979	513
Prime Medicine Inc *	7,800	51
Privia Health Group Inc *	21,500	373
PROCEPT BioRobotics Corp *	7,200	478
Progyny Inc *	15,000	404
ProKidney Corp, Cl A *	12,200	42
Protagonist Therapeutics Inc *	10,100	284
Prothena Corp PLC *	7,900	164
PTC Therapeutics Inc *	12,600	458
Pulmonx Corp *	6,600	48
QIAGEN NV	38,307	1,657
Quanterix Corp *	7,000	112
Quantum-Si Inc *	21,500	33
QuidelOrtho Corp *	10,071	445
R1 RCM Inc *	27,900	359
RadNet Inc *	9,300	545
Rallybio Corp *	700	1
RAPT Therapeutics Inc *	5,700	23
Recursion Pharmaceuticals Inc, Cl A *	27,400	227
REGENXBIO Inc *	9,300	133
Relay Therapeutics Inc *	15,500	99
Repay Holdings Corp, Cl A *	14,200	138
Repligen Corp *	9,322	1,390
Replimune Group Inc *	7,600	40
Revance Therapeutics Inc *	15,800	45
REVOLUTION Medicines Inc *	23,304	893
Rhythm Pharmaceuticals Inc *	8,800	314
Rigel Pharmaceuticals Inc *	37,059	36
Rocket Pharmaceuticals Inc *	11,300	241
Roivant Sciences Ltd *	58,000	601
Royalty Pharma PLC, Cl A	62,500	1,713
RxSight Inc *	4,500	263
Sage Therapeutics Inc *	10,700	119
Sana Biotechnology Inc *	18,300	137
Sangamo Therapeutics Inc *	28,370	16
Sarepta Therapeutics Inc *	15,400	2,000
Savara Inc *	24,200	99
Scholar Rock Holding Corp *	7,400	69
Schrodinger Inc/United States *	9,700	209
Scilex Holding Co *(A)	12,212	124
Seer Inc, Cl A *	8,800	16
Select Medical Holdings Corp	18,665	645

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Seres Therapeutics Inc *	15,900	$16
Sharecare Inc *	64,600	53
Shockwave Medical Inc *	6,200	2,077
SI-BONE Inc *	7,300	103
SIGA Technologies Inc	10,000	75
Sight Sciences Inc *	2,400	16
Silk Road Medical Inc *	7,600	165
Simulations Plus Inc	1,700	82
Sotera Health Co *	20,424	228
SpringWorks Therapeutics Inc *	12,100	502
STAAR Surgical Co *	7,378	306
Stoke Therapeutics Inc *	4,300	63
Summit Therapeutics Inc *	30,800	268
Supernus Pharmaceuticals Inc *	10,100	274
Surgery Partners Inc *	12,000	331
Surmodics Inc *	3,044	128
Sutro Biopharma Inc *	9,400	40
Syndax Pharmaceuticals Inc *	11,200	216
Tactile Systems Technology Inc *	4,900	62
Tandem Diabetes Care Inc *	11,900	610
Tango Therapeutics Inc *	5,100	35
Taro Pharmaceutical Industries Ltd *	2,200	94
Tarsus Pharmaceuticals Inc *	3,700	122
Teladoc Health Inc *	30,540	343
Tenaya Therapeutics Inc *	3,000	13
Tenet Healthcare Corp *	16,900	2,285
Terns Pharmaceuticals Inc *	14,200	85
TG Therapeutics Inc *	25,500	416
Theravance Biopharma Inc *	12,845	111
TransMedics Group Inc *	5,000	682
Travere Therapeutics Inc *	13,800	102
Treace Medical Concepts Inc *	6,200	36
TruBridge Inc *	3,302	31
Twist Bioscience Corp *	9,900	415
Tyra Biosciences Inc *	2,600	42
UFP Technologies Inc *	1,000	260
Ultragenyx Pharmaceutical Inc *	12,400	498
United Therapeutics Corp *	7,864	2,164
UroGen Pharma Ltd *	5,900	78
US Physical Therapy Inc	2,826	290
Utah Medical Products Inc	1,000	68
Vanda Pharmaceuticals Inc *	11,800	60
Varex Imaging Corp *	8,600	133
Vaxcyte Inc *	18,700	1,314
Veeva Systems Inc, Cl A *	24,993	4,355
Ventyx Biosciences Inc *	9,300	44
Vera Therapeutics Inc, Cl A *	6,700	255
Veracyte Inc *	14,200	295
Vericel Corp *	8,200	391
Verve Therapeutics Inc *	10,000	52
Vicarious Surgical Inc, Cl A *	12,000	4
Viemed Healthcare Inc *	11,500	85
Viking Therapeutics Inc *	17,300	1,077

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vir Biotechnology Inc *	13,100	$135
Viridian Therapeutics Inc *	6,300	75
WaVe Life Sciences Ltd *	16,300	101
Xencor Inc *	10,000	238
Xeris Biopharma Holdings Inc *	29,100	66
Y-mAbs Therapeutics Inc *	8,800	106
Zentalis Pharmaceuticals Inc *	10,300	122
Zimvie Inc *	4,800	80
Zymeworks Inc *	10,600	90
Zynex Inc *	4,180	42

		130,063
Industrials — 17.5%
3D Systems Corp *	27,947	98
AAON Inc	11,075	831
AAR Corp *	6,229	442
ABM Industries Inc	10,455	494
ACCO Brands Corp	22,029	112
Acuity Brands Inc	5,225	1,356
ACV Auctions Inc, Cl A *	19,600	350
Advanced Drainage Systems Inc	11,800	2,047
AECOM	23,148	2,022
AeroVironment Inc *	4,825	975
AerSale Corp *	7,700	58
AGCO Corp	10,423	1,119
Air Lease Corp, Cl A	16,831	802
Air Transport Services Group Inc *	11,236	152
Alamo Group Inc	1,535	292
Alaska Air Group Inc *	20,600	866
Albany International Corp, Cl A	4,898	430
Alight Inc, Cl A *	66,600	516
Allegiant Travel Co, Cl A	3,450	184
Allient Inc	2,650	72
Allison Transmission Holdings Inc	14,776	1,120
Alta Equipment Group Inc	4,403	37
Ameresco Inc, Cl A *	7,079	259
American Woodmark Corp *	2,284	197
API Group Corp *	34,100	1,215
Apogee Enterprises Inc	3,911	254
Applied Industrial Technologies Inc	6,361	1,228
ArcBest Corp	3,790	400
Archer Aviation Inc, Cl A *	32,200	105
Arcosa Inc	7,813	687
Argan Inc	2,979	210
Aris Water Solutions Inc, Cl A	4,200	65
Armstrong World Industries Inc	7,177	831
Array Technologies Inc *	28,987	411
Astec Industries Inc	2,763	90
Astronics Corp *	3,874	80
Astronics Corp, Cl B *	2,395	47
Atkore Inc	6,200	943
Atmus Filtration Technologies Inc *	14,500	447
Avis Budget Group Inc	3,260	371
AZEK Co Inc/The, Cl A *	24,100	1,156

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AZZ Inc	5,396	$453
Babcock & Wilcox Enterprises Inc *	11,900	14
Barnes Group Inc	8,952	345
Barrett Business Services Inc	734	97
Beacon Roofing Supply Inc *	10,370	1,006
Blade Air Mobility Inc *	12,600	38
Blink Charging Co *	8,500	26
Bloom Energy Corp, Cl A *	36,800	601
Blue Bird Corp *	4,392	250
BlueLinx Holdings Inc *	1,900	195
Boise Cascade Co	6,770	929
Booz Allen Hamilton Holding Corp, Cl A	22,265	3,389
Bowman Consulting Group Ltd, Cl A *	3,000	97
BrightView Holdings Inc *	9,600	133
Brink's Co/The	7,406	765
Brookfield Business Corp, Cl A	6,500	134
BWX Technologies Inc	15,324	1,412
CACI International Inc, Cl A *	3,732	1,584
Cadre Holdings Inc	3,700	121
Carlisle Cos Inc	8,377	3,504
Casella Waste Systems Inc, Cl A *	9,191	925
CBIZ Inc *	7,445	564
CECO Environmental Corp *	5,900	148
ChargePoint Holdings Inc *	55,200	93
Chart Industries Inc *	7,072	1,111
Cimpress PLC *	3,499	289
Clarivate PLC *	75,700	431
Clean Harbors Inc *	8,676	1,879
CNH Industrial NV	164,500	1,737
Columbus McKinnon Corp/NY	3,665	143
Comfort Systems USA Inc	6,191	2,027
CompX International Inc	400	10
Concentrix Corp	7,081	434
Concrete Pumping Holdings Inc *	3,900	28
Conduent Inc *	39,300	138
Construction Partners Inc, Cl A *	7,400	431
Core & Main Inc, Cl A *	30,600	1,761
CoreCivic Inc *‡	20,002	321
Costamare Inc	11,500	184
Covenant Logistics Group Inc, Cl A	1,400	67
CRA International Inc	905	159
Crane Co	7,929	1,182
CSG Systems International Inc	6,117	264
CSW Industrials Inc	2,500	636
Curtiss-Wright Corp	6,578	1,860
Custom Truck One Source Inc *	14,400	69
Deluxe Corp	10,154	231
Desktop Metal Inc, Cl A *	41,564	23
Distribution Solutions Group Inc *	400	13
DNOW Inc *	17,300	252
Donaldson Co Inc	20,246	1,492
Douglas Dynamics Inc	5,222	130
Driven Brands Holdings Inc *	12,800	147

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ducommun Inc *	2,400	$140
Dun & Bradstreet Holdings Inc	50,600	485
DXP Enterprises Inc/TX *	1,462	73
Dycom Industries Inc *	4,607	829
EMCOR Group Inc	8,087	3,143
Encore Wire Corp	2,403	694
Energy Recovery Inc *	12,100	163
Energy Vault Holdings Inc *	13,900	18
Enerpac Tool Group Corp, Cl A	7,942	312
EnerSys	6,583	710
Ennis Inc	5,288	111
Enovix Corp *	27,300	290
Enpro Inc	3,368	516
Enviri Corp *	16,828	149
Eos Energy Enterprises Inc *	21,400	15
Esab Corp	9,262	952
ESCO Technologies Inc	3,977	434
ESS Tech Inc *	18,100	13
ExlService Holdings Inc *	26,315	786
Exponent Inc	8,172	777
Federal Signal Corp	9,747	897
Ferguson PLC	34,500	7,098
First Advantage Corp	11,600	186
Flowserve Corp	21,600	1,074
Fluence Energy Inc, Cl A *	12,400	312
Fluor Corp *	23,300	1,011
Forrester Research Inc *	2,464	44
Fortune Brands Innovations Inc	21,200	1,485
Forward Air Corp	5,318	89
Franklin Covey Co *	1,404	52
Franklin Electric Co Inc	7,481	744
Frontier Group Holdings Inc *	9,200	50
FTAI Aviation Ltd	16,300	1,374
FTAI Infrastructure Inc	19,500	167
FTC Solar Inc *	4,100	2
FTI Consulting Inc *	5,568	1,196
FuelCell Energy Inc *	85,700	77
Gates Industrial Corp PLC *	28,400	495
GATX Corp	5,752	794
Genco Shipping & Trading Ltd	7,300	164
Genpact Ltd	29,350	970
GEO Group Inc/The *	21,385	311
Gibraltar Industries Inc *	5,560	420
Global Industrial Co	2,900	100
GMS Inc *	6,600	620
Golden Ocean Group Ltd	20,100	289
Gorman-Rupp Co/The	3,377	117
Graco Inc	27,905	2,253
GrafTech International Ltd	46,100	76
Granite Construction Inc	7,834	488
Great Lakes Dredge & Dock Corp *	14,980	137
Greenbrier Cos Inc/The	5,023	278
Griffon Corp	6,637	448

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
GXO Logistics Inc *	19,390	$974
H&E Equipment Services Inc	5,525	262
Hawaiian Holdings Inc *	12,480	170
Hayward Holdings Inc *	20,100	291
Healthcare Services Group Inc *	17,339	187
Heartland Express Inc	9,772	111
HEICO Corp	7,518	1,667
HEICO Corp, Cl A	13,682	2,403
Heidrick & Struggles International Inc	4,552	156
Helios Technologies Inc	5,877	294
Herc Holdings Inc	4,567	663
Hertz Global Holdings Inc *	26,900	117
Hexcel Corp	13,998	964
Hillenbrand Inc	12,780	594
Hillman Solutions Corp *	33,100	304
HireRight Holdings Corp *	5,200	74
HNI Corp	8,962	422
Hub Group Inc, Cl A	9,924	428
Hudson Technologies Inc *	5,300	47
Huron Consulting Group Inc *	2,911	257
Hyliion Holdings Corp *	27,400	41
Hyster-Yale Inc	2,002	145
IBEX Holdings Ltd *	1,200	19
ICF International Inc	3,368	481
IES Holdings Inc *	1,700	259
Insperity Inc	5,724	542
Insteel Industries Inc	4,141	136
Interface Inc, Cl A	7,545	122
ITT Inc	13,863	1,842
Janus International Group Inc *	13,100	182
JELD-WEN Holding Inc *	14,300	222
JetBlue Airways Corp *	63,181	353
Joby Aviation Inc *	48,200	235
John Bean Technologies Corp	5,031	481
Kadant Inc	2,125	608
Karat Packaging Inc	1,000	29
KBR Inc	22,345	1,467
Kelly Services Inc, Cl A	3,895	85
Kennametal Inc	15,814	407
Kforce Inc	3,237	200
Kirby Corp *	10,526	1,307
Knight-Swift Transportation Holdings Inc, Cl A	26,127	1,261
Korn Ferry	9,458	624
Kratos Defense & Security Solutions Inc *	24,316	529
Landstar System Inc	5,944	1,082
Legalzoom.com Inc *	21,900	192
Lennox International Inc	5,629	2,829
Leonardo DRS Inc *	11,400	268
Li-Cycle Holdings Corp *	32,100	17
Limbach Holdings Inc *	900	51
Lincoln Electric Holdings Inc	9,433	1,852
Lindsay Corp	1,927	221

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Liquidity Services Inc *	5,922	$116
LSI Industries Inc	7,400	117
Luxfer Holdings PLC	7,600	94
Lyft Inc, Cl A *	62,200	971
Manitowoc Co Inc/The *	7,787	97
ManpowerGroup Inc	7,956	594
Marten Transport Ltd	9,729	172
MasTec Inc *	10,182	1,143
Masterbrand Inc *	22,700	379
Matson Inc	5,552	712
Matthews International Corp, Cl A	6,813	193
Maximus Inc	9,916	854
McGrath RentCorp	4,548	496
MDU Resources Group Inc	33,032	834
Mercury Systems Inc *	8,023	248
Microvast Holdings Inc *	5,200	2
Middleby Corp/The *	8,925	1,151
Miller Industries Inc/TN	2,311	140
MillerKnoll Inc	13,407	370
Montrose Environmental Group Inc *	5,900	277
Moog Inc, Cl A	4,624	783
MRC Global Inc *	18,112	241
MSA Safety Inc	6,544	1,178
MSC Industrial Direct Co Inc, Cl A	7,703	662
Mueller Industries Inc	18,316	1,079
Mueller Water Products Inc, Cl A	24,112	448
MYR Group Inc *	3,079	477
National Presto Industries Inc	1,091	81
NEXTracker Inc, Cl A *	21,400	1,181
Nikola Corp *	117,100	60
NL Industries Inc	2,000	15
Northwest Pipe Co *	2,600	92
NuScale Power Corp *	6,900	60
NV5 Global Inc *	2,000	188
nVent Electric PLC	28,600	2,327
Omega Flex Inc	600	36
OPENLANE Inc *	16,029	276
Oshkosh Corp	10,817	1,230
Owens Corning	14,960	2,709
Pangaea Logistics Solutions Ltd	2,100	17
Park Aerospace Corp	5,082	71
Parsons Corp *	6,400	487
Paycor HCM Inc *	10,900	135
Paylocity Holding Corp *	7,000	995
Pitney Bowes Inc	41,300	224
Planet Labs PBC *	38,700	72
Plug Power Inc *	103,700	345
Powell Industries Inc	1,564	281
Preformed Line Products Co	690	93
Primoris Services Corp	9,147	501
Proto Labs Inc *	6,099	189
Quad/Graphics Inc, Cl A	6,600	31
Quanex Building Products Corp	6,965	230

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Radiant Logistics Inc *	12,400	$66
RB Global Inc	31,133	2,263
RBC Bearings Inc *	4,695	1,386
Regal Rexnord Corp	11,138	1,666
Resideo Technologies Inc *	23,300	503
Resources Connection Inc	6,981	80
REV Group Inc	4,200	115
Rocket Lab USA Inc *	52,300	229
Rush Enterprises Inc, Cl A	9,347	422
Rush Enterprises Inc, Cl B	1,050	44
RXO Inc *	21,890	447
Ryder System Inc	7,200	875
Safe Bulkers Inc	12,300	70
Saia Inc *	4,592	1,880
Schneider National Inc, Cl B	11,200	252
Science Applications International Corp	8,776	1,182
Sensata Technologies Holding PLC	24,800	1,025
SES AI Corp *	24,300	30
Shoals Technologies Group Inc, Cl A *	31,600	249
Shyft Group Inc/The	7,900	100
Simpson Manufacturing Co Inc	6,943	1,152
SiteOne Landscape Supply Inc *	7,400	1,146
Skillsoft Corp *	480	5
SkyWest Inc *	6,322	472
Spirit AeroSystems Holdings Inc, Cl A *	20,975	636
Spirit Airlines Inc	22,647	83
SPX Technologies Inc *	7,194	1,003
SS&C Technologies Holdings Inc	38,118	2,365
Standex International Corp	2,129	358
Steelcase Inc, Cl A	20,157	275
Stem Inc *	32,700	43
Stericycle Inc *	15,100	778
Sterling Check Corp *	3,600	55
Sterling Infrastructure Inc *	4,800	590
Sun Country Airlines Holdings Inc *	4,900	52
SunPower Corp, Cl A *	18,336	61
Sunrun Inc *	33,210	480
Tennant Co	3,238	332
Terex Corp	10,670	637
Tetra Tech Inc	8,842	1,852
Thermon Group Holdings Inc *	6,882	232
Timken Co/The	10,009	870
Titan International Inc *	10,800	89
Titan Machinery Inc *	4,312	81
Toro Co/The	17,500	1,403
TPI Composites Inc *	7,500	41
Transcat Inc *	1,600	204
TransUnion	33,694	2,423
Trex Co Inc *	18,260	1,579
TriNet Group Inc	5,151	536
Trinity Industries Inc	14,342	451
Triumph Group Inc *	14,496	205
TrueBlue Inc *	8,328	90

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TTEC Holdings Inc	4,227	$27
Tutor Perini Corp *	8,051	178
UFP Industries Inc	9,865	1,179
U-Haul Holding Co *	1,900	120
U-Haul Holding Co, Cl B	16,600	1,009
UniFirst Corp/MA	2,840	450
Universal Logistics Holdings Inc	1,900	83
Upwork Inc *	18,600	197
V2X Inc *	2,679	129
Valmont Industries Inc	3,414	858
Velo3D Inc *	21,200	3
Verra Mobility Corp, Cl A *	21,200	565
Vertiv Holdings Co, Cl A	59,200	5,806
Vestis Corp	18,250	225
Viad Corp *	4,271	149
Vicor Corp *	3,800	133
Virgin Galactic Holdings Inc *	51,300	44
VSE Corp	2,500	205
Wabash National Corp	8,041	182
Watsco Inc	5,859	2,782
Watts Water Technologies Inc, Cl A	4,456	887
Werner Enterprises Inc	11,890	447
WESCO International Inc	7,365	1,322
Willdan Group Inc *	2,400	78
WillScot Mobile Mini Holdings Corp, Cl A *	32,111	1,266
Woodward Inc	10,042	1,873
Xometry Inc, Cl A *	7,000	107
XPO Inc *	18,990	2,032
Zurn Elkay Water Solutions Corp	24,026	752

		202,850
Information Technology — 16.9%
8x8 Inc *	25,314	69
908 Devices Inc *	5,300	33
A10 Networks Inc	13,400	203
ACI Worldwide Inc *	17,312	623
ACM Research Inc, Cl A *	7,200	156
Adeia Inc	21,950	260
ADTRAN Holdings Inc	15,797	88
Advanced Energy Industries	6,019	647
Aehr Test Systems *	5,100	59
Aeva Technologies *	4,560	15
Agilysys Inc *	3,900	372
Akoustis Technologies Inc *	8,400	2
Alarm.com Holdings Inc *	7,700	504
Alkami Technology Inc *	6,400	176
Allegro MicroSystems Inc *	11,700	353
Alpha & Omega Semiconductor Ltd *	4,800	141
Altair Engineering Inc, Cl A *	8,800	769
Ambarella Inc *	6,845	399
Amdocs Ltd	19,668	1,554
American Software Inc/GA, Cl A	7,072	73
Amkor Technology Inc	17,938	585
Amplitude Inc, Cl A *	13,700	122

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Appfolio Inc, Cl A *	3,100	$708
Appian Corp, Cl A *	6,000	170
Applied Digital Corp *	8,300	35
AppLovin Corp, Cl A *	35,100	2,860
Arlo Technologies Inc *	19,252	274
Arrow Electronics Inc *	9,225	1,211
Asana Inc, Cl A *	12,000	157
ASGN Inc *	7,669	720
Aspen Technology Inc *	4,570	963
Atlassian Corp, Cl A *	26,841	4,210
Atomera Inc *	3,500	15
Aurora Innovation Inc, Cl A *	60,200	144
AvePoint Inc *	19,300	174
Aviat Networks Inc *	2,100	65
Avnet Inc	14,799	808
Axcelis Technologies Inc *	5,250	591
Badger Meter Inc	4,824	931
Bel Fuse Inc, Cl B	2,100	143
Belden Inc	6,523	624
Benchmark Electronics Inc	6,630	286
Bentley Systems Inc, Cl B	34,300	1,723
BigCommerce Holdings Inc *	14,700	121
BILL Holdings Inc *	16,977	884
Bit Digital Inc *	20,100	50
Blackbaud Inc *	6,855	534
BlackLine Inc *	9,100	434
Box Inc, Cl A *	22,600	616
Braze Inc, Cl A *	8,300	313
Brightcove Inc *	9,610	20
C3.ai Inc, Cl A *	12,700	376
Calix Inc *	11,245	401
Cambium Networks Corp *	1,999	6
CCC Intelligent Solutions Holdings Inc *	70,800	792
Cerence Inc *	8,510	29
CEVA Inc *	5,138	102
Ciena Corp *	24,786	1,194
Cipher Mining Inc *	7,900	29
Cirrus Logic Inc *	9,095	1,043
Cleanspark Inc *	31,900	513
Clear Secure Inc, Cl A	16,500	279
Clearfield Inc *	2,600	99
Cloudflare Inc, Cl A *	51,200	3,466
Cognex Corp	28,716	1,307
Coherent Corp *	21,601	1,233
Cohu Inc *	8,336	269
CommScope Holding Co Inc *	46,000	66
CommVault Systems Inc *	7,784	837
Comtech Telecommunications Corp *	5,832	15
Confluent Inc, Cl A *	31,700	823
Consensus Cloud Solutions Inc *	3,585	68
Corsair Gaming Inc *	6,200	72
Couchbase Inc *	7,800	177
Crane NXT Co	7,629	482

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Credo Technology Group Holding Ltd *	21,200	$553
Crowdstrike Holdings Inc, Cl A *	36,621	11,487
CS Disco Inc *	5,000	29
CTS Corp	4,245	225
Daily Journal Corp *	300	114
Daktronics Inc *	4,000	45
Datadog Inc, Cl A *	48,055	5,295
Digi International Inc *	7,601	185
Digimarc Corp *	2,876	77
Digital Turbine Inc *	20,700	39
DigitalOcean Holdings Inc *	11,600	430
Diodes Inc *	7,142	529
DocuSign Inc, Cl A *	33,980	1,860
Dolby Laboratories Inc, Cl A	10,104	819
Domo Inc, Cl B *	6,432	43
DoubleVerify Holdings Inc *	23,800	433
Dropbox Inc, Cl A *	44,200	996
DXC Technology Co *	33,400	519
Dynatrace Inc *	45,400	2,076
DZS Inc *	3,800	6
E2open Parent Holdings Inc *	23,200	108
Eastman Kodak Co *	9,600	51
eGain Corp *	4,900	30
Elastic NV *	13,200	1,373
Enfusion Inc, Cl A *	4,900	46
Entegris Inc	25,930	3,276
Envestnet Inc *	8,952	586
ePlus Inc *	5,176	387
Everbridge Inc *	5,700	198
EverCommerce Inc *	7,100	68
Evolv Technologies Holdings Inc *	18,900	54
Expensify Inc, Cl A *	10,900	16
Extreme Networks Inc *	24,087	269
Fabrinet *	6,115	1,465
FARO Technologies Inc *	4,508	84
Fastly Inc, Cl A *	23,900	187
Five9 Inc *	11,600	542
FormFactor Inc *	12,319	674
Freshworks Inc, Cl A *	25,800	332
Gitlab Inc, Cl A *	15,900	750
GLOBALFOUNDRIES Inc *	16,800	823
Globant SA *	6,900	1,112
GoDaddy Inc, Cl A *	24,545	3,427
Grid Dynamics Holdings Inc *	11,600	110
Guidewire Software Inc *	13,469	1,534
Hackett Group Inc/The	5,700	127
Harmonic Inc *	20,694	253
HashiCorp Inc, Cl A *	18,500	621
HubSpot Inc *	7,973	4,872
Ichor Holdings Ltd *	4,000	152
Impinj Inc *	4,200	687
indie Semiconductor Inc, Cl A *	27,400	183
Infinera Corp *	41,084	235

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Informatica Inc, Cl A *	6,200	$179
Information Services Group Inc	8,000	26
Insight Enterprises Inc *	4,698	918
Instructure Holdings Inc *	2,600	58
Intapp Inc *	8,000	287
InterDigital Inc	4,817	549
IonQ Inc *	29,900	244
IPG Photonics Corp *	5,700	494
Itron Inc *	7,411	797
Jamf Holding Corp *	14,900	237
Kimball Electronics Inc *	5,693	130
Knowles Corp *	15,300	268
Kulicke & Soffa Industries Inc	10,100	461
Kyndryl Holdings Inc *	37,300	993
Lattice Semiconductor Corp *	22,862	1,697
Lightwave Logic Inc *	27,900	86
Littelfuse Inc	4,031	1,034
LivePerson Inc *	14,991	10
LiveRamp Holdings Inc *	10,174	318
Lumentum Holdings Inc *	12,570	547
MACOM Technology Solutions Holdings Inc *	9,225	933
Manhattan Associates Inc *	10,780	2,367
Marathon Digital Holdings Inc *	37,600	734
Marvell Technology Inc	146,912	10,109
Matterport Inc *	53,700	236
Maxeon Solar Technologies Ltd *	5,000	9
MaxLinear Inc, Cl A *	13,444	239
MeridianLink Inc *	5,300	98
Methode Electronics Inc	6,784	80
MicroStrategy Inc, Cl A *	2,553	3,892
MicroVision Inc *	35,100	41
Mirion Technologies Inc, Cl A *	35,300	383
Mitek Systems Inc *	9,100	114
MKS Instruments Inc	11,123	1,408
Model N Inc *	7,600	227
MongoDB Inc, Cl A *	11,600	2,738
N-able Inc/US *	11,350	152
Napco Security Technologies Inc	6,500	323
Navitas Semiconductor Corp, Cl A *	20,200	79
nCino Inc *	13,700	418
NCR Voyix Corp *	25,883	341
NETGEAR Inc *	6,692	92
NetScout Systems Inc *	14,158	291
NextNav Inc *	3,100	24
nLight Inc *	10,600	139
Novanta Inc *	5,862	951
Nutanix Inc, Cl A *	42,600	2,356
NVE Corp	900	70
Okta Inc, Cl A *	26,804	2,377
Olo Inc, Cl A *	22,100	101
ON24 Inc *	6,100	36
OneSpan Inc *	2,002	26

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Onto Innovation Inc *	8,572	$1,858
Ooma Inc *	6,900	60
OSI Systems Inc *	2,368	340
PagerDuty Inc *	13,915	264
Palantir Technologies Inc, Cl A *	331,400	7,185
PAR Technology Corp *	5,800	259
PC Connection Inc	2,231	151
PDF Solutions Inc *	6,753	237
Pegasystems Inc	7,636	439
Perficient Inc *	6,700	497
Photronics Inc *	9,129	250
Plexus Corp *	4,328	477
Power Integrations Inc	9,178	698
PowerSchool Holdings Inc, Cl A *	9,800	210
Procore Technologies Inc *	13,600	913
Progress Software Corp	8,458	428
PROS Holdings Inc *	6,599	195
Pure Storage Inc, Cl A *	49,800	3,002
Q2 Holdings Inc *	10,100	614
Qualys Inc *	6,400	900
Rackspace Technology Inc *	11,600	23
Rambus Inc *	17,910	990
Rapid7 Inc *	9,700	351
Red Violet Inc *	1,100	23
Ribbon Communications Inc *	13,520	42
Rimini Street Inc *	10,000	26
RingCentral Inc, Cl A *	13,600	465
Riot Platforms Inc *	30,100	293
Rogers Corp *	3,093	365
Sanmina Corp *	9,066	621
Sapiens International Corp NV	7,000	235
ScanSource Inc *	3,396	161
SEMrush Holdings Inc, Cl A *	6,100	93
Semtech Corp *	11,575	450
SentinelOne Inc, Cl A *	41,200	693
Silicon Laboratories Inc *	5,182	654
SiTime Corp *	3,300	402
SkyWater Technology Inc *	1,700	13
SMART Global Holdings Inc *	8,600	177
SmartRent Inc, Cl A *	30,500	72
Smartsheet Inc, Cl A *	21,100	781
Snowflake Inc, Cl A *	54,100	7,367
SolarWinds Corp	7,850	91
SoundHound AI Inc, Cl A *	27,700	140
SoundThinking Inc *	1,400	23
Sprinklr Inc, Cl A *	17,700	198
Sprout Social Inc, Cl A *	8,800	287
SPS Commerce Inc *	6,058	1,139
Squarespace Inc, Cl A *	10,800	475
Synaptics Inc *	6,387	599
TD SYNNEX Corp	12,081	1,581
Tenable Holdings Inc *	18,700	789
Teradata Corp *	16,100	525

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Terawulf Inc *	14,200	$31
Thoughtworks Holding Inc *	20,500	57
TTM Technologies Inc *	17,487	325
Tucows Inc, Cl A *	2,200	50
Turtle Beach Corp *	4,000	66
Twilio Inc, Cl A *	28,442	1,633
Ubiquiti Inc	700	100
UiPath Inc, Cl A *	63,700	781
Ultra Clean Holdings Inc *	7,652	355
Unisys Corp *	15,183	65
Unity Software Inc *	48,700	890
Universal Display Corp	7,951	1,397
Varonis Systems Inc, Cl B *	17,300	743
Veeco Instruments Inc *	7,610	309
Verint Systems Inc *	8,850	263
Veritone Inc *	5,500	16
Viant Technology Inc, Cl A *	2,600	25
Viasat Inc *	18,256	308
Viavi Solutions Inc *	38,900	293
Vishay Intertechnology Inc	20,317	480
Vishay Precision Group Inc *	3,164	107
Vontier Corp	25,800	1,031
Vuzix Corp *	14,200	19
Weave Communications Inc *	2,600	23
Wolfspeed Inc *	19,923	512
Workday Inc, Cl A *	34,566	7,309
Workiva Inc, Cl A *	8,000	616
Xerox Holdings Corp	18,000	253
Xperi Inc *	9,580	84
Yext Inc *	25,100	127
Zeta Global Holdings Corp, Cl A *	24,000	392
Zoom Video Communications Inc, Cl A *	45,021	2,762
Zscaler Inc *	15,500	2,634
Zuora Inc, Cl A *	26,300	267

		195,218
Materials — 4.5%
5E Advanced Materials Inc *	8,300	12
AdvanSix Inc	5,900	140
Alcoa Corp	31,600	1,399
Alpha Metallurgical Resources Inc	2,000	631
American Vanguard Corp	6,799	59
AptarGroup Inc	10,966	1,620
Arcadium Lithium PLC *	167,060	740
Arch Resources Inc	2,800	487
Ardagh Metal Packaging SA	48,350	191
Ashland Inc	9,008	902
Aspen Aerogels Inc *	11,300	338
ATI Inc *	21,200	1,300
Avient Corp	14,132	631
Axalta Coating Systems Ltd *	36,800	1,310
Balchem Corp	5,188	797
Berry Global Group Inc	19,841	1,188
Cabot Corp	9,032	924

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Carpenter Technology Corp	7,801	$865
Century Aluminum Co *	6,197	114
Chemours Co/The	24,200	601
Clearwater Paper Corp *	3,751	199
Cleveland-Cliffs Inc *	83,560	1,444
Coeur Mining Inc *	58,261	335
Commercial Metals Co	19,241	1,084
Compass Minerals International Inc	7,840	102
Constellium SE, Cl A *	23,100	501
Crown Holdings Inc	17,751	1,494
Danimer Scientific Inc *	15,100	12
Eagle Materials Inc	6,083	1,414
Ecovyst Inc *	11,300	105
Element Solutions Inc	36,700	882
Ginkgo Bioworks Holdings Inc *	243,600	129
Glatfelter Corp *	10,271	17
Graphic Packaging Holding Co	50,817	1,439
Greif Inc, Cl A	4,419	287
Greif Inc, Cl B	1,300	85
Hawkins Inc	2,746	240
Haynes International Inc	2,823	166
HB Fuller Co	8,733	695
Hecla Mining Co	93,668	552
Huntsman Corp	27,624	685
i-80 Gold Corp *	38,100	41
Ingevity Corp *	5,400	264
Innospec Inc	4,513	590
Intrepid Potash Inc *	1,860	50
Ivanhoe Electric Inc / US *	9,500	108
Kaiser Aluminum Corp	2,754	269
Knife River Corp *	9,083	642
Koppers Holdings Inc	2,573	114
Kronos Worldwide Inc	5,084	72
Louisiana-Pacific Corp	10,542	966
LSB Industries Inc *	8,300	81
Materion Corp	3,774	432
Mativ Holdings Inc	10,288	185
Metallus Inc *	5,104	123
Minerals Technologies Inc	6,224	540
MP Materials Corp *	18,100	294
Myers Industries Inc	8,418	133
NewMarket Corp	1,097	587
Novagold Resources Inc *	42,600	167
O-I Glass Inc *	24,300	308
Olin Corp	20,316	1,092
Olympic Steel Inc	1,927	100
Origin Materials Inc *	27,300	32
Orion SA	10,400	259
Pactiv Evergreen Inc	8,700	107
Perimeter Solutions SA *	19,300	147
Piedmont Lithium Inc *	3,100	40
PureCycle Technologies Inc *	26,000	135
Quaker Chemical Corp	2,534	460

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Radius Recycling Inc, Cl A	5,956	$102
Ramaco Resources Inc, Cl A	5,500	78
Ramaco Resources Inc, Cl B	1,100	12
Ranpak Holdings Corp, Cl A *	8,300	52
Rayonier Advanced Materials Inc *	13,917	79
Reliance Inc	9,938	2,989
Royal Gold Inc	10,902	1,397
RPM International Inc	21,488	2,409
Ryerson Holding Corp	4,900	116
Scotts Miracle-Gro Co/The, Cl A	7,859	548
Sealed Air Corp	23,600	917
Sensient Technologies Corp	6,635	515
Silgan Holdings Inc	13,560	641
Sonoco Products Co	16,121	989
Southern Copper Corp	14,276	1,694
SSR Mining Inc	42,600	227
Stepan Co	3,925	342
Summit Materials Inc, Cl A *	19,465	752
SunCoke Energy Inc	18,646	197
Sylvamo Corp	5,300	378
Tredegar Corp	5,341	29
TriMas Corp	6,476	172
Trinseo PLC	8,900	34
Tronox Holdings PLC	20,000	396
United States Lime & Minerals Inc	400	137
United States Steel Corp	36,500	1,400
Valhi Inc	500	10
Warrior Met Coal Inc	8,200	561
Westlake Corp	5,310	853
Worthington Steel Inc	5,702	188

		52,668
Real Estate — 5.2%
Acadia Realty Trust ‡	13,739	237
Agree Realty Corp ‡	16,347	993
Alexander & Baldwin Inc ‡	10,291	173
Alexander's Inc ‡	488	104
American Assets Trust Inc ‡	7,791	169
American Homes 4 Rent, Cl A ‡	58,500	2,108
Americold Realty Trust Inc ‡	50,400	1,344
Anywhere Real Estate Inc *	23,502	96
Apartment Income REIT Corp ‡	24,300	942
Apartment Investment and Management Co, Cl A *‡	23,300	184
Apple Hospitality REIT Inc ‡	34,500	498
Armada Hoffler Properties Inc ‡	13,800	156
Braemar Hotels & Resorts Inc ‡	13,600	38
Brandywine Realty Trust ‡	38,639	178
Brixmor Property Group Inc ‡	49,700	1,119
Broadstone Net Lease Inc, Cl A ‡	28,600	439
BRT Apartments Corp ‡	2,400	42
CareTrust REIT Inc ‡	18,353	469
CBL & Associates Properties Inc ‡	6,700	148
Centerspace ‡	3,403	232

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chatham Lodging Trust ‡	10,435	$88
City Office REIT Inc ‡	11,000	54
Clipper Realty Inc ‡	3,500	14
Community Healthcare Trust Inc ‡	5,400	127
Compass Inc, Cl A *	63,100	237
COPT Defense Properties ‡	17,730	437
Cousins Properties Inc ‡	24,345	563
CTO Realty Growth Inc ‡	4,254	76
CubeSmart ‡	37,522	1,588
Cushman & Wakefield PLC *	28,400	316
DiamondRock Hospitality Co ‡	37,807	320
DigitalBridge Group Inc	25,598	349
Diversified Healthcare Trust ‡	48,507	118
Douglas Elliman Inc	16,217	18
Douglas Emmett Inc ‡	28,985	404
Easterly Government Properties Inc, Cl A ‡	19,500	231
EastGroup Properties Inc ‡	7,985	1,319
Elme Communities ‡	16,513	254
Empire State Realty Trust Inc, Cl A ‡	17,400	166
EPR Properties ‡	11,851	486
Equity Commonwealth *‡	17,044	329
Equity LifeStyle Properties Inc ‡	31,264	1,962
Essential Properties Realty Trust Inc ‡	25,000	669
eXp World Holdings Inc	13,900	156
Farmland Partners Inc ‡	10,300	112
First Industrial Realty Trust Inc ‡	21,953	1,034
Forestar Group Inc *	3,867	132
Four Corners Property Trust Inc ‡	17,319	423
FRP Holdings Inc *	2,876	88
Gaming and Leisure Properties Inc ‡	43,031	1,932
Getty Realty Corp ‡	9,189	254
Gladstone Commercial Corp ‡	8,919	128
Gladstone Land Corp ‡	7,000	94
Global Medical REIT Inc ‡	15,000	139
Global Net Lease Inc ‡	33,762	253
Healthcare Realty Trust Inc, Cl A ‡	62,505	1,014
Highwoods Properties Inc ‡	16,368	425
Howard Hughes Holdings Inc *	6,117	406
Hudson Pacific Properties Inc ‡	27,870	137
Independence Realty Trust Inc ‡	35,201	588
Innovative Industrial Properties Inc, Cl A ‡	4,400	474
InvenTrust Properties Corp ‡	12,100	300
JBG SMITH Properties ‡	16,100	232
Jones Lang LaSalle Inc *	7,947	1,606
Kennedy-Wilson Holdings Inc	21,529	220
Kilroy Realty Corp ‡	19,043	639
Kite Realty Group Trust ‡	35,321	774
Lamar Advertising Co, Cl A ‡	14,597	1,724
LTC Properties Inc ‡	5,917	204
LXP Industrial Trust, Cl B ‡	45,190	384
Macerich Co/The ‡	39,545	598
Marcus & Millichap Inc	5,100	165
Medical Properties Trust Inc ‡	93,362	500

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
National Health Investors Inc ‡	6,464	$427
National Storage Affiliates Trust ‡	12,800	468
NET Lease Office Properties ‡	2,895	69
NETSTREIT Corp ‡	14,600	253
Newmark Group Inc, Cl A	18,505	193
NexPoint Residential Trust Inc ‡	4,900	180
NNN REIT Inc ‡	30,243	1,263
Office Properties Income Trust ‡	10,391	24
Omega Healthcare Investors Inc ‡	40,757	1,318
One Liberty Properties Inc ‡	3,662	86
Opendoor Technologies Inc *	103,100	225
Orion Office REIT Inc ‡	11,900	45
Outfront Media Inc ‡	26,909	389
Paramount Group Inc ‡	42,000	191
Park Hotels & Resorts Inc ‡	34,459	547
Peakstone Realty Trust ‡	5,500	68
Pebblebrook Hotel Trust ‡	23,625	334
Phillips Edison & Co Inc ‡	19,000	607
Piedmont Office Realty Trust Inc, Cl A ‡	28,566	208
Plymouth Industrial REIT Inc ‡	7,000	146
Postal Realty Trust Inc, Cl A ‡	2,600	35
PotlatchDeltic Corp ‡	12,642	540
Rayonier Inc ‡	24,153	725
RE/MAX Holdings Inc, Cl A	4,200	34
Redfin Corp *	23,300	150
Retail Opportunity Investments Corp ‡	18,259	229
Rexford Industrial Realty Inc ‡	35,400	1,606
RLJ Lodging Trust ‡	21,954	219
RMR Group Inc/The, Cl A	4,170	98
Ryman Hospitality Properties Inc ‡	9,960	1,046
Sabra Health Care REIT Inc ‡	36,820	537
Safehold Inc ‡	9,727	188
Saul Centers Inc ‡	2,644	96
Service Properties Trust ‡	28,741	155
SITE Centers Corp ‡	28,907	417
SL Green Realty Corp ‡	10,283	545
St Joe Co/The	5,200	294
STAG Industrial Inc ‡	30,156	1,057
Star Holdings *‡	2,282	29
Stratus Properties Inc *	1,200	29
Summit Hotel Properties Inc ‡	23,629	145
Sun Communities Inc ‡	21,221	2,504
Sunstone Hotel Investors Inc ‡	32,338	332
Tanger Inc ‡	16,149	448
Tejon Ranch Co *	4,876	89
Terreno Realty Corp ‡	16,263	920
UMH Properties Inc ‡	9,500	144
Uniti Group Inc ‡	49,560	157
Universal Health Realty Income Trust ‡	3,116	117
Urban Edge Properties ‡	22,700	402
Veris Residential Inc ‡	12,567	192
Vornado Realty Trust ‡	28,900	709
Whitestone REIT, Cl B ‡	12,377	161

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WP Carey Inc ‡	38,100	$2,149
Xenia Hotels & Resorts Inc ‡	18,000	261
Zillow Group Inc, Cl A *	8,791	353
Zillow Group Inc, Cl C *	25,797	1,056

		60,138
Utilities — 1.6%
ALLETE Inc	8,970	567
Altus Power Inc, Cl A *	9,800	40
American States Water Co	5,774	425
Artesian Resources Corp, Cl A	2,184	78
Avangrid Inc	11,050	398
Avista Corp	11,952	442
Black Hills Corp	10,802	610
Brookfield Infrastructure Corp, Cl A	19,250	663
Brookfield Renewable Corp, Cl A	21,316	672
California Water Service Group	9,041	451
Chesapeake Utilities Corp	3,815	427
Clearway Energy Inc, Cl A	7,800	200
Clearway Energy Inc, Cl C	12,500	350
Consolidated Water Co Ltd	4,100	111
Essential Utilities Inc	44,337	1,673
Genie Energy Ltd, Cl B	4,700	72
Global Water Resources Inc	2,800	36
Hawaiian Electric Industries Inc	21,858	240
IDACORP Inc, Cl Rights	8,224	785
MGE Energy Inc	6,614	530
Middlesex Water Co	2,901	156
Montauk Renewables Inc *	11,500	62
National Fuel Gas Co	14,488	828
New Jersey Resources Corp	15,694	682
Northwest Natural Holding Co	7,076	265
Northwestern Energy Group Inc	9,446	491
OGE Energy Corp	33,176	1,204
ONE Gas Inc	8,800	542
Ormat Technologies Inc	8,534	644
Otter Tail Corp	6,646	601
PNM Resources Inc	13,617	522
Portland General Electric Co	16,400	731
Pure Cycle Corp *	5,900	55
SJW Group	4,764	261
Southwest Gas Holdings Inc	9,941	771
Spire Inc	9,603	589
Sunnova Energy International Inc *	19,800	104
UGI Corp	34,396	875
Unitil Corp	3,558	190
York Water Co/The	2,952	109

		18,452
Total Common Stock
(Cost $753,811) ($ Thousands)		1,134,821

Description	Shares	Market Value ($ Thousands)
REGISTERED INVESTMENT COMPANY — 0.0%
NexPoint Diversified Real Estate Trust	6,362	$35
Total Registered Investment Company

(Cost $78) ($ Thousands)		35

	Number of Rights
RIGHTS — 0.0%
Novartis AG CVR *‡‡	10,960	4
Tobira Therapeutics CVR, Expires 12/31/2028 *(B)	2,300	–
Total Rights
(Cost $—) ($ Thousands)		4

	Number of Warrants
WARRANT — 0.0%
Danimer Scientific, Expires 05/06/2029*	5,033	–

Total Warrant
(Cost $—) ($ Thousands)		–

	Shares
AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
5.430% **†(C)	18,000	18

Total Affiliated Partnership
(Cost $—) ($ Thousands)		18

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Institutional Class
5.170%**†	26,720,302	26,720
Total Cash Equivalent
(Cost $26,720) ($ Thousands)		26,720
Total Investments in Securities — 100.4%
(Cost $780,609) ($ Thousands)		$1,161,598

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Extended Market Index Fund (Concluded)

A list of the open futures contracts held by the Fund at May 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Russell 2000 Index E-MINI	23	Jun-2024	$2,428	$2,387	$(41)
Russell 2000 Index E-MINI	140	Jun-2024	13,944	14,530	586
S&P 500 Index E-MINI	15	Jun-2024	3,824	3,972	148
S&P Mid Cap 400 Index E-MINI	7	Jun-2024	2,103	2,095	(8)
S&P Mid Cap 400 Index E-MINI	2	Jun-2024	583	598	15
			$22,882	$23,582	$700

Percentages are based on Net Assets of $1,156,719 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2024.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at May 31, 2024.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of May 31, 2024 was $18 ($ Thousands).

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)		Level 3 ($)(1)		Total ($)
Common Stock	1,134,798	23		–		1,134,821
Registered Investment Company	35	–		–		35
Rights	4	–		–	^	4
Warrant	–	–	^	–		–	^
Affiliated Partnership	–	18		–		18
Cash Equivalent	26,720	–		–		26,720
Total Investments in Securities	1,161,557	41		–	^	1,161,598

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	749	–	–	749
Unrealized Depreciation	(49)	–	–	(49)
Total Other Financial Instruments	700	–	–	700

^	This category includes securities with a value of $—.

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2024	Income	Capital Gains
SEI Investments Co	$1,178	$48	$(320)	$99	$127	$1,132	$18	$—
SEI Liquidity Fund, LP	35,481	203,443	(238,896)	(14)	4	18	994	—
SEI Daily Income Trust, Government Fund, Institutional Class	4,902	261,683	(239,865)	—	—	26,720	1,229	—
Totals	$41,561	$465,174	$(479,081)	$85	$131	$27,870	$2,241	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Small Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.3%

Communication Services — 1.5%
AMC Networks Inc, Cl A *	9,100	$158
Anterix Inc *	1,880	63
AST SpaceMobile Inc, Cl A *	24,754	205
Bandwidth Inc, Cl A *	3,690	74
Cardlytics Inc *	9,069	79
EW Scripps Co/The, Cl A *	19,660	54
IDT Corp, Cl B	6,700	272
Lions Gate Entertainment Corp, Cl A *	48,386	402
Marcus Corp/The	11,500	123
MediaAlpha Inc, Cl A *	3,510	62
Nexstar Media Group Inc, Cl A	3,600	597
Playtika Holding Corp	17,700	155
PubMatic Inc, Cl A *	22,434	491
Shutterstock Inc	5,100	207
Sinclair Inc	6,360	90
Spok Holdings Inc	12,110	184
Thryv Holdings Inc *	6,540	138
Vimeo Inc *	57,080	221
Yelp Inc, Cl A *	3,040	112

		3,687
Consumer Discretionary — 11.2%
2U Inc *	200,459	56
Aaron's Co Inc/The	43,518	369
Academy Sports & Outdoors Inc	6,900	398
Accel Entertainment Inc, Cl A *	7,810	77
Arhaus Inc, Cl A	12,823	241
AutoNation Inc *	470	80
Beazer Homes USA Inc *	3,321	95
Biglari Holdings Inc, Cl B *	1,024	204
Birkenstock Holding Plc *	4,321	246
BJ's Restaurants Inc *	5,660	198
Bloomin' Brands Inc	20,000	436
Build-A-Bear Workshop Inc	15,060	408
Cava Group Inc *	4,170	386
Century Casinos Inc *	20,573	55
Chuy's Holdings Inc *	4,803	128
Cooper-Standard Holdings Inc *	6,054	80
Crocs Inc *	3,100	483
Denny's Corp *	11,040	81
Designer Brands Inc, Cl A	12,590	127
Destination XL Group Inc *	19,844	70
Dillard's Inc, Cl A	230	103
Dine Brands Global Inc	6,020	238
Dream Finders Homes Inc, Cl A *	10,785	306
Duolingo Inc, Cl A *	985	189
Dutch Bros Inc, Cl A *	6,858	243
Funko Inc, Cl A *	9,440	85
Gap Inc/The	8,745	253
Genesco Inc *	6,000	171
Gentex Corp	2,290	80
G-III Apparel Group Ltd *	14,600	439

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Goodyear Tire & Rubber Co/The *	16,500	$203
Graham Holdings Co, Cl B	110	83
Grand Canyon Education Inc *	1,450	207
Group 1 Automotive Inc	2,400	746
H&R Block Inc	14,240	707
Haverty Furniture Cos Inc	8,470	241
Hibbett Inc	6,100	528
Hooker Furnishings Corp	18,994	330
Hovnanian Enterprises Inc, Cl A *	1,700	244
Inspired Entertainment Inc *	12,905	118
Installed Building Products Inc	4,095	868
J Jill Inc	2,090	70
KB Home	3,182	225
Kontoor Brands Inc	4,214	309
Latham Group Inc *	35,977	139
Laureate Education Inc, Cl A	7,410	116
La-Z-Boy Inc	10,900	409
Lear Corp	1,600	201
Legacy Housing Corp *	7,648	178
Levi Strauss & Co, Cl A	11,625	279
Lindblad Expeditions Holdings Inc *	11,068	86
M/I Homes Inc *	4,100	512
Marine Products Corp	11,117	114
Marriott Vacations Worldwide Corp	1,150	104
MasterCraft Boat Holdings Inc *	9,270	196
Meritage Homes Corp	3,200	564
Modine Manufacturing Co *	14,575	1,471
Movado Group Inc	2,468	65
Murphy USA Inc	700	307
Nordstrom Inc	11,100	245
ODP Corp/The *	7,100	278
OneSpaWorld Holdings Ltd *	19,194	298
Patrick Industries Inc	1,489	171
Penske Automotive Group Inc	1,200	183
Perdoceo Education Corp	27,069	609
Playa Hotels & Resorts NV *	23,800	203
PlayAGS Inc *	46,185	533
Polaris Inc	2,200	184
Potbelly Corp *	38,099	341
PulteGroup Inc	340	40
PVH Corp	4,100	492
Ralph Lauren Corp, Cl A	1,094	204
Rocky Brands Inc	1,995	78
Rush Street Interactive Inc *	8,560	77
Sally Beauty Holdings Inc *	12,500	152
SharkNinja Inc	3,966	304
Shoe Carnival Inc	2,400	91
Signet Jewelers Ltd	4,900	537
Sleep Number Corp *	5,584	84
Standard Motor Products Inc	2,250	69
Stitch Fix Inc, Cl A *	79,945	197
Strategic Education Inc	1,923	218
Stride Inc *	2,410	165

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sturm Ruger & Co Inc	1,260	$56
Sweetgreen Inc, Cl A *	10,476	322
Taylor Morrison Home Corp, Cl A *	3,780	219
Texas Roadhouse Inc, Cl A	8,969	1,549
Thor Industries Inc	2,100	208
Toll Brothers Inc	1,728	210
Tri Pointe Homes Inc *	24,200	937
Universal Technical Institute Inc *	2,920	46
Upbound Group Inc, Cl A	12,090	397
Williams-Sonoma Inc	300	88
Wingstop Inc	2,558	943
Winmark Corp	245	87
Winnebago Industries Inc	5,300	329
WW International Inc *	32,100	53
Wyndham Hotels & Resorts Inc	5,275	373
Xponential Fitness Inc, Cl A *	38,861	352

		27,867
Consumer Staples — 4.7%
Albertsons Cos Inc, Cl A	7,500	155
Andersons Inc/The	1,890	99
BellRing Brands Inc *	2,808	163
Cal-Maine Foods Inc	2,550	157
Casey's General Stores Inc	3,422	1,135
Central Garden & Pet Co *	1,840	80
Central Garden & Pet Co, Cl A *	2,937	110
Coca-Cola Consolidated Inc	666	653
Dole PLC	5,190	64
elf Beauty Inc *	2,912	544
Energizer Holdings Inc	8,500	243
Flowers Foods Inc	8,250	192
Fresh Del Monte Produce Inc	11,300	264
Freshpet Inc *	2,407	316
Ingles Markets Inc, Cl A	8,467	619
Ingredion Inc	7,390	869
J & J Snack Foods Corp	800	130
John B Sanfilippo & Son Inc	990	100
Lancaster Colony Corp	950	176
Natural Grocers by Vitamin Cottage Inc	36,479	787
Nature's Sunshine Products Inc *	5,161	79
Oil-Dri Corp of America	460	38
Pilgrim's Pride Corp *	9,699	349
Post Holdings Inc *	2,380	254
PriceSmart Inc	3,820	322
Primo Water Corp	7,270	164
Reynolds Consumer Products Inc	3,110	88
Seaboard Corp	18	60
SpartanNash Co	13,530	266
Spectrum Brands Holdings Inc	2,700	242
Sprouts Farmers Market Inc *	20,138	1,591
Turning Point Brands Inc	1,340	44
Universal Corp/VA	2,120	102
USANA Health Sciences Inc *	880	42
Village Super Market Inc, Cl A	19,571	595

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vita Coco Co Inc/The *	1,850	$54
Vital Farms Inc *	7,810	323
WD-40 Co	560	126
Weis Markets Inc	1,120	73

		11,668
Energy — 6.2%
Antero Resources Corp *	7,260	259
Archrock Inc	13,765	279
Ardmore Shipping Corp	3,430	77
Berry Corp	84,200	587
Cactus Inc, Cl A	6,135	315
California Resources Corp	9,149	433
Centrus Energy Corp, Cl A *	3,238	161
Chord Energy Corp	3,239	600
Clean Energy Fuels Corp *	28,070	88
CNX Resources Corp *	21,100	555
CONSOL Energy Inc	2,900	301
DHT Holdings Inc	50,140	607
DMC Global Inc *	4,836	63
Dorian LPG Ltd	2,444	124
Excelerate Energy Inc, Cl A	21,290	379
Expro Group Holdings NV *	10,464	230
FutureFuel Corp	84,850	363
Gulfport Energy Corp *	4,120	667
Helmerich & Payne Inc	9,900	377
International Seaways Inc	6,326	407
Kodiak Gas Services Inc	6,805	187
Liberty Energy Inc, Cl A	17,700	437
Matador Resources Co	9,765	620
Nordic American Tankers Ltd	15,420	64
Overseas Shipholding Group Inc, Cl A	10,130	86
Patterson-UTI Energy Inc	17,600	194
PBF Energy Inc, Cl A	12,600	584
Peabody Energy Corp	13,800	342
Ranger Energy Services Inc, Cl A	28,139	297
REX American Resources Corp *	4,887	244
Riley Exploration Permian Inc	9,467	276
RPC Inc	26,190	179
Scorpio Tankers Inc	4,319	354
SFL Corp Ltd	20,800	298
SM Energy Co	10,176	513
Solaris Oilfield Infrastructure Inc, Cl A	15,672	143
Southwestern Energy Co *	21,400	161
TechnipFMC PLC	9,479	248
Teekay Corp *	67,700	663
Teekay Tankers Ltd, Cl A	5,464	398
Tidewater Inc *	3,382	349
US Silica Holdings Inc *	17,200	266
VAALCO Energy Inc	103,010	657
Vitesse Energy Inc	1,890	48
Weatherford International PLC *	2,595	312

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
World Kinect Corp	18,000	$474

		15,266
Financials — 17.9%
1st Source Corp	1,130	58
Acacia Research Corp *	2,982	17
AFC Gamma Inc ‡	18,437	217
Affiliated Managers Group Inc	2,990	486
Alerus Financial Corp	16,356	316
Amalgamated Financial Corp	18,547	469
A-Mark Precious Metals Inc	7,000	266
Ambac Financial Group Inc *	16,298	289
American Financial Group Inc/OH	1,890	245
AMERISAFE Inc	1,350	59
Apollo Commercial Real Estate Finance Inc ‡	18,100	183
Arbor Realty Trust Inc ‡	15,600	213
AssetMark Financial Holdings Inc *	7,796	268
Associated Banc-Corp	30,700	658
Assurant Inc	900	156
Atlantic Union Bankshares Corp	12,200	398
Atlanticus Holdings Corp *	6,256	161
AvidXchange Holdings Inc *	7,600	80
Axis Capital Holdings Ltd	3,540	262
Banco Latinoamericano de Comercio Exterior SA, Cl E	11,543	346
BayCom Corp	5,424	109
BCB Bancorp Inc	10,300	103
Brighthouse Financial Inc *	3,600	160
Camden National Corp	6,200	201
Capital Bancorp Inc	4,501	91
Capital City Bank Group Inc	3,460	94
Carter Bankshares Inc *	8,661	110
Cass Information Systems Inc	11,900	504
Cathay General Bancorp	8,600	317
Cboe Global Markets Inc	1,840	318
City Holding Co	590	60
Civista Bancshares Inc	12,710	182
CNB Financial Corp/PA	12,530	243
CNO Financial Group Inc	37,500	1,076
Coastal Financial Corp/WA *	7,670	340
Community Trust Bancorp Inc	12,020	506
Crawford & Co, Cl A	17,504	159
CrossFirst Bankshares Inc *	11,541	151
Customers Bancorp Inc *	5,300	240
Diamond Hill Investment Group Inc	3,680	552
Dime Community Bancshares Inc	6,000	111
Donegal Group Inc, Cl A	11,319	150
Donnelley Financial Solutions Inc *	1,470	90
eHealth Inc *	40,032	237
Employers Holdings Inc	9,550	403
Enact Holdings Inc	2,120	65
Enova International Inc *	1,660	102
Equity Bancshares Inc, Cl A	8,700	293

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Esquire Financial Holdings Inc	10,105	$462
Essent Group Ltd	4,210	239
Euronet Worldwide Inc *	1,790	209
Evercore Inc, Cl A	858	174
Everest Group Ltd	780	305
EVERTEC Inc	5,300	185
FactSet Research Systems Inc	440	178
Federal Agricultural Mortgage Corp, Cl C	560	98
Financial Institutions Inc	9,710	171
First BanCorp/Puerto Rico	15,500	275
First Busey Corp	9,500	215
First Business Financial Services Inc	9,400	320
First Commonwealth Financial Corp	12,500	169
First Community Bankshares Inc	7,670	266
First Financial Corp/IN	10,770	399
FirstCash Holdings Inc	7,340	865
FNB Corp/PA	20,700	285
FS KKR Capital Corp	14,600	299
Fulton Financial Corp	15,700	264
GCM Grosvenor Inc, Cl A	3,680	37
Genworth Financial Inc, Cl A *	44,700	281
Great Southern Bancorp Inc	3,250	171
Greenlight Capital Re Ltd, Cl A *	2,380	32
Hamilton Lane Inc, Cl A	10,076	1,264
Hancock Whitney Corp	6,500	304
Hanmi Financial Corp	18,010	284
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡	7,851	261
Hanover Insurance Group Inc/The	1,520	201
HBT Financial Inc	14,495	283
HCI Group Inc	2,437	234
HomeTrust Bancshares Inc	8,029	222
Hope Bancorp Inc	26,100	275
Horace Mann Educators Corp	2,580	88
Independent Bank Corp/MI	24,960	625
International Money Express Inc *	21,344	445
Invesco Mortgage Capital Inc ‡	7,650	71
Investors Title Co	90	17
Jackson Financial Inc, Cl A	6,600	502
James River Group Holdings Ltd	7,440	58
Kinsale Capital Group Inc	1,035	397
LendingTree Inc *	11,891	511
Macatawa Bank Corp	26,442	372
Mercantile Bank Corp	15,235	584
Merchants Bancorp/IN	6,290	252
Mercury General Corp	6,816	381
Meridian Corp	11,600	120
Metrocity Bankshares Inc	3,136	77
Mid Penn Bancorp Inc	10,460	224
MidCap Financial Investment Corp	21,366	344
Midland States Bancorp Inc	17,320	393
Moneylion Inc *	2,571	253
Mr Cooper Group Inc *	9,450	788

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NerdWallet Inc, Cl A *	4,890	$68
New Mountain Finance Corp	20,100	253
New York Community Bancorp Inc	45,370	149
New York Mortgage Trust Inc ‡	25,900	154
NMI Holdings Inc, Cl A *	800	27
Northeast Community Bancorp Inc	11,200	191
Northrim BanCorp Inc	8,388	490
Oaktree Specialty Lending Corp	13,100	256
OFG Bancorp	25,480	947
Old National Bancorp/IN	14,400	246
Old Republic International Corp	8,530	271
Old Second Bancorp Inc	14,600	211
Orrstown Financial Services Inc	6,748	176
Oscar Health Inc, Cl A *	10,599	212
Pathward Financial Inc	1,680	90
Patria Investments Ltd, Cl A	3,930	51
Paysafe Ltd *	15,956	290
PCB Bancorp	10,100	154
PennantPark Investment Corp	55,400	415
Peoples Bancorp Inc/OH	2,690	78
Peoples Financial Services Corp	1,641	64
Perella Weinberg Partners, Cl A	3,480	54
Piper Sandler Cos	2,158	457
PJT Partners Inc, Cl A	1,760	188
Ponce Financial Group Inc *	11,272	105
Popular Inc	10,360	922
Preferred Bank/Los Angeles CA	1,747	131
Primis Financial Corp	6,000	63
Regional Management Corp	19,565	538
Reinsurance Group of America Inc, Cl A	1,600	336
RenaissanceRe Holdings Ltd	1,310	298
Republic Bancorp Inc/KY, Cl A	7,816	405
Rithm Capital Corp ‡	31,400	352
RLI Corp	320	47
Ryan Specialty Holdings Inc, Cl A	4,080	227
Safety Insurance Group Inc	970	75
Security National Financial Corp, Cl A *	6,860	55
Selective Insurance Group Inc	2,160	211
Selectquote Inc *	100,220	313
Sierra Bancorp	10,120	213
Simmons First National Corp, Cl A	11,930	207
Sixth Street Specialty Lending Inc	17,500	385
Skyward Specialty Insurance Group Inc *	6,968	260
SmartFinancial Inc	1,290	30
South Plains Financial Inc	1,070	29
Southern Missouri Bancorp Inc	1,609	68
Stellar Bancorp Inc	3,341	75
StepStone Group Inc, Cl A	12,731	547
Stifel Financial Corp	15,350	1,243
StoneX Group Inc *	190	14
Synovus Financial Corp	5,800	230
Towne Bank/Portsmouth VA	9,100	247
TPG Inc, Cl A	700	29

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TPG RE Finance Trust Inc ‡	30,260	$260
United Fire Group Inc	1,610	36
Universal Insurance Holdings Inc	32,990	650
Univest Financial Corp	8,630	188
Victory Capital Holdings Inc, Cl A	7,126	371
Virtu Financial Inc, Cl A	11,974	263
WaFd Inc	10,000	280
Waterstone Financial Inc	5,698	69
WesBanco Inc	530	15
Westamerica BanCorp	1,290	63
Western Union Co/The	4,140	53
White Mountains Insurance Group Ltd	122	220
WisdomTree Inc	24,674	246
World Acceptance Corp *	4,246	546

		44,250
Health Care — 13.4%
Accolade Inc *	9,060	64
ACELYRIN Inc *	33,159	137
Addus HomeCare Corp *	930	107
Adicet Bio Inc *	39,470	57
ADMA Biologics Inc *	36,982	353
Agios Pharmaceuticals Inc *	3,060	111
Aldeyra Therapeutics Inc *	77,401	299
Alector Inc *	12,403	61
Alkermes PLC *	15,490	362
Allogene Therapeutics Inc *	29,740	74
Altimmune Inc *	14,540	109
AMN Healthcare Services Inc *	3,300	185
Amphastar Pharmaceuticals Inc *	2,720	115
Amylyx Pharmaceuticals Inc *	34,210	59
AnaptysBio Inc *	2,300	55
ANI Pharmaceuticals Inc *	4,828	313
Anika Therapeutics Inc *	2,900	74
Apogee Therapeutics Inc *	3,743	171
Arcellx Inc *	2,070	108
Arcutis Biotherapeutics Inc *	25,340	212
ARS Pharmaceuticals Inc *	6,660	59
Assertio Holdings Inc *	54,362	54
Atrion Corp	170	78
Avidity Biosciences Inc *	6,926	186
BioAtla Inc *	21,628	33
Blueprint Medicines Corp *	4,210	444
Brookdale Senior Living Inc, Cl A *	42,219	283
CareDx Inc *	18,989	247
Castle Biosciences Inc *	3,790	88
Catalyst Pharmaceuticals Inc *	15,200	246
Celcuity Inc *	1,380	22
Chemed Corp	456	253
Coherus Biosciences Inc *	29,330	53
Collegium Pharmaceutical Inc *	9,870	327
Community Health Systems Inc *	19,710	78
CorVel Corp *	640	154
Crinetics Pharmaceuticals Inc *	7,226	321

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cross Country Healthcare Inc *	2,170	$33
Day One Biopharmaceuticals Inc *	3,620	48
Dyne Therapeutics Inc *	7,302	233
Eagle Pharmaceuticals Inc/DE *	48,328	168
Editas Medicine Inc, Cl A *	30,780	160
Embecta Corp	12,520	155
Emergent BioSolutions Inc *	41,130	234
Encompass Health Corp	6,717	580
Ensign Group Inc/The	11,350	1,376
Entrada Therapeutics Inc *	1,750	27
Evolus Inc *	24,323	315
Exelixis Inc *	2,560	56
Fortrea Holdings Inc *	11,975	304
Generation Bio Co *	81,192	258
Glaukos Corp *	1,930	218
Haemonetics Corp *	2,130	179
Halozyme Therapeutics Inc *	9,200	407
Harmony Biosciences Holdings Inc *	7,670	226
Harrow Inc *	18,790	337
Health Catalyst Inc *	40,910	271
HealthStream Inc	6,626	181
Henry Schein Inc *	3,050	212
Heron Therapeutics Inc *	91,555	339
HilleVax Inc *	1,710	21
Hims & Hers Health Inc *	14,859	289
Ideaya Biosciences Inc *	2,850	104
Innoviva Inc *	4,340	69
Insmed Inc *	13,371	736
Integer Holdings Corp *	1,558	189
Intra-Cellular Therapies Inc *	3,525	237
Ionis Pharmaceuticals Inc *	3,290	124
iRadimed Corp	10,653	452
Ironwood Pharmaceuticals Inc, Cl A *	50,100	316
iTeos Therapeutics Inc *	6,050	101
Janux Therapeutics Inc *	3,799	203
Jazz Pharmaceuticals PLC *	1,910	201
Joint Corp/The *	10,950	164
Karyopharm Therapeutics Inc *	83,760	81
Kiniksa Pharmaceuticals Ltd, Cl A *	28,536	542
Kodiak Sciences Inc *	28,330	90
Krystal Biotech Inc *	2,330	373
Lantheus Holdings Inc *	5,240	429
LeMaitre Vascular Inc	1,550	122
Ligand Pharmaceuticals Inc *	930	79
Medpace Holdings Inc *	902	349
MeiraGTx Holdings plc *	21,494	105
Merit Medical Systems Inc *	10,490	851
Mersana Therapeutics Inc *	42,280	99
Mesa Laboratories Inc	730	70
National HealthCare Corp	1,220	129
National Research Corp, Cl A	1,010	28
Neurocrine Biosciences Inc *	1,170	158
Nurix Therapeutics Inc *	15,620	246

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nuvalent Inc, Cl A *	1,300	$85
Option Care Health Inc *	12,385	369
OraSure Technologies Inc *	73,500	348
Organogenesis Holdings Inc, Cl A *	84,334	232
Organon & Co	16,400	350
Outset Medical Inc *	44,921	168
PACS Group Inc *	7,551	230
Patterson Cos Inc	9,400	231
Pennant Group Inc/The *	12,670	298
Perrigo Co PLC	3,000	83
PetIQ Inc, Cl A *	27,773	577
Phibro Animal Health Corp, Cl A	8,300	146
Prestige Consumer Healthcare Inc *	9,700	624
PROCEPT BioRobotics Corp *	4,006	266
QIAGEN NV	3,095	134
QuidelOrtho Corp *	2,400	106
RadNet Inc *	4,850	284
RAPT Therapeutics Inc *	14,602	59
Relay Therapeutics Inc *	23,140	148
Repligen Corp *	2,355	351
Replimune Group Inc *	15,240	80
Revance Therapeutics Inc *	20,520	58
REVOLUTION Medicines Inc *	6,920	265
Rigel Pharmaceuticals Inc *	93,737	92
RxSight Inc *	5,313	311
Select Medical Holdings Corp	7,300	252
Semler Scientific Inc *	5,438	160
SIGA Technologies Inc	28,234	211
Simulations Plus Inc	1,120	54
Stoke Therapeutics Inc *	13,316	195
Supernus Pharmaceuticals Inc *	3,205	87
Surmodics Inc *	8,408	354
Syndax Pharmaceuticals Inc *	5,550	107
Tandem Diabetes Care Inc *	5,442	279
Tarsus Pharmaceuticals Inc *	5,394	178
Tela Bio Inc *	8,154	45
Tenet Healthcare Corp *	5,431	734
Theravance Biopharma Inc *	12,670	109
TransMedics Group Inc *	7,140	974
Travere Therapeutics Inc *	16,030	119
TruBridge Inc *	10,100	95
Twist Bioscience Corp *	4,422	185
UFP Technologies Inc *	1,830	476
United Therapeutics Corp *	3,440	946
Universal Health Services Inc, Cl B	1,480	281
Utah Medical Products Inc	7,400	505
Vanda Pharmaceuticals Inc *	91,570	468
Varex Imaging Corp *	2,490	38
Vaxcyte Inc *	4,350	306
Vera Therapeutics Inc, Cl A *	4,258	162
Vericel Corp *	3,823	182
Verve Therapeutics Inc *	50,050	260
Viking Therapeutics Inc *	2,972	185

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WaVe Life Sciences Ltd *	5,180	$32
Y-mAbs Therapeutics Inc *	5,128	62

		33,162
Industrials — 20.6%
AAR Corp *	300	21
ABM Industries Inc	7,300	345
ACCO Brands Corp	49,600	252
Acuity Brands Inc	1,160	301
ACV Auctions Inc, Cl A *	15,120	270
AeroVironment Inc *	8,241	1,666
AerSale Corp *	18,010	136
Alaska Air Group Inc *	4,200	176
American Woodmark Corp *	3,200	276
Apogee Enterprises Inc	7,330	476
Applied Industrial Technologies Inc	2,344	452
ArcBest Corp	6,600	696
Argan Inc	5,806	410
Aris Water Solutions Inc, Cl A	24,337	374
Astronics Corp *	11,405	234
Atkore Inc	6,600	1,004
AZEK Co Inc/The, Cl A *	11,860	569
AZZ Inc	3,278	275
Babcock & Wilcox Enterprises Inc *	154,433	181
Barrett Business Services Inc	2,775	367
Blue Bird Corp *	5,116	292
Boise Cascade Co	3,460	475
Brady Corp, Cl A	3,787	259
BrightView Holdings Inc *	17,750	245
Brink's Co/The	5,197	537
Brookfield Business Corp, Cl A	5,218	107
BWX Technologies Inc	3,080	284
CACI International Inc, Cl A *	1,396	593
Cadre Holdings Inc	8,620	283
Casella Waste Systems Inc, Cl A *	2,460	247
CECO Environmental Corp *	8,264	207
Clean Harbors Inc *	1,550	336
Comfort Systems USA Inc	1,234	404
Commercial Vehicle Group Inc *	41,781	226
Construction Partners Inc, Cl A *	4,441	259
Core & Main Inc, Cl A *	3,223	186
CoreCivic Inc *‡	7,140	115
Costamare Inc	39,883	639
Covenant Logistics Group Inc, Cl A	1,000	48
CRA International Inc	470	83
Crane Co	10,047	1,498
CSG Systems International Inc	3,800	164
Curtiss-Wright Corp	2,216	627
Deluxe Corp	7,700	175
Donaldson Co Inc	3,550	262
Ducommun Inc *	900	52
DXP Enterprises Inc/TX *	5,088	253
Dycom Industries Inc *	2,398	432
EMCOR Group Inc	950	369

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Encore Wire Corp	410	$118
Enerpac Tool Group Corp, Cl A	3,240	127
EnerSys	2,060	222
Ennis Inc	20,878	439
Esab Corp	1,836	189
Exponent Inc	4,155	395
Federal Signal Corp	12,065	1,110
Flowserve Corp	1,610	80
Franklin Covey Co *	11,529	427
Franklin Electric Co Inc	1,380	137
Frontier Group Holdings Inc *	13,810	76
FTAI Aviation Ltd	23,554	1,986
FTI Consulting Inc *	2,555	549
Gates Industrial Corp PLC *	24,600	429
Genco Shipping & Trading Ltd	13,178	297
Genpact Ltd	4,570	151
Gibraltar Industries Inc *	1,620	122
Global Industrial Co	10,781	373
GMS Inc *	8,325	782
Gorman-Rupp Co/The	1,680	58
Griffon Corp	3,147	213
Heidrick & Struggles International Inc	5,437	186
HNI Corp	2,700	127
Hubbell Inc, Cl B	920	358
Hudson Technologies Inc *	26,150	233
Huntington Ingalls Industries Inc	1,070	271
Huron Consulting Group Inc *	1,150	102
Hyster-Yale Inc	4,035	293
IBEX Holdings Ltd *	10,878	170
IES Holdings Inc *	2,012	307
Interface Inc, Cl A	33,030	532
Karat Packaging Inc	12,921	369
Kelly Services Inc, Cl A	24,229	527
Kforce Inc	1,980	122
Kirby Corp *	2,700	335
Korn Ferry	1,340	88
Landstar System Inc	1,340	244
Lincoln Electric Holdings Inc	1,120	220
LSI Industries Inc	20,510	326
Luxfer Holdings PLC	13,670	168
Manitowoc Co Inc/The *	28,523	355
Marten Transport Ltd	5,660	100
Matson Inc	3,600	462
Maximus Inc	2,560	220
MDU Resources Group Inc	10,412	263
Miller Industries Inc/TN	1,010	61
Moog Inc, Cl A	3,069	520
MRC Global Inc *	2,510	33
MSA Safety Inc	1,440	259
MSC Industrial Direct Co Inc, Cl A	2,320	199
Mueller Industries Inc	30,209	1,780
Mueller Water Products Inc, Cl A	14,778	274
MYR Group Inc *	2,380	369

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
National Presto Industries Inc	1,250	$93
Northwest Pipe Co *	910	32
nVent Electric PLC	2,584	210
PAM Transportation Services Inc *	5,289	88
Park Aerospace Corp	2,600	36
Park-Ohio Holdings Corp	18,766	491
Parsons Corp *	18,357	1,398
Powell Industries Inc	2,407	433
Preformed Line Products Co	1,070	144
Primoris Services Corp	12,965	710
Quad/Graphics Inc, Cl A	21,039	99
Radiant Logistics Inc *	5,300	28
RBC Bearings Inc *	1,728	510
REV Group Inc	12,758	350
Rush Enterprises Inc, Cl A	4,390	198
Ryder System Inc	6,030	732
Safe Bulkers Inc	93,066	528
Science Applications International Corp	2,100	283
Simpson Manufacturing Co Inc	3,346	555
SkyWest Inc *	3,097	231
Snap-on Inc	970	265
SPX Technologies Inc *	6,631	924
Standex International Corp	970	163
Star Bulk Carriers Corp	13,381	362
Steelcase Inc, Cl A	20,440	279
Stericycle Inc *	450	23
Sterling Infrastructure Inc *	2,919	359
Sun Country Airlines Holdings Inc *	51,817	549
Tennant Co	1,210	124
Tetra Tech Inc	1,530	321
Textron Inc	3,830	336
Thermon Group Holdings Inc *	1,750	59
TriNet Group Inc	450	47
Tutor Perini Corp *	26,752	590
UFP Industries Inc	2,270	271
UL Solutions Inc, Cl A *	5,621	217
UniFirst Corp/MA	760	121
Universal Logistics Holdings Inc	11,000	481
V2X Inc *	2,160	104
Verra Mobility Corp, Cl A *	10,819	288
Vertiv Holdings Co, Cl A	3,568	350
Viad Corp *	5,822	203
Wabash National Corp	13,147	297
Watts Water Technologies Inc, Cl A	1,140	227
Willdan Group Inc *	10,135	329
Willis Lease Finance Corp	1,300	85
Woodward	1,528	285

		51,099
Information Technology — 13.6%
8x8 Inc *	129,430	353
A10 Networks Inc	6,600	100
Agilysys Inc *	5,301	506
Alarm.com Holdings Inc *	2,460	161

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Alkami Technology Inc *	6,664	$183
Altair Engineering Inc, Cl A *	4,335	379
Amdocs Ltd	3,100	245
American Software Inc/GA, Cl A	3,000	31
Amkor Technology Inc	20,600	671
Amplitude Inc, Cl A *	7,710	69
Appfolio Inc, Cl A *	1,802	411
Arlo Technologies Inc *	12,980	184
Arrow Electronics Inc *	840	110
ASGN Inc *	2,180	205
AvePoint Inc *	32,592	294
Aviat Networks Inc *	14,020	433
Avnet Inc	13,000	710
Badger Meter Inc	5,241	1,011
Bel Fuse Inc, Cl B	8,190	559
Benchmark Electronics Inc	2,240	96
BigCommerce Holdings Inc *	17,450	144
Blackbaud Inc *	2,340	182
Box Inc, Cl A *	6,120	167
Camtek Ltd/Israel	7,260	743
CCC Intelligent Solutions Holdings Inc *	6,690	75
Cirrus Logic Inc *	9,204	1,056
Cleanspark Inc *	9,455	152
Clearwater Analytics Holdings Inc, Cl A *	24,620	467
CommVault Systems Inc *	5,620	605
Consensus Cloud Solutions Inc *	2,880	54
Crane NXT Co	5,350	338
Credo Technology Group Holding Ltd *	11,556	301
Daktronics Inc *	9,680	108
Digital Turbine Inc *	30,060	57
Enfusion Inc, Cl A *	3,520	33
ePlus Inc *	1,710	128
F5 Inc *	1,630	275
Fabrinet *	1,254	300
FormFactor Inc *	5,825	319
Hackett Group Inc/The	19,487	435
Immersion Corp	69,512	694
Impinj Inc *	1,892	310
Information Services Group Inc	29,800	95
Insight Enterprises Inc *	1,420	278
Instructure Holdings Inc *	1,650	37
InterDigital Inc	560	64
inTEST Corp *	33,335	332
Itron Inc *	2,685	289
Kimball Electronics Inc *	7,600	174
Kyndryl Holdings Inc *	13,890	370
LivePerson Inc *	98,749	68
Manhattan Associates Inc *	1,360	299
N-able Inc/US *	5,090	68
Napco Security Technologies Inc	4,486	223
Nova Ltd *	7,115	1,484
Novanta Inc *	2,175	353
Nutanix Inc, Cl A *	3,286	182

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NVE Corp	390	$30
Olo Inc, Cl A *	65,320	299
ON24 Inc *	51,230	304
OneSpan Inc *	46,369	611
Onto Innovation Inc *	1,770	384
OSI Systems Inc *	1,090	157
PC Connection Inc	5,665	383
Pegasystems Inc	2,190	126
Photronics Inc *	24,824	679
Plexus Corp *	1,450	160
Progress Software Corp	3,190	162
PROS Holdings Inc *	12,815	378
PTC Inc *	1,950	344
Q2 Holdings Inc *	21,461	1,305
Qualys Inc *	1,420	200
Rambus Inc *	16,815	929
Red Violet Inc *	2,176	46
Ribbon Communications Inc *	25,850	81
Rimini Street Inc *	136,907	352
Sanmina Corp *	8,100	555
Sapiens International Corp NV	2,500	84
ScanSource Inc *	8,990	426
SEMrush Holdings Inc, Cl A *	20,877	319
Semtech Corp *	7,222	281
SMART Global Holdings Inc *	13,000	267
SolarWinds Corp	48,900	566
SPS Commerce Inc *	5,175	973
Super Micro Computer Inc *	1,172	919
TD SYNNEX Corp	2,170	284
Teradata Corp *	1,560	51
TTM Technologies Inc *	26,972	502
Turtle Beach Corp *	9,070	150
Unisys Corp *	45,037	193
Varonis Systems Inc, Cl B *	9,158	393
Veeco Instruments Inc *	10,792	439
Vertex Inc, Cl A *	24,010	793
Vishay Intertechnology Inc	7,500	177
Vishay Precision Group Inc *	11,300	382
Vontier Corp	10,400	416
Zeta Global Holdings Corp, Cl A *	44,837	732

		33,802
Materials — 3.7%
AdvanSix Inc	8,500	201
American Vanguard Corp	32,333	281
Arch Resources Inc	1,100	191
Aspen Aerogels Inc *	7,155	214
ATI Inc *	5,937	364
Balchem Corp	1,560	240
Cabot Corp	3,263	334
Century Aluminum Co *	13,093	240
Clearwater Paper Corp *	6,970	370
Commercial Metals Co	13,200	743
Compass Minerals International Inc	4,240	55

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Eagle Materials Inc	200	$46
Greif Inc, Cl A	11,050	718
Greif Inc, Cl B	2,368	155
Hawkins Inc	1,930	169
Haynes International Inc	3,293	194
Koppers Holdings Inc	10,300	457
Kronos Worldwide Inc	38,090	541
Louisiana-Pacific Corp	2,801	257
Minerals Technologies Inc	1,650	143
NewMarket Corp	375	201
O-I Glass Inc *	19,200	244
Olympic Steel Inc	1,237	64
Packaging Corp of America	1,000	183
Pactiv Evergreen Inc	31,666	391
Ranpak Holdings Corp, Cl A *	28,050	175
Reliance Inc	970	292
Royal Gold Inc	2,130	273
Sonoco Products Co	3,880	238
SunCoke Energy Inc	53,583	565
Tredegar Corp	15,900	87
Trinseo PLC	108,090	414
United States Lime & Minerals Inc	110	38

		9,078
Real Estate — 3.4%
Alexander & Baldwin Inc ‡	4,810	81
Alexander's Inc ‡	2,333	495
Alpine Income Property Trust Inc ‡	5,532	87
American Assets Trust Inc ‡	16,100	350
Apple Hospitality REIT Inc ‡	23,200	335
Ashford Hospitality Trust Inc *‡	515	1
Braemar Hotels & Resorts Inc ‡	34,270	96
CBL & Associates Properties Inc ‡	1,950	43
Centerspace ‡	1,120	76
CTO Realty Growth Inc ‡	1,840	33
EastGroup Properties Inc ‡	1,080	178
EPR Properties ‡	13,280	545
Equity Commonwealth *‡	6,180	119
Farmland Partners Inc ‡	19,813	215
Forestar Group Inc *	8,605	293
Franklin Street Properties Corp ‡	27,400	54
FRP Holdings Inc *	960	29
Gaming and Leisure Properties Inc ‡	1,160	52
Gladstone Commercial Corp ‡	13,600	196
Global Medical REIT Inc ‡	19,500	181
Industrial Logistics Properties Trust ‡	14,200	53
Innovative Industrial Properties Inc, Cl A ‡	1,800	194
InvenTrust Properties Corp ‡	4,180	104
Kilroy Realty Corp ‡	9,300	312
Kite Realty Group Trust ‡	33,500	734
NNN REIT Inc ‡	2,260	94
Office Properties Income Trust ‡	43,880	100
One Liberty Properties Inc ‡	1,500	35
Orion Office REIT Inc ‡	103,890	390

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Small Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Phillips Edison & Co Inc ‡	3,690	$118
Piedmont Office Realty Trust Inc, Cl A ‡	22,800	166
Postal Realty Trust Inc, Cl A ‡	12,079	162
Redfin Corp *	14,410	93
Regency Centers Corp ‡	2,584	159
RLJ Lodging Trust ‡	28,590	285
RMR Group Inc/The, Cl A	20,052	472
Ryman Hospitality Properties Inc ‡	1,950	205
Sabra Health Care REIT Inc ‡	34,700	506
Saul Centers Inc ‡	900	33
Service Properties Trust ‡	21,900	118
Tanger Inc ‡	5,900	164
UMH Properties Inc ‡	4,040	61
Uniti Group Inc ‡	34,365	109
Universal Health Realty Income Trust ‡	2,750	103
Whitestone REIT, Cl B ‡	5,610	73
Xenia Hotels & Resorts Inc ‡	6,280	91

		8,393
Utilities — 1.1%
ALLETE Inc	3,010	190
Artesian Resources Corp, Cl A	1,000	36
Avista Corp	4,330	160
Black Hills Corp	3,000	169
California Water Service Group	2,820	141
Consolidated Water Co Ltd	1,350	36
Genie Energy Ltd, Cl B	1,940	30
National Fuel Gas Co	8,800	503
New Jersey Resources Corp	4,340	189
NiSource Inc	4,760	138
Northwestern Energy Group Inc	3,250	169
OGE Energy Corp	6,710	243
ONE Gas Inc	940	58
Otter Tail Corp	2,230	202
Pure Cycle Corp *	6,950	65
Spire Inc	2,730	167
Unitil Corp	2,110	113
York Water Co/The	1,600	59

		2,668
Total Common Stock
(Cost $198,001) ($ Thousands)		240,940

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
5.430% **†(A)	1	1

Total Affiliated Partnership
(Cost $—) ($ Thousands)		1

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Government Fund, Institutional Class
5.170%**†	6,090,500	$6,091
Total Cash Equivalent
(Cost $6,091) ($ Thousands)		6,091
Total Investments in Securities — 99.8%
(Cost $204,092) ($ Thousands)		$247,032

SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at May 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	41	Jun-2024	$4,160	$4,256	$96

Percentages are based on Net Assets of $247,585 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2024.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of May 31, 2024 was $1 ($ Thousands).

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	240,940	–	–	240,940
Affiliated Partnership	–	1	–	1
Cash Equivalent	6,091	–	–	6,091
Total Investments in Securities	247,031	1	–	247,032

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	96	–	–	96
Total Other Financial Instruments	96	–	–	96

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$3,434	$34,751	$(38,181)	$(3)	$—	$1	$34	$—
SEI Daily Income Trust, Government Fund, Institutional Class	4,698	57,555	(56,162)	—	—	6,091	266	—
Totals	$8,132	$92,306	$(94,343)	$(3)	$—	$6,092	$300	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Small Cap II Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.0%

Communication Services — 2.4%
Anterix Inc *	1,860	$63
AST SpaceMobile Inc, Cl A *	27,841	230
Bandwidth Inc, Cl A *	3,690	74
Cardlytics Inc *	8,979	79
Cinemark Holdings Inc *	86,113	1,487
Cogent Communications Holdings Inc	7,738	458
EW Scripps Co/The, Cl A *	19,740	54
IDT Corp, Cl B	5,620	228
Lions Gate Entertainment Corp, Cl A *	48,581	404
Marcus Corp/The	11,420	122
MediaAlpha Inc, Cl A *	3,460	61
Nexstar Media Group Inc, Cl A	2,887	478
PubMatic Inc, Cl A *	23,741	520
Shutterstock Inc	12,496	508
Sinclair Inc	6,400	91
Spok Holdings Inc	10,690	163
TEGNA Inc	15,407	230
Thryv Holdings Inc *	6,520	137
Vimeo Inc *	57,340	222
Ziff Davis Inc *	6,214	358

		5,967
Consumer Discretionary — 11.5%
2U Inc *	203,450	57
Aaron's Co Inc/The	35,705	303
Accel Entertainment Inc, Cl A *	7,780	77
Advance Auto Parts Inc	10,943	773
American Eagle Outfitters Inc	14,343	315
Arhaus Inc, Cl A	14,423	271
Beazer Homes USA Inc *	3,229	93
Biglari Holdings Inc, Cl B *	1,041	207
Birkenstock Holding Plc *	4,860	277
BJ's Restaurants Inc *	5,780	203
Bloomin' Brands Inc	63,289	1,380
Brinker International Inc *	29,121	2,057
Brunswick Corp/DE	7,114	587
Build-A-Bear Workshop Inc	14,890	403
Carter's Inc	8,900	609
Cava Group Inc *	4,688	434
Century Casinos Inc *	20,621	55
Cheesecake Factory Inc/The	9,366	360
Churchill Downs Inc	4,851	628
Chuy's Holdings Inc *	4,900	131
Cooper-Standard Holdings Inc *	6,076	80
Denny's Corp *	11,050	81
Designer Brands Inc, Cl A	12,600	127
Destination XL Group Inc *	19,902	71
Dick's Sporting Goods Inc	3,788	862
Dine Brands Global Inc	2,830	112
Domino's Pizza Inc	1,432	728
Dorman Products Inc *	5,687	523
Dutch Bros Inc, Cl A *	7,714	273

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Funko Inc, Cl A *	9,570	$86
Gap Inc/The	9,823	284
Gentex Corp	18,945	663
Goodyear Tire & Rubber Co/The *	19,299	238
Hooker Furnishings Corp	19,020	331
Hovnanian Enterprises Inc, Cl A *	1,720	247
Inspired Entertainment Inc *	12,845	117
J Jill Inc	2,080	70
KB Home	3,569	252
Kontoor Brands Inc	4,739	348
Latham Group Inc *	36,419	141
Legacy Housing Corp *	7,645	178
Levi Strauss & Co, Cl A	13,077	314
Lindblad Expeditions Holdings Inc *	11,011	85
Marine Products Corp	11,130	114
MasterCraft Boat Holdings Inc *	9,170	193
Modine Manufacturing Co *	12,945	1,306
Movado Group Inc	2,519	67
Murphy USA Inc	2,337	1,025
OneSpaWorld Holdings Ltd *	19,164	298
Oxford Industries Inc	2,506	277
Patrick Industries Inc	1,670	191
PlayAGS Inc *	46,307	535
Pool Corp	1,386	504
Potbelly Corp *	38,216	342
Ralph Lauren Corp, Cl A	1,229	230
Rocky Brands Inc	2,020	79
Rush Street Interactive Inc *	8,500	76
SharkNinja Inc	4,455	341
Sleep Number Corp *	5,518	83
Steven Madden Ltd	12,700	564
Stitch Fix Inc, Cl A *	80,810	200
Strategic Education Inc	2,164	245
Sweetgreen Inc, Cl A *	11,777	362
Texas Roadhouse Inc, Cl A	2,083	360
Toll Brothers Inc	1,938	236
Topgolf Callaway Brands Corp *	27,330	428
Travel + Leisure Co	12,219	537
Urban Outfitters Inc *	41,594	1,735
Valvoline Inc *	14,798	601
Whirlpool Corp	4,965	462
Wingstop Inc	2,577	950
WW International Inc *	32,670	54
Xponential Fitness Inc, Cl A *	39,041	354
YETI Holdings Inc *	5,065	206

		28,386
Consumer Staples — 3.4%
BellRing Brands Inc *	3,149	183
Casey's General Stores Inc	2,471	820
Central Garden & Pet Co *	1,910	83
Freshpet Inc *	2,698	354
Hain Celestial Group Inc/The *	16,867	129
Ingles Markets Inc, Cl A	2,559	187

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ingredion Inc	5,674	$667
Inter Parfums Inc	4,019	481
Lancaster Colony Corp	2,110	391
MGP Ingredients Inc	3,430	266
Natural Grocers by Vitamin Cottage Inc	22,789	492
Nature's Sunshine Products Inc *	3,763	58
Performance Food Group Co *	10,198	710
Pilgrim's Pride Corp *	61,142	2,197
Sprouts Farmers Market Inc *	2,678	212
TreeHouse Foods Inc *	16,090	584
Village Super Market Inc, Cl A	10,146	309
Vital Farms Inc *	7,900	327

		8,450
Energy — 7.3%
Antero Resources Corp *	8,167	291
Archrock Inc	15,436	312
Berry Corp	64,190	447
Cactus Inc, Cl A	11,606	596
Centrus Energy Corp, Cl A *	3,209	159
ChampionX Corp	37,799	1,233
Chord Energy Corp	4,007	743
Civitas Resources Inc	19,292	1,419
Clean Energy Fuels Corp *	28,100	88
CNX Resources Corp *	38,342	1,008
Delek US Holdings Inc	65,478	1,667
DMC Global Inc *	4,830	63
Dorian LPG Ltd	2,502	127
Excelerate Energy Inc, Cl A	21,330	380
Expro Group Holdings NV *	10,502	231
FutureFuel Corp	85,340	365
HF Sinclair Corp	8,312	459
International Seaways Inc	4,370	282
Kodiak Gas Services Inc	7,633	210
Matador Resources Co	9,840	624
Northern Oil & Gas Inc	14,190	581
Overseas Shipholding Group Inc, Cl A	10,070	85
Permian Resources Corp, Cl A	63,972	1,049
Ranger Energy Services Inc, Cl A	28,222	298
REX American Resources Corp *	4,928	246
Riley Exploration Permian Inc	9,859	288
RPC Inc	26,320	180
Scorpio Tankers Inc	3,196	262
SFL Corp Ltd	20,775	297
SM Energy Co	4,689	236
Solaris Oilfield Infrastructure Inc, Cl A	15,731	144
TechnipFMC PLC	10,645	279
Teekay Corp *	61,110	598
Teekay Tankers Ltd, Cl A	3,818	278
Tidewater Inc *	3,803	393
VAALCO Energy Inc	59,370	379
Veren Inc	162,094	1,412

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Weatherford International PLC *	2,913	$351

		18,060
Financials — 19.0%
Acacia Research Corp *	3,261	18
AFC Gamma Inc ‡	18,412	216
Alerus Financial Corp	16,407	317
Amalgamated Financial Corp	18,608	470
Ambac Financial Group Inc *	16,360	290
AssetMark Financial Holdings Inc *	7,873	271
Atlanticus Holdings Corp *	6,295	162
AvidXchange Holdings Inc *	7,650	81
Banco Latinoamericano de Comercio Exterior SA, Cl E	9,560	287
Bank OZK	4,306	180
BayCom Corp	5,447	110
Capital Bancorp Inc	4,490	91
Capital City Bank Group Inc	2,310	63
Carter Bankshares Inc *	8,438	108
Cass Information Systems Inc	11,970	507
Chimera Investment Corp ‡	23,854	284
City Holding Co	3,612	369
Civista Bancshares Inc	3,935	56
CNO Financial Group Inc	64,900	1,862
Coastal Financial Corp/WA *	7,728	343
Cohen & Steers Inc	9,309	654
Columbia Banking System Inc	111,038	2,141
Comerica Inc	10,104	518
Community Trust Bancorp Inc	1,770	75
Crawford & Co, Cl A	17,568	160
CrossFirst Bankshares Inc *	11,484	150
Diamond Hill Investment Group Inc	3,500	525
Donegal Group Inc, Cl A	9,698	128
eHealth Inc *	36,767	218
Enova International Inc *	1,680	104
Esquire Financial Holdings Inc	10,248	469
Evercore Inc, Cl A	960	195
FactSet Research Systems Inc	1,201	486
First American Financial Corp	9,422	524
First Commonwealth Financial Corp	74,129	1,002
First Community Bankshares Inc	6,900	240
First Financial Corp/IN	2,310	86
First Horizon Corp	52,046	824
First Interstate BancSystem Inc, Cl A	26,725	709
FNB Corp/PA	88,934	1,225
Great Southern Bancorp Inc	3,320	174
Hamilton Lane Inc, Cl A	9,047	1,135
Hanmi Financial Corp	3,900	62
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡	8,830	294
Hanover Insurance Group Inc/The	6,339	836
HBT Financial Inc	13,339	260
HCI Group Inc	2,441	234
Home BancShares Inc/AR	25,593	602

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HomeTrust Bancshares Inc	7,972	$220
Independent Bank Corp	10,653	541
Independent Bank Corp/MI	6,115	153
International Money Express Inc *	8,603	179
Jack Henry & Associates Inc	3,257	536
Jackson Financial Inc, Cl A	29,576	2,248
James River Group Holdings Ltd	7,480	58
KeyCorp	77,182	1,109
Kinsale Capital Group Inc	1,709	656
LendingTree Inc *	11,978	515
Lincoln National Corp	65,640	2,165
Macatawa Bank Corp	26,491	372
Mercantile Bank Corp	5,121	196
Merchants Bancorp/IN	6,242	250
Mercury General Corp	5,953	332
Metrocity Bankshares Inc	3,169	78
MGIC Investment Corp	28,364	596
Midland States Bancorp Inc	3,890	88
Moneylion Inc *	2,891	285
Morningstar Inc	1,986	573
Mr Cooper Group Inc *	4,543	379
National Bank Holdings Corp, Cl A	9,324	340
NerdWallet Inc, Cl A *	4,880	68
New York Mortgage Trust Inc ‡	25,890	154
NMI Holdings Inc, Cl A *	12,469	414
Northrim BanCorp Inc	2,294	134
OFG Bancorp	9,701	361
Old National Bancorp/IN	137,693	2,353
Old Second Bancorp Inc	14,590	211
Orrstown Financial Services Inc	6,733	176
Oscar Health Inc, Cl A *	11,922	238
Paysafe Ltd *	16,011	291
Peoples Bancorp Inc/OH	2,720	79
Peoples Financial Services Corp	1,699	66
Pinnacle Financial Partners Inc	9,750	775
Piper Sandler Cos	1,539	326
Ponce Financial Group Inc *	11,294	106
Primerica Inc	2,669	603
Prosperity Bancshares Inc	8,755	545
Regional Management Corp	10,264	282
Republic Bancorp Inc/KY, Cl A	5,195	269
Security National Financial Corp, Cl A *	7,110	57
Selectquote Inc *	100,800	315
Sierra Bancorp	9,130	192
Skyward Specialty Insurance Group Inc *	5,766	215
Southern Missouri Bancorp Inc	1,572	66
Stellar Bancorp Inc	3,229	73
StepStone Group Inc, Cl A	13,621	585
TPG RE Finance Trust Inc ‡	30,320	260
Universal Insurance Holdings Inc	26,641	525
Univest Financial Corp	25,101	547
Valley National Bancorp	77,685	554
Victory Capital Holdings Inc, Cl A	6,137	319

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Virtu Financial Inc, Cl A	12,556	$276
Waterstone Financial Inc	5,694	69
Westamerica BanCorp	6,988	341
Wintrust Financial Corp	11,243	1,109
WisdomTree Inc	27,710	276
World Acceptance Corp *	4,320	555
Zions Bancorp NA	25,120	1,085

		46,854
Health Care — 12.9%
Accolade Inc *	9,140	65
ACELYRIN Inc *	33,169	137
Adicet Bio Inc *	39,550	57
ADMA Biologics Inc *	28,614	273
Aldeyra Therapeutics Inc *	77,769	300
Alector Inc *	12,462	61
Allogene Therapeutics Inc *	29,800	75
Altimmune Inc *	14,470	109
Amylyx Pharmaceuticals Inc *	34,580	59
ANI Pharmaceuticals Inc *	3,889	252
Anika Therapeutics Inc *	2,890	74
Apogee Therapeutics Inc *	4,208	192
Arcutis Biotherapeutics Inc *	25,460	213
ARS Pharmaceuticals Inc *	6,470	57
Assertio Holdings Inc *	55,602	55
Atrion Corp	190	87
Avidity Biosciences Inc *	7,082	190
BioAtla Inc *	21,738	33
Brookdale Senior Living Inc, Cl A *	42,398	284
CareDx Inc *	19,024	248
Castle Biosciences Inc *	3,820	89
Chemed Corp	947	525
Coherus Biosciences Inc *	29,300	53
Collegium Pharmaceutical Inc *	35,215	1,167
Community Health Systems Inc *	19,790	78
Crinetics Pharmaceuticals Inc *	8,105	360
Dyne Therapeutics Inc *	8,188	261
Eagle Pharmaceuticals Inc/DE *	40,828	142
Editas Medicine Inc, Cl A *	30,956	161
Embecta Corp	12,540	155
Emergent BioSolutions Inc *	42,920	245
Encompass Health Corp	26,338	2,275
Ensign Group Inc/The	7,322	888
Envista Holdings Corp *	14,917	289
Evolus Inc *	24,372	315
Generation Bio Co *	81,579	259
Glaukos Corp *	2,164	244
Globus Medical Inc, Cl A *	9,609	645
Harrow Inc *	18,810	338
Health Catalyst Inc *	41,060	272
HealthStream Inc	3,096	84
Heron Therapeutics Inc *	92,025	340
Hims & Hers Health Inc *	16,663	324
Inmode Ltd *	64,813	1,240

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Insmed Inc *	8,311	$458
Integer Holdings Corp *	1,753	213
Integra LifeSciences Holdings Corp *	61,549	1,902
iRadimed Corp	10,031	426
iTeos Therapeutics Inc *	6,050	101
Janux Therapeutics Inc *	4,260	228
Joint Corp/The *	10,950	164
Karyopharm Therapeutics Inc *	84,260	82
Kiniksa Pharmaceuticals Ltd, Cl A *	25,120	478
Kodiak Sciences Inc *	28,350	90
Krystal Biotech Inc *	2,020	323
LeMaitre Vascular Inc	9,517	751
Medpace Holdings Inc *	529	204
MeiraGTx Holdings plc *	21,553	106
Mersana Therapeutics Inc *	42,470	99
Mesa Laboratories Inc	760	73
Nurix Therapeutics Inc *	15,680	247
OraSure Technologies Inc *	68,320	323
Organogenesis Holdings Inc, Cl A *	84,735	233
Outset Medical Inc *	45,117	168
PACS Group Inc *	8,493	258
Pennant Group Inc/The *	12,700	299
Perrigo Co PLC	15,753	434
PetIQ Inc, Cl A *	25,961	539
Phibro Animal Health Corp, Cl A	5,210	92
Prestige Consumer Healthcare Inc *	16,493	1,061
PROCEPT BioRobotics Corp *	4,507	299
Quest Diagnostics Inc	3,626	515
QuidelOrtho Corp *	9,429	417
RadNet Inc *	5,440	319
RAPT Therapeutics Inc *	14,624	59
Relay Therapeutics Inc *	23,150	148
Replimune Group Inc *	15,390	81
Revance Therapeutics Inc *	20,860	59
REVOLUTION Medicines Inc *	7,772	298
Rigel Pharmaceuticals Inc *	94,277	92
RxSight Inc *	5,959	348
SIGA Technologies Inc	28,320	212
STERIS PLC	2,980	664
Stevanato Group SpA	13,607	277
Stoke Therapeutics Inc *	13,297	194
Surmodics Inc *	7,466	314
Tandem Diabetes Care Inc *	6,121	314
Tarsus Pharmaceuticals Inc *	6,051	199
Tela Bio Inc *	8,243	46
Tenet Healthcare Corp *	2,510	339
Theravance Biopharma Inc *	8,110	70
TransMedics Group Inc *	2,655	362
Travere Therapeutics Inc *	16,140	120
Twist Bioscience Corp *	4,974	208
UFP Technologies Inc *	1,345	350
US Physical Therapy Inc	5,751	590
Utah Medical Products Inc	7,052	482

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vanda Pharmaceuticals Inc *	92,003	$470
Vaxcyte Inc *	2,806	197
Vera Therapeutics Inc, Cl A *	4,775	181
Vericel Corp *	4,290	205
Verve Therapeutics Inc *	50,230	261
Viking Therapeutics Inc *	3,335	208
Y-mAbs Therapeutics Inc *	5,098	62

		31,882
Industrials — 20.1%
ABM Industries Inc	20,186	954
ACCO Brands Corp	80,359	409
AeroVironment Inc *	2,115	428
AerSale Corp *	18,130	137
Air Lease Corp, Cl A	14,182	676
Allison Transmission Holdings Inc	5,362	407
Applied Industrial Technologies Inc	868	168
Argan Inc	5,193	367
Aris Water Solutions Inc, Cl A	24,348	374
Astec Industries Inc	14,326	465
Astronics Corp *	11,490	236
AZEK Co Inc/The, Cl A *	11,161	535
AZZ Inc	3,681	309
Babcock & Wilcox Enterprises Inc *	155,263	182
Barnes Group Inc	18,919	728
Barrett Business Services Inc	2,303	305
Blue Bird Corp *	5,754	328
Booz Allen Hamilton Holding Corp, Cl A	4,897	745
Brady Corp, Cl A	4,260	291
BrightView Holdings Inc *	17,570	243
Brink's Co/The	3,596	371
Broadridge Financial Solutions Inc	3,488	700
Brookfield Business Corp, Cl A	5,230	107
BWX Technologies Inc	9,983	920
CACI International Inc, Cl A *	2,814	1,195
Carlisle Cos Inc	1,986	831
CECO Environmental Corp *	9,271	232
Clean Harbors Inc *	4,689	1,016
Comfort Systems USA Inc	1,384	453
Commercial Vehicle Group Inc *	42,005	227
Concentrix Corp	7,923	486
Construction Partners Inc, Cl A *	4,982	290
Core & Main Inc, Cl A *	3,616	208
Costamare Inc	40,050	641
Crane Co	1,658	247
Curtiss-Wright Corp	1,161	328
DXP Enterprises Inc/TX *	5,113	254
Dycom Industries Inc *	2,699	486
EMCOR Group Inc	2,656	1,032
Enerpac Tool Group Corp, Cl A	12,213	480
Ennis Inc	6,535	137
Enpro Inc	5,411	829
Enviri Corp *	19,100	169
Esab Corp	2,061	212

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ExlService Holdings Inc *	14,888	$445
Franklin Covey Co *	10,622	393
Frontier Group Holdings Inc *	13,970	76
FTAI Aviation Ltd	5,194	438
Gates Industrial Corp PLC *	50,369	877
Genco Shipping & Trading Ltd	12,772	288
GFL Environmental Inc	17,416	548
Global Industrial Co	9,613	333
GMS Inc *	2,171	204
Griffon Corp	3,351	226
Heidrick & Struggles International Inc	3,753	129
Hexcel Corp	14,078	970
Hudson Technologies Inc *	22,810	203
Huntington Ingalls Industries Inc	1,548	392
Huron Consulting Group Inc *	9,115	805
Hyster-Yale Inc	4,077	296
IBEX Holdings Ltd *	10,915	171
IES Holdings Inc *	1,595	243
Insperity Inc	4,042	383
Interface Inc, Cl A	16,450	265
ITT Inc	8,032	1,067
Karat Packaging Inc	13,003	371
Kelly Services Inc, Cl A	11,502	250
Kennametal Inc	8,238	212
Kirby Corp *	3,032	377
Korn Ferry	10,147	669
Landstar System Inc	3,144	572
LSI Industries Inc	18,110	288
Luxfer Holdings PLC	13,630	168
Manitowoc Co Inc/The *	28,741	357
MDU Resources Group Inc	11,691	295
Moog Inc, Cl A	1,817	308
Mueller Industries Inc	5,466	322
Mueller Water Products Inc, Cl A	16,621	309
National Presto Industries Inc	820	61
Nordson Corp	2,264	531
nVent Electric PLC	2,899	236
PAM Transportation Services Inc *	5,197	86
Park-Ohio Holdings Corp	10,832	283
Parsons Corp *	2,168	165
Powell Industries Inc	2,722	490
Preformed Line Products Co	970	130
Primoris Services Corp	6,249	342
Regal Rexnord Corp	3,739	559
REV Group Inc	14,311	392
Safe Bulkers Inc	93,746	532
Sensata Technologies Holding PLC	19,207	794
SkyWest Inc *	3,484	260
SPX Technologies Inc *	1,917	267
Standex International Corp	9,343	1,572
Star Bulk Carriers Corp	11,361	308
Steelcase Inc, Cl A	20,452	279
Sterling Infrastructure Inc *	3,285	404

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sun Country Airlines Holdings Inc *	39,834	$422
Terex Corp	12,984	775
Tetra Tech Inc	3,719	779
Thermon Group Holdings Inc *	1,840	62
TransUnion	7,512	540
Tutor Perini Corp *	28,384	626
UFP Industries Inc	4,597	549
UL Solutions Inc, Cl A *	6,322	244
UniFirst Corp/MA	2,402	381
V2X Inc *	1,270	61
Valmont Industries Inc	4,772	1,200
Verra Mobility Corp, Cl A *	12,169	324
Vertiv Holdings Co, Cl A	4,001	392
Viad Corp *	5,784	202
WESCO International Inc	6,962	1,250
Willdan Group Inc *	10,200	331
Willis Lease Finance Corp	1,330	87
Woodward Inc	1,719	321

		49,625
Information Technology — 9.9%
8x8 Inc *	130,370	356
Agilysys Inc *	3,151	301
Alkami Technology Inc *	6,687	183
Amplitude Inc, Cl A *	7,660	68
Appfolio Inc, Cl A *	999	228
Arlo Technologies Inc *	12,960	184
AvePoint Inc *	31,123	281
Aviat Networks Inc *	5,102	158
Badger Meter Inc	1,835	354
Belden Inc	2,984	286
Bentley Systems Inc, Cl B	1,929	97
BigCommerce Holdings Inc *	17,450	144
Cirrus Logic Inc *	2,592	297
Cleanspark Inc *	10,616	171
Clearfield Inc *	4,742	181
Cognex Corp	14,367	654
CommVault Systems Inc *	3,646	392
Consensus Cloud Solutions Inc *	2,940	56
Credo Technology Group Holding Ltd *	12,998	339
Daktronics Inc *	6,460	72
Digital Turbine Inc *	30,230	57
Diodes Inc *	5,321	394
Fabrinet *	1,411	338
FormFactor Inc *	6,553	359
Hackett Group Inc/The	15,278	341
Harmonic Inc *	80,615	986
Immersion Corp	46,210	462
Impinj Inc *	2,129	348
inTEST Corp *	34,082	339
Itron Inc *	3,020	325
Kulicke & Soffa Industries Inc	10,463	478
Kyndryl Holdings Inc *	10,865	289
Littelfuse Inc	2,010	516

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LivePerson Inc *	99,637	$68
Lumentum Holdings Inc *	15,380	669
Napco Security Technologies Inc	5,034	250
Nutanix Inc, Cl A *	3,687	204
Olo Inc, Cl A *	65,620	301
ON24 Inc *	51,404	305
OneSpan Inc *	46,560	613
Onto Innovation Inc *	1,988	431
Open Text Corp	25,585	748
PC Connection Inc	4,040	273
Photronics Inc *	77,043	2,107
Power Integrations Inc	8,038	611
Q2 Holdings Inc *	5,975	363
Red Violet Inc *	2,193	46
Ribbon Communications Inc *	25,900	81
Rimini Street Inc *	77,766	200
Rogers Corp *	4,750	561
SEMrush Holdings Inc, Cl A *	22,864	349
Semtech Corp *	8,110	315
Silicon Laboratories Inc *	3,650	461
Silicon Motion Technology Corp ADR	26,546	2,073
SolarWinds Corp	44,770	518
Super Micro Computer Inc *	752	590
TTM Technologies Inc *	16,237	302
Turtle Beach Corp *	9,210	153
Unisys Corp *	45,232	194
Universal Display Corp	3,118	548
Veeco Instruments Inc *	8,539	347
Viavi Solutions Inc *	69,788	525
Zeta Global Holdings Corp, Cl A *	20,096	328

		24,568
Materials — 5.2%
American Vanguard Corp	32,543	283
Arcadium Lithium PLC *	87,355	387
Aspen Aerogels Inc *	8,029	240
ATI Inc *	6,679	410
Axalta Coating Systems Ltd *	19,865	707
Cabot Corp	10,749	1,100
Century Aluminum Co *	14,699	270
Chemours Co/The	24,895	618
Clearwater Paper Corp *	5,760	306
Commercial Metals Co	26,782	1,508
Compass Minerals International Inc	4,480	58
FMC Corp	23,498	1,432
Greif Inc, Cl B	2,368	155
Haynes International Inc	3,491	205
Ingevity Corp *	12,151	594
Innospec Inc	2,854	373
Kronos Worldwide Inc	38,515	547
Louisiana-Pacific Corp	3,150	289
O-I Glass Inc *	26,971	342
Olympic Steel Inc	1,306	68
Pactiv Evergreen Inc	31,807	393

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Quaker Chemical Corp	3,204	$581
Ranpak Holdings Corp, Cl A *	28,030	175
Reliance Inc	2,726	820
Silgan Holdings Inc	7,076	334
SunCoke Energy Inc	24,041	254
Trinseo PLC	98,964	379

		12,828
Real Estate — 3.9%
Agree Realty Corp ‡	13,620	828
Alexander's Inc ‡	2,324	493
Alpine Income Property Trust Inc ‡	5,434	85
Braemar Hotels & Resorts Inc ‡	34,330	96
COPT Defense Properties ‡	23,799	587
CubeSmart ‡	11,041	467
eXp World Holdings Inc	31,806	357
Farmland Partners Inc ‡	20,003	217
Forestar Group Inc *	7,243	246
Healthpeak Properties Inc ‡	14,040	279
Highwoods Properties Inc ‡	58,671	1,524
National Storage Affiliates Trust ‡	17,061	624
Newmark Group Inc, Cl A	77,889	811
Office Properties Income Trust ‡	30,530	70
Orion Office REIT Inc ‡	104,400	392
Postal Realty Trust Inc, Cl A ‡	9,902	132
Redfin Corp *	14,420	93
RMR Group Inc/The, Cl A	18,704	440
Ryman Hospitality Properties Inc ‡	4,812	506
STAG Industrial Inc ‡	21,991	771
Terreno Realty Corp ‡	8,916	504
Universal Health Realty Income Trust ‡	1,790	67
Whitestone REIT, Cl B ‡	5,540	72

		9,661
Utilities — 1.4%
Black Hills Corp	6,913	390
Brookfield Infrastructure Corp, Cl A	16,446	567
Chesapeake Utilities Corp	4,227	473
IDACORP Inc, Cl Rights	5,563	531
Portland General Electric Co	22,588	1,007
Pure Cycle Corp *	6,930	64
Spire Inc	5,027	308

		3,340
Total Common Stock
(Cost $187,793) ($ Thousands)		239,621

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Small Cap II Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUND — 0.4%

iShares Russell 2000 Value ETF	5,967	$930

Total Exchange Traded Fund
(Cost $800) ($ Thousands)		930

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
5.430% **†(A)	5,054	1

Total Affiliated Partnership
(Cost $5) ($ Thousands)		1

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Institutional Class
5.170%**†	5,983,099	5,983
Total Cash Equivalent
(Cost $5,983) ($ Thousands)		5,983
Total Investments in Securities — 99.8%
(Cost $194,581) ($ Thousands)		$246,535

A list of the open futures contracts held by the Fund at May 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	25	Jun-2024	$2,534	$2,595	$61

Percentages are based on Net Assets of $247,025 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of May 31, 2024 was $1 ($ Thousands).

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	239,621	–	–	239,621
Exchange Traded Fund	930	–	–	930
Affiliated Partnership	–	1	–	1
Cash Equivalent	5,983	–	–	5,983
Total Investments in Securities	246,534	1	–	246,535

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	61	–	–	61
Total Other Financial Instruments	61	–	–	61

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$5,335	$56,880	$(62,208)	$—	$(6)	$1	$39	$—
SEI Daily Income Trust, Government Fund, Institutional Class	7,779	69,010	(70,806)	—	—	5,983	354	—
Totals	$13,114	$125,890	$(133,014)	$–	$(6)	$5,984	$393	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Small/Mid Cap Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.1%

Communication Services — 2.1%
AMC Networks Inc, Cl A *	22,800	$395
Cogent Communications Holdings Inc	37,778	2,237
Fox Corp	46,700	1,608
Madison Square Garden Entertainment Corp, Cl A *	30,200	1,073
Magnite Inc *	115,000	1,419
Nexstar Media Group Inc, Cl A	25,096	4,158
Playtika Holding Corp	56,700	496
PubMatic Inc, Cl A *	63,900	1,400
Shutterstock Inc	80,909	3,287
TEGNA Inc	49,300	735

		16,808
Consumer Discretionary — 12.2%
Abercrombie & Fitch Co, Cl A *	8,000	1,383
Academy Sports & Outdoors Inc	5,770	333
Adtalem Global Education Inc *	19,748	1,272
American Axle & Manufacturing Holdings Inc *	54,700	418
American Eagle Outfitters Inc	46,900	1,030
Autoliv Inc	12,100	1,544
AutoNation Inc *	550	94
Bloomin' Brands Inc	53,700	1,171
BorgWarner Inc	34,400	1,227
Brinker International Inc *	21,900	1,547
Brunswick Corp/DE	42,733	3,527
Burlington Stores Inc *	11,110	2,667
Capri Holdings Ltd *	18,100	625
Carter's Inc	12,100	828
Century Communities Inc	13,400	1,131
Churchill Downs Inc	23,682	3,067
Dick's Sporting Goods Inc	26,294	5,986
Domino's Pizza Inc	6,992	3,556
Dream Finders Homes Inc, Cl A *	35,045	996
Duolingo Inc, Cl A *	3,198	612
Expedia Group Inc *	5,700	643
Frontdoor Inc *	25,500	902
Goodyear Tire & Rubber Co/The *	71,642	882
Group 1 Automotive Inc	12,969	4,033
Guess? Inc	39,391	917
Harley-Davidson Inc	42,300	1,518
Haverty Furniture Cos Inc	38,200	1,085
Installed Building Products Inc	13,305	2,818
Jack in the Box Inc	7,184	398
JAKKS Pacific Inc *	15,700	291
KB Home	17,200	1,214
Kohl's Corp	24,700	553
Macy's Inc	43,100	840
Mattel Inc *	9,200	164
Modine Manufacturing Co *	52,568	5,305
Mohawk Industries Inc *	7,800	951
ODP Corp/The *	35,698	1,398
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ollie's Bargain Outlet Holdings Inc *	22,332	$1,841
Perdoceo Education Corp	45,800	1,030
Phinia Inc	11,300	506
Polaris Inc	8,100	677
Pool Corp	14,446	5,252
PulteGroup Inc	35,200	4,130
PVH Corp	13,300	1,596
Strategic Education Inc	8,600	975
Stride Inc *	15,091	1,036
Tapestry Inc	21,600	939
Taylor Morrison Home Corp, Cl A *	17,800	1,029
Texas Roadhouse Inc, Cl A	16,704	2,884
Toll Brothers Inc	32,400	3,941
Travel + Leisure Co	60,056	2,639
Upbound Group Inc, Cl A	44,400	1,457
Urban Outfitters Inc *	28,400	1,184
Whirlpool Corp	14,400	1,340
Wingstop Inc	15,926	5,871
Winnebago Industries Inc	11,200	695
Worthington Enterprises Inc	14,800	844
Wyndham Hotels & Resorts Inc	17,130	1,212

		98,004
Consumer Staples — 4.2%
Albertsons Cos Inc, Cl A	62,300	1,286
BellRing Brands Inc *	18,100	1,053
Bunge Global SA	7,800	839
Casey's General Stores Inc	19,967	6,625
Church & Dwight Co Inc	23,674	2,533
Conagra Brands Inc	38,100	1,139
Edgewell Personal Care Co	25,900	999
elf Beauty Inc *	9,459	1,768
Herbalife Ltd *	23,800	245
Ingles Markets Inc, Cl A	7,426	543
Ingredion Inc	17,300	2,034
Inter Parfums Inc	19,622	2,350
J & J Snack Foods Corp	10,029	1,632
Molson Coors Beverage Co, Cl B	44,100	2,417
SpartanNash Co	18,700	368
Sprouts Farmers Market Inc *	70,922	5,601
Vita Coco Co Inc/The *	39,500	1,150
Vital Farms Inc *	25,621	1,060

		33,642
Energy — 5.3%
APA Corp	51,662	1,577
Ardmore Shipping Corp	61,600	1,380
Cactus Inc, Cl A	19,925	1,023
California Resources Corp	22,500	1,065
ChampionX Corp	85,480	2,788
Chord Energy Corp	19,771	3,666
Civitas Resources Inc	36,425	2,679
CNX Resources Corp *	44,100	1,160
Delek US Holdings Inc	34,000	866

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Helmerich & Payne Inc	51,400	$1,956
HF Sinclair Corp	52,100	2,877
International Seaways Inc	22,100	1,424
Marathon Oil Corp	79,900	2,314
Matador Resources Co	96,421	6,118
Northern Oil & Gas Inc	69,241	2,834
Par Pacific Holdings Inc *	32,200	874
PBF Energy Inc, Cl A	16,000	741
Scorpio Tankers Inc	35,700	2,930
SM Energy Co	19,800	999
Teekay Tankers Ltd, Cl A	21,400	1,559
Vitesse Energy Inc	3,154	81
Weatherford International PLC *	10,572	1,272
World Kinect Corp	26,900	709

		42,892
Financials — 14.8%
Affiliated Managers Group Inc	5,900	959
Ally Financial Inc	40,300	1,571
American Financial Group Inc/OH	5,900	766
Annaly Capital Management Inc ‡	20,550	405
Ares Capital Corp	35,700	770
Associated Banc-Corp	54,400	1,165
Assured Guaranty Ltd	11,200	870
Axos Financial Inc *	19,221	1,035
Banco Latinoamericano de Comercio Exterior SA, Cl E	30,600	918
Bank OZK	20,975	878
BankUnited Inc	36,900	1,059
Blue Owl Capital Corp	69,500	1,172
Chimera Investment Corp ‡	20,400	243
Citizens Financial Group Inc	77,700	2,742
City Holding Co	9,000	920
CNA Financial Corp	18,800	864
CNO Financial Group Inc	79,400	2,278
Cohen & Steers Inc	45,447	3,195
Comerica Inc	30,100	1,542
Corpay Inc *	3,700	990
Dime Community Bancshares Inc	20,570	380
Employers Holdings Inc	25,650	1,082
Equitable Holdings Inc	15,800	656
Essent Group Ltd	17,600	998
Everest Group Ltd	2,600	1,016
FactSet Research Systems Inc	5,864	2,371
Fidelis Insurance Holdings Ltd	61,100	1,013
Fifth Third Bancorp	48,400	1,811
First BanCorp/Puerto Rico	58,000	1,028
First Busey Corp	27,700	626
First Financial Bancorp	45,000	1,004
First Horizon Corp	77,900	1,234
FirstCash Holdings Inc	18,242	2,151
FNB Corp/PA	81,000	1,115
FS KKR Capital Corp	35,800	734
Fulton Financial Corp	117,500	1,979
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hamilton Lane Inc, Cl A	56,312	$7,067
Hancock Whitney Corp	35,700	1,668
Hanmi Financial Corp	62,800	990
Home BancShares Inc/AR	124,950	2,939
I3 Verticals Inc, Cl A *	61,738	1,203
Jack Henry & Associates Inc	15,901	2,619
KeyCorp	49,300	708
Kinsale Capital Group Inc	17,821	6,837
Lincoln National Corp	14,100	465
MarketAxess Holdings Inc	5,257	1,046
Merchants Bancorp/IN	24,900	997
MGIC Investment Corp	81,200	1,705
Morningstar Inc	9,698	2,795
Mr Cooper Group Inc *	12,935	1,079
Navient Corp	65,200	983
NCR Atleos Corp *	8,100	225
NMI Holdings Inc, Cl A *	30,400	1,009
Oaktree Specialty Lending Corp	53,000	1,035
OFG Bancorp	68,200	2,534
Palomar Holdings Inc, Cl A *	13,500	1,145
Park National Corp	7,300	1,003
Pathward Financial Inc	19,930	1,062
Popular Inc	24,900	2,216
Preferred Bank/Los Angeles CA	24,240	1,811
PROG Holdings Inc	66,400	2,509
Prosperity Bancshares Inc	42,740	2,663
Radian Group Inc	40,700	1,271
Regions Financial Corp	63,600	1,231
Reinsurance Group of America Inc, Cl A	6,200	1,301
Rithm Capital Corp ‡	85,300	956
Ryan Specialty Holdings Inc, Cl A	47,012	2,611
Skyward Specialty Insurance Group Inc *	27,836	1,039
Stifel Financial Corp	39,405	3,190
Synovus Financial Corp	19,300	766
Trustmark Corp	35,000	1,020
Universal Insurance Holdings Inc	7,500	148
Unum Group	39,000	2,101
Veritex Holdings Inc	36,500	745
Victory Capital Holdings Inc, Cl A	50,200	2,612
Western Union Co/The	32,400	415
WisdomTree Inc	134,000	1,336
World Acceptance Corp *	8,100	1,041
WSFS Financial Corp	23,500	1,035
Zions Bancorp NA	44,500	1,922

		118,593
Health Care — 11.1%
Addus HomeCare Corp *	8,308	954
ADMA Biologics Inc *	115,000	1,098
ANI Pharmaceuticals Inc *	14,210	922
Baxter International Inc	43,600	1,486
Bio-Techne Corp	30,720	2,371
Blueprint Medicines Corp *	19,184	2,025
CareDx Inc *	71,975	936

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Certara Inc *	120,385	$2,041
Chemed Corp	4,624	2,563
Collegium Pharmaceutical Inc *	29,200	968
Corcept Therapeutics Inc *	32,400	978
DaVita Inc *	9,700	1,427
Encompass Health Corp	47,138	4,072
Ensign Group Inc/The	75,966	9,210
Exelixis Inc *	65,800	1,427
Fortrea Holdings Inc *	38,905	988
Globus Medical Inc, Cl A *	27,775	1,864
Haemonetics Corp *	9,622	809
Henry Schein Inc *	10,300	714
Incyte Corp *	9,000	520
Insmed Inc *	19,436	1,070
Intra-Cellular Therapies Inc *	11,450	770
Ironwood Pharmaceuticals Inc, Cl A *	97,700	616
Jazz Pharmaceuticals PLC *	19,500	2,052
Kiniksa Pharmaceuticals Ltd, Cl A *	51,700	983
Krystal Biotech Inc *	6,100	976
Lantheus Holdings Inc *	17,400	1,424
LeMaitre Vascular Inc	60,266	4,754
Ligand Pharmaceuticals Inc *	12,962	1,102
Medpace Holdings Inc *	2,530	978
Merit Medical Systems Inc *	26,340	2,138
Option Care Health Inc *	76,035	2,267
Organon & Co	108,000	2,304
Perrigo Co PLC	76,910	2,117
PetIQ Inc, Cl A *	57,800	1,200
Protagonist Therapeutics Inc *	33,000	929
Quest Diagnostics Inc	17,705	2,514
RadNet Inc *	22,100	1,296
Repligen Corp *	23,788	3,547
Select Medical Holdings Corp	27,000	933
STERIS PLC	14,547	3,242
Stevanato Group SpA	62,024	1,260
Supernus Pharmaceuticals Inc *	10,425	283
Syndax Pharmaceuticals Inc *	18,010	347
Tarsus Pharmaceuticals Inc *	28,100	926
TG Therapeutics Inc *	56,500	921
TransMedics Group Inc *	15,530	2,118
United Therapeutics Corp *	10,538	2,899
Universal Health Services Inc, Cl B	11,300	2,145
US Physical Therapy Inc	28,080	2,880
Vericel Corp *	21,300	1,016

		89,380
Industrials — 24.1%
AAON Inc	34,560	2,594
ABM Industries Inc	24,600	1,163
Acuity Brands Inc	7,400	1,921
ACV Auctions Inc, Cl A *	49,125	877
Advanced Drainage Systems Inc	16,739	2,904
AeroVironment Inc *	20,660	4,176
AGCO Corp	24,600	2,640
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Air Lease Corp, Cl A	69,241	$3,299
Allison Transmission Holdings Inc	73,463	5,569
Apogee Enterprises Inc	26,800	1,741
ArcBest Corp	14,700	1,551
Arcosa Inc	12,300	1,081
Armstrong World Industries Inc	9,000	1,042
Atkore Inc	19,600	2,982
Axon Enterprise Inc *	14,275	4,021
AZEK Co Inc/The, Cl A *	38,525	1,848
AZZ Inc	13,000	1,090
Booz Allen Hamilton Holding Corp, Cl A	23,907	3,639
Broadridge Financial Solutions Inc	17,028	3,419
Builders FirstSource Inc *	9,300	1,495
BWX Technologies Inc	24,471	2,255
Cadre Holdings Inc	21,460	705
Carlisle Cos Inc	9,698	4,057
Cimpress PLC *	11,100	916
CNH Industrial NV	153,000	1,616
Comfort Systems USA Inc	3,288	1,076
Concentrix Corp	38,680	2,372
Construction Partners Inc, Cl A *	21,500	1,252
Copart Inc *	95,888	5,088
Costamare Inc	89,900	1,439
Crane Co	27,833	4,149
CSG Systems International Inc	13,150	567
Deluxe Corp	26,200	596
Dycom Industries Inc *	5,800	1,044
Ennis Inc	45,100	948
ExlService Holdings Inc *	110,093	3,287
Exponent Inc	53,024	5,044
Federal Signal Corp	39,170	3,604
FTAI Aviation Ltd	61,460	5,182
FTI Consulting Inc *	7,846	1,685
Gates Industrial Corp PLC *	52,900	922
GATX Corp	8,000	1,104
GFL Environmental Inc	85,029	2,676
Gibraltar Industries Inc *	13,100	989
GMS Inc *	15,745	1,479
Greenbrier Cos Inc/The	21,000	1,160
Griffon Corp	14,600	986
Hexcel Corp	43,417	2,990
HNI Corp	22,600	1,063
Huntington Ingalls Industries Inc	12,256	3,102
Huron Consulting Group Inc *	9,454	835
Insperity Inc	19,735	1,869
Interface Inc, Cl A	60,500	975
Korn Ferry	16,100	1,062
Landstar System Inc	15,337	2,792
ManpowerGroup Inc	14,300	1,067
Matson Inc	16,684	2,139
MillerKnoll Inc	39,600	1,092
Moog Inc, Cl A	13,247	2,244
Mueller Water Products Inc, Cl A	63,300	1,175

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MYR Group Inc *	7,735	$1,199
NEXTracker Inc, Cl A *	17,100	943
Nordson Corp	11,052	2,594
Oshkosh Corp	13,400	1,524
Owens Corning	12,000	2,173
Parsons Corp *	45,755	3,484
Powell Industries Inc	5,744	1,033
Quad/Graphics Inc, Cl A	86,600	409
Quanex Building Products Corp	35,360	1,165
RBC Bearings Inc *	17,134	5,059
Ryder System Inc	15,400	1,871
Sensata Technologies Holding PLC	19,981	826
Simpson Manufacturing Co Inc	10,863	1,802
SkyWest Inc *	19,800	1,479
Snap-on Inc	7,400	2,019
SPX Technologies Inc *	15,982	2,228
Standex International Corp	19,397	3,263
Tennant Co	11,100	1,140
Terex Corp	17,600	1,050
Tetra Tech Inc	18,156	3,804
Textron Inc	32,800	2,874
Timken Co/The	12,700	1,104
TransUnion	36,650	2,636
Trex Co Inc *	29,912	2,587
UFP Industries Inc	22,441	2,681
UniFirst Corp/MA	11,728	1,860
United Airlines Holdings Inc *	16,200	858
Valmont Industries Inc	12,518	3,147
Watsco Inc	6,934	3,293
Watts Water Technologies Inc, Cl A	4,900	976
WESCO International Inc	18,833	3,380
Zurn Elkay Water Solutions Corp	33,600	1,052

		193,168
Information Technology — 13.4%
ACI Worldwide Inc *	29,300	1,055
ACM Research Inc, Cl A *	50,197	1,084
Adeia Inc	66,900	791
Agilysys Inc *	8,120	775
Alarm.com Holdings Inc *	22,071	1,444
Altair Engineering Inc, Cl A *	14,080	1,230
Amdocs Ltd	18,200	1,438
Amkor Technology Inc	103,500	3,373
Appfolio Inc, Cl A *	4,351	993
Arrow Electronics Inc *	16,000	2,101
Avnet Inc	22,000	1,201
Badger Meter Inc	16,970	3,275
Belden Inc	11,100	1,062
Bentley Systems Inc, Cl B	9,656	485
Camtek Ltd/Israel	23,590	2,416
Cirrus Logic Inc *	10,700	1,227
Clear Secure Inc, Cl A	40,100	677
Clearwater Analytics Holdings Inc, Cl A *	79,925	1,517
Cognex Corp	70,143	3,193
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CommVault Systems Inc *	12,700	$1,366
Crane NXT Co	17,384	1,099
Descartes Systems Group Inc/The *	25,784	2,381
DoubleVerify Holdings Inc *	54,468	991
Dropbox Inc, Cl A *	38,700	872
EPAM Systems Inc *	6,375	1,134
Fabrinet *	4,700	1,126
Fair Isaac Corp *	2,167	2,795
Instructure Holdings Inc *	48,900	1,083
Intapp Inc *	24,300	872
InterDigital Inc	9,900	1,127
Itron Inc *	11,000	1,183
Jabil Inc	28,300	3,365
Keysight Technologies Inc *	17,932	2,483
Kulicke & Soffa Industries Inc	51,085	2,333
Littelfuse Inc	9,811	2,518
LiveRamp Holdings Inc *	26,000	814
Monolithic Power Systems Inc	4,847	3,566
Napco Security Technologies Inc	22,500	1,117
NCR Voyix Corp *	16,200	214
Nova Ltd *	22,595	4,714
Novanta Inc *	18,031	2,924
Onto Innovation Inc *	5,500	1,192
OSI Systems Inc *	7,400	1,064
Power Integrations Inc	53,344	4,055
PROS Holdings Inc *	41,630	1,227
Q2 Holdings Inc *	52,415	3,188
Rambus Inc *	53,697	2,967
Sanmina Corp *	21,400	1,467
Skyworks Solutions Inc	5,500	510
SolarWinds Corp	79,500	921
SPS Commerce Inc *	15,255	2,869
Super Micro Computer Inc *	1,632	1,280
TD SYNNEX Corp	7,400	968
Tenable Holdings Inc *	19,800	835
TTM Technologies Inc *	64,600	1,202
Tyler Technologies Inc *	6,823	3,278
Universal Display Corp	15,224	2,675
Varonis Systems Inc, Cl B *	29,746	1,278
Veeco Instruments Inc *	34,500	1,402
Vertex Inc, Cl A *	77,990	2,578
Vishay Intertechnology Inc	33,400	789
Xerox Holdings Corp	103,700	1,458
Zeta Global Holdings Corp, Cl A *	87,600	1,431

		108,048
Materials — 3.4%
Aspen Aerogels Inc *	39,615	1,185
Balchem Corp	18,380	2,823
Berry Global Group Inc	26,700	1,599
Cabot Corp	12,000	1,227
Chemours Co/The	26,400	655
Eastman Chemical Co	9,800	993
Ingevity Corp *	28,400	1,387

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Small/Mid Cap Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Innospec Inc	8,300	$1,086
Kaiser Aluminum Corp	10,800	1,056
Minerals Technologies Inc	13,900	1,206
Mosaic Co/The	34,700	1,073
O-I Glass Inc *	54,500	692
Quaker Chemical Corp	15,675	2,843
Reliance Inc	17,707	5,326
Ryerson Holding Corp	17,000	404
Sealed Air Corp	28,500	1,108
Silgan Holdings Inc	15,700	742
Steel Dynamics Inc	13,000	1,740

		27,145
Real Estate — 4.2%
Acadia Realty Trust ‡	63,200	1,090
American Assets Trust Inc ‡	36,700	798
Apple Hospitality REIT Inc ‡	67,400	973
Brandywine Realty Trust ‡	80,600	372
Brixmor Property Group Inc ‡	45,100	1,015
City Office REIT Inc ‡	72,700	358
COPT Defense Properties ‡	36,400	898
CoStar Group Inc *	36,163	2,827
CTO Realty Growth Inc ‡	36,630	651
CubeSmart ‡	53,904	2,281
EPR Properties ‡	27,700	1,137
Essential Properties Realty Trust Inc ‡	40,500	1,085
eXp World Holdings Inc	155,285	1,741
Forestar Group Inc *	30,000	1,020
Franklin Street Properties Corp ‡	107,000	212
Host Hotels & Resorts Inc ‡	110,000	1,973
Industrial Logistics Properties Trust ‡	35,900	135
Innovative Industrial Properties Inc, Cl A ‡	21,500	2,317
Kilroy Realty Corp ‡	22,400	751
Kite Realty Group Trust ‡	29,900	655
Office Properties Income Trust ‡	29,400	67
Omega Healthcare Investors Inc ‡	29,900	967
Piedmont Office Realty Trust Inc, Cl A ‡	55,300	403
Ryman Hospitality Properties Inc ‡	23,456	2,465
Sabra Health Care REIT Inc ‡	50,600	738
Service Properties Trust ‡	48,500	261
Sunstone Hotel Investors Inc ‡	104,000	1,069
Tanger Inc ‡	21,200	588
Terreno Realty Corp ‡	59,529	3,368
Uniti Group Inc ‡	71,260	225
Xenia Hotels & Resorts Inc ‡	68,400	991

		33,431
Utilities — 2.3%
Black Hills Corp	20,000	1,129
Brookfield Infrastructure Corp, Cl A	80,293	2,766
Chesapeake Utilities Corp	20,637	2,312
National Fuel Gas Co	15,900	909
New Jersey Resources Corp	19,900	865
NRG Energy Inc	59,700	4,836
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Otter Tail Corp	11,200	$1,013
Portland General Electric Co	23,700	1,056
UGI Corp	22,900	583
Vistra Corp	28,000	2,774

		18,243
Total Common Stock
(Cost $614,440) ($ Thousands)		779,354

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
5.430% **†(A)	1	1

Total Affiliated Partnership
(Cost $—) ($ Thousands)		1

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Institutional Class
5.170%**†	18,646,006	18,646
Total Cash Equivalent
(Cost $18,646) ($ Thousands)		18,646
Total Investments in Securities — 99.4%
(Cost $633,086) ($ Thousands)		$798,001

SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at May 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	38	Jun-2024	$3,883	$3,945	$62
S&P Mid Cap 400 Index E-MINI	14	Jun-2024	4,124	4,188	64
			$8,007	$8,133	$126

Percentages are based on Net Assets of $802,878 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2024.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of May 31, 2024 was $1 ($ Thousands).

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	779,354	–	–	779,354
Affiliated Partnership	–	1	–	1
Cash Equivalent	18,646	–	–	18,646
Total Investments in Securities	798,000	1	–	798,001

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	126	–	–	126
Total Other Financial Instruments	126	–	–	126

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$18,033	$106,921	$(124,955)	$(5)	$7	$1	$60	$—
SEI Daily Income Trust, Government Fund, Institutional Class	27,881	205,557	(214,792)	—	—	18,646	1,130	—
Totals	$45,914	$312,478	$(339,747)	$(5)	$7	$18,647	$1,190	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

U.S. Equity Factor Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.8%

Communication Services — 9.9%
Alphabet Inc, Cl A *	255,435	$44,062
Alphabet Inc, Cl C *	81,215	14,128
AT&T Inc	478,416	8,717
Cargurus Inc, Cl A *	56,039	1,357
Cars.com Inc *	48,515	981
Comcast Corp, Cl A	197,048	7,888
Electronic Arts Inc	33,231	4,416
Fox Corp	72,467	2,328
John Wiley & Sons Inc, Cl A	1,114	41
Match Group Inc *	30,992	949
Meta Platforms Inc, Cl A	80,443	37,553
Netflix Inc *	3,208	2,058
Omnicom Group Inc	36,521	3,395
Pinterest Inc, Cl A *	13,205	548
Spotify Technology SA *	3,623	1,075
TEGNA Inc	42,897	640
Trade Desk Inc/The, Cl A *	26,547	2,463
TripAdvisor Inc *	63,800	1,171
Verizon Communications Inc	221,341	9,108
Yelp Inc, Cl A *	24,023	888
Ziff Davis Inc *	33,694	1,941

		145,707
Consumer Discretionary — 13.6%
Abercrombie & Fitch Co, Cl A *	15,579	2,693
Adtalem Global Education Inc *	37,387	2,407
Amazon.com Inc *	121,383	21,417
AutoZone Inc *	1,899	5,260
Booking Holdings Inc	2,123	8,017
Boyd Gaming Corp	9,447	504
Carnival Corp, Cl A *	136,170	2,053
Deckers Outdoor Corp *	9,929	10,862
Dick's Sporting Goods Inc	1,859	423
Domino's Pizza Inc	10,967	5,578
DoorDash Inc, Cl A *	12,820	1,412
DR Horton Inc	20,526	3,034
eBay Inc	30,440	1,650
Ethan Allen Interiors Inc	14,732	429
Expedia Group Inc *	41,333	4,665
Ford Motor Co	232,206	2,817
Frontdoor Inc *	17,449	617
Gap Inc/The	61,252	1,774
Garmin Ltd	4,850	795
General Motors Co	268,572	12,083
Genuine Parts Co	3,936	567
Goodyear Tire & Rubber Co/The *	133,610	1,645
Graham Holdings Co, Cl B	2,828	2,128
Grand Canyon Education Inc *	366	52
H&R Block Inc	117,715	5,843
Home Depot Inc/The	18,694	6,260
International Game Technology PLC	56,491	1,115
KB Home	42,228	2,981
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Kohl's Corp	50,660	$1,134
Lennar Corp, Cl A	17,495	2,805
Lennar Corp, Cl B	10,615	1,553
Lululemon Athletica Inc *	12,048	3,759
M/I Homes Inc *	15,151	1,893
McDonald's Corp	19,067	4,936
Meritage Homes Corp	5,763	1,016
Murphy USA Inc	427	187
NIKE Inc, Cl B	24,792	2,356
NVR Inc *	87	668
ODP Corp/The *	19,557	766
O'Reilly Automotive Inc *	5,924	5,706
Phinia Inc	9,253	414
PulteGroup Inc	47,819	5,610
PVH Corp	29,317	3,518
Ralph Lauren Corp, Cl A	15,017	2,806
Ross Stores Inc	2,108	295
Signet Jewelers Ltd	3,129	343
Skechers USA Inc, Cl A *	28,197	2,014
Starbucks Corp	6,357	510
Stride Inc *	13,482	926
Tapestry Inc	82,315	3,580
Taylor Morrison Home Corp, Cl A *	86,475	5,001
TJX Cos Inc/The	9,637	994
Toll Brothers Inc	73,727	8,968
Tractor Supply Co	3,344	954
Tri Pointe Homes Inc *	118,755	4,599
Ulta Beauty Inc *	8,613	3,403
Urban Outfitters Inc *	36,817	1,536
Williams-Sonoma Inc	24,568	7,204
Wingstop Inc	17,481	6,444
Worthington Enterprises Inc	11,669	666
Yum! Brands Inc	35,791	4,919

		200,564
Consumer Staples — 7.5%
Altria Group Inc	299,144	13,835
Andersons Inc/The	18,430	965
Archer-Daniels-Midland Co	9,583	598
BellRing Brands Inc *	49,950	2,906
Brown-Forman Corp, Cl A	1,480	68
Bunge Global SA	48,003	5,165
Cal-Maine Foods Inc	21,580	1,331
Campbell Soup Co	4,916	218
Casey's General Stores Inc	984	326
Central Garden & Pet Co, Cl A *	19,562	731
Church & Dwight Co Inc	6,575	704
Coca-Cola Co/The	101,809	6,407
Colgate-Palmolive Co	97,136	9,030
Conagra Brands Inc	13,772	411
Costco Wholesale Corp	1,459	1,182
Edgewell Personal Care Co	16,040	619
elf Beauty Inc *	10,192	1,905
Flowers Foods Inc	5,670	132

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
General Mills Inc	10,163	$699
Ingles Markets Inc, Cl A	3,077	225
Ingredion Inc	40,392	4,749
J M Smucker Co/The	3,043	340
Keurig Dr Pepper Inc	7,207	247
Kraft Heinz Co/The	174,724	6,180
Kroger Co/The	132,016	6,914
Molson Coors Beverage Co, Cl B	48,204	2,642
Monster Beverage Corp *	9,905	514
PepsiCo Inc	28,601	4,945
Philip Morris International Inc	61,831	6,268
Procter & Gamble Co/The	47,747	7,856
Sprouts Farmers Market Inc *	49,941	3,944
US Foods Holding Corp *	88,199	4,659
Vital Farms Inc *	11,066	458
Walgreens Boots Alliance Inc	215,124	3,489
Walmart Inc	142,417	9,365
WD-40 Co	422	95

		110,122
Energy — 2.2%
Archrock Inc	43,564	882
California Resources Corp	13,452	637
Chevron Corp	4,799	779
DT Midstream Inc	35,570	2,386
Exxon Mobil Corp	27,045	3,171
Marathon Petroleum Corp	18,874	3,333
ONEOK Inc	15,220	1,233
PBF Energy Inc, Cl A	58,134	2,693
Scorpio Tankers Inc	13,975	1,147
SM Energy Co	69,121	3,486
TechnipFMC PLC	115,493	3,025
Valero Energy Corp	28,650	4,502
Weatherford International PLC *	22,309	2,685
Williams Cos Inc/The	58,617	2,433

		32,392
Financials — 10.5%
Affiliated Managers Group Inc	21,996	3,577
Affirm Holdings Inc, Cl A *	30,609	896
Aflac Inc	43,407	3,901
AGNC Investment Corp ‡	327,569	3,141
Allstate Corp/The	13,482	2,259
Ally Financial Inc	161,479	6,293
American Financial Group Inc/OH	2,071	269
American International Group Inc	23,819	1,877
Apollo Global Management Inc	29,568	3,435
Assured Guaranty Ltd	18,821	1,463
AvidXchange Holdings Inc *	46,345	491
Axis Capital Holdings Ltd	45,919	3,393
Bank of NT Butterfield & Son Ltd/The	28,668	977
Bank OZK	40,689	1,704
Berkshire Hathaway Inc, Cl B *	2,595	1,075
BlackRock Inc, Cl A	1,918	1,481
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Bread Financial Holdings Inc	28,747	$1,201
Brighthouse Financial Inc *	62,910	2,800
Capital One Financial Corp	47,356	6,518
Cboe Global Markets Inc	15,557	2,691
Citigroup Inc	132,676	8,267
Commerce Bancshares Inc/MO	12,011	668
Corebridge Financial Inc	130,452	3,805
Donnelley Financial Solutions Inc *	21,182	1,291
Enstar Group Ltd *	1,975	618
First Horizon Corp	58,014	919
Fiserv Inc *	25,730	3,853
Genworth Financial Inc, Cl A *	364,487	2,293
Intercontinental Exchange Inc	24,506	3,281
Jackson Financial Inc, Cl A	55,688	4,233
Janus Henderson Group PLC	51,136	1,713
Kinsale Capital Group Inc	4,509	1,730
Mastercard Inc, Cl A	17,631	7,882
MFA Financial Inc ‡	76,815	822
Moody's Corp	11,102	4,407
MSCI Inc, Cl A	8,886	4,400
Navient Corp	62,661	944
Nelnet Inc, Cl A	425	44
NU Holdings Ltd/Cayman Islands, Cl A *	80,734	959
Pinnacle Financial Partners Inc	28,739	2,285
Popular Inc	81,655	7,268
Reinsurance Group of America Inc, Cl A	10,959	2,299
Rithm Capital Corp ‡	284,070	3,184
SiriusPoint Ltd *	55,289	727
SLM Corp	148,076	3,178
Synchrony Financial	175,063	7,668
Tradeweb Markets Inc, Cl A	7,437	811
Travelers Cos Inc/The	4,150	895
UMB Financial Corp	14,536	1,198
Unum Group	116,035	6,250
Victory Capital Holdings Inc, Cl A	8,522	443
Virtu Financial Inc, Cl A	15,084	332
Visa Inc, Cl A	39,693	10,815
W R Berkley Corp	5,956	483
Wells Fargo & Co	37,069	2,221
Western Union Co/The	292,637	3,746

		155,374
Health Care — 12.2%
Abbott Laboratories	5,974	611
AbbVie Inc	62,930	10,147
Amgen Inc	4,372	1,337
Arvinas Inc *	15,837	525
Boston Scientific Corp *	66,654	5,037
Bristol-Myers Squibb Co	108,759	4,469
Cardinal Health Inc	80,260	7,967
Cencora Inc	61,816	14,006
Centene Corp *	42,070	3,012
Cigna Group/The	28,872	9,950
CVS Health Corp	91,226	5,437

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
DaVita Inc *	17,183	$2,528
Eli Lilly & Co	18,432	15,121
Embecta Corp	25,149	311
Ensign Group Inc/The	19,143	2,321
Gilead Sciences Inc	84,370	5,422
HCA Healthcare Inc	13,217	4,490
Henry Schein Inc *	3,353	233
Hologic Inc *	52,800	3,896
IDEXX Laboratories Inc *	5,974	2,969
Intuitive Surgical Inc *	7,302	2,936
Jazz Pharmaceuticals PLC *	4,866	512
Johnson & Johnson	65,580	9,619
Labcorp Holdings Inc	8,297	1,617
McKesson Corp	27,859	15,868
Medpace Holdings Inc *	7,885	3,046
Merck & Co Inc	60,865	7,641
Mettler-Toledo International Inc *	3,851	5,407
Organon & Co	84,359	1,799
Pediatrix Medical Group Inc *	18,629	136
Premier Inc, Cl A	1,437	27
Quest Diagnostics Inc	25,466	3,615
Royalty Pharma PLC, Cl A	30,130	826
Solventum Corp *	13,911	826
Stryker Corp	16,171	5,516
United Therapeutics Corp *	2,564	705
UnitedHealth Group Inc	4,727	2,342
Universal Health Services Inc, Cl B	14,211	2,697
Veeva Systems Inc, Cl A *	9,382	1,635
Vertex Pharmaceuticals Inc *	15,294	6,964
Viatris Inc	547,085	5,799
Waters Corp *	1,341	414

		179,736
Industrials — 10.0%
3M Co	55,645	5,572
A O Smith Corp	936	78
ACCO Brands Corp	63,934	325
Allison Transmission Holdings Inc	90,001	6,823
American Airlines Group Inc *	374,450	4,306
Automatic Data Processing Inc	2,643	647
Boise Cascade Co	1,291	177
Booz Allen Hamilton Holding Corp, Cl A	8,233	1,253
Brink's Co/The	22,004	2,272
Carlisle Cos Inc	3,095	1,295
CH Robinson Worldwide Inc	14,454	1,248
Cintas Corp	10,870	7,370
Clean Harbors Inc *	4,921	1,066
Costamare Inc	33,919	543
CSG Systems International Inc	951	41
Curtiss-Wright Corp	6,954	1,967
Delta Air Lines Inc	140,192	7,153
Deluxe Corp	31,932	726
Donaldson Co Inc	3,777	278
Dover Corp	3,910	719
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Eaton Corp PLC	2,871	$956
EMCOR Group Inc	1,241	482
Expeditors International of Washington Inc	4,393	531
Fastenal Co	75,752	4,998
FedEx Corp	12,450	3,162
Ferguson PLC	12,649	2,602
Fortive Corp	17,465	1,300
FTI Consulting Inc *	443	95
Gates Industrial Corp PLC *	101,161	1,762
General Electric Co	18,766	3,099
Genpact Ltd	5,296	175
Graco Inc	48,934	3,951
Griffon Corp	5,037	340
Honeywell International Inc	3,052	617
Howmet Aerospace Inc	41,379	3,503
Hubbell Inc, Cl B	673	262
IDEX Corp	2,203	460
Illinois Tool Works Inc	20,630	5,008
Landstar System Inc	805	147
Lincoln Electric Holdings Inc	1,759	345
Lockheed Martin Corp	2,019	950
ManpowerGroup Inc	9,616	718
Masco Corp	7,097	496
Masterbrand Inc *	44,699	747
MSC Industrial Direct Co Inc, Cl A	19,739	1,696
Mueller Industries Inc	5,136	303
Otis Worldwide Corp	9,845	977
Owens Corning	15,613	2,827
PACCAR Inc	9,392	1,010
Parker-Hannifin Corp	8,053	4,280
Parsons Corp *	15,638	1,191
Paychex Inc	38,685	4,648
Pentair PLC	3,982	324
Republic Services Inc, Cl A	21,681	4,015
Resideo Technologies Inc *	63,832	1,379
Robert Half Inc	42,869	2,753
Rollins Inc	91,738	4,191
Ryder System Inc	36,980	4,492
Science Applications International Corp	9,498	1,279
SkyWest Inc *	23,700	1,770
Snap-on Inc	17,879	4,878
Trane Technologies PLC	11,856	3,882
United Parcel Service Inc, Cl B	3,096	430
Verisk Analytics Inc, Cl A	18,569	4,694
Verra Mobility Corp, Cl A *	48,706	1,297
Waste Management Inc	12,153	2,561
Watts Water Technologies Inc, Cl A	488	97
Westinghouse Air Brake Technologies Corp	24,922	4,218
WW Grainger Inc	7,804	7,191
XPO Inc *	5,186	555

		147,503
Information Technology — 29.1%
Accenture PLC, Cl A	3,004	848

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Adobe Inc *	12,794	$5,690
Amdocs Ltd	56,391	4,455
Amkor Technology Inc	68,518	2,233
Amphenol Corp, Cl A	37,832	5,008
Apple Inc	347,445	66,796
Applied Materials Inc	8,423	1,812
AppLovin Corp, Cl A *	15,133	1,233
Arista Networks Inc *	14,065	4,186
Arrow Electronics Inc *	34,626	4,547
Autodesk Inc *	17,922	3,613
Avnet Inc	54,144	2,956
Broadcom Inc	9,474	12,587
Cadence Design Systems Inc *	35,123	10,056
Cisco Systems Inc	305,110	14,188
Cognizant Technology Solutions Corp, Cl A	100,241	6,631
CommScope Holding Co Inc *	111,515	161
Consensus Cloud Solutions Inc *	11,449	216
Crane NXT Co	28,095	1,776
Crowdstrike Holdings Inc, Cl A *	2,456	770
Dolby Laboratories Inc, Cl A	25,841	2,093
Dropbox Inc, Cl A *	292,661	6,594
DXC Technology Co *	137,012	2,130
Dynatrace Inc *	2,950	135
F5 Inc *	23,509	3,972
Fair Isaac Corp *	5,621	7,251
Fortinet Inc *	59,168	3,510
Gartner Inc *	13,381	5,616
Gen Digital Inc	149,841	3,721
GoDaddy Inc, Cl A *	6,409	895
Guidewire Software Inc *	26,246	2,990
Hewlett Packard Enterprise Co	334,562	5,905
HP Inc	213,268	7,784
HubSpot Inc *	5,586	3,413
Intapp Inc *	4,863	175
Intel Corp	14,667	452
InterDigital Inc	17,212	1,960
International Business Machines Corp	63,153	10,537
Intuit Inc	9,029	5,205
Juniper Networks Inc	7,946	283
Keysight Technologies Inc *	22,815	3,159
KLA Corp	6,795	5,161
Manhattan Associates Inc *	39,335	8,636
Micron Technology Inc	7,824	978
Microsoft Corp	210,809	87,513
Motorola Solutions Inc	3,118	1,138
NCR Voyix Corp *	92,840	1,224
NetApp Inc	112,822	13,587
NVIDIA Corp	36,459	39,971
ON Semiconductor Corp *	25,999	1,899
Oracle Corp	66,686	7,815
Progress Software Corp	28,086	1,423
QUALCOMM Inc	42,184	8,608
Sanmina Corp *	44,777	3,069
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Skyworks Solutions Inc	60,396	$5,596
Smartsheet Inc, Cl A *	6,303	233
Synopsys Inc *	350	196
Teradata Corp *	59,337	1,935
Texas Instruments Inc	11,477	2,238
VeriSign Inc *	24,057	4,194
Vishay Intertechnology Inc	72,725	1,718
Vontier Corp	84,367	3,373
Xerox Holdings Corp	70,180	987

		429,034
Materials — 1.3%
Alpha Metallurgical Resources Inc	6,573	2,073
Avery Dennison Corp	2,434	554
Berry Global Group Inc	54,455	3,261
International Paper Co	143,239	6,459
LyondellBasell Industries NV, Cl A	11,749	1,168
NewMarket Corp	152	81
O-I Glass Inc *	42,188	535
Packaging Corp of America	2,412	443
Reliance Inc	1,720	517
Silgan Holdings Inc	2,262	107
Sonoco Products Co	2,692	165
Steel Dynamics Inc	17,705	2,370
Warrior Met Coal Inc	27,496	1,882

		19,615
Real Estate — 0.5%
CBRE Group Inc, Cl A *	44,560	3,924
EastGroup Properties Inc ‡	109	18
Iron Mountain Inc ‡	32,337	2,609
Xenia Hotels & Resorts Inc ‡	25,425	369

		6,920
Utilities — 2.0%
Atmos Energy Corp	5,249	608
CenterPoint Energy Inc	15,010	458
Entergy Corp	13,403	1,508
Exelon Corp	9,459	355
National Fuel Gas Co	52,327	2,991
NRG Energy Inc	67,790	5,491
PPL Corp	219,256	6,431
Sempra	27,367	2,108
Vistra Corp	92,184	9,134

		29,084
Total Common Stock
(Cost $1,119,699) ($ Thousands)		1,456,051

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

U.S. Equity Factor Allocation Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Institutional Class
5.170%**†	10,111,243	$10,111
Total Cash Equivalent
(Cost $10,111) ($ Thousands)		10,111
Total Investments in Securities — 99.5%
(Cost $1,129,810) ($ Thousands)		$1,466,162

A list of the open futures contracts held by the Fund at May 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	52	Jun-2024	$13,543	$13,768	$225

Percentages are based on Net Assets of $1,473,043 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,456,051	–	–	1,456,051
Cash Equivalent	10,111	–	–	10,111
Total Investments in Securities	1,466,162	–	–	1,466,162

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	225	–	–	225
Total Other Financial Instruments	225	–	–	225

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$8,262	$411,555	$(409,706)	$—	$—	$10,111	$525	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.6%

Communication Services — 7.2%
AT&T Inc	456,000	$8,308
Cogent Communications Holdings Inc	800	47
Comcast Corp, Cl A	288,209	11,537
Electronic Arts Inc	17,425	2,315
Fox Corp	155,944	5,185
IDT Corp, Cl B	4,070	165
New York Times Co/The, Cl A	16,752	858
Omnicom Group Inc	24,683	2,295
Scholastic Corp	3,081	112
SK Telecom Co Ltd ADR	86,124	1,781
Spok Holdings Inc	18,942	288
Spotify Technology SA *	9,018	2,676
TEGNA Inc	148,000	2,207
T-Mobile US Inc	14,810	2,591
Verizon Communications Inc	306,647	12,619

		52,984
Consumer Discretionary — 6.6%
AutoZone Inc *	1,200	3,324
Build-A-Bear Workshop Inc	1,118	30
Canadian Tire Corp Ltd, Cl A	23,900	2,385
Chipotle Mexican Grill Inc, Cl A *	328	1,027
Coupang Inc, Cl A *	19,481	443
eBay Inc	66,100	3,584
Gentex Corp	92,162	3,226
Genuine Parts Co	29,805	4,296
Graham Holdings Co, Cl B	140	105
Grand Canyon Education Inc *	23,854	3,398
H&R Block Inc	122,270	6,070
Honda Motor Co Ltd ADR	125,100	4,243
JAKKS Pacific Inc *	3,464	64
Murphy USA Inc	21,742	9,539
ODP Corp/The *	1,551	61
O'Reilly Automotive Inc *	542	522
Smith & Wesson Brands Inc	3,631	61
Sturm Ruger & Co Inc	2,600	116
Texas Roadhouse Inc, Cl A	18,128	3,130
Toyota Motor Corp ADR	12,200	2,654

		48,278
Consumer Staples — 15.1%
Altria Group Inc	107,355	4,965
Andersons Inc/The	6,160	322
Archer-Daniels-Midland Co	130,910	8,174
BellRing Brands Inc *	1,342	78
Boston Beer Co Inc/The, Cl A *	727	228
Bunge Global SA	28,100	3,023
Cal-Maine Foods Inc	8,985	554
Campbell Soup Co	82,615	3,666
Central Garden & Pet Co, Cl A *	4,653	174
Clorox Co/The	26,215	3,449
Coca-Cola Consolidated Inc	442	434

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Colgate-Palmolive Co	49,632	$4,614
Conagra Brands Inc	166,392	4,972
Costco Wholesale Corp	1,237	1,002
Dole PLC	48,141	596
Energizer Holdings Inc	9,879	283
Flowers Foods Inc	216,425	5,025
Fresh Del Monte Produce Inc	14,310	334
General Mills Inc	121,047	8,322
Herbalife Ltd *	2,776	29
Hormel Foods Corp	2,307	71
Ingles Markets Inc, Cl A	6,497	475
Ingredion Inc	49,919	5,870
J & J Snack Foods Corp	2,869	467
John B Sanfilippo & Son Inc	5,169	521
Kellanova	127,712	7,706
Kimberly-Clark Corp	19,785	2,637
Kraft Heinz Co/The	198,800	7,032
Kroger Co/The	161,200	8,442
Lancaster Colony Corp	2,560	475
Molson Coors Beverage Co, Cl B	108,600	5,952
Mondelez International Inc, Cl A	6,727	461
National Beverage Corp *	776	36
Oil-Dri Corp of America	3,587	300
PepsiCo Inc	5,199	899
Pilgrim's Pride Corp *	37,090	1,333
Post Holdings Inc *	975	104
Procter & Gamble Co/The	26,819	4,413
Reynolds Consumer Products Inc	36,860	1,048
Seaboard Corp	471	1,574
Simply Good Foods Co/The *	2,866	110
SpartanNash Co	11,655	229
Sprouts Farmers Market Inc *	1,813	143
TreeHouse Foods Inc *	10,812	393
Tyson Foods Inc, Cl A	32,991	1,889
Universal Corp/VA	6,924	332
USANA Health Sciences Inc *	274	13
Vector Group Ltd	1,428	16
Village Super Market Inc, Cl A	10,834	329
Vita Coco Co Inc/The *	7,742	225
Vital Farms Inc *	7,206	298
Walmart Inc	90,135	5,927
WD-40 Co	237	53
Weis Markets Inc	3,951	259
WK Kellogg Co	35,653	677

		110,953
Energy — 3.5%
Chevron Corp	51,400	8,342
CONSOL Energy Inc	1,140	118
DHT Holdings Inc	7,492	91
Dorian LPG Ltd	481	24
DT Midstream Inc	42,100	2,824
Exxon Mobil Corp	88,200	10,342
Gulfport Energy Corp *	2,659	430

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
International Seaways Inc	394	$25
Marathon Petroleum Corp	14,200	2,508
Ranger Energy Services Inc, Cl A	1,468	16
Teekay Corp *	20,525	201
Teekay Tankers Ltd, Cl A	4,804	350
Weatherford International PLC *	680	82

		25,353
Financials — 12.3%
AFC Gamma Inc ‡	3,076	36
Aflac Inc	79,700	7,163
Allstate Corp/The	9,258	1,551
AMERISAFE Inc	629	28
Arch Capital Group Ltd *	7,432	763
Axis Capital Holdings Ltd	17,600	1,300
Banco Latinoamericano de Comercio Exterior SA, Cl E	7,771	233
Bank of New York Mellon Corp/The	147,300	8,781
Bankwell Financial Group Inc	796	20
Berkshire Hathaway Inc, Cl B *	14,028	5,813
Canadian Imperial Bank of Commerce	50,700	2,514
Cboe Global Markets Inc	32,822	5,678
Chicago Atlantic Real Estate Finance Inc ‡	7,137	112
CME Group Inc, Cl A	18,980	3,853
Diamond Hill Investment Group Inc	177	27
Donegal Group Inc, Cl A	7,704	102
Employers Holdings Inc	46,713	1,970
Esquire Financial Holdings Inc	740	34
Everest Group Ltd	5,600	2,189
First Citizens BancShares Inc/NC, Cl A	29	49
Greenlight Capital Re Ltd, Cl A *	5,030	67
Hanover Insurance Group Inc/The	4,301	567
Hartford Financial Services Group Inc/The	78,400	8,110
Loblaw Cos Ltd	22,300	2,590
Loews Corp	51,900	3,986
LPL Financial Holdings Inc	8,969	2,567
Markel Group Inc *	314	515
Mercury General Corp	5,153	288
MetLife Inc	25,700	1,860
Northeast Bank	1,048	58
Northeast Community Bancorp Inc	16,141	275
OceanFirst Financial Corp	73,400	1,105
Old Republic International Corp	137,100	4,357
Old Second Bancorp Inc	1,912	28
Oscar Health Inc, Cl A *	1,227	24
Progressive Corp/The	12,062	2,547
Reinsurance Group of America Inc, Cl A	6,533	1,371
Safety Insurance Group Inc	3,373	261
Selective Insurance Group Inc	3,495	341
SiriusPoint Ltd *	11,813	155
Sixth Street Specialty Lending Inc	104,200	2,293
Skyward Specialty Insurance Group Inc *	11,535	430
Travelers Cos Inc/The	3,800	820
Universal Insurance Holdings Inc	16,437	324

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Unum Group	25,676	$1,383
Virtu Financial Inc, Cl A	40,474	890
W R Berkley Corp	13,587	1,101
WaFd Inc	33,800	947
Western Union Co/The	601,840	7,704
Willis Towers Watson PLC	3,667	936

		90,116
Health Care — 18.8%
AbbVie Inc	28,552	4,604
ACADIA Pharmaceuticals Inc *	9,531	144
Addus HomeCare Corp *	964	111
ADMA Biologics Inc *	40,326	385
Alkermes PLC *	16,186	379
Amgen Inc	10,900	3,334
Amphastar Pharmaceuticals Inc *	5,755	244
ANI Pharmaceuticals Inc *	3,707	241
Anika Therapeutics Inc *	13,291	341
Arcellx Inc *	2,467	128
Ardelyx Inc *	12,553	86
Avista Public Acquisition Corp II, Cl W *	17,477	76
Becton Dickinson & Co	8,858	2,055
Boston Scientific Corp *	28,106	2,124
Bristol-Myers Squibb Co	224,105	9,208
Bruker Corp	4,020	263
Cardinal Health Inc	61,441	6,099
Catalyst Pharmaceuticals Inc *	18,266	295
Cencora Inc	18,991	4,303
Cigna Group/The	29,963	10,326
Collegium Pharmaceutical Inc *	5,803	192
Cross Country Healthcare Inc *	1,571	24
CVS Health Corp	109,400	6,520
Elevance Health Inc	1,491	803
Entrada Therapeutics Inc *	2,560	40
Exelixis Inc *	245,656	5,328
Gilead Sciences Inc	170,026	10,927
Haemonetics Corp *	438	37
Halozyme Therapeutics Inc *	7,353	326
Harmony Biosciences Holdings Inc *	3,922	115
HealthEquity Inc *	915	75
HealthStream Inc	15,342	419
Hims & Hers Health Inc *	9,665	188
Hologic Inc *	37,848	2,792
Humana Inc	9,425	3,375
Incyte Corp *	109,875	6,350
Innoviva Inc *	17,797	281
Intra-Cellular Therapies Inc *	3,237	218
iRadimed Corp	4,125	175
Ironwood Pharmaceuticals Inc, Cl A *	9,127	57
Jazz Pharmaceuticals PLC *	17,000	1,789
Johnson & Johnson	43,400	6,365
Kiniksa Pharmaceuticals Ltd, Cl A *	10,930	208
Krystal Biotech Inc *	1,145	183
LeMaitre Vascular Inc	1,353	107

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ligand Pharmaceuticals Inc *	686	$58
McKesson Corp	21,319	12,143
Merck & Co Inc	84,580	10,618
Mesa Laboratories Inc	1,080	103
MiMedx Group Inc *	31,513	225
Myriad Genetics Inc *	775	18
National HealthCare Corp	1,075	114
Neurocrine Biosciences Inc *	29,306	3,968
Option Care Health Inc *	5,776	172
OraSure Technologies Inc *	35,008	166
Organon & Co	28,260	603
Pacira BioSciences Inc *	1,010	31
Patterson Cos Inc	3,939	97
Pediatrix Medical Group Inc *	6,110	45
Pfizer Inc	58,800	1,685
Prestige Consumer Healthcare Inc *	3,063	197
Quest Diagnostics Inc	15,900	2,257
Quipt Home Medical Corp *	2,637	9
Regeneron Pharmaceuticals Inc *	2,392	2,344
SIGA Technologies Inc	7,730	58
Supernus Pharmaceuticals Inc *	7,521	204
Tactile Systems Technology Inc *	6,918	88
UFP Technologies Inc *	920	239
United Therapeutics Corp *	19,108	5,257
Utah Medical Products Inc	272	19
Vanda Pharmaceuticals Inc *	34,363	176
Varex Imaging Corp *	1,419	22
Vaxcyte Inc *	1,175	82
Vertex Pharmaceuticals Inc *	4,685	2,133
Viatris Inc	251,000	2,661
Voyager Therapeutics Inc *	11,748	99
Zynex Inc *	2,336	24

		137,555
Industrials — 10.1%
ABM Industries Inc	4,209	199
Allison Transmission Holdings Inc	65,100	4,935
Argan Inc	2,569	182
Barrett Business Services Inc	3,825	506
Booz Allen Hamilton Holding Corp, Cl A	12,669	1,928
Cadre Holdings Inc	6,843	225
CECO Environmental Corp *	2,397	60
Core & Main Inc, Cl A *	12,749	734
Costamare Inc	6,209	99
CSG Systems International Inc	87,200	3,763
Cummins Inc	12,700	3,578
Curtiss-Wright Corp	570	161
Donaldson Co Inc	22,502	1,658
EMCOR Group Inc	11,588	4,504
Enerpac Tool Group Corp, Cl A	8,851	348
FTI Consulting Inc *	1,147	246
General Dynamics Corp	9,784	2,933
Golden Ocean Group Ltd	10,237	147
Huntington Ingalls Industries Inc	19,274	4,878

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Huron Consulting Group Inc *	1,772	$157
Hyster-Yale Inc	1,025	74
IBEX Holdings Ltd *	7,280	114
Insperity Inc	407	39
Landstar System Inc	13,209	2,404
Leidos Holdings Inc	8,157	1,200
Lockheed Martin Corp	18,866	8,874
LSI Industries Inc	10,029	159
ManpowerGroup Inc	23,609	1,762
Maximus Inc	2,526	218
MSC Industrial Direct Co Inc, Cl A	414	36
Mueller Industries Inc	322	19
National Presto Industries Inc	4,175	311
Northrop Grumman Corp	13,127	5,917
PACCAR Inc	66,300	7,127
Pangaea Logistics Solutions Ltd	8,925	74
Republic Services Inc, Cl A	2,970	550
REV Group Inc	5,552	152
Schneider National Inc, Cl B	33,415	751
Science Applications International Corp	15,900	2,141
Snap-on Inc	13,700	3,738
Tennant Co	330	34
Textron Inc	42,100	3,688
Trane Technologies PLC	3,442	1,127
Waste Management Inc	9,896	2,085

		73,835
Information Technology — 14.8%
A10 Networks Inc	15,777	239
Adeia Inc	10,645	126
Akamai Technologies Inc *	7,661	707
Amdocs Ltd	206,051	16,278
Appfolio Inc, Cl A *	659	150
Arrow Electronics Inc *	38,100	5,003
Avnet Inc	95,600	5,220
Badger Meter Inc	725	140
Box Inc, Cl A *	3,207	87
Canon Inc ADR	192,800	5,580
Cirrus Logic Inc *	1,025	118
Cisco Systems Inc	224,742	10,450
Cognizant Technology Solutions Corp, Cl A	78,515	5,194
CommVault Systems Inc *	4,188	451
CoreCard Corp *	1,726	24
Daktronics Inc *	13,435	150
Dell Technologies Inc, Cl C	32,900	4,592
F5 Inc *	9,020	1,524
Gartner Inc *	243	102
Gen Digital Inc	43,205	1,073
GoDaddy Inc, Cl A *	28,051	3,917
Hackett Group Inc/The	6,716	150
Hewlett Packard Enterprise Co	418,900	7,394
HP Inc	151,000	5,511
Insight Enterprises Inc *	14,200	2,776
InterDigital Inc	2,861	326

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

U.S. Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
International Business Machines Corp	65,300	$10,895
inTEST Corp *	1,615	16
Juniper Networks Inc	108,900	3,884
Kimball Electronics Inc *	499	11
LiveRamp Holdings Inc *	3,440	108
Motorola Solutions Inc	4,206	1,535
NetApp Inc	44,900	5,407
NVE Corp	1,989	154
Ooma Inc *	5,309	46
Open Text Corp	46,100	1,349
Oracle Corp	20,499	2,402
OSI Systems Inc *	148	21
PC Connection Inc	2,602	176
Photronics Inc *	947	26
Progress Software Corp	648	33
Qorvo Inc *	9,927	977
QUALCOMM Inc	7,694	1,570
Qualys Inc *	1,397	196
Sapiens International Corp NV	563	19
Skyworks Solutions Inc	6,835	633
Squarespace Inc, Cl A *	1,710	75
TD SYNNEX Corp	12,560	1,643
Teradata Corp *	6,580	215
Weave Communications Inc *	3,857	33

		108,706
Materials — 3.6%
Axalta Coating Systems Ltd *	6,404	228
Berry Global Group Inc	35,800	2,144
CF Industries Holdings Inc	33,200	2,647
Core Molding Technologies Inc *	3,008	58
Graphic Packaging Holding Co	101,500	2,874
Innospec Inc	710	93
LyondellBasell Industries NV, Cl A	15,500	1,541
NewMarket Corp	13,087	7,002
Packaging Corp of America	8,722	1,600
Reliance Inc	8,200	2,466
Royal Gold Inc	5,200	667
Silgan Holdings Inc	19,418	918
Sonoco Products Co	60,600	3,719
Southern Copper Corp	5,043	598

		26,555
Real Estate — 0.2%
Equity Commonwealth *‡	27,878	538
Forestar Group Inc *	6,180	210
Postal Realty Trust Inc, Cl A ‡	9,433	126
RMR Group Inc/The, Cl A	14,553	343

		1,217
Utilities — 5.4%
American Electric Power Co Inc	32,200	2,906
American States Water Co	7,074	520
Avista Corp	5,033	186

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Black Hills Corp	2,303	$130
California Water Service Group	3,281	164
Consolidated Edison Inc	5,721	541
Consolidated Water Co Ltd	13,143	356
Entergy Corp	28,000	3,150
Evergy Inc	56,500	3,088
Genie Energy Ltd, Cl B	15,794	241
National Fuel Gas Co	132,626	7,581
New Jersey Resources Corp	4,216	183
Northwest Natural Holding Co	6,544	245
NRG Energy Inc	63,282	5,126
ONE Gas Inc	2,037	125
Otter Tail Corp	26,900	2,434
PG&E Corp	105,945	1,964
PPL Corp	79,700	2,338
SJW Group	5,561	304
Southwest Gas Holdings Inc	230	18
Spire Inc	2,881	177
Unitil Corp	516	28
Vistra Corp	78,100	7,738

		39,543
Total Common Stock
(Cost $591,054) ($ Thousands)		715,095

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Institutional Class
5.170%**†	14,439,287	14,439
Total Cash Equivalent
(Cost $14,439) ($ Thousands)		14,439
Total Investments in Securities — 99.6%
(Cost $605,493) ($ Thousands)		$729,534

SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at May 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	16	Jun-2024	$4,092	$4,236	$144

Percentages are based on Net Assets of $732,663 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	715,095	–	–	715,095
Cash Equivalent	14,439	–	–	14,439
Total Investments in Securities	729,534	–	–	729,534

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	144	–	–	144
Total Other Financial Instruments	144	–	–	144

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$4,771	$63,258	$(68,026)	$(9)	$6	$—	$116	$—
SEI Daily Income Trust, Government Fund, Institutional Class	14,098	273,667	(273,326)	—	—	14,439	967	—
Totals	$18,869	$336,925	$(341,352)	$(9)	$6	$14,439	$1,083	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.3%
Australia — 1.0%
ANZ Group Holdings Ltd	298,100	$5,624
Computershare Ltd	46,184	816
Fortescue Ltd	87,385	1,443
Origin Energy Ltd	321,930	2,190
Rio Tinto Ltd	117,678	10,117
		20,190

Austria — 0.2%
ANDRITZ AG	60,900	3,633
Oberbank AG	350	26
Telekom Austria AG, Cl A	38,558	364
UNIQA Insurance Group AG	115,827	1,031
		5,054

Belgium — 0.4%
Ageas SA/NV	95,850	4,756
Colruyt Group N.V	60,325	3,083
TINC Comm VA	2,195	28
		7,867

Canada — 3.6%
AltaGas Ltd	180,900	4,081
Bank of Nova Scotia/The	56,900	2,693
Barrick Gold Corp	55,900	954
BCE Inc	55,959	1,914
Canadian Imperial Bank of Commerce	113,400	5,622
Canadian Tire Corp Ltd, Cl A	47,800	4,770
Cogeco Communications Inc	58,200	2,233
Empire Co Ltd, Cl Common Subs. Receipt	163,900	3,882
Enbridge	68,450	2,504
Fairfax Financial Holdings Ltd	7,300	8,217
George Weston Ltd	28,400	4,034
Great-West Lifeco Inc, Cl Common Subs. Receipt (A)	172,100	5,161
Loblaw Cos Ltd	124,000	14,400
Manulife Financial Corp, Cl Common Subs. Receipt	197,600	5,132
Metro Inc/CN, Cl A	29,500	1,572
Quebecor Inc, Cl B	116,400	2,455
Sun Life Financial Inc	51,100	2,561
		72,185

China — 0.0%
CITIC Telecom International Holdings Ltd	487,000	160
Fountain SET Holdings Ltd *	174,279	15
Wilmar International Ltd	53,200	122
		297

Denmark — 0.9%
Carlsberg AS, Cl B	18,702	2,529
Danske Bank A/S	328,925	10,087
Novo Nordisk A/S, Cl B	42,426	5,726

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Schouw & Co A/S	3,863	$322
		18,664

Finland — 0.1%
Elisa Oyj, Cl A	51,892	2,405

France — 2.8%
ABC arbitrage	10,682	49
Boiron SA	56	2
Bouygues SA	169,200	6,613
Bureau Veritas SA	10,581	317
Carrefour SA (A)	535,474	8,714
Danone SA	25,166	1,615
Dassault Systemes SE	15,170	610
Eiffage SA	21,994	2,420
Engie SA	54,544	920
Fountaine Pajot SA	344	51
Legrand SA	11,884	1,279
Orange SA	1,627,212	18,946
Societe BIC SA	77,200	5,766
TotalEnergies SE	133,400	9,704
		57,006

Germany — 0.7%
Allianz SE	12,800	3,728
Bayerische Motoren Werke AG	45,600	4,613
Deutsche Telekom AG	187,000	4,525
Heidelberg Materials AG	3,481	362
		13,228

Hong Kong — 1.3%
Bank of East Asia Ltd/The	16,792	22
Chinney Investments Ltd	88,000	9
CK Asset Holdings Ltd	365,500	1,447
Dah Sing Banking Group Ltd	55,711	48
Hang Lung Properties Ltd	377,000	343
HK Electric Investments & HK Electric Investments Ltd	1,212,000	743
HKT Trust & HKT	5,484,000	6,389
Jardine Matheson Holdings Ltd	40,800	1,501
PCCW Ltd	2,635,000	1,411
Power Assets Holdings Ltd	780,500	4,332
SmarTone Telecommunications Holdings Ltd	59,013	28
Sun Hung Kai Properties Ltd	239,000	2,309
Swire Pacific Ltd, Cl A	233,500	2,032
Transport International Holdings Ltd	13,200	15
VTech Holdings	62,233	446
WH Group Ltd	7,864,500	5,357
Yue Yuen Industrial Holdings Ltd	22	–
		26,432

Israel — 1.0%
Check Point Software Technologies Ltd *	91,141	13,717
FIBI Holdings Ltd	9,113	387

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
First International Bank Of Israel Ltd/The	45,565	$1,844
Isracard Ltd	1	–
Ituran Location and Control	5,080	141
Nice Ltd *	8,305	1,576
Nova Ltd *	1,384	289
Radware Ltd *	48,163	977
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	21,771	1,215
		20,146

Italy — 1.1%
A2A SpA	2,477,500	5,188
Coca-Cola HBC AG	26,188	883
Edison	27,405	45
Eni SpA	891,800	14,034
Ferretti	18,800	63
Italgas SpA	32,576	174
Leonardo SpA	42,170	1,079
Orsero	2,443	34
		21,500

Japan — 8.4%
Achilles Corp	2,300	24
Aeon Delight Co Ltd	12,500	327
Aeon Kyushu	700	12
AGC Inc	16,800	587
Ahjikan Co Ltd	5,308	35
Ai Holdings Corp	5,100	80
Aica Kogyo Co Ltd	5,400	119
Aichi Electric Co Ltd	1,000	25
Aisin Corp	39,100	1,460
Alinco	8,300	58
Amano Corp	40,000	962
Anritsu Corp	279,100	2,052
Arcs Co Ltd	59,100	1,116
Artience	11,000	236
Asahi Co Ltd	28,300	257
Asante Inc	7,300	79
Autobacs Seven Co Ltd	83,600	819
Axial Retailing Inc	24,600	157
Belc Co Ltd	6,000	281
Bridgestone Corp	123,700	5,426
Brother Industries Ltd	291,700	5,619
Canon Electronics Inc	3,800	56
Canon Inc	242,100	7,051
Cawachi Ltd	34,400	637
Central Japan Railway Co	62,400	1,393
Chubu Electric Power Co Inc	543,300	7,512
Chubu Shiryo Co Ltd	3,100	32
Chudenko	2,300	48
CI Takiron Corp	35,900	168
Citizen Watch Co Ltd	407,900	2,651
COLOPL Inc	9,500	35

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Computer Engineering & Consulting Ltd	10,600	$117
COMSYS Holdings Corp	26,000	520
Create Medic Co Ltd	2,784	18
Dai Nippon Toryo Co Ltd	4,300	34
Daisue Construction Co Ltd	3,400	39
Daito Trust Construction Co Ltd	900	95
Doshisha Co Ltd	6,100	87
Earth Corp	16,100	483
Ebara Foods Industry Inc	1,600	29
Eco's Co Ltd/Japan	700	10
Eiken Chemical Co Ltd	5,100	68
ENEOS Holdings Inc	1,100,600	5,695
ESTELLE Holdings Co Ltd	6,000	25
EXEO Group Inc	12,800	131
Ezaki Glico Co Ltd	52,400	1,356
Feed One Co Ltd	4,500	26
FJ Next Holdings Co Ltd	11,400	90
Focus Systems	3,900	28
France Bed Holdings Co Ltd	3,900	29
FTGroup	3,900	29
Fujicco Co Ltd	11,100	130
Fujiya Co Ltd	2,100	33
Fumakilla	3,300	26
Gakken Holdings Co Ltd	39,100	245
Gakkyusha Co Ltd	6,100	81
H.U. Group Holdings Inc	10,400	166
Heiwado Co Ltd	80,400	1,215
Hitachi Ltd	525	54
Hogy Medical	8,300	209
Hokkaido Coca-Cola Bottling	3,500	61
Hokkan Holdings Ltd	5,800	61
Hokuto Corp	24,700	286
Honda Motor Co Ltd	699,300	7,925
House Foods Group Inc	74,500	1,373
Inaba Seisakusho	19,400	238
ITOCHU Corp	63,100	2,981
Itochu Enex Co Ltd	18,000	177
Itochu-Shokuhin Co Ltd	953	43
Itoham Yonekyu Holdings Inc	6,120	162
Japan Tobacco Inc	616,500	17,505
JFE Holdings Inc	179,300	2,717
JM Holdings Co Ltd	4,300	82
J-Oil Mills Inc	25,800	318
JSP Corp	30,600	423
Kagome Co Ltd	5,500	125
Kaken Pharmaceutical Co Ltd	39,400	896
Kakiyasu Honten Co Ltd	10,200	169
Kameda Seika Co Ltd	1,800	46
Kansai Electric Power Co Inc/The	122,100	2,211
Kato Sangyo Co Ltd	12,700	336
Kenko Mayonnaise	3,400	40
Kewpie Corp	66,300	1,313

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Key Coffee Inc	6,400	$83
Kitano Construction Corp	1,300	30
Kobe Electric Railway Co Ltd	1,500	27
Komeri Co Ltd	25,900	616
K's Holdings Corp	404,800	3,757
Kuriyama Holdings	8,700	71
Kyorin Pharmaceutical Co Ltd	24,100	263
LAC Co Ltd	6,600	32
Lion Corp	155,900	1,255
Maezawa Kasei Industries Co Ltd	2,400	28
Mandom Corp	9,600	73
Maruzen Co Ltd/Taito ward	1,000	20
Marvelous Inc	13,900	53
McDonald's Holdings Co Japan Ltd	20,000	820
Megmilk Snow Brand Co Ltd	63,600	1,031
MEIJI Holdings Co Ltd	91,500	2,051
Ministop Co Ltd	4,200	42
Miroku Jyoho Service Co Ltd	9,400	106
Mitsubishi Chemical Group Corp	294,700	1,562
Mitsubishi Shokuhin Co Ltd	7,400	246
Mitsui DM Sugar Holdings Co Ltd	10,600	215
Miyoshi Oil & Fat Co Ltd	11,518	99
Mizuho Financial Group Inc	586,800	12,029
Mochida Pharmaceutical Co Ltd	7,200	139
Morinaga & Co Ltd/Japan	40,800	653
Morozoff Ltd	3,622	100
Nagase Brothers	2,000	23
Nagatanien Holdings	13,400	190
NH Foods Ltd	31,900	980
Nihon Chouzai Co Ltd	17,300	153
Nihon Denkei Co Ltd	2,500	33
Nikko Co Ltd/Hyogo	7,600	35
Nippn Corp	90,000	1,277
Nippon Air Conditioning Services Co Ltd	5,300	34
Nippon Beet Sugar Manufacturing Co Ltd	1,900	24
Nippon Carbon Co Ltd	12,900	459
Nippon Ceramic Co Ltd	12,100	199
Nippon Seisen Co Ltd	2,000	17
Nippon Telegraph & Telephone Corp	2,290,500	2,251
Nisshin Oillio Group Ltd/The	14,049	437
Nitto Fuji Flour Milling	700	28
Nittoc Construction Co Ltd	10,800	76
Noevir Holdings	11,800	408
Nomura Real Estate Holdings Inc	20,700	534
Oiles Corp	6,500	93
Okaya	200	23
Okinawa Cellular Telephone Co	14,622	333
Okuwa Co Ltd	29,300	170
Osaki Electric Co Ltd	7,300	32
OUG Holdings Inc	2,682	45
Ozu Corp	2,400	25
Panasonic Holdings Corp	146,900	1,299

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Prima Meat Packers Ltd	36,000	$543
Pro-Ship	3,500	32
Raito Kogyo Co Ltd	40,900	524
Sakata Seed	4,400	95
San-A Co Ltd, Cl A	48,700	1,495
Sanki Engineering Co Ltd	9,500	133
Sanyo Chemical Industries Ltd	21,600	552
Seiko Epson Corp	313,800	5,074
Seikoh Giken	2,100	33
Senko Group Holdings Co Ltd	463,600	3,350
Shindengen Electric Manufacturing	2,400	46
Showa Sangyo Co Ltd	33,100	670
SK Kaken	500	25
SKY Perfect JSAT Holdings Inc	446,900	2,607
SoftBank Corp	480,000	5,760
Sojitz Corp	293,900	7,695
SRA Holdings	8,100	209
ST Corp	5,400	53
Step	4,400	54
Studio Alice Co Ltd	5,900	77
Sugi Holdings Co Ltd	10,500	163
Sundrug Co Ltd	74,800	1,904
Takamatsu Construction Group Co Ltd	11,900	216
Takasago International Corp	1,300	31
Tekken Corp	4,000	67
TKC Corp	5,200	109
TOKAI Holdings Corp	95,300	584
Tokyo Electric Power Co Holdings Inc *	83,700	503
Tokyo Individualized Educational Institute Inc	11,500	30
Tokyu Construction Co Ltd	29,500	145
Torigoe	5,400	24
Trancom Co Ltd	2,800	108
Trend Micro Inc/Japan	89,200	4,040
Unicafe Inc	9,700	57
Unicharm Corp	26,200	846
United Super Markets Holdings Inc	137,200	761
Uoriki Co Ltd	1,400	21
Valor Holdings Co Ltd	19,400	302
Vital KSK Holdings Inc	14,300	124
VT Holdings Co Ltd	9,200	29
Wowow Inc	10,676	72
Yamaguchi Financial Group Inc	365,000	4,476
Yamaya Corp	2,100	41
Yaoko Co Ltd	25,200	1,489
Yasuda Logistics	2,900	27
Yellow Hat	3,900	52
Zaoh Co Ltd	2,000	32
Zenkoku Hosho Co Ltd	6,100	219
Zenrin Co Ltd	33,100	182
ZERIA Pharmaceutical Co Ltd	7,100	90
		170,220

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Netherlands — 2.4%
Acomo NV	2,913	$56
ASR Nederland NV	88,000	4,242
EXOR NV	14,996	1,675
Koninklijke Ahold Delhaize NV	890,295	27,584
Koninklijke KPN NV	788,912	2,949
NN Group NV	100,600	4,673
Wolters Kluwer NV	47,195	7,483
		48,662

New Zealand — 0.2%
Spark New Zealand Ltd	1,259,106	3,230

Norway — 1.0%
AMSC ASA	83,585	257
DNB Bank ASA	166,334	3,250
Orkla ASA	1,048,305	8,340
Sparebank 1 Oestlandet	16,398	213
SpareBank 1 SMN	47,223	688
SpareBank 1 Sorost-Norge	1,460	10
Sparebanken More	280	2
Sparebanken Vest	29,474	367
Telenor ASA	609,329	7,102
Veidekke ASA	6,922	76
		20,305

Portugal — 0.2%
Jeronimo Martins SGPS SA	185,017	4,133
NOS SGPS SA	36,350	131
		4,264

Singapore — 1.6%
DBS Group Holdings Ltd	142,120	3,788
Jardine Cycle & Carriage Ltd	289,200	5,528
Oversea-Chinese Banking Corp Ltd	1,125,300	12,106
Sheng Siong Group Ltd	1,456,233	1,607
Singapore Exchange Ltd	309,600	2,194
United Overseas Bank Ltd	355,100	8,094
		33,317

Spain — 1.2%
ACS Actividades de Construccion y Servicios SA	13,883	620
Aena SME SA	20,797	4,055
Cia de Distribucion Integral Logista Holdings SA	272,601	7,836
Ebro Foods SA	34,992	614
Iberdrola SA	353,299	4,641
Miquel y Costas & Miquel SA	2,889	42
Redeia Corp SA	185,237	3,326
Repsol SA	210,200	3,427
		24,561

Sweden — 1.3%
AAK AB	11,763	329

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Axfood AB	7,433	$197
Essity AB, Cl B	105,326	2,699
Industrivarden AB, Cl C	50,234	1,758
Svenska Handelsbanken AB, Cl A	492,100	4,615
Swedbank AB, Cl A	334,500	6,937
Volvo AB, Cl A	54,300	1,471
Volvo AB, Cl B	278,823	7,476
		25,482

Switzerland — 2.7%
ABB Ltd	125,600	6,878
Basellandschaftliche Kantonalbank	120	113
Berner Kantonalbank AG	2,152	568
BKW AG	7,411	1,167
Chocoladefabriken Lindt & Spruengli AG	128	1,491
Cie Financiere Tradition SA	209	33
Emmi AG	474	473
Givaudan SA	1,046	4,913
Graubuendner Kantonalbank	61	121
Investis Holding SA	813	87
Novartis AG	280,145	28,932
PSP Swiss Property AG	5,035	632
Sandoz Group AG	34,420	1,223
St Galler Kantonalbank AG	329	158
Swatch Group AG/The	27,471	1,145
Swisscom AG	11,481	6,340
Walliser Kantonalbank	687	88
Zug Estates Holding AG, Cl B	34	67
		54,429

United Kingdom — 4.9%
3i Group PLC	76,500	2,789
Aferian PLC, Cl A *	28,544	2
BAE Systems PLC	339,690	6,020
Balfour Beatty	1,071,100	5,065
British American Tobacco PLC	134,300	4,129
Centrica PLC	3,205,645	5,777
CK Hutchison Holdings Ltd	2,017,000	9,845
Coca-Cola Europacific Partners PLC	28,619	2,110
Cranswick PLC	2,736	155
HSBC Holdings PLC	895,000	7,936
Imperial Brands PLC	424,932	10,501
J Sainsbury PLC	672,976	2,375
Kingfisher PLC	1,216,400	4,090
Odfjell Technology	214	1
RELX PLC	219,436	9,544
Sage Group PLC/The	592,274	7,711
Spirent Communications PLC	674,657	1,577
Tesco PLC	1,524,814	6,038
Unilever PLC	112,397	6,123
Vodafone Group PLC	7,232,773	6,964
		98,752

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United States — 60.3%
Abbott Laboratories	1,296	$132
AbbVie Inc	28,864	4,654
Aflac Inc	97,200	8,735
Allison Transmission Holdings Inc	118,500	8,983
Alphabet Inc, Cl A *	50,821	8,767
Alphabet Inc, Cl C *	22,250	3,871
Altria Group Inc	340,622	15,754
Amazon.com Inc *	23,937	4,223
Amdocs Ltd	232,357	18,356
AMETEK Inc	36,481	6,186
Amgen Inc	15,900	4,863
Amphenol Corp, Cl A	50,903	6,738
Apple Inc	48,443	9,313
AptarGroup Inc	52,845	7,805
Archer-Daniels-Midland Co	100,900	6,300
Arrow Electronics Inc *	49,300	6,474
AT&T Inc	1,681,891	30,644
Automatic Data Processing Inc	18,705	4,581
AutoZone Inc *	1,200	3,324
Avnet Inc	64,600	3,527
Bank of New York Mellon Corp/The	348,674	20,784
Becton Dickinson & Co	3,268	758
Berkshire Hathaway Inc, Cl B *	29,305	12,144
Berry Global Group Inc	44,400	2,659
Blue Owl Capital Corp	384,100	6,476
Box Inc, Cl A *	51,366	1,400
Bristol-Myers Squibb Co	277,600	11,407
Bunge Global SA	66,460	7,150
CACI International Inc, Cl A *	5,942	2,522
Cadence Design Systems Inc *	11,805	3,380
Campbell Soup Co	94,051	4,174
Cardinal Health Inc	47,373	4,703
Casey's General Stores Inc	7,664	2,543
Cboe Global Markets Inc	55,913	9,672
CDW Corp/DE	340	76
Cencora Inc	18,726	4,243
Centene Corp *	77,553	5,552
Chemed Corp	11,161	6,187
Chevron Corp	58,800	9,543
Church & Dwight Co Inc	85,469	9,146
Cigna Group/The	39,399	13,578
Cintas Corp	11,968	8,114
Cirrus Logic Inc *	9,247	1,061
Cisco Systems Inc	624,673	29,047
Clorox Co/The	42,581	5,602
CME Group Inc, Cl A	9,576	1,944
Coca-Cola Co/The	113,830	7,163
Cognizant Technology Solutions Corp, Cl A	50,200	3,321
Colgate-Palmolive Co	106,252	9,877
Comcast Corp, Cl A	619,075	24,782
CommVault Systems Inc *	86,781	9,336

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Conagra Brands Inc	307,558	$9,190
Consolidated Edison Inc	38,137	3,606
Costco Wholesale Corp	14,658	11,871
CSG Systems International Inc	46,100	1,989
Cummins Inc	10,100	2,845
CVS Health Corp	308,615	18,393
Dell Technologies Inc, Cl C	57,600	8,039
Dolby Laboratories Inc, Cl A	41,593	3,369
Domino's Pizza Inc	4,541	2,309
Dropbox Inc, Cl A *	4,249	96
DT Midstream Inc	28,882	1,937
eBay Inc	77,817	4,219
Ecolab Inc	33,900	7,872
Electronic Arts Inc	116,100	15,427
Entergy Corp	36,200	4,072
Everest Group Ltd	21,908	8,564
Evergy Inc	61,200	3,345
Exelixis Inc *	152,900	3,316
Exxon Mobil Corp	111,800	13,110
F5 Inc *	78,557	13,274
Fair Isaac Corp *	1,585	2,045
FedEx Corp	5,773	1,466
Ford Motor Co	233,500	2,832
Fox Corp	251,866	8,428
Gen Digital Inc	221,100	5,490
General Dynamics Corp	12,392	3,715
General Mills Inc	216,594	14,891
General Motors Co	67,700	3,046
Gilead Sciences Inc	276,557	17,774
Golub Capital BDC Inc	92,718	1,536
Graco Inc	58,119	4,693
Grand Canyon Education Inc *	11,800	1,681
Graphic Packaging Holding Co	155,000	4,390
GSK PLC	688,724	15,490
Haleon PLC	451,139	1,867
Hartford Financial Services Group Inc/The	126,900	13,128
HealthStream Inc	2,335	64
Hershey Co/The	6,649	1,315
Hewlett Packard Enterprise Co	348,800	6,156
Holcim AG	8,602	751
Hologic Inc *	28,636	2,113
HP Inc	176,300	6,435
Huntington Ingalls Industries Inc	14,438	3,654
Incyte Corp *	232,516	13,437
Ingredion Inc	59,373	6,981
International Business Machines Corp	195,436	32,609
Johnson & Johnson	185,835	27,256
Kellanova	128,736	7,768
Kimberly-Clark Corp	143,480	19,126
Kinder Morgan Inc	217,800	4,245
Kraft Heinz Co/The	337,169	11,926
Kroger Co/The	309,900	16,229

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Leidos Holdings Inc	25,199	$3,706
Lockheed Martin Corp	41,712	19,619
Loews Corp	90,400	6,943
Marsh & McLennan Cos Inc	42,564	8,835
Mastercard Inc, Cl A	7,555	3,378
McDonald's Corp	2,090	541
McKesson Corp	24,865	14,163
Medtronic PLC	42,675	3,472
Merck & Co Inc	95,600	12,002
Microsoft Corp	22,400	9,299
Molina Healthcare Inc *	6,265	1,971
Molson Coors Beverage Co, Cl B	283,126	15,518
Mondelez International Inc, Cl A	74,330	5,094
Motorola Solutions Inc	23,552	8,594
Murphy USA Inc	10,800	4,739
National Fuel Gas Co	98,400	5,625
Nestle SA	62,495	6,620
NetApp Inc	72,613	8,745
Neurocrine Biosciences Inc *	7,383	1,000
New Mountain Finance Corp	392	5
NewMarket Corp	18,498	9,898
Northrop Grumman Corp	15,019	6,770
NRG Energy Inc	26,863	2,176
NVIDIA Corp	6,556	7,188
Old Republic International Corp	157,400	5,002
Oracle Corp	32,300	3,785
O'Reilly Automotive Inc *	3,355	3,232
Organon & Co	30,990	661
PACCAR Inc	141,159	15,175
PepsiCo Inc	41,414	7,160
Pfizer Inc	129,900	3,723
Philip Morris International Inc	69,259	7,021
PNM Resources Inc	53,474	2,050
Procter & Gamble Co/The	87,156	14,341
Provident Financial Holdings Inc	2,655	34
Regeneron Pharmaceuticals Inc *	4,825	4,729
Reliance Inc	18,710	5,628
Republic Services Inc, Cl A	58,546	10,842
Reynolds Consumer Products Inc	40,812	1,161
Roche Holding AG	41,992	10,911
Roper Technologies Inc	12,140	6,468
Royal Gold Inc	34,128	4,375
Royalty Pharma PLC, Cl A	38,515	1,056
RPM International Inc	36,999	4,148
Sanmina Corp *	72,800	4,990
Sanofi SA	93,755	9,136
Shell PLC	255,207	9,143
Sherwin-Williams Co/The	8,194	2,489
Sonoco Products Co	51,900	3,185
TD SYNNEX Corp	37,800	4,946
TE Connectivity Ltd	1,051	157
TEGNA Inc	302,600	4,512

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TJX Cos Inc/The	30,525	$3,147
T-Mobile US Inc	49,975	8,744
United Therapeutics Corp *	50,696	13,948
VeriSign Inc *	30,111	5,249
Verizon Communications Inc	782,022	32,180
Viatris Inc	180,963	1,918
VICI Properties Inc, Cl A ‡	96,157	2,761
Walmart Inc	235,150	15,463
Waste Connections Inc	9,621	1,581
Waste Management Inc	35,383	7,456
Western Union Co/The	535,000	6,848
Willis Towers Watson PLC	15,559	3,972
WK Kellogg Co	27,325	519
Yelp Inc, Cl A *	559	21
		1,220,722

Total Common Stock
(Cost $1,827,051) ($ Thousands)		1,968,918

PREFERRED STOCK — 0.6%
Germany — 0.6%
Bayerische Motoren Werke AG, 6.320%	10,341	993
Henkel AG & Co KGaA (B)	137,476	12,405

Total Preferred Stock
(Cost $11,466) ($ Thousands)		13,398

AFFILIATED PARTNERSHIP — 0.7%
SEI Liquidity Fund, LP
5.430% **†(C)	13,734,870	13,765

Total Affiliated Partnership
(Cost $13,739) ($ Thousands)		13,765

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
5.170%**†	15,278,923	15,279
Total Cash Equivalent
(Cost $15,279) ($ Thousands)		15,279
Total Investments in Securities — 99.4%
(Cost $1,867,535) ($ Thousands)		$2,011,360

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Global Managed Volatility Fund (Concluded)

A list of the open futures contracts held by the Fund at May 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	23	Jun-2024	$1,252	$1,245	$(8)
FTSE 100 Index	6	Jun-2024	635	633	(2)
Hang Seng Index	3	Jun-2024	353	346	(7)
S&P 500 Index E-MINI	25	Jun-2024	6,624	6,620	(4)
SPI 200 Index	5	Jun-2024	642	641	(1)
TOPIX Index	8	Jun-2024	1,402	1,411	10
			$10,908	$10,896	$(12)

A list of the open forward foreign currency contracts held by the Fund at May 31, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	06/24/24	SGD	23,315	USD	17,307	$35
BNP Paribas	06/24/24	EUR	101,023	USD	109,564	(218)
BNP Paribas	06/24/24	NOK	105,446	USD	9,879	(171)
BNP Paribas	06/24/24	DKK	106,261	USD	15,469	(20)
BNP Paribas	06/24/24	SEK	140,948	USD	13,180	(241)
Brown Brothers Harriman	06/24/24	CHF	5	USD	5	—
Brown Brothers Harriman	06/24/24	GBP	30	USD	39	—
Brown Brothers Harriman	06/24/24	CAD	54	USD	40	—
Brown Brothers Harriman	06/24/24	USD	49	NZD	79	—
Brown Brothers Harriman	06/24/24	USD	13	NZD	22	—
Brown Brothers Harriman	06/24/24	SGD	6	USD	5	—
Brown Brothers Harriman	06/24/24	SGD	57	USD	42	—
Brown Brothers Harriman	06/24/24	AUD	72	USD	48	—
Brown Brothers Harriman	06/24/24	NOK	277	USD	26	—
Brown Brothers Harriman	06/24/24	USD	267	AUD	402	—
Brown Brothers Harriman	06/24/24	USD	36	AUD	54	—
Brown Brothers Harriman	06/24/24	USD	424	DKK	2,911	1
Brown Brothers Harriman	06/24/24	USD	2	DKK	13	—
Brown Brothers Harriman	06/24/24	USD	443	HKD	3,459	(1)
Brown Brothers Harriman	06/24/24	USD	71	SGD	96	—
Brown Brothers Harriman	06/24/24	USD	377	SGD	508	—
Brown Brothers Harriman	06/24/24	HKD	169	USD	22	—
Brown Brothers Harriman	06/24/24	HKD	283	USD	36	—
Brown Brothers Harriman	06/24/24	USD	403	NOK	4,251	2
Brown Brothers Harriman	06/24/24	USD	48	NOK	508	—
Brown Brothers Harriman	06/24/24	SEK	587	USD	55	(1)
Brown Brothers Harriman	06/24/24	USD	591	SEK	6,250	4
Brown Brothers Harriman	06/24/24	USD	875	CAD	1,196	3
Brown Brothers Harriman	06/24/24	USD	1,239	CHF	1,121	7
Brown Brothers Harriman	06/24/24	USD	89	GBP	70	—
Brown Brothers Harriman	06/24/24	USD	1,599	GBP	1,255	(1)
Brown Brothers Harriman	06/24/24	USD	301	JPY	47,195	1
Brown Brothers Harriman	06/24/24	USD	2,530	JPY	394,947	(7)
Brown Brothers Harriman	06/24/24	USD	2,927	EUR	2,697	4

SEI Institutional Investments Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	06/24/24	USD	20	EUR	18	$—
Brown Brothers Harriman	06/24/24	JPY	74,746	USD	478	1
Brown Brothers Harriman	06/24/24	JPY	27,273	USD	174	—
Standard Chartered	06/24/24	NZD	3,040	USD	1,862	(5)
Standard Chartered	06/24/24	GBP	46,038	USD	58,556	(59)
Standard Chartered	06/24/24	HKD	127,872	USD	16,397	39
Standard Chartered	06/24/24	JPY	14,388,031	USD	92,406	493
Westpac Banking	06/24/24	AUD	16,676	USD	11,128	32
Westpac Banking	06/24/24	CHF	30,666	USD	33,601	(491)
Westpac Banking	06/24/24	CAD	45,270	USD	33,149	(80)
						$(673)

Percentages are based on Net Assets of $2,024,260 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at May 31, 2024.
(B)	No interest rate available.
(C)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of May 31, 2024 was $13,765 ($ Thousands).

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,968,918	–	–	1,968,918
Preferred Stock	13,398	–	–	13,398
Affiliated Partnership	–	13,765	–	13,765
Cash Equivalent	15,279	–	–	15,279
Total Investments in Securities	1,997,595	13,765	–	2,011,360

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	10	–	–	10
Unrealized Depreciation	(22)	–	–	(22)
Forward Contracts*
Unrealized Appreciation	–	622	–	622
Unrealized Depreciation	–	(1,295)	–	(1,295)
Total Other Financial Instruments	(12)	(673)	–	(685)

*	Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$35,068	$299,708	$(321,036)	$—	$25	$13,765	$306	$—
SEI Daily Income Trust, Government Fund, Institutional Class	15,195	935,083	(934,999)	—	—	15,279	1,611	—
Totals	$50,263	$1,234,791	$(1,256,035)	$–	$25	$29,044	$1,917	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.0%
Australia — 2.2%
Ampol Ltd	83,031	$1,925
ANZ Group Holdings Ltd	526,816	9,939
Aristocrat Leisure Ltd	689,260	20,711
Audinate Group Ltd *	3,973	41
Aurelia Metals Ltd *	381,151	47
BHP Group Ltd	30,295	901
BlueScope Steel Ltd	1,720,433	24,268
Brambles Ltd	252,846	2,402
CAR Group Ltd	42,381	989
Cochlear Ltd	55,361	11,924
Commonwealth Bank of Australia	54,345	4,342
Computershare Ltd	1,157,245	20,445
Goodman Group ‡	223,384	5,018
JB Hi-Fi Ltd	50,975	1,981
National Australia Bank Ltd	165,860	3,755
Northern Star Resources Ltd	167,324	1,599
Nufarm Ltd	36,310	109
Orica Ltd	123,060	1,505
Pro Medicus Ltd	26,656	2,144
Qube Holdings Ltd	490,713	1,176
Red 5 Ltd *	3,135,339	940
Reece Ltd	102,043	1,770
Rio Tinto Ltd	445,000	38,259
Seven Group Holdings Ltd	106,976	2,803
Sigma Healthcare Ltd	1,117,269	936
Super Retail Group Ltd	192,386	1,687
Ventia Services Group Pty Ltd	451,444	1,084
Wesfarmers Ltd	51,008	2,212
Westpac Banking Corp	115,122	1,998
Whitehaven Coal Ltd	963,823	5,170
		172,080

Austria — 0.1%
ANDRITZ AG	3,188	190
CA Immobilien Anlagen AG	53,312	1,726
Erste Group Bank AG	1,129	55
OMV AG	22,521	1,131
Palfinger AG	1,123	29
Raiffeisen Bank International AG	163,914	3,011
		6,142

Belgium — 0.3%
Anheuser-Busch InBev SA/NV	294,022	18,392
Colruyt Group N.V	33,026	1,688
KBC Group NV	11,805	857
Lotus Bakeries NV	122	1,295
Titan Cement International SA	1,584	53
		22,285

Brazil — 1.5%
Ambev SA	10,789,400	23,895
Banco BTG Pactual SA	283,200	1,707
Banco do Brasil SA	9,164,000	47,495
Caixa Seguridade Participacoes S/A	644,600	1,798

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	115,900	$1,636
Cia de Saneamento de Minas Gerais Copasa MG	34,800	133
Cia De Sanena Do Parana	233,700	1,220
Gerdau SA ADR	997,583	3,452
Petroleo Brasileiro SA ADR	279,140	4,341
Telefonica Brasil SA	3,500,000	29,241
Ultrapar Participacoes SA	329,400	1,450
VTEX, Cl A *	11,399	78
Wheaton Precious Metals Corp	27,567	1,510
		117,956

Burkina Faso — 0.0%
IAMGOLD Corp *	241,172	948

Canada — 4.6%
ADENTRA Inc	6,512	185
Aecon Group Inc ‡	12,516	151
Agnico Eagle Mines Ltd	100,403	6,846
Alamos Gold Inc, Cl A	153,122	2,560
Atco Ltd/Canada, Cl I	48,208	1,398
Athabasca Oil Corp *	234,145	861
Barrick Gold Corp	2,280,000	38,888
Boardwalk Real Estate Investment Trust ‡	15,246	787
Brookfield Corp, Cl A	106,685	4,645
BRP Inc	265,744	16,602
Calfrac Well Services Ltd *	14,470	44
Cameco Corp	28,650	1,590
Canadian Imperial Bank of Commerce	164,712	8,166
Canadian Natural Resources Ltd	11,498	883
Canfor Corp *	39,235	431
Cascades Inc	30,453	218
Celestica Inc *	182,905	10,223
Cenovus Energy Inc	367,200	7,653
Centerra Gold Inc	97,400	670
CES Energy Solutions Corp	67,926	360
Cogeco Inc	1,976	69
Constellation Software (A)	2,560	–
Constellation Software Inc/Canada	1,844	5,128
Coveo Solutions Inc *	19,580	111
Crew Energy Inc *	20,600	67
Dollarama Inc	602,647	57,031
Dundee Precious Metals Inc	327,100	2,700
E-L Financial Corp Ltd	100	84
Element Fleet Management Corp	128,915	2,291
Enghouse Systems Ltd	53,558	1,074
Fairfax Financial Holdings Ltd	7,373	8,299
Fortuna Silver Mines Inc *	199,145	1,248
Galiano Gold Inc *	88,300	162
George Weston Ltd	18,900	2,685
Gibson Energy Inc	85,052	1,421
Great-West Lifeco Inc (B)	119,624	3,587
Hammond Power Solutions Inc, Cl A	13,308	1,085

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hudbay Minerals Inc	89,470	$873
iA Financial Corp Inc	47,500	3,092
Intact Financial Corp	6,146	1,028
Keyera Corp	43,322	1,147
Kinaxis Inc *	2,200	236
Kinross Gold Corp	598,054	4,857
Leon's Furniture Ltd	3,400	54
Magna International Inc, Cl A	651,080	29,446
Manulife Financial Corp	948,652	24,636
Martinrea International Inc	32,475	286
MEG Energy Corp *	273,321	5,933
Mullen Group Ltd	45,495	434
National Bank of Canada	370,736	31,682
North West Co Inc/The	5,629	155
NuVista Energy Ltd *	89,703	899
Onex Corp	32,521	2,305
Paramount Resources Ltd, Cl A	7,824	188
Pason Systems Inc	91,465	1,106
Pembina Pipeline Corp	60,344	2,241
Sandstorm Gold Ltd	19,200	108
Secure Energy Services Inc	358,447	2,971
Shopify Inc, Cl A *	49,175	2,910
Softchoice Corp	300	4
Stella-Jones Inc	29,542	1,763
Sun Life Financial Inc	99,903	5,006
TC Energy Corp	72,161	2,782
Telesat Corp *	6,381	72
TFI International Inc	2,500	331
TMX Group Ltd	482,002	12,934
Torex Gold Resources Inc *	21,300	335
Toromont Industries Ltd	300,590	26,250
Trican Well Service Ltd	109,751	361
Triple Flag Precious Metals Corp	13,300	220
Victoria Gold Corp *	1,652	10
Vitalhub Corp *	7,366	37
Whitecap Resources Inc	122,539	959
Winpak Ltd	2,000	64
		357,918

China — 5.3%
AAC Technologies Holdings Inc	415,500	1,283
Agricultural Bank of China Ltd, Cl H	42,599,000	17,852
Alibaba Group Holding Ltd	3,918,200	38,245
Anker Innovations Technology Co Ltd, Cl A	110,370	1,069
ANTA Sports Products Ltd	203,800	2,182
Autohome Inc ADR	27,909	793
Baidu Inc, Cl A *	1,237,100	14,986
Bosideng International Holdings Ltd	1,970,000	1,139
Brilliance China Automotive Holdings Ltd	8,918,000	7,036
BYD Co Ltd, Cl H	35,000	982
BYD Electronic International Co Ltd	241,000	1,046
C&D Property Management Group Co Ltd	77,998	32
CGN Power Co Ltd, Cl H	3,135,000	1,201
China Coal Energy Co Ltd, Cl H	2,553,645	3,220

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
China Construction Bank Corp, Cl H	57,913,000	$41,087
China Leon Inspection Holding Ltd	124,000	23
China Merchants Bank Co Ltd, Cl H	2,786,000	12,478
China Minsheng Banking Corp Ltd, Cl H	3,148,500	1,192
China Overseas Land & Investment Ltd	18,012,500	34,122
China Taiping Insurance Holdings Co Ltd	734,800	797
Chongqing Rural Commercial Bank Co Ltd, Cl H	1,629,968	752
DBG Technology Co Ltd, Cl A	361,404	1,050
Dong-E-E-Jiao Co Ltd	166,766	1,559
Edvantage Group Holdings Ltd	263,211	79
FIH Mobile Ltd *	597,000	57
GF Securities Co Ltd, Cl H	6,700,600	6,077
Haier Smart Home Co Ltd, Cl A	7,977,000	28,969
Hangzhou Cogeneration Group Co Ltd, Cl A	511,700	1,916
Hello Group Inc ADR	45,030	254
Hisense Home Appliances Group Co Ltd, Cl H	145,810	664
HUTCHMED China Ltd *	271,000	1,025
Industrial & Commercial Bank of China Ltd, Cl H	19,179,000	10,862
Inner Mongolia Furui Medical Science Co Ltd, Cl A	111,900	776
Inner Mongolia Xingye Silver&Tin Mining Co Ltd, Cl A	710,600	1,400
Innovent Biologics Inc *	165,500	749
JOYY Inc ADR	113,942	3,402
Kuaishou Technology, Cl B *	1,079,400	7,705
Kunlun Energy Co Ltd	192,000	200
Kweichow Moutai Co Ltd, Cl A	11,600	2,639
Lee & Man Chemical Co Ltd	26,966	14
Lenovo Group Ltd	8,910,000	12,830
Li Auto Inc ADR *	33,619	681
Lonking Holdings Ltd	114,756	21
Luzhou Laojiao Co Ltd, Cl A	70,100	1,687
Meituan, Cl B *	135,400	1,844
Midea Group Co Ltd, Cl A	107,300	958
NetDragon Websoft Holdings Ltd	179,260	269
NetEase Inc	235,100	4,179
New Oriental Education & Technology Group Inc ADR *	11,034	882
Nongfu Spring Co Ltd, Cl H	689,800	3,671
OFILM Group Co Ltd, Cl A *	888,400	992
Pacific Securities Co Ltd/The/China, Cl A *	2,493,277	1,134
PDD Holdings Inc ADR *	81,918	12,270
PetroChina Co Ltd, Cl H	35,270,045	36,151
Sealand Securities Co Ltd, Cl A	2,306,100	1,006
Shanghai Allist Pharmaceuticals Co Ltd, Cl A	171,672	1,377
Shijiazhuang Changshan BeiMing Technology Co Ltd, Cl A *	754,100	733
Sinopec Kantons Holdings Ltd	37,686	19
Sinotruk Hong Kong Ltd	147,500	343

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SITC International Holdings Co Ltd	717,670	$1,840
TCL Electronics Holdings Ltd	258,000	187
Tencent Holdings Ltd	789,600	36,619
Tonghua Golden-Horse Pharmaceutical Industry Co Ltd, Cl A *	391,400	884
Trip.com Group Ltd *	24,400	1,247
Vipshop Holdings Ltd ADR	684,540	11,001
Weichai Power Co Ltd, Cl H	8,033,000	14,424
Xiaomi Corp, Cl B *	1,149,200	2,572
Xinfengming Group Co Ltd, Cl A	475,355	947
Xinyi Glass Holdings Ltd	2,520,139	3,122
Yangzijiang Shipbuilding Holdings Ltd	2,075,800	3,511
Zhejiang Akcome New Energy Technology Co Ltd *	3,175,100	282
Zhejiang Sanmei Chemical Industry Co Ltd, Cl A	147,500	825
Zhejiang Wanfeng Auto Wheel Co Ltd, Cl A	462,700	960
		410,382

Colombia — 0.0%
Aris Mining Corp *	7,400	34

Denmark — 2.8%
AP Moller - Maersk A/S, Cl B	30,704	55,704
Coloplast A/S, Cl B	191,943	23,042
Danske Bank A/S	525,601	16,118
Demant A/S *	79,519	3,808
DSV A/S	30,534	4,684
Genmab A/S *	9,774	2,756
NKT A/S *	10,283	888
Novo Nordisk A/S ADR	16	2
Novo Nordisk A/S, Cl B	590,895	79,750
Novonesis (Novozymes) B, Cl B	16,662	991
Pandora A/S	137,236	22,451
ROCKWOOL A/S, Cl B	17,559	7,360
Sparekassen Sjaelland-Fyn A/S	1,153	36
Svitzer A/S *	5,672	222
Sydbank AS	16,120	857
		218,669

Finland — 1.4%
Cargotec Oyj, Cl B *	7,061	586
Kone Oyj, Cl B	236,159	11,996
Nokia Oyj	21,430,920	83,546
Nokia Oyj ADR	1,366,922	5,331
Nordea Bank Abp	265,390	3,254
Wartsila OYJ Abp, Cl B	231,854	4,834
		109,547

France — 8.1%
Accor SA	527,592	22,847
Air Liquide SA	104,878	20,546
Amundi SA	424,413	32,551
Assystem SA	1,733	109
Carrefour SA (B)	2,000,000	32,546

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cie de Saint-Gobain SA	39,263	$3,435
Cie Generale des Etablissements Michelin SCA	1,102,467	44,463
Credit Agricole SA	95,000	1,539
Criteo SA ADR *	55,976	2,184
Danone SA	924,755	59,351
Dassault Aviation SA	223,390	48,260
Eurazeo SE	23,489	1,970
Hermes International SCA	6,537	15,442
Ipsen SA	51,269	6,712
Kering SA	22,511	7,752
La Francaise des Jeux SAEM	17,601	630
Legrand SA	241,674	26,000
LVMH Moet Hennessy Louis Vuitton SE	62,987	50,252
Pernod Ricard SA	150,530	22,380
Publicis Groupe SA	154,154	17,204
Rexel SA	1,345,393	40,618
Sanofi SA	796,022	77,567
Seche Environnement SACA	334	38
Societe BIC SA	415,000	30,996
Sodexo SA	190,940	17,764
Teleperformance SE	352,677	39,971
Wavestone	960	62
Wendel SE	4,786	472
		623,661

Germany — 6.1%
adidas AG	86,585	21,760
BASF SE	834,355	43,849
Bayer AG	1,933,650	59,280
Bayerische Motoren Werke AG	13,481	1,364
Commerzbank AG	109,699	1,851
Continental AG	680,000	45,946
Covestro AG *	1,088,895	58,384
CTS Eventim AG & Co KGaA	11,901	1,026
Daimler Truck Holding AG	807,666	34,344
Deutsche Bank AG	220,330	3,642
Deutsche Boerse AG	5,533	1,099
Duerr AG	7,262	185
DWS Group GmbH & Co KGaA	38,073	1,763
E.ON SE	205,511	2,740
Fresenius Medical Care AG	632,891	26,919
FUCHS SE *	6,556	246
Heidelberg Materials AG	219,251	22,783
HOCHTIEF AG	36,041	3,916
Knorr-Bremse AG	181,166	13,885
Krones AG	2,291	313
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,251	5,096
Nemetschek SE	24,090	2,185
Rational AG	5,563	4,704
Rheinmetall AG	3,229	1,850
SAP SE	451,285	81,306
Scout24 SE	308,890	23,205

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SUESS MicroTec SE	25,474	$1,510
Talanx AG	18,216	1,447
Traton SE	128,049	4,553
		471,151

Greece — 0.1%
Eurobank Ergasias Services and Holdings SA *	376,057	821
HELLENiQ ENERGY Holdings S.A.	3,679	33
JUMBO SA	57,167	1,638
National Bank of Greece SA *	158,346	1,372
StealthGas Inc *	1,595	14
		3,878

Guatemala — 0.0%
Millicom International Cellular SA *	42,621	1,064

Hong Kong — 1.5%
AIA Group Ltd	7,652,200	59,414
ASMPT Ltd	5,100	61
Bank of East Asia Ltd/The	20,516	27
Chaoda Modern Agriculture Holdings Ltd *	52,790	–
Comba Telecom Systems Holdings Ltd	658,000	48
Hang Seng Bank Ltd	144,000	2,006
Orient Overseas International Ltd	135,503	2,300
Perennial Energy Holdings Ltd	226,998	35
Pou Sheng International Holdings Ltd	348,000	29
Swire Pacific Ltd, Cl A	4,900,000	42,637
Techtronic Industries Co Ltd	636,000	7,821
		114,378

Hungary — 0.3%
Magyar Telekom Telecommunications PLC	12,744	35
MOL Hungarian Oil & Gas PLC	86,492	672
OTP Bank Nyrt	392,451	18,907
		19,614

India — 1.9%
ABB India Ltd	11,028	1,099
Adani Power Ltd *	175,445	1,593
Ahluwalia Contracts India Ltd	4,490	63
Alembic Pharmaceuticals Ltd	2,303	26
Alkem Laboratories Ltd	14,854	857
Angel One Ltd	41,303	1,225
Aurobindo Pharma Ltd	100,255	1,425
Bajaj Auto Ltd	4,133	450
Bharat Electronics Ltd	221,242	786
Bharat Petroleum Corp Ltd	960,717	7,231
Bharti Airtel Ltd	33,634	554
BSE Ltd	25,788	836
Central Depository Services India Ltd	47,455	1,187
CG Power & Industrial Solutions Ltd	136,694	1,054
Coal India Ltd	4,279,924	25,207
Colgate-Palmolive India Ltd	106,734	3,400
DB Corp Ltd	11,535	42
Dr Reddy's Laboratories Ltd	57,776	4,013

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
GAIL India Ltd	330,248	$810
Great Eastern Shipping Co Ltd/The	89,385	1,155
Gujarat Industries Power Co Ltd	143,345	309
Gujarat State Petronet Ltd	47,871	167
HDFC Bank Ltd ADR	567,321	32,842
Hindalco Industries Ltd	382,933	3,172
Hindustan Aeronautics Ltd	116,471	6,943
Hindustan Petroleum Corp Ltd	369,888	2,382
ICICI Bank Ltd	279,835	3,761
IIFL Securities Ltd	31,588	73
Indiabulls Housing Finance Ltd	123,727	234
Indian Metals & Ferro Alloys Ltd	27,129	224
Indian Oil Corp Ltd	7,006,907	13,648
InterGlobe Aviation Ltd *	9,422	473
ITD Cementation India Ltd	6,569	32
J Kumar Infraprojects Ltd	9,170	83
Jindal Saw Ltd	144,577	936
JK Tyre & Industries Ltd	160,992	782
Karur Vysya Bank Ltd/The	790,880	1,868
Kolte-Patil Developers Ltd	2,484	13
Kotak Mahindra Bank Ltd	96,652	1,949
L&T Finance Ltd	195,056	358
Larsen & Toubro Ltd	23,383	1,029
Mahanagar Gas Ltd	38,974	606
MakeMyTrip Ltd *	20,607	1,558
Manappuram Finance Ltd	640,137	1,297
Mangalore Refinery & Petrochemicals Ltd	327,954	799
Nestle India Ltd	36,748	1,037
Oil & Natural Gas Corp Ltd	386,990	1,229
Oracle Financial Services Software Ltd	6,421	574
Power Finance Corp Ltd	541,436	3,202
Prakash Industries Ltd *	38,444	74
Rategain Travel Technologies Ltd, Cl A *	48,243	406
REC Ltd	494,262	3,190
Shanthi Gears Ltd	10,762	68
SP Apparels Ltd	5,752	39
State Bank of India	292,806	2,917
Styrenix Performance Materials Ltd	3,052	65
Trent Ltd	17,791	973
Varun Beverages Ltd	170,836	2,923
WNS Holdings Ltd *	1,381	69
Wonderla Holidays Ltd	54,793	553
Zensar Technologies Ltd	7,672	56
		145,926

Indonesia — 0.2%
ABM Investama Tbk PT	129,467	28
Adaro Energy Indonesia Tbk PT	10,388,420	1,773
Bank Central Asia Tbk PT	2,640,200	1,502
Bank Rakyat Indonesia Persero Tbk PT	18,375,600	4,925
Barito Pacific Tbk PT	13,648,600	897
Chandra Asri Pacific Tbk PT	2,845,100	1,606
Delta Dunia Makmur Tbk PT	1,462,400	50
Elnusa Tbk PT	3,901,400	98

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hexindo Adiperkasa Tbk PT	68,800	$26
Panin Financial Tbk PT *	3,468,300	73
Prima Andalan Mandiri Tbk PT	168,379	56
Surya Semesta Internusa Tbk PT *	3,555,500	261
Tempo Scan Pacific Tbk PT	156,400	19
Triputra Agro Persada PT	2,698,127	93
United Tractors Tbk PT	3,909,975	5,317
		16,724

Ireland — 2.5%
Accenture PLC, Cl A	112,781	31,837
AerCap Holdings NV	18,170	1,685
AIB Group PLC	6,500,000	36,834
Aon PLC, Cl A	142,449	40,119
Bank of Ireland Group PLC	2,894,375	33,040
CRH PLC	341,726	27,939
James Hardie Industries PLC *	631,278	19,670
		191,124

Israel — 1.3%
Camtek Ltd/Israel	17,951	1,838
Check Point Software Technologies Ltd *	371,064	55,845
CyberArk Software Ltd *	33,429	7,664
Isracard Ltd	18	–
Monday.com Ltd *	31,645	7,149
Nice Ltd ADR *	26,573	4,878
Teva Pharmaceutical Industries Ltd ADR *	64,655	1,095
Wix.com Ltd *	131,267	21,147
		99,616

Italy — 1.6%
A2A SpA	632,157	1,324
Banca IFIS SpA	11,515	252
Banca Mediolanum SpA	165,520	1,896
Banca Monte dei Paschi di Siena SpA	453,950	2,434
Banca Popolare di Sondrio SPA	154,556	1,207
BPER Banca SPA	522,230	2,796
Brunello Cucinelli SpA	23,177	2,326
Buzzi SpA	10,341	435
d'Amico International Shipping SA	4,250	32
Danieli & C Officine Meccaniche SpA	5,930	178
Enel SpA	4,279,926	30,926
Ferrari NV	11,292	4,626
Intesa Sanpaolo SpA	2,705,642	10,592
Leonardo SpA	1,162,207	29,738
Maire SpA	234,820	1,929
Moncler SpA	27,351	1,818
PRADA SpA	131,000	1,087
Saipem SpA *	413,902	1,027
UniCredit SpA	651,428	25,731
Unipol Gruppo SpA	176,723	1,814
		122,168

Japan — 10.1%
ABC-Mart Inc	74,300	1,434

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Adastria Co Ltd	13,500	$312
Ad-sol Nissin Corp	1,900	20
Ai Holdings Corp	21,700	342
Aisan Industry Co Ltd	22,900	199
Alfresa Holdings Corp	12,400	175
Alpha Systems Inc	1,300	23
AlphaPolis Co Ltd *	1,600	20
Anest Iwata Corp	8,300	73
Anritsu Corp	15,400	113
AOKI Holdings Inc	9,100	74
Artner Co Ltd	6,300	83
Asahi Group Holdings Ltd	128,000	4,699
Ateam Inc	20,100	85
Atrae Inc *	19,300	84
Avant Group Corp	13,200	112
Avex Inc	6,500	50
Awa Bank Ltd/The	12,300	228
Axell Corp	17,000	141
Axial Retailing Inc	2,000	13
Bank of Iwate Ltd/The	5,400	97
Bank of Saga Ltd/The	1,800	32
baudroie inc *	3,200	67
BIPROGY Inc	96,000	2,545
Bridgestone Corp	33,400	1,465
Brother Industries Ltd	2,308,500	44,464
Business Brain Showa-Ota Inc	2,400	33
Business Engineering Corp	4,100	88
Capcom Co Ltd	270,420	5,008
Carlit Holdings Co Ltd	19,600	153
Cellebrite DI Ltd *	5,934	63
Central Japan Railway Co	238,000	5,312
Central Security Patrols Co Ltd	8,200	153
Chino Corp	2,200	37
Chiyoda Integre Co Ltd	1,400	26
Chugai Pharmaceutical Co Ltd	178,200	5,426
COLOPL Inc	137,300	500
Comture Corp	16,300	187
Creek & River Co Ltd	5,300	57
CTS Co Ltd	4,400	21
Cube System Inc	2,800	20
Daihatsu Diesel Manufacturing Co Ltd	22,200	234
Daiichi Jitsugyo Co Ltd	1,500	23
Dai-ichi Life Holdings Inc	165,200	4,448
Daiichi Sankyo Co Ltd	110,900	3,918
Dainichiseika Color & Chemicals Manufacturing Co Ltd	6,200	129
Daisue Construction Co Ltd	3,500	40
Daiwa Industries Ltd	2,700	26
Daiwa Securities Group Inc	1,296,000	10,194
Denso Corp	55,500	903
Dentsu Group Inc	1,392,400	36,887
Digital Arts Inc	5,900	133
Digital Information Technologies Corp	2,400	26

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Doshisha Co Ltd	1,200	$17
East Japan Railway Co	271,700	4,715
Ehime Bank Ltd/The	6,800	56
Eiken Chemical Co Ltd	34,900	466
Eisai Co Ltd	20,600	885
Elecom Co Ltd	47,500	469
en Japan Inc	17,000	290
ERI Holdings Co Ltd	3,900	59
Fabrica Holdings Co Ltd	2,600	28
Fast Retailing Co Ltd	35,900	9,227
Foster Electric Co Ltd	8,100	91
Fuji Corp/Aichi	7,700	125
Fuji Oil Co Ltd	19,400	64
Fujimori Kogyo Co Ltd	1,500	42
Fujitsu Ltd	1,215,400	17,614
Fukui Computer Holdings Inc	3,300	47
Fukuoka Financial Group Inc	397,600	11,642
Fukushima Galilei Co Ltd	2,800	108
Furuno Electric Co Ltd	2,700	35
Futaba Industrial Co Ltd	11,700	67
Future Corp	10,500	101
Gakken Holdings Co Ltd	18,400	115
Gakujo Co Ltd	5,500	62
GMO internet group Inc	79,800	1,263
GS Yuasa Corp	49,500	1,053
GungHo Online Entertainment Inc	128,800	2,169
Hakuhodo DY Holdings Inc	22,400	186
Hisamitsu Pharmaceutical Co Inc	1,900	45
Hitachi Ltd	25,400	2,618
Hodogaya Chemical Co Ltd	1,000	32
Hokkaido Gas Co Ltd	1,700	40
Horiba Ltd	1,100	87
Hosokawa Micron Corp	1,800	49
Hoya Corp	203,900	24,840
Hyakujushi Bank Ltd/The	13,000	287
Ichikoh Industries Ltd	29,600	106
Idemitsu Kosan Co Ltd	159,100	1,090
I'll Inc	3,100	52
INFRONEER Holdings Inc	115,400	1,000
Inpex Corp	60,800	939
Invincible Investment Corp ‡	4,712	2,050
I-PEX Inc	6,700	86
ISB Corp	4,900	44
Iwaki Co Ltd	3,900	64
Japan Airlines Co Ltd	77,700	1,307
Japan Exchange Group Inc	102,900	2,421
Japan Lifeline Co Ltd	41,900	305
Japan Medical Dynamic Marketing Inc	20,000	79
Japan Post Holdings Co Ltd	206,700	1,998
Japan Post Insurance Co Ltd	187,700	3,620
JK Holdings Co Ltd	3,500	23
Justsystems Corp	8,600	153
Kaga Electronics Co Ltd	4,100	150

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kamakura Shinsho Ltd	6,700	$24
Kanaden Corp	3,400	35
Kansai Paint Co Ltd	202,000	3,376
Kao Corp	373,600	16,376
Kato Works Co Ltd	4,600	38
KAWADA TECHNOLOGIES Inc	8,100	141
KDDI Corp	206,600	5,697
KDX Realty Investment Corp ‡	920	889
Keio Corp	70,000	1,689
Keisei Electric Railway Co Ltd	40,300	1,449
Kewpie Corp	89,200	1,767
Keyence Corp	57,300	25,848
Kikkoman Corp	74,200	863
Kimura Unity Co Ltd	4,900	55
Kirin Holdings Co Ltd	60,700	839
Kitz Corp	10,200	73
Koatsu Gas Kogyo Co Ltd	5,100	30
Kobe Bussan Co Ltd	36,900	817
Koito Manufacturing Co Ltd	1,400,000	19,870
Kokusai Electric Corp	37,800	1,037
Komatsu Ltd	748,000	22,001
Komatsu Wall Industry Co Ltd	1,400	29
Konishi Co Ltd	4,000	31
Kubota Corp	239,000	3,385
Kuraray Co Ltd	75,800	921
Kyodo Printing Co Ltd	1,700	39
Kyoritsu Maintenance Co Ltd	73,800	1,456
Kyoto Financial Group Inc	53,900	969
LAC Co Ltd	6,400	31
LIFULL Co Ltd	47,500	49
M3 Inc	1,849,600	17,949
Maezawa Industries Inc	3,800	33
Makita Corp	529,400	15,622
MarkLines Co Ltd	3,400	68
Maruzen Showa Unyu Co Ltd	1,200	40
Matching Service Japan Co Ltd	10,500	68
Maxell Ltd	31,300	333
Mazda Motor Corp	420,900	4,441
MCJ Co Ltd	12,300	108
Medical System Network Co Ltd, Cl A	5,800	24
Megachips Corp	11,900	320
Meidensha Corp	5,800	159
Meisei Industrial Co Ltd	11,900	98
Micronics Japan Co Ltd	25,300	934
MIMAKI ENGINEERING CO LTD	10,100	117
Mimasu Semiconductor Industry Co Ltd	3,600	85
MINEBEA MITSUMI Inc	1,153,700	24,283
Miroku Jyoho Service Co Ltd	11,800	133
Mitani Sangyo Co Ltd	10,700	24
Mitsuba Corp	17,900	124
Mitsubishi Electric Corp	12,900	224
Mitsubishi Kakoki Kaisha Ltd	1,800	47
Mitsubishi Shokuhin Co Ltd	3,900	130

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mitsubishi UFJ Financial Group Inc	310,000	$3,295
Mitsui & Co Ltd	60,600	3,088
MIXI Inc	258,600	4,717
Mizuho Financial Group Inc	253,300	5,193
Moriroku Holdings Co Ltd	5,600	99
Morita Holdings Corp	3,800	44
MS&AD Insurance Group Holdings Inc	173,700	3,616
Murata Manufacturing Co Ltd	49,400	935
Nagoya Railroad Co Ltd	73,600	844
NEC Corp	174,400	12,992
NEOJAPAN Inc	12,800	120
Nice Corp	2,600	32
Nichirei Corp	124,600	2,827
Nihon Chouzai Co Ltd	5,600	50
Nihon Denkei Co Ltd	4,400	58
Nihon Trim Co Ltd	2,800	57
Nikon Corp	4,000,000	41,662
Nippon Concept Corp	1,900	22
Nippon Dry-Chemical Co Ltd	200	3
Nippon Paint Holdings Co Ltd	130,100	877
Nippon Sanso Holdings Corp	31,600	937
Nippon Shinyaku Co Ltd	30,900	606
Nippon Thompson Co Ltd	41,300	159
Nishimatsu Construction Co Ltd	36,800	1,024
Nissan Motor Co Ltd	1,323,600	4,738
Nissan Tokyo Sales Holdings Co Ltd	86,600	291
Nissei ASB Machine Co Ltd	2,000	66
Nissin Corp	2,100	60
Nisso Holdings Co Ltd	8,500	46
Nissui Corp	223,200	1,255
Nitto Kogyo Corp	6,000	132
Nitto Kohki Co Ltd	2,900	43
Nitto Seiko Co Ltd	16,700	63
Nomura Research Institute Ltd	48,800	1,307
Noritz Corp	7,900	90
NS Solutions Corp	8,600	279
NSD Co Ltd	1,300	24
OBIC Business Consultants Co Ltd	39,900	1,598
Obic Co Ltd	40,900	5,314
Ohba Co Ltd	4,100	27
OIE Sangyo Co Ltd	2,000	25
Okabe Co Ltd	6,100	31
Okamoto Industries Inc	800	24
Okamura Corp	11,400	165
Okura Industrial Co Ltd	3,100	60
Olympus Corp	694,500	10,969
Optim Corp *	26,600	115
Optorun Co Ltd	12,500	170
Oracle Corp Japan *	38,800	2,761
Oro Co Ltd	5,200	90
Otsuka Corp	166,800	3,170
Otsuka Holdings Co Ltd	205,100	8,474
PAL GROUP Holdings Co Ltd	9,800	114

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Park24 Co Ltd *	75,400	$784
Pasco Corp	2,300	27
PCA Corp	2,600	33
Persol Holdings Co Ltd	152,000	220
Pickles Holdings Co Ltd	3,100	23
Pigeon Corp	381,900	3,665
PR Times Corp *	7,200	79
Pronexus Inc	16,200	129
Proto Corp	3,500	30
QB Net Holdings Co Ltd	3,700	26
Qol Holdings Co Ltd	6,000	57
R&D Computer Co Ltd	4,500	24
Rasa Corp	4,500	51
Rasa Industries Ltd	1,800	35
Recruit Holdings Co Ltd	411,500	20,789
Resona Holdings Inc	3,348,200	23,259
Rheon Automatic Machinery Co Ltd	1,622	16
Ricoh Co Ltd	102,500	921
Riken Technos Corp	6,700	43
Riso Kagaku Corp	2,300	49
Rix Corp	1,400	27
Rohto Pharmaceutical Co Ltd	51,900	916
Sac's Bar Holdings Inc	6,500	32
Sakai Heavy Industries Ltd	1,000	37
Sakai Moving Service Co Ltd	2,000	30
Sakata INX Corp	4,200	51
Sangetsu Corp	11,900	227
Sanko Metal Industrial Co Ltd	900	26
Santen Pharmaceutical Co Ltd	73,600	765
Sanwa Holdings Corp	172,200	3,208
Sanyo Shokai Ltd	6,400	105
Sapporo Holdings Ltd	26,900	910
Sato Holdings Corp	4,400	60
SCREEN Holdings Co Ltd	106,500	10,195
SCSK Corp	119,300	2,263
Seika Corp	1,500	39
SERAKU Co Ltd	12,200	85
Seven & i Holdings Co Ltd	412,300	5,326
Shibusawa Warehouse Co Ltd/The	200	4
Shimamura Co Ltd	89,500	4,291
Shimano Inc	81,100	13,246
Shinnihonseiyaku Co Ltd	6,900	74
Shinsho Corp	500	23
Shofu Inc	1,700	41
SIGMAXYZ Holdings Inc	2,100	19
Sinfonia Technology Co Ltd	2,600	57
SMK Corp	1,400	22
SMS Co Ltd	1,164,900	14,454
Softcreate Holdings Corp	2,900	37
Sompo Holdings Inc	123,600	2,618
Sotetsu Holdings Inc	50,800	791
Sprix Inc	2,400	12
Star Micronics Co Ltd	14,100	191

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Subaru Corp	187,100	$4,186
Sugi Holdings Co Ltd	112,500	1,747
Sumitomo Electric Industries Ltd	59,300	963
Sumitomo Mitsui Financial Group Inc	148,800	9,746
Sumitomo Riko Co Ltd	12,600	102
Sumitomo Seika Chemicals Co Ltd	2,000	65
Suntory Beverage & Food Ltd	428,200	15,740
Sun-Wa Technos Corp	8,400	121
Suzuken Co Ltd/Aichi Japan	59,600	1,801
System Research Co Ltd	3,200	32
System Support Inc	2,300	27
Systena Corp	44,900	81
T RAD Co Ltd	2,700	62
T&D Holdings Inc	109,000	1,972
Taiho Kogyo Co Ltd, Cl A	5,300	28
Takara & Co Ltd	3,700	63
Takashimaya Co Ltd	224,100	3,717
Takeda Pharmaceutical Co Ltd	236,700	6,307
Takeuchi Manufacturing Co Ltd	23,200	906
Tanabe Consulting Group Co Ltd	3,600	24
TDK Corp	314,000	15,783
TechMatrix Corp	9,400	112
Teikoku Electric Manufacturing Co Ltd	8,700	129
Temairazu Inc	4,000	75
Terumo Corp	239,300	4,079
TIS Inc	191,700	3,509
TKC Corp	3,000	63
Toei Animation Co Ltd	499,100	7,606
Toho Holdings Co Ltd	94,900	2,401
Tohoku Electric Power Co Inc	106,600	1,080
Tokio Marine Holdings Inc	45,900	1,591
Tokyo Electron Ltd	31,000	6,588
Tokyo Seimitsu Co Ltd	38,500	2,759
Tokyu Fudosan Holdings Corp	617,700	4,285
Toli Corp	9,800	25
Toray Industries Inc	3,224,000	16,163
Toshiba TEC Corp	7,500	153
Toyo Engineering Corp	25,300	151
Toyo Suisan Kaisha Ltd	39,600	2,857
Toyokumo Inc	2,200	20
Toyota Tsusho Corp	13,800	843
Trancom Co Ltd	600	23
Transcosmos Inc	1,300	28
Trend Micro Inc/Japan	167,000	7,564
Trusco Nakayama Corp	1,900	30
Tsubakimoto Chain Co	6,500	245
Tsubakimoto Kogyo Co Ltd	2,700	38
Tsugami Corp	22,900	212
UBE Corp	48,900	904
Ubicom Holdings Inc	3,800	29
Union Tool Co	3,500	127
Unipres Corp	14,900	142
USS Co Ltd	80,900	633

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vital KSK Holdings Inc	6,300	$55
Wacom Co Ltd	23,300	106
Waseda Academy Co Ltd	3,800	38
WingArc1st Inc	5,800	106
Wowow Inc	2,300	16
Xebio Holdings Co Ltd	15,700	115
Yakult Honsha Co Ltd	179,200	3,272
YAMABIKO Corp	4,300	59
Yamaha Motor Co Ltd	311,200	3,050
Yamaichi Electronics Co Ltd	10,700	236
Yamashin-Filter Corp	19,900	45
Yokogawa Electric Corp	135,200	3,485
Yokowo Co Ltd	26,400	347
Yorozu Corp	4,600	32
Yossix Holdings Co Ltd	11,900	212
Yushin Precision Equipment Co Ltd	5,700	26
Zenrin Co Ltd	4,100	22
ZERIA Pharmaceutical Co Ltd	2,400	30
ZIGExN Co Ltd	34,200	137
		775,190

Kuwait — 0.0%
Mabanee Co KPSC	377,933	1,022

Luxembourg — 0.7%
ArcelorMittal SA	1,012,098	26,545
Spotify Technology SA *	80,344	23,845
		50,390

Macao — 0.7%
Galaxy Entertainment Group Ltd	3,508,000	16,896
MGM China Holdings Ltd	608,000	1,081
Sands China Ltd *	14,250,000	34,140
Wynn Macau Ltd *	900,800	856
		52,973

Malaysia — 0.1%
Alliance Bank Malaysia Bhd	48,400	40
Bermaz Auto Bhd	72,200	37
Dialog Group Bhd	4,927,500	2,505
Fraser & Neave Holdings Bhd	11,400	79
Jaya Tiasa Holdings BHD	301,300	71
Pantech Group Holdings Bhd	216,400	49
Sunway Bhd	1,199,300	893
Wellcall Holdings Bhd	110,000	39
YTL Power International Bhd	1,835,300	1,924
		5,637

Mexico — 0.2%
Grupo Financiero Inbursa SAB de CV, Cl O *	337,100	898
Southern Copper Corp	30,973	3,674
Ternium SA ADR	195,181	8,428
		13,000

Netherlands — 5.0%
ABN AMRO Bank NV	187,151	3,180

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Arcadis NV	26,990	$1,759
ASML Holding NV	36,829	34,816
EXOR NV	230	26
Fugro NV	50,450	1,343
HAL Trust	376	47
IMCD NV	148,775	22,514
ING Groep NV	2,132,296	37,880
Koninklijke Ahold Delhaize NV	976,216	30,246
Koninklijke KPN NV	2,023,101	7,564
Koninklijke Philips NV *	2,100,810	56,742
Koninklijke Vopak NV	32,058	1,313
Pluxee NV *	193,262	6,032
Randstad NV	646,491	33,969
Royal BAM Group NV	228,882	957
Signify NV	1,800,000	48,696
Stellantis NV	114,497	2,511
Universal Music Group NV	913,096	28,330
Wolters Kluwer NV	411,910	65,309
		383,234

Norway — 0.6%
AutoStore Holdings Ltd *	4,394,977	6,194
Equinor ASA	459,596	13,254
Gjensidige Forsikring ASA	1,183,022	20,694
Golden Ocean Group Ltd	7,021	101
Hoegh Autoliners ASA	25,455	302
Kongsberg Gruppen ASA	91,439	7,850
MPC Container Ships ASA	33,026	71
Odfjell SE, Cl A	3,058	52
		48,518

Peru — 0.0%
Credicorp Ltd	7,170	1,185

Philippines — 0.0%
International Container Terminal Services Inc	88,570	518
SM Investments Corp	65,990	982
		1,500

Poland — 0.3%
Alior Bank SA	51,987	1,263
Bank Polska Kasa Opieki SA	94,716	3,849
Budimex SA	5,623	1,068
Eurocash SA	13,261	45
Lubelski Wegiel Bogdanka SA	8,005	62
Powszechna Kasa Oszczednosci Bank Polski SA	225,232	3,396
Powszechny Zaklad Ubezpieczen SA	906,204	11,509
Rainbow Tours SA	4,051	109
		21,301

Portugal — 0.1%
Galp Energia SGPS SA, Cl B	187,316	3,928

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Navigator Co SA/The	9,822	$43
		3,971

Qatar — 0.0%
Aamal Co *	118,535	25
Gulf International Services QSC	517,564	448
Ooredoo QPSC	654,105	1,693
Qatar Insurance Co SAQ	283,249	163
		2,329

Romania — 0.0%
NEPI Rockcastle NV	113,475	782

Saudi Arabia — 0.4%
Al Babtain Power & Telecommunication Co	49,248	457
Arab National Bank	629,648	3,307
Arabian Centres Co	37,322	205
Astra Industrial Group	132,638	5,411
Bank AlBilad	108,195	936
Elm Co	15,992	3,397
Etihad Etisalat Co	888,228	11,071
National Agriculture Development Co/The *	105,564	836
SAL Saudi Logistics Services	16,173	1,097
Saudi Arabian Cooperative Insurance Co *	18,099	76
Saudi Electricity Co	1,009,450	4,500
Saudi Marketing Co *	21,810	125
Saudia Dairy & Foodstuff Co	11,174	1,004
Zamil Industrial Investment Co *	20,901	121
		32,543

Singapore — 0.4%
DBS Group Holdings Ltd	425,240	11,335
Genting Singapore Ltd	3,371,800	2,273
Grab Holdings Ltd, Cl A *	284,640	1,045
Jardine Cycle & Carriage Ltd	106,600	2,038
Marco Polo Marine Ltd	1,552,200	78
Sembcorp Industries Ltd	78,400	296
Singapore Airlines Ltd	2,823,400	14,173
Singapore Exchange Ltd	385,700	2,733
		33,971

South Africa — 0.8%
ArcelorMittal South Africa Ltd *	44,318	2
Clicks Group Ltd	1,968,161	30,918
Exxaro Resources Ltd	4,271	41
Tiger Brands Ltd	3,076,111	31,860
Zeda Ltd/South Africa *	6,286	4
		62,825

South Korea — 3.6%
BNK Financial Group Inc	875,082	5,360
Celltrion Inc	7,102	907
Daeduck Co Ltd	8,141	38
DGB Financial Group Inc	60,276	359
Fila Holdings Corp	1,250,000	35,657
Hana Financial Group Inc	379,141	16,931

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HD Hyundai Electric Co Ltd	4,953	$1,076
HLB Inc *	43,587	1,934
Hyundai Motor Co	7,583	1,391
KB Financial Group Inc	191,217	10,993
Kia Corp	36,176	3,088
Korea Airport Service Co Ltd	762	37
KT&G Corp	600,000	36,217
LEENO Industrial Inc	6,074	1,177
LG Corp	615,460	36,213
LG Electronics Inc	31,128	2,368
LG H&H Co Ltd	148,239	44,842
LigaChem Biosciences Inc *	20,371	945
Mgame Corp	3,992	16
Multicampus Co Ltd	1,193	29
Sajodaerim Corp	1,207	38
Samsung Electronics Co Ltd	981,446	52,000
Shinhan Financial Group Co Ltd	551,878	18,933
SK Hynix Inc	28,738	3,960
Tongyang Life Insurance Co Ltd	18,051	65
Woori Financial Group Inc	103,391	1,061
		275,635

Spain — 2.2%
ACS Actividades de Construccion y Servicios SA	30,398	1,357
Aena SME SA	24,762	4,828
Amadeus IT Group SA, Cl A	321,985	22,839
Banco Bilbao Vizcaya Argentaria SA	786,336	8,485
Banco Santander SA	1,446,724	7,593
Bankinter SA	112,009	987
CaixaBank SA	7,190,993	41,141
Cia de Distribucion Integral Logista Holdings SA	3,670	106
Iberdrola SA	164,387	2,159
Industria de Diseno Textil SA	1,685,244	79,693
		169,188

Sweden — 2.1%
AAK AB	42,997	1,204
Alfa Laval AB	27,126	1,251
Assa Abloy AB, Cl B	1,077,957	31,486
Atlas Copco AB, Cl A	519,445	9,917
Castellum AB *	81,061	1,006
Essity AB, Cl B	651,074	16,684
Fastighets AB Balder, Cl B *	424,967	2,855
H & M Hennes & Mauritz AB, Cl B	529,063	9,337
Hexagon AB, Cl B	2,060,386	22,568
Mycronic AB	34,736	1,365
Securitas AB, Cl B	2,241,996	22,980
Skanska AB, Cl B	137,030	2,414
SKF AB, Cl B	60,353	1,316
Trelleborg AB, Cl B	27,464	1,068
Volvo AB, Cl B	1,264,593	33,908
		159,359

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Switzerland — 5.7%
ABB Ltd	882,679	$48,334
Accelleron Industries AG	44,798	1,808
Alcon Inc	90,350	8,046
BKW AG	12,844	2,022
DocMorris AG *	5,942	443
Georg Fischer AG	6,992	505
Givaudan SA	2,647	12,432
Holcim AG	252,557	22,054
Julius Baer Group Ltd	434,974	26,075
Logitech International SA	352,671	34,949
Nestle SA	205,063	21,721
Partners Group Holding AG	30,760	41,120
Roche Holding AG	350,735	89,807
Schindler Holding AG	46,057	11,926
Swatch Group AG/The, Cl B	201,393	43,118
Swiss Prime Site AG	4,184	386
Swissquote Group Holding SA	5,650	1,725
UBS Group AG	1,500,693	47,392
VAT Group AG	51,847	27,965
Zehnder Group AG	2,587	174
		442,002

Taiwan — 4.5%
Acer Inc	2,109,000	3,460
ACES Electronic Co Ltd	45,000	70
Ampire Co Ltd	78,000	97
Arcadyan Technology Corp	375,000	1,938
ASROCK Inc	269,634	1,954
Asustek Computer Inc	1,546,000	24,613
Azurewave Technologies Inc *	193,000	315
Chicony Electronics Co Ltd	390,000	2,256
ChipMOS Technologies Inc	143,000	196
Compal Electronics Inc	4,447,000	5,107
Compeq Manufacturing Co Ltd	396,000	900
Cyberlink Corp	55,000	171
CyberPower Systems Inc	700	6
Elan Microelectronics Corp	20,000	101
Elite Material Co Ltd	90,000	1,141
Ennoconn Corp	124,000	1,257
Eva Airways Corp	1,007,000	1,116
Evergreen Marine Corp Taiwan Ltd	2,080,800	13,521
Fortune Electric Co Ltd	74,000	1,640
Gemtek Technology Corp	156,000	179
General Interface Solution Holding Ltd *	423,184	869
General Plastic Industrial Co Ltd	29,000	35
Goldsun Building Materials Co Ltd	872,000	1,257
Hon Hai Precision Industry Co Ltd	8,755,000	46,625
International Games System Co Ltd	157,000	4,917
ITE Technology Inc	100,783	547
Keystone Microtech Corp	22,000	207
L&K Engineering Co Ltd	22,044	148
Lanner Electronics Inc	480	1
Largan Precision Co Ltd	490,000	34,607

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lotes Co Ltd	283,000	$14,125
Makalot Industrial Co Ltd	90,000	1,073
MediaTek Inc	820,146	31,407
Micro-Star International Co Ltd	167,000	992
Novatek Microelectronics Corp	1,196,311	22,054
Pegatron Corp	415,000	1,362
Pixart Imaging Inc	86,000	436
Pou Chen Corp	4,686,000	5,434
Powertech Technology Inc	344,000	1,899
Quanta Computer Inc	191,000	1,623
Radiant Opto-Electronics Corp	233,000	1,421
Raydium Semiconductor Corp	15,000	192
Realtek Semiconductor Corp	1,113,000	18,792
San Fang Chemical Industry Co Ltd	123,000	123
Silicon Motion Technology Corp ADR	16,889	1,319
Simplo Technology Co Ltd	421,000	5,368
Sitronix Technology Corp	82,000	660
Solteam Inc	40,000	66
Sunplus Innovation Technology Inc	41,000	227
Sunrex Technology Corp	123,000	233
Tainan Enterprises Co Ltd	41,000	59
Taiwan Semiconductor Manufacturing Co Ltd	1,828,000	46,811
Taiwan Semiconductor Manufacturing Co Ltd ADR	256,075	38,678
Tripod Technology Corp	137,000	902
Uni-President Enterprises Corp	619,000	1,530
Weblink International Inc	41,000	82
Wiwynn Corp	16,000	1,225
WPG Holdings Ltd	18,000	48
WT Microelectronics Co Ltd	217,000	771
Yield Microelectronics Corp	53,146	164
Youngtek Electronics Corp	24,000	54
		348,381

Thailand — 0.3%
Bangchak Corp PCL NVDR	457,700	478
Bangkok Bank PCL NVDR	986,800	3,665
Bangkok Dusit Medical Services PCL NVDR	2,190,000	1,609
Central Pattana PCL NVDR	662,900	1,034
Krung Thai Bank PCL NVDR	2,084,600	976
PTT Exploration & Production PCL NVDR	1,659,300	6,977
PTT PCL NVDR	136,200	121
SCB X PCL	2,953,000	8,527
Star Petroleum Refining PCL NVDR *	259,300	60
TMBThanachart Bank PCL NVDR	45,089,300	2,073
		25,520

Türkiye — 0.2%
Agesa Hayat ve Emeklilik AS	66,688	209
Akbank TAS	3,574,037	7,368
Turk Hava Yollari AO *	162,155	1,524
Turkcell Iletisim Hizmetleri AS	375,668	1,162
Turkiye Garanti Bankasi AS	720,513	2,411

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Turkiye Is Bankasi AS, Cl C	2,661,408	$1,331
Turkiye Petrol Rafinerileri AS	29,277	161
		14,166

United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	3,540,365	7,518
Abu Dhabi Islamic Bank PJSC	366,930	1,121
Agthia Group PJSC	28,923	44
Air Arabia PJSC	634,041	399
Dubai Islamic Bank PJSC	302,291	454
Emaar Development PJSC	59,629	121
Emaar Properties PJSC	8,544,726	17,820
Emirates Integrated Telecommunications Co PJSC	4,923	8
Emirates NBD Bank PJSC	1,454,867	6,159
Sharjah Islamic Bank	89,842	54
		33,698

United Kingdom — 12.6%
3i Group PLC	63,801	2,326
4imprint Group PLC	261	22
Allfunds Group Plc	973,695	5,782
Anglo American PLC	1,400,000	44,803
Barclays PLC	25,063,134	70,203
Barclays PLC ADR	1,291,842	14,662
BP PLC	6,500,000	40,399
Breedon Group PLC	38,135	187
British American Tobacco PLC	1,200,000	36,898
Burberry Group PLC	2,272,895	29,951
Centrica PLC	11,684,715	21,058
Concentric AB	431	9
Diageo PLC	1,427,495	47,809
Diploma PLC	374,786	19,526
Experian PLC	956,853	43,943
FDM Group Holdings PLC	9,669	56
Ferrexpo PLC *	1,124,643	595
Halma PLC	1,305,645	37,004
HSBC Holdings PLC	3,105,967	27,539
Imperial Brands PLC	1,500,000	37,069
International Consolidated Airlines Group SA *	1,361,000	2,970
Intertek Group PLC	252,198	15,336
Investec PLC	773,765	5,085
ITV PLC	41,519,153	42,078
J Sainsbury PLC	7,451,442	26,299
London Stock Exchange Group PLC	321,218	37,470
Morgan Sindall Group PLC	293	9
NatWest Group PLC	7,473,374	29,973
Ninety One PLC	138,672	296
Reckitt Benckiser Group PLC	1,371,013	77,713
RELX PLC	909,766	39,565
Sage Group PLC/The	390,546	5,084
Shell PLC	841,298	30,327
Smith & Nephew PLC	1,709,161	21,552

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Smiths News PLC	201	$–
Standard Chartered PLC	2,051,918	20,310
SThree PLC	3,037	17
Tesco PLC	8,183,677	32,405
Travis Perkins PLC	1,198,831	13,119
Unilever PLC	1,100,908	59,962
WPP PLC	3,500,000	36,398
		975,809

United States — 2.0%
Envista Holdings Corp *	809,646	15,675
Harley-Davidson Inc	1,100,000	39,468
Intel Corp	1,110,000	34,244
Kyndryl Holdings Inc *	1,043,533	27,768
Western Union Co/The	3,100,000	39,680
		156,835

Vietnam — 0.2%
Vietnam Dairy Products JSC	5,341,600	13,749

Total Common Stock
(Cost $6,213,581) ($ Thousands)		7,329,978

PREFERRED STOCK — 2.2%
Brazil — 0.4%
Banco do Estado do Rio Grande do Sul SA (C)	56,174	118
Cia De Sanena Do Parana (C)	92,000	98
Cia Energetica de Minas Gerais (C)	5,027,100	9,517
Itau Unibanco Holding SA (C)	1,232,700	7,304
Marcopolo SA (C)	139,560	171
Metalurgica Gerdau SA (C)	199,100	405
Petroleo Brasileiro SA (C)	1,524,600	11,272
Schulz SA (C)	31,000	36
		28,921

Germany — 1.8%
Henkel AG & Co KGaA (C)	835,337	75,377
Sartorius AG (C)	68,739	18,021
Volkswagen AG (C)	403,760	50,407
		143,805

Total Preferred Stock
(Cost $156,959) ($ Thousands)		172,726

EXCHANGE TRADED FUNDS — 0.1%
United States — 0.1%
iShares Core MSCI EAFE ETF	27,463	2,072
iShares MSCI Emerging Markets ETF	24,326	1,017

Total Exchange Traded Funds
(Cost $3,086) ($ Thousands)		3,089

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.5%
SEI Liquidity Fund, LP
5.430% **†(D)	35,641,473	$35,680

Total Affiliated Partnership
(Cost $35,644) ($ Thousands)		35,680

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Institutional Class
5.170%**†	49,270,180	49,270
Total Cash Equivalent
(Cost $49,270) ($ Thousands)		49,270
Total Investments in Securities — 98.4%
(Cost $6,458,540) ($ Thousands)		$7,590,743

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

World Equity Ex-US Fund (Continued)

A list of the open futures contracts held by the Fund at May 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	359	Jun-2024	$19,003	$19,424	$161
FTSE 100 Index	96	Jun-2024	9,773	10,128	189
Hang Seng Index	47	Jun-2024	5,579	5,410	(163)
S&P TSX 60 Index	45	Jun-2024	8,689	8,811	71
SPI 200 Index	54	Jun-2024	6,828	6,930	(63)
TOPIX Index	67	Jun-2024	11,870	11,818	194
			$61,742	$62,521	$389

A list of the open OTC Swap agreement held by the Fund at May 31, 2024, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	Custom Basket of International Equity Securities	CUSTOM FINANCING	BASKET RETURN	Annually	12/31/2049	USD	7,959	$7,133	$–	$7,133
								$7,133	$–	$7,133

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of May 31, 2024:

International Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

15,496	ASML Holding N.V.	$14,569	$158	(183.1)%
94,570	NOVARTIS AG	9,441	293	(118.6)
208,700	ITOCHU CORP	9,002	727	(113.1)
906,100	JAPAN POST HOLDINGS CO LTD	8,402	324	(105.6)
95,872	CRH PLC	8,041	(644)	(101.0)
176,357	SHELL PLC	6,073	253	(76.3)
65,374	STANTEC INC	5,553	(362)	(69.8)
117,851	RELX PLC	5,067	58	(63.7)
70,901	TOTALENERGIES SE	4,905	290	(61.6)
182,700	PAN PACIFIC INTERNATIONAL HOLDINGS CORP	4,550	175	(57.2)
1,693,525	LONDONMETRIC PROPERTY PLC	4,171	191	(52.4)
298,300	NATIONAL GRID PLC	3,985	(683)	(50.1)
45,100	SONY GROUP CORP	3,714	(17)	(46.7)
87,166	EXPERIAN PLC	3,708	249	(46.6)
404,022	HSBC HOLDINGS PLC	3,645	48	(45.8)
708,300	TORAY INDUSTRIES INC	3,509	29	(44.1)
30,501	LOBLAW COS LTD	3,478	58	(43.7)
35,943	EURONEXT NV	3,464	74	(43.5)
75,321	ACCOR SA	3,420	(201)	(43.0)
157,732	GSK PLC	3,376	169	(42.4)
616,227	ROLLS-ROYCE HOLDINGS PLC	3,089	430	(38.8)
28,272	NEXT PLC	3,062	261	(38.5)
19,828	GTT	2,920	(64)	(36.7)
18,845	ASTRAZENECA PLC	2,893	20	(36.3)
257,535	VIVENDI	2,796	52	(35.1)
83,875	3I GROUP PLC	2,730	293	(34.3)
117,500	TIS INC	2,598	(509)	(32.6)
30,800	HITACHI LTD	2,572	570	(32.3)
33,650	AMUNDI SA	2,519	53	(31.6)
174,030	MEDIOBANCA	2,482	312	(31.2)
24,009	INTERCONTINENTAL HOTELS GROUP	2,466	(57)	(31.0)

SEI Institutional Investments Trust

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

5,001	L OREAL	$2,440	$8	(30.7)%
744,275	MARKS & SPENCER GROUP PLC	2,332	520	(29.3)
32,682	COCA-COLA EUROPACIFIC PARTNERS	2,318	9	(29.1)
189,990	UNITE GROUP PLC/THE	2,286	(11)	(28.7)
4,106,600	YTL CORPORATION	2,278	822	(28.6)
1,128,338	TRITAX BIG BOX REIT PLC	2,130	137	(26.8)
17,668	PUBLICIS	1,904	44	(23.9)
5,567	ICON PLC	1,864	(78)	(23.4)
20,550	KINGSPAN GROUP	1,861	89	(23.4)
493,859	TESCO PLC	1,809	211	(22.7)
35,900	TDK CORP	1,790	(19)	(22.5)
749,104	SERCO GROUP PLC	1,766	(63)	(22.2)
50,048	RUBIS ET CIE	1,744	30	(21.9)
476,846	CONVATEC PLC	1,739	(225)	(21.9)
98,009	MONDI PLC	1,709	227	(21.5)
32,273	UNILEVER PLC	1,708	72	(21.5)
13,102	IPSEN	1,670	54	(21.0)
106,611	VISTRY GROUP PLC	1,660	70	(20.9)
722,381	BARCLAYS PLC	1,625	379	(20.4)
73,100	KUSURI NO AOKI HOLDINGS CO LTD	1,603	(144)	(20.1)
207,617	YELLOW CAKE PLC	1,587	81	(19.9)
25,609	RIO TINTO PLC	1,586	370	(19.9)
20,364	UNIBAIL-RODAMCO-WESTFIELD	1,581	238	(19.9)
14,325	GECINA SA	1,447	76	(18.2)
87,214	BAE SYSTEMS PLC	1,439	109	(18.1)
10,758	LONDON STOCK EXCHANGE GROUP	1,295	(46)	(16.3)
90,831	CREDIT AGRICOLE	1,288	284	(16.2)
192,605	BABCOCK INTL GROUP PLC	1,258	114	(15.8)
16,057	LEG IMMOBILIEN SE	1,226	248	(15.4)
38,801	COCA-COLA HBC AG-DI	1,226	106	(15.4)
211,696	GLENCORE PLC	1,220	71	(15.3)
157,205	RIGHTMOVE PLC	1,133	(110)	(14.2)
814,884	CENTAMIN PLC	1,106	135	(13.9)
461,885	INTERNATIONAL WORKPLACE GROUP	1,081	(15)	(13.6)
141,065	FRESNILLO PLC	1,050	56	(13.2)
167,950	DARKTRACE PLC	1,033	212	(13.0)
14,056	BNP PARIBAS	1,029	2	(12.9)
83,713	WISE PLC - A	984	(128)	(12.4)
48,644	CONSTELLIUM SE	964	79	(12.1)
22,311	DIPLOMA PLC	961	195	(12.1)
445,486	INTL CONSOLIDATED AIRLINE-DI	928	34	(11.7)
8,145	NEXANS	924	72	(11.6)
233,257	NATWEST GROUP PLC	923	9	(11.6)
87,711	INFORMA PLC	914	24	(11.5)
280,656	MAN GROUP PLC/JERSEY	911	50	(11.5)
163,858	AIB GROUP	887	39	(11.1)
34,008	KLEPIERRE	875	124	(11.0)
65,443	BIG YELLOW GROUP PLC	867	162	(10.9)
128,256	EASYJET PLC	865	(125)	(10.9)
460,478	EMERALD RESOURCES NL	865	263	(10.9)
96,816	FABEGE	859	(43)	(10.8)
7,282	ARM HOLDINGS PLC	851	(35)	(10.7)
45,571	ENGIE SA	771	(5)	(9.7)
27,298	ELIS SA	603	117	(7.6)
127,436	DOMINO'S PIZZA GROUP PLC	601	(97)	(7.6)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

World Equity Ex-US Fund (Continued)

International Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(69,899)	CGI INC	$(7,145)	$264	89.8%
(418,200)	KYOCERA CORP	(5,841)	1,150	73.4
(51,357)	BK OF MONTREAL	(4,888)	300	61.4
(127,600)	AGC INC	(4,671)	265	58.7
(131,899)	EMERA INC	(4,650)	36	58.4
(32,674)	SPIRAX-SARCO ENGINEERING PLC	(4,374)	667	55.0
(248,000)	SEIKO EPSON CORP	(4,101)	155	51.5
(273,061)	BURBERRY GROUP PLC	(3,897)	316	49.0
(111,900)	SUNTORY BEVERAGE FOOD LTD	(3,589)	(468)	45.1
(124,500)	TOTO LTD	(3,566)	497	44.8
(471,500)	ASAHI KASEI CORP	(3,512)	474	44.1
(35,887)	CDN TIRE CP A	(3,498)	(93)	43.9
(382,100)	RICOH CO LTD	(3,263)	(116)	41.0
(243,800)	SG HOLDINGS CO LTD	(3,142)	712	39.5
(147,100)	FURUKAWA ELECTRIC CO LTD	(2,969)	(962)	37.3
(179,500)	FUJITSU LTD	(2,943)	475	37.0
(130,400)	OSAKA GAS CO LTD	(2,896)	(38)	36.4
(63,787)	QIAGEN NV	(2,809)	79	35.3
(123,700)	SEKISUI HOUSE LTD	(2,765)	14	34.7
(163,500)	ROHM CO LTD	(2,709)	628	34.0
(98,821)	VALMET OYJ	(2,697)	54	33.9
(58,891)	INTERPUMP GROUP	(2,673)	(84)	33.6
(70,442)	OPEN TEXT CORP	(2,534)	475	31.8
(159,800)	ELECTRIC POWER DEVELOPMENT CO LTD	(2,528)	(130)	31.8
(50,248)	ASR NEDERLND AIW	(2,430)	(74)	30.5
(74,000)	MITSUBISHI LOGISTICS CORP	(2,420)	3	30.4
(211,100)	VENTURE CORPORATION LTD	(2,212)	(34)	27.8
(59,800)	ZENKOKU HOSHO CO LTD	(2,176)	56	27.3
(212,800)	HULIC CO LTD	(2,160)	217	27.1
(61,100)	NH FOODS LTD	(2,147)	297	27.0
(425,023)	SCHRODERS PLC	(2,105)	(62)	26.4
(52,900)	TAISEI CORP	(2,023)	20	25.4
(153,300)	LIXIL CORP	(1,978)	316	24.9
(154,900)	HASEKO CORP	(1,960)	233	24.6
(819,880)	SOUTH32 LTD	(1,948)	(211)	24.5
(124,400)	SUMCO CORP	(1,945)	99	24.4
(91,600)	YAMAHA CORP	(1,938)	(122)	24.4
(213,500)	KS HOLDINGS CORP	(1,909)	(56)	24.0
(2,451,300)	FRASERS LOGISTICS AND COMMERCIAL	(1,908)	127	24.0
(444,338)	LENDLEASE GROUP	(1,884)	139	23.7
(61,228)	YARA INTERNATIONAL	(1,871)	(50)	23.5
(223,409)	BEAZLEY IRELAND HOLDINGS PLC	(1,870)	(113)	23.5
(12,051)	BKW SA	(1,861)	(50)	23.4
(991,200)	SINGAPORE TELECOMMUNICATIONS	(1,837)	37	23.1
(162,016)	KINNEVIK B	(1,810)	(46)	22.7
(508,483)	ATLAS ARTERIA	(1,798)	-	22.6
(49,100)	HAMAMATSU PHOTONICS KK	(1,767)	341	22.2
(97,900)	WELCIA HOLDINGS CO LTD	(1,755)	424	22.0
(11,300)	NITORI HOLDINGS CO LTD	(1,727)	496	21.7
(227,337)	TATE & LYLE PLC	(1,718)	(268)	21.6
(99,400)	ONO PHARMACEUTICAL CO LTD	(1,673)	252	21.0
(120,900)	USHIO INC	(1,624)	11	20.4
(217,983)	ELEKTA B	(1,610)	(171)	20.2
(83,489)	SAPUTO GP	(1,592)	(81)	20.0
(103,382)	TOMRA SYSTEMS	(1,556)	197	19.5
(7,174)	SWATCH GROUP I	(1,508)	(25)	19.0
(787,400)	SATS LTD	(1,501)	(104)	18.9
(16,178)	KERRY GROUP	(1,448)	83	18.2
(223,900)	CITIZEN WATCH CO LTD	(1,428)	(20)	17.9

SEI Institutional Investments Trust

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(84,300)	JFE HOLDINGS INC	$(1,399)	$138	17.6%
(30,842)	ASX LTD	(1,368)	82	17.2
(78,284)	GETLINK	(1,357)	(52)	17.1
(151,945)	CHARTER HALL GROUP	(1,343)	133	16.9
(117,760)	INFRASTRUTTURE WIRELESS ITALIANE SPA	(1,342)	10	16.9
(25,829)	PORSCHE AUTOMOBIL HOLDING SE	(1,329)	(73)	16.7
(6,592)	BOYD GROUP SERVICES INC	(1,320)	224	16.6
(1,629,900)	SUNTEC REIT	(1,303)	8	16.4
(186,409)	SUPERIOR PLUS CORP	(1,275)	(9)	16.0
(121,078)	DAVIDE CAMPARI-MILANO NV	(1,260)	58	15.8
(82,102)	MEDIPAL HOLDINGS CORP	(1,253)	59	15.7
(2,090)	SWISSCOM N	(1,250)	58	15.7
(52,346)	EMPIRE CO CL A	(1,237)	2	15.5
(137,500)	LION CORP	(1,236)	145	15.5
(102,800)	AEON MALL CO LTD	(1,218)	(7)	15.3
(70,600)	HU GROUP HOLDINGS INC	(1,171)	39	14.7
(131,800)	HAKUHODO DY HOLDINGS INC	(1,167)	90	14.7
(1,218,300)	MAPLETREE PAN ASIA COMMERCIAL	(1,166)	73	14.6
(38,345)	KONINKLIJKE AHOLD DELHAIZE NV	(1,150)	(50)	14.5
(736,633)	NATIONAL STORAGE REIT	(1,149)	62	14.4
(22,900)	NIPPON EXPRESS HOLDINGS INC	(1,149)	32	14.4
(30,900)	OMRON CORP	(1,129)	131	14.2
(121,451)	BILLERUD AB	(1,120)	(105)	14.1
(70,400)	SKYLARK HOLDINGS CO LTD	(1,097)	140	13.8
(30,317)	ATS CORP	(1,069)	113	13.4
(59,100)	FUJI CORP	(1,054)	111	13.2
(323,700)	HK LAND HOLDINGS	(1,049)	(91)	13.2
(873,000)	NEW WORLD DEV	(1,045)	78	13.1
(9,496)	DSM FIRMENICH AG	(1,044)	(60)	13.1
(25,100)	YASKAWA ELECTRIC CORP	(1,037)	86	13.0
(36,632)	SIGNIFY NV	(1,035)	(7)	13.0
(41,800)	WACOAL HOLDINGS CORP	(1,012)	(9)	12.7
(37,900)	SBI HOLDINGS INC	(980)	11	12.3
(50,640)	PRAIRIESKY ROYAL	(979)	(48)	12.3
(12,052)	CARGOJET INC	(967)	(7)	12.2
(46,796)	UMICORE	(959)	39	12.1
(3,128)	SONOVA H AG ORD	(959)	(19)	12.0
(37,413)	WIZZ AIR HOLDINGS PLC	(951)	(140)	11.9
(9,425)	WENDEL INVESTISSEMENT	(951)	(12)	11.9
(19,099)	FLSMIDTH & CO.	(941)	(159)	11.8
(55,813)	SEEK LTD	(939)	109	11.8
(44,394)	SIG GROUP AG	(935)	15	11.8
(106,207)	ELECTROLUX B	(935)	(63)	11.8
(26,184)	BROOKFIELD INFRASTRUCTURE-A	(933)	21	11.7
(83,110)	HEXAGON B	(933)	24	11.7
(8,775)	ELIA GROUP SA/NV	(932)	24	11.7
(57,600)	DENKA CO LTD	(931)	127	11.7
(7,457)	COLOPLAST B	(930)	36	11.7
(114,791)	HUSQVARNA B	(930)	(17)	11.7
(100,246)	RS GROUP PLC	(927)	39	11.6
(68,631)	DUNELM GROUP PLC	(925)	(36)	11.6
(27,610)	TOWER SEMICOND	(920)	(108)	11.6
(46,475)	CDN WESTERN BK	(917)	55	11.5
(38,000)	TORIDOLL HOLDINGS CORP	(916)	14	11.5
(60,513)	ANSELL LTD	(913)	(62)	11.5
(139,271)	ALGONQUIN PWR & UTILS CORP	(913)	39	11.5
(313,571)	KINGFISHER PLC	(913)	(132)	11.5
(6,176)	ALTEN	(910)	130	11.4
(55,100)	MARUBENI CORP	(907)	(156)	11.4
(81,391)	TECHNOLOGY ONE LTD	(907)	(47)	11.4
(15,694)	HUGO BOSS	(905)	61	11.4
(38,018)	ARITZIA INC	(902)	(46)	11.3

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

World Equity Ex-US Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(111,300)	JGC HOLDINGS CORP	$(902)	$20	11.3%
(53,443)	NORTHLAND POWER INC	(893)	(23)	11.2
(16,041)	ALIMENT COUC A	(877)	(54)	11.0
(12,194)	DKSH	(873)	24	11.0
(99,125)	PENNON GROUP PLC	(867)	91	10.9
(37,016)	JDE PEETS BV	(835)	31	10.5
(8,232)	REMY COINTREAU	(830)	75	10.4
(166,500)	MTR CORPORATION	(607)	44	7.6

Percentages are based on Net Assets of $7,717,705 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2024.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Certain securities or partial positions of certain securities are on loan at May 31, 2024.
(C)	No interest rate available.
(D)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of May 31, 2024 was $35,680 ($ Thousands).

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	5,043,127	2,286,851	–	^	7,329,978
Preferred Stock	172,726	–	–		172,726
Exchange Traded Funds	3,089	–	–		3,089
Affiliated Partnership	–	35,680	–		35,680
Cash Equivalent	49,270	–	–		49,270
Total Investments in Securities	5,268,212	2,322,531	–		7,590,743

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	615	–	–	615
Unrealized Depreciation	(226)	–	–	(226)
OTC Swap
Total Return Swap*
Unrealized Appreciation	–	7,133	–	7,133
Total Other Financial Instruments	389	7,133	–	7,522

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	This category includes securities with a value of $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$113,942	$840,287	$(918,562)	$(11)	$24	$35,680	$636	$—
SEI Daily Income Trust, Government Fund, Institutional Class	84,375	933,877	(968,982)	—	—	49,270	5,021	—
Totals	$198,317	$1,774,164	$(1,887,544)	$(11)	$24	$84,950	$5,657	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Screened World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.3%
Australia — 2.9%
Ansarada Group *	1,205	$2
ANZ Group Holdings Ltd	7,284	137
Aristocrat Leisure Ltd	11,331	341
Bathurst Resources *	13,502	8
Bell Financial Group	17,916	16
BHP Group Ltd	960	29
BlueScope Steel Ltd	33,687	475
Capral	5,107	32
CAR Group Ltd	1,297	30
Civmec	53,600	32
Cochlear Ltd	916	197
Commonwealth Bank of Australia	1,818	145
Computershare Ltd	26,960	476
Danakali (A)	30,918	8
Fiducian Group	2,088	11
Goodman Group ‡	7,240	163
GR Engineering Services	57,430	83
Helloworld Travel	20,015	29
Hipages Group Holdings *	6,809	5
Horizon Oil	206,613	23
Image Resources *	124,190	7
JB Hi-Fi Ltd	1,631	63
Macmahon Holdings	286,343	53
National Australia Bank Ltd	5,302	120
Northern Star Resources Ltd	885	9
Orica Ltd	981	12
Pro Medicus Ltd	3,804	306
Qube Holdings Ltd	15,234	37
Red 5 Ltd *	97,337	29
Reece Ltd	3,235	56
Regis Healthcare	11,886	31
Reject Shop	5,788	14
Rio Tinto Ltd	13,000	1,118
Service Stream	100,207	84
Seven Group Holdings Ltd	3,588	94
Sigma Healthcare Ltd	35,418	30
Super Retail Group Ltd	6,612	58
Tuas *	18,094	48
Veem	28,990	35
Ventia Services Group Pty Ltd	13,835	33
Wesfarmers Ltd	1,617	70
Westpac Banking Corp	3,649	63
		4,612

Austria — 0.3%
CA Immobilien Anlagen AG	1,681	54
Erste Group Bank AG	6,063	297
Fabasoft	1,487	35
Frequentis	188	6
Porr	2,068	32
Raiffeisen Bank International AG	132	2

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Strabag *	389	$17
		443

Belgium — 0.1%
Colruyt Group N.V	617	32
KBC Group NV	344	25
Lotus Bakeries NV	4	42
		99

Bermuda — 0.0%
Conduit Holdings	772	5

Brazil — 1.8%
Banco BTG Pactual SA	9,500	57
Banco do Brasil SA	193,794	1,005
Caixa Seguridade Participacoes S/A	22,000	61
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3,600	51
Cia De Sanena Do Parana	7,200	38
Dexxos Participacoes	6,900	14
Gerdau SA ADR	40,784	141
Petroleo Brasileiro SA ADR	19,443	302
Profarma Distribuidora de Produtos Farmaceuticos (Brazil)	26,300	26
Telefonica Brasil SA	120,000	1,003
Ultrapar Participacoes SA	7,800	34
Wheaton Precious Metals Corp	878	48
		2,780

Burkina Faso — 0.0%
IAMGOLD Corp *	7,487	29

Canada — 5.5%
ADENTRA Inc	3,033	86
ADF Group	17,900	227
Agnico Eagle Mines Ltd	3,308	226
AirBoss of America	2,300	10
Alamos Gold Inc, Cl A	5,139	86
Amerigo Resources	45,400	58
Atco Ltd/Canada, Cl I	1,512	44
Athabasca Oil Corp *	43,143	159
Barrick Gold Corp	61,112	1,042
Black Diamond Group	2,900	17
Boardwalk Real Estate Investment Trust ‡	491	25
Brookfield Corp, Cl A	3,383	147
Cameco Corp	880	49
Canadian Imperial Bank of Commerce	5,510	273
Canadian Natural Resources Ltd	360	28
Canfor Corp *	800	9
Cascades Inc	7,100	51
Celestica Inc *	3,665	205
Cenovus Energy Inc	8,700	181
Centerra Gold Inc	1,800	12
Constellation Software (A)	66	–
Constellation Software Inc/Canada	58	161
D2L *	9,529	60

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dollarama Inc	14,864	$1,407
Dorel Industries, Cl B *	6,000	31
Dynacor Group	12,380	49
Element Fleet Management Corp	4,101	73
Enghouse Systems Ltd	500	10
Ensign Energy Services *	17,287	30
Fairfax Financial Holdings Ltd	153	172
Fortuna Silver Mines Inc *	17,829	112
Gibson Energy Inc	2,657	44
Great-West Lifeco Inc	4,015	120
Hammond Power Solutions Inc, Cl A	400	33
Hudbay Minerals Inc	2,836	28
InPlay Oil Corp, Cl Common Subs. Receipt	20,500	35
Intact Financial Corp	188	31
K-Bro Linen	400	9
Keyera Corp	1,356	36
Kinross Gold Corp	10,723	87
Lassonde Industries, Cl Common Subs. Receipt	700	71
Leon's Furniture Ltd	900	14
Lucero Energy *	160,000	76
Manulife Financial Corp	13,850	360
Martinrea International Inc	2,400	21
MEG Energy Corp *	10,676	232
Melcor Developments	2,800	24
National Bank of Canada	8,808	753
Neo Performance Materials	9,400	47
Paramount Resources Ltd, Cl A	700	17
Pembina Pipeline Corp	1,993	74
PHX Energy Services	12,429	84
Pizza Pizza Royalty	1,800	18
Polaris Renewable Energy Inc	1,600	16
Reitmans Canada, Cl A *	11,814	20
Secure Energy Services Inc	3,527	29
Shopify Inc, Cl A *	1,559	92
Silvercorp Metals Inc	16,800	67
Stella-Jones Inc	935	56
Sun Life Financial Inc	3,167	159
TC Energy Corp	2,382	92
Thinkific Labs *	8,700	23
Thor Explorations *	84,000	16
Toromont Industries Ltd	6,957	608
Total Energy Services	7,500	52
Valeura Energy *	17,600	72
Westaim *	21,349	64
Whitecap Resources Inc	3,493	27
		8,647

China — 4.1%
A8 New Media Group Ltd *	432,000	8
AAC Technologies Holdings Inc	12,500	39
Agricultural Bank of China Ltd, Cl H	1,135,000	476
Anker Innovations Technology Co Ltd, Cl A	3,510	34
ANTA Sports Products Ltd	7,000	75

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Anton Oilfield Services Group	492,000	$28
Autohome, Cl A	1,500	10
Autohome Inc ADR	5,466	155
Bank of Communications Co Ltd, Cl H	92,000	69
Bosideng International Holdings Ltd	60,000	35
BYD Co Ltd, Cl H	1,000	28
BYD Electronic International Co Ltd	7,500	33
CGN Power Co Ltd, Cl H	98,000	38
China Boqi Environmental Holding	121,000	11
China Coal Energy Co Ltd, Cl H *	124,000	156
China Construction Bank Corp, Cl H	1,507,000	1,069
DBG Technology Co Ltd, Cl A	11,500	33
Dong-E-E-Jiao Co Ltd	5,600	52
E-Star Commercial Management	132,000	22
Hangzhou Cogeneration Group Co Ltd, Cl A	16,200	61
Homeland Interactive Technology	54,000	14
HUTCHMED China Ltd *	8,000	30
Industrial & Commercial Bank of China Ltd, Cl H	158,000	89
Inner Mongolia Furui Medical Science Co Ltd, Cl A	3,500	24
Inner Mongolia Xingye Silver&Tin Mining Co Ltd, Cl A *	20,600	41
Innovent Biologics Inc *	5,000	23
JOYY Inc ADR	1,562	47
Ju Teng International Holdings *	59,000	12
Kuaishou Technology, Cl B *	45,700	326
Kweichow Moutai Co Ltd, Cl A *	400	91
Launch Tech, Cl H	77,500	31
Lenovo Group Ltd	228,000	328
Li Auto Inc ADR *	1,050	21
Luzhou Laojiao Co Ltd, Cl A *	2,300	55
Meituan, Cl B *	4,500	61
Midea Group Co Ltd, Cl A	3,200	29
Natural Food International Holding *	310,299	23
NetEase Inc	9,600	171
New Hope Service Holdings	73,000	16
New Oriental Education & Technology Group Inc ADR *	344	28
Nongfu Spring Co Ltd, Cl H	23,200	123
OFILM Group Co Ltd, Cl A *	27,800	31
Pacific Securities Co Ltd/The/China, Cl A *	97,500	44
PDD Holdings Inc ADR *	2,668	400
Sealand Securities Co Ltd, Cl A	73,400	32
Shanghai Allist Pharmaceuticals Co Ltd, Cl A	5,494	44
Shenguan Holdings Group	1,030,572	41
Shenzhen SC New Energy Technology Corp, Cl A	2,700	24
Shijiazhuang Changshan BeiMing Technology Co Ltd, Cl A *	22,000	21
Tencent Holdings Ltd	20,500	951
Tianjin Development Holdings	39,427	9

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TK Group Holdings	26,374	$7
Tongdao Liepin Group *	38,600	13
Tonghua Golden-Horse Pharmaceutical Industry Co Ltd, Cl A *	11,200	25
Trip.com Group Ltd *	850	43
Vesync	63,486	43
Vipshop Holdings Ltd ADR	18,107	291
X Financial ADR	1,699	7
Xiaomi Corp, Cl B *	40,000	90
Xin Point Holdings	31,000	13
Xinfengming Group Co Ltd, Cl A	13,699	27
Xingye Alloy Materials Group *	57,569	7
Xinyi Glass Holdings Ltd	40,000	50
Yangzijiang Shipbuilding Holdings Ltd	45,900	78
Zhejiang Akcome New Energy Technology Co Ltd *	92,600	8
Zhejiang Sanmei Chemical Industry Co Ltd, Cl A	4,600	26
Zhejiang Wanfeng Auto Wheel Co Ltd, Cl A	14,500	30
Zhongzhi Pharmaceutical Holdings	69,000	9
		6,379

Colombia — 0.0%
Aris Mining Corp *	9,000	41

Denmark — 3.2%
AP Moller - Maersk A/S, Cl B	927	1,682
Coloplast A/S, Cl B	4,381	526
Danske Bank A/S	1,381	43
MT Hoejgaard Holding *	1,365	39
NKT A/S *	326	28
North Media	987	8
Novo Nordisk A/S ADR	238	32
Novo Nordisk A/S, Cl B	10,536	1,422
Novonesis (Novozymes) B, Cl B	489	29
Pandora A/S	4,124	675
ROCKWOOL A/S, Cl A	943	387
ROCKWOOL A/S, Cl B	91	38
Svitzer A/S *	54	2
Sydbank AS	506	27
		4,938

Finland — 1.1%
Consti	934	11
Nokia Oyj	390,000	1,520
Nordea Bank Abp	8,916	109
Wartsila OYJ Abp, Cl B	2,143	45
		1,685

France — 5.1%
Axway Software	419	11
BNP Paribas SA	2,574	189
Caisse Regionale de Credit Agricole Mutuel Nord de France	716	11
Carrefour SA	65,000	1,058

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cie de Saint-Gobain SA	1,292	$113
Clasquin	206	31
Danone SA	18,000	1,155
Dassault Aviation SA	6,000	1,296
Dassault Systemes SE	174	7
Hermes International SCA	262	619
Legrand SA	5,616	604
LVMH Moet Hennessy Louis Vuitton SE	1,162	927
Pernod Ricard SA	3,507	522
Publicis Groupe SA	1,136	127
Quadient	4	–
Societe BIC SA	15,887	1,187
SPIE SA	1,538	63
Vente-Unique.Com	674	11
		7,931

Germany — 5.6%
adidas AG	666	167
AlzChem Group	941	43
Bastei Luebbe	2,568	20
Bayer AG	36,000	1,104
Bayerische Motoren Werke AG	419	42
Cewe Stiftung & KGAA	400	47
Commerzbank AG	12,165	205
Continental AG	19,311	1,305
Covestro AG	20,000	1,072
CTS Eventim AG & Co KGaA	372	32
Daimler Truck Holding AG	2,063	88
Deutsche Bank AG	20,999	347
Deutsche Boerse AG	177	35
DWS Group GmbH & Co KGaA	1,207	56
E.ON SE	6,535	87
Heidelberg Materials AG	2,278	237
Indus Holding	553	16
KSB & KGaA	47	36
MBB	504	62
Mercedes-Benz Group	15,228	1,098
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	340	169
ProCredit Holding *	2,223	24
Rational AG	56	47
Rheinmetall AG	103	59
SAP SE	9,254	1,667
Scout24 SE	7,192	540
SUESS MicroTec SE	984	58
Traton SE	1,485	53
		8,716

Greece — 0.1%
Eurobank Ergasias Services and Holdings SA *	11,925	26
JUMBO SA *	2,246	64
Kri-Kri Milk Industry	1,368	17
National Bank of Greece SA *	5,253	45

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Piraeus Port Authority *	1,814	$50
		202

Guatemala — 0.0%
Millicom International Cellular SA *	1,323	33

Hong Kong — 3.4%
AIA Group Ltd	215,000	1,669
Ajisen China Holdings	417,000	58
Analogue Holdings	223,780	29
Build King Holdings	25,302	3
Chuang's China Investments	171,000	3
Dream International	90,000	56
Hang Seng Bank Ltd	4,700	65
Jacobson Pharma	126,000	10
Johnson Electric Holdings	16,001	24
Lee's Pharmaceutical Holdings	118,220	19
LH GROUP	56,000	6
Midland Holdings *	445,994	49
Nameson Holdings	94,000	9
New Times Energy *	578,000	6
PAX Global Technology	137,000	109
Perennial Energy Holdings Ltd	374,436	59
Plover Bay Technologies	64,000	24
Samson Holding	185,000	4
Sitoy Group Holdings	322,000	25
Smart-Core Holdings	134,000	25
Solargiga Energy Holdings *	465,000	9
Stella International Holdings	34,500	65
Sundart Holdings	274,000	15
Swire Pacific Ltd, Cl A	135,500	1,179
Techtronic Industries Co Ltd	18,500	227
Texwinca Holdings	629,257	83
Tian An China Investment	14,000	7
Time Watch Investments	263,233	13
VTech Holdings	195,000	1,398
YTO International Express & Supply Chain Technology	132,000	27
		5,275

Hungary — 0.1%
AutoWallis *	32,362	14
MOL Hungarian Oil & Gas PLC	6,055	47
OTP Bank Nyrt	712	34
		95

India — 2.4%
ABB India Ltd	342	34
Adani Power Ltd *	5,469	50
Alkem Laboratories Ltd	421	24
Aurobindo Pharma Ltd	3,356	48
Authum Investment & Infrastucture *	5,655	56
Bajaj Auto Ltd	131	14
Bengal & Assam	346	34
Bharat Petroleum Corp Ltd *	27,252	205

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bharti Airtel Ltd *	1,066	$18
Central Depository Services India Ltd *	1,219	30
CG Power & Industrial Solutions Ltd	4,244	33
Cigniti Technologies	1,470	23
Coal India Ltd *	128,737	758
Colgate-Palmolive India Ltd	4,386	140
DB Corp Ltd	63,687	231
Dr Reddy's Laboratories Ltd	1,938	135
Eco Recycling *	4,660	27
Forbes *	538	4
Forbes Precision Tools & Machicne Parts	2,152	–
Great Eastern Shipping Co Ltd/The	2,846	37
Gujarat Pipavav Port Ltd	9,570	22
Gulf Oil Lubricants India *	16,249	182
HDFC Bank Ltd ADR	12,948	750
ICICI Bank Ltd *	9,572	129
IIFL Securities Ltd	43,051	100
Indraprastha Medical Corp Ltd *	15,048	45
InterGlobe Aviation Ltd *	299	15
J Kumar Infraprojects Ltd *	3,373	31
Kotak Mahindra Bank Ltd *	3,242	65
MakeMyTrip Ltd *	877	66
Nestle India Ltd	1,165	33
Oil India Ltd *	9,412	72
Om Infra *	40,893	53
Rajoo Engineers	6,893	23
State Bank of India	9,652	96
Trent Ltd	581	32
Varun Beverages Ltd	5,536	95
		3,710

Indonesia — 0.4%
Adira Dinamika Multi Finance	28,800	22
Akasha Wira International *	24,200	15
Asahimas Flat Glass	33,200	10
Asuransi Tugu Pratama Indonesia	709,700	46
Bank Central Asia Tbk PT	87,700	50
Bank OCBC	220,300	16
Baramulti Suksessarana	60,207	15
Barito Pacific Tbk PT	387,100	25
BISI International	370,703	40
Chandra Asri Pacific Tbk PT	83,500	47
Cisadane Sawit Raya *	391,655	10
Elnusa Tbk PT	4,519,600	113
Hexindo Adiperkasa Tbk PT	44,000	16
IMC Pelita Logistik	761,997	20
Jasa Armada Indonesia	995,800	16
Jasuindo Tiga Perkasa	1,130,200	18
Mitrabahtera Segara Sejati *	337,947	24
Mitrabara Adiperdana	36,000	7
Ramayana Lestari Sentosa Tbk PT	683,500	18
Resource Alam Indonesia	633,307	19
Salim Ivomas Pratama	184,952	4
Samudera Indonesia	616,066	10

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Soechi Lines *	3,302,800	$33
		594

Ireland — 0.8%
AerCap Holdings NV	607	56
AIB Group PLC	198,592	1,126
		1,182

Israel — 1.3%
Camtek Ltd/Israel	603	62
Check Point Software Technologies Ltd *	8,554	1,287
Nice Ltd ADR *	264	48
RADCOM *	2,558	24
Teva Pharmaceutical Industries Ltd ADR *	2,025	34
Wix.com Ltd *	3,417	551
		2,006

Italy — 1.4%
A2A SpA	20,230	43
Banca Monte dei Paschi di Siena SpA	3,405	18
Banca Popolare di Sondrio SPA	4,748	37
BPER Banca SPA	8,380	45
Brunello Cucinelli SpA	795	80
Ferrari NV	359	147
Intesa Sanpaolo SpA	90,774	355
Leonardo SpA	13,274	340
Maire SpA	7,444	61
Moncler SpA	871	58
Powersoft	4,500	79
PRADA SpA	4,100	34
Saipem SpA	12,980	32
UniCredit SpA	21,437	847
		2,176

Japan — 10.1%
ABC-Mart Inc	2,300	44
Ad-sol Nissin Corp	1,200	12
Ainavo Holdings Co	1,875	15
Anest Iwata Corp	5,800	51
Atled	1,100	11
Avant Group Corp	2,400	20
Bridgestone Corp	1,000	44
Brother Industries Ltd	71,300	1,373
Business Brain Showa-Ota Inc	3,300	45
Capcom Co Ltd	492	9
Central Japan Railway Co	8,100	181
Chugai Pharmaceutical Co Ltd	5,900	180
Dai-ichi Life Holdings Inc	5,600	151
Daiichi Sankyo Co Ltd	3,800	134
Daisue Construction Co Ltd	2,500	28
Daiwa Securities Group Inc	42,800	337
Denso Corp	1,800	29
Dentsu Group Inc	43,600	1,155
Digital Arts Inc	200	4
East Japan Railway Co	9,100	158

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Eisai Co Ltd	600	$26
en Japan Inc	1,400	24
ENEOS Holdings Inc	12,800	66
Enshu Truck	600	10
Fast Retailing Co Ltd	400	103
FTGroup	5,200	38
Fuji Furukawa Engineering & Construction	400	16
Fujii Sangyo	600	11
Fujitsu Ltd	33,740	489
Furuno Electric Co Ltd	3,500	46
Fuso Pharmaceutical Industries	1,000	15
GMO internet group Inc	2,500	40
GS Yuasa Corp	1,400	30
Hitachi Ltd	500	52
Hokkaido Gas Co Ltd	1,000	24
Hokuriku Gas	300	6
Hoya Corp	4,700	573
Ichikoh Industries Ltd	4,500	16
Idemitsu Kosan Co Ltd	10,300	71
INFRONEER Holdings Inc	3,600	31
Inpex Corp	1,800	28
Invincible Investment Corp ‡	196	85
Japan Airlines Co Ltd	2,400	40
Japan Living Warranty	500	10
Kanefusa	2,300	12
Kansai Paint Co Ltd	6,700	112
KDX Realty Investment Corp ‡	29	28
Keio Corp	2,200	53
Keisei Electric Railway Co Ltd	1,300	47
Kewpie Corp	2,800	55
Keyence Corp	1,300	586
Kikkoman Corp	2,300	27
Kimura Unity Co Ltd	2,700	31
Kirin Holdings Co Ltd	1,900	26
Kita-Nippon Bank	1,200	20
Kobe Bussan Co Ltd	1,200	27
Koito Manufacturing Co Ltd	45,000	639
Kokusai Electric Corp	1,200	33
Kubota Corp	8,100	115
Kuraray Co Ltd	2,400	29
Kyoritsu Maintenance Co Ltd	2,200	43
Kyoto Financial Group Inc	1,700	31
Kyowa Electronic Instruments	9,800	28
Loginet Japan	500	10
M3 Inc	43,000	417
Matching Service Japan Co Ltd	2,300	15
Matsui Construction	5,100	26
Mitsui & Co Ltd	2,000	102
Mizuho Financial Group Inc	7,900	162
MS&AD Insurance Group Holdings Inc	11,900	248
Murakami	2,200	64
Murata Manufacturing Co Ltd	1,500	28
Nagoya Railroad Co Ltd	2,300	26

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NEC Corp	2,300	$171
NEOJAPAN Inc	3,400	32
Nicca Chemical	1,500	10
Nice Corp	1,700	21
Nichirei Corp	3,900	88
Nihon Flush	2,700	15
Nihon Trim Co Ltd	1,000	21
Nikon Corp	108,700	1,132
Nippon Paint Holdings Co Ltd	3,900	26
Nippon Sanso Holdings Corp	1,000	30
Nishimatsu Construction Co Ltd	1,100	31
Nissan Motor Co Ltd	57,500	206
Nissan Tokyo Sales Holdings Co Ltd	16,600	56
Nissui Corp	7,100	40
NJS	1,900	45
Nomura Research Institute Ltd	1,500	40
OBIC Business Consultants Co Ltd	1,800	72
Obic Co Ltd	1,300	169
Ochi Holdings	1,200	11
OIE Sangyo Co Ltd	700	9
Onamba	1,900	16
Optim Corp *	4,600	20
Oracle Corp Japan	1,000	71
Oro Co Ltd	4,200	73
Otsuka Holdings Co Ltd	6,900	285
Park24 Co Ltd *	2,100	22
Persol Holdings Co Ltd	5,000	7
Pigeon Corp	9,200	88
PR Times Corp *	3,000	33
Recruit Holdings Co Ltd	14,800	748
Riken Technos Corp	9,200	60
Rohto Pharmaceutical Co Ltd	1,600	28
Sanwa Holdings Corp	5,100	95
Sapporo Holdings Ltd	800	27
SCREEN Holdings Co Ltd	2,800	268
SCSK Corp	4,100	78
Sekisui Kasei	6,800	20
Shimano Inc	1,800	294
Shimojima	2,400	20
SMK Corp	500	8
SMS Co Ltd	26,200	325
Sompo Holdings Inc	2,400	51
Sotetsu Holdings Inc	1,500	23
Sugi Holdings Co Ltd	3,500	54
Sumitomo Electric Industries Ltd	1,900	31
System Support Inc	1,100	13
T&D Holdings Inc	3,500	63
Takashimaya Co Ltd	7,500	124
Takeuchi Manufacturing Co Ltd	700	27
Tayca	34	–
Terumo Corp	7,600	130
TIS Inc	6,400	117
Toei Animation Co Ltd	10,500	160

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Toell	2,500	$13
Toho Holdings Co Ltd	1,600	40
Tohoku Electric Power Co Inc	3,300	33
Tokyo Electron Ltd	1,400	297
Tokyu Fudosan Holdings Corp	20,700	144
Tonami Holdings	600	19
Towa Bank	10,000	46
Toyo Suisan Kaisha Ltd	1,300	94
Toyota Tsusho Corp	400	24
Trend Micro Inc/Japan	4,500	204
Trinity Industrial Corp	3,700	27
Tsubakimoto Kogyo Co Ltd	2,100	30
TYK	6,200	17
UBE Corp	1,600	30
WA Inc	300	4
Wadakohsan	1,800	16
Yakult Honsha Co Ltd	5,700	104
Yamaha Motor Co Ltd	10,500	103
Yokogawa Electric Corp	4,500	116
ZIGExN Co Ltd	3,100	12
		15,848

Kuwait — 0.0%
Mabanee Co KPSC	12,229	33

Luxembourg — 0.8%
SES SA, Cl A *	210,000	1,197

Macao — 0.7%
MGM China Holdings Ltd	19,200	34
Sands China Ltd *	460,000	1,102
Wynn Macau Ltd *	28,400	27
		1,163

Malaysia — 0.9%
Allianz Malaysia	13,700	65
AME Elite Consortium	66,500	24
Amway Malaysia Holdings	16,000	25
CB Industrial Product Holding *	160,100	43
CCK Consolidated Holdings	357,700	109
Chin Well Holdings	93,700	24
Dayang Enterprise Holdings	211,000	119
Deleum Bhd	98,200	27
Dialog Group Bhd	163,300	83
Favelle Favco *	25,000	11
Gas Malaysia Bhd	75,400	59
Innoprise Plantations	53,500	16
Kawan Food	150,400	57
Keck Seng Malaysia	10,500	14
Kim Loong Resources	164,100	76
LBS Bina Group	627,200	91
Mah Sing Group	301,700	96
Malayan Flour	200,400	32
MKH	99,700	28
MKH Oil Palm East Kalimantan Sdn	14,243	2

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MNRB Holdings	24,400	$12
Oriental Food Industries Holdings	38,100	16
Panasonic Manufacturing Malaysia	14,500	62
Paramount	206,300	50
Petra Energy	53,700	17
Petron Malaysia Refining & Marketing	32,400	35
Sunway Bhd	38,000	28
Tambun Indah Land *	93,800	23
Wasco *	155,200	49
YTL Power International Bhd	75,900	80
		1,373

Mexico — 0.1%
Grupo Financiero Inbursa SAB de CV, Cl O *	10,300	28
Southern Copper Corp	1,039	123
		151

Netherlands — 3.8%
ABN AMRO Bank NV	914	15
ASM International NV	310	215
ASML Holding NV	840	794
Flow Traders	50,000	1,074
Fugro NV	1,548	41
IMCD NV	3,407	516
ING Groep NV	25,592	455
Koninklijke KPN NV	64,761	242
Koninklijke Philips NV *	48,605	1,313
Koninklijke Vopak NV	995	41
Royal BAM Group NV	7,256	30
Universal Music Group NV	21,258	659
Wolters Kluwer NV	3,795	602
		5,997

New Zealand — 0.1%
Briscoe Group	10,569	27
Rakon	49,213	24
Steel & Tube Holdings	43,347	26
		77

Norway — 0.6%
AutoStore Holdings Ltd *	96,946	137
Elopak	24,387	84
Gjensidige Forsikring ASA	27,008	472
Kongsberg Gruppen ASA	806	69
Odfjell SE, Cl A	4,342	74
Reach Subsea	55,919	36
Wallenius Wilhelmsen, Cl B	3,671	39
Wilh Wilhelmsen Holding, Cl B	397	14
		925

Papua New Guinea — 0.0%
Kina Securities	59,228	37

Peru — 0.0%
Credicorp Ltd	229	38

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Philippines — 0.0%
Delta Djakarta	34,500	$6
Megaworld	504,000	16
San Miguel Food and Beverage	15,780	12
Semirara Mining & Power, Cl A	17,400	10
SM Investments Corp	2,090	31
		75

Poland — 0.5%
AB SA	3,132	73
Alior Bank SA	1,500	37
Amica SA *	721	14
Arctic Paper SA	10,046	58
Bank Polska Kasa Opieki SA	862	35
Budimex SA	178	34
ComArch SA	1,972	129
Comp *	524	14
Enter Air *	1,382	22
PKP *	8,549	30
Powszechna Kasa Oszczednosci Bank Polski SA	7,567	114
Rainbow Tours SA	4,113	111
Stalprodukt SA	672	37
Sygnity *	550	9
Toya SA *	8,474	17
VRG SA	2,427	2
Wielton	5,143	10
		746

Portugal — 0.0%
Banco Comercial Portugues SA, Cl R *	46,746	19
Ibersol SGPS	1,729	14
		33

Qatar — 0.2%
Ooredoo QPSC	146,969	380

Romania — 0.0%
NEPI Rockcastle NV	3,427	24

Russia — 0.0%
Exillon Energy PLC *	4,819	–

Saudi Arabia — 0.1%
Astra Industrial Group	450	18
Bank AlBilad	3,463	30
Elm Co	190	40
National Agriculture Development Co/The *	3,310	26
SAL Saudi Logistics Services	507	35
Saudia Dairy & Foodstuff Co	380	34
		183

Singapore — 0.5%
Boustead Singapore	35,165	27
BRC Asia *	77,500	119
Centurion	101,500	40
China Aviation Oil Singapore	18,900	12

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DBS Group Holdings Ltd	8,310	$222
Grab Holdings Ltd, Cl A *	8,597	32
HRnetgroup	56,500	29
IGG *	62,000	24
Japfa Ltd	168,800	39
Jardine Cycle & Carriage Ltd	3,400	65
Marco Polo Marine Ltd	1,612,100	81
NSL	17,900	9
OM Holdings	105,911	34
Pacific Century Regional Developments	52,000	11
Sing Investments & Finance	32,550	24
Singapore Airlines Ltd	14,600	73
		841

South Africa — 2.1%
Anglo American PLC	43,000	1,376
Clicks Group Ltd	46,621	732
Combined Motor Holdings	8,771	13
Karooooo	688	20
Tiger Brands Ltd	105,000	1,087
Zeda Ltd/South Africa *	64,747	41
		3,269

South Korea — 5.0%
Celltrion Inc	202	26
CROWNHAITAI Holdings	4,330	20
Dongwon	4,550	131
Eusu Holdings	11,089	46
Fila Holdings Corp	36,553	1,043
Hana Financial Group Inc	5,877	262
Hansol Holdings	7,879	15
HD Hyundai Electric Co Ltd	157	34
Heungkuk Fire & Marine Insurance *	3,930	11
HLB Inc *	1,382	61
Hyundai Motor Co	256	47
KB Financial Group Inc	406	23
Kia Corp	1,244	106
KT&G Corp	18,971	1,145
Kukbo Design	1,270	14
LEENO Industrial Inc	189	37
LG Corp	20,000	1,177
LG H&H Co Ltd	4,905	1,484
LigaChem Biosciences Inc *	646	30
Maeil Holdings	9,522	56
MegaStudy	4,696	39
Miwon Chemicals	184	10
Muhak	5,967	24
Multicampus Co Ltd	1,570	39
NICE Holdings	2,655	21
Sajodaerim Corp	1,153	36
Samsung Electronics Co Ltd	25,115	1,331
SeAH Holdings	55	4
SGC e Tec E&C	1,081	13
Shinhan Financial Group Co Ltd	3,434	118

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shinsegae Food	626	$18
SK Hynix Inc	947	130
SNT Holdings Ltd	1,440	23
Tongyang Life Insurance Co Ltd	6,809	25
WiSoL	5,409	32
Woori Financial Group Inc	14,675	150
		7,781

Spain — 1.2%
ACS Actividades de Construccion y Servicios SA	929	41
Banco Santander SA	48,538	255
Bankinter SA	3,477	30
CaixaBank SA	5,926	34
Grupo Empresarial San Jose	8,000	40
Iberdrola SA	5,155	68
Industria de Diseno Textil SA	30,890	1,461
		1,929

Sweden — 2.4%
AAK AB	1,372	38
Alfa Laval AB	919	42
Assa Abloy AB, Cl B	24,602	719
Atlas Copco AB, Cl A	33,865	647
Castellum AB	2,544	32
Fastighets AB Balder, Cl B *	14,381	97
FM Mattsson Mora Group, Cl B	67	–
Hexagon AB, Cl B	47,313	518
ITAB Shop Concept	42,439	121
Mycronic AB	972	38
Proact IT Group	4,524	61
Skandinaviska Enskilda Banken AB, Cl A	5,837	83
Skanska AB, Cl B	4,584	81
SKF AB, Cl B	1,288	28
Trelleborg AB, Cl B	809	31
Volvo AB, Cl B	46,577	1,249
Zinzino, Cl B	1,556	11
		3,796

Switzerland — 4.7%
ABB Ltd	23,564	1,290
Accelleron Industries AG	1,498	61
Alcon Inc	2,989	266
DocMorris AG *	184	14
Givaudan SA	88	413
Klingelnberg	428	8
Logitech International SA *	8,673	860
Partners Group Holding AG	702	938
Phoenix Mecano	35	19
Rieter Holding	370	54
Sandoz Group AG	131	5
Schindler Holding AG	452	117
Sika	1,802	545
Swatch Group AG/The, Cl B	5,400	1,156
Swiss Prime Site AG	130	12

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Swissquote Group Holding SA	180	$55
UBS Group AG	27,147	857
VAT Group AG	1,194	644
		7,314

Taiwan — 4.1%
104 Corp *	9,000	65
Acer Inc	36,000	59
Asia Tech Image	43,000	97
ASROCK Inc	5,000	36
Asustek Computer Inc *	35,000	557
Chicony Electronics Co Ltd	7,000	41
Chien Kuo Construction *	39,000	29
Compal Electronics Inc	54,000	62
Compeq Manufacturing Co Ltd	12,000	27
CviLux *	37,000	54
Elite Material Co Ltd *	3,000	38
Ennoconn Corp *	14,000	142
Eva Airways Corp *	33,000	37
Evergreen Marine Corp Taiwan Ltd	20,200	131
Fortune Electric Co Ltd *	2,000	44
General Plastic Industrial Co Ltd	34,000	41
Genesis Technology	7,199	19
Global Lighting Technologies *	11,000	21
Goldsun Building Materials Co Ltd	28,000	40
Hon Hai Precision Industry Co Ltd *	16,000	85
Insyde Software *	18,000	189
International Games System Co Ltd *	1,000	31
Lida Holdings *	13,000	12
Lotes Co Ltd *	6,000	300
Makalot Industrial Co Ltd	3,000	36
MediaTek Inc	21,000	804
Micro-Star International Co Ltd *	5,000	30
Nishoku Technology	7,000	31
Nova Technology	8,000	50
Novatek Microelectronics Corp *	21,000	387
Powertech Technology Inc *	8,000	44
Quanta Computer Inc	6,000	51
Radiant Opto-Electronics Corp *	6,000	37
Realtek Semiconductor Corp *	23,000	388
Rich Honour International Designs	20,000	39
San Fang Chemical Industry Co Ltd *	17,000	17
Shih Her Technologies Inc *	15,000	46
Simplo Technology Co Ltd *	3,000	38
Sonix Technology *	9,000	15
Tacheng Real Estate *	16,000	21
Tainan Enterprises Co Ltd *	23,000	33
Taiwan Semiconductor Manufacturing Co Ltd	32,000	820
Taiwan Semiconductor Manufacturing Co Ltd ADR	5,846	883
Tofu Restaurant	6,000	53
Topco Technologies	28,000	68
Tripod Technology Corp *	4,000	26

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Uni-President Enterprises Corp *	19,000	$47
Univacco Technology	26,000	35
Wah Hong Industrial	22,000	26
Well Shin Technology *	38,000	80
Wholetech System Hitech *	4,158	13
WT Microelectronics Co Ltd *	7,000	25
X-Legend Entertainment	9,000	36
Ya Horng Electronic *	11,000	22
Yield Microelectronics Corp	2,285	7
Yuen Foong Yu Consumer Products *	11,000	18
		6,383

Thailand — 0.4%
Bangkok Dusit Medical Services PCL NVDR	67,300	49
Central Pattana PCL NVDR	20,600	32
Kang Yong Electric	1,100	9
Krung Thai Bank PCL NVDR	66,100	31
Ladprao General Hospital	70,400	9
Lanna Resources	304,400	124
Lanna Resources PCL NVDR	138,600	56
Mermaid Maritime *	902,300	122
Namyong Terminal NVDR	82,900	9
Precise NVDR	195,200	16
PTT Exploration & Production PCL NVDR	21,200	89
Thai Oil PCL NVDR	1,962	3
Thai Wah NVDR	16,600	2
Thantawan Industry	8,900	7
TMBThanachart Bank PCL NVDR	797,500	37
		595

Turkey — 0.1%
Agesa Hayat ve Emeklilik AS	33,709	106
Turk Hava Yollari AO *	5,189	49
Turkcell Iletisim Hizmetleri AS	11,781	36
Turkiye Is Bankasi AS, Cl C	75,522	38
		229

United Arab Emirates — 0.2%
Abu Dhabi Islamic Bank PJSC	11,272	35
Abu Dhabi National Insurance PSC	6,055	9
Air Arabia PJSC	41,698	26
Emaar Properties PJSC	22,199	46
Emirates NBD Bank PJSC	31,212	132
Gulf Marine Services *	158,134	40
Orascom Construction	15,067	85
		373

United Kingdom — 8.4%
Allfunds Group Plc	22,672	135
Barclays PLC	500,000	1,400
Barclays PLC ADR	37,845	430
Burberry Group PLC	74,000	975
Centrica PLC	14,532	26
Costain Group	104,879	116
Diageo PLC	15,253	511

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Diploma PLC	8,715	$454
Halma PLC	29,808	845
Hargreaves Services	5,863	42
Imperial Brands PLC	58,251	1,440
International Consolidated Airlines Group SA	44,095	96
Investec PLC	72,074	471
ITV PLC	1,333,564	1,351
Johnson Service Group	5,577	12
London Stock Exchange Group PLC	7,333	855
Mears Group	59,243	297
Mercia Asset Management	42,073	17
Morgan Sindall Group PLC	2,919	94
NatWest Group PLC	76,682	308
Norcros PLC	9,930	27
NWF Group PLC	5,518	13
Odfjell Technology	8,162	50
Reckitt Benckiser Group PLC	20,000	1,134
RELX PLC	19,558	851
Severfield	62,258	54
Tatton Asset Management PLC	2,276	18
Victorian Plumbing Group	8,761	11
WPP PLC	110,000	1,144
XPS Pensions Group PLC	2,585	8
		13,185

United States — 9.7%
Accenture PLC, Cl A	2,574	727
Aon PLC, Cl A	3,251	916
BP PLC	200,000	1,243
BRP Inc	6,189	387
CRH PLC	6,976	570
CyberArk Software Ltd *	856	196
Envista Holdings Corp *	25,061	485
Experian PLC	17,391	799
Harley-Davidson Inc	30,166	1,082
Holcim AG	5,654	494
Intel Corp	35,000	1,080
James Hardie Industries PLC *	11,590	361
Kyndryl Holdings Inc *	35,755	951
Molson Coors Canada, Cl B	600	32
Monday.com Ltd *	1,141	258
Roche Holding AG	4,334	1,110
Sanofi SA	11,500	1,120
Signify NV	47,833	1,294
Spotify Technology SA *	2,108	626
Stellantis NV	8,703	191
Titan Cement International SA	1,868	62
Western Union Co/The	89,464	1,145
		15,129

Total Common Stock
(Cost $137,242) ($ Thousands)		150,682

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK — 1.3%
Brazil — 0.0%
Banco Mercantil do Brasil (B)	1,400	$7
Petroleo Brasileiro SA (B)	1,700	13
		20

Germany — 1.3%
Henkel AG & Co KGaA (B)	16,896	1,525
Sartorius AG (B)	1,569	411
		1,936

Total Preferred Stock
(Cost $1,963) ($ Thousands)		1,956

EXCHANGE TRADED FUNDS — 0.0%
United States — 0.0%
iShares Core MSCI EAFE ETF	592	45
iShares MSCI Emerging Markets ETF	524	22

Total Exchange Traded Funds
(Cost $67) ($ Thousands)		67
	Number of Rights
RIGHT — 0.0%
Thailand — 0.0%
Srivichai Vejvivat PCL, Expires 06/20/2024 *	2,973	–
Total Right
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Institutional Class
5.170%**†	1,679,942	1,680
Total Cash Equivalent
(Cost $1,680) ($ Thousands)		1,680
Total Investments in Securities — 98.7%
(Cost $140,952) ($ Thousands)		$154,385

SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at May 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	9	Jun-2024	$492	$487	$(6)
FTSE 100 Index	2	Jun-2024	212	211	(1)
Hang Seng Index	1	Jun-2024	119	116	(3)
S&P TSX 60 Index	2	Jun-2024	392	391	(1)
SPI 200 Index	3	Jun-2024	387	384	(3)
TOPIX Index	2	Jun-2024	352	353	1
			$1,954	$1,942	$(13)

A list of the open OTC Swap agreement held by the Fund at May 31, 2024, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	U.S. Custom Basket of Securities	1 Month + 5.33%	ASSET RETURN	Annually	12/31/2049	USD	18	$182	$–	$182
								$182	$–	$182

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of May 31, 2024:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

475	ASML Holding N.V. New York Registry Shar	$456	$5	25.8%
3,160	NOVARTIS AG	326	9	18.5
28,800	JAPAN POST HOLDINGS CO LTD	278	10	15.7
3,107	CRH PLC	242	(20)	13.7
5,880	SHELL PLC	210	8	11.9
2,073	STANTEC INC	167	(12)	9.5
3,785	RELX PLC	165	2	9.3
56,662	LONDONMETRIC PROPERTY PLC	147	6	8.3
5,700	PAN PACIFIC INTERNATIONAL HOLDINGS CORP	146	5	8.3
2,813	EXPERIAN PLC	129	7	7.3
5,293	GSK PLC	119	5	6.7
13,236	HSBC HOLDINGS PLC	117	2	6.6
20,043	ROLLS-ROYCE HOLDINGS PLC	116	14	6.6
1,400	SONY GROUP CORP	115	(1)	6.5
970	LOBLAW COS LTD	113	2	6.4
22,500	TORAY INDUSTRIES INC	113	1	6.4
1,143	EURONEXT NV	112	2	6.3
896	NEXT PLC	107	8	6.0
9,408	NATIONAL GRID PLC	106	(22)	6.0
2,422	ACCOR SA	105	(6)	5.9
1,000	HITACHI LTD	103	18	5.8
2,764	3I GROUP PLC	101	9	5.7
131,200	YTL CORPORATION	100	25	5.7
635	ASTRAZENECA PLC	99	1	5.6
664	GTT	97	(2)	5.5
23,898	MARKS & SPENCER GROUP PLC	92	16	5.2
8,269	VIVENDI	91	2	5.1
5,552	MEDIOBANCA	88	9	5.0
1,130	AMUNDI SA	87	2	4.9
1,093	COCA-COLA EUROPACIFIC PARTNERS	81	-	4.6
777	INTERCONTINENTAL HOTELS GROU	78	(2)	4.4
159	L OREAL	78	-	4.4
37,909	TRITAX BIG BOX REIT PLC	76	4	4.3

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Screened World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

6,346	UNITE GROUP PLC/THE	$75	$(1)	4.3%
1,341	COVIVIO	70	3	3.9
619	PUBLICIS	69	1	3.9
3,700	TIS INC	68	(16)	3.8
23,904	BARCLAYS PLC	67	12	3.8
1,277	DIPLOMA PLC	67	10	3.8
3,279	MONDI PLC	65	7	3.7
15,709	TESCO PLC	62	7	3.5
620	KINGSPAN GROUP	59	3	3.4
177	ICON PLC	57	(2)	3.3
815	RIO TINTO PLC	57	11	3.2
1,592	RUBIS ET CIE	57	1	3.2
639	UNIBAIL-RODAMCO-WESTFIELD	56	7	3.2
1,100	TDK CORP	55	(1)	3.1
3,343	VISTRY GROUP PLC	55	2	3.1
6,644	YELLOW CAKE PLC	54	3	3.1
407	IPSEN	53	2	3.0
23,456	SERCO GROUP PLC	53	(2)	3.0
449	GECINA SA	48	2	2.7
2,679	BAE SYSTEMS PLC	47	3	2.7
14,931	CONVATEC PLC	47	(7)	2.7
2,907	CREDIT AGRICOLE	47	9	2.7
2,300	KUSURI NO AOKI HOLDINGS CO LTD	47	(5)	2.6
514	LEG IMMOBILIEN SE	45	8	2.6
6,040	BABCOCK INTL GROUP PLC	43	4	2.5
6,572	GLENCORE PLC	40	2	2.3
343	LONDON STOCK EXCHANGE GROUP	40	(1)	2.3
1,173	COCA-COLA HBC AG-DI	40	3	2.2
24,581	CENTAMIN PLC	37	4	2.1
4,763	DARKTRACE PLC	36	6	2.0
4,473	FRESNILLO PLC	35	2	2.0
5,001	RIGHTMOVE PLC	34	(3)	1.9
14,485	INTERNATIONAL WORKPLACE GROUP	34	-	1.9
13,369	EMERALD RESOURCES NL	33	8	1.9
447	BNP PARIBAS	33	-	1.9
1,933	BIG YELLOW GROUP PLC	31	5	1.7
253	NEXANS	31	2	1.7
13,970	INTL CONSOLIDATED AIRLINE-DI	31	1	1.7
1,379	CONSTELLIUM SE	30	2	1.7
2,746	INFORMA PLC	30	1	1.7
8,801	MAN GROUP PLC/JERSEY	30	2	1.7
7,242	NATWEST GROUP PLC	29	-	1.6
5,087	AIB GROUP	29	1	1.6
232	ARM HOLDINGS PLC	28	(1)	1.6
958	KLEPIERRE	28	3	1.6
2,467	WISE PLC - A	26	(4)	1.4
1,450	ENGIE SA	24	-	1.4
2,811	FABEGE	24	(1)	1.4
868	ELIS SA	22	4	1.2
3,637	EASYJET PLC	21	(4)	1.2
4,054	DOMINO'S PIZZA GROUP PLC	17	(3)	1.0

SEI Institutional Investments Trust

The following table represents the individual stock exposures comprising the Net Short Custom Basket Total Return Swap as of May 31, 2024:

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(2,215)	CGI INC	$(219)	$8	(12.4)%
(4,200)	AGC INC	(147)	9	(8.3)
(12,800)	KYOCERA CORP	(145)	35	(8.2)
(1,619)	BK OF MONTREAL	(144)	10	(8.2)
(4,015)	EMERA INC	(140)	1	(7.9)
(3,400)	SUNTORY BEVERAGE FOOD LTD	(124)	(14)	(7.0)
(4,600)	FURUKAWA ELECTRIC CO LTD	(124)	(30)	(7.0)
(7,600)	SEIKO EPSON CORP	(122)	5	(6.9)
(1,025)	SPIRAX-SARCO ENGINEERING PLC	(116)	21	(6.6)
(8,686)	BURBERRY GROUP PLC	(114)	10	(6.5)
(1,087)	CDN TIRE CP A	(108)	(3)	(6.1)
(11,700)	RICOH CO LTD	(104)	(4)	(5.9)
(3,900)	TOTO LTD	(97)	16	(5.5)
(14,300)	ASAHI KASEI CORP	(93)	14	(5.3)
(4,000)	OSAKA GAS CO LTD	(91)	(1)	(5.1)
(3,900)	SEKISUI HOUSE LTD	(88)	-	(5.0)
(1,873)	INTERPUMP GROUP	(88)	(3)	(5.0)
(5,100)	ELECTRIC POWER DEVELOPMENT CO LTD	(86)	(4)	(4.8)
(1,951)	QIAGEN NV	(84)	2	(4.8)
(3,143)	VALMET OYJ	(84)	2	(4.8)
(5,600)	FUJITSU LTD	(81)	15	(4.6)
(2,400)	MITSUBISHI LOGISTICS CORP	(79)	-	(4.5)
(1,598)	ASR NEDERLND AIW	(77)	(2)	(4.4)
(7,600)	SG HOLDINGS CO LTD	(77)	22	(4.3)
(13,520)	SCHRODERS PLC	(67)	(2)	(3.8)
(6,500)	VENTURE CORPORATION LTD	(67)	(1)	(3.8)
(25,453)	SOUTH32 LTD	(67)	(7)	(3.8)
(2,900)	YAMAHA CORP	(66)	(4)	(3.7)
(5,000)	ROHM CO LTD	(65)	19	(3.7)
(1,800)	ZENKOKU HOSHO CO LTD	(65)	2	(3.7)
(2,187)	OPEN TEXT CORP	(64)	15	(3.6)
(7,129)	TATE & LYLE PLC	(63)	(8)	(3.6)
(1,600)	TAISEI CORP	(61)	1	(3.4)
(6,500)	KS HOLDINGS CORP	(60)	(2)	(3.4)
(1,948)	YARA INTERNAT	(60)	(2)	(3.4)
(6,500)	HULIC CO LTD	(60)	7	(3.4)
(6,809)	BEAZLEY IRELAND HOLDINGS PLC	(60)	(3)	(3.4)
(5,141)	KINNEVIK B	(59)	(1)	(3.4)
(3,900)	SUMCO CORP	(59)	3	(3.3)
(1,900)	NH FOODS LTD	(58)	9	(3.3)
(16,174)	ATLAS ARTERIA	(57)	-	(3.2)
(14,219)	LENDLEASE GROUP	(56)	4	(3.2)
(76,708)	FRASERS LOGISTICS AND COMMERCIAL	(56)	4	(3.2)
(6,767)	ELEKTA B	(55)	(5)	(3.1)
(4,900)	HASEKO CORP	(55)	7	(3.1)
(30,100)	SINGAPORE TELECOMMUNICATIONS	(55)	1	(3.1)
(2,608)	SAPUTO GP	(53)	(3)	(3.0)
(3,800)	USHIO INC	(51)	-	(2.9)
(4,600)	LIXIL CORP	(50)	9	(2.9)
(23,900)	SATS LTD	(49)	(3)	(2.8)
(7,100)	CITIZEN WATCH CO LTD	(46)	(1)	(2.6)
(1,500)	HAMAMATSU PHOTONICS KK	(44)	10	(2.5)
(3,000)	ONO PHARMACEUTICAL CO LTD	(43)	8	(2.5)
(2,455)	GETLINK	(43)	(2)	(2.4)
(3,100)	WELCIA HOLDINGS CO LTD	(43)	13	(2.4)
(3,221)	TOMRA SYSTEMS	(42)	6	(2.4)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Screened World Equity Ex-US Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(5,930)	SUPERIOR PLUS CORP	$(41)	$-	(2.3)%
(3,679)	INFRASTRUTTURE WIRELESS ITALIANE SPA (IT	(40)	-	(2.3)
(2,600)	JFE HOLDINGS INC	(39)	4	(2.2)
(1,660)	EMPIRE CO CL A	(39)	-	(2.2)
(3,200)	AEON MALL CO LTD	(39)	-	(2.2)
(48,600)	SUNTEC REIT	(38)	-	(2.2)
(4,755)	CHARTER HALL GROUP	(38)	4	(2.2)
(3,824)	BILLERUD AB	(38)	(3)	(2.2)
(3,833)	DAVIDE CAMPARI-MILANO NV	(38)	2	(2.2)
(1,200)	KONINKLIJKE AHOLD DELHAIZE NV	(37)	(2)	(2.1)
(2,300)	HU GROUP HOLDINGS INC	(37)	1	(2.1)
(2,487)	MEDIPAL HOLDINGS CORP	(37)	2	(2.1)
(23,573)	NATIONAL STORAGE REIT	(35)	2	(2.0)
(1,190)	WIZZ AIR HOLDINGS PLC	(35)	(4)	(2.0)
(4,100)	HAKUHODO DY HOLDINGS INC	(34)	3	(1.9)
(4,200)	LION CORP	(34)	4	(1.9)
(37,200)	MAPLETREE PAN ASIA COMMERCIAL	(34)	2	(1.9)
(9,900)	HK LAND HOLDINGS	(34)	(3)	(1.9)
(9,834)	KINGFISHER PLC	(33)	(4)	(1.9)
(1,606)	PRAIRIESKY ROYAL	(33)	(2)	(1.8)
(1,276)	WACOAL HOLDINGS CORP	(31)	-	(1.8)
(1,200)	SBI HOLDINGS INC	(31)	-	(1.8)
(2,183)	DUNELM GROUP PLC	(31)	(1)	(1.7)
(1,563)	MARUBENI CORP	(30)	(4)	(1.7)
(2,200)	SKYLARK HOLDINGS CO LTD	(30)	4	(1.7)
(1,209)	ARITZIA INC-SUBORDINATE VOTI	(30)	(1)	(1.7)
(2,552)	TECHNOLOGY ONE LTD	(30)	(1)	(1.7)
(1,412)	SIG GROUP AG	(29)	-	(1.7)
(1,489)	UMICORE	(29)	1	(1.7)
(1,072)	SIGNIFY NV	(29)	-	(1.6)
(2,644)	HEXAGON B	(29)	1	(1.6)
(1,200)	TORIDOLL HOLDINGS CORP	(29)	-	(1.6)
(2,985)	ELECTROLUX B	(28)	(2)	(1.6)
(2,000)	DENKA CO LTD	(28)	4	(1.6)
(4,430)	ALGONQUIN PWR & UTILS CORP	(28)	1	(1.6)
(3,500)	JGC HOLDINGS CORP	(28)	1	(1.6)
(1,696)	ANSELL LTD	(28)	(2)	(1.6)
(1,478)	CDN WESTERN BK	(27)	2	(1.6)
(1,700)	FUJI CORP	(27)	3	(1.6)
(25,000)	NEW WORLD DEV	(27)	2	(1.5)
(1,579)	NORTHLAND POWER INC	(27)	(1)	(1.5)
(3,271)	HUSQVARNA B	(27)	-	(1.5)
(3,375)	PENNON GROUP PLC	(27)	3	(1.5)
(2,928)	RS GROUP PLC	(26)	1	(1.5)
(2,160)	BREMBO N.V.	(25)	1	(1.4)
(1,652)	SEEK LTD	(25)	3	(1.4)
(1,055)	JDE PEETS BV	(23)	1	(1.3)
(5,500)	MTR CORPORATION	(19)	1	(1.1)

Percentages are based on Net Assets of $156,418 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	No interest rate available.

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)		Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	150,628		46	8	150,682
Preferred Stock	1,949		7	–	1,956
Exchange Traded Funds	67		–	–	67
Right	–	^	–	–	–
Cash Equivalent	1,680		–	–	1,680
Total Investments in Securities	154,324		53	8	154,385

SEI Institutional Investments Trust

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1	–	–	1
Unrealized Depreciation	(14)	–	–	(14)
OTC Swap
Total Return Swap*
Unrealized Appreciation	–	182	–	182
Total Other Financial Instruments	(13)	182	–	169

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

^ This category includes securities with a value of $-.

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 5/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,234	$24,298	$(24,852)	$—	$—	$1,680	$129	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

World Select Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.5%
Australia — 0.7%
Computershare Ltd	15,942	$281
Goodman Group ‡	31,382	705
JB Hi-Fi Ltd	4,674	182
Rio Tinto Ltd	9,000	774
		1,942

Austria — 0.1%
BAWAG Group	1,092	72
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,100	99
		171

Belgium — 0.1%
Ageas SA/NV	1,600	79
Colruyt Group N.V	3,535	181
		260

Brazil — 0.7%
Banco BTG Pactual SA	51,430	310
Banco do Brasil SA	150,000	777
Telefonica Brasil SA	100,500	840
		1,927

Canada — 1.8%
Barrick Gold Corp	50,000	853
Canadian Imperial Bank of Commerce	1,400	69
Canadian Tire Corp Ltd, Cl A	700	70
Celestica Inc *	4,563	255
Cogeco Communications Inc	1,500	58
Dollarama Inc	15,132	1,432
Fairfax Financial Holdings Ltd	26	29
Intact Financial Corp	538	90
Loblaw Cos Ltd	2,144	249
Magna International Inc, Cl A	8,623	390
National Bank of Canada	4,810	411
Quebecor Inc, Cl B	4,263	90
Stantec Inc	4,269	344
TMX Group Ltd	12,236	328
Toromont Industries Ltd	3,982	348
		5,016

China — 1.0%
Bank of Communications Co Ltd, Cl H	167,000	126
Beijing Enterprises Holdings Ltd	24,500	86
China Railway Signal & Communication Corp Ltd, Cl H	296,000	125
China Shenhua Energy Co Ltd, Cl H	28,000	136
New Oriental Education & Technology Group Inc *	8,297	66
Nongfu Spring Co Ltd, Cl H	1,600	9
PDD Holdings Inc ADR *	8,835	1,323
People's Insurance Co Group of China Ltd/The, Cl H	268,000	93
PetroChina Co Ltd, Cl H	168,945	173
Shougang Fushan Resources Group Ltd	264,000	121

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tencent Holdings Ltd	8,100	$376
Tongcheng Travel Holdings Ltd *	48,069	110
		2,744

Denmark — 1.2%
AP Moller - Maersk A/S, Cl B	600	1,089
Coloplast A/S, Cl B	2,636	316
Novo Nordisk A/S, Cl B	8,540	1,153
Pandora A/S	3,511	574
Scandinavian Tobacco Group A/S	5,200	73
		3,205

Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	90,076	149

Finland — 0.4%
Nokia Oyj	270,000	1,053

France — 2.0%
Bouygues SA	2,400	94
Carrefour SA	59,600	970
Credit Agricole SA	1,212	20
Danone SA	13,800	886
Dassault Aviation SA	4,000	864
Legrand SA	3,329	358
LVMH Moet Hennessy Louis Vuitton SE	697	556
Orange SA	7,700	90
Pernod Ricard SA	2,073	308
Publicis Groupe SA	325	36
Societe BIC SA	15,600	1,165
SPIE SA	3,347	138
TotalEnergies SE	1,900	138
		5,623

Germany — 1.5%
Bayer AG	29,000	889
Bayerische Motoren Werke AG	173	18
Continental AG	15,500	1,047
Covestro AG	15,000	804
Deutsche Telekom AG	6,000	145
Heidelberg Materials AG	4,060	422
SAP SE	3,026	545
Scout24 SE	4,255	320
		4,190

Greece — 0.0%
JUMBO SA *	4,951	142

Hong Kong — 1.1%
AIA Group Ltd	157,600	1,223
Sun Hung Kai Properties Ltd	5,000	48
Swire Pacific Ltd, Cl A	106,500	927
VTech Holdings	130,000	932
		3,130

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
India — 1.3%
Aurobindo Pharma Ltd	9,964	$142
Bajaj Auto Ltd	2,565	279
Bharat Electronics Ltd *	18,619	66
Cholamandalam Investment and Finance	10,735	160
Colgate-Palmolive India Ltd	5,760	184
Cummins India	2,902	124
HDFC Asset Management Co Ltd *	3,393	158
HDFC Bank Ltd ADR	7,815	452
ICICI Bank Ltd *	922	12
Lupin *	8,647	164
Oil India Ltd *	37,200	284
Power Finance Corp Ltd *	68,170	403
REC Ltd *	38,730	250
Shriram Finance Ltd	10,442	295
Sun Pharmaceutical Industries *	4,125	72
Trent Ltd	7,272	398
TVS Motor	3,210	84
Varun Beverages Ltd	11,810	202
		3,729

Ireland — 0.3%
AIB Group PLC	160,000	907

Israel — 0.5%
Camtek	1,227	133
Check Point Software Technologies Ltd *	7,542	1,135
		1,268

Italy — 0.1%
Intesa Sanpaolo SpA	5,387	21
Mediobanca Banca di Credito Finanziario SpA	4,007	63
Snam SpA	3,202	15
UniCredit SpA	1,784	71
UnipolSai Assicurazioni SpA	28,400	78
		248

Japan — 3.7%
AEON REIT Investment ‡	70	59
Alfresa Holdings Corp	7,059	100
Brother Industries Ltd	50,000	963
Canon Inc	7,100	207
Credit Saison Co Ltd	6,264	136
DCM Holdings Co Ltd	2,100	20
Dentsu Group Inc	31,900	845
Honda Motor Co Ltd	21,600	245
Horiba Ltd	1,515	120
Hoya Corp	2,800	341
ITOCHU Corp	1,000	47
Itochu Enex Co Ltd	13,300	131
Japan Post Bank Co Ltd	63,628	631
Japan Tobacco Inc	37,291	1,059
JFE Holdings Inc	1,200	18
Kajima Corp	16,174	275

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
KDDI Corp	1,900	$52
Keyence Corp	800	361
Kinden Corp	5,497	117
Koito Manufacturing Co Ltd	40,000	568
K's Holdings Corp	7,900	73
Lawson Inc	1,107	73
M3 Inc	25,400	247
Marubeni Corp	3,800	74
MIRAIT ONE corp	8,300	101
Mitsubishi Corp	1,200	25
Mitsubishi Heavy Industries Ltd	17,690	155
Mitsui & Co Ltd	3,368	172
Mizuho Financial Group Inc	12,300	252
Nikon Corp	77,000	802
Nippon Telegraph & Telephone Corp	110,000	108
Pigeon Corp	5,200	50
SCREEN Holdings Co Ltd	3,392	325
Sekisui House	17,643	398
Senko Group Holdings Co Ltd	12,300	89
Shimano Inc	1,000	163
SMS Co Ltd	15,700	195
Sumitomo Corp	900	23
Toei Animation Co Ltd	6,500	99
Tokio Marine Holdings Inc	14,519	503
Toyota Tsusho Corp	400	24
Yamazaki Baking	4,294	95
		10,341

Luxembourg — 0.3%
SES SA, Cl A *	145,239	828

Macao — 0.3%
Sands China Ltd *	370,000	886

Malaysia — 0.0%
RHB Bank Bhd	82,700	97

Mexico — 0.2%
Ternium SA ADR	11,400	492

Netherlands — 1.0%
ASML Holding NV	505	477
IMCD NV	2,046	310
Koninklijke Ahold Delhaize NV	6,600	205
Koninklijke Philips NV *	35,000	945
NN Group NV	2,200	102
Universal Music Group NV	12,578	390
Wolters Kluwer NV	2,428	385
		2,814

Norway — 0.2%
Austevoll Seafood ASA	6,400	52
AutoStore Holdings Ltd *	60,544	85
Gjensidige Forsikring ASA	16,228	284
		421

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Philippines — 0.0%
DMCI Holdings Inc	438,600	$89

Poland — 0.0%
Budimex SA	556	105
CAPITEA *	158,863	23
		128

Russia — 0.0%
Detsky Mir PJSC	101,061	–
Evraz PLC *(A)	21,791	22
Gazprom Neft PJSC (A)	7,643	–
Gazprom PJSC *(A)	125,045	–
Globaltrans Investment PLC GDR *(A)	27,819	–
GMK Norilsky Nickel PAO (A)	354	–
Inter RAO UES PJSC	2,649,312	–
Magnit PJSC	2,567	–
Magnitogorsk Iron & Steel Works PJSC *	26,960	–
MD Medical Group Investments PLC GDR *	29,105	–
PhosAgro PJSC GDR *(A)	12,000	–
Rosneft Oil Co PJSC (A)	35,283	–
Sberbank of Russia PJSC	105,050	–
X5 Retail Group NV GDR *	10,491	–
		22

Saudi Arabia — 0.0%
Etihad Etisalat Co *	4,688	59
Saudi Aramco Base Oil	1,298	45
		104

Singapore — 0.1%
Best World International Ltd *	24,994	46
DBS Group Holdings Ltd	3,850	103
Jardine Cycle & Carriage Ltd	5,900	113
United Overseas Bank Ltd	5,900	134
		396

South Africa — 0.9%
Anglo American PLC	32,000	1,024
AVI	14,080	63
Clicks Group Ltd	25,558	402
Tiger Brands Ltd	85,000	880
		2,369

South Korea — 1.7%
Fila Holdings Corp	28,000	799
Hanmi Semiconductor	1,706	201
Industrial Bank of Korea	14,800	147
KT Corp	3,800	102
KT&G Corp	14,300	863
LG Corp	13,000	765
LG H&H Co Ltd	3,350	1,013
Samsung Electronics Co Ltd	15,000	795
SK Telecom Co Ltd	2,200	81
		4,766

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Spain — 0.8%
Indra Sistemas	5,590	$128
Industria de Diseno Textil SA	39,675	1,876
Laboratorios Farmaceuticos Rovi SA	895	86
		2,090

Sweden — 0.4%
Assa Abloy AB, Cl B	14,849	434
Hemnet Group	3,710	102
Hexagon AB, Cl B	28,383	311
Saab, Cl B	5,384	129
		976

Switzerland — 0.8%
Novartis AG	2,900	300
Partners Group Holding AG	420	561
Sandoz Group AG	580	21
Swatch Group AG/The, Cl B	4,000	856
VAT Group AG	689	372
		2,110

Taiwan — 0.8%
Chicony Electronics Co Ltd	39,000	226
Compal Electronics Inc	108,564	125
Hon Hai Precision Industry Co Ltd *	38,000	202
Lotes Co Ltd *	4,000	200
MediaTek Inc	3,699	142
Pou Chen Corp *	79,000	92
Quanta Computer Inc	58,742	499
Taiwan Semiconductor Manufacturing Co Ltd ADR	3,512	530
Universal Vision Biotechnology Co Ltd	798	6
WPG Holdings Ltd *	69,190	184
		2,206

Thailand — 0.1%
Bangkok Bank PCL	26,500	99
Kiatnakin Phatra Bank PCL	46,300	64
		163

Turkey — 0.2%
Akbank TAS	109,599	226
BIM Birlesik Magazalar AS	7,321	109
Turkcell Iletisim Hizmetleri AS	18,483	57
Yapi ve Kredi Bankasi AS	76,669	77
		469

United Arab Emirates — 0.3%
Aldar Properties PJSC	162,699	244
Emaar Properties PJSC	276,226	576
		820

United Kingdom — 4.4%
3i Group PLC	1,946	71
Allfunds Group Plc	13,413	80
BAE Systems PLC	34,294	608
Barclays PLC	662,581	1,856

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
British American Tobacco PLC	29,200	$898
Burberry Group PLC	59,293	781
Cranswick PLC	1,410	80
Diageo PLC	9,036	303
Diploma PLC	5,150	268
Halma PLC	17,910	507
Imperial Brands PLC	37,700	932
Intermediate Capital Group PLC	3,165	93
ITV PLC	900,000	912
London Stock Exchange Group PLC	4,406	514
Marks & Spencer Group PLC	75,706	291
Reckitt Benckiser Group PLC	17,000	964
RELX PLC	11,726	510
Rolls-Royce Holdings PLC *	89,669	518
Sage Group PLC/The	3,393	44
Serco Group	32	–
TechnipFMC PLC	16,226	425
Tesco PLC	24,000	95
Unilever PLC	8,106	441
WPP PLC	85,000	884
		12,075

United States — 65.4%
Abercrombie & Fitch Co, Cl A *	1,784	308
Accenture PLC, Cl A	1,548	437
Adient PLC *	14,367	406
Adobe Inc *	2,184	971
Advance Auto Parts Inc	7,060	499
Aflac Inc	1,500	135
Allison Transmission Holdings Inc	6,245	473
Allstate Corp/The	15,800	2,647
Ally Financial Inc	52,350	2,040
Alpha Metallurgical Resources Inc	1,503	474
Alphabet Inc, Cl A *	21,162	3,650
Altria Group Inc	4,000	185
Amdocs Ltd	2,500	198
American Axle & Manufacturing Holdings Inc *	51,860	396
American International Group Inc	10,500	828
Amgen Inc	700	214
Analog Devices Inc	6,205	1,455
Aon PLC, Cl A	1,956	551
Appfolio Inc, Cl A *	518	118
Apple Inc	3,842	739
Applied Materials Inc	154	33
AppLovin Corp, Cl A *	2,287	186
Arch Capital Group Ltd *	561	58
Archer-Daniels-Midland Co	2,600	162
Archrock Inc	5,535	112
Arista Networks Inc *	2,070	616
Arrow Electronics Inc *	3,890	511
Asbury Automotive Group Inc *	1,960	461
Assured Guaranty Ltd	2,442	190
AT&T Inc	140,500	2,560

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AutoNation Inc *	2,890	$492
AutoZone Inc *	1,028	2,848
Avnet Inc	12,910	705
Axon Enterprise Inc *	1,625	458
Badger Meter Inc	211	41
Bank of New York Mellon Corp/The	3,200	191
Becton Dickinson & Co	4,098	951
Berkshire Hathaway Inc, Cl B *	300	124
Berry Global Group Inc	1,400	84
Blue Owl Capital Corp	6,200	105
BlueLinx Holdings Inc *	2,270	234
Boston Scientific Corp *	20,958	1,584
BP PLC	145,000	901
Bristol-Myers Squibb Co	5,200	214
Broadcom Inc	549	729
Brown & Brown Inc	9,992	894
BRP Inc	3,660	229
Builders FirstSource Inc *	6	1
Cadence Design Systems Inc *	2,334	668
Carrier Global Corp	20,217	1,278
Cboe Global Markets Inc	2,410	417
Cencora Inc	16,883	3,825
Chevron Corp	15,200	2,467
Chubb Ltd	81	22
Cigna Group/The	180	62
Cintas Corp	507	344
Cisco Systems Inc	4,400	205
Citigroup Inc	29,900	1,863
Cleveland-Cliffs Inc *	35,990	622
CME Group Inc, Cl A	6,696	1,359
Cognizant Technology Solutions Corp, Cl A	1,200	79
Colgate-Palmolive Co	8,448	785
Comcast Corp, Cl A	7,300	292
Comfort Systems USA Inc	972	318
Conagra Brands Inc	4,300	128
CRH PLC	24,460	1,905
Crowdstrike Holdings Inc, Cl A *	2,150	674
CSG Systems International Inc	2,200	95
Cummins Inc	600	169
CVS Health Corp	33,800	2,014
Dana Inc	34,681	488
Deckers Outdoor Corp *	1,100	1,203
Dell Technologies Inc, Cl C	10,219	1,426
Designer Brands Inc, Cl A	30,200	304
Dollar Tree Inc *	14,000	1,651
Dominion Energy Inc	47,400	2,556
Dow Inc	38,800	2,236
DR Horton Inc	5,107	755
DXC Technology Co *	20,220	314
Eagle Materials Inc	962	224
Eaton Corp PLC	3,375	1,123
eBay Inc	1,400	76
elf Beauty Inc *	2,534	474

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Eli Lilly & Co	1,321	$1,084
Employers Holdings Inc	2,200	93
Entergy Corp	800	90
Envista Holdings Corp *	19,278	373
Equitable Holdings Inc	71,900	2,983
Everest Group Ltd	287	112
Evergy Inc	1,500	82
Exelon Corp	598	22
Experian PLC	9,009	414
Exxon Mobil Corp	2,400	281
FactSet Research Systems Inc	2,427	981
Fair Isaac Corp *	39	50
Federated Hermes Inc, Cl B	2,800	93
FedEx Corp	6,700	1,702
Fidelity National Information Services Inc	23,900	1,814
Fiserv Inc *	2,229	334
Flex Ltd *	10,254	340
Foot Locker Inc	18,510	513
Ford Motor Co	5,900	72
Fox Corp	2,500	86
Frontier Group Holdings Inc *	72,790	398
General Electric Co	2,330	385
General Mills Inc	1,500	103
General Motors Co	8,910	401
G-III Apparel Group Ltd *	12,486	375
Gilead Sciences Inc	2,700	174
Goldman Sachs Group Inc/The	92	42
Goodyear Tire & Rubber Co/The *	28,780	354
Graco Inc	13,312	1,075
Griffon Corp	1,849	125
GSK PLC	93,384	2,100
Guidewire Software Inc *	2,946	336
H&R Block Inc	2,100	104
Harley-Davidson Inc	25,000	897
Hartford Financial Services Group Inc/The	2,900	300
HF Sinclair Corp	11,070	611
Hilton Worldwide Holdings Inc	3,100	622
Holcim AG	985	86
HP Inc	4,100	150
HubSpot Inc *	1,283	784
Huron Consulting Group Inc *	805	71
Insight Enterprises Inc *	600	117
Intel Corp	98,700	3,045
International Business Machines Corp	13,700	2,286
Intuit Inc	78	45
J M Smucker Co/The	600	67
James Hardie Industries PLC *	19,271	600
Jazz Pharmaceuticals PLC *	600	63
JELD-WEN Holding Inc *	29,127	452
Johnson & Johnson	10,306	1,512
Kellanova	2,700	163
Kinder Morgan Inc	5,200	101
KLA Corp	94	71

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kraft Heinz Co/The	67,700	$2,395
Kroger Co/The	5,400	283
Kyndryl Holdings Inc *	26,395	702
Las Vegas Sands Corp	32,900	1,482
Lennox International Inc	1,220	613
Liberty Energy Inc, Cl A	24,800	612
Linde PLC	3,988	1,737
Lockheed Martin Corp	400	188
Loews Corp	177	14
Lowe's Cos Inc	7,283	1,612
Macy's Inc	26,520	517
Manhattan Associates Inc *	1,586	348
Marathon Petroleum Corp	300	53
Marsh & McLennan Cos Inc	487	101
Mastercard Inc, Cl A	5,065	2,264
McKesson Corp	2,165	1,233
Medpace Holdings Inc *	943	364
Merck & Co Inc	21,300	2,674
Meta Platforms Inc, Cl A	6,008	2,805
Mettler-Toledo International Inc *	819	1,150
Microsoft Corp	12,719	5,280
Middleby Corp/The *	4,143	534
Molina Healthcare Inc *	29	9
Molson Coors Beverage Co, Cl B	4,500	247
Mondelez International Inc, Cl A	6,891	472
Moody's Corp	6,831	2,712
MSCI Inc, Cl A	2,379	1,178
Murphy Oil Corp	25,500	1,091
Murphy USA Inc	500	219
National Fuel Gas Co	45,500	2,601
NetApp Inc	900	108
NewMarket Corp	340	182
NIKE Inc, Cl B	8,778	834
NiSource Inc	1,736	50
NVIDIA Corp	4,278	4,690
Oaktree Specialty Lending Corp	2,700	53
Old Republic International Corp	3,890	124
Oracle Corp	13,112	1,537
Organon & Co	690	15
Oshkosh Corp	9,900	1,126
Otis Worldwide Corp	12,787	1,268
Owens Corning	2,469	447
Par Pacific Holdings Inc *	21,490	583
Parker-Hannifin Corp	1,291	686
PBF Energy Inc, Cl A	13,187	611
PepsiCo Inc	9,689	1,675
Petco Health & Wellness Co Inc, Cl A *	146,040	564
Pfizer Inc	3,400	97
ProPetro Holding Corp *	59,310	568
Public Service Enterprise Group Inc	375	28
Ralph Lauren Corp, Cl A	1,811	338
Reliance Inc	400	120
Republic Services Inc, Cl A	2,541	471

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Roper Technologies Inc	2,874	$1,531
Ryerson Holding Corp	18,749	445
Sanofi SA	11,900	1,160
Sealed Air Corp	900	35
Sensata Technologies Holding PLC	26,200	1,083
Shell PLC	4,700	168
Sherwin-Williams Co/The	5,063	1,538
Signify NV	38,000	1,028
Snap-on Inc	300	82
Sonic Automotive Inc, Cl A	6,400	363
Sonoco Products Co	1,500	92
Southwest Airlines Co	15,110	406
Sprouts Farmers Market Inc *	3,918	309
Sterling Infrastructure Inc *	534	66
Stifel Financial Corp	14,400	1,166
Stryker Corp	5,264	1,796
Sun Communities Inc ‡	9,700	1,145
Synchrony Financial	295	13
Synopsys Inc *	1,433	804
Tapestry Inc	24,900	1,083
TD SYNNEX Corp	900	118
TEGNA Inc	5,900	88
TJX Cos Inc/The	15,963	1,646
T-Mobile US Inc	500	87
Toll Brothers Inc	4,726	575
Trane Technologies PLC	6,524	2,136
Tyson Foods Inc, Cl A	50,650	2,900
UMB Financial Corp	2,051	169
United Airlines Holdings Inc *	9,790	519
United Natural Foods Inc *	29,060	349
United Therapeutics Corp *	8,700	2,394
UnitedHealth Group Inc	4,541	2,249
Universal Health Services Inc, Cl B	2,586	491
Unum Group	1,800	97
Verizon Communications Inc	6,300	259
Vertiv Holdings Co, Cl A	9,375	919
Victory Capital Holdings Inc, Cl A	1,462	76
Vishay Intertechnology Inc	49,300	1,165
Vontier Corp	2,800	112
Walmart Inc	1,800	118
Warner Bros Discovery Inc *	70,400	580
Watts Water Technologies Inc, Cl A	1,085	216
Weatherford International PLC *	2,535	305
Western Union Co/The	87,300	1,117
Westinghouse Air Brake Technologies Corp	1,898	321
Williams-Sonoma Inc	2,799	821
Wingstop Inc	1,210	446
WK Kellogg Co	675	13
WW Grainger Inc	46	42

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zumiez Inc *	11,090	$208
		180,867

Total Common Stock
(Cost $207,065) ($ Thousands)		261,233

PREFERRED STOCK — 0.8%
Germany — 0.8%
Bayerische Motoren Werke AG, 6.320%	224	21
Henkel AG & Co KGaA (B)	11,000	993
Sartorius AG (B)	944	247
Volkswagen AG (B)	8,000	999
		2,260

Russia — 0.0%
Sberbank of Russia PJSC (B)	147,000	–

Total Preferred Stock
(Cost $2,753) ($ Thousands)		2,260
	Number of Warrants
WARRANT — 0.0%
Thailand — 0.0%
Kiatnakin Phatra Bank, Expires 01/03/2027 *	3,858	–

Total Warrant
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Institutional Class
5.170%**†	1,650,787	1,651
Total Cash Equivalent
(Cost $1,651) ($ Thousands)		1,651
Total Investments in Securities — 95.9%
(Cost $211,469) ($ Thousands)		$265,144

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

World Select Equity Fund (Continued)

A list of the open futures contracts held by the Fund at May 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	55	Jun-2024	$2,960	$2,976	$3
FTSE 100 Index	9	Jun-2024	928	949	16
Hang Seng Index	1	Jun-2024	116	115	(1)
MSCI Emerging Markets	52	Jun-2024	2,761	2,746	(15)
MSCI Singapore Index	4	Jun-2024	92	92	–
OMX Stockholm 30	11	Jun-2024	270	273	–
S&P TSX 60 Index	4	Jun-2024	776	783	7
SPI 200 Index	4	Jun-2024	504	513	5
TOPIX Index	8	Jun-2024	1,397	1,411	27
			9,804	9,858	42
Short Contracts
S&P 500 Index E-MINI	(9)	Jun-2024	$(2,382)	$(2,382)	$–
			$7,422	$7,476	$42

A list of the open forward foreign currency contracts held by the Fund at May 31, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	06/24/24	SGD	692	USD	513	$1
Barclays PLC	06/24/24	USD	993	SGD	1,338	(2)
Barclays PLC	06/24/24	USD	2,100	DKK	14,427	2
Barclays PLC	06/24/24	USD	2,327	SEK	24,903	44
Barclays PLC	06/24/24	USD	15,665	JPY	2,438,919	(95)
BNP Paribas	06/24/24	USD	142	NZD	232	—
BNP Paribas	06/24/24	NOK	4,600	USD	431	(7)
BNP Paribas	06/24/24	SEK	16,490	USD	1,542	(28)
BNP Paribas	06/24/24	DKK	22,786	USD	3,317	(3)
BNP Paribas	06/24/24	USD	24,973	EUR	23,026	45
BNP Paribas	06/24/24	EUR	27,821	USD	30,174	(55)
Brown Brothers Harriman	06/24/24	USD	1	NZD	1	—
Brown Brothers Harriman	06/24/24	NZD	4	USD	3	—
Brown Brothers Harriman	06/24/24	NZD	5	USD	3	—
Brown Brothers Harriman	06/24/24	USD	14	SGD	19	—
Brown Brothers Harriman	06/24/24	USD	15	NOK	159	—
Brown Brothers Harriman	06/24/24	USD	5	NOK	53	—
Brown Brothers Harriman	06/24/24	SGD	61	USD	45	—
Brown Brothers Harriman	06/24/24	USD	48	SEK	506	1
Brown Brothers Harriman	06/24/24	USD	14	SEK	144	—
Brown Brothers Harriman	06/24/24	NOK	85	USD	8	—
Brown Brothers Harriman	06/24/24	NOK	117	USD	11	—
Brown Brothers Harriman	06/24/24	USD	264	DKK	1,813	—
Brown Brothers Harriman	06/24/24	USD	9	DKK	59	—
Brown Brothers Harriman	06/24/24	USD	278	AUD	418	1
Brown Brothers Harriman	06/24/24	USD	27	AUD	40	—
Brown Brothers Harriman	06/24/24	CHF	305	USD	337	(2)
Brown Brothers Harriman	06/24/24	USD	312	CAD	426	1
Brown Brothers Harriman	06/24/24	USD	330	CHF	298	1
Brown Brothers Harriman	06/24/24	AUD	8	USD	5	—

SEI Institutional Investments Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	06/24/24	AUD	370	USD	246	$(1)
Brown Brothers Harriman	06/24/24	USD	382	HKD	2,986	—
Brown Brothers Harriman	06/24/24	GBP	142	USD	180	—
Brown Brothers Harriman	06/24/24	GBP	304	USD	387	(1)
Brown Brothers Harriman	06/24/24	CAD	518	USD	379	(1)
Brown Brothers Harriman	06/24/24	USD	26	JPY	4,017	—
Brown Brothers Harriman	06/24/24	USD	669	JPY	104,498	(2)
Brown Brothers Harriman	06/24/24	HKD	708	USD	91	—
Brown Brothers Harriman	06/24/24	DKK	99	USD	14	—
Brown Brothers Harriman	06/24/24	DKK	774	USD	113	—
Brown Brothers Harriman	06/24/24	SEK	431	USD	41	—
Brown Brothers Harriman	06/24/24	SEK	705	USD	66	(1)
Brown Brothers Harriman	06/24/24	EUR	83	USD	91	1
Brown Brothers Harriman	06/24/24	EUR	1,177	USD	1,277	(1)
Brown Brothers Harriman	06/24/24	USD	38	GBP	30	—
Brown Brothers Harriman	06/24/24	USD	2,137	GBP	1,677	(1)
Brown Brothers Harriman	06/24/24	USD	3,145	EUR	2,898	4
Brown Brothers Harriman	06/24/24	USD	105	EUR	97	—
Brown Brothers Harriman	06/24/24	JPY	61,972	USD	397	1
Brown Brothers Harriman	06/24/24	JPY	60,204	USD	384	(1)
Standard Chartered	06/24/24	USD	1,703	HKD	13,279	(4)
Standard Chartered	06/24/24	USD	10,216	GBP	8,032	10
Standard Chartered	06/24/24	GBP	12,367	USD	15,730	(16)
Standard Chartered	06/24/24	HKD	19,533	USD	2,505	6
Standard Chartered	06/24/24	JPY	1,413,685	USD	9,079	54
Westpac Banking	06/24/24	USD	454	NOK	4,848	8
Westpac Banking	06/24/24	CHF	3,740	USD	4,098	(58)
Westpac Banking	06/24/24	AUD	3,744	USD	2,498	7
Westpac Banking	06/24/24	USD	5,278	AUD	7,914	(13)
Westpac Banking	06/24/24	CAD	6,408	USD	4,692	(11)
Westpac Banking	06/24/24	USD	7,010	CHF	6,397	99
Westpac Banking	06/24/24	USD	8,258	CAD	11,278	19
						$2

Percentages are based on Net Assets of $276,571 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	No interest rate available.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

World Select Equity Fund (Concluded)

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)		Level 3 ($)(1)	Total ($)
Common Stock	261,211	–		22	261,233
Preferred Stock	2,260	–		–	2,260
Warrant	–		–(2)	–	–	(2)
Cash Equivalent	1,651	–		–	1,651
Total Investments in Securities	265,122	–	(2)	22	265,144
Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	58	–	–	58
Unrealized Depreciation	(16)	–	–	(16)
Forward Contracts*
Unrealized Appreciation	–	305	–	305
Unrealized Depreciation	–	(303)	–	(303)
Total Other Financial Instruments	42	2	–	44

*	Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(2) This category includes securities with a value of $—.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 5/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,664	$36,571	$(37,584)	$—	$—	$1,651	$281	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.2%
Argentina — 0.8%
Corp America Airports SA *	135,260	$2,481
Despegar.com Corp *	91,057	1,375
Loma Negra Cia Industrial Argentina SA ADR	160,349	1,196
Telecom Argentina SA ADR *	309,357	2,710
		7,762

Australia — 0.5%
OceanaGold Philippines Inc *	14,448,200	3,703
SolGold PLC *	6,774,749	803
		4,506

Austria — 0.1%
ANDRITZ AG	12,225	729

Bangladesh — 0.2%
BRAC Bank Ltd PLC	5,571,066	1,595

Belgium — 0.1%
Cenergy Holdings SA	144,460	1,411

Brazil — 6.7%
Afya, Cl A *	35,818	596
Banco do Brasil SA	507,608	2,631
C&A MODAS *	751,900	1,366
Cia Brasileira de Aluminio *	1,115,600	1,499
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	185,291	2,615
Cia de Saneamento de Minas Gerais Copasa MG	74,500	286
CPFL Energia SA	302,700	1,938
Cury Construtora e Incorporadora	76,200	267
Dexco SA	170,500	232
Embraer SA *	354,400	2,451
Embraer SA ADR *	57,052	1,585
GPS Participacoes e Empreendimentos SA	470,400	1,658
Hapvida Participacoes e Investimentos S/A *	1,013,700	764
Itau Unibanco Holding SA ADR	1,596,769	9,565
Localiza Rent a Car SA	292,590	2,364
Neoenergia	65,200	235
NU Holdings Ltd/Cayman Islands, Cl A *	473,681	5,627
Pagseguro Digital Ltd, Cl A *	69,679	854
Petroleo Brasileiro SA ADR, Cl A	759,833	11,253
Santos Brasil Participacoes SA	559,400	1,228
Sendas Distribuidora S/A	1,422,800	3,319
Suzano SA	73,800	685
TIM SA/Brazil	1,580,300	4,784
TOTVS SA	419,400	2,293
Vibra Energia SA	187,700	767
		60,862

Canada — 1.5%
Capstone Copper Corp *	229,889	1,619
Celestica Inc *	94,892	5,306

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ivanhoe Mines Ltd, Cl A *	320,719	$4,630
Pan American Silver Corp	90,062	1,982
		13,537

Cayman Islands — 0.1%
Theon International PLC *	60,945	910

Chile — 0.7%
Banco Santander Chile ADR	97,984	1,850
Enel Chile SA	14,691,165	841
Parque Arauco SA	2,272,217	3,694
		6,385

China — 15.3%
Agricultural Bank of China Ltd, Cl H	3,691,000	1,547
Airtac International Group	92,719	2,934
Alibaba Group Holding Ltd	1,469,900	14,347
Alibaba Group Holding Ltd ADR	22,697	1,778
Autohome Inc ADR	19,226	546
Baidu Inc ADR *	80,264	7,802
China Construction Bank Corp, Cl H	5,949,000	4,221
China Everbright Environment Group Ltd	544,000	254
China Galaxy Securities Co Ltd, Cl H *	1,040,500	562
China Pacific Insurance Group Co Ltd, Cl H	181,800	476
China Railway Group Ltd, Cl H *	2,114,000	1,139
China Resources Land Ltd	1,745,500	6,367
China Resources Pharmaceutical Group Ltd	527,000	391
China State Construction International Holdings Ltd	292,000	386
China Taiping Insurance Holdings Co Ltd	330,000	358
CITIC Ltd	836,000	847
Contemporary Amperex Technology Co Ltd, Cl A	85,156	2,319
COSCO SHIPPING Holdings Co Ltd, Cl H	1,171,550	1,961
Daqin Railway Co Ltd, Cl A *	292,445	285
FinVolution Group ADR	59,812	286
First Tractor, Cl H	1,356,000	1,491
Full Truck Alliance ADR	145,258	1,284
Gree Electric Appliances of Zhuhai, Cl A *	143,000	802
Greentown China Holdings Ltd	246,000	241
Guangdong Xinbao Electrical Appliances Holdings, Cl A *	161,900	357
Guangzhou Automobile Group Co Ltd, Cl H	2,046,000	852
Haier Smart Home Co Ltd, Cl A *	1,965,800	7,139
Hello Group Inc ADR	41,757	235
iQIYI Inc ADR *	1,327,905	6,148
JD.com Inc ADR	31,532	934
Jiangxi Copper, Cl H	264,000	571
JinkoSolar Holding Co Ltd ADR	15,131	450
Jiumaojiu International Holdings Ltd	790,000	486
Kanzhun Ltd ADR	91,868	1,952
Kuaishou Technology, Cl B *	101,000	721
Kunlun Energy Co Ltd	3,424,000	3,570
Kweichow Moutai Co Ltd, Cl A *	8,575	1,951
Li Ning Co Ltd	1,083,500	2,844

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lufax Holding ADR	123,620	$554
Midea Group Co Ltd, Cl A	33,300	297
NetEase Inc ADR	8,971	799
PDD Holdings Inc ADR *	22,718	3,403
People's Insurance Co Group of China Ltd/The, Cl H	855,000	298
PetroChina Co Ltd, Cl H	1,764,000	1,808
PICC Property & Casualty Co Ltd	4,512,000	5,878
Ping An Insurance Group Co of China Ltd, Cl H	1,110,500	5,646
Qifu Technology Inc ADR	34,453	666
Qingdao Haier Biomedical Co Ltd, Cl A	52,456	276
Shanghai Pharmaceuticals Holding Co Ltd, Cl H *	201,500	299
Shenzhou International Group Holdings Ltd	311,100	3,132
Sinopharm Group Co Ltd, Cl H	181,200	493
Sinotruk Hong Kong Ltd	799,500	1,859
SooChow Securities Co Ltd, Cl A *	900,900	802
TAL Education Group ADR *	144,540	1,642
Tencent Holdings Ltd	171,453	7,951
Tencent Music Entertainment Group ADR	89,501	1,293
Tongcheng Travel Holdings Ltd *	704,800	1,613
TravelSky Technology Ltd, Cl H	1,111,000	1,463
Trip.com Group Ltd ADR *	37,770	1,946
Vipshop Holdings Ltd ADR	526,831	8,466
Weibo Corp ADR	52,723	467
Wuliangye Yibin Co Ltd, Cl A *	16,879	341
Xinyi Glass Holdings Ltd	850,000	1,053
Xinyi Solar Holdings Ltd	3,099,000	2,050
Yangzijiang Shipbuilding Holdings Ltd	601,100	1,017
Yihai International Holding Ltd	562,000	1,045
Zhejiang Semir Garment Co Ltd, Cl A	347,092	305
ZJLD Group Inc *	1,145,600	1,526
ZTE Corp, Cl H *	263,800	544
		139,766

Colombia — 0.4%
Gran Tierra Energy Inc *	409,509	3,795
		3,795

Czechia — 0.1%
WAG Payment Solutions PLC *	1,509,678	1,346

Egypt — 0.4%
Commercial International Bank - Egypt GDR	2,175,279	3,263

France — 0.1%
Eramet	8,540	977

Georgia — 0.2%
TBC Bank Group PLC	44,493	1,445

Ghana — 0.1%
Tullow Oil PLC *	2,661,939	1,327

Greece — 1.4%
Alpha Services and Holdings SA *	617,876	1,040

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Athens International Airport	75,987	$681
Eurobank Ergasias Services and Holdings SA *	2,081,558	4,547
JUMBO SA *	18,924	542
National Bank of Greece SA *	299,724	2,597
OPAP SA	9,307	148
Piraeus Financial Holdings SA *	949,169	3,718
		13,273

Hong Kong — 0.7%
AIA Group Ltd	307,440	2,387
Orient Overseas International Ltd	37,000	628
Pacific Basin Shipping Ltd	1,358,000	478
Techtronic Industries Co Ltd	204,000	2,509
		6,002

Hungary — 0.8%
OTP Bank Nyrt PLC	109,633	5,282
Richter Gedeon Nyrt	87,192	2,208
		7,490

Iceland — 0.3%
Islandsbanki HF	3,752,037	2,650

India — 11.6%
Adani Ports & Special Economic Zone Ltd	18,521	320
Ashoka Buildcon *	702,032	1,546
Aster DM Healthcare Ltd	207,723	908
Aurobindo Pharma Ltd	101,613	1,445
Bajaj Auto Ltd	12,083	1,316
Bank of Baroda	369,251	1,175
Bharat Electronics Ltd *	1,130,356	4,018
Bharat Petroleum Corp Ltd *	193,593	1,457
Brigade Enterprises Ltd *	162,206	2,496
Canara Bank	791,510	1,122
Chambal Fertilisers and Chemicals *	76,084	355
Chennai Petroleum Corp Ltd *	62,237	685
Coal India Ltd *	213,890	1,260
Colgate-Palmolive India Ltd	20,646	658
Computer Age Management Services	34,179	1,427
CreditAccess Grameen Ltd *	74,651	1,184
Divi's Laboratories Ltd	55,496	2,867
Dr Reddy's Laboratories Ltd	10,773	748
Exide Industries Ltd	393,460	2,302
Federal Bank Ltd *	821,763	1,599
GAIL India Ltd	374,049	918
Genus Power Infrastructures Ltd	469,109	1,771
Global Health *	5,896	84
HCL Technologies Ltd	261,069	4,150
HDFC Bank Ltd	308,795	5,672
Hindalco Industries Ltd *	124,988	1,035
Hindustan Aeronautics Ltd	14,556	868
ICICI Bank Ltd *	307,287	4,130
ICICI Bank Ltd ADR	272,568	7,288
Intellect Design Arena Ltd	158,277	1,746

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
InterGlobe Aviation Ltd *	10,668	$535
IRB Infrastructure Developers	1,548,109	1,229
ITD Cementation India Ltd	67,269	324
JK Tyre & Industries Ltd *	96,699	470
Jyothy Labs Ltd	200,298	964
Kotak Mahindra Bank Ltd *	142,572	2,875
KPIT Technologies Ltd *	84,197	1,474
Lemon Tree Hotels Ltd *	562,571	921
LIC Housing Finance Ltd *	87,604	665
Manappuram Finance Ltd	294,652	597
Max Healthcare Institute Ltd *	25,766	232
Mrs Bectors Food Specialities Ltd *	93,422	1,418
Narayana Hrudayalaya Ltd	126,312	1,801
Natco Pharma Ltd	41,963	503
NCC Ltd/India *	273,102	942
Nippon Life India Asset Management	47,190	339
NTPC Ltd *	153,022	659
Oil & Natural Gas Corp Ltd *	378,779	1,203
PB Fintech Ltd *	115,419	1,789
Petronet LNG Ltd *	710,299	2,535
Phoenix Mills Ltd/The *	90,194	3,353
PNC Infratech Ltd *	392,364	2,441
Power Finance Corp Ltd *	94,151	557
Power Grid Corp of India Ltd *	105,040	391
REC Ltd *	357,795	2,310
Shriram Finance Ltd	138,113	3,902
Sobha Ltd *	47,433	1,082
Tata Motors Ltd	133,721	1,481
Thermax	42,214	2,734
Trent Ltd	15,550	851
VA Tech Wabag Ltd *	105,581	1,246
Varun Beverages Ltd	240,176	4,109
Voltamp Transformers *	1,233	167
Zomato Ltd *	1,628,083	3,503
		106,152

Indonesia — 4.2%
Ace Hardware Indonesia Tbk PT	25,927,300	1,311
Adaro Energy Indonesia Tbk PT	2,628,400	449
Astra International Tbk PT	1,975,700	523
Bank Central Asia Tbk PT	5,163,600	2,938
Bank Mandiri Persero Tbk PT	4,805,600	1,743
Bank Rakyat Indonesia Persero Tbk PT	28,127,876	7,539
Bank Syariah Indonesia Tbk PT	5,886,400	798
Cisarua Mountain Dairy Tbk PT	10,816,900	3,299
First Pacific Co Ltd	7,750,000	3,723
Indo Tambangraya Megah Tbk PT	128,700	198
Indosat Tbk PT	1,822,000	1,144
Jasa Marga Persero Tbk PT	2,481,500	730
Medikaloka Hermina Tbk PT	52,722,900	4,153
Pakuwon Jati Tbk PT	89,667,684	2,178
Perusahaan Gas Negara Tbk PT	2,982,500	290
Trimegah Bangun Persada Tbk PT	55,861,139	3,461
Ultrajaya Milk Industry & Trading Co Tbk PT	27,622,400	3,034

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vale Indonesia Tbk PT *	2,355,300	$721
		38,232

Isreal — 0.8%
Energean PLC	469,697	7,134

Jordan — 0.1%
Hikma Pharmaceuticals PLC	24,687	607

Kazakhstan — 2.3%
Air Astana JSC GDR *	457,210	3,630
Halyk Savings Bank of Kazakhstan JSC GDR	469,697	8,408
Kaspi.KZ JSC ADR	13,006	1,644
NAC Kazatomprom JSC GDR	168,251	7,050
		20,732

Kenya — 0.3%
ARM Cement Ltd PLC *	10	–
Equity Group Holdings PLC/Kenya	8,478,063	2,826
		2,826

Macao — 0.2%
MGM China Holdings Ltd	1,301,200	2,314

Malaysia — 0.6%
Dayang Enterprise Holdings	2,162,500	1,216
Econpile Holdings *	10,289,200	1,009
Gamuda	1,016,600	1,310
Mah Sing Group	2,809,900	897
Sime Darby	645,200	381
YTL Corp Bhd	678,900	520
		5,333

Mexico — 2.2%
BBB Foods Inc, Cl A *	32,613	888
Controladora Vuela Cia de Aviacion SAB de CV ADR *	152,142	1,213
Corp Inmobiliaria Vesta SAB de CV	238,400	828
Fibra Uno Administracion SA de CV ‡	265,400	374
Grupo Aeroportuario del Pacifico SAB de CV, Cl B	109,214	2,046
Grupo Aeroportuario del Sureste SAB de CV, Cl B	6,502	218
Grupo Financiero Banorte SAB de CV, Cl O	852,100	8,053
Grupo Traxion SAB de CV, Cl A *	709,041	1,243
Qualitas Controladora SAB de CV	252,000	3,218
Vista Energy SAB de CV ADR *	9,354	453
Wal-Mart de Mexico SAB de CV	451,890	1,689
		20,223

Nigeria — 1.0%
SEPLAT Energy PLC	2,776,617	7,636
Zenith Bank PLC	76,698,031	1,676
		9,312

Pakistan — 0.5%
United Bank Ltd/Pakistan	6,175,348	4,957

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Peru — 1.7%
Auna, Cl A *	370,358	$3,259
Credicorp Ltd	34,193	5,653
Hochschild Mining PLC	2,754,643	6,544
		15,456

Philippines — 2.1%
Ayala Corp	309,759	3,154
Ayala Land Inc	5,943,100	2,673
BDO Unibank Inc	1,342,470	2,982
Century Pacific Food Inc	1,403,800	899
GT Capital Holdings Inc	509,270	5,238
Robinsons Land Corp	14,277,300	3,969
		18,915

Poland — 1.0%
Allegro.eu SA *	115,864	1,112
Grupa Pracuj	209,970	3,253
InPost *	94,593	1,695
Jastrzebska Spolka Weglowa SA *	21,858	158
KGHM Polska Miedz SA	66,631	2,568
ORLEN SA	17,536	283
		9,069

Qatar — 0.0%
Ooredoo QPSC	91,090	236

Russia — 0.0%
Gazprom PJSC ADR *(A)	503,042	–
LUKOIL PJSC ADR *	107,182	–
Mobile TeleSystems PJSC ADR *	556,416	–
Moscow Exchange MICEX-RTS PJSC *	945,410	–
Ozon Holdings PLC ADR *	30,008	–
Sberbank of Russia PJSC ADR *(A)	93,380	–
Surgutneftegas PJSC ADR *	416,721	–
		—

Saudi Arabia — 1.2%
AlKhorayef Water & Power Technologies Co *	15,428	662
Arab National Bank	74,653	392
Bupa Arabia for Cooperative Insurance *	40,883	2,518
Dr Soliman Abdel Kader Fakeeh Hospital *	37,899	581
Etihad Etisalat Co *	44,760	558
Leejam Sports Co JSC	1,282	67
Saudi Aramco Base Oil	11,525	400
Saudi British Bank/The	41,574	425
Saudi Ground Services Co *	68,687	940
Saudi National Bank/The	257,879	2,327
Savola Group/The	89,172	1,026
United Electronics Co	55,592	1,319
		11,215

Singapore — 0.7%
Grab Holdings Ltd, Cl A *	736,282	2,702

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sea Ltd ADR *	54,993	$3,713
		6,415

Slovenia — 0.9%
Nova Ljubljanska Banka dd GDR	324,959	8,114

South Africa — 2.6%
Aspen Pharmacare Holdings Ltd	135,991	1,678
Capitec Bank Holdings Ltd	21,062	2,383
Naspers, Cl N	99,555	19,714
		23,775

South Korea — 9.5%
BNK Financial Group Inc	49,455	303
CJ CheilJedang Corp	8,269	2,094
Classys Inc	44,463	1,591
Coupang Inc, Cl A *	112,754	2,564
Coway Co Ltd	46,236	1,893
DB HiTek Co Ltd	8,730	257
DB Insurance Co Ltd	7,627	572
DL E&C Co Ltd	8,788	216
Doosan Bobcat Inc	9,300	389
Eo Technics Co Ltd	11,153	1,589
Eugene Technology Co Ltd	41,662	1,535
GS Holdings Corp	13,323	421
Hana Financial Group Inc	280,399	12,521
Hankook Tire & Technology Co Ltd	10,647	337
Hanwha Aerospace Co Ltd	2,681	400
Hanwha Corp	13,653	268
HD Hyundai Electric Co Ltd	2,476	538
HD Hyundai Infracore Co Ltd	32,829	198
Hyundai Glovis Co Ltd	3,117	406
Hyundai Marine & Fire Insurance Co Ltd	13,799	327
Hyundai Motor Co	3,206	588
Hyundai Rotem	24,352	634
Industrial Bank of Korea	47,583	474
ISC	12,953	717
Kia Corp	159,547	13,618
KIWOOM Securities Co Ltd	3,257	316
Korea Gas Corp	10,892	235
Korea Investment Holdings Co Ltd	6,734	318
Korean Air Lines Co Ltd	34,021	513
KT Corp	14,952	399
KT&G Corp	7,842	473
LG Chem Ltd	9,688	2,476
LG Electronics Inc	71,342	5,427
LG Innotek Co Ltd	5,109	917
LX INTERNATIONAL CORP	13,983	318
NH Investment & Securities Co Ltd	130,165	1,156
OCI Holdings Co Ltd	6,177	435
Pan Ocean Co Ltd	106,217	331
Samsung Electronics Co Ltd	365,784	19,380
Samsung Securities Co Ltd	12,145	318
Shinhan Financial Group Co Ltd	31,204	1,071
Shinsegae Inc	2,050	242

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SK Hynix Inc	33,623	$4,633
SOOP Co Ltd	5,276	425
Soulbrain	1,269	304
TSE	24,494	1,020
WONIK IPS Co Ltd	45,577	1,170
Youngone Corp	9,252	227
		86,554

Switzerland — 0.2%
Avolta AG	39,595	1,605

Taiwan — 13.2%
Acer Inc	462,000	758
Alchip Technologies Ltd *	8,700	777
Arcadyan Technology Corp	350,000	1,809
Asia Vital Components Co Ltd *	199,686	4,740
ASPEED Technology Inc *	14,030	1,588
Asustek Computer Inc *	27,000	430
Chicony Electronics Co Ltd	111,000	642
Compal Electronics Inc	371,000	426
CTBC Financial Holding Co Ltd *	5,896,000	6,460
E Ink Holdings Inc *	123,000	836
Elan Microelectronics Corp	363,000	1,834
Elite Material Co Ltd *	103,000	1,305
Ennoconn Corp *	160,000	1,622
Evergreen Marine Corp Taiwan Ltd	193,800	1,259
Fortune Electric Co Ltd *	13,000	288
Fositek *	34,000	751
Gold Circuit Electronics Ltd	185,000	1,144
Hon Hai Precision Industry Co Ltd *	609,912	3,248
Ingentec Corp *	121,000	828
International Games System Co Ltd *	32,000	1,002
Jentech Precision Industrial *	94,000	3,030
King Yuan Electronics Co Ltd *	582,000	1,594
Kinik *	191,000	1,664
Macronix International Co Ltd	2,190,000	1,843
MediaTek Inc	120,298	4,607
Micro-Star International Co Ltd *	630,000	3,742
Pegavision Corp	17,000	249
Pou Chen Corp *	351,000	407
Powertech Technology Inc *	124,000	685
Primax Electronics Ltd	102,000	319
Quanta Computer Inc	98,000	833
Radiant Opto-Electronics Corp *	85,000	518
Raydium Semiconductor Corp *	26,000	333
Sercomm Corp	366,000	1,338
Sitronix Technology Corp *	47,000	378
Sports Gear	274,000	803
Synnex Technology International Corp	57,000	149
Taiwan Semiconductor Manufacturing Co Ltd	2,124,000	54,391
Taiwan Semiconductor Manufacturing Co Ltd ADR	14,429	2,179
Universal Microwave Technology Inc *	183,000	1,621

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Visual Photonics Epitaxy Co Ltd	302,000	$1,324
Voltronic Power Technology Corp *	19,950	1,046
Wisdom Marine Lines *	236,000	566
Wistron Corp *	245,000	853
Wiwynn Corp *	40,000	3,061
WT Microelectronics Co Ltd *	94,000	334
Yang Ming Marine Transport Corp *	390,000	861
		120,475

Thailand — 0.8%
Bangchak Corp PCL	299,500	313
Bumrungrad Hospital PCL	93,300	614
Ichitan Group PCL NVDR	1,671,900	773
Kasikornbank PCL NVDR	1,461,000	5,210
Sansiri PCL	3,173,900	138
		7,048

Turkey — 1.0%
AG Anadolu Grubu Holding AS, Cl A	56,881	590
Anadolu Efes Biracilik Ve Malt Sanayii AS	75,102	464
Dogus Otomotiv Servis ve Ticaret AS	59,463	560
Haci Omer Sabanci Holding AS	523,077	1,587
KOC Holding AS	214,341	1,585
Mavi Giyim Sanayi Ve Ticaret AS, Cl B	132,395	392
MLP Saglik Hizmetleri AS, Cl B *	158,660	1,331
TAB Gida Sanayi Ve Ticaret *	151,948	849
Turk Hava Yollari AO *	88,668	834
Turk Traktor ve Ziraat Makineleri AS	9,850	305
Turkiye Sise ve Cam Fabrikalari AS	475,337	733
		9,230

United Arab Emirates — 1.9%
Bayanat AI PLC *	900,893	589
Burjeel Holdings PLC	2,353,950	1,763
Emaar Development PJSC	2,615,248	5,283
Emaar Properties PJSC	4,330,044	9,030
Emirates NBD Bank PJSC	133,531	565
		17,230

United Kingdom — 0.1%
Anglogold Ashanti PLC	28,379	674

United States — 0.4%
Globant SA *	14,185	2,285
Laureate Education Inc, Cl A	65,875	1,032
		3,317

Vietnam — 2.1%
Ho Chi Minh City Development Joint Stock Commercial Bank *	2,824,212	2,585
Hoa Phat Group JSC *	2,458,661	2,772
Military Commercial Joint Stock Bank	6,415,731	5,505
SSI Securities Corp	1,010,000	1,385
Vietnam Technological & Commercial Joint Stock Bank	1,612,520	2,989
Vincom Retail JSC *	1,905,059	1,635

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Emerging Markets Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vinhomes JSC	1,825,800	$2,795
		19,666

Zambia — 0.5%
First Quantum Minerals Ltd	345,961	4,444

Total Common Stock
(Cost $760,211) ($ Thousands)		860,291

PREFERRED STOCK — 2.1%
Brazil — 0.4%
Bradespar SA (B)	223,600	816
Cia Energetica de Minas Gerais (B)	472,711	895
Marcopolo SA (B)	1,683,000	2,065
		3,776

Colombia — 0.1%
Banco Davivienda SA (B)	215,784	1,179

South Korea — 1.6%
Hyundai Motor Co (B)	48,043	5,344
LG Chem Ltd (B)	10,638	1,835
LG Electronics Inc (B)	25,035	852
Samsung Electronics Co Ltd (B)	138,586	6,047
		14,078

Total Preferred Stock
(Cost $21,950) ($ Thousands)		19,033
	Number of Rights
RIGHT — 0.0%
Brazil — 0.0%
Equatorial Energia, Expires 06/06/2024 *	2,024	–
Total Right
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
5.170%**†	7,016,178	7,016
Total Cash Equivalent
(Cost $7,016) ($ Thousands)		7,016
Total Investments in Securities — 97.1%
(Cost $789,177) ($ Thousands)		$886,340

SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at May 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
MSCI Emerging Markets	318	Jun-2024	$16,931	$16,799	$(132)

Percentages are based on Net Assets of $912,695 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	No interest rate available.

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)		Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	860,291		–	–	^	860,291
Preferred Stock	19,033		–	–		19,033
Right	–	^	–	–		–	^
Cash Equivalent	7,016		–	–		7,016
Total Investments in Securities	886,340		–	–	^	886,340

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(132)	–	–	(132)
Total Other Financial Instruments	(132)	–	–	(132)

*   Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^This category includes securities with a value of $—.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of Fund's transactions with affiliates for the year ended May 31, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institution Class	$15,345	$136,323	$(144,652)	$—	$—	$7,016	$695	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Opportunistic Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS — 36.4%
Aerospace & Defense — 0.9%
Bleriot US Bidco Inc., 2023 Term Loan, 1st Lien
8.572%, CME Term SOFR + 3.250%, 10/30/2028 (A)	$994	$1,001
Cobham Ultra SeniorCo S.a r.l., Facility B (USD), 1st Lien
9.012%, CME Term SOFR + 3.500%, 08/03/2029 (A)	1,159	1,143
TransDigm Inc., Tranche I Term Loan, 1st Lien
8.059%, CME Term SOFR + 2.750%, 08/24/2028 (A)	315	317
TransDigm Inc., Tranche K Term Loan, 1st Lien
8.059%, CME Term SOFR + 2.750%, 03/22/2030 (A)	639	642
		3,103

Air Transport — 0.7%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
10.336%, CME Term SOFR + 4.750%, 04/20/2028 (A)	953	989
Avolon TLB Borrower 1 (US) LLC, Term B-6 Loan, 1st Lien
7.321%, CME Term SOFR + 2.500%, 06/22/2028 (A)	771	773
Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
10.733%, CME Term SOFR + 5.250%, 06/21/2027 (A)	588	601
		2,363

Automobile — 0.4%
Clarios Global LP, 2024 Refinancing Term Loan, 1st Lien
8.329%, CME Term SOFR + 3.000%, 05/06/2030 (A)	898	902
Wand Newco 3, Inc., 2024 Refinancing Term Loan, 1st Lien
9.079%, CME Term SOFR + 3.750%, 01/30/2031 (A)	868	874
		1,776

Automotive — 0.8%
American Auto Auction Group LLC/XLerate, Term Loan, 1st Lien
10.459%, 12/30/2027	286	285
Autokiniton US Holdings, Inc., 2024 Replacement Term B Loan
9.430%, 04/06/2028	458	462

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Belron Finance 2019 LLC, Dollar Second Incremental Loan, 1st Lien
7.841%, SOFRRATE + 2.500%, 10/30/2026 (A)	$571	$573
Belron Finance US LLC, First Incremental Term Loan, 1st Lien
7.835%, 11/13/2025	729	730
Hertz Corporation, The, Initial Term B Loan, 1st Lien
8.859%, CME Term SOFR + 3.250%, 06/30/2028 (A)(B)	350	322
Hertz Corporation, The, Initial Term C Loan, 1st Lien
8.859%, CME Term SOFR + 3.250%, 06/30/2028 (A)(B)	68	62
LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Term B Loan, 1st Lien
8.329%, CME Term SOFR + 3.000%, 04/23/2031 (A)	976	979
		3,413

Building & Development — 1.3%
Artera Services, LLC, Tranche C Term Loan, 1st Lien
9.809%, 02/15/2031	501	504
CP Atlas Buyer, Inc., Term B Loan, 1st Lien
9.179%, CME Term SOFR + 3.750%, 11/23/2027 (A)(B)	254	252
Crown Subsea Communications Holding, Inc., Initial Term, 1st Lien
10.080%, CME Term SOFR + 4.750%, 01/30/2031 (A)	827	833
Forest City Enterprises, L.P., Replacement Term Loan, 1st Lien
8.944%, CME Term SOFR + 3.500%, 12/08/2025 (A)	833	773
Gulfside Supply INC, Term Loan
0.000%, 05/29/2031 (B)(C)(D)	295	295
SRS Distribution Inc., 2021 Refinancing Term Loan, 1st Lien
8.944%, CME Term SOFR + 3.500%, 06/02/2028 (A)	238	239
SRS Distribution Inc., 2022 Refinancing Term Loan, 1st Lien
8.679%, CME Term SOFR + 3.250%, 06/02/2028 (A)	549	552
Summit Materials, LLC, Incremental Cov-Lite TLB
7.799%, CME Term SOFR + 2.500%, 01/12/2029 (A)	500	503

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Tutor Perini Corp., Term Loan, 1st Lien
10.180%, SOFRRATE + 3.500%, 08/18/2027 (A)	$988	$989
		4,940

Business Equipment & Services — 4.9%
Access CIG, LLC, 2023 Refinancing Term Loan, 1st Lien
10.330%, CME Term SOFR + 5.000%, 08/18/2028 (A)	1,166	1,175
AlixPartners LLP, Initial Dollar Term Loan, 1st Lien
7.944%, 02/04/2028	1,375	1,379
Asplundh Tree Expert, LLC, 2024 Incremental Term Loan
7.072%, CME Term SOFR + 1.750%, 05/08/2031 (A)(B)	475	476
AVSC Holding Corp., 2020 B-1 Term Loan, 1st Lien
8.679%, CME Term SOFR + 3.250%, 03/03/2025 (A)	481	478
AVSC Holding Corp., 2020 B-2 Term Loan, 1st Lien
9.929%, CME Term SOFR + 4.500%, 10/15/2026 (A)	270	270
AVSC Holding Corp., Initial Term Loan, 2nd Lien
8.585%, LIBOR + 3.500%, 09/01/2025 (A)(B)	415	409
BW Holding Inc., Initial Term Loan, 1st Lien
9.497%, CME Term SOFR + 4.000%, 12/14/2028 (A)	636	594
Chart Industries, Inc., Amendment No. 5 Term Loan
8.673%, CME Term SOFR + 3.250%, 03/15/2030 (A)	1,079	1,083
Corporation Service Company, Initial Tranche B USD Term Loan, 1st Lien
8.079%, 11/02/2029	231	232
Electron Bidco Inc., Initial Term Loan, 1st Lien
8.444%, CME Term SOFR + 3.000%, 11/01/2028 (A)	1,346	1,350
Ensono Inc, Initial Term Loan, 1st Lien
9.444%, CME Term SOFR + 4.000%, 05/26/2028 (A)	689	688
Ensono, Inc., Initial Term Loan, 1st Lien
9.444%, CME Term SOFR + 4.000%, 05/26/2028 (A)	81	81
Iqvia Inc., Incremental Term B-4 Dollar Loan
7.309%, CME Term SOFR + 2.000%, 01/02/2031 (A)	579	582

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Medline Borrower, LP, Refinancing Term Loan, 1st Lien
8.079%, CME Term SOFR + 2.750%, 10/23/2028 (A)(B)	$415	$417
Osmosis Buyer Limited, 2022 Refinancing Term B Loan, 1st Lien
9.320%, CME Term SOFR + 4.000%, 07/31/2028 (A)	1,175	1,179
Osmosis Buyer Limited, 2023 Incremental Delayed Draw Term Loan, 1st Lien
9.570%, CME Term SOFR + 4.250%, 07/31/2028 (A)	74	74
9.570%, CME Term SOFR + 4.250%, 07/31/2028 (A)	6	6
Project Castle Inc., Initial Term Loan, 1st Lien
10.809%, CME Term SOFR + 5.500%, 06/01/2029 (A)	1,162	1,050
R1 RCM Inc., Initial Term B Loan, 1st Lien
8.329%, 06/21/2029 (A)	402	404
Sedgwick Claims Management Services Inc., 2023 Term Loan, 1st Lien
9.079%, CME Term SOFR + 3.750%, 02/24/2028 (A)	983	988
Service Logic Acquisition Inc., Closing Date Initial Term Loan, 1st Lien
9.591%, CME Term SOFR + 4.000%, 10/29/2027 (A)	3	3
9.591%, CME Term SOFR + 4.000%, 10/29/2027 (A)	1,100	1,108
Sharp Services, LLC, Tranche C Term Loan, 1st Lien
9.052%, CME Term SOFR + 3.750%, 12/31/2028 (A)(C)	1,014	1,023
Tempo Acquisition, LLC, Additional Fifth Incremental Term Loan, 1st Lien
8.079%, CME Term SOFR + 2.750%, 08/31/2028 (A)	370	371
TGG TS Acquisition Company, Term B Loan, 1st Lien
11.942%, CME Term SOFR + 6.500%, 12/14/2025 (A)(B)	558	555
TK Elevator Midco GmbH, Facility B2 (USD), 1st Lien
8.791%, CME Term SOFR + 3.500%, 04/30/2030 (A)	519	522
United Talent Agency LLC, Term B Loan, 1st Lien
9.444%, CME Term SOFR + 4.000%, 07/07/2028 (A)(C)	885	888
United Talent Agency, LLC, 2024 Refinancing Term Loan
0.000%, 07/07/2028 (B)(C)(D)	185	186

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Venga Finance S.a r.l., Initial Dollar Term Loan, 1st Lien
10.359%, CME Term SOFR + 4.750%, 06/28/2029 (A)	$240	$240
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien
8.194%, CME Term SOFR + 2.750%, 05/18/2025 (A)	1,979	1,982
		19,793

Cable & Satellite Television — 1.1%
Altice France S.A., USD TLB-[14] Loan, 1st Lien
10.829%, CME Term SOFR + 5.500%, 08/15/2028 (A)	1,130	848
Creative Artists Agency, LLC, Incremental Term B-2 Loan, 1st Lien
8.579%, CME Term SOFR + 3.250%, 11/27/2028 (A)	826	830
E.W. Scripps Company, The, Tranche B-3 Term Loan, 2nd Lien
3.750%, LIBOR + 3.000%, 01/07/2028 (A)(B)	94	83
Gray Television Inc., Term D Loan, 1st Lien
8.428%, 12/01/2028 (B)	80	73
Gray Television, Inc., Term Loan B
0.000%, 05/23/2029 (B)(D)	260	250
NEP Group, Inc., Extended Initial Dollar Term Loan, 1st Lien
8.694%, CME Term SOFR + 3.250%, 08/19/2026 (A)(B)	1,227	1,181
Numericable U.S. LLC, USD TLB-11 Term Loan, 1st Lien
8.341%, LIBOR + 2.750%, 07/31/2025 (A)	28	25
Virgin Media Bristol LLC, Facility Y, 1st Lien
8.656%, CME Term SOFR + 3.250%, 03/31/2031 (A)	350	338
Virgin Media Bristol LLC, N Facility, 1st Lien
7.931%, CME Term SOFR + 2.500%, 01/31/2028 (A)	646	628
		4,256

Chemicals & Plastics — 1.2%
Aruba Investments Holdings LLC, Initial Dollar Term Loan, 1st Lien
9.429%, CME Term SOFR + 4.000%, 11/24/2027 (A)	50	50
Aruba Investments Holdings LLC, Initial Term Loan, 2nd Lien
13.179%, CME Term SOFR + 7.750%, 11/24/2028 (A)	95	92

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Cambrex Corporation, Tranche B-2 Dollar Term Loan, 1st Lien
8.929%, CME Term SOFR + 3.500%, 12/04/2026 (A)	$658	$649
Derby Buyer LLC, First Amendment Term Loan, 1st Lien
8.820%, CME Term SOFR + 3.500%, 11/01/2030 (A)	570	572
Flexsys Holdings, Inc., Initial Term Loan, 1st Lien
10.821%, CME Term SOFR + 4.000%, 11/01/2028 (A)	679	656
Schenectady International Group, Inc., Initial Term Loan, 1st Lien
10.178%, CME Term SOFR + 4.750%, 10/15/2025 (A)	524	405
SCIH Salt Holdings Inc., Incremental Term B-1 Loan, 1st Lien
8.830%, CME Term SOFR + 4.000%, 03/16/2027 (A)	1,266	1,271
Wilsonart LLC, Tranche E Term Loan, 1st Lien
8.652%, CME Term SOFR + 3.250%, 12/31/2026 (A)	1,191	1,194
		4,889

Conglomerates — 0.9%
Agiliti Health Inc., Term Loan, 1st Lien
8.302%, 05/01/2030 (B)	452	451
Agiliti Health, Inc., Term Loan
8.395%, 05/01/2030	1	1
Curian Global Inc., 2021 Term Loan, 1st Lien
9.179%, 08/30/2026	4	4
9.177%, 08/30/2026	1,484	1,395
VeriFone Systems, Inc., Initial Term Loan, 1st Lien
9.598%, CME Term SOFR + 4.000%, 08/20/2025 (A)	637	546
Waystar Technologies, Inc., Initial Term Loan (2024), 1st Lien
9.329%, CME Term SOFR + 4.000%, 10/22/2029 (A)	1,101	1,103
		3,500

Containers & Glass Products — 1.2%
Berlin Packaging L.L.C., Term Loan B7
0.000%, 05/09/2031 (B)(D)	296	296
Charter Next Generation, Inc., Initial Term Loan (2024), 1st Lien
8.829%, 12/01/2027	749	752
Pregis TopCo LLC, Initial Term Loan, 1st Lien
9.079%, CME Term SOFR + 3.750%, 07/31/2026 (A)	1,191	1,194

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Pretium PKG Holdings, Inc., Initial Third Amendment Tranche A-1 Term Loan, 1st Lien
8.524%, CME Term SOFR + 3.197%, 10/02/2028 (A)(B)	$1,049	$911
Pretium PKG Holdings, Inc., Third Amendment Tranche A Term Loan, 1st Lien
7.827%, CME Term SOFR + 2.500%, 10/02/2028 (A)	407	418
Trident TPI Holdings, Inc., Tranche B-6 Initial Term Loan, 1st Lien
9.302%, CME Term SOFR + 4.000%, 09/15/2028 (A)	1,340	1,344
		4,915

Ecological Services & Equipment — 0.5%
Esdec Solar Group B.V., Initial Term Loan, 1st Lien
10.571%, CME Term SOFR + 5.000%, 08/30/2028 (A)(B)(C)	616	582
GFL Environmental Inc., 2023-A Refinancing Term Loan
7.826%, CME Term SOFR + 2.500%, 05/31/2027 (A)	884	889
Win Waste Innovations Holdings Inc., Initial Term Loan, 1st Lien
8.194%, CME Term SOFR + 2.750%, 03/24/2028 (A)	654	608
		2,079

Electronics/Electrical — 5.4%
Applied Systems, Inc., Initial Term Loan (2024), 1st Lien
8.809%, CME Term SOFR + 3.500%, 02/24/2031 (A)	868	875
Cloud Software Group, Inc., Fourth Amendment Incremental Term Loan
9.331%, CME Term SOFR + 4.000%, 03/30/2029 (A)	1,138	1,142
CommerceHub, Inc., Initial Term Loan, 1st Lien
9.477%, CME Term SOFR + 4.000%, 12/29/2027 (A)(B)	160	146
Conservice Midco, LLC, Seventh Amendment Refinancing Term Loan, 1st Lien
9.316%, 05/13/2027	403	404
Delta Topco, Inc., Second Amendment Refinancing Term Loan, 2nd Lien
10.563%, CME Term SOFR + 5.250%, 11/29/2030 (A)(B)	277	281

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
ECL Entertainment, LLC, 2024 Refinancing Term B Loan, 1st Lien
9.329%, CME Term SOFR + 4.000%, 08/31/2030 (A)	$931	$936
Ellucian Holdings Inc., Term B-1 Loan, 1st Lien
8.929%, CME Term SOFR + 3.500%, 10/09/2029 (A)	764	768
Epicor Software Corporation (fka Eagle Parent Inc.), Term C Loan, 1st Lien
8.680%, CME Term SOFR + 3.250%, 07/30/2027 (A)	65	65
Epicor Software Corporation (fka Eagle Parent Inc.), Term D Loan, 1st Lien
9.066%, CME Term SOFR + 3.750%, 07/30/2027 (A)	773	774
Fortress Intermediate 3, Inc., Term Loan
0.000%, 05/09/2031 (B)(C)(D)	300	301
Go Daddy Operating Company, LLC (GD Finance Co, Inc.), Term Loan B7
0.000%, 05/21/2031 (B)(D)	275	275
Go Daddy Operating Company, LLC, Tranche B-6 Term Loan
7.329%, CME Term SOFR + 2.000%, 11/09/2029 (A)	343	344
Idemia Group S.A.S. Facility B5 (USD)Term Loan
9.559%, 09/30/2028	77	77
Idera Inc., Term Loan, 2nd Lien
12.227%, 03/02/2029 (A)	350	338
Imprivata, Inc., 2024 Refinancing Term Loan, 1st Lien
9.091%, CME Term SOFR + 3.500%, 12/01/2027 (A)	485	487
Indemia Group S.A.S, Facility B5
9.559%, 09/30/2028	499	501
Instructure Holdings, Inc., Initial Term Loan, 1st Lien
8.355%, CME Term SOFR + 2.750%, 10/30/2028 (A)	744	745
Isolved, Inc., Term B-1 Loan
8.829%, 10/15/2030	721	723
Marcel Bidco LLC (Marcel Bidco GmbH), Facility B5
9.320%, CME Term SOFR + 4.000%, 11/11/2030 (A)	1,210	1,217
McAfee Corp., First Amendment Tranche B-1 Term Loan
8.579%, CME Term SOFR + 3.250%, 03/01/2029 (A)(B)	482	482
MH Sub I, LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, 1st Lien
9.579%, CME Term SOFR + 4.250%, 05/03/2028 (A)(B)	403	403

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Motus Group LLC, Initial Term Loan, 1st Lien
9.159%, CME Term SOFR + 3.750%, 12/11/2028 (A)(B)	$939	$940
Netsmart Inc., Initial Term Loan, 1st Lien
9.194%, CME Term SOFR + 3.750%, 10/01/2027 (A)	1,446	1,450
Open Text Corporation, 2023 Replacement Term Loan, 1st Lien
7.579%, CME Term SOFR + 2.250%, 01/31/2030 (A)	875	880
PointClickCare Technologies Inc., 2024 Term Loan
8.324%, 12/29/2027	1,132	1,136
Polaris Newco LLC, Dollar Term Loan, 1st Lien
9.591%, CME Term SOFR + 4.000%, 06/02/2028 (A)	519	520
Project Boost Purchaser LLC, 2021 Tranche 2 Term Loan, 1st Lien
9.071%, CME Term SOFR + 3.500%, 05/30/2026 (A)	775	777
Project Boost Purchaser LLC, Tranche 1 Term Loan, 1st Lien
8.944%, CME Term SOFR + 3.500%, 06/01/2026 (A)	587	589
Project Boost Purchaser, LLC, 2021 Tranche 2 Term Loan (Fiirst Lien), 1st Lien
9.071%, CME Term SOFR + 3.500%, 05/30/2026 (A)	179	180
Proofpoint, Inc., 2024 Refinancing Term Loan, 1st Lien
8.325%, CME Term SOFR + 3.000%, 08/31/2028 (A)	779	781
Quartz AcquireCo, LLC, Term Loan, 1st Lien
8.809%, CME Term SOFR + 3.500%, 06/28/2030 (A)	820	823
Quest Software US Holdings Inc., Initial Term Loan, 1st Lien
9.730%, CME Term SOFR + 4.250%, 02/01/2029 (A)	1,025	760
Sophia L.P., Closing Date Loan, 2nd Lien
13.416%, CME Term SOFR + 3.000%, 10/09/2028 (A)(C)	468	469
SS&C Technologies Holdings, Inc., Term B-8 Loan, 1st Lien
7.320%, CME Term SOFR + 2.000%, 05/09/2031 (A)	980	984
Zelis Cost Management Buyer, Inc., Term Loan B-2, First Lien
8.079%, CME Term SOFR + 2.750%, 09/28/2029 (A)	908	911
		22,484

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Financial Intermediaries — 1.6%
Citco Funding LLC
8.422%, CME Term SOFR + 3.250%, 04/27/2028 (A)	$552	$553
Edelman Financial Engines Center, LLC, Term Loan, 2nd Lien
0.000%, 10/20/2028 (B)(D)	484	484
GTCR W Merger Sub LLC, (USD) Term Loan B
8.309%, CME Term SOFR + 3.000%, 01/31/2031 (A)	405	406
HighTower Holding, LLC, Initial Term Loan, 1st Lien
9.586%, CME Term SOFR + 4.000%, 04/21/2028 (A)	744	748
Husky Injection Molding Systems Ltd.
10.317%, 02/15/2029	580	584
Propulsion (BC) Newco LLC, Initial Term Loan, 1st Lien
9.058%, CME Term SOFR + 3.750%, 09/14/2029 (A)	1,103	1,111
Quirch Foods Holdings LLC, 2022-1 Incremental Term Loan, 1st Lien
10.574%, CME Term SOFR + 5.000%, 10/27/2027 (A)	1,090	1,090
Rohm Holding GmbH, Facility B (USD), 1st Lien
0.000%, 07/31/2026 (B)(D)	183	174
Russell Investments US Institutional Holdco, Inc., 2027 Term Loan
10.330%, CME Term SOFR + 5.000%, 05/30/2027 (A)(B)	–	—
Spring Education Group, Inc., Initial Term Loan
9.809%, CME Term SOFR + 4.500%, 10/04/2030 (A)	678	684
Victory Buyer LLC, Initial Term Loan, 1st Lien
9.343%, CME Term SOFR + 3.750%, 11/19/2028 (A)	686	663
		6,497

Food Service — 1.1%
1011778 B.C. Unlimited Liability Company, Term B-5 Loan, 1st Lien
7.578%, CME Term SOFR + 2.250%, 09/20/2030 (A)	1,290	1,290
8th Avenue Food & Provisions, Inc., 2021 Incremental Term Loan, 1st Lien
10.180%, 10/01/2025 (A)	831	800
8th Avenue Food & Provisions, Inc., Term Loan, 1st Lien
9.180%, CME Term SOFR + 3.750%, 10/01/2025 (A)	188	181

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Aramark Intermediate HoldCo Corporation, U.S. Term B-8 Loan, 1st Lien
7.329%, CME Term SOFR + 2.000%, 06/22/2030 (A)	$922	$925
Chobani LLC, 2020 New Term Loan, 1st Lien
8.694%, 10/25/2027	721	725
IRB Holding Corp., 2024 Replacement Term B Loan, 1st Lien
8.179%, CME Term SOFR + 2.750%, 12/15/2027 (A)	869	872
		4,793

Food/Drug Retailers — 0.2%
Eagle Parent Corp., Initial Term Loan, 1st Lien
9.574%, CME Term SOFR + 4.250%, 04/02/2029 (A)	205	202
US Foods Inc., Incremental B-2019 Term Loan, 1st Lien
7.444%, CME Term SOFR + 2.000%, 09/13/2026 (A)	349	350
		552

Health Care — 5.3%
Bach Finance Limited, Existing Dollar Term Loan, 1st Lien
9.347%, CME Term SOFR + 4.000%, 01/31/2028 (A)	807	812
Barentz Midco B.V., Facility B2 (USD)
0.000%, 03/03/2031 (D)	750	756
Bausch + Lomb Corp., First Incremental Term Loan
9.316%, CME Term SOFR + 4.000%, 09/29/2028 (A)	313	313
Bausch + Lomb Corp., Initial Term Loan, 1st Lien
8.670%, 05/10/2027 (A)	614	608
Bracket Intermediate Holding Corp., 2023 Refinancing Term Loan, 1st Lien
10.402%, CME Term SOFR + 5.000%, 05/08/2028 (A)	1,282	1,287
Charlotte Buyer, Inc., Initial Term Loan B (First Lien)
10.571%, CME Term SOFR + 5.250%, 02/11/2028 (A)	930	936
CHPPR Midco Inc. , Initial Term Facility, 1st Lien
14.409%, CME Term SOFR + 9.000%, 12/28/2028 (A)	90	90
CNT Holdings I Corp, Initial Term Loan, 2nd Lien
8.830%, CME Term SOFR + 3.500%, 11/08/2027 (A)	700	703

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Confluent Medical Technologies, Inc., Closing Date Term Loan, 1st Lien
9.059%, CME Term SOFR + 3.750%, 02/16/2029 (A)	$1,130	$1,134
eResearchTechnology, Inc., Tranche B-1 Term Loan, 1st Lien
9.322%, CME Term SOFR + 4.000%, 02/04/2027 (A)(B)	1,645	1,652
Fortrea Holdings Inc., Initial Term B Loan, 1st Lien
9.079%, CME Term SOFR + 3.750%, 07/01/2030 (A)	301	301
Gainwell Acquisition Corp., Term B Loan (Second Lien)
13.402%, CME Term SOFR + 8.000%, 10/02/2028 (A)(C)	530	496
Gainwell Acquisition Corp., Term B Loan, 1st Lien
9.409%, CME Term SOFR + 4.000%, 10/01/2027 (A)	848	823
Global Medical Response, Inc., 2024 Extended Term Loan, 1st Lien
11.320%, CME Term SOFR + 6.000%, 10/31/2028 (A)(C)	1,182	1,164
LifePoint Health, Inc., 2024 Incremental Term Loan, 1st Lien
9.329%, 05/09/2031	165	165
LifePoint Health, Inc., 2024 Refinancing Term Loan, 1st Lien
10.056%, 11/16/2028 (A)	872	877
Mamba Purchaser Inc., Initial Term Loan, 2nd Lien
11.944%, CME Term SOFR + 6.500%, 10/15/2029 (A)	390	386
Maravai Intermediate Holdings, LLC, Tranche B Term Loan, 1st Lien
8.327%, CME Term SOFR + 3.000%, 10/19/2027 (A)(C)	1,265	1,247
Option Care Health Inc., 2021 Refinancing Term Loan, 1st Lien
8.180%, CME Term SOFR + 2.750%, 10/27/2028 (A)	1,140	1,147
Pluto Acquisition I, Inc., Tranche B Term Loan, 1st Lien
9.328%, CME Term SOFR + 4.000%, 09/20/2028 (A)(C)	355	321
Precision Medicine Group, LLC, Amendment No. 1 Refinancing Term Loan, 1st Lien
8.402%, CME Term SOFR + 3.000%, 11/18/2027 (A)	632	632
Radnet Management, Inc., Initial Term Loan, 1st Lien
7.827%, CME Term SOFR + 2.500%, 04/18/2031 (A)	640	641

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Select Medical Corporation, Tranche B-1 Term Loan, 1st Lien
8.329%, CME Term SOFR + 3.000%, 03/06/2027 (A)	$251	$251
Sotera Health Holdings, LLC, 2024 Refinanciang Term Loan
8.578%, CME Term SOFR + 3.250%, 05/23/2031 (A)(B)	615	612
Surgery Center Holdings, Inc., Initial Term Loan, 1st Lien
8.821%, CME Term SOFR + 3.500%, 12/19/2030 (A)	622	625
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
10.580%, CME Term SOFR + 5.250%, 03/02/2027 (A)	1,076	1,003
WCG Purchaser Corp., Initial Term Loan, 1st Lien
9.444%, CME Term SOFR + 4.000%, 01/08/2027 (A)	1,196	1,201
		20,183

Home Furnishings — 0.1%
Hunter Douglas Holdings B.V., Tranche B-1 Term Loan, 1st Lien
8.836%, CME Term SOFR + 3.500%, 02/26/2029 (A)	411	408
Weber-Stephen Products LLC, Initial Term B Loan
0.000%, 10/30/2027 (A)(D)	185	164
		572

Industrial Equipment — 0.7%
EMRLD Borrower LP, Initial Term B Loan, 1st Lien
7.829%, CME Term SOFR + 2.500%, 05/31/2030 (A)	599	602
Gates Corporation, Initial B-5 Dollar Term Loan
0.000%, 05/22/2031 (B)(D)	237	237
Gates Global LLC, Initial B-3 Dollar Term Loan, 1st Lien
7.929%, 03/31/2027 (A)	193	193
Gates Global LLC, Initial B-4 Dollar Term Loan, 1st Lien
8.329%, CME Term SOFR + 3.000%, 11/16/2029 (A)(B)	95	95
TMK Hawk Parent, Corp., Initial Tranche B Loan
10.570%, 06/30/2029 (C)	516	464
TMK Hawk Parent, Corp., Term Loan (PIK)
11.000%, 12/15/2031 (C)	16	16

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
WEC US Holdings Ltd., Initial Term Loan, 1st Lien
8.079%, CME Term SOFR + 2.750%, 01/27/2031 (A)	$1,020	$1,025
		2,632

Insurance — 1.4%
Acrisure, LLC, 2020 Term Loan, 1st Lien
8.944%, SOFRRATE + 3.500%, 02/15/2027 (A)	885	884
AmWINS Group, Inc., Term Loan, 1st Lien
7.694%, CME Term SOFR + 2.250%, 02/19/2028 (A)(B)	480	481
Asurion, LLC, New B-8 Term Loan, 1st Lien
8.694%, CME Term SOFR + 3.250%, 12/23/2026 (A)	866	859
Cross Financial Corp., Term B-2 Loan, 1st Lien
8.829%, CME Term SOFR + 3.500%, 09/15/2027 (A)(C)	945	949
HIG Finance 2 Limited, 2023 Term Loan, 1st Lien
9.316%, CME Term SOFR + 4.000%, 04/18/2030 (A)	478	480
Hub International Limited, 2024 Incremental Term Loan, 1st Lien
8.575%, CME Term SOFR + 3.250%, 06/20/2030 (A)	1,317	1,326
8.575%, CME Term SOFR + 3.250%, 06/20/2030 (A)	3	3
Ryan Specialty Group LLC, Initial Term Loan, 1st Lien
8.079%, 09/01/2027	247	249
USI, Inc., 2023 Second Funding New Term Loan
8.552%, CME Term SOFR + 3.250%, 09/27/2030 (A)	487	488
USI, Inc., 2023-B Term Loan, 1st Lien
8.302%, CME Term SOFR + 3.000%, 11/22/2029 (A)	250	250
		5,969

Leisure Goods/Activities/Movies — 1.9%
Alterra Mountain Company
0.000%, 05/31/2030 (B)(D)	195	196
Alterra Mountain Company, Series B-4 Term Loan, 1st Lien
8.579%, CME Term SOFR + 3.250%, 08/17/2028 (A)	451	453
Alterra Mountain Company, Series B-5 Term Loan
8.829%, 05/31/2030	277	279

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
ClubCorp Holdings, Inc., Term B-2 Loan, 1st Lien
10.564%, CME Term SOFR + 5.000%, 09/18/2026 (A)	$933	$937
Formula One Management Limited, Facility B Loan, 1st Lien
7.559%, CME Term SOFR + 2.250%, 01/15/2030 (A)	1,107	1,113
Hard Rock Northern Indiana, Term Loan B, 1st Lien
9.702%, 12/11/2028	686	684
Lakeshore Learning Materials, LLC, Initial Term Loan, 1st Lien
8.944%, CME Term SOFR + 3.500%, 09/29/2028 (A)	1,013	1,010
Life Time, Inc., New 2023 Refinancing Term Loan, 1st Lien
9.591%, CME Term SOFR + 4.000%, 01/15/2026 (A)	556	558
Recess Holdings, Inc., Amendment No. 3 Term Loan, 1st Lien
9.829%, CME Term SOFR + 4.500%, 02/21/2030 (A)	909	914
UFC Holdings LLC, Term B-3 Loan, 1st Lien
8.336%, SOFRRATE + 3.750%, 04/29/2026 (A)	1,267	1,271
		7,415

Lodging & Casinos — 0.9%
Caesars Entertainment Inc., 2023 Incremental Term B Loan, 1st Lien
8.097%, CME Term SOFR + 2.750%, 02/06/2030 (A)	1,148	1,151
Four Seasons Holdings Inc., 2024 Repricing Term Loan, 1st Lien
7.329%, 11/30/2029	592	594
Ontario Gaming GTA Limited Partnership, Term B Loan, 1st Lien
9.559%, CME Term SOFR + 4.250%, 08/01/2030 (A)	828	833
Station Casinos LLC, Term B Facility, 1st Lien
7.579%, CME Term SOFR + 2.250%, 03/14/2031 (A)(B)	899	901
		3,479

Oil & Gas — 0.7%
CQP Holdco LP, Amendment No. 4 Refinancing Term Loan, 1st Lien
8.302%, CME Term SOFR + 3.000%, 12/31/2030 (A)	244	244
Freeport LNG Investments, LLLP, Term Loan, 1st Lien
8.586%, 11/16/2026 (B)	350	348

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
GIP Pilot Acquisition Partners, L.P., Amendment No. 1 Refinancing Term Loan, 1st Lien
7.827%, CME Term SOFR + 2.500%, 10/04/2030 (A)	$234	$235
ITT Holdings LLC, Refinancing Term Loan
8.417%, 10/11/2030	572	575
PG Investment Company 59 S.a r.l., Term Loan B
8.813%, 03/26/2031	575	579
Prairie Acquiror LP, Initial Term B-2 Loan
10.066%, 08/01/2029	822	824
		2,805

Publishing — 0.4%
Century De Buyer LLC, Initial Term Loan, 1st Lien
9.330%, CME Term SOFR + 4.000%, 10/30/2030 (A)	1,200	1,192
Summer (BC) Bidco B LLC, Extended Facility B (USD), 1st Lien
10.569%, CME Term SOFR + 5.000%, 02/15/2029 (A)	581	582
		1,774

Retailers (Except Food & Drug) — 0.5%
BCPE Empire Holdings, Inc., Amendment No. 5 Refinancing Term Loan, 1st Lien
9.329%, CME Term SOFR + 4.000%, 12/11/2028 (A)(B)	235	235
Belfor Holdings Inc., Initial Tranche B-1 Term Loan, 1st Lien
9.079%, CME Term SOFR + 3.750%, 11/01/2030 (A)	765	767
LBM Acquisition, LLC, Incremental Term Loan
0.000%, 05/30/2031 (B)(C)(D)	950	941
Resideo Funding Inc., Initial Term Loan
0.000%, 05/23/2031 (B)(D)	114	115
Resideo Funding Inc., Term Loan B
0.000%, 05/21/2031 (B)(C)(D)	191	191
		2,249

Software & Service — 0.5%
CCC Information Services Inc., Initial Term Loan, 1st Lien
7.680%, 09/21/2028	742	745
Mosel Bidco SE, Facility B (USD), 1st Lien
10.059%, CME Term SOFR + 4.750%, 09/16/2030 (A)(C)	1,148	1,156
		1,901

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Surface Transport — 0.4%
Dynasty Acquisition Co., Inc., 2024 Specified Refinancing Term B-1 Loan, 1st Lien
8.829%, CME Term SOFR + 3.500%, 08/24/2028 (A)	$691	$696
Dynasty Acquisition Co., Inc., 2024 Specified Refinancing Term B-2 Loan, 1st Lien
8.829%, CME Term SOFR + 3.500%, 08/24/2028 (A)	266	268
Genesee & Wyoming Inc., Initial Term Loan, 1st Lien
7.301%, CME Term SOFR + 2.000%, 04/10/2031 (A)	315	316
		1,280

Telecommunications — 1.0%
Avaya Inc., Initial Term Loan, 1st Lien
6.828%, CME Term SOFR + 1.500%, 08/01/2028 (A)	1,206	1,007
Genesys Cloud Services Holdings I, LLC, 2024 Incremental No. 2 Dollar Term Loan, 1st Lien
8.829%, CME Term SOFR + 3.500%, 12/01/2027 (A)	745	750
Iridium Satellite LLC, Term B-3 Loan, 1st Lien
7.829%, CME Term SOFR + 2.500%, 09/20/2030 (A)	711	712
Lumen Technologies Inc., Term A Loan
11.316%, 06/01/2028	108	85
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
8.444%, CME Term SOFR + 3.000%, 03/09/2027 (A)	1,489	1,288
		3,842

Utilities — 0.4%
Hamilton Projects Acquiror, LLC, Term Loan, 1st Lien
0.000%, 05/22/2031 (B)(D)	240	241
Talen Energy Supply, LLC, Initial Term B Loan, 1st Lien
8.827%, CME Term SOFR + 3.500%, 05/17/2030 (A)	298	301

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Traverse Midstream Partners LLC, Advance Term Loan, 1st Lien
8.830%, CME Term SOFR + 3.500%, 02/16/2028 (A)	$768	$772
		1,314

Total Loan Participations
(Cost $144,220) ($ Thousands)		144,768

MORTGAGE-BACKED SECURITIES — 29.4%
Agency Mortgage-Backed Obligations — 1.0%
FHLMC ARM
6.824%, RFUCCT1Y + 2.470%, 03/01/2036(A)	402	404
5.830%, H15T1Y + 2.250%, 06/01/2035(A)	287	295
FHLMC REMIC CMO, Ser 2011-3786, Cl ED
4.000%, 09/15/2039	299	294
FNMA
6.000%, 09/01/2039 to 04/01/2040	186	190
3.000%, 12/01/2030	206	195
FNMA ACES, Ser 2017-M13, Cl FA
5.845%, SOFR30A + 0.514%, 10/25/2024(A)	36	36
FNMA ARM
7.394%, RFUCCT6M + 1.580%, 07/01/2034(A)	48	48
7.112%, RFUCCT1Y + 1.601%, 06/01/2035(A)	28	28
7.020%, RFUCCT6M + 1.433%, 03/01/2035(A)	127	128
6.915%, RFUCCT1Y + 1.665%, 04/01/2033(A)	87	86
6.453%, H15T1Y + 2.332%, 04/01/2034(A)	192	197
6.428%, H15T1Y + 2.184%, 07/01/2036(A)	261	270
6.263%, H15T1Y + 2.141%, 10/01/2033(A)	176	178
6.180%, H15T1Y + 2.220%, 08/01/2034(A)	343	353
6.071%, RFUCCT1Y + 1.872%, 10/01/2033(A)	76	78
6.027%, RFUCCT1Y + 1.777%, 09/01/2034(A)	228	227
6.020%, RFUCCT1Y + 1.770%, 10/01/2033(A)	27	27
5.995%, RFUCCT1Y + 1.565%, 05/01/2037(A)	185	189
5.981%, H15T1Y + 2.205%, 05/01/2035(A)	79	81

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
5.815%, RFUCCT1Y + 1.490%, 10/01/2035(A)	$269	$275
5.550%, RFUCCT1Y + 1.800%, 05/01/2034(A)	74	74
FNMA REMIC CMO, Ser 2010-83, Cl BA
5.000%, 08/25/2040	81	80
FNMA REMIC CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	73	68

		3,801
Non-Agency Mortgage-Backed Obligations — 28.4%
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(E)	10	9
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(E)	65	59
Angel Oak Mortgage Trust, Ser 2020-3, Cl A1
1.691%, 04/25/2065(A)(E)	73	67
Angel Oak Mortgage Trust, Ser 2020-4, Cl A1
1.469%, 06/25/2065(A)(E)	28	26
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(A)(E)	264	244
Angel Oak Mortgage Trust, Ser 2020-R1, Cl A1
0.990%, 04/25/2053(A)(E)	43	39
Angel Oak Mortgage Trust, Ser 2021-1, Cl A1
0.909%, 01/25/2066(A)(E)	145	121
Angel Oak Mortgage Trust, Ser 2021-2, Cl A1
0.985%, 04/25/2066(A)(E)	753	622
Angel Oak Mortgage Trust, Ser 2021-3, Cl A1
1.068%, 05/25/2066(A)(E)	127	105
Angel Oak Mortgage Trust, Ser 2021-5, Cl A1
0.951%, 07/25/2066(A)(E)	246	205
Arroyo Mortgage Trust, Ser 2019-1, Cl A1
3.805%, 01/25/2049(A)(E)	79	75
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048(A)(E)	27	25
Arroyo Mortgage Trust, Ser 2021-1R, Cl A1
1.175%, 10/25/2048(A)(E)	841	719
Ashford Hospitality Trust, Ser 2018-ASHF, Cl B
6.739%, TSFR1M + 1.422%, 04/15/2035(A)(E)	500	493
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AL
6.264%, TSFR1M + 0.947%, 11/15/2032(A)(E)	500	497

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Funding, Ser 2005-F, Cl 4A1
4.814%, 09/20/2035(A)	$24	$19
Banc of America Funding, Ser 2006-D, Cl 3A1
5.205%, 05/20/2036(A)	26	22
Banc of America Funding, Ser 2006-I, Cl 1A1
5.779%, 12/20/2036(A)	875	835
Banc of America Mortgage Trust, Ser 2003-K, Cl 2A1
5.657%, 12/25/2033(A)	479	457
Banc of America Mortgage Trust, Ser 2004-A, Cl 2A2
5.626%, 02/25/2034(A)	449	433
Banc of America Mortgage Trust, Ser 2004-D, Cl 2A1
6.483%, 05/25/2034(A)	142	133
Banc of America Mortgage Trust, Ser 2005-A, Cl 2A1
4.984%, 02/25/2035(A)	7	7
BANK, Ser 2018-BN12, Cl A2
4.074%, 05/15/2061	543	523
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
5.991%, 12/25/2033(A)	502	470
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
5.789%, 08/25/2034(A)	753	710
Bear Stearns ARM Trust, Ser 2003-8, Cl 4A1
5.891%, 01/25/2034(A)	1,055	1,024
Bear Stearns ARM Trust, Ser 2004-1, Cl 21A1
6.214%, 04/25/2034(A)	151	145
Bear Stearns ARM Trust, Ser 2004-2, Cl 12A2
4.332%, 05/25/2034(A)	653	585
Bear Stearns ARM Trust, Ser 2004-3, Cl 2A
4.517%, 07/25/2034(A)	485	440
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
4.030%, 07/25/2034(A)	448	398
Bellemeade Re, Ser 2021-3A, Cl M1A
6.324%, SOFR30A + 1.000%, 09/25/2031(A)(E)	45	45
Bellemeade Re, Ser 2022-1, Cl M1A
7.074%, SOFR30A + 1.750%, 01/26/2032(A)(E)	303	304
BPR Trust, Ser 2022-OANA, Cl A
7.215%, TSFR1M + 1.898%, 04/15/2037(A)(E)	595	598
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(E)	29	27
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(E)	58	51

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(E)	$48	$45
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(E)	110	99
BSPRT Issuer, Ser 2022-FL8, Cl A
6.824%, SOFR30A + 1.500%, 02/15/2037(A)(E)	266	266
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(E)	25	24
BWay Mortgage Trust, Ser 2013-1515, Cl A1
2.809%, 03/10/2033(E)	34	34
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
6.084%, TSFR1M + 0.767%, 05/15/2038(A)(E)	173	172
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
6.131%, TSFR1M + 0.814%, 09/15/2036(A)(E)	195	194
BX Trust, Ser 2021-SDMF, Cl B
6.170%, TSFR1M + 0.852%, 09/15/2034(A)(E)	959	944
BX Trust, Ser 2022-LBA6, Cl A
6.317%, TSFR1M + 1.000%, 01/15/2039(A)(E)	210	209
BX Trust, Ser 2023-DELC, Cl A
8.007%, TSFR1M + 2.690%, 05/15/2038(A)(E)	1,000	1,014
BX, Ser 2021-MFM1, Cl C
6.632%, TSFR1M + 1.314%, 01/15/2034(A)(E)	766	759
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 7A1
6.603%, 02/25/2037(A)	45	45
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 2A3
5.784%, 06/25/2035(A)	222	215
CHL Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	6	–
Cold Storage Trust, Ser 2020-ICE5, Cl D
7.535%, TSFR1M + 2.214%, 11/15/2037(A)(E)	737	737
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(E)	80	69
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(E)	35	31
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065(A)(E)	16	15

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(E)	$109	$89
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(E)	203	163
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(E)	46	40
COLT Mortgage Loan Trust, Ser 2021-4, Cl A2
1.500%, 10/25/2066(A)(E)	1,465	1,195
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(E)	293	239
COLT Mortgage Loan Trust, Ser 2021-5, Cl A1
1.726%, 11/26/2066(A)(E)	690	588
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(E)	301	247
COLT Mortgage Loan Trust, Ser 2022-7, Cl A1
5.162%, 04/25/2067(E)(F)	762	748
COLT Mortgage Pass-Through Certificates, Ser 2021-1R, Cl A1
0.857%, 05/25/2065(A)(E)	100	85
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M1
7.424%, SOFR30A + 2.100%, 03/25/2042(A)(E)	595	604
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M1
7.324%, SOFR30A + 2.000%, 03/25/2042(A)(E)	822	835
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2M1
7.224%, SOFR30A + 1.900%, 04/25/2042(A)(E)	249	251
Connecticut Avenue Securities Trust, Ser 2022-R07, Cl 1M1
8.274%, SOFR30A + 2.950%, 06/25/2042(A)(E)	934	966
Connecticut Avenue Securities Trust, Ser 2023-R01, Cl 1M1
7.724%, SOFR30A + 2.400%, 12/25/2042(A)(E)	1,003	1,032
Connecticut Avenue Securities Trust, Ser 2023-R03, Cl 2M1
7.824%, SOFR30A + 2.500%, 04/25/2043(A)(E)	2,275	2,315
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1
7.624%, SOFR30A + 2.300%, 05/25/2043(A)(E)	2,515	2,580

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1
7.224%, SOFR30A + 1.900%, 06/25/2043(A)(E)	$1,984	$2,008
Connecticut Avenue Securities Trust, Ser 2023-R06, Cl 1M1
7.024%, SOFR30A + 1.700%, 07/25/2043(A)(E)	556	560
Connecticut Avenue Securities Trust, Ser 2023-R07, Cl 2M1
7.274%, SOFR30A + 1.950%, 09/25/2043(A)(E)	858	867
Connecticut Avenue Securities Trust, Ser 2024-R04, Cl 1M2
6.974%, SOFR30A + 1.650%, 05/25/2044(A)(E)	600	601
Credit Suisse Mortgage Capital Certificates, Ser 2021-NQM4, Cl A1
1.101%, 05/25/2066(A)(E)	149	123
Cross Mortgage Trust, Ser 2023-H1, Cl A1
6.615%, 03/25/2068(E)(F)	1,731	1,734
Cross Mortgage Trust, Ser 2024-H1, Cl A3
6.490%, 12/25/2068(E)(F)	805	801
Cross Mortgage Trust, Ser 2024-H2, Cl A3
6.518%, 04/25/2069(E)(F)	786	783
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2004-AR5, Cl 6A1
6.317%, 06/25/2034(A)	821	792
CSMC Trust, Ser 2019-AFC1, Cl A1
3.573%, 07/25/2049(E)(F)	189	175
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(E)	124	99
CSMC, Ser 2021-NQM1, Cl A1
0.809%, 05/25/2065(A)(E)	109	95
CSMC, Ser 2021-NQM3, Cl A1
1.015%, 04/25/2066(A)(E)	211	174
DBCG Mortgage Trust, Ser 2017-BBG, Cl C
8.500%, PRIME + 0.000%, 06/15/2034(A)(E)	1,100	1,100
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(E)	31	28
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A3
1.260%, 04/25/2066(A)(E)	451	389
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(E)	282	242
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A2
2.892%, 11/25/2059(A)(E)	299	282
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(A)(E)	399	354

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066(A)(E)	$580	$481
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(E)	82	66
ELP Commercial Mortgage Trust, Ser 2021-ELP, Cl A
6.133%, TSFR1M + 0.815%, 11/15/2038(A)(E)	350	347
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
6.974%, SOFR30A + 1.650%, 01/25/2034(A)(E)	138	139
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1B
7.174%, SOFR30A + 1.850%, 01/25/2042(A)(E)	943	953
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1B
7.724%, SOFR30A + 2.400%, 02/25/2042(A)(E)	1,000	1,025
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl M1A
7.324%, SOFR30A + 2.000%, 04/25/2042(A)(E)	478	485
FHLMC STACR REMIC Trust, Ser 2022-HQA1, Cl M1B
8.824%, SOFR30A + 3.500%, 03/25/2042(A)(E)	1,000	1,052
FHLMC STACR REMIC Trust, Ser 2022-HQA1, Cl M1A
7.424%, SOFR30A + 2.100%, 03/25/2042(A)(E)	1,030	1,042
FHLMC STACR REMIC Trust, Ser 2022-HQA2, Cl M1B
9.324%, SOFR30A + 4.000%, 07/25/2042(A)(E)	1,000	1,068
FHLMC STACR REMIC Trust, Ser 2022-HQA2, Cl M1A
7.974%, SOFR30A + 2.650%, 07/25/2042(A)(E)	164	168
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1B
8.424%, SOFR30A + 3.100%, 03/25/2043(A)(E)	2,000	2,105
FHLMC STACR REMIC Trust, Ser 2023-DNA2, Cl M1B
8.574%, SOFR30A + 3.250%, 04/25/2043(A)(E)	1,000	1,058
FHLMC STACR REMIC Trust, Ser 2023-DNA2, Cl M1A
7.424%, SOFR30A + 2.100%, 04/25/2043(A)(E)	930	950

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1A
7.324%, SOFR30A + 2.000%, 05/25/2043(A)(E)	$1,579	$1,600
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1B
8.824%, SOFR30A + 3.500%, 05/25/2043(A)(E)	2,000	2,120
FHLMC STACR REMIC Trust, Ser 2023-HQA2, Cl M1A
7.324%, SOFR30A + 2.000%, 06/25/2043(A)(E)	770	777
FHLMC STACR REMIC Trust, Ser 2023-HQA3, Cl A1
7.174%, SOFR30A + 1.850%, 11/25/2043(A)(E)	978	990
FHLMC STACR REMIC Trust, Ser 2024-HQA1, Cl M2
7.324%, SOFR30A + 2.000%, 03/25/2044(A)(E)	250	251
FHLMC STACR REMIC Trust, Ser 2024-HQA1, Cl A1
6.574%, SOFR30A + 1.250%, 03/25/2044(A)(E)	1,846	1,846
FHLMC STACR Trust, Ser 2018-DNA2, Cl M2AS
6.388%, SOFR30A + 1.064%, 12/25/2030(A)(E)	704	704
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
11.338%, SOFR30A + 6.014%, 10/25/2028(A)	80	84
GCAT Trust, Ser 2020-NQM2, Cl A1
1.555%, 04/25/2065(E)(F)	36	34
GCAT Trust, Ser 2021-CM1, Cl A
2.469%, 04/25/2065(A)(E)	145	134
GCAT Trust, Ser 2021-NQM1, Cl A1
0.874%, 01/25/2066(A)(E)	631	529
GCAT Trust, Ser 2021-NQM3, Cl A1
1.091%, 05/25/2066(A)(E)	125	103
GCAT Trust, Ser 2021-NQM5, Cl A1
1.262%, 07/25/2066(A)(E)	437	345
GS Mortgage Securities Trust, Ser 2020-DUNE, Cl B
6.935%, TSFR1M + 1.614%, 12/15/2036(A)(E)	500	492
GS Mortgage Securities Trust, Ser 2021-STAR, Cl B
6.835%, TSFR1M + 1.514%, 12/15/2036(A)(E)	1,000	989
GS Mortgage-Backed Securities Trust, Ser 2021-NQM1, Cl A2
1.275%, 07/25/2061(A)(E)	706	614

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
6.167%, 01/25/2035(A)	$41	$37
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
4.336%, 04/25/2035(A)	114	102
GWT 2024-WLF2, Ser WLF2, Cl B
7.441%, TSFR1M + 2.141%, 05/15/2041(A)(E)	1,000	1,001
HarborView Mortgage Loan Trust, Ser 2004-6, Cl 4A
6.147%, 08/19/2034(A)	642	615
Hawaii Hotel Trust, Ser 2019-MAUI, Cl E
7.774%, TSFR1M + 2.207%, 05/15/2038(A)(E)	1,000	994
HILT COMMERCIAL MORTGAGE TRUST, Ser ORL, Cl B
7.241%, TSFR1M + 1.941%, 05/15/2037(A)(E)	1,000	1,000
HPLY Trust, Ser 2019-HIT, Cl B
6.787%, TSFR1M + 1.464%, 11/15/2036(A)(E)	375	370
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(E)	164	139
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(E)	133	108
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(E)	129	108
Imperial Fund Mortgage Trust, Ser 2022-NQM5, Cl A3
6.250%, 08/25/2067(E)(F)	327	321
Intown Mortgage Trust, Ser 2022-STAY, Cl A
7.806%, TSFR1M + 2.489%, 08/15/2039(A)(E)	1,500	1,507
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-ACE, Cl A
3.287%, 01/10/2037(E)	1,000	979
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-NNN, Cl XAFX, IO
1.876%, 01/16/2037(A)(E)	12,500	109
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A2
5.684%, 06/25/2035(A)	137	132
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 4A2
6.265%, 07/25/2035(A)	180	176
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
6.081%, 11/25/2033(A)	40	38

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 1A1
5.652%, 07/25/2035(A)	$247	$238
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
5.516%, 07/25/2035(A)	233	225
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
4.732%, 06/25/2037(A)	22	17
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
6.189%, TSFR1M + 0.864%, 04/25/2046(A)(E)	56	54
Life Mortgage Trust, Ser 2022-BMR2, Cl A1
6.612%, TSFR1M + 1.295%, 05/15/2039(A)(E)	1,000	983
MASTR Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
3.418%, 07/25/2035(A)	18	15
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
6.009%, 10/20/2029(A)	70	70
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
5.308%, 12/25/2034(A)	361	333
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A3
5.428%, 02/25/2035(A)	318	276
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A5
5.428%, 02/25/2035(A)	236	220
Merrill Lynch Mortgage Investors Trust, Ser 2005-A4, Cl 1A
5.076%, 07/25/2035(A)	233	100
Merrill Lynch Mortgage Investors Trust, Ser 2007-1, Cl 2A1
6.004%, 01/25/2037(A)	374	368
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(E)	102	95
MF1, Ser 2022-FL8, Cl A
6.670%, TSFR1M + 1.350%, 02/19/2037(A)(E)	242	240
MFA Trust, Ser 2020-NQM1, Cl A1
1.479%, 03/25/2065(A)(E)	433	404
MFA Trust, Ser 2020-NQM1, Cl A3
2.300%, 08/25/2049(A)(E)	662	603
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065(A)(E)	32	29
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(E)	47	44
MFA Trust, Ser 2021-NQM1, Cl A1
1.153%, 04/25/2065(A)(E)	78	71

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(E)	$983	$842
MHP, Ser 2021-STOR, Cl A
6.132%, TSFR1M + 0.814%, 07/15/2038(A)(E)	105	105
MHP, Ser 2022-MHIL, Cl A
6.131%, TSFR1M + 0.815%, 01/15/2027(A)(E)	123	122
MHP, Ser 2022-MHIL, Cl B
6.431%, TSFR1M + 1.114%, 01/15/2027(A)(E)	912	900
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061(A)(E)	46	45
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(E)	64	60
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
5.264%, 11/25/2034(A)	538	494
Morgan Stanley Mortgage Loan Trust, Ser 2004-5AR, Cl 3A1
5.767%, 07/25/2034(A)	207	200
Morgan Stanley Mortgage Loan Trust, Ser 2004-8AR, Cl 4A2
5.616%, 10/25/2034(A)	389	370
Neighborly Issuer LLC, Ser 2023-1A, Cl A2
7.308%, 01/30/2053(E)	988	995
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(E)	103	96
New Residential Mortgage Loan Trust, Ser 2017-5A, Cl A1
6.939%, TSFR1M + 1.614%, 06/25/2057(A)(E)	821	826
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(E)	263	247
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1A
4.000%, 12/25/2057(A)(E)	397	373
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl B1
6.489%, TSFR1M + 1.164%, 01/25/2048(A)(E)	1,689	1,664
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1M
6.339%, TSFR1M + 1.014%, 01/25/2048(A)(E)	821	801
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1S
6.189%, TSFR1M + 0.864%, 01/25/2048(A)(E)	1,328	1,293

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2020-NQM1, Cl A1
2.464%, 01/26/2060(A)(E)	$58	$53
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(E)	24	22
New Residential Mortgage Loan Trust, Ser 2021-NQ2R, Cl A1
0.941%, 10/25/2058(A)(E)	41	38
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(E)	215	179
Oaktown Re VII, Ser 2021-2, Cl M1A
6.924%, SOFR30A + 1.600%, 04/25/2034(A)(E)	393	394
OBX Trust, Ser 2018-1, Cl A2
6.089%, TSFR1M + 0.764%, 06/25/2057(A)(E)	605	586
OBX Trust, Ser 2020-INV1, Cl A11
6.000%, TSFR1M + 1.014%, 12/25/2049(A)(E)	297	280
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(E)	1,319	1,015
OBX Trust, Ser 2023-NQM8, Cl A1
7.045%, 09/25/2063(E)(F)	227	230
OBX Trust, Ser 2024-NQM3, Cl A3
6.433%, 12/25/2063(E)(F)	705	702
OPG Trust, Ser 2021-PORT, Cl D
6.563%, TSFR1M + 1.245%, 10/15/2036(A)(E)	650	641
PRPM LLC, Ser 2021-RPL1, Cl A1
1.319%, 07/25/2051(E)(F)	71	63
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
6.236%, 12/25/2038(A)	410	160
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(E)	12	12
Sequoia Mortgage Trust, Ser 2004-3, Cl A
6.228%, TSFR6M + 0.928%, 05/20/2034(A)	69	69
Sequoia Mortgage Trust, Ser 2004-5, Cl A1
5.350%, 06/20/2034(A)	626	542
SG Residential Mortgage Trust, Ser 2021-1, Cl A1
1.160%, 07/25/2061(A)(E)	241	192
SG Residential Mortgage Trust, Ser 2021-2, Cl A1
1.737%, 12/25/2061(A)(E)	1,516	1,226
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(E)	79	70
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(E)	7	7

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(E)	$306	$289
Starwood Mortgage Residential Trust, Ser 2021-2, Cl A1
0.943%, 05/25/2065(A)(E)	38	34
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A1
1.127%, 06/25/2056(A)(E)	140	114
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-9XS, Cl A
5.809%, TSFR1M + 0.484%, 07/25/2034(A)	447	442
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
5.108%, 04/25/2035(A)	521	459
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
5.601%, 04/25/2045(A)	552	518
Toorak Mortgage Trust, Ser 2024-RRTL1, Cl A1
6.597%, 02/25/2039(E)(F)	1,200	1,199
Toorak Mortgage, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(E)	1,189	1,016
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(A)(E)	47	45
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
6.039%, TSFR1M + 0.714%, 02/25/2057(A)(E)	246	251
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(E)	108	103
Towd Point Mortgage Trust, Ser 2018-4, Cl A1
3.000%, 06/25/2058(A)(E)	805	735
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2
7.339%, TSFR1M + 2.014%, 05/25/2058(A)(E)	3,000	3,038
Towd Point Mortgage Trust, Ser 2021-SJ2, Cl A1A
2.250%, 12/25/2061(A)(E)	823	779
Towd Point Mortgage Trust, Ser 2024-1, Cl A1
4.305%, 03/25/2064(A)(E)	1,216	1,217
Vantage Data Centers Issuer LLC, Ser 2019-1A, Cl A2
3.188%, 07/15/2044(E)	128	127
Velocity Commercial Capital Loan Trust, Ser 2020-1, Cl AFX
2.610%, 02/25/2050(A)(E)	551	496

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Velocity Commercial Capital Loan Trust, Ser 2021-1, Cl A
1.400%, 05/25/2051(A)(E)	$622	$520
Verus Securitization Trust, Ser 2019-4, Cl A1
3.642%, 11/25/2059(E)(F)	15	15
Verus Securitization Trust, Ser 2019-INV3, Cl A1
3.692%, 11/25/2059(A)(E)	20	20
Verus Securitization Trust, Ser 2020-1, Cl A1
3.417%, 01/25/2060(E)(F)	9	9
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065(E)(F)	18	17
Verus Securitization Trust, Ser 2020-5, Cl A3
1.733%, 05/25/2065(E)(F)	736	689
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(E)	659	576
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(E)	135	117
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(E)	81	70
Verus Securitization Trust, Ser 2021-4, Cl A2
1.247%, 07/25/2066(A)(E)	611	489
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(A)(E)	119	95
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(E)	75	68
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(E)	688	607
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(E)	67	60
Verus Securitization Trust, Ser 2022-5, Cl A1
3.800%, 04/25/2067(E)(F)	652	604
Verus Securitization Trust, Ser 2023-3, Cl A1
5.930%, 03/25/2068(E)(F)	802	797
Verus Securitization Trust, Ser 2024-2, Cl A3
6.501%, 02/25/2069(E)(F)	798	795
Visio Trust, Ser 2020-1, Cl A3
3.521%, 08/25/2055(A)(E)	230	205
Visio Trust, Ser 2020-1R, Cl A2
1.567%, 11/25/2055(E)	292	263
Visio Trust, Ser 2021-1R, Cl A1
1.280%, 05/25/2056(E)	840	750
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
5.819%, 10/25/2033(A)	441	409
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
5.591%, 08/25/2033(A)	467	428

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
5.682%, 09/25/2033(A)	$513	$468
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR11, Cl A
5.962%, 10/25/2034(A)	321	304
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
5.419%, 01/25/2035(A)	790	701
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR2, Cl A
6.515%, 12MTA + 1.400%, 04/25/2044(A)	1,147	1,085
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR9, Cl A7
5.243%, 08/25/2034(A)	1,248	1,160
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
5.615%, 07/25/2034(A)	93	93
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
6.359%, 10/25/2034(A)	514	485
WMRK Commercial Mortgage Trust, Ser 2022-WMRK, Cl A
8.106%, TSFR1M + 2.789%, 11/15/2027(A)(E)	1,000	1,004

		112,939
Total Mortgage-Backed Securities
(Cost $121,255) ($ Thousands)		116,740

ASSET-BACKED SECURITIES — 27.8%
Automotive — 5.8%

American Credit Acceptance Receivables Trust, Ser 2021-3, Cl E
2.560%, 11/15/2027 (E)	1,000	970
American Credit Acceptance Receivables Trust, Ser 2023-1, Cl A
5.450%, 09/14/2026 (E)	5	5
American Credit Acceptance Receivables Trust, Ser 2023-2, Cl A
5.890%, 10/13/2026 (E)	16	16
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl A
6.000%, 03/12/2027 (E)	51	51
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl C
1.480%, 02/18/2026	213	211
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl C
1.060%, 08/18/2026	282	276

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl D
1.490%, 09/18/2026	$225	$218
AmeriCredit Automobile Receivables Trust, Ser 2021-1, Cl B
0.680%, 10/19/2026	35	35
AmeriCredit Automobile Receivables Trust, Ser 2021-1, Cl D
1.210%, 12/18/2026	540	515
ARI Fleet Lease Trust, Ser 2022-A, Cl A2
3.120%, 01/15/2031 (E)	74	73
Arivo Acceptance Auto Loan Receivables Trust, Ser 2021-1A, Cl A
1.190%, 01/15/2027 (E)	35	35
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-1A, Cl B
2.680%, 08/20/2026 (E)	1,000	965
Bank of America Auto Trust, Ser 2023-1A, Cl A2
5.830%, 05/15/2026 (E)	79	79
BMW Vehicle Lease Trust, Ser 2024-1, Cl A2A
5.100%, 07/27/2026	80	80
Bridgecrest Lending Auto Securitization Trust, Ser 2023-1, Cl A2
6.340%, 07/15/2026	44	44
Bridgecrest Lending Auto Securitization Trust, Ser 2024-1, Cl A2
5.820%, 09/15/2026	65	65
Capital One Prime Auto Receivables Trust, Ser 2022-1, Cl A3
3.170%, 04/15/2027	126	124
Capital One Prime Auto Receivables Trust, Ser 2023-1, Cl A2
5.200%, 05/15/2026	39	39
Carmax Auto Owner Trust, Ser 2023-3, Cl A2A
5.720%, 11/16/2026	94	94
CarMax Auto Owner Trust, Ser 2023-3, Cl A3
5.280%, 05/15/2028	1,500	1,497
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	53	51
Carvana Auto Receivables Trust, Ser 2021-N2, Cl B
0.750%, 03/10/2028	28	26
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/2028	77	73
Carvana Auto Receivables Trust, Ser 2023-N3, Cl A
6.410%, 09/10/2027 (E)	56	56

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust, Ser 2023-P3, Cl A2
6.090%, 11/10/2026 (E)	$29	$29
Carvana Auto Receivables Trust, Ser 2023-P4, Cl A2
6.230%, 01/11/2027 (E)	127	127
Carvana Auto Receivables Trust, Ser 2023-P5, Cl A2
5.770%, 04/12/2027 (E)	50	50
Carvana Auto Receivables Trust, Ser 2024-N1, Cl A2
5.760%, 04/12/2027 (E)	106	106
Carvana Auto Receivables Trust, Ser 2024-P1, Cl A2
5.500%, 08/10/2027 (E)	40	40
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (E)	97	96
Chesapeake Funding II LLC, Ser 2023-1A, Cl A1
5.650%, 05/15/2035 (E)	154	153
Citizens Auto Receivables Trust, Ser 2023-2, Cl A2A
6.090%, 10/15/2026 (E)	155	155
Citizens Auto Receivables Trust, Ser 2024-1, Cl A2A
5.430%, 10/15/2026 (E)	115	115
CPS Auto Receivables Trust, Ser 2023-B, Cl A
5.910%, 08/16/2027 (E)	106	106
CPS Auto Receivables Trust, Ser 2023-D, Cl A
6.400%, 06/15/2027 (E)	99	99
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl A
1.000%, 05/15/2030 (E)	21	21
Drive Auto Receivables Trust, Ser 2021-2, Cl C
0.870%, 10/15/2027	70	70
DT Auto Owner Trust, Ser 2023-1A, Cl A
5.480%, 04/15/2027 (E)	44	44
DT Auto Owner Trust, Ser 2023-2A, Cl A
5.880%, 04/15/2027 (E)	96	96
DT Auto Owner Trust, Ser 2023-3A, Cl A
6.290%, 08/16/2027 (E)	68	68
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (E)	65	65
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl D
1.400%, 04/15/2027	1,000	959
Exeter Automobile Receivables Trust, Ser 2023-2A, Cl A3
5.600%, 08/17/2026	88	88

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust, Ser 2023-4A, Cl A2
6.070%, 12/15/2025	$23	$23
Exeter Automobile Receivables Trust, Ser 2024-1A, Cl A2
5.530%, 10/15/2026	117	117
Exeter Automobile Receivables Trust, Ser 2024-2A, Cl A2
5.700%, 05/15/2026	100	100
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026 (E)	30	29
Fifth Third Auto Trust, Ser 2023-1, Cl A2A
5.800%, 11/16/2026	177	177
First Investors Auto Owner Trust, Ser 2021-1A, Cl C
1.170%, 03/15/2027 (E)	476	467
Flagship Credit Auto Trust, Ser 2021-2, Cl B
0.930%, 06/15/2027 (E)	44	44
Flagship Credit Auto Trust, Ser 2021-3, Cl A
0.360%, 07/15/2027 (E)	4	4
Flagship Credit Auto Trust, Ser 2022-3, Cl A3
4.550%, 04/15/2027 (E)	226	225
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/2027 (E)	108	107
Flagship Credit Auto Trust, Ser 2023-3, Cl A2
5.890%, 07/15/2027 (E)	99	99
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A2A
5.240%, 07/15/2026	120	120
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/2028 (E)	120	120
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl D
1.680%, 01/15/2027 (E)	1,146	1,120
GLS Auto Receivables Issuer Trust, Ser 2023-1A, Cl A2
5.980%, 08/17/2026 (E)	29	29
GLS Auto Receivables Issuer Trust, Ser 2023-2A, Cl A2
5.700%, 01/15/2027 (E)	82	81
GLS Auto Receivables Issuer Trust, Ser 2024-1A, Cl A2
5.570%, 02/16/2027 (E)	225	225
GM Financial Automobile Leasing Trust, Ser 2023-1, Cl A2A
5.270%, 06/20/2025	9	9
GM Financial Automobile Leasing Trust, Ser 2023-2, Cl A2A
5.440%, 10/20/2025	36	36

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A2A
5.580%, 01/20/2026	$204	$204
GM Financial Consumer Automobile Receivables Trust, Ser 2021-2, Cl B
1.090%, 12/16/2026	2,000	1,919
Hyundai Auto Lease Securitization Trust, Ser 2024-A, Cl A2A
5.150%, 06/15/2026 (E)	145	145
Hyundai Auto Receivables Trust, Ser 2020-B, Cl B
0.940%, 12/15/2025	66	65
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A2A
5.770%, 05/15/2026	135	135
JPMorgan Chase Bank, Ser 2021-2, Cl C
0.969%, 12/26/2028 (E)	77	76
JPMorgan Chase Bank, Ser 2021-3, Cl D
1.009%, 02/26/2029 (E)	309	301
LAD Auto Receivables Trust, Ser 2021-1A, Cl A
1.300%, 08/17/2026 (E)	22	22
LAD Auto Receivables Trust, Ser 2023-3A, Cl A2
6.090%, 06/15/2026 (E)	73	73
LAD Auto Receivables Trust, Ser 2024-1A, Cl A2
5.440%, 11/16/2026 (E)	90	90
Lendbuzz Securitization Trust, Ser 2021-1A, Cl A
1.460%, 06/15/2026 (E)	75	73
Mercedes-Benz Auto Lease Trust, Ser 2023-A, Cl A2
5.240%, 11/17/2025	79	79
Navistar Financial Dealer Note Master Owner Trust, Ser 2023-1, Cl A
6.180%, 08/25/2028 (E)	1,000	1,006
Navistar Financial Dealer Note Master Owner Trust, Ser 2024-1, Cl C
6.130%, 04/25/2029 (E)	500	499
Nissan Auto Lease Trust, Ser 2023-B, Cl A2A
5.740%, 08/15/2025	52	52
Nissan Auto Lease Trust, Ser 2024-A, Cl A2A
5.110%, 10/15/2026	185	184
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032 (E)	380	381
Santander Bank Auto Credit-Linked Notes, Ser 2023-A, Cl B
6.493%, 06/15/2033 (E)	537	538
Santander Bank, Ser 2021-1A, Cl B
1.833%, 12/15/2031 (E)	70	69

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl D
1.330%, 09/15/2027	$1,671	$1,621
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/2029	270	262
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A3
4.110%, 08/17/2026	18	18
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl A2
6.080%, 08/17/2026	29	29
Santander Drive Auto Receivables Trust, Ser 2023-4, Cl A2
6.180%, 02/16/2027	223	224
Santander Drive Auto Receivables Trust, Ser 2024-1, Cl A2
5.710%, 02/16/2027	52	52
Santander Retail Auto Lease Trust, Ser 2022-A, Cl B
1.610%, 01/20/2026 (E)	175	172
SBNA Auto Lease Trust, Ser 2023-A, Cl A2
6.270%, 04/20/2026 (E)	127	127
SBNA Auto Lease Trust, Ser 2024-A, Cl A2
5.450%, 01/20/2026 (E)	250	250
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A2A
5.890%, 03/22/2027 (E)	51	51
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A2
5.350%, 06/21/2027 (E)	66	66
Tesla Auto Lease Trust, Ser 2023-A, Cl A2
5.860%, 08/20/2025 (E)	83	83
Tesla Auto Lease Trust, Ser 2023-B, Cl A2
6.020%, 09/22/2025 (E)	119	120
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A2A
5.540%, 12/21/2026 (E)	215	215
Toyota Lease Owner Trust, Ser 2023-B, Cl A2A
5.730%, 04/20/2026 (E)	146	146
Toyota Lease Owner Trust, Ser 2024-A, Cl A2A
5.330%, 07/20/2026 (E)	115	115
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl A
6.480%, 08/17/2026 (E)	19	19
USAA Auto Owner Trust, Ser 2023-A, Cl A2
5.830%, 07/15/2026 (E)	77	77
Volkswagen Auto Loan Enhanced Trust, Ser 2023-1, Cl A3
5.020%, 06/20/2028	1,000	994

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl D
1.230%, 04/15/2026 (E)	$175	$173
Westlake Automobile Receivables Trust, Ser 2023-3A, Cl A2A
5.960%, 10/15/2026 (E)	121	121
Westlake Automobile Receivables Trust, Ser 2023-P1, Cl A2
5.890%, 02/16/2027 (E)	93	93
Westlake Automobile Receivables Trust, Ser 2024-1A, Cl A2A
5.620%, 03/15/2027 (E)	80	80
Wheels Fleet Lease Funding 1 LLC, Ser 2023-1A, Cl A
5.800%, 04/18/2038 (E)	217	217
Wheels Fleet Lease Funding 1 LLC, Ser 2023-2A, Cl A
6.460%, 08/18/2038 (E)	100	101
World Omni Auto Receivables Trust, Ser 2020-C, Cl A4
0.610%, 10/15/2026	136	134
World Omni Automobile Lease Securitization Trust, Ser 2023-A, Cl A2A
5.470%, 11/17/2025	68	68
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	71	71
		22,827

Mortgage Related Securities — 0.2%

Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
4.699%, TSFR1M + 0.794%, 01/25/2035 (A)	9	9
Towd Point Mortgage Trust, Ser 2023-CES2, Cl A1A
7.294%, 10/25/2063 (A)(E)	913	926
		935

Other Asset-Backed Securities — 21.8%

Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025 (E)	3	3
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026 (E)	18	18
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027 (E)	6	6
Affirm Asset Securitization Trust, Ser 2023-X1, Cl A
7.110%, 11/15/2028 (E)	141	142

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Aligned Data Centers Issuer LLC, Ser 2021-1A, Cl A2
1.937%, 08/15/2046 (E)	$700	$641
Allegro CLO VII, Ser 2018-1A, Cl D
8.440%, TSFR3M + 3.112%, 06/13/2031 (A)(E)	400	398
AMMC CLO XI, Ser 2018-11A, Cl BR2
7.191%, TSFR3M + 1.862%, 04/30/2031 (A)(E)	1,000	1,000
AMMC CLO XI, Ser 2018-11A, Cl CR2
7.491%, TSFR3M + 2.162%, 04/30/2031 (A)(E)	700	698
Amur Equipment Finance Receivables IX LLC, Ser 2021-1A, Cl A2
0.750%, 11/20/2026 (E)	2	2
Amur Equipment Finance Receivables XIII LLC, Ser 2024-1A, Cl D
6.570%, 04/21/2031 (E)	500	503
Anchorage Capital CLO 3-R, Ser 2018-3RA, Cl B
7.087%, TSFR3M + 1.762%, 01/28/2031 (A)(E)	500	500
Apidos CLO XV, Ser 2018-15A, Cl A1RR
6.596%, TSFR3M + 1.272%, 04/20/2031 (A)(E)	314	314
Apidos CLO XXIV, Ser 2021-24A, Cl A1AL
6.536%, TSFR3M + 1.212%, 10/20/2030 (A)(E)	231	232
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (E)	82	73
Arbys Funding LLC, Ser 2020-1A, Cl A2
3.237%, 07/30/2050 (E)	674	623
Ares XXXIIR CLO, Ser 2018-32RA, Cl A1B
6.784%, TSFR3M + 1.462%, 05/15/2030 (A)(E)	725	725
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl A2
1.230%, 05/15/2026 (E)	1	1
Atrium XIII, Ser 2017-13A, Cl B
7.088%, TSFR3M + 1.762%, 11/21/2030 (A)(E)	700	700
Bain Capital Credit CLO, Ser 2018-1A, Cl A1
6.548%, TSFR3M + 1.222%, 04/23/2031 (A)(E)	339	339
Ballyrock CLO, Ser 2018-1A, Cl A1
6.586%, TSFR3M + 1.262%, 04/20/2031 (A)(E)	465	466
Beacon Container Finance II LLC, Ser 2021-1A, Cl A
2.250%, 10/22/2046 (E)	593	526
Bellemeade Re, Ser 2023-1, Cl M1A
7.524%, SOFR30A + 2.200%, 10/25/2033 (A)(E)	1,000	1,008

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO XII, Ser 2021-12A, Cl A1R
6.540%, TSFR3M + 1.212%, 10/15/2030 (A)(E)	$236	$236
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl A2
6.736%, TSFR3M + 1.412%, 04/20/2031 (A)(E)	1,600	1,599
BHG Securitization Trust, Ser 2022-A, Cl A
1.710%, 02/20/2035 (E)	90	89
BlueMountain CLO XXIII, Ser 2018-23A, Cl C
7.736%, TSFR3M + 2.412%, 10/20/2031 (A)(E)	800	798
BRAVO Residential Funding Trust, Ser 2021-HE1, Cl A1
6.074%, SOFR30A + 0.750%, 01/25/2070 (A)(E)	1,009	1,005
BRAVO Residential Funding Trust, Ser 2021-HE2, Cl A3
6.374%, SOFR30A + 1.050%, 11/25/2069 (A)(E)	594	592
BRE Grand Islander Timeshare Issuer LLC, Ser 2019-A, Cl A
3.280%, 09/26/2033 (E)	505	485
Carlyle Global Market Strategies CLO, Ser 2018-2RA, Cl A2
6.909%, TSFR3M + 1.587%, 05/15/2031 (A)(E)	1,000	1,000
Carlyle Global Market Strategies CLO, Ser 2018-4RA, Cl A2
7.190%, TSFR3M + 1.862%, 07/15/2030 (A)(E)	500	501
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
6.566%, TSFR3M + 1.242%, 07/20/2031 (A)(E)	244	245
Carlyle US CLO, Ser 2021-2A, Cl A1R
6.636%, TSFR3M + 1.312%, 07/20/2031 (A)(E)	973	973
Carlyle US CLO, Ser 2021-2A, Cl A2R
7.186%, TSFR3M + 1.862%, 07/20/2031 (A)(E)	1,000	999
Carlyle US CLO, Ser 2021-3A, Cl BR
7.586%, TSFR3M + 2.262%, 07/20/2029 (A)(E)	500	499
CARS-DB4 LP, Ser 2020-1A, Cl A4
3.190%, 02/15/2050 (E)	1,527	1,486
CARS-DB4 LP, Ser 2020-1A, Cl B1
4.170%, 02/15/2050 (E)	400	390
Catskill Park CLO, Ser 2017-1A, Cl A1B
6.936%, TSFR3M + 1.612%, 04/20/2029 (A)(E)	1,000	1,001
CCG Receivables Trust, Ser 2021-1, Cl A2
0.300%, 06/14/2027 (E)	1	1

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Cedar Funding X CLO, Ser 2021-10A, Cl CR
7.636%, TSFR3M + 2.312%, 10/20/2032 (A)(E)	$450	$450
CF Hippolyta Issuer LLC, Ser 2020-1, Cl A1
1.690%, 07/15/2060 (E)	989	933
CF Hippolyta Issuer LLC, Ser 2021-1A, Cl B1
1.980%, 03/15/2061 (E)	1,070	949
CIFC Funding, Ser 2017-5A, Cl B
7.429%, TSFR3M + 2.112%, 11/16/2030 (A)(E)	500	499
CIFC Funding, Ser 2018-3A, Cl AR
6.458%, TSFR3M + 1.132%, 04/19/2029 (A)(E)	369	369
CIFC Funding, Ser 2018-4A, Cl A1
6.729%, TSFR3M + 1.412%, 10/17/2031 (A)(E)	670	671
CNH Equipment Trust, Ser 2023-A, Cl A2
5.340%, 09/15/2026	37	37
Daimler Trucks Retail Trust, Ser 2023-1, Cl A2
6.030%, 09/15/2025	130	130
DB Master Finance LLC, Ser 2019-1A, Cl A2II
4.021%, 05/20/2049 (E)	357	345
DB Master Finance LLC, Ser 2021-1A, Cl A2I
2.045%, 11/20/2051 (E)	678	619
Dell Equipment Finance Trust, Ser 2023-2, Cl A2
5.840%, 01/22/2029 (E)	72	72
Dell Equipment Finance Trust, Ser 2023-3, Cl A2
6.100%, 04/23/2029 (E)	100	100
Dext ABS LLC, Ser 2021-1, Cl A
1.120%, 02/15/2028 (E)	16	15
Dext ABS LLC, Ser 2023-2, Cl A2
6.560%, 05/15/2034 (E)	80	80
Diamond Infrastructure Funding LLC, Ser 2021-1A, Cl B
2.355%, 04/15/2049 (E)	200	179
Diamond Infrastructure Funding LLC, Ser 2021-1A, Cl C
3.475%, 04/15/2049 (E)	400	358
DLLAA LLC, Ser 2023-1A, Cl A2
5.930%, 07/20/2026 (E)	72	72
DLLAD LLC, Ser 2021-1A, Cl A3
0.640%, 09/21/2026 (E)	157	152
DLLAD LLC, Ser 2023-1A, Cl A2
5.190%, 04/20/2026 (E)	29	29
DLLMT LLC, Ser 2023-1A, Cl A2
5.780%, 11/20/2025 (E)	69	69
DLLST LLC, Ser 2022-1A, Cl A3
3.400%, 01/21/2025 (E)	19	19
DLLST, Ser 2024-1A, Cl A2
5.330%, 01/20/2026 (E)	50	50

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Domino's Pizza Master Issuer LLC, Ser 2017-1A, Cl A23
4.118%, 07/25/2047 (E)	$1,152	$1,095
DRIVEN BRANDS FUNDING LLC, Ser 2019-1A, Cl A2
4.641%, 04/20/2049 (E)	1,516	1,472
ECMC Group Student Loan Trust, Ser 2020-3A, Cl A1B
6.438%, SOFR30A + 1.114%, 01/27/2070 (A)(E)	483	482
Elara HGV Timeshare Issuer LLC, Ser 2019-A, Cl A
2.610%, 01/25/2034 (E)	645	616
Elara HGV Timeshare Issuer LLC, Ser 2023-A, Cl A
6.160%, 02/25/2038 (E)	798	803
Elevation CLO, Ser 2017-2A, Cl A1R
6.820%, TSFR3M + 1.492%, 10/15/2029 (A)(E)	42	42
ExteNet LLC, Ser 2019-1A, Cl A2
3.204%, 07/25/2049 (E)	2,000	1,990
FCI Funding LLC, Ser 2021-1A, Cl A
1.130%, 04/15/2033 (E)	9	9
FNA VII LLC, Ser 2023-1A, Cl A1
6.900%, 04/15/2038 (E)	793	784
Goldentree Loan Management US CLO 2, Ser 2021-2A, Cl AR
6.496%, TSFR3M + 1.172%, 11/20/2030 (A)(E)	114	114
GRACIE POINT INTERNATIONAL FUNDING, Ser 2023-1A, Cl A
7.299%, SOFR90A + 1.950%, 09/01/2026 (A)(E)	1,986	2,006
GRACIE POINT INTERNATIONAL FUNDING, Ser 2023-2A, Cl A
7.599%, SOFR90A + 2.250%, 03/01/2027 (A)(E)	779	785
Granite Park Equipment Leasing LLC, Ser 2023-1A, Cl A2
6.510%, 05/20/2030 (E)	164	164
GreatAmerica Leasing Receivables, Ser 2023-1, Cl A2
5.350%, 02/16/2026 (E)	82	82
GreatAmerica Leasing Receivables, Ser 2024-1, Cl A2
5.320%, 08/17/2026 (E)	135	134
Hilton Grand Vacations Trust, Ser 2022-1D, Cl B
4.100%, 06/20/2034 (E)	710	683
Hilton Grand Vacations Trust, Ser 2023-1A, Cl C
6.940%, 01/25/2038 (E)	1,084	1,097

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust, Ser 2024-1B, Cl B
5.990%, 09/15/2039 (E)	$580	$583
HPEFS Equipment Trust, Ser 2023-2A, Cl A2
6.040%, 01/21/2031 (E)	100	100
HPEFS Equipment Trust, Ser 2024-1A, Cl A3
5.180%, 05/20/2031 (E)	105	105
Invitation Homes Trust, Ser 2018-SFR4, Cl C
6.832%, TSFR1M + 1.514%, 01/17/2038 (A)(E)	2,000	2,001
ITE Rail Fund Levered, Ser 2021-1A, Cl A
2.250%, 02/28/2051 (E)	522	463
John Deere Owner Trust, Ser 2023-C, Cl A2
5.760%, 08/17/2026	334	334
Kentucky Higher Education Student Loan, Ser 2020-1, Cl A1B
6.481%, TSFR1M + 1.164%, 11/25/2050 (A)	1,117	1,086
KKR CLO 12, Ser 2018-12, Cl AR2A
6.725%, TSFR3M + 1.397%, 10/15/2030 (A)(E)	316	316
KKR CLO 20, Ser 2017-20, Cl B
7.139%, TSFR3M + 1.812%, 10/16/2030 (A)(E)	636	637
Kubota Credit Owner Trust, Ser 2023-2A, Cl A2
5.610%, 07/15/2026 (E)	234	234
Kubota Credit Owner Trust, Ser 2024-1A, Cl A2
5.390%, 01/15/2027 (E)	180	180
LCM XXIV, Ser 2021-24A, Cl AR
6.566%, TSFR3M + 1.242%, 03/20/2030 (A)(E)	111	111
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
6.586%, TSFR3M + 1.262%, 07/21/2030 (A)(E)	205	206
Madison Park Funding XXIV, Ser 2024-24A, Cl BR2
6.879%, TSFR3M + 1.550%, 10/20/2029 (A)(E)	1,250	1,250
Magnetite XV, Ser 2018-15A, Cl CR
7.385%, TSFR3M + 2.062%, 07/25/2031 (A)(E)	500	500
Marlette Funding Trust, Ser 2023-2A, Cl A
6.040%, 06/15/2033 (E)	51	51
Marlette Funding Trust, Ser 2023-3A, Cl A
6.490%, 09/15/2033 (E)	63	63
MetroNet Infrastructure Issuer LLC, Ser 2022-1A, Cl B
7.460%, 10/20/2052 (E)	500	501

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Missouri Higher Education Loan Authority, Ser 2021-1, Cl A1B
6.189%, TSFR1M + 0.864%, 01/25/2061 (A)	$574	$551
Missouri Higher Education Loan Authority, Ser 2021-2, Cl A1B
6.139%, TSFR1M + 0.814%, 03/25/2061 (A)	1,824	1,751
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A3
0.490%, 08/14/2025 (E)	95	94
MMAF Equipment Finance LLC, Ser 2023-A, Cl A2
5.790%, 11/13/2026 (E)	125	125
MMAF Equipment Finance LLC, Ser 2024-A, Cl A2
5.200%, 09/13/2027 (E)	195	194
Mountain View CLO LLC, Ser 2020-1A, Cl AR
6.679%, TSFR3M + 1.352%, 10/16/2029 (A)(E)	244	244
Navient Private Education Loan Trust, Ser 2020-IA, Cl A1B
6.431%, TSFR1M + 1.114%, 04/15/2069 (A)(E)	848	848
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (E)	282	264
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (E)	482	443
Navient Student Loan Trust, Ser 2023-BA, Cl A1A
6.480%, 03/15/2072 (E)	615	620
Neuberger Berman CLO XIV, Ser 2020-14A, Cl BR2
7.087%, TSFR3M + 1.762%, 01/28/2030 (A)(E)	1,000	1,001
Neuberger Berman Loan Advisers CLO 25, Ser 2021-25A, Cl AR
6.519%, TSFR3M + 1.192%, 10/18/2029 (A)(E)	489	489
Neuberger Berman Loan Advisers CLO 26, Ser 2021-26A, Cl AR
6.509%, TSFR3M + 1.182%, 10/18/2030 (A)(E)	348	348
New Economy Assets Phase 1 Sponsor LLC, Ser 2021-1, Cl A1
1.910%, 10/20/2061 (E)	453	401
New Hampshire Higher Education Loan, Ser 2020-1, Cl A1B
6.639%, TSFR1M + 1.314%, 09/25/2060 (A)	489	489
Nyctl Trust, Ser 2022-A, Cl A
2.100%, 11/10/2034 (E)	21	21

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
OFSI BSL IX, Ser 2024-1A, Cl B1R
6.257%, TSFR3M + 1.800%, 07/15/2031 (A)(E)	$1,000	$1,001
Oxford Finance Funding LLC, Ser 2020-1A, Cl A2
3.101%, 02/15/2028 (E)	282	278
Palmer Square CLO, Ser 2022-3A, Cl A1
7.125%, TSFR3M + 1.800%, 07/20/2035 (A)(E)	1,450	1,451
Palmer Square Loan Funding, Ser 2021-2A, Cl A2
6.837%, TSFR3M + 1.512%, 05/20/2029 (A)(E)	250	250
Palmer Square Loan Funding, Ser 2021-3A, Cl A1
6.386%, TSFR3M + 1.062%, 07/20/2029 (A)(E)	81	81
Palmer Square Loan Funding, Ser 2021-4A, Cl A1
6.390%, TSFR3M + 1.062%, 10/15/2029 (A)(E)	277	278
Palmer Square Loan Funding, Ser 2022-2A, Cl A2
7.229%, TSFR3M + 1.900%, 10/15/2030 (A)(E)	1,460	1,464
Prodigy Finance DAC, Ser 2021-1A, Cl A
6.689%, TSFR1M + 1.364%, 07/25/2051 (A)(E)	568	563
Progress Residential, Ser 2021-SFR3, Cl E2
2.688%, 05/17/2026 (E)	960	880
Prosper Marketplace Issuance Trust Series, Ser 2023-1A, Cl A
7.060%, 07/16/2029 (E)	48	48
Race Point IX CLO, Ser 2021-9A, Cl A1A2
6.530%, TSFR3M + 1.202%, 10/15/2030 (A)(E)	216	216
ReadyCap Lending Small Business Loan Trust, Ser 2019-2, Cl A
8.000%, PRIME + -0.500%, 12/27/2044 (A)(E)	200	200
Regatta X Funding, Ser 2017-3A, Cl B
7.029%, TSFR3M + 1.712%, 01/17/2031 (A)(E)	1,250	1,249
Retained Vantage Data Centers Issuer LLC, Ser 2023-1A, Cl A2A
5.000%, 09/15/2048 (E)	500	481
Saranac Clo VII, Ser 2017-2A, Cl BR
7.337%, TSFR3M + 2.012%, 11/20/2029 (A)(E)	690	689
Saratoga Investment Senior Loan Fund, Ser 2022-1A, Cl D
11.935%, TSFR3M + 6.610%, 10/20/2033 (A)(E)	300	299

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SCF Equipment Leasing LLC, Ser 2023-1A, Cl A2
6.560%, 01/22/2030 (E)	$185	$186
SCF Equipment Leasing LLC, Ser 2023-1A, Cl A3
6.170%, 05/20/2032 (E)	1,000	1,019
SMB Private Education Loan Trust, Ser 2018-C, Cl A2B
6.181%, TSFR1M + 0.864%, 11/15/2035 (A)(E)	864	861
SMB Private Education Loan Trust, Ser 2019-B, Cl A2B
6.431%, TSFR1M + 1.114%, 06/15/2037 (A)(E)	565	566
SMB Private Education Loan Trust, Ser 2020-PTB, Cl A2B
6.289%, TSFR1M + 0.964%, 09/15/2054 (A)(E)	1,517	1,513
SMB Private Education Loan Trust, Ser 2021-A, Cl A2A2
6.161%, TSFR1M + 0.844%, 01/15/2053 (A)(E)	1,573	1,558
STAR Trust, Ser 2021-SFR1, Cl C
6.482%, TSFR1M + 1.164%, 04/17/2038 (A)(E)	1,000	981
STAR Trust, Ser 2021-SFR1, Cl D
6.732%, TSFR1M + 1.414%, 04/17/2038 (A)(E)	1,000	969
STAR Trust, Ser 2021-SFR2, Cl C
7.031%, TSFR1M + 1.714%, 01/17/2039 (A)(E)	3,000	2,961
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A8
6.439%, TSFR1M + 1.114%, 09/25/2034 (A)	1,981	1,903
Structured Asset Investment Loan Trust, Ser 2004-BNC1, Cl A4
6.371%, TSFR1M + 1.054%, 09/25/2034 (A)	671	664
Symphony Static CLO I, Ser 2021-1A, Cl A
6.415%, TSFR3M + 1.092%, 10/25/2029 (A)(E)	797	797
Symphony Static CLO I, Ser 2021-1A, Cl B
7.035%, TSFR3M + 1.712%, 10/25/2029 (A)(E)	250	250
Taco Bell Funding LLC, Ser 2016-1A, Cl A23
4.970%, 05/25/2046 (E)	759	745
TAL Advantage VII LLC, Ser 2020-1A, Cl B
3.290%, 09/20/2045 (E)	923	845
TCI-Flatiron CLO, Ser 2017-1A, Cl B
7.151%, TSFR3M + 1.822%, 11/18/2030 (A)(E)	500	500

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
TICP CLO IX, Ser 2018-9A, Cl A
6.726%, TSFR3M + 1.402%, 01/20/2031 (A)(E)	$305	$305
TIF Funding II LLC, Ser 2021-1A, Cl A
1.650%, 02/20/2046 (E)	735	635
Towd Point HE Trust, Ser 2021-HE1, Cl A1
0.918%, 02/25/2063 (A)(E)	468	449
Trimaran Cavu, Ser 2019-1A, Cl D
9.736%, TSFR3M + 4.412%, 07/20/2032 (A)(E)	600	602
VFI ABS LLC, Ser 2023-1A, Cl A
7.270%, 03/26/2029 (E)	79	80
Vibrant CLO VI, Ser 2021-6A, Cl AR
6.544%, TSFR3M + 1.212%, 06/20/2029 (A)(E)	2	2
Voya CLO, Ser 2020-2A, Cl A1RR
6.599%, TSFR3M + 1.282%, 04/17/2030 (A)(E)	116	117
Westgate Resorts LLC, Ser 2020-1A, Cl A
2.713%, 03/20/2034 (E)	121	120
Westgate Resorts LLC, Ser 2023-1A, Cl B
6.440%, 12/20/2037 (E)	786	776
Westlake Flooring Master Trust, Ser 2024-1A, Cl A
5.430%, 02/15/2028 (E)	15	15
Wingstop Funding LLC, Ser 2020-1A, Cl A2
2.841%, 12/05/2050 (E)	788	713
Zais Clo 14, Ser 2024-14A, Cl B1R2
6.819%, TSFR3M + 1.500%, 04/15/2032 (A)(E)	1,000	1,001
		86,537

Total Asset-Backed Securities
(Cost $109,768) ($ Thousands)		110,299

CORPORATE OBLIGATIONS — 4.5%
Communication Services — 0.4%
Level 3 Financing
11.000%, 11/15/2029 (E)	500	513
Sprint LLC
7.125%, 06/15/2024	175	175
Univision Communications
8.000%, 08/15/2028 (E)	300	295
Verizon Communications
3.376%, 02/15/2025	225	221
1.450%, 03/20/2026	225	211

		1,415

Consumer Discretionary — 0.5%
AutoZone
5.050%, 07/15/2026	150	149

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Caesars Entertainment
7.000%, 02/15/2030 (E)	$200	$202
General Motors Financial
5.985%, SOFRRATE + 0.620%, 10/15/2024 (A)	600	600
Specialty Building Products Holdings LLC
6.375%, 09/30/2026 (E)	825	807
Tapestry
7.050%, 11/27/2025	45	46

		1,804

Energy — 0.3%
Gray Oak Pipeline LLC
2.600%, 10/15/2025 (E)	300	287
Occidental Petroleum
5.875%, 09/01/2025	175	175
ONEOK
5.550%, 11/01/2026	200	200
Ovintiv
5.650%, 05/15/2025	175	175
Williams
5.400%, 03/02/2026	125	125
4.550%, 06/24/2024	175	175

		1,137

Financials — 1.8%
Athene Global Funding
5.684%, 02/23/2026 (E)	100	100
Bank of America
5.650%, 08/18/2025	250	251
Bank of America MTN
1.530%, SOFRRATE + 0.650%, 12/06/2025 (A)	225	220
Boost Newco Borrower LLC
7.500%, 01/15/2031 (E)	250	259
Brookfield Property
4.500%, 04/01/2027 (E)	600	556
Charles Schwab
5.875%, 08/24/2026	150	152
Citigroup
5.610%, SOFRRATE + 1.546%, 09/29/2026 (A)	225	225
3.290%, SOFRRATE + 1.528%, 03/17/2026 (A)	225	220
Danske Bank MTN
6.259%, H15T1Y + 1.180%, 09/22/2026 (A)(E)	200	201
Deutsche Bank NY
6.598%, SOFRRATE + 1.219%, 11/16/2027 (A)	325	323
Goldman Sachs Bank USA NY
5.414%, SOFRRATE + 0.750%, 05/21/2027 (A)	125	125

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Goldman Sachs Group
5.798%, SOFRRATE + 1.075%, 08/10/2026 (A)	$175	$175
JPMorgan Chase
6.253%, SOFRRATE + 0.885%, 04/22/2027 (A)	475	477
5.546%, SOFRRATE + 1.070%, 12/15/2025 (A)	200	200
1.045%, SOFRRATE + 0.800%, 11/19/2026 (A)	225	211
Macquarie Group MTN
6.071%, SOFRRATE + 0.710%, 10/14/2025 (A)(E)	300	300
Morgan Stanley
0.985%, SOFRRATE + 0.720%, 12/10/2026 (A)	225	210
Morgan Stanley MTN
1.164%, SOFRRATE + 0.560%, 10/21/2025 (A)	225	221
NatWest Markets
5.906%, SOFRRATE + 0.530%, 08/12/2024 (A)(E)	340	340
Pacific Life Global Funding II
5.500%, 08/28/2026 (E)	125	126
SBA Tower Trust, Ser 2014-2A, Cl C
3.869%, 10/15/2024 (E)	585	581
Societe Generale
6.418%, SOFRRATE + 1.050%, 01/21/2026 (A)(E)	275	275
Toronto-Dominion Bank MTN
5.942%, SOFRRATE + 0.590%, 09/10/2026 (A)	300	300
UBS NY
4.750%, 08/09/2024	300	299
WEA Finance LLC / Westfield UK & Europe Finance PLC
3.750%, 09/17/2024 (E)	200	198
Wells Fargo MTN
2.164%, TSFR3M + 1.012%, 02/11/2026 (A)	225	220
Wells Fargo Bank
5.550%, 08/01/2025	250	251
4.811%, 01/15/2026	250	248

		7,264

Health Care — 0.2%
Baxter International
5.825%, SOFRINDX + 0.440%, 11/29/2024 (A)	275	275
Bristol-Myers Squibb
4.950%, 02/20/2026	125	125
Grifols
4.750%, 10/15/2028 (E)	400	348

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
HCA
5.375%, 02/01/2025	$200	$199

		947

Industrials — 0.5%
Carrier Global
5.800%, 11/30/2025	85	85
Chart Industries
7.500%, 01/01/2030 (E)	448	462
CP Atlas Buyer
7.000%, 12/01/2028 (E)	400	355
DAE Funding LLC MTN
1.550%, 08/01/2024 (E)	205	203
EMRLD Borrower
6.625%, 12/15/2030 (E)	200	200
Trident TPI Holdings
12.750%, 12/31/2028 (E)	675	734

		2,039

Information Technology — 0.0%
Hewlett Packard Enterprise
5.900%, 10/01/2024	75	75

Materials — 0.5%
Chemours
4.625%, 11/15/2029 (E)	700	597
International Flavors and Fragrances
1.230%, 10/01/2025 (E)	150	141
Kobe US Midco 2
9.250%cash/0% PIK, 11/01/2026 (E)	900	745
Tronox
4.625%, 03/15/2029 (E)	600	544

		2,027

Utilities — 0.3%
American Electric Power
5.699%, 08/15/2025	150	150
Consumers Securitization Funding LLC, Ser 2023
5.550%, 03/01/2028	70	70
Emera US Finance
3.550%, 06/15/2026	125	119
0.833%, 06/15/2024	120	120
Mississippi Power
5.661%, SOFRRATE + 0.300%, 06/28/2024 (A)	195	195
NextEra Energy Capital Holdings
4.255%, 09/01/2024	275	274
Southern California Edison
5.350%, 03/01/2026	125	125

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Spire
5.300%, 03/01/2026	$150	$150

		1,203

Total Corporate Obligations
(Cost $18,271) ($ Thousands)		17,911

U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Bills
5.332%, 09/10/2024 (G)(H)	875	862
5.317%, 07/02/2024 (G)	450	448
5.306%, 06/25/2024 (G)	1,000	997
5.296%, 07/09/2024 (G)	475	473
5.296%, 07/30/2024 (G)	450	446
5.247%, 06/04/2024 (G)	900	900
5.240%, 09/26/2024 (G)	450	442
5.198%, 04/17/2025 (G)	475	454

Total U.S. Treasury Obligations
(Cost $5,022) ($ Thousands)		5,022

	Number of Warrants
WARRANTS — 0.1%
Air Methods
Strike Price $– *‡‡(C)	5,986	348
Envision Healthcare
Strike Price $– *‡‡(I)	15,854	–

Total Warrants
(Cost $111) ($ Thousands)		348

	Face Amount (Thousands)
MUNICIPAL BOND — 0.1%
Ohio — 0.1%
Buckeye Tobacco Settlement Financing Authority, Ser A-1, RB
1.709%, 06/01/2024	225	225

Total Municipal Bond

(Cost $225) ($ Thousands)		225

	Shares
COMMON STOCK — 0.0%
Air Methods *(C)	2,388	139
Envision Healthcare *(I)	753	5

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TMK Hawk Parent Corp. *(C)(I)	7,227	$77

Total Common Stock
(Cost $116) ($ Thousands)		221

CASH EQUIVALENT — 4.6%
SEI Daily Income Trust, Government Fund, Institutional Class
5.170%**†	18,309,288	18,309
Total Cash Equivalent
(Cost $18,309) ($ Thousands)		18,309
	Face Amount (Thousands)
REPURCHASE AGREEMENT(J) — 0.8%
BNP Paribas
5.330%, dated 05/31/2024 to be repurchased on 06/03/2024, repurchase price $3,301,466 (collateralized by various U.S. Government and Treasury obligations, ranging in par value $200 - $2,183,970, 0.000% - 7.000%, 06/25/2024 – 11/15/2057; with total market value $3,355,252)	$3,300	3,300
Total Repurchase Agreement
(Cost $3,300) ($ Thousands)		3,300

Total Investments in Securities — 105.0%
(Cost $420,597) ($ Thousands)		$417,143

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Opportunistic Income Fund (Concluded)

A list of the open futures contracts held by the Fund at May 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Short Contracts
U.S. 2-Year Treasury Note	(22)	Sep-2024	$(4,480)	$(4,482)	$(2)
U.S. 10-Year Treasury Note	(28)	Sep-2024	(3,052)	(3,046)	6
			$(7,532)	$(7,528)	$4

Percentages are based on Net Assets of $397,223 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2024.
†	Investment in Affiliated Security (see Note 6).
‡‡	Expiration date not available.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Unsettled bank loan. Interest rate may not be available.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	No interest rate available.
(E)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2024, the value of these securities amounted to $195,891 ($ Thousands), representing 49.3% of the Net Assets of the Fund.

(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(G)	Interest rate represents the security's effective yield at the time of purchase.
(H)	Security, or a portion thereof, has been pledged as collateral on open futures contracts. The total market value of such securities as of May 31, 2024 was $94 ($ Thousands).
(I)

Security considered restricted, excluding 144A. The total market value of such securities as of May 31, 2024 was $82 ($ Thousands) and represented 0.0% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(J)	Tri-Party Repurchase Agreement.

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Loan Participations	–	134,079	10,689	144,768
Mortgage-Backed Securities	–	116,740	–	116,740
Asset-Backed Securities	–	110,299	–	110,299
Corporate Obligations	–	17,911	–	17,911
U.S. Treasury Obligations	–	5,022	–	5,022
Warrants	–	–	348	348
Municipal Bond	–	225	–	225
Common Stock	–	5	216	221
Cash Equivalent	18,309	–	–	18,309
Repurchase Agreement	–	3,300	–	3,300
Total Investments in Securities	18,309	387,581	11,253	417,143

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	6	–	–	6
Unrealized Depreciation	(2)	–	–	(2)
Total Other Financial Instruments	4	–	–	4

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

SEI Institutional Investments Trust

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Loan Participations	Investments in Common Stock	Investments in Warrants
Balance as of May 31, 2023	$7,856	$0	$0
Accrued discounts/premiums	(2)	0	0
Realized gain/(loss)	(9)	77	0
Change in unrealized appreciation/(depreciation)	7	0	0
Purchases	1,875	0	0
Sales	(2,330)	0	0
Net transfer into Level 3	7,601	139	348
Net transfer out of Level 3	(4,309)	0	0
Ending Balance as of May 31, 2024(1)	$10,689	$216	$348
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(23)	$106	$237

(1) Of the $11,253 ($ Thousands) in Level 3 securities as of May 31, 2024, $1,043 ($ Thousands) or 0.3% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

For the year ended May 31, 2024, transfers in or out of Level 3 were due to the availability or lack of availability of observable inputs to determine fair value.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$33,741	$246,578	$(262,010)	$—	$—	$18,309	$874	$—

A list of the restricted securities, excluding 144a, held by the Fund at May 31, 2024, is as follows:

Description	Number of Warrants/Shares	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Warrant
Envision Healthcare	15,854	1/18/2024	$1	$–
Common Stock
Envision Healthcare	753	1/18/2024	6	5
TMK Hawk Parent Corp.	7,227	4/1/2024	77	77
			$84	$82

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 42.0%
Agency Mortgage-Backed Obligations — 36.5%
FHLMC
7.500%, 08/01/2030 to 12/01/2036	$120	$122
7.000%, 09/01/2025 to 03/01/2039	35	36
6.500%, 10/01/2031 to 04/01/2054	7,181	7,341
6.000%, 01/01/2028 to 04/01/2054	37,082	37,321
5.500%, 02/01/2035 to 09/01/2053	23,779	23,481
5.000%, 08/01/2033 to 05/01/2053	20,713	20,001
4.500%, 11/01/2025 to 08/01/2053	16,058	15,267
4.000%, 09/01/2040 to 02/01/2053	27,103	25,225
3.500%, 03/01/2033 to 11/01/2052	57,617	51,417
3.000%, 08/01/2031 to 06/01/2052	103,589	89,267
2.500%, 10/01/2031 to 07/01/2052	151,658	124,509
2.000%, 01/01/2037 to 05/01/2052	141,269	113,660
1.500%, 11/01/2040 to 05/01/2051	30,142	22,890
FHLMC ARM
7.515%, RFUCCT1Y + 2.330%, 05/01/2036(A)	25	24
6.935%, RFUCCT1Y + 1.638%, 09/01/2045(A)	62	62
6.838%, RFUCCT1Y + 1.680%, 09/01/2047(A)	11	11
6.455%, RFUCCT1Y + 1.637%, 04/01/2048(A)	1,840	1,869
6.170%, RFUCCT1Y + 1.926%, 12/01/2036(A)	27	27
5.846%, RFUCCT1Y + 1.638%, 03/01/2049(A)	748	762
5.845%, RFUCCT1Y + 1.595%, 10/01/2036(A)	9	9
5.180%, SOFR30A + 2.300%, 06/01/2053(A)	661	652
5.128%, SOFR30A + 2.213%, 08/01/2053(A)	758	746
4.205%, SOFR30A + 2.305%, 05/01/2053(A)	3,613	3,486
3.966%, SOFR30A + 2.140%, 08/01/2052(A)	1,320	1,236
3.553%, RFUCCT1Y + 1.633%, 02/01/2050(A)	1,322	1,308
3.146%, RFUCCT1Y + 1.640%, 11/01/2048(A)	999	987
3.101%, RFUCCT1Y + 1.621%, 02/01/2050(A)	707	678
3.006%, RFUCCT1Y + 1.627%, 11/01/2048(A)	2,461	2,307
2.872%, RFUCCT1Y + 1.619%, 11/01/2047(A)	862	836
2.634%, RFUCCT1Y + 1.634%, 12/01/2050(A)	194	176
2.139%, H15T5Y + 1.285%, 03/01/2047(A)	432	398

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multiclass Certificates, Ser 2020-RR02, Cl BX, IO
1.666%, 08/27/2028(A)	$2,000	$114
FHLMC Multiclass Certificates, Ser 2021-P009, Cl A2
1.878%, 01/25/2031	975	811
FHLMC Multifamily Structured Pass Through Certificates, Ser K047, Cl A2
3.329%, 05/25/2025(A)	603	591
FHLMC Multifamily Structured Pass Through Certificates, Ser K091, Cl X1, IO
0.561%, 03/25/2029(A)	3,945	92
FHLMC Multifamily Structured Pass Through Certificates, Ser K093, Cl X1, IO
0.942%, 05/25/2029(A)	3,834	144
FHLMC Multifamily Structured Pass Through Certificates, Ser K094, Cl X1, IO
0.877%, 06/25/2029(A)	2,963	108
FHLMC Multifamily Structured Pass Through Certificates, Ser K094, Cl XAM, IO
1.147%, 06/25/2029(A)	6,800	344
FHLMC Multifamily Structured Pass Through Certificates, Ser K095, Cl XAM, IO
1.241%, 06/25/2029(A)	700	38
FHLMC Multifamily Structured Pass Through Certificates, Ser K101, Cl X1, IO
0.833%, 10/25/2029(A)	1,677	61
FHLMC Multifamily Structured Pass Through Certificates, Ser K106, Cl X1, IO
1.318%, 01/25/2030(A)	3,297	199
FHLMC Multifamily Structured Pass Through Certificates, Ser K120, Cl X1, IO
1.035%, 10/25/2030(A)	5,439	273
FHLMC Multifamily Structured Pass Through Certificates, Ser K128, Cl X1, IO
0.514%, 03/25/2031(A)	17,922	485
FHLMC Multifamily Structured Pass Through Certificates, Ser K133, Cl X1, IO
0.347%, 09/25/2031(A)	15,615	329
FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Cl X1, IO
0.397%, 12/25/2031(A)	8,462	179
FHLMC Multifamily Structured Pass Through Certificates, Ser K142, Cl X1, IO
0.297%, 03/25/2032(A)	6,793	134
FHLMC Multifamily Structured Pass Through Certificates, Ser K143, Cl X1, IO
0.342%, 04/25/2055(A)	6,985	162
FHLMC Multifamily Structured Pass Through Certificates, Ser K145, Cl X1, IO
0.317%, 06/25/2055(A)	7,980	177
FHLMC Multifamily Structured Pass Through Certificates, Ser K147, Cl X1, IO
0.358%, 06/25/2032(A)	11,474	296

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through Certificates, Ser K149, Cl X1, IO
0.264%, 08/25/2032(A)	$11,269	$231
FHLMC Multifamily Structured Pass Through Certificates, Ser K-151, Cl X1, IO
0.181%, 10/25/2032(A)	18,985	296
FHLMC Multifamily Structured Pass Through Certificates, Ser K-1519, Cl X1, IO
0.594%, 12/25/2035(A)	16,385	751
FHLMC Multifamily Structured Pass Through Certificates, Ser K-152, Cl X1, IO
0.154%, 11/25/2032(A)	15,291	214
FHLMC Multifamily Structured Pass Through Certificates, Ser K-1520, Cl X1, IO
0.471%, 02/25/2036(A)	4,975	185
FHLMC Multifamily Structured Pass Through Certificates, Ser K-154, Cl X1, IO
0.353%, 01/25/2033(A)	6,798	189
FHLMC Multifamily Structured Pass Through Certificates, Ser K157, Cl A3
3.990%, 08/25/2033(A)	4,400	4,053
FHLMC Multifamily Structured Pass Through Certificates, Ser K736, Cl X1, IO
1.280%, 07/25/2026(A)	950	20
FHLMC Multifamily Structured Pass Through Certificates, Ser K737, Cl X1, IO
0.628%, 10/25/2026(A)	8,184	94
FHLMC Multifamily Structured Pass Through Certificates, Ser K741, Cl X1, IO
0.565%, 12/25/2027(A)	2,976	49
FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Cl X1, IO
0.774%, 03/25/2028(A)	6,156	119
FHLMC Multifamily Structured Pass Through Certificates, Ser KC05, Cl X1, IO
1.224%, 06/25/2027(A)	1,437	35
FHLMC Multifamily Structured Pass Through Certificates, Ser KG06, Cl X1, IO
0.532%, 10/25/2031(A)	3,096	95
FHLMC Multifamily Structured Pass Through Certificates, Ser KSG2, Cl A2
2.091%, 11/25/2031(A)	1,395	1,153
FHLMC Reference REMIC CMO, Ser 2006-R006, Cl ZA
6.000%, 04/15/2036	462	471
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	412	419
FHLMC REMIC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	4	4
FHLMC REMIC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	34	34
FHLMC REMIC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	13	13

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2003-2671, Cl S
4.788%, 09/15/2033(A)	$19	$19
FHLMC REMIC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	38	36
FHLMC REMIC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	89	88
FHLMC REMIC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037(B)	2	2
FHLMC REMIC CMO, Ser 2008-3451, Cl SB, IO
0.592%, 05/15/2038(A)	30	2
FHLMC REMIC CMO, Ser 2009-3546, Cl A
5.726%, 02/15/2039(A)	23	23
FHLMC REMIC CMO, Ser 2010-3621, Cl SB, IO
0.792%, 01/15/2040(A)	43	3
FHLMC REMIC CMO, Ser 2010-3693, Cl FC
5.938%, SOFR30A + 0.614%, 07/15/2040(A)	537	533
FHLMC REMIC CMO, Ser 2011-3866, Cl SA, IO
0.512%, 05/15/2041(A)	245	13
FHLMC REMIC CMO, Ser 2011-3919, Cl FA
5.938%, SOFR30A + 0.614%, 09/15/2041(A)	507	503
FHLMC REMIC CMO, Ser 2011-3951, Cl FN
5.888%, SOFR30A + 0.564%, 11/15/2041(A)	396	391
FHLMC REMIC CMO, Ser 2011-3958, Cl AF
5.888%, SOFR30A + 0.564%, 11/15/2041(A)	487	482
FHLMC REMIC CMO, Ser 2011-3975, Cl CF
5.928%, SOFR30A + 0.604%, 12/15/2041(A)	386	383
FHLMC REMIC CMO, Ser 2011-3975, Cl FA
5.928%, SOFR30A + 0.604%, 12/15/2041(A)	467	463
FHLMC REMIC CMO, Ser 2012-3990, Cl FG
5.888%, SOFR30A + 0.564%, 01/15/2042(A)	572	567
FHLMC REMIC CMO, Ser 2012-4010, Cl KM
3.000%, 01/15/2042	183	168
FHLMC REMIC CMO, Ser 2012-4030, Cl HS, IO
1.172%, 04/15/2042(A)	23	2
FHLMC REMIC CMO, Ser 2012-4047, Cl CX
3.500%, 05/15/2042	2,071	1,831
FHLMC REMIC CMO, Ser 2012-4059, Cl FP
5.888%, SOFR30A + 0.564%, 06/15/2042(A)	641	634
FHLMC REMIC CMO, Ser 2012-4091, Cl MX
3.250%, 02/15/2042	856	768

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2012-4091, Cl BX
3.250%, 10/15/2041	$1,048	$945
FHLMC REMIC CMO, Ser 2012-4091, Cl FN
5.838%, SOFR30A + 0.514%, 08/15/2042(A)	630	621
FHLMC REMIC CMO, Ser 2012-4091, Cl EX
3.375%, 07/15/2042	680	614
FHLMC REMIC CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	746	707
FHLMC REMIC CMO, Ser 2012-4117, Cl HB
2.500%, 10/15/2042	709	596
FHLMC REMIC CMO, Ser 2012-4119, Cl IN, IO
3.500%, 10/15/2032	164	14
FHLMC REMIC CMO, Ser 2012-4122, Cl FP
5.838%, SOFR30A + 0.514%, 10/15/2042(A)	765	747
FHLMC REMIC CMO, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	1,631	1,555
FHLMC REMIC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	133	22
FHLMC REMIC CMO, Ser 2013-4205, Cl PA
1.750%, 05/15/2043	523	432
FHLMC REMIC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	517	401
FHLMC REMIC CMO, Ser 2013-4240, Cl FA
5.938%, SOFR30A + 0.614%, 08/15/2043(A)	1,987	1,940
FHLMC REMIC CMO, Ser 2013-4286, Cl VF
5.888%, SOFR30A + 0.564%, 12/15/2043(A)	1,464	1,430
FHLMC REMIC CMO, Ser 2015-4446, Cl CP
2.250%, 03/15/2045	922	785
FHLMC REMIC CMO, Ser 2016-4544, Cl P
2.500%, 01/15/2046	4,141	3,486
FHLMC REMIC CMO, Ser 2016-4582, Cl HA
3.000%, 09/15/2045	3,408	3,113
FHLMC REMIC CMO, Ser 2016-4587, Cl AF
5.788%, SOFR30A + 0.464%, 06/15/2046(A)	1,049	1,041
FHLMC REMIC CMO, Ser 2016-4604, Cl FB
5.838%, SOFR30A + 0.514%, 08/15/2046(A)	1,800	1,768
FHLMC REMIC CMO, Ser 2016-4611, Cl BF
5.838%, SOFR30A + 0.514%, 06/15/2041(A)	6,717	6,601
FHLMC REMIC CMO, Ser 2016-4620, Cl LF
5.838%, SOFR30A + 0.514%, 10/15/2046(A)	991	975
FHLMC REMIC CMO, Ser 2016-4628, Cl KF
5.938%, SOFR30A + 0.614%, 01/15/2055(A)	985	956

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2017-4709, Cl FA
5.738%, SOFR30A + 0.414%, 08/15/2047(A)	$712	$697
FHLMC REMIC CMO, Ser 2017-4719, Cl LM
3.000%, 09/15/2047	760	656
FHLMC REMIC CMO, Ser 2017-4719, Cl LA
3.500%, 09/15/2047	976	869
FHLMC REMIC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	1,189	1,046
FHLMC REMIC CMO, Ser 2018-4753, Cl BD
3.000%, 01/15/2048	725	619
FHLMC REMIC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	258	218
FHLMC REMIC CMO, Ser 2018-4826, Cl KF
5.738%, SOFR30A + 0.414%, 09/15/2048(A)	649	628
FHLMC REMIC CMO, Ser 2018-4854, Cl FB
5.738%, SOFR30A + 0.414%, 01/15/2049(A)	1,887	1,851
FHLMC REMIC CMO, Ser 2018-4857, Cl JA
3.350%, 01/15/2049	3,047	2,819
FHLMC REMIC CMO, Ser 2019-4879, Cl BC
3.000%, 04/15/2049	117	101
FHLMC REMIC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	1,060	938
FHLMC REMIC CMO, Ser 2019-4903, Cl NF
5.838%, SOFR30A + 0.514%, 08/25/2049(A)	604	589
FHLMC REMIC CMO, Ser 2019-4927, Cl BG
3.000%, 11/25/2049	1,323	1,175
FHLMC REMIC CMO, Ser 2019-4937, Cl MD
2.500%, 10/25/2049	1,325	1,125
FHLMC REMIC CMO, Ser 2019-4940, Cl AG
3.000%, 05/15/2040	870	796
FHLMC REMIC CMO, Ser 2019-4941, Cl GA
2.000%, 12/15/2047	762	618
FHLMC REMIC CMO, Ser 2020-4954, Cl LB
2.500%, 02/25/2050	562	476
FHLMC REMIC CMO, Ser 2020-4957, Cl MY
3.000%, 02/25/2050	790	633
FHLMC REMIC CMO, Ser 2020-4979, Cl UC
1.500%, 06/25/2050	2,466	1,935
FHLMC REMIC CMO, Ser 2020-4980, Cl KI, IO
4.500%, 06/25/2050	3,923	922
FHLMC REMIC CMO, Ser 2020-4991, Cl QV
2.000%, 09/25/2045	459	363
FHLMC REMIC CMO, Ser 2020-4993, Cl KF
5.888%, SOFR30A + 0.564%, 07/25/2050(A)	5,744	5,591
FHLMC REMIC CMO, Ser 2020-4995, Cl IC, IO
4.500%, 07/25/2050	1,622	255

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2020-5004, Cl FM
5.788%, SOFR30A + 0.464%, 08/25/2050(A)	$1,215	$1,175
FHLMC REMIC CMO, Ser 2020-5010, Cl IK, IO
2.500%, 09/25/2050	507	74
FHLMC REMIC CMO, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	1,068	169
FHLMC REMIC CMO, Ser 2020-5012, Cl BI, IO
4.000%, 09/25/2050	5,936	1,220
FHLMC REMIC CMO, Ser 2020-5013, Cl IN, IO
2.500%, 09/25/2050	626	100
FHLMC REMIC CMO, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	797	106
FHLMC REMIC CMO, Ser 2020-5020, Cl ET
3.500%, 10/25/2050	1,107	978
FHLMC REMIC CMO, Ser 2020-5040, Cl IB, IO
2.500%, 11/25/2050	336	47
FHLMC REMIC CMO, Ser 2020-5050, Cl IE, IO
2.000%, 12/25/2050	2,002	248
FHLMC REMIC CMO, Ser 2020-5058, Cl BC
5.000%, 11/25/2050	814	783
FHLMC REMIC CMO, Ser 2020-5059, Cl IB, IO
2.500%, 01/25/2051	1,523	243
FHLMC REMIC CMO, Ser 2020-5063, Cl AI, IO
2.000%, 01/25/2051	1,527	203
FHLMC REMIC CMO, Ser 2020-5068, Cl AI, IO
3.000%, 11/25/2050	607	99
FHLMC REMIC CMO, Ser 2021-5069, Cl MI, IO
2.500%, 02/25/2051	506	76
FHLMC REMIC CMO, Ser 2021-5070, Cl DI, IO
4.000%, 02/25/2051	5,326	1,071
FHLMC REMIC CMO, Ser 2021-5085, Cl NI, IO
2.000%, 03/25/2051	1,232	148
FHLMC REMIC CMO, Ser 2021-5091, Cl AB
1.500%, 03/25/2051	2,110	1,651
FHLMC REMIC CMO, Ser 2021-5092, Cl AP
2.000%, 04/25/2041	682	575
FHLMC REMIC CMO, Ser 2021-5092, Cl HE
2.000%, 02/25/2051	1,307	1,069

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2021-5093, Cl IY, IO
4.500%, 12/25/2050	$2,379	$553
FHLMC REMIC CMO, Ser 2021-5115, Cl IO, IO
4.500%, 10/25/2049	1,898	435
FHLMC REMIC CMO, Ser 2021-5116, Cl PB
2.250%, 02/25/2051	1,383	1,172
FHLMC REMIC CMO, Ser 2021-5118, Cl CA
1.500%, 10/15/2033	1,215	1,059
FHLMC REMIC CMO, Ser 2021-5118, Cl NI, IO
2.000%, 02/25/2051	2,268	297
FHLMC REMIC CMO, Ser 2021-5119, Cl QF
5.524%, SOFR30A + 0.200%, 06/25/2051(A)	1,745	1,655
FHLMC REMIC CMO, Ser 2021-5119, Cl AB
1.500%, 08/25/2049	1,197	921
FHLMC REMIC CMO, Ser 2021-5140, Cl NI, IO
2.500%, 05/25/2049	1,622	231
FHLMC REMIC CMO, Ser 2021-5143, Cl GA
2.000%, 06/25/2049	877	698
FHLMC REMIC CMO, Ser 2021-5159, Cl UA
2.500%, 12/25/2048	1,456	1,260
FHLMC REMIC CMO, Ser 2021-5159, Cl IP, IO
3.000%, 11/25/2051	1,439	209
FHLMC REMIC CMO, Ser 2021-5161, Cl IO, IO
2.000%, 03/25/2051	1,570	213
FHLMC REMIC CMO, Ser 2021-5173, Cl LI, IO
2.500%, 05/25/2050	779	124
FHLMC REMIC CMO, Ser 2021-5178, Cl TP
2.500%, 04/25/2049	1,948	1,647
FHLMC REMIC CMO, Ser 2021-5180, Cl IN, IO
3.000%, 07/25/2051	1,315	265
FHLMC REMIC CMO, Ser 2021-5182, Cl D
2.500%, 11/25/2043	5,605	5,042
FHLMC REMIC CMO, Ser 2021-5182, Cl M
2.500%, 05/25/2049	1,159	999
FHLMC REMIC CMO, Ser 2021-5184, Cl AB
2.500%, 05/25/2048	823	718
FHLMC REMIC CMO, Ser 2022-5200, Cl KQ
3.000%, 09/25/2049	149	133
FHLMC REMIC CMO, Ser 2022-5201, Cl CA
2.500%, 07/25/2048	1,734	1,520
FHLMC REMIC CMO, Ser 2022-5202, Cl TA
2.500%, 12/25/2048	2,561	2,275
FHLMC REMIC CMO, Ser 2022-5202, Cl LA
2.500%, 05/25/2049	1,766	1,501
FHLMC REMIC CMO, Ser 2022-5202, Cl BH
2.000%, 12/25/2047	885	778
FHLMC REMIC CMO, Ser 2022-5202, Cl MB
3.000%, 11/25/2048	2,151	1,898

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2022-5202, Cl IN, IO
3.000%, 01/25/2047	$713	$96
FHLMC REMIC CMO, Ser 2022-5206, Cl CD
3.500%, 05/25/2049	1,640	1,473
FHLMC REMIC CMO, Ser 2022-5206, Cl CA
3.000%, 02/25/2047	946	835
FHLMC REMIC CMO, Ser 2022-5207, Cl PA
3.000%, 06/25/2051	1,802	1,554
FHLMC REMIC CMO, Ser 2022-5209, Cl EJ
3.000%, 08/25/2050	1,339	1,186
FHLMC REMIC CMO, Ser 2022-5209, Cl EA
3.000%, 08/25/2050	1,339	1,186
FHLMC REMIC CMO, Ser 2022-5210, Cl DC
3.000%, 09/25/2051	1,248	1,126
FHLMC REMIC CMO, Ser 2022-5214, Cl BY
3.000%, 04/25/2052	1,231	972
FHLMC REMIC CMO, Ser 2022-5217, Cl CD
2.500%, 07/25/2049	1,426	1,284
FHLMC REMIC CMO, Ser 2022-5220, Cl QK
3.500%, 09/25/2050	2,635	2,430
FHLMC REMIC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	2,000	1,752
FHLMC REMIC CMO, Ser 2022-5228, Cl TN
3.500%, 07/25/2039	887	823
FHLMC REMIC CMO, Ser 2022-5261, Cl IB, IO
3.000%, 01/25/2050	1,250	205
FHLMC REMIC CMO, Ser 2022-5274, Cl IO, IO
2.500%, 01/25/2051	1,275	209
FHLMC REMIC CMO, Ser 2023-5293, Cl KI, IO
2.000%, 02/25/2051	1,873	246
FHLMC REMIC CMO, Ser 2023-5293, Cl IO, IO
2.000%, 03/25/2051	5,526	695
FHLMC REMIC CMO, Ser 2023-5293, Cl CI, IO
2.500%, 04/25/2051	3,142	503
FHLMC REMIC CMO, Ser 2023-5300, Cl C
2.000%, 09/25/2047	2,262	2,039
FHLMC REMIC CMO, Ser 2023-5335, Cl FB
6.138%, SOFR30A + 0.814%, 10/15/2039(A)	2,230	2,230
FHLMC REMIC CMO, Ser 2023-5338, Cl FH
5.738%, SOFR30A + 0.414%, 04/15/2045(A)	2,162	2,096
FHLMC REMIC CMO, Ser 2023-5377, Cl IO, IO
2.500%, 12/25/2051	1,748	229
FHLMC REMIC CMO, Ser 2024-5386, Cl DM
2.000%, 03/25/2044	1,348	925

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2024-5389, Cl IC, IO
4.500%, 11/25/2051	$489	$112
FHLMC REMIC CMO, Ser 2024-5389, Cl IB, IO
2.500%, 10/25/2051	788	105
FHLMC REMIC CMO, Ser 2024-5396, Cl HF
6.274%, SOFR30A + 0.950%, 04/25/2054(A)	2,973	2,993
FHLMC REMIC CMO, Ser 2024-5397, Cl IC, IO
3.500%, 04/25/2052	1,478	269
FHLMC REMIC CMO, Ser 2024-5399, Cl FB
6.224%, SOFR30A + 0.900%, 04/25/2054(A)	1,692	1,691
FHLMC REMIC CMO, Ser 2024-5410, Cl JY
3.000%, 03/15/2044	1,201	991
FHLMC STRIPS CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	1,443	1,282
FHLMC STRIPS CMO, Ser 2012-271, Cl F5
5.938%, SOFR30A + 0.614%, 08/15/2042(A)	673	658
FHLMC STRIPS CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	720	644
FHLMC STRIPS CMO, Ser 2012-272, Cl F1
5.938%, SOFR30A + 0.614%, 08/15/2042(A)	1,084	1,060
FHLMC STRIPS CMO, Ser 2012-280, Cl F1
5.938%, SOFR30A + 0.614%, 09/15/2042(A)	1,096	1,072
FHLMC STRIPS CMO, Ser 2016-353, Cl S1, IO
0.562%, 12/15/2046(A)	409	37
FHLMC STRIPS CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	2,010	1,757
FNMA
8.000%, 01/01/2030 to 06/01/2031	9	9
7.500%, 02/01/2031 to 01/01/2054	4,453	4,637
7.000%, 09/01/2026 to 01/01/2054	8,393	8,672
6.500%, 05/01/2027 to 03/01/2054	6,295	6,444
6.000%, 02/01/2032 to 05/01/2054	31,372	31,523
5.500%, 12/01/2033 to 05/01/2054	45,486	44,833
5.350%, 07/01/2033	100	101
5.000%, 05/01/2034 to 05/01/2054	27,584	26,747
4.500%, 11/01/2031 to 01/01/2059	67,824	64,055
4.270%, 10/01/2032	195	187
4.200%, 01/01/2029	1,665	1,609
4.000%, 01/01/2027 to 06/01/2057	87,833	81,186
3.500%, 07/01/2031 to 06/01/2052	103,442	92,831
3.310%, 03/01/2028	1,870	1,767
3.020%, 05/01/2026	1,265	1,214
3.000%, 05/01/2029 to 07/01/2060	315,665	272,260
2.810%, 04/01/2025	250	244
2.500%, 03/01/2035 to 09/01/2061	157,129	130,041

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
2.455%, 04/01/2040	$3,020	$2,118
2.000%, 05/01/2036 to 04/01/2052	304,648	243,730
1.850%, 09/01/2035	1,047	878
1.500%, 04/01/2041 to 07/01/2051	19,529	14,577
FNMA ACES, Ser 2015-M8, Cl X2, IO
0.058%, 01/25/2025(A)	53,399	3
FNMA ACES, Ser 2016-M11, Cl AL
2.944%, 07/25/2039	114	100
FNMA ACES, Ser 2018-M15, Cl 1A2
3.700%, 01/25/2036	600	537
FNMA ACES, Ser 2019-M4, Cl A2
3.610%, 02/25/2031	301	278
FNMA ACES, Ser 2020-M6, Cl A
2.500%, 10/25/2037	163	138
FNMA ARM
6.081%, RFUCCT1Y + 1.581%, 01/01/2046(A)	1,011	1,028
6.049%, RFUCCT1Y + 1.578%, 06/01/2045(A)	423	432
5.809%, RFUCCT1Y + 1.559%, 12/01/2035(A)	8	7
4.648%, SOFR30A + 2.130%, 08/01/2052(A)	2,190	2,134
4.628%, SOFR30A + 2.123%, 08/01/2052(A)	2,157	2,078
4.618%, SOFR30A + 2.125%, 08/01/2052(A)	2,707	2,635
4.356%, SOFR30A + 2.125%, 07/01/2052(A)	2,429	2,349
4.205%, SOFR30A + 2.128%, 11/01/2052(A)	1,585	1,535
4.140%, SOFR30A + 2.132%, 10/01/2052(A)	4,691	4,537
4.123%, SOFR30A + 2.120%, 07/01/2052(A)	1,913	1,805
4.122%, SOFR30A + 2.120%, 09/01/2052(A)	1,900	1,837
3.962%, SOFR30A + 2.120%, 08/01/2052(A)	558	525
3.125%, RFUCCT1Y + 1.603%, 03/01/2050(A)	2,188	2,187
2.776%, RFUCCT1Y + 1.606%, 06/01/2050(A)	932	856
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	59	6
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/25/2033	85	12
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	240	37

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C1, IO
3.000%, 11/25/2026	$181	$4
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C17, IO
4.000%, 11/25/2041	290	53
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	173	5
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	283	54
FNMA Interest STRIPS CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	959	847
FNMA Interest STRIPS CMO, Ser 2012-414, Cl A35
3.500%, 10/25/2042	1,389	1,257
FNMA Interest STRIPS CMO, Ser 2022-427, Cl C21, IO
2.000%, 03/25/2050	2,429	295
FNMA Interest STRIPS CMO, Ser 2023-428, Cl C14, IO
2.500%, 01/25/2048	882	100
FNMA Interest STRIPS CMO, Ser 2023-436, Cl C32, IO
2.000%, 10/25/2052	3,359	422
FNMA Interest STRIPS CMO, Ser 2024-440, Cl C6, IO
2.000%, 10/25/2052	1,865	236
FNMA REMIC CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	8	8
FNMA REMIC CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	27	26
FNMA REMIC CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	7	7
FNMA REMIC CMO, Ser 2003-124, Cl TS
9.800%, 01/25/2034(A)	4	4
FNMA REMIC CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	168	169
FNMA REMIC CMO, Ser 2005-74, Cl CS
5.065%, 05/25/2035(A)	6	6
FNMA REMIC CMO, Ser 2006-104, Cl MI, IO
1.312%, 11/25/2036(A)	89	5
FNMA REMIC CMO, Ser 2006-125, Cl SM, IO
1.762%, 01/25/2037(A)	173	15
FNMA REMIC CMO, Ser 2006-33, Cl LS
5.678%, 05/25/2036(A)	27	29
FNMA REMIC CMO, Ser 2006-46, Cl SW
4.260%, 06/25/2036(A)	20	21
FNMA REMIC CMO, Ser 2006-51, Cl SP, IO
1.212%, 03/25/2036(A)	19	1

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2007-64, Cl FA
5.915%, SOFR30A + 0.584%, 07/25/2037(A)	$4	$4
FNMA REMIC CMO, Ser 2007-68, Cl SC, IO
1.262%, 07/25/2037(A)	66	6
FNMA REMIC CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	5	6
FNMA REMIC CMO, Ser 2009-103, Cl MB
6.423%, 12/25/2039(A)	35	35
FNMA REMIC CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037(B)	298	256
FNMA REMIC CMO, Ser 2010-107, Cl FB
5.848%, SOFR30A + 0.524%, 09/25/2040(A)	511	505
FNMA REMIC CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	651	635
FNMA REMIC CMO, Ser 2010-27, Cl AS, IO
1.042%, 04/25/2040(A)	281	27
FNMA REMIC CMO, Ser 2011-117, Cl FA
5.888%, SOFR30A + 0.564%, 11/25/2041(A)	1,038	1,026
FNMA REMIC CMO, Ser 2011-117, Cl AF
5.888%, SOFR30A + 0.564%, 11/25/2041(A)	447	442
FNMA REMIC CMO, Ser 2011-127, Cl FC
5.888%, SOFR30A + 0.564%, 12/25/2041(A)	479	473
FNMA REMIC CMO, Ser 2011-142, Cl EF
5.938%, SOFR30A + 0.614%, 01/25/2042(A)	545	541
FNMA REMIC CMO, Ser 2011-2, Cl WA
5.834%, 02/25/2051(A)	30	30
FNMA REMIC CMO, Ser 2011-75, Cl FA
5.988%, SOFR30A + 0.664%, 08/25/2041(A)	19	19
FNMA REMIC CMO, Ser 2011-96, Cl SA, IO
1.112%, 10/25/2041(A)	541	32
FNMA REMIC CMO, Ser 2012-106, Cl FA
5.778%, SOFR30A + 0.454%, 10/25/2042(A)	443	435
FNMA REMIC CMO, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	750	660
FNMA REMIC CMO, Ser 2012-12, Cl FA
5.938%, SOFR30A + 0.614%, 02/25/2042(A)	474	470
FNMA REMIC CMO, Ser 2012-133, Cl JF
5.788%, SOFR30A + 0.464%, 12/25/2042(A)	902	877
FNMA REMIC CMO, Ser 2012-133, Cl CS, IO
0.712%, 12/25/2042(A)	321	31
FNMA REMIC CMO, Ser 2012-134, Cl MS, IO
0.712%, 12/25/2042(A)	131	14

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2012-151, Cl NX
1.500%, 01/25/2043	$577	$475
FNMA REMIC CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	2	2
FNMA REMIC CMO, Ser 2012-35, Cl SC, IO
1.062%, 04/25/2042(A)	194	20
FNMA REMIC CMO, Ser 2012-35, Cl FL
5.938%, SOFR30A + 0.614%, 04/25/2042(A)	389	386
FNMA REMIC CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	202	206
FNMA REMIC CMO, Ser 2012-47, Cl JF
5.938%, SOFR30A + 0.614%, 05/25/2042(A)	640	635
FNMA REMIC CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042(B)	15	13
FNMA REMIC CMO, Ser 2012-74, Cl SA, IO
1.212%, 03/25/2042(A)	218	12
FNMA REMIC CMO, Ser 2012-75, Cl NS, IO
1.162%, 07/25/2042(A)	70	7
FNMA REMIC CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042(B)	30	26
FNMA REMIC CMO, Ser 2012-9, Cl FA
5.938%, SOFR30A + 0.614%, 02/25/2042(A)	364	361
FNMA REMIC CMO, Ser 2012-9, Cl WF
5.938%, SOFR30A + 0.614%, 02/25/2042(A)	373	370
FNMA REMIC CMO, Ser 2013-101, Cl BO, PO
0.000%, 10/25/2043(B)	504	370
FNMA REMIC CMO, Ser 2013-101, Cl CO, PO
0.000%, 10/25/2043(B)	1,088	787
FNMA REMIC CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	1,737	1,542
FNMA REMIC CMO, Ser 2013-124, Cl SB, IO
0.512%, 12/25/2043(A)	249	21
FNMA REMIC CMO, Ser 2013-15, Cl FA
5.788%, SOFR30A + 0.464%, 03/25/2043(A)	1,098	1,066
FNMA REMIC CMO, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	17	1
FNMA REMIC CMO, Ser 2013-43, Cl BP
1.750%, 05/25/2043	638	528
FNMA REMIC CMO, Ser 2013-54, Cl BS, IO
0.712%, 06/25/2043(A)	143	15
FNMA REMIC CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	481	498
FNMA REMIC CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	550	553
FNMA REMIC CMO, Ser 2014-17, Cl DY
3.500%, 04/25/2044	1,339	1,175
FNMA REMIC CMO, Ser 2014-25, Cl EL
3.000%, 05/25/2044	1,038	922

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2014-74, Cl PC
2.500%, 06/25/2044	$807	$736
FNMA REMIC CMO, Ser 2015-26, Cl GF
5.738%, SOFR30A + 0.414%, 05/25/2045(A)	1,597	1,549
FNMA REMIC CMO, Ser 2015-32, Cl FA
5.738%, SOFR30A + 0.414%, 05/25/2045(A)	989	957
FNMA REMIC CMO, Ser 2015-39, Cl LZ
3.000%, 06/25/2045	43	37
FNMA REMIC CMO, Ser 2015-48, Cl FB
5.738%, SOFR30A + 0.414%, 07/25/2045(A)	1,194	1,156
FNMA REMIC CMO, Ser 2015-65, Cl CZ
3.500%, 09/25/2045	543	445
FNMA REMIC CMO, Ser 2015-8, Cl AP
2.000%, 03/25/2045	1,840	1,583
FNMA REMIC CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	2,028	1,827
FNMA REMIC CMO, Ser 2016-11, Cl FG
5.788%, SOFR30A + 0.464%, 03/25/2046(A)	694	680
FNMA REMIC CMO, Ser 2016-11, Cl CF
5.788%, SOFR30A + 0.464%, 03/25/2046(A)	497	488
FNMA REMIC CMO, Ser 2016-19, Cl FD
5.838%, SOFR30A + 0.514%, 04/25/2046(A)	3,279	3,225
FNMA REMIC CMO, Ser 2016-22, Cl FA
5.838%, SOFR30A + 0.514%, 04/25/2046(A)	1,323	1,298
FNMA REMIC CMO, Ser 2016-22, Cl FG
5.838%, SOFR30A + 0.514%, 04/25/2046(A)	1,100	1,080
FNMA REMIC CMO, Ser 2016-3, Cl PL
2.500%, 02/25/2046	6,665	5,504
FNMA REMIC CMO, Ser 2016-37, Cl MJ
3.500%, 08/25/2043	46	45
FNMA REMIC CMO, Ser 2016-45, Cl PB
3.000%, 07/25/2046	723	533
FNMA REMIC CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	2,083	1,876
FNMA REMIC CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	3,402	2,787
FNMA REMIC CMO, Ser 2016-69, Cl BF
5.838%, SOFR30A + 0.514%, 10/25/2046(A)	1,057	1,040
FNMA REMIC CMO, Ser 2016-75, Cl FE
5.838%, SOFR30A + 0.514%, 10/25/2046(A)	820	807
FNMA REMIC CMO, Ser 2016-78, Cl FA
5.838%, SOFR30A + 0.514%, 03/25/2044(A)	534	525

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2016-79, Cl FH
5.838%, SOFR30A + 0.514%, 11/25/2046(A)	$813	$799
FNMA REMIC CMO, Ser 2016-82, Cl FH
5.838%, SOFR30A + 0.514%, 11/25/2046(A)	1,676	1,645
FNMA REMIC CMO, Ser 2016-82, Cl FE
5.838%, SOFR30A + 0.514%, 11/25/2046(A)	1,864	1,836
FNMA REMIC CMO, Ser 2016-84, Cl FB
5.838%, SOFR30A + 0.514%, 11/25/2046(A)	797	782
FNMA REMIC CMO, Ser 2016-86, Cl FE
5.838%, SOFR30A + 0.514%, 11/25/2046(A)	2,038	2,000
FNMA REMIC CMO, Ser 2016-88, Cl CF
5.888%, SOFR30A + 0.564%, 12/25/2046(A)	1,448	1,425
FNMA REMIC CMO, Ser 2016-91, Cl AF
5.838%, SOFR30A + 0.514%, 12/25/2046(A)	779	774
FNMA REMIC CMO, Ser 2017-12, Cl FD
5.838%, SOFR30A + 0.514%, 03/25/2047(A)	867	853
FNMA REMIC CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	701	629
FNMA REMIC CMO, Ser 2017-23, Cl FA
5.838%, SOFR30A + 0.514%, 04/25/2047(A)	917	900
FNMA REMIC CMO, Ser 2017-24, Cl PG
2.625%, 04/25/2047	2,863	2,418
FNMA REMIC CMO, Ser 2017-26, Cl FA
5.788%, SOFR30A + 0.464%, 04/25/2047(A)	2,255	2,218
FNMA REMIC CMO, Ser 2017-76, Cl SB, IO
0.662%, 10/25/2057(A)	1,026	106
FNMA REMIC CMO, Ser 2017-78, Cl FC
5.788%, SOFR30A + 0.464%, 10/25/2047(A)	1,135	1,101
FNMA REMIC CMO, Ser 2017-79, Cl FB
5.688%, SOFR30A + 0.364%, 10/25/2047(A)	1,763	1,745
FNMA REMIC CMO, Ser 2017-85, Cl SC, IO
0.762%, 11/25/2047(A)	306	26
FNMA REMIC CMO, Ser 2017-9, Cl DF
5.838%, SOFR30A + 0.514%, 03/25/2047(A)	709	697
FNMA REMIC CMO, Ser 2017-9, Cl BF
5.838%, SOFR30A + 0.514%, 03/25/2047(A)	1,001	983
FNMA REMIC CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	1,299	1,200

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2018-36, Cl FD
5.688%, SOFR30A + 0.364%, 06/25/2048(A)	$1,832	$1,809
FNMA REMIC CMO, Ser 2018-38, Cl PA
3.500%, 06/25/2047	558	531
FNMA REMIC CMO, Ser 2018-38, Cl MA
3.300%, 06/25/2048	1,518	1,397
FNMA REMIC CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	1,007	870
FNMA REMIC CMO, Ser 2018-45, Cl TM
3.000%, 06/25/2048	1,196	1,041
FNMA REMIC CMO, Ser 2018-55, Cl GA
3.375%, 08/25/2048	1,134	1,043
FNMA REMIC CMO, Ser 2018-64, Cl A
3.000%, 09/25/2048	1,006	855
FNMA REMIC CMO, Ser 2018-74, Cl AB
3.500%, 10/25/2048	253	227
FNMA REMIC CMO, Ser 2018-8, Cl KL
2.500%, 03/25/2047	697	600
FNMA REMIC CMO, Ser 2018-85, Cl EA
3.500%, 12/25/2048	852	800
FNMA REMIC CMO, Ser 2018-86, Cl JA
4.000%, 05/25/2047	77	75
FNMA REMIC CMO, Ser 2019-1, Cl AB
3.500%, 02/25/2049	588	527
FNMA REMIC CMO, Ser 2019-13, Cl PE
3.000%, 03/25/2049	682	598
FNMA REMIC CMO, Ser 2019-15, Cl FA
5.938%, SOFR30A + 0.614%, 04/25/2049(A)	614	599
FNMA REMIC CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	1,386	1,243
FNMA REMIC CMO, Ser 2019-41, Cl FG
5.938%, SOFR30A + 0.614%, 08/25/2059(A)	1,423	1,385
FNMA REMIC CMO, Ser 2019-43, Cl FC
5.838%, SOFR30A + 0.514%, 08/25/2049(A)	1,184	1,152
FNMA REMIC CMO, Ser 2019-45, Cl PA
3.000%, 08/25/2049	385	330
FNMA REMIC CMO, Ser 2019-52, Cl PA
3.000%, 09/25/2049	117	100
FNMA REMIC CMO, Ser 2019-67, Cl FB
5.888%, SOFR30A + 0.564%, 11/25/2049(A)	618	602
FNMA REMIC CMO, Ser 2019-79, Cl FA
5.938%, SOFR30A + 0.614%, 01/25/2050(A)	1,798	1,754
FNMA REMIC CMO, Ser 2020-25, Cl BI, IO
3.500%, 01/25/2047	1,399	254
FNMA REMIC CMO, Ser 2020-37, Cl DA
1.500%, 06/25/2050	601	512

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2020-45, Cl JL
3.000%, 07/25/2040	$2,012	$1,802
FNMA REMIC CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	757	434
FNMA REMIC CMO, Ser 2020-48, Cl DA
2.000%, 07/25/2050	2,656	2,167
FNMA REMIC CMO, Ser 2020-48, Cl AB
2.000%, 07/25/2050	870	698
FNMA REMIC CMO, Ser 2020-56, Cl DI, IO
2.500%, 08/25/2050	587	94
FNMA REMIC CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	1,600	1,204
FNMA REMIC CMO, Ser 2020-57, Cl LJ
2.000%, 08/25/2050	1,271	879
FNMA REMIC CMO, Ser 2020-57, Cl TA
2.000%, 04/25/2050	1,699	1,440
FNMA REMIC CMO, Ser 2020-59, Cl NC
3.000%, 08/25/2040	1,261	1,124
FNMA REMIC CMO, Ser 2020-61, Cl NI, IO
3.500%, 09/25/2050	614	102
FNMA REMIC CMO, Ser 2020-62, Cl AI, IO
2.500%, 09/25/2050	688	107
FNMA REMIC CMO, Ser 2020-64, Cl IB, IO
4.000%, 09/25/2050	1,884	383
FNMA REMIC CMO, Ser 2020-65, Cl DI, IO
4.000%, 09/25/2050	2,303	464
FNMA REMIC CMO, Ser 2020-65, Cl EI, IO
4.000%, 09/25/2050	3,417	658
FNMA REMIC CMO, Ser 2020-73, Cl KI, IO
3.000%, 10/25/2050	600	111
FNMA REMIC CMO, Ser 2020-74, Cl EI, IO
2.500%, 10/25/2050	437	73
FNMA REMIC CMO, Ser 2020-89, Cl DI, IO
2.500%, 12/25/2050	2,233	336
FNMA REMIC CMO, Ser 2020-97, Cl AI, IO
2.000%, 01/25/2051	2,374	325
FNMA REMIC CMO, Ser 2021-1, Cl IG, IO
2.500%, 02/25/2051	1,630	275
FNMA REMIC CMO, Ser 2021-22, Cl MN
2.750%, 10/25/2050	1,405	1,224
FNMA REMIC CMO, Ser 2021-26, Cl BD
1.750%, 05/25/2051	773	659
FNMA REMIC CMO, Ser 2021-27, Cl EC
1.500%, 05/25/2051	3,792	2,963
FNMA REMIC CMO, Ser 2021-3, Cl NI, IO
2.500%, 02/25/2051	712	106
FNMA REMIC CMO, Ser 2021-3, Cl QI, IO
2.500%, 02/25/2051	2,263	362
FNMA REMIC CMO, Ser 2021-33, Cl AI, IO
2.500%, 05/25/2047	1,831	248
FNMA REMIC CMO, Ser 2021-33, Cl AV
2.500%, 03/25/2048	571	411

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2021-4, Cl GI, IO
3.000%, 02/25/2051	$644	$110
FNMA REMIC CMO, Ser 2021-42, Cl AC
2.000%, 02/25/2051	1,121	935
FNMA REMIC CMO, Ser 2021-42, Cl DC
2.000%, 11/25/2050	2,662	2,202
FNMA REMIC CMO, Ser 2021-43, Cl IO, IO
2.500%, 06/25/2051	2,870	443
FNMA REMIC CMO, Ser 2021-44, Cl MI, IO
2.500%, 07/25/2051	892	154
FNMA REMIC CMO, Ser 2021-52, Cl CI, IO
2.500%, 12/25/2047	820	112
FNMA REMIC CMO, Ser 2021-61, Cl KI, IO
2.500%, 04/25/2049	1,532	220
FNMA REMIC CMO, Ser 2021-62, Cl GI, IO
2.500%, 10/25/2047	779	114
FNMA REMIC CMO, Ser 2021-65, Cl JA
2.000%, 01/25/2046	493	421
FNMA REMIC CMO, Ser 2021-73, Cl DJ
2.000%, 03/25/2049	1,502	1,236
FNMA REMIC CMO, Ser 2021-73, Cl A
2.500%, 11/25/2049	1,501	1,278
FNMA REMIC CMO, Ser 2021-76, Cl KB
1.250%, 11/25/2051	655	522
FNMA REMIC CMO, Ser 2021-77, Cl WI, IO
3.000%, 08/25/2050	1,371	215
FNMA REMIC CMO, Ser 2021-78, Cl ND
1.500%, 11/25/2051	2,133	1,680
FNMA REMIC CMO, Ser 2021-86, Cl MA
2.500%, 11/25/2047	2,416	2,109
FNMA REMIC CMO, Ser 2021-89, Cl AI, IO
2.500%, 04/25/2048	891	132
FNMA REMIC CMO, Ser 2021-91, Cl AB
2.500%, 09/25/2049	1,426	1,220
FNMA REMIC CMO, Ser 2021-95, Cl MA
2.500%, 04/25/2050	1,747	1,456
FNMA REMIC CMO, Ser 2021-96, Cl AH
2.500%, 03/25/2049	1,524	1,295
FNMA REMIC CMO, Ser 2022-11, Cl D
3.000%, 01/25/2050	1,526	1,354
FNMA REMIC CMO, Ser 2022-18, Cl DL
3.250%, 07/25/2046	1,965	1,776
FNMA REMIC CMO, Ser 2022-18, Cl PI, IO
4.000%, 11/25/2051	991	216
FNMA REMIC CMO, Ser 2022-22, Cl IO, IO
2.500%, 10/25/2051	1,975	333
FNMA REMIC CMO, Ser 2022-28, Cl CA
2.000%, 01/25/2048	1,449	1,254
FNMA REMIC CMO, Ser 2022-3, Cl N
2.000%, 10/25/2047	4,149	3,500
FNMA REMIC CMO, Ser 2022-4, Cl MH
3.000%, 09/25/2048	1,585	1,425

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2022-49, Cl NQ
3.000%, 02/25/2052	$744	$634
FNMA REMIC CMO, Ser 2022-57, Cl BC
4.000%, 09/25/2052	166	154
FNMA REMIC CMO, Ser 2022-86, Cl IO, IO
2.500%, 05/25/2050	1,473	207
FNMA REMIC CMO, Ser 2022-89, Cl AY
3.000%, 02/25/2048	1,602	1,300
FNMA REMIC CMO, Ser 2022-9, Cl DJ
3.250%, 03/25/2049	1,097	987
FNMA REMIC CMO, Ser 2023-14, Cl EJ
2.750%, 04/25/2049	1,385	1,233
FNMA REMIC CMO, Ser 2023-2, Cl CI, IO
2.000%, 10/25/2050	4,698	572
FNMA REMIC CMO, Ser 2023-37, Cl FH
5.838%, SOFR30A + 0.514%, 01/25/2050(A)	2,416	2,353
FNMA REMIC CMO, Ser 2023-38, Cl FC
5.988%, SOFR30A + 0.664%, 06/25/2040(A)	1,545	1,531
FNMA REMIC CMO, Ser 2024-26, Cl KY
3.000%, 12/25/2043	1,256	1,033
FNMA REMIC CMO, Ser 2024-5, Cl DI, IO
3.000%, 10/25/2051	3,241	592
FNMA TBA
6.500%, 06/15/2054	14,800	15,042
6.000%, 06/15/2054	35,500	35,549
5.500%, 06/15/2054	32,395	31,870
5.000%, 06/01/2038 to 07/15/2054	51,615	49,669
4.500%, 07/15/2054	42,900	40,174
4.000%, 07/13/2039	57,050	51,790
3.500%, 07/01/2041	23,225	20,369
3.000%, 06/15/2054	26,775	22,512
2.500%, 06/15/2054	18,790	15,170
2.000%, 06/15/2054	25,325	19,534
GNMA
7.000%, 04/15/2026 to 10/15/2032	224	225
6.500%, 01/15/2026 to 01/20/2054	13,038	13,381
6.000%, 09/15/2028 to 02/20/2054	18,993	19,324
5.500%, 11/20/2052 to 08/20/2053	16,719	16,643
5.000%, 10/15/2039 to 08/20/2053	15,019	14,675
4.700%, 09/20/2061(A)	49	48
4.500%, 01/20/2040 to 10/20/2052	26,792	25,535
4.375%, 01/20/2069(A)	6	6
4.000%, 10/20/2044 to 10/20/2052	21,160	19,643
3.500%, 06/20/2044 to 02/20/2053	25,315	22,807
3.000%, 09/15/2042 to 04/20/2053	54,177	47,040
2.500%, 12/20/2037 to 01/20/2052	32,460	27,155
2.000%, 08/20/2050 to 10/20/2051	57,967	45,928
GNMA ARM
6.430%, H15T1Y + 1.440%, 01/20/2060(A)	87	87

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
3.625%, H15T1Y + 1.500%, 07/20/2034(A)	$3	$3
GNMA CMO, Ser 2005-7, Cl JM
4.763%, 05/18/2034(A)	–	–
GNMA CMO, Ser 2006-16, Cl GS, IO
1.555%, 04/20/2036(A)	197	16
GNMA CMO, Ser 2007-78, Cl SA, IO
1.096%, 12/16/2037(A)	1,328	48
GNMA CMO, Ser 2009-106, Cl KS, IO
0.965%, 11/20/2039(A)	1,303	87
GNMA CMO, Ser 2009-66, Cl XS, IO
1.366%, 07/16/2039(A)	6	–
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	824	851
GNMA CMO, Ser 2009-8, Cl PS, IO
0.866%, 08/16/2038(A)	2	–
GNMA CMO, Ser 2010-163, Cl NC
4.000%, 12/20/2040	1,172	1,126
GNMA CMO, Ser 2010-4, Cl NS, IO
0.956%, 01/16/2040(A)	1,998	164
GNMA CMO, Ser 2010-4, Cl SL, IO
0.966%, 01/16/2040(A)	42	4
GNMA CMO, Ser 2010-85, Cl HS, IO
1.215%, 01/20/2040(A)	4	–
GNMA CMO, Ser 2010-H10, Cl FC
6.447%, TSFR1M + 1.114%, 05/20/2060(A)	452	454
GNMA CMO, Ser 2010-H26, Cl LF
5.789%, TSFR1M + 0.464%, 08/20/2058(A)	581	579
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	23	4
GNMA CMO, Ser 2011-H09, Cl AF
5.939%, TSFR1M + 0.614%, 03/20/2061(A)	164	164
GNMA CMO, Ser 2012-112, Cl IO, IO
0.108%, 02/16/2053(A)	2,093	7
GNMA CMO, Ser 2012-124, Cl AS, IO
0.766%, 10/16/2042(A)	274	26
GNMA CMO, Ser 2012-142, Cl IO, IO
0.176%, 04/16/2054(A)	5,173	15
GNMA CMO, Ser 2012-27, Cl IO, IO
0.223%, 04/16/2053(A)	2,471	5
GNMA CMO, Ser 2012-98, Cl SA, IO
0.666%, 08/16/2042(A)	218	20
GNMA CMO, Ser 2012-H07, Cl KI, IO
1.368%, 03/20/2062(A)	369	27
GNMA CMO, Ser 2013-107, Cl AD
2.803%, 11/16/2047(A)	296	259
GNMA CMO, Ser 2013-152, Cl HA
2.500%, 06/20/2043	1,309	1,165
GNMA CMO, Ser 2013-163, Cl IO, IO
1.007%, 02/16/2046(A)	1,237	16

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2013-H01, Cl JA
5.759%, TSFR1M + 0.434%, 01/20/2063(A)	$105	$104
GNMA CMO, Ser 2013-H01, Cl TA
5.939%, TSFR1M + 0.614%, 01/20/2063(A)	4	4
GNMA CMO, Ser 2014-181, Cl L
3.000%, 12/20/2044	856	745
GNMA CMO, Ser 2014-186, Cl IO, IO
0.371%, 08/16/2054(A)	1,749	17
GNMA CMO, Ser 2014-47, Cl IA, IO
0.155%, 02/16/2048(A)	310	1
GNMA CMO, Ser 2014-50, Cl IO, IO
0.627%, 09/16/2055(A)	1,668	41
GNMA CMO, Ser 2014-H04, Cl FB
6.089%, TSFR1M + 0.764%, 02/20/2064(A)	230	230
GNMA CMO, Ser 2015-144, Cl CA
2.500%, 10/20/2045	1,384	1,175
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	161	29
GNMA CMO, Ser 2016-128, Cl IO, IO
0.857%, 09/16/2056(A)	2,162	92
GNMA CMO, Ser 2016-135, Cl SB, IO
0.666%, 10/16/2046(A)	656	80
GNMA CMO, Ser 2016-136, Cl A
3.000%, 07/20/2044	700	603
GNMA CMO, Ser 2016-84, Cl IG, IO
4.500%, 11/16/2045	82	15
GNMA CMO, Ser 2016-93, Cl AB
1.750%, 07/20/2044	1,559	1,215
GNMA CMO, Ser 2016-99, Cl TL
2.000%, 04/16/2044	1,402	1,102
GNMA CMO, Ser 2017-135, Cl AG
2.600%, 08/16/2058	566	475
GNMA CMO, Ser 2017-139, Cl GA
3.000%, 09/20/2047	3,062	2,697
GNMA CMO, Ser 2017-145, Cl IO, IO
0.505%, 04/16/2057(A)	1,574	46
GNMA CMO, Ser 2017-157, Cl IO, IO
0.519%, 12/16/2059(A)	798	27
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	655	588
GNMA CMO, Ser 2017-171, Cl IO, IO
0.654%, 09/16/2059(A)	5,368	216
GNMA CMO, Ser 2017-190, Cl IO, IO
0.619%, 03/16/2060(A)	1,402	51
GNMA CMO, Ser 2017-53, Cl IO, IO
0.528%, 11/16/2056(A)	8,665	258
GNMA CMO, Ser 2017-7, Cl IO, IO
0.565%, 12/16/2058(A)	6,436	199
GNMA CMO, Ser 2017-8, Cl IO, IO
0.447%, 08/16/2058(A)	1,200	29

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2018-168, Cl PA
4.000%, 08/20/2048	$161	$149
GNMA CMO, Ser 2018-65, Cl DC
3.500%, 05/20/2048	1,042	913
GNMA CMO, Ser 2018-H06, Cl PF
5.739%, TSFR1M + 0.414%, 02/20/2068(A)	176	175
GNMA CMO, Ser 2018-H07, Cl FD
5.739%, TSFR1M + 0.414%, 05/20/2068(A)	363	363
GNMA CMO, Ser 2019-15, Cl GT
3.500%, 02/20/2049	748	667
GNMA CMO, Ser 2019-18, Cl TP
3.500%, 02/20/2049	87	77
GNMA CMO, Ser 2019-71, Cl PT
3.000%, 06/20/2049	57	50
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	251	219
GNMA CMO, Ser 2020-103, Cl AD
1.450%, 01/16/2063	1,441	1,063
GNMA CMO, Ser 2020-109, Cl AI, IO
0.838%, 05/16/2060(A)	2,144	124
GNMA CMO, Ser 2020-123, Cl IL, IO
2.500%, 08/20/2050	261	35
GNMA CMO, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	933	126
GNMA CMO, Ser 2020-127, Cl IN, IO
2.500%, 08/20/2050	424	58
GNMA CMO, Ser 2020-129, Cl IE, IO
2.500%, 09/20/2050	367	50
GNMA CMO, Ser 2020-133, Cl GA
1.000%, 09/20/2050	1,581	1,306
GNMA CMO, Ser 2020-138, Cl LE
1.500%, 09/20/2050	3,595	2,777
GNMA CMO, Ser 2020-160, Cl IH, IO
2.500%, 10/20/2050	304	42
GNMA CMO, Ser 2020-160, Cl VI, IO
2.500%, 10/20/2050	439	60
GNMA CMO, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	1,397	186
GNMA CMO, Ser 2020-173, Cl MI, IO
2.500%, 11/20/2050	6,107	855
GNMA CMO, Ser 2020-181, Cl WI, IO
2.000%, 12/20/2050	3,134	343
GNMA CMO, Ser 2020-184, Cl IO, IO
0.913%, 11/16/2060(A)	2,771	177
GNMA CMO, Ser 2020-187, Cl MI, IO
3.000%, 12/20/2050	706	122
GNMA CMO, Ser 2020-41, Cl IO, IO
0.583%, 07/16/2058(A)	436	11
GNMA CMO, Ser 2020-47, Cl MI, IO
3.500%, 04/20/2050	697	125

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2020-47, Cl NI, IO
3.500%, 04/20/2050	$266	$48
GNMA CMO, Ser 2020-68, Cl IO, IO
1.615%, 05/16/2060(A)	4,389	479
GNMA CMO, Ser 2020-89, Cl IA, IO
1.167%, 04/16/2062(A)	3,047	242
GNMA CMO, Ser 2020-H09, Cl FL
6.589%, TSFR1M + 1.264%, 05/20/2070(A)	828	832
GNMA CMO, Ser 2020-H09, Cl NF
6.689%, TSFR1M + 1.364%, 04/20/2070(A)	186	188
GNMA CMO, Ser 2020-H12, Cl F
5.939%, TSFR1M + 0.614%, 07/20/2070(A)	98	96
GNMA CMO, Ser 2020-H13, Cl FA
5.889%, TSFR1M + 0.564%, 07/20/2070(A)	558	546
GNMA CMO, Ser 2020-H20, Cl FA
5.789%, TSFR1M + 0.464%, 04/20/2070(A)	169	165
GNMA CMO, Ser 2021-11, Cl IX, IO
1.160%, 12/16/2062(A)	3,017	242
GNMA CMO, Ser 2021-115, Cl MI, IO
2.500%, 05/20/2051	518	56
GNMA CMO, Ser 2021-138, Cl IK, IO
3.000%, 07/20/2051	885	131
GNMA CMO, Ser 2021-14, Cl IO, IO
1.326%, 06/16/2063(A)	5,284	486
GNMA CMO, Ser 2021-14, Cl AB
1.340%, 06/16/2063	1,143	833
GNMA CMO, Ser 2021-147, Cl KI
1.144%, 06/16/2061(A)	5,209	412
GNMA CMO, Ser 2021-169, Cl IO, IO
1.112%, 06/16/2061(A)	2,894	231
GNMA CMO, Ser 2021-181, Cl IO, IO
0.970%, 07/16/2063(A)	3,163	223
GNMA CMO, Ser 2021-188, Cl PA
2.000%, 10/20/2051	67	53
GNMA CMO, Ser 2021-21, Cl AH
1.400%, 06/16/2063	2,148	1,575
GNMA CMO, Ser 2021-215, Cl GA
2.000%, 12/20/2051	842	704
GNMA CMO, Ser 2021-218, Cl IO, IO
0.964%, 10/16/2061(A)	2,811	200
GNMA CMO, Ser 2021-223, Cl P
2.000%, 06/20/2051	1,925	1,644
GNMA CMO, Ser 2021-227, Cl E
2.500%, 07/20/2050	6,011	5,073
GNMA CMO, Ser 2021-26, Cl AI, IO
2.000%, 02/20/2051	969	118
GNMA CMO, Ser 2021-27, Cl CW
5.001%, 02/20/2051(A)	786	746

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2021-27, Cl BD
5.000%, 02/20/2051	$1,118	$1,074
GNMA CMO, Ser 2021-27, Cl NT
5.000%, 02/20/2051	1,264	1,178
GNMA CMO, Ser 2021-27, Cl Q
5.000%, 02/20/2051	1,113	1,039
GNMA CMO, Ser 2021-29, Cl TI, IO
2.500%, 02/20/2051	980	167
GNMA CMO, Ser 2021-29, Cl AG
5.000%, 02/20/2051	143	138
GNMA CMO, Ser 2021-37, Cl IO, IO
0.804%, 01/16/2061(A)	2,810	156
GNMA CMO, Ser 2021-5, Cl IO, IO
1.112%, 01/16/2061(A)	4,530	353
GNMA CMO, Ser 2021-54, Cl IO, IO
1.598%, 09/16/2063(A)	2,589	287
GNMA CMO, Ser 2021-60, Cl IO, IO
0.826%, 05/16/2063(A)	2,231	134
GNMA CMO, Ser 2021-68, Cl IO, IO
0.873%, 10/16/2062(A)	2,734	170
GNMA CMO, Ser 2021-77, Cl LC
1.250%, 07/20/2050	115	88
GNMA CMO, Ser 2021-8, Cl CY
5.000%, 01/20/2051	550	532
GNMA CMO, Ser 2021-8, Cl AQ
5.000%, 01/20/2051	143	139
GNMA CMO, Ser 2021-94, Cl IO, IO
0.832%, 02/16/2063(A)	3,285	205
GNMA CMO, Ser 2021-96, Cl VI, IO
2.500%, 06/20/2051	2,143	283
GNMA CMO, Ser 2022-107, Cl C
2.500%, 06/20/2051	5,113	4,151
GNMA CMO, Ser 2022-153, Cl KA
4.000%, 12/20/2049	1,330	1,261
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	1,546	1,254
GNMA CMO, Ser 2022-191, Cl BY
4.000%, 08/20/2041	6,632	6,120
GNMA CMO, Ser 2022-191, Cl B
4.000%, 06/20/2041	6,076	5,592
GNMA CMO, Ser 2022-196, Cl BE
3.000%, 10/16/2064(A)	1,100	795
GNMA CMO, Ser 2022-197, Cl LF
6.023%, SOFR30A + 0.700%, 11/20/2052(A)	4,684	4,644
GNMA CMO, Ser 2022-205, Cl A
2.000%, 09/20/2051	1,911	1,494
GNMA CMO, Ser 2022-210, Cl IO, IO
0.698%, 07/16/2064(A)	1,475	90
GNMA CMO, Ser 2022-216, Cl IO, IO
0.749%, 07/16/2065(A)	1,484	94
GNMA CMO, Ser 2022-220, Cl E
3.000%, 10/16/2064(A)	900	652

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2022-3, Cl B
1.850%, 02/16/2061	$400	$197
GNMA CMO, Ser 2022-3, Cl IO, IO
0.640%, 02/16/2061(A)	1,531	73
GNMA CMO, Ser 2022-31, Cl GH
2.500%, 12/20/2049	3,292	2,830
GNMA CMO, Ser 2022-34, Cl DN
3.500%, 09/20/2041	2,473	2,246
GNMA CMO, Ser 2022-4, Cl Z
1.900%, 03/16/2064	209	88
GNMA CMO, Ser 2022-5, Cl BA
2.000%, 10/20/2049	6,053	5,030
GNMA CMO, Ser 2022-50, Cl CA
3.000%, 03/20/2052	4,436	3,838
GNMA CMO, Ser 2022-59, Cl IO, IO
0.571%, 02/16/2062(A)	3,367	158
GNMA CMO, Ser 2022-66, Cl CG
3.500%, 04/20/2052	2,837	2,615
GNMA CMO, Ser 2022-81, Cl CI, IO
3.000%, 09/20/2050	1,531	215
GNMA CMO, Ser 2022-82, Cl Z
2.000%, 02/16/2064	1,353	714
GNMA CMO, Ser 2022-84, Cl A
2.500%, 01/20/2052	11,376	9,235
GNMA CMO, Ser 2022-99, Cl JW
2.500%, 01/20/2052	400	314
GNMA CMO, Ser 2023-130, Cl IO, IO
4.000%, 08/20/2047	1,488	274
GNMA CMO, Ser 2023-134, Cl F
6.323%, SOFR30A + 1.000%, 08/20/2053(A)	1,642	1,637
GNMA CMO, Ser 2023-179, Cl IO, IO
0.611%, 09/16/2063(A)	16,309	681
GNMA CMO, Ser 2023-196, Cl E
3.000%, 09/20/2048	1,797	1,638
GNMA CMO, Ser 2023-92, Cl IA, IO
0.611%, 06/16/2064(A)	3,999	230
GNMA CMO, Ser 2023-92, Cl AH
2.000%, 06/16/2064	4,499	3,424
GNMA CMO, Ser 2024-30, Cl CF
6.500%, SOFR30A + 1.250%, 02/20/2054(A)	192	192
GNMA CMO, Ser 2024-45, Cl BD
2.000%, 03/20/2054	985	859
GNMA TBA
6.500%, 08/15/2036 to 06/15/2054	11,700	11,866
5.500%, 06/15/2054 to 07/15/2054	14,525	14,403
5.000%, 06/15/2040	26,450	25,670
4.500%, 06/01/2039	18,675	17,656

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
2.500%, 06/15/2054	$30,600	$25,504

		2,648,758
Non-Agency Mortgage-Backed Obligations — 5.5%
American Home Mortgage Investment Trust, Ser 2005-1, Cl 1A2
5.991%, TSFR1M + 0.674%, 06/25/2045(A)	39	39
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(C)	374	342
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(A)(C)	130	121
Angel Oak Mortgage Trust, Ser 2021-6, Cl A1
1.458%, 09/25/2066(A)(C)	1,076	867
Angel Oak Mortgage Trust, Ser 2021-7, Cl A3
2.337%, 10/25/2066(A)(C)	681	563
Angel Oak Mortgage Trust, Ser 2022-2, Cl A1
3.353%, 01/25/2067(A)(C)	8,273	7,559
Angel Oak Mortgage Trust, Ser 2022-3, Cl A1
4.000%, 01/25/2067(C)	3,108	2,887
Arbor Multifamily Mortgage Securities Trust, Ser 2021-MF2, Cl B
2.560%, 06/15/2054(A)(C)	1,205	959
AREIT Trust, Ser 2022-CRE6, Cl A
6.573%, SOFR30A + 1.250%, 01/20/2037(A)(C)	1,714	1,703
AREIT Trust, Ser 2022-CRE7, Cl A
7.563%, TSFR1M + 2.242%, 06/17/2039(A)(C)	2,110	2,124
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.091%, 08/10/2038(A)(C)	2,640	2,425
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
3.506%, 11/25/2021(A)	6	4
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
5.248%, 04/25/2037(A)	35	29
Banc of America Funding Trust, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	5	5
Banc of America Funding Trust, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	25	23
Banc of America Funding Trust, Ser 2005-B, Cl 2A1
4.848%, 04/20/2035(A)	392	337
BANK, Ser 2017-BNK5, Cl A4
3.131%, 06/15/2060	1,130	1,057

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BANK, Ser 2019-BN19, Cl A3
3.183%, 08/15/2061	$385	$334
BANK, Ser 2019-BN23, Cl A3
2.920%, 12/15/2052	685	602
BANK, Ser 2022-BNK40, Cl A4
3.393%, 03/15/2064(A)	1,240	1,083
BANK5 Trust, Ser 2024-5YR6, Cl A3
6.225%, 05/15/2057	1,683	1,733
Bayview MSR Opportunity Master Fund Trust, Ser 2021-5, Cl A5
2.500%, 11/25/2051(A)(C)	5,886	5,044
BBCMS Mortgage Trust, Ser 2018-C2, Cl ASB
4.236%, 12/15/2051	438	425
BBCMS Mortgage Trust, Ser 2020-C6, Cl A2
2.690%, 02/15/2053	1,205	1,136
BBCMS Mortgage Trust, Ser 2022-C18, Cl A5
5.710%, 12/15/2055(A)	1,760	1,796
BBCMS Mortgage Trust, Ser 2024-C26, Cl A5
5.829%, 05/15/2057	671	695
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035(C)	969	915
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
4.573%, 05/25/2034(A)	10	9
Benchmark Mortgage Trust, Ser 2022-B33, Cl A5
3.458%, 03/15/2055	1,490	1,307
Benchmark Mortgage Trust, Ser 2022-B35, Cl AS
4.444%, 05/15/2055(A)	975	866
Benchmark Mortgage Trust, Ser 2022-B35, Cl A5
4.444%, 05/15/2055(A)	970	891
Benchmark Mortgage Trust, Ser 2024-V7, Cl A3
6.228%, 05/15/2056(A)	2,010	2,071
BMO Mortgage Trust, Ser 2022-C1, Cl A1
2.198%, 02/15/2055	956	913
BMO Mortgage Trust, Ser 2024-5C4, Cl A3
6.526%, 05/15/2057(A)	1,420	1,482
BMO Mortgage Trust, Ser 2024-C8, Cl A5
5.598%, 03/15/2057(A)	825	837
BMP, Ser 2024-MF23, Cl A
6.692%, TSFR1M + 1.372%, 06/15/2041(A)(C)	3,210	3,202
BPR Trust, Ser 2021-TY, Cl A
6.482%, TSFR1M + 1.164%, 09/15/2038(A)(C)	745	740
BPR Trust, Ser 2022-STAR, Cl A
8.549%, TSFR1M + 3.232%, 08/15/2039(A)(C)	4,600	4,610

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BRAVO Residential Funding Trust, Ser 2022-NQM1, Cl A1
3.626%, 09/25/2061(A)(C)	$727	$681
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049(C)(D)	614	579
Bunker Hill Loan Depositary Trust, Ser 2019-3, Cl A1
2.724%, 11/25/2059(C)(D)	223	217
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl A
6.102%, TSFR1M + 0.784%, 06/15/2038(A)(C)	1,149	1,141
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl C
6.531%, TSFR1M + 1.214%, 09/15/2036(A)(C)	3,225	3,193
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
6.131%, TSFR1M + 0.814%, 09/15/2036(A)(C)	4,941	4,907
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl A
6.120%, TSFR1M + 0.803%, 10/15/2038(A)(C)	4,647	4,607
BX Commercial Mortgage Trust, Ser 2023-XL3, Cl A
7.078%, TSFR1M + 1.761%, 12/09/2040(A)(C)	1,500	1,509
BX Commercial Mortgage Trust, Ser 2024-XL5, Cl A
6.708%, TSFR1M + 1.392%, 03/15/2041(A)(C)	1,180	1,180
BX Trust, Ser 2019-MMP, Cl A
6.361%, TSFR1M + 1.044%, 08/15/2036(A)(C)	796	785
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041(C)	1,945	1,718
BX Trust, Ser 2021-ARIA, Cl B
6.729%, TSFR1M + 1.411%, 10/15/2036(A)(C)	3,641	3,599
BX Trust, Ser 2021-ARIA, Cl A
6.331%, TSFR1M + 1.014%, 10/15/2036(A)(C)	4,760	4,718
BX Trust, Ser 2021-BXMF, Cl A
6.067%, TSFR1M + 0.750%, 10/15/2026(A)(C)	2,008	1,988
BX Trust, Ser 2024-VLT4, Cl B
7.261%, TSFR1M + 1.941%, 07/15/2029(A)(C)	2,400	2,394
BX, Ser 2024-PALM, Cl A
6.841%, TSFR1M + 1.541%, 06/15/2037(A)(C)	2,870	2,863

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl A
6.684%, TSFR1M + 1.367%, 12/15/2037(A)(C)	$1,400	$1,401
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046(A)(C)	54	–
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	1,240	1,143
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	401	390
Chase Home Lending Mortgage Trust Series, Ser 2024-3, Cl A4
6.000%, 02/25/2055(A)(C)	2,145	2,119
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 9A1
5.927%, 02/25/2037(A)	9	9
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 2A1
5.623%, 02/25/2037(A)	10	10
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 1A1
6.516%, 06/25/2035(A)	14	13
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2003-4X, Cl A2
6.219%, TSFR1M + 0.894%, 10/25/2034(A)	308	291
CIM Trust, Ser 2018-INV1, Cl A4
4.000%, 08/25/2048(A)(C)	110	99
CIM Trust, Ser 2021-INV1, Cl A2
2.500%, 07/01/2051(A)(C)	14,765	11,590
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	880	872
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl A4
3.458%, 12/10/2049	355	338
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	4,120	3,618
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
6.240%, 09/25/2033(A)	12	12
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
6.230%, 08/25/2034(A)	8	7
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
5.682%, 09/25/2033(A)(C)	19	18
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(C)	1,438	1,153

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(C)	$1,507	$1,228
COLT Mortgage Loan Trust, Ser 2022-2, Cl A1
2.994%, 02/25/2067(C)(D)	1,538	1,396
Commercial Mortgage Pass-Through Certificates, Ser 2014-CR14, Cl B
3.711%, 02/10/2047(A)	345	327
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	510	497
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS4, Cl A4
3.420%, 08/10/2047	415	414
Commercial Mortgage Pass-Through Certificates, Ser 2015CR26, Cl C
4.464%, 10/10/2048(A)	1,680	1,576
Commercial Mortgage Pass-Through Certificates, Ser 2015-CR27, Cl A3
3.349%, 10/10/2048	3,878	3,778
Commercial Mortgage Pass-Through Certificates, Ser 2015-LC19, Cl XA, IO
1.079%, 02/10/2048(A)	14,273	26
Commercial Mortgage Pass-Through Certificates, Ser 2015-LC23, Cl A3
3.521%, 10/10/2048	772	757
Commercial Mortgage Pass-Through Certificates, Ser 2017-PANW, Cl A
3.244%, 10/10/2029(C)	1,780	1,638
Commercial Mortgage Pass-Through Certificates, Ser 2018-COR3, Cl A2
3.961%, 05/10/2051	6,103	5,726
Commercial Mortgage Pass-Through Certificates, Ser 2020-CBM, Cl A2
2.896%, 02/10/2037(C)	1,950	1,892
Commercial Mortgage Pass-Through Certificates, Ser 2020-CX, Cl A
2.173%, 11/10/2046(C)	3,290	2,644
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1M2
6.874%, SOFR30A + 1.550%, 10/25/2041(A)(C)	999	1,005
Connecticut Avenue Securities Trust, Ser 2022-R07, Cl 1M1
8.274%, SOFR30A + 2.950%, 06/25/2042(A)(C)	741	766
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M2
8.424%, SOFR30A + 3.100%, 06/25/2043(A)(C)	750	792

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2023-R06, Cl 1M2
8.024%, SOFR30A + 2.700%, 07/25/2043(A)(C)	$770	$801
Connecticut Avenue Securities Trust, Ser 2024-R01, Cl 1M2
7.124%, SOFR30A + 1.800%, 01/25/2044(A)(C)	790	796
Connecticut Avenue Securities Trust, Ser 2024-R02, Cl 1M2
7.124%, SOFR30A + 1.800%, 02/25/2044(A)(C)	820	827
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/2034	295	258
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl PO, PO
0.000%, 11/25/2031(B)	–	–
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	55	55
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-14, Cl 4A1
5.359%, 08/25/2034(A)	70	62
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/2027	70	42
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/2048	845	829
CSAIL Commercial Mortgage Trust, Ser 2017-CX9, Cl A5
3.446%, 09/15/2050	4,380	4,032
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	15	15
CSMC Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/2037(C)	1,000	884
CSMC Trust, Ser 2017-RPL1, Cl A1
2.750%, 07/25/2057(A)(C)	2,494	2,369
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(A)(C)	2,533	2,226
CSMC Trust, Ser 2018-RPL9, Cl A
3.850%, 09/25/2057(A)(C)	2,740	2,562
CSMC Trust, Ser 2019-AFC1, Cl A1
3.573%, 07/25/2049(C)(D)	596	550
CSMC Trust, Ser 2019-NQM1, Cl A3
4.064%, 10/25/2059(C)(D)	997	967
CSMC Trust, Ser 2020-FACT, Cl A
7.032%, TSFR1M + 1.714%, 10/15/2037(A)(C)	2,080	2,030
CSMC Trust, Ser 2021-NQM3, Cl A3
1.632%, 04/25/2066(A)(C)	1,282	1,069

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(A)(C)	$1,795	$1,434
CSMC Trust, Ser 2021-RPL2, Cl A1
0.000%, 01/25/2060(C)(E)	667	568
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060(A)(C)	2,126	1,808
CSMC Trust, Ser 2021-RPL6, Cl A1
2.000%, 10/25/2060(A)(C)	1,190	1,036
CSMC Trust, Ser 2022-ATH2, Cl A1
4.547%, 05/25/2067(A)(C)	4,962	4,791
CSMC Trust, Ser 2022-NQM1, Cl A1
2.265%, 11/25/2066(A)(C)	3,110	2,705
DBJPM Mortgage Trust, Ser 2016-C1, Cl B
4.195%, 05/10/2049(A)	1,780	1,621
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045(C)	1,995	1,686
Deephaven Residential Mortgage Trust, Ser 2022-1, Cl A1
2.205%, 01/25/2067(A)(C)	2,279	2,024
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
6.235%, TSFR1M + 0.914%, 11/19/2044(A)	181	168
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(C)	1,819	1,475
Ellington Financial Mortgage Trust, Ser 2022-1, Cl A1
2.206%, 01/25/2067(A)(C)	807	680
EQUS Mortgage Trust, Ser 2021-EQAZ, Cl B
6.532%, TSFR1M + 1.214%, 10/15/2038(A)(C)	1,330	1,318
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048(A)(C)	496	430
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
6.824%, SOFR30A + 1.500%, 10/25/2041(A)(C)	2,300	2,312
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1A
6.324%, SOFR30A + 1.000%, 01/25/2042(A)(C)	2,551	2,551
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
6.624%, SOFR30A + 1.300%, 02/25/2042(A)(C)	1,352	1,354
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1B
7.724%, SOFR30A + 2.400%, 02/25/2042(A)(C)	1,010	1,035

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl M1B
8.224%, SOFR30A + 2.900%, 04/25/2042(A)(C)	$2,850	$2,963
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
7.524%, SOFR30A + 2.200%, 05/25/2042(A)(C)	340	346
First Horizon Alternative Mortgage Securities Trust, Ser 2004-AA3, Cl A1
5.816%, 09/25/2034(A)	14	14
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048(A)(C)	40	39
Granite Point Mortgage Trust, Ser 2021-FL3, Cl A
6.685%, TSFR1M + 1.364%, 07/16/2035(A)(C)	1,088	1,074
GS Mortgage Securities II Trust, Ser 2023-SHIP, Cl A
4.322%, 09/10/2038(A)(C)	2,280	2,211
GS Mortgage Securities Trust, Ser 2015-GC32, Cl A3
3.498%, 07/10/2048	792	773
GS Mortgage Securities Trust, Ser 2017-SLP, Cl C
3.924%, 10/10/2032(C)	4,610	4,511
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl A
7.164%, TSFR1M + 1.800%, 09/15/2031(A)(C)	1,380	974
GS Mortgage Securities Trust, Ser 2020-GSA2, Cl A4
1.721%, 12/12/2053	2,606	2,125
GS Mortgage Securities Trust, Ser 2021-ARDN, Cl B
7.081%, TSFR1M + 1.764%, 11/15/2036(A)(C)	3,062	3,025
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(C)	2,319	2,219
GS Mortgage-Backed Securities Trust, Ser 2021-RPL1, Cl A2
2.000%, 12/25/2060(A)(C)	1,111	912
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027(A)(C)	1	1
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AS, IO
0.101%, 09/25/2035(A)(C)	124	–
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	22	21

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	$2	$3
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1C
6.335%, TSFR1M + 1.014%, 06/20/2035(A)	867	778
HILT COMMERCIAL MORTGAGE TRUST, Ser 2024-ORL, Cl A
6.841%, TSFR1M + 1.541%, 05/15/2037(A)(C)	4,006	4,011
Houston Galleria Mall Trust, Ser 2015-HGLR, Cl A1A2
3.087%, 03/05/2037(C)	5,470	5,312
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/2039(C)	1,900	1,681
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
2.943%, 12/10/2041(A)(C)	1,995	1,726
Impac CMB Trust, Ser 2005-4, Cl 2A1
6.039%, TSFR1M + 0.414%, 05/25/2035(A)	66	61
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Ser 2010-1, Cl A1
5.314%, 01/25/2051(C)	540	532
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
6.299%, TSFR1M + 0.974%, 09/25/2034(A)	9	7
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
6.239%, TSFR1M + 0.914%, 11/25/2034(A)	14	12
JP Morgan Mortgage Trust Series 2024-4, Ser 2024-4, Cl A4A
6.000%, 10/25/2054(A)(C)	8,127	8,069
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl AS
3.997%, 08/15/2047	2,170	2,124
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	185	185
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	2,078	2,046
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	1,410	1,362
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl B
4.009%, 03/15/2050(A)	1,740	1,457

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A4
2.822%, 08/15/2049	$1,400	$1,317
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Cl A3
3.393%, 12/15/2049	485	461
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039(C)	2,000	1,784
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2022-ACB, Cl A
6.724%, SOFR30A + 1.400%, 03/15/2039(A)(C)	1,550	1,535
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
6.477%, 06/25/2034(A)	93	86
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
5.431%, 02/25/2035(A)	30	28
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
6.394%, 04/25/2035(A)	2	2
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
6.081%, 11/25/2033(A)	26	24
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
6.022%, 08/25/2034(A)	47	47
JPMorgan Mortgage Trust, Ser 2017-5, Cl A2
5.044%, 10/26/2048(A)(C)	2,838	2,825
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048(A)(C)	334	289
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048(A)(C)	265	228
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048(A)(C)	318	277
JPMorgan Mortgage Trust, Ser 2020-1, Cl A3A
3.000%, 06/25/2050(A)(C)	330	275
JPMorgan Mortgage Trust, Ser 2021-1, Cl A3
2.500%, 06/25/2051(A)(C)	8,486	6,663
JPMorgan Mortgage Trust, Ser 2021-10, Cl A3
2.500%, 12/25/2051(A)(C)	8,191	6,440
JPMorgan Mortgage Trust, Ser 2022-1, Cl A3
2.500%, 07/25/2052(A)(C)	9,459	7,425
Manhattan West Mortgage Trust, Ser 2020-1MW, Cl A
2.130%, 09/10/2039(C)	2,300	2,036

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MASTR Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
5.645%, 11/21/2034(A)	$584	$545
MASTR Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/2034	132	125
MASTR Alternative Loans Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	159	85
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034(C)	986	604
MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
5.789%, TSFR1M + 0.464%, 05/25/2035(A)(C)	180	92
MASTR Resecuritization Trust, Ser 2005-PO, Cl 3, PO
0.000%, 05/28/2035(B)(C)	5	3
MASTR Seasoned Securitization Trust, Ser 2004-1, Cl 4A1
6.219%, 10/25/2032(A)	2	2
MASTR Seasoned Securitization Trust, Ser 2005-1, Cl 4A1
6.273%, 10/25/2032(A)	10	9
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
6.940%, 07/25/2033(A)	17	16
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
5.308%, 12/25/2034(A)	36	33
Merrill Lynch Mortgage Investors Trust, Ser 2004-A4, Cl A2
5.312%, 08/25/2034(A)	23	21
Merrill Lynch Mortgage Investors Trust, Ser 2004-D, Cl A2
6.401%, TSFR6M + 1.148%, 09/25/2029(A)	25	23
Merrill Lynch Mortgage Investors Trust, Ser 2006-1, Cl 1A
4.665%, 02/25/2036(A)	6	6
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(C)	582	498
MFA Trust, Ser 2021-RPL1, Cl A1
1.131%, 07/25/2060(A)(C)	861	754
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl A
6.232%, TSFR1M + 0.915%, 04/15/2038(A)(C)	998	993
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(C)	1,361	1,299

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(C)	$1,058	$984
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
0.953%, 11/15/2049(A)	12,861	221
Morgan Stanley Capital I Trust, Ser 2020-HR8, Cl A3
1.790%, 07/15/2053	1,356	1,116
Morgan Stanley Capital I Trust, Ser 2020-L4, Cl ASB
2.624%, 02/15/2053	3,930	3,626
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.646%, 04/25/2034(A)	52	51
Morgan Stanley Residential Mortgage Loan Trust, Ser 2021-2, Cl A3
2.500%, 05/25/2051(A)(C)	8,824	6,928
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-INV2, Cl A1
6.500%, 02/25/2054(A)(C)	3,234	3,251
Mortgage Loan Resecuritization Trust, Ser 2009-RS1, Cl A85
5.768%, US0001M + 0.340%, 04/16/2036(A)(C)	1,886	1,810
MSBAM Commercial Mortgage Securities Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2030(C)	131	117
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035(A)(C)	1,085	1,004
MSWF Commercial Mortgage Trust, Ser 2023-2, Cl A5
6.014%, 12/15/2056(A)	1,840	1,921
New Residential Mortgage Loan Trust, Ser 2015-2A, Cl A1
3.750%, 08/25/2055(A)(C)	860	792
New Residential Mortgage Loan Trust, Ser 2017-4A, Cl A1
4.000%, 05/25/2057(A)(C)	1,506	1,406
New Residential Mortgage Loan Trust, Ser 2019-4A, Cl A1B
3.500%, 12/25/2058(A)(C)	1,263	1,149
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl A1B
3.500%, 09/25/2059(A)(C)	1,681	1,549
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059(A)(C)	1,363	1,275
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(C)	223	207
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(C)	673	561

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(C)(D)	$1,106	$1,080
New York Mortgage Trust, Ser 2006-1, Cl 2A2
4.965%, 05/25/2036(A)	36	30
NJ Trust, Ser 2023-GSP, Cl A
6.697%, 01/06/2029(A)(C)	1,430	1,473
NRTH Mortgage Trust, Ser 2024-PARK, Cl A
6.958%, TSFR1M + 1.641%, 03/15/2041(A)(C)	4,025	4,029
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059(A)(C)	26	25
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(C)	708	546
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(A)(C)	3,057	2,631
OBX Trust, Ser 2023-NQM6, Cl A1
6.520%, 07/25/2063(C)(D)	2,979	2,992
Oceanview Mortgage Trust, Ser 2021-3, Cl A5
2.500%, 07/25/2051(A)(C)	7,088	6,087
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054(C)	2,490	2,103
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(A)(C)	867	705
OPG Trust, Ser 2021-PORT, Cl A
5.916%, TSFR1M + 0.598%, 10/15/2036(A)(C)	2,482	2,458
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034(B)	3	2
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	14	14
PRKCM Trust, Ser 2021-AFC2, Cl A1
2.071%, 11/25/2056(A)(C)	831	701
RALI Trust, Ser 2005-QO2, Cl A1
6.475%, 12MTA + 1.360%, 09/25/2045(A)	146	129
RALI Trust, Ser 2005-QO5, Cl A1
6.115%, 12MTA + 1.000%, 01/25/2046(A)	272	212
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	20	17
Rate Mortgage Trust, Ser 2021-HB1, Cl A1
2.500%, 12/25/2051(A)(C)	4,927	3,871
Rate Mortgage Trust, Ser 2021-J4, Cl A7
2.500%, 11/25/2051(A)(C)	10,946	9,302
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
4.077%, 12/25/2034(A)	177	155

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Residential Mortgage Loan Trust, Ser 2020-2, Cl A1
1.654%, 05/25/2060(A)(C)	$141	$139
Rocket Mortgage Trust, Ser 2021-3, Cl A1
2.500%, 07/25/2051(A)(C)	1,181	927
Rocket Mortgage Trust, Ser 2022-2, Cl A2
2.500%, 02/25/2052(A)(C)	1,465	1,150
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
6.000%, US0006M + 0.320%, 01/20/2035(A)	55	53
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
4.987%, 10/25/2048(A)(C)	1,963	1,887
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(A)(C)	115	95
SG Residential Mortgage Trust, Ser 2022-1, Cl A1
3.166%, 03/27/2062(A)(C)	3,505	3,160
SMRT, Ser 2022-MINI, Cl A
6.317%, TSFR1M + 1.000%, 01/15/2039(A)(C)	7,460	7,409
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(C)	464	411
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(C)	80	75
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(C)	324	306
Starwood Mortgage Residential Trust, Ser 2020-INV1, Cl A1
1.027%, 11/25/2055(A)(C)	287	265
Starwood Mortgage Residential Trust, Ser 2021-4, Cl A1
1.162%, 08/25/2056(A)(C)	1,349	1,132
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
6.095%, TSFR1M + 0.774%, 10/19/2034(A)	31	29
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1
5.915%, TSFR1M + 0.594%, 04/19/2035(A)	630	584
Structured Asset Securities, Ser 2003-31A, Cl 2A7
6.581%, 10/25/2033(A)	797	762
Structured Asset Securities, Ser 2003-37A, Cl 2A
5.937%, 12/25/2033(A)	15	14
STWD, Ser 2019-FL1, Cl A
6.511%, TSFR1M + 1.194%, 07/15/2038(A)(C)	30	30

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
6.079%, TSFR1M + 0.754%, 09/25/2043(A)	$68	$64
Towd Point Mortgage Trust, Ser 2017-4, Cl B2
3.667%, 06/25/2057(A)(C)	1,860	1,498
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063(A)(C)	1,163	1,094
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(A)(C)	1,007	911
Towd Point Mortgage Trust, Ser 2022-4, Cl A1
3.750%, 09/25/2062(C)	2,891	2,664
Towd Point Mortgage Trust, Ser 2024-1, Cl A1
4.305%, 03/25/2064(A)(C)	6,750	6,757
UBS Commercial Mortgage Trust, Ser 2017-C4, Cl A3
3.301%, 10/15/2050	802	748
Verus Securitization Trust, Ser 2019-4, Cl A1
3.642%, 11/25/2059(C)(D)	316	307
Verus Securitization Trust, Ser 2019-INV3, Cl A1
3.692%, 11/25/2059(A)(C)	383	371
Verus Securitization Trust, Ser 2020-2, Cl A1
3.226%, 05/25/2060(A)(C)	90	90
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(C)	579	507
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(C)	1,151	999
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066(A)(C)	955	796
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(A)(C)	1,248	998
Verus Securitization Trust, Ser 2021-5, Cl A1
1.013%, 09/25/2066(A)(C)	3,297	2,720
Verus Securitization Trust, Ser 2021-7, Cl A1
1.829%, 10/25/2066(C)(D)	1,412	1,226
Verus Securitization Trust, Ser 2021-8, Cl A1
1.824%, 11/25/2066(A)(C)	1,376	1,201
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(C)	448	411
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(C)	547	488
Visio Trust, Ser 2020-1R, Cl A1
1.312%, 11/25/2055(C)	315	292
VNDO Mortgage Trust, Ser 2016-350P, Cl A
3.805%, 01/10/2035(C)	1,210	1,126

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
5.819%, 10/25/2033(A)	$29	$27
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
5.813%, 06/25/2033(A)	25	24
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
5.591%, 08/25/2033(A)	29	26
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
5.682%, 09/25/2033(A)	66	61
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
2.504%, 06/25/2033(A)	5	5
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	105	98
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
5.752%, 06/25/2034(A)	20	18
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR4, Cl A6
5.077%, 06/25/2034(A)	1,821	1,714
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR7, Cl A6
4.980%, 07/25/2034(A)	2,165	1,999
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
5.959%, TSFR1M + 0.634%, 11/25/2045(A)	4,957	4,485
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
5.979%, TSFR1M + 0.654%, 12/25/2045(A)	2,329	2,257
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 1A1B
6.185%, 12MTA + 1.070%, 01/25/2046(A)	869	621
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR14, Cl 1A4
4.005%, 11/25/2036(A)	57	47
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A1B
4.373%, 12MTA + 0.810%, 12/25/2046(A)	69	50
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
4.251%, 12MTA + 1.500%, 12/25/2046(A)	125	106
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	107	17

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS8, Cl 1P, PO
0.000%, 05/25/2033(B)	$2	$2
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033(B)	7	6
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
6.226%, 08/25/2035(A)	13	12
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047(A)	2,180	2,072
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl XA, IO
0.925%, 08/15/2047(A)	6,025	–
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/2057(A)	970	867
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.539%, 10/15/2057(A)	3,243	–

		396,893
Total Mortgage-Backed Securities
(Cost $3,222,885) ($ Thousands)		3,045,651

CORPORATE OBLIGATIONS — 26.3%
Communication Services — 2.4%
Alphabet
1.900%, 08/15/2040	390	255
AT&T
5.550%, 08/15/2041	240	235
5.400%, 02/15/2034	1,534	1,522
5.350%, 09/01/2040	230	220
4.500%, 05/15/2035	2,740	2,504
4.500%, 03/09/2048	195	161
4.350%, 06/15/2045	1,082	900
3.800%, 12/01/2057	1,983	1,381
3.650%, 09/15/2059	888	593
3.550%, 09/15/2055	4,002	2,687
3.500%, 06/01/2041	676	516
3.500%, 09/15/2053	3,459	2,336
2.550%, 12/01/2033	380	300
2.300%, 06/01/2027	1,200	1,103
2.250%, 02/01/2032	3,070	2,475
Charter Communications Operating LLC / Charter Communications Operating Capital
6.550%, 06/01/2034	2,265	2,270

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.484%, 10/23/2045	$110	$101
6.384%, 10/23/2035	170	166
6.150%, 11/10/2026	4,036	4,068
6.100%, 06/01/2029	5,500	5,506
5.750%, 04/01/2048	2,710	2,281
5.500%, 04/01/2063	950	743
5.375%, 04/01/2038	1,480	1,281
5.375%, 05/01/2047	350	281
5.250%, 04/01/2053	890	702
5.125%, 07/01/2049	310	238
5.050%, 03/30/2029	2,000	1,916
4.908%, 07/23/2025	224	222
4.800%, 03/01/2050	4,290	3,163
4.400%, 04/01/2033	2,040	1,793
4.200%, 03/15/2028	980	922
3.900%, 06/01/2052	1,091	685
3.750%, 02/15/2028	681	631
3.500%, 06/01/2041	363	244
3.500%, 03/01/2042	2,095	1,393
2.300%, 02/01/2032	2,000	1,533
Comcast
7.050%, 03/15/2033	50	56
5.650%, 06/01/2054	1,443	1,431
5.350%, 11/15/2027	1,389	1,403
5.300%, 06/01/2034	2,886	2,884
4.950%, 10/15/2058	120	107
4.400%, 08/15/2035	3,525	3,236
4.250%, 10/15/2030	1,320	1,257
4.250%, 01/15/2033	360	334
4.200%, 08/15/2034	570	520
4.150%, 10/15/2028	2,960	2,858
4.049%, 11/01/2052	3,982	3,081
4.000%, 03/01/2048	110	86
3.999%, 11/01/2049	120	93
3.969%, 11/01/2047	2,370	1,848
3.950%, 10/15/2025	1,110	1,090
3.750%, 04/01/2040	380	308
3.450%, 02/01/2050	280	198
3.400%, 04/01/2030	450	411
3.400%, 07/15/2046	60	43
3.300%, 04/01/2027	310	296
3.250%, 11/01/2039	250	191
3.150%, 03/01/2026	630	609
2.987%, 11/01/2063	791	462
2.937%, 11/01/2056	1,024	615
2.887%, 11/01/2051	690	429
2.800%, 01/15/2051	470	288
1.500%, 02/15/2031	2,445	1,948
Cox Enterprises
7.375%, 07/15/2027 (C)	2,895	3,031
Discovery Communications LLC
4.000%, 09/15/2055	760	486

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Fox
6.500%, 10/13/2033	$810	$846
5.476%, 01/25/2039	270	256
4.709%, 01/25/2029	210	205
Meta Platforms
4.450%, 08/15/2052	1,495	1,277
Paramount Global
6.875%, 04/30/2036	1,175	1,121
5.900%, 10/15/2040	840	693
Rogers Communications
5.300%, 02/15/2034	1,700	1,658
SES GLOBAL Americas Holdings
5.300%, 03/25/2044 (C)	2,000	1,472
Sprint Capital
8.750%, 03/15/2032	1,630	1,948
Sprint LLC
7.125%, 06/15/2024	2,020	2,020
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (C)	7,904	7,857
4.738%, 03/20/2025 (C)	1,268	1,259
Take-Two Interactive Software
4.000%, 04/14/2032	1,625	1,479
Telefonica Emisiones
4.103%, 03/08/2027	150	146
Time Warner Cable Enterprises LLC
8.375%, 07/15/2033	1,380	1,528
Time Warner Cable LLC
7.300%, 07/01/2038	100	101
6.750%, 06/15/2039	170	165
6.550%, 05/01/2037	280	266
5.875%, 11/15/2040	4,555	3,950
5.500%, 09/01/2041	4,882	4,083
T-Mobile USA
5.150%, 04/15/2034	1,945	1,905
5.050%, 07/15/2033	1,755	1,709
4.500%, 04/15/2050	1,610	1,341
3.875%, 04/15/2030	3,540	3,290
3.750%, 04/15/2027	6,857	6,576
3.500%, 04/15/2025	720	707
3.400%, 10/15/2052	3,585	2,438
3.300%, 02/15/2051	210	141
3.000%, 02/15/2041	480	344
2.700%, 03/15/2032	2,680	2,228
2.550%, 02/15/2031	1,537	1,296
2.250%, 02/15/2026	1,476	1,397
2.250%, 11/15/2031	790	641
1.500%, 02/15/2026	474	444
Verizon Communications
5.500%, 03/16/2047	100	100
5.500%, 02/23/2054	1,283	1,250
5.250%, 03/16/2037	1,100	1,082
4.862%, 08/21/2046	30	27

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 08/10/2033	$470	$441
4.400%, 11/01/2034	3,140	2,895
4.329%, 09/21/2028	2,554	2,475
4.125%, 03/16/2027	330	321
4.016%, 12/03/2029	1,337	1,262
4.000%, 03/22/2050	1,110	867
3.850%, 11/01/2042	1,750	1,394
3.700%, 03/22/2061	475	335
3.400%, 03/22/2041	240	184
3.150%, 03/22/2030	580	520
3.000%, 03/22/2027	220	208
2.650%, 11/20/2040	1,586	1,092
2.625%, 08/15/2026	940	890
2.550%, 03/21/2031	1,396	1,177
2.100%, 03/22/2028	700	627
1.750%, 01/20/2031	1,640	1,318
Walt Disney
6.650%, 11/15/2037	260	291
6.200%, 12/15/2034	265	287
4.625%, 03/23/2040	755	697
3.500%, 05/13/2040	2,215	1,759
Warnermedia Holdings
6.412%, 03/15/2026	720	720
5.141%, 03/15/2052	10,208	8,058
5.050%, 03/15/2042	5,785	4,781
4.279%, 03/15/2032	2,605	2,280
4.054%, 03/15/2029	500	460
3.755%, 03/15/2027	370	351

		171,862

Consumer Discretionary — 0.9%
Amazon.com
4.950%, 12/05/2044	600	583
4.800%, 12/05/2034	187	185
4.250%, 08/22/2057	160	133
3.875%, 08/22/2037	5,260	4,617
3.600%, 04/13/2032	2,260	2,066
3.450%, 04/13/2029	550	519
3.300%, 04/13/2027	260	249
3.150%, 08/22/2027	160	152
3.100%, 05/12/2051	2,210	1,507
2.500%, 06/03/2050	880	534
1.500%, 06/03/2030	540	447
1.200%, 06/03/2027	1,090	979
AutoZone
6.250%, 11/01/2028	1,185	1,230
Comcast
4.000%, 08/15/2047	170	133
Daimler Finance North America LLC
2.700%, 06/14/2024 (C)	990	989
Ford Motor
6.100%, 08/19/2032	940	937
3.250%, 02/12/2032	674	554

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ford Motor Credit LLC
6.050%, 03/05/2031	$1,530	$1,523
4.000%, 11/13/2030	1,986	1,761
2.900%, 02/10/2029	3,626	3,175
General Motors
6.600%, 04/01/2036	70	73
6.250%, 10/02/2043	940	937
5.600%, 10/15/2032	280	279
5.150%, 04/01/2038	150	138
General Motors Financial
5.950%, 04/04/2034	2,245	2,235
5.550%, 07/15/2029	1,072	1,067
5.000%, 04/09/2027	465	460
4.350%, 01/17/2027	180	175
2.700%, 06/10/2031	1,141	939
Home Depot
3.900%, 12/06/2028	80	77
3.900%, 06/15/2047	100	79
3.350%, 04/15/2050	800	563
3.300%, 04/15/2040	540	419
2.700%, 04/15/2030	480	423
2.500%, 04/15/2027	430	402
Hyatt Hotels
1.800%, 10/01/2024	2,515	2,481
Hyundai Capital America
6.500%, 01/16/2029 (C)	641	666
5.950%, 09/21/2026 (C)	1,960	1,973
5.700%, 06/26/2030 (C)	702	706
5.600%, 03/30/2028 (C)	2,199	2,203
5.500%, 03/30/2026 (C)	721	719
5.400%, 01/08/2031 (C)	880	873
Hyundai Capital America MTN
1.300%, 01/08/2026 (C)	1,333	1,245
Las Vegas Sands
6.000%, 08/15/2029	440	442
3.200%, 08/08/2024	1,480	1,476
2.900%, 06/25/2025	140	136
Lowe's
5.850%, 04/01/2063	352	344
5.750%, 07/01/2053	1,067	1,052
5.625%, 04/15/2053	343	332
5.000%, 04/15/2040	1,690	1,566
4.500%, 04/15/2030	320	309
4.250%, 04/01/2052	1,712	1,345
2.500%, 04/15/2026	260	247
1.700%, 09/15/2028	900	783
McDonald's
5.450%, 08/14/2053	658	639
4.800%, 08/14/2028	721	714
McDonald's MTN
5.000%, 05/17/2029	1,802	1,798
4.875%, 12/09/2045	670	604
4.700%, 12/09/2035	1,209	1,140

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.200%, 04/01/2050	$1,250	$1,001
3.800%, 04/01/2028	250	239
3.700%, 01/30/2026	1,065	1,039
3.625%, 09/01/2049	90	65
3.600%, 07/01/2030	460	424
3.500%, 03/01/2027	180	173
3.500%, 07/01/2027	510	486
2.125%, 03/01/2030	420	357
1.450%, 09/01/2025	850	810
Newell Brands
5.700%, 04/01/2026	560	553
NIKE
3.375%, 03/27/2050	2	2
3.250%, 03/27/2040	330	258
2.850%, 03/27/2030	650	582
2.750%, 03/27/2027	640	604
Sands China
5.125%, 08/08/2025	810	804
4.625%, 06/18/2030	1,890	1,747
Starbucks
3.500%, 11/15/2050	940	662
Toyota Motor Credit
5.100%, 03/21/2031	2,845	2,837
5.050%, 05/16/2029	1,801	1,797

		68,772

Consumer Staples — 1.7%
Adani International Container Terminal PVT
3.000%, 02/16/2031 (C)	537	446
Aetna
3.875%, 08/15/2047	360	264
Alcon Finance
5.375%, 12/06/2032 (C)	1,895	1,888
3.000%, 09/23/2029 (C)	3,845	3,464
2.600%, 05/27/2030 (C)	384	331
Altria Group
6.875%, 11/01/2033	1,820	1,961
5.950%, 02/14/2049	380	371
4.800%, 02/14/2029	11	11
4.400%, 02/14/2026	203	200
3.400%, 02/04/2041	970	695
2.450%, 02/04/2032	2,750	2,210
2.350%, 05/06/2025	180	175
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	2,920	2,681
4.700%, 02/01/2036	5,902	5,573
Anheuser-Busch InBev Worldwide
5.800%, 01/23/2059	527	546
5.550%, 01/23/2049	230	230
5.450%, 01/23/2039	1,150	1,153
5.000%, 06/15/2034	1,485	1,460
4.750%, 01/23/2029	1,890	1,877

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.375%, 04/15/2038	$974	$880
4.350%, 06/01/2040	970	853
3.500%, 06/01/2030	300	277
Bacardi
4.450%, 05/15/2025 (C)	2,895	2,859
Bacardi / Barcardi Martini BV
5.400%, 06/15/2033 (C)	1,855	1,802
BAT Capital
5.834%, 02/20/2031	2,630	2,664
5.650%, 03/16/2052	2,155	1,938
4.758%, 09/06/2049	224	177
4.540%, 08/15/2047	3,124	2,426
4.390%, 08/15/2037	1,240	1,046
3.557%, 08/15/2027	1,792	1,698
Bayer US Finance II LLC
4.375%, 12/15/2028 (C)	3,938	3,720
Bayer US Finance LLC
3.375%, 10/08/2024 (C)	1,475	1,462
Bunge Finance
1.630%, 08/17/2025	725	692
Coca-Cola
5.400%, 05/13/2064	360	355
5.300%, 05/13/2054	937	923
5.000%, 05/13/2034	1,081	1,077
2.500%, 06/01/2040	310	218
CommonSpirit Health
3.347%, 10/01/2029	661	604
2.782%, 10/01/2030	1,840	1,582
Constellation Brands
5.250%, 11/15/2048	1,467	1,365
4.350%, 05/09/2027	600	586
2.250%, 08/01/2031	130	106
Costco Wholesale
1.750%, 04/20/2032	560	447
1.375%, 06/20/2027	1,220	1,101
CVS Pass-Through Trust
6.036%, 12/10/2028	899	896
5.926%, 01/10/2034 (C)	120	117
5.880%, 01/10/2028	52	51
5.789%, 01/10/2026 (C)	246	246
Danone
2.947%, 11/02/2026 (C)	450	427
DP World MTN
5.625%, 09/25/2048 (C)	2,590	2,433
Fresenius Medical Care US Finance III
1.875%, 12/01/2026 (C)	2,440	2,212
General Mills
5.500%, 10/17/2028	1,665	1,686
Haleon US Capital LLC
3.625%, 03/24/2032	1,781	1,589
3.375%, 03/24/2027	770	733
3.375%, 03/24/2029	530	489

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Imperial Brands Finance PLC
4.250%, 07/21/2025 (C)	$3,165	$3,110
JBS USA Holding Lux S.AR.L.
7.250%, 11/15/2053 (C)	2,673	2,925
6.750%, 03/15/2034 (C)	2,970	3,121
6.500%, 12/01/2052	3,805	3,817
3.000%, 02/02/2029	2,235	1,976
3.000%, 05/15/2032	725	589
Kenvue
4.900%, 03/22/2033	1,040	1,022
Keurig Dr Pepper
5.300%, 03/15/2034	4,278	4,244
4.500%, 04/15/2052	994	830
4.417%, 05/25/2025	91	90
Kimberly-Clark
3.100%, 03/26/2030	200	182
Mondelez International
1.500%, 05/04/2025	1,070	1,031
Nestle Capital
5.100%, 03/12/2054 (C)	1,111	1,057
PepsiCo
3.900%, 07/18/2032	1,768	1,641
2.625%, 03/19/2027	80	75
Philip Morris International
5.750%, 11/17/2032	358	365
5.625%, 09/07/2033	599	604
5.500%, 09/07/2030	990	1,000
5.375%, 02/15/2033	2,622	2,600
5.250%, 09/07/2028	1,517	1,523
5.250%, 02/13/2034	1,322	1,295
5.125%, 02/15/2030	2,835	2,813
5.125%, 02/13/2031	1,295	1,275
5.000%, 11/17/2025	1,492	1,484
4.875%, 02/15/2028	2,732	2,703
4.875%, 02/13/2029	1,995	1,966
2.100%, 05/01/2030	460	388
Pilgrim's Pride
3.500%, 03/01/2032	670	563
Reckitt Benckiser Treasury Services PLC
2.750%, 06/26/2024 (C)	1,955	1,951
Reynolds American
8.125%, 05/01/2040	1,060	1,207
7.250%, 06/15/2037	745	802
6.150%, 09/15/2043	480	470
5.850%, 08/15/2045	4,055	3,775
Solventum
5.900%, 04/30/2054 (C)	1,130	1,086
5.600%, 03/23/2034 (C)	1,410	1,385
5.450%, 03/13/2031 (C)	1,070	1,055
5.400%, 03/01/2029 (C)	1,070	1,063
Trustees of the University of Pennsylvania
3.610%, 02/15/2119	43	29

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Walmart
1.800%, 09/22/2031	$200	$164
1.500%, 09/22/2028	290	254

		124,803

Energy — 2.3%
Aker BP
6.000%, 06/13/2033 (C)	2,269	2,289
5.600%, 06/13/2028 (C)	1,932	1,947
Apache
5.100%, 09/01/2040	110	95
4.750%, 04/15/2043	420	335
4.250%, 01/15/2030	20	18
4.250%, 01/15/2044	1,130	822
BP Capital Markets America
5.017%, 11/17/2027	2,884	2,878
4.989%, 04/10/2034	845	823
4.970%, 10/17/2029	2,884	2,867
4.893%, 09/11/2033	1,195	1,160
4.812%, 02/13/2033	2,925	2,829
4.699%, 04/10/2029	1,772	1,746
3.633%, 04/06/2030	480	445
3.000%, 02/24/2050	1,430	931
Cameron LNG LLC
3.302%, 01/15/2035 (C)	1,670	1,371
2.902%, 07/15/2031 (C)	1,530	1,308
Canadian Natural Resources
6.450%, 06/30/2033	200	211
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/2029	1,846	1,697
Chevron
3.078%, 05/11/2050	950	645
Columbia Pipelines Operating LLC
6.544%, 11/15/2053 (C)	280	297
6.036%, 11/15/2033 (C)	1,875	1,911
ConocoPhillips
6.950%, 04/15/2029	995	1,077
4.150%, 11/15/2034	458	414
Continental Resources/Oklahoma
4.900%, 06/01/2044	810	670
4.375%, 01/15/2028	810	778
3.800%, 06/01/2024	770	770
2.268%, 11/15/2026 (C)	3,665	3,395
Coterra Energy
4.375%, 03/15/2029	1,840	1,752
3.900%, 05/15/2027	1,740	1,669
Devon Energy
7.875%, 09/30/2031	1,580	1,792
5.850%, 12/15/2025	1,400	1,406
5.600%, 07/15/2041	680	640
5.250%, 10/15/2027	98	97
5.000%, 06/15/2045	1,640	1,415
4.750%, 05/15/2042	567	480

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 01/15/2030	$256	$245
Diamondback Energy
6.250%, 03/15/2033	2,855	2,982
5.900%, 04/18/2064	1,283	1,237
5.750%, 04/18/2054	3,065	2,955
5.400%, 04/18/2034	1,346	1,327
5.200%, 04/18/2027	713	712
5.150%, 01/30/2030	1,331	1,319
3.500%, 12/01/2029	1,350	1,238
3.125%, 03/24/2031	320	280
Ecopetrol
5.875%, 05/28/2045	3,400	2,442
Enbridge
6.200%, 11/15/2030	1,056	1,104
6.000%, 11/15/2028	1,056	1,084
5.950%, 04/05/2054	355	353
5.625%, 04/05/2034	1,066	1,060
Energy Transfer LP
6.400%, 12/01/2030	4,370	4,561
6.250%, 04/15/2049	1,390	1,384
5.950%, 05/15/2054	3,100	2,983
5.550%, 05/15/2034	680	669
5.500%, 06/01/2027	620	621
5.400%, 10/01/2047	1,015	911
5.300%, 04/01/2044	60	54
5.300%, 04/15/2047	1,497	1,321
5.250%, 04/15/2029	2,085	2,073
4.950%, 06/15/2028	280	275
4.000%, 10/01/2027	1,870	1,790
3.750%, 05/15/2030	2,180	1,994
2.900%, 05/15/2025	740	720
Eni SpA
5.950%, 05/15/2054 (C)	540	534
Enterprise Products Operating LLC
7.550%, 04/15/2038	60	71
6.650%, 10/15/2034	390	427
6.125%, 10/15/2039	145	152
5.375%, TSFR3M + 2.832%, 02/15/2078 (A)	290	269
4.850%, 01/31/2034	1,570	1,520
4.850%, 03/15/2044	60	54
4.150%, 10/16/2028	1,580	1,526
3.950%, 01/31/2060	300	220
3.700%, 01/31/2051	510	375
3.125%, 07/31/2029	350	320
2.800%, 01/31/2030	1,800	1,600
EOG Resources
4.950%, 04/15/2050	1,590	1,468
4.375%, 04/15/2030	860	833
4.150%, 01/15/2026	270	265
3.900%, 04/01/2035	590	526
EQT
7.000%, 02/01/2030	900	951

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Exxon Mobil
4.327%, 03/19/2050	$100	$85
4.227%, 03/19/2040	260	230
4.114%, 03/01/2046	910	759
3.482%, 03/19/2030	730	677
Galaxy Pipeline Assets Bidco
2.625%, 03/31/2036 (C)	964	773
2.160%, 03/31/2034 (C)	1,198	1,015
1.750%, 09/30/2027 (C)	1,333	1,242
Hess
6.000%, 01/15/2040	2,240	2,312
5.800%, 04/01/2047	1,150	1,153
HF Sinclair
5.875%, 04/01/2026	1,265	1,269
5.000%, 02/01/2028 (C)	1,800	1,740
KazMunayGas National JSC
6.375%, 10/24/2048 (C)	470	430
5.750%, 04/19/2047 (C)	1,390	1,182
5.375%, 04/24/2030 (C)	1,520	1,467
Kinder Morgan
5.200%, 03/01/2048	845	749
5.050%, 02/15/2046	260	227
5.000%, 02/01/2029	300	295
4.300%, 03/01/2028	450	436
Kinder Morgan Energy Partners LP
5.500%, 03/01/2044	70	64
5.400%, 09/01/2044	40	37
5.000%, 03/01/2043	50	44
MPLX LP
5.500%, 02/15/2049	410	379
5.200%, 03/01/2047	320	288
5.200%, 12/01/2047	470	419
4.950%, 03/14/2052	1,695	1,443
4.800%, 02/15/2029	120	117
4.700%, 04/15/2048	1,410	1,169
4.500%, 04/15/2038	810	705
4.000%, 03/15/2028	350	334
Occidental Petroleum
7.875%, 09/15/2031	140	157
7.500%, 05/01/2031	240	264
6.950%, 07/01/2024	1,473	1,472
5.550%, 03/15/2026	2,180	2,177
4.625%, 06/15/2045	400	316
4.400%, 04/15/2046	200	158
4.200%, 03/15/2048	390	294
4.100%, 02/15/2047	1,040	757
3.400%, 04/15/2026	100	96
3.200%, 08/15/2026	1,740	1,647
3.000%, 02/15/2027	510	476
ONEOK
6.625%, 09/01/2053	3,270	3,497
6.050%, 09/01/2033	830	849
5.800%, 11/01/2030	540	550

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.550%, 11/01/2026	$350	$351
Pertamina Persero
6.000%, 05/03/2042 (C)	1,220	1,208
Petrobras Global Finance
6.850%, 06/05/2115	1,090	962
Petroleos del Peru
4.750%, 06/19/2032 (C)	4,690	3,382
Petroleos Mexicanos
6.350%, 02/12/2048	266	172
2.460%, 12/15/2025	626	594
2.378%, 04/15/2025	174	167
Petroleos Mexicanos MTN
6.750%, 09/21/2047	999	671
Phillips 66
1.300%, 02/15/2026	925	864
Pioneer Natural Resources
2.150%, 01/15/2031	1,590	1,335
1.900%, 08/15/2030	720	602
1.125%, 01/15/2026	180	168
Reliance Industries
3.625%, 01/12/2052 (C)	2,230	1,560
2.875%, 01/12/2032 (C)	1,280	1,077
Rockies Express Pipeline LLC
4.950%, 07/15/2029 (C)	1,985	1,839
Sabine Pass Liquefaction LLC
5.000%, 03/15/2027	3,145	3,119
Schlumberger Holdings
3.900%, 05/17/2028 (C)	857	817
Shell International Finance BV
6.375%, 12/15/2038	660	724
4.550%, 08/12/2043	490	437
4.375%, 05/11/2045	890	765
4.125%, 05/11/2035	2,445	2,235
4.000%, 05/10/2046	170	137
3.750%, 09/12/2046	100	78
3.250%, 04/06/2050	540	375
2.750%, 04/06/2030	660	586
Spectra Energy Partners LP
3.375%, 10/15/2026	140	134
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,200	2,502
2.900%, 03/01/2030 (C)	2,775	2,409
TotalEnergies Capital
5.638%, 04/05/2064	355	353
5.488%, 04/05/2054	712	704
5.150%, 04/05/2034	711	709
TransCanada PipeLines
5.850%, 03/15/2036	117	117
4.625%, 03/01/2034	4,705	4,371
Transcontinental Gas Pipe Line LLC
7.850%, 02/01/2026	1,820	1,875
Western Midstream Operating LP
3.100%, 02/01/2025	330	323

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Williams
8.750%, 03/15/2032	$1,284	$1,519
7.750%, 06/15/2031	339	372
7.500%, 01/15/2031	9	10
5.750%, 06/24/2044	400	392
5.150%, 03/15/2034	1,240	1,204
5.100%, 09/15/2045	670	608
4.900%, 01/15/2045	450	394
3.750%, 06/15/2027	410	392

		168,148

Financials — 9.5%
Aegon
4.583%, USISSO10 + 0.387%(A)(F)	2,180	1,755
AIB Group PLC MTN
5.871%, SOFRRATE + 1.910%, 03/28/2035 (A)(C)	1,810	1,797
American Express
5.389%, SOFRRATE + 0.970%, 07/28/2027 (A)	8,695	8,686
4.050%, 05/03/2029	650	623
4.050%, 12/03/2042	70	59
2.500%, 07/30/2024	3,000	2,992
American International Group
3.875%, 01/15/2035	315	279
Aon / Aon Global Holdings PLC
3.900%, 02/28/2052	1,015	749
Aon North America
5.750%, 03/01/2054	712	700
5.450%, 03/01/2034	6,801	6,736
5.150%, 03/01/2029	3,211	3,191
Apollo Global Management
5.800%, 05/21/2054	1,083	1,071
Apollo Management Holdings LP
4.400%, 05/27/2026 (C)	1,015	992
Athene Global Funding
3.205%, 03/08/2027 (C)	1,470	1,371
2.950%, 11/12/2026 (C)	2,665	2,504
2.717%, 01/07/2029 (C)	1,245	1,098
1.985%, 08/19/2028 (C)	20	17
1.608%, 06/29/2026 (C)	1,020	940
Athene Holding
4.125%, 01/12/2028	1,140	1,097
Avolon Holdings Funding
5.750%, 03/01/2029 (C)	2,205	2,190
5.750%, 11/15/2029 (C)	2,565	2,546
3.950%, 07/01/2024 (C)	535	534
3.250%, 02/15/2027 (C)	400	373
2.875%, 02/15/2025 (C)	1,420	1,387
2.528%, 11/18/2027 (C)	1,073	959
Banco Bilbao Vizcaya Argentaria
7.883%, H15T1Y + 3.300%, 11/15/2034 (A)	1,400	1,542

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.033%, H15T1Y + 1.950%, 03/13/2035 (A)	$1,400	$1,399
Banco Santander
6.938%, 11/07/2033	2,600	2,830
6.607%, 11/07/2028	1,000	1,049
6.527%, H15T1Y + 1.650%, 11/07/2027 (A)	1,200	1,225
5.538%, H15T1Y + 1.450%, 03/14/2030 (A)	2,400	2,381
4.175%, H15T1Y + 2.000%, 03/24/2028 (A)	200	192
2.746%, 05/28/2025	1,800	1,748
1.722%, H15T1Y + 0.900%, 09/14/2027 (A)	655	598
Bank of America
5.933%, SOFRRATE + 1.340%, 09/15/2027 (A)	3,847	3,884
5.819%, SOFRRATE + 1.570%, 09/15/2029 (A)	1,073	1,091
5.468%, SOFRRATE + 1.650%, 01/23/2035 (A)	4,221	4,193
5.288%, SOFRRATE + 1.910%, 04/25/2034 (A)	1,255	1,236
4.571%, SOFRRATE + 1.830%, 04/27/2033 (A)	4,720	4,433
3.419%, TSFR3M + 1.302%, 12/20/2028 (A)	6,174	5,780
2.592%, SOFRRATE + 2.150%, 04/29/2031 (A)	4,675	4,010
2.572%, SOFRRATE + 1.210%, 10/20/2032 (A)	2,590	2,137
1.734%, SOFRRATE + 0.960%, 07/22/2027 (A)	13,777	12,722
1.658%, SOFRRATE + 0.910%, 03/11/2027 (A)	4,685	4,380
Bank of America MTN
5.000%, 01/21/2044	1,800	1,709
4.450%, 03/03/2026	1,630	1,602
4.376%, SOFRRATE + 1.580%, 04/27/2028 (A)	2,060	2,004
4.250%, 10/22/2026	130	127
4.200%, 08/26/2024	2,720	2,710
4.083%, TSFR3M + 3.412%, 03/20/2051 (A)	2,510	2,007
4.000%, 01/22/2025	1,580	1,563
3.970%, TSFR3M + 1.332%, 03/05/2029 (A)	1,780	1,695
3.593%, TSFR3M + 1.632%, 07/21/2028 (A)	710	674
3.500%, 04/19/2026	1,210	1,172
3.093%, TSFR3M + 1.352%, 10/01/2025 (A)	1,915	1,897
2.972%, SOFRRATE + 1.330%, 02/04/2033 (A)	1,230	1,037

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.884%, TSFR3M + 1.452%, 10/22/2030 (A)	$480	$424
2.496%, TSFR3M + 1.252%, 02/13/2031 (A)	1,435	1,231
2.087%, SOFRRATE + 1.060%, 06/14/2029 (A)	13,470	11,882
1.319%, SOFRRATE + 1.150%, 06/19/2026 (A)	60	57
Bank of Montreal MTN
1.850%, 05/01/2025	1,360	1,315
Bank of New York Mellon
4.543%, SOFRRATE + 1.169%, 02/01/2029 (A)	2,020	1,974
Bank of New York Mellon MTN
3.250%, 09/11/2024	270	268
3.250%, 05/16/2027	270	258
1.600%, 04/24/2025	410	396
Bank of Nova Scotia
4.900%, H15T5Y + 4.551%(A)(F)	1,385	1,358
4.588%, H15T5Y + 2.050%, 05/04/2037 (A)	710	637
1.300%, 06/11/2025	760	728
Bank of Nova Scotia MTN
3.450%, 04/11/2025	1,950	1,915
Barclays PLC
6.692%, SOFRRATE + 2.620%, 09/13/2034 (A)	1,673	1,776
5.690%, SOFRRATE + 1.740%, 03/12/2030 (A)	2,152	2,151
5.674%, SOFRRATE + 1.490%, 03/12/2028 (A)	2,152	2,153
4.375%, 01/12/2026	4,430	4,340
Barclays PLC MTN
4.972%, US0003M + 1.902%, 05/16/2029 (A)	640	625
Berkshire Hathaway Finance
4.250%, 01/15/2049	1,260	1,078
BlackRock Funding
5.250%, 03/14/2054	340	328
BNP Paribas
5.894%, SOFRRATE + 1.866%, 12/05/2034 (A)(C)	4,212	4,334
5.497%, SOFRRATE + 1.590%, 05/20/2030 (A)(C)	2,255	2,245
5.198%, TSFR3M + 2.829%, 01/10/2030 (A)(C)	1,220	1,207
5.176%, SOFRRATE + 1.520%, 01/09/2030 (A)(C)	2,225	2,206
5.125%, H15T1Y + 1.450%, 01/13/2029 (A)(C)	3,070	3,050
4.400%, 08/14/2028 (C)	1,070	1,028
3.375%, 01/09/2025 (C)	420	414
2.871%, TSFR3M + 1.387%, 04/19/2032 (A)(C)	2,350	1,977

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.219%, SOFRRATE + 2.074%, 06/09/2026 (A)(C)	$950	$917
BNP Paribas MTN
4.375%, USSW5 + 1.483%, 03/01/2033 (A)(C)	380	359
BPCE
5.936%, SOFRRATE + 1.850%, 05/30/2035 (A)(C)	1,492	1,492
5.281%, 05/30/2029 (C)	1,848	1,840
5.150%, 07/21/2024 (C)	1,550	1,547
BPCE MTN
5.975%, SOFRRATE + 2.100%, 01/18/2027 (A)(C)	3,120	3,129
Brighthouse Financial
4.700%, 06/22/2047	4	3
Canadian Imperial Bank of Commerce
6.092%, 10/03/2033	1,835	1,895
Cantor Fitzgerald LP
4.500%, 04/14/2027 (C)	1,575	1,510
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/2031 (A)	1,423	1,556
Charles Schwab
6.196%, SOFRRATE + 1.878%, 11/17/2029 (A)	1,810	1,870
6.136%, SOFRRATE + 2.010%, 08/24/2034 (A)	360	372
5.875%, 08/24/2026	1,860	1,881
5.643%, SOFRRATE + 2.210%, 05/19/2029 (A)	3,380	3,412
Chubb INA Holdings LLC
3.350%, 05/03/2026	420	406
Chubb INA Holdings LLC MTN
5.000%, 03/15/2034	1,650	1,627
CI Financial
4.100%, 06/15/2051	2,015	1,268
3.200%, 12/17/2030	1,520	1,190
Citadel LP
4.875%, 01/15/2027 (C)	1,240	1,205
Citibank
5.570%, 04/30/2034	4,625	4,690
5.488%, 12/04/2026	1,995	2,006
Citigroup
8.125%, 07/15/2039	1,438	1,799
6.174%, SOFRRATE + 2.661%, 05/25/2034 (A)	2,716	2,758
5.827%, SOFRRATE + 2.056%, 02/13/2035 (A)	783	775
5.610%, SOFRRATE + 1.546%, 09/29/2026 (A)	4,970	4,968
5.500%, 09/13/2025	1,000	999
5.300%, 05/06/2044	255	242
5.174%, SOFRRATE + 1.364%, 02/13/2030 (A)	4,485	4,441

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.910%, SOFRRATE + 2.086%, 05/24/2033 (A)	$700	$671
4.750%, 05/18/2046	150	131
4.658%, SOFRRATE + 1.887%, 05/24/2028 (A)	600	589
4.650%, 07/30/2045	1,140	1,007
4.650%, 07/23/2048	280	247
4.600%, 03/09/2026	2,785	2,740
4.450%, 09/29/2027	1,070	1,041
4.400%, 06/10/2025	2,040	2,014
4.300%, 11/20/2026	590	576
4.125%, 07/25/2028	260	249
3.785%, SOFRRATE + 1.939%, 03/17/2033 (A)	1,780	1,582
3.106%, SOFRRATE + 2.842%, 04/08/2026 (A)	560	548
3.057%, SOFRRATE + 1.351%, 01/25/2033 (A)	313	264
2.976%, SOFRRATE + 1.422%, 11/05/2030 (A)	2,575	2,282
2.572%, SOFRRATE + 2.107%, 06/03/2031 (A)	6,070	5,179
2.561%, SOFRRATE + 1.167%, 05/01/2032 (A)	3,080	2,561
2.520%, SOFRRATE + 1.177%, 11/03/2032 (A)	1,225	1,005
Citizens Financial Group
6.645%, SOFRRATE + 2.325%, 04/25/2035 (A)	860	882
5.841%, SOFRRATE + 2.010%, 01/23/2030 (A)	1,777	1,766
Constellation Insurance
6.800%, 01/24/2030 (C)	1,775	1,729
Cooperatieve Rabobank UA
4.375%, 08/04/2025	1,310	1,288
3.758%, H15T1Y + 1.420%, 04/06/2033 (A)(C)	3,290	2,914
3.649%, H15T1Y + 1.220%, 04/06/2028 (A)(C)	780	742
Credit Agricole SA/London MTN
1.907%, SOFRRATE + 1.676%, 06/16/2026 (A)(C)	630	605
Credit Suisse AG/New York NY
7.950%, 01/09/2025	1,570	1,590
7.500%, 02/15/2028	3,000	3,205
4.750%, 08/09/2024	770	768
Credit Suisse AG/New York NY MTN
3.700%, 02/21/2025	2,645	2,607
Danske Bank
6.466%, H15T1Y + 2.100%, 01/09/2026 (A)(C)	2,255	2,260
3.244%, US0003M + 1.591%, 12/20/2025 (A)(C)	1,320	1,301

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Danske Bank MTN
0.976%, H15T1Y + 0.550%, 09/10/2025 (A)(C)	$1,110	$1,095
Deutsche Bank NY
7.079%, SOFRRATE + 3.650%, 02/10/2034 (A)	787	808
6.819%, SOFRRATE + 2.510%, 11/20/2029 (A)	1,445	1,500
5.414%, 05/10/2029	2,522	2,518
3.742%, SOFRRATE + 2.257%, 01/07/2033 (A)	2,041	1,688
F&G Global Funding
1.750%, 06/30/2026 (C)	1,580	1,448
Farmers Exchange Capital
7.200%, 07/15/2048 (C)	1,788	1,692
Farmers Exchange Capital II
6.151%, SOFRRATE + 3.744%, 11/01/2053 (A)(C)	4,120	3,608
Global Payments
4.950%, 08/15/2027	1,666	1,644
2.150%, 01/15/2027	2,731	2,518
Goldman Sachs Bank USA NY
5.414%, SOFRRATE + 0.750%, 05/21/2027 (A)	3,606	3,595
5.283%, SOFRRATE + 0.777%, 03/18/2027 (A)	3,920	3,904
Goldman Sachs Capital II
6.375%, TSFR3M + 1.029%(A)(F)	435	372
Goldman Sachs Group
6.750%, 10/01/2037	1,349	1,464
6.250%, 02/01/2041	1,290	1,382
5.854%, SOFRRATE + 0.486%, 10/21/2024 (A)	2,475	2,475
5.150%, 05/22/2045	1,870	1,771
4.750%, 10/21/2045	400	362
4.387%, SOFRRATE + 1.510%, 06/15/2027 (A)	2,610	2,554
4.250%, 10/21/2025	820	806
4.223%, TSFR3M + 1.563%, 05/01/2029 (A)	500	479
3.750%, 05/22/2025	500	491
3.615%, SOFRRATE + 1.846%, 03/15/2028 (A)	310	296
3.500%, 01/23/2025	150	148
3.500%, 04/01/2025	870	855
3.500%, 11/16/2026	2,420	2,316
3.272%, TSFR3M + 1.463%, 09/29/2025 (A)	2,425	2,405
3.210%, SOFRRATE + 1.513%, 04/22/2042 (A)	120	89
2.908%, SOFRRATE + 1.472%, 07/21/2042 (A)	280	198
2.650%, SOFRRATE + 1.264%, 10/21/2032 (A)	7,895	6,539

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.383%, SOFRRATE + 1.248%, 07/21/2032 (A)	$4,560	$3,722
1.542%, SOFRRATE + 0.818%, 09/10/2027 (A)	7,685	7,025
1.431%, SOFRRATE + 0.798%, 03/09/2027 (A)	8,725	8,115
Guardian Life Global Funding
1.100%, 06/23/2025 (C)	290	277
HSBC Bank USA
7.000%, 01/15/2039	510	575
HSBC Holdings PLC
5.887%, SOFRRATE + 1.570%, 08/14/2027 (A)	1,480	1,490
5.733%, SOFRRATE + 1.520%, 05/17/2032 (A)	5,888	5,906
5.597%, SOFRRATE + 1.060%, 05/17/2028 (A)	6,018	6,035
4.755%, SOFRRATE + 2.110%, 06/09/2028 (A)	660	646
4.583%, TSFR3M + 1.796%, 06/19/2029 (A)	660	637
4.250%, 08/18/2025	700	686
4.041%, TSFR3M + 1.808%, 03/13/2028 (A)	1,030	990
3.973%, TSFR3M + 1.872%, 05/22/2030 (A)	970	903
2.871%, SOFRRATE + 1.410%, 11/22/2032 (A)	350	292
2.804%, SOFRRATE + 1.187%, 05/24/2032 (A)	860	721
2.357%, SOFRRATE + 1.947%, 08/18/2031 (A)	410	340
2.099%, SOFRRATE + 1.929%, 06/04/2026 (A)	4,845	4,670
1.645%, SOFRRATE + 1.538%, 04/18/2026 (A)	290	280
HSBC USA
5.294%, 03/04/2027	5,402	5,415
Intercontinental Exchange
5.250%, 06/15/2031	1,695	1,696
1.850%, 09/15/2032	3,890	2,996
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (C)	1,260	1,248
5.017%, 06/26/2024 (C)	870	869
Jackson Financial
3.125%, 11/23/2031	2,780	2,305
JPMorgan Chase
8.750%, 09/01/2030	1,725	2,014
6.138%, TSFR3M + 0.812%, 02/01/2027 (A)	2,740	2,659
5.766%, SOFRRATE + 1.490%, 04/22/2035 (A)	7,678	7,844
5.581%, SOFRRATE + 1.160%, 04/22/2030 (A)	4,436	4,484

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.571%, SOFRRATE + 0.930%, 04/22/2028 (A)	$5,365	$5,399
5.299%, SOFRRATE + 1.450%, 07/24/2029 (A)	4,705	4,700
4.950%, 06/01/2045	170	159
4.452%, TSFR3M + 1.592%, 12/05/2029 (A)	740	716
4.250%, 10/01/2027	2,070	2,018
4.203%, TSFR3M + 1.522%, 07/23/2029 (A)	940	901
4.125%, 12/15/2026	2,420	2,354
3.882%, TSFR3M + 1.622%, 07/24/2038 (A)	215	184
3.875%, 09/10/2024	440	438
3.625%, 12/01/2027	1,000	953
3.109%, SOFRRATE + 2.440%, 04/22/2051 (A)	210	143
2.956%, TSFR3M + 2.515%, 05/13/2031 (A)	1,760	1,531
2.947%, SOFRRATE + 1.170%, 02/24/2028 (A)	1,470	1,380
2.739%, TSFR3M + 1.510%, 10/15/2030 (A)	1,640	1,443
2.580%, TSFR3M + 1.250%, 04/22/2032 (A)	1,212	1,017
2.545%, SOFRRATE + 1.180%, 11/08/2032 (A)	1,320	1,091
2.522%, SOFRRATE + 2.040%, 04/22/2031 (A)	1,960	1,684
2.301%, SOFRRATE + 1.160%, 10/15/2025 (A)	470	464
2.182%, SOFRRATE + 1.890%, 06/01/2028 (A)	1,775	1,621
2.083%, SOFRRATE + 1.850%, 04/22/2026 (A)	1,280	1,240
2.069%, SOFRRATE + 1.015%, 06/01/2029 (A)	2,525	2,231
1.953%, SOFRRATE + 1.065%, 02/04/2032 (A)	425	344
1.578%, SOFRRATE + 0.885%, 04/22/2027 (A)	5,945	5,528
1.470%, SOFRRATE + 0.765%, 09/22/2027 (A)	3,580	3,276
1.045%, SOFRRATE + 0.800%, 11/19/2026 (A)	1,670	1,563
0.969%, TSFR3M + 0.580%, 06/23/2025 (A)	8,540	8,513
KKR Group Finance II LLC
5.500%, 02/01/2043 (C)	120	114
Lehman Brothers Holdings
6.500%, 12/31/2049 (G)	4,040	–
Lehman Brothers Holdings MTN
6.750%, 12/31/2049 (G)	10,370	–

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, US0003M + 0.840%(F)(G)	$20,630	$–
Lloyds Bank PLC
3.500%, 05/14/2025	100	98
Lloyds Banking Group PLC
5.871%, H15T1Y + 1.700%, 03/06/2029 (A)	160	162
5.679%, H15T1Y + 1.750%, 01/05/2035 (A)	1,071	1,067
5.462%, H15T1Y + 1.375%, 01/05/2028 (A)	4,229	4,217
4.375%, 03/22/2028	680	657
3.870%, H15T1Y + 3.500%, 07/09/2025 (A)	530	529
3.574%, US0003M + 1.205%, 11/07/2028 (A)	370	347
1.627%, H15T1Y + 0.850%, 05/11/2027 (A)	740	685
M&T Bank
6.082%, SOFRRATE + 2.260%, 03/13/2032 (A)	1,069	1,060
Marsh & McLennan
5.750%, 11/01/2032	1,510	1,567
Mastercard
3.850%, 03/26/2050	2,850	2,253
Mercury General
4.400%, 03/15/2027	1,720	1,659
MetLife
6.400%, 12/15/2036	1,400	1,411
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (C)	4,445	4,263
Metropolitan Life Global Funding I MTN
5.000%, 01/06/2026 (C)	1,180	1,176
3.300%, 03/21/2029 (C)	2,460	2,267
Mitsubishi UFJ Financial Group
5.719%, H15T1Y + 1.080%, 02/20/2026 (A)	3,510	3,507
5.063%, H15T1Y + 1.550%, 09/12/2025 (A)	3,240	3,232
4.080%, H15T1Y + 1.300%, 04/19/2028 (A)	720	695
3.837%, H15T1Y + 1.125%, 04/17/2026 (A)	700	689
Morgan Stanley
6.342%, SOFRRATE + 2.560%, 10/18/2033 (A)	2,402	2,539
5.466%, SOFRRATE + 1.730%, 01/18/2035 (A)	3,017	2,995
5.449%, SOFRRATE + 1.630%, 07/20/2029 (A)	2,205	2,213
2.484%, SOFRRATE + 1.360%, 09/16/2036 (A)	460	363

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.593%, SOFRRATE + 0.879%, 05/04/2027 (A)	$1,520	$1,410
Morgan Stanley MTN
5.831%, SOFRRATE + 1.580%, 04/19/2035 (A)	8,184	8,347
5.656%, SOFRRATE + 1.260%, 04/18/2030 (A)	4,833	4,896
5.250%, SOFRRATE + 1.870%, 04/21/2034 (A)	3,490	3,411
5.164%, SOFRRATE + 1.590%, 04/20/2029 (A)	1,899	1,886
4.431%, TSFR3M + 1.890%, 01/23/2030 (A)	70	67
4.350%, 09/08/2026	235	230
4.000%, 07/23/2025	580	571
3.772%, TSFR3M + 1.402%, 01/24/2029 (A)	280	265
3.622%, SOFRRATE + 3.120%, 04/01/2031 (A)	3,165	2,889
3.591%, US0003M + 1.340%, 07/22/2028 (A)	270	256
2.699%, SOFRRATE + 1.143%, 01/22/2031 (A)	10	9
2.511%, SOFRRATE + 1.200%, 10/20/2032 (A)	2,165	1,778
2.475%, SOFRRATE + 1.000%, 01/21/2028 (A)	725	674
2.239%, SOFRRATE + 1.178%, 07/21/2032 (A)	4,350	3,528
2.188%, SOFRRATE + 1.990%, 04/28/2026 (A)	2,020	1,957
1.512%, SOFRRATE + 0.858%, 07/20/2027 (A)	1,960	1,804
1.164%, SOFRRATE + 0.560%, 10/21/2025 (A)	1,770	1,738
Morgan Stanley Bank
5.504%, SOFRRATE + 0.865%, 05/26/2028 (A)	2,893	2,906
4.952%, SOFRRATE + 1.080%, 01/14/2028 (A)	3,773	3,736
Nasdaq
5.550%, 02/15/2034	2,150	2,147
National Securities Clearing
1.500%, 04/23/2025 (C)	510	493
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (A)(C)	2,565	2,395
Nationwide Mutual Insurance
7.881%, US0003M + 2.290%, 12/15/2024 (A)(C)	4,407	4,410
NatWest Group PLC
7.472%, H15T1Y + 2.850%, 11/10/2026 (A)	2,180	2,233

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.642%, H15T1Y + 0.900%, 06/14/2027 (A)	$1,640	$1,514
New York Life Global Funding
0.950%, 06/24/2025 (C)	550	525
New York Life Insurance
3.750%, 05/15/2050 (C)	650	482
Northwestern Mutual Global Funding
5.160%, 05/28/2031 (C)	3,285	3,271
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (C)	2,428	1,656
PayPal Holdings
4.400%, 06/01/2032	630	599
2.300%, 06/01/2030	3,515	3,009
1.650%, 06/01/2025	640	616
PNC Bank
3.875%, 04/10/2025	910	896
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (A)	1,355	1,468
5.812%, SOFRRATE + 1.322%, 06/12/2026 (A)	450	451
5.676%, SOFRRATE + 1.902%, 01/22/2035 (A)	185	185
5.582%, SOFRRATE + 1.841%, 06/12/2029 (A)	1,080	1,087
5.068%, SOFRRATE + 1.933%, 01/24/2034 (A)	1,660	1,594
Principal Life Global Funding II
2.250%, 11/21/2024 (C)	2,940	2,892
1.250%, 06/23/2025 (C)	270	258
Royal Bank of Canada
5.759%, 06/29/2085 (A)	860	777
Royal Bank of Canada MTN
5.150%, 02/01/2034	720	710
2.250%, 11/01/2024	170	168
1.150%, 06/10/2025	730	699
Santander Holdings USA
6.342%, SOFRRATE + 2.138%, 05/31/2035 (A)	2,169	2,171
Santander UK Group Holdings PLC
2.469%, SOFRRATE + 1.220%, 01/11/2028 (A)	705	649
1.673%, SOFRRATE + 0.989%, 06/14/2027 (A)	2,235	2,060
1.532%, H15T1Y + 1.250%, 08/21/2026 (A)	1,140	1,082
Societe Generale
7.132%, H15T1Y + 2.950%, 01/19/2055 (A)(C)	814	811
5.634%, H15T1Y + 1.750%, 01/19/2030 (A)(C)	1,805	1,790
Societe Generale MTN
7.367%, 01/10/2053 (C)	1,100	1,132
2.625%, 01/22/2025 (C)	1,345	1,316

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
State Street
3.300%, 12/16/2024	$310	$306
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	148	164
4.900%, 09/15/2044 (C)	600	533
4.270%, 05/15/2047 (C)	175	141
3.300%, 05/15/2050 (C)	2,360	1,590
Toronto-Dominion Bank MTN
4.456%, 06/08/2032	1,090	1,024
1.150%, 06/12/2025	730	699
Travelers
4.600%, 08/01/2043	50	45
Truist Bank
3.800%, 10/30/2026	250	240
Truist Financial MTN
7.161%, SOFRRATE + 2.446%, 10/30/2029 (A)	3,408	3,610
6.047%, SOFRRATE + 2.050%, 06/08/2027 (A)	850	856
5.711%, SOFRRATE + 1.922%, 01/24/2035 (A)	1,068	1,061
5.435%, SOFRRATE + 1.620%, 01/24/2030 (A)	2,503	2,489
4.260%, SOFRRATE + 1.456%, 07/28/2026 (A)	4,225	4,155
Trust Fibra Uno
6.390%, 01/15/2050 (C)	509	403
UBS
5.650%, 09/11/2028	1,722	1,753
4.500%, 06/26/2048	1,540	1,356
UBS Group
9.016%, SOFRRATE + 5.020%, 11/15/2033 (A)(C)	560	679
5.699%, H15T1Y + 1.770%, 02/08/2035 (A)(C)	2,565	2,562
5.617%, USISSO01 + 1.340%, 09/13/2030 (A)(C)	2,893	2,898
4.751%, H15T1Y + 1.750%, 05/12/2028 (A)(C)	660	645
4.488%, H15T1Y + 1.550%, 05/12/2026 (A)(C)	520	513
4.282%, 01/09/2028 (C)	1,695	1,623
4.253%, 03/23/2028 (C)	1,490	1,426
4.194%, SOFRRATE + 3.730%, 04/01/2031 (A)(C)	2,690	2,501
4.125%, 09/24/2025 (C)	1,010	989
3.750%, 03/26/2025	2,160	2,126
3.091%, SOFRRATE + 1.730%, 05/14/2032 (A)(C)	2,104	1,793
2.746%, H15T1Y + 1.100%, 02/11/2033 (A)(C)	400	327
UBS NY
5.000%, 07/09/2027	600	593

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.950%, 04/09/2025	$790	$772
UBS NY MTN
3.625%, 09/09/2024	1,360	1,352
US Bancorp
5.850%, SOFRRATE + 2.090%, 10/21/2033 (A)	705	713
5.836%, SOFRRATE + 2.260%, 06/12/2034 (A)	520	524
5.775%, SOFRRATE + 2.020%, 06/12/2029 (A)	910	920
5.727%, SOFRRATE + 1.430%, 10/21/2026 (A)	435	436
5.678%, SOFRRATE + 1.860%, 01/23/2035 (A)	695	694
5.384%, SOFRRATE + 1.560%, 01/23/2030 (A)	1,510	1,506
4.839%, SOFRRATE + 1.600%, 02/01/2034 (A)	2,750	2,591
4.653%, SOFRRATE + 1.230%, 02/01/2029 (A)	4,210	4,104
1.450%, 05/12/2025	1,230	1,185
US Bancorp MTN
3.600%, 09/11/2024	160	159
2.215%, SOFRRATE + 0.730%, 01/27/2028 (A)	130	120
Visa
4.300%, 12/14/2045	810	704
WEA Finance LLC / Westfield UK & Europe Finance PLC
3.750%, 09/17/2024 (C)	1,370	1,359
Wells Fargo
7.950%, 11/15/2029	925	1,022
6.491%, SOFRRATE + 2.060%, 10/23/2034 (A)	2,869	3,052
6.303%, SOFRRATE + 1.790%, 10/23/2029 (A)	1,081	1,119
6.090%, TSFR3M + 0.762%, 01/15/2027 (A)	2,395	2,341
5.606%, 01/15/2044	700	680
5.389%, SOFRRATE + 2.020%, 04/24/2034 (A)	935	920
5.375%, 11/02/2043	190	180
3.000%, 10/23/2026	1,640	1,555
2.188%, SOFRRATE + 2.000%, 04/30/2026 (A)	3,365	3,259
Wells Fargo MTN
5.707%, SOFRRATE + 1.070%, 04/22/2028 (A)	4,292	4,321
5.574%, SOFRRATE + 1.740%, 07/25/2029 (A)	1,382	1,390
5.557%, SOFRRATE + 1.990%, 07/25/2034 (A)	900	896
5.198%, SOFRRATE + 1.500%, 01/23/2030 (A)	7,179	7,118

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.013%, TSFR3M + 4.502%, 04/04/2051 (A)	$6,920	$6,310
4.900%, 11/17/2045	1,170	1,031
4.897%, SOFRRATE + 2.100%, 07/25/2033 (A)	6,334	6,061
4.750%, 12/07/2046	2,115	1,822
4.650%, 11/04/2044	500	429
4.478%, TSFR3M + 4.032%, 04/04/2031 (A)	5,280	5,028
4.400%, 06/14/2046	200	163
4.300%, 07/22/2027	1,180	1,147
4.150%, 01/24/2029	1,450	1,390
3.584%, TSFR3M + 1.572%, 05/22/2028 (A)	1,205	1,146
3.526%, SOFRRATE + 1.510%, 03/24/2028 (A)	2,695	2,562
3.350%, SOFRRATE + 1.500%, 03/02/2033 (A)	2,565	2,212
3.196%, TSFR3M + 1.432%, 06/17/2027 (A)	1,085	1,038
2.879%, TSFR3M + 1.432%, 10/30/2030 (A)	2,120	1,868
2.572%, TSFR3M + 1.262%, 02/11/2031 (A)	1,034	890
2.393%, SOFRRATE + 2.100%, 06/02/2028 (A)	2,610	2,394
Willis North America
5.350%, 05/15/2033	1,080	1,053

		690,584

Health Care — 2.2%
Abbott Laboratories
4.750%, 11/30/2036	440	424
AbbVie
5.500%, 03/15/2064	565	556
5.400%, 03/15/2054	2,105	2,075
5.050%, 03/15/2034	2,392	2,367
4.950%, 03/15/2031	1,510	1,497
4.875%, 11/14/2048	130	119
4.800%, 03/15/2027	1,782	1,771
4.800%, 03/15/2029	2,812	2,785
4.550%, 03/15/2035	1,759	1,657
4.500%, 05/14/2035	1,871	1,754
4.250%, 11/21/2049	4,568	3,795
4.050%, 11/21/2039	747	645
3.800%, 03/15/2025	700	691
3.600%, 05/14/2025	560	550
3.200%, 11/21/2029	5,888	5,368
2.950%, 11/21/2026	610	579
2.600%, 11/21/2024	2,760	2,721
Amgen
6.375%, 06/01/2037	1,785	1,901
5.650%, 03/02/2053	4,625	4,565

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.250%, 03/02/2033	$1,497	$1,486
4.663%, 06/15/2051	104	89
4.400%, 05/01/2045	900	759
3.150%, 02/21/2040	880	658
2.000%, 01/15/2032	2,710	2,165
Astrazeneca Finance LLC
5.000%, 02/26/2034	1,441	1,423
Bayer US Finance II LLC
4.875%, 06/25/2048 (C)	2,228	1,805
4.625%, 06/25/2038 (C)	2,097	1,744
4.400%, 07/15/2044 (C)	2,750	2,118
Becton Dickinson
4.685%, 12/15/2044	412	363
3.734%, 12/15/2024	446	442
3.363%, 06/06/2024	531	531
Bristol-Myers Squibb
5.750%, 02/01/2031	2,780	2,875
5.650%, 02/22/2064	1,288	1,259
5.550%, 02/22/2054	1,031	1,015
5.200%, 02/22/2034	1,490	1,480
5.100%, 02/22/2031	540	539
3.400%, 07/26/2029	253	234
3.200%, 06/15/2026	768	739
2.900%, 07/26/2024	1,352	1,347
Centene
3.000%, 10/15/2030	3,456	2,939
Cigna Group
4.900%, 12/15/2048	140	123
4.375%, 10/15/2028	1,260	1,218
3.400%, 03/15/2050	1,650	1,123
3.400%, 03/15/2051	1,050	714
3.250%, 04/15/2025	1,000	980
CommonSpirit Health
4.350%, 11/01/2042	440	376
CVS Health
6.050%, 06/01/2054	1,655	1,623
5.250%, 02/21/2033	1,456	1,415
5.125%, 02/21/2030	2,745	2,699
5.125%, 07/20/2045	170	150
5.050%, 03/25/2048	8,212	7,079
5.000%, 02/20/2026	1,355	1,342
4.780%, 03/25/2038	990	881
4.300%, 03/25/2028	1,336	1,288
4.250%, 04/01/2050	630	477
4.125%, 04/01/2040	240	193
3.875%, 07/20/2025	929	912
3.750%, 04/01/2030	610	557
3.625%, 04/01/2027	620	593
3.375%, 08/12/2024	95	94
2.125%, 09/15/2031	660	526
1.875%, 02/28/2031	210	167
DH Europe Finance II S.AR.L.
2.200%, 11/15/2024	1,729	1,704

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Elevance Health
5.375%, 06/15/2034	$1,082	$1,079
5.150%, 06/15/2029	1,553	1,550
4.625%, 05/15/2042	219	193
4.550%, 05/15/2052	490	411
4.100%, 05/15/2032	1,090	1,004
3.650%, 12/01/2027	330	314
3.350%, 12/01/2024	1,190	1,177
Eli Lilly
5.100%, 02/09/2064	1,861	1,762
5.000%, 02/09/2054	1,216	1,154
4.700%, 02/09/2034	2,806	2,728
Gilead Sciences
4.750%, 03/01/2046	40	36
4.000%, 09/01/2036	721	630
3.650%, 03/01/2026	890	865
HCA
6.000%, 04/01/2054	2,365	2,322
5.900%, 06/01/2053	1,659	1,608
5.250%, 04/15/2025	750	747
5.250%, 06/15/2026	1,015	1,009
5.250%, 06/15/2049	476	422
4.125%, 06/15/2029	3,776	3,558
3.500%, 09/01/2030	1,645	1,472
3.500%, 07/15/2051	1,287	859
2.375%, 07/15/2031	1,015	828
Humana
4.950%, 10/01/2044	200	175
4.800%, 03/15/2047	50	42
4.500%, 04/01/2025	120	119
3.950%, 03/15/2027	860	829
3.850%, 10/01/2024	2,530	2,514
3.700%, 03/23/2029	7,750	7,226
2.150%, 02/03/2032	250	198
Mass General Brigham
3.192%, 07/01/2049	245	169
Medtronic
4.625%, 03/15/2045	123	111
Merck
2.750%, 12/10/2051	1,050	652
1.450%, 06/24/2030	480	392
Pfizer
4.000%, 12/15/2036	1,050	933
2.700%, 05/28/2050	1,400	896
2.625%, 04/01/2030	720	633
1.700%, 05/28/2030	680	566
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	1,408	1,323
5.300%, 05/19/2053	2,584	2,470
4.750%, 05/19/2033	5,020	4,854
Roche Holdings
2.607%, 12/13/2051 (C)	2,080	1,268

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Royalty Pharma PLC
1.200%, 09/02/2025	$980	$928
UnitedHealth Group
6.625%, 11/15/2037	200	221
5.875%, 02/15/2053	3,646	3,774
5.800%, 03/15/2036	560	583
5.500%, 04/15/2064	367	355
5.375%, 04/15/2054	2,461	2,387
4.900%, 04/15/2031	1,472	1,450
4.625%, 07/15/2035	940	895
4.600%, 04/15/2027	1,472	1,456
4.450%, 12/15/2048	140	119
4.250%, 06/15/2048	180	149
4.200%, 05/15/2032	520	487
4.000%, 05/15/2029	770	736
3.875%, 12/15/2028	250	239
3.875%, 08/15/2059	570	423
3.700%, 08/15/2049	140	105
3.250%, 05/15/2051	630	432
3.125%, 05/15/2060	90	57
3.050%, 05/15/2041	331	245
2.900%, 05/15/2050	880	569
2.750%, 05/15/2040	570	409
2.300%, 05/15/2031	150	125
2.000%, 05/15/2030	220	185
1.250%, 01/15/2026	260	244
Universal Health Services
1.650%, 09/01/2026	1,260	1,150
Wyeth LLC
5.950%, 04/01/2037	320	336

		157,221

Industrials — 1.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.450%, 04/15/2027	2,334	2,389
3.300%, 01/30/2032	5,188	4,419
3.000%, 10/29/2028	12,848	11,608
2.450%, 10/29/2026	3,970	3,694
1.650%, 10/29/2024	917	902
Air Lease
5.850%, 12/15/2027	1,325	1,339
5.300%, 02/01/2028	830	826
3.375%, 07/01/2025	490	478
3.250%, 03/01/2025	525	515
Air Lease MTN
3.000%, 02/01/2030	2,245	1,979
2.875%, 01/15/2026	3,019	2,886
2.300%, 02/01/2025	605	591
American Airlines Pass-Through Trust, Ser 2015-1, Cl A
3.375%, 05/01/2027	74	70

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BAE Systems PLC
5.250%, 03/26/2031 (C)	$2,195	$2,169
Boeing
7.250%, 06/15/2025	107	108
7.008%, 05/01/2064 (C)	745	751
6.858%, 05/01/2054 (C)	1,116	1,132
6.528%, 05/01/2034 (C)	2,087	2,116
6.388%, 05/01/2031 (C)	3,933	3,979
6.298%, 05/01/2029 (C)	3,290	3,317
6.259%, 05/01/2027 (C)	743	748
5.805%, 05/01/2050	3,930	3,519
5.150%, 05/01/2030	310	296
4.875%, 05/01/2025	1,550	1,533
3.750%, 02/01/2050	558	363
3.250%, 02/01/2035	750	567
3.200%, 03/01/2029	610	536
3.100%, 05/01/2026	230	218
2.800%, 03/01/2027	280	257
2.700%, 02/01/2027	340	312
2.196%, 02/04/2026	1,930	1,811
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	200	234
5.200%, 04/15/2054	748	711
4.550%, 09/01/2044	470	414
4.450%, 01/15/2053	282	239
3.650%, 09/01/2025	140	137
2.875%, 06/15/2052	610	383
Canadian Pacific Railway
6.125%, 09/15/2115	34	34
Carrier Global
3.577%, 04/05/2050	70	51
Caterpillar
4.300%, 05/15/2044	50	44
Caterpillar Financial Services
4.500%, 01/08/2027	1,762	1,742
Caterpillar Financial Services MTN
5.000%, 05/14/2027	2,879	2,882
4.850%, 02/27/2029	2,139	2,132
Cintas No. 2
4.000%, 05/01/2032	2,845	2,652
3.700%, 04/01/2027	590	570
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	36	35
Crowley Conro LLC
4.181%, 08/15/2043	718	639
Deere
3.750%, 04/15/2050	320	254
3.100%, 04/15/2030	160	145
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	2,372	2,146

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Delta Air Lines/Skymiles
4.750%, 10/20/2028 (C)	$3,590	$3,496
4.500%, 10/20/2025 (C)	665	658
Eaton
4.150%, 11/02/2042	530	453
4.000%, 11/02/2032	99	92
Emerson Electric
2.800%, 12/21/2051	2,935	1,845
General Dynamics
4.250%, 04/01/2040	880	774
4.250%, 04/01/2050	200	168
General Electric MTN
6.064%, TSFR3M + 0.742%, 08/15/2036 (A)	3,035	2,855
Honeywell International
5.350%, 03/01/2064	735	714
5.250%, 03/01/2054	735	713
5.000%, 03/01/2035	3,565	3,517
ILFC E-Capital Trust II
7.395%, TSFR3M + 2.062%, 12/21/2065 (A)(C)	1,200	977
JetBlue Pass-Through Trust, Ser 2019-1, Cl AA
2.750%, 05/15/2032	131	112
John Deere Capital
4.500%, 01/08/2027	2,466	2,438
4.500%, 01/16/2029	2,466	2,417
John Deere Capital MTN
5.150%, 09/08/2026	2,444	2,448
5.100%, 04/11/2034	1,782	1,772
4.950%, 07/14/2028	559	558
4.150%, 09/15/2027	1,405	1,371
L3Harris Technologies
5.054%, 04/27/2045	330	305
4.854%, 04/27/2035	210	198
Lockheed Martin
5.200%, 02/15/2064	1,327	1,250
4.800%, 08/15/2034	1,469	1,428
4.150%, 06/15/2053	2,240	1,808
3.900%, 06/15/2032	410	380
Northrop Grumman
5.250%, 05/01/2050	3,620	3,447
4.900%, 06/01/2034	1,835	1,771
3.850%, 04/15/2045	350	274
3.250%, 01/15/2028	480	451
2.930%, 01/15/2025	2,020	1,988
Otis Worldwide
3.112%, 02/15/2040	605	450
2.056%, 04/05/2025	340	330
Owens Corning
5.950%, 06/15/2054	651	657
5.700%, 06/15/2034	1,085	1,092

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Parker-Hannifin
2.700%, 06/14/2024	$830	$829
Raytheon Technologies
2.250%, 07/01/2030	680	576
Republic Services
2.500%, 08/15/2024	680	675
1.450%, 02/15/2031	3,485	2,752
Roper Technologies
1.000%, 09/15/2025	940	888
RTX
6.400%, 03/15/2054	1,452	1,583
6.100%, 03/15/2034	1,441	1,508
6.000%, 03/15/2031	730	758
4.125%, 11/16/2028	480	460
3.950%, 08/16/2025	250	246
3.150%, 12/15/2024	320	316
3.125%, 07/01/2050	1,290	848
3.030%, 03/15/2052	420	267
Siemens Financieringsmaatschappij
1.200%, 03/11/2026 (C)	595	556
Union Pacific
3.839%, 03/20/2060	970	710
3.750%, 07/15/2025	530	521
3.750%, 02/05/2070	700	492
3.250%, 02/05/2050	1,065	741
2.891%, 04/06/2036	835	667
2.800%, 02/14/2032	909	778
2.375%, 05/20/2031	670	566
2.150%, 02/05/2027	270	251
United Airlines Pass-Through Trust, Ser 2023-1, Cl A
5.800%, 01/15/2036	3,800	3,812
United Parcel Service
5.200%, 04/01/2040	525	514
US Airways Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	16	16
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	2,036	2,012
Waste Connections
5.000%, 03/01/2034	820	798

		138,219

Information Technology — 1.3%
Adobe
4.950%, 04/04/2034	2,133	2,109
4.800%, 04/04/2029	1,787	1,783
Analog Devices
5.300%, 04/01/2054	1,287	1,253
5.050%, 04/01/2034	1,430	1,421
Apple
3.950%, 08/08/2052	1,348	1,087

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.650%, 05/11/2050	$558	$354
2.650%, 02/08/2051	431	271
2.375%, 02/08/2041	512	352
Applied Materials
1.750%, 06/01/2030	1,070	894
Broadcom
4.926%, 05/15/2037 (C)	2,147	1,999
4.150%, 11/15/2030	842	788
3.419%, 04/15/2033 (C)	744	636
3.150%, 11/15/2025	826	799
3.137%, 11/15/2035 (C)	2,310	1,836
2.450%, 02/15/2031 (C)	1,102	921
Cisco Systems
5.300%, 02/26/2054	1,070	1,050
5.050%, 02/26/2034	5,096	5,064
4.950%, 02/26/2031	1,426	1,418
4.850%, 02/26/2029	2,139	2,132
4.800%, 02/26/2027	2,139	2,132
Constellation Software
5.158%, 02/16/2029 (C)	3,000	2,975
Intel
5.900%, 02/10/2063	982	976
5.700%, 02/10/2053	1,404	1,374
5.625%, 02/10/2043	404	402
5.600%, 02/21/2054	1,069	1,031
5.200%, 02/10/2033	430	426
5.125%, 02/10/2030	600	599
5.000%, 02/21/2031	1,069	1,055
4.750%, 03/25/2050	480	412
3.734%, 12/08/2047	119	88
3.050%, 08/12/2051	210	133
2.800%, 08/12/2041	606	419
1.600%, 08/12/2028	650	566
Intuit
5.500%, 09/15/2053	1,399	1,396
5.250%, 09/15/2026	1,747	1,756
5.200%, 09/15/2033	1,396	1,394
5.125%, 09/15/2028	1,396	1,404
KLA
4.700%, 02/01/2034	1,423	1,373
4.650%, 07/15/2032	640	620
3.300%, 03/01/2050	577	405
Kyndryl Holdings
2.050%, 10/15/2026	1,855	1,710
Lam Research
3.800%, 03/15/2025	150	148
Marvell Technology
5.950%, 09/15/2033	1,048	1,075
5.750%, 02/15/2029	1,048	1,066
Micron Technology
5.875%, 02/09/2033	774	792
5.375%, 04/15/2028	3,528	3,541
5.300%, 01/15/2031	640	636

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Microsoft
4.100%, 02/06/2037	$245	$228
3.450%, 08/08/2036	2,052	1,777
3.300%, 02/06/2027	720	693
2.921%, 03/17/2052	646	436
NVIDIA
3.700%, 04/01/2060	680	512
NXP BV / NXP FUNDING LLC / NXP USA
2.700%, 05/01/2025	430	419
Oracle
6.900%, 11/09/2052	1,385	1,549
4.650%, 05/06/2030	610	594
4.000%, 07/15/2046	1,223	936
4.000%, 11/15/2047	330	250
3.950%, 03/25/2051	1,359	1,001
3.900%, 05/15/2035	3,620	3,134
3.800%, 11/15/2037	4,295	3,532
3.600%, 04/01/2040	1,834	1,413
2.950%, 05/15/2025	695	677
2.950%, 04/01/2030	1,415	1,250
2.875%, 03/25/2031	1,860	1,600
2.800%, 04/01/2027	625	585
1.650%, 03/25/2026	1,570	1,469
QUALCOMM
6.000%, 05/20/2053	1,587	1,708
Texas Instruments
5.150%, 02/08/2054	711	678
5.000%, 03/14/2053	1,550	1,448
4.850%, 02/08/2034	707	696
4.150%, 05/15/2048	1,250	1,036
1.750%, 05/04/2030	440	368
TSMC Arizona
2.500%, 10/25/2031	3,950	3,335
1.750%, 10/25/2026	750	692
TSMC Global
1.375%, 09/28/2030 (C)	2,240	1,798
VMware
1.400%, 08/15/2026	986	903
1.000%, 08/15/2024	2,189	2,167
Vontier
1.800%, 04/01/2026	1,170	1,086

		94,041

Materials — 0.8%
Amcor Finance USA
3.625%, 04/28/2026	2,000	1,925
Anglo American Capital PLC
5.750%, 04/05/2034 (C)	2,793	2,788
4.750%, 03/16/2052 (C)	933	788
4.000%, 09/11/2027 (C)	280	268
3.625%, 09/11/2024 (C)	1,810	1,797
Barrick North America Finance LLC
5.700%, 05/30/2041	470	468

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Berry Global
5.650%, 01/15/2034 (C)	$260	$254
4.875%, 07/15/2026 (C)	1,522	1,497
1.650%, 01/15/2027	1,785	1,619
BHP Billiton Finance USA
5.000%, 09/30/2043	40	37
Celanese US Holdings LLC
6.550%, 11/15/2030	3,476	3,629
6.379%, 07/15/2032	578	594
6.050%, 03/15/2025	689	689
Dow Chemical
5.600%, 02/15/2054	1,066	1,029
5.150%, 02/15/2034	1,425	1,398
4.800%, 05/15/2049	585	501
DuPont de Nemours
4.493%, 11/15/2025	2,095	2,068
Freeport-McMoRan
5.450%, 03/15/2043	270	254
5.400%, 11/14/2034	330	322
Glencore Funding LLC
5.634%, 04/04/2034 (C)	2,495	2,451
5.371%, 04/04/2029 (C)	2,858	2,842
4.000%, 03/27/2027 (C)	1,570	1,513
International Flavors & Fragrances
5.000%, 09/26/2048	2,365	2,009
2.300%, 11/01/2030 (C)	4,800	3,975
LYB International Finance III LLC
5.500%, 03/01/2034	1,962	1,938
3.625%, 04/01/2051	1,157	802
MEGlobal BV MTN
4.250%, 11/03/2026 (C)	1,440	1,380
2.625%, 04/28/2028 (C)	2,250	1,989
OCP
4.500%, 10/22/2025 (C)	1,860	1,817
Orbia Advance
2.875%, 05/11/2031 (C)	1,340	1,091
1.875%, 05/11/2026 (C)	1,410	1,310
Southern Copper
5.250%, 11/08/2042	4,340	4,025
Suzano Austria GmbH
6.000%, 01/15/2029	1,910	1,890
Vale Overseas
6.875%, 11/21/2036	1,495	1,581
6.250%, 08/10/2026	2,290	2,330

		54,868

Real Estate — 1.0%
Agree LP
4.800%, 10/01/2032	661	620
2.600%, 06/15/2033	300	234
2.000%, 06/15/2028	1,318	1,154
American Assets Trust LP
3.375%, 02/01/2031	2,580	2,115

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Homes 4 Rent LP
4.300%, 04/15/2052	$543	$417
3.625%, 04/15/2032	1,213	1,051
3.375%, 07/15/2051	1,120	725
2.375%, 07/15/2031	1,320	1,066
American Tower
5.900%, 11/15/2033	1,058	1,081
5.650%, 03/15/2033	2,318	2,323
5.550%, 07/15/2033	1,920	1,908
5.500%, 03/15/2028	1,404	1,410
3.125%, 01/15/2027	595	563
2.950%, 01/15/2051	351	218
2.700%, 04/15/2031	3,790	3,188
1.875%, 10/15/2030	3,215	2,596
AvalonBay Communities MTN
2.450%, 01/15/2031	1,535	1,300
Boston Properties LP
3.400%, 06/21/2029	1,510	1,335
2.900%, 03/15/2030	125	106
Brixmor Operating Partnership LP
2.500%, 08/16/2031	1,885	1,540
Camden Property Trust
2.800%, 05/15/2030	480	421
Crown Castle
5.800%, 03/01/2034	2,178	2,192
2.900%, 04/01/2041	643	445
2.100%, 04/01/2031	4,295	3,456
Equinix
3.900%, 04/15/2032	3,975	3,586
Essex Portfolio LP
2.550%, 06/15/2031	626	516
Extra Space Storage LP
3.900%, 04/01/2029	1,153	1,081
2.550%, 06/01/2031	2,590	2,138
2.400%, 10/15/2031	130	106
2.200%, 10/15/2030	542	444
GLP Capital LP / GLP Financing II
5.750%, 06/01/2028	1,250	1,245
5.300%, 01/15/2029	545	533
4.000%, 01/15/2030	1,542	1,397
4.000%, 01/15/2031	85	76
Healthcare Realty Holdings LP
3.875%, 05/01/2025	1,100	1,076
3.625%, 01/15/2028	195	179
3.500%, 08/01/2026	1,010	961
3.100%, 02/15/2030	30	26
2.050%, 03/15/2031	360	277
2.000%, 03/15/2031	1,000	786
Hudson Pacific Properties LP
4.650%, 04/01/2029	3,265	2,552
3.250%, 01/15/2030	180	126
Invitation Homes Operating Partnership LP
5.500%, 08/15/2033	1,780	1,757

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.150%, 04/15/2032	$1,207	$1,098
2.000%, 08/15/2031	2,381	1,869
LXP Industrial Trust
6.750%, 11/15/2028	545	563
Mid-America Apartments LP
5.300%, 02/15/2032	1,442	1,430
Physicians Realty
3.950%, 01/15/2028	56	54
2.625%, 11/01/2031	895	736
Realty Income
5.625%, 10/13/2032	533	538
5.125%, 02/15/2034	1,520	1,471
4.900%, 07/15/2033	1,045	997
3.400%, 01/15/2030	727	658
2.850%, 12/15/2032	878	721
2.200%, 06/15/2028	650	576
2.100%, 03/15/2028	681	607
Regency Centers LP
5.250%, 01/15/2034	1,424	1,385
2.950%, 09/15/2029	1,661	1,483
Sabra Health Care LP
3.900%, 10/15/2029	1,335	1,194
Scentre Group Trust 1/ Scentre Group Trust 2
3.625%, 01/28/2026 (C)	1,285	1,245
Store Capital LLC
4.625%, 03/15/2029	774	728
4.500%, 03/15/2028	697	660
2.750%, 11/18/2030	1,073	876
2.700%, 12/01/2031	422	337
Sun Communities Operating
4.200%, 04/15/2032	1,577	1,407
VICI Properties LP
5.625%, 05/15/2052	63	56
5.125%, 05/15/2032	761	719
4.950%, 02/15/2030	300	288
VICI Properties LP / VICI Note Co
4.625%, 06/15/2025 (C)	140	138
4.500%, 01/15/2028 (C)	371	355
4.125%, 08/15/2030 (C)	70	63
3.875%, 02/15/2029 (C)	575	528

		73,106

Utilities — 2.3%
Alabama Power
3.700%, 12/01/2047	1,490	1,129
American Electric Power
5.699%, 08/15/2025	1,745	1,745
American Transmission Systems
2.650%, 01/15/2032 (C)	1,158	956
Appalachian Power
5.650%, 04/01/2034	2,985	2,946
4.500%, 03/01/2049	60	48
4.450%, 06/01/2045	1,600	1,281

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Baltimore Gas and Electric
5.400%, 06/01/2053	$1,053	$1,009
2.250%, 06/15/2031	940	780
Berkshire Hathaway Energy
2.850%, 05/15/2051	2,810	1,710
Boston Gas
4.487%, 02/15/2042 (C)	140	114
CenterPoint Energy Houston Electric LLC
5.200%, 10/01/2028	1,051	1,055
5.150%, 03/01/2034	4,854	4,784
3.600%, 03/01/2052	694	501
Chile Electricity Lux MPC S.AR.L.
6.010%, 01/20/2033 (C)	1,770	1,782
Comision Federal de Electricidad
3.875%, 07/26/2033 (C)	790	641
Consolidated Edison of New York
5.900%, 11/15/2053	703	722
5.700%, 05/15/2054	721	716
5.500%, 03/15/2034	1,793	1,816
5.375%, 05/15/2034	1,083	1,081
4.450%, 03/15/2044	2,180	1,861
3.950%, 04/01/2050	210	164
3.350%, 04/01/2030	260	237
3.200%, 12/01/2051	210	139
Constellation Energy Generation LLC
5.600%, 03/01/2028	2,410	2,432
Consumers Securitization Funding LLC, Ser 2023
5.550%, 03/01/2028	2,085	2,082
Dominion Energy
3.071%, 08/15/2024 (D)	1,800	1,790
DTE Electric
3.650%, 03/01/2052	502	367
2.950%, 03/01/2050	1,097	710
DTE Energy
5.850%, 06/01/2034	1,009	1,021
2.529%, 10/01/2024 (D)	1,775	1,756
1.050%, 06/01/2025	2,400	2,296
Duke Energy
3.500%, 06/15/2051	194	131
3.150%, 08/15/2027	850	799
0.900%, 09/15/2025	1,955	1,843
Duke Energy Carolinas LLC
5.400%, 01/15/2054	704	677
5.350%, 01/15/2053	1,409	1,342
4.950%, 01/15/2033	715	699
4.250%, 12/15/2041	1,000	838
4.000%, 09/30/2042	1,512	1,221
3.550%, 03/15/2052	850	598
2.850%, 03/15/2032	1,167	993
2.550%, 04/15/2031	429	363
Duke Energy Florida LLC
5.875%, 11/15/2033	380	395

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.400%, 12/15/2031	$937	$775
Duke Energy Indiana LLC
2.750%, 04/01/2050	880	532
Duke Energy Ohio
5.250%, 04/01/2033	1,700	1,683
Duke Energy Progress LLC
4.150%, 12/01/2044	250	202
2.500%, 08/15/2050	948	546
East Ohio Gas
2.000%, 06/15/2030 (C)	2,365	1,938
Electricite de France
6.000%, 04/22/2064 (C)	1,575	1,473
Entergy Arkansas LLC
5.150%, 01/15/2033	1,410	1,390
2.650%, 06/15/2051	846	491
Entergy Texas
3.450%, 12/01/2027	1,625	1,520
Evergy Metro
5.300%, 10/01/2041	250	236
Evergy Missouri West
5.650%, 06/01/2034 (C)	2,695	2,692
Eversource Energy
5.950%, 02/01/2029	5,215	5,317
5.950%, 07/15/2034	858	865
5.850%, 04/15/2031	1,430	1,442
4.600%, 07/01/2027	1,125	1,099
Exelon
5.625%, 06/15/2035	1,720	1,710
3.950%, 06/15/2025	1,020	1,002
FirstEnergy
4.150%, 07/15/2027	1,310	1,248
1.600%, 01/15/2026	300	281
FirstEnergy Pennsylvania Electric
5.150%, 03/30/2026 (C)	705	697
4.000%, 04/15/2025 (C)	1,000	986
Florida Power & Light
5.600%, 06/15/2054	940	946
4.400%, 05/15/2028	3,270	3,196
3.250%, 06/01/2024	455	455
Interstate Power and Light
5.700%, 10/15/2033	2,335	2,357
Jersey Central Power & Light
2.750%, 03/01/2032 (C)	1,032	849
KeySpan Gas East
3.586%, 01/18/2052 (C)	4,825	3,149
2.742%, 08/15/2026 (C)	1,175	1,099
Louisville Gas and Electric
5.450%, 04/15/2033	2,285	2,288
Metropolitan Edison
5.200%, 04/01/2028 (C)	723	720
4.300%, 01/15/2029 (C)	1,825	1,746
MidAmerican Energy
4.800%, 09/15/2043	1,500	1,354

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.650%, 04/15/2029	$1,330	$1,250
2.700%, 08/01/2052	815	487
Mid-Atlantic Interstate Transmission LLC
4.100%, 05/15/2028 (C)	190	182
Mississippi Power
4.250%, 03/15/2042	479	395
3.100%, 07/30/2051	1,127	714
National Rural Utilities Cooperative Finance MTN
1.875%, 02/07/2025	720	703
NextEra Energy Capital Holdings
6.051%, 03/01/2025	2,190	2,195
5.250%, 03/15/2034	1,730	1,694
NiSource
5.800%, 02/01/2042	471	451
5.350%, 04/01/2034	2,260	2,210
Northern States Power
5.400%, 03/15/2054	569	551
NSTAR Electric
5.400%, 06/01/2034	1,082	1,080
Pacific Gas and Electric
6.100%, 01/15/2029	2,730	2,786
5.800%, 05/15/2034	1,888	1,884
4.950%, 07/01/2050	3,005	2,508
4.750%, 02/15/2044	316	262
4.200%, 06/01/2041	546	430
3.950%, 12/01/2047	2,200	1,589
3.500%, 08/01/2050	576	380
3.300%, 08/01/2040	90	64
2.500%, 02/01/2031	2,795	2,303
2.100%, 08/01/2027	3,055	2,753
PacifiCorp
2.900%, 06/15/2052	2,590	1,506
PECO Energy
4.150%, 10/01/2044	1,985	1,640
2.850%, 09/15/2051	1,134	703
Pennsylvania Electric
4.150%, 04/15/2025 (C)	995	983
3.250%, 03/15/2028 (C)	916	851
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (C)	2,090	2,048
5.450%, 05/21/2028 (C)	830	826
4.125%, 05/15/2027 (C)	1,990	1,912
Piedmont Natural Gas
3.350%, 06/01/2050	2,538	1,654
2.500%, 03/15/2031	2,000	1,670
Progress Energy
6.000%, 12/01/2039	200	202
Public Service Electric and Gas MTN
5.125%, 03/15/2053	1,390	1,309
2.700%, 05/01/2050	439	274
2.050%, 08/01/2050	261	141

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.900%, 08/15/2031	$1,615	$1,297
Public Service Enterprise Group
5.875%, 10/15/2028	1,441	1,468
5.450%, 04/01/2034	1,210	1,195
5.200%, 04/01/2029	1,072	1,064
Public Service of Oklahoma
3.150%, 08/15/2051	636	408
Southern California Edison
4.125%, 03/01/2048	708	553
Southern California Gas
2.550%, 02/01/2030	1,840	1,596
Southern Gas Capital
3.250%, 06/15/2026	1,550	1,485
Southwestern Electric Power
5.300%, 04/01/2033	1,560	1,508
2.750%, 10/01/2026	1,000	938
1.650%, 03/15/2026	3,990	3,734
Southwestern Public Service
3.750%, 06/15/2049	2,000	1,419
Texas Electric Market Stabilization Funding N LLC
4.265%, 08/01/2034 (C)	4,215	4,029
Union Electric
5.200%, 04/01/2034	2,460	2,425
Virginia Electric and Power
5.000%, 04/01/2033	2,078	2,015
5.000%, 01/15/2034	1,765	1,706
4.650%, 08/15/2043	1,205	1,057
2.950%, 11/15/2051	940	588
Virginia Power Fuel Securitization LLC
5.088%, 05/01/2027	995	989
Wisconsin Electric Power
1.700%, 06/15/2028	670	589

		168,507

Total Corporate Obligations
(Cost $2,040,189) ($ Thousands)		1,910,131

U.S. TREASURY OBLIGATIONS — 26.0%
U.S. Treasury Bills
5.292%, 07/05/2024 (H)	27,500	27,371
5.289%, 11/14/2024 (H)	10,365	10,121
5.274%, 07/16/2024 (H)	65,150	64,740
5.234%, 07/11/2024 (H)	4,930	4,902
U.S. Treasury Bonds
4.750%, 11/15/2043	12,820	12,852
4.750%, 11/15/2053	20,350	20,732
4.625%, 05/15/2044	38,270	37,851
4.625%, 05/15/2054	100,106	99,981
4.500%, 02/15/2044	124,250	120,581
4.375%, 08/15/2043	13,685	13,069

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.250%, 02/15/2054	$57,669	$54,092
4.125%, 08/15/2053	4,370	4,008
4.000%, 11/15/2042	1,130	1,030
3.875%, 02/15/2043	7,850	7,017
3.875%, 05/15/2043	9,635	8,599
3.625%, 08/15/2043	460	395
3.625%, 02/15/2044	6,330	5,425
3.625%, 02/15/2053	24,851	20,814
3.375%, 08/15/2042	450	376
3.375%, 05/15/2044	5,470	4,505
3.375%, 11/15/2048	1,840	1,476
3.250%, 05/15/2042	9,575	7,876
3.125%, 11/15/2041	2,466	2,007
3.125%, 08/15/2044	600	474
3.125%, 05/15/2048	10,270	7,888
3.000%, 02/15/2049	6,780	5,069
3.000%, 08/15/2052	7,750	5,740
2.875%, 08/15/2045	590	443
2.875%, 05/15/2049	1,360	991
2.875%, 05/15/2052	23,875	17,228
2.375%, 02/15/2042	10,904	7,841
2.375%, 05/15/2051	21,224	13,758
2.250%, 05/15/2041	18,603	13,298
2.250%, 08/15/2046 (I)	4,750	3,129
2.250%, 02/15/2052 (I)	21,753	13,622
2.000%, 11/15/2041	106,807	72,395
2.000%, 02/15/2050	9,291	5,556
2.000%, 08/15/2051	7,220	4,263
1.875%, 02/15/2041	27,758	18,746
1.875%, 02/15/2051	11,000	6,315
1.875%, 11/15/2051	14,575	8,311
1.750%, 08/15/2041	84,339	55,008
1.625%, 11/15/2050	1,670	898
1.375%, 11/15/2040	21,645	13,471
1.375%, 08/15/2050	100	50
1.125%, 05/15/2040	2,289	1,386
1.125%, 08/15/2040	27,826	16,689
U.S. Treasury Inflation-Protected Securities
1.125%, 01/15/2033	4,257	3,921
U.S. Treasury Notes
5.000%, 08/31/2025	480	479
5.000%, 10/31/2025	13,675	13,663
4.875%, 11/30/2025	6,850	6,834
4.875%, 04/30/2026	9,510	9,507
4.875%, 05/31/2026	11,295	11,297
4.750%, 07/31/2025	8,505	8,469
4.625%, 02/28/2025	602	599
4.625%, 02/28/2026	14,685	14,605
4.625%, 09/15/2026	90	90
4.625%, 11/15/2026	9,585	9,554
4.625%, 04/30/2029	184,250	185,142
4.625%, 09/30/2030	10	10
4.625%, 04/30/2031	10,072	10,146

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.500%, 11/30/2024	$108	$108
4.500%, 05/15/2027	94,408	93,965
4.500%, 05/31/2029	236,128	236,165
4.375%, 11/30/2030	8,280	8,217
4.375%, 05/15/2034	154,792	153,413
4.250%, 10/15/2025	24,790	24,523
4.250%, 01/31/2026	745	736
4.250%, 02/28/2029	1,030	1,019
4.250%, 02/28/2031	2,810	2,770
4.125%, 02/15/2027	13,150	12,956
4.125%, 03/31/2029	90	88
4.125%, 08/31/2030	300	294
4.000%, 02/28/2030	20	19
4.000%, 01/31/2031	1,850	1,797
4.000%, 02/15/2034	2,650	2,548
3.875%, 11/30/2029	1,710	1,657
3.875%, 12/31/2029	13,604	13,175
3.750%, 12/31/2028	1,060	1,026
3.625%, 03/31/2030	3,964	3,785
3.250%, 06/30/2029	13,628	12,850
2.750%, 04/30/2027	19,605	18,584
2.750%, 07/31/2027	8,244	7,787
2.625%, 07/31/2029 (I)	56,110	51,281
2.375%, 03/31/2029	7,293	6,620
1.500%, 08/15/2026	7,323	6,820
1.375%, 10/31/2028	8,619	7,537
1.250%, 04/30/2028	15,668	13,818
1.250%, 09/30/2028	3,579	3,120
1.125%, 10/31/2026	10,684	9,805
1.125%, 08/31/2028	19,670	17,091
1.000%, 07/31/2028	13,703	11,872
0.750%, 04/30/2026	6,316	5,845
0.625%, 11/30/2027	5,861	5,114
0.500%, 08/31/2027	6,156	5,395
0.375%, 01/31/2026	1,685	1,563
0.375%, 07/31/2027	23,339	20,440
0.250%, 07/31/2025	8,745	8,272
0.250%, 08/31/2025	22,385	21,089

Total U.S. Treasury Obligations
(Cost $1,963,158) ($ Thousands)		1,889,869

ASSET-BACKED SECURITIES — 8.2%
Automotive — 2.0%

Ally Auto Receivables Trust, Ser 2022-3, Cl A4
5.070%, 06/15/2031	876	870
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/2028	1,635	1,621

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A3
5.620%, 11/18/2027	$757	$761
AmeriCredit Automobile Receivables Trust, Ser 2023-2, Cl A3
5.810%, 05/18/2028	1,495	1,500
ARI Fleet Lease Trust, Ser 2022-A, Cl A2
3.120%, 01/15/2031 (C)	288	286
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (C)	1,145	1,139
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (C)	3,490	3,298
Avis Budget Rental Car Funding AESOP LLC, Ser 2021-1A, Cl A
1.380%, 08/20/2027 (C)	1,050	964
Avis Budget Rental Car Funding AESOP LLC, Ser 2024-3A, Cl A
5.230%, 12/20/2030 (C)	1,440	1,417
BMW Vehicle Lease Trust, Ser 2023-1, Cl A3
5.160%, 11/25/2025	526	525
BMW Vehicle Lease Trust, Ser 2023-1, Cl A4
5.070%, 06/25/2026	1,181	1,175
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	810	811
Capital One Prime Auto Receivables Trust, Ser 2022-2, Cl A3
3.660%, 05/17/2027	2,825	2,777
Capital One Prime Auto Receivables Trust, Ser 2023-1, Cl A3
4.870%, 02/15/2028	2,683	2,662
CarMax Auto Owner Trust, Ser 2024-1, Cl A3
4.920%, 10/16/2028	1,405	1,394
Chase Auto Owner Trust, Ser 2022-AA, Cl A4
3.990%, 03/27/2028 (C)	1,120	1,091
Enterprise Fleet Financing LLC, Ser 2023-3, Cl A2
6.400%, 03/20/2030 (C)	1,455	1,469
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (C)	550	547
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A3
0.700%, 12/21/2026 (C)	895	879
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A4
5.050%, 06/15/2027	772	766
Ford Credit Auto Owner Trust, Ser 2022-D, Cl A4
5.300%, 03/15/2028	788	787
Ford Credit Auto Owner Trust, Ser 2023-2, Cl C
6.160%, 02/15/2036 (C)	2,820	2,848

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A3
4.650%, 02/15/2028	$3,281	$3,246
Ford Credit Auto Owner Trust, Ser 2024-1, Cl A
4.870%, 08/15/2036 (C)(D)	3,957	3,903
Ford Credit Floorplan Master Owner Trust, Ser 2018-4, Cl A
4.060%, 11/15/2030	2,740	2,616
GM Financial Automobile Leasing Trust, Ser 2022-3, Cl A3
4.010%, 09/22/2025	957	954
GM Financial Automobile Leasing Trust, Ser 2023-2, Cl A4
5.090%, 05/20/2027	1,064	1,058
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A4
5.440%, 08/20/2027	677	677
GM Financial Automobile Leasing Trust, Ser 2024-2, Cl A3
5.390%, 07/20/2027	2,289	2,289
GM Financial Consumer Automobile Receivables Trust, Ser 2022-4, Cl A3
4.820%, 08/16/2027	1,305	1,297
GM Financial Consumer Automobile Receivables Trust, Ser 2024-2, Cl A3
5.100%, 03/16/2029	2,238	2,230
GM Financial Revolving Receivables Trust, Ser 2024-1, Cl A
4.980%, 12/11/2036 (C)	1,078	1,069
Hertz Vehicle Financing III, Ser 2021-2A, Cl C
2.520%, 12/27/2027 (C)	2,030	1,829
Honda Auto Receivables Owner Trust, Ser 2022-2, Cl A3
3.730%, 07/20/2026	1,430	1,412
Honda Auto Receivables Owner Trust, Ser 2024-2, Cl A3
5.270%, 11/20/2028	3,125	3,123
Honda Auto Receivables Owner Trust, Ser 2024-2, Cl A4
5.210%, 07/18/2030	2,549	2,548
Hyundai Auto Lease Securitization Trust, Ser 2022-C, Cl A3
4.380%, 10/15/2025 (C)	1,394	1,389
Hyundai Auto Lease Securitization Trust, Ser 2023-B, Cl A4
5.170%, 04/15/2027 (C)	1,684	1,674
Hyundai Auto Lease Securitization Trust, Ser 2023-C, Cl A4
5.840%, 09/15/2027 (C)	1,115	1,121
Hyundai Auto Receivables Trust, Ser 2021-C, Cl A4
1.030%, 12/15/2027	1,347	1,281

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A3
2.220%, 10/15/2026	$1,810	$1,775
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A4
2.350%, 04/17/2028	899	858
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A4
4.480%, 07/17/2028	1,525	1,497
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A3
5.480%, 04/17/2028	858	860
JPMorgan Chase Bank - CACLN, Ser 2021-2, Cl B
0.889%, 12/26/2028 (C)	158	156
JPMorgan Chase Bank - CACLN, Ser 2021-3, Cl B
0.760%, 02/26/2029 (C)	587	572
Mercedes-Benz Auto Receivables Trust, Ser 2022-1, Cl A4
5.250%, 02/15/2029	1,834	1,831
Nissan Auto Lease Trust, Ser 2023-B, Cl A4
5.610%, 11/15/2027	1,493	1,494
Nissan Auto Lease Trust, Ser 2024-A, Cl A4
4.970%, 09/15/2028	808	800
Nissan Auto Receivables Owner Trust, Ser 2022-B, Cl A4
4.450%, 11/15/2029	1,104	1,085
Nissan Auto Receivables Owner Trust, Ser 2024-A, Cl A3
5.280%, 12/15/2028	3,349	3,350
Nissan Auto Receivables Owner Trust, Ser 2024-A, Cl A4
5.180%, 04/15/2031	1,265	1,264
OCCU Auto Receivables Trust, Ser 2023-1A, Cl A3
6.230%, 06/15/2028 (C)	1,640	1,651
PenFed Auto Receivables Owner Trust, Ser 2022-A, Cl A3
3.960%, 04/15/2026 (C)	940	935
PenFed Auto Receivables Owner Trust, Ser 2022-A, Cl A4
4.180%, 12/15/2028 (C)	813	801
Santander Bank Auto Credit-Linked Notes, Ser 2023-B, Cl C
5.933%, 12/15/2033 (C)	3,900	3,891
Santander Drive Auto Receivables Trust, Ser 2022-3, Cl A3
3.400%, 12/15/2026	579	577
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl A3
4.140%, 02/16/2027	863	860

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A3
4.110%, 08/17/2026	$354	$354
Santander Drive Auto Receivables Trust, Ser 2022-6, Cl A3
4.490%, 11/16/2026	2,040	2,035
Santander Drive Auto Receivables Trust, Ser 2022-7, Cl A3
5.750%, 04/15/2027	835	834
Santander Retail Auto Lease Trust, Ser 2022-B, Cl A3
3.280%, 11/20/2025 (C)	1,767	1,757
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/2026 (C)	3,496	3,487
SBNA Auto Lease Trust, Ser 2024-A, Cl A4
5.240%, 01/22/2029 (C)	2,096	2,088
SBNA Auto Lease Trust, Ser 2024-B, Cl A3
5.560%, 11/22/2027 (C)	2,005	2,005
SBNA Auto Receivables Trust, Ser 2024-A, Cl A3
5.320%, 12/15/2028 (C)	5,951	5,928
SBNA Auto Receivables Trust, Ser 2024-A, Cl A4
5.210%, 04/16/2029 (C)	433	431
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A3
4.950%, 05/21/2029 (C)	2,297	2,276
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A4
4.940%, 01/21/2031 (C)	389	384
SFS Auto Receivables Securitization Trust, Ser 2024-2A, Cl A3
5.330%, 11/20/2029 (C)	1,414	1,409
Toyota Auto Loan Extended Note Trust, Ser 2020-1A, Cl A
1.350%, 05/25/2033 (C)	10,690	10,260
Toyota Auto Loan Extended Note Trust, Ser 2021-1A, Cl A
1.070%, 02/27/2034 (C)	5,335	4,955
Toyota Auto Loan Extended Note Trust, Ser 2023-1A, Cl A
4.930%, 06/25/2036 (C)	4,760	4,726
Toyota Auto Receivables Owner Trust, Ser 2022-D, Cl A4
5.430%, 04/17/2028	994	996
Toyota Auto Receivables Owner Trust, Ser 2023-B, Cl A3
4.710%, 02/15/2028	1,966	1,942
Toyota Auto Receivables Owner Trust, Ser 2023-C, Cl A3
5.160%, 04/17/2028	2,315	2,306
Toyota Auto Receivables Owner Trust, Ser 2023-D, Cl A3
5.540%, 08/15/2028	1,760	1,771

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Veridian Auto Receivables Trust, Ser 2023-1A, Cl A3
5.560%, 03/15/2028 (C)	$3,050	$3,045
Volkswagen Auto Lease Trust, Ser 2022-A, Cl A3
3.440%, 07/21/2025	489	487
Volkswagen Auto Loan Enhanced Trust, Ser 2023-1, Cl A3
5.020%, 06/20/2028	2,187	2,173
World Omni Auto Receivables Trust 2024-B, Ser 2024-B, Cl A3
5.270%, 09/17/2029	2,475	2,473
World Omni Automobile Lease Securitization Trust, Ser 2023-A, Cl A3
5.070%, 09/15/2026	1,115	1,110
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	941	941
		147,733

Credit Cards — 0.6%

American Express Credit Account Master Trust, Ser 2022-2, Cl A
3.390%, 05/15/2027	1,580	1,549
American Express Credit Account Master Trust, Ser 2024-1, Cl A
5.230%, 04/16/2029	3,190	3,205
American Express Credit Account Master Trust, Ser 2024-2, Cl A
5.240%, 04/15/2031	11,488	11,623
BA Credit Card Trust, Ser 2023-A2, Cl A2
4.980%, 11/15/2028	9,226	9,193
Chase Issuance Trust, Ser 2024-A2, Cl A
4.630%, 01/15/2031	400	395
Discover Card Execution Note Trust, Ser 2023-A1, Cl A
4.310%, 03/15/2028	2,205	2,167
Discover Card Execution Note Trust, Ser 2023-A2, Cl A
4.930%, 06/15/2028	6,720	6,677
Synchrony Card Funding LLC, Ser 2023-A1, Cl A
5.540%, 07/15/2029	3,475	3,485
WF Card Issuance Trust, Ser 2024-A1, Cl A
4.940%, 02/15/2029	4,274	4,257
World Financial Network Credit Card Master Trust, Ser 2024-A, Cl A
5.470%, 02/17/2031	1,235	1,237
		43,788

Mortgage Related Securities — 0.1%

Aames Mortgage Trust, Ser 2002-1, Cl A3
7.396%, 06/25/2032 (D)	11	10

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Centex Home Equity Loan Trust, Ser 2005-A, Cl M1
6.159%, TSFR1M + 0.834%, 01/25/2035 (A)	$727	$723
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
6.251%, TSFR1M + 0.934%, 09/15/2029 (A)	130	124
Master Asset-Backed Securities Trust, Ser 2006-WMC3, Cl A4
5.759%, TSFR1M + 0.434%, 08/25/2036 (A)	657	227
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
6.358%, 01/25/2047 (D)	12	4
RASC Trust, Ser 2005-KS9, Cl M5
6.384%, TSFR1M + 0.744%, 10/25/2035 (A)	2,659	2,632
RASC Trust, Ser 2006-KS2, Cl M2
6.024%, TSFR1M + 0.699%, 03/25/2036 (A)	972	958
Structured Asset Securities Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	5	4
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2004-2, Cl A33
6.439%, TSFR1M + 0.614%, 10/25/2034 (A)	2,018	2,004
		6,686

Other Asset-Backed Securities — 5.5%

AB BSL CLO IV, Ser 2023-4A, Cl A
7.325%, TSFR3M + 2.000%, 04/20/2036 (A)(C)	890	895
ABPCI Direct Lending Fund CLO X, Ser 2020-10A, Cl A1A
7.536%, TSFR3M + 2.212%, 01/20/2032 (A)(C)	2,374	2,386
AccessLex Institute, Ser 2007-A, Cl A3
5.898%, TSFR3M + 0.562%, 05/25/2036 (A)	1,019	1,002
AGL CLO VI, Ser 2021-6A, Cl AR
6.786%, TSFR3M + 1.462%, 07/20/2034 (A)(C)	610	611
Aimco CLO XI, Ser 2021-11A, Cl AR
6.709%, TSFR3M + 1.392%, 10/17/2034 (A)(C)	5,500	5,521
Aligned Data Centers Issuer LLC, Ser 2021-1A, Cl A2
1.937%, 08/15/2046 (C)	3,630	3,322
American Homes 4 Rent, Ser 2015-SFR1, Cl A
3.467%, 04/17/2052 (C)	4,698	4,601

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
AMMC CLO 15, Ser 2021-15A, Cl BR3
7.240%, TSFR3M + 1.912%, 01/15/2032 (A)(C)	$2,000	$2,002
Apidos Clo Xxv, Ser 2024-25A, Cl A1R2
6.475%, TSFR3M + 1.150%, 10/20/2031 (A)(C)	4,919	4,925
Apidos CLO XXXV, Ser 2021-35A, Cl A
6.636%, TSFR3M + 1.312%, 04/20/2034 (A)(C)	1,320	1,324
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL4, Cl AS
7.131%, TSFR1M + 1.814%, 11/15/2036 (A)(C)	4,831	4,765
Arbor Realty Commercial Real Estate Notes, Ser 2022-FL1, Cl A
6.774%, SOFR30A + 1.450%, 01/15/2037 (A)(C)	1,848	1,838
Ares Loan Funding IV, Ser 2023-ALF4A, Cl A1
7.079%, TSFR3M + 1.750%, 10/15/2036 (A)(C)	2,380	2,399
Ares LXIII CLO, Ser 2022-63A, Cl A1A
6.705%, TSFR3M + 1.380%, 04/20/2035 (A)(C)	2,750	2,758
Balboa Bay Loan Funding, Ser 2021-2A, Cl A1
6.756%, TSFR3M + 1.432%, 01/20/2035 (A)(C)	1,230	1,231
Ballyrock CLO, Ser 2019-2, Cl A1RR
6.719%, TSFR3M + 1.400%, 02/20/2036 (A)(C)	1,530	1,532
Barings CLO, Ser 2024-4A, Cl A1R
6.479%, TSFR3M + 1.150%, 10/15/2030 (A)(C)	6,000	6,001
Birch Grove CLO 7, Ser 2023-7A, Cl A1
7.178%, TSFR3M + 1.800%, 10/20/2036 (A)(C)	1,420	1,433
Birch Grove CLO 8, Ser 2024-8A, Cl A1
6.928%, TSFR3M + 1.630%, 04/20/2037 (A)(C)	1,450	1,462
Blackbird Capital II Aircraft Lease, Ser 2021-1A, Cl A
2.443%, 07/15/2046 (C)	758	670
BlueMountain CLO XXXI, Ser 2021-31A, Cl A1
6.738%, TSFR3M + 1.412%, 04/19/2034 (A)(C)	350	351
Brazos Education Loan Authority, Ser 2012-1, Cl A1
6.138%, SOFR30A + 0.814%, 12/26/2035 (A)	320	319
Brightwood Capital MM CLO, Ser 2023-1A, Cl A1A
8.079%, TSFR3M + 2.750%, 10/15/2035 (A)(C)	1,690	1,702

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carlyle Global Market Strategies CLO, Ser 2018-3RA, Cl A1A
6.637%, TSFR3M + 1.312%, 07/27/2031 (A)(C)	$616	$617
Catskill Park CLO, Ser 2017-1A, Cl A2
7.286%, TSFR3M + 1.962%, 04/20/2029 (A)(C)	1,500	1,503
Cayuga Park CLO, Ser 2021-1A, Cl AR
6.699%, TSFR3M + 1.382%, 07/17/2034 (A)(C)	2,360	2,365
CBAM, Ser 2017-1A, Cl A1
6.836%, TSFR3M + 1.512%, 07/20/2030 (A)(C)	353	353
Cedar Funding V CLO, Ser 2020-5A, Cl AFRR
1.937%, 07/17/2031 (C)	1,396	1,319
Chase Funding Trust, Ser 2003-6, Cl 1A5
4.867%, 11/25/2034 (D)	83	79
Chase Funding Trust, Ser 2003-6, Cl 1A7
4.867%, 11/25/2034 (D)	82	79
CIFC Funding, Ser 2021-1A, Cl A1
6.695%, TSFR3M + 1.372%, 04/25/2033 (A)(C)	730	731
CIFC Funding, Ser 2021-3A, Cl A1R
6.716%, TSFR3M + 1.392%, 10/20/2034 (A)(C)	840	843
CIFC Funding, Ser 2021-4A, Cl A1A2
6.656%, TSFR3M + 1.332%, 04/20/2034 (A)(C)	350	351
CIFC Funding, Ser 2021-7A, Cl A1
6.718%, TSFR3M + 1.392%, 01/23/2035 (A)(C)	6,225	6,252
CIFC Funding, Ser 2024-1A, Cl A1R
0.000%, 07/25/2037 (A)(C)(E)	2,250	2,250
CIFC Funding, Ser 2024-2A, Cl A1
6.848%, TSFR3M + 1.520%, 04/22/2037 (A)(C)	2,400	2,405
CIT Education Loan Trust, Ser 2007-1, Cl A
5.705%, SOFR90A + 0.352%, 03/25/2042 (A)(C)	819	800
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
4.779%, 03/25/2037 (D)	160	157
CNH Equipment Trust, Ser 2022-B, Cl A3
3.890%, 08/16/2027	1,790	1,759
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028	3,265	3,249
College Avenue Student Loans LLC, Ser 2017-A, Cl A1
7.089%, TSFR1M + 1.764%, 11/26/2046 (A)(C)	407	411
College Avenue Student Loans LLC, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (C)	316	301

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
College Avenue Student Loans LLC, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (C)	$677	$628
College Avenue Student Loans LLC, Ser 2021-B, Cl A2
1.760%, 06/25/2052 (C)	562	488
College Avenue Student Loans LLC, Ser 2021-C, Cl A2
2.320%, 07/26/2055 (C)	365	315
College Avenue Student Loans LLC, Ser 2023-A, Cl A2
5.330%, 05/25/2055 (C)	2,545	2,456
COOF Securitization Trust, Ser 2014-1, Cl A, IO
2.972%, 06/25/2040 (A)(C)	91	6
Countrywide Asset-Backed Certificates Trust, Ser 2004-6, Cl 1A1
5.979%, TSFR1M + 0.654%, 12/25/2034 (A)	1,704	1,652
Countrywide Asset-Backed Certificates Trust, Ser 2006-SD3, Cl A1
6.099%, TSFR1M + 0.774%, 07/25/2036 (A)(C)	17	17
Countrywide Asset-Backed Certificates Trust, Ser 2007-13, Cl 2A1
6.339%, TSFR1M + 1.014%, 10/25/2047 (A)	184	167
Countrywide Home Equity Loan Revolving Home Equity Loan Trust, Ser 2007-A, Cl A
5.551%, TSFR1M + 0.234%, 04/15/2037 (A)	991	911
Credit-Based Asset Servicing and Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032 (D)	19	18
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF2
3.038%, 12/25/2036 (D)	305	244
DLLAA LLC, Ser 2023-1A, Cl A3
5.640%, 02/22/2028 (C)	760	763
DLLAD LLC, Ser 2024-1A, Cl A3
5.300%, 07/20/2029 (C)	1,650	1,650
DLLST LLC, Ser 2022-1A, Cl A3
3.400%, 01/21/2025 (C)	607	606
DLLST LLC, Ser 2024-1A, Cl A3
5.050%, 08/20/2027 (C)	740	733
Dryden XXVI Senior Loan Fund, Ser 2018-26A, Cl AR
6.490%, TSFR3M + 1.162%, 04/15/2029 (A)(C)	2,734	2,737
Eaton Vance CLO, Ser 2021-2A, Cl AR
6.740%, TSFR3M + 1.412%, 01/15/2035 (A)(C)	1,500	1,503

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
EDvestinU Private Education Loan Issue No. 4 LLC, Ser 2022-A, Cl A
5.250%, 11/25/2040 (C)	$1,421	$1,391
Elmwood CLO I, Ser 2024-1A, Cl A1RR
6.831%, TSFR3M + 1.520%, 04/20/2037 (A)(C)	2,220	2,238
Empower CLO, Ser 2024-1A, Cl A1
6.911%, TSFR3M + 1.600%, 04/25/2037 (A)(C)	1,500	1,506
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	178	167
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
6.099%, TSFR1M + 0.774%, 01/25/2036 (A)	5,254	4,943
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (C)	46	45
Goldentree Loan Management US CLO 4, Ser 2024-4A, Cl ARR
6.473%, TSFR3M + 1.150%, 04/24/2031 (A)(C)	5,000	5,011
GoldentTree Loan Management US CLO I, Ser 2021-11A, Cl B
7.186%, TSFR3M + 1.862%, 10/20/2034 (A)(C)	6,000	5,994
Golub Capital Partners CLO 66B, Ser 2023-66A, Cl A
7.274%, TSFR3M + 1.950%, 04/25/2036 (A)(C)	890	899
Golub Capital Partners CLO XLV MM, Ser 2019-45A, Cl A
7.306%, TSFR3M + 1.982%, 10/20/2031 (A)(C)	1,365	1,369
Great Lakes Kcap F3c Senior LLC, Ser 2017-1A, Cl A
7.494%, TSFR3M + 2.162%, 12/20/2029 (A)(C)	843	843
Halsey Point CLO I, Ser 2019-1A, Cl A1A1
6.936%, TSFR3M + 1.612%, 01/20/2033 (A)(C)	590	590
Halsey Point CLO III, Ser 2020-3A, Cl A1A
7.041%, TSFR3M + 1.712%, 11/30/2032 (A)(C)	700	702
Hardee's Funding LLC, Ser 2021-1A, Cl A2
2.865%, 06/20/2051 (C)	3,657	3,101
Hildene Community Funding CDO, Ser 2021-1A, Cl ARR
2.600%, 11/01/2035 (C)	2,052	1,668
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (C)	646	614
HPEFS Equipment Trust, Ser 2024-1A, Cl A3
5.180%, 05/20/2031 (C)	1,150	1,145

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
HPS Loan Management, Ser 2021-16A, Cl A1
6.728%, TSFR3M + 1.402%, 01/23/2035 (A)(C)	$6,000	$6,016
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	1,062	981
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	1,369	1,206
KGS-Alpha SBA COOF Trust, Ser 2012-A, Cl A, IO
0.759%, 08/25/2038 (A)(C)	371	6
KGS-Alpha SBA COOF Trust, Ser 2014-2, Cl A, IO
2.808%, 04/25/2040 (A)(C)	52	3
Kings Park CLO, Ser 2021-1A, Cl A
6.716%, TSFR3M + 1.392%, 01/21/2035 (A)(C)	710	712
KREF, Ser 2022-FL3, Cl A
6.770%, TSFR1M + 1.450%, 02/17/2039 (A)(C)	4,100	4,081
Madison Park Funding XXIX, Ser 2024-29A, Cl AR
6.507%, TSFR3M + 1.180%, 10/18/2030 (A)(C)	4,553	4,563
Madison Park Funding XXVII, Ser 2018-27A, Cl A2
6.936%, TSFR3M + 1.612%, 04/20/2030 (A)(C)	2,655	2,653
Madison Park Funding XXXV, Ser 2021-35A, Cl A1R
6.576%, TSFR3M + 1.252%, 04/20/2032 (A)(C)	3,500	3,505
Magnetite XIV-R, Ser 2018-14RA, Cl A1
6.709%, TSFR3M + 1.382%, 10/18/2031 (A)(C)	406	406
Magnetite XIV-R, Ser 2018-14RA, Cl A2
6.709%, TSFR3M + 1.382%, 10/18/2031 (A)(C)	2,624	2,623
Magnetite XVII, Ser 2024-17A, Cl BR2
7.275%, TSFR3M + 1.950%, 04/20/2037 (A)(C)	2,840	2,846
Magnetite XXVI, Ser 2021-26A, Cl A1R
6.705%, TSFR3M + 1.382%, 07/25/2034 (A)(C)	1,600	1,604
MF1, Ser 2020-FL4, Cl A
7.134%, TSFR1M + 1.814%, 11/15/2035 (A)(C)	657	657
MF1, Ser 2021-FL7, Cl A
6.515%, TSFR1M + 1.194%, 10/16/2036 (A)(C)	2,665	2,649
Mid-State Capital Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (C)	1,662	1,627
Mid-State Trust XI, Ser 2003-11, Cl A1
4.864%, 07/15/2038	573	559

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
MKS CLO, Ser 2018-2A, Cl A
6.776%, TSFR3M + 1.452%, 01/20/2031 (A)(C)	$781	$782
MVW LLC, Ser 2021-1WA, Cl B
1.440%, 01/22/2041 (C)	294	273
Myers Park CLO, Ser 2018-1A, Cl B1
7.186%, TSFR3M + 1.862%, 10/20/2030 (A)(C)	890	891
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
7.031%, TSFR1M + 1.714%, 10/15/2031 (A)(C)	412	413
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
7.581%, TSFR1M + 2.264%, 12/15/2045 (A)(C)	188	189
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (C)	320	314
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/2042 (C)	20	19
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (C)	2,336	2,268
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (C)	599	583
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (C)	1,126	1,086
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (C)	1,559	1,471
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (C)	1,866	1,744
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (C)	913	835
Navient Private Education Refi Loan Trust, Ser 2020-EA, Cl A
1.690%, 05/15/2069 (C)	1,008	919
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (C)	1,172	1,054
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (C)	1,240	1,092
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (C)	528	462

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/2069 (C)	$2,015	$1,766
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
0.970%, 12/16/2069 (C)	2,962	2,562
Navient Private Education Refi Loan Trust, Ser 2021-FA, Cl A
1.110%, 02/18/2070 (C)	1,912	1,626
Navient Private Education Refi Loan Trust, Ser 2021-GA, Cl A
1.580%, 04/15/2070 (C)	471	409
Navient Private Education Refi Loan Trust, Ser 2022-A, Cl A
2.230%, 07/15/2070 (C)	1,686	1,480
Navient Student Loan Trust, Ser 2014-1, Cl A3
5.948%, SOFR30A + 0.624%, 06/25/2031 (A)	1,736	1,690
Navient Student Loan Trust, Ser 2016-3A, Cl A3
6.788%, SOFR30A + 1.464%, 06/25/2065 (A)(C)	1,028	1,038
Navient Student Loan Trust, Ser 2017-3A, Cl A3
6.488%, SOFR30A + 1.164%, 07/26/2066 (A)(C)	5,312	5,305
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (C)	552	528
Navient Student Loan Trust, Ser 2021-1A, Cl A1A
1.310%, 12/26/2069 (C)	787	674
Navient Student Loan Trust, Ser 2021-3A, Cl A1A
1.770%, 08/25/2070 (C)	1,855	1,613
Navient Student Loan Trust, Ser 2023-BA, Cl A1A
6.480%, 03/15/2072 (C)	738	744
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
5.790%, SOFR90A + 0.442%, 10/27/2036 (A)	373	370
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
5.770%, SOFR90A + 0.422%, 01/25/2037 (A)	1,007	1,000
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
5.720%, SOFR90A + 0.372%, 10/25/2033 (A)	2,499	2,471

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
5.715%, SOFR90A + 0.362%, 03/23/2037 (A)	$2,638	$2,612
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
5.735%, SOFR90A + 0.382%, 12/24/2035 (A)	1,908	1,888
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
5.795%, SOFR90A + 0.442%, 03/22/2032 (A)	326	315
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
6.388%, SOFR30A + 1.064%, 11/25/2048 (A)(C)	2,867	2,869
Nelnet Student Loan Trust, Ser 2019-5, Cl A
2.530%, 10/25/2067 (C)	1,169	1,060
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/2062 (C)	1,320	1,193
New Economy Assets Phase I Sponsor LLC, Ser 2021-1, Cl B1
2.410%, 10/20/2061 (C)	1,952	1,664
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
5.629%, TSFR1M + 0.304%, 04/25/2037 (A)	5,221	4,893
NP SPE X, Ser 2021-1A, Cl A1
2.230%, 03/19/2051 (C)	2,556	2,332
Oaktree CLO, Ser 2022-3A, Cl A2
7.629%, TSFR3M + 2.300%, 07/15/2035 (A)(C)	250	250
Oaktree CLO, Ser 2024-25A, Cl A
6.854%, TSFR3M + 1.550%, 04/20/2037 (A)(C)	2,490	2,504
OCP CLO, Ser 2024-6A, Cl A1R2
6.467%, TSFR3M + 1.150%, 10/17/2030 (A)(C)	4,900	4,901
Octagon 52, Ser 2021-1A, Cl B
7.036%, TSFR3M + 1.712%, 04/20/2034 (A)(C)	3,500	3,497
Octagon 66, Ser 2023-1A, Cl A1R
7.077%, TSFR3M + 1.750%, 11/16/2036 (A)(C)	2,500	2,514
Octagon Investment Partners XIV, Ser 2021-1A, Cl AARR
6.540%, TSFR3M + 1.212%, 07/15/2029 (A)(C)	2,021	2,023
Octagon Investment Partners XXI, Ser 2021-1A, Cl AAR3
6.584%, TSFR3M + 1.262%, 02/14/2031 (A)(C)	1,243	1,244

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Octane Receivables Trust, Ser 2023-1A, Cl A
5.870%, 05/21/2029 (C)	$909	$909
OHA Credit Funding VII, Ser 2022-7A, Cl AR
6.627%, TSFR3M + 1.300%, 02/24/2037 (A)(C)	1,730	1,732
OHA Credit Partners XVI, Ser 2021-16A, Cl A
6.739%, TSFR3M + 1.412%, 10/18/2034 (A)(C)	350	351
Owl Rock CLO III, Ser 2024-3A, Cl AR
7.149%, TSFR3M + 1.850%, 04/20/2036 (A)(C)	2,030	2,037
Palmer Square CLO, Ser 2021-1A, Cl A1R
6.734%, TSFR3M + 1.412%, 11/14/2034 (A)(C)	2,430	2,435
Palmer Square CLO, Ser 2022-1A, Cl A
6.645%, TSFR3M + 1.320%, 04/20/2035 (A)(C)	5,800	5,818
Palmer Square CLO, Ser 2022-5A, Cl A
7.325%, TSFR3M + 2.000%, 10/20/2035 (A)(C)	710	712
Point Au Roche Park CLO, Ser 2021-1A, Cl A
6.666%, TSFR3M + 1.342%, 07/20/2034 (A)(C)	3,130	3,139
Rad CLO, Ser 2023-22A, Cl A1
7.202%, TSFR3M + 1.830%, 01/20/2037 (A)(C)	3,040	3,072
RAMP Trust, Ser 2007-RZ1, Cl A3
5.939%, TSFR1M + 0.614%, 02/25/2037 (A)	2,158	2,123
Recette CLO, Ser 2021-1A, Cl ARR
6.666%, TSFR3M + 1.342%, 04/20/2034 (A)(C)	760	760
Reese Park CLO, Ser 2021-1A, Cl AR
6.720%, TSFR3M + 1.392%, 10/15/2034 (A)(C)	3,690	3,696
Rockford Tower CLO, Ser 2021-2A, Cl AR
6.687%, TSFR3M + 1.362%, 08/20/2032 (A)(C)	5,000	5,006
RR III, Ser 2018-3A, Cl A1R2
6.680%, TSFR3M + 1.352%, 01/15/2030 (A)(C)	660	661
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/2028	983	918
SBA Small Business Investment, Ser 2019-10A, Cl 1
3.113%, 03/10/2029	542	500
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/2032	1,466	1,309
SBA Small Business Investment, Ser 2022-10B, Cl 1
4.262%, 09/10/2032	872	825

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Sequoia Infrastructure Funding I, Ser 2021-1A, Cl A
6.990%, TSFR3M + 1.662%, 04/15/2031 (A)(C)	$205	$205
Silver Rock CLO I, Ser 2023-1A, Cl AR
1.833%, TSFR3M + 1.780%, 10/20/2033 (A)(C)	2,960	2,972
SLM Private Education Loan Trust, Ser 2010-C, Cl A5
10.181%, TSFR1M + 4.864%, 10/15/2041 (A)(C)	1,281	1,374
SLM Student Loan Trust, Ser 2003-4, Cl A5D
6.365%, SOFR90A + 1.012%, 03/15/2033 (A)(C)	545	535
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
6.815%, SOFR90A + 1.462%, 12/15/2033 (A)(C)	1,942	1,942
SLM Student Loan Trust, Ser 2006-8, Cl A6
5.770%, SOFR90A + 0.422%, 01/25/2041 (A)	2,694	2,616
SLM Student Loan Trust, Ser 2008-2, Cl B
6.810%, SOFR90A + 1.462%, 01/25/2083 (A)	1,155	1,159
SLM Student Loan Trust, Ser 2008-3, Cl B
6.810%, SOFR90A + 1.462%, 04/26/2083 (A)	1,155	1,170
SLM Student Loan Trust, Ser 2008-4, Cl B
7.460%, SOFR90A + 2.112%, 04/25/2073 (A)	1,155	1,171
SLM Student Loan Trust, Ser 2008-5, Cl B
7.460%, SOFR90A + 2.112%, 07/25/2073 (A)	1,155	1,153
SLM Student Loan Trust, Ser 2008-6, Cl A4
6.710%, SOFR90A + 1.362%, 07/25/2023 (A)	2,475	2,457
SLM Student Loan Trust, Ser 2008-6, Cl B
7.460%, SOFR90A + 2.112%, 07/26/2083 (A)	1,155	1,168
SLM Student Loan Trust, Ser 2008-7, Cl B
7.460%, SOFR90A + 2.112%, 07/26/2083 (A)	1,155	1,133
SLM Student Loan Trust, Ser 2014-3A, Cl A6A
6.160%, SOFR90A + 0.812%, 10/25/2064 (A)(C)	2,215	2,188
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (C)	113	111
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
6.531%, TSFR1M + 1.214%, 09/15/2034 (A)(C)	124	124

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2020-A, Cl A2A
2.230%, 09/15/2037 (C)	$713	$668
SMB Private Education Loan Trust, Ser 2020-BA, Cl A1A
1.290%, 07/15/2053 (C)	671	612
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2A
1.600%, 09/15/2054 (C)	2,131	1,933
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (C)	944	838
SMB Private Education Loan Trust, Ser 2021-A, Cl APT1
1.070%, 01/15/2053 (C)	2,653	2,330
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (C)	1,163	1,052
SMB Private Education Loan Trust, Ser 2021-C, Cl APT1
1.390%, 01/15/2053 (C)	1,837	1,614
SMB Private Education Loan Trust, Ser 2021-C, Cl B
2.300%, 01/15/2053 (C)	955	890
SMB Private Education Loan Trust, Ser 2021-D, Cl A1A
1.340%, 03/17/2053 (C)	1,006	906
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051 (C)	1,000	908
SoFi Consumer Loan Program Trust, Ser 2023-1S, Cl A
5.810%, 05/15/2031 (C)	93	92
SoFi Professional Loan Program LLC, Ser 2017-D, Cl A2FX
2.650%, 09/25/2040 (C)	23	23
SoFi Professional Loan Program Trust, Ser 2020-C, Cl AFX
1.950%, 02/15/2046 (C)	174	158
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (C)	1,427	1,201
South Carolina Student Loan, Ser 2015-A, Cl A
6.939%, TSFR1M + 1.614%, 01/25/2036 (A)	489	490
Stack Infrastructure Issuer LLC, Ser 2020-1A, Cl A2
1.893%, 08/25/2045 (C)	3,772	3,576
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
5.989%, TSFR1M + 0.664%, 09/25/2034 (A)	2,105	1,957

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Structured Asset Securities Mortgage Loan Trust, Ser 2006-BC5, Cl A4
5.779%, TSFR1M + 0.454%, 12/25/2036 (A)	$1,177	$1,145
Symphony CLO 40, Ser 2023-40A, Cl A1
6.969%, TSFR3M + 1.640%, 01/14/2034 (A)(C)	2,740	2,750
T-Mobile US Trust, Ser 2022-1A, Cl A
4.910%, 05/22/2028 (C)	1,743	1,732
T-Mobile US Trust, Ser 2024-1A, Cl A
5.050%, 09/20/2029 (C)	2,330	2,315
Trestles CLO IV, Ser 2021-4A, Cl B1
7.286%, TSFR3M + 1.962%, 07/21/2034 (A)(C)	6,300	6,336
Trinitas CLO XXV, Ser 2023-25A, Cl A1
7.181%, TSFR3M + 1.850%, 01/23/2037 (A)(C)	910	920
Triumph Rail Holdings LLC, Ser 2021-2, Cl A
2.150%, 06/19/2051 (C)	1,932	1,752
TRTX Issuer, Ser 2022-FL5, Cl A
6.971%, TSFR1M + 1.650%, 02/15/2039 (A)(C)	4,026	3,983
U.S. Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	192	172
U.S. Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	382	328
U.S. Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	931	851
U.S. Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	1,202	1,108
U.S. Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047	8,745	8,017
U.S. Small Business Administration, Ser 2022-25H, Cl 1
3.800%, 08/01/2047	5,010	4,543
U.S. Small Business Administration, Ser 2024-25C, Cl 1
4.970%, 03/01/2049	350	345
Verizon Master Trust, Ser 2022-2, Cl A
1.530%, 07/20/2028	1,524	1,484
Verizon Master Trust, Ser 2022-4, Cl A
3.400%, 11/20/2028	2,542	2,491
Verizon Master Trust, Ser 2022-6, Cl A
3.670%, 01/22/2029	1,960	1,920
Verizon Master Trust, Ser 2023-1, Cl A
4.490%, 01/22/2029	6,844	6,751
Verizon Master Trust, Ser 2023-2, Cl A
4.890%, 04/13/2028	1,101	1,095

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Verizon Master Trust, Ser 2023-4, Cl A1A
5.160%, 06/20/2029	$5,065	$5,054
Verizon Master Trust, Ser 2023-6, Cl A
5.350%, 09/22/2031 (C)	6,405	6,454
Verizon Master Trust, Ser 2023-7, Cl A1A
5.670%, 11/20/2029	3,565	3,599
Verizon Master Trust, Ser 2024-1, Cl A1A
5.000%, 12/20/2028	5,125	5,096
Verizon Master Trust, Ser 2024-2, Cl A
4.830%, 12/22/2031 (C)	1,950	1,921
Voya CLO 2018-3, Ser 2024-3A, Cl A1R2
6.529%, TSFR3M + 1.200%, 10/15/2031 (A)(C)	2,080	2,080
Voya CLO, Ser 2021-3A, Cl A1R
6.626%, TSFR3M + 1.302%, 04/20/2034 (A)(C)	1,110	1,112
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
5.729%, TSFR1M + 0.404%, 07/25/2036 (A)	5,726	5,631
Whitebox CLO II, Ser 2021-2A, Cl A1R
6.805%, TSFR3M + 1.482%, 10/24/2034 (A)(C)	1,810	1,814
Whitebox CLO III, Ser 2021-3A, Cl A1
6.810%, TSFR3M + 1.482%, 10/15/2034 (A)(C)	2,140	2,148
		397,797

Total Asset-Backed Securities
(Cost $605,207) ($ Thousands)		596,004

SOVEREIGN DEBT — 0.6%

Bermuda Government International Bond
5.000%, 07/15/2032(C)	865	827
Chile Government International Bond
3.100%, 05/07/2041	1,310	948
Colombia Government International Bond
5.625%, 02/26/2044	1,520	1,160
5.200%, 05/15/2049	860	603
5.000%, 06/15/2045	5,970	4,175
4.125%, 02/22/2042	1,230	802
3.125%, 04/15/2031	710	556
Export Finance & Insurance
4.625%, 10/26/2027(C)	2,494	2,474
Export-Import Bank of India
3.375%, 08/05/2026(C)	1,410	1,349
Indonesia Government International Bond
5.250%, 01/08/2047(C)	410	396
4.750%, 07/18/2047(C)	400	362

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Israel Government AID Bond
0.000%, 11/01/2024(B)	$1,000	$977
0.000%, 02/15/2025(B)	1,000	963
0.000%, 08/15/2025(B)	1,000	941
Israel Government International Bond
5.750%, 03/12/2054	236	213
5.500%, 03/12/2034	4,174	3,996
4.500%, 01/17/2033	1,661	1,491
3.875%, 07/03/2050	522	363
3.375%, 01/15/2050	430	273
2.750%, 07/03/2030	720	603
Kazakhstan Government International Bond
4.875%, 10/14/2044(C)	2,480	2,355
Mexico Government International Bond
6.338%, 05/04/2053	403	384
6.050%, 01/11/2040	4,108	3,976
4.750%, 03/08/2044	3,480	2,811
4.600%, 01/23/2046	1,364	1,062
4.600%, 02/10/2048	710	549
4.400%, 02/12/2052	820	604
3.500%, 02/12/2034	3,802	3,103
3.250%, 04/16/2030	578	507
2.659%, 05/24/2031	4,863	4,002
Panama Government International Bond
6.853%, 03/28/2054	241	217
4.500%, 04/16/2050	561	370
Paraguay Government International Bond
5.400%, 03/30/2050(C)	1,145	981
Peruvian Government International Bond
3.600%, 01/15/2072	2,060	1,290
3.550%, 03/10/2051	240	166

Total Sovereign Debt
(Cost $52,187) ($ Thousands)		45,849

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
FHLB
1.250%, 09/30/2031(D)	3,695	3,110
FHLB DN
5.305%, 07/15/2024(B)(H)	2,810	2,791
5.160%, 10/30/2024(B)(H)	10,000	9,782
FHLMC
0.000%, 07/15/2031(B)	600	426
FHLMC MTN
0.000%, 12/14/2029(B)	2,887	2,231
FNMA
2.625%, 09/06/2024	510	506
0.000%, 11/15/2030(B)	8,487	6,261
Resolution Funding Interest STRIP
0.000%, 01/15/2030(B)	1,930	1,473
Resolution Funding Principal STRIP
0.000%, 04/15/2030(B)	4,240	3,193

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Tennessee Valley Authority Principal STRIP, PO
0.000%, 11/01/2025(B)	$1,000	$933

Total U.S. Government Agency Obligations
(Cost $33,672) ($ Thousands)		30,706

MUNICIPAL BONDS — 0.2%
California — 0.1%
California State University, Ser B, RB
2.374%, 11/01/2035	1,160	878
California State, Health Facilities Financing Authority, Ser 2021A, RB
3.000%, 08/15/2051	1,260	969
Regents of the University of California Medical Center, Ser N, RB
3.256%, 05/15/2060	4,660	3,061

		4,908

Georgia — 0.0%
Georgia State, Municipal Electric Authority, Build America Project, Ser 2010A, RB
7.055%, 04/01/2057	154	172
6.637%, 04/01/2057	2,245	2,523

		2,695

Nevada — 0.0%
Clark County, Airport System Revenue, Build America Project, Ser C, RB
6.820%, 07/01/2045	1,170	1,316

New York — 0.1%
New York & New Jersey, Port Authority, Ser 174, RB
4.458%, 10/01/2062	1,600	1,397
New York City, Ser A, GO
3.000%, 08/01/2034	870	719
New York City, Transitional Finance Authority Future Tax Secured Revenue, Ser D-3, RB
2.400%, 11/01/2032	1,085	889
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, Sub-Ser, RB
5.508%, 08/01/2037	1,940	1,939

		4,944

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ohio — 0.0%
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	$689	$601

Texas — 0.0%
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	1,154	1,300
University of Texas, Board of Regents, Ser B, RB
2.439%, 08/15/2049	585	358

		1,658

Virginia — 0.0%
University of Virginia, Ser 2020, RB
2.256%, 09/01/2050	1,155	676
Virginia State, Housing Development Authority, Ser 2006-C, Cl CTFS, RB
6.000%, 06/25/2034	56	55

		731

Total Municipal Bonds
(Cost $20,653) ($ Thousands)		16,853

	Shares
AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
5.430% **†(J)	26,904	13

Total Affiliated Partnership
(Cost $27) ($ Thousands)		13

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Institutional Class
5.170%**†	164,769,898	164,770
Total Cash Equivalent
(Cost $164,770) ($ Thousands)		164,770

PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $503) ($ Thousands)		43

Total Investments in Securities — 106.0%
(Cost $8,103,251) ($ Thousands)		$7,699,889

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $529) ($ Thousands)		$(264)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Core Fixed Income Fund (Continued)

A list of open exchange traded options contracts for the Fund at May 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
May 2024, U.S. 10 Year Future Option	143	$15,558	$108.00	5/31/2024	$–
May 2024, U.S. 10 Year Future Option	372	40,473	108.50	5/31/2024	–
May 2024, U.S. 10 Year Future Option	286	31,116	108.25	5/31/2024	–
May 2024, U.S. 5 Year Future Option	372	39,356	105.50	5/31/2024	3
May 2024, U.S. Bond Future Option	82	9,517	116.00	5/31/2024	–

		136,020			3

Call Options
June 2024, SOFR 1-Year Mid Curve	1,185	282,771	95.88	6/14/2024	37
May 2024, U.S. 10 Year Future Option	515	56,030	109.50	5/31/2024	–
May 2024, U.S. 10 Year Future Option	286	31,116	109.25	5/31/2024	–
May 2024, U.S. 5 Year Future Option	372	39,356	106.00	5/31/2024	3
May 2024, U.S. Bond Future Option	82	9,517	119.00	5/31/2024	–
May 2024, U.S. Bond Future Option	41	4,759	118.50	5/31/2024	–

		423,549			40

Total Purchased Options		$559,569			$43
WRITTEN OPTIONS — 0.0%
Put Options
May 2024, U.S. 10 Year Future Option	(143)	$(15,558)	108.75	05/31/2024	$–
May 2024, U.S. 5 Year Future Option	(124)	(13,119)	105.75	05/31/2024	(1)

		(28,677)			(1)

Call Options
September 2024, 3-Month SOFR Future Option	(216)	(51,203)	96.88	09/13/2024	(4)
June 2025, 3-Month SOFR Future Option	(1,185)	(282,771)	97.00	06/13/2025	(259)
May 2024, U.S. Bond Future Option	(41)	(4,758)	117.50	05/31/2024	–

		(338,732)			(263)

Total Written Options		$(367,409)			$(264)

SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at May 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
3 Month SOFR	215	Mar-2025	$51,432	$51,078	$(354)
3 Month SOFR	421	Mar-2026	101,195	100,814	(381)
U.S. 2-Year Treasury Note	2,894	Sep-2024	589,848	589,517	(331)
U.S. 5-Year Treasury Note	4,480	Sep-2024	474,950	473,970	(980)
U.S. 10-Year Treasury Note	2,990	Sep-2024	326,080	325,302	(778)
U.S. Long Treasury Bond	1,160	Sep-2024	135,696	134,632	(1,064)
U.S. Ultra Long Treasury Bond	144	Sep-2024	17,846	17,631	(215)
			1,697,047	1,692,944	(4,103)
Short Contracts
3 Month SOFR	(119)	Jun-2024	$(28,136)	$(28,158)	$(22)
U.S. 10-Year Treasury Note	(100)	Sep-2024	(10,912)	(10,880)	32
U.S. Long Treasury Bond	(453)	Sep-2024	(52,867)	(52,576)	291
U.S. Ultra Long Treasury Bond	(90)	Sep-2024	(11,152)	(11,019)	133
Ultra 10-Year U.S. Treasury Note	(1,941)	Sep-2024	(218,409)	(217,453)	956
			(321,476)	(320,086)	1,390
			$1,375,571	$1,372,858	$(2,713)

A list of the open forward foreign currency contracts held by the Fund at May 31, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	07/19/24	USD	3,985	CAD	5,480	$40
BNP Paribas	07/19/24	USD	4,714	NOK	51,710	217
BNP Paribas	07/19/24	CAD	8,470	USD	6,215	(5)
BNP Paribas	07/19/24	NOK	34,180	USD	3,208	(51)
Citigroup	07/19/24	USD	2,522	AUD	3,860	48
Citigroup	07/19/24	GBP	6,548	USD	8,196	(143)
Citigroup	07/19/24	CNH	9,709	USD	1,343	2
Goldman Sachs	07/19/24	USD	787	EUR	736	14
Goldman Sachs	07/19/24	GBP	1,670	USD	2,122	(4)
Goldman Sachs	07/19/24	CAD	4,350	USD	3,197	2
Goldman Sachs	07/19/24	NOK	17,530	USD	1,623	(49)
Morgan Stanley	07/19/24	CAD	6,500	USD	4,778	4
Morgan Stanley	07/19/24	USD	10,078	CAD	13,840	87
						$162

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Core Fixed Income Fund (Concluded)

A list of the open centrally cleared swap agreements held by the Fund at May 31, 2024 is as follows:

Credit Default Swap - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-CDX.NA.IG.4206/29@100	1.00%	Quarterly	06/20/2029	$164,471	$3,666	$3,515	$151

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3.52% FIXED	SOFR	Annually	12/20/2053	USD	13,117	$863	$–	$863
3.15% FIXED	SOFR	Annually	05/15/2048	USD	30,261	3,973	3,519	454
SOFR	3.65% FIXED	Annually	03/18/2030	USD	57,727	(1,004)	(1,399)	395
3.87% FIXED	SOFR	Annually	02/28/2031	USD	89,526	1,692	(241)	1,933
4.2%	SOFR	Annually	04/30/2031	USD	14,497	(53)	(18)	(35)
3.05% FIXED	SOFR	Annually	02/15/2048	USD	6,394	937	304	633
2.6% FIXED	SOFR	Annually	02/15/2048	USD	13,045	2,796	988	1,808
3.51% FIXED	SOFR	Annually	03/18/2055	USD	14,583	742	1,007	(265)
						$9,946	$4,160	$5,786

Percentages are based on Net Assets of $7,260,855 ($ Thousands).
**	The rate reported is the 7-day effective yield as of May 31, 2024.
†	Investment in Affiliated Security (see Note 6).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Zero coupon security.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2024, the value of these securities amounted to $999,631 ($ Thousands), representing 13.8% of the Net Assets of the Fund.

(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	No interest rate available.
(F)	Perpetual security with no stated maturity date.
(G)	Security is in default on interest payment.
(H)	Interest rate represents the security's effective yield at the time of purchase.
(I)	Security, or a portion thereof, has been pledged as collateral on open futures contracts. The total market value of such securities as of May 31, 2024 was $11,751 ($ Thousands).
(J)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of May 31, 2024 was $13 ($ Thousands).

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	3,045,651	–	3,045,651
Corporate Obligations	–	1,910,131	–	1,910,131
U.S. Treasury Obligations	–	1,889,869	–	1,889,869
Asset-Backed Securities	–	596,004	–	596,004
Sovereign Debt	–	45,849	–	45,849
U.S. Government Agency Obligations	–	30,706	–	30,706
Municipal Bonds	–	16,853	–	16,853
Affiliated Partnership	–	13	–	13
Cash Equivalent	164,770	–	–	164,770
Purchased Options	43	–	–	43
Total Investments in Securities	164,813	7,535,076	–	7,699,889

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(264)	–	–	(264)
Futures Contracts*
Unrealized Appreciation	1,412	–	–	1,412
Unrealized Depreciation	(4,125)	–	–	(4,125)
Forward Contracts*
Unrealized Appreciation	–	414	–	414
Unrealized Depreciation	–	(252)	–	(252)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	151	–	151
Interest Rate Swaps*
Unrealized Appreciation	–	6,086	–	6,086
Unrealized Depreciation	–	(300)	–	(300)
Total Other Financial Instruments	(2,977)	6,099	–	3,122

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

SEI Institutional Investments Trust

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$15,803	$78,394	$(94,183)	$2	$(3)	$13	$98	$—
SEI Daily Income Trust, Government Fund, Institutional Class	138,275	6,348,395	(6,321,900)	—	—	164,770	10,035	—
Totals	$154,078	$6,426,789	$(6,416,083)	$2	$(3)	$164,783	$10,133	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 74.8%
Communication Services — 12.2%
Altice Financing
5.750%, 08/15/2029 (A)	$2,534	$1,881
5.000%, 01/15/2028 (A)	3,999	3,159
Altice France
8.125%, 02/01/2027 (A)	461	355
5.500%, 01/15/2028 (A)	200	140
5.500%, 10/15/2029 (A)	1,670	1,120
5.125%, 07/15/2029 (A)	1,784	1,197
Altice France Holding
10.500%, 05/15/2027 (A)	6,032	2,232
ANGI Group LLC
3.875%, 08/15/2028 (A)	3,822	3,275
Arches Buyer
6.125%, 12/01/2028 (A)	2,845	2,292
4.250%, 06/01/2028 (A)	1,642	1,433
Audacy Capital
6.750%, 03/31/2029 (A)(B)	5,891	221
6.500%, 05/01/2027 (A)(B)	2,865	107
Beasley Mezzanine Holdings LLC
8.625%, 02/01/2026 (A)(F)	6,195	3,686
Belo
7.250%, 09/15/2027	442	443
C&W Senior Finance
6.875%, 09/15/2027 (A)	848	809
CCO Holdings LLC
7.375%, 03/01/2031 (A)	1,289	1,247
5.375%, 06/01/2029 (A)	863	773
5.125%, 05/01/2027 (A)	7,075	6,762
5.000%, 02/01/2028 (A)	4,248	3,922
4.750%, 03/01/2030 (A)	2,265	1,930
4.750%, 02/01/2032 (A)	98	79
4.500%, 08/15/2030 (A)	7,338	6,097
4.500%, 05/01/2032	3,245	2,574
4.250%, 02/01/2031 (A)	5,527	4,455
4.250%, 01/15/2034 (A)	1,960	1,460
Charter Communications Operating LLC / Charter Communications Operating Capital
6.384%, 10/23/2035	1,797	1,754
Cinemark USA
5.250%, 07/15/2028 (A)	245	229
Clear Channel Outdoor Holdings Inc.
9.000%, 09/15/2028 (A)	44	46
7.750%, 04/15/2028 (A)	518	447
7.500%, 06/01/2029 (A)	822	675
5.125%, 08/15/2027 (A)	3,342	3,157
CMG Media Corp.
8.875%, 12/15/2027 (A)	6,160	3,083
CSC Holdings LLC
11.250%, 05/15/2028 (A)	3,177	2,563
6.500%, 02/01/2029 (A)	3,585	2,426
5.750%, 01/15/2030 (A)	4,181	1,807

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 11/15/2031 (A)	$909	$556
3.375%, 02/15/2031 (A)	1,337	783
Diamond Sports Group LLC
6.625%, 08/15/2027 (A)(B)	3,251	60
5.375%, 08/15/2026 (A)(B)	5,040	92
Directv Financing LLC
8.875%, 02/01/2030 (A)	1,790	1,724
5.875%, 08/15/2027 (A)	4,004	3,760
DISH DBS
7.750%, 07/01/2026	4,217	2,682
7.375%, 07/01/2028	1,070	475
5.875%, 11/15/2024	6,253	5,954
5.750%, 12/01/2028 (A)	1,775	1,237
5.250%, 12/01/2026 (A)	3,530	2,811
5.125%, 06/01/2029	1,330	529
DISH Network
11.750%, 11/15/2027 (A)	7,248	7,272
Frontier Communications Holdings LLC
8.750%, 05/15/2030 (A)	301	311
6.750%, 05/01/2029 (A)	1,374	1,254
6.000%, 01/15/2030 (A)	157	136
5.875%, 10/15/2027 (A)	4,275	4,163
5.875%, 11/01/2029	168	145
5.000%, 05/01/2028 (A)	1,167	1,090
Gannett Holdings LLC
6.000%, 11/01/2026 (A)	194	183
GCI LLC
4.750%, 10/15/2028 (A)	930	844
Gray Television
10.500%, 07/15/2029 (A)	2,425	2,409
7.000%, 05/15/2027 (A)	479	423
5.875%, 07/15/2026 (A)	1,304	1,302
5.375%, 11/15/2031 (A)	6,149	3,415
4.750%, 10/15/2030 (A)	8,201	4,665
Hughes Satellite Systems
6.625%, 08/01/2026	130	53
iHeartCommunications
8.375%, 05/01/2027	950	343
6.375%, 05/01/2026	1,335	1,021
5.250%, 08/15/2027 (A)	575	318
Iliad Holding SASU
8.500%, 04/15/2031 (A)	1,550	1,569
7.000%, 10/15/2028 (A)	1,805	1,787
Intelsat Jackson Holdings
6.500%, 03/15/2030 (A)	2,257	2,123
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	1,629	1,543
Level 3 Financing
11.000%, 11/15/2029 (A)	1,907	1,955
10.750%, 12/15/2030 (A)	745	743
10.500%, 04/15/2029 (A)	2,410	2,404
10.500%, 05/15/2030 (A)	3,119	3,086
4.875%, 06/15/2029 (A)	4,419	2,646

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 04/01/2030 (A)	$2,125	$1,206
3.875%, 10/15/2030 (A)	2,161	1,187
3.750%, 07/15/2029 (A)	3,145	1,023
3.625%, 01/15/2029	3,300	1,089
Live Nation Entertainment
6.500%, 05/15/2027 (A)	1,588	1,596
5.625%, 03/15/2026 (A)	466	459
4.875%, 11/01/2024 (A)	354	352
4.750%, 10/15/2027 (A)	1,933	1,831
3.750%, 01/15/2028 (A)	523	481
Lumen Technologies
5.625%, 04/01/2025	431	402
5.375%, 06/15/2029 (A)	466	145
4.500%, 01/15/2029 (A)	190	56
4.125%, 04/15/2029 (A)	1,036	666
4.125%, 04/15/2030 (A)	2,023	1,294
McGraw-Hill Education
5.750%, 08/01/2028 (A)	3,675	3,429
Midcontinent Communications
5.375%, 08/15/2027 (A)	772	738
Newfold Digital Holdings Group
11.750%, 10/15/2028 (A)	898	916
6.000%, 02/15/2029 (A)	674	485
News
3.875%, 05/15/2029 (A)	233	211
Nexstar Media
5.625%, 07/15/2027 (A)	1,408	1,329
4.750%, 11/01/2028 (A)	4,083	3,601
Paramount Global
6.375%, H15T5Y + 3.999%, 03/30/2062 (C)	841	767
4.950%, 01/15/2031	841	753
Radiate Holdco LLC
4.500%, 09/15/2026 (A)	1,800	1,337
Sable International Finance
5.750%, 09/07/2027 (A)	1,407	1,344
Scripps Escrow
5.875%, 07/15/2027 (A)	2,841	1,845
Scripps Escrow II
3.875%, 01/15/2029 (A)	3,598	2,310
Shutterfly Finance LLC
9.750%, 10/01/2027 (A)	134	134
4.250%cash/4.250% PIK, 10/01/2027 (A)	831	683
Sinclair Television Group
5.125%, 02/15/2027 (A)	365	325
4.125%, 12/01/2030 (A)	210	142
Sirius XM Radio
5.500%, 07/01/2029 (A)	1,226	1,139
5.000%, 08/01/2027 (A)	4,998	4,746
4.000%, 07/15/2028 (A)	1,335	1,195
3.125%, 09/01/2026 (A)	1,400	1,310

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Spanish Broadcasting System
9.750%, 03/01/2026 (A)	$4,100	$1,845
Stagwell Global LLC
5.625%, 08/15/2029 (A)	560	513
TEGNA
4.625%, 03/15/2028	2,873	2,602
Telecom Italia Capital
6.000%, 09/30/2034 (A)	1,440	1,371
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	2,600	2,431
Telesat Canada
6.500%, 10/15/2027 (A)	2,398	699
5.625%, 12/06/2026 (A)	5,118	2,335
Time Warner Cable Enterprises LLC
8.375%, 07/15/2033	1,540	1,705
U.S. Cellular
6.700%, 12/15/2033	405	426
Univision Communications
8.000%, 08/15/2028 (A)	2,234	2,200
Univision Communications Inc
7.375%, 06/30/2030 (A)	488	462
6.625%, 06/01/2027 (A)	40	39
4.500%, 05/01/2029 (A)	1,152	984
Urban One
7.375%, 02/01/2028 (A)	6,915	5,512
Virgin Media Finance
5.000%, 07/15/2030 (A)	1,216	1,010
Virgin Media Secured Finance
4.500%, 08/15/2030 (A)	757	635
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (A)	3,455	3,116
Vmed O2 UK Financing I
4.250%, 01/31/2031 (A)	3,880	3,194
Windstream Escrow LLC
7.750%, 08/15/2028 (A)	3,590	3,373
Zayo Group Holdings
4.000%, 03/01/2027 (A)	14,742	11,496

		222,176

Consumer Discretionary — 12.0%
1011778 BC ULC / New Red Finance
4.375%, 01/15/2028 (A)	1,870	1,752
3.875%, 01/15/2028 (A)	1,686	1,566
Academy
6.000%, 11/15/2027 (A)	1,770	1,740
Adient Global Holdings Ltd.
8.250%, 04/15/2031 (A)	995	1,036
7.000%, 04/15/2028 (A)	64	65
4.875%, 08/15/2026 (A)	1,485	1,442
ADT Security
4.125%, 08/01/2029 (A)	515	468
Adtalem Global Education
5.500%, 03/01/2028 (A)	2,165	2,076

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Amer Sports
6.750%, 02/16/2031 (A)	$1,925	$1,918
American Axle & Manufacturing
6.875%, 07/01/2028	487	483
6.500%, 04/01/2027	455	453
5.000%, 10/01/2029	285	259
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	1,831	1,705
Aramark Services
5.000%, 02/01/2028 (A)	445	426
Asbury Automotive Group
4.750%, 03/01/2030	202	185
4.625%, 11/15/2029 (A)	1,350	1,242
4.500%, 03/01/2028	2,405	2,272
Ashton Woods USA LLC
6.625%, 01/15/2028 (A)	2,611	2,580
4.625%, 08/01/2029 (A)	53	48
4.625%, 04/01/2030 (A)	932	828
Aston Martin Capital Holdings
10.000%, 03/31/2029 (A)	2,347	2,271
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(D)(E)	2,600	–
Bath & Body Works
7.600%, 07/15/2037	780	760
7.500%, 06/15/2029	542	556
6.875%, 11/01/2035	1,879	1,895
6.750%, 07/01/2036	3,662	3,644
6.625%, 10/01/2030 (A)	2,003	2,006
5.250%, 02/01/2028	291	283
Brookfield Residential Properties
6.250%, 09/15/2027 (A)	1,285	1,254
5.000%, 06/15/2029 (A)	205	184
4.875%, 02/15/2030 (A)	2,335	2,056
Caesars Entertainment
7.000%, 02/15/2030 (A)	3,050	3,083
6.500%, 02/15/2032 (A)	311	308
4.625%, 10/15/2029 (A)	1,552	1,402
Carnival
7.000%, 08/15/2029 (A)	148	152
6.000%, 05/01/2029 (A)	7,147	6,985
5.750%, 03/01/2027 (A)	1,238	1,216
4.000%, 08/01/2028 (A)	1,908	1,761
Carnival Holdings Bermuda
10.375%, 05/01/2028 (A)	1,970	2,133
Carvana, Strike Price Fixed
12.000%cash/0% PIK, 12/01/2028 (A)	1,838	1,921
CD&R Smokey Buyer
6.750%, 07/15/2025 (A)	712	706
Cedar Fair
5.250%, 07/15/2029	545	513
Clarios Global
8.500%, 05/15/2027 (A)	4,995	5,027
6.750%, 05/15/2025 (A)	597	597

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.750%, 05/15/2028 (A)	$302	$305
6.250%, 05/15/2026 (A)	632	632
Cooper-Standard Automotive
13.500%cash/0% PIK, 03/31/2027 (A)	2,648	2,887
5.625%cash/10.625% PIK, 05/15/2027 (A)	1,628	1,229
Cougar JV Subsidiary LLC
8.000%, 05/15/2032 (A)	2,178	2,245
Dana
5.625%, 06/15/2028	283	274
Dornoch Debt Merger Sub
6.625%, 10/15/2029 (A)	619	535
eG Global Finance
12.000%, 11/30/2028 (A)	2,305	2,387
Empire Resorts
7.750%, 11/01/2026 (A)	3,770	3,525
Everi Holdings
5.000%, 07/15/2029 (A)	2,181	2,117
Fertitta Entertainment LLC
4.625%, 01/15/2029 (A)	2,142	1,927
Flutter Treasury Designated Activity
6.375%, 04/29/2029 (A)	626	629
Fontainebleau Las Vegas
11.000%, 06/15/2015 (A)(B)	3,481	–
Ford Motor Credit LLC
7.200%, 06/10/2030	200	209
6.950%, 03/06/2026	200	203
6.950%, 06/10/2026	223	227
5.125%, 06/16/2025	690	685
4.687%, 06/09/2025	1,245	1,232
4.542%, 08/01/2026	1,481	1,440
4.134%, 08/04/2025	700	686
3.375%, 11/13/2025	207	200
Ford Motor Credit LLC MTN
4.389%, 01/08/2026	650	635
Foundation Building Materials
6.000%, 03/01/2029 (A)	1,282	1,136
Gates
6.875%, 07/01/2029 (A)	1,395	1,408
Goodyear Tire & Rubber
5.250%, 04/30/2031	181	164
5.250%, 07/15/2031	632	571
5.000%, 07/15/2029	377	347
GrubHub Holdings
5.500%, 07/01/2027 (A)	3,265	2,940
Hanesbrands
9.000%, 02/15/2031 (A)	134	137
Hilton Domestic Operating
6.125%, 04/01/2032 (A)	1,808	1,787
5.875%, 04/01/2029 (A)	126	125
5.750%, 05/01/2028 (A)	326	323
4.875%, 01/15/2030	130	123
4.000%, 05/01/2031 (A)	5,120	4,525

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.750%, 05/01/2029 (A)	$3,391	$3,073
International Game Technology
5.250%, 01/15/2029 (A)	2,505	2,408
4.125%, 04/15/2026 (A)	1,658	1,606
Jacobs Entertainment
6.750%, 02/15/2029 (A)	3,635	3,390
Jaguar Land Rover Automotive
5.500%, 07/15/2029 (A)	405	386
KB Home
7.250%, 07/15/2030	2,142	2,196
LBM Acquisition LLC
6.250%, 01/15/2029 (A)	2,816	2,543
LCM Investments Holdings II LLC
4.875%, 05/01/2029 (A)	2,835	2,634
LGI Homes
8.750%, 12/15/2028 (A)	2,295	2,383
Liberty Interactive LLC
8.500%, 07/15/2029	205	109
8.250%, 02/01/2030	6,020	3,193
Life Time
5.750%, 01/15/2026 (A)	1,747	1,737
Lithia Motors
3.875%, 06/01/2029 (A)	615	548
MGM Resorts International
6.500%, 04/15/2032	260	254
5.750%, 06/15/2025	336	335
4.750%, 10/15/2028	3,695	3,455
Midwest Gaming Borrower LLC
4.875%, 05/01/2029 (A)	2,219	2,052
NCL
8.375%, 02/01/2028 (A)	2,320	2,421
Newell Brands
6.875%, 04/01/2036	105	93
6.625%, 09/15/2029	192	188
6.375%, 09/15/2027	152	149
5.700%, 04/01/2026	927	916
Nordstrom
4.375%, 04/01/2030	848	771
PetSmart
7.750%, 02/15/2029 (A)	1,561	1,494
4.750%, 02/15/2028 (A)	2,006	1,863
PM General Purchaser LLC
9.500%, 10/01/2028 (A)	518	526
QVC
4.750%, 02/15/2027	4,083	3,484
4.375%, 09/01/2028	710	529
Raptor Acquisition
4.875%, 11/01/2026 (A)	360	346
Real Hero Merger Sub 2
6.250%, 02/01/2029 (A)	1,815	1,564
Ritchie Bros Holdings
7.750%, 03/15/2031 (A)	1,170	1,221
6.750%, 03/15/2028 (A)	1,135	1,147

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Rite Aid
8.000%, 11/15/2026 (A)(B)(F)	$4,612	$2,306
7.500%, 07/01/2025 (A)(B)(F)	1,259	617
Royal Caribbean Cruises
9.250%, 01/15/2029 (A)	345	367
8.250%, 01/15/2029 (A)	345	364
7.250%, 01/15/2030 (A)	255	263
6.250%, 03/15/2032 (A)	275	274
Shea Homes
4.750%, 04/01/2029	1,323	1,227
Six Flags Entertainment
7.250%, 05/15/2031 (A)	5,028	5,031
6.625%, 05/01/2032 (A)	1,567	1,568
5.500%, 04/15/2027 (A)	30	30
Six Flags Theme Parks
7.000%, 07/01/2025 (A)	136	136
Sonic Automotive
4.625%, 11/15/2029 (A)	460	413
Specialty Building Products Holdings LLC
6.375%, 09/30/2026 (A)	3,667	3,587
SRS Distribution
6.125%, 07/01/2029 (A)	323	328
6.000%, 12/01/2029 (A)	395	401
4.625%, 07/01/2028 (A)	367	365
Staples
10.750%, 04/15/2027 (A)	5,482	4,881
10.750%, 09/01/2029 (A)	955	924
7.500%, 04/15/2026 (A)	2,755	2,754
Station Casinos LLC
6.625%, 03/15/2032 (A)	2,183	2,143
4.500%, 02/15/2028 (A)	1,635	1,523
Studio City Finance
5.000%, 01/15/2029 (A)	2,730	2,378
Superior Plus
4.500%, 03/15/2029 (A)	368	335
SWF Escrow Issuer
6.500%, 10/01/2029 (A)	580	329
Taylor Morrison Communities
5.125%, 08/01/2030 (A)	2,570	2,438
Tempur Sealy International
4.000%, 04/15/2029 (A)	769	690
3.875%, 10/15/2031 (A)	219	184
Vail Resorts
6.500%, 05/15/2032 (A)	195	196
Victoria's Secret
4.625%, 07/15/2029 (A)	4,361	3,556
Victra Holdings LLC
7.750%, 02/15/2026 (A)	3,186	3,156
Viking Cruises
5.875%, 09/15/2027 (A)	2,285	2,231
Vista Outdoor
4.500%, 03/15/2029 (A)	783	769

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
VistaJet Malta Finance
9.500%, 06/01/2028 (A)	$1,351	$1,229
6.375%, 02/01/2030 (A)	6,086	4,887
Wesco Aircraft Holdings
13.125%, 11/15/2027 (A)(B)	180	4
9.000%, 11/15/2026 (A)(B)	936	129
8.500%, 11/15/2024 (A)(B)	143	16
White Capital Parent LLC
8.250%cash or 9.000% PIK, 03/15/2026 (A)	2,775	2,741
Wolverine World Wide
4.000%, 08/15/2029 (A)	4,042	3,366
WW International
4.500%, 04/15/2029 (A)	2,115	888
Wynn Las Vegas LLC
5.250%, 05/15/2027 (A)	1,145	1,115
Wynn Macau
5.125%, 12/15/2029 (A)	1,700	1,527
Wynn Resorts Finance LLC
7.125%, 02/15/2031 (A)	1,587	1,629
5.125%, 10/01/2029 (A)	661	622
Yum! Brands
6.875%, 11/15/2037	1,840	1,986
5.375%, 04/01/2032	2,728	2,598

		218,567

Consumer Staples — 3.1%
Albertsons Cos
5.875%, 02/15/2028 (A)	166	163
4.875%, 02/15/2030 (A)	4,950	4,630
4.625%, 01/15/2027 (A)	2,370	2,284
3.500%, 03/15/2029 (A)	615	549
Central Garden & Pet
5.125%, 02/01/2028	1,150	1,107
4.125%, 10/15/2030	222	196
Chobani LLC
7.625%, 07/01/2029 (A)	849	865
4.625%, 11/15/2028 (A)	929	876
Coty
6.625%, 07/15/2030 (A)	2,498	2,516
Edgewell Personal Care
5.500%, 06/01/2028 (A)	570	554
4.125%, 04/01/2029 (A)	217	198
Endo Finance Holdings
8.500%, 04/15/2031 (A)	2,672	2,739
0.000%, 04/01/2027 (D)(E)	2,247	–
0.000%, 12/31/2049 (D)(E)	6,551	69
Energizer Holdings
6.500%, 12/31/2027 (A)	172	171
4.750%, 06/15/2028 (A)	966	891
4.375%, 03/31/2029 (A)	780	693
Fiesta Purchaser
7.875%, 03/01/2031 (A)	722	742

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Global Medical Response
10.000%cash/0% PIK, 10/31/2028 (A)	$5,527	$5,375
High Ridge Brands (Escrow Security)
8.875%, 03/15/2025 (A)(B)	800	–
HLF Financing Sarl LLC
12.250%, 04/15/2029 (A)	2,143	2,108
Lamb Weston Holdings
4.125%, 01/31/2030 (A)	2,248	2,022
NESCO Holdings II
5.500%, 04/15/2029 (A)	372	341
New Albertsons
8.700%, 05/01/2030	1,149	1,276
8.000%, 05/01/2031	995	1,059
Performance Food Group
5.500%, 10/15/2027 (A)	584	569
4.250%, 08/01/2029 (A)	505	459
Post Holdings
6.250%, 02/15/2032 (A)	840	835
5.625%, 01/15/2028 (A)	1,661	1,623
5.500%, 12/15/2029 (A)	2,765	2,633
4.625%, 04/15/2030 (A)	229	208
Sigma Holdco BV
7.875%, 05/15/2026 (A)	4,219	4,103
Simmons Foods
4.625%, 03/01/2029 (A)	4,360	3,800
Sotera Health Holdings LLC
7.375%, 06/01/2031 (A)	252	250
Spectrum Brands
5.000%, 10/01/2029 (A)	630	630
3.875%, 03/15/2031 (A)	122	112
StoneMor
8.500%, 05/15/2029 (A)	4,715	3,786
Surgery Center Holdings
7.250%, 04/15/2032 (A)	1,116	1,124
Triton Water Holdings
6.250%, 04/01/2029 (A)	2,598	2,401
US Foods
6.875%, 09/15/2028 (A)	123	125
4.750%, 02/15/2029 (A)	50	47
4.625%, 06/01/2030 (A)	410	377
Wand NewCo 3
7.625%, 01/30/2032 (A)	1,688	1,730

		56,236

Energy — 10.3%
Aethon United BR
8.250%, 02/15/2026 (A)	1,906	1,924
Antero Midstream Partners
5.750%, 03/01/2027 (A)	240	237
5.750%, 01/15/2028 (A)	342	335
5.375%, 06/15/2029 (A)	2,350	2,252
Antero Resources
8.375%, 07/15/2026 (A)	451	464

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
7.625%, 02/01/2029 (A)	$159	$164
Apache
5.100%, 09/01/2040	3,390	2,914
Archrock Partners
6.875%, 04/01/2027 (A)	420	421
6.250%, 04/01/2028 (A)	1,480	1,463
Ascent Resources Utica Holdings LLC
8.250%, 12/31/2028 (A)	3,880	3,969
7.000%, 11/01/2026 (A)	2,040	2,040
5.875%, 06/30/2029 (A)	505	485
Baytex Energy
8.500%, 04/30/2030 (A)	475	495
7.375%, 03/15/2032 (A)	2,058	2,082
Blue Racer Midstream LLC
7.250%, 07/15/2032 (A)	930	948
7.000%, 07/15/2029 (A)	971	981
6.625%, 07/15/2026 (A)	180	180
Buckeye Partners
4.500%, 03/01/2028 (A)	590	552
4.125%, 03/01/2025 (A)	204	200
California Resources
7.125%, 02/01/2026 (A)	565	568
Cheniere Energy Partners
4.000%, 03/01/2031	741	668
3.250%, 01/31/2032	497	421
Chesapeake Energy
6.750%, 04/15/2029 (A)	4,068	4,079
Chesapeake Energy (Escrow Security)
7.500%, 10/01/2026 (B)(D)	4,075	86
7.000%, 10/01/2024 (B)(D)	1,790	38
5.500%, 09/15/2026 (B)	180	4
Chord Energy Corp
6.375%, 06/01/2026 (A)	569	568
CITGO Petroleum
6.375%, 06/15/2026 (A)	2,935	2,936
Civitas Resources
8.750%, 07/01/2031 (A)	3,735	3,988
8.625%, 11/01/2030 (A)	3,192	3,414
8.375%, 07/01/2028 (A)	467	490
Comstock Resources
6.750%, 03/01/2029 (A)	8,373	8,099
5.875%, 01/15/2030 (A)	274	253
Crescent Energy Finance LLC
9.250%, 02/15/2028 (A)	661	700
7.625%, 04/01/2032 (A)	228	232
CVR Energy
8.500%, 01/15/2029 (A)	2,430	2,440
Diamond Foreign Asset
8.500%, 10/01/2030 (A)	380	399
DT Midstream
4.375%, 06/15/2031 (A)	190	171
4.125%, 06/15/2029 (A)	408	373

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Enbridge
8.250%, H15T5Y + 3.785%, 01/15/2084 (C)	$4,095	$4,247
Encino Acquisition Partners Holdings LLC
8.750%, 05/01/2031 (A)	4,429	4,580
8.500%, 05/01/2028 (A)	633	646
Energy Transfer
8.000%, H15T5Y + 4.020%, 05/15/2054 (C)	2,403	2,502
6.750%, H15T5Y + 5.134%(C)(G)	445	439
6.625%, US0003M + 4.155%(C)(G)	1,294	1,217
6.500%, H15T5Y + 5.694%(C)(G)	2,525	2,473
5.500%, 06/01/2027	2,863	2,869
EnLink Midstream LLC
6.500%, 09/01/2030 (A)	3,325	3,397
5.375%, 06/01/2029	1,611	1,567
EnLink Midstream Partners
5.600%, 04/01/2044	3,522	3,092
5.450%, 06/01/2047	309	268
Enviva Partners
6.500%, 01/15/2026 (A)(B)	3,197	1,359
EQM Midstream Partners
7.500%, 06/01/2027 (A)	170	173
7.500%, 06/01/2030 (A)	217	229
6.500%, 07/01/2027 (A)	230	232
6.500%, 07/15/2048	3,229	3,231
5.500%, 07/15/2028	61	60
4.750%, 01/15/2031 (A)	357	328
4.500%, 01/15/2029 (A)	956	891
Genesis Energy
8.875%, 04/15/2030	3,340	3,490
8.250%, 01/15/2029	97	99
8.000%, 01/15/2027	197	201
7.875%, 05/15/2032	637	638
7.750%, 02/01/2028	393	395
Greenfire Resources
12.000%, 10/01/2028 (A)	1,880	2,003
Gulfport Energy Corp
8.000%, 05/17/2026 (A)	829	840
Harvest Midstream I
7.500%, 09/01/2028 (A)	1,575	1,598
7.500%, 05/15/2032 (A)	172	175
Hess Midstream Operations
6.500%, 06/01/2029 (A)	194	196
5.625%, 02/15/2026 (A)	605	601
Hilcorp Energy I
6.250%, 04/15/2032 (A)	138	132
6.000%, 04/15/2030 (A)	165	159
6.000%, 02/01/2031 (A)	2,101	2,002
Howard Midstream Energy Partners LLC
8.875%, 07/15/2028 (A)	310	325
6.750%, 01/15/2027 (A)	2,485	2,487

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ITT Holdings LLC
6.500%, 08/01/2029 (A)	$3,862	$3,535
Kinetik Holdings
6.625%, 12/15/2028 (A)	2,400	2,425
Kodiak Gas Services LLC
7.250%, 02/15/2029 (A)	1,115	1,132
Matador Resources
6.500%, 04/15/2032 (A)	3,976	3,968
Moss Creek Resources Holdings
10.500%, 05/15/2027 (A)	1,364	1,394
7.500%, 01/15/2026 (A)	2,846	2,838
NGL Energy Operating LLC
8.375%, 02/15/2032 (A)	254	259
8.125%, 02/15/2029 (A)	2,696	2,744
Northern Oil and Gas
8.750%, 06/15/2031 (A)	855	896
8.125%, 03/01/2028 (A)	1,623	1,650
Northriver Midstream Finance
5.625%, 02/15/2026 (A)	1,845	1,820
NuStar Logistics
6.375%, 10/01/2030	212	211
6.000%, 06/01/2026	485	481
5.750%, 10/01/2025	182	181
5.625%, 04/28/2027	260	256
PBF Holding LLC
7.875%, 09/15/2030 (A)	2,340	2,404
Permian Resources Operating LLC
9.875%, 07/15/2031 (A)	491	543
7.000%, 01/15/2032 (A)	2,686	2,744
Prairie Acquiror
9.000%, 08/01/2029 (A)	142	146
Precision Drilling
7.125%, 01/15/2026 (A)	380	380
6.875%, 01/15/2029 (A)	60	59
Range Resources
8.250%, 01/15/2029	534	555
4.875%, 05/15/2025	345	342
Rockcliff Energy II LLC
5.500%, 10/15/2029 (A)	3,603	3,347
Rockies Express Pipeline LLC
4.800%, 05/15/2030 (A)	2,117	1,934
Seventy Seven Operating LLC (Escrow Security)
6.625%, 01/15/2020 (B)(D)	2,787	–
Sitio Royalties Operating Partnership
7.875%, 11/01/2028 (A)	2,990	3,102
SM Energy
6.750%, 09/15/2026	200	200
6.625%, 01/15/2027	170	169
6.500%, 07/15/2028	185	184
5.625%, 06/01/2025	335	334
Solaris Midstream Holdings LLC
7.625%, 04/01/2026 (A)	2,012	2,019

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Southwestern Energy
8.375%, 09/15/2028	$230	$237
5.375%, 02/01/2029	26	25
5.375%, 03/15/2030	380	366
4.750%, 02/01/2032	84	76
Summit Midstream Holdings LLC
12.000%, 10/15/2026 (A)	1,786	1,806
Sunoco
7.250%, 05/01/2032 (A)	890	911
7.000%, 05/01/2029 (A)	2,670	2,726
5.875%, 03/15/2028	2,791	2,746
4.500%, 05/15/2029	427	392
4.500%, 04/30/2030	541	488
Tallgrass Energy Partners
7.375%, 02/15/2029 (A)	2,360	2,366
6.000%, 03/01/2027 (A)	430	421
6.000%, 12/31/2030 (A)	3,697	3,484
6.000%, 09/01/2031 (A)	910	853
5.500%, 01/15/2028 (A)	2,496	2,381
TerraForm Power Operating LLC
5.000%, 01/31/2028 (A)	5,050	4,820
4.750%, 01/15/2030 (A)	225	204
Transocean
8.750%, 02/15/2030 (A)	120	125
8.250%, 05/15/2029 (A)	226	226
6.800%, 03/15/2038	3,559	2,961
Transocean Titan Financing
8.375%, 02/01/2028 (A)	90	93
Valaris
8.375%, 04/30/2030 (A)	202	209
Venture Global Calcasieu Pass LLC
4.125%, 08/15/2031 (A)	3,134	2,768
3.875%, 11/01/2033 (A)	2,920	2,449
Venture Global LNG
9.875%, 02/01/2032 (A)	2,821	3,025
9.500%, 02/01/2029 (A)	205	222
8.125%, 06/01/2028 (A)	3,321	3,394
Vital Energy
7.875%, 04/15/2032 (A)	231	235
Weatherford International
8.625%, 04/30/2030 (A)	2,488	2,573
Western Midstream Operating
5.250%, 02/01/2050	1,752	1,522

		187,530

Financials — 8.1%
Acrisure LLC
10.125%, 08/01/2026 (A)	1,416	1,459
8.250%, 02/01/2029 (A)	1,705	1,713
AG Issuer LLC
6.250%, 03/01/2028 (A)	1,910	1,863
Alliant Holdings Intermediate LLC
7.000%, 01/15/2031 (A)	5,257	5,271

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.250%, 10/15/2027 (A)	$1,325	$1,239
AmWINS Group
6.375%, 02/15/2029 (A)	2,061	2,056
Ardonagh Finco
7.750%, 02/15/2031 (A)	1,000	993
Ardonagh Group Finance
8.875%, 02/15/2032 (A)	870	857
Aretec Group
10.000%, 08/15/2030 (A)	4,492	4,913
Barclays
8.000%, H15T5Y + 5.431%(C)(G)	1,285	1,283
Blackstone Private Credit Fund
2.625%, 12/15/2026	3,525	3,219
Block
6.500%, 05/15/2032 (A)	2,717	2,742
2.750%, 06/01/2026	140	132
Blue Owl Capital
3.400%, 07/15/2026	2,420	2,278
Brookfield Property
5.750%, 05/15/2026 (A)	78	77
4.500%, 04/01/2027 (A)	6,188	5,738
Citigroup
3.875%, H15T5Y + 3.417%(C)(G)	1,268	1,193
Coinbase Global
3.375%, 10/01/2028 (A)	874	747
CPI CG
8.625%, 03/15/2026 (A)	2,721	2,734
Credit Acceptance
9.250%, 12/15/2028 (A)	2,305	2,433
Encore Capital Group
9.250%, 04/01/2029 (A)	2,545	2,649
Finance of America Funding LLC
7.875%, 11/15/2025 (A)(F)	6,297	4,941
FirstCash
6.875%, 03/01/2032 (A)	2,505	2,484
Freedom Mortgage
12.000%, 10/01/2028 (A)	2,272	2,455
Freedom Mortgage Holdings LLC
9.250%, 02/01/2029 (A)	2,584	2,610
Genworth Holdings
6.500%, 06/15/2034	2,320	2,193
GGAM Finance
6.875%, 04/15/2029 (A)	745	751
Global Atlantic Finance
7.950%, 06/15/2033 (A)	1,274	1,407
HAT Holdings I LLC
3.750%, 09/15/2030 (A)	866	750
3.375%, 06/15/2026 (A)	883	830
Howden UK Refinance
8.125%, 02/15/2032 (A)	435	431
7.250%, 02/15/2031 (A)	1,638	1,626
HUB International
7.250%, 06/15/2030 (A)	1,957	1,988

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Intesa Sanpaolo
4.950%, H15T1Y + 2.750%, 06/01/2042 (A)(C)	$1,720	$1,292
Jane Street Group
7.125%, 04/30/2031 (A)	3,019	3,074
Ladder Capital Finance Holdings LLLP
4.750%, 06/15/2029 (A)	6,490	5,865
4.250%, 02/01/2027 (A)	2,145	2,012
LD Holdings Group LLC
6.125%, 04/01/2028 (A)	395	275
LPL Holdings
4.625%, 11/15/2027 (A)	2,645	2,549
4.375%, 05/15/2031 (A)	149	136
Macquarie Airfinance Holdings
6.500%, 03/26/2031 (A)	266	270
6.400%, 03/26/2029 (A)	266	269
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	4,283	3,992
5.625%, 01/15/2030 (A)	1,813	1,549
MPH Acquisition Holdings LLC
5.750%, 11/01/2028 (A)	654	389
5.500%, 09/01/2028 (A)	426	317
Nationstar Mortgage Holdings
7.125%, 02/01/2032 (A)	1,389	1,382
6.000%, 01/15/2027 (A)	95	94
5.500%, 08/15/2028 (A)	2,723	2,599
5.125%, 12/15/2030 (A)	247	224
Navient
9.375%, 07/25/2030	855	894
Navient MTN
5.625%, 08/01/2033	2,835	2,302
OneMain Finance
9.000%, 01/15/2029	652	684
7.875%, 03/15/2030	2,400	2,445
7.500%, 05/15/2031	2,153	2,154
7.125%, 03/15/2026	20	20
6.625%, 01/15/2028	400	397
5.375%, 11/15/2029	5,475	5,092
4.000%, 09/15/2030	2,565	2,180
3.500%, 01/15/2027	1,160	1,073
Osaic Holdings
10.750%, 08/01/2027 (A)	4,423	4,575
Panther Escrow Issuer LLC
7.125%, 06/01/2031 (A)	4,612	4,650
PennyMac Financial Services
7.875%, 12/15/2029 (A)	2,396	2,453
5.750%, 09/15/2031 (A)	5,549	5,103
4.250%, 02/15/2029 (A)	1,635	1,465
PRA Group
8.375%, 02/01/2028 (A)	2,825	2,808
Rithm Capital
8.000%, 04/01/2029 (A)	1,279	1,245

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Rocket Mortgage LLC
3.625%, 03/01/2029 (A)	$1,849	$1,654
Sabre GLBL
11.250%, 12/15/2027 (A)	5,840	5,677
Starwood Property Trust
7.250%, 04/01/2029 (A)	2,435	2,422
4.375%, 01/15/2027 (A)	1,282	1,201
UniCredit
5.861%, USISDA05 + 3.703%, 06/19/2032 (A)(C)	1,835	1,797
United Wholesale Mortgage LLC
5.500%, 11/15/2025 (A)	533	528
WeWork
0.000%, 08/08/2024 (D)(E)(F)	705	–
WeWork US LLC
15.000%, 08/15/2027 (A)(B)(F)	2,830	170
11.000%, 08/15/2027 (A)(B)(F)	3,551	36

		147,368

Health Care — 5.8%
Acadia Healthcare
5.000%, 04/15/2029 (A)	2,668	2,515
AHP Health Partners
5.750%, 07/15/2029 (A)	376	347
Akumin
9.000%cash/0% PIK, 08/01/2027 (A)	3,430	2,864
8.000%, 08/01/2028 (A)(B)	570	447
Avantor Funding
4.625%, 07/15/2028 (A)	813	765
Bausch + Lomb
8.375%, 10/01/2028 (A)	1,279	1,301
Bausch Health
6.250%, 02/15/2029 (A)	139	74
5.750%, 08/15/2027 (A)	180	142
5.500%, 11/01/2025 (A)	2,303	2,172
5.250%, 01/30/2030 (A)	464	236
5.250%, 02/15/2031 (A)	337	169
5.000%, 01/30/2028 (A)	360	204
5.000%, 02/15/2029 (A)	455	234
4.875%, 06/01/2028 (A)	728	533
Bausch Health Americas
9.250%, 04/01/2026 (A)	265	247
8.500%, 01/31/2027 (A)	578	419
Catalent Pharma Solutions
3.500%, 04/01/2030 (A)	2,605	2,476
Charles River Laboratories International
4.250%, 05/01/2028 (A)	2,042	1,915
4.000%, 03/15/2031 (A)	1,960	1,723
CHS
10.875%, 01/15/2032 (A)	3,831	3,958
8.000%, 03/15/2026 (A)	2,329	2,333
8.000%, 12/15/2027 (A)	1,725	1,726
6.125%, 04/01/2030 (A)	2,319	1,654

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.000%, 01/15/2029 (A)	$500	$448
5.625%, 03/15/2027 (A)	2,987	2,829
5.250%, 05/15/2030 (A)	559	464
4.750%, 02/15/2031 (A)	442	349
DaVita
4.625%, 06/01/2030 (A)	2,070	1,855
3.750%, 02/15/2031 (A)	2,275	1,909
Embecta
6.750%, 02/15/2030 (A)	2,295	1,992
5.000%, 02/15/2030 (A)	480	397
Emergent BioSolutions
3.875%, 08/15/2028 (A)	522	312
Encompass Health
4.625%, 04/01/2031	173	156
4.500%, 02/01/2028	205	194
Envision Healthcare
8.750%, 10/15/2026 (B)(D)	3,150	–
Fortrea Holdings
7.500%, 07/01/2030 (A)	150	150
Grifols
4.750%, 10/15/2028 (A)	2,685	2,336
HCA
3.500%, 09/01/2030	1,741	1,558
Heartland Dental LLC
10.500%, 04/30/2028 (A)	4,056	4,316
IQVIA
6.500%, 05/15/2030 (A)	2,445	2,469
5.000%, 10/15/2026 (A)	390	382
LifePoint Health
11.000%, 10/15/2030 (A)	1,526	1,681
9.875%, 08/15/2030 (A)	527	564
5.375%, 01/15/2029 (A)	857	723
Mallinckrodt International Finance
14.750%, 11/14/2028 (A)	514	559
Medline Borrower LP
6.250%, 04/01/2029 (A)	1,157	1,157
5.250%, 10/01/2029 (A)	503	474
3.875%, 04/01/2029 (A)	7,118	6,479
Molina Healthcare
4.375%, 06/15/2028 (A)	2,090	1,945
3.875%, 11/15/2030 (A)	2,005	1,748
Option Care Health
4.375%, 10/31/2029 (A)	3,298	3,003
Organon Finance 1 LLC
5.125%, 04/30/2031 (A)	3,218	2,844
4.125%, 04/30/2028 (A)	1,365	1,261
Owens & Minor
6.625%, 04/01/2030 (A)	275	261
4.500%, 03/31/2029 (A)	393	347
Radiology Partners
9.781% PIK, 02/15/2030 (A)	3,246	2,543
4.275%cash/3.500% PIK, 01/31/2029 (A)	6,699	6,171

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Team Health Holdings Inc.
9.000%cash/4.500% PIK, 06/30/2028 (A)	$365	$405
6.375%, 02/01/2025 (A)	5,366	5,057
Tenet Healthcare
6.750%, 05/15/2031 (A)	1,295	1,307
6.250%, 02/01/2027	2,867	2,865
6.125%, 06/15/2030	5,342	5,295
5.125%, 11/01/2027	865	843
4.625%, 06/15/2028	2,103	1,998
4.375%, 01/15/2030	1,480	1,361
4.250%, 06/01/2029	4,298	3,976

		105,437

Industrials — 9.6%
AAR Escrow Issuer LLC
6.750%, 03/15/2029 (A)	3,775	3,833
ACCO Brands
4.250%, 03/15/2029 (A)	950	843
Allegiant Travel
7.250%, 08/15/2027 (A)	1,282	1,213
Allied Universal Holdco LLC
6.625%, 07/15/2026 (A)	11	11
4.625%, 06/01/2028 (A)	2,310	2,084
Allison Transmission
5.875%, 06/01/2029 (A)	855	841
4.750%, 10/01/2027 (A)	1,969	1,893
3.750%, 01/30/2031 (A)	422	366
American Airlines
5.750%, 04/20/2029 (A)	5,660	5,474
5.500%, 04/20/2026 (A)	546	541
APi Group DE
4.750%, 10/15/2029 (A)	234	215
4.125%, 07/15/2029 (A)	365	327
ARD Finance
6.500%cash/7.250% PIK, 06/30/2027 (A)	695	162
Ardagh Packaging Finance
5.250%, 04/30/2025 (A)	1,162	1,144
5.250%, 08/15/2027 (A)	4,805	2,823
4.125%, 08/15/2026 (A)	736	626
Avis Budget Car Rental LLC
8.000%, 02/15/2031 (A)	2,880	2,841
5.750%, 07/15/2027 (A)	625	598
5.375%, 03/01/2029 (A)	401	366
4.750%, 04/01/2028 (A)	365	332
Beacon Roofing Supply
4.500%, 11/15/2026 (A)	1,284	1,241
Bombardier
8.750%, 11/15/2030 (A)	108	116
7.875%, 04/15/2027 (A)	401	401
7.500%, 02/01/2029 (A)	1,310	1,355
7.250%, 07/01/2031 (A)	3,118	3,183

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
7.000%, 06/01/2032 (A)	$1,504	$1,510
Brightline East LLC
11.000%, 01/31/2030 (A)	1,314	1,246
Builders FirstSource
6.375%, 06/15/2032 (A)	372	371
6.375%, 03/01/2034 (A)	1,859	1,822
4.250%, 02/01/2032 (A)	2,348	2,051
BWX Technologies
4.125%, 06/30/2028 (A)	1,241	1,144
4.125%, 04/15/2029 (A)	1,425	1,304
Camelot Return Merger Sub
8.750%, 08/01/2028 (A)	2,135	2,112
Chart Industries
9.500%, 01/01/2031 (A)	2,393	2,584
7.500%, 01/01/2030 (A)	373	384
Clean Harbors
4.875%, 07/15/2027 (A)	1,151	1,112
Clydesdale Acquisition Holdings
8.750%, 04/15/2030 (A)	1,395	1,345
Conduent Business Services LLC
6.000%, 11/01/2029 (A)	580	539
CoreCivic
8.250%, 04/15/2029	350	365
CP Atlas Buyer
7.000%, 12/01/2028 (A)	2,003	1,778
Deluxe
8.000%, 06/01/2029 (A)	1,430	1,334
EMRLD Borrower
6.625%, 12/15/2030 (A)	6,686	6,698
Enviri
5.750%, 07/31/2027 (A)	766	726
EquipmentShare.com
9.000%, 05/15/2028 (A)	635	655
8.625%, 05/15/2032 (A)	84	87
Esab
6.250%, 04/15/2029 (A)	222	222
First Student Bidco
4.000%, 07/31/2029 (A)	35	32
Fortress Transportation and Infrastructure Investors LLC
7.000%, 05/01/2031 (A)	1,090	1,103
Garda World Security
9.500%, 11/01/2027 (A)	570	571
6.000%, 06/01/2029 (A)	429	385
GEO Group
8.625%, 04/15/2029 (A)	225	232
GFL Environmental
6.750%, 01/15/2031 (A)	160	163
4.750%, 06/15/2029 (A)	3,465	3,225
4.375%, 08/15/2029 (A)	1,123	1,025
4.000%, 08/01/2028 (A)	874	799
3.500%, 09/01/2028 (A)	2,860	2,600

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)	$285	$279
5.625%, 06/01/2029 (A)	580	537
GrafTech Finance
4.625%, 12/15/2028 (A)	1,410	913
GrafTech Global Enterprises
9.875%, 12/15/2028 (A)	1,365	1,030
Graham Packaging
7.125%, 08/15/2028 (A)	312	294
Griffon
5.750%, 03/01/2028	760	735
H&E Equipment Services
3.875%, 12/15/2028 (A)	3,449	3,093
Hawaiian Brand Intellectual Property
5.750%, 01/20/2026 (A)	2,551	2,352
Hertz
5.000%, 12/01/2029 (A)	1,102	728
4.625%, 12/01/2026 (A)	436	338
Hertz (Escrow Security)
7.125%, 08/01/2026 (A)(B)	715	64
6.000%, 01/15/2028 (A)(B)	420	38
5.500%, 10/15/2024 (A)(B)	1,573	51
Icahn Enterprises
9.000%, 06/15/2030 (A)	1,480	1,461
6.250%, 05/15/2026	1,282	1,250
5.250%, 05/15/2027	1,683	1,544
Imola Merger
4.750%, 05/15/2029 (A)	485	451
JELD-WEN
4.875%, 12/15/2027 (A)	372	348
4.625%, 12/15/2025 (A)	226	222
Korn Ferry
4.625%, 12/15/2027 (A)	1,875	1,782
LABL
10.500%, 07/15/2027 (A)	1,708	1,663
6.750%, 07/15/2026 (A)	2,040	2,016
Madison IAQ LLC
5.875%, 06/30/2029 (A)	2,264	2,098
4.125%, 06/30/2028 (A)	290	269
MasTec
4.500%, 08/15/2028 (A)	825	779
Mauser Packaging Solutions Holding
9.250%, 04/15/2027 (A)	760	757
7.875%, 04/15/2027 (A)	1,615	1,645
Mileage Plus Holdings LLC
6.500%, 06/20/2027 (A)	1,207	1,208
Miter Brands Acquisition Holdco
6.750%, 04/01/2032 (A)	2,690	2,672
MIWD Holdco II LLC
5.500%, 02/01/2030 (A)	190	173
Moog
4.250%, 12/15/2027 (A)	1,212	1,135

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pitney Bowes
7.250%, 03/15/2029 (A)	$2,930	$2,615
6.875%, 03/15/2027 (A)	840	780
Prime Security Services Borrower LLC
5.750%, 04/15/2026 (A)	1,933	1,919
3.375%, 08/31/2027 (A)	1,095	1,005
Science Applications International
4.875%, 04/01/2028 (A)	2,963	2,813
Sensata Technologies
6.625%, 07/15/2032 (A)	375	376
Sensata Technologies BV
4.000%, 04/15/2029 (A)	2,494	2,266
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	1,806	1,646
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/2028 (A)	1,370	1,322
Spirit AeroSystems
9.375%, 11/30/2029 (A)	269	289
4.600%, 06/15/2028	1,348	1,229
Spirit Loyalty Cayman
8.000%, 09/20/2025 (A)	3,525	2,647
SS&C Technologies
6.500%, 06/01/2032 (A)	958	961
5.500%, 09/30/2027 (A)	1,040	1,018
Standard Industries
5.000%, 02/15/2027 (A)	3,424	3,320
4.750%, 01/15/2028 (A)	1,425	1,357
4.375%, 07/15/2030 (A)	2,865	2,557
3.375%, 01/15/2031 (A)	139	116
Stericycle
3.875%, 01/15/2029 (A)	253	230
Summit Materials LLC
7.250%, 01/15/2031 (A)	809	834
5.250%, 01/15/2029 (A)	2,329	2,243
Terex
5.000%, 05/15/2029 (A)	400	376
TK Elevator US Newco
5.250%, 07/15/2027 (A)	2,376	2,292
TransDigm
7.125%, 12/01/2031 (A)	6,806	6,981
6.875%, 12/15/2030 (A)	815	825
6.750%, 08/15/2028 (A)	2,945	2,978
6.625%, 03/01/2032 (A)	1,900	1,906
6.375%, 03/01/2029 (A)	559	558
Trident TPI Holdings
12.750%, 12/31/2028 (A)	2,514	2,733
TriNet Group
7.125%, 08/15/2031 (A)	253	255
Triumph Group
9.000%, 03/15/2028 (A)	139	143
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	2,730	2,724
5.500%, 08/15/2026 (A)	2,062	2,033

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Uber Technologies
7.500%, 09/15/2027 (A)	$310	$316
4.500%, 08/15/2029 (A)	234	220
United Airlines
4.625%, 04/15/2029 (A)	5,469	5,055
4.375%, 04/15/2026 (A)	1,608	1,549
United Rentals North America
6.125%, 03/15/2034 (A)	274	269
5.250%, 01/15/2030	1,700	1,632
4.000%, 07/15/2030	2,755	2,469
WESCO Distribution
7.250%, 06/15/2028 (A)	918	935
7.125%, 06/15/2025 (A)	561	561
6.625%, 03/15/2032 (A)	200	201
6.375%, 03/15/2029 (A)	547	549
Williams Scotsman
7.375%, 10/01/2031 (A)	2,410	2,475
XPO
7.125%, 02/01/2032 (A)	186	189

		176,045

Information Technology — 3.6%
ACI Worldwide
5.750%, 08/15/2026 (A)	667	661
Ahead DB Holdings LLC
6.625%, 05/01/2028 (A)	3,273	3,036
ams-OSRAM
12.250%, 03/30/2029 (A)	270	279
AthenaHealth Group
6.500%, 02/15/2030 (A)	2,010	1,824
Ciena
4.000%, 01/31/2030 (A)	1,985	1,778
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	326	297
Cloud Software Group
8.250%, 06/30/2032 (A)	3,474	3,508
6.500%, 03/31/2029 (A)	3,180	3,016
Coherent
5.000%, 12/15/2029 (A)	4,658	4,343
CommScope
8.250%, 03/01/2027 (A)	1,215	566
7.125%, 07/01/2028 (A)	1,420	571
6.000%, 03/01/2026 (A)	3,212	2,867
4.750%, 09/01/2029 (A)	2,074	1,493
CommScope Technologies LLC
6.000%, 06/15/2025 (A)	3,683	3,027
5.000%, 03/15/2027 (A)	365	150
Elastic
4.125%, 07/15/2029 (A)	2,241	2,004
Entegris
5.950%, 06/15/2030 (A)	359	353
4.750%, 04/15/2029 (A)	4,584	4,349
4.375%, 04/15/2028 (A)	535	501

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.625%, 05/01/2029 (A)	$1,306	$1,160
Go Daddy Operating LLC
3.500%, 03/01/2029 (A)	2,037	1,820
Insight Enterprises
6.625%, 05/15/2032 (A)	102	103
McAfee
7.375%, 02/15/2030 (A)	2,610	2,416
MicroStrategy
6.125%, 06/15/2028 (A)	3,019	2,886
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)(D)	10,706	–
NCR Atleos
9.500%, 04/01/2029 (A)	430	464
NCR Voyix
5.125%, 04/15/2029 (A)	578	537
5.000%, 10/01/2028 (A)	183	171
ON Semiconductor
3.875%, 09/01/2028 (A)	3,671	3,352
Open Text
6.900%, 12/01/2027 (A)	3,071	3,150
Open Text Holdings
4.125%, 02/15/2030 (A)	3,083	2,741
Presidio Holdings
4.875%, 02/01/2027 (A)	425	425
RingCentral
8.500%, 08/15/2030 (A)	343	359
Rocket Software
9.000%, 11/28/2028 (A)	936	951
Seagate HDD Cayman
8.500%, 07/15/2031 (A)	1,185	1,264
8.250%, 12/15/2029 (A)	1,390	1,487
3.375%, 07/15/2031	1,856	1,436
Synaptics
4.000%, 06/15/2029 (A)	2,879	2,578
Viasat
7.500%, 05/30/2031 (A)	2,070	1,410
ViaSat
6.500%, 07/15/2028 (A)	4,155	3,092
Xerox Holdings
8.875%, 11/30/2029 (A)	266	258

		66,683

Materials — 6.1%
ASP Unifrax Holdings
5.250%, 09/30/2028 (A)	3,505	1,761
ATI
7.250%, 08/15/2030	214	219
5.875%, 12/01/2027	276	271
5.125%, 10/01/2031	137	125
4.875%, 10/01/2029	267	250
Axalta Coating Systems Dutch Holding B BV
7.250%, 02/15/2031 (A)	3,335	3,448

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Axalta Coating Systems LLC
4.750%, 06/15/2027 (A)	$699	$675
3.375%, 02/15/2029 (A)	1,970	1,756
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	5,380	4,892
Ball
6.000%, 06/15/2029	1,738	1,741
3.125%, 09/15/2031	2,885	2,422
2.875%, 08/15/2030	2,680	2,264
Berry Global (Escrow Security)
5.625%, 07/15/2027 (A)	1,575	1,554
Big River Steel LLC
6.625%, 01/31/2029 (A)	477	475
Carpenter Technology
7.625%, 03/15/2030	103	106
6.375%, 07/15/2028	281	280
CF Industries
5.150%, 03/15/2034	2,520	2,410
Chemours
5.750%, 11/15/2028 (A)	2,662	2,437
4.625%, 11/15/2029 (A)	1,866	1,591
Cleveland-Cliffs
6.750%, 04/15/2030 (A)	231	228
4.625%, 03/01/2029 (A)	460	431
Compass Minerals International
6.750%, 12/01/2027 (A)	4,143	3,959
Cornerstone Chemical Co LLC
15.000%, 12/06/2028 (D)	4,945	4,945
10.250%, 09/01/2027 (A)(B)(D)	567	568
CVR Partners
6.125%, 06/15/2028 (A)	1,771	1,693
Domtar
6.750%, 10/01/2028 (A)	4,505	4,066
Element Solutions
3.875%, 09/01/2028 (A)	593	540
Enviva Inc. (E)
0.000%, 12/13/2024	1,014	46
0.000%, 06/30/2027	2	–
ERO Copper
6.500%, 02/15/2030 (A)	2,640	2,555
First Quantum Minerals
9.375%, 03/01/2029 (A)	255	266
8.625%, 06/01/2031 (A)	2,410	2,399
6.875%, 10/15/2027 (A)	2,534	2,494
FMG Resources August 2006 Pty
4.500%, 09/15/2027 (A)	1,395	1,325
Freeport-McMoRan
5.450%, 03/15/2043	750	706
5.400%, 11/14/2034	781	762
4.625%, 08/01/2030	979	936
INEOS Finance
7.500%, 04/15/2029 (A)	448	453
6.750%, 05/15/2028 (A)	200	198

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
INEOS Quattro Finance 2
9.625%, 03/15/2029 (A)	$247	$260
Innophos Holdings
9.375%, 02/15/2028 (A)	4,160	3,588
Iris Holdings
8.750%cash/9.500% PIK, 02/15/2026 (A)	285	232
Methanex
5.250%, 12/15/2029	1,605	1,534
5.125%, 10/15/2027	2,222	2,146
Mineral Resources MTN
8.500%, 05/01/2030 (A)	1,685	1,745
Mountain Province Diamonds, Inc.
9.000%, 12/15/2025 (A)(D)	2,609	2,549
Neiman Marcus Group (Escrow Security)
0.000%, 10/15/2021 (A)(B)(D)(E)	2,835	99
NMG Holding
7.125%, 04/01/2026 (A)	1,085	1,079
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(D)(F)	3,290	–
NOVA Chemicals
9.000%, 02/15/2030 (A)	1,512	1,599
8.500%, 11/15/2028 (A)	189	201
5.250%, 06/01/2027 (A)	765	733
4.250%, 05/15/2029 (A)	390	342
Novelis
4.750%, 01/30/2030 (A)	475	439
OCI
6.700%, 03/16/2033 (A)	1,641	1,622
4.625%, 10/15/2025 (A)	526	519
OI European Group BV
4.750%, 02/15/2030 (A)	1,899	1,740
Olympus Water US Holding
9.750%, 11/15/2028 (A)	2,109	2,243
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)	102	101
Pactiv Evergreen Group Issuer
4.000%, 10/15/2027 (A)	1,617	1,509
Polar US Borrower LLC
6.750%, 05/15/2026 (A)	1,850	518
Rain Carbon
12.250%, 09/01/2029 (A)	2,865	3,056
Rain CII Carbon LLC
7.250%, 04/01/2025 (A)	49	48
SCIH Salt Holdings
6.625%, 05/01/2029 (A)	3,118	2,937
4.875%, 05/01/2028 (A)	341	319
Scotts Miracle-Gro
5.250%, 12/15/2026	121	118
4.500%, 10/15/2029	684	615
4.375%, 02/01/2032	366	312
4.000%, 04/01/2031	461	394

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sealed Air
6.125%, 02/01/2028 (A)	$4,175	$4,145
Tacora Resources Inc
9.000%cash/4.000% PIK, 11/03/2023 (A)(B)(D)(F)	200	200
8.250%, 05/15/2026 (A)(B)(F)	1,320	660
Taseko Mines
8.250%, 05/01/2030 (A)	1,897	1,945
TriMas
4.125%, 04/15/2029 (A)	522	472
Trinseo Materials Operating SCA
5.375%, 09/01/2025 (A)	182	149
5.125%, 04/01/2029 (A)	414	175
Tronox
4.625%, 03/15/2029 (A)	7,954	7,217
WR Grace Holdings LLC
5.625%, 08/15/2029 (A)	6,299	5,795
4.875%, 06/15/2027 (A)	510	490

		111,092

Real Estate — 1.6%
Anywhere Real Estate Group LLC
5.250%, 04/15/2030 (A)	615	401
Diversified Healthcare Trust
4.750%, 02/15/2028	1,240	1,021
4.375%, 03/01/2031	4,775	3,450
Iron Mountain
7.000%, 02/15/2029 (A)	1,795	1,819
5.250%, 03/15/2028 (A)	281	271
5.250%, 07/15/2030 (A)	990	926
5.000%, 07/15/2028 (A)	395	375
4.875%, 09/15/2027 (A)	410	395
4.875%, 09/15/2029 (A)	3,400	3,150
4.500%, 02/15/2031 (A)	110	98
Outfront Media Capital LLC
7.375%, 02/15/2031 (A)	2,539	2,624
4.625%, 03/15/2030 (A)	295	262
Park Intermediate Holdings LLC
4.875%, 05/15/2029 (A)	1,905	1,772
RHP Hotel Properties
7.250%, 07/15/2028 (A)	113	115
6.500%, 04/01/2032 (A)	308	306
4.750%, 10/15/2027	977	937
4.500%, 02/15/2029 (A)	617	573
Service Properties Trust
8.625%, 11/15/2031 (A)	1,285	1,346
5.500%, 12/15/2027	550	505
4.950%, 02/15/2027	2,978	2,717
4.375%, 02/15/2030	1,830	1,327
3.950%, 01/15/2028	140	116
Uniti Group
10.500%, 02/15/2028 (A)	905	905
6.000%, 01/15/2030 (A)	1,322	895

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
VICI Properties
5.750%, 02/01/2027 (A)	$357	$356
4.625%, 12/01/2029 (A)	249	233
4.500%, 09/01/2026 (A)	225	218
4.250%, 12/01/2026 (A)	500	481
3.750%, 02/15/2027 (A)	670	634
3.500%, 02/15/2025 (A)	22	22
VICI Properties LP / VICI Note Co
4.625%, 06/15/2025 (A)	411	405
4.125%, 08/15/2030 (A)	1,086	979

		29,634

Utilities — 2.4%
AmeriGas Partners
9.375%, 06/01/2028 (A)	215	220
5.875%, 08/20/2026	240	232
5.500%, 05/20/2025	215	212
Calpine
5.000%, 02/01/2031 (A)	275	254
4.625%, 02/01/2029 (A)	400	372
4.500%, 02/15/2028 (A)	4,815	4,528
NextEra Energy Operating Partners
7.250%, 01/15/2029 (A)	2,124	2,175
4.250%, 07/15/2024 (A)	3,892	3,878
NRG Energy
10.250%, H15T5Y + 5.920%(A)(C)(G)	2,958	3,235
7.000%, 03/15/2033 (A)	413	436
5.250%, 06/15/2029 (A)	615	587
3.875%, 02/15/2032 (A)	56	48
3.625%, 02/15/2031 (A)	3,581	3,068
3.375%, 02/15/2029 (A)	515	456
Pattern Energy Operations
4.500%, 08/15/2028 (A)	2,540	2,328
PG&E
5.250%, 07/01/2030	2,559	2,438
5.000%, 07/01/2028	352	337
Pike
8.625%, 01/31/2031 (A)	103	108
5.500%, 09/01/2028 (A)	320	305
Talen Energy Supply LLC
8.625%, 06/01/2030 (A)	2,300	2,467
Vistra
8.000%, H15T5Y + 6.930%(A)(C)(G)	4,738	4,816
7.000%, H15T5Y + 5.740%(A)(C)(G)	435	432
Vistra Operations LLC
7.750%, 10/15/2031 (A)	490	509
6.875%, 04/15/2032 (A)	2,893	2,912
5.625%, 02/15/2027 (A)	390	384
5.000%, 07/31/2027 (A)	1,900	1,837
4.375%, 05/01/2029 (A)	5,924	5,483

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.300%, 07/15/2029 (A)	$559	$524

		44,581

Total Corporate Obligations
(Cost $1,448,445) ($ Thousands)		1,365,349

LOAN PARTICIPATIONS — 10.9%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
10.336%, CME Term SOFR + 4.750%, 04/20/2028 (C)	980	1,017
Access CIG, LLC, 2023 Refinancing Term Loan, 1st Lien
10.330%, CME Term SOFR + 5.000%, 08/18/2028 (C)	1,538	1,550
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
9.814%, CME Term SOFR + 4.250%, 05/17/2028 (C)	524	443
Adient, Term Loan B2
8.079%, 01/31/2031 (C)	330	333
Ahead DB Borrower LLC, Term B Loan, 1st Lien
9.159%, 02/01/2031	148	149
Ahead DB Holdings, LLC, 2024 Incremental Term Loan, 1st Lien
9.559%, CME Term SOFR + 4.250%, 02/01/2031 (C)	305	306
Alchemy US Holdco 1, LLC, Initial Term Loan, 1st Lien
12.779%, CME Term SOFR + 7.320%, 10/10/2025 (C)	1,669	1,663
AlixPartners LLP, Initial Dollar Term Loan, 1st Lien
7.944%, 02/04/2028	2,188	2,194
Alvogen Pharma US, Inc., June 2022 Term Loan, 1st Lien
12.959%, CME Term SOFR + 7.500%, 06/30/2025 (C)	2,915	2,653
AmWINS Group, Inc., Term Loan, 1st Lien
7.694%, CME Term SOFR + 2.250%, 02/19/2028 (C)(H)	725	726
AP Core Holdings II, LLC, Term B-1 Loan, 1st Lien
10.944%, CME Term SOFR + 5.500%, 09/01/2027 (C)	487	446
Applied Systems, Inc., Initial Term Loan (2024), 1st Lien
8.809%, CME Term SOFR + 3.500%, 02/24/2031 (C)	2,495	2,515

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Asurion, LLC, New B-8 Term Loan, 1st Lien
8.694%, CME Term SOFR + 3.250%, 12/23/2026 (C)	$1,095	$1,087
Avaya Inc., Initial Term Loan, 1st Lien
6.828%, CME Term SOFR + 1.500%, 08/01/2028 (C)(F)	5,335	4,453
AVSC Holding Corp., 2020 B-1 Term Loan, 1st Lien
8.679%, CME Term SOFR + 3.250%, 03/03/2025 (C)	1,080	1,073
AVSC Holding Corp., 2020 B-2 Term Loan, 1st Lien
9.929%, CME Term SOFR + 4.500%, 10/15/2026 (C)	156	156
Bally's Corporation, Term B Facility Loan, 1st Lien
8.836%, CME Term SOFR + 3.250%, 10/02/2028 (C)	1,268	1,215
Byju's, Term Loan, 1st Lien
15.500%, CME TERM SOFR + 8.000%, 11/24/2026 (B)(C)	2,985	628
Cablevision Lightpath LLC, Initial Term Loan
8.681%, 11/30/2027 (H)	1,320	1,270
Caesars Entertainment, Inc., Incremental Term B-1 Loan, 1st Lien
8.097%, CME Term SOFR + 2.750%, 02/06/2031 (C)	4,415	4,422
Carestream Health, Inc., Term Loan, 1st Lien
12.909%, CME Term SOFR + 7.500%, 09/30/2027 (C)	2,232	2,039
Castle US Holding Corp., Incremental Term B Loan, 1st Lien
9.609%, CME Term SOFR + 4.000%, 01/29/2027 (C)(H)	1,565	1,019
Castle US Holding Corporation, Initial Dollar Term Loan, 1st Lien
9.359%, CME Term SOFR + 3.750%, 01/29/2027 (C)	1,477	964
Cedar Fair, L.P., Initial Term B Loan, 1st Lien
7.313%, CME Term SOFR + 2.000%, 05/01/2031 (C)	735	737
Claire's Stores, Inc., Initial Term Loan, 1st Lien
11.929%, CME Term SOFR + 6.500%, 12/18/2026 (C)	1,965	1,857
Clear Channel Outdoor Holdings,Inc., Refinancing Term Loan
9.430%, 08/23/2028	74	74
Cloud Software Group, Inc., Dollar Term B Loan, 1st Lien
9.909%, CME Term SOFR + 4.500%, 03/30/2029 (C)	1,157	1,161

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Cloud Software Group, Inc., Third Amendment Term Loan, 1st Lien
9.929%, CME Term SOFR + 4.500%, 03/21/2031 (C)(H)	$700	$704
ClubCorp Holdings, Inc., Term B-2 Loan, 1st Lien
10.564%, CME Term SOFR + 5.000%, 09/18/2026 (C)	967	971
Conair Holdings LLC, Initial Term Loan, 1st Lien
9.194%, CME Term SOFR + 3.750%, 05/17/2028 (C)	329	327
Consolidated Communications, Inc., Term B-1 Loan, 1st Lien
8.944%, CME Term SOFR + 3.500%, 10/02/2027 (C)	2,121	2,014
Cornerstone Building Brands, Inc., Tranche C Term Loan, 1st Lien
9.817%, CME Term SOFR + 4.500%, 05/15/2031 (C)	867	867
CP Atlas Buyer, Inc., Term B Loan, 1st Lien
9.179%, CME Term SOFR + 3.750%, 11/23/2027 (C)(H)	983	974
CPI Holdco B, LLC, Initial Term Loan, 1st Lien
7.321%, CME Term SOFR + 2.000%, 05/17/2031 (C)	1,000	1,000
CSC Holdings, LLC, 2022 Refinancing Term Loan, 1st Lien
9.817%, CME Term SOFR + 4.500%, 01/18/2028 (C)	249	239
Curian Global Inc., 2021 Term Loan, 1st Lien
9.179%, 08/30/2026	5	5
9.177%, 08/30/2026	2,007	1,888
DexKo Global Inc., Closing Date Dollar Term Loan, 1st Lien
9.321%, CME Term SOFR + 3.750%, 10/04/2028 (C)	588	586
Diamond Sports Group, LLC, DIP Term Loan
10.000%, 12/02/2024	464	654
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
10.444%, CME Term SOFR + 5.000%, 08/02/2027 (C)	823	825
Dominion Diamond, Term Loan, 2nd Lien
10.000%, 06/30/2026 (D)	1,216	1,216
Dun & Bradstreet Corporation, 2022 Incremental Term B-2 Loan (2024)
8.075%, 01/18/2029 (C)(H)	1,750	1,755
East Valley Tourist Development Authority , Term Loan, 1st Lien
12.944%, CME Term SOFR + 7.500%, 11/23/2026 (C)(D)	4,130	4,039

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Endo Finance Holdings, Inc., Initial Term Loan, 1st Lien
9.826%, CME Term SOFR + 4.500%, 04/23/2031 (C)	$1,230	$1,228
Envision Healthcare Corporation, Term Loan, 1st Lien
13.573%, 12/30/2027 (H)	2,330	2,297
Enviva, Initial Term Loan, 1st Lien
13.325%, 12/13/2024	434	495
Enviva, Term Loan, 1st Lien
10.250%, 06/30/2027 (D)(H)	908	917
7.914%, 06/30/2027 (D)	33	34
Epic Crude Services, LP, Term Loan, 1st Lien
10.609%, CME Term SOFR + 5.000%, 03/02/2026 (C)	1,505	1,508
eResearchTechnology, Inc., Tranche B-1 Term Loan, 1st Lien
9.322%, CME Term SOFR + 4.000%, 02/04/2027 (C)(H)	1,533	1,539
First Student Bidco Inc., 2022 Incremental Term B Loan, 1st Lien
9.402%, CME Term SOFR + 4.000%, 07/21/2028 (C)	399	400
First Student Bidco Inc., Initial Term B Loan, 1st Lien
8.564%, CME Term SOFR + 3.000%, 07/21/2028 (C)	417	418
First Student Bidco Inc., Initial Term C Loan, 1st Lien
8.564%, CME Term SOFR + 3.000%, 07/21/2028 (C)	127	127
Fitness International, LLC, Term B Loan
10.566%, 02/05/2029 (H)	1,095	1,096
Freeport LNG Investments, LLLP, Initial Term B Loan, 1st Lien
9.086%, SOFRRATE + 3.500%, 12/21/2028 (C)	1,095	1,094
Freeport LNG Investments, LLLP, Term Loan, 1st Lien
8.586%, 11/16/2026 (H)	3,137	3,119
Gainwell Acquisition Corp., Term B Loan, 1st Lien
9.409%, CME Term SOFR + 4.000%, 10/01/2027 (C)	1,306	1,267
GatesAir, Term Loan
16.684%, 08/01/2027 (D)(F)	1,779	1,779
Genesys Cloud Services Holdings I, LLC, 2024 Incremental Dollar Term Loan, 1st Lien
9.194%, CME Term SOFR + 3.750%, 12/01/2027 (C)(H)	1,237	1,247

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Genesys Cloud Services Holdings I, LLC, 2024 Incremental No. 2 Dollar Term Loan, 1st Lien
8.829%, CME Term SOFR + 3.500%, 12/01/2027 (C)	$493	$496
GIP III Stetson I, L.P. (GIP III Stetson II, L.P.), Initial Term Loan (2023), 1st Lien
9.679%, CME Term SOFR + 4.250%, 10/31/2028 (C)	2,345	2,354
Global Medical Response, Inc., 2024 Extended Term Loan, 1st Lien
11.320%, CME Term SOFR + 6.000%, 10/31/2028 (C)(D)	5,508	5,423
Graham Packaging Company Inc., Initial Term Loan (2021), 1st Lien
8.444%, CME Term SOFR + 3.000%, 08/04/2027 (C)	522	524
Grant Thornton, Cov-Lite Term Loan B, 1st Lien
0.000%, 05/16/2031 (E)(H)	555	559
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
7.459%, CME Term SOFR + 2.000%, 11/15/2027 (C)	1,328	1,318
Gulf Finance, LLC, Term Loan, 1st Lien
11.685%, CME Term SOFR + 6.250%, 08/25/2026 (C)	1,364	1,366
Hercules Achievement, LLC (Varsity Brands Holding Co., Inc.), Third Amendment Extended Term Loan, 1st Lien
10.444%, CME Term SOFR + 5.000%, 12/15/2026 (C)	767	771
HIG Finance 2 Limited, 2024 Dollar Term Loan, 1st Lien
8.829%, CME Term SOFR + 3.500%, 02/15/2031 (C)	1,785	1,794
J & J Ventures Gaming, LLC, Initial Term Loan, 1st Lien
9.444%, CME Term SOFR + 4.000%, 04/26/2028 (C)	1,265	1,263
JC Penney, Term Loan, 1st Lien
5.250%, CME TERM SOFR + 4.250%, 06/21/2024 (B)(C)(D)	3,751	—
Johnstone Supply, Term Loan B, 1st Lien
0.000%, 05/16/2031 (E)(H)	626	627
Journey Personal Care, Term Loan, 1st Lien
9.694%, CME TERM SOFR + 4.250%, 03/01/2028 (C)	2,679	2,667
Jump Financial, LLC, Term Loan, 1st Lien
10.071%, CME Term SOFR + 4.500%, 08/07/2028 (C)	3,045	3,038
LABL, Inc., Initial Dollar Term Loan, 1st Lien
10.429%, CME Term SOFR + 5.000%, 10/29/2028 (C)	1,508	1,494

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Lannett Company, Inc., Term Loan
2.000%, 06/16/2030 (D)	$867	$867
Libbey Glass, LLC, Incremental Term Loan
11.974%, 11/22/2027	2,610	2,501
Life Time, Inc., New 2023 Refinancing Term Loan, 1st Lien
9.591%, CME Term SOFR + 4.000%, 01/15/2026 (C)	685	687
LifeScan Global Corporation, Initial Term Loan, 1st Lien
11.926%, CME Term SOFR + 6.500%, 12/31/2026 (C)(H)	12,393	5,634
Lightstone Holdco LLC, Extended Term B Loan, 1st Lien
11.080%, CME Term SOFR + 5.750%, 01/29/2027 (C)	1,976	1,921
Lightstone Holdco LLC, Extended Term C Loan, 1st Lien
11.080%, CME Term SOFR + 5.750%, 01/29/2027 (C)	111	108
LSF9 Atlantis Holdings, LLC, First Amendment Incremental Term Loan, 1st Lien
11.829%, CME Term SOFR + 6.500%, 03/31/2029 (C)(D)(H)	1,537	1,560
Madison IAQ LLC, Initial Term Loan, 1st Lien
8.685%, CME Term SOFR + 3.250%, 06/21/2028 (C)	432	432
Magenta Buyer LLC, Initial Term Loan, 1st Lien
10.591%, CME Term SOFR + 5.000%, 07/27/2028 (C)(H)	8,527	5,069
Magnite Inc., Term Loan B, 1st Lien
9.836%, 02/06/2031 (C)	1,761	1,771
Magnite Inc., Term Loan, 1st Lien
9.836%, 02/06/2031 (C)	664	668
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
11.086%, CME Term SOFR + 5.750%, 08/18/2028 (C)(D)(F)	682	531
10.348%, CME Term SOFR + 4.750%, 08/18/2028 (C)(F)	7,636	5,915
Medline Borrower, LP, Refinancing Term Loan, 1st Lien
8.079%, CME Term SOFR + 2.750%, 10/23/2028 (C)(H)	1,021	1,028
MH Sub I, LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, 1st Lien
9.579%, CME Term SOFR + 4.250%, 05/03/2028 (C)(H)	1,095	1,096
MI Windows and Doors, LLC, 2024 Incremental Term Loan, 1st Lien
8.829%, CME Term SOFR + 3.500%, 03/28/2031 (C)	200	201

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Mileage Plus Holdings, LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
10.733%, CME Term SOFR + 5.250%, 06/21/2027 (C)	$2,231	$2,280
MKS Instruments, Inc., 2023-1 Dollar Term B Loan, 1st Lien
7.822%, CME Term SOFR + 2.500%, 08/17/2029 (C)	917	922
MLN US HoldCo LLC, Term B Loan, 1st Lien
9.929%, CME Term SOFR + 4.500%, 11/30/2025 (C)	1,157	101
Mountaineer Merger Corp, Term Loan, 1st Lien
12.588%, CME Term SOFR + 7.000%, 10/26/2028 (C)(H)	2,817	2,243
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
9.859%, CME Term SOFR + 4.250%, 09/01/2028 (C)	346	289
Naked Juice LLC, Initial Loan, Term Loan, 2nd Lien
11.402%, CME Term SOFR + 6.000%, 01/24/2030 (C)	2,987	2,497
NEP Group, Inc., Extended 2021 Dollar Term Loan, 1st Lien
9.444%, CME Term SOFR + 4.000%, 08/19/2026 (C)(D)(H)	208	199
NEP Group, Inc., Extended Initial Dollar Term Loan, 1st Lien
8.694%, CME Term SOFR + 3.250%, 08/19/2026 (C)(H)	2,310	2,223
Neptune BidCo US Inc., Dollar Term B Loan, 1st Lien
10.406%, CME Term SOFR + 5.000%, 04/11/2029 (C)(H)	1,716	1,642
Nexus Buyer LLC, Initial Term Loan, 2nd Lien
11.679%, CME Term SOFR + 6.250%, 11/05/2029 (C)	1,140	1,136
Nine West Holdings Inc., Term Loan
15.430%, CME TERM SOFR + 8.000%, 03/20/2026 (C)(F)	1,593	1,362
Osaic Holdings, Inc., Term B-3 Loan, 1st Lien
9.329%, CME Term SOFR + 4.000%, 08/17/2028 (C)(H)	1,423	1,434
Ovation Parent, Inc., Initial Term Loan, 1st Lien
8.827%, CME Term SOFR + 3.500%, 04/21/2031 (C)	710	714
Packaging Coordinators Midco, Inc., Term Loan B, 1st Lien
8.575%, 11/30/2027 (H)	927	929

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Parexel International Inc., Initial Term Loan, 1st Lien
8.694%, CME Term SOFR + 3.250%, 11/15/2028 (C)(H)	$324	$326
Park River Holdings, Inc., Initial Term Loan, 1st Lien
8.810%, CME TERM SOFR + 3.250%, 12/28/2027 (C)	225	222
Petco Health and Wellness Company, Inc., Initial Term Loan, 1st Lien
8.821%, CME Term SOFR + 3.250%, 03/03/2028 (C)	690	623
Quest Software US Holdings Inc., Initial Term Loan, 1st Lien
9.730%, CME Term SOFR + 4.250%, 02/01/2029 (C)	1,272	944
Radiology Partners, Inc., Term B Loan, 1st Lien
10.588%, CME Term SOFR + 5.000%, 01/31/2029 (C)(H)	2,060	1,964
RealPage, Inc., Initial Term Loan, 1st Lien
8.444%, CME Term SOFR + 3.000%, 04/24/2028 (C)	1,095	1,080
Rocket Software, Inc., Extended Dollar Term Loan, 1st Lien
10.079%, CME Term SOFR + 4.750%, 11/28/2028 (C)	275	276
Schenectady International Group, Inc., Initial Term Loan, 1st Lien
10.178%, CME TERM SOFR + 4.750%, 10/15/2025 (C)	2,137	1,652
Serta Simmons Bedding, Initial Term Loan, 1st Lien
12.924%, CME Term SOFR + 7.500%, 06/29/2028 (C)	86	73
Shutterfly, Term Loan, 2nd Lien
10.302%, 10/01/2027	298	246
SPX Flow, Inc., Term Loan, 1st Lien
9.929%, CME Term SOFR + 4.500%, 04/05/2029 (C)	307	309
Star Parent, Inc., Term Loan, 1st Lien
9.309%, CME Term SOFR + 4.000%, 09/27/2030 (C)	175	175
Station Casinos LLC, Term B Facility, 1st Lien
7.579%, CME Term SOFR + 2.250%, 03/14/2031 (C)(H)	2,405	2,410
Stubhub Holdco Sub, LLC, Extended USD Term B Loan, 1st Lien
10.079%, CME Term SOFR + 4.750%, 03/15/2030 (C)	870	869
Surgery Center Holdings, Inc., Initial Term Loan, 1st Lien
8.821%, CME Term SOFR + 3.500%, 12/19/2030 (C)	2,420	2,430

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
SWF Holdings I Corp., Initial Term Loan, 1st Lien
9.444%, CME Term SOFR + 4.000%, 10/06/2028 (C)(H)	$739	$616
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
10.580%, CME Term SOFR + 5.250%, 03/02/2027 (C)	8,410	7,837
Topgolf Callaway Brands Corp., Initial Term Loan, 1st Lien
8.329%, 03/15/2030	168	168
Tortoiseecofin, Term Loan, 1st Lien
8.933%, 10/27/2028	361	357
Traverse Midstream Partners LLC, Advance, 1st Lien
8.830%, CME Term SOFR + 3.500%, 02/16/2028 (C)	1,516	1,523
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
8.814%, CME Term SOFR + 3.250%, 03/31/2028 (C)	372	372
U.S. Renal Care, Inc., Closing Date Term Loan, 1st Lien
10.444%, CME Term SOFR + 5.000%, 06/20/2028 (C)	605	530
UKG Inc., 2024 Refinancing Term Loan, 1st Lien
8.820%, CME Term SOFR + 3.500%, 02/10/2031 (C)(H)	2,645	2,664
UPC Financing Partnership, Term Loan
8.431%, 01/31/2029 (C)(H)	915	913
Venator, Term Loan, 1st Lien
15.328%, 01/16/2026	113	113
15.299%, 10/12/2028	326	323
VeriFone Systems, Inc., Initial Term Loan, 1st Lien
9.598%, CME Term SOFR + 4.000%, 08/20/2025 (C)	2,051	1,757
Vestis, Term Loan, 1st Lien
7.577%, 02/22/2031 (H)	2,490	2,479
Vida Capital Inc., Initial Term Loan
11.444%, CME Term SOFR + 6.000%, 10/01/2026 (C)(F)	6,624	5,656
Wargam, Term Loan, 1st Lien
14.679%, 06/30/2028	2,424	2,460
WaterBridge Midstream Operating LLC, Initial Term Loan, 1st Lien
11.335%, CME Term SOFR + 5.750%, 06/22/2026 (C)	919	922
WEC US Holdings Ltd., Initial Term Loan, 1st Lien
8.079%, CME Term SOFR + 2.750%, 01/27/2031 (C)	2,804	2,817

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Wellful Inc., Initial Term Loan, 1st Lien
11.694%, CME Term SOFR + 6.250%, 04/21/2027 (C)	$3,728	$3,196
WestJet Loyalty LP, Initial Term Loan, 1st Lien
9.048%, CME Term SOFR + 3.750%, 02/14/2031 (C)	2,515	2,527
WeWork, Term Loan, 1st Lien
15.321%, 08/08/2024 (D)(F)	101	101
White Cap Supply Holdings, LLC, Initial Closing Date Term Loan, 1st Lien
9.066%, CME Term SOFR + 3.750%, 10/19/2027 (C)	770	773
WW International, Inc., Term Loan
8.944%, CME Term SOFR + 3.500%, 04/13/2028 (C)	352	157
Xplornet Communications Inc., Refinancing Term Loan, 1st Lien
9.571%, CME Term SOFR + 4.000%, 10/02/2028 (C)(F)	5,481	904
Zelis Cost Management Buyer, Inc., Term Loan B-2, First Lien
8.079%, CME Term SOFR + 2.750%, 09/28/2029 (C)	1,500	1,506

Total Loan Participations
(Cost $212,602) ($ Thousands)		198,703

ASSET-BACKED SECURITIES — 7.8%
Other Asset-Backed Securities — 7.8%

Ares XXXIV CLO, Ser 2020-2A, Cl FR
14.179%, TSFR3M + 8.862%, 04/17/2033 (A)(C)	2,304	2,256
Battalion CLO VII, Ser 2014-7A, Cl SUB
0.000%, 07/17/2028 (A)(C)(D)(E)	4,614	1
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030 (A)(C)(D)(E)	4,378	1,224
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/25/2035 (A)(C)(D)(E)	6,380	3,700
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 04/24/2034 (A)(C)(D)(E)	10,431	5,111
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(C)(D)(E)	8,633	2,288
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (C)(D)(E)	6,147	3,504
Battalion CLO XVI, Ser 2019-16A, Cl SUB
0.000%, 12/19/2032 (A)(C)(D)(E)	3,572	1,750
Battalion CLO XX, Ser 2021-20A, Cl SUB
0.000%, 07/15/2034 (C)(D)(E)	8,543	4,827

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(C)(D)(E)	$2,640	$106
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (A)(D)(I)	6,657	3,595
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(D)(I)	3,363	1,261
Benefit Street Partners CLO V, Ser 2018-5BA
0.000%, 04/20/2031 (D)(E)	13,783	4,865
Benefit Street Partners CLO V-B, Ser 2024-5BA, Cl FR
0.000%, 07/20/2037 (A)(C)(E)	100	96
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(C)(D)(E)	9,535	4,239
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027 (C)(D)(E)	9,035	35
Benefit Street Partners CLO VIII
0.000%, 01/20/2031 (D)(E)	9,000	1,863
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 04/20/2034 (A)(C)(D)(E)	10,939	6,486
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB
0.000%, 10/15/2030 (A)(C)(D)(E)	10,091	2,523
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
0.000%, 04/20/2031 (A)(C)(D)(E)	6,857	2,592
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
0.000%, 10/15/2034 (A)(C)(D)(E)	6,048	4,283
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
0.000%, 07/15/2034 (A)(C)(D)(E)	3,469	2,802
Benefit Street Partners CLO XXIII, Ser 2021-23A, Cl SUB
0.000%, 04/25/2034 (D)(E)	4,843	3,317
Cathedral Lake CLO, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(C)(D)(E)	3,653	731
Cathedral Lake V, Ser 2018-5A, Cl SUB
0.000%, 10/21/2030 (A)(C)(D)(E)	5,673	964
First Eagle Berkeley Fund CLO LLC, Ser 2016-1A, Cl SUB
0.000%, 10/25/2028 (A)(C)(D)(E)	21,812	5,087
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(C)(D)(E)	6,015	2,827
Great Lakes CLO, Ser 2018-1A, Cl ER
12.936%, TSFR3M + 7.622%, 01/16/2030 (A)(C)	4,328	4,268
Great Lakes CLO, Ser 2018-1A, Cl FR
15.576%, TSFR3M + 10.262%, 01/16/2030 (A)(B)(C)	1,595	1,472

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
IVY Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 07/20/2033 (A)(C)(D)(E)	$1,149	$762
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB
0.000%, 04/18/2030 (A)(C)(D)(E)	2,164	67
LCM Ltd
0.000%, 01/20/2032 (D)(E)	1,998	971
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/2030 (A)(C)(D)(E)	4,865	681
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
11.435%, TSFR3M + 6.112%, 01/25/2030 (A)(C)	3,201	2,802
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2030 (A)(C)(D)(E)	5,235	1,989
Neuberger Berman Loan Advisers CLO XLI
0.000%, 10/20/2032 (D)(E)	3,394	2,079
Neuberger Berman Loan Advisers CLO XXXIX
0.000%, 10/20/2032 (D)(E)	5,795	3,528
Neuberger Berman Loan Advisers CLO XXXVI, Ser 2020-36A, Cl INC
0.000%, 04/20/2033 (A)(C)(D)(E)	1,780	947
Neuberger Berman Loan Advisers CLO XXXVI, Ser 2020-36A, Cl SPIN
0.114%, 04/20/2033 (A)(C)(D)	23	13
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(C)(D)(E)	9,028	1,822
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN
12.966%, TSFR3M + 7.642%, 04/20/2030 (A)(C)	4,200	3,930
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 11/20/2030 (A)(C)(D)(E)	3,012	1,265
OCP CLO, Ser 2020-19A, Cl SUB
0.000%, 10/20/2034 (A)(C)(D)(E)	1,876	1,384
OCP CLO, Ser 2021-21A, Cl SUB
0.000%, 07/20/2034 (D)(E)	7,945	4,787
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029 (C)(D)(E)	13,119	8,024
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 10/29/2034 (A)(C)(D)(E)	7,377	3,467
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 04/25/2031 (A)(C)(D)(E)	5,509	1,960
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 10/20/2032 (A)(C)(D)(E)	5,959	3,456
TCW CLO, Warehouse Note, Ser 2020-1
0.000%, (D)(E)	8,523	4,347
Venture 35 CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(C)(D)(E)	15,819	3,480
Venture XXV CLO, Ser 2016-25A, Cl SUB
0.000%, 04/20/2029 (A)(C)(D)(E)	2,950	280

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(C)(D)(E)	$2,865	$143
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(C)(D)(E)	5,750	690
VOYA CLO, Ser 2020-2A
0.000%, 07/20/2031 (D)(E)	6,281	4,575
Wind River
0.000%, (D)(E)	11,611	6,415

Total Asset-Backed Securities
(Cost $46,140) ($ Thousands)		141,937

	Shares
COMMON STOCK — 1.5%
21st Century Oncology *(D)	22,017	358
Air Methods *(D)(F)	3,394	197
Aquity Holdings Inc *(D)	89,545	14
Arctic Canadian Diamond Co. *(D)	1,633	282
Avaya Inc. *(D)(F)	205,996	657
Burgundy Diamond Mines *	3,227,052	343
Carestream Health Holdings Inc *(D)	123,791	2,078
CHC Group LLC *	1,444	—
Chesapeake Energy Corp	5,208	473
Clear Channel Outdoor Holdings Inc, Cl A *	66,059	95
Copper Property CTL Pass Through Trust (D)	184,226	1,746
Cornerstone Chemical Co *(D)	269,066	5,083
Endo Inc *	59,417	1,659
Envision Healthcare *(F)	258,960	1,856
Frontier Communications Parent Inc *	11,988	320
Guitar Center *(D)(F)	24,502	2,975
Gulfport Energy Corp *	1,417	229
Gymboree Corp *(D)(F)	18,542	—
Gymboree Holding Corp *(D)(F)	52,848	—
iHeartMedia Inc, Cl A *	14,876	14
Intelsat Emergene SA *(D)	45,143	1,625
Lannett *(D)	142,313	302
Mallinckrodt PLC *(D)	7,431	403
Medical Card Systems *(D)	395,653	124
Monitronics International *(D)	9,156	146
MYT Holding LLC *(D)	461,765	162
Neiman Marcus Group *(D)	10,950	1,095
Nine West *(D)(F)	163,718	205
Parker Drilling Co *(D)	143,734	1,868
SandRidge Energy Inc	232	3
Serta Simmons Bedding LLC *	20,716	140
SSB Equipment Company *(D)	20,716	—
Venator Materials *	696	529
VICI Properties Inc, Cl A ‡	48,089	1,381
Windstream Services *	97,197	1,205

Total Common Stock
(Cost $38,381) ($ Thousands)		27,567

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK — 0.6%
Claire's Stores Inc, 0.000% *(D)(E)(G)	1,647	$1,689
FHLMC, 5.919% (C)(G)	29,819	205
FNMA, 0.000% *(C)(E)(G)	43,993	310
Foresight, 0.000% *(D)(E)(G)	60,593	788
Guitar Center Inc, 0.000% *(D)(E)(F)(G)	782	72
Gulfport Energy Corp, 10.000% cash/15.000% PIK (D)(G)	43	497
MYT Holding LLC, 10.000%	516,164	320
Osaic Financial Services, 6.500%	102,399	1,997
Qurate Retail Inc, 8.000%	10,455	511
Syniverse, 0.000% *(D)(E)(G)	5,476,578	5,312
Tortoise Investment, 0.000% *(E)	114,191	90

Total Preferred Stock
(Cost $11,681) ($ Thousands)		11,791
	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.6%
Authentic Brands
5.000%, 09/01/2029(D)	$426	426
Coinbase Global
0.500%, 06/01/2026	437	449
DISH Network
0.000%, 12/15/2025(I)	2,122	1,614
3.375%, 08/15/2026	804	514
JetBlue Airways
0.500%, 04/01/2026	1,725	1,512
Liberty Interactive LLC
4.000%, 11/15/2029	202	69
3.750%, 02/15/2030	5,144	1,929
Multiplan
6.000%, 10/15/2027(A)	850	591
North Sea Natural Resources
0.000%, 01/23/2028(D)(E)	889	89
0.000%, 01/23/2028(D)(E)	118	12
0.000%, 01/23/2028(D)(E)	61	6
Silver Airways LLC
15.000%, 12/31/2027(D)	6,053	2,440
15.000%, 01/07/2028(D)	797	797
13.000%, 01/07/2028(D)	400	400

Total Convertible Bonds
(Cost $16,292) ($ Thousands)		10,848

	Number of Warrants
WARRANTS — 0.1%
Air Methods
Strike Price $– *‡‡(D)(F)	29,827	690
Guitar Center Tranche I, Expires 12/22/2070
Strike Price $100.00 *(D)(F)	5,960	335

SEI Institutional Investments Trust

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Guitar Center Tranche II, Expires 12/22/2070
Strike Price $160.00 *(D)(F)	6,486	$195
Guitar Center Tranche III, Expires 12/22/2070
Strike Price $100.00 *(D)(F)	526	16
Intelsat
Strike Price $– *‡‡(D)(F)	6	–
Neiman Marcus Group, Expires 09/24/2027
Strike Price $213.16 *(D)	6,679	88
Silver Airways
Strike Price $– *‡‡(D)	2	–
Tacora Resources Inc
Strike Price $– *‡‡(D)(F)	5,372,127	–

Total Warrants
(Cost $1,063) ($ Thousands)		1,324

	Shares
CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Government Fund, Institutional Class
5.170%**†	50,114,254	50,114
Total Cash Equivalent
(Cost $50,114) ($ Thousands)		50,114
Total Investments in Securities — 99.0%
(Cost $1,824,718) ($ Thousands)		$1,807,633

A list of the open forward foreign currency contracts held by the Fund at May 31, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	06/13/24	AUD	1,041	USD	689	$(3)

Percentages are based on Net Assets of $1,825,445 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2024.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2024, the value of these securities amounted to $1,254,503 ($ Thousands), representing 68.7% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Level 3 security in accordance with fair value hierarchy.
(E)	No interest rate available.
(F)

Security considered restricted, excluding 144A. The total market value of such securities as of May 31, 2024 was $40,429 ($ Thousands) and represented 2.2% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(G)	Perpetual security with no stated maturity date.
(H)	Unsettled bank loan. Interest rate may not be available.
(I)	Zero coupon security.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

High Yield Bond Fund (Continued)

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	1,356,794	8,555	1,365,349
Loan Participations	–	182,037	16,666	198,703
Asset-Backed Securities	–	14,824	127,113	141,937
Common Stock	3,388	4,860	19,319	27,567
Preferred Stock	821	2,612	8,358	11,791
Convertible Bonds	–	6,678	4,170	10,848
Warrants	–	–	1,324	1,324
Cash Equivalent	50,114	–	–	50,114
Total Investments in Securities	54,323	1,567,805	185,505	1,807,633

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Forward Contracts*
Unrealized Depreciation	–	(3)	–	(3)
Total Other Financial Instruments	–	(3)	–	(3)

*		Forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following table depicts purchases and transfers in and/or out of Level 3 investments during the year for investments held as of May 31, 2024 ($ Thousands).

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Asset-Backed Securities	Investments in Common Stock	Investments in Preferred Stock	Investments in Convertible Bonds	Investments in Warrants
Balance as of May 31, 2023	$3,289	$18,411	$163,333	$20,401	$9,360	$4,882	$1,040
Accrued discounts/premiums	72	(867)	(454)	—	—	6	—
Realized gain/(loss)	(143)	(1,669)	24,110	4,321	296	—	—
Change in unrealized appreciation/(depreciation)	260	1,127	16,208	(4,943)	(531)	(4,465)	(406)
Purchases	4,454	2,244	1,400	1,912	911	3,808	—
Sales	55	(5,364)	(64,192)	(2,552)	(1,678)	(61)	—
Net transfer into Level 3	568	8,663	—	197	—	—	690
Net transfer out of Level 3	—	(5,879)	(13,292)	(17)	—	—	—
Ending Balance as of May 31, 2024(1)	$8,555	$16,666	$127,113	$19,319	$8,358	$4,170	$1,324
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$237	$1,239	$16,553	$(12,115)	$420	$(3,864)	$(183)

(1) Of the $185,505 ($ Thousands) in Level 3 securities as of May 31, 2024, $39,352,($ thousand) or 2.2% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

Category	Market Value at May 31, 2024 ($ Thousands)	Valuation Technique	Unobservable Inputs	Range Input Value(s) (Average Input Value)
Common Stock	$11,703	Recent transaction price	N/A	N/A
		Estimated recovery Model	Escrow	$2.5m
			Discount Rate	0.35
		Estimated recovery model	Earnout Realization Probability	15% - 35%
			Discount Factor	5% - 6.6%
		Comparable company analysis	EBITDA	$156m
			EBITDA multiple	3.50x - 4.00x
		Weighted valuation techniques	EBITDA	32.4m
			EBITDA multiple	6.6x - 11.5x
			Replacement Cost per Ton	$225 -$ 2,800
		Weighted valuation techniques	EBITDA	$123m - $132m
			EBITDA multiple	6.25x - 9.50x

SEI Institutional Investments Trust

Category	Market Value at May 31, 2024 ($ Thousands)	Valuation Technique	Unobservable Inputs	Range Input Value(s) (Average Input Value)
			Weighted Average Cost of Capital	14%
			Valuation case probability weighting	50%
		Weighted valuation techniques	NFY Net Revenue	$277.2m
			Multiple	0.35x - 0.55x
			Weighted Average Cost of Capital	13%
			Valuation case probability weighting	12.5% - 75.0%
		Estimated recovery Model	Estimated Excess RBC	$13.7m
			Estimated Indemnity escrow	$24.5m
			Discount Rate	45%
		Estimated recovery model	Equity Value	$240m
			Oustanding Shares	12m
			Illiquidity Discount	20.0%
		This is equity held at the parent level and is priced off of operating company public equity "MYTE" on a monthly basis	None	N/A
		Comparable multiple analysis using an average forward EBITDA multiple of publicly traded peers, discounted to account for smaller scale of operations ownership	None	N/A
Convertible Preferred	$4,472	Comparable company analysis	EBITDA	$1,138.2m
			EBITDA multiple	16.50x - 18.50x
		Milestone Approach	Success probability	0% - 39%
			Price per barrel	$60
		Milestone Approach	Success probability	0% - 39%
			Price per barrel	$60
		Milestone Approach	Success probability	0% - 39%
			Price per barrel	$60
		Net recovery approach	EBITDA	$15.2m - 32.0m
			EBITDA multiple	2.25x - 4.50x
		Net recovery approach	EBITDA	$15.2m - 32.0m
			EBITDA multiple	2.25x - 4.50x
		Net recovery approach	EBITDA	$15.2m - 32.0m
			EBITDA multiple	2.25x - 4.50x
Corporate Bond	8,161	Weighted valuation techniques	EBITDA	32.4m
			EBITDA multiple	6.6x - 11.5x
			Replacement Cost per Ton	$225 -$ 2,800
		Weighted valuation techniques	EBITDA	32.4m
			EBITDA multiple	6.6x - 11.5x
			Replacement Cost per Ton	$225 -$ 2,800
		Estimated recovery model	Estimated Total Claims Case	$382.4-400.3m
			Estimated Debt Claims	$153-160m
		Estimated recovery model	Estimated Total Claims Case	$382.4-400.3m
			Estimated Debt Claims	$153-160m
		Discounted cash flow model	Implied total yield	9.92% - 10.92%
Loans	7,899	Discounted cash flow model	Implied total credit spread	10.73% - 11.73%
		Discounted cash flow model	Implied total yield	9.80% - 10.20%
		Discounted cash flow model	Implied credit spread	8.05% - 9.05%
		Weighted valuation techniques	NFY Net Revenue	$277.2m
			Multiple	0.35x - 0.55x
			Weighted Average Cost of Capital	0.1344
			Valuation case probability weighting	12.5% - 75.0%
Preferred Stock	5,882

Priced base off conversion value to the common stock. Details: $1,000 par value per preferred share is convertible into GPOR common stock at $14.00 per share conversion price, therefore each preferred share is convertible into ~71.43 GPOR common shares. Valuation methodology is 1 GPOR preferred share equals 71.43 x GPOR common stock price.

			None	N/A
		Weighted valuation techniques	EBITDA	$123m - $132m
			EBITDA multiple	6.25x - 9.50x
			Weighted Average Cost of Capital	0.14
			Valuation case probability weighting	50%
		Discounted cash flow model	Implied total yield	12.11% - 14.11%
Warrants	1,235	Recent transaction price	N/A	N/A
		Recent transaction price	N/A	N/A
		Recent transaction price	N/A	N/A
		Recent transaction price	N/A	N/A
		Weighted valuation techniques	EBITDA	$123m - $132m
			EBITDA multiple	6.25x - 9.50x
			Weighted Average Cost of Capital	0.14
			Valuation case probability weighting	0.5
		Weighted valuation techniques	EBITDA	$123m - $132m
			EBITDA multiple	6.25x - 9.50x
			Weighted Average Cost of Capital	0.14
			Valuation case probability weighting	0.5

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

High Yield Bond Fund (Concluded)

Category	Market Value at May 31, 2024 ($ Thousands)	Valuation Technique	Unobservable Inputs	Range Input Value(s) (Average Input Value)
		Weighted valuation techniques	EBITDA	$123m - $132m
			EBITDA multiple	6.25x - 9.50x
			Weighted Average Cost of Capital	0.14
			Valuation case probability weighting	0.5
Total	$39,352

For the year ended May 31, 2024, transfers in or out of Level 3 were due to the availability or lack of availability of observable inputs to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$21,063	$820,962	$(791,911)	$—	$—	$50,114	$2,393	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

SEI Institutional Investments Trust

A list of the restricted securities, excluding 144a, held by the Fund at May 31, 2024, is as follows:

Description	Face Amount ($ Thousands)	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Corporate Obligations
Beasley Mezzanine Holdings LLC	$6,195	1/22/2021	$6,284	$3,686
Finance of America Funding LLC	6,297	12/23/2020	6,361	4,941
Northwest Acquisitions ULC	3,290	10/2/2019	2,311	–
Rite Aid	4,612	7/31/2020	3,576	2,306
Rite Aid	1,259	2/6/2020	922	617
Tacora Resources Inc	200	5/24/2023	199	200
Tacora Resources Inc	1,320	5/7/2021	1,426	660
WeWork	705	5/17/2024	–	–
WeWork US LLC	6,381	5/10/2023	4,488	206
Loan Participations
Avaya Inc., Initial Term Loan, 1st Lien	5,335	4/27/2023	5,090	4,453
GatesAir, Term Loan	1,779	8/9/2022	1,742	1,779
Mavenir Systems, Inc., Initial Term Loan, 1st Lien	682	7/13/2022	639	531
Mavenir Systems, Inc., Initial Term Loan, 1st Lien	7,636	8/17/2021	6,389	5,915
Nine West Holdings Inc., Term Loan	1,593	3/21/2019	1,507	1,362
Vida Capital Inc., Initial Term Loan	6,624	2/2/2023	5,381	5,656
WeWork, Term Loan, 1st Lien	101	5/17/2024	101	101
Xplornet Communications Inc., Refinancing Term Loan, 1st Lien	5,481	1/30/2023	4,604	904
Common Stock
Air Methods	3,394	1/8/2024	76	197
Avaya Inc.	179,087	5/5/2023	2,682	571
Envision Healthcare	258,960	1/18/2024	2,201	1,856
Guitar Center	24,502	1/8/2021	3,105	2,975
Gymboree Corp	18,542	10/10/2017	232	–
Gymboree Holding Corp	52,848	10/10/2017	958	–
Nine West	163,718	5/20/2019	3,479	205
Preferred Stock
Guitar Center Inc	782	1/8/2021	74	72
Warrant
Air Methods	8,504	3/27/2024	198	494
Air Methods	21,323	1/8/2024	286	196
Guitar Center Tranche I	5,960	1/8/2021	327	335
Guitar Center Tranche II	6,486	1/8/2021	233	195
Guitar Center Tranche III	526	1/8/2021	19	16
Intelsat	6	3/3/2022	–	–
Tacora Resources Inc	5,372,127	5/24/2023	–	–
			$64,890	$40,429

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Long Duration Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 68.1%
Communication Services — 8.0%
America Movil
6.125%, 03/30/2040	$240	$250
AT&T
4.500%, 05/15/2035	375	343
3.800%, 12/01/2057	3,150	2,193
3.650%, 06/01/2051	205	145
3.650%, 09/15/2059	1,811	1,209
3.550%, 09/15/2055	740	497
3.500%, 06/01/2041	40	30
3.500%, 09/15/2053	1,716	1,159
Charter Communications Operating LLC / Charter Communications Operating Capital
6.484%, 10/23/2045	1,053	972
5.750%, 04/01/2048	446	375
5.500%, 04/01/2063	495	387
5.375%, 05/01/2047	1,944	1,563
5.125%, 07/01/2049	205	157
4.800%, 03/01/2050	240	177
4.400%, 12/01/2061	110	72
3.900%, 06/01/2052	280	176
3.850%, 04/01/2061	630	371
3.500%, 06/01/2041	105	70
Comcast
5.650%, 06/01/2054	310	307
3.969%, 11/01/2047	1,048	817
3.900%, 03/01/2038	585	494
2.987%, 11/01/2063	1,068	624
2.937%, 11/01/2056	3,038	1,826
2.887%, 11/01/2051	464	289
COX Communications
4.500%, 06/30/2043 (A)	272	220
Discovery Communications LLC
5.200%, 09/20/2047	324	261
4.000%, 09/15/2055	145	93
Fox
5.576%, 01/25/2049	270	247
Meta Platforms
5.750%, 05/15/2063	65	66
5.600%, 05/15/2053	1,075	1,089
4.450%, 08/15/2052	730	624
Paramount Global
5.850%, 09/01/2043	280	228
Rogers Communications
5.000%, 03/15/2044	442	396
4.550%, 03/15/2052	112	91
4.500%, 03/15/2043	257	217
SES GLOBAL Americas Holdings
5.300%, 03/25/2044 (A)	400	294
Tencent Holdings MTN
3.840%, 04/22/2051 (A)	295	219

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Time Warner Cable LLC
7.300%, 07/01/2038	$210	$213
6.750%, 06/15/2039	210	204
6.550%, 05/01/2037	165	156
5.875%, 11/15/2040	225	195
5.500%, 09/01/2041	760	636
4.500%, 09/15/2042	340	250
T-Mobile USA
6.000%, 06/15/2054	95	98
5.750%, 01/15/2054	437	435
5.650%, 01/15/2053	291	286
3.600%, 11/15/2060	455	306
3.400%, 10/15/2052	590	401
3.000%, 02/15/2041	775	556
Verizon Communications
4.500%, 08/10/2033	535	502
3.700%, 03/22/2061	363	256
3.550%, 03/22/2051	418	299
3.400%, 03/22/2041	1,870	1,430
2.987%, 10/30/2056	1,185	723
Vodafone Group PLC
5.625%, 02/10/2053	85	82
4.875%, 06/19/2049	151	132
4.375%, 02/19/2043	150	127
Walt Disney
3.600%, 01/13/2051	1,125	836
3.500%, 05/13/2040	275	218
2.750%, 09/01/2049	85	54
Warnermedia Holdings
5.391%, 03/15/2062	155	122
5.141%, 03/15/2052	3,451	2,724
5.050%, 03/15/2042	1,090	901

		30,690

Consumer Discretionary — 2.5%
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	225	187
Amazon.com
4.950%, 12/05/2044	134	130
4.050%, 08/22/2047	521	435
3.950%, 04/13/2052	330	265
3.875%, 08/22/2037	295	259
3.100%, 05/12/2051	1,170	798
2.875%, 05/12/2041	577	426
2.700%, 06/03/2060	535	313
Aptiv PLC
5.400%, 03/15/2049	394	351
3.100%, 12/01/2051	337	208
AutoZone
6.550%, 11/01/2033	365	392
General Motors
6.600%, 04/01/2036	85	89
5.950%, 04/01/2049	270	260

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.600%, 10/15/2032	$155	$154
5.150%, 04/01/2038	90	83
General Motors Financial
6.100%, 01/07/2034	220	221
Home Depot
4.250%, 04/01/2046	565	473
3.900%, 06/15/2047	292	230
3.625%, 04/15/2052	10	7
3.350%, 04/15/2050	390	274
3.125%, 12/15/2049	205	139
2.375%, 03/15/2051	55	31
Lowe's
5.800%, 09/15/2062	495	481
5.750%, 07/01/2053	59	58
5.625%, 04/15/2053	340	329
4.250%, 04/01/2052	490	385
3.700%, 04/15/2046	200	148
3.000%, 10/15/2050	780	487
Massachusetts Institute of Technology
5.600%, 07/01/2111	220	227
McDonald's MTN
4.600%, 05/26/2045	75	65
4.450%, 03/01/2047	865	727
3.625%, 09/01/2049	395	287
Newell Brands
7.000%, 04/01/2046	80	66
Starbucks
4.450%, 08/15/2049	295	243
3.350%, 03/12/2050	435	297
University of Southern California
3.028%, 10/01/2039	225	178

		9,703

Consumer Staples — 3.9%
Altria Group
3.875%, 09/16/2046	430	311
3.700%, 02/04/2051	165	111
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	1,714	1,574
4.700%, 02/01/2036	2,890	2,729
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	436	437
4.600%, 04/15/2048	31	27
4.439%, 10/06/2048	837	713
4.375%, 04/15/2038	235	212
BAT Capital
7.079%, 08/02/2043	110	117
4.758%, 09/06/2049	275	218
4.540%, 08/15/2047	1,099	854
4.390%, 08/15/2037	920	776
Bayer US Finance LLC
6.875%, 11/21/2053 (A)	190	197

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.500%, 11/21/2033 (A)	$180	$184
City of Hope
4.378%, 08/15/2048	650	527
CSL Finance PLC
4.750%, 04/27/2052 (A)	320	282
Dollar Tree
3.375%, 12/01/2051	165	107
JBS USA Holding Lux S.AR.L.
7.250%, 11/15/2053 (A)	535	586
6.500%, 12/01/2052	1,312	1,316
JBS USA Holding Lux Sarl
4.375%, 02/02/2052	785	581
Kenvue
5.100%, 03/22/2043	55	53
5.050%, 03/22/2053	84	79
Keurig Dr Pepper
4.500%, 04/15/2052	275	230
Kraft Heinz Foods
5.200%, 07/15/2045	45	42
4.875%, 10/01/2049	119	104
4.375%, 06/01/2046	65	53
Kroger
4.450%, 02/01/2047	675	559
New York and Presbyterian Hospital
2.256%, 08/01/2040	200	133
Philip Morris International
4.500%, 03/20/2042	215	184
3.875%, 08/21/2042	595	465
Reynolds American
5.850%, 08/15/2045	215	200
Stanford Health Care
3.027%, 08/15/2051	380	256
Target
2.950%, 01/15/2052	65	42
University of Southern California
5.250%, 10/01/2111	520	497
Walmart
2.500%, 09/22/2041	110	76

		14,832

Energy — 6.6%
Apache
5.350%, 07/01/2049	135	114
BP Capital Markets America
3.379%, 02/08/2061	400	264
3.060%, 06/17/2041	465	338
2.772%, 11/10/2050	640	395
Canadian Natural Resources MTN
4.950%, 06/01/2047	250	219
Chevron
3.078%, 05/11/2050	189	128
Columbia Pipeline Group
5.800%, 06/01/2045	130	128

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Columbia Pipelines Operating LLC
6.544%, 11/15/2053 (A)	$305	$323
ConocoPhillips
4.300%, 11/15/2044	280	238
4.025%, 03/15/2062	598	449
Diamondback Energy
5.900%, 04/18/2064	205	198
5.750%, 04/18/2054	472	455
Enbridge
6.700%, 11/15/2053	690	756
Energy Transfer
6.500%, 02/01/2042	30	31
6.125%, 12/15/2045	598	590
5.950%, 10/01/2043	730	708
5.800%, 06/15/2038	30	29
5.350%, 05/15/2045	245	220
5.150%, 02/01/2043	55	48
4.900%, 03/15/2035	500	466
Energy Transfer LP
5.950%, 05/15/2054	95	92
5.400%, 10/01/2047	1,245	1,118
5.300%, 04/15/2047	320	282
5.150%, 03/15/2045	100	88
Eni SpA
5.950%, 05/15/2054 (A)	335	331
Enterprise Products Operating LLC
6.125%, 10/15/2039	190	199
5.700%, 02/15/2042	540	542
4.950%, 10/15/2054	415	371
4.900%, 05/15/2046	435	394
4.850%, 03/15/2044	495	448
3.700%, 01/31/2051	70	52
3.200%, 02/15/2052	210	139
Equinor
3.625%, 04/06/2040	735	598
Exxon Mobil
4.227%, 03/19/2040	30	27
3.452%, 04/15/2051	1,633	1,178
3.095%, 08/16/2049	90	61
Hess
6.000%, 01/15/2040	40	42
5.800%, 04/01/2047	80	80
5.600%, 02/15/2041	430	429
Kinder Morgan
5.450%, 08/01/2052	355	326
5.200%, 03/01/2048	660	585
5.050%, 02/15/2046	205	179
3.600%, 02/15/2051	40	27
3.250%, 08/01/2050	165	105
Kinder Morgan Energy Partners LP
6.375%, 03/01/2041	436	442
5.500%, 03/01/2044	95	88
5.000%, 08/15/2042	300	263

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Marathon Petroleum
6.500%, 03/01/2041	$118	$124
4.750%, 09/15/2044	35	30
MPLX LP
5.500%, 02/15/2049	435	403
4.950%, 03/14/2052	16	14
4.500%, 04/15/2038	435	378
Northern Natural Gas
4.300%, 01/15/2049 (A)	145	115
Occidental Petroleum
7.950%, 06/15/2039	15	17
6.600%, 03/15/2046	15	16
6.200%, 03/15/2040	105	106
4.400%, 04/15/2046	55	43
4.300%, 08/15/2039	436	350
0.000%, 10/10/2036 (B)	973	518
Petroleos Mexicanos
6.350%, 02/12/2048	745	482
Phillips 66
4.900%, 10/01/2046	359	316
4.875%, 11/15/2044	305	274
4.650%, 11/15/2034	250	232
Plains All American Pipeline/PAA Finance
4.900%, 02/15/2045	470	399
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (A)	445	423
Sabal Trail Transmission LLC
4.832%, 05/01/2048 (A)	290	245
4.682%, 05/01/2038 (A)	190	172
Shell International Finance BV
6.375%, 12/15/2038	677	743
4.375%, 05/11/2045	1,120	962
3.750%, 09/12/2046	154	120
3.250%, 04/06/2050	5	4
Suncor Energy
6.800%, 05/15/2038	325	347
Texas Eastern Transmission
4.150%, 01/15/2048 (A)	315	243
TotalEnergies Capital
5.638%, 04/05/2064	705	702
5.488%, 04/05/2054	195	193
TotalEnergies Capital International
3.127%, 05/29/2050	815	553
TransCanada PipeLines
7.250%, 08/15/2038	520	585
4.875%, 05/15/2048	120	105
4.750%, 05/15/2038	165	150
Transcontinental Gas Pipe Line LLC
5.400%, 08/15/2041	495	482
4.600%, 03/15/2048	386	329
4.450%, 08/01/2042	310	269
Williams
5.750%, 06/24/2044	9	9

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 10/15/2051	$200	$138

		25,174

Financials — 12.2%
AIB Group PLC MTN
5.871%, SOFRRATE + 1.910%, 03/28/2035 (A)(C)	105	104
Allstate
4.500%, 06/15/2043	50	43
American International Group
4.800%, 07/10/2045	35	32
Aon
3.900%, 02/28/2052	799	590
Apollo Global Management
5.800%, 05/21/2054	350	346
Arthur J Gallagher
6.750%, 02/15/2054	255	281
5.750%, 03/02/2053	175	169
Athene Holding
6.250%, 04/01/2054	15	15
Banco Santander
6.938%, 11/07/2033	275	299
Bank of America
6.110%, 01/29/2037	560	584
6.000%, 10/15/2036	1,230	1,281
5.468%, SOFRRATE + 1.650%, 01/23/2035 (C)	740	735
3.311%, SOFRRATE + 1.580%, 04/22/2042 (C)	685	519
2.572%, SOFRRATE + 1.210%, 10/20/2032 (C)	315	260
2.299%, SOFRRATE + 1.220%, 07/21/2032 (C)	2,219	1,806
Bank of America MTN
5.875%, 02/07/2042	561	589
4.083%, TSFR3M + 3.412%, 03/20/2051 (C)	470	376
2.676%, SOFRRATE + 1.930%, 06/19/2041 (C)	829	578
Barclays PLC
6.036%, SOFRRATE + 2.420%, 03/12/2055 (C)	65	67
Berkshire Hathaway
4.500%, 02/11/2043	100	93
Berkshire Hathaway Finance
3.850%, 03/15/2052	537	413
BlackRock Funding
5.250%, 03/14/2054	220	212
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	331	339
Brookfield Finance
5.968%, 03/04/2054	130	130

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Brown & Brown
4.950%, 03/17/2052	$205	$173
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	276	264
Charles Schwab
5.853%, SOFRRATE + 2.500%, 05/19/2034 (C)	215	218
Chubb INA Holdings LLC
6.700%, 05/15/2036	447	500
Citibank
5.570%, 04/30/2034	140	142
Citigroup
6.174%, SOFRRATE + 2.661%, 05/25/2034 (C)	365	371
5.827%, SOFRRATE + 2.056%, 02/13/2035 (C)	335	331
4.750%, 05/18/2046	621	544
4.281%, TSFR3M + 2.101%, 04/24/2048 (C)	653	545
3.878%, TSFR3M + 1.430%, 01/24/2039 (C)	100	84
3.785%, SOFRRATE + 1.939%, 03/17/2033 (C)	115	102
2.904%, SOFRRATE + 1.379%, 11/03/2042 (C)	215	151
Commonwealth Bank of Australia MTN
3.743%, 09/12/2039 (A)	155	123
Cooperatieve Rabobank UA
5.250%, 08/04/2045	65	62
Corebridge Financial
4.400%, 04/05/2052	220	174
4.350%, 04/05/2042	65	54
Farmers Exchange Capital II
6.151%, SOFRRATE + 3.744%, 11/01/2053 (A)(C)	375	328
Farmers Exchange Capital III
5.454%, TSFR3M + 3.454%, 10/15/2054 (A)(C)	200	165
Farmers Insurance Exchange
4.747%, SOFRRATE + 3.231%, 11/01/2057 (A)(C)	300	220
Global Atlantic Finance
6.750%, 03/15/2054 (A)	255	255
Global Payments
5.950%, 08/15/2052	205	198
Goldman Sachs Group
6.750%, 10/01/2037	615	667
6.250%, 02/01/2041	773	828
5.851%, SOFRRATE + 1.552%, 04/25/2035 (C)	110	112
4.411%, TSFR3M + 1.692%, 04/23/2039 (C)	165	146
4.017%, TSFR3M + 1.635%, 10/31/2038 (C)	2,250	1,910

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.436%, SOFRRATE + 1.632%, 02/24/2043 (C)	$215	$163
3.210%, SOFRRATE + 1.513%, 04/22/2042 (C)	299	222
Goldman Sachs Group MTN
4.800%, 07/08/2044	35	32
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	720	620
Hartford Financial Services Group
6.625%, 03/30/2040	210	228
HSBC Bank USA
7.000%, 01/15/2039	215	242
HSBC Holdings PLC
6.800%, 06/01/2038	537	574
6.500%, 09/15/2037	500	524
2.804%, SOFRRATE + 1.187%, 05/24/2032 (C)	910	762
Intercontinental Exchange
4.950%, 06/15/2052	303	276
JPMorgan Chase
6.254%, SOFRRATE + 1.810%, 10/23/2034 (C)	140	148
5.766%, SOFRRATE + 1.490%, 04/22/2035 (C)	360	368
5.600%, 07/15/2041	786	804
5.336%, SOFRRATE + 1.620%, 01/23/2035 (C)	390	386
4.260%, TSFR3M + 1.842%, 02/22/2048 (C)	280	236
4.032%, TSFR3M + 1.722%, 07/24/2048 (C)	515	418
3.897%, TSFR3M + 1.482%, 01/23/2049 (C)	756	598
3.882%, TSFR3M + 1.622%, 07/24/2038 (C)	125	107
3.328%, SOFRRATE + 1.580%, 04/22/2052 (C)	65	46
3.109%, SOFRRATE + 2.440%, 04/22/2051 (C)	350	238
3.109%, TSFR3M + 2.460%, 04/22/2041 (C)	315	236
2.545%, SOFRRATE + 1.180%, 11/08/2032 (C)	1,430	1,182
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	423	402
Liberty Mutual Group
3.951%, 10/15/2050 (A)	128	93
Marsh & McLennan
5.700%, 09/15/2053	283	284
5.450%, 03/15/2053	190	184
5.450%, 03/15/2054	30	29
4.900%, 03/15/2049	80	72
4.750%, 03/15/2039	249	231
4.350%, 01/30/2047	80	67

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.200%, 03/01/2048	$340	$277
Massachusetts Mutual Life Insurance
5.672%, 12/01/2052 (A)	136	132
3.729%, 10/15/2070 (A)	293	192
3.375%, 04/15/2050 (A)	277	187
Mastercard
3.850%, 03/26/2050	170	134
MetLife
5.875%, 02/06/2041	30	31
5.250%, 01/15/2054	661	631
5.000%, 07/15/2052	220	201
4.875%, 11/13/2043	230	210
4.721%, 12/15/2044	806	717
Moody's
4.875%, 12/17/2048	400	361
Morgan Stanley
5.948%, H15T5Y + 2.430%, 01/19/2038 (C)	65	65
5.466%, SOFRRATE + 1.730%, 01/18/2035 (C)	100	99
5.297%, SOFRRATE + 2.620%, 04/20/2037 (C)	30	29
Morgan Stanley MTN
6.375%, 07/24/2042	215	238
5.831%, SOFRRATE + 1.580%, 04/19/2035 (C)	90	92
3.971%, TSFR3M + 1.455%, 07/22/2038 (C)	952	803
2.511%, SOFRRATE + 1.200%, 10/20/2032 (C)	435	357
2.239%, SOFRRATE + 1.178%, 07/21/2032 (C)	920	746
Nasdaq
6.100%, 06/28/2063	90	92
Nationwide Mutual Insurance
4.350%, 04/30/2050 (A)	220	167
New York Life Insurance
6.750%, 11/15/2039 (A)	375	415
4.450%, 05/15/2069 (A)	750	591
3.750%, 05/15/2050 (A)	176	131
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (A)	480	327
PayPal Holdings
3.250%, 06/01/2050	125	85
PNC Financial Services Group
6.037%, SOFRINDX + 2.140%, 10/28/2033 (C)	340	349
5.676%, SOFRRATE + 1.902%, 01/22/2035 (C)	80	80
Prudential Financial
6.500%, H15T5Y + 2.404%, 03/15/2054 (C)	150	150
3.905%, 12/07/2047	40	31

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Prudential Financial MTN
5.700%, 12/14/2036	$372	$381
Raymond James Financial
3.750%, 04/01/2051	425	313
S&P Global
3.250%, 12/01/2049	250	176
Standard Chartered PLC
5.905%, H15T1Y + 1.450%, 05/14/2035 (A)(C)	165	165
Teachers Insurance & Annuity Association of America
4.270%, 05/15/2047 (A)	480	386
3.300%, 05/15/2050 (A)	250	169
Travelers
5.450%, 05/25/2053	245	246
Truist Financial MTN
5.867%, SOFRRATE + 2.361%, 06/08/2034 (C)	400	401
5.711%, SOFRRATE + 1.922%, 01/24/2035 (C)	515	512
5.122%, SOFRRATE + 1.852%, 01/26/2034 (C)	105	100
UBS Group
4.988%, H15T1Y + 2.400%, 08/05/2033 (A)(C)	17	16
US Bancorp
5.836%, SOFRRATE + 2.260%, 06/12/2034 (C)	140	141
5.678%, SOFRRATE + 1.860%, 01/23/2035 (C)	240	240
4.839%, SOFRRATE + 1.600%, 02/01/2034 (C)	320	301
Visa
4.300%, 12/14/2045	205	178
Wells Fargo
6.491%, SOFRRATE + 2.060%, 10/23/2034 (C)	255	271
5.850%, 02/01/2037	1,240	1,262
5.499%, SOFRRATE + 1.780%, 01/23/2035 (C)	355	352
5.389%, SOFRRATE + 2.020%, 04/24/2034 (C)	195	192
3.068%, SOFRRATE + 2.530%, 04/30/2041 (C)	600	441
Wells Fargo MTN
5.557%, SOFRRATE + 1.990%, 07/25/2034 (C)	605	602
5.013%, TSFR3M + 4.502%, 04/04/2051 (C)	984	897
4.900%, 11/17/2045	195	172
4.650%, 11/04/2044	460	395
3.350%, SOFRRATE + 1.500%, 03/02/2033 (C)	1,650	1,423

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Westpac Banking
3.133%, 11/18/2041	$165	$116
2.668%, H15T5Y + 1.750%, 11/15/2035 (C)	45	37
Willis North America
3.875%, 09/15/2049	160	116
XL Group
5.250%, 12/15/2043	422	392

		46,613

Health Care — 10.0%
Abbott Laboratories
4.900%, 11/30/2046	290	273
AbbVie
5.500%, 03/15/2064	335	330
5.400%, 03/15/2054	103	102
5.350%, 03/15/2044	110	108
4.875%, 11/14/2048	70	64
4.850%, 06/15/2044	190	175
4.700%, 05/14/2045	314	283
4.550%, 03/15/2035	895	843
4.450%, 05/14/2046	45	39
4.400%, 11/06/2042	1,679	1,476
4.250%, 11/21/2049	355	295
4.050%, 11/21/2039	240	207
Advocate Health & Hospitals
4.272%, 08/15/2048	291	249
Aetna
4.125%, 11/15/2042	485	384
Alcon Finance
3.800%, 09/23/2049 (A)	195	146
Amgen
5.750%, 03/02/2063	585	576
5.650%, 03/02/2053	1,050	1,036
5.600%, 03/02/2043	360	356
4.875%, 03/01/2053	315	278
4.400%, 05/01/2045	1,744	1,472
4.400%, 02/22/2062	125	99
AstraZeneca PLC
6.450%, 09/15/2037	620	688
Baxter International
3.132%, 12/01/2051	315	197
BayCare Health System
3.831%, 11/15/2050	180	141
Bayer US Finance II LLC
4.400%, 07/15/2044 (A)	1,080	832
Baylor Scott & White Holdings
4.185%, 11/15/2045	390	332
Bristol-Myers Squibb
6.400%, 11/15/2063	170	185
5.550%, 02/22/2054	536	528
4.250%, 10/26/2049	788	644
3.700%, 03/15/2052	270	197

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Children's Hospital Medical Center
2.820%, 11/15/2050	$450	$284
Cigna Group
5.600%, 02/15/2054	90	86
4.900%, 12/15/2048	385	339
4.800%, 07/15/2046	593	523
3.875%, 10/15/2047	745	564
CVS Health
5.125%, 07/20/2045	355	313
5.050%, 03/25/2048	1,755	1,513
4.780%, 03/25/2038	1,225	1,090
2.700%, 08/21/2040	210	139
Elevance Health
5.650%, 06/15/2054	243	240
4.650%, 01/15/2043	10	9
4.375%, 12/01/2047	1,138	946
3.700%, 09/15/2049	690	509
Eli Lilly
5.100%, 02/09/2064	753	713
5.000%, 02/09/2054	240	228
4.950%, 02/27/2063	290	267
4.875%, 02/27/2053	403	374
GE HealthCare Technologies
6.377%, 11/22/2052	290	314
Gilead Sciences
4.600%, 09/01/2035	440	413
4.500%, 02/01/2045	335	288
GlaxoSmithKline Capital
6.375%, 05/15/2038	250	276
HCA
6.100%, 04/01/2064	250	244
6.000%, 04/01/2054	120	118
5.500%, 06/15/2047	185	172
4.625%, 03/15/2052	485	391
3.500%, 07/15/2051	103	69
Health Care Service, A Mutual Legal Reserve
3.200%, 06/01/2050 (A)	462	298
Humana
5.750%, 04/15/2054	1,060	1,021
4.950%, 10/01/2044	340	297
Johnson & Johnson
3.700%, 03/01/2046	35	28
3.400%, 01/15/2038	220	183
Kaiser Foundation Hospitals
3.266%, 11/01/2049	390	277
3.002%, 06/01/2051	350	232
2.810%, 06/01/2041	419	301
Mass General Brigham
3.192%, 07/01/2049	85	59
Memorial Health Services
3.447%, 11/01/2049	180	132

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Merck
5.150%, 05/17/2063	$165	$156
5.000%, 05/17/2053	350	327
4.900%, 05/17/2044	380	354
2.900%, 12/10/2061	365	217
2.750%, 12/10/2051	120	75
2.450%, 06/24/2050	150	89
New York and Presbyterian Hospital
4.763%, 08/01/2116	179	148
Northwell Healthcare
4.260%, 11/01/2047	175	140
Novartis Capital
4.400%, 05/06/2044	35	31
Pfizer
4.000%, 12/15/2036	330	293
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	1,075	1,010
5.300%, 05/19/2053	1,474	1,409
5.110%, 05/19/2043	855	812
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	525	396
Revvity
3.625%, 03/15/2051	200	138
Roche Holdings
5.218%, 03/08/2054 (A)	500	487
2.607%, 12/13/2051 (A)	357	218
Stanford Health Care
3.795%, 11/15/2048	331	262
Stryker
4.100%, 04/01/2043	340	280
Takeda Pharmaceutical
3.175%, 07/09/2050	357	240
Thermo Fisher Scientific
4.100%, 08/15/2047	140	116
2.800%, 10/15/2041	210	149
UnitedHealth Group
6.875%, 02/15/2038	235	268
6.625%, 11/15/2037	305	337
6.050%, 02/15/2063	130	137
5.950%, 02/15/2041	20	21
5.875%, 02/15/2053	260	269
5.500%, 04/15/2064	315	305
5.375%, 04/15/2054	320	310
4.950%, 05/15/2062	80	71
4.750%, 07/15/2045	35	32
4.750%, 05/15/2052	524	464
4.250%, 04/15/2047	725	607
4.200%, 01/15/2047	530	438
3.700%, 08/15/2049	365	275
3.250%, 05/15/2051	645	442
3.050%, 05/15/2041	230	170
2.900%, 05/15/2050	100	65

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.750%, 05/15/2040	$70	$50
Viatris
4.000%, 06/22/2050	305	206
Wyeth LLC
5.950%, 04/01/2037	436	458

		38,057

Industrials — 6.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
5.300%, 01/19/2034	185	180
3.850%, 10/29/2041	895	699
3.300%, 01/30/2032	1,065	907
BAE Systems Holdings
4.750%, 10/07/2044 (A)	413	368
BAE Systems PLC
5.800%, 10/11/2041 (A)	150	151
3.000%, 09/15/2050 (A)	525	340
Boeing
7.008%, 05/01/2064 (A)	260	262
6.858%, 05/01/2054 (A)	310	314
5.930%, 05/01/2060	425	375
5.805%, 05/01/2050	1,645	1,473
5.705%, 05/01/2040	1,540	1,415
3.750%, 02/01/2050	135	88
Burlington Northern Santa Fe LLC
6.200%, 08/15/2036	630	677
6.150%, 05/01/2037	300	322
5.750%, 05/01/2040	65	67
5.200%, 04/15/2054	30	29
4.450%, 01/15/2053	146	124
4.400%, 03/15/2042	1,275	1,116
3.300%, 09/15/2051	390	270
3.050%, 02/15/2051	65	43
2.875%, 06/15/2052	90	56
Canadian National Railway
6.200%, 06/01/2036	156	168
3.650%, 02/03/2048	80	62
Canadian Pacific Railway
6.125%, 09/15/2115	645	653
4.200%, 11/15/2069	203	154
3.100%, 12/02/2051	270	179
3.000%, 12/02/2041	65	56
Carrier Global
6.200%, 03/15/2054	30	32
3.577%, 04/05/2050	65	48
3.377%, 04/05/2040	260	201
CSX
4.750%, 05/30/2042	425	385
4.750%, 11/15/2048	127	113
4.500%, 11/15/2052	160	137
Deere
3.750%, 04/15/2050	331	262

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Emerson Electric
2.800%, 12/21/2051	$598	$376
FedEx
4.550%, 04/01/2046	100	83
4.400%, 01/15/2047	155	125
4.050%, 02/15/2048	335	256
General Dynamics
4.250%, 04/01/2040	140	123
4.250%, 04/01/2050	35	30
General Electric MTN
6.064%, TSFR3M + 0.742%, 08/15/2036 (C)	450	423
Honeywell International
5.350%, 03/01/2064	145	141
5.250%, 03/01/2054	1,525	1,478
Lockheed Martin
5.200%, 02/15/2055	95	91
4.700%, 05/15/2046	416	376
3.600%, 03/01/2035	815	711
Norfolk Southern
5.950%, 03/15/2064	65	66
5.100%, 08/01/2118	710	596
4.800%, 08/15/2043	493	429
4.050%, 08/15/2052	264	203
3.700%, 03/15/2053	265	191
Northrop Grumman
5.200%, 06/01/2054	300	281
5.150%, 05/01/2040	130	125
4.950%, 03/15/2053	271	245
4.750%, 06/01/2043	335	300
3.850%, 04/15/2045	535	419
Parker-Hannifin MTN
4.450%, 11/21/2044	270	232
RTX
6.400%, 03/15/2054	490	534
5.375%, 02/27/2053	145	138
4.500%, 06/01/2042	650	565
4.350%, 04/15/2047	490	404
3.030%, 03/15/2052	560	356
2.820%, 09/01/2051	235	144
Smurfit Kappa Treasury ULC
5.438%, 04/03/2034 (A)	700	687
Snap-on
3.100%, 05/01/2050	281	192
TTX
4.600%, 02/01/2049 (A)	538	468
Union Pacific
4.950%, 05/15/2053	30	28
3.839%, 03/20/2060	745	545
3.799%, 04/06/2071	652	460
3.500%, 02/14/2053	200	143
3.375%, 02/14/2042	60	46
3.250%, 02/05/2050	300	209

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.973%, 09/16/2062	$183	$109
Union Pacific MTN
3.550%, 08/15/2039	65	53
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	134	125
United Airlines Pass-Through Trust, Ser 2023-1, Cl A
5.800%, 01/15/2036	615	617
United Parcel Service
5.050%, 03/03/2053	365	341
Verisk Analytics
3.625%, 05/15/2050	400	282
Waste Management
3.900%, 03/01/2035	115	101
2.950%, 06/01/2041	150	109
WW Grainger
4.600%, 06/15/2045	105	94

		25,776

Information Technology — 4.0%
Analog Devices
2.950%, 10/01/2051	210	137
2.800%, 10/01/2041	225	159
Apple
4.650%, 02/23/2046	479	442
4.375%, 05/13/2045	495	441
3.850%, 05/04/2043	75	63
3.750%, 09/12/2047	150	119
3.450%, 02/09/2045	435	338
2.800%, 02/08/2061	340	207
2.650%, 05/11/2050	255	161
2.650%, 02/08/2051	90	57
2.375%, 02/08/2041	235	162
Broadcom
3.750%, 02/15/2051 (A)	395	291
3.500%, 02/15/2041 (A)	225	172
3.137%, 11/15/2035 (A)	740	588
2.600%, 02/15/2033 (A)	85	68
Cisco Systems
5.900%, 02/15/2039	231	245
5.300%, 02/26/2054	1,338	1,313
Corning
5.450%, 11/15/2079	215	198
Intel
5.900%, 02/10/2063	180	179
5.700%, 02/10/2053	155	152
5.625%, 02/10/2043	50	50
5.600%, 02/21/2054	30	29
5.050%, 08/05/2062	115	101
4.900%, 08/05/2052	445	391
4.750%, 03/25/2050	115	99
3.734%, 12/08/2047	810	599

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.250%, 11/15/2049	$365	$243
Intuit
5.500%, 09/15/2053	195	195
KLA
5.000%, 03/15/2049	227	211
4.950%, 07/15/2052	165	153
Lam Research
2.875%, 06/15/2050	112	73
Microsoft
4.500%, 06/15/2047 (A)	235	215
2.921%, 03/17/2052	1,678	1,132
2.525%, 06/01/2050	40	25
NXP BV / NXP FUNDING LLC / NXP USA
3.250%, 05/11/2041	375	274
Oracle
6.900%, 11/09/2052	605	677
4.375%, 05/15/2055	875	681
4.125%, 05/15/2045	730	575
4.000%, 07/15/2046	1,085	830
4.000%, 11/15/2047	489	371
3.950%, 03/25/2051	155	114
3.800%, 11/15/2037	945	777
3.650%, 03/25/2041	665	510
Salesforce
3.050%, 07/15/2061	155	95
2.900%, 07/15/2051	355	228
2.700%, 07/15/2041	55	38
Texas Instruments
5.150%, 02/08/2054	550	525
5.050%, 05/18/2063	317	295
5.000%, 03/14/2053	285	266

		15,264

Materials — 1.2%
Anglo American Capital PLC
6.000%, 04/05/2054 (A)	305	305
4.750%, 03/16/2052 (A)	451	381
3.950%, 09/10/2050 (A)	375	279
BHP Billiton Finance USA
5.500%, 09/08/2053	30	30
5.250%, 09/08/2033	165	164
5.000%, 09/30/2043	260	242
Dow Chemical
3.600%, 11/15/2050	220	155
DuPont de Nemours
5.319%, 11/15/2038	485	488
FMC
4.500%, 10/01/2049	280	216
Freeport-McMoRan
5.450%, 03/15/2043	170	160
Glencore Finance Canada
6.000%, 11/15/2041 (A)	376	373

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
International Flavors & Fragrances
5.000%, 09/26/2048	$595	$506
3.468%, 12/01/2050 (A)	1,285	842
3.268%, 11/15/2040 (A)	600	425
Rio Tinto Finance USA PLC
5.125%, 03/09/2053	30	28

		4,594

Real Estate — 1.7%
Agree LP
2.600%, 06/15/2033	105	82
Alexandria Real Estate Equities
5.150%, 04/15/2053	150	133
4.850%, 04/15/2049	110	93
3.550%, 03/15/2052	350	235
American Homes 4 Rent LP
4.300%, 04/15/2052	180	138
3.375%, 07/15/2051	175	113
American Tower
3.100%, 06/15/2050	300	193
AvalonBay Communities
5.350%, 06/01/2034	195	194
Boston Properties
2.450%, 10/01/2033	130	96
Crown Castle
5.200%, 02/15/2049	90	81
2.900%, 04/01/2041	479	331
Equinix
2.950%, 09/15/2051	310	191
Extra Space Storage
5.400%, 02/01/2034	165	160
GLP Capital LP / GLP Financing II
6.750%, 12/01/2033	160	166
Invitation Homes Operating Partnership LP
5.500%, 08/15/2033	285	282
2.700%, 01/15/2034	190	149
Kilroy Realty LP
2.650%, 11/15/2033	215	157
Kimco Realty
4.250%, 04/01/2045	110	87
NNN REIT
4.800%, 10/15/2048	335	283
3.000%, 04/15/2052	395	244
Prologis LP
5.250%, 06/15/2053	150	142
5.250%, 03/15/2054	110	103
Public Storage Operating
5.350%, 08/01/2053	145	140
Regency Centers LP
4.650%, 03/15/2049	265	221
4.400%, 02/01/2047	120	98
Simon Property Group LP
6.750%, 02/01/2040	634	691

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.650%, 01/15/2054	$155	$171
5.850%, 03/08/2053	382	380
4.250%, 11/30/2046	35	28
3.800%, 07/15/2050	50	37
3.250%, 09/13/2049	150	101
Sun Communities Operating
5.700%, 01/15/2033	90	89
4.200%, 04/15/2032	305	272
VICI Properties LP
6.125%, 04/01/2054	115	110
5.625%, 05/15/2052	725	649

		6,640

Utilities — 11.3%
AEP Transmission LLC
3.800%, 06/15/2049	190	141
3.650%, 04/01/2050	300	218
AES
2.450%, 01/15/2031	90	74
Alabama Power
4.300%, 07/15/2048	475	390
4.150%, 08/15/2044	50	41
3.700%, 12/01/2047	616	467
American Water Capital
4.150%, 06/01/2049	65	52
Appalachian Power
4.450%, 06/01/2045	650	520
Arizona Public Service
3.350%, 05/15/2050	445	297
Baltimore Gas and Electric
4.550%, 06/01/2052	200	168
2.900%, 06/15/2050	215	134
Berkshire Hathaway Energy
6.125%, 04/01/2036	1,901	1,983
4.600%, 05/01/2053	80	67
4.250%, 10/15/2050	45	35
Black Hills
4.200%, 09/15/2046	300	229
Boston Gas
6.119%, 07/20/2053 (A)	245	242
CenterPoint Energy Houston Electric LLC
3.600%, 03/01/2052	90	65
Cleco Power
6.000%, 12/01/2040	210	212
CMS Energy
4.875%, 03/01/2044	487	439
Commonwealth Edison
4.350%, 11/15/2045	865	723
3.850%, 03/15/2052	270	201
3.700%, 03/01/2045	600	459
3.200%, 11/15/2049	215	143
Connecticut Light and Power
4.000%, 04/01/2048	215	171

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consolidated Edison of New York
6.300%, 08/15/2037	$810	$858
6.150%, 11/15/2052	115	122
3.700%, 11/15/2059	600	415
Constellation Energy Generation LLC
6.250%, 10/01/2039	498	516
5.600%, 06/15/2042	385	370
Dominion Energy
5.250%, 08/01/2033	485	473
4.900%, 08/01/2041	785	695
4.850%, 08/15/2052	70	60
3.300%, 04/15/2041	275	200
DTE Electric
4.050%, 05/15/2048	295	235
Duke Energy
5.000%, 08/15/2052	398	348
Duke Energy Carolinas LLC
6.100%, 06/01/2037	480	496
6.000%, 01/15/2038	439	455
5.400%, 01/15/2054	240	231
5.300%, 02/15/2040	500	487
4.250%, 12/15/2041	850	712
Duke Energy Florida LLC
6.400%, 06/15/2038	210	224
6.350%, 09/15/2037	215	228
6.200%, 11/15/2053	125	133
Duke Energy Indiana LLC
6.350%, 08/15/2038	115	122
4.900%, 07/15/2043	320	289
Duke Energy Ohio
5.550%, 03/15/2054	235	227
Duke Energy Progress LLC
4.375%, 03/30/2044	1,315	1,098
Elm Road Generating Station Supercritical LLC
5.848%, 01/19/2041 (A)	1,007	968
Entergy Louisiana LLC
5.700%, 03/15/2054	190	187
4.750%, 09/15/2052	65	56
4.200%, 04/01/2050	350	276
Entergy Mississippi LLC
5.850%, 06/01/2054	230	229
Entergy Texas
5.000%, 09/15/2052	90	80
3.550%, 09/30/2049	210	148
Essential Utilities
5.300%, 05/01/2052	170	155
4.276%, 05/01/2049	195	153
Exelon
4.950%, 06/15/2035	585	544
FirstEnergy Transmission LLC
5.450%, 07/15/2044 (A)	120	113
4.550%, 04/01/2049 (A)	65	53

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Florida Power & Light
5.960%, 04/01/2039	$215	$227
5.690%, 03/01/2040	471	483
5.600%, 06/15/2054	152	153
5.400%, 09/01/2035	1,315	1,314
Indiana Michigan Power
5.625%, 04/01/2053	115	112
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	491	490
5.700%, 04/01/2054 (A)	525	514
Interstate Power and Light
3.100%, 11/30/2051	430	271
Jersey Central Power & Light
6.400%, 05/15/2036	1,225	1,267
KeySpan Gas East
5.819%, 04/01/2041 (A)	500	476
MidAmerican Energy
5.300%, 02/01/2055	204	193
4.800%, 09/15/2043	325	293
4.250%, 07/15/2049	500	410
MidAmerican Energy MTN
5.800%, 10/15/2036	195	200
Narragansett Electric
4.170%, 12/10/2042 (A)	1,320	1,038
Nevada Power
6.000%, 03/15/2054	250	254
New England Power
5.936%, 11/25/2052 (A)	110	110
Niagara Mohawk Power
3.025%, 06/27/2050 (A)	300	186
Northern States Power
5.350%, 11/01/2039	660	644
5.100%, 05/15/2053	260	241
3.600%, 09/15/2047	200	147
3.400%, 08/15/2042	220	167
3.200%, 04/01/2052	65	43
NSTAR Electric
4.550%, 06/01/2052	303	255
4.400%, 03/01/2044	335	284
Oglethorpe Power
5.250%, 09/01/2050	546	491
5.050%, 10/01/2048	390	340
4.500%, 04/01/2047	190	154
Oncor Electric Delivery LLC
5.350%, 10/01/2052	280	269
5.300%, 06/01/2042	165	160
5.250%, 09/30/2040	305	294
4.950%, 09/15/2052	130	118
2.700%, 11/15/2051	250	149
Pacific Gas and Electric
6.750%, 01/15/2053	1,063	1,123
6.700%, 04/01/2053	115	121
5.250%, 03/01/2052	280	241

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.950%, 07/01/2050	$330	$275
4.500%, 07/01/2040	300	249
4.200%, 06/01/2041	130	103
3.500%, 08/01/2050	90	59
3.300%, 08/01/2040	90	64
PacifiCorp
6.000%, 01/15/2039	492	499
5.800%, 01/15/2055	386	367
5.500%, 05/15/2054	171	157
5.250%, 06/15/2035	295	285
PECO Energy
4.375%, 08/15/2052	105	87
Piedmont Natural Gas
4.650%, 08/01/2043	330	283
Potomac Electric Power
5.500%, 03/15/2054	100	99
PPL Electric Utilities
4.150%, 06/15/2048	320	261
4.125%, 06/15/2044	595	495
Public Service Electric and Gas MTN
3.650%, 09/01/2042	385	300
Public Service of Colorado
6.250%, 09/01/2037	315	329
4.500%, 06/01/2052	100	82
4.100%, 06/15/2048	280	213
4.050%, 09/15/2049	68	52
Puget Sound Energy
2.893%, 09/15/2051	190	117
San Diego Gas & Electric
3.320%, 04/15/2050	50	34
Sempra
6.000%, 10/15/2039	640	646
Southern California Edison
6.050%, 03/15/2039	265	270
3.900%, 03/15/2043	245	190
Southern California Gas
5.750%, 06/01/2053	235	233
5.600%, 04/01/2054	200	195
3.750%, 09/15/2042	290	225
Southern Gas Capital
5.875%, 03/15/2041	753	758
4.400%, 06/01/2043	645	530
Southwestern Electric Power
6.200%, 03/15/2040	565	585
3.250%, 11/01/2051	250	160
Southwestern Public Service
4.400%, 11/15/2048	385	302
Tampa Electric
4.300%, 06/15/2048	470	378
Tucson Electric Power
3.250%, 05/01/2051	310	203
Virginia Electric and Power
5.450%, 04/01/2053	225	215

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.350%, 01/15/2054	$284	$269
4.450%, 02/15/2044	750	639
Wisconsin Public Service
3.300%, 09/01/2049	175	120
2.850%, 12/01/2051	500	310
Xcel Energy
4.800%, 09/15/2041	50	43

		43,340

Total Corporate Obligations
(Cost $293,196) ($ Thousands)		260,683

U.S. TREASURY OBLIGATIONS — 30.1%
U.S. Treasury Bonds
4.750%, 11/15/2053	3,070	3,128
4.665%, 11/15/2042 (D)	2,225	903
4.625%, 05/15/2044	5,495	5,435
4.625%, 05/15/2054	2,405	2,402
4.500%, 02/15/2044	14,790	14,353
4.375%, 08/15/2043	4,698	4,486
4.318%, 05/15/2050 (D)	5,935	1,793
4.250%, 02/15/2054	10,892	10,216
4.125%, 08/15/2053	1,849	1,696
4.000%, 11/15/2052	470	422
3.875%, 05/15/2043	5,085	4,538
3.763%, 11/15/2047 (D)	2,700	899
3.750%, 08/15/2041	755	674
3.750%, 11/15/2043	895	782
3.625%, 08/15/2043	1,037	891
3.625%, 02/15/2044	1,416	1,214
3.625%, 05/15/2053	3,787	3,172
3.532%, 08/15/2043 (D)	9,912	4,024
3.375%, 11/15/2048 (E)	1,980	1,588
3.125%, 11/15/2041	1,225	997
3.125%, 02/15/2043	1,475	1,181
3.125%, 08/15/2044	2,115	1,672
3.000%, 08/15/2052	4,911	3,638
2.875%, 08/15/2045	2,940	2,207
2.875%, 11/15/2046	1,940	1,439
2.875%, 05/15/2052	7,985	5,762
2.750%, 08/15/2042	780	592
2.750%, 11/15/2042	675	511
2.750%, 11/15/2047	540	388
2.607%, 08/15/2045 (D)	3,720	1,374
2.500%, 05/15/2046	675	469
2.375%, 11/15/2049	670	438
2.375%, 05/15/2051	2,420	1,569
2.250%, 08/15/2046	1,915	1,261
2.250%, 02/15/2052	3,150	1,973
2.000%, 11/15/2041	15,285	10,360
2.000%, 08/15/2051	2,780	1,641

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
1.750%, 08/15/2041	$9,780	$6,379
1.375%, 11/15/2040	425	265
1.375%, 08/15/2050	3,835	1,929
1.125%, 08/15/2040	640	384
U.S. Treasury Notes
4.375%, 05/15/2034	5,490	5,441
4.000%, 02/15/2034	669	644

Total U.S. Treasury Obligations
(Cost $124,790) ($ Thousands)		115,130

MUNICIPAL BONDS — 3.5%
California — 2.2%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	600	645
California State, Build America Project, GO
7.500%, 04/01/2034	1,185	1,362
7.350%, 11/01/2039	1,075	1,243
California State, GO
5.875%, 10/01/2041	510	531
California State, Health Facilities Financing Authority, Ser 2021A, RB
3.000%, 08/15/2051	125	96
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	590	673
Los Angeles, Department of Airports, RB
6.582%, 05/15/2039	240	256
Regents of the University of California Medical Center, Ser N, RB
3.256%, 05/15/2060	790	519
Riverside County, Pension Obligation, RB
3.818%, 02/15/2038	345	312
San Francisco, Public Utilities Commission, Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	1,235	1,291
University of California Regents, Build America Project, Ser H, RB
6.548%, 05/15/2048	605	659
University of California, Ser AD, RB
4.858%, 05/15/2112	335	290
University of California, Ser AP, RB
3.931%, 05/15/2045	475	430

		8,307

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, Ser 2010A, RB
6.637%, 04/01/2057	400	450

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois — 0.2%
Greater Chicago, Metropolitan Water Reclamation District, Build America Project, GO
5.720%, 12/01/2038	$755	$765

Massachusetts — 0.0%
Massachusetts State, School Building Authority, Sub-Ser B, RB
3.395%, 10/15/2040	240	196

Missouri — 0.2%
Missouri State, Joint Municipal Electric Utility Commission, Build America Project, Ser A, RB
6.890%, 01/01/2042	600	660

New Jersey — 0.0%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	60	70

New York — 0.4%
New York & New Jersey, Port Authority, Ser 174, RB
4.458%, 10/01/2062	350	305
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, Sub-Ser, RB
5.572%, 11/01/2038	840	845
5.508%, 08/01/2037	250	250
New York State, Urban Development, Build America Project, RB
5.770%, 03/15/2039	280	283

		1,683

Texas — 0.4%
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	530	521
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	490	552
Texas State, Private Activity Bond Surface Transportation, RB
3.922%, 12/31/2049	355	286

		1,359

Total Municipal Bonds
(Cost $14,857) ($ Thousands)		13,490

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.2%
Tennessee Valley Authority
5.250%, 09/15/2039	$2,615	$2,687
Tennessee Valley Authority, PO
0.000%, 01/15/2038(B)	3,700	1,796

Total U.S. Government Agency Obligations
(Cost $5,003) ($ Thousands)		4,483

SOVEREIGN DEBT — 1.0%

Chile Government International Bond
5.330%, 01/05/2054	230	215
4.340%, 03/07/2042	235	201
3.860%, 06/21/2047	35	27
3.100%, 01/22/2061	25	15
Indonesia Government International Bond
5.450%, 09/20/2052	115	112
5.100%, 02/10/2054	190	176
4.350%, 01/11/2048	30	25
3.700%, 10/30/2049	25	19
Israel Government International Bond
5.750%, 03/12/2054	200	181
3.875%, 07/03/2050	130	90
3.375%, 01/15/2050	490	311
Mexico Government International Bond
6.400%, 05/07/2054	383	369
6.350%, 02/09/2035	85	86
6.338%, 05/04/2053	564	538
5.750%, 10/12/2110	169	141
5.000%, 04/27/2051	760	617
4.400%, 02/12/2052	390	287
4.280%, 08/14/2041	164	128
Minera Mexico
4.500%, 01/26/2050(A)	170	131
Perusahaan Penerbit SBSN Indonesia III
3.550%, 06/09/2051(A)	80	57
Republic of Poland Government International Bond
5.500%, 04/04/2053	105	101
Uruguay Government International Bond
5.100%, 06/18/2050	170	159

Total Sovereign Debt
(Cost $4,517) ($ Thousands)		3,986

MORTGAGE-BACKED SECURITIES — 0.3%
Agency Mortgage-Backed Obligations — 0.3%
FHLMC REMIC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	36	35

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2007-68, Cl SC, IO
1.262%, 07/25/2037(C)	$9	$1
GNMA ARM
3.875%, H15T1Y + 1.500%, 06/20/2032(C)	17	17
GNMA CMO, Ser 2009-8, Cl PS, IO
0.866%, 08/16/2038(C)	5	–
GNMA CMO, Ser 2010-4, Cl NS, IO
0.956%, 01/16/2040(C)	33	3
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/2041(B)	1,382	1,046

		1,102
Non-Agency Mortgage-Backed Obligations — 0.0%
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
6.299%, TSFR1M + 0.974%, 09/25/2034(C)	8	6
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	6	5
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
4.077%, 12/25/2034(C)	12	11
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
6.099%, TSFR1M + 0.774%, 01/25/2045(C)	21	20

		42
Total Mortgage-Backed Securities
(Cost $102) ($ Thousands)		1,144

	Shares
CASH EQUIVALENT — 6.2%
SEI Daily Income Trust, Government Fund, Institutional Class
5.170%**†	23,868,328	23,868
Total Cash Equivalent
(Cost $23,868) ($ Thousands)		23,868
Total Investments in Securities — 110.4%
(Cost $466,333) ($ Thousands)		$422,784

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Long Duration Fund (Concluded)

A list of the open futures contracts held by the Fund at May 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	66	Sep-2024	$13,450	$13,444	$(6)
U.S. 5-Year Treasury Note	202	Sep-2024	21,437	21,371	(66)
U.S. 10-Year Treasury Note	11	Sep-2024	1,199	1,197	(2)
U.S. Ultra Long Treasury Bond	345	Sep-2024	42,505	42,241	(264)
			78,591	78,253	(338)
Short Contracts
U.S. Long Treasury Bond	(67)	Sep-2024	$(7,823)	$(7,776)	$47
Ultra 10-Year U.S. Treasury Note	(121)	Sep-2024	(13,599)	(13,556)	43
			(21,422)	(21,332)	90
			$57,169	$56,921	$(248)

A list of the open centrally cleared swap agreements held by the Fund at May 31, 2024, is as follows:

Interest Rate Swap
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3.52% FIXED	SOFR	Annually	12/20/2053	USD	1,836	$121	$–	$121

Percentages are based on Net Assets of $382,975 ($ Thousands).
**	The rate reported is the 7-day effective yield as of May 31, 2024.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2024, the value of these securities amounted to $22,700 ($ Thousands), representing 5.9% of the Net Assets of the Fund.

(B)	Zero coupon security.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Interest rate represents the security's effective yield at the time of purchase.
(E)	Security, or a portion thereof, has been pledged as collateral on open futures contracts. The total market value of such securities as of May 31, 2024 was $437 ($ Thousands).

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	260,683	–	260,683
U.S. Treasury Obligations	–	115,130	–	115,130
Municipal Bonds	–	13,490	–	13,490
U.S. Government Agency Obligations	–	4,483	–	4,483
Sovereign Debt	–	3,986	–	3,986
Mortgage-Backed Securities	–	1,144	–	1,144
Cash Equivalent	23,868	–	–	23,868
Total Investments in Securities	23,868	398,916	–	422,784

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	90	–	–	90
Unrealized Depreciation	(338)	–	–	(338)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	121	–	121
Total Other Financial Instruments	(248)	121	–	(127)

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$4,761	$313,606	$(294,499)	$—	$—	$23,868	$429	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Long Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 87.1%
Communication Services — 5.8%
Alphabet
2.050%, 08/15/2050	$2,229	$1,266
1.900%, 08/15/2040	770	503
America Movil
6.125%, 03/30/2040	2,820	2,932
AT&T
4.500%, 03/09/2048	2,720	2,246
4.300%, 12/15/2042	500	418
3.500%, 09/15/2053	5,557	3,753
Charter Communications Operating LLC / Charter Communications Operating Capital
6.834%, 10/23/2055	580	551
6.484%, 10/23/2045	2,620	2,418
4.800%, 03/01/2050	1,480	1,091
Comcast
6.500%, 11/15/2035	420	456
5.650%, 06/15/2035	3,730	3,804
5.650%, 06/01/2054	2,635	2,614
4.600%, 08/15/2045	1,150	996
4.049%, 11/01/2052	5,368	4,153
4.000%, 03/01/2048	3,805	2,989
3.969%, 11/01/2047	7,435	5,798
3.900%, 03/01/2038	5,135	4,338
3.400%, 07/15/2046	5,525	3,983
3.250%, 11/01/2039	275	210
2.987%, 11/01/2063	34,554	20,173
2.937%, 11/01/2056	38,475	23,123
2.887%, 11/01/2051	19,237	11,966
2.800%, 01/15/2051	2,130	1,306
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	2,585	2,528
Discovery Communications LLC
4.000%, 09/15/2055	1,310	838
Meta Platforms
5.750%, 05/15/2063	1,695	1,732
5.600%, 05/15/2053	5,630	5,704
4.650%, 08/15/2062	1,185	1,013
4.450%, 08/15/2052	8,414	7,186
NBCUniversal Media LLC
4.450%, 01/15/2043	1,237	1,066
NTT Finance
1.591%, 04/03/2028 (A)	2,360	2,071
Paramount Global
6.875%, 04/30/2036	680	649
4.375%, 03/15/2043	1,500	1,028
SES GLOBAL Americas Holdings
5.300%, 03/25/2044 (A)	1,400	1,031
Sprint Capital
8.750%, 03/15/2032	559	668

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (A)	$1,528	$1,519
Tencent Holdings MTN
3.840%, 04/22/2051 (A)	885	657
Time Warner Cable Enterprises LLC
8.375%, 07/15/2033	1,144	1,266
Time Warner Cable LLC
7.300%, 07/01/2038	2,141	2,172
6.750%, 06/15/2039	945	918
5.500%, 09/01/2041	650	544
4.500%, 09/15/2042	1,000	735
T-Mobile USA
5.500%, 01/15/2055	2,361	2,263
3.300%, 02/15/2051	500	336
3.000%, 02/15/2041	560	402
TWDC Enterprises 18
4.125%, 12/01/2041	1,595	1,350
TWDC Enterprises 18 MTN
4.125%, 06/01/2044	1,854	1,550
Verizon Communications
5.250%, 03/16/2037	440	433
3.875%, 03/01/2052	2,984	2,256
3.700%, 03/22/2061	1,105	779
3.400%, 03/22/2041	2,265	1,733
2.650%, 11/20/2040	2,220	1,529
Walt Disney
6.650%, 11/15/2037	990	1,107
6.400%, 12/15/2035	2,043	2,224
3.600%, 01/13/2051	6,176	4,590
3.500%, 05/13/2040	7,660	6,085
2.750%, 09/01/2049	22,966	14,529
Warnermedia Holdings
5.391%, 03/15/2062	3,249	2,555
5.141%, 03/15/2052	7,905	6,240

		184,373

Consumer Discretionary — 3.8%
7-Eleven
2.500%, 02/10/2041 (A)	870	570
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	735	612
Amazon.com
4.050%, 08/22/2047	6,706	5,605
3.950%, 04/13/2052	9,081	7,281
3.875%, 08/22/2037	3,175	2,787
3.250%, 05/12/2061	12,556	8,343
3.100%, 05/12/2051	7,444	5,076
2.875%, 05/12/2041	1,000	739
2.700%, 06/03/2060	6,575	3,849
2.500%, 06/03/2050	9,113	5,532
BMW US Capital LLC
4.150%, 04/09/2030 (A)	1,030	982

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.550%, 04/01/2031 (A)	$1,615	$1,377
California Institute of Technology
4.321%, 08/01/2045	650	577
Emory University
2.969%, 09/01/2050	1,660	1,102
Georgetown University
5.215%, 10/01/2118	1,171	1,058
4.315%, 04/01/2049	1,790	1,532
2.943%, 04/01/2050	540	358
Home Depot
5.950%, 04/01/2041	3,030	3,197
4.950%, 09/15/2052	1,350	1,239
4.500%, 12/06/2048	3,935	3,380
4.400%, 03/15/2045	5,635	4,843
4.250%, 04/01/2046	6,052	5,068
4.200%, 04/01/2043	1,900	1,606
3.900%, 06/15/2047	13,798	10,838
3.350%, 04/15/2050	4,370	3,073
3.300%, 04/15/2040	2,305	1,789
3.125%, 12/15/2049	2,320	1,568
2.750%, 09/15/2051	3,525	2,172
2.375%, 03/15/2051	6,094	3,471
Johns Hopkins University
4.083%, 07/01/2053	2,000	1,662
Lowe's
5.750%, 07/01/2053	68	67
4.250%, 04/01/2052	550	432
3.700%, 04/15/2046	2,116	1,562
Massachusetts Institute of Technology
5.600%, 07/01/2111	2,830	2,917
3.067%, 04/01/2052	2,540	1,781
2.294%, 07/01/2051	21	12
McDonald's MTN
3.625%, 09/01/2049	400	291
NIKE
3.625%, 05/01/2043	1,350	1,071
3.250%, 03/27/2040	3,410	2,668
Northwestern University
3.688%, 12/01/2038	2,070	1,805
Pomona College
2.888%, 01/01/2051	1,240	810
President & Fellows of Harvard College
3.745%, 11/15/2052	4,357	3,469
2.517%, 10/15/2050	1,465	917
Starbucks
3.350%, 03/12/2050	905	617
Trustees of Boston College
3.042%, 07/01/2057	1,230	782
Trustees of Boston University
4.061%, 10/01/2048	1,800	1,493
Trustees of Princeton University
5.700%, 03/01/2039	1,214	1,297

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
University of Chicago
2.761%, 04/01/2045	$2,520	$1,902
University of Southern California
3.841%, 10/01/2047	1,375	1,121
3.028%, 10/01/2039	2,300	1,819
2.805%, 10/01/2050	925	604

		118,723

Consumer Staples — 5.3%
Altria Group
10.200%, 02/06/2039	2,501	3,460
9.950%, 11/10/2038	1,555	2,108
4.500%, 05/02/2043	100	82
4.250%, 08/09/2042	575	457
3.875%, 09/16/2046	60	43
3.400%, 02/04/2041	433	310
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	47,733	43,830
4.700%, 02/01/2036	21,045	19,872
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	1,445	1,830
8.000%, 11/15/2039	2,786	3,484
5.550%, 01/23/2049	9,255	9,269
5.000%, 06/15/2034	1,765	1,735
4.600%, 04/15/2048	972	855
BAT Capital
4.758%, 09/06/2049	1,046	829
4.390%, 08/15/2037	1,125	949
Bayer US Finance LLC
6.875%, 11/21/2053 (A)	650	674
Cargill
4.375%, 04/22/2052 (A)	2,590	2,177
Church & Dwight
5.000%, 06/15/2052	227	210
Coca-Cola
2.500%, 03/15/2051	2,085	1,258
Constellation Brands
3.750%, 05/01/2050	430	317
CSL Finance PLC
5.106%, 04/03/2034 (A)	1,345	1,318
4.950%, 04/27/2062 (A)	310	272
4.750%, 04/27/2052 (A)	3,089	2,719
4.625%, 04/27/2042 (A)	320	286
Dollar General
5.500%, 11/01/2052	640	595
Dollar Tree
3.375%, 12/01/2051	1,105	718
Estee Lauder
3.125%, 12/01/2049	2,655	1,771
Ford Foundation
2.815%, 06/01/2070	930	540

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Hormel Foods
3.050%, 06/03/2051	$1,305	$851
JBS USA Holding Lux Sarl
7.250%, 11/15/2053 (A)	4,915	5,379
6.500%, 12/01/2052	5,395	5,412
4.375%, 02/02/2052	2,425	1,796
Kenvue
5.100%, 03/22/2043	620	598
5.050%, 03/22/2053	1,780	1,673
Kimberly-Clark
5.300%, 03/01/2041	1,315	1,296
3.900%, 05/04/2047	1,670	1,324
Kraft Heinz Foods
7.125%, 08/01/2039 (A)	1,160	1,312
Mars
3.950%, 04/01/2049 (A)	2,280	1,798
Nestle Capital
5.100%, 03/12/2054 (A)	1,250	1,190
Nestle Holdings
3.900%, 09/24/2038 (A)	1,640	1,412
PepsiCo
4.650%, 02/15/2053	2,834	2,552
4.200%, 07/18/2052	925	771
3.450%, 10/06/2046	6,055	4,556
Philip Morris International
4.875%, 11/15/2043	3,640	3,245
4.500%, 03/20/2042	5,750	4,924
4.125%, 03/04/2043	1,146	924
3.875%, 08/21/2042	995	777
Reynolds American
8.125%, 05/01/2040	2,390	2,721
5.850%, 08/15/2045	895	833
Rockefeller Foundation
2.492%, 10/01/2050	3,085	1,903
Sutter Health
5.547%, 08/15/2053	1,478	1,506
Target
2.950%, 01/15/2052	5,940	3,833
Walmart
4.500%, 09/09/2052	2,015	1,783
4.500%, 04/15/2053	4,319	3,806
2.650%, 09/22/2051	4,940	3,096
2.500%, 09/22/2041	3,891	2,697

		165,936

Energy — 5.4%
BG Energy Capital PLC
5.125%, 10/15/2041 (A)	2,255	2,073
BP Capital Markets America
4.812%, 02/13/2033	5,385	5,208
3.379%, 02/08/2061	12,751	8,414
3.060%, 06/17/2041	2,380	1,733
3.001%, 03/17/2052	175	113

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.000%, 02/24/2050	$782	$509
2.939%, 06/04/2051	4,585	2,921
2.772%, 11/10/2050	4,117	2,539
Cenovus Energy
6.750%, 11/15/2039	245	263
Chevron USA
2.343%, 08/12/2050	1,685	983
Columbia Pipelines Operating LLC
6.544%, 11/15/2053 (A)	785	832
ConocoPhillips
5.700%, 09/15/2063	1,020	1,016
5.550%, 03/15/2054	950	936
5.300%, 05/15/2053	385	365
4.300%, 11/15/2044	3,885	3,299
4.025%, 03/15/2062	15,384	11,562
3.800%, 03/15/2052	2,160	1,613
Devon Energy
7.875%, 09/30/2031	815	924
Diamondback Energy
5.750%, 04/18/2054	1,516	1,461
4.400%, 03/24/2051	500	401
4.250%, 03/15/2052	2,685	2,092
Enbridge
6.700%, 11/15/2053	925	1,013
Energy Transfer LP
6.050%, 06/01/2041	2,225	2,191
5.400%, 10/01/2047	1,322	1,187
5.300%, 04/15/2047	200	177
5.150%, 03/15/2045	3,910	3,443
Eni SpA
5.950%, 05/15/2054 (A)	790	781
5.700%, 10/01/2040 (A)	2,285	2,179
Enterprise Products Operating LLC
7.550%, 04/15/2038	2,000	2,353
6.125%, 10/15/2039	1,335	1,397
5.950%, 02/01/2041	602	620
4.900%, 05/15/2046	7,030	6,363
4.850%, 08/15/2042	4,370	3,978
4.850%, 03/15/2044	1,495	1,353
EOG Resources
4.950%, 04/15/2050	1,600	1,477
Equinor
5.100%, 08/17/2040	2,335	2,270
4.800%, 11/08/2043	899	831
3.700%, 04/06/2050	5,065	3,844
3.625%, 04/06/2040	2,715	2,209
3.250%, 11/18/2049	1,889	1,325
Exxon Mobil
4.327%, 03/19/2050	4,973	4,212
4.227%, 03/19/2040	3,685	3,255
4.114%, 03/01/2046	1,035	863
3.567%, 03/06/2045	2,400	1,836
3.452%, 04/15/2051	15,742	11,360

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.095%, 08/16/2049	$815	$555
Hess
6.000%, 01/15/2040	3,100	3,200
5.600%, 02/15/2041	2,555	2,549
Marathon Petroleum
5.000%, 09/15/2054	300	255
Northern Natural Gas
4.300%, 01/15/2049 (A)	1,530	1,217
Occidental Petroleum
4.300%, 08/15/2039	462	370
Shell International Finance BV
6.375%, 12/15/2038	4,576	5,023
4.550%, 08/12/2043	1,915	1,708
4.375%, 05/11/2045	10,555	9,068
4.000%, 05/10/2046	1,645	1,323
3.750%, 09/12/2046	7,019	5,455
3.625%, 08/21/2042	1,160	922
3.250%, 04/06/2050	170	118
3.000%, 11/26/2051	3,147	2,050
Suncor Energy
5.950%, 12/01/2034	1,453	1,491
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,020	2,297
TotalEnergies Capital
5.638%, 04/05/2064	4,035	4,017
5.488%, 04/05/2054	4,125	4,077
TotalEnergies Capital International
3.386%, 06/29/2060	495	333
3.127%, 05/29/2050	14,000	9,500
2.986%, 06/29/2041	1,445	1,052
TransCanada PipeLines
7.250%, 08/15/2038	1,765	1,986
5.600%, 03/31/2034	835	826
4.625%, 03/01/2034	1,965	1,826
Williams
5.400%, 03/04/2044	1,000	941

		171,933

Financials — 21.1%
AIA Group MTN
4.875%, 03/11/2044 (A)	3,372	3,147
AIB Group PLC MTN
5.871%, SOFRRATE + 1.910%, 03/28/2035 (A)(B)	770	765
Alleghany
4.900%, 09/15/2044	1,455	1,343
Allstate
4.500%, 06/15/2043	528	452
American Express
4.989%, SOFRRATE + 2.255%, 05/26/2033 (B)	1,410	1,356
American International Group
4.800%, 07/10/2045	215	195

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Aon Corp / Aon Global Holdings PLC
3.900%, 02/28/2052	$1,035	$764
Apollo Global Management
5.800%, 05/21/2054	2,470	2,442
Arthur J Gallagher
5.750%, 03/02/2053	380	367
Athene Holding
6.650%, 02/01/2033	1,275	1,342
Bank of America
7.750%, 05/14/2038	3,075	3,666
6.000%, 10/15/2036	3,805	3,964
5.872%, SOFRRATE + 1.840%, 09/15/2034 (B)	3,230	3,303
5.468%, SOFRRATE + 1.650%, 01/23/2035 (B)	11,130	11,057
4.571%, SOFRRATE + 1.830%, 04/27/2033 (B)	2,960	2,780
3.311%, SOFRRATE + 1.580%, 04/22/2042 (B)	21,714	16,451
2.651%, SOFRRATE + 1.220%, 03/11/2032 (B)	11,305	9,501
2.572%, SOFRRATE + 1.210%, 10/20/2032 (B)	1,250	1,031
2.299%, SOFRRATE + 1.220%, 07/21/2032 (B)	355	289
Bank of America MTN
5.875%, 02/07/2042	5,409	5,678
4.083%, TSFR3M + 3.412%, 03/20/2051 (B)	8,622	6,893
4.078%, TSFR3M + 1.582%, 04/23/2040 (B)	5,910	5,014
2.972%, SOFRRATE + 1.330%, 02/04/2033 (B)	10,485	8,836
2.676%, SOFRRATE + 1.930%, 06/19/2041 (B)	31,023	21,631
Bank of New York Mellon MTN
5.834%, SOFRINDX + 2.074%, 10/25/2033 (B)	1,820	1,877
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,180	1,082
4.300%, 05/15/2043	1,590	1,408
4.200%, 08/15/2048	1,575	1,328
3.850%, 03/15/2052	6,210	4,774
2.850%, 10/15/2050	5,086	3,269
BlackRock Funding
5.250%, 03/14/2054	3,375	3,253
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	1,802	1,845
5.000%, 06/15/2044 (A)	2,050	1,864
Brookfield Finance
5.968%, 03/04/2054	8,285	8,282
Brown & Brown
4.950%, 03/17/2052	1,100	928

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Canadian Imperial Bank of Commerce
6.092%, 10/03/2033	$3,170	$3,274
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	3,792	3,625
Charles Schwab
5.853%, SOFRRATE + 2.500%, 05/19/2034 (B)	1,465	1,488
Chubb INA Holdings LLC
6.700%, 05/15/2036	4,870	5,452
4.350%, 11/03/2045	3,020	2,603
3.050%, 12/15/2061	3,090	1,962
Cincinnati Financial
6.125%, 11/01/2034	1,853	1,927
Citibank
5.570%, 04/30/2034	3,255	3,300
Citigroup
8.125%, 07/15/2039	5,730	7,168
6.174%, SOFRRATE + 2.661%, 05/25/2034 (B)	1,135	1,153
6.125%, 08/25/2036	455	467
5.827%, SOFRRATE + 2.056%, 02/13/2035 (B)	2,415	2,390
5.316%, SOFRRATE + 4.548%, 03/26/2041 (B)	4,915	4,752
4.650%, 07/30/2045	1,539	1,360
4.281%, TSFR3M + 2.101%, 04/24/2048 (B)	6,550	5,464
3.878%, TSFR3M + 1.430%, 01/24/2039 (B)	3,630	3,036
2.904%, SOFRRATE + 1.379%, 11/03/2042 (B)	3,730	2,621
Citigroup Capital III
7.625%, 12/01/2036	890	920
CME Group
4.150%, 06/15/2048	1,634	1,373
Commonwealth Bank of Australia
4.316%, 01/10/2048 (A)	1,736	1,399
Corestates Capital III
6.154%, TSFR3M + 0.832%, 02/15/2027 (A)(B)	375	367
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	800	757
Farmers Exchange Capital II
6.151%, SOFRRATE + 3.744%, 11/01/2053 (A)(B)	2,890	2,531
Global Payments
5.950%, 08/15/2052	705	682
Goldman Sachs Capital I
6.345%, 02/15/2034	5,030	5,192
Goldman Sachs Group
6.450%, 05/01/2036	1,115	1,187
6.250%, 02/01/2041	4,619	4,948

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.851%, SOFRRATE + 1.552%, 04/25/2035 (B)	$770	$786
4.411%, TSFR3M + 1.692%, 04/23/2039 (B)	15,675	13,886
4.017%, TSFR3M + 1.635%, 10/31/2038 (B)	7,190	6,102
3.436%, SOFRRATE + 1.632%, 02/24/2043 (B)	1,505	1,141
3.210%, SOFRRATE + 1.513%, 04/22/2042 (B)	2,800	2,075
3.102%, SOFRRATE + 1.410%, 02/24/2033 (B)	1,480	1,256
2.908%, SOFRRATE + 1.472%, 07/21/2042 (B)	4,300	3,040
2.383%, SOFRRATE + 1.248%, 07/21/2032 (B)	1,535	1,253
1.992%, SOFRRATE + 1.090%, 01/27/2032 (B)	1,630	1,316
Goldman Sachs Group MTN
4.800%, 07/08/2044	5,938	5,413
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	2,450	2,110
HSBC Bank USA
7.000%, 01/15/2039	7,677	8,651
HSBC Holdings PLC
6.800%, 06/01/2038	3,219	3,440
6.500%, 09/15/2037	4,820	5,048
6.332%, SOFRRATE + 2.650%, 03/09/2044 (B)	3,590	3,792
Intercontinental Exchange
4.950%, 06/15/2052	3,133	2,854
3.000%, 06/15/2050	2,175	1,410
JAB Holdings BV
4.500%, 04/08/2052 (A)	1,270	922
Jackson Financial
4.000%, 11/23/2051	495	335
JPMorgan Chase
8.750%, 09/01/2030	605	706
6.400%, 05/15/2038	5,484	6,075
6.254%, SOFRRATE + 1.810%, 10/23/2034 (B)	3,095	3,266
5.766%, SOFRRATE + 1.490%, 04/22/2035 (B)	2,490	2,544
5.600%, 07/15/2041	3,250	3,323
5.500%, 10/15/2040	2,795	2,817
5.400%, 01/06/2042	3,444	3,442
5.336%, SOFRRATE + 1.620%, 01/23/2035 (B)	8,475	8,380
4.032%, TSFR3M + 1.722%, 07/24/2048 (B)	1,375	1,115
3.964%, TSFR3M + 1.642%, 11/15/2048 (B)	9,180	7,345
3.897%, TSFR3M + 1.482%, 01/23/2049 (B)	6,195	4,905

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.882%, TSFR3M + 1.622%, 07/24/2038 (B)	$21,290	$18,218
3.328%, SOFRRATE + 1.580%, 04/22/2052 (B)	12,693	8,968
3.157%, SOFRRATE + 1.460%, 04/22/2042 (B)	3,335	2,487
3.109%, SOFRRATE + 2.440%, 04/22/2051 (B)	200	136
3.109%, TSFR3M + 2.460%, 04/22/2041 (B)	425	319
2.545%, SOFRRATE + 1.180%, 11/08/2032 (B)	4,010	3,315
2.525%, TSFR3M + 1.510%, 11/19/2041 (B)	4,335	2,964
1.764%, TSFR3M + 1.105%, 11/19/2031 (B)	2,320	1,871
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	2,103	1,998
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	3,347	3,030
KKR Group Finance VIII LLC
3.500%, 08/25/2050 (A)	920	631
KKR Group Finance X LLC
3.250%, 12/15/2051 (A)	830	555
LSEGA Financing PLC
3.200%, 04/06/2041 (A)	4,214	3,133
Marsh & McLennan
6.250%, 11/01/2052	3,135	3,379
5.700%, 09/15/2053	1,890	1,899
5.450%, 03/15/2053	530	513
5.450%, 03/15/2054	205	199
4.900%, 03/15/2049	3,477	3,123
4.350%, 01/30/2047	1,365	1,145
4.200%, 03/01/2048	3,890	3,165
2.900%, 12/15/2051	1,175	736
Massachusetts Mutual Life Insurance
4.900%, 04/01/2077 (A)	2,690	2,205
3.729%, 10/15/2070 (A)	3,205	2,101
Mastercard
3.950%, 02/26/2048	1,285	1,045
3.850%, 03/26/2050	7,606	6,012
MetLife
5.875%, 02/06/2041	1,675	1,713
5.700%, 06/15/2035	4,964	5,073
5.250%, 01/15/2054	2,510	2,395
5.000%, 07/15/2052	5,120	4,687
4.875%, 11/13/2043	3,080	2,806
4.721%, 12/15/2044	3,595	3,200
4.125%, 08/13/2042	2,460	2,035
Moody's
4.875%, 12/17/2048	2,216	1,997
3.250%, 05/20/2050	420	287
2.750%, 08/19/2041	250	173

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Morgan Stanley
5.948%, H15T5Y + 2.430%, 01/19/2038 (B)	$1,375	$1,365
5.466%, SOFRRATE + 1.730%, 01/18/2035 (B)	3,305	3,281
5.297%, SOFRRATE + 2.620%, 04/20/2037 (B)	200	191
4.457%, TSFR3M + 1.693%, 04/22/2039 (B)	3,743	3,354
3.217%, SOFRRATE + 1.485%, 04/22/2042 (B)	5,550	4,140
2.484%, SOFRRATE + 1.360%, 09/16/2036 (B)	3,830	3,020
Morgan Stanley MTN
5.831%, SOFRRATE + 1.580%, 04/19/2035 (B)	900	918
5.250%, SOFRRATE + 1.870%, 04/21/2034 (B)	885	865
4.375%, 01/22/2047	125	107
4.300%, 01/27/2045	9,310	7,987
3.971%, TSFR3M + 1.455%, 07/22/2038 (B)	8,650	7,294
2.943%, SOFRRATE + 1.290%, 01/21/2033 (B)	2,255	1,899
2.802%, SOFRRATE + 1.430%, 01/25/2052 (B)	1,595	1,005
2.511%, SOFRRATE + 1.200%, 10/20/2032 (B)	545	448
2.239%, SOFRRATE + 1.178%, 07/21/2032 (B)	7,610	6,171
Mutual of Omaha Insurance
4.297%, SOFRRATE + 2.640%, 07/15/2054 (A)(B)	555	549
Nasdaq
5.950%, 08/15/2053	885	900
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,820	2,315
4.350%, 04/30/2050 (A)	1,795	1,363
New York Life Insurance
6.750%, 11/15/2039 (A)	3,040	3,367
5.875%, 05/15/2033 (A)	4,024	4,134
3.750%, 05/15/2050 (A)	1,960	1,455
Northwestern Mutual Life Insurance
3.850%, 09/30/2047 (A)	450	342
3.625%, 09/30/2059 (A)	4,840	3,302
Pacific Life Insurance
4.300%, SOFRRATE + 2.796%, 10/24/2067 (A)(B)	1,350	1,032
Pacific LifeCorp
3.350%, 09/15/2050 (A)	312	214
PayPal Holdings
3.250%, 06/01/2050	2,000	1,360

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (B)	$995	$1,079
6.037%, SOFRINDX + 2.140%, 10/28/2033 (B)	1,535	1,575
5.676%, SOFRRATE + 1.902%, 01/22/2035 (B)	100	100
Progressive
3.700%, 03/15/2052	4,670	3,490
Prologis Targeted US Logistics Fund
5.500%, 04/01/2034 (A)	3,750	3,717
Prudential Financial
3.905%, 12/07/2047	895	689
Prudential Financial MTN
5.700%, 12/14/2036	6,384	6,540
Raymond James Financial
4.950%, 07/15/2046	1,164	1,048
3.750%, 04/01/2051	2,669	1,966
S&P Global
3.900%, 03/01/2062	550	410
3.700%, 03/01/2052	2,235	1,687
3.250%, 12/01/2049	2,331	1,641
Securian Financial Group
4.800%, 04/15/2048 (A)	2,921	2,370
Societe Generale MTN
7.367%, 01/10/2053 (A)	4,120	4,239
Standard Chartered PLC
5.905%, H15T1Y + 1.450%, 05/14/2035 (A)(B)	1,170	1,169
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (A)	5,385	4,780
4.270%, 05/15/2047 (A)	2,793	2,246
3.300%, 05/15/2050 (A)	4,930	3,323
Travelers
5.450%, 05/25/2053	6,530	6,547
5.350%, 11/01/2040	1,565	1,544
4.600%, 08/01/2043	3,990	3,574
4.100%, 03/04/2049	3,853	3,157
4.050%, 03/07/2048	1,300	1,056
Travelers MTN
6.250%, 06/15/2037	1,205	1,295
Truist Financial MTN
5.867%, SOFRRATE + 2.361%, 06/08/2034 (B)	2,275	2,282
5.711%, SOFRRATE + 1.922%, 01/24/2035 (B)	7,225	7,179
5.122%, SOFRRATE + 1.852%, 01/26/2034 (B)	2,645	2,519
4.916%, SOFRRATE + 2.240%, 07/28/2033 (B)	3,240	2,993
UBS
4.500%, 06/26/2048	2,335	2,056

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
UBS Group
5.699%, H15T1Y + 1.770%, 02/08/2035 (A)(B)	$2,590	$2,586
US Bancorp
5.850%, SOFRRATE + 2.090%, 10/21/2033 (B)	1,520	1,537
5.836%, SOFRRATE + 2.260%, 06/12/2034 (B)	1,510	1,522
5.678%, SOFRRATE + 1.860%, 01/23/2035 (B)	4,230	4,224
4.839%, SOFRRATE + 1.600%, 02/01/2034 (B)	2,895	2,728
Visa
4.300%, 12/14/2045	8,215	7,136
2.700%, 04/15/2040	715	519
2.000%, 08/15/2050	5,410	3,012
WEA Finance LLC
4.625%, 09/20/2048 (A)	2,000	1,436
Wells Fargo
7.950%, 11/15/2029	695	768
6.600%, 01/15/2038	9,765	10,641
6.491%, SOFRRATE + 2.060%, 10/23/2034 (B)	1,845	1,962
5.950%, 08/26/2036	5,460	5,601
5.950%, 12/15/2036	1,002	1,009
5.850%, 02/01/2037	9,377	9,544
5.606%, 01/15/2044	441	429
5.499%, SOFRRATE + 1.780%, 01/23/2035 (B)	7,200	7,138
5.389%, SOFRRATE + 2.020%, 04/24/2034 (B)	2,210	2,175
3.900%, 05/01/2045	3,324	2,669
3.068%, SOFRRATE + 2.530%, 04/30/2041 (B)	3,405	2,500
Wells Fargo MTN
5.557%, SOFRRATE + 1.990%, 07/25/2034 (B)	4,505	4,485
5.013%, TSFR3M + 4.502%, 04/04/2051 (B)	14,292	13,031
4.900%, 11/17/2045	1,715	1,512
4.750%, 12/07/2046	6,386	5,502
4.650%, 11/04/2044	2,545	2,185
4.611%, SOFRRATE + 2.130%, 04/25/2053 (B)	3,270	2,791
4.400%, 06/14/2046	5,890	4,806
3.350%, SOFRRATE + 1.500%, 03/02/2033 (B)	3,770	3,251
Western & Southern Life Insurance
3.750%, 04/28/2061 (A)	695	451
XL Group
5.250%, 12/15/2043	2,405	2,235

		667,870

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Health Care — 13.2%
Abbott Laboratories
5.300%, 05/27/2040	$1,520	$1,538
4.900%, 11/30/2046	7,348	6,921
4.750%, 11/30/2036	500	482
AbbVie
5.500%, 03/15/2064	3,770	3,706
5.400%, 03/15/2054	10,794	10,641
5.350%, 03/15/2044	805	793
5.050%, 03/15/2034	860	851
4.850%, 06/15/2044	225	208
4.750%, 03/15/2045	7,030	6,400
4.700%, 05/14/2045	4,199	3,787
4.400%, 11/06/2042	635	558
4.250%, 11/21/2049	20,591	17,105
4.050%, 11/21/2039	2,250	1,941
Advocate Health & Hospitals
4.272%, 08/15/2048	1,717	1,469
Aetna
4.125%, 11/15/2042	780	617
Alcon Finance
3.800%, 09/23/2049 (A)	1,070	802
Allina Health System
4.805%, 11/15/2045	1,666	1,489
3.887%, 04/15/2049	1,454	1,114
Amgen
5.750%, 03/02/2063	1,055	1,039
5.600%, 03/02/2043	855	847
4.875%, 03/01/2053	480	423
4.400%, 05/01/2045	165	139
Ascension Health
4.847%, 11/15/2053	520	486
3.945%, 11/15/2046	1,291	1,064
3.106%, 11/15/2039	3,240	2,487
AstraZeneca PLC
6.450%, 09/15/2037	4,349	4,823
4.375%, 11/16/2045	3,734	3,238
3.000%, 05/28/2051	1,873	1,259
Banner Health
2.907%, 01/01/2042	1,781	1,282
Baptist Health South Florida
4.342%, 11/15/2041	610	525
BayCare Health System
3.831%, 11/15/2050	1,000	785
Bayer US Finance II LLC
4.700%, 07/15/2064 (A)	2,130	1,565
4.625%, 06/25/2038 (A)	645	536
4.400%, 07/15/2044 (A)	1,585	1,221
3.950%, 04/15/2045 (A)	2,680	1,891
Baylor Scott & White Holdings
4.185%, 11/15/2045	2,500	2,131
Bon Secours Mercy Health
3.205%, 06/01/2050	1,100	749

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bristol-Myers Squibb
6.400%, 11/15/2063	$2,955	$3,223
6.250%, 11/15/2053	1,520	1,637
5.650%, 02/22/2064	1,155	1,129
5.550%, 02/22/2054	8,645	8,511
4.550%, 02/20/2048	1,614	1,386
4.250%, 10/26/2049	14,219	11,617
3.900%, 03/15/2062	1,910	1,376
3.700%, 03/15/2052	7,449	5,444
3.550%, 03/15/2042	5,570	4,331
2.350%, 11/13/2040	475	314
Carilion Clinic Obligated Group
3.147%, 07/01/2051	535	354
Children's Health Care
3.448%, 08/15/2049	815	585
Children's Hospital Medical Center
2.820%, 11/15/2050	1,180	745
Cigna Group
4.900%, 12/15/2048	1,385	1,218
4.800%, 08/15/2038	1,300	1,189
3.875%, 10/15/2047	1,200	908
City of Hope
5.623%, 11/15/2043	920	904
Cleveland Clinic Foundation
4.858%, 01/01/2114	1,223	1,064
CommonSpirit Health
4.187%, 10/01/2049	805	640
CVS Health
6.050%, 06/01/2054	1,110	1,088
5.875%, 06/01/2053	425	408
5.050%, 03/25/2048	5,989	5,163
4.780%, 03/25/2038	2,585	2,299
Danaher
2.800%, 12/10/2051	1,315	824
Elevance Health
6.100%, 10/15/2052	600	627
5.650%, 06/15/2054	2,206	2,175
Eli Lilly
5.100%, 02/09/2064	9,227	8,737
5.000%, 02/09/2054	6,205	5,889
4.950%, 02/27/2063	4,739	4,374
4.875%, 02/27/2053	3,705	3,439
3.950%, 03/15/2049	2,925	2,367
GE HealthCare Technologies
6.377%, 11/22/2052	430	466
Gilead Sciences
4.800%, 04/01/2044	750	674
4.500%, 02/01/2045	2,155	1,851
GlaxoSmithKline Capital
6.375%, 05/15/2038	5,519	6,094
HCA
5.250%, 06/15/2049	610	541

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Health Care Service, A Mutual Legal Reserve
3.200%, 06/01/2050 (A)	$3,435	$2,218
Hoag Memorial Hospital Presbyterian
3.803%, 07/15/2052	1,385	1,080
Humana
8.150%, 06/15/2038	1,510	1,793
5.750%, 04/15/2054	360	347
4.625%, 12/01/2042	505	426
Indiana University Health Obligated Group
3.970%, 11/01/2048	1,925	1,563
Johnson & Johnson
4.850%, 05/15/2041	7,402	7,200
3.750%, 03/03/2047	400	321
3.700%, 03/01/2046	245	196
3.625%, 03/03/2037	790	683
3.400%, 01/15/2038	3,600	3,002
2.100%, 09/01/2040	1,335	886
Kaiser Foundation Hospitals
4.150%, 05/01/2047	1,790	1,493
3.266%, 11/01/2049	2,275	1,612
2.810%, 06/01/2041	7,005	5,034
Mass General Brigham
3.765%, 07/01/2048	1,000	778
3.342%, 07/01/2060	1,015	682
3.192%, 07/01/2049	2,467	1,701
Medtronic
4.375%, 03/15/2035	2,330	2,178
Memorial Health Services
3.447%, 11/01/2049	2,910	2,128
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	235	225
4.125%, 07/01/2052	2,490	2,041
2.955%, 01/01/2050	780	519
Merck
5.000%, 05/17/2053	4,110	3,843
4.900%, 05/17/2044	2,700	2,518
4.150%, 05/18/2043	2,700	2,293
4.000%, 03/07/2049	550	441
3.900%, 03/07/2039	2,500	2,144
3.700%, 02/10/2045	8,935	6,995
2.900%, 12/10/2061	2,286	1,362
2.750%, 12/10/2051	1,325	823
2.350%, 06/24/2040	425	288
Merck Sharp & Dohme Corp
5.750%, 11/15/2036	1,200	1,275
MyMichigan Health
3.409%, 06/01/2050	2,220	1,582
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,705	1,410
4.063%, 08/01/2056	2,300	1,824
Northwell Healthcare
4.260%, 11/01/2047	700	561

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Novant Health
3.168%, 11/01/2051	$2,615	$1,738
Novartis Capital
4.400%, 05/06/2044	825	734
4.000%, 11/20/2045	3,050	2,544
NYU Langone Hospitals
5.750%, 07/01/2043	1,765	1,869
4.368%, 07/01/2047	1,715	1,506
3.380%, 07/01/2055	1,510	1,032
Orlando Health Obligated Group
3.327%, 10/01/2050	825	591
PeaceHealth Obligated Group
3.218%, 11/15/2050	3,615	2,359
Pfizer
4.400%, 05/15/2044	1,050	934
4.300%, 06/15/2043	3,860	3,317
4.200%, 09/15/2048	4,600	3,810
4.100%, 09/15/2038	1,900	1,671
4.000%, 12/15/2036	210	187
3.900%, 03/15/2039	2,100	1,783
2.550%, 05/28/2040	575	399
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	10,498	9,865
5.300%, 05/19/2053	19,666	18,801
5.110%, 05/19/2043	7,920	7,516
Pharmacia LLC
6.600%, 12/01/2028	1,045	1,107
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	1,520	1,146
Rady Children's Hospital-San Diego
3.154%, 08/15/2051	865	592
Revvity
3.625%, 03/15/2051	325	224
Roche Holdings
5.218%, 03/08/2054 (A)	2,770	2,699
2.607%, 12/13/2051 (A)	700	427
Sentara Healthcare
2.927%, 11/01/2051	805	527
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	1,750	1,489
Sharp HealthCare
2.680%, 08/01/2050	1,500	944
Stanford Health Care
3.795%, 11/15/2048	5,362	4,242
STERIS Irish FinCo UnLtd
3.750%, 03/15/2051	325	235
Thermo Fisher Scientific
2.800%, 10/15/2041	110	78
Trinity Health
4.125%, 12/01/2045	1,277	1,076
UnitedHealth Group
6.625%, 11/15/2037	1,080	1,194

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.500%, 06/15/2037	$1,280	$1,410
6.050%, 02/15/2063	1,625	1,705
5.950%, 02/15/2041	1,275	1,336
5.875%, 02/15/2053	3,641	3,769
5.800%, 03/15/2036	620	646
5.700%, 10/15/2040	450	461
5.500%, 04/15/2064	2,245	2,174
5.375%, 04/15/2054	6,150	5,965
4.750%, 07/15/2045	7,210	6,566
4.750%, 05/15/2052	7,780	6,887
4.450%, 12/15/2048	13,024	11,082
4.375%, 03/15/2042	30	26
4.250%, 04/15/2047	3,175	2,658
4.250%, 06/15/2048	7,070	5,835
4.200%, 01/15/2047	1,477	1,221
3.950%, 10/15/2042	7,225	5,979
3.750%, 10/15/2047	830	635
3.700%, 08/15/2049	1,726	1,299
3.500%, 08/15/2039	4,415	3,558
3.250%, 05/15/2051	5,445	3,730
3.050%, 05/15/2041	9,021	6,661
2.900%, 05/15/2050	1,780	1,151
West Virginia United Health System Obligated Group
3.129%, 06/01/2050	900	584
Willis-Knighton Medical Center
4.813%, 09/01/2048	1,790	1,561
Wyeth LLC
5.950%, 04/01/2037	15,914	16,706

		416,209

Industrials — 6.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.850%, 10/29/2041	1,195	933
3.300%, 01/30/2032	975	830
Air Canada Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (A)	270	263
Airbus
3.950%, 04/10/2047 (A)	2,500	2,055
American Airlines Pass-Through Trust, Ser 2016-2, Cl AA
3.200%, 06/15/2028	668	616
BAE Systems PLC
3.000%, 09/15/2050 (A)	5,021	3,252
Boeing
7.008%, 05/01/2064 (A)	690	696
6.858%, 05/01/2054 (A)	835	847
5.930%, 05/01/2060	890	785
5.805%, 05/01/2050	4,260	3,815
5.705%, 05/01/2040	2,040	1,874
3.750%, 02/01/2050	920	598

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Burlington Northern Santa Fe LLC
5.200%, 04/15/2054	$1,805	$1,717
5.150%, 09/01/2043	1,380	1,319
4.900%, 04/01/2044	9,301	8,579
4.550%, 09/01/2044	3,990	3,511
4.450%, 03/15/2043	560	489
4.450%, 01/15/2053	2,169	1,837
4.400%, 03/15/2042	2,825	2,473
4.375%, 09/01/2042	305	265
4.150%, 04/01/2045	9,315	7,727
4.050%, 06/15/2048	1,960	1,575
3.300%, 09/15/2051	4,705	3,257
3.050%, 02/15/2051	2,160	1,421
2.875%, 06/15/2052	4,390	2,757
Canadian National Railway
6.200%, 06/01/2036	5,110	5,510
4.500%, 11/07/2043	1,720	1,484
4.400%, 08/05/2052	2,796	2,391
Canadian Pacific Railway
6.125%, 09/15/2115	1,405	1,422
Caterpillar
4.750%, 05/15/2064	515	461
CSX
4.500%, 11/15/2052	1,970	1,682
Cummins
5.450%, 02/20/2054	2,249	2,204
2.600%, 09/01/2050	2,660	1,605
Deere
3.900%, 06/09/2042	800	669
2.875%, 09/07/2049	3,095	2,076
Emerson Electric
2.800%, 12/21/2051	4,551	2,861
General Dynamics
4.250%, 04/01/2040	2,600	2,288
4.250%, 04/01/2050	2,969	2,491
Georgia-Pacific LLC
8.875%, 05/15/2031	475	578
7.250%, 06/01/2028	330	355
Honeywell International
5.350%, 03/01/2064	2,125	2,065
5.250%, 03/01/2054	15,253	14,787
Lockheed Martin
5.900%, 11/15/2063	2,575	2,715
5.700%, 11/15/2054	1,115	1,145
5.200%, 02/15/2064	3,680	3,467
4.700%, 05/15/2046	550	497
4.300%, 06/15/2062	2,676	2,158
4.090%, 09/15/2052	7,457	5,981
4.070%, 12/15/2042	7,276	6,122
2.800%, 06/15/2050	1,185	755
Nature Conservancy
3.957%, 03/01/2052	1,065	860

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Norfolk Southern
5.100%, 08/01/2118	$1,600	$1,342
4.837%, 10/01/2041	4,500	4,108
3.700%, 03/15/2053	500	361
PACCAR Financial MTN
5.000%, 03/22/2034	2,497	2,476
Rockwell Automation
4.200%, 03/01/2049	740	614
RTX
6.125%, 07/15/2038	295	308
4.625%, 11/16/2048	1,315	1,131
4.500%, 06/01/2042	5,472	4,757
3.750%, 11/01/2046	2,039	1,532
2.820%, 09/01/2051	150	92
Siemens Financieringsmaatschappij
2.875%, 03/11/2041 (A)	3,390	2,482
Smurfit Kappa Treasury ULC
5.777%, 04/03/2054 (A)	1,105	1,085
Snap-on
4.100%, 03/01/2048	4,686	3,826
TTX
4.600%, 02/01/2049 (A)	2,842	2,473
Union Pacific
4.950%, 05/15/2053	205	191
3.875%, 02/01/2055	2,210	1,677
3.839%, 03/20/2060	17,709	12,960
3.500%, 02/14/2053	7,815	5,609
3.375%, 02/14/2042	830	639
2.973%, 09/16/2062	2,920	1,732
2.950%, 03/10/2052	14,537	9,364
Union Pacific MTN
3.550%, 08/15/2039	930	754
United Airlines Pass-Through Trust, Ser 2023-1, Cl A
5.800%, 01/15/2036	1,100	1,104
United Parcel Service
7.620%, 04/01/2030 (C)	710	797
6.200%, 01/15/2038	4,172	4,526
5.500%, 05/22/2054	1,330	1,317
5.200%, 04/01/2040	725	709
5.050%, 03/03/2053	6,849	6,392
3.625%, 10/01/2042	1,285	1,017
Waste Connections
2.950%, 01/15/2052	500	319
WW Grainger
4.600%, 06/15/2045	1,328	1,188

		199,002

Information Technology — 7.4%
Analog Devices
2.950%, 10/01/2051	6,577	4,293
2.800%, 10/01/2041	3,860	2,723

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Apple
4.650%, 02/23/2046	$9,580	$8,833
4.375%, 05/13/2045	11,858	10,575
3.850%, 05/04/2043	3,515	2,943
3.850%, 08/04/2046	13,435	10,900
3.750%, 09/12/2047	7,135	5,671
3.750%, 11/13/2047	175	139
3.450%, 02/09/2045	10,305	8,014
2.850%, 08/05/2061	6,070	3,729
2.800%, 02/08/2061	1,390	846
2.700%, 08/05/2051	2,550	1,610
2.650%, 05/11/2050	1,440	912
2.650%, 02/08/2051	13,890	8,735
2.375%, 02/08/2041	1,510	1,039
Applied Materials
4.350%, 04/01/2047	1,481	1,298
Broadcom
4.926%, 05/15/2037 (A)	2,080	1,936
Cisco Systems
5.900%, 02/15/2039	3,985	4,229
5.500%, 01/15/2040	2,094	2,130
5.350%, 02/26/2064	5,970	5,812
5.300%, 02/26/2054	10,497	10,298
Foundry JV Holdco LLC
6.400%, 01/25/2038 (A)	1,488	1,527
IBM International Capital Pte
5.300%, 02/05/2054	3,310	3,089
5.250%, 02/05/2044	5,975	5,628
Intel
5.700%, 02/10/2053	6,435	6,296
5.625%, 02/10/2043	375	373
5.600%, 02/21/2054	205	198
4.900%, 08/05/2052	8,315	7,309
4.750%, 03/25/2050	3,705	3,180
4.600%, 03/25/2040	2,270	2,048
4.100%, 05/11/2047	1,786	1,425
3.734%, 12/08/2047	16,834	12,451
3.250%, 11/15/2049	2,980	1,985
International Business Machines
4.900%, 07/27/2052	435	388
4.250%, 05/15/2049	3,725	3,008
4.150%, 05/15/2039	530	453
4.000%, 06/20/2042	1,740	1,413
Intuit
5.500%, 09/15/2053	5,095	5,083
KLA
4.950%, 07/15/2052	7,582	7,044
Lam Research
2.875%, 06/15/2050	3,198	2,090
Microsoft
3.450%, 08/08/2036	4,460	3,863
3.041%, 03/17/2062	15,563	10,153
2.921%, 03/17/2052	14,329	9,662

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.675%, 06/01/2060	$2,385	$1,441
2.525%, 06/01/2050	17,877	11,225
2.500%, 09/15/2050 (A)	4,255	2,629
NVIDIA
3.500%, 04/01/2040	2,835	2,344
Oracle
4.125%, 05/15/2045	750	590
4.000%, 07/15/2046	4,115	3,148
3.800%, 11/15/2037	4,215	3,466
3.600%, 04/01/2040	4,128	3,180
QUALCOMM
4.300%, 05/20/2047	3,270	2,799
Salesforce
3.050%, 07/15/2061	1,320	812
2.900%, 07/15/2051	4,220	2,708
2.700%, 07/15/2041	2,150	1,501
Texas Instruments
5.150%, 02/08/2054	2,790	2,662
5.050%, 05/18/2063	6,885	6,417
5.000%, 03/14/2053	1,640	1,532
4.150%, 05/15/2048	2,335	1,935

		233,720

Materials — 1.4%
Air Products and Chemicals
4.850%, 02/08/2034	4,425	4,313
Anglo American Capital PLC
6.000%, 04/05/2054 (A)	1,575	1,574
5.750%, 04/05/2034 (A)	275	274
4.750%, 03/16/2052 (A)	3,730	3,152
3.950%, 09/10/2050 (A)	540	402
Barrick North America Finance LLC
5.750%, 05/01/2043	2,650	2,666
Barrick PD Australia Finance Pty
5.950%, 10/15/2039	1,245	1,257
BHP Billiton Finance USA
6.420%, 03/01/2026	1,320	1,343
5.500%, 09/08/2053	1,020	1,007
5.250%, 09/08/2033	4,635	4,609
5.000%, 09/30/2043	4,200	3,912
Ecolab
2.750%, 08/18/2055	2,757	1,665
2.700%, 12/15/2051	3,255	2,019
Freeport-McMoRan
5.450%, 03/15/2043	900	847
International Flavors & Fragrances
5.000%, 09/26/2048	2,280	1,936
3.468%, 12/01/2050 (A)	7,115	4,663
3.268%, 11/15/2040 (A)	1,150	815
LYB International Finance III LLC
4.200%, 05/01/2050	535	410
Newmont
5.350%, 03/15/2034 (A)	620	616

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Packaging Corp of America
3.050%, 10/01/2051	$440	$287
Rio Tinto Finance USA
5.200%, 11/02/2040	2,502	2,435
2.750%, 11/02/2051	5,135	3,188
Rio Tinto Finance USA PLC
5.125%, 03/09/2053	210	197
Sherwin-Williams
2.900%, 03/15/2052	250	157

		43,744

Real Estate — 1.4%
Alexandria Real Estate Equities
4.850%, 04/15/2049	210	178
3.550%, 03/15/2052	730	490
2.950%, 03/15/2034	225	181
American Homes 4 Rent LP
4.300%, 04/15/2052	1,445	1,110
3.375%, 07/15/2051	300	194
American Tower
3.700%, 10/15/2049	1,000	723
AvalonBay Communities
5.350%, 06/01/2034	1,450	1,440
Crown Castle
4.150%, 07/01/2050	500	389
ERP Operating LP
4.500%, 06/01/2045	900	754
Essex Portfolio LP
2.650%, 09/01/2050	1,500	847
GLP Capital LP / GLP Financing II
6.750%, 12/01/2033	1,150	1,194
Invitation Homes Operating Partnership LP
5.500%, 08/15/2033	1,000	987
4.150%, 04/15/2032	80	73
2.700%, 01/15/2034	460	361
Kilroy Realty LP
2.650%, 11/15/2033	455	333
Kimco Realty OP LLC
3.700%, 10/01/2049	1,535	1,096
Nationwide Health Properties MTN
6.900%, 10/01/2037	1,600	1,676
NNN REIT
3.000%, 04/15/2052	990	613
Prologis LP
5.250%, 06/15/2053	4,567	4,311
5.250%, 03/15/2054	1,175	1,101
3.000%, 04/15/2050	70	45
2.125%, 10/15/2050	5,377	2,887
Regency Centers LP
5.250%, 01/15/2034	1,920	1,868
4.650%, 03/15/2049	1,376	1,150
4.400%, 02/01/2047	1,015	824

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Scentre Group Trust 2
5.125%, H15T5Y + 4.685%, 09/24/2080 (A)(B)	$2,140	$1,957
4.750%, H15T5Y + 4.379%, 09/24/2080 (A)(B)	1,250	1,197
Simon Property Group LP
6.750%, 02/01/2040	2,365	2,578
6.650%, 01/15/2054	1,700	1,878
5.850%, 03/08/2053	4,844	4,815
4.250%, 11/30/2046	3,455	2,808
3.800%, 07/15/2050	1,400	1,033
3.250%, 09/13/2049	2,330	1,567
VICI Properties LP
5.625%, 05/15/2052	1,570	1,404
Weyerhaeuser
4.000%, 03/09/2052	1,020	779

		44,841

Utilities — 16.0%
AEP Transmission LLC
5.400%, 03/15/2053	1,350	1,291
4.000%, 12/01/2046	4,373	3,473
3.800%, 06/15/2049	1,945	1,439
3.650%, 04/01/2050	2,180	1,587
3.150%, 09/15/2049	1,760	1,158
2.750%, 08/15/2051	405	244
Alabama Power
5.200%, 06/01/2041	155	144
4.300%, 07/15/2048	1,420	1,167
3.850%, 12/01/2042	7,684	6,142
3.700%, 12/01/2047	1,350	1,023
Ameren Illinois
5.900%, 12/01/2052	1,032	1,069
3.700%, 12/01/2047	4,575	3,461
3.250%, 03/15/2050	55	38
2.900%, 06/15/2051	3,724	2,352
American Transmission Systems
5.000%, 09/01/2044 (A)	600	537
American Water Capital
3.750%, 09/01/2047	1,000	758
Appalachian Power
6.700%, 08/15/2037	50	53
5.800%, 10/01/2035	125	122
4.500%, 03/01/2049	700	554
Arizona Public Service
5.050%, 09/01/2041	50	46
4.500%, 04/01/2042	312	264
4.350%, 11/15/2045	1,735	1,411
4.250%, 03/01/2049	450	351
4.200%, 08/15/2048	1,200	932
3.350%, 05/15/2050	550	367
Atmos Energy
4.125%, 10/15/2044	2,805	2,331

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Avista
4.000%, 04/01/2052	$550	$410
Baltimore Gas and Electric
5.400%, 06/01/2053	1,926	1,845
4.550%, 06/01/2052	594	500
3.500%, 08/15/2046	4,995	3,648
2.900%, 06/15/2050	1,145	714
Berkshire Hathaway Energy
4.600%, 05/01/2053	1,320	1,094
4.450%, 01/15/2049	3,685	3,017
4.250%, 10/15/2050	5,150	4,026
3.800%, 07/15/2048	11,790	8,652
Black Hills
4.200%, 09/15/2046	1,135	866
Boston Gas
6.119%, 07/20/2053 (A)	875	864
4.487%, 02/15/2042 (A)	250	203
CenterPoint Energy Houston Electric LLC
5.150%, 03/01/2034	965	951
4.500%, 04/01/2044	500	433
4.250%, 02/01/2049	1,760	1,443
3.950%, 03/01/2048	500	392
3.600%, 03/01/2052	895	646
2.900%, 07/01/2050	960	614
Commonwealth Edison
5.300%, 02/01/2053	1,940	1,830
4.700%, 01/15/2044	5,213	4,636
4.600%, 08/15/2043	2,070	1,812
4.000%, 03/01/2048	3,275	2,548
4.000%, 03/01/2049	1,240	958
3.850%, 03/15/2052	1,170	872
3.750%, 08/15/2047	2,755	2,075
3.700%, 03/01/2045	6,565	5,019
3.125%, 03/15/2051	3,910	2,553
Connecticut Light and Power
5.250%, 01/15/2053	595	568
4.150%, 06/01/2045	3,055	2,522
4.000%, 04/01/2048	2,717	2,154
Consolidated Edison of New York
6.750%, 04/01/2038	1,915	2,116
6.200%, 06/15/2036	65	69
6.150%, 11/15/2052	2,610	2,764
5.900%, 11/15/2053	3,945	4,050
5.700%, 06/15/2040	40	40
4.500%, 05/15/2058	930	757
3.950%, 03/01/2043	6,246	4,987
3.950%, 04/01/2050	2,810	2,194
3.875%, 06/15/2047	5,872	4,538
3.850%, 06/15/2046	3,427	2,638
3.700%, 11/15/2059	850	588
3.000%, 12/01/2060	1,700	1,006
Consumers Energy
4.350%, 04/15/2049	5,928	5,030

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.200%, 09/01/2052	$790	$642
3.500%, 08/01/2051	1,280	967
2.500%, 05/01/2060	438	247
Dominion Energy
5.250%, 08/01/2033	20	20
4.600%, 03/15/2049	1,754	1,454
Dominion Energy South Carolina
5.100%, 06/01/2065	1,275	1,139
DTE Electric
5.400%, 04/01/2053	2,145	2,095
3.950%, 06/15/2042	80	64
3.700%, 03/15/2045	4,415	3,421
Duke Energy Carolinas LLC
6.450%, 10/15/2032	110	118
6.050%, 04/15/2038	2,285	2,378
6.000%, 01/15/2038	2,166	2,246
5.400%, 01/15/2054	2,665	2,561
5.350%, 01/15/2053	1,982	1,888
5.300%, 02/15/2040	6,490	6,317
4.250%, 12/15/2041	6,715	5,626
4.000%, 09/30/2042	13,840	11,177
3.875%, 03/15/2046	915	705
Duke Energy Florida LLC
6.400%, 06/15/2038	2,485	2,646
6.200%, 11/15/2053	1,332	1,419
5.950%, 11/15/2052	2,806	2,875
4.200%, 07/15/2048	2,000	1,610
3.400%, 10/01/2046	2,090	1,481
Duke Energy Indiana LLC
6.450%, 04/01/2039	4,275	4,587
6.350%, 08/15/2038	1,610	1,711
4.900%, 07/15/2043	900	812
3.750%, 05/15/2046	750	570
3.250%, 10/01/2049	4,695	3,157
2.750%, 04/01/2050	1,885	1,139
Duke Energy Ohio
4.300%, 02/01/2049	700	560
Duke Energy Progress LLC
4.375%, 03/30/2044	2,880	2,406
4.200%, 08/15/2045	3,610	2,923
4.150%, 12/01/2044	975	788
4.100%, 03/15/2043	860	701
3.600%, 09/15/2047	1,850	1,347
East Ohio Gas
3.000%, 06/15/2050 (A)	1,450	884
Elm Road Generating Station Supercritical LLC
5.848%, 01/19/2041 (A)	1,000	961
Entergy Arkansas LLC
4.200%, 04/01/2049	1,705	1,362
3.350%, 06/15/2052	2,830	1,906
Entergy Louisiana LLC
5.700%, 03/15/2054	2,910	2,866

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.200%, 09/01/2048	$1,030	$815
4.200%, 04/01/2050	1,445	1,140
3.100%, 06/15/2041	3,485	2,516
2.900%, 03/15/2051	5,200	3,153
Entergy Texas
3.550%, 09/30/2049	1,475	1,041
Essential Utilities
5.300%, 05/01/2052	900	820
4.276%, 05/01/2049	2,620	2,059
Evergy Kansas Central
5.700%, 03/15/2053	500	489
3.450%, 04/15/2050	2,960	2,028
Evergy Metro
5.300%, 10/01/2041	150	142
4.200%, 06/15/2047	500	399
4.200%, 03/15/2048	1,000	796
Exelon
4.950%, 06/15/2035	1,465	1,363
FirstEnergy Pennsylvania Electric
6.150%, 10/01/2038	100	102
FirstEnergy Transmission LLC
4.550%, 04/01/2049 (A)	350	286
Florida Power & Light
5.960%, 04/01/2039	1,055	1,113
5.690%, 03/01/2040	7,803	8,000
5.650%, 02/01/2037	1,000	1,016
5.600%, 06/15/2054	500	503
5.300%, 06/15/2034	1,005	1,008
4.800%, 05/15/2033	2,020	1,961
4.550%, 10/01/2044	700	588
4.050%, 06/01/2042	2,400	2,007
4.050%, 10/01/2044	2,065	1,696
3.950%, 03/01/2048	3,030	2,391
3.800%, 12/15/2042	3,565	2,861
3.700%, 12/01/2047	2,186	1,657
Georgia Power
4.300%, 03/15/2042	6,505	5,560
Idaho Power MTN
4.200%, 03/01/2048	1,675	1,306
Indiana Michigan Power
5.625%, 04/01/2053	755	737
4.550%, 03/15/2046	780	654
4.250%, 08/15/2048	1,120	888
Indianapolis Power & Light
4.650%, 06/01/2043 (A)	1,750	1,444
International Transmission
4.625%, 08/15/2043	2,525	2,133
Jersey Central Power & Light
6.150%, 06/01/2037	775	788
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	3,983	3,670
Kentucky Utilities
3.300%, 06/01/2050	710	481

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
KeySpan Gas East
5.819%, 04/01/2041 (A)	$2,117	$2,017
MidAmerican Energy
5.850%, 09/15/2054	550	563
4.800%, 09/15/2043	5,260	4,748
4.400%, 10/15/2044	2,290	1,926
4.250%, 05/01/2046	1,675	1,382
4.250%, 07/15/2049	1,656	1,358
3.950%, 08/01/2047	610	477
3.650%, 08/01/2048	3,155	2,348
3.150%, 04/15/2050	2,025	1,348
MidAmerican Energy MTN
5.800%, 10/15/2036	635	651
5.750%, 11/01/2035	640	656
Monongahela Power
5.850%, 02/15/2034 (A)	1,390	1,408
Narragansett Electric
4.170%, 12/10/2042 (A)	1,000	786
National Rural Utilities Cooperative Finance
4.400%, 11/01/2048	2,335	1,933
4.300%, 03/15/2049	3,643	2,997
Nevada Power
6.000%, 03/15/2054	3,375	3,430
5.900%, 05/01/2053	1,205	1,213
Niagara Mohawk Power
5.664%, 01/17/2054 (A)	1,446	1,387
4.278%, 10/01/2034 (A)	2,303	2,032
4.119%, 11/28/2042 (A)	2,000	1,585
3.025%, 06/27/2050 (A)	500	309
NiSource
5.800%, 02/01/2042	900	861
Northern States Power
6.250%, 06/01/2036	3,755	4,009
6.200%, 07/01/2037	6,425	6,845
5.650%, 06/15/2054	2,000	1,993
5.100%, 05/15/2053	725	672
4.500%, 06/01/2052	1,485	1,254
3.600%, 05/15/2046	500	371
3.400%, 08/15/2042	214	162
3.200%, 04/01/2052	910	604
NSTAR Electric
4.950%, 09/15/2052	2,409	2,164
4.550%, 06/01/2052	765	643
3.100%, 06/01/2051	2,625	1,721
Oglethorpe Power
6.200%, 12/01/2053	610	622
5.375%, 11/01/2040	1,905	1,783
5.250%, 09/01/2050	1,950	1,754
4.500%, 04/01/2047	1,270	1,027
4.250%, 04/01/2046	1,155	885
4.200%, 12/01/2042	2,565	1,996
Ohio Edison
8.250%, 10/15/2038	655	801

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Oklahoma Gas and Electric
5.600%, 04/01/2053	$1,155	$1,129
Oncor Electric Delivery LLC
5.350%, 10/01/2052	896	859
5.300%, 06/01/2042	479	464
5.250%, 09/30/2040	4,946	4,772
4.950%, 09/15/2052	2,458	2,233
4.550%, 12/01/2041	3,890	3,459
4.100%, 11/15/2048	750	604
3.800%, 06/01/2049	4,650	3,531
3.700%, 05/15/2050	1,595	1,180
3.100%, 09/15/2049	80	53
2.700%, 11/15/2051	2,185	1,305
Pacific Gas and Electric
6.750%, 01/15/2053	3,515	3,714
5.250%, 03/01/2052	100	86
4.950%, 07/01/2050	1,965	1,640
4.500%, 07/01/2040	2,070	1,716
4.450%, 04/15/2042	1,465	1,177
4.200%, 06/01/2041	505	398
3.500%, 08/01/2050	185	122
PacifiCorp
6.250%, 10/15/2037	3,760	3,871
6.000%, 01/15/2039	5,055	5,126
5.800%, 01/15/2055	2,715	2,585
5.500%, 05/15/2054	3,899	3,569
5.350%, 12/01/2053	1,900	1,702
4.100%, 02/01/2042	2,055	1,606
3.300%, 03/15/2051	820	525
2.900%, 06/15/2052	1,900	1,105
PECO Energy
4.800%, 10/15/2043	1,505	1,337
4.600%, 05/15/2052	1,435	1,244
3.050%, 03/15/2051	1,919	1,255
Piedmont Natural Gas
4.650%, 08/01/2043	500	429
3.640%, 11/01/2046	1,300	928
Potomac Electric Power
5.500%, 03/15/2054	1,463	1,444
PPL Electric Utilities
5.250%, 05/15/2053	505	482
4.750%, 07/15/2043	2,820	2,554
4.125%, 06/15/2044	3,925	3,261
3.950%, 06/01/2047	3,000	2,367
Public Service Electric and Gas MTN
5.500%, 03/01/2040	1,900	1,894
5.125%, 03/15/2053	885	834
4.150%, 11/01/2045	2,106	1,696
4.050%, 05/01/2048	2,801	2,260
4.000%, 06/01/2044	945	750
3.650%, 09/01/2042	1,340	1,046
3.600%, 12/01/2047	3,920	2,922
3.200%, 08/01/2049	3,320	2,290

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Public Service of Colorado
6.500%, 08/01/2038	$40	$43
6.250%, 09/01/2037	1,290	1,347
5.750%, 05/15/2054	1,275	1,267
4.750%, 08/15/2041	40	35
4.500%, 06/01/2052	3,370	2,755
4.300%, 03/15/2044	1,505	1,223
4.100%, 06/15/2048	475	362
4.050%, 09/15/2049	1,550	1,183
3.950%, 03/15/2043	3,760	2,886
3.200%, 03/01/2050	1,240	819
Public Service of New Hampshire
5.150%, 01/15/2053	425	396
3.600%, 07/01/2049	1,725	1,267
Puget Sound Energy
5.795%, 03/15/2040	130	130
4.223%, 06/15/2048	2,470	1,963
2.893%, 09/15/2051	2,315	1,429
San Diego Gas & Electric
6.000%, 06/01/2026	340	345
4.100%, 06/15/2049	1,340	1,051
3.750%, 06/01/2047	2,380	1,789
3.320%, 04/15/2050	4,699	3,180
Sempra
3.800%, 02/01/2038	850	695
Southern California Edison
5.950%, 02/01/2038	280	283
4.650%, 10/01/2043	2,480	2,141
4.125%, 03/01/2048	4,830	3,774
4.050%, 03/15/2042	5,355	4,256
4.000%, 04/01/2047	2,730	2,095
Southern California Gas
5.750%, 06/01/2053	1,615	1,597
5.600%, 04/01/2054	1,340	1,308
4.300%, 01/15/2049	1,290	1,033
4.125%, 06/01/2048	2,865	2,244
3.750%, 09/15/2042	1,845	1,432
Southern Gas Capital
5.875%, 03/15/2041	100	100
4.400%, 06/01/2043	825	678
4.400%, 05/30/2047	50	41
3.950%, 10/01/2046	800	601
Southwest Gas
3.180%, 08/15/2051	1,065	667
Southwestern Electric Power
6.200%, 03/15/2040	1,204	1,247
3.850%, 02/01/2048	3,860	2,759
3.250%, 11/01/2051	1,100	701
Southwestern Public Service
5.150%, 06/01/2052	440	370
4.500%, 08/15/2041	8,995	7,512
3.700%, 08/15/2047	1,770	1,244

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tampa Electric
4.350%, 05/15/2044	$1,225	$1,016
3.625%, 06/15/2050	1,739	1,236
3.450%, 03/15/2051	850	579
Tucson Electric Power
4.850%, 12/01/2048	1,900	1,648
4.000%, 06/15/2050	250	188
3.250%, 05/01/2051	1,700	1,110
Union Electric
5.450%, 03/15/2053	2,185	2,103
Virginia Electric and Power
8.875%, 11/15/2038	1,982	2,576
6.350%, 11/30/2037	2,540	2,677
5.450%, 04/01/2053	3,410	3,268
5.000%, 01/15/2034	1,390	1,344
4.650%, 08/15/2043	6,145	5,389
4.600%, 12/01/2048	3,845	3,264
4.450%, 02/15/2044	7,500	6,387
4.000%, 01/15/2043	300	241
4.000%, 11/15/2046	2,478	1,939
2.950%, 11/15/2051	400	250
2.450%, 12/15/2050	540	304
Wisconsin Electric Power
3.650%, 12/15/2042	2,310	1,736
Wisconsin Power & Light
4.100%, 10/15/2044	325	254
3.650%, 04/01/2050	360	257
Wisconsin Public Service
2.850%, 12/01/2051	1,000	620
Xcel Energy
4.800%, 09/15/2041	1,907	1,643

		504,865

Total Corporate Obligations
(Cost $3,178,330) ($ Thousands)		2,751,216

U.S. TREASURY OBLIGATIONS — 6.6%
U.S. Treasury Bills
5.286%, 07/05/2024 (D)	11,790	11,735
U.S. Treasury Bonds
4.625%, 05/15/2044	9,990	9,881
4.625%, 05/15/2054	21,200	21,173
4.500%, 02/15/2044	60,400	58,616
4.250%, 02/15/2054 (E)	49,740	46,655
3.250%, 05/15/2042 (E)	42,355	34,839
U.S. Treasury Notes
4.375%, 05/15/2034	18,895	18,727

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.000%, 02/15/2034	$5,198	$4,997

Total U.S. Treasury Obligations
(Cost $206,758) ($ Thousands)		206,623

MUNICIPAL BONDS — 4.1%
Alabama — 0.0%
Alabama State, Federal Aid Highway Finance Authority, Ser B, RB
2.650%, 09/01/2037	1,075	826

California — 1.8%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	3,795	4,079
California State University, RB
5.183%, 11/01/2053	2,225	2,147
5.060%, 11/01/2036	440	431
California State University, Ser B, RB
3.899%, 11/01/2047	2,375	1,941
2.719%, 11/01/2052	890	581
California State, Build America Project, GO
7.625%, 03/01/2040	2,510	2,992
7.600%, 11/01/2040	385	464
7.550%, 04/01/2039	1,535	1,834
7.500%, 04/01/2034	6,220	7,150
7.300%, 10/01/2039	12,770	14,692
California State, GO
5.875%, 10/01/2041	1,745	1,817
California State, Health Facilities Financing Authority, RB
4.353%, 06/01/2041	1,975	1,775
California State, Health Facilities Financing Authority, Ser 2021A, RB
3.000%, 08/15/2051	390	300
East Bay, Municipal Utility District Water System Revenue, Build America Project, Sub-Ser, RB
5.874%, 06/01/2040	1,255	1,295
Los Angeles County, Metropolitan Transportation Authority, Build America Project, RB
5.735%, 06/01/2039	960	971
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,025	1,168
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	500	565
Los Angeles, Department of Airports, RB
3.887%, 05/15/2038	1,430	1,268

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Regents of the University of California Medical Center, RB
4.563%, 05/15/2053	$2,395	$2,098
Regents of the University of California Medical Center, Ser N, RB
3.256%, 05/15/2060	1,975	1,297
3.006%, 05/15/2050	2,005	1,336
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,000	1,050
San Francisco Bay Area, Rapid Transit District, GO
3.000%, 08/01/2049	665	512
San Francisco, Public Utilities Commission, Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	3,005	3,142
University of California, Ser AP, RB
3.931%, 05/15/2045	950	860
University of California, Ser AQ, RB
4.767%, 05/15/2115	1,076	915
University of California, Ser J, RB
4.131%, 05/15/2045	1,000	899

		57,579

District of Columbia — 0.0%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	530	465

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, Ser 2010A, RB
7.055%, 04/01/2057	834	934
6.637%, 04/01/2057	133	149

		1,083

Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, Build America Project, GO
5.720%, 12/01/2038	3,205	3,248

Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	2,890	2,779

Massachusetts — 0.2%
Massachusetts State, Build America Project, GO
5.456%, 12/01/2039	3,085	3,085

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Educational Financing Authority, Ser A, RB
3.105%, 07/01/2030	$1,695	$1,512
Massachusetts State, School Building Authority, Sub-Ser B, RB
3.395%, 10/15/2040	1,000	817

		5,414

Michigan — 0.1%
University of Michigan, Ser C, RB
3.599%, 04/01/2047	2,525	2,101

Missouri — 0.0%
Missouri State, Health & Educational Facilities Authority, Ser A, RB
3.685%, 02/15/2047	675	531

New Jersey — 0.1%
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	2,460	2,784
New Jersey State, Turnpike Authority, Ser F, RB
3.729%, 01/01/2036	1,000	874

		3,658

New York — 0.8%
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	245	229
New York & New Jersey, Port Authority, Ser 174, RB
4.458%, 10/01/2062	3,160	2,758
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	465	442
New York City, Build America Project, GO
5.985%, 12/01/2036	1,340	1,387
5.968%, 03/01/2036	570	592
New York City, Municipal Water Finance Authority, Build America Project, RB
6.011%, 06/15/2042	750	774
5.882%, 06/15/2044	500	505
5.724%, 06/15/2042	4,720	4,724
5.440%, 06/15/2043	3,000	2,887
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, RB
5.767%, 08/01/2036	3,635	3,700
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, Sub-Ser, RB
5.572%, 11/01/2038	2,475	2,489
5.508%, 08/01/2037	1,890	1,889

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Build America Project, RB
5.628%, 03/15/2039	$1,385	$1,395
New York State, Urban Development, Build America Project, RB
5.770%, 03/15/2039	1,760	1,779
New York State, Urban Development, Ser B, RB
2.590%, 03/15/2035 (F)	810	660

		26,210

Ohio — 0.1%
JobsOhio Beverage System, Ser A, RB
2.833%, 01/01/2038	460	368
Ohio State University, Build America Project, RB
4.910%, 06/01/2040	2,265	2,170
Ohio State, Hospital Facilities Revenue Authority, Cleveland Clinic, RB
3.700%, 01/01/2043	970	820

		3,358

Texas — 0.7%
Dallas County, Hospital District, Build America Project, Ser C, GO
5.621%, 08/15/2044	2,250	2,250
Dallas Fort Worth, International Airport, Ser A, RB
2.994%, 11/01/2038	4,520	3,735
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	325	319
Houston, GO
3.961%, 03/01/2047	1,500	1,267
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	2,220	2,501
San Antonio, Electric & Gas Systems Revenue, Build America Project, RB
5.808%, 02/01/2041	2,800	2,824
Texas State, Build America Project, GO
5.517%, 04/01/2039	3,925	3,996
University of Texas, Board of Regents, Ser B, RB
2.439%, 08/15/2049	2,220	1,360
University of Texas, Permanent University Fund, Build America Project, RB
5.262%, 07/01/2039	4,540	4,481

		22,733

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Long Duration Credit Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virginia — 0.0%
Virginia Commonwealth University, Health System Authority, Ser A, RB
4.956%, 01/01/2044	$475	$447

Total Municipal Bonds
(Cost $152,737) ($ Thousands)		130,432

SOVEREIGN DEBT — 1.1%

Chile Government International Bond
5.330%, 01/05/2054	4,255	3,975
3.860%, 06/21/2047	345	265
3.500%, 01/25/2050	1,630	1,156
3.100%, 05/07/2041	6,815	4,930
3.100%, 01/22/2061	535	325
Israel Government International Bond
5.750%, 03/12/2054	7,905	7,143
4.125%, 01/17/2048	1,320	969
3.875%, 07/03/2050	3,595	2,503
Republic of Poland Government International Bond
5.500%, 03/18/2054	6,190	5,934
Saudi Government International Bond
5.750%, 01/16/2054(A)	7,430	7,158

Total Sovereign Debt
(Cost $38,301) ($ Thousands)		34,358

	Shares
CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Institutional Class
5.170%**†	19,963,441	19,963
Total Cash Equivalent
(Cost $19,963) ($ Thousands)		19,963
Total Investments in Securities — 99.5%
(Cost $3,596,089) ($ Thousands)		$3,142,592

A list of the open futures contracts held by the Fund at May 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	136	Sep-2024	$27,716	$27,704	$(12)
U.S. 5-Year Treasury Note	1,788	Sep-2024	189,687	189,164	(523)
U.S. Ultra Long Treasury Bond	610	Sep-2024	75,468	74,687	(781)
Ultra 10-Year U.S. Treasury Note	331	Sep-2024	37,234	37,082	(152)
			330,105	328,637	(1,468)
Short Contracts
U.S. Long Treasury Bond	(74)	Sep-2024	$(8,640)	$(8,588)	$52

SEI Institutional Investments Trust

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Ultra 10-Year U.S. Treasury Note	(683)	Sep-2024	$(76,778)	$(76,517)	$261
			(85,418)	(85,105)	313
			$244,687	$243,532	$(1,155)

A list of the open centrally cleared swap contracts held by the Fund at May 31, 2024, is as follows:

Interest Rate Swap
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3.52% FIXED	SOFRRATE	Annually	12/20/2053	USD	2,882	$190	$–	$190

Percentages are based on Net Assets of $3,159,355 ($ Thousands).
**	The rate reported is the 7-day effective yield as of May 31, 2024.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2024, the value of these securities amounted to $181,456 ($ Thousands), representing 5.7% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Interest rate represents the security's effective yield at the time of purchase.
(E)	Security, or a portion thereof, has been pledged as collateral on open futures contracts. The total market value of such securities as of May 31, 2024 was $5,371 ($ Thousands).
(F)	Security is escrowed to maturity.

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	2,751,216	–	2,751,216
U.S. Treasury Obligations	–	206,623	–	206,623
Municipal Bonds	–	130,432	–	130,432
Sovereign Debt	–	34,358	–	34,358
Cash Equivalent	19,963	–	–	19,963
Total Investments in Securities	19,963	3,122,629	–	3,142,592

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	313	–	–	313
Unrealized Depreciation	(1,468)	–	–	(1,468)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	190	–	190
Total Other Financial Instruments	(1,155)	190	–	(965)

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$19,279	$1,286,763	$(1,286,079)	$—	$—	$19,963	$1,244	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 36.1%
Automotive — 22.2%

Ally Auto Receivables Trust, Ser 2023-1, Cl A2
5.760%, 11/15/2026	$826	$826
American Credit Acceptance Receivables Trust, Ser 2023-1, Cl A
5.450%, 09/14/2026 (A)	26	26
American Credit Acceptance Receivables Trust, Ser 2023-2, Cl A
5.890%, 10/13/2026 (A)	49	49
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl A
6.000%, 03/12/2027 (A)	165	165
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl C
1.480%, 02/18/2026	830	823
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl D
1.490%, 09/18/2026	1,265	1,225
AmeriCredit Automobile Receivables Trust, Ser 2021-2, Cl C
1.010%, 01/19/2027	1,034	982
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/2028	984	976
AmeriCredit Automobile Receivables Trust, Ser 2023-2, Cl A2
6.190%, 04/19/2027	1,380	1,382
ARI Fleet Lease Trust, Ser 2021-A, Cl A3
0.680%, 03/15/2030 (A)	561	552
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/2032 (A)	220	221
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (A)	165	164
Avis Budget Rental Car Funding AESOP LLC, Ser 2022-3A, Cl A
4.620%, 02/20/2027 (A)	2,065	2,030
Bank of America Auto Trust, Ser 2023-1A, Cl A2
5.830%, 05/15/2026 (A)	352	352
Bank of America Auto Trust, Ser 2023-2A, Cl A2
5.850%, 08/17/2026 (A)	430	430
Bayview Opportunity Master Fund VII Trust, Ser 2024-CAR1F, Cl A
6.971%, 07/29/2032 (A)	824	825
BMW Vehicle Lease Trust, Ser 2024-1, Cl A2A
5.100%, 07/27/2026	415	414
Bridgecrest Lending Auto Securitization Trust, Ser 2023-1, Cl A2
6.340%, 07/15/2026	209	210

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Bridgecrest Lending Auto Securitization Trust, Ser 2023-1, Cl A3
6.510%, 11/15/2027	$2,300	$2,316
Bridgecrest Lending Auto Securitization Trust, Ser 2024-1, Cl A2
5.820%, 09/15/2026	328	327
Bridgecrest Lending Auto Securitization Trust, Ser 2024-1, Cl A3
5.530%, 01/18/2028	2,135	2,132
Capital One Prime Auto Receivables Trust, Ser 2022-1, Cl A3
3.170%, 04/15/2027	717	704
Carmax Auto Owner Trust, Ser 2021-1, Cl A3
0.340%, 12/15/2025	109	108
Carmax Auto Owner Trust, Ser 2021-1, Cl B
0.740%, 10/15/2026	300	288
Carmax Auto Owner Trust, Ser 2021-2, Cl A3
0.520%, 02/17/2026	103	101
Carmax Auto Owner Trust, Ser 2022-1, Cl A3
1.470%, 12/15/2026	2,012	1,959
Carmax Auto Owner Trust, Ser 2023-1, Cl A2A
5.230%, 01/15/2026	201	201
Carmax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/2027	1,100	1,091
Carmax Auto Owner Trust, Ser 2023-2, Cl A2A
5.500%, 06/15/2026	235	235
Carmax Auto Owner Trust, Ser 2023-3, Cl A2A
5.720%, 11/16/2026	1,221	1,221
CarMax Auto Owner Trust, Ser 2023-4, Cl A2A
6.080%, 12/15/2026	717	719
CarMax Auto Owner Trust, Ser 2024-1, Cl A2A
5.300%, 03/15/2027	1,125	1,122
CarMax Auto Owner Trust, Ser 2024-2, Cl A2A
5.650%, 05/17/2027	710	710
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	480	461
Carvana Auto Receivables Trust, Ser 2021-N2, Cl B
0.750%, 03/10/2028	102	96
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/2028	222	208
Carvana Auto Receivables Trust, Ser 2021-N4, Cl A1
0.830%, 09/11/2028	15	15

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust, Ser 2023-N3, Cl A
6.410%, 09/10/2027 (A)	$308	$309
Carvana Auto Receivables Trust, Ser 2023-P3, Cl A2
6.090%, 11/10/2026 (A)	114	115
Carvana Auto Receivables Trust, Ser 2023-P4, Cl A2
6.230%, 01/11/2027 (A)	547	548
Carvana Auto Receivables Trust, Ser 2023-P5, Cl A2
5.770%, 04/12/2027 (A)	244	244
Carvana Auto Receivables Trust, Ser 2024-N1, Cl A2
5.760%, 04/12/2027 (A)	581	581
Carvana Auto Receivables Trust, Ser 2024-P1, Cl A2
5.500%, 08/10/2027 (A)	171	171
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (A)	291	287
Chase Auto Owner Trust, Ser 2024-1A, Cl A2
5.480%, 04/26/2027 (A)	555	554
Chesapeake Funding II LLC, Ser 2021-1A, Cl A2
5.668%, SOFR30A + 0.344%, 04/15/2033 (A)(B)	107	107
Chesapeake Funding II LLC, Ser 2023-1A, Cl A1
5.650%, 05/15/2035 (A)	366	365
Citizens Auto Receivables Trust, Ser 2023-1, Cl A2A
6.130%, 07/15/2026 (A)	930	931
Citizens Auto Receivables Trust, Ser 2023-2, Cl A2A
6.090%, 10/15/2026 (A)	669	670
Citizens Auto Receivables Trust, Ser 2024-1, Cl A2A
5.430%, 10/15/2026 (A)	630	629
CPS Auto Receivables Trust, Ser 2023-A, Cl A
5.540%, 03/16/2026 (A)	91	91
CPS Auto Receivables Trust, Ser 2023-B, Cl A
5.910%, 08/16/2027 (A)	181	181
CPS Auto Receivables Trust, Ser 2023-C, Cl A
6.130%, 09/15/2026 (A)	105	105
CPS Auto Receivables Trust, Ser 2023-D, Cl A
6.400%, 06/15/2027 (A)	370	371
CPS Auto Receivables Trust, Ser 2024-A, Cl A
5.710%, 09/15/2027 (A)	200	200

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl A
1.000%, 05/15/2030 (A)	$47	$47
Credit Acceptance Auto Loan Trust, Ser 2023-3A, Cl A
6.390%, 08/15/2033 (A)	250	253
DT Auto Owner Trust, Ser 2023-1A, Cl A
5.480%, 04/15/2027 (A)	182	182
DT Auto Owner Trust, Ser 2023-2A, Cl A
5.880%, 04/15/2027 (A)	194	194
DT Auto Owner Trust, Ser 2023-3A, Cl A
6.290%, 08/16/2027 (A)	391	392
Enterprise Fleet Financing LLC, Ser 2020-2, Cl A3
0.650%, 07/20/2026 (A)	388	383
Enterprise Fleet Financing LLC, Ser 2021-2, Cl A2
0.480%, 05/20/2027 (A)	68	67
Enterprise Fleet Financing LLC, Ser 2022-2, Cl A2
4.650%, 05/21/2029 (A)	804	797
Enterprise Fleet Financing LLC, Ser 2022-3, Cl A2
4.380%, 07/20/2029 (A)	48	48
Enterprise Fleet Financing LLC, Ser 2023-1, Cl A2
5.510%, 01/22/2029 (A)	221	221
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A2
5.560%, 04/22/2030 (A)	469	468
Enterprise Fleet Financing LLC, Ser 2023-3, Cl A2
6.400%, 03/20/2030 (A)	1,805	1,823
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (A)	530	527
Enterprise Fleet Financing LLC, Ser 2024-2, Cl A2
5.740%, 12/20/2026 (A)	430	431
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A3
0.700%, 12/21/2026 (A)	376	369
Exeter Automobile Receivables Trust, Ser 2019-4A, Cl D
2.580%, 09/15/2025 (A)	73	73
Exeter Automobile Receivables Trust, Ser 2023-2A, Cl A3
5.600%, 08/17/2026	185	184
Exeter Automobile Receivables Trust, Ser 2023-3A, Cl A2
6.110%, 09/15/2025	40	40
Exeter Automobile Receivables Trust, Ser 2023-3A, Cl A3
6.040%, 07/15/2026	245	245

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust, Ser 2023-4A, Cl A2
6.070%, 12/15/2025	$93	$93
Exeter Automobile Receivables Trust, Ser 2024-1A, Cl A2
5.530%, 10/15/2026	645	644
Exeter Automobile Receivables Trust, Ser 2024-2A, Cl A2
5.700%, 05/15/2026	550	550
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026 (A)	88	86
FHF Trust, Ser 2022-1A, Cl A
4.430%, 01/18/2028 (A)	225	222
Fifth Third Auto Trust, Ser 2023-1, Cl A2A
5.800%, 11/16/2026	716	717
First Investors Auto Owner Trust, Ser 2022-1A, Cl A
2.030%, 01/15/2027 (A)	433	428
First Investors Auto Owner Trust, Ser 2023-1A, Cl A
6.440%, 10/16/2028 (A)	766	771
Flagship Credit Auto Trust, Ser 2021-2, Cl B
0.930%, 06/15/2027 (A)	156	155
Flagship Credit Auto Trust, Ser 2021-3, Cl A
0.360%, 07/15/2027 (A)	11	11
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/2027 (A)	198	198
Flagship Credit Auto Trust, Ser 2023-3, Cl A2
5.890%, 07/15/2027 (A)	407	407
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A2A
5.240%, 07/15/2026	645	644
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 07/15/2031 (A)	605	596
Ford Credit Auto Owner Trust, Ser 2020-REV1, Cl A
2.040%, 08/15/2031 (A)	2,700	2,633
Ford Credit Auto Owner Trust, Ser 2023-B, Cl A2A
5.570%, 06/15/2026	741	741
Foursight Capital Automobile Receivables Trust, Ser 2023-1, Cl A2
5.430%, 10/15/2026 (A)	117	117
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/2028 (A)	496	497
GECU Auto Receivables Trust, Ser 2023-1A, Cl A2
5.950%, 03/15/2027 (A)	1,451	1,452

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GLS Auto Receivables Issuer Trust, Ser 2023-1A, Cl A2
5.980%, 08/17/2026 (A)	$184	$184
GLS Auto Receivables Issuer Trust, Ser 2023-2A, Cl A2
5.700%, 01/15/2027 (A)	116	116
GLS Auto Receivables Issuer Trust, Ser 2024-1A, Cl A2
5.570%, 02/16/2027 (A)	1,875	1,872
GLS Auto Receivables Issuer Trust, Ser 2024-1A, Cl A3
5.400%, 09/15/2027 (A)	1,963	1,955
GLS Auto Select Receivables Trust, Ser 2023-2A, Cl A2
6.370%, 06/15/2028 (A)	504	507
GM Financial Automobile Leasing Trust, Ser 2022-1, Cl A4
1.960%, 02/20/2026	460	460
GM Financial Automobile Leasing Trust, Ser 2022-3, Cl A3
4.010%, 09/22/2025	704	702
GM Financial Automobile Leasing Trust, Ser 2022-3, Cl A4
4.110%, 08/20/2026	350	347
GM Financial Automobile Leasing Trust, Ser 2023-2, Cl A2A
5.440%, 10/20/2025	308	308
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A2A
5.580%, 01/20/2026	1,248	1,248
GM Financial Automobile Leasing Trust, Ser 2024-1, Cl A2A
5.180%, 06/22/2026	1,000	997
GM Financial Consumer Automobile Receivables Trust, Ser 2020-3, Cl A4
0.580%, 01/16/2026	1,191	1,184
GM Financial Consumer Automobile Receivables Trust, Ser 2023-1, Cl A3
4.660%, 02/16/2028	2,370	2,345
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A2A
5.740%, 09/16/2026	480	481
GTE Auto Receivables Trust, Ser 2023-1, Cl A2
5.650%, 08/17/2026 (A)	687	686
Harley-Davidson Motorcycle Trust, Ser 2023-A, Cl A2A
5.320%, 06/15/2026	339	338
Huntington Auto Trust, Ser 2024-1A, Cl A2
5.500%, 03/15/2027 (A)	2,850	2,846
Hyundai Auto Lease Securitization Trust, Ser 2022-C, Cl A3
4.380%, 10/15/2025 (A)	784	782

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Lease Securitization Trust, Ser 2023-C, Cl A2A
5.850%, 03/16/2026 (A)	$1,317	$1,318
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A3
2.220%, 10/15/2026	572	561
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A2A
5.770%, 05/15/2026	804	804
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027 (A)	120	120
LAD Auto Receivables Trust, Ser 2023-3A, Cl A2
6.090%, 06/15/2026 (A)	304	304
LAD Auto Receivables Trust, Ser 2024-1A, Cl A2
5.440%, 11/16/2026 (A)	1,540	1,537
Lendbuzz Securitization Trust, Ser 2021-1A, Cl A
1.460%, 06/15/2026 (A)	214	210
Lendbuzz Securitization Trust, Ser 2023-3A, Cl A2
7.500%, 12/15/2028 (A)	573	581
NextGear Floorplan Master Owner Trust, Ser 2022-1A, Cl A2
2.800%, 03/15/2027 (A)	329	322
Nissan Auto Lease Trust, Ser 2023-B, Cl A2A
5.740%, 08/15/2025	286	286
Nissan Auto Lease Trust, Ser 2024-A, Cl A2A
5.110%, 10/15/2026	1,005	1,001
OCCU Auto Receivables Trust, Ser 2023-1A, Cl A2
6.230%, 04/15/2027 (A)	942	943
OneMain Direct Auto Receivables Trust, Ser 2019-1A, Cl A
3.630%, 09/14/2027 (A)	327	323
Prestige Auto Receivables Trust, Ser 2023-1A, Cl B
5.550%, 04/15/2027 (A)	1,665	1,659
Prestige Auto Receivables Trust, Ser 2023-2A, Cl A2
6.240%, 01/15/2027 (A)	1,519	1,522
Santander Bank Auto Credit-Linked Notes, Ser 2022-B, Cl B
5.721%, 08/16/2032 (A)	304	304
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032 (A)	171	171
Santander Bank Auto Credit-Linked Notes, Ser 2023-A, Cl B
6.493%, 06/15/2033 (A)	513	514

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl D
1.330%, 09/15/2027	$1,048	$1,016
Santander Drive Auto Receivables Trust, Ser 2021-4, Cl C
1.260%, 02/16/2027	100	99
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/2029	1,245	1,209
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl B
4.420%, 11/15/2027	1,550	1,533
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A3
4.110%, 08/17/2026	81	81
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl B
4.430%, 03/15/2027	705	700
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl A2
6.080%, 08/17/2026	121	122
Santander Drive Auto Receivables Trust, Ser 2023-4, Cl A2
6.180%, 02/16/2027	906	908
Santander Drive Auto Receivables Trust, Ser 2024-1, Cl A2
5.710%, 02/16/2027	275	275
Santander Drive Auto Receivables Trust, Ser 2024-2, Cl A2
5.800%, 09/15/2027	950	950
Santander Retail Auto Lease Trust, Ser 2022-A, Cl B
1.610%, 01/20/2026 (A)	1,025	1,009
Santander Revolving Auto Loan Trust, Ser 2019-A, Cl A
2.510%, 01/26/2032 (A)	2,500	2,460
SBNA Auto Lease Trust, Ser 2023-A, Cl A2
6.270%, 04/20/2026 (A)	1,820	1,826
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/2026 (A)	1,095	1,092
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A2A
5.890%, 03/22/2027 (A)	298	298
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A2
5.350%, 06/21/2027 (A)	356	355
Tesla Auto Lease Trust, Ser 2023-A, Cl A2
5.860%, 08/20/2025 (A)	343	343
Tesla Auto Lease Trust, Ser 2023-B, Cl A2
6.020%, 09/22/2025 (A)	525	525
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A2A
5.540%, 12/21/2026 (A)	1,045	1,044

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Toyota Auto Receivables Owner Trust, Ser 2023-C, Cl A2A
5.600%, 08/17/2026	$894	$894
Toyota Lease Owner Trust, Ser 2023-B, Cl A2A
5.730%, 04/20/2026 (A)	907	907
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl A
6.480%, 08/17/2026 (A)	52	52
USAA Auto Owner Trust, Ser 2022-A, Cl A3
4.860%, 11/16/2026 (A)	291	290
USAA Auto Owner Trust, Ser 2023-A, Cl A2
5.830%, 07/15/2026 (A)	331	331
Volkswagen Auto Lease Trust, Ser 2023-A, Cl A2A
5.870%, 01/20/2026	1,570	1,572
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl D
1.230%, 04/15/2026 (A)	675	665
Westlake Automobile Receivables Trust, Ser 2022-2A, Cl A3
3.750%, 04/15/2026 (A)	222	221
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl A2A
5.510%, 06/15/2026 (A)	160	160
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A2A
5.870%, 07/15/2026 (A)	379	379
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A3
5.800%, 02/16/2027 (A)	985	986
Westlake Automobile Receivables Trust, Ser 2023-3A, Cl A2A
5.960%, 10/15/2026 (A)	1,812	1,814
Westlake Automobile Receivables Trust, Ser 2023-4A, Cl A2
6.230%, 01/15/2027 (A)	1,035	1,038
Westlake Automobile Receivables Trust, Ser 2023-4A, Cl A3
6.240%, 07/15/2027 (A)	940	948
Westlake Automobile Receivables Trust, Ser 2023-P1, Cl A2
5.890%, 02/16/2027 (A)	1,863	1,864
Wheels Fleet Lease Funding 1 LLC, Ser 2023-1A, Cl A
5.800%, 04/18/2038 (A)	845	845
Wheels Fleet Lease Funding 1 LLC, Ser 2023-2A, Cl A
6.460%, 08/18/2038 (A)	820	827
World Omni Auto Receivables Trust, Ser 2021-C, Cl A3
0.440%, 08/17/2026	116	114

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
World Omni Auto Receivables Trust, Ser 2023-C, Cl A2A
5.570%, 12/15/2026	$1,526	$1,526
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	309	309
		111,256

Credit Cards — 1.1%

Capital One Multi-Asset Execution Trust, Ser 2022-A2, Cl A
3.490%, 05/15/2027	474	465
Capital One Multi-Asset Execution Trust, Ser 2022-A3, Cl A
4.950%, 10/15/2027	3,800	3,779
Discover Card Execution Note Trust, Ser 2022-A2, Cl A
3.320%, 05/15/2027	635	622
Evergreen Credit Card Trust Series, Ser 2022-CRT1, Cl B
5.610%, 07/15/2026 (A)	675	674
		5,540

Mortgage Related Securities — 0.0%

Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
4.699%, TSFR1M + 0.794%, 01/25/2035 (B)	33	33

Other Asset-Backed Securities — 12.8%

Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025 (A)	19	19
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026 (A)	53	52
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027 (A)	30	30
Affirm Asset Securitization Trust, Ser 2023-A, Cl 1A
6.610%, 01/18/2028 (A)	340	341
Affirm Asset Securitization Trust, Ser 2023-X1, Cl A
7.110%, 11/15/2028 (A)	644	646
Affirm Asset Securitization Trust, Ser 2024-A, Cl A
5.610%, 02/15/2029 (A)	255	254
Amur Equipment Finance Receivables IX LLC, Ser 2021-1A, Cl A2
0.750%, 11/20/2026 (A)	8	8

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Amur Equipment Finance Receivables XI LLC, Ser 2022-2A, Cl A2
5.300%, 06/21/2028 (A)	$144	$144
Amur Equipment Finance Receivables XIII LLC, Ser 2024-1A, Cl A2
5.380%, 01/21/2031 (A)	1,350	1,345
Apidos CLO XII, Ser 2018-12A, Cl AR
6.670%, TSFR3M + 1.342%, 04/15/2031 (A)(B)	789	791
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (A)	227	203
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl A2
1.230%, 05/15/2026 (A)	3	3
Auxilior Term Funding, Ser 2023-1A, Cl A2
6.180%, 12/15/2028 (A)	395	396
Barings CLO, Ser 2021-2A, Cl AR
6.600%, TSFR3M + 1.272%, 10/15/2033 (A)(B)	952	954
Benefit Street Partners CLO XII, Ser 2021-12A, Cl A1R
6.540%, TSFR3M + 1.212%, 10/15/2030 (A)(B)	665	667
BHG Securitization Trust, Ser 2022-A, Cl A
1.710%, 02/20/2035 (A)	281	277
BHG Securitization Trust, Ser 2022-C, Cl A
5.320%, 10/17/2035 (A)	51	51
Carbone CLO, Ser 2017-1A, Cl A1
6.726%, TSFR3M + 1.402%, 01/20/2031 (A)(B)	250	250
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
6.549%, TSFR3M + 1.232%, 04/17/2031 (A)(B)	703	703
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
6.566%, TSFR3M + 1.242%, 07/20/2031 (A)(B)	820	821
Carlyle Global Market Strategies CLO, Ser 2024-4A, Cl A1RR
6.545%, TSFR3M + 1.220%, 07/20/2032 (A)(B)	700	700
CBAM, Ser 2018-5A, Cl A
6.599%, TSFR3M + 1.282%, 04/17/2031 (A)(B)	814	815
CCG Receivables Trust, Ser 2021-1, Cl A2
0.300%, 06/14/2027 (A)	2	2
CCG Receivables Trust, Ser 2023-1, Cl A2
5.820%, 09/16/2030 (A)	398	399
CIFC Funding, Ser 2017-1A, Cl ARR
6.696%, TSFR3M + 1.372%, 01/22/2031 (A)(B)	544	545

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CIFC Funding, Ser 2018-3A, Cl AR
6.458%, TSFR3M + 1.132%, 04/19/2029 (A)(B)	$365	$365
CIFC Funding, Ser 2021-5A, Cl A1R1
6.730%, TSFR3M + 1.402%, 01/15/2035 (A)(B)	1,000	1,003
CNH Equipment Trust, Ser 2023-A, Cl A2
5.340%, 09/15/2026	461	460
Daimler Trucks Retail Trust, Ser 2023-1, Cl A2
6.030%, 09/15/2025	567	567
DB Master Finance LLC, Ser 2019-1A, Cl A2II
4.021%, 05/20/2049 (A)	1,095	1,057
Dell Equipment Finance Trust, Ser 2023-2, Cl A2
5.840%, 01/22/2029 (A)	501	502
Dell Equipment Finance Trust, Ser 2023-3, Cl A2
6.100%, 04/23/2029 (A)	419	420
Dext ABS LLC, Ser 2021-1, Cl A
1.120%, 02/15/2028 (A)	47	47
Dext ABS LLC, Ser 2023-2, Cl A2
6.560%, 05/15/2034 (A)	860	862
DLLAA LLC, Ser 2023-1A, Cl A2
5.930%, 07/20/2026 (A)	294	294
DLLAD LLC, Ser 2021-1A, Cl A3
0.640%, 09/21/2026 (A)	235	228
DLLAD LLC, Ser 2023-1A, Cl A2
5.190%, 04/20/2026 (A)	252	251
DLLMT LLC, Ser 2023-1A, Cl A2
5.780%, 11/20/2025 (A)	335	335
DLLST, Ser 2024-1A, Cl A2
5.330%, 01/20/2026 (A)	270	269
Dryden 94 CLO, Ser 2022-94A, Cl A
6.769%, TSFR3M + 1.440%, 07/15/2037 (A)(B)	700	702
FCI Funding LLC, Ser 2021-1A, Cl A
1.130%, 04/15/2033 (A)	31	30
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (A)	905	852
Goldentree Loan Management US CLO 4, Ser 2024-4A, Cl ARR
6.473%, TSFR3M + 1.150%, 04/24/2031 (A)(B)	1,500	1,503
Granite Park Equipment Leasing LLC, Ser 2023-1A, Cl A2
6.510%, 05/20/2030 (A)	808	811
GreatAmerica Leasing Receivables, Ser 2023-1, Cl A2
5.350%, 02/16/2026 (A)	715	715
GreatAmerica Leasing Receivables, Ser 2024-1, Cl A2
5.320%, 08/17/2026 (A)	1,760	1,753

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (A)	$749	$713
HPEFS Equipment Trust, Ser 2022-3A, Cl A3
5.430%, 08/20/2029 (A)	475	474
HPEFS Equipment Trust, Ser 2023-2A, Cl A2
6.040%, 01/21/2031 (A)	450	451
HPEFS Equipment Trust, Ser 2024-1A, Cl A3
5.180%, 05/20/2031 (A)	1,535	1,529
John Deere Owner Trust, Ser 2023-A, Cl A2
5.280%, 03/16/2026	188	188
John Deere Owner Trust, Ser 2023-B, Cl A2
5.590%, 06/15/2026	728	728
John Deere Owner Trust, Ser 2023-C, Cl A2
5.760%, 08/17/2026	1,447	1,447
KKR CLO 21, Ser 2018-21, Cl A
6.590%, TSFR3M + 1.262%, 04/15/2031 (A)(B)	650	651
KKR CLO, Ser 2017-11, Cl AR
6.770%, TSFR3M + 1.442%, 01/15/2031 (A)(B)	530	532
Kubota Credit Owner Trust, Ser 2023-2A, Cl A2
5.610%, 07/15/2026 (A)	1,339	1,338
Kubota Credit Owner Trust, Ser 2024-1A, Cl A2
5.390%, 01/15/2027 (A)	1,005	1,003
LCM XXIV, Ser 2021-24A, Cl AR
6.566%, TSFR3M + 1.242%, 03/20/2030 (A)(B)	395	395
M&T Equipment Notes, Ser 2023-1A, Cl A2
6.090%, 07/15/2030 (A)	959	959
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
6.586%, TSFR3M + 1.262%, 07/21/2030 (A)(B)	1,384	1,387
Marlette Funding Trust, Ser 2022-3A, Cl A
5.180%, 11/15/2032 (A)	11	11
Marlette Funding Trust, Ser 2023-1A, Cl A
6.070%, 04/15/2033 (A)	128	128
Marlette Funding Trust, Ser 2023-2A, Cl A
6.040%, 06/15/2033 (A)	146	146
Marlette Funding Trust, Ser 2023-3A, Cl A
6.490%, 09/15/2033 (A)	266	266
Milford Park CLO, Ser 2022-1A, Cl A1
6.765%, TSFR3M + 1.440%, 07/20/2035 (A)(B)	900	903
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A3
0.490%, 08/14/2025 (A)	332	328
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A4
0.660%, 11/15/2027 (A)	500	480

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
MMAF Equipment Finance LLC, Ser 2021-A, Cl A3
0.560%, 06/13/2028 (A)	$95	$92
MMAF Equipment Finance LLC, Ser 2023-A, Cl A2
5.790%, 11/13/2026 (A)	766	766
MMAF Equipment Finance LLC, Ser 2024-A, Cl A2
5.200%, 09/13/2027 (A)	3,105	3,089
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (A)	235	220
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (A)	605	554
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (A)	911	802
Neuberger Berman Loan Advisers CLO 26, Ser 2021-26A, Cl AR
6.509%, TSFR3M + 1.182%, 10/18/2030 (A)(B)	999	1,000
Neuberger Berman Loan Advisers CLO 31, Ser 2021-31A, Cl AR
6.626%, TSFR3M + 1.302%, 04/20/2031 (A)(B)	595	596
Nyctl Trust, Ser 2022-A, Cl A
2.100%, 11/10/2034 (A)	64	64
OCP CLO, Ser 2018-5A, Cl A1R
6.666%, TSFR3M + 1.342%, 04/26/2031 (A)(B)	245	246
Octagon Investment Partners 30, Ser 2021-1A, Cl A1R
6.586%, TSFR3M + 1.262%, 03/17/2030 (A)(B)	510	511
Octagon Investment Partners 36, Ser 2018-1A, Cl A1
6.560%, TSFR3M + 1.232%, 04/15/2031 (A)(B)	1,258	1,259
Octane Receivables Trust, Ser 2023-3A, Cl A2
6.440%, 03/20/2029 (A)	2,545	2,558
OneMain Financial Issuance Trust, Ser 2018-2A, Cl A
3.570%, 03/14/2033 (A)	110	109
OZLM VIII, Ser 2021-8A, Cl A1R3
6.559%, TSFR3M + 1.242%, 10/17/2029 (A)(B)	250	250
PFS Financing, Ser 2021-B, Cl A
0.770%, 08/15/2026 (A)	900	891
PFS Financing, Ser 2021-B, Cl B
1.090%, 08/15/2026 (A)	800	791
PFS Financing, Ser 2022-C, Cl A
3.890%, 05/15/2027 (A)	965	949

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Prosper Marketplace Issuance Trust Series, Ser 2023-1A, Cl A
7.060%, 07/16/2029 (A)	$108	$108
RR 24, Ser 2023-24A, Cl A1AR
7.059%, TSFR3M + 1.730%, 01/15/2036 (A)(B)	830	833
SCF Equipment Leasing LLC, Ser 2023-1A, Cl A2
6.560%, 01/22/2030 (A)	830	837
SoFi Consumer Loan Program Trust, Ser 2023-1S, Cl A
5.810%, 05/15/2031 (A)	256	256
SOUND POINT CLO XVII, Ser 2021-3A, Cl A1R
6.566%, TSFR3M + 1.242%, 10/20/2030 (A)(B)	378	379
Symphony CLO XVIII, Ser 2021-18A, Cl X
6.338%, TSFR3M + 1.012%, 07/23/2033 (A)(B)	83	83
Symphony Static CLO I, Ser 2021-1A, Cl A
6.415%, TSFR3M + 1.092%, 10/25/2029 (A)(B)	636	637
Verizon Master Trust, Ser 2021-2, Cl A
0.990%, 04/20/2028	1,250	1,228
Verizon Master Trust, Ser 2022-2, Cl A
1.530%, 07/20/2028	1,000	974
Verizon Master Trust, Ser 2022-4, Cl A
3.400%, 11/20/2028	1,000	980
Verizon Master Trust, Ser 2022-7, Cl A1A
5.230%, 11/22/2027	1,775	1,771
VFI ABS LLC, Ser 2023-1A, Cl A
7.270%, 03/26/2029 (A)	397	399
Vibrant CLO VI, Ser 2021-6A, Cl AR
6.544%, TSFR3M + 1.212%, 06/20/2029 (A)(B)	7	7
Voya CLO, Ser 2018-2A, Cl A1R
6.555%, TSFR3M + 1.232%, 04/25/2031 (A)(B)	610	611
Voya CLO, Ser 2024-2A, Cl AR
6.525%, TSFR3M + 1.200%, 07/20/2032 (A)(B)	1,250	1,252
Westlake Flooring Master Trust, Ser 2024-1A, Cl A
5.430%, 02/15/2028 (A)	135	135
Westlake Flooring Master Trust, Ser 2024-1A, Cl B
6.070%, 02/15/2028 (A)	1,840	1,833
		64,569

Total Asset-Backed Securities
(Cost $181,196) ($ Thousands)		181,398

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 32.8%
Communication Services — 1.8%
AT&T
5.539%, 02/20/2026	$300	$300
Charter Communications Operating LLC / Charter Communications Operating Capital
6.150%, 11/10/2026	850	857
4.908%, 07/23/2025	145	143
Sprint LLC
7.125%, 06/15/2024	475	475
T-Mobile USA
3.500%, 04/15/2025	3,210	3,150
Verizon Communications
6.147%, SOFRINDX + 0.790%, 03/20/2026 (B)	670	676
3.500%, 11/01/2024	3,115	3,087
WPP Finance 2010
3.750%, 09/19/2024	475	472

		9,160

Consumer Discretionary — 3.0%
AutoZone
5.050%, 07/15/2026	975	969
3.250%, 04/15/2025	650	637
Cox Communications
7.625%, 06/15/2025	100	101
Daimler Truck Finance North America LLC
6.103%, SOFRRATE + 0.750%, 12/13/2024 (A)(B)	1,125	1,128
Ford Motor Credit LLC MTN
4.389%, 01/08/2026	2,875	2,809
General Motors
6.125%, 10/01/2025	2,500	2,512
General Motors Financial
5.985%, SOFRRATE + 0.620%, 10/15/2024 (B)	1,500	1,501
1.200%, 10/15/2024	750	738
Hyatt Hotels
1.800%, 10/01/2024	500	493
Hyundai Capital America
6.250%, 11/03/2025 (A)	500	503
1.000%, 09/17/2024 (A)	2,435	2,401
O'Reilly Automotive
5.750%, 11/20/2026	425	429
Tapestry
7.050%, 11/27/2025	290	295
Volkswagen Group of America Finance LLC
5.400%, 03/20/2026 (A)	600	598

		15,114

Consumer Staples — 1.2%
Bayer US Finance LLC
6.125%, 11/21/2026 (A)	270	272

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CommonSpirit Health
2.760%, 10/01/2024	$2,218	$2,195
Element Fleet Management
5.643%, 03/13/2027 (A)	635	636
JDE Peet's
0.800%, 09/24/2024 (A)	1,000	984
Skandinaviska Enskilda Banken
1.200%, 09/09/2026 (A)	825	750
Sodexo
1.634%, 04/16/2026 (A)	1,050	974

		5,811

Energy — 2.0%
Columbia Pipelines Holding LLC
6.055%, 08/15/2026 (A)	100	101
Devon Energy
5.250%, 09/15/2024	1,805	1,801
Gray Oak Pipeline LLC
2.600%, 10/15/2025 (A)	900	862
MPLX
4.875%, 06/01/2025	750	744
Occidental Petroleum
5.875%, 09/01/2025	475	475
ONEOK
5.550%, 11/01/2026	850	852
2.200%, 09/15/2025	675	647
Ovintiv
5.650%, 05/15/2025	500	499
Plains All American Pipeline
3.600%, 11/01/2024	900	892
Plains All American Pipeline/PAA Finance
4.650%, 10/15/2025	400	395
Western Midstream Operating
3.950%, 06/01/2025	400	392
Western Midstream Operating LP
3.100%, 02/01/2025	475	465
Williams
5.400%, 03/02/2026	1,390	1,387
4.000%, 09/15/2025	500	490

		10,002

Financials — 14.5%
ABN AMRO Bank
6.339%, H15T1Y + 1.650%, 09/18/2027 (A)(B)	700	708
American Express
6.338%, SOFRRATE + 1.330%, 10/30/2026 (B)	705	712
5.645%, SOFRRATE + 0.750%, 04/23/2027 (B)	525	527
Aon Global
3.875%, 12/15/2025	750	732

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ares Capital
7.000%, 01/15/2027	$475	$485
Athene Global Funding
6.077%, SOFRINDX + 0.715%, 01/07/2025 (A)(B)	800	801
5.684%, 02/23/2026 (A)	490	490
Aviation Capital Group LLC
1.950%, 09/20/2026 (A)	825	757
Bank of America MTN
1.319%, SOFRRATE + 1.150%, 06/19/2026 (B)	4,490	4,288
1.197%, SOFRRATE + 1.010%, 10/24/2026 (B)	800	753
Bank of Montreal MTN
1.250%, 09/15/2026	825	753
Bank of Nova Scotia
1.300%, 09/15/2026	825	754
Banque Federative du Credit Mutuel
5.896%, 07/13/2026 (A)	475	479
4.935%, 01/26/2026 (A)	350	347
4.524%, 07/13/2025 (A)	475	470
Barclays
3.650%, 03/16/2025	475	467
2.852%, SOFRRATE + 2.714%, 05/07/2026 (B)	500	487
BPCE
5.203%, 01/18/2027 (A)	600	598
5.029%, 01/15/2025 (A)	440	439
Canadian Imperial Bank of Commerce
5.615%, 07/17/2026	350	352
Capital One Financial
4.985%, SOFRRATE + 2.160%, 07/24/2026 (B)	250	248
Charles Schwab
5.875%, 08/24/2026	725	733
Citigroup
5.610%, SOFRRATE + 1.546%, 09/29/2026 (B)	3,270	3,269
Citizens Bank
6.064%, SOFRRATE + 1.450%, 10/24/2025 (B)	250	250
5.284%, SOFRRATE + 1.020%, 01/26/2026 (B)	250	248
Cooperatieve Rabobank UA
5.500%, 10/05/2026	750	755
Corebridge Financial
3.500%, 04/04/2025	385	378
Corebridge Global Funding
5.750%, 07/02/2026 (A)	285	285
Credit Agricole
5.589%, 07/05/2026 (A)	1,095	1,100
5.568%, 02/28/2025 (A)	475	475

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Danske Bank
6.466%, H15T1Y + 2.100%, 01/09/2026 (A)(B)	$450	$451
Danske Bank MTN
6.259%, H15T1Y + 1.180%, 09/22/2026 (A)(B)	575	579
Deutsche Bank NY
6.598%, SOFRRATE + 1.219%, 11/16/2027 (B)	1,100	1,094
Equitable Financial Life Global Funding
5.500%, 12/02/2025 (A)	395	394
Goldman Sachs Bank USA NY
5.414%, SOFRRATE + 0.750%, 05/21/2027 (B)	750	748
Goldman Sachs Group
5.852%, SOFRRATE + 0.500%, 09/10/2024 (B)	550	550
5.798%, SOFRRATE + 1.075%, 08/10/2026 (B)	3,520	3,523
HSBC Holdings PLC
7.336%, SOFRRATE + 3.030%, 11/03/2026 (B)	400	409
JPMorgan Chase
4.080%, SOFRRATE + 1.320%, 04/26/2026 (B)	3,770	3,715
3.960%, TSFR3M + 1.507%, 01/29/2027 (B)	750	731
Lloyds Banking Group PLC
5.462%, H15T1Y + 1.375%, 01/05/2028 (B)	470	469
Macquarie Group MTN
6.071%, SOFRRATE + 0.710%, 10/14/2025 (A)(B)	825	825
Manufacturers & Traders Trust
5.400%, 11/21/2025	400	398
4.650%, 01/27/2026	590	577
Metropolitan Life Global Funding I
0.550%, 06/07/2024 (A)	195	195
Mitsubishi UFJ Financial Group
4.788%, H15T1Y + 1.700%, 07/18/2025 (B)	600	599
Morgan Stanley
6.138%, SOFRRATE + 1.770%, 10/16/2026 (B)	750	755
5.050%, SOFRRATE + 1.295%, 01/28/2027 (B)	350	348
Morgan Stanley MTN
4.679%, SOFRRATE + 1.669%, 07/17/2026 (B)	3,795	3,753
3.875%, 01/27/2026	750	731
Nasdaq
3.850%, 06/30/2026	750	728

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nationwide Building Society
6.557%, SOFRRATE + 1.910%, 10/18/2027 (A)(B)	$500	$510
NatWest Markets
5.906%, SOFRRATE + 0.530%, 08/12/2024 (A)(B)	1,265	1,265
New York Life Global Funding MTN
5.450%, 09/18/2026 (A)	750	753
Nordea Bank Abp MTN
1.500%, 09/30/2026 (A)	825	755
Pacific Life Global Funding II
5.500%, 08/28/2026 (A)	600	603
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/2027 (B)	375	384
5.300%, SOFRRATE + 1.342%, 01/21/2028 (B)	440	439
Principal Life Global Funding II
5.000%, 01/16/2027 (A)	485	482
Radian Group
4.500%, 10/01/2024	475	473
Royal Bank of Canada
4.784%, 12/12/2025 (A)	2,610	2,589
Royal Bank of Canada MTN
5.200%, 07/20/2026	600	599
Societe Generale
6.418%, SOFRRATE + 1.050%, 01/21/2026 (A)(B)	800	801
4.351%, 06/13/2025 (A)	525	519
Standard Chartered
7.776%, H15T1Y + 3.100%, 11/16/2025 (A)(B)	400	403
6.170%, H15T1Y + 2.050%, 01/09/2027 (A)(B)	450	453
Toronto-Dominion Bank
3.815%, 07/25/2025 (A)	2,565	2,519
Toronto-Dominion Bank MTN
5.532%, 07/17/2026	725	727
3.766%, 06/06/2025	2,415	2,373
Truist Financial MTN
4.260%, SOFRRATE + 1.456%, 07/28/2026 (B)	1,675	1,647
UBS Group
4.550%, 04/17/2026	750	737
US Bank
2.050%, 01/21/2025	2,380	2,327
Voya Financial
3.650%, 06/15/2026	309	298
Wells Fargo MTN
4.100%, 06/03/2026	650	634
3.908%, SOFRRATE + 1.320%, 04/25/2026 (B)	1,025	1,008

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.406%, TSFR3M + 1.087%, 10/30/2025 (B)	$3,305	$3,260
Wells Fargo Bank
5.550%, 08/01/2025	600	601
4.811%, 01/15/2026	725	720

		72,591

Health Care — 2.8%
AbbVie
2.600%, 11/21/2024	3,225	3,180
Elevance Health
1.500%, 03/15/2026	800	747
GE HealthCare Technologies
5.550%, 11/15/2024	3,525	3,519
HCA
5.375%, 02/01/2025	600	598
5.250%, 04/15/2025	2,530	2,519
Illumina
5.800%, 12/12/2025	400	400
Pfizer Investment Enterprises Pte
4.650%, 05/19/2025	2,740	2,721
Solventum
5.450%, 02/25/2027 (A)	500	499

		14,183

Industrials — 1.5%
AerCap Ireland Capital DAC
6.100%, 01/15/2027	500	507
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.650%, 10/29/2024	3,910	3,844
Carrier Global
5.800%, 11/30/2025	515	517
DAE Funding LLC MTN
1.550%, 08/01/2024 (A)	965	957
Penske Truck Leasing Lp
5.750%, 05/24/2026 (A)	950	953
Regal Rexnord
6.050%, 02/15/2026	625	627

		7,405

Information Technology — 2.0%
Cisco Systems
4.900%, 02/26/2026	2,270	2,264
Hewlett Packard Enterprise
5.900%, 10/01/2024	2,660	2,660
Juniper Networks
1.200%, 12/10/2025	700	654
Sprint LLC
7.625%, 02/15/2025	450	454
TD SYNNEX
1.250%, 08/09/2024	1,375	1,363

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
VMware
1.000%, 08/15/2024	$2,675	$2,649

		10,044

Materials — 0.5%
Graphic Packaging International LLC
1.512%, 04/15/2026 (A)	650	601
International Flavors and Fragrances
1.230%, 10/01/2025 (A)	775	730
Newmont
5.300%, 03/15/2026 (A)	1,250	1,246

		2,577

Real Estate — 0.1%
Crown Castle
1.350%, 07/15/2025	350	333

Utilities — 3.4%
American Electric Power
5.699%, 08/15/2025	450	450
Consumers Securitization Funding LLC, Ser 2023
5.550%, 03/01/2028	475	474
Dominion Energy
3.071%, 08/15/2024 (C)	650	646
Edison International
4.950%, 04/15/2025	275	273
3.550%, 11/15/2024	375	371
Eversource Energy
3.350%, 03/15/2026	650	624
Mississippi Power
5.661%, SOFRRATE + 0.300%, 06/28/2024 (B)	740	740
NextEra Energy Capital Holdings
6.051%, 03/01/2025	255	256
4.255%, 09/01/2024	3,100	3,087
NSTAR Electric
3.250%, 11/15/2025	650	629
Oncor Electric Delivery LLC
2.750%, 06/01/2024	2,475	2,475
Pennsylvania Electric
4.150%, 04/15/2025 (A)	330	326
Public Service Enterprise Group
2.875%, 06/15/2024	1,247	1,245
Sempra
5.400%, 08/01/2026	740	739
Southern California Edison
5.350%, 03/01/2026	3,245	3,244
1.200%, 02/01/2026	300	280
Spire
5.300%, 03/01/2026	900	897

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tampa Electric
3.875%, 07/12/2024	$475	$474

		17,230

Total Corporate Obligations
(Cost $164,580) ($ Thousands)		164,450

MORTGAGE-BACKED SECURITIES — 13.0%
Agency Mortgage-Backed Obligations — 3.2%
FHLMC
4.050%, 07/21/2025	2,400	2,371
3.000%, 03/01/2030	804	766
FHLMC ARM
5.653%, H15T1Y + 2.152%, 02/01/2030(B)	2	2
FHLMC CMO, Ser 2012-4030, Cl AN
1.750%, 04/15/2027	91	88
FHLMC CMO, Ser 2014-4379, Cl CB
2.250%, 04/15/2033	46	44
FHLMC CMO, Ser 2018-4783, Cl BV
4.000%, 03/15/2037	1,122	1,100
FHLMC CMO, Ser 2018-4818, Cl BD
3.500%, 03/15/2045	141	139
FHLMC CMO, Ser 2022-5264, Cl AB
4.500%, 08/25/2039	521	510
FHLMC Multifamily Structured Pass Through Certificates, Ser K733, Cl A2
3.750%, 08/25/2025	1,919	1,881
FHLMC Multifamily Structured Pass Through Certificates, Ser KBX1, Cl A2
2.920%, 01/25/2026	980	956
FHLMC Multifamily Structured Pass Through Certificates, Ser KVAD, Cl A
3.116%, 07/25/2025	600	584
FHLMC Multifamily Structured Pass Through Certificates, Ser KW07, Cl A1
3.600%, 07/25/2028	953	929
FHLMC Multifamily Structured Pass-Through Certificates, Ser KIR1, Cl A1
2.446%, 03/25/2026	308	298
FHLMC Multifamily Structured Pass-Through Certificates, Ser KPLB, Cl A
2.770%, 05/25/2025	705	686
FHLMC REMIC CMO, Ser 2011-3786, Cl ED
4.000%, 09/15/2039	1,337	1,317
FNMA
6.000%, 01/01/2027 to 04/01/2040	65	66
5.000%, 07/01/2024	–	–
3.500%, 08/01/2030 to 11/01/2034	841	815
3.000%, 10/01/2030	181	172
2.885%, 01/01/2025	265	260

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA ACES, Ser 2017-M13, Cl FA
5.845%, SOFR30A + 0.514%, 10/25/2024(B)	$43	$43
FNMA ARM
6.465%, H15T1Y + 2.215%, 01/01/2029(B)	3	3
6.156%, RFUCCT6M + 1.974%, 09/01/2024(B)	–	–
FNMA CMO, Ser 2001-33, Cl FA
5.888%, SOFR30A + 0.564%, 07/25/2031(B)	2	2
FNMA CMO, Ser 2002-64, Cl FG
5.688%, SOFR30A + 0.364%, 10/18/2032(B)	–	–
FNMA CMO, Ser 2011-99, Cl KB
3.500%, 10/25/2026	562	551
FNMA CMO, Ser 2013-97, Cl KA
3.000%, 11/25/2031	1	1
FNMA CMO, Ser 2016-99, Cl H
3.000%, 08/25/2043	350	339
FNMA CMO, Ser 2022-77, Cl CA
5.000%, 04/25/2039	539	531
FNMA REMIC CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	127	118
FNMA, Ser 2014-M9, Cl A2
3.103%, 07/25/2024(B)	743	740
FNMA, Ser 2015-M13, Cl A2
2.700%, 06/25/2025(B)	382	371
FREMF Mortgage Trust, Ser 2015-K49, Cl B
3.721%, 10/25/2048(A)(B)	375	366

		16,049
Non-Agency Mortgage-Backed Obligations — 9.8%
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(B)	24	23
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(B)	195	178
Angel Oak Mortgage Trust, Ser 2020-3, Cl A1
1.691%, 04/25/2065(A)(B)	249	228
Angel Oak Mortgage Trust, Ser 2020-4, Cl A1
1.469%, 06/25/2065(A)(B)	132	122
Angel Oak Mortgage Trust, Ser 2020-R1, Cl A1
0.990%, 04/25/2053(A)(B)	156	144
Angel Oak Mortgage Trust, Ser 2021-1, Cl A1
0.909%, 01/25/2066(A)(B)	493	414
Angel Oak Mortgage Trust, Ser 2021-3, Cl A1
1.068%, 05/25/2066(A)(B)	412	342

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust, Ser 2021-5, Cl A1
0.951%, 07/25/2066(A)(B)	$712	$595
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048(A)(B)	116	108
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
5.089%, 07/25/2035(B)	27	24
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
5.076%, 11/25/2035(B)	5	4
Bank of America Commercial Mortgage Trust, Ser 2017-BNK3, Cl ASB
3.366%, 02/15/2050	203	198
BANK, Ser 2017-BNK7, Cl ASB
3.265%, 09/15/2060	137	132
BBCMS Mortgage Trust, Ser 2020-C8, Cl A1
0.601%, 10/15/2053	153	150
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
5.287%, 06/25/2035(B)	12	11
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
5.981%, 08/25/2035(B)	33	31
Benchmark Mortgage Trust, Ser 2020-B17, Cl A2
2.211%, 03/15/2053	285	265
BMO Mortgage Trust, Ser 2022-C3, Cl A1
5.252%, 09/15/2054(B)	618	612
BPR Trust, Ser 2021-TY, Cl A
6.482%, TSFR1M + 1.164%, 09/15/2038(A)(B)	1,000	993
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(B)	90	85
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(B)	200	177
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	142	132
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(B)	315	284
BSPRT Issuer, Ser 2022-FL8, Cl A
6.824%, SOFR30A + 1.500%, 02/15/2037(A)(B)	799	797
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(B)	84	81
BWay Mortgage Trust, Ser 2013-1515, Cl A1
2.809%, 03/10/2033(A)	87	86

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
6.084%, TSFR1M + 0.767%, 05/15/2038(A)(B)	$739	$733
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
6.131%, TSFR1M + 0.814%, 09/15/2036(A)(B)	540	536
BX Commercial Mortgage Trust, Ser SOAR, Cl B
6.302%, TSFR1M + 0.984%, 06/15/2038(A)(B)	491	487
BX Commerical Mortgage Trust, Ser 2021-MFM1, Cl B
6.382%, TSFR1M + 1.064%, 01/15/2034(A)(B)	475	472
BX Trust, Ser 2021-LGCY, Cl A
5.938%, TSFR1M + 0.620%, 10/15/2036(A)(B)	1,200	1,184
BX Trust, Ser 2022-LBA6, Cl A
6.317%, TSFR1M + 1.000%, 01/15/2039(A)(B)	670	667
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	430	419
Chase Mortgage Finance, Ser 2021-CL1, Cl M1
6.524%, SOFR30A + 1.200%, 02/25/2050(A)(B)	432	422
CHL Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
5.979%, TSFR1M + 0.654%, 02/25/2035(B)	5	5
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl AAB
3.431%, 06/10/2048	390	387
Citigroup Commercial Mortgage Trust, Ser 2015-P1, Cl AAB
3.470%, 09/15/2048	210	208
Citigroup Commercial Mortgage Trust, Ser 2016-P3, Cl AAB
3.127%, 04/15/2049	74	73
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
4.897%, 09/25/2034(B)	7	6
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
5.453%, 03/25/2036(B)	45	34
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1
3.365%, 02/25/2058(A)(B)	135	131
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(B)	269	233

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(B)	$146	$130
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065(A)(B)	50	48
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(B)	364	296
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(B)	501	402
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(A)	158	136
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(B)	842	686
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(B)	769	632
COLT Mortgage Pass-Through Certificates, Ser 2021-1R, Cl A1
0.857%, 05/25/2065(A)(B)	392	331
Credit Suisse Mortgage Capital Certificates, Ser 2021-NQM4, Cl A1
1.101%, 05/25/2066(A)(B)	680	563
CSAIL Commercial Mortgage Trust, Ser 2018-C14, Cl ASB
4.359%, 11/15/2051(B)	1,303	1,276
CSMC Trust, Ser 2019-AFC1, Cl A1
3.573%, 07/25/2049(A)(C)	533	492
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(B)	419	335
CSMC, Ser 2021-NQM1, Cl A1
0.809%, 05/25/2065(A)(B)	396	344
CSMC, Ser 2021-NQM3, Cl A1
1.015%, 04/25/2066(A)(B)	662	548
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(B)	107	99
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(B)	151	130
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(A)(B)	51	45
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066(A)(B)	86	71
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(B)	278	225

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
ELP Commercial Mortgage Trust, Ser 2021-ELP, Cl A
6.133%, TSFR1M + 0.815%, 11/15/2038(A)(B)	$1,059	$1,050
Extended Stay America Trust, Ser 2021-ESH, Cl B
6.812%, TSFR1M + 1.494%, 07/15/2038(A)(B)	456	456
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
11.338%, SOFR30A + 6.014%, 10/25/2028(B)	230	241
FREMF Mortgage Trust, Ser 2015-K44, Cl B
3.718%, 01/25/2048(A)(B)	2,390	2,352
FREMF Mortgage Trust, Ser 2015-K45, Cl B
3.600%, 04/25/2048(A)(B)	535	526
GCAT Trust, Ser 2020-NQM2, Cl A1
1.555%, 04/25/2065(A)(C)	88	81
GCAT Trust, Ser 2021-CM1, Cl A
2.469%, 04/25/2065(A)(B)	484	446
GCAT Trust, Ser 2021-NQM1, Cl A1
0.874%, 01/25/2066(A)(B)	301	252
GCAT Trust, Ser 2021-NQM3, Cl A1
1.091%, 05/25/2066(A)(B)	417	343
GCAT Trust, Ser 2021-NQM5, Cl A1
1.262%, 07/25/2066(A)(B)	1,182	933
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.643%, 11/19/2035(B)	87	71
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	135	131
GS Mortgage Securities Trust, Ser 2017-GS8, Cl AAB
3.313%, 11/10/2050	326	316
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
6.334%, 07/25/2035(B)	95	50
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
4.395%, 05/25/2037(B)	78	43
Impac CMB Trust, Ser 2004-9, Cl 1A1
6.199%, TSFR1M + 0.874%, 01/25/2035(B)	14	13
Impac CMB Trust, Ser 2005-2, Cl 1A1
5.959%, TSFR1M + 0.634%, 04/25/2035(B)	17	16
Impac CMB Trust, Ser 2005-3, Cl A1
5.919%, TSFR1M + 0.594%, 08/25/2035(B)	21	18
Impac CMB Trust, Ser 2005-5, Cl A1
6.079%, TSFR1M + 0.434%, 08/25/2035(B)	13	12

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Impac CMB Trust, Ser 2005-8, Cl 1A
5.959%, TSFR1M + 0.634%, 02/25/2036(B)	$43	$39
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(B)	550	467
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(B)	376	305
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(B)	388	325
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/2048	80	79
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
4.948%, 08/25/2035(B)	16	13
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
4.615%, 05/25/2037(B)	37	30
JPMorgan Mortgage Trust, Ser 2014-5, Cl A1
2.729%, 10/25/2029(A)(B)	776	739
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
6.189%, TSFR1M + 0.864%, 04/25/2046(A)(B)	119	116
JPMorgan Wealth Management, Ser 2021-CL1, Cl M1
6.624%, SOFR30A + 1.300%, 03/25/2051(A)(B)	839	833
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(A)	481	483
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
4.682%, 06/25/2037(B)	45	26
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(B)	78	73
MF1, Ser 2022-FL8, Cl A
6.670%, TSFR1M + 1.350%, 02/19/2037(A)(B)	726	721
MFA Trust, Ser 2020-NQM1, Cl A1
1.479%, 03/25/2065(A)(B)	70	66
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065(A)(B)	95	86
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(B)	167	156
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(B)	312	267

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl B
6.532%, TSFR1M + 1.215%, 04/15/2038(A)(B)	$1,720	$1,709
MHP, Ser 2021-STOR, Cl A
6.132%, TSFR1M + 0.814%, 07/15/2038(A)(B)	325	324
MHP, Ser 2022-MHIL, Cl A
6.131%, TSFR1M + 0.815%, 01/15/2027(A)(B)	356	352
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061(A)(B)	564	555
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062(A)(B)	45	44
Mill City Mortgage Loan Trust, Ser 2018-2, Cl A1
3.500%, 05/25/2058(A)(B)	80	78
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.500%, 04/25/2066(A)(B)	1,433	1,377
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(B)	227	211
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C21, Cl ASB
3.150%, 03/15/2048	51	51
Morgan Stanley Capital I Trust, Ser 2016-UB12, Cl ASB
3.436%, 12/15/2049	1,217	1,172
Morgan Stanley Capital I Trust, Ser 2018-H3, Cl ASB
4.120%, 07/15/2051	241	234
Morgan Stanley Capital I Trust, Ser 2019-H6, Cl A2
3.228%, 06/15/2052	602	600
Morgan Stanley Capital I, Ser 2017-HR2, Cl ASB
3.509%, 12/15/2050	324	313
MortgageIT Trust, Ser 2005-5, Cl A1
5.959%, TSFR1M + 0.634%, 12/25/2035(B)	34	33
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	121	113
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(B)	286	269
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
3.848%, 09/25/2057(A)(B)	124	114

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	$53	$49
New Residential Mortgage Loan Trust, Ser 2020-NQM1, Cl A1
2.464%, 01/26/2060(A)(B)	226	207
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(B)	85	80
New Residential Mortgage Loan Trust, Ser 2021-NQ2R, Cl A1
0.941%, 10/25/2058(A)(B)	109	99
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(B)	582	485
OBX Trust, Ser 2018-1, Cl A2
6.089%, TSFR1M + 0.764%, 06/25/2057(A)(B)	21	20
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(B)	587	452
Paragon Mortgages, Ser 2006-12A, Cl A2C
5.804%, US0003M + 0.220%, 11/15/2038(A)(B)	52	51
PRPM LLC, Ser 2021-RPL1, Cl A1
1.319%, 07/25/2051(A)(C)	200	178
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1
5.117%, 07/27/2037(B)	58	42
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(B)	30	29
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
5.975%, TSFR1M + 0.654%, 01/20/2035(B)	6	6
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048(A)(B)	9	9
SG Residential Mortgage Trust, Ser 2021-1, Cl A1
1.160%, 07/25/2061(A)(B)	854	681
SREIT Trust, Ser 2021-MFP, Cl B
6.511%, TSFR1M + 1.194%, 11/15/2038(A)(B)	861	856
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(B)	263	233
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(B)	17	16
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(B)	47	44
Starwood Mortgage Residential Trust, Ser 2021-2, Cl A1
0.943%, 05/25/2065(A)(B)	130	117

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A1
1.127%, 06/25/2056(A)(B)	$502	$406
Toorak Mortgage, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(B)	342	292
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(A)(B)	594	566
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
6.039%, TSFR1M + 0.714%, 02/25/2057(A)(B)	77	79
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(B)	60	57
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058(A)(B)	236	228
Towd Point Mortgage Trust, Ser 2018-3, Cl A1
3.750%, 05/25/2058(A)(B)	98	94
Towd Point Mortgage Trust, Ser 2021-SJ1, Cl A1
2.250%, 07/25/2068(A)(B)	569	531
TTAN, Ser 2021-MHC, Cl B
6.532%, TSFR1M + 1.214%, 03/15/2038(A)(B)	588	584
UBS Commercial Mortgage Trust, Ser 2017-C3, Cl ASB
3.215%, 08/15/2050	163	157
UBS Commercial Mortgage Trust, Ser 2017-C4, Cl ASB
3.366%, 10/15/2050	547	531
UBS Commercial Mortgage Trust, Ser 2017-C6, Cl ASB
3.504%, 12/15/2050	166	160
Vantage Data Centers Issuer LLC, Ser 2019-1A, Cl A2
3.188%, 07/15/2044(A)	554	552
Verus Securitization Trust, Ser 2019-4, Cl A1
3.642%, 11/25/2059(A)(C)	46	44
Verus Securitization Trust, Ser 2019-INV3, Cl A1
3.692%, 11/25/2059(A)(B)	63	61
Verus Securitization Trust, Ser 2020-1, Cl A1
3.417%, 01/25/2060(A)(C)	22	21
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065(A)(C)	102	97
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(B)	207	181
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(B)	269	235
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(B)	275	239

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(B)	$292	$267
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(B)	409	361
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(B)	247	220
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
4.583%, 03/25/2036(B)	61	54
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS2, Cl A2
3.020%, 07/15/2058	170	167
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl ASB
3.324%, 01/15/2059	168	166
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl ASB
2.827%, 11/15/2049	245	241
Wells Fargo Commercial Mortgage Trust, Ser 2017-C39, Cl ASB
3.212%, 09/15/2050	314	304
Wells Fargo Commercial Mortgage Trust, Ser 2017-C41, Cl ASB
3.390%, 11/15/2050	100	97

		49,371
Total Mortgage-Backed Securities
(Cost $68,879) ($ Thousands)		65,420

U.S. TREASURY OBLIGATIONS — 12.9%
U.S. Treasury Bills
5.317%, 07/02/2024 (D)	2,500	2,489
5.296%, 07/09/2024 (D)	2,550	2,537
5.296%, 07/30/2024 (D)	2,550	2,529
5.256%, 10/10/2024 (D)	2,000	1,963
5.240%, 09/26/2024 (D)	2,550	2,507
5.203%, 06/04/2024 (D)	9,855	9,853
5.198%, 04/17/2025 (D)	2,650	2,534
2.114%, 09/10/2024 (D)	12,650	12,468
U.S. Treasury Notes
5.446%, USBMMY3M + 0.125%, 07/31/2025 (B)	2,490	2,492
4.000%, 12/15/2025	13,050	12,854
1.750%, 12/31/2024	2,325	2,278

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.250%, 09/30/2025	$10,720	$10,064

Total U.S. Treasury Obligations
(Cost $64,690) ($ Thousands)		64,568

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.2%
FHLMC
5.800%, 04/22/2027	2,670	2,669
4.320%, 03/21/2025	2,450	2,430
4.050%, 08/28/2025	1,140	1,124
4.000%, 12/30/2024	1,245	1,236
4.000%, 02/28/2025	2,350	2,327
2.250%, 03/25/2025	2,150	2,098
FHLMC MTN
5.080%, 10/25/2024	1,950	1,945
FNMA
3.875%, 08/28/2024	2,225	2,215

Total U.S. Government Agency Obligations
(Cost $16,180) ($ Thousands)		16,044

MUNICIPAL BONDS — 0.6%
Florida — 0.1%
County of Miami-Dade Florida Aviation Revenue, Ser B, RB
2.504%, 10/01/2024	795	787

Ohio — 0.2%
Buckeye Tobacco Settlement Financing Authority, Ser A-1, RB
1.709%, 06/01/2024	800	800

Texas — 0.3%
City of San Antonio Texas, GO
5.635%, 02/01/2026	1,650	1,652

Total Municipal Bonds
(Cost $3,237) ($ Thousands)		3,239

	Shares
CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Institutional Class
5.170%**†	1,887,054	1,887
Total Cash Equivalent
(Cost $1,887) ($ Thousands)		1,887

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENTS(E) — 1.6%
Barclays
5.320%, dated 5/31/2024 to be repurchased on 6/3/2024, repurchase price $4,101,824 (collateralized by U.S. Government Agencies, par value $4,215,200, 4.250%, 02/28/2031, with a total market value of $4,182,090)	$4,100	$4,100
BNP Paribas
5.330%, dated 5/31/2024 to be repurchased on 6/3/2024, repurchase price $4,101,827 (collateralized by various U.S. Government Agencies, ranging in par value $4,516 - $10,616,315, 1.220% - 6.021%, 11/01/2032 - 06/01/2053, with a total market value of $4,182,001)	4,100	4,100

Total Repurchase Agreements
(Cost $8,200) ($ Thousands)		8,200

Total Investments in Securities — 100.6%
(Cost $508,849) ($ Thousands)		$505,206

A list of the open futures contracts held by the Fund at May 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	34	Sep-2024	$6,923	$6,926	$3

Short Contracts
U.S. 5-Year Treasury Note	(23)	Sep-2024	$(2,436)	$(2,434)	$2
U.S. 10-Year Treasury Note	(41)	Sep-2024	(4,469)	(4,460)	9
			(6,905)	(6,894)	11
			$18	$32	$14

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Ultra Short Duration Bond Fund (Concluded)

Percentages are based on Net Assets of $501,986 ($ Thousands).
**	The rate reported is the 7-day effective yield as of May 31, 2024.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2024, the value of these securities amounted to $197,118 ($ Thousands), representing 39.3% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Interest rate represents the security's effective yield at the time of purchase.
(E)	Tri-Party Repurchase Agreement.

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Asset-Backed Securities	–	181,398	–	181,398
Corporate Obligations	–	164,450	–	164,450
Mortgage-Backed Securities	–	65,420	–	65,420
U.S. Treasury Obligations	–	64,568	–	64,568
U.S. Government Agency Obligations	–	16,044	–	16,044
Municipal Bonds	–	3,239	–	3,239
Repurchase Agreements	–	8,200	–	8,200
Cash Equivalent	1,887	–	–	1,887
Total Investments in Securities	1,887	503,319	–	505,206

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	14	–	–	14
Total Other Financial Instruments	14	–	–	14

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,166	$260,878	$(260,157)	$—	$—	$1,887	$267	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Emerging Markets Debt Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 93.1%
Albania — 0.1%
Albania Government International Bond
3.500%, 11/23/2031	EUR	1,200	$1,179

Angola — 0.7%
Angola Via Avenir Issuer II Ireland DAC
6.927%, 02/19/2027		$2,640	2,531
Angolan Government International Bond
9.375%, 05/08/2048		3,793	3,232
8.750%, 04/14/2032		5,156	4,617
8.750%, 04/14/2032 (A)		516	462
8.250%, 05/09/2028		376	354
Angolan Government International Bond MTN
8.000%, 11/26/2029		207	188
			11,384

Argentina — 1.6%
Argentine Republic Government International Bond
4.250%, 07/09/2024 (B)		6,550	3,121
3.625%, 07/09/2024 (B)		5,000	2,268
3.625%, 07/09/2024 (B)		10,055	4,413
3.500%, 07/09/2041 (B)		10,878	4,464
2.500%, 07/09/2024 (B)	EUR	3,900	1,652
1.000%, 07/09/2029		$1,410	820
0.750%, 07/09/2027 (B)		8,954	5,095
0.500%, 07/09/2029	EUR	13	8
0.125%, 07/09/2030		781	447
Provincia de Buenos Aires MTN
6.375%, 09/01/2024 (B)		$6,305	2,774
4.000%, 09/01/2024 (B)	EUR	959	313
Provincia de Cordoba
6.875%, 12/10/2025 (A)(B)		$481	450
YPF
9.500%, 01/17/2031 (A)		802	811
			26,636

Armenia — 0.1%
Armenia International Bond
3.950%, 09/26/2029		250	216
3.600%, 02/02/2031		1,942	1,578
			1,794

Austrailia — 0.0%
AngloGold Ashanti Holdings
3.750%, 10/01/2030		323	281

Azerbaijan — 0.6%
Azerbaijan International Bond
5.125%, 09/01/2029		1,145	1,108
Republic of Azerbaijan International Bond
3.500%, 09/01/2032		747	629
Southern Gas Corridor CJSC
6.875%, 03/24/2026		4,499	4,516

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.875%, 03/24/2026 (A)		$512	$514
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		2,451	2,500
			9,267

Bahamas — 0.3%
Bahamas Government International Bond
9.000%, 06/16/2029		1,500	1,478
8.950%, 10/15/2032		1,613	1,559
6.000%, 11/21/2028		1,217	1,089
			4,126

Bahrain — 1.0%
Bahrain Government International Bond
7.750%, 04/18/2035		524	545
7.750%, 04/18/2035 (A)		388	403
7.000%, 01/26/2026		221	223
6.000%, 09/19/2044		810	667
5.450%, 09/16/2032		2,564	2,359
Bahrain Government International Bond MTN
6.250%, 01/25/2051		8,500	7,119
4.250%, 01/25/2028		1,208	1,132
Bapco Energies BSCC
8.375%, 11/07/2028		600	637
8.375%, 11/07/2028 (A)		600	637
CBB International Sukuk Programme WLL
6.000%, 02/12/2031 (A)		713	718
3.875%, 05/18/2029 (A)		1,359	1,233
3.875%, 05/18/2029		768	697
			16,370

Barbados — 0.1%
Barbados Government International Bond
6.500%, 10/01/2029		1,200	1,134

Benin — 0.2%
Benin Government International Bond
7.960%, 02/13/2038 (A)		930	869
6.875%, 01/19/2052	EUR	615	537
4.950%, 01/22/2035		1,131	987
4.875%, 01/19/2032		156	143
			2,536

Bermuda — 0.1%
Bermuda Government International Bond
5.000%, 07/15/2032		$592	566
4.750%, 02/15/2029		1,144	1,100
2.375%, 08/20/2030		306	255
			1,921

Bolivia — 0.1%
Bolivian Government International Bond
4.500%, 03/20/2028		1,783	1,003

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Brazil — 3.9%
Braskem Netherlands Finance BV
8.500%, 01/12/2031		$320	$324
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		920	904
5.333%, 02/15/2028		116	114
Brazil Notas do Tesouro Nacional, Ser B
6.000%, 05/15/2045	BRL	435	350
6.000%, 08/15/2050		904	725
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2027		56,260	10,454
10.000%, 01/01/2029		83,056	14,992
10.000%, 01/01/2031		23,459	4,120
Brazil Notas do Tesouro Nacional Serie B
6.000%, 05/15/2035		390	315
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2033		58,285	10,068
Brazilian Government International Bond
7.125%, 05/13/2054		$3,100	3,027
6.250%, 03/18/2031		227	226
6.125%, 03/15/2034		3,231	3,134
6.000%, 10/20/2033		1,119	1,082
5.625%, 02/21/2047		1,390	1,153
5.000%, 01/27/2045		200	154
4.750%, 01/14/2050		3,794	2,738
Centrais Eletricas Brasileiras
4.625%, 02/04/2030 (A)		232	208
CSN Resources (A)
8.875%, 12/05/2030		583	582
4.625%, 06/10/2031		804	637
MC Brazil Downstream Trading SARL
7.250%, 06/30/2031 (A)		1,277	1,149
7.250%, 06/30/2031		399	359
MV24 Capital BV
6.748%, 06/01/2034		1,907	1,792
6.748%, 06/01/2034 (A)		518	487
Samarco Mineracao
9.000%, 06/30/2031		587	549
Trident Energy Finance
12.500%, 11/30/2029 (A)		643	664
Yinson Boronia Production BV
8.947%, 07/31/2042 (A)		2,761	2,786
			63,093

Cameroon — 0.1%
Cameroon International Bond
5.950%, 07/07/2032	EUR	2,033	1,733

Cayman Islands — 0.1%
Neon Capital MTN
1.998%, 01/06/2028 (C)	JPY	228,755	1,352

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Chile — 2.1%
ALFA Desarrollo SPA
4.550%, 09/27/2051 (A)		$352	$263
Antofagasta
6.250%, 05/02/2034 (A)		1,303	1,335
Banco de Credito e Inversiones
3.500%, 10/12/2027 (A)		441	413
Banco del Estado de Chile
7.950%, H15T5Y + 3.228% (A)(C)(D)		350	361
Bonos de la Tesoreria de la Republica
3.400%, 10/01/2039 (A)	CLP	2,649,762	3,109
2.000%, 03/01/2035		146,100	147
1.900%, 09/01/2030		3,311,103	3,399
Bonos de la Tesoreria de la Republica en pesos
7.000%, 05/01/2034 (A)		516,535	601
6.000%, 04/01/2033 (A)		1,050,000	1,137
5.800%, 10/01/2034 (A)		430,000	457
5.000%, 10/01/2028 (A)		1,360,000	1,444
5.000%, 03/01/2035		405,000	403
4.700%, 09/01/2030 (A)		2,240,000	2,295
4.500%, 03/01/2026		470,000	509
2.800%, 10/01/2033 (A)		625,000	529
Cencosud
4.375%, 07/17/2027 (A)		$433	413
Chile Electricity Lux MPC S.AR.L.
6.010%, 01/20/2033 (A)		1,150	1,158
Chile Government International Bond
4.950%, 01/05/2036		1,156	1,098
4.850%, 01/22/2029		3,827	3,755
4.000%, 01/31/2052		625	478
3.250%, 09/21/2071		574	349
3.100%, 05/07/2041		997	721
Empresa de los Ferrocarriles del Estado
3.830%, 09/14/2061		500	322
3.068%, 08/18/2050		300	179
Empresa Nacional del Petroleo
6.150%, 05/10/2033		2,600	2,597
6.150%, 05/10/2033 (A)		218	218
4.500%, 09/14/2047		350	259
3.450%, 09/16/2031 (A)		504	427
Nacional del Cobre de Chile
6.440%, 01/26/2036 (A)		2,358	2,403
6.300%, 09/08/2053 (A)		298	291
5.950%, 01/08/2034		1,807	1,785
5.950%, 01/08/2034 (A)		521	515
5.125%, 02/02/2033 (A)		403	379
3.750%, 01/15/2031 (A)		234	207
3.700%, 01/30/2050 (A)		469	316
			34,272

China — 2.0%
China Government Bond
3.720%, 04/12/2051	CNY	2,400	400

SEI Institutional Investments Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.530%, 10/18/2051	CNY	9,860	$1,599
3.270%, 11/19/2030		9,100	1,342
3.190%, 04/15/2053		5,430	838
3.120%, 10/25/2052		9,230	1,403
3.000%, 10/15/2053		4,100	616
2.890%, 11/18/2031		3,000	432
2.880%, 02/25/2033		52,830	7,603
2.800%, 03/24/2029		4,700	669
2.800%, 03/25/2030		25,960	3,702
2.670%, 05/25/2033		12,700	1,797
2.640%, 01/15/2028		26,250	3,696
2.620%, 09/25/2029		4,000	564
2.620%, 06/25/2030		11,000	1,551
2.600%, 09/15/2030		3,000	423
2.600%, 09/01/2032		1,700	239
2.520%, 08/25/2033		2,000	280
China Government International Bond
1.950%, 12/03/2024		$4,294	4,220
1.250%, 10/26/2026 (A)		843	775
1.250%, 10/26/2026		200	184
0.550%, 10/21/2025		428	403
Meituan
3.050%, 10/28/2030		238	205
Shimao Group Holdings
5.600%, 07/15/2026 (E)		2,542	109
5.200%, 01/30/2025 (E)		2,111	84
			33,134

Colombia — 5.4%
AI Candelaria Spain (A)
7.500%, 12/15/2028		470	459
5.750%, 06/15/2033		1,280	1,013
Colombia Government International Bond
9.850%, 06/28/2027	COP	7,914,000	1,956
9.850%, 06/28/2027		994,000	246
8.750%, 11/14/2053		$2,788	2,915
8.000%, 04/20/2033		4,137	4,262
8.000%, 11/14/2035		2,262	2,306
7.500%, 02/02/2034		2,352	2,331
6.125%, 01/18/2041		3,936	3,273
5.625%, 02/26/2044		5,155	3,935
5.200%, 05/15/2049		200	140
5.000%, 06/15/2045		7,158	5,007
4.125%, 02/22/2042		2,128	1,388
4.125%, 05/15/2051		728	432
3.000%, 01/30/2030		666	540
Colombian TES
13.250%, 02/09/2033	COP	10,193,700	2,963
9.250%, 05/28/2042		8,085,800	1,706
7.750%, 09/18/2030		14,954,300	3,390
7.500%, 08/26/2026		16,168,500	3,981
7.250%, 10/18/2034		39,814,200	7,949
7.250%, 10/26/2050		17,413,700	2,888
7.000%, 03/26/2031		20,603,200	4,413

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.000%, 03/26/2031	COP	1,757,100	$378
7.000%, 06/30/2032		25,822,600	5,349
6.250%, 07/09/2036		3,903,100	683
6.000%, 04/28/2028		56,618,500	12,686
5.750%, 11/03/2027		20,916,300	4,742
Ecopetrol
8.875%, 01/13/2033		$520	536
6.875%, 04/29/2030		686	656
5.875%, 11/02/2051		2,004	1,388
Empresas Publicas de Medellin ESP (A)
8.375%, 11/08/2027	COP	3,625,000	827
7.625%, 09/10/2024		2,224,000	564
7.625%, 09/10/2024		1,827,000	464
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (A)		1,408,000	359
7.875%, 08/12/2024		1,095,000	279
Grupo Aval
4.375%, 02/04/2030 (A)		$1,083	905
PA Autopista Rio Magalena
6.050%, 06/15/2036	COP	3,448,381	690
			87,999

Costa Rica — 0.6%
Costa Rica Government International Bond
10.580%, 09/26/2029 (A)	CRC	117,750	269
7.300%, 11/13/2054 (A)		$2,842	2,943
7.158%, 03/12/2045		1,200	1,247
7.000%, 04/04/2044		420	425
7.000%, 04/04/2044		250	253
6.550%, 04/03/2034 (A)		1,509	1,535
6.550%, 04/03/2034		2,704	2,751
			9,423

Côte d'Ivoire — 0.7%
Ivory Coast Government International Bond
8.250%, 01/30/2037 (A)		2,075	2,021
6.875%, 10/17/2040	EUR	5,464	5,024
6.625%, 03/22/2048		2,894	2,482
6.625%, 03/22/2048		883	757
5.250%, 03/22/2030		1,121	1,112
4.875%, 01/30/2032		520	478
			11,874

Czechia — 2.8%
Czechia Government Bond
6.200%, 06/16/2031	CZK	18,270	896
6.000%, 02/26/2026		52,050	2,353
5.750%, 03/29/2029		61,510	2,877
5.500%, 12/12/2028		41,220	1,907
5.000%, 09/30/2030		21,400	978
4.900%, 04/14/2034		134,790	6,169
4.500%, 11/11/2032		38,070	1,692
4.200%, 12/04/2036		12,390	535
3.500%, 05/30/2035		16,940	685
3.000%, 03/03/2033		108,520	4,301

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.750%, 07/23/2029	CZK	29,610	$1,213
2.500%, 08/25/2028		183,820	7,546
2.000%, 10/13/2033		148,250	5,365
1.950%, 07/30/2037		7,800	258
1.750%, 06/23/2032		39,200	1,429
1.500%, 04/24/2040		8,730	256
1.200%, 03/13/2031		18,790	680
1.000%, 06/26/2026		77,590	3,189
0.950%, 05/15/2030		47,180	1,721
0.250%, 02/10/2027		29,920	1,182
0.050%, 11/29/2029		15,750	552
			45,784

Dominican Republic — 1.8%
Dominican Republic Central Bank Notes
13.000%, 12/05/2025 (A)	DOP	371,950	6,413
Dominican Republic International Bond
13.625%, 02/03/2033 (A)		9,000	180
11.250%, 09/15/2035 (A)		46,950	837
9.750%, 06/05/2026		24,700	420
7.050%, 02/03/2031		$7,368	7,571
6.850%, 01/27/2045		5,916	5,792
6.000%, 02/22/2033		903	872
5.875%, 01/30/2060		4,118	3,482
5.300%, 01/21/2041		3,550	3,001
4.875%, 09/23/2032		720	644
			29,212

Ecuador — 1.0%
Ecuador Government International Bond
6.000%, 07/31/2024 (B)		2,702	1,811
6.000%, 07/31/2024 (A)(B)		4,634	3,106
3.500%, 07/31/2024 (A)(B)		1,828	935
3.500%, 07/31/2024 (B)		15,215	7,779
2.500%, 07/31/2024 (B)		2,180	1,008
2.500%, 07/31/2024 (A)(B)		1,127	521
0.000%, 07/31/2030 (A)(F)		949	481
0.000%, 07/31/2030 (F)		461	233
			15,874

Egypt — 2.4%
Egypt Government Bond
14.664%, 10/06/2030	EGP	7,247	99
Egypt Government International Bond
8.875%, 05/29/2050		$4,685	3,756
8.700%, 03/01/2049		6,800	5,389
8.700%, 03/01/2049 (A)		254	201
8.500%, 01/31/2047		5,965	4,646
7.625%, 05/29/2032		1,994	1,699
Egypt Government International Bond MTN
7.300%, 09/30/2033		4,462	3,662
6.375%, 04/11/2031	EUR	2,420	2,155
5.625%, 04/16/2030		1,081	967
Egypt Treasury Bills
32.272%, 09/10/2024 (G)	EGP	19,050	377

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
30.245%, 12/10/2024 (G)	EGP	28,675	$535
29.768%, 03/04/2025 (G)		156,875	2,781
29.001%, 03/18/2025 (G)		267,500	4,695
28.386%, 12/17/2024 (G)		210,900	3,918
28.137%, 06/18/2024 (G)		96,200	2,016
27.897%, 06/04/2024 (G)		41,700	882
25.832%, 12/31/2024 (G)		9,100	167
Egyptian Financial for Sovereign Taskeek
10.875%, 02/28/2026		$1,573	1,630
			39,575

El Salvador — 0.5%
El Salvador Government International Bond
9.500%, 07/15/2052		7,162	5,572
9.250%, 04/17/2030 (A)		767	671
8.250%, 04/10/2032		1,006	780
7.650%, 06/15/2035		563	400
7.125%, 01/20/2050		1,950	1,229
0.250%, 04/17/2030 (A)		427	13
			8,665

Ethiopia — 0.1%
Ethiopia International Bond
6.625%, 12/11/2024 (E)		2,111	1,482
Federal Democratic Republic of Ethiopia
6.625%, 12/11/2024 (A)(E)		545	382
			1,864

Gabon — 0.1%
Gabon Government International Bond
7.000%, 11/24/2031		2,233	1,772
7.000%, 11/24/2031 (A)		293	232
6.950%, 06/16/2025		252	237
			2,241

Ghana — 1.0%
Ghana Government International Bond
10.750%, 10/14/2030		6,725	4,571
10.750%, 10/14/2030 (A)		976	663
8.950%, 03/26/2051 (E)		2,983	1,528
8.875%, 05/07/2042 (E)		410	209
8.750%, 03/11/2061 (E)		1,039	533
8.627%, 06/16/2049 (E)		902	453
8.625%, 04/07/2034 (E)		5,135	2,632
7.875%, 02/11/2035 (E)		1,847	947
7.750%, 04/07/2029 (E)		1,321	672
7.625%, 05/16/2029 (E)		1,276	650
6.375%, 02/11/2027		1,083	551
Republic of Ghana Government Bonds
10.000%, 02/02/2038	GHS	698	17
9.850%, 02/03/2037		693	17
9.700%, 02/05/2036		692	17
9.550%, 02/06/2035		691	18
9.400%, 02/07/2034		691	18
9.250%, 02/08/2033		3,052	82

SEI Institutional Investments Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
9.100%, 02/10/2032	GHS	3,049	$86
8.950%, 02/11/2031		10,540	312
8.800%, 02/12/2030		14,684	468
8.650%, 02/13/2029		20,907	728
8.500%, 02/15/2028		5,207	202
8.350%, 02/16/2027		10,183	449
			15,823

Guatemala — 0.6%
CT Trust
5.125%, 02/03/2032 (A)		$340	295
Guatemala Government Bond
7.050%, 10/04/2032		463	481
6.600%, 06/13/2036 (A)		2,060	2,055
6.600%, 06/13/2036		1,807	1,802
6.125%, 06/01/2050		3,282	2,950
5.375%, 04/24/2032		560	526
4.875%, 02/13/2028		707	673
3.700%, 10/07/2033		855	688
			9,470

Honduras — 0.1%
Honduras Government International Bond
6.250%, 01/19/2027		479	457
5.625%, 06/24/2030		1,689	1,463
			1,920

Hong Kong — 0.0%
NWD
4.125%, 07/18/2029		482	357

Hungary — 3.2%
Hungary Government Bond
9.500%, 10/21/2026	HUF	881,530	2,584
7.000%, 10/24/2035		95,230	267
6.750%, 10/22/2028		4,110,640	11,367
5.500%, 06/24/2025		454,160	1,247
4.750%, 11/24/2032		2,974,880	7,167
4.500%, 03/23/2028		1,960,470	5,033
4.500%, 05/27/2032		34,830	83
3.250%, 10/22/2031		389,450	863
3.000%, 10/27/2027		560,260	1,380
3.000%, 08/21/2030		602,170	1,353
3.000%, 10/27/2038		1,082,580	1,957
3.000%, 04/25/2041		407,260	694
2.250%, 04/20/2033		728,990	1,424
2.000%, 05/23/2029		1,100,470	2,444
Hungary Government International Bond
6.125%, 05/22/2028 (A)		$1,228	1,248
6.125%, 05/22/2028		2,658	2,702
5.500%, 03/26/2036 (A)		3,842	3,656
3.125%, 09/21/2051		7,624	4,727
3.125%, 09/21/2051 (A)		584	362
2.125%, 09/22/2031 (A)		1,838	1,440

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Magyar Export-Import Bank Zrt
6.000%, 05/16/2029	EUR	403	$459
			52,457

India — 0.5%
Adani Electricity Mumbai
3.949%, 02/12/2030 (A)		$628	525
Adani Green Energy UP
6.700%, 03/12/2042 (A)		550	511
Adani Renewable Energy RJ MTN
4.625%, 10/15/2039		949	754
Export-Import Bank of India
5.500%, 01/18/2033		875	876
Export-Import Bank of India MTN
3.250%, 01/15/2030		545	487
2.250%, 01/13/2031		1,252	1,028
Greenko Power II
4.300%, 12/13/2028		639	578
India Government Bond
7.180%, 08/14/2033	INR	227,550	2,746
Power Finance MTN
3.950%, 04/23/2030 (A)		$486	443
Vedanta Resources Finance II
13.875%, 12/09/2028		890	849
			8,797

Indonesia — 5.7%
Indonesia Asahan Aluminium
5.800%, 05/15/2050 (A)		1,683	1,534
Indonesia Government International Bond
5.650%, 01/11/2053		2,967	2,969
4.850%, 01/11/2033		300	291
4.700%, 02/10/2034		619	591
4.650%, 09/20/2032		2,109	2,013
4.550%, 01/11/2028		2,192	2,132
4.400%, 03/10/2029		624	602
3.550%, 03/31/2032		3,620	3,206
2.850%, 02/14/2030		3,132	2,755
1.400%, 10/30/2031	EUR	1,430	1,301
1.300%, 03/23/2034		332	281
1.100%, 03/12/2033		690	592
Indonesia Treasury Bond
9.000%, 03/15/2029	IDR	34,386,000	2,289
8.750%, 05/15/2031		16,958,000	1,144
8.375% 03/15/2034		22,103,000	1,491
8.375%, 04/15/2039		69,773,000	4,834
8.250%, 05/15/2029		20,456,000	1,325
8.250%, 05/15/2036		98,860,000	6,697
7.500%, 08/15/2032		28,416,000	1,804
7.500%, 06/15/2035		34,948,000	2,239
7.500%, 04/15/2040		25,556,000	1,644
7.125%, 06/15/2038		145,690,000	9,072
7.125%, 06/15/2042		25,817,000	1,606
7.125%, 06/15/2043		26,330,000	1,639

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.000%, 09/15/2030	IDR	62,341,000	$3,850
7.000%, 02/15/2033		88,377,000	5,455
6.875%, 04/15/2029		80,401,000	4,942
6.875%, 08/15/2051		12,626,000	762
6.625%, 02/15/2034		103,122,000	6,208
6.500%, 06/15/2025		14,125,000	868
6.500%, 02/15/2031		40,160,000	2,414
6.375%, 08/15/2028		82,150,000	4,973
6.375%, 04/15/2032		19,045,000	1,135
6.375%, 07/15/2037		2,200,000	129
5.125%, 04/15/2027		30,236,000	1,782
Medco Bell Pte
6.375%, 01/30/2027 (A)		$626	612
Minejesa Capital BV
5.625%, 08/10/2037 (A)		1,448	1,289
5.625%, 08/10/2037		800	713
Perusahaan Perseroan Persero Perusahaan Listrik Negara
1.875%, 11/05/2031 (A)	EUR	1,143	1,021
1.875%, 11/05/2031		350	313
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
6.150%, 05/21/2048		$770	755
5.250%, 10/24/2042		1,097	985
5.250%, 05/15/2047		710	622
4.375%, 02/05/2050 (A)		355	270
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (A)		665	652
			93,801

Iraq — 0.1%
Iraq International Bond
5.800%, 01/15/2028 (H)		1,818	1,720

Israel — 0.4%
Israel Electric
8.100%, 12/15/2096		2,000	2,222
Israel Government International Bond
5.750%, 03/12/2054		2,871	2,594
5.500%, 03/12/2034		1,059	1,014
4.500%, 04/03/2120		1,243	876
Leviathan Bond
6.750%, 06/30/2030 (A)		370	336
			7,042

Jamaica — 0.3%
Jamaica Government International Bond
9.625%, 11/03/2030	JMD	602,500	4,085
TransJamican Highway
5.750%, 10/10/2036		$989	875
			4,960

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Jordan — 0.4%
Jordan Government International Bond
7.500%, 01/13/2029 (A)		$1,954	$1,954
7.500%, 01/13/2029		668	668
7.375%, 10/10/2047		4,512	3,923
			6,545

Kazakhstan — 0.6%
Development Bank of Kazakhstan JSC
5.500%, 04/15/2027 (A)		549	546
Kazakhstan Government International Bond
4.875%, 10/14/2044		1,140	1,083
KazMunayGas National JSC
6.375%, 10/24/2048 (A)		1,418	1,298
6.375%, 10/24/2048		1,150	1,053
5.750%, 04/19/2047 (A)		3,149	2,677
KazMunayGas National JSC MTN
5.375%, 04/24/2030		820	791
QazaqGaz NC JSC
4.375%, 09/26/2027		634	595
4.375%, 09/26/2027 (A)		533	501
Tengizchevroil Finance International
3.250%, 08/15/2030 (A)		630	515
			9,059

Kenya — 0.4%
Kenya Government International Bond
8.250%, 02/28/2048		3,887	3,242
Republic of Kenya Government International Bond
9.750%, 02/16/2031 (A)		2,404	2,398
Republic of Kenya Infrastructure Bond
18.461%, 08/09/2032	KES	72,500	587
			6,227

Kuwait — 0.0%
NBK Tier 1 Financing 2
4.500%, CMTUSD6Y + 2.832% (A)(C)(D)		$693	669

Latvia — 0.2%
Latvia Government International Bond MTN
5.125%, 07/30/2034 (A)		3,589	3,528

Lebanon — 0.2%
Lebanon Government International Bond
8.250%, 05/17/2034 (E)		11,222	758
Lebanon Government International Bond MTN
8.250%, 12/31/2023 (E)		6,521	450
7.000%, 03/20/2028 (E)		2,671	181
6.850%, 05/25/2029 (E)		522	36
6.650%, 11/03/2028 (E)		3,507	241
6.650%, 02/26/2030 (E)		2,063	143
6.600%, 11/27/2026 (E)		1,900	123

SEI Institutional Investments Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.400%, 05/26/2023 (E)		$2,645	$183
6.375%, 12/31/2023 (E)		3,638	244
6.250%, 05/27/2022 (E)		409	28
6.150%, 12/31/2023 (E)		4,039	275
6.100%, 10/04/2022 (E)		2,965	178
6.100%, 10/04/2022 (E)		2,501	151
5.800%, 04/14/2023 (E)		6,282	427
			3,418

Malaysia — 5.4%
Khazanah Global Sukuk MTN
4.687%, 06/01/2028		1,110	1,083
Malaysia Government Bond
5.248% 09/15/2028	MYR	2,230	503
4.935% 09/30/2043		1,200	281
4.893%, 06/08/2038		29,788	6,906
4.762%, 04/07/2037		3,291	751
4.696%, 10/15/2042		25,889	5,900
4.642%, 11/07/2033		7,932	1,782
4.504%, 04/30/2029		1,300	286
4.498% 04/15/2030		12,204	2,687
4.457%, 03/31/2053		5,734	1,264
4.254%, 05/31/2035		8,323	1,816
4.065%, 06/15/2050		15,006	3,104
4.054%, 04/18/2039		1,201	256
3.955% 09/15/2025		25,472	5,449
3.906%, 07/15/2026		6,407	1,372
3.900% 11/30/2026		5,756	1,234
3.899%, 11/16/2027		14,200	3,044
3.885%, 08/15/2029		16,004	3,427
3.882%, 03/14/2025		8,724	1,861
3.828%, 07/05/2034		49,153	10,380
3.757%, 05/22/2040		20,517	4,190
3.733%, 06/15/2028		23,780	5,064
3.582%, 07/15/2032		16,060	3,343
3.519%, 04/20/2028		9,638	2,037
3.502% 05/31/2027		11,695	2,478
3.478%, 06/14/2024		11,717	2,489
2.632%, 04/15/2031		27,710	5,453
Malaysia Government Investment Issue
4.369%, 10/31/2028		2,000	437
4.119%, 11/30/2034		5,418	1,170
4.070% 09/30/2026		14,000	3,010
Petronas Capital MTN
3.500%, 04/21/2030		$1,427	1,302
3.404%, 04/28/2061		2,186	1,441
2.480%, 01/28/2032		3,242	2,678
			88,478

Mexico — 7.7%
America Movil
7.125%, 12/09/2024	MXN	23,310	1,332
Cemex (D)
9.125%, H15T5Y + 5.157% (A)(C)		$774	832

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
9.125%, H15T5Y + 5.157% (C)		$360	$387
5.125%, H15T5Y + 4.534% (A)(C)		277	266
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	52,305	2,879
6.264%, 02/15/2052 (A)		$405	349
4.750%, 02/23/2027 (A)		6	6
4.688%, 05/15/2029 (A)		707	663
3.875%, 07/26/2033		800	649
3.348%, 02/09/2031 (A)		605	504
Mexican Bonos
10.000% 12/05/2024	MXN	1,481	86
8.500% 05/31/2029		221,134	12,257
8.500% 11/18/2038		215,080	11,335
8.000%, 05/24/2035		16,500	843
8.000%, 11/07/2047		103,063	5,028
8.000%, 07/31/2053		53,638	2,593
7.750% 05/29/2031		304,561	15,986
7.750% 11/13/2042		102,088	4,909
7.500% 06/03/2027		232,617	12,710
7.500%, 05/26/2033		78,539	3,979
7.000%, 09/03/2026		10,678	583
5.750%, 03/05/2026		19,946	1,079
5.750% 03/05/2026		75,436	4,079
5.500%, 03/04/2027		37,040	1,930
Mexico City Airport Trust
5.500%, 07/31/2047 (A)		$638	542
Mexico Government International Bond
6.000%, 05/07/2036		1,673	1,642
5.000%, 05/07/2029		2,141	2,086
4.600%, 01/23/2046		1,681	1,309
2.659%, 05/24/2031		2,742	2,256
Mexico Government International Bond MTN
5.750%, 10/12/2110		2,690	2,242
5.625%, 03/19/2114	GBP	7,800	7,503
Minera Mexico
4.500%, 01/26/2050 (A)		$660	508
Petroleos Mexicanos
7.690%, 01/23/2050		11,879	8,653
6.625%, 06/15/2035		3,090	2,374
6.375%, 01/23/2045		1,180	774
5.950%, 01/28/2031		574	466
Petroleos Mexicanos MTN
6.750%, 09/21/2047		9,762	6,557
Poinsettia Finance
6.625%, 06/17/2031		5,132	4,461
			126,637

Mongolia — 0.3%
Development Bank of Mongolia LLC
11.000%, 03/07/2026		1,200	1,218
Mongolia Government International Bond
8.650%, 01/19/2028 (A)		1,386	1,447
8.650%, 01/19/2028		368	384

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.875%, 06/05/2029 (A)		$510	$520
7.875%, 06/05/2029		450	459
3.500%, 07/07/2027		470	423
			4,451

Montenegro — 0.1%
Montenegro Government International Bond
7.250%, 03/12/2031 (A)		785	788

Morocco — 0.4%
Morocco Government International Bond
6.500%, 09/08/2033 (A)		1,213	1,239
6.500%, 09/08/2033		531	542
5.950%, 03/08/2028 (A)		819	818
3.000%, 12/15/2032		204	162
OCP (A)
7.500%, 05/02/2054		2,239	2,232
5.125%, 06/23/2051		2,272	1,678
			6,671

Mozambique — 0.1%
Mozambique International Bond
9.000%, 09/15/2031 (A)(B)		1,601	1,313
9.000%, 09/15/2031 (B)		400	328
			1,641

Nigeria — 1.0%
Nigeria Government International Bond
9.248%, 01/21/2049		580	521
8.747%, 01/21/2031		1,496	1,407
7.875%, 02/16/2032		1,402	1,235
7.696%, 02/23/2038		1,720	1,357
Nigeria Government International Bond MTN
8.375%, 03/24/2029		379	361
8.250%, 09/28/2051		2,784	2,192
7.375%, 09/28/2033		6,167	5,133
Nigeria OMO Bill
26.334%, 05/20/2025 (G)	NGN	6,058,742	3,196
Nigeria Treasury Bill
24.355%, 03/27/2025 (G)		2,549,240	1,391
23.596%, 03/06/2025 (G)		445,888	247
			17,040

North Macedonia — 0.1%
North Macedonia Government International Bond
1.625%, 03/10/2028	EUR	2,000	1,890

Oman — 1.2%
EDO Sukuk
5.875%, 09/21/2033 (A)		$1,147	1,159
Oman Government International Bond
7.000%, 01/25/2051		635	659

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.750%, 10/28/2027 (A)		$1,605	$1,653
6.750%, 10/28/2027		7,272	7,492
6.750%, 01/17/2048		7,399	7,441
6.500%, 03/08/2047 (A)		897	878
6.500%, 03/08/2047		402	394
			19,676

Pakistan — 0.2%
Pakistan Global Sukuk Programme
7.950%, 01/31/2029		463	412
Pakistan Government International Bond
8.250%, 09/30/2025		292	277
Pakistan Government International Bond MTN
8.875%, 04/08/2051		3,816	2,986
7.375%, 04/08/2031		230	188
			3,863

Panama — 1.3%
Aeropuerto Internacional de Tocumen
5.125%, 08/11/2061 (A)		469	339
Banco Nacional de Panama
2.500%, 08/11/2030 (A)		320	246
Empresa de Transmision Electrica
5.125%, 05/02/2049 (A)		873	624
Panama Bonos del Tesoro
3.362%, 06/30/2031		3,215	2,554
Panama Government International Bond
9.375%, 04/01/2029		275	305
8.125%, 04/28/2034		699	743
8.000%, 03/01/2038		2,774	2,901
7.500%, 03/01/2031		383	395
6.875%, 01/31/2036		342	330
6.853%, 03/28/2054		775	696
6.700%, 01/26/2036		886	848
6.400%, 02/14/2035		2,670	2,509
4.500%, 04/16/2050		6,598	4,356
4.500%, 04/01/2056		1,935	1,228
4.500%, 01/19/2063		1,771	1,110
2.252%, 09/29/2032		2,413	1,716
Telecomunicaciones Digitales
4.500%, 01/30/2030 (A)		227	199
			21,099

Papua New Guinea — 0.1%
Papua New Guinea Government International Bond
8.375%, 10/04/2028		850	806

Paraguay — 0.6%
Paraguay Government International Bond
7.900%, 02/09/2031 (A)	PYG	22,253,000	3,043
7.900%, 02/09/2031		17,939,000	2,453
5.850%, 08/21/2033 (A)		$1,790	1,760
5.600%, 03/13/2048		367	324

SEI Institutional Investments Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.400%, 03/30/2050		$946	$811
4.950%, 04/28/2031		567	538
			8,929

Peru — 3.4%
ABY Transmission Sur
6.875%, 04/30/2043 (A)		299	311
Kallpa Generacion SA
4.125%, 08/16/2027 (A)		275	262
Peru Government Bond
7.300%, 08/12/2033 (A)	PEN	9,380	2,562
6.950%, 08/12/2031		82	22
6.900%, 08/12/2037		1,744	448
6.150%, 08/12/2032		18,461	4,731
5.940%, 02/12/2029		15,511	4,147
5.400%, 08/12/2034		33,545	7,880
5.350%, 08/12/2040		3,082	671
Peruvian Government International Bond
8.200%, 08/12/2026		18	5
6.950%, 08/12/2031 (A)		3,666	998
6.950%, 08/12/2031		15,750	4,290
6.900% 08/12/2037		8,544	2,196
6.900%, 08/12/2037		4,007	1,030
6.850%, 02/12/2042		882	225
6.350%, 08/12/2028		13,816	3,778
5.940%, 02/12/2029		13,804	3,691
5.400%, 08/12/2034		1,738	408
3.600%, 01/15/2072		$1,900	1,190
3.230%, 07/28/2121		586	319
2.783%, 01/23/2031		5,546	4,664
1.950%, 11/17/2036	EUR	2,211	1,824
1.250%, 03/11/2033		1,148	970
Petroleos del Peru
5.625%, 06/19/2047 (A)		$1,432	865
5.625%, 06/19/2047		11,766	7,108
4.750%, 06/19/2032 (A)		904	652
			55,247

Philippines — 1.0%
Philippine Government Bond
6.750%, 09/15/2032	PHP	39,970	685
6.625%, 08/17/2033		32,140	541
6.250%, 01/25/2034		73,760	1,218
Philippine Government International Bond
5.600%, 05/14/2049		$2,082	2,063
5.500%, 01/17/2048		1,000	984
5.170%, 10/13/2027		3,565	3,555
2.950%, 05/05/2045		1,200	808
2.650%, 12/10/2045		1,666	1,058
1.950%, 01/06/2032		5,525	4,376
1.750%, 04/28/2041	EUR	386	297
1.648%, 06/10/2031		$814	642
			16,227

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Poland — 3.0%
Bank Gospodarstwa Krajowego
6.250%, 10/31/2028		$200	$206
Bank Gospodarstwa Krajowego MTN
5.375%, 05/22/2033		575	564
5.125%, 02/22/2033	EUR	754	877
0.500%, 07/08/2031		140	119
Poland Government Bond
7.500%, 07/25/2028	PLN	27,560	7,497
3.750%, 05/25/2027		18,320	4,450
2.750%, 10/25/2029		7,101	1,572
2.500% 07/25/2026		8,724	2,092
2.500%, 07/25/2027		9,731	2,269
1.750%, 04/25/2032		28,396	5,449
1.250%, 10/25/2030		7,679	1,504
Republic of Poland Government Bond
6.000%, 10/25/2033		10,491	2,719
3.250%, 07/25/2025		4,776	1,188
Republic of Poland Government International Bond
5.500%, 04/04/2053		$382	369
5.500%, 03/18/2054		5,899	5,655
5.125%, 09/18/2034		8,900	8,682
4.875%, 10/04/2033		1,404	1,354
4.625%, 03/18/2029		1,452	1,423
4.125%, 01/11/2044	EUR	328	352
3.625%, 01/11/2034		376	403
			48,744

Qatar — 0.7%
Qatar Government International Bond
4.817%, 03/14/2049		$1,828	1,661
4.500%, 04/23/2028		4,406	4,331
Qatar Government International Bond MTN (A)
4.750%, 05/29/2034		3,420	3,374
4.625%, 05/29/2029		1,824	1,813
QatarEnergy (A)
3.300%, 07/12/2051		382	262
3.125%, 07/12/2041		466	341
			11,782

Romania — 2.3%
Romania Government Bond
8.750%, 10/30/2028	RON	2,830	668
8.250%, 09/29/2032		12,475	2,965
8.000%, 04/29/2030		4,850	1,121
7.900%, 02/24/2038		965	227
7.350%, 04/28/2031		995	225
6.700%, 02/25/2032		13,850	3,004
4.850%, 07/25/2029		1,155	233
4.750%, 10/11/2034		1,860	342
4.150%, 01/26/2028		965	196
3.250%, 06/24/2026		1,975	408

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.500%, 10/25/2027	RON	4,905	$947
Romanian Government International Bond
7.125%, 01/17/2033 (A)		$2,902	3,043
7.125%, 01/17/2033		114	120
6.375%, 01/30/2034 (A)		5,060	5,041
5.875%, 01/30/2029 (A)		1,314	1,301
4.000%, 02/14/2051		2,298	1,578
Romanian Government International Bond MTN
7.625%, 01/17/2053		4,400	4,764
6.375%, 09/18/2033	EUR	561	644
5.625%, 02/22/2036		939	1,005
5.625%, 02/22/2036 (A)		400	428
3.875%, 10/29/2035		1,450	1,339
3.750%, 02/07/2034		5,622	5,289
3.375%, 01/28/2050		247	182
2.124%, 07/16/2031		166	146
2.000%, 01/28/2032		906	775
2.000%, 04/14/2033		1,001	825
			36,816

Russia — 0.0%
Vnesheconombank Via VEB Finance
6.800%, 11/22/2025 (A)		$600	30
6.800%, 11/22/2025 (H)		240	13
			43

Rwanda — 0.0%
Rwanda International Government Bond
5.500%, 08/09/2031		200	162

Saudi Arabia — 1.4%
Acwa Power Management And Investments One
5.950%, 12/15/2039		3,409	3,272
Gaci First Investment
4.875%, 02/14/2035		878	824
Saudi Government International Bond
4.750%, 01/16/2030 (A)		7,737	7,528
Saudi Government International Bond MTN
5.750%, 01/16/2054		3,802	3,659
5.000%, 04/17/2049		208	184
5.000%, 01/18/2053		4,100	3,578
4.625%, 10/04/2047 (A)		2,539	2,143
4.625%, 10/04/2047		700	591
2.250%, 02/02/2033		1,763	1,395
			23,174

Senegal — 0.2%
Senegal Government International Bond
6.750%, 03/13/2048		1,780	1,295
5.375%, 06/08/2037	EUR	990	784
4.750%, 03/13/2028		530	524
			2,603

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Serbia — 0.3%
Serbia International Bond
6.500%, 09/26/2033 (A)		$411	$412
6.500%, 09/26/2033		200	201
6.250%, 05/26/2028 (A)		423	427
2.125%, 12/01/2030		1,049	829
1.650%, 03/03/2033	EUR	814	662
1.500%, 06/26/2029		588	539
Serbia International Bond MTN
2.050%, 09/23/2036		2,126	1,638
Serbia Treasury Bonds
5.875%, 02/08/2028	RSD	61,170	583
4.500%, 01/11/2026		24,780	228
4.500%, 08/20/2032		14,680	124
			5,643

South Africa — 6.8%
Bidvest Group
3.625%, 09/23/2026 (A)		$528	488
Eskom Holdings SOC Ltd
4.314%, 07/23/2027		1,202	1,100
Eskom Holdings SOC Ltd MTN
8.450%, 08/10/2028 (A)		1,784	1,768
7.500%, 09/15/2033	ZAR	52,000	1,963
Sasol Financing USA LLC
8.750%, 05/03/2029 (A)		$422	422
6.500%, 09/27/2028		540	510
4.375%, 09/18/2026		532	498
South Africa Government International Bond
10.500% 12/21/2026	ZAR	33	2
9.000%, 01/31/2040		326,542	12,907
8.875% 02/28/2035		132,400	5,612
8.750% 01/31/2044		438,609	16,405
8.750% 02/28/2048		303,045	11,228
8.500% 01/31/2037		325,062	12,813
8.250% 03/31/2032		68,652	3,039
8.000%, 01/31/2030		260,539	12,277
7.300%, 04/20/2052		$2,005	1,720
7.000% 02/28/2031	ZAR	152,432	6,513
6.500% 02/28/2041		159,983	4,891
6.250% 03/31/2036		135,429	4,503
5.875%, 06/22/2030		$199	185
5.875%, 04/20/2032		2,129	1,914
5.750%, 09/30/2049		13,891	9,972
5.650%, 09/27/2047		284	204
Transnet SOC
8.250%, 02/06/2028 (A)		799	788
			111,722

Sri Lanka — 1.0%
Sri Lanka Government Bond
11.500%, 12/15/2028	LKR	181,000	609

SEI Institutional Investments Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Sri Lanka Government International Bond
7.550%, 03/28/2030 (E)		$3,037	$1,754
6.850%, 03/14/2024 (E)		1,445	833
6.850%, 11/03/2025 (E)		1,090	639
6.825%, 07/18/2026 (A)(E)		1,612	943
6.825%, 07/18/2026 (E)		800	468
6.750%, 04/18/2028 (E)		2,000	1,168
6.750%, 04/18/2028 (A)(E)		9,110	5,318
6.350%, 06/28/2024 (E)		472	271
6.200%, 05/11/2027 (E)		3,486	2,041
5.750%, 04/18/2023 (E)		1,512	864
Sri Lanka Treasury Bill
10.314%, 09/20/2024 (G)	LKR	181,000	584
			15,492

Supranational — 1.0%
Africa Finance
2.875%, 04/28/2028 (A)		$2,227	1,957
African Export-Import Bank
3.798%, 05/17/2031 (A)		301	256
Asian Development Bank MTN
13.000%, 03/07/2025	COP	2,873,000	750
12.750%, 03/03/2025		4,561,000	1,192
11.200%, 01/31/2025		2,541,000	652
0.000%, 04/20/2043 (F)	MXN	10,000	93
Asian Infrastructure Investment Bank MTN
0.000%, 02/08/2038 (F)		21,800	320
Banque Ouest Africaine de Developpement
5.000%, 07/27/2027 (A)		$1,274	1,208
4.700%, 10/22/2031 (A)		934	805
4.700%, 10/22/2031		430	371
International Bank for Reconstruction & Development MTN
6.750%, 07/13/2029	INR	264,300	3,101
6.500%, 04/17/2030		122,200	1,417
International Finance MTN
0.000%, 08/16/2028 (F)	COP	23,400,000	4,015
			16,137

Suriname — 0.1%
Suriname Government International Bond
7.950%, 07/15/2033 (A)		$2,003	1,848

Tajikistan — 0.0%
Republic of Tajikistan International Bond
7.125%, 09/14/2027		500	470

Thailand — 2.6%
Thailand Government Bond
4.875% 06/22/2029	THB	15,000	452
3.450%, 06/17/2043		103,608	2,873
3.400% 06/17/2036		87,115	2,461
3.390%, 06/17/2037		58,473	1,650
3.350%, 06/17/2033		370,348	10,506

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.300%, 06/17/2038	THB	112,879	$3,150
2.875%, 12/17/2028		3,900	108
2.875%, 06/17/2046		4,865	121
2.800%, 06/17/2034		9,427	255
2.750%, 06/17/2052		2,778	65
2.650%, 06/17/2028		559,170	15,299
2.400%, 03/17/2029		8,310	224
2.000%, 06/17/2042		108,280	2,465
1.600%, 06/17/2035		2,000	48
1.585%, 12/17/2035		1,182	28
1.250% 03/12/2028		89,018	2,332
			42,037

Trinidad & Tobago — 0.1%
Telecommunications Services of Trinidad & Tobago
8.875%, 10/18/2029		$1,100	1,078
Trinidad & Tobago Government International Bond
5.950%, 01/14/2031 (A)		1,188	1,172
			2,250

Tunisia — 0.1%
Tunisian Republic
6.375%, 07/15/2026	EUR	889	812
6.375%, 07/15/2026 (A)		650	594
5.750%, 01/30/2025		$441	414
			1,820

Turkiye — 2.7%
Hazine Mustesarligi Varlik Kiralama
8.509%, 01/14/2029 (A)		5,843	6,172
Istanbul Metropolitan Municipality
10.500%, 12/06/2028 (A)		900	965
10.500%, 12/06/2028		318	341
TC Ziraat Bankasi
8.994%, H15T5Y + 4.327%, 08/02/2034 (A)(C)		482	490
Turkiye Government Bond
31.080%, 11/08/2028	TRY	99,921	3,173
26.200%, 10/05/2033		220,383	6,787
17.800%, 07/13/2033		13,348	294
17.300%, 07/19/2028		67,238	1,548
12.600%, 10/01/2025		47,753	1,101
1.500%, 06/18/2025		84,974	2,529
Turkiye Government International Bond
9.375%, 03/14/2029		$269	292
9.125%, 07/13/2030		2,945	3,198
7.625%, 05/15/2034		4,815	4,828
5.875%, 05/21/2030	EUR	979	1,066
5.750%, 05/11/2047		$10,050	7,676
4.875%, 04/16/2043		1,600	1,124
Turkiye Ihracat Kredi Bankasi (A)
9.375%, 01/31/2026		539	562
7.500%, 02/06/2028		359	360

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Turkiye Vakiflar Bankasi TAO
9.000%, 10/12/2028 (A)		$726	$761
			43,267

Uganda — 0.3%
Republic of Uganda Government Bonds
16.000%, 05/14/2037	UGX	2,953,600	747
15.000%, 05/20/2032		8,910,800	2,205
14.250%, 06/22/2034		5,200,000	1,215
			4,167

Ukraine — 0.7%
NAK Naftogaz Ukraine via Kondor Finance
7.125%, 07/19/2026 (E)	EUR	647	455
NPC Ukrenergo
6.875%, 11/09/2026 (A)(E)		$1,085	397
State Agency of Roads of Ukraine
6.250%, 06/24/2030 (A)(E)		554	152
Ukraine Government Bond
15.840%, 02/26/2025 (E)	UAH	92,615	1,742
Ukraine Government International Bond
9.750%, 11/01/2030 (E)		$846	257
8.994%, 02/01/2026 (E)		1,648	519
7.750%, 09/01/2027 (A)(E)		3,051	866
7.750%, 09/01/2028 (E)		4,180	1,211
7.750%, 09/01/2028 (A)(E)		2,005	579
7.750%, 09/01/2029 (E)		3,656	1,046
7.750%, 08/01/2041 (A)(C)(E)		2,022	1,045
7.750%, 08/01/2041 (C)(E)		1,180	610
7.375%, 09/25/2034 (E)		1,891	503
7.253%, 03/15/2035 (E)		3,131	837
6.876%, 05/21/2031 (E)		3,434	905
6.876%, 05/21/2031 (A)(E)		423	112
6.750%, 06/20/2028 (E)	EUR	1,487	440
			11,676

United Arab Emirates — 1.1%
Abu Dhabi Crude Oil Pipeline LLC
4.600%, 11/02/2047 (A)		$1,208	1,064
4.600%, 11/02/2047		550	485
Abu Dhabi Developmental Holding PJSC
5.375%, 05/08/2029 (A)		1,568	1,577
Abu Dhabi Government International Bond
5.500%, 04/30/2054 (A)		2,485	2,468
5.000%, 04/30/2034 (A)		1,593	1,593
3.125%, 09/30/2049		1,466	997
Abu Dhabi Government International Bond MTN
3.000%, 09/15/2051 (A)		764	499
1.700%, 03/02/2031		6,745	5,493
Emirate of Dubai Government International Bonds MTN
3.900%, 09/09/2050		670	485

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Finance Department Government of Sharjah MTN
4.000%, 07/28/2050 (A)		$2,246	$1,441
4.000%, 07/28/2050		1,900	1,219
Galaxy Pipeline Assets Bidco
2.625%, 03/31/2036 (A)		827	664
MDGH GMTN RSC MTN
4.375%, 11/22/2033 (A)		319	297
UAE International Government Bond MTN
4.951%, 07/07/2052		282	259
			18,541

United States — 0.3%
JPMorgan Chase Bank MTN (A)
8.375%, 04/19/2039	IDR	1,563,000	101
7.000%, 09/18/2030 (C)		79,860,000	4,932
Sagicor Financial
5.300%, 05/13/2028		$512	490
			5,523

Uruguay — 1.1%
Uruguay Government International Bond
9.750%, 07/20/2033	UYU	320,800	8,518
8.500%, 03/15/2028		34	1
8.250%, 05/21/2031		11,959	293
5.750%, 10/28/2034		$5,621	5,796
5.100%, 06/18/2050		479	446
4.375%, 01/23/2031		683	659
3.400%, 05/16/2045	UYU	101,327	2,615
			18,328

Uzbekistan — 0.4%
Republic of Uzbekistan International Bond
6.900%, 02/28/2032 (A)		$1,107	1,080
3.900%, 10/19/2031		281	228
Uzauto Motors AJ
4.850%, 05/04/2026		2,050	1,901
4.850%, 05/04/2026 (A)		1,931	1,790
Uzbekneftegaz JSC
4.750%, 11/16/2028		1,350	1,130
4.750%, 11/16/2028 (A)		864	722
			6,851

Venezuela — 0.7%
Petroleos de Venezuela
9.750%, 05/17/2035 (E)		3,802	519
6.000%, 05/16/2024 (E)		5,886	703
6.000%, 05/16/2024 (E)		4,270	511
6.000%, 05/16/2024 (E)		1,477	177
6.000%, 11/15/2026 (E)		23,507	2,824
5.500%, 04/12/2037 (E)		1,620	190
5.375%, 04/12/2027 (E)		7,825	928
Venezuela Government International Bond
11.950%, 08/05/2031 (E)		10,800	1,987
9.250%, 05/07/2028 (E)		4,965	815

SEI Institutional Investments Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
9.000%, 05/07/2024 (E)		$4,100	$701
8.250%, 10/13/2024 (E)		4,151	662
7.750%, 10/13/2019 (E)		11,216	1,638
			11,655

Vietnam — 0.1%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029 (A)		1,422	1,345

Zambia — 1.0%
Zambia Government Bond
13.000%, 08/29/2026	ZMW	2,040	71
13.000%, 12/18/2027		8,370	262
13.000%, 01/25/2031		56,225	1,450
12.000%, 02/21/2029		8,366	232
11.000%, 01/25/2026		27,670	970
11.000%, 06/28/2026		118,640	4,015
11.000%, 08/21/2028		16,734	458
10.000%, 06/28/2024		72,340	2,780
Zambia Government International Bond
8.970%, 07/30/2027 (E)		$3,826	2,908
8.500%, 04/14/2024 (E)		520	397
8.500%, 04/14/2024 (E)		280	214
5.375%, 09/20/2022 (E)		3,693	2,520
5.375%, 09/20/2022 (A)(E)		543	371
			16,648

Total Global Bonds
(Cost $1,597,413) ($ Thousands)			1,521,706

U.S. TREASURY OBLIGATIONS — 2.2%
U.S. Treasury Bill
5.287%, 10/10/2024 (G)		4,549	4,464
U.S. Treasury Notes
5.566%, USBMMY3M + 0.245%, 01/31/2026 (C)		8,830	8,849
5.471%, USBMMY3M + 0.150%, 04/30/2026 (C)		4,000	4,002
3.125%, 08/31/2029		19,700	18,435

Total U.S. Treasury Obligations
(Cost $35,587) ($ Thousands)			35,750

Total Investments in Securities — 95.3%
(Cost $1,633,000) ($ Thousands)			$1,557,456

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Emerging Markets Debt Fund (Continued)

A list of the open futures contracts held by the Fund at May 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro-Bobl	32	Sep-2024	$4,000	$4,009	$3
Korea 3-Year Bond	273	Jun-2024	21,556	20,560	(114)
U.S. 2-Year Treasury Note	58	Sep-2024	11,810	11,815	5
U.S. 5-Year Treasury Note	299	Sep-2024	31,637	31,633	(4)
U.S. 10-Year Treasury Note	149	Sep-2024	16,241	16,211	(30)
U.S. Long Treasury Bond	72	Sep-2024	8,412	8,356	(56)
U.S. Ultra Long Treasury Bond	35	Sep-2024	4,327	4,285	(42)
			97,983	96,869	(238)
Short Contracts
Euro-Bobl	(46)	Jun-2024	$(5,777)	$(5,790)	$(5)
Euro-Bund 10-Year Bond	(157)	Jun-2024	(22,563)	(22,044)	497
Euro-Buxl	(29)	Jun-2024	(4,179)	(3,980)	194
Euro-Schatz	(4)	Jun-2024	(459)	(456)	3
			(32,978)	(32,270)	689
			$65,005	$64,599	$451

A list of the open forward foreign currency contracts held by the Fund at May 31, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	06/28/24	USD	488	ZAR	9,370	$9
Barclays PLC	06/05/24	EUR	528	USD	571	(3)
Barclays PLC	06/05/24	USD	578	EUR	538	5
Barclays PLC	06/05/24	USD	4,979	EUR	4,574	(13)
Barclays PLC	06/20/24	USD	553	KRW	749,550	(11)
Barclays PLC	06/20/24	USD	648	EUR	590	(7)
Barclays PLC	06/20/24	USD	1,184	ZAR	22,093	(11)
Barclays PLC	06/20/24	USD	3,212	TRY	116,910	367
Barclays PLC	06/20/24	USD	3,608	MXN	61,550	(8)
Barclays PLC	06/20/24	EUR	5,040	PLN	21,676	30
Barclays PLC	06/20/24	ZAR	11,250	USD	607	10
Barclays PLC	06/20/24	MXN	13,104	USD	781	14
Barclays PLC	06/20/24	USD	13,382	RON	60,920	(93)
Barclays PLC	06/20/24	TRY	116,910	USD	3,482	(98)
Barclays PLC	06/21/24	CLP	187,482	USD	201	(3)
Barclays PLC	07/03/24	EUR	4,574	USD	4,985	14
Barclays PLC	07/16/24	USD	1,981	TRY	71,000	131
Barclays PLC	09/18/24	USD	2,917	TRY	116,910	371
Barclays PLC	09/18/24	THB	64,700	USD	1,767	(7)
Barclays PLC	12/18/24	USD	3,117	TRY	124,420	102
Barclays PLC	03/19/25	USD	4,020	TRY	196,640	691
Barclays PLC	05/07/25	USD	1,007	TRY	45,710	47
BNP Paribas	06/03/24	BRL	11,281	USD	2,149	3
BNP Paribas	06/04/24	USD	549	BRL	2,820	(13)
BNP Paribas	06/05/24	EUR	1,074	USD	1,169	2
BNP Paribas	06/05/24	EUR	2,144	USD	2,311	(16)
BNP Paribas	06/07/24	INR	173,285	USD	2,073	(3)
BNP Paribas	06/20/24	USD	12	THB	427	—
BNP Paribas	06/20/24	USD	269	KRW	362,377	(6)

SEI Institutional Investments Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	06/20/24	USD	2,497	IDR	40,334,565	$(15)
BNP Paribas	06/20/24	USD	2,836	CNY	20,448	14
BNP Paribas	06/20/24	USD	3,382	MXN	57,241	(34)
BNP Paribas	06/20/24	EUR	3,877	CZK	96,365	23
BNP Paribas	06/20/24	CZK	8,059	EUR	326	—
BNP Paribas	06/20/24	MXN	9,856	USD	574	(2)
BNP Paribas	06/20/24	THB	12,982	USD	358	5
BNP Paribas	06/20/24	CNY	20,726	USD	2,864	(24)
BNP Paribas	06/20/24	PLN	24,566	EUR	5,700	(48)
BNP Paribas	06/20/24	ZAR	25,161	USD	1,344	9
BNP Paribas	06/20/24	ZAR	6,457	USD	341	(1)
BNP Paribas	06/20/24	PHP	117,106	USD	2,097	96
BNP Paribas	06/20/24	IDR	34,749,608	USD	2,171	32
BNP Paribas	06/25/24	USD	1,159	TWD	37,314	(9)
BNP Paribas	07/02/24	EUR	1,697	USD	1,847	3
BNP Paribas	07/08/24	EUR	1,093	HUF	420,165	(20)
BNP Paribas	07/18/24	USD	1,181	THB	42,616	(19)
BNP Paribas	07/18/24	RON	2,665	EUR	533	(1)
BNP Paribas	07/18/24	THB	46,092	USD	1,273	16
BNP Paribas	07/19/24	USD	1,165	CNY	8,397	15
BNP Paribas	09/18/24	THB	27,652	USD	756	(3)
Citigroup	06/03/24	USD	2,282	INR	190,645	2
Citigroup	06/04/24	BRL	15,510	USD	3,105	154
Citigroup	06/04/24	USD	7,040	BRL	37,100	19
Citigroup	06/04/24	USD	20,305	BRL	101,753	(945)
Citigroup	06/05/24	EUR	1,163	USD	1,253	(10)
Citigroup	06/05/24	USD	1,611	EUR	1,494	11
Citigroup	06/10/24	USD	1,130	KRW	1,533,739	(22)
Citigroup	06/18/24	USD	2,330	ARS	2,325,150	(154)
Citigroup	06/20/24	USD	417	RON	1,920	2
Citigroup	06/20/24	USD	431	CNH	3,071	(8)
Citigroup	06/20/24	USD	758	TWD	23,650	(29)
Citigroup	06/20/24	PLN	934	EUR	215	(4)
Citigroup	06/20/24	EUR	1,074	CZK	26,902	15
Citigroup	06/20/24	SGD	1,340	USD	1,011	19
Citigroup	06/20/24	USD	812	THB	29,912	3
Citigroup	06/20/24	USD	766	THB	28,120	(1)
Citigroup	06/20/24	RON	1,960	USD	431	3
Citigroup	06/20/24	USD	2,722	MXN	46,254	(16)
Citigroup	06/20/24	USD	4,571	IDR	71,740,440	(156)
Citigroup	06/20/24	EUR	6,504	PLN	28,253	110
Citigroup	06/20/24	USD	6,739	CZK	155,860	112
Citigroup	06/20/24	USD	1,557	CNY	11,271	14
Citigroup	06/20/24	USD	5,470	CNY	39,165	(12)
Citigroup	06/20/24	USD	7,395	COP	28,232,790	(121)
Citigroup	06/20/24	USD	7,503	KRW	9,938,518	(316)
Citigroup	06/20/24	USD	2,193	ZAR	41,489	8
Citigroup	06/20/24	USD	5,885	ZAR	109,915	(54)
Citigroup	06/20/24	PLN	4,280	USD	1,092	5
Citigroup	06/20/24	PLN	4,700	USD	1,178	(16)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	06/20/24	PEN	3,944	USD	1,070	$16
Citigroup	06/20/24	PEN	8,306	USD	2,212	(7)
Citigroup	06/20/24	USD	12,721	PLN	51,000	232
Citigroup	06/20/24	CNY	20,783	USD	2,908	11
Citigroup	06/20/24	USD	23,372	EUR	21,601	94
Citigroup	06/20/24	EUR	10,028	USD	11,007	113
Citigroup	06/20/24	EUR	17,430	USD	18,567	(368)
Citigroup	06/20/24	ZMW	49,202	USD	1,848	(30)
Citigroup	06/20/24	MXN	88,349	USD	5,206	38
Citigroup	06/20/24	MXN	10,820	USD	631	(2)
Citigroup	06/20/24	CZK	122,843	EUR	4,847	(134)
Citigroup	06/20/24	CZK	202,460	USD	8,580	(319)
Citigroup	06/20/24	ZAR	97,400	USD	5,183	15
Citigroup	06/20/24	ZAR	146,216	USD	7,731	(26)
Citigroup	06/20/24	THB	440,662	USD	12,451	456
Citigroup	06/20/24	HUF	2,373,384	USD	6,490	(113)
Citigroup	06/20/24	KRW	4,752,649	USD	3,500	63
Citigroup	06/20/24	IDR	15,990,194	USD	1,016	32
Citigroup	06/20/24	UGX	18,992,291	USD	4,774	(200)
Citigroup	06/21/24	USD	3,065	CLP	2,866,315	55
Citigroup	06/21/24	USD	1,375	CLP	1,234,056	(32)
Citigroup	06/21/24	CLP	2,710,625	USD	2,796	(154)
Citigroup	06/21/24	COP	14,460,276	USD	3,703	(22)
Citigroup	07/08/24	EUR	1,091	HUF	420,165	(17)
Citigroup	07/08/24	HUF	420,436	EUR	1,076	—
Citigroup	07/08/24	HUF	420,436	EUR	1,075	(1)
Citigroup	07/12/24	PEN	6,423	USD	1,745	28
Citigroup	07/18/24	RON	4,243	EUR	849	(3)
Citigroup	07/25/24	USD	1,420	INR	118,697	1
Citigroup	07/26/24	USD	1,539	NGN	1,913,988	(252)
Citigroup	07/26/24	NGN	1,927,109	USD	1,595	300
Citigroup	07/30/24	USD	2,288	INR	190,645	(7)
Citigroup	08/02/24	KES	173,510	USD	1,302	(29)
Citigroup	08/02/24	COP	17,986,451	USD	4,500	(103)
Citigroup	08/08/24	USD	2,180	INR	182,552	4
Citigroup	09/18/24	USD	6,101	MXN	105,330	(26)
Citigroup	11/20/24	USD	1,452	NGN	2,426,002	106
Citigroup	11/20/24	USD	297	NGN	388,690	(47)
Citigroup	11/20/24	NGN	885,080	USD	557	(12)
Citigroup	01/22/25	USD	1,545	EGP	76,101	(46)
Citigroup	01/22/25	EGP	27,778	USD	486	(61)
Citigroup	02/13/25	USD	862	NGN	1,492,679	85
Citigroup	02/13/25	USD	298	NGN	398,690	(45)
Citigroup	02/13/25	NGN	1,600,000	USD	945	(70)
Citigroup	03/27/25	NGN	335,000	USD	206	(5)
Deutsche Bank	06/20/24	PHP	27,463	USD	479	10
Deutsche Bank	06/25/24	TWD	37,174	USD	1,174	29
Goldman Sachs	06/03/24	BRL	12,011	USD	2,353	68
Goldman Sachs	06/03/24	USD	25,933	BRL	129,802	(1,237)
Goldman Sachs	06/04/24	USD	29,241	BRL	147,533	(1,170)

SEI Institutional Investments Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	06/04/24	BRL	38,696	USD	7,589	$226
Goldman Sachs	06/20/24	USD	460	CZK	10,740	12
Goldman Sachs	06/20/24	USD	675	CNY	4,900	7
Goldman Sachs	06/20/24	EUR	860	PLN	3,727	12
Goldman Sachs	06/20/24	USD	915	HUF	333,580	13
Goldman Sachs	06/20/24	USD	1,978	KRW	2,628,153	(77)
Goldman Sachs	06/20/24	PEN	3,397	USD	923	15
Goldman Sachs	06/20/24	USD	3,802	EUR	3,550	55
Goldman Sachs	06/20/24	USD	627	IDR	10,200,000	1
Goldman Sachs	06/20/24	USD	3,466	IDR	56,292,644	(2)
Goldman Sachs	06/20/24	RON	4,150	USD	891	(14)
Goldman Sachs	06/20/24	USD	1,182	MXN	20,300	5
Goldman Sachs	06/20/24	USD	4,388	MXN	73,293	(101)
Goldman Sachs	06/20/24	USD	1,241	ZAR	23,715	17
Goldman Sachs	06/20/24	USD	8,573	ZAR	160,818	(41)
Goldman Sachs	06/20/24	USD	15,328	TWD	493,850	(110)
Goldman Sachs	06/20/24	USD	5,971	THB	220,236	23
Goldman Sachs	06/20/24	USD	11,483	THB	411,277	(288)
Goldman Sachs	06/20/24	USD	18,181	SGD	24,280	(202)
Goldman Sachs	06/20/24	PLN	18,475	EUR	4,314	(6)
Goldman Sachs	06/20/24	USD	20,725	INR	1,725,377	(61)
Goldman Sachs	06/20/24	USD	23,906	PLN	95,880	446
Goldman Sachs	06/20/24	CNY	63,000	USD	8,821	42
Goldman Sachs	06/20/24	CNY	8,300	USD	1,147	(10)
Goldman Sachs	06/20/24	THB	147,530	USD	4,138	122
Goldman Sachs	06/20/24	MXN	203,087	USD	11,985	107
Goldman Sachs	06/20/24	CZK	230,870	USD	9,810	(338)
Goldman Sachs	06/20/24	ZAR	20,540	USD	1,097	8
Goldman Sachs	06/20/24	ZAR	341,275	USD	18,093	(12)
Goldman Sachs	06/20/24	INR	493,063	USD	5,929	24
Goldman Sachs	06/20/24	TWD	517,500	USD	16,581	634
Goldman Sachs	06/20/24	PHP	640,807	USD	11,183	235
Goldman Sachs	06/20/24	KRW	17,939,444	USD	13,060	86
Goldman Sachs	06/20/24	IDR	88,558,101	USD	5,580	131
Goldman Sachs	07/12/24	USD	1,483	INR	123,743	(1)
Goldman Sachs	07/12/24	PEN	1,969	USD	528	2
Goldman Sachs	07/19/24	CNY	16,528	USD	2,286	(36)
Goldman Sachs	08/02/24	USD	574	TRY	20,500	27
Goldman Sachs	09/04/24	THB	43,383	USD	1,186	(2)
Goldman Sachs	09/04/24	USD	46,168	BRL	240,476	(831)
Goldman Sachs	09/05/24	USD	3,986	BRL	20,701	(84)
Goldman Sachs	09/18/24	USD	839	THB	30,238	(10)
Goldman Sachs	09/18/24	THB	5,335	USD	147	1
Goldman Sachs	12/18/24	USD	1,500	TRY	59,690	45
Goldman Sachs	01/09/25	USD	1,081	TRY	45,362	71
Goldman Sachs	01/22/25	EGP	48,323	USD	949	(2)
Goldman Sachs	03/24/25	USD	1,269	TRY	59,297	146
Goldman Sachs	05/07/25	USD	1,006	TRY	45,710	47
Goldman Sachs	05/27/25	USD	1,243	TRY	56,697	44
Goldman Sachs	06/18/25	USD	2,513	TRY	115,616	79

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
HSBC	06/20/24	USD	478	MYR	2,224	$(5)
JPMorgan Chase Bank	06/03/24	USD	995	PHP	55,392	(48)
JPMorgan Chase Bank	06/03/24	USD	7,279	CNY	52,016	(99)
JPMorgan Chase Bank	06/03/24	CNY	52,016	USD	7,173	(7)
JPMorgan Chase Bank	06/03/24	PHP	55,392	USD	961	14
JPMorgan Chase Bank	06/04/24	BRL	2,973	USD	574	8
JPMorgan Chase Bank	06/04/24	USD	3,427	BRL	17,590	(80)
JPMorgan Chase Bank	06/05/24	USD	683	EUR	632	4
JPMorgan Chase Bank	06/05/24	EUR	12	USD	13	—
JPMorgan Chase Bank	06/05/24	EUR	2,316	USD	2,479	(36)
JPMorgan Chase Bank	06/05/24	USD	10,651	IDR	171,080,863	(123)
JPMorgan Chase Bank	06/05/24	IDR	171,080,863	USD	10,540	12
JPMorgan Chase Bank	06/06/24	USD	87	IDR	1,413,347	—
JPMorgan Chase Bank	06/06/24	USD	5,500	IDR	88,421,638	(59)
JPMorgan Chase Bank	06/06/24	IDR	84,582,886	USD	5,208	3
JPMorgan Chase Bank	06/06/24	IDR	5,252,098	USD	322	(1)
JPMorgan Chase Bank	06/07/24	USD	2,104	INR	175,739	1
JPMorgan Chase Bank	06/10/24	USD	1,516	CLP	1,395,803	3
JPMorgan Chase Bank	06/10/24	USD	2,293	KRW	3,117,921	(40)
JPMorgan Chase Bank	06/10/24	USD	5,043	HUF	1,845,547	93
JPMorgan Chase Bank	06/10/24	USD	195	THB	7,210	1
JPMorgan Chase Bank	06/10/24	USD	7,812	THB	281,279	(162)
JPMorgan Chase Bank	06/10/24	USD	19,425	BRL	101,382	(147)
JPMorgan Chase Bank	06/10/24	BRL	101,382	USD	20,125	848
JPMorgan Chase Bank	06/10/24	THB	3,265	USD	92	4
JPMorgan Chase Bank	06/10/24	THB	285,224	USD	7,722	(35)
JPMorgan Chase Bank	06/10/24	CLP	1,395,803	USD	1,441	(78)
JPMorgan Chase Bank	06/10/24	HUF	1,845,547	USD	5,113	(23)
JPMorgan Chase Bank	06/10/24	KRW	4,555,553	USD	3,362	70
JPMorgan Chase Bank	06/11/24	USD	5,224	CNY	37,767	11
JPMorgan Chase Bank	06/11/24	USD	41	CNY	294	—
JPMorgan Chase Bank	06/11/24	CNY	38,061	USD	5,312	36
JPMorgan Chase Bank	06/12/24	USD	966	INR	80,698	—
JPMorgan Chase Bank	06/13/24	COP	19,315,109	USD	4,921	(61)
JPMorgan Chase Bank	06/17/24	PEN	6,582	USD	1,771	13
JPMorgan Chase Bank	06/20/24	USD	503	THB	17,700	(21)
JPMorgan Chase Bank	06/20/24	USD	520	PEN	1,920	(7)
JPMorgan Chase Bank	06/20/24	USD	569	MYR	2,715	9
JPMorgan Chase Bank	06/20/24	USD	1,187	GHS	15,806	(123)
JPMorgan Chase Bank	06/20/24	USD	1,276	KRW	1,672,309	(67)
JPMorgan Chase Bank	06/20/24	EUR	1,477	CZK	37,414	40
JPMorgan Chase Bank	06/20/24	PLN	2,165	EUR	500	(6)
JPMorgan Chase Bank	06/20/24	USD	2,052	MXN	35,308	13
JPMorgan Chase Bank	06/20/24	USD	1,129	MXN	19,286	(1)
JPMorgan Chase Bank	06/20/24	EUR	652	PLN	2,809	5
JPMorgan Chase Bank	06/20/24	EUR	3,253	PLN	13,885	(7)
JPMorgan Chase Bank	06/20/24	MYR	6,831	USD	1,454	(1)
JPMorgan Chase Bank	06/20/24	ZAR	7,960	USD	423	—
JPMorgan Chase Bank	06/20/24	USD	8,695	CNY	62,234	(23)
JPMorgan Chase Bank	06/20/24	USD	571	IDR	9,292,661	1

SEI Institutional Investments Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	06/20/24	USD	9,836	IDR	155,352,897	$(276)
JPMorgan Chase Bank	06/20/24	MXN	43,073	USD	2,504	(16)
JPMorgan Chase Bank	06/20/24	INR	73,264	USD	878	1
JPMorgan Chase Bank	06/20/24	INR	78,001	USD	933	(1)
JPMorgan Chase Bank	06/20/24	KRW	4,494,252	USD	3,235	(15)
JPMorgan Chase Bank	06/20/24	IDR	93,455,893	USD	5,941	190
JPMorgan Chase Bank	06/20/24	IDR	10,600,000	USD	651	(1)
JPMorgan Chase Bank	06/21/24	USD	1,483	IDR	23,854,712	(15)
JPMorgan Chase Bank	06/21/24	USD	2,318	CLP	2,131,770	2
JPMorgan Chase Bank	06/25/24	TWD	37,260	USD	1,177	30
JPMorgan Chase Bank	06/25/24	THB	42,233	USD	1,178	28
JPMorgan Chase Bank	06/26/24	INR	100,657	USD	1,205	—
JPMorgan Chase Bank	06/27/24	USD	4,861	COP	18,772,065	(30)
JPMorgan Chase Bank	07/05/24	IDR	171,080,863	USD	10,641	113
JPMorgan Chase Bank	07/08/24	HUF	1,625,758	EUR	4,164	7
JPMorgan Chase Bank	07/09/24	IDR	37,988,897	USD	2,358	21
JPMorgan Chase Bank	07/10/24	HKD	102,900	USD	13,173	4
JPMorgan Chase Bank	07/15/24	USD	62	PLN	248	2
JPMorgan Chase Bank	07/15/24	USD	756	HUF	277,133	15
JPMorgan Chase Bank	07/15/24	USD	150	ZAR	2,846	—
JPMorgan Chase Bank	07/15/24	USD	779	ZAR	14,621	(5)
JPMorgan Chase Bank	07/15/24	USD	3,204	PHP	181,026	(112)
JPMorgan Chase Bank	07/15/24	PLN	8,591	USD	2,170	(12)
JPMorgan Chase Bank	07/15/24	HUF	330,136	USD	908	(9)
JPMorgan Chase Bank	07/15/24	ZAR	521,291	USD	27,778	178
JPMorgan Chase Bank	07/18/24	EUR	4,770	RON	23,819	6
JPMorgan Chase Bank	07/18/24	RON	9,942	EUR	1,989	(5)
JPMorgan Chase Bank	08/02/24	COP	4,749,794	USD	1,198	(18)
JPMorgan Chase Bank	08/05/24	USD	3,436	PHP	199,374	(31)
JPMorgan Chase Bank	08/12/24	USD	2,824	RON	13,146	42
JPMorgan Chase Bank	08/12/24	USD	5,192	PLN	21,064	155
JPMorgan Chase Bank	08/12/24	RON	13,140	USD	2,839	(26)
JPMorgan Chase Bank	08/12/24	USD	26,022	ZAR	489,261	(180)
JPMorgan Chase Bank	08/12/24	MXN	360,405	USD	20,971	67
JPMorgan Chase Bank	08/19/24	USD	1,678	PHP	96,394	(33)
JPMorgan Chase Bank	08/19/24	BRL	5,446	USD	1,048	19
JPMorgan Chase Bank	08/19/24	USD	7,032	BRL	36,735	(94)
JPMorgan Chase Bank	08/19/24	USD	13,751	KRW	18,697,073	(179)
JPMorgan Chase Bank	08/19/24	CLP	267,058	USD	287	(3)
JPMorgan Chase Bank	08/21/24	USD	3,197	HUF	1,153,730	6
JPMorgan Chase Bank	09/03/24	USD	769	PHP	44,750	(5)
JPMorgan Chase Bank	09/03/24	USD	7,224	CNY	52,016	88
JPMorgan Chase Bank	09/04/24	USD	23,207	BRL	120,911	(412)
JPMorgan Chase Bank	09/05/24	USD	866	BRL	4,590	(1)
JPMorgan Chase Bank	09/09/24	USD	4,517	HUF	1,632,037	13
JPMorgan Chase Bank	09/09/24	CNY	6,213	USD	863	(11)
JPMorgan Chase Bank	09/09/24	USD	7,169	THB	263,077	40
JPMorgan Chase Bank	09/09/24	BRL	87,730	USD	16,578	46
JPMorgan Chase Bank	09/09/24	KRW	579,927	USD	423	2
JPMorgan Chase Bank	09/09/24	CLP	1,395,803	USD	1,515	(4)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	09/18/24	USD	357	THB	12,822	$(6)
JPMorgan Chase Bank	02/10/25	USD	1,031	NGN	1,566,833	(37)
JPMorgan Chase Bank	02/10/25	NGN	379,618	USD	295	54
JPMorgan Chase Bank	03/19/25	USD	2,592	PKR	863,135	312
JPMorgan Chase Bank	05/20/25	USD	247	NGN	407,200	5
JPMorgan Chase Bank	05/20/25	USD	220	NGN	353,828	(2)
Merrill Lynch	06/20/24	USD	585	PEN	2,200	2
Merrill Lynch	06/20/24	USD	897	IDR	14,264,550	(19)
Merrill Lynch	06/20/24	PHP	30,430	USD	549	29
Merrill Lynch	06/20/24	INR	37,610	USD	453	3
Merrill Lynch	06/21/24	USD	3,012	CLP	2,866,315	107
Merrill Lynch	08/02/24	USD	2,651	KES	414,940	533
Merrill Lynch	05/07/25	USD	2,727	PKR	863,135	151
Midland Walwyn Capital Inc.	06/20/24	USD	570	MYR	2,707	6
Midland Walwyn Capital Inc.	06/20/24	USD	575	MYR	2,674	(5)
Midland Walwyn Capital Inc.	06/20/24	PLN	1,378	EUR	323	1
Midland Walwyn Capital Inc.	06/20/24	USD	2,311	CNY	16,719	19
Midland Walwyn Capital Inc.	06/20/24	CNY	6,098	USD	852	2
Midland Walwyn Capital Inc.	06/20/24	MYR	5,392	USD	1,153	5
Midland Walwyn Capital Inc.	06/20/24	MYR	4,525	USD	962	(1)
Midland Walwyn Capital Inc.	06/20/24	INR	82,553	USD	988	(1)
Midland Walwyn Capital Inc.	06/20/24	THB	119,122	USD	3,353	111
Midland Walwyn Capital Inc.	07/11/24	THB	60,467	USD	1,659	10
Midland Walwyn Capital Inc.	09/04/24	THB	42,871	USD	1,172	(3)
Morgan Stanley	06/03/24	USD	732	BRL	3,855	1
Morgan Stanley	06/03/24	USD	620	BRL	3,146	(21)
Morgan Stanley	06/04/24	USD	2,225	BRL	11,561	(25)
Morgan Stanley	06/20/24	EUR	717	CZK	18,139	18
Morgan Stanley	06/20/24	USD	1,372	THB	49,674	(20)
Morgan Stanley	06/20/24	USD	1,631	MXN	27,857	(2)
Morgan Stanley	06/20/24	USD	2,323	ZAR	44,845	56
Morgan Stanley	06/20/24	CNY	3,730	USD	515	(4)
Morgan Stanley	06/20/24	ZAR	43,379	USD	2,362	61
Morgan Stanley	06/20/24	ZAR	20,708	USD	1,086	(13)
Morgan Stanley	06/24/24	EUR	10,650	USD	11,553	(20)
Morgan Stanley	06/28/24	USD	813	ZAR	15,500	9
Morgan Stanley	06/28/24	ZAR	55,400	USD	2,896	(40)
Morgan Stanley	07/16/24	USD	498	GBP	400	11
Morgan Stanley	07/16/24	GBP	6,600	USD	8,225	(179)
Morgan Stanley	07/24/24	JPY	110,000	USD	721	15
Morgan Stanley	08/23/24	COP	200,000	USD	52	—
Morgan Stanley	01/09/25	TRY	30,196	USD	693	(73)
SCB Securities	06/10/24	USD	2,282	KRW	3,086,584	(51)
SCB Securities	06/20/24	USD	1,897	CNY	13,734	17
SCB Securities	06/20/24	USD	1,065	MYR	5,075	16
SCB Securities	06/20/24	USD	889	MYR	4,141	(7)
SCB Securities	06/20/24	USD	3,032	THB	108,414	(81)
SCB Securities	06/20/24	THB	17,052	USD	474	9
SCB Securities	06/25/24	USD	1,158	TWD	37,313	(9)
SCB Securities	06/25/24	USD	2,279	THB	83,658	(1)

SEI Institutional Investments Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
SCB Securities	06/26/24	USD	1,176	INR	98,027	$(2)
SCB Securities	07/11/24	USD	1,169	THB	42,715	(4)
SCB Securities	07/12/24	INR	97,655	USD	1,168	(1)
SCB Securities	07/19/24	USD	2,343	CNY	16,830	22
SCB Securities	07/19/24	THB	83,554	USD	2,276	(4)
SCB Securities	09/04/24	THB	45,243	USD	1,236	(3)
SCB Securities	09/19/24	USD	41	CNY	294	—
Standard Bank	06/03/24	EUR	6,310	USD	6,835	(15)
Standard Bank	06/03/24	USD	6,742	EUR	6,310	108
Standard Bank	06/04/24	EUR	39,984	USD	42,842	(564)
Standard Bank	06/20/24	USD	208	GHS	2,689	(27)
Standard Bank	06/20/24	USD	383	HUF	137,280	(1)
Standard Bank	06/20/24	USD	2,009	THB	74,182	10
Standard Bank	06/20/24	USD	3,341	EUR	3,099	25
Standard Bank	06/20/24	USD	9,661	KRW	12,577,382	(565)
Standard Bank	06/20/24	MXN	11,200	USD	677	22
Standard Bank	06/20/24	USD	11,425	IDR	178,662,493	(430)
Standard Bank	06/20/24	USD	14,394	PHP	803,356	(668)
Standard Bank	06/20/24	USD	20,311	MXN	346,842	(25)
Standard Bank	06/20/24	USD	16,752	MYR	79,340	140
Standard Bank	06/20/24	USD	4,370	MYR	20,330	(42)
Standard Bank	06/20/24	PLN	24,170	USD	6,160	21
Standard Bank	06/20/24	INR	41,920	USD	501	(1)
Standard Bank	06/20/24	MYR	53,826	USD	11,516	56
Standard Bank	06/20/24	MYR	4,882	USD	1,035	(4)
Standard Bank	06/20/24	ZAR	71,530	USD	3,807	12
Standard Bank	06/20/24	PEN	86,361	USD	23,438	366
Standard Bank	06/20/24	CZK	238,710	USD	10,277	(216)
Standard Bank	06/20/24	PHP	803,973	USD	13,990	254
Standard Bank	06/20/24	KRW	1,651,137	USD	1,202	8
Standard Bank	06/20/24	COP	4,042,070	USD	1,017	(25)
Standard Bank	06/20/24	UGX	5,399,799	USD	1,356	(58)
Standard Bank	06/21/24	EUR	4,226	USD	4,591	—
Standard Bank	07/02/24	EUR	39,984	USD	43,354	(104)
Standard Bank	08/02/24	USD	6,054	KES	1,002,280	1,637
Standard Bank	08/02/24	KES	1,113,615	USD	7,810	(736)
Standard Bank	11/20/24	NGN	485,534	USD	313	1
Standard Bank	11/20/24	NGN	1,444,078	USD	908	(19)
Standard Bank	02/13/25	USD	3,016	NGN	4,841,000	53
Standard Chartered	06/20/24	USD	762	PLN	2,990	(3)
Standard Chartered	06/20/24	USD	935	MYR	4,350	(9)
Standard Chartered	06/20/24	USD	1,687	GHS	22,864	(148)
Standard Chartered	06/20/24	USD	3,442	PHP	190,694	(184)
Standard Chartered	06/20/24	MYR	17,891	USD	3,846	36
Standard Chartered	06/20/24	COP	53,896,574	USD	13,555	(331)
State Street	06/05/24	CLP	2,147,994	USD	2,356	18
State Street	06/20/24	KRW	606,724	USD	460	22
						$(3,098)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Emerging Markets Debt Fund (Continued)

A list of open OTC swap agreements held by the Fund at May 31, 2024, is as follows:

Credit Default Swaps - Buy Protection
Counterparty	Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation)(Thousands)
Morgan Stanley	Arab Republic of Egypt	1.00%	Quarterly	12/20/2028	$2,500	$399	$852	$(453)
Morgan Stanley	Republic of Colombia	1.00%	Quarterly	06/20/2026	6,400	(35)	(25)	(10)
Morgan Stanley	Republic of South Africa	1.00%	Quarterly	06/20/2026	4,900	5	26	(21)
Morgan Stanley	Republic of Turkey	1.00%	Quarterly	12/20/2025	3,700	(2)	35	(37)
Morgan Stanley	Republic of Turkey	1.00%	Quarterly	06/20/2026	3,000	11	22	(11)
Morgan Stanley	United States of Mexico	1.00%	Quarterly	06/20/2029	7,200	(34)	(14)	(20)
						$344	$896	$(552)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	CNRR007	2.0847%	Quarterly	07/04/2025	CNY	82,261	$(84)	$–	$(84)
Goldman Sachs	4.99% FIXED	CLICP	Semi-Annually	05/23/2026	CLP	12,852,000	42	–	42
JPMorgan Chase	28-DAY MXN TIIE	6.13%	Monthly	06/18/2026	MXN	47,000	(211)	–	(211)
Citigroup	1-DAY BRL - CETIP	9.845% FIXED	Annually	01/04/2027	BRL	24,572	(32)	–	(32)
Citigroup	1-DAY BRL - CETIP	9.945% FIXED	Annually	01/04/2027	BRL	35,389	(6)	–	(6)
Citigroup	CNRR007	2.4016%	Quarterly	07/04/2028	CNY	17,256	18	–	18
Citigroup	1-DAY BRL - CETIP	10.2125%	Annually	01/02/2029	BRL	34,468	(210)	–	(210)
Citigroup	1-DAY BRL - CETIP	10.2% FIXED	Annually	01/02/2029	BRL	6,279	(40)	–	(40)
Citigroup	CNRR007	2.09% FIXED	Quarterly	02/27/2029	CNY	25,190	14	–	14
Citigroup	CNRR007	2.0725% FIXED	Quarterly	03/07/2029	CNY	24,000	10	–	10
Citigroup	CNRR007	2.091% FIXED	Quarterly	04/11/2029	CNY	7,870	5	–	5
							$(494)	$–	$(494)

A list of open centrally cleared swap agreements held by the Fund at May 31, 2024, is as follows:

Credit Default Swap - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.EM.41.V1	1.00%	Quarterly	06/20/2029	$17,101	$464	$540	$(76)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
5.2675%	CLICP	Semi-Annually	05/16/2034	CLP	1,111,494	$7	$–	$7
1-DAY BRL - CETIP	12.68%	Annually	01/04/2027	BRL	16,495	146	–	146
1-DAY BRL - CETIP	11.57%	Annually	01/02/2026	BRL	13,824	37	–	37
1-DAY BRL - CETIP	10.588%	Annually	01/02/2026	BRL	19,997	(12)	–	(12)
1-DAY BRL - CETIP	11.055%	Annually	01/02/2026	BRL	18,647	14	–	14
1-DAY BRL - CETIP	10.29%	Annually	01/02/2029	BRL	6,476	(67)	–	(67)
1-DAY BRL - CETIP	10.4275%	Annually	01/02/2031	BRL	8,339	(135)	–	(135)
1-DAY BRL - CETIP	12.7575%	Annually	01/04/2027	BRL	21,758	198	–	198
1-DAY BRL - CETIP	9.69%	Annually	01/04/2027	BRL	10,190	(67)	–	(67)
1-DAY BRL - CETIP	10.93%	Annually	01/04/2027	BRL	11,671	(11)	–	(11)
1-DAY BRL - CETIP	10.17%	Annually	01/04/2027	BRL	10,697	(49)	–	(49)
1-DAY BRL - CETIP	10.55%	Annually	01/04/2027	BRL	21,648	(57)	–	(57)
1-DAY BRL - CETIP	10.828%	Annually	01/04/2027	BRL	7,312	(10)	–	(10)
CLICP	5.36%	Semi-Annually	05/02/2027	CLP	3,912,435	29	–	29
5.265%	CLICP	Semi-Annually	05/16/2034	CLP	1,669,099	11	–	11

SEI Institutional Investments Trust

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
6.12%	CLICP	Semi-Annually	10/24/2033	CLP	1,730,729	$(114)	$–	$(114)
5.56% FIXED	CLICP	Semi-Annually	12/20/2033	CLP	3,700,000	(73)	(130)	57
CLICP	1.36%	Semi-Annually	06/17/2025	CLP	2,668,591	(116)	–	(116)
2.33%	CLICP	Semi-Annually	06/05/2030	CLP	1,146,740	182	–	182
IBRCOL	7.35% FIXED	Quarterly	02/05/2027	COP	21,413,019	(151)	(42)	(109)
10.28% FIXED	IBRCOL	Quarterly	06/02/2025	COP	8,586,665	(18)	–	(18)
10.2905% FIXED	IBRCOL	Quarterly	06/07/2025	COP	6,000,000	(13)	–	(13)
3.7% FIXED	SONIA	Annually	03/20/2054	GBP	3,200	232	(94)	326
9.02%	IBRCOL	Quarterly	08/11/2032	COP	2,583,585	(26)	–	(26)
7.14%	IBRCOL	Quarterly	01/31/2027	COP	8,187,245	66	–	66
6.395%	IBRCOL	Quarterly	01/06/2027	COP	460,499	6	–	6
10.27%	IBRCOL	Quarterly	06/05/2025	COP	8,305,235	(18)	–	(18)
28-DAY MXN TIIE	8.04%	Monthly	01/07/2028	MXN	34,527	(102)	–	(102)
28-DAY MXN TIIE	8.57934809%	Monthly	02/03/2028	MXN	54,682	(109)	(5)	(104)
28-DAY MXN TIIE	8.77%	Monthly	03/09/2029	MXN	82,708	(135)	–	(135)
28-DAY MXN TIIE	9.685%	Monthly	05/13/2027	MXN	39,323	(12)	–	(12)
28-DAY MXN TIIE	9.49%	Monthly	05/28/2029	MXN	21,033	1	–	1
28-DAY MXN TIIE	8.905%	Monthly	08/17/2028	MXN	31,740	(43)	–	(43)
28-DAY MXN TIIE	8.935%	Monthly	08/17/2028	MXN	31,740	(42)	–	(42)
28-DAY MXN TIIE	6.381%	Monthly	09/16/2026	MXN	35,000	(159)	–	(159)
7.64%	28-DAY MXN TIIE	Monthly	01/01/2032	MXN	38,803	211	–	211
9.77%	28-DAY MXN TIIE	Monthly	10/08/2038	MXN	33,236	(64)	–	(64)
28-DAY MXN TIIE	9.26%	Monthly	10/30/2028	MXN	32,605	(20)	–	(20)
28-DAY MXN TIIE	6.205%	Monthly	12/08/2025	MXN	21,174	(76)	–	(76)
10.0455% FIXED	28-DAY MXN TIIE	Monthly	03/20/2025	MXN	73,665	28	–	28
8.19% FIXED	3-MONTH JIBOR	Quarterly	11/23/2028	ZAR	167,550	134	–	134
8.55%	3-MONTH JIBOR	Quarterly	05/23/2029	ZAR	57,000	21	–	21
4.705%	6-MONTH WIBOR	Annually	08/01/2033	PLN	16,900	169	2	167
6-MONTH WIBOR	5.262%	Semi-Annually	08/01/2025	PLN	39,500	(60)	1	(61)
3.16850%	6-MONTH EURIBOR	Semi-Annually	12/20/2033	EUR	4,400	(103)	(61)	(42)
6-MONTH BUBOR	6.18%	Semi-Annually	03/21/2029	HUF	65,582	(3)	–	(3)
6-MONTH BUBOR	6.71%	Semi-Annually	05/07/2034	HUF	283,685	2	–	2
6-MONTH PRIBOR	3.721%	Semi-Annually	01/10/2029	CZK	28,259	(23)	–	(23)
6-MONTH PRIBOR	3.63%	Semi-Annually	01/19/2029	CZK	34,218	(34)	–	(34)
6-MONTH PRIBOR	3.495%	Semi-Annually	02/08/2029	CZK	41,328	(52)	–	(52)
6-MONTH PRIBOR	3.356%	Semi-Annually	02/28/2029	CZK	42,118	(64)	–	(64)
6-MONTH PRIBOR	3.3175%	Semi-Annually	03/18/2029	CZK	66,172	(107)	–	(107)
5.605% FIXED	6-MONTH WIBOR	Annually	04/17/2033	PLN	4,685	(29)	–	(29)
28-DAY MXN TIIE	9.69%	Monthly	07/18/2025	MXN	337,200	(218)	–	(218)
6-MONTH HUF - BUBOR	5.624% FIXED	Semi-Annually	02/27/2029	HUF	998,407	(106)	–	(106)
6-MONTH HUF - BUBOR	5.659% FIXED	Semi-Annually	02/26/2029	HUF	878,130	(90)	–	(90)
6-MONTH HUF - BUBOR	5.659% FIXED	Semi-Annually	02/26/2029	HUF	784,463	(80)	–	(80)
6-MONTH BUBOR	5.945% FIXED	Semi-Annually	12/20/2033	HUF	1,037,000	(148)	–	(148)
1-DAY BRL - CETIP	11.40% FIXED	Annually	01/02/2029	BRL	36,444	(65)	(23)	(42)
CNRR007	2.302%	Quarterly	08/29/2028	CNY	23,300	42	–	42
7.51% FIXED	CLICP	Semi-Annually	04/13/2025	CLP	2,122,536	(42)	–	(42)
3-MONTH JIBOR	10.035% FIXED	Quarterly	03/20/2039	ZAR	78,600	(104)	(106)	2
3-MONTH JIBOR	8.33% FIXED	Quarterly	03/06/2029	ZAR	153,000	(106)	–	(106)
28-DAY MXN TIIE	9.7429% FIXED	Monthly	02/27/2026	MXN	125,000	(76)	–	(76)
6-MONTH PRIBOR	4.7697% FIXED	Semi-Annually	10/06/2028	CZK	40,711	44	–	44
4.00%	SOFR	Annually	09/18/2034	USD	1,500	(1)	(12)	11
2.8% FIXED	THOR	Quarterly	03/20/2034	THB	140,000	43	(39)	82
9.49% FIXED	28-DAY MXN TIIE	Monthly	09/16/2033	MXN	100,872	(63)	–	(63)
28-DAY MXN TIIE	9.5647% FIXED	Monthly	12/12/2025	MXN	42,010	(33)	–	(33)
TONA	1% FIXED	Annually	03/20/2034	JPY	510,000	24	(31)	55
6-MONTH WIBOR	5.1207% FIXED	Semi-Annually	02/01/2026	PLN	12,700	(24)	–	(24)
6-MONTH WIBOR	5.3745% FIXED	Semi-Annually	04/08/2026	PLN	17,020	(11)	–	(11)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Emerging Markets Debt Fund (Concluded)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
						$(1,694)	$(540)	$(1,154)

Percentages are based on Net Assets of $1,634,921 ($ Thousands).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2024, the value of these securities amounted to $193,356 ($ Thousands), representing 11.8% of the Net Assets of the Fund.

(B)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Perpetual security with no stated maturity date.
(E)	Security is in default on interest payment.
(F)	Zero coupon security.
(G)	Interest rate represents the security's effective yield at the time of purchase.
(H)

Security considered restricted, excluding 144A. The total market value of such securities as of May 31, 2024 was $1,733 ($ Thousands) and represented 0.1% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Global Bonds	–	1,521,706	–	1,521,706
U.S. Treasury Obligations	–	35,750	–	35,750
Total Investments in Securities	–	1,557,456	–	1,557,456

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	702	–	–	702
Unrealized Depreciation	(251)	–	–	(251)
Forward Contracts*
Unrealized Appreciation	–	13,563	–	13,563
Unrealized Depreciation	–	(16,661)	–	(16,661)
OTC Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(552)	–	(552)
Interest Rate Swaps*
Unrealized Appreciation	–	89	–	89
Unrealized Depreciation	–	(583)	–	(583)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(76)	–	(76)
Interest Rate Swaps*
Unrealized Appreciation	–	1,879	–	1,879
Unrealized Depreciation	–	(3,033)	–	(3,033)
Total Other Financial Instruments	451	(5,374)	–	(4,923)

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$1,238	$4,728	$(5,965)	$(1)	$—	$—	$21	$—

Amounts designated as “—” are $0 or have been rounded to $0.

A list of the restricted securities, excluding 144a, held by the Fund at May 31, 2024, is as follows:

Description	Face Amount ($ Thousands)	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Global Bond
Iraq International Bond	$1,818	6/14/2017	$1,709	$1,720
Vnesheconombank Via VEB Finance	240	9/28/2011	244	13
			$1,953	$1,733

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 96.7%
U.S. Treasury Inflation Indexed Bonds
2.125%, 04/15/2029	$9,303	$9,290
U.S. Treasury Inflation-Protected Securities
3.875%, 04/15/2029	7,548	8,139
3.625%, 04/15/2028	6,274	6,588
2.500%, 01/15/2029	5,900	5,989
2.375%, 01/15/2027	6,517	6,511
2.375%, 10/15/2028	17,000	17,182
2.000%, 01/15/2026	6,745	6,669
1.750%, 01/15/2028	6,117	6,007
1.625%, 10/15/2027	16,504	16,202
1.250%, 04/15/2028	16,332	15,724
0.875%, 01/15/2029	11,398	10,759
0.750%, 07/15/2028	13,266	12,558
0.625%, 01/15/2026	14,296	13,830
0.500%, 01/15/2028	14,941	14,034
0.375%, 07/15/2025	17,007	16,588
0.375%, 01/15/2027	13,257	12,581
0.375%, 07/15/2027	14,628	13,829
0.125%, 10/15/2025	13,540	13,098
0.125%, 10/15/2025	1,520	1,471
0.125%, 04/15/2026	11,599	11,073
0.125%, 07/15/2026	14,247	13,605
0.125%, 10/15/2026	16,104	15,304
0.125%, 04/15/2027	16,453	15,430

Total U.S. Treasury Obligations
(Cost $270,857) ($ Thousands)		262,461

Total Investments in Securities — 96.7%
(Cost $270,857) ($ Thousands)		$262,461

Percentages are based on Net Assets of $271,349 ($ Thousands).

As of May 31, 2024, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Limited Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 35.0%
U.S. Treasury Bills
5.316%, 07/18/2024 (A)	$2,250	$2,235
5.308%, 08/01/2024 (A)	13,325	13,210
5.289%, 11/14/2024 (A)	14,750	14,403
U.S. Treasury Inflation-Protected Securities
1.250%, 04/15/2028	34,024	32,757
U.S. Treasury Notes
4.875%, 05/31/2026	203,205	203,237
4.625%, 04/30/2029	100	100
4.500%, 05/15/2027	67,015	66,701
4.500%, 05/31/2029	125	125
4.000%, 12/15/2025	126,610	124,711
3.250%, 06/30/2027	23,030	22,114
1.250%, 12/31/2026	46,580	42,695
0.750%, 08/31/2026	67,000	61,279
0.500%, 02/28/2026	114,680	106,249
0.250%, 09/30/2025	93,830	88,087

Total U.S. Treasury Obligations
(Cost $782,023) ($ Thousands)		777,903

CORPORATE OBLIGATIONS — 25.1%
Communication Services — 1.0%
AT&T
2.300%, 06/01/2027	2,000	1,839
Netflix
5.875%, 02/15/2025	915	917
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (B)	800	795
4.738%, 03/20/2025 (B)	206	205
T-Mobile USA
3.750%, 04/15/2027	640	614
2.250%, 02/15/2026	15,665	14,831
Warnermedia Holdings
3.755%, 03/15/2027	3,900	3,698

		22,899

Consumer Discretionary — 2.2%
Hyundai Capital America
5.800%, 06/26/2025 (B)	12,060	12,065
Toyota Motor Credit
5.200%, 05/15/2026	16,040	16,032
Volkswagen Group of America Finance LLC
5.800%, 09/12/2025 (B)	13,325	13,346
YMCA of Greater New York
2.303%, 08/01/2026	7,980	7,328

		48,771

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumer Staples — 1.9%
BAT Capital
3.557%, 08/15/2027	$1,736	$1,645
3.222%, 08/15/2024	499	496
Bayer US Finance II LLC
4.375%, 12/15/2028 (B)	245	231
4.250%, 12/15/2025 (B)	580	566
Bayer US Finance LLC
6.250%, 01/21/2029 (B)	1,445	1,468
Bon Secours Mercy Health
3.382%, 11/01/2025	4,504	4,367
CommonSpirit Health
2.760%, 10/01/2024	460	455
1.547%, 10/01/2025	11,740	11,101
Community Health Network
4.237%, 05/01/2025	2,815	2,752
Imperial Brands Finance PLC
4.250%, 07/21/2025 (B)	1,035	1,017
JBS USA Holding Lux S.AR.L.
5.125%, 02/01/2028	1,270	1,248
3.000%, 02/02/2029	1,025	907
Philip Morris International
4.750%, 02/12/2027	17,135	16,977

		43,230

Energy — 0.5%
Diamondback Energy
5.200%, 04/18/2027	8,395	8,377
Energy Transfer
5.950%, 12/01/2025	748	751
Plains All American Pipeline/PAA Finance
4.500%, 12/15/2026	1,500	1,466

		10,594

Financials — 12.0%
American Express
2.250%, 03/04/2025	2,485	2,425
Avolon Holdings Funding
3.250%, 02/15/2027 (B)	990	923
2.750%, 02/21/2028 (B)	580	519
2.528%, 11/18/2027 (B)	133	119
Bank of America
3.419%, TSFR3M + 1.302%, 12/20/2028 (C)	4,689	4,390
Bank of America MTN
3.384%, SOFRRATE + 1.330%, 04/02/2026 (C)	16,390	16,069
2.551%, SOFRRATE + 1.050%, 02/04/2028 (C)	2,500	2,324
2.087%, SOFRRATE + 1.060%, 06/14/2029 (C)	885	781
1.319%, SOFRRATE + 1.150%, 06/19/2026 (C)	2,215	2,115

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of Montreal
3.750%, 07/25/2025 (B)	$14,719	$14,447
Bank of New York Mellon MTN
3.442%, TSFR3M + 1.331%, 02/07/2028 (C)	1,165	1,112
Citibank
5.864%, 09/29/2025	19,680	19,812
Citigroup
6.059%, SOFRRATE + 0.686%, 10/30/2024 (C)	1,165	1,166
3.520%, TSFR3M + 1.413%, 10/27/2028 (C)	1,645	1,550
1.462%, SOFRRATE + 0.770%, 06/09/2027 (C)	2,570	2,372
Discover Bank
2.450%, 09/12/2024	987	978
DNB Bank
0.856%, H15T1Y + 0.330%, 09/30/2025 (B)(C)	1,235	1,215
Federation des Caisses Desjardins du Quebec
4.850%, 10/14/2025 (B)	15,400	15,293
General Electric MTN
5.969%, TSFR3M + 0.642%, 05/05/2026 (C)	330	331
Global Payments
2.150%, 01/15/2027	1,725	1,591
Goldman Sachs Bank USA NY
5.283%, SOFRRATE + 0.777%, 03/18/2027 (C)	16,020	15,955
Goldman Sachs Group
1.542%, SOFRRATE + 0.818%, 09/10/2027 (C)	3,205	2,929
Guardian Life Global Funding
5.737%, 10/02/2028 (B)	2,925	2,995
ING Groep
3.869%, SOFRRATE + 1.640%, 03/28/2026 (C)	1,230	1,212
Jackson National Life Global Funding
5.600%, 04/10/2026 (B)	13,310	13,245
JPMorgan Chase
5.040%, SOFRRATE + 1.190%, 01/23/2028 (C)	7,735	7,669
2.182%, SOFRRATE + 1.890%, 06/01/2028 (C)	2,000	1,826
2.083%, SOFRRATE + 1.850%, 04/22/2026 (C)	1,855	1,797
2.005%, TSFR3M + 1.585%, 03/13/2026 (C)	857	833
1.578%, SOFRRATE + 0.885%, 04/22/2027 (C)	2,478	2,304
1.040%, TSFR3M + 0.695%, 02/04/2027 (C)	3,805	3,532

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lloyds Banking Group PLC
1.627%, H15T1Y + 0.850%, 05/11/2027 (C)	$3,810	$3,528
MassMutual Global Funding II MTN
5.100%, 04/09/2027 (B)	10,840	10,821
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (B)	2,500	2,397
Metropolitan Life Global Funding I MTN
5.050%, 01/06/2028 (B)	2,000	1,989
Morgan Stanley
1.593%, SOFRRATE + 0.879%, 05/04/2027 (C)	900	835
0.985%, SOFRRATE + 0.720%, 12/10/2026 (C)	3,775	3,518
Morgan Stanley MTN
1.512%, SOFRRATE + 0.858%, 07/20/2027 (C)	20,205	18,599
Morgan Stanley Bank
4.754%, 04/21/2026	9,570	9,471
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (B)(C)	2,035	1,900
Nationwide Mutual Insurance
7.881%, US0003M + 2.290%, 12/15/2024 (B)(C)	1,000	1,001
New York Life Global Funding MTN
5.450%, 09/18/2026 (B)	6,694	6,718
Northwestern Mutual Global Funding
5.070%, 03/25/2027 (B)	5,070	5,070
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/2027 (C)	710	727
5.582%, SOFRRATE + 1.841%, 06/12/2029 (C)	970	976
Principal Life Global Funding II
5.000%, 01/16/2027 (B)	9,035	8,988
Santander UK Group Holdings PLC
1.673%, SOFRRATE + 0.989%, 06/14/2027 (C)	1,010	931
State Street
5.272%, 08/03/2026	14,155	14,154
Toronto-Dominion Bank
3.815%, 07/25/2025 (B)	8,495	8,344
US Bancorp
6.787%, SOFRRATE + 1.880%, 10/26/2027 (C)	325	335
4.653%, SOFRRATE + 1.230%, 02/01/2029 (C)	2,215	2,159
Wells Fargo MTN
5.574%, SOFRRATE + 1.740%, 07/25/2029 (C)	3,110	3,127
2.393%, SOFRRATE + 2.100%, 06/02/2028 (C)	2,000	1,835

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.164%, TSFR3M + 1.012%, 02/11/2026 (C)	$4,145	$4,044
Wells Fargo Bank
5.550%, 08/01/2025	11,665	11,688
Willis North America
4.650%, 06/15/2027	615	602

		267,586

Health Care — 0.9%
AbbVie
3.800%, 03/15/2025	35	35
Amgen
5.150%, 03/02/2028	2,465	2,458
Bristol-Myers Squibb
4.950%, 02/20/2026	10,745	10,701
HCA
5.875%, 02/15/2026	1,500	1,503
5.250%, 04/15/2025	465	463
3.125%, 03/15/2027	1,000	942
Humana
5.700%, 03/13/2026	600	600
3.850%, 10/01/2024	1,500	1,490
Revvity
0.850%, 09/15/2024	1,170	1,153
Thermo Fisher Scientific
1.215%, 10/18/2024	1,375	1,353

		20,698

Industrials — 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.450%, 04/15/2027	15,325	15,687
2.450%, 10/29/2026	255	237
1.650%, 10/29/2024	650	639
Air Lease
3.375%, 07/01/2025	400	390
2.200%, 01/15/2027	770	709
BAE Systems Holdings
3.850%, 12/15/2025 (B)	625	609
Boeing
6.259%, 05/01/2027 (B)	1,325	1,334

		19,605

Information Technology — 0.9%
Cisco Systems
4.900%, 02/26/2026	14,460	14,420
Open Text
6.900%, 12/01/2027 (B)	1,610	1,652
Oracle
2.800%, 04/01/2027	1,000	936
1.650%, 03/25/2026	1,865	1,745

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
VMware
1.000%, 08/15/2024	$1,155	$1,143

		19,896

Materials — 0.7%
Amcor Flexibles North America
4.000%, 05/17/2025	1,165	1,146
Berry Global
5.500%, 04/15/2028	765	761
4.875%, 07/15/2026 (B)	466	458
International Flavors & Fragrances
2.300%, 11/01/2030 (B)	440	364
1.832%, 10/15/2027 (B)	2,490	2,208
Newmont
5.300%, 03/15/2026 (B)	11,595	11,555

		16,492

Real Estate — 1.0%
American Tower
5.250%, 07/15/2028	3,145	3,134
3.600%, 01/15/2028	175	164
Crown Castle
3.800%, 02/15/2028	3,700	3,491
Digital Realty Trust
3.600%, 07/01/2029	615	566
DOC DR LLC
4.300%, 03/15/2027	1,880	1,832
Extra Space Storage
5.700%, 04/01/2028	1,195	1,208
4.000%, 06/15/2029	1,230	1,150
3.875%, 12/15/2027	1,625	1,544
GLP Capital LP / GLP Financing II
5.300%, 01/15/2029	1,000	979
4.000%, 01/15/2031	1,370	1,216
Healthcare Realty Holdings LP
3.500%, 08/01/2026	1,625	1,547
Hudson Pacific Properties LP
4.650%, 04/01/2029	630	493
3.950%, 11/01/2027	52	45
3.250%, 01/15/2030	480	335
Kilroy Realty
3.450%, 12/15/2024	920	908
LXP Industrial Trust
6.750%, 11/15/2028	1,690	1,746
VICI Properties
5.750%, 02/01/2027 (B)	725	724
VICI Properties LP
4.950%, 02/15/2030	115	110
VICI Properties LP / VICI Note Co
4.625%, 06/15/2025 (B)	185	183
4.125%, 08/15/2030 (B)	310	279

		21,654

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Utilities — 3.1%
Alliant Energy Finance LLC
5.950%, 03/30/2029 (B)	$1,565	$1,599
1.400%, 03/15/2026 (B)	2,030	1,867
American Electric Power
5.750%, 11/01/2027	550	558
Dominion Energy
3.300%, 03/15/2025	1,570	1,539
Eversource Energy
2.900%, 03/01/2027	2,505	2,342
FirstEnergy Pennsylvania Electric
5.150%, 03/30/2026 (B)	665	657
4.000%, 04/15/2025 (B)	315	311
Georgia Power
5.004%, 02/23/2027	12,725	12,698
ITC Holdings
4.950%, 09/22/2027 (B)	2,100	2,073
National Rural Utilities Cooperative Finance MTN
4.800%, 02/05/2027	12,290	12,212
NextEra Energy Capital Holdings
5.749%, 09/01/2025	17,095	17,124
Southern California Edison
5.350%, 03/01/2026	15,175	15,171

		68,151

Total Corporate Obligations
(Cost $562,867) ($ Thousands)		559,576

ASSET-BACKED SECURITIES — 23.5%
Automotive — 12.3%

AmeriCredit Automobile Receivables Trust, Ser 2021-1, Cl D
1.210%, 12/18/2026	1,171	1,118
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl C
5.320%, 04/18/2028	3,000	2,987
ARI Fleet Lease Trust, Ser 2023-B, Cl A3
5.890%, 07/15/2032 (B)	2,424	2,453
Avis Budget Rental Car Funding AESOP LLC, Ser 2021-2A, Cl A
1.660%, 02/20/2028 (B)	4,478	4,071
Avis Budget Rental Car Funding AESOP LLC, Ser 2022-1A, Cl A
3.830%, 08/21/2028 (B)	16,200	15,431
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-2A, Cl A
5.200%, 10/20/2027 (B)	4,550	4,513
BOF VII AL Funding Trust I, Ser 2023-CAR3, Cl A2
6.291%, 07/26/2032 (B)	5,758	5,801

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CarMax Auto Owner Trust, Ser 2022-2, Cl A4
3.620%, 09/15/2027	$3,632	$3,516
CarMax Auto Owner Trust, Ser 2023-2, Cl A3
5.050%, 01/18/2028	10,103	10,034
CarMax Auto Owner Trust, Ser 2023-2, Cl B
5.180%, 11/15/2028	1,000	992
CarMax Auto Owner Trust, Ser 2023-3, Cl A3
5.280%, 05/15/2028	6,650	6,636
CarMax Auto Owner Trust, Ser 2024-1, Cl A3
4.920%, 10/16/2028	8,330	8,265
CarMax Auto Owner Trust, Ser 2024-1, Cl B
5.170%, 08/15/2029	4,120	4,091
CarMax Auto Owner Trust, Ser 2024-2, Cl A3
5.500%, 01/16/2029	3,700	3,713
Carvana Auto Receivables Trust, Ser 2024-P1, Cl A3
5.050%, 04/10/2029 (B)	10,570	10,485
Citizens Auto Receivables Trust, Ser 2023-1, Cl A3
5.840%, 01/18/2028 (B)	9,415	9,446
Credit Acceptance Auto Loan Trust, Ser 2023-3A, Cl A
6.390%, 08/15/2033 (B)	6,440	6,513
Drive Auto Receivables Trust, Ser 2021-2, Cl C
0.870%, 10/15/2027	268	267
Drive Auto Receivables Trust, Ser 2021-2, Cl D
1.390%, 03/15/2029	2,470	2,380
DT Auto Owner Trust, Ser 2021-4A, Cl D
1.990%, 09/15/2027 (B)	1,360	1,281
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A2
5.560%, 04/22/2030 (B)	5,861	5,850
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (B)	6,355	6,318
Exeter Automobile Receivables Trust, Ser 2020-1A, Cl E
3.740%, 01/15/2027 (B)	2,750	2,729
Exeter Automobile Receivables Trust, Ser 2021-3A, Cl C
0.960%, 10/15/2026	596	589
Exeter Automobile Receivables Trust, Ser 2021-4A, Cl C
1.460%, 10/15/2027	1,382	1,366
Exeter Automobile Receivables Trust, Ser 2022-6A, Cl C
6.320%, 05/15/2028	2,015	2,020
Flagship Credit Auto Trust, Ser 2019-4, Cl D
3.120%, 01/15/2026 (B)	1,349	1,336

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Flagship Credit Auto Trust, Ser 2020-3, Cl D
2.500%, 09/15/2026 (B)	$2,400	$2,313
Flagship Credit Auto Trust, Ser 2021-1, Cl C
0.910%, 03/15/2027 (B)	1,953	1,913
Ford Credit Auto Lease Trust, Ser 2023-A, Cl A4
4.830%, 05/15/2026	18,000	17,881
Ford Credit Auto Owner Trust, Ser 2020-2, Cl A
1.060%, 04/15/2033 (B)	10,485	9,869
GM Financial Consumer Automobile Receivables Trust, Ser 2022-3, Cl A4
3.710%, 12/16/2027	1,000	971
GTE Auto Receivables Trust, Ser 2023-1, Cl A3
5.180%, 03/15/2028 (B)	8,475	8,403
Huntington Auto Trust, Ser 2024-1A, Cl A3
5.230%, 01/16/2029 (B)	8,415	8,388
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A4
5.310%, 08/15/2029	194	195
JPMorgan Chase Bank - CACLN, Ser 2021-2, Cl B
0.889%, 12/26/2028 (B)	398	393
JPMorgan Chase Bank - CACLN, Ser 2021-3, Cl D
1.009%, 02/26/2029 (B)	487	474
LAD Auto Receivables Trust, Ser 2023-2A, Cl C
5.580%, 09/15/2028 (B)	2,180	2,162
Navistar Financial Dealer Note Master Owner Trust, Ser 2023-1, Cl A
6.180%, 08/25/2028 (B)	5,090	5,120
Navistar Financial Dealer Note Master Owner Trust, Ser 2023-1, Cl B
6.480%, 08/25/2028 (B)	1,363	1,363
Navistar Financial Dealer Note Master Owner Trust, Ser 2024-1, Cl A
5.590%, 04/25/2029 (B)	7,800	7,776
Navistar Financial Dealer Note Master Owner Trust, Ser 2024-1, Cl B
5.790%, 04/25/2029 (B)	1,270	1,268
NextGear Floorplan Master Owner Trust, Ser 2024-1A, Cl A2
5.120%, 03/15/2029 (B)	14,550	14,457
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl F
7.030%, 08/15/2028 (B)	1,250	1,250
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl D
1.480%, 01/15/2027	1,052	1,038
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl C
5.000%, 11/15/2029	3,185	3,136

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Revolving Auto Loan Trust, Ser 2019-A, Cl A
2.510%, 01/26/2032 (B)	$1,775	$1,747
SBNA Auto Lease Trust, Ser 2023-A, Cl A3
6.510%, 04/20/2027 (B)	10,900	11,018
SBNA Auto Lease Trust, Ser 2024-A, Cl A4
5.240%, 01/22/2029 (B)	8,860	8,826
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A3
5.380%, 06/20/2028 (B)	1,514	1,512
Toyota Auto Loan Extended Note Trust, Ser 2022-1A, Cl A
3.820%, 04/25/2035 (B)	8,360	8,044
US Bank, Ser 2023-1, Cl B
6.789%, 08/25/2032 (B)	1,529	1,534
Westlake Automobile Receivables Trust, Ser 2020-3A, Cl D
1.650%, 02/17/2026 (B)	764	758
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl B
5.410%, 01/18/2028 (B)	2,940	2,927
Wheels Fleet Lease Funding 1 LLC, Ser 2023-1A, Cl B
5.800%, 04/18/2038 (B)	12,695	12,730
World Omni Auto Receivables Trust, Ser 2021-B, Cl B
1.040%, 06/15/2027	3,050	2,901
World Omni Auto Receivables Trust, Ser 2023-C, Cl A3
5.150%, 11/15/2028	10,425	10,385
		274,953

Credit Cards — 3.1%

American Express Credit Account Master Trust, Ser 2023-1, Cl A
4.870%, 05/15/2028	2,000	1,989
BA Credit Card Trust, Ser 2023-A2, Cl A2
4.980%, 11/15/2028	8,741	8,710
Barclays Dryrock Issuance Trust, Ser 2023-1, Cl A
4.720%, 02/15/2029	1,950	1,929
Capital One Multi-Asset Execution Trust, Ser 2022-A2, Cl A
3.490%, 05/15/2027	10,125	9,936
CARDS II Trust, Ser 2023-2A, Cl B
6.379%, 07/15/2028 (B)	11,190	11,185
First National Master Note Trust, Ser 2023-1, Cl A
5.130%, 04/15/2029	5,935	5,888
Golden Credit Card Trust, Ser 2022-4A, Cl A
4.310%, 09/15/2027 (B)	15,985	15,744

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Synchrony Card Funding LLC, Ser 2023-A1, Cl A
5.540%, 07/15/2029	$6,270	$6,288
Synchrony Card Funding LLC, Ser 2024-A1, Cl A
5.040%, 03/15/2030	6,735	6,690
		68,359

Other Asset-Backed Securities — 8.1%

AMMC CLO 15, Ser 2021-15A, Cl AR3
6.710%, TSFR3M + 1.382%, 01/15/2032 (B)(C)	1,096	1,098
AMMC CLO 22, Ser 2018-22A, Cl A
6.615%, TSFR3M + 1.292%, 04/25/2031 (B)(C)	458	459
Apidos CLO XXII, Ser 2020-22A, Cl A1R
6.646%, TSFR3M + 1.322%, 04/20/2031 (B)(C)	1,880	1,884
Barings CLO, Ser 2018-3A, Cl A1
6.536%, TSFR3M + 1.212%, 07/20/2029 (B)(C)	65	66
Barings CLO, Ser 2024-4A, Cl A1R
6.479%, TSFR3M + 1.150%, 10/15/2030 (B)(C)	3,400	3,401
Bear Stearns Asset Backed Securities Trust, Ser 2006-HE9, Cl 1A2
5.739%, TSFR1M + 0.414%, 11/25/2036 (C)	2,043	1,975
Carbone CLO, Ser 2017-1A, Cl A1
6.726%, TSFR3M + 1.402%, 01/20/2031 (B)(C)	1,430	1,431
CIFC Funding, Ser 2018-3RA, Cl A1
6.565%, TSFR3M + 1.242%, 04/24/2031 (B)(C)	335	335
CNH Equipment Trust, Ser 2023-A, Cl A3
4.810%, 08/15/2028	6,160	6,097
Countrywide Asset-Backed Certificates, Ser 2006-BC4, Cl 2A3
5.919%, TSFR1M + 0.594%, 11/25/2036 (C)	84	84
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB3, Cl M3
3.408%, TSFR1M + 1.089%, 06/25/2035 (C)	66	66
Dell Equipment Finance Trust, Ser 2023-2, Cl A3
5.650%, 01/22/2029 (B)	3,915	3,914
Dell Equipment Finance Trust, Ser 2023-2, Cl B
5.770%, 01/22/2029 (B)	2,195	2,199
Domino's Pizza Master Issuer LLC, Ser 2015-1A, Cl A2II
4.474%, 10/25/2045 (B)	2,133	2,088

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Dryden 41 Senior Loan Fund, Ser 2018-41A, Cl BR
6.890%, TSFR3M + 1.562%, 04/15/2031 (B)(C)	$1,340	$1,339
FirstKey Homes Trust, Ser 2020-SFR1, Cl A
1.339%, 08/17/2037 (B)	3,824	3,622
FirstKey Homes Trust, Ser 2022-SFR2, Cl A
4.250%, 07/17/2039 (B)	9,294	8,933
Ford Credit Floorplan Master Owner Trust A, Ser 2020-2, Cl A
1.060%, 09/15/2027	2,740	2,588
Ford Credit Floorplan Master Owner Trust A, Ser 2023-1, Cl B
5.310%, 05/15/2028 (B)	2,450	2,425
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
6.099%, TSFR1M + 0.774%, 01/25/2036 (C)	1,967	1,850
Goldentree Loan Management US CLO 3, Ser 2018-3A, Cl AJ
6.886%, TSFR3M + 1.562%, 04/20/2030 (B)(C)	1,700	1,700
Goldentree Loan Management US CLO 4, Ser 2024-4A, Cl ARR
6.473%, TSFR3M + 1.150%, 04/24/2031 (B)(C)	3,300	3,307
GreatAmerica Leasing Receivables, Ser 2023-1, Cl A3
5.150%, 07/15/2027 (B)	3,235	3,240
Greenwood Park CLO Ltd., Ser 2018-1A, Cl A2
6.600%, TSFR3M + 1.272%, 04/15/2031 (B)(C)	1,502	1,505
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (B)	1,270	1,208
HPEFS Equipment Trust, Ser 2024-1A, Cl B
5.180%, 05/20/2031 (B)	4,400	4,367
HSI Asset Securitization Trust, Ser 2006-OPT2, Cl M2
6.024%, TSFR1M + 0.699%, 01/25/2036 (C)	416	406
LCM XXIV, Ser 2021-24A, Cl AR
6.566%, TSFR3M + 1.242%, 03/20/2030 (B)(C)	492	492
M&T Equipment, Ser 2023-1A, Cl A3
5.740%, 07/15/2030 (B)	6,775	6,768
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
6.586%, TSFR3M + 1.262%, 07/21/2030 (B)(C)	1,642	1,646

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Madison Park Funding XXIX, Ser 2024-29A, Cl AR
6.507%, TSFR3M + 1.180%, 10/18/2030 (B)(C)	$3,133	$3,140
MF1, Ser 2020-FL4, Cl A
7.134%, TSFR1M + 1.814%, 11/15/2035 (B)(C)	1,126	1,126
Morgan Stanley ABS Capital I Trust, Ser 2006-NC3, Cl A2D
5.979%, TSFR1M + 0.654%, 03/25/2036 (C)	494	471
Morgan Stanley ABS Capital I Trust, Ser 2007-HE7, Cl A2B
6.439%, TSFR1M + 1.114%, 07/25/2037 (C)	786	765
MVW LLC, Ser 2021-1WA, Cl A
1.140%, 01/22/2041 (B)	1,645	1,531
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (B)	3,780	3,543
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (B)	2,228	2,038
Navient Private Education Refi Loan Trust, Ser 2020-FA, Cl A
1.220%, 07/15/2069 (B)	2,523	2,278
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (B)	1,648	1,482
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (B)	1,589	1,460
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (B)	3,087	2,718
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (B)	5,922	5,178
Nelnet Student Loan Trust, Ser 2021-A, Cl APT1
1.360%, 04/20/2062 (B)	4,554	4,109
Neuberger Berman Loan Advisers CLO 24, Ser 2020-24A, Cl BR
7.088%, TSFR3M + 1.762%, 04/19/2030 (B)(C)	750	750
New Century Home Equity Loan Trust, Ser 2006-1, Cl A2B
5.799%, TSFR1M + 0.474%, 05/25/2036 (C)	1,640	1,609
OCP CLO, Ser 2024-6A, Cl A1R2
6.467%, TSFR3M + 1.150%, 10/17/2030 (B)(C)	3,300	3,301

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Palmer Square Loan Funding, Ser 2021-2A, Cl A1
6.387%, TSFR3M + 1.062%, 05/20/2029 (B)(C)	$429	$429
Palmer Square Loan Funding, Ser 2024-3A, Cl A1BR
6.729%, TSFR3M + 1.400%, 04/15/2031 (B)(C)	3,400	3,403
People's Choice Home Loan Securities Trust, Ser 2005-4, Cl 1A3
6.119%, TSFR1M + 0.794%, 12/25/2035 (C)	757	727
Progress Residential Trust, Ser 2020-SFR2, Cl A
2.078%, 06/17/2037 (B)	1,873	1,804
Reese Park CLO, Ser 2021-1A, Cl XR
6.490%, TSFR3M + 1.162%, 10/15/2034 (B)(C)	550	550
Rockford Tower CLO, Ser 2018-2A, Cl A
6.746%, TSFR3M + 1.422%, 10/20/2031 (B)(C)	2,193	2,198
Saxon Asset Securities Trust, Ser 2006-3, Cl A3
5.779%, TSFR1M + 0.454%, 10/25/2046 (C)	1,030	990
Sierra Timeshare Receivables Funding LLC, Ser 2019-3A, Cl A
2.340%, 08/20/2036 (B)	328	325
SLC Student Loan Trust, Ser 2007-1, Cl A4
5.669%, SOFR90A + 0.322%, 05/15/2029 (C)	178	177
SLM Student Loan Trust, Ser 2012-2, Cl A
6.138%, SOFR30A + 0.814%, 01/25/2029 (C)	594	579
SLM Student Loan Trust, Ser 2013-2, Cl A
5.888%, SOFR30A + 0.564%, 06/25/2043 (C)	729	715
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (B)	501	453
SoFi Professional Loan Program Trust, Ser 2021-A, Cl AFX
1.030%, 08/17/2043 (B)	897	760
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (B)	888	747
Stack Infrastructure Issuer LLC, Ser 2020-1A, Cl A2
1.893%, 08/25/2045 (B)	1,000	948
T-Mobile US Trust, Ser 2024-1A, Cl A
5.050%, 09/20/2029 (B)	8,480	8,425
Trinity Rail Leasing LLC, Ser 2020-2A, Cl A1
1.830%, 11/19/2050 (B)	1,992	1,854

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Vantage Data Centers Issuer LLC, Ser 2020-1A, Cl A2
1.645%, 09/15/2045 (B)	$1,317	$1,240
Verizon Master Trust, Ser 2023-4, Cl A1A
5.160%, 06/20/2029	9,780	9,758
Verizon Master Trust, Ser 2024-3, Cl A1A
5.340%, 04/22/2030	8,675	8,723
Verizon Master Trust, Ser 2024-3, Cl B
5.540%, 04/22/2030	9,900	9,942
Verizon Master Trust, Ser 2024-3, Cl C
5.730%, 04/22/2030	5,675	5,698
Voya CLO, Ser 2021-2A, Cl A1R
6.570%, TSFR3M + 1.242%, 06/07/2030 (B)(C)	874	875
Wells Fargo Home Equity Trust, Ser 2006-1, Cl M3
5.934%, TSFR1M + 0.609%, 05/25/2036 (C)	309	308
Westlake Flooring Master Trust, Ser 2024-1A, Cl B
6.070%, 02/15/2028 (B)	11,725	11,682
		179,302

Total Asset-Backed Securities
(Cost $525,370) ($ Thousands)		522,614

MORTGAGE-BACKED SECURITIES — 21.2%
Agency Mortgage-Backed Obligations — 13.7%
FHLB
2.750%, 03/25/2027	16,360	15,485
FHLMC
5.864%, RFUCCT1Y + 1.469%, 03/01/2037(C)	4	4
4.050%, 07/21/2025	14,825	14,643
3.500%, 02/01/2034 to 05/01/2035	6,583	6,262
2.500%, 09/01/2030 to 11/01/2031	7,078	6,587
0.600%, 10/20/2025	9,805	9,221
FHLMC Multifamily Structured Pass-Through Certificates, Ser K057, Cl A2
2.570%, 07/25/2026	1,000	952
FHLMC Multifamily Structured Pass-Through Certificates, Ser K062, Cl A2
3.413%, 12/25/2026	1,500	1,440
FHLMC Multifamily Structured Pass-Through Certificates, Ser K076, Cl A1
3.725%, 12/25/2027	165	161
FHLMC Multifamily Structured Pass-Through Certificates, Ser K089, Cl A1
3.344%, 10/25/2028	756	725
FHLMC Multifamily Structured Pass-Through Certificates, Ser K159, Cl A1
3.950%, 12/25/2029	3,255	3,180

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF34, Cl A
5.802%, SOFR30A + 0.474%, 08/25/2024(C)	$68	$68
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF37, Cl A
5.802%, SOFR30A + 0.474%, 09/25/2027(C)	78	78
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF38, Cl A
5.772%, SOFR30A + 0.444%, 09/25/2024(C)	19	19
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF39, Cl A
5.762%, SOFR30A + 0.434%, 11/25/2024(C)	97	97
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF40, Cl A
5.782%, SOFR30A + 0.454%, 11/25/2027(C)	40	40
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF43, Cl A
5.682%, SOFR30A + 0.354%, 01/25/2028(C)	337	334
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF51, Cl A
5.842%, SOFR30A + 0.514%, 08/25/2025(C)	115	115
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF68, Cl A
5.932%, SOFR30A + 0.604%, 07/25/2026(C)	449	449
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF86, Cl AL
5.732%, SOFR30A + 0.404%, 08/25/2027(C)	325	323
FHLMC Multifamily Structured Pass-Through Certificates, Ser KIR1, Cl A2
2.849%, 03/25/2026	2,565	2,457
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ34, Cl A1
0.681%, 06/25/2026	221	213
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ37, Cl A1
1.679%, 12/25/2027	2,034	1,866
FHLMC Multifamily Structured Pass-Through Certificates, Ser KW01, Cl A2
2.853%, 01/25/2026	1,505	1,455
FHLMC Multifamily Structured Pass-Through Certificates, Ser Q004, Cl AFL
5.893%, 12MTA + 0.740%, 05/25/2044(C)	326	326

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2005-2922, Cl FE
5.688%, SOFR30A + 0.364%, 02/15/2035(C)	$361	$357
FHLMC REMIC CMO, Ser 2005-2990, Cl LK
5.808%, SOFR30A + 0.484%, 10/15/2034(C)	449	447
FHLMC REMIC CMO, Ser 2006-3102, Cl FB
5.738%, SOFR30A + 0.414%, 01/15/2036(C)	119	119
FHLMC REMIC CMO, Ser 2006-3136, Cl KF
5.738%, SOFR30A + 0.414%, 04/15/2036(C)	156	154
FHLMC REMIC CMO, Ser 2009-3616, Cl FG
6.088%, SOFR30A + 0.764%, 03/15/2032(C)	198	198
FHLMC REMIC CMO, Ser 2010-3762, Cl FP
5.888%, SOFR30A + 0.564%, 03/15/2040(C)	22	22
FHLMC REMIC CMO, Ser 2010-3774, Cl EW
3.500%, 12/15/2025	60	59
FHLMC REMIC CMO, Ser 2011-3895, Cl FM
5.788%, SOFR30A + 0.464%, 12/15/2040(C)	29	29
FHLMC REMIC CMO, Ser 2012-4094, Cl BF
5.838%, SOFR30A + 0.514%, 08/15/2032(C)	305	305
FHLMC REMIC CMO, Ser 2012-4102, Cl LF
5.688%, SOFR30A + 0.364%, 01/15/2040(C)	42	42
FHLMC REMIC CMO, Ser 2013-4203, Cl DM
3.000%, 04/15/2033	125	120
FHLMC REMIC CMO, Ser 2014-4379, Cl CD
2.500%, 04/15/2033	85	83
FHLMC REMIC CMO, Ser 2015-4482, Cl CA
3.000%, 04/15/2034	756	731
FNMA
4.390%, 07/01/2028	3,870	3,791
3.500%, 09/01/2034	3,117	2,953
3.008%, 01/01/2026(C)	1,439	1,399
3.000%, 10/01/2030 to 02/01/2035	4,888	4,607
2.890%, 12/01/2025	5,195	4,999
2.690%, 06/01/2026	1,421	1,354
2.500%, 02/01/2031 to 11/01/2034	4,421	4,132
2.000%, 04/01/2031	674	621
0.700%, 07/30/2025	6,920	6,573
FNMA REMIC CMO, Ser 2005-83, Cl FP
5.768%, SOFR30A + 0.444%, 10/25/2035(C)	441	436
FNMA REMIC CMO, Ser 2006-31, Cl FP
5.738%, SOFR30A + 0.414%, 05/25/2036(C)	75	74
FNMA REMIC CMO, Ser 2006-56, Cl FE
5.868%, SOFR30A + 0.544%, 07/25/2036(C)	374	370

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2007-98, Cl FD
5.888%, SOFR30A + 0.564%, 06/25/2037(C)	$224	$221
FNMA REMIC CMO, Ser 2008-24, Cl PF
6.088%, SOFR30A + 0.764%, 02/25/2038(C)	41	41
FNMA REMIC CMO, Ser 2010-43, Cl VF
5.988%, SOFR30A + 0.664%, 05/25/2040(C)	276	274
FNMA REMIC CMO, Ser 2012-111, Cl NF
5.788%, SOFR30A + 0.464%, 05/25/2042(C)	401	393
FNMA REMIC CMO, Ser 2012-113, Cl PB
2.000%, 10/25/2040	377	358
FNMA REMIC CMO, Ser 2012-54, Cl CF
6.138%, SOFR30A + 0.814%, 05/25/2042(C)	135	134
FNMA REMIC CMO, Ser 2013-116, Cl CB
2.500%, 04/25/2033	83	81
FNMA REMIC CMO, Ser 2016-48, Cl UF
5.838%, SOFR30A + 0.514%, 08/25/2046(C)	159	156
FNMA REMIC CMO, Ser 2019-79, Cl FA
5.938%, SOFR30A + 0.614%, 01/25/2050(C)	391	381
FNMA REMIC CMO, Ser 2020-10, Cl FA
5.938%, SOFR30A + 0.614%, 03/25/2050(C)	1,047	1,023
FNMA TBA
5.500%, 06/15/2054	4,250	4,181
5.000%, 06/15/2039 to 07/15/2054	39,100	38,313
4.500%, 06/15/2039 to 07/15/2054	56,200	53,686
4.000%, 06/15/2039 to 07/13/2039	40,825	37,854
3.500%, 06/15/2039	6,775	6,368
FNMA, Ser 2015-M15, Cl A2
2.923%, 10/25/2025(C)	967	937
FNMA, Ser 2015-M17, Cl A2
2.908%, 11/25/2025(C)	1,903	1,843
FNMA, Ser 2016-M3, Cl A2
2.702%, 02/25/2026	2,279	2,185
FRESB Mortgage Trust, Ser 2016-SB14, Cl A10F
2.590%, 03/25/2026(C)	1,033	986
FRESB Mortgage Trust, Ser 2016-SB15, Cl A10F
2.350%, 03/25/2026(C)	1,599	1,525
FRESB Mortgage Trust, Ser 2016-SB17, Cl A10F
2.420%, 05/25/2026(C)	2,599	2,472
FRESB Mortgage Trust, Ser 2018-SB50, Cl A10F
3.308%, 04/25/2028(C)	813	764

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FRESB Mortgage Trust, Ser 2018-SB52, Cl A10F
3.463%, 06/25/2028(C)	$5,043	$4,751
FRESB Mortgage Trust, Ser 2018-SB53, Cl A10F
3.627%, 06/25/2028(C)	4,190	3,951
FRESB Mortgage Trust, Ser 2018-SB54, Cl A10F
3.520%, 05/25/2028(C)	1,204	1,137
FRESB Mortgage Trust, Ser 2019-SB59, Cl A10F
3.470%, 01/25/2029(C)	307	290
GNMA CMO, Ser 2007-1, Cl F
5.735%, TSFR1M + 0.414%, 01/20/2037(C)	309	307
GNMA CMO, Ser 2010-98, Cl QF
5.835%, TSFR1M + 0.514%, 01/20/2040(C)	25	25
GNMA CMO, Ser 2011-151, Cl BF
5.785%, TSFR1M + 0.464%, 04/20/2041(C)	264	260
GNMA CMO, Ser 2012-77, Cl FM
6.104%, TSFR1M + 0.784%, 11/16/2039(C)	313	314
GNMA CMO, Ser 2023-111, Cl FN
6.523%, SOFR30A + 1.200%, 08/20/2053(C)	3,863	3,883
GNMA CMO, Ser 2023-113, Cl FD
6.500%, SOFR30A + 1.350%, 08/20/2053(C)	2,882	2,872
GNMA CMO, Ser 2023-116, Cl FL
6.473%, SOFR30A + 1.150%, 08/20/2053(C)	2,846	2,858
GNMA CMO, Ser 2023-128, Cl CF
6.523%, SOFR30A + 1.200%, 08/20/2053(C)	3,237	3,254
GNMA TBA
5.500%, 06/15/2054 to 07/15/2054	5,225	5,181
5.000%, 06/15/2040	8,200	7,958
4.500%, 06/01/2039	10,375	9,809
GNMA, Ser 2008-92, Cl E
5.556%, 03/16/2044(C)	267	265
GNMA, Ser 2010-159, Cl D
4.558%, 09/16/2044(C)	313	308
GNMA, Ser 2012-23, Cl D
3.488%, 07/16/2049(C)	334	315
GNMA, Ser 2014-157, Cl C
3.150%, 10/16/2054(C)	1,063	1,012
GNMA, Ser 2015-109, Cl B
3.313%, 10/16/2041(C)	662	657
GNMA, Ser 5276
3.000%, 01/20/2027	366	356

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 82737
4.625%, H15T1Y + 1.500%, 02/20/2041(C)	$63	$63

		304,477
Non-Agency Mortgage-Backed Obligations — 7.5%
Ameriquest Mortgage Securities Asset-Backed Pass-Through, Ser 2005-R9, Cl M1
6.144%, TSFR1M + 0.819%, 11/25/2035(C)	812	787
Arbor Multifamily Mortgage Securities Trust, Ser 2021-MF2, Cl A2
2.023%, 06/15/2054(B)	1,007	927
Ashford Hospitality Trust, Ser 2018-KEYS, Cl A
6.489%, TSFR1M + 1.172%, 06/15/2035(B)(C)	357	355
Banc of America Funding Trust, Ser 2014-R6, Cl 2A13
5.691%, 07/26/2036(B)(C)	1,814	1,788
Bank of America Commercial Mortgage Trust, Ser 2017-BNK3, Cl ASB
3.366%, 02/15/2050	775	755
BANK, Ser 2017-BNK7, Cl ASB
3.265%, 09/15/2060	2,496	2,410
BANK, Ser 2017-BNK8, Cl ASB
3.314%, 11/15/2050	1,591	1,525
BANK, Ser 2018-BN14, Cl ASB
4.185%, 09/15/2060	419	407
BANK, Ser 2018-BN14, Cl A2
4.128%, 09/15/2060	334	333
BANK, Ser 2019-BN21, Cl ASB
2.808%, 10/17/2052	2,625	2,443
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
7.572%, TSFR1M + 2.254%, 10/15/2037(B)(C)	1,000	995
BBCMS Mortgage Trust, Ser 2020-C7, Cl A1
1.079%, 04/15/2053	269	266
BBCMS Trust, Ser 2021-C10, Cl ASB
2.268%, 07/15/2054	750	665
Benchmark Mortgage Trust, Ser 2018-B5, Cl A2
4.077%, 07/15/2051	1,287	1,250
Benchmark Mortgage Trust, Ser 2019-B9, Cl AAB
3.933%, 03/15/2052	1,631	1,578
Benchmark Mortgage Trust, Ser 2020-B17, Cl A2
2.211%, 03/15/2053	9,585	8,900
BHMS, Ser 2018-ATLS, Cl C
7.514%, TSFR1M + 2.197%, 07/15/2035(B)(C)	3,690	3,663

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BMO Mortgage Trust, Ser 2022-C3, Cl A1
5.252%, 09/15/2054(C)	$1,296	$1,284
BOCA Commercial Mortgage Trust, Ser 2022-BOCA, Cl A
7.086%, TSFR1M + 1.770%, 05/15/2039(B)(C)	500	500
BX Commercial Mortgage Trust, Ser 2020-VKNG, Cl A
6.362%, TSFR1M + 1.044%, 10/15/2037(B)(C)	965	962
BX Commercial Mortgage Trust, Ser 2021-21M, Cl A
6.162%, TSFR1M + 0.844%, 10/15/2036(B)(C)	528	524
BX Commercial Mortgage Trust, Ser 2021-CIP, Cl A
6.353%, TSFR1M + 1.035%, 12/15/2038(B)(C)	1,250	1,243
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
6.084%, TSFR1M + 0.767%, 05/15/2038(B)(C)	1,137	1,128
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl A
6.120%, TSFR1M + 0.803%, 10/15/2038(B)(C)	1,646	1,632
BX Trust, Ser 2019-CALM, Cl B
6.532%, TSFR1M + 1.214%, 11/15/2032(B)(C)	606	604
BX Trust, Ser 2021-MFM1, Cl A
6.132%, TSFR1M + 0.814%, 01/15/2034(B)(C)	1,862	1,853
BXP Trust, Ser 2017-CC, Cl D
3.552%, 08/13/2037(B)(C)	710	591
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl A
6.684%, TSFR1M + 1.367%, 12/15/2037(B)(C)	815	815
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl B
6.864%, TSFR1M + 1.547%, 12/15/2037(B)(C)	2,000	1,998
Carrington Mortgage Loan Trust Series, Ser 2006-OPT1, Cl M1
5.964%, TSFR1M + 0.639%, 02/25/2036(C)	1,192	1,173
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl ASB
2.622%, 08/10/2049	3,063	2,956
CD Commercial Mortgage Trust, Ser 2017-CD4, Cl ASB
3.317%, 05/10/2050	1,247	1,208
CD Mortgage Trust, Ser 2018-CD7, Cl ASB
4.213%, 08/15/2051	336	327

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CIM Trust, Ser 2022-I1, Cl A1
4.350%, 02/25/2067(B)(C)	$936	$904
Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Cl AS
4.026%, 05/10/2047	408	402
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, Cl AAB
3.368%, 02/10/2049	423	415
Citigroup Commercial Mortgage Trust, Ser 2016-GC37, Cl AAB
3.098%, 04/10/2049	695	680
Citigroup Commercial Mortgage Trust, Ser 2017-C4, Cl AAB
3.297%, 10/12/2050	1,285	1,237
Citigroup Commercial Mortgage Trust, Ser 2021-PRM2, Cl A
6.382%, TSFR1M + 1.064%, 10/15/2038(B)(C)	1,782	1,771
Citigroup Mortgage Loan Trust, Ser 2006-AMC1, Cl A1
5.729%, TSFR1M + 0.404%, 09/25/2036(B)(C)	1,489	1,405
Cold Storage Trust, Ser 2020-ICE5, Cl A
6.335%, TSFR1M + 1.014%, 11/15/2037(B)(C)	1,474	1,472
COMM Mortgage Trust, Ser 2015-DC1, Cl AM
3.724%, 02/10/2048	930	897
COMM Mortgage Trust, Ser 2015-PC1, Cl A4
3.620%, 07/10/2050	1,033	1,022
Connecticut Avenue Securities Trust, Ser 2022-R08, Cl 1M1
7.874%, SOFR30A + 2.550%, 07/25/2042(B)(C)	1,379	1,420
Connecticut Avenue Securities Trust, Ser 2023-R08, Cl 1M1
6.824%, SOFR30A + 1.500%, 10/25/2043(B)(C)	2,474	2,485
Connecticut Avenue Securities Trust, Ser 2024-R04, Cl 1M1
6.424%, SOFR30A + 1.100%, 05/25/2044(B)(C)	1,400	1,402
CSAIL Commercial Mortgage Trust, Ser 2016-C5, Cl ASB
3.533%, 11/15/2048	14	14
CSAIL Commercial Mortgage Trust, Ser 2019-C15, Cl ASB
3.903%, 03/15/2052	830	805
CSMC Series, Ser 2014-6R, Cl 15A2
2.097%, TSFR1M + 0.264%, 11/27/2036(B)(C)	862	824
CSMC Series, Ser 2015-6R, Cl 2A1
6.627%, TSFR1M + 0.314%, 11/27/2046(B)(C)	1,068	1,054

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2022-RPL3, Cl A1
3.817%, 03/25/2061(B)(C)	$2,421	$2,395
DBGS Mortgage Trust, Ser 2018-BIOD, Cl A
6.416%, TSFR1M + 1.099%, 05/15/2035(B)(C)	1,773	1,768
DBGS Mortgage Trust, Ser 2018-C1, Cl ASB
4.302%, 10/15/2051	359	350
DBJPM Mortgage Trust, Ser 2016-C3, Cl ASB
2.756%, 08/10/2049	785	760
Extended Stay America Trust, Ser 2021-ESH, Cl A
6.512%, TSFR1M + 1.194%, 07/15/2038(B)(C)	2,023	2,022
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
6.624%, SOFR30A + 1.300%, 02/25/2042(B)(C)	678	680
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
5.599%, TSFR1M + 0.274%, 11/25/2036(C)	805	790
First Franklin Mortgage Loan Trust, Ser 2006-FF18, Cl A1
5.659%, TSFR1M + 0.334%, 12/25/2037(C)	1,604	1,502
First Franklin Mortgage Loan Trust, Ser 2006-FF9, Cl 1A
5.689%, TSFR1M + 0.364%, 06/25/2036(C)	680	672
Fontainebleau Miami Beach Trust, Ser 2019-FBLU, Cl A
3.144%, 12/10/2036(B)	2,278	2,232
Fontainebleau Miami Beach Trust, Ser 2019-FBLU, Cl B
3.447%, 12/10/2036(B)	3,400	3,331
FS Rialto, Ser 2019-FL1, Cl A
6.634%, TSFR1M + 1.314%, 12/16/2036(B)(C)	457	455
GCAT Trust, Ser 2021-NQM6, Cl A1
1.855%, 08/25/2066(B)(C)	2,402	2,101
GS Mortgage Securities II Trust, Ser 2022-SHIP, Cl B
4.936%, 09/10/2038(B)(C)	2,250	2,191
GS Mortgage Securities II Trust, Ser 2023-SHIP, Cl A
4.322%, 09/10/2038(B)(C)	10,570	10,252
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	1,135	1,106
GS Mortgage Securities Trust, Ser 2017-GS5, Cl AAB
3.467%, 03/10/2050	636	618

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(B)	$566	$541
GSAA Home Equity Trust, Ser 2005-6, Cl M1
6.084%, TSFR1M + 0.759%, 06/25/2035(C)	349	343
GSAA Home Equity Trust, Ser 2007-8, Cl A3
6.339%, TSFR1M + 1.014%, 08/25/2037(C)	294	280
GWT, Ser 2024-WLF2, Cl A
6.991%, TSFR1M + 1.691%, 05/15/2041(B)(C)	1,478	1,484
Hilton USA Trust, Ser 2016-HHV, Cl D
4.194%, 11/05/2038(B)(C)	2,430	2,303
Houston Galleria Mall Trust, Ser 2015-HGLR, Cl A1A2
3.087%, 03/05/2037(B)	1,725	1,675
Houston Galleria Mall Trust, Ser 2015-HGLR, Cl A1A1
3.087%, 03/05/2037(B)	1,200	1,168
Houston Galleria Mall Trust, Ser 2015-HGLR, Cl D
3.982%, 03/05/2037(B)	1,400	1,333
Impac CMB Trust Series, Ser 2004-6, Cl 1A1
6.239%, TSFR1M + 0.914%, 10/25/2034(C)	485	471
Independence Plaza Trust, Ser 2018-INDP, Cl A
3.763%, 07/10/2035(B)	1,095	1,045
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/2048	613	604
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP7, Cl ASB
3.241%, 09/15/2050	3,497	3,360
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl ASB
2.954%, 06/15/2049	345	336
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP3, Cl ASB
2.777%, 08/15/2049	2,123	2,054
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Cl A
2.854%, 09/06/2038(B)(C)	1,334	1,247
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2021-MHC, Cl A
6.482%, TSFR1M + 1.164%, 04/15/2038(B)(C)	1,502	1,501
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH4, Cl A5
5.679%, TSFR1M + 0.354%, 05/25/2037(C)	646	639

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH4, Cl M1
5.669%, TSFR1M + 0.344%, 05/25/2037(C)	$3,000	$2,867
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH5, Cl A1
5.599%, TSFR1M + 0.274%, 06/25/2037(C)	1,221	1,210
JPMorgan Wealth Management, Ser 2021-CL1, Cl M1
6.624%, SOFR30A + 1.300%, 03/25/2051(B)(C)	2,461	2,442
LHOME Mortgage Trust, Ser 2021-RTL3, Cl A1
3.363%, 09/25/2026(B)(D)	531	525
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(B)	1,641	1,649
Merrill Lynch Mortgage Investors Trust, Ser 2004-A, Cl A1
5.899%, TSFR1M + 0.574%, 04/25/2029(C)	139	128
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.500%, 04/25/2066(B)(C)	327	314
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(B)(C)	1,641	1,566
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(B)(C)	1,779	1,656
Morgan Stanley Capital I, Ser 2017-HR2, Cl ASB
3.509%, 12/15/2050	945	912
Nationstar Home Equity Loan Trust, Ser 2007-B, Cl 2AV4
5.759%, TSFR1M + 0.434%, 04/25/2037(C)	498	486
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
5.629%, TSFR1M + 0.304%, 04/25/2037(C)	1,309	1,226
One New York Plaza Trust, Ser 2020-1NYP, Cl A
6.382%, TSFR1M + 1.064%, 01/15/2036(B)(C)	952	926
OPG Trust, Ser 2021-PORT, Cl A
5.916%, TSFR1M + 0.598%, 10/15/2036(B)(C)	1,205	1,193
Opteum Mortgage Acceptance Asset Backed Pass-Through Certificates 2005-2, Ser 2005-2, Cl M5
6.414%, TSFR1M + 1.089%, 04/25/2035(C)	74	76

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Ownit Mortgage Loan Trust Series, Ser 2006-3, Cl A2D
5.979%, TSFR1M + 0.654%, 03/25/2037(C)	$1,951	$1,832
SREIT Trust, Ser 2021-MFP, Cl B
6.511%, TSFR1M + 1.194%, 11/15/2038(B)(C)	1,435	1,426
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF2, Cl M1
6.009%, TSFR1M + 0.684%, 05/25/2035(C)	11	11
STWD, Ser 2019-FL1, Cl A
6.511%, TSFR1M + 1.194%, 07/15/2038(B)(C)	65	65
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(B)(C)	82	79
Towd Point Mortgage Trust, Ser 2018-4, Cl A1
3.000%, 06/25/2058(B)(C)	1,607	1,467
Towd Point Mortgage Trust, Ser 2018-6, Cl A1
3.750%, 03/25/2058(B)(C)	1,000	949
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059(B)(C)	2,404	2,239
Towd Point Mortgage Trust, Ser 2019-HY2, Cl A1
6.439%, TSFR1M + 1.114%, 05/25/2058(B)(C)	1,154	1,178
Towd Point Mortgage Trust, Ser 2020-4, Cl A1
1.750%, 10/25/2060(B)	1,043	917
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(B)(C)	1,442	1,305
Towd Point Mortgage Trust, Ser 2021-SJ1, Cl A1
2.250%, 07/25/2068(B)(C)	646	603
UBS Commercial Mortgage Trust, Ser 2017-C6, Cl ASB
3.504%, 12/15/2050	664	642
UBS Commercial Mortgage Trust, Ser 2017-C7, Cl ASB
3.586%, 12/15/2050	2,634	2,552
UBS Commercial Mortgage Trust, Ser 2018-C12, Cl A2
4.152%, 08/15/2051	167	164
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
5.959%, TSFR1M + 0.634%, 11/25/2045(C)	819	741

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WB Commercial Mortgage Trust, Ser 2024-HQ, Cl A
5.937%, 03/15/2040(B)(C)	$1,600	$1,597
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A3
3.290%, 05/15/2048	2,008	1,967
Wells Fargo Commercial Mortgage Trust, Ser 2016-BNK1, Cl ASB
2.514%, 08/15/2049	328	320
Wells Fargo Commercial Mortgage Trust, Ser 2016-C31, Cl A3
3.427%, 11/15/2048	3,923	3,840
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl ASB
3.324%, 01/15/2059	631	621
Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl ASB
2.911%, 06/15/2049	937	915
Wells Fargo Commercial Mortgage Trust, Ser 2017-C41, Cl ASB
3.390%, 11/15/2050	736	714
Wells Fargo Commercial Mortgage Trust, Ser 2017-SMP, Cl A
6.238%, TSFR1M + 0.921%, 12/15/2034(B)(C)	1,125	1,067
Wells Fargo Commercial Mortgage Trust, Ser 2019-C52, Cl ASB
2.833%, 08/15/2052	1,400	1,316
Wells Fargo Commercial Mortgage Trust, Ser 2020-C57, Cl A1
0.903%, 08/15/2053	850	822
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl A5
3.678%, 08/15/2047	1,076	1,072

		167,260
Total Mortgage-Backed Securities
(Cost $477,572) ($ Thousands)		471,737

MUNICIPAL BONDS — 1.2%
Alabama — 0.2%
Alabama State, Federal Aid Highway Finance Authority, Ser B, RB
1.038%, 09/01/2025	5,635	5,353

Colorado — 0.0%
Denver, Airport System Revenue, Ser C, RB
1.115%, 11/15/2024	610	598

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Florida — 0.3%
County of Miami-Dade Florida Aviation Revenue, Ser C, RB
3.505%, 10/01/2025	$2,250	$2,195
Miami-Dade County, Aviation Revenue, Ser B, RB
2.949%, 10/01/2025	3,145	3,046
1.229%, 10/01/2025	370	351

		5,592

Illinois — 0.5%
State of Illinois, Ser A, GO
5.254%, 05/01/2025	4,770	4,766
5.213%, 05/01/2026	5,215	5,203

		9,969

Massachusetts — 0.0%
Massachusetts State, Ser B, RB
4.110%, 07/15/2031	1,009	981

New York — 0.1%
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB
2.310%, 11/01/2026	820	769
New York State, Urban Development, Ser B, RB
2.010%, 03/15/2030	1,800	1,537

		2,306

Texas — 0.1%
Dallas Fort Worth, International Airport, Ser A, RB
2.156%, 11/01/2025	2,400	2,300

Total Municipal Bonds
(Cost $27,716) ($ Thousands)		27,099

	Shares
CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Institutional Class
5.170%**†	44,979,565	44,980
Total Cash Equivalent
(Cost $44,980) ($ Thousands)		44,980
Total Investments in Securities — 108.0%
(Cost $2,420,528) ($ Thousands)		$2,403,909

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Limited Duration Bond Fund (Concluded)

A list of the open futures contracts held by the Fund at May 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	333	Sep-2024	$67,858	$67,833	$(25)

Short Contracts
U.S. 5-Year Treasury Note	(457)	Sep-2024	$(48,491)	$(48,349)	$142
U.S. Ultra Long Treasury Bond	(52)	Sep-2024	(6,445)	(6,367)	78
Ultra 10-Year U.S. Treasury Note	(180)	Sep-2024	(20,210)	(20,165)	45
			(75,146)	(74,881)	265
			$(7,288)	$(7,048)	$240

Percentages are based on Net Assets of $2,225,811 ($ Thousands).
**	The rate reported is the 7-day effective yield as of May 31, 2024.
†	Investment in Affiliated Security (see Note 6).
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2024, the value of these securities amounted to $589,927 ($ Thousands), representing 26.5% of the Net Assets of the Fund.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	777,903	–	777,903
Corporate Obligations	–	559,576	–	559,576
Asset-Backed Securities	–	522,614	–	522,614
Mortgage-Backed Securities	–	471,737	–	471,737
Municipal Bonds	–	27,099	–	27,099
Cash Equivalent	44,980	–	–	44,980
Total Investments in Securities	44,980	2,358,929	–	2,403,909

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	265	–	–	265
Unrealized Depreciation	(25)	–	–	(25)
Total Other Financial Instruments	240	–	–	240

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$28,539	$3,634,243	$(3,617,802)	$—	$—	$44,980	$3,128	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Intermediate Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 86.8%
Communication Services — 5.2%
Alphabet
2.050%, 08/15/2050	$1,356	$770
America Movil
6.125%, 03/30/2040	750	780
AT&T
8.750%, 11/15/2031	1,150	1,346
6.800%, 05/15/2036	2,915	3,120
4.900%, 08/15/2037	3,040	2,819
3.650%, 06/01/2051	2,095	1,480
2.250%, 02/01/2032	2,430	1,959
Charter Communications Operating LLC / Charter Communications Operating Capital
6.550%, 06/01/2034	8,145	8,162
6.100%, 06/01/2029	4,760	4,765
Comcast
6.450%, 03/15/2037	6,445	6,948
5.650%, 06/15/2035	305	311
5.650%, 06/01/2054	6,025	5,976
5.350%, 05/15/2053	6,745	6,422
5.100%, 06/01/2029	2,403	2,406
4.550%, 01/15/2029	7,325	7,182
4.200%, 08/15/2034	11,767	10,727
3.999%, 11/01/2049	1,080	838
3.969%, 11/01/2047	3,548	2,767
3.950%, 10/15/2025	2,420	2,376
3.900%, 03/01/2038	1,405	1,187
3.400%, 07/15/2046	1,165	840
3.375%, 08/15/2025	2,555	2,497
3.300%, 02/01/2027	1,870	1,790
3.150%, 03/01/2026	3,610	3,489
2.987%, 11/01/2063	4,549	2,656
2.937%, 11/01/2056	13,663	8,211
2.887%, 11/01/2051	3,475	2,162
1.500%, 02/15/2031	15,685	12,495
Cox Communications
1.800%, 10/01/2030 (A)	3,600	2,874
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	3,940	3,853
Discovery Communications LLC
5.000%, 09/20/2037	1	1
4.000%, 09/15/2055	2,220	1,420
Meta Platforms
5.750%, 05/15/2063	1,205	1,231
5.600%, 05/15/2053	6,585	6,672
4.800%, 05/15/2030	11,115	11,067
4.450%, 08/15/2052	7,905	6,751
Paramount Global
6.875%, 04/30/2036	2,760	2,633
Rogers Communications
5.000%, 02/15/2029	4,163	4,101

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sprint Capital
8.750%, 03/15/2032	$3,750	$4,482
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (A)	10,692	10,629
Time Warner Cable LLC
6.750%, 06/15/2039	3,105	3,017
6.550%, 05/01/2037	2,145	2,034
T-Mobile USA
4.500%, 04/15/2050	3,110	2,590
3.375%, 04/15/2029	6,470	5,921
Verizon Communications
7.750%, 12/01/2030	1,750	1,989
4.329%, 09/21/2028	3,235	3,135
2.987%, 10/30/2056	1,857	1,132
Walt Disney
3.500%, 05/13/2040	6,535	5,191
2.750%, 09/01/2049	4,533	2,868
2.000%, 09/01/2029	2,580	2,225
Warnermedia Holdings
5.141%, 03/15/2052	12,260	9,678
5.050%, 03/15/2042	3,010	2,488
4.279%, 03/15/2032	2,625	2,297

		206,760

Consumer Discretionary — 4.4%
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	2,842	2,685
Amazon.com
3.950%, 04/13/2052	13,958	11,191
3.875%, 08/22/2037	4,505	3,954
3.100%, 05/12/2051	8,600	5,865
1.650%, 05/12/2028	2,575	2,284
American Honda Finance MTN
5.800%, 10/03/2025	9,700	9,756
5.650%, 11/15/2028	7,840	8,015
5.125%, 07/07/2028	1,326	1,329
2.300%, 09/09/2026	3,200	3,000
BMW US Capital LLC
5.050%, 04/02/2026 (A)	10,445	10,409
2.550%, 04/01/2031 (A)	7,250	6,181
British Airways Pass-Through Trust, Ser 2020-1A
4.250%, 11/15/2032 (A)	3,066	2,833
Ferguson Finance PLC
4.500%, 10/24/2028 (A)	1,717	1,665
3.250%, 06/02/2030 (A)	3,790	3,376
Ford Motor Credit LLC
6.050%, 03/05/2031	3,800	3,783
General Motors Financial
5.950%, 04/04/2034	3,575	3,558
5.750%, 02/08/2031	2,315	2,314

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Home Depot
5.125%, 04/30/2025	$9,430	$9,428
4.500%, 12/06/2048	2,075	1,782
4.400%, 03/15/2045	3,217	2,765
4.250%, 04/01/2046	455	381
3.900%, 06/15/2047	1,505	1,182
3.350%, 04/15/2050	830	584
3.300%, 04/15/2040	980	760
3.250%, 04/15/2032	4,344	3,828
2.800%, 09/14/2027	3,450	3,227
2.750%, 09/15/2051	3,000	1,849
Hyundai Capital America
5.950%, 09/21/2026 (A)	7,835	7,887
5.400%, 01/08/2031 (A)	4,125	4,093
5.300%, 03/19/2027 (A)	7,940	7,907
Hyundai Capital Services
5.125%, 02/05/2029 (A)	3,420	3,365
Lowe's
1.300%, 04/15/2028	3,000	2,604
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,600	3,711
Nissan Motor Acceptance LLC
6.950%, 09/15/2026 (A)	1,340	1,371
Northwestern University
4.643%, 12/01/2044	115	108
3.662%, 12/01/2057	2,120	1,592
O'Reilly Automotive
5.750%, 11/20/2026	4,670	4,715
Resorts World Las Vegas LLC / RWLV Capital
4.625%, 04/06/2031 (A)	2,465	2,128
Toyota Motor Credit
5.100%, 03/21/2031	8,290	8,266
5.050%, 05/16/2029	7,940	7,924
Toyota Motor Credit MTN
4.800%, 01/10/2025	570	568
University of Southern California
2.805%, 10/01/2050	209	136
Volkswagen Group of America Finance LLC
1.250%, 11/24/2025 (A)	9,505	8,926

		173,285

Consumer Staples — 4.9%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	15,080	13,847
4.700%, 02/01/2036	14,981	14,146
Anheuser-Busch InBev Worldwide
8.000%, 11/15/2039	5,774	7,220
5.550%, 01/23/2049	6,395	6,405
5.000%, 06/15/2034	4,215	4,143
4.750%, 01/23/2029	5,220	5,183
4.600%, 04/15/2048	261	230

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BAT Capital
4.390%, 08/15/2037	$3,458	$2,917
2.259%, 03/25/2028	5,390	4,809
Campbell Soup
5.300%, 03/20/2026	5,220	5,208
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	1,505	1,601
7.507%, 01/10/2032 (A)	1,047	1,097
6.036%, 12/10/2028	1,626	1,621
4.163%, 08/11/2036 (A)	1,598	1,379
Diageo Capital PLC
5.375%, 10/05/2026	7,450	7,490
5.300%, 10/24/2027	3,786	3,815
ERAC USA Finance LLC
5.000%, 02/15/2029 (A)	2,780	2,762
General Mills
4.700%, 01/30/2027	3,145	3,102
JBS USA Holding Lux Sarl
7.250%, 11/15/2053 (A)	460	503
6.750%, 03/15/2034 (A)	7,602	7,987
6.500%, 12/01/2052	4,720	4,735
5.750%, 04/01/2033	1,710	1,685
5.125%, 02/01/2028	10,035	9,862
3.000%, 02/02/2029	2,980	2,635
2.500%, 01/15/2027	4,670	4,301
Kenvue
5.100%, 03/22/2043	875	844
Mars
4.750%, 04/20/2033 (A)	22,830	22,097
4.200%, 04/01/2059 (A)	1,620	1,291
3.200%, 04/01/2030 (A)	2,435	2,210
2.700%, 04/01/2025 (A)	1,820	1,781
Nestle Holdings
3.500%, 09/24/2025 (A)	5,505	5,385
PepsiCo
4.200%, 07/18/2052	1,730	1,441
Philip Morris International
5.625%, 09/07/2033	2,915	2,939
5.125%, 11/17/2027	6,210	6,198
5.125%, 02/15/2030	2,955	2,932
5.125%, 02/13/2031	5,605	5,516
4.500%, 03/20/2042	2,830	2,423
4.375%, 11/15/2041	2,207	1,858
3.875%, 08/21/2042	3,890	3,039
0.875%, 05/01/2026	3,360	3,093
Reynolds American
8.125%, 05/01/2040	980	1,115
7.250%, 06/15/2037	2,870	3,091
4.450%, 06/12/2025	1,149	1,135
Triton Container International
2.050%, 04/15/2026 (A)	2,335	2,166
University of Southern California
5.250%, 10/01/2111	3,610	3,449

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Walmart
4.500%, 04/15/2053	$4,346	$3,830

		196,516

Energy — 4.1%
BP Capital Markets America
3.937%, 09/21/2028	2,420	2,319
3.379%, 02/08/2061	1,681	1,109
3.060%, 06/17/2041	355	258
3.001%, 03/17/2052	5,545	3,581
2.939%, 06/04/2051	565	360
2.772%, 11/10/2050	1,850	1,141
BP Capital Markets PLC
3.723%, 11/28/2028	10,659	10,082
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/2027	2,120	2,103
2.742%, 12/31/2039	2,925	2,338
Chevron
2.236%, 05/11/2030	6,587	5,675
ConocoPhillips
5.550%, 03/15/2054	5,170	5,092
5.050%, 09/15/2033	7,560	7,459
4.025%, 03/15/2062	4,165	3,130
Diamondback Energy
4.250%, 03/15/2052	3,050	2,377
Energy Transfer LP
6.550%, 12/01/2033	2,365	2,493
6.050%, 12/01/2026	7,535	7,631
5.950%, 05/15/2054	3,055	2,939
5.250%, 04/15/2029	5,000	4,971
4.000%, 10/01/2027	3,950	3,781
Eni SpA
5.950%, 05/15/2054 (A)	2,630	2,601
5.500%, 05/15/2034 (A)	5,705	5,667
Enterprise Products Operating LLC
4.850%, 01/31/2034	4,850	4,695
4.850%, 08/15/2042	3,700	3,368
4.850%, 03/15/2044	2,625	2,376
EOG Resources
4.375%, 04/15/2030	2,110	2,042
Exxon Mobil
4.227%, 03/19/2040	950	839
4.114%, 03/01/2046	1,785	1,489
3.452%, 04/15/2051	3,270	2,360
3.095%, 08/16/2049	1,150	784
2.995%, 08/16/2039	2,830	2,147
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040 (A)	2,912	2,291
1.750%, 09/30/2027 (A)	2,483	2,315
Hess
6.000%, 01/15/2040	5,910	6,100
HF Sinclair
5.000%, 02/01/2028 (A)	6,075	5,873

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sabal Trail Transmission LLC
4.246%, 05/01/2028 (A)	$3,780	$3,631
Sabine Pass Liquefaction LLC
5.900%, 09/15/2037	2,995	3,068
Schlumberger Investment
5.000%, 06/01/2034	3,800	3,726
Shell International Finance BV
6.375%, 12/15/2038	1,675	1,839
4.550%, 08/12/2043	3,270	2,917
4.125%, 05/11/2035	4,275	3,909
4.000%, 05/10/2046	4,145	3,333
3.750%, 09/12/2046	4,600	3,575
2.500%, 09/12/2026	365	345
2.375%, 11/07/2029	2,965	2,604
Spectra Energy Partners LP
3.375%, 10/15/2026	2,005	1,913
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	3,445	3,918
2.900%, 03/01/2030 (A)	4,099	3,559
Texas Eastern Transmission LP
3.500%, 01/15/2028 (A)	3,373	3,166
TotalEnergies Capital
5.638%, 04/05/2064	30	30
5.488%, 04/05/2054	320	316
3.883%, 10/11/2028	5,330	5,108
TotalEnergies Capital International
3.386%, 06/29/2060	720	484
3.127%, 05/29/2050	2,390	1,622
2.986%, 06/29/2041	285	208

		163,057

Financials — 34.8%
AIA Group
3.600%, 04/09/2029 (A)	8,100	7,562
AIB Group PLC MTN
5.871%, SOFRRATE + 1.910%, 03/28/2035 (A)(B)	1,385	1,375
Alleghany
3.250%, 08/15/2051	3,470	2,326
American Express
6.489%, SOFRRATE + 1.940%, 10/30/2031 (B)	4,178	4,448
2.550%, 03/04/2027	5,980	5,573
American International Group
4.800%, 07/10/2045	320	290
ANZ New Zealand International
1.250%, 06/22/2026 (A)	6,250	5,754
Aon North America
5.750%, 03/01/2054	3,995	3,929
Apollo Global Management
6.375%, 11/15/2033	2,035	2,162
5.800%, 05/21/2054	4,415	4,365

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Apollo Management Holdings LP
4.400%, 05/27/2026 (A)	$1,140	$1,114
ASB Bank
1.625%, 10/22/2026 (A)	5,075	4,652
Athene Global Funding
2.950%, 11/12/2026 (A)	10,525	9,890
2.500%, 03/24/2028 (A)	5,135	4,595
Avolon Holdings Funding
6.375%, 05/04/2028 (A)	2,710	2,748
5.750%, 03/01/2029 (A)	3,085	3,063
5.750%, 11/15/2029 (A)	3,500	3,474
Banco Bilbao Vizcaya Argentaria
1.125%, 09/18/2025	4,225	3,990
Banco Santander
6.607%, 11/07/2028	5,895	6,181
Bank of America
6.000%, 10/15/2036	500	521
5.872%, SOFRRATE + 1.840%, 09/15/2034 (B)	6,990	7,148
5.819%, SOFRRATE + 1.570%, 09/15/2029 (B)	5,640	5,735
5.468%, SOFRRATE + 1.650%, 01/23/2035 (B)	13,355	13,267
5.288%, SOFRRATE + 1.910%, 04/25/2034 (B)	6,735	6,630
4.571%, SOFRRATE + 1.830%, 04/27/2033 (B)	21,485	20,177
3.419%, TSFR3M + 1.302%, 12/20/2028 (B)	8,165	7,644
3.366%, TSFR3M + 1.072%, 01/23/2026 (B)	12,030	11,847
3.311%, SOFRRATE + 1.580%, 04/22/2042 (B)	9,280	7,031
2.592%, SOFRRATE + 2.150%, 04/29/2031 (B)	6,300	5,404
2.572%, SOFRRATE + 1.210%, 10/20/2032 (B)	2,250	1,856
Bank of America MTN
4.948%, SOFRRATE + 2.040%, 07/22/2028 (B)	4,160	4,112
4.271%, TSFR3M + 1.572%, 07/23/2029 (B)	10,560	10,135
4.183%, 11/25/2027	7,645	7,373
3.974%, TSFR3M + 1.472%, 02/07/2030 (B)	5,230	4,928
3.705%, TSFR3M + 1.774%, 04/24/2028 (B)	22,445	21,425
3.559%, TSFR3M + 1.322%, 04/23/2027 (B)	710	685
3.248%, 10/21/2027	3,785	3,572
2.972%, SOFRRATE + 1.330%, 02/04/2033 (B)	1,485	1,251
2.676%, SOFRRATE + 1.930%, 06/19/2041 (B)	33,013	23,019

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of Ireland Group PLC
5.601%, SOFRRATE + 1.620%, 03/20/2030 (A)(B)	$3,450	$3,409
Bank of New York Mellon MTN
5.834%, SOFRINDX + 2.074%, 10/25/2033 (B)	5,447	5,618
Bank of Nova Scotia
4.900%, H15T5Y + 4.551%(B)(C)	3,150	3,088
Barclays PLC
7.325%, H15T1Y + 3.050%, 11/02/2026 (B)	5,330	5,432
6.036%, SOFRRATE + 2.420%, 03/12/2055 (B)	890	914
5.690%, SOFRRATE + 1.740%, 03/12/2030 (B)	1,436	1,435
Berkshire Hathaway
4.500%, 02/11/2043	865	808
Berkshire Hathaway Finance
3.850%, 03/15/2052	3,695	2,840
1.450%, 10/15/2030	4,000	3,257
BlackRock Funding
5.250%, 03/14/2054	5,310	5,118
Blackstone Holdings Finance LLC
6.200%, 04/22/2033 (A)	2,200	2,295
5.000%, 06/15/2044 (A)	738	671
4.450%, 07/15/2045 (A)	1,534	1,262
3.500%, 09/10/2049 (A)	2,250	1,562
3.150%, 10/02/2027 (A)	1,878	1,755
2.550%, 03/30/2032 (A)	2,000	1,632
BNP Paribas
5.894%, SOFRRATE + 1.866%, 12/05/2034 (A)(B)	2,460	2,531
5.497%, SOFRRATE + 1.590%, 05/20/2030 (A)(B)	3,210	3,196
5.125%, H15T1Y + 1.450%, 01/13/2029 (A)(B)	4,590	4,561
2.219%, SOFRRATE + 2.074%, 06/09/2026 (A)(B)	1,870	1,804
BPCE MTN
5.975%, SOFRRATE + 2.100%, 01/18/2027 (A)(B)	2,785	2,793
Brighthouse Financial Global Funding MTN
5.550%, 04/09/2027 (A)	8,935	8,923
Brookfield Finance
5.968%, 03/04/2054	9,705	9,702
2.724%, 04/15/2031	4,200	3,550
Canadian Imperial Bank of Commerce
6.092%, 10/03/2033	4,515	4,664
5.615%, 07/17/2026	7,310	7,346
Cantor Fitzgerald LP
4.500%, 04/14/2027 (A)	2,335	2,238

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Capital One Financial
4.927%, SOFRRATE + 2.057%, 05/10/2028 (B)	$167	$164
3.650%, 05/11/2027	4,523	4,317
Charles Schwab
5.875%, 08/24/2026	2,915	2,948
5.643%, SOFRRATE + 2.210%, 05/19/2029 (B)	8,928	9,012
Chubb INA Holdings LLC
6.700%, 05/15/2036	1,000	1,119
4.350%, 11/03/2045	1,138	981
CI Financial
4.100%, 06/15/2051	2,010	1,265
3.200%, 12/17/2030	5,775	4,521
Cincinnati Financial
6.920%, 05/15/2028	3,363	3,553
6.125%, 11/01/2034	2,882	2,998
Citadel Finance LLC
3.375%, 03/09/2026 (A)	3,615	3,424
Citadel LP
4.875%, 01/15/2027 (A)	3,620	3,519
Citibank
5.570%, 04/30/2034	1,770	1,795
Citigroup
6.174%, SOFRRATE + 2.661%, 05/25/2034 (B)	5,191	5,272
5.174%, SOFRRATE + 1.364%, 02/13/2030 (B)	14,895	14,750
4.450%, 09/29/2027	190	185
4.281%, TSFR3M + 2.101%, 04/24/2048 (B)	2,918	2,434
3.057%, SOFRRATE + 1.351%, 01/25/2033 (B)	3,334	2,815
2.904%, SOFRRATE + 1.379%, 11/03/2042 (B)	2,200	1,546
2.561%, SOFRRATE + 1.167%, 05/01/2032 (B)	13,030	10,833
2.520%, SOFRRATE + 1.177%, 11/03/2032 (B)	2,676	2,194
CME Group
5.300%, 09/15/2043	2,500	2,503
CNO Financial Group
6.450%, 06/15/2034	2,145	2,151
Commonwealth Bank of Australia
1.125%, 06/15/2026 (A)	3,668	3,379
Cooperatieve Rabobank UA
3.758%, H15T1Y + 1.420%, 04/06/2033 (A)(B)	3,345	2,963
Corebridge Financial
3.850%, 04/05/2029	2,875	2,680
3.500%, 04/04/2025	4,400	4,319

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Credit Agricole
1.247%, SOFRRATE + 0.892%, 01/26/2027 (A)(B)	$4,305	$4,009
Danske Bank
6.466%, H15T1Y + 2.100%, 01/09/2026 (A)(B)	5,584	5,598
Deutsche Bank NY
6.819%, SOFRRATE + 2.510%, 11/20/2029 (B)	4,410	4,578
Equitable Financial Life Global Funding
1.400%, 07/07/2025 (A)	1,473	1,406
1.400%, 08/27/2027 (A)	1,973	1,734
0.800%, 08/12/2024 (A)	2,165	2,144
F&G Global Funding
1.750%, 06/30/2026 (A)	10,151	9,303
Federation des Caisses Desjardins du Quebec
4.400%, 08/23/2025 (A)	5,170	5,103
GA Global Funding Trust
5.500%, 01/08/2029 (A)	5,900	5,874
3.850%, 04/11/2025 (A)	6,015	5,913
2.250%, 01/06/2027 (A)	1,565	1,435
1.950%, 09/15/2028 (A)	4,805	4,178
1.625%, 01/15/2026 (A)	6,360	5,950
Goldman Sachs Capital I
6.345%, 02/15/2034	4,595	4,743
Goldman Sachs Group
6.750%, 10/01/2037	470	510
6.450%, 05/01/2036	670	713
5.798%, SOFRRATE + 1.075%, 08/10/2026 (B)	2,890	2,892
5.727%, SOFRRATE + 1.265%, 04/25/2030 (B)	3,775	3,825
4.411%, TSFR3M + 1.692%, 04/23/2039 (B)	1,055	935
4.017%, TSFR3M + 1.635%, 10/31/2038 (B)	1,512	1,283
3.850%, 01/26/2027	150	145
3.500%, 11/16/2026	6,113	5,850
3.436%, SOFRRATE + 1.632%, 02/24/2043 (B)	2,078	1,576
3.272%, TSFR3M + 1.463%, 09/29/2025 (B)	8,785	8,713
3.210%, SOFRRATE + 1.513%, 04/22/2042 (B)	7,365	5,459
2.650%, SOFRRATE + 1.264%, 10/21/2032 (B)	5,467	4,528
2.640%, SOFRRATE + 1.114%, 02/24/2028 (B)	5,085	4,726
2.600%, 02/07/2030	1,090	949
2.383%, SOFRRATE + 1.248%, 07/21/2032 (B)	23,926	19,529
1.992%, SOFRRATE + 1.090%, 01/27/2032 (B)	470	379

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.948%, SOFRRATE + 0.913%, 10/21/2027 (B)	$6,475	$5,954
1.431%, SOFRRATE + 0.798%, 03/09/2027 (B)	9,410	8,752
Goldman Sachs Group MTN
4.800%, 07/08/2044	4,985	4,544
HSBC Bank USA
7.000%, 01/15/2039	7,096	7,996
HSBC Holdings PLC
7.390%, SOFRRATE + 3.350%, 11/03/2028 (B)	5,152	5,441
4.041%, TSFR3M + 1.808%, 03/13/2028 (B)	11,362	10,926
2.999%, SOFRRATE + 1.430%, 03/10/2026 (B)	1,140	1,116
Huntington Bancshares
6.208%, SOFRRATE + 2.020%, 08/21/2029 (B)	4,455	4,541
Intercontinental Exchange
5.250%, 06/15/2031	8,320	8,325
4.950%, 06/15/2052	380	346
4.250%, 09/21/2048	1,454	1,200
3.000%, 06/15/2050	1,100	713
International Bank for Reconstruction & Development
3.875%, 02/14/2030	12,685	12,215
3.500%, 07/12/2028	5,400	5,169
Jackson Financial
3.125%, 11/23/2031	3,295	2,732
Jackson National Life Global Funding
5.500%, 01/09/2026 (A)	3,000	2,981
JPMorgan Chase
8.750%, 09/01/2030	1,361	1,589
7.750%, 07/15/2025	1,690	1,734
6.400%, 05/15/2038	2,812	3,115
6.254%, SOFRRATE + 1.810%, 10/23/2034 (B)	15,590	16,451
6.138%, TSFR3M + 0.812%, 02/01/2027 (B)	1,630	1,582
5.766%, SOFRRATE + 1.490%, 04/22/2035 (B)	4,325	4,418
5.717%, SOFRRATE + 2.580%, 09/14/2033 (B)	2,786	2,818
5.581%, SOFRRATE + 1.160%, 04/22/2030 (B)	4,080	4,124
5.546%, SOFRRATE + 1.070%, 12/15/2025 (B)	1,920	1,918
5.336%, SOFRRATE + 1.620%, 01/23/2035 (B)	5,385	5,324
4.912%, SOFRRATE + 2.080%, 07/25/2033 (B)	595	577
4.565%, SOFRRATE + 1.750%, 06/14/2030 (B)	6,095	5,894

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.964%, TSFR3M + 1.642%, 11/15/2048 (B)	$3,784	$3,028
3.882%, TSFR3M + 1.622%, 07/24/2038 (B)	6,195	5,301
3.509%, TSFR3M + 1.207%, 01/23/2029 (B)	20,047	18,867
3.328%, SOFRRATE + 1.580%, 04/22/2052 (B)	5,075	3,585
3.157%, SOFRRATE + 1.460%, 04/22/2042 (B)	10,745	8,013
3.109%, SOFRRATE + 2.440%, 04/22/2051 (B)	250	170
2.522%, SOFRRATE + 2.040%, 04/22/2031 (B)	7,903	6,789
2.069%, SOFRRATE + 1.015%, 06/01/2029 (B)	5,150	4,551
1.953%, SOFRRATE + 1.065%, 02/04/2032 (B)	2,555	2,068
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	1,985	1,886
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	7,143	6,466
KKR Group Finance XII LLC
4.850%, 05/17/2032 (A)	3,073	2,946
Kreditanstalt fuer Wiederaufbau
3.875%, 06/15/2028	13,775	13,376
Lloyds Banking Group PLC
5.679%, H15T1Y + 1.750%, 01/05/2035 (B)	2,641	2,632
3.870%, H15T1Y + 3.500%, 07/09/2025 (B)	6,753	6,739
2.438%, H15T1Y + 1.000%, 02/05/2026 (B)	4,500	4,399
1.627%, H15T1Y + 0.850%, 05/11/2027 (B)	2,636	2,441
LSEGA Financing PLC
3.200%, 04/06/2041 (A)	3,618	2,690
1.375%, 04/06/2026 (A)	5,011	4,657
Macquarie Bank
5.208%, 06/15/2026 (A)	2,680	2,675
Macquarie Group MTN
6.207%, 11/22/2024 (A)	1,593	1,597
1.629%, SOFRRATE + 0.910%, 09/23/2027 (A)(B)	3,944	3,599
Marsh & McLennan
6.250%, 11/01/2052	2,845	3,067
5.700%, 09/15/2053	310	312
5.450%, 03/15/2054	360	350
4.900%, 03/15/2049	1,070	961
4.750%, 03/15/2039	5,100	4,734
4.350%, 01/30/2047	1,300	1,090
Massachusetts Mutual Life Insurance
3.375%, 04/15/2050 (A)	1,153	778
3.200%, 12/01/2061 (A)	7,385	4,412

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
MassMutual Global Funding II
1.200%, 07/16/2026 (A)	$6,000	$5,508
Mastercard
3.300%, 03/26/2027	2,845	2,725
Met Tower Global Funding MTN
1.250%, 09/14/2026 (A)	7,645	6,976
MetLife
6.375%, 06/15/2034	3,970	4,256
5.250%, 01/15/2054	1,760	1,679
5.000%, 07/15/2052	5,450	4,989
4.050%, 03/01/2045	1,250	1,009
Metropolitan Life Global Funding I
2.950%, 04/09/2030 (A)	2,810	2,486
Metropolitan Life Global Funding I MTN
5.150%, 03/28/2033 (A)	5,100	5,025
2.400%, 01/11/2032 (A)	6,140	5,020
Mitsubishi UFJ Financial Group
5.719%, H15T1Y + 1.080%, 02/20/2026 (B)	3,480	3,477
5.063%, H15T1Y + 1.550%, 09/12/2025 (B)	6,040	6,025
Moody's
2.000%, 08/19/2031	2,847	2,299
Morgan Stanley
5.948%, H15T5Y + 2.430%, 01/19/2038 (B)	945	938
5.466%, SOFRRATE + 1.730%, 01/18/2035 (B)	8,150	8,091
5.297%, SOFRRATE + 2.620%, 04/20/2037 (B)	370	354
5.123%, SOFRRATE + 1.730%, 02/01/2029 (B)	3,260	3,238
4.210%, SOFRRATE + 1.610%, 04/20/2028 (B)	19,174	18,584
3.217%, SOFRRATE + 1.485%, 04/22/2042 (B)	867	647
1.593%, SOFRRATE + 0.879%, 05/04/2027 (B)	9,665	8,965
Morgan Stanley MTN
5.831%, SOFRRATE + 1.580%, 04/19/2035 (B)	5,260	5,365
5.656%, SOFRRATE + 1.260%, 04/18/2030 (B)	4,480	4,539
5.250%, SOFRRATE + 1.870%, 04/21/2034 (B)	6,360	6,216
4.300%, 01/27/2045	4,550	3,903
3.971%, TSFR3M + 1.455%, 07/22/2038 (B)	3,435	2,897
2.475%, SOFRRATE + 1.000%, 01/21/2028 (B)	3,970	3,688
2.239%, SOFRRATE + 1.178%, 07/21/2032 (B)	10,150	8,231
1.512%, SOFRRATE + 0.858%, 07/20/2027 (B)	2,237	2,059

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mutual of Omaha Global Funding
5.350%, 04/09/2027 (A)	$3,450	$3,434
Mutual of Omaha Insurance
4.297%, SOFRRATE + 2.640%, 07/15/2054 (A)(B)	1,515	1,499
Nasdaq
5.550%, 02/15/2034	6,955	6,944
5.350%, 06/28/2028	2,905	2,920
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (A)(B)	5,580	5,211
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,450	1,844
4.350%, 04/30/2050 (A)	2,171	1,649
NatWest Group PLC
7.472%, H15T1Y + 2.850%, 11/10/2026 (B)	7,616	7,800
1.642%, H15T1Y + 0.900%, 06/14/2027 (B)	4,320	3,989
New York Life Global Funding
4.900%, 06/13/2028 (A)	8,225	8,156
New York Life Global Funding MTN
3.600%, 08/05/2025 (A)	5,000	4,903
1.450%, 01/14/2025 (A)	3,500	3,412
New York Life Insurance
5.875%, 05/15/2033 (A)	2,224	2,285
3.750%, 05/15/2050 (A)	1,420	1,054
Northwestern Mutual Global Funding MTN
4.900%, 06/12/2028 (A)	3,000	2,968
4.000%, 07/01/2025 (A)	3,300	3,253
Nuveen LLC
5.550%, 01/15/2030 (A)	4,010	4,019
Pacific Life Global Funding II
5.500%, 08/28/2026 (A)	8,030	8,071
Pacific Life Insurance
4.300%, SOFRRATE + 2.796%, 10/24/2067 (A)(B)	3,845	2,938
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (A)	4,431	4,359
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (B)	1,925	2,086
5.812%, SOFRRATE + 1.322%, 06/12/2026 (B)	4,661	4,668
5.582%, SOFRRATE + 1.841%, 06/12/2029 (B)	14,420	14,515
2.600%, 07/23/2026	8,640	8,175
Principal Life Global Funding II
2.250%, 11/21/2024 (A)	3,110	3,059
1.500%, 08/27/2030 (A)	3,374	2,686
1.375%, 01/10/2025 (A)	3,500	3,413
Prologis Targeted US Logistics Fund LP
5.250%, 04/01/2029 (A)	2,300	2,290

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Prospect Capital
3.706%, 01/22/2026	$985	$931
Prudential Financial MTN
5.700%, 12/14/2036	1,660	1,701
1.500%, 03/10/2026	2,445	2,289
Prudential Funding Asia PLC
3.125%, 04/14/2030	2,008	1,789
Prudential Insurance of America
8.300%, 07/01/2025 (A)	2,820	2,882
Radian Group
6.200%, 05/15/2029	3,100	3,118
Royal Bank of Canada MTN
6.000%, 11/01/2027	10,284	10,537
4.950%, 02/01/2029	2,950	2,924
2.300%, 11/03/2031	2,160	1,779
S&P Global
2.700%, 03/01/2029	6,138	5,530
2.450%, 03/01/2027	12,320	11,479
Santander UK Group Holdings PLC
6.833%, SOFRRATE + 2.749%, 11/21/2026 (B)	5,525	5,605
Securian Financial Group
4.800%, 04/15/2048 (A)	3,138	2,546
Skandinaviska Enskilda Banken
5.375%, 03/05/2029 (A)	3,115	3,101
Societe Generale MTN
7.367%, 01/10/2053 (A)	2,875	2,958
Standard Chartered PLC
5.905%, H15T1Y + 1.450%, 05/14/2035 (A)(B)	2,105	2,103
State Street
5.159%, SOFRRATE + 1.890%, 05/18/2034 (B)	3,189	3,138
4.421%, SOFRRATE + 1.605%, 05/13/2033 (B)	3,026	2,859
3.031%, SOFRRATE + 1.490%, 11/01/2034 (B)	5,560	4,875
Sumitomo Mitsui Financial Group
0.948%, 01/12/2026	3,000	2,795
Synchrony Bank
5.400%, 08/22/2025	3,320	3,288
Toronto-Dominion Bank MTN
5.532%, 07/17/2026	4,780	4,793
5.523%, 07/17/2028	10,100	10,190
Travelers
5.450%, 05/25/2053	10,085	10,111
Truist Bank
2.250%, 03/11/2030	1,035	856
Truist Financial MTN
7.161%, SOFRRATE + 2.446%, 10/30/2029 (B)	10,909	11,554
6.047%, SOFRRATE + 2.050%, 06/08/2027 (B)	1,275	1,285

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.867%, SOFRRATE + 2.361%, 06/08/2034 (B)	$11,540	$11,578
5.711%, SOFRRATE + 1.922%, 01/24/2035 (B)	10,000	9,936
5.122%, SOFRRATE + 1.852%, 01/26/2034 (B)	1,830	1,743
4.916%, SOFRRATE + 2.240%, 07/28/2033 (B)	5,580	5,154
4.873%, SOFRRATE + 1.435%, 01/26/2029 (B)	5,030	4,922
1.887%, SOFRRATE + 0.862%, 06/07/2029 (B)	8,591	7,474
1.267%, SOFRRATE + 0.609%, 03/02/2027 (B)	13,050	12,105
1.200%, 08/05/2025	3,458	3,285
UBS
4.500%, 06/26/2048	3,420	3,012
UBS Group
6.537%, SOFRRATE + 3.920%, 08/12/2033 (A)(B)	1,995	2,101
5.699%, H15T1Y + 1.770%, 02/08/2035 (A)(B)	3,150	3,146
4.703%, H15T1Y + 2.050%, 08/05/2027 (A)(B)	12,215	11,978
3.869%, SOFRRATE + 1.410%, 01/12/2029 (A)(B)	3,120	2,945
1.494%, H15T1Y + 0.850%, 08/10/2027 (A)(B)	2,100	1,919
US Bancorp
6.787%, SOFRRATE + 1.880%, 10/26/2027 (B)	1,173	1,207
5.850%, SOFRRATE + 2.090%, 10/21/2033 (B)	5,429	5,491
5.836%, SOFRRATE + 2.260%, 06/12/2034 (B)	5,190	5,232
5.775%, SOFRRATE + 2.020%, 06/12/2029 (B)	5,575	5,637
5.678%, SOFRRATE + 1.860%, 01/23/2035 (B)	8,300	8,287
4.839%, SOFRRATE + 1.600%, 02/01/2034 (B)	3,790	3,571
USAA Capital
3.375%, 05/01/2025 (A)	3,949	3,878
Visa
4.150%, 12/14/2035	1,125	1,046
2.700%, 04/15/2040	370	269
2.000%, 08/15/2050	3,610	2,010
Wells Fargo
6.600%, 01/15/2038	2,620	2,855
6.491%, SOFRRATE + 2.060%, 10/23/2034 (B)	3,460	3,680
5.950%, 12/15/2036	1,035	1,043
5.606%, 01/15/2044	1,221	1,187

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.499%, SOFRRATE + 1.780%, 01/23/2035 (B)	$4,640	$4,600
5.389%, SOFRRATE + 2.020%, 04/24/2034 (B)	3,600	3,543
3.068%, SOFRRATE + 2.530%, 04/30/2041 (B)	1,010	741
3.000%, 04/22/2026	8,965	8,581
Wells Fargo MTN
5.707%, SOFRRATE + 1.070%, 04/22/2028 (B)	4,325	4,355
5.557%, SOFRRATE + 1.990%, 07/25/2034 (B)	10,455	10,408
4.900%, 11/17/2045	1,690	1,490
4.750%, 12/07/2046	3,518	3,031
4.611%, SOFRRATE + 2.130%, 04/25/2053 (B)	2,815	2,403
4.400%, 06/14/2046	1,250	1,020
3.584%, TSFR3M + 1.572%, 05/22/2028 (B)	12,541	11,922
3.196%, TSFR3M + 1.432%, 06/17/2027 (B)	12,370	11,830
2.879%, TSFR3M + 1.432%, 10/30/2030 (B)	4,805	4,233
2.393%, SOFRRATE + 2.100%, 06/02/2028 (B)	9,050	8,302
XL Group
5.250%, 12/15/2043	2,417	2,246

		1,385,150

Health Care — 8.7%
AbbVie
5.400%, 03/15/2054	3,910	3,854
5.050%, 03/15/2034	10,670	10,556
4.950%, 03/15/2031	8,080	8,013
4.550%, 03/15/2035	3,630	3,420
4.500%, 05/14/2035	8,230	7,715
4.250%, 11/21/2049	2,100	1,745
Advocate Health & Hospitals
4.272%, 08/15/2048	2,984	2,552
Amgen
5.650%, 03/02/2053	2,800	2,763
5.507%, 03/02/2026	10,495	10,493
Ascension Health
3.945%, 11/15/2046	2,394	1,972
3.106%, 11/15/2039	1,810	1,389
2.532%, 11/15/2029	3,790	3,335
Astrazeneca Finance LLC
5.000%, 02/26/2034	2,795	2,760
4.900%, 02/26/2031	8,290	8,231
1.200%, 05/28/2026	12,465	11,532
AstraZeneca PLC
6.450%, 09/15/2037	9,075	10,065
3.375%, 11/16/2025	1,408	1,372

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Banner Health
2.907%, 01/01/2042	$2,652	$1,909
Blue Cross & Blue Shield of Minnesota
3.790%, 05/01/2025 (A)	2,086	2,045
Bristol-Myers Squibb
5.550%, 02/22/2054	7,809	7,688
3.400%, 07/26/2029	3,982	3,688
3.200%, 06/15/2026	1,775	1,708
2.350%, 11/13/2040	735	486
Cigna Group
2.375%, 03/15/2031	3,000	2,495
CommonSpirit Health
6.073%, 11/01/2027	1,878	1,923
CVS Health
6.050%, 06/01/2054	2,220	2,177
5.050%, 03/25/2048	5,240	4,517
Eli Lilly
5.100%, 02/09/2064	3,590	3,399
4.950%, 02/27/2063	3,270	3,018
4.875%, 02/27/2053	2,737	2,541
HCA
5.500%, 06/15/2047	1,225	1,138
5.250%, 06/15/2049	5,210	4,621
Health Care Service, A Mutual Legal Reserve
3.200%, 06/01/2050 (A)	2,225	1,437
Humana
5.950%, 03/15/2034	8,473	8,640
5.750%, 04/15/2054	375	361
Johnson & Johnson
3.750%, 03/03/2047	1,400	1,122
3.700%, 03/01/2046	450	360
2.900%, 01/15/2028	2,565	2,414
1.300%, 09/01/2030	3,530	2,886
Kaiser Foundation Hospitals
4.150%, 05/01/2047	3,140	2,619
3.150%, 05/01/2027	2,005	1,913
2.810%, 06/01/2041	5,050	3,629
Medtronic
4.375%, 03/15/2035	1,732	1,619
Medtronic Global Holdings SCA
4.250%, 03/30/2028	4,847	4,720
Memorial Health Services
3.447%, 11/01/2049	1,915	1,400
Merck
4.900%, 05/17/2044	4,760	4,440
4.500%, 05/17/2033	3,080	2,960
3.600%, 09/15/2042	2,145	1,686
2.750%, 12/10/2051	4,355	2,704
Nationwide Children's Hospital
4.556%, 11/01/2052	1,135	1,008
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,395	1,154

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.651%, 08/01/2030	$2,487	$2,016
Northwell Healthcare
4.260%, 11/01/2047	2,110	1,691
Novartis Capital
4.400%, 05/06/2044	1,165	1,036
3.000%, 11/20/2025	4,550	4,422
NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery
2.667%, 10/01/2050	2,920	1,814
OhioHealth
2.834%, 11/15/2041	4,000	2,887
Orlando Health Obligated Group
3.327%, 10/01/2050	825	591
Pfizer
4.200%, 09/15/2048	3,790	3,139
3.000%, 12/15/2026	2,305	2,199
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	6,406	6,019
5.300%, 05/19/2053	9,558	9,138
5.110%, 05/19/2043	8,285	7,862
4.750%, 05/19/2033	16,355	15,814
Pharmacia LLC
6.600%, 12/01/2028	1,100	1,166
Providence St. Joseph Health Obligated Group
2.532%, 10/01/2029	6,500	5,685
Roche Holdings
5.593%, 11/13/2033 (A)	1,700	1,756
5.265%, 11/13/2026 (A)	7,540	7,575
5.218%, 03/08/2054 (A)	1,920	1,871
2.625%, 05/15/2026 (A)	3,145	3,004
1.930%, 12/13/2028 (A)	10,791	9,461
Rush Obligated Group
3.922%, 11/15/2029	3,828	3,604
Stanford Health Care
3.310%, 08/15/2030	1,100	999
Sutter Health
5.164%, 08/15/2033	5,794	5,770
Takeda Pharmaceutical
2.050%, 03/31/2030	3,352	2,819
Thermo Fisher Scientific
5.000%, 12/05/2026	7,540	7,528
4.800%, 11/21/2027	2,222	2,211
UnitedHealth Group
5.875%, 02/15/2053	9,570	9,906
5.375%, 04/15/2054	6,100	5,916
4.750%, 07/15/2045	435	396
4.750%, 05/15/2052	2,620	2,319
4.625%, 07/15/2035	4,550	4,333
4.500%, 04/15/2033	3,788	3,594
4.200%, 01/15/2047	1,432	1,184
4.000%, 05/15/2029	2,879	2,752
3.875%, 12/15/2028	1,835	1,753

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.850%, 06/15/2028	$1,405	$1,346
3.700%, 12/15/2025	1,965	1,920
2.300%, 05/15/2031	8,835	7,385
UPMC
5.035%, 05/15/2033	4,040	3,951
Wyeth LLC
6.000%, 02/15/2036	1,400	1,486
5.950%, 04/01/2037	3,960	4,157

		346,667

Industrials — 6.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.450%, 04/15/2027	5,106	5,226
6.150%, 09/30/2030	2,160	2,223
6.100%, 01/15/2027	3,300	3,348
3.300%, 01/30/2032	9,585	8,164
3.000%, 10/29/2028	5,930	5,358
2.450%, 10/29/2026	2,910	2,708
AGCO
5.800%, 03/21/2034	950	948
Airbus
3.950%, 04/10/2047 (A)	2,800	2,302
BAE Systems Holdings
3.800%, 10/07/2024 (A)	1,700	1,688
BAE Systems PLC
5.800%, 10/11/2041 (A)	1,040	1,049
5.300%, 03/26/2034 (A)	3,980	3,901
3.400%, 04/15/2030 (A)	1,387	1,250
3.000%, 09/15/2050 (A)	2,780	1,801
1.900%, 02/15/2031 (A)	2,718	2,194
Boeing
6.858%, 05/01/2054 (A)	1,530	1,552
6.528%, 05/01/2034 (A)	7,600	7,706
6.298%, 05/01/2029 (A)	2,940	2,964
5.805%, 05/01/2050	1,710	1,531
5.150%, 05/01/2030	9,885	9,432
3.750%, 02/01/2050	1,670	1,086
3.100%, 05/01/2026	4,065	3,852
Burlington Northern Santa Fe LLC
5.200%, 04/15/2054	355	338
4.900%, 04/01/2044	2,563	2,364
4.550%, 09/01/2044	5,300	4,664
4.450%, 01/15/2053	3,424	2,900
4.375%, 09/01/2042	390	339
4.150%, 04/01/2045	3,230	2,679
Canadian National Railway
3.850%, 08/05/2032	2,990	2,734
Carrier Global
5.800%, 11/30/2025	6,250	6,278
Caterpillar
3.803%, 08/15/2042	1,625	1,323

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Caterpillar Financial Services
5.150%, 08/11/2025	$8,905	$8,899
Caterpillar Financial Services MTN
3.600%, 08/12/2027	9,915	9,508
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	2,495	2,477
CSX
3.350%, 09/15/2049	3,226	2,263
Cummins
5.450%, 02/20/2054	3,528	3,457
Deere
3.100%, 04/15/2030	2,333	2,115
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl A
3.875%, 07/30/2027	990	929
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	2,530	2,289
Emerson Electric
2.200%, 12/21/2031	6,250	5,180
1.800%, 10/15/2027	1,995	1,808
General Dynamics
4.250%, 04/01/2040	1,040	915
4.250%, 04/01/2050	2,515	2,111
2.850%, 06/01/2041	3,790	2,726
Genpact Luxembourg Sarl
3.375%, 12/01/2024	5,226	5,146
Honeywell International
5.250%, 03/01/2054	9,304	9,020
1.750%, 09/01/2031	1,980	1,598
JetBlue Pass-Through Trust, Ser 2019-1, Cl AA
2.750%, 05/15/2032	2,863	2,446
John Deere Capital MTN
4.950%, 07/14/2028	2,100	2,097
2.800%, 07/18/2029	6,520	5,888
2.650%, 06/10/2026	375	357
2.350%, 03/08/2027	9,575	8,920
Lockheed Martin
5.250%, 01/15/2033	6,748	6,837
4.070%, 12/15/2042	3,300	2,776
PACCAR Financial MTN
5.000%, 05/13/2027	4,165	4,178
5.000%, 03/22/2034	5,000	4,958
Penske Truck Leasing LP / PTL Finance
4.000%, 07/15/2025 (A)	2,904	2,850
3.950%, 03/10/2025 (A)	2,752	2,716
3.450%, 07/01/2024 (A)	5,540	5,529
Protective Life Global Funding
1.618%, 04/15/2026 (A)	7,358	6,856
1.170%, 07/15/2025 (A)	1,476	1,407

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
RTX
4.500%, 06/01/2042	$2,300	$2,000
Ryder System
6.300%, 12/01/2028	2,200	2,285
Ryder System MTN
4.625%, 06/01/2025	4,800	4,749
Siemens Financieringsmaatschappij
1.700%, 03/11/2028 (A)	5,425	4,830
Snap-on
3.100%, 05/01/2050	3,240	2,217
TTX
4.600%, 02/01/2049 (A)	3,000	2,610
TTX MTN
5.500%, 09/25/2026 (A)	1,510	1,510
Union Pacific
4.950%, 05/15/2053	365	339
3.500%, 02/14/2053	6,440	4,622
3.375%, 02/14/2042	1,170	901
2.950%, 03/10/2052	11,046	7,116
2.375%, 05/20/2031	3,750	3,169
Union Pacific MTN
3.550%, 08/15/2039	1,310	1,063
United Airlines Pass-Through Trust
2.700%, 05/01/2032	2,252	1,925
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	1,288	1,200
Verisk Analytics
3.625%, 05/15/2050	2,485	1,754

		254,448

Information Technology — 3.8%
Amphenol
5.250%, 04/05/2034	2,870	2,861
Analog Devices
2.950%, 10/01/2051	1,918	1,252
1.700%, 10/01/2028	2,640	2,311
Apple
4.650%, 02/23/2046	1,085	1,000
3.850%, 05/04/2043	475	398
3.850%, 08/04/2046	5,185	4,206
3.350%, 02/09/2027	4,220	4,062
3.250%, 02/23/2026	5,390	5,234
2.850%, 08/05/2061	2,000	1,228
2.650%, 05/11/2050	3,755	2,379
2.375%, 02/08/2041	2,275	1,566
Broadcom
4.926%, 05/15/2037 (A)	2,500	2,327
Cisco Systems
5.900%, 02/15/2039	3,307	3,509
5.300%, 02/26/2054	4,119	4,041
4.950%, 02/26/2031	11,240	11,175

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Corning
7.250%, 08/15/2036	$1,844	$1,908
IBM International Capital Pte
5.300%, 02/05/2054	3,325	3,103
5.250%, 02/05/2044	2,130	2,006
4.600%, 02/05/2027	1,805	1,778
Intel
5.700%, 02/10/2053	1,390	1,360
5.600%, 02/21/2054	365	352
5.125%, 02/10/2030	14,745	14,725
4.900%, 08/05/2052	2,059	1,810
4.875%, 02/10/2026	7,400	7,351
3.200%, 08/12/2061	888	544
International Business Machines
4.150%, 05/15/2039	2,325	1,988
2.200%, 02/09/2027	2,700	2,505
Intuit
5.500%, 09/15/2053	8,000	7,981
5.250%, 09/15/2026	7,585	7,626
1.350%, 07/15/2027	2,989	2,677
KLA
5.650%, 11/01/2034	2,000	2,061
4.950%, 07/15/2052	1,817	1,688
Microsoft
3.700%, 08/08/2046	4,759	3,875
3.450%, 08/08/2036	630	546
3.041%, 03/17/2062	1,100	717
2.525%, 06/01/2050	1,078	677
2.400%, 08/08/2026	4,670	4,425
NXP BV / NXP FUNDING LLC / NXP USA
5.000%, 01/15/2033	1,975	1,917
Oracle
4.375%, 05/15/2055	680	529
4.000%, 07/15/2046	2,275	1,741
3.800%, 11/15/2037	2,190	1,801
3.600%, 04/01/2040	8,010	6,170
2.950%, 04/01/2030	6,075	5,365
QUALCOMM
4.300%, 05/20/2047	3,301	2,825
Texas Instruments
5.050%, 05/18/2063	3,558	3,316
2.250%, 09/04/2029	4,695	4,127
Vontier
1.800%, 04/01/2026	1,205	1,119
Wipro IT Services LLC
1.500%, 06/23/2026 (A)	4,937	4,561

		152,723

Materials — 1.6%
Anglo American Capital PLC
4.750%, 03/16/2052 (A)	4,995	4,220
Barrick North America Finance LLC
5.750%, 05/01/2043	4,115	4,139

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BHP Billiton Finance USA
6.420%, 03/01/2026	$1,590	$1,618
5.500%, 09/08/2053	355	351
5.100%, 09/08/2028	7,760	7,769
5.000%, 09/30/2043	1,400	1,304
4.875%, 02/27/2026	3,545	3,520
Celanese US Holdings LLC
6.700%, 11/15/2033	2,205	2,320
Ecolab
1.650%, 02/01/2027	8,430	7,733
Freeport-McMoRan
5.250%, 09/01/2029	1,714	1,712
Glencore Funding LLC
5.634%, 04/04/2034 (A)	5,540	5,442
International Flavors & Fragrances
5.000%, 09/26/2048	3,095	2,628
3.468%, 12/01/2050 (A)	9,690	6,351
3.268%, 11/15/2040 (A)	1,993	1,412
2.300%, 11/01/2030 (A)	3,620	2,998
PPG Industries
1.200%, 03/15/2026	3,425	3,178
Rio Tinto Finance USA
5.200%, 11/02/2040	2,285	2,225
2.750%, 11/02/2051	4,000	2,483

		61,403

Real Estate — 2.3%
AvalonBay Communities MTN
3.350%, 05/15/2027	5,480	5,213
Boston Properties
4.500%, 12/01/2028	2,630	2,474
Federal Realty OP LP
1.250%, 02/15/2026	5,026	4,674
Prologis LP
5.250%, 06/15/2053	1,860	1,756
5.250%, 03/15/2054	1,360	1,274
4.750%, 06/15/2033	5,242	5,031
Realty Income
5.625%, 10/13/2032	6,670	6,734
4.450%, 09/15/2026	1,446	1,416
4.000%, 07/15/2029	160	151
3.400%, 01/15/2030	2,190	1,982
3.200%, 01/15/2027	1,870	1,767
2.100%, 03/15/2028	3,086	2,751
Regency Centers LP
5.250%, 01/15/2034	3,525	3,429
4.650%, 03/15/2049	305	255
4.400%, 02/01/2047	1,665	1,352
2.950%, 09/15/2029	3,810	3,401
Sabra Health Care LP
3.900%, 10/15/2029	4,275	3,823
Scentre Group Trust 1/ Scentre Group Trust 2
3.750%, 03/23/2027 (A)	925	884

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.625%, 01/28/2026 (A)	$13,406	$12,991
3.500%, 02/12/2025 (A)	1,405	1,383
Scentre Group Trust 2
4.750%, H15T5Y + 4.379%, 09/24/2080 (A)(B)	6,340	6,070
Simon Property Group LP
6.750%, 02/01/2040	470	512
6.650%, 01/15/2054	340	376
5.850%, 03/08/2053	1,970	1,958
5.500%, 03/08/2033	8,037	8,055
4.250%, 11/30/2046	2,184	1,775
3.800%, 07/15/2050	1,215	896
2.650%, 02/01/2032	2,000	1,663
2.450%, 09/13/2029	4,536	3,954
Sun Communities Operating LP
5.500%, 01/15/2029	4,515	4,492
2.300%, 11/01/2028	115	100

		92,592

Utilities — 10.6%
AEP Texas
5.450%, 05/15/2029	3,680	3,678
3.450%, 01/15/2050	2,695	1,795
AEP Transmission LLC
5.400%, 03/15/2053	1,800	1,721
Alabama Power
3.850%, 12/01/2042	600	480
3.700%, 12/01/2047	2,800	2,121
3.125%, 07/15/2051	3,187	2,117
1.450%, 09/15/2030	4,916	3,967
Ameren Illinois
4.500%, 03/15/2049	4,560	3,917
3.850%, 09/01/2032	13,315	12,035
American Electric Power
5.625%, 03/01/2033	3,555	3,532
Arizona Public Service
5.550%, 08/01/2033	4,920	4,859
Atmos Energy
4.125%, 03/15/2049	3,875	3,079
Baltimore Gas and Electric
2.250%, 06/15/2031	4,590	3,810
Berkshire Hathaway Energy
6.125%, 04/01/2036	2,372	2,475
3.250%, 04/15/2028	1,720	1,609
CenterPoint Energy Houston Electric LLC
5.200%, 10/01/2028	4,215	4,232
4.500%, 04/01/2044	2,215	1,918
3.000%, 03/01/2032	1,665	1,426
2.900%, 07/01/2050	805	514
Chile Electricity Lux MPC Sarl
6.010%, 01/20/2033 (A)	5,550	5,589
Cleco Corporate Holdings LLC
3.375%, 09/15/2029	1,820	1,578

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CMS Energy
3.000%, 05/15/2026	$7,285	$6,960
Commonwealth Edison
4.700%, 01/15/2044	3,300	2,935
3.200%, 11/15/2049	1,630	1,084
Connecticut Light and Power
5.250%, 01/15/2053	3,000	2,863
Consolidated Edison of New York
5.900%, 11/15/2053	6,390	6,560
5.700%, 05/15/2054	5,335	5,302
5.500%, 03/15/2034	4,080	4,132
3.875%, 06/15/2047	3,000	2,319
Dominion Energy
3.375%, 04/01/2030	610	548
Dominion Energy South Carolina
4.600%, 06/15/2043	1,000	872
DTE Energy
5.850%, 06/01/2034	3,475	3,517
4.875%, 06/01/2028	5,240	5,158
Duke Energy
4.850%, 01/05/2029	3,780	3,709
Duke Energy Carolinas LLC
5.400%, 01/15/2054	3,140	3,018
5.300%, 02/15/2040	2,400	2,336
3.875%, 03/15/2046	5,500	4,236
2.850%, 03/15/2032	2,825	2,404
2.550%, 04/15/2031	2,855	2,419
Duke Energy Florida LLC
5.950%, 11/15/2052	2,100	2,152
5.875%, 11/15/2033	7,925	8,235
Duke Energy Indiana LLC
6.350%, 08/15/2038	250	266
4.900%, 07/15/2043	255	230
Duke Energy Ohio
5.250%, 04/01/2033	2,985	2,956
2.125%, 06/01/2030	1,280	1,071
Duke Energy Progress LLC
4.200%, 08/15/2045	2,575	2,085
4.100%, 05/15/2042	1,086	889
East Ohio Gas
3.000%, 06/15/2050 (A)	1,145	698
2.000%, 06/15/2030 (A)	2,370	1,942
1.300%, 06/15/2025 (A)	2,700	2,577
Electricite de France
6.000%, 04/22/2064 (A)	3,500	3,274
5.950%, 04/22/2034 (A)	845	851
Entergy Arkansas LLC
5.750%, 06/01/2054	3,015	2,992
4.200%, 04/01/2049	2,820	2,252
Entergy Louisiana LLC
4.200%, 09/01/2048	3,215	2,543
Entergy Mississippi LLC
2.850%, 06/01/2028	4,010	3,679

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Entergy Texas
5.800%, 09/01/2053	$3,875	$3,853
3.550%, 09/30/2049	2,080	1,468
Exelon
5.150%, 03/15/2028	4,570	4,547
Florida Power & Light
5.960%, 04/01/2039	150	158
5.950%, 02/01/2038	3,769	3,945
5.690%, 03/01/2040	5,557	5,697
4.125%, 02/01/2042	3,785	3,202
2.850%, 04/01/2025	2,515	2,464
Georgia Power
5.250%, 03/15/2034	4,730	4,697
4.300%, 03/15/2043	2,360	1,978
Indiana Michigan Power
4.250%, 08/15/2048	590	468
Indianapolis Power & Light
5.700%, 04/01/2054 (A)	2,395	2,344
4.050%, 05/01/2046 (A)	65	50
Kentucky Utilities
5.450%, 04/15/2033	2,345	2,358
Massachusetts Electric
1.729%, 11/24/2030 (A)	1,300	1,027
Metropolitan Edison
5.200%, 04/01/2028 (A)	3,560	3,548
MidAmerican Energy
3.150%, 04/15/2050	2,700	1,797
Monongahela Power
5.850%, 02/15/2034 (A)	3,480	3,526
3.550%, 05/15/2027 (A)	10,095	9,600
National Grid PLC
5.418%, 01/11/2034	2,990	2,918
National Rural Utilities Cooperative Finance
8.501%, TSFR3M + 3.172%, 04/30/2043 (B)	1,542	1,542
5.800%, 01/15/2033	2,335	2,406
4.450%, 03/13/2026	7,520	7,421
4.400%, 11/01/2048	1,000	828
4.300%, 03/15/2049	2,558	2,104
National Rural Utilities Cooperative Finance MTN
5.100%, 05/06/2027	4,140	4,135
Nevada Power
6.000%, 03/15/2054	5,780	5,874
New England Power
5.936%, 11/25/2052 (A)	1,046	1,044
NextEra Energy Capital Holdings
5.250%, 03/15/2034	4,210	4,123
4.450%, 06/20/2025	11,055	10,944
1.900%, 06/15/2028	6,305	5,544
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	1,959	1,729

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NiSource
5.350%, 04/01/2034	$3,445	$3,369
Northern States Power
7.125%, 07/01/2025	3,220	3,283
6.250%, 06/01/2036	600	641
4.500%, 06/01/2052	2,845	2,403
2.250%, 04/01/2031	2,825	2,357
NSTAR Electric
3.250%, 05/15/2029	3,788	3,489
OGE Energy
5.450%, 05/15/2029	2,665	2,671
Oglethorpe Power
5.375%, 11/01/2040	1,750	1,638
4.500%, 04/01/2047	2,030	1,641
4.250%, 04/01/2046	1,110	851
4.200%, 12/01/2042	175	136
Ohio Power
2.600%, 04/01/2030	5,235	4,523
Oncor Electric Delivery LLC
7.500%, 09/01/2038	115	137
5.650%, 11/15/2033	4,155	4,248
5.350%, 10/01/2052	2,159	2,070
5.300%, 06/01/2042	1,266	1,227
4.950%, 09/15/2052	225	204
3.750%, 04/01/2045	3,805	2,956
Pacific Gas and Electric
6.750%, 01/15/2053	3,075	3,249
6.400%, 06/15/2033	2,290	2,377
5.800%, 05/15/2034	3,220	3,212
5.250%, 03/01/2052	170	146
4.950%, 07/01/2050	3,195	2,666
4.500%, 07/01/2040	2,335	1,935
4.200%, 06/01/2041	2,340	1,844
3.500%, 08/01/2050	320	211
PacifiCorp
6.000%, 01/15/2039	4,450	4,513
5.800%, 01/15/2055	4,996	4,756
5.500%, 05/15/2054	400	366
3.300%, 03/15/2051	3,553	2,277
2.900%, 06/15/2052	5,290	3,076
PECO Energy
2.850%, 09/15/2051	2,100	1,301
Potomac Electric Power
5.500%, 03/15/2054	4,820	4,758
PPL Electric Utilities
4.150%, 06/15/2048	2,400	1,960
3.950%, 06/01/2047	1,802	1,422
Public Service Electric and Gas MTN
4.050%, 05/01/2048	2,792	2,253
Public Service Enterprise Group
5.850%, 11/15/2027	3,392	3,450
Public Service of Colorado
6.250%, 09/01/2037	215	224

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.750%, 05/15/2054	$5,405	$5,373
4.100%, 06/01/2032	4,790	4,399
3.200%, 03/01/2050	1,795	1,186
Public Service of New Hampshire
3.600%, 07/01/2049	2,000	1,469
2.200%, 06/15/2031	5,570	4,587
San Diego Gas & Electric
4.950%, 08/15/2028	3,344	3,337
4.500%, 08/15/2040	2,025	1,792
3.320%, 04/15/2050	465	315
Sempra
3.800%, 02/01/2038	1,275	1,042
Southern California Edison
2.850%, 08/01/2029	2,840	2,531
Southern California Gas
5.750%, 06/01/2053	2,909	2,877
5.600%, 04/01/2054	2,610	2,547
4.300%, 01/15/2049	1,150	921
3.750%, 09/15/2042	190	147
2.550%, 02/01/2030	4,835	4,195
Union Electric
4.000%, 04/01/2048	1,145	884
3.900%, 09/15/2042	90	72
Virginia Electric and Power
6.350%, 11/30/2037	1,820	1,918
5.000%, 04/01/2033	6,093	5,908
5.000%, 01/15/2034	3,020	2,920
3.150%, 01/15/2026	3,000	2,897
2.950%, 11/15/2051	6,045	3,782
Vistra Operations LLC
3.550%, 07/15/2024 (A)	1,095	1,092
Wisconsin Electric Power
1.700%, 06/15/2028	4,000	3,516
Wisconsin Power & Light
6.375%, 08/15/2037	50	53
3.050%, 10/15/2027	2,565	2,401
Wisconsin Public Service
3.300%, 09/01/2049	2,475	1,702

		420,558

Total Corporate Obligations
(Cost $3,664,383) ($ Thousands)		3,453,159

U.S. TREASURY OBLIGATIONS — 8.0%
U.S. Treasury Bonds
4.625%, 05/15/2044	29,890	29,563
4.500%, 02/15/2044	31,238	30,315
4.375%, 08/15/2043	32,377	30,919
4.250%, 02/15/2054	35,448	33,249
U.S. Treasury Notes
4.875%, 04/30/2026	5,960	5,958

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.625%, 04/30/2029	$47,100	$47,328
4.625%, 04/30/2031	11,540	11,625
4.500%, 05/15/2027	39,085	38,902
4.375%, 05/15/2034	53,710	53,231
4.125%, 02/15/2027	23,960	23,606
4.000%, 01/31/2029	12,473	12,200

Total U.S. Treasury Obligations
(Cost $317,993) ($ Thousands)		316,896

MUNICIPAL BONDS — 2.9%
Alabama — 0.1%
Alabama State, Economic Settlement Authority, Ser B, RB
4.263%, 09/15/2032	2,145	2,062

California — 1.0%
California State University, RB
5.183%, 11/01/2053	8,690	8,385
California State University, Ser D, RB
1.490%, 11/01/2028	2,580	2,232
California State, Build America Project, GO
7.600%, 11/01/2040	585	705
7.550%, 04/01/2039	2,305	2,754
7.500%, 04/01/2034	5,125	5,891
California State, GO
6.000%, 03/01/2033	950	1,012
California State, Health Facilities Financing Authority, RB
1.679%, 06/01/2028	4,975	4,412
East Bay, Municipal Utility District Water System Revenue, Build America Project, Sub-Ser, RB
5.874%, 06/01/2040	300	310
Los Angeles, Community College District, GO
1.606%, 08/01/2028	4,780	4,268
Riverside County, Pension Obligation, RB
3.818%, 02/15/2038	2,105	1,906
San Francisco, Public Utilities Commission, Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	3,705	3,874
University of California Regents, Build America Project, Ser H, RB
6.548%, 05/15/2048	120	131
University of California Regents, RB
4.132%, 05/15/2032	3,210	3,029

		38,909

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Colorado — 0.1%
City & County of Denver's Airport System Revenue, Ser C, RB
2.037%, 11/15/2028	$4,000	$3,545
Colorado State, COP
6.817%, 03/15/2028	1,980	2,098

		5,643

Connecticut — 0.2%
Connecticut State, Ser A, GO
4.657%, 05/15/2030	2,000	1,991
4.506%, 05/15/2028	2,515	2,492
3.875%, 06/15/2028	2,555	2,473

		6,956

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, Ser 2010A, RB
7.055%, 04/01/2057	2,024	2,266
6.637%, 04/01/2057	2,358	2,650

		4,916

Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, Build America Project, GO
5.720%, 12/01/2038	2,580	2,614
Sales Tax Securitization, Ser A, RB
4.637%, 01/01/2040	3,245	3,060

		5,674

Kansas — 0.0%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	1,455	1,399

Massachusetts — 0.2%
Massachusetts Clean Water Trust, Build America Project, RB
5.192%, 08/01/2040	3,375	3,322
Massachusetts State, Build America Project, GO
4.910%, 05/01/2029	100	99
Massachusetts State, Build America Project, RB
5.731%, 06/01/2040	80	81
Massachusetts State, Educational Financing Authority, Ser A, RB
2.925%, 07/01/2028	2,550	2,346
1.638%, 07/01/2026	2,125	1,975

		7,823

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Michigan — 0.2%
Michigan State, Finance Authority, RB
3.084%, 12/01/2034	$1,685	$1,451
2.671%, 09/01/2049 (B)	4,600	4,320
University of Michigan, Ser C, RB
3.599%, 04/01/2047	4,520	3,760

		9,531

New Jersey — 0.1%
New Jersey State, Transportation Trust Fund Authority, Build America Project, Ser C, RB
5.754%, 12/15/2028	2,300	2,306

New York — 0.4%
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	165	154
New York & New Jersey, Port Authority, Ser 174, RB
4.458%, 10/01/2062	205	179
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	1,315	1,249
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, RB
5.767%, 08/01/2036	445	453
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
3.480%, 08/01/2026	2,100	2,030
New York State, Dormitory Authority, Build America Project, RB
5.289%, 03/15/2033	3,000	2,975
New York State, Urban Development, Build America Project, RB
5.770%, 03/15/2039	7,350	7,431

		14,471

Ohio — 0.1%
American Municipal Power, RB
6.053%, 02/15/2043	3,065	3,148

Oregon — 0.1%
Oregon State, School Boards Association, Ser B, GO
5.550%, 06/30/2028	4,000	4,018

Pennsylvania — 0.1%
Pennsylvania State, Economic Development Financing Authority, RB
2.152%, 06/15/2029	5,465	4,790

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas — 0.1%
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	$555	$545
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	845	952
Texas State, Build America Project, GO
5.517%, 04/01/2039	565	575
Texas State, Dallas Area, Rapid Transit, RB
1.147%, 12/01/2026	1,200	1,092

		3,164

Total Municipal Bonds
(Cost $125,277) ($ Thousands)		114,810

SOVEREIGN DEBT — 0.7%

CDP Financial
5.600%, 11/25/2039(A)	700	722
Chile Government International Bond
5.330%, 01/05/2054	2,135	1,995
3.860%, 06/21/2047	425	326
3.100%, 01/22/2061	340	207
Israel Government International Bond
3.875%, 07/03/2050	2,585	1,800
Korea Development Bank
4.375%, 02/15/2028	5,150	5,055
Province of British Columbia Canada
4.200%, 07/06/2033	7,350	6,990
Province of Quebec Canada MTN
6.350%, 01/30/2026	270	273
Republic of Poland Government International Bond
4.875%, 10/04/2033	3,535	3,409
Saudi Government International Bond
5.750%, 01/16/2054(A)	6,225	5,997

Total Sovereign Debt
(Cost $27,782) ($ Thousands)		26,774

	Shares
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
5.170%**†	33,053,982	33,054
Total Cash Equivalent
(Cost $33,054) ($ Thousands)		33,054
Total Investments in Securities — 99.2%
(Cost $4,168,489) ($ Thousands)		$3,944,693

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Intermediate Duration Credit Fund (Concluded)

A list of the open futures contracts held by the Fund at May 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	138	Sep-2024	$28,120	$28,111	$(9)
U.S. 5-Year Treasury Note	307	Sep-2024	32,519	32,479	(40)
U.S. Ultra Long Treasury Bond	65	Sep-2024	7,973	7,959	(14)
			68,612	68,549	(63)
Short Contracts
Ultra 10-Year U.S. Treasury Note	(443)	Sep-2024	$(49,837)	$(49,630)	$207
			$18,775	$18,919	$144

Percentages are based on Net Assets of $3,975,260 ($ Thousands).
**	The rate reported is the 7-day effective yield as of May 31, 2024.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2024, the value of these securities amounted to $654,210 ($ Thousands), representing 16.5% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	3,453,159	–	3,453,159
U.S. Treasury Obligations	–	316,896	–	316,896
Municipal Bonds	–	114,810	–	114,810
Sovereign Debt	–	26,774	–	26,774
Cash Equivalent	33,054	–	–	33,054
Total Investments in Securities	33,054	3,911,639	–	3,944,693

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	207	–	–	207
Unrealized Depreciation	(63)	–	–	(63)
Total Other Financial Instruments	144	–	–	144

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$49,298	$1,856,932	$(1,873,176)	$—	$—	$33,054	$2,058	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

May 31, 2024

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 75.1%

Communication Services — 7.0%
Alphabet Inc, Cl A *	169,972	$29,320
Alphabet Inc, Cl C *	142,300	24,754
AT&T Inc	206,043	3,754
Charter Communications Inc, Cl A *	2,815	808
Comcast Corp, Cl A	114,232	4,573
Electronic Arts Inc	6,944	923
Fox Corp	10,966	368
Interpublic Group of Cos Inc/The	11,300	354
Live Nation Entertainment Inc *	4,200	394
Match Group Inc *	7,900	242
Meta Platforms Inc, Cl A	63,404	29,599
Netflix Inc *	12,432	7,977
News Corp	3,400	95
News Corp, Cl A	11,100	302
Omnicom Group Inc	5,699	530
Paramount Global, Cl B	14,240	169
Take-Two Interactive Software Inc *	4,600	738
T-Mobile US Inc	15,009	2,626
Verizon Communications Inc	121,192	4,987
Walt Disney Co/The	52,821	5,489
Warner Bros Discovery Inc *	65,580	540

		118,542
Consumer Discretionary — 7.4%
Airbnb Inc, Cl A *	12,500	1,812
Amazon.com Inc *	263,580	46,506
Aptiv PLC *	8,024	668
AutoZone Inc *	499	1,382
Bath & Body Works Inc	6,700	348
Best Buy Co Inc	5,500	467
Booking Holdings Inc	1,045	3,946
BorgWarner Inc	6,800	242
Caesars Entertainment Inc *	6,300	224
CarMax Inc *	4,700	330
Carnival Corp, Cl A *	29,700	448
Chipotle Mexican Grill Inc, Cl A *	766	2,397
Darden Restaurants Inc	3,500	526
Deckers Outdoor Corp *	700	766
Domino's Pizza Inc	1,000	509
DR Horton Inc	8,574	1,267
eBay Inc	15,081	818
Etsy Inc *	3,500	222
Expedia Group Inc *	3,885	438
Ford Motor Co	113,476	1,376
Garmin Ltd	4,400	721
General Motors Co	33,595	1,511
Genuine Parts Co	4,050	584
Hasbro Inc	3,900	233
Hilton Worldwide Holdings Inc	7,261	1,457
Home Depot Inc/The	28,643	9,592
Las Vegas Sands Corp	10,936	492
Lennar Corp, Cl A	7,195	1,154

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LKQ Corp	7,900	$340
Lowe's Cos Inc	16,578	3,669
Lululemon Athletica Inc *	3,300	1,030
Marriott International Inc/MD, Cl A	7,128	1,648
McDonald's Corp	20,879	5,405
MGM Resorts International *	8,015	322
Mohawk Industries Inc *	1,528	186
NIKE Inc, Cl B	35,078	3,334
Norwegian Cruise Line Holdings Ltd *	12,400	206
NVR Inc *	90	691
O'Reilly Automotive Inc *	1,738	1,674
Pool Corp	1,100	400
PulteGroup Inc	6,200	727
Ralph Lauren Corp, Cl A	1,100	206
Ross Stores Inc	9,774	1,366
Royal Caribbean Cruises Ltd *	6,800	1,004
Starbucks Corp	32,566	2,612
Tapestry Inc	6,700	291
Tesla Inc *	79,929	14,234
TJX Cos Inc/The	32,842	3,386
Tractor Supply Co	3,094	883
Ulta Beauty Inc *	1,432	566
Wynn Resorts Ltd	2,800	266
Yum! Brands Inc	8,112	1,115

		125,997
Consumer Staples — 4.5%
Altria Group Inc	50,736	2,347
Archer-Daniels-Midland Co	15,507	968
Brown-Forman Corp, Cl B	5,325	244
Bunge Global SA	4,300	463
Campbell Soup Co	5,700	253
Church & Dwight Co Inc	7,117	762
Clorox Co/The	3,600	474
Coca-Cola Co/The	112,188	7,060
Colgate-Palmolive Co	23,682	2,201
Conagra Brands Inc	14,100	421
Constellation Brands Inc, Cl A	4,607	1,153
Costco Wholesale Corp	12,751	10,327
Dollar General Corp	6,410	878
Dollar Tree Inc *	5,897	696
Estee Lauder Cos Inc/The, Cl A	6,665	822
General Mills Inc	16,469	1,132
Hershey Co/The	4,355	862
Hormel Foods Corp	8,500	263
J M Smucker Co/The	3,082	344
Kellanova	7,800	471
Kenvue Inc	51,205	988
Keurig Dr Pepper Inc	30,267	1,037
Kimberly-Clark Corp	9,791	1,305
Kraft Heinz Co/The	23,166	819
Kroger Co/The	19,067	998
Lamb Weston Holdings Inc	4,300	380
McCormick & Co Inc/MD	7,400	534

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

May 31, 2024

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Molson Coors Beverage Co, Cl B	5,400	$296
Mondelez International Inc, Cl A	38,789	2,658
Monster Beverage Corp *	21,276	1,105
PepsiCo Inc	39,590	6,845
Philip Morris International Inc	44,742	4,536
Procter & Gamble Co/The	67,826	11,160
Sysco Corp	14,469	1,054
Target Corp	13,393	2,091
Tyson Foods Inc, Cl A	8,472	485
Walgreens Boots Alliance Inc	21,152	343
Walmart Inc	123,376	8,113

		76,888
Energy — 2.9%
APA Corp	9,000	275
Baker Hughes Co, Cl A	28,779	964
Chevron Corp	50,027	8,119
ConocoPhillips	33,969	3,957
Coterra Energy Inc, Cl A	21,581	616
Devon Energy Corp	18,644	915
Diamondback Energy Inc	5,200	1,036
EOG Resources Inc	16,765	2,088
EQT Corp	12,100	497
Exxon Mobil Corp	130,130	15,259
Halliburton Co	25,619	940
Hess Corp	7,947	1,225
Kinder Morgan Inc	55,584	1,083
Marathon Oil Corp	17,300	501
Marathon Petroleum Corp	10,581	1,869
Occidental Petroleum Corp	18,903	1,181
ONEOK Inc	16,766	1,358
Phillips 66	12,406	1,763
Schlumberger NV	41,138	1,888
Targa Resources Corp	6,400	757
Valero Energy Corp	9,751	1,532
Williams Cos Inc/The	35,005	1,453

		49,276
Financials — 9.7%
Aflac Inc	15,155	1,362
Allstate Corp/The	7,512	1,258
American Express Co	16,476	3,954
American International Group Inc	20,163	1,589
Ameriprise Financial Inc	2,863	1,250
Aon PLC, Cl A	5,745	1,618
Arch Capital Group Ltd *	10,647	1,093
Arthur J Gallagher & Co	6,257	1,585
Assurant Inc	1,500	260
Bank of America Corp	198,463	7,937
Bank of New York Mellon Corp/The	22,058	1,315
Berkshire Hathaway Inc, Cl B *	52,478	21,747
BlackRock Inc, Cl A	4,076	3,147
Blackstone Inc	20,700	2,494
Brown & Brown Inc	6,800	609

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Capital One Financial Corp	11,055	$1,522
Cboe Global Markets Inc	3,100	536
Charles Schwab Corp/The	42,898	3,144
Chubb Ltd	11,695	3,167
Cincinnati Financial Corp	4,600	541
Citigroup Inc	54,863	3,419
Citizens Financial Group Inc	13,765	486
CME Group Inc, Cl A	10,409	2,113
Comerica Inc	3,800	195
Corpay Inc *	2,100	562
Discover Financial Services	7,218	885
Everest Group Ltd	1,200	469
Eversource Energy	10,308	611
FactSet Research Systems Inc	1,100	445
Fidelity National Information Services Inc	17,056	1,294
Fifth Third Bancorp	19,542	731
Fiserv Inc *	17,279	2,588
Franklin Resources Inc	8,900	210
Global Payments Inc	7,491	763
Globe Life Inc	2,500	207
Goldman Sachs Group Inc/The	9,388	4,286
Hartford Financial Services Group Inc/The	8,708	901
Huntington Bancshares Inc/OH	41,526	578
Intercontinental Exchange Inc	16,491	2,208
Invesco Ltd	13,000	204
Jack Henry & Associates Inc	2,100	346
JPMorgan Chase & Co	83,305	16,880
KeyCorp	27,554	396
Loews Corp	5,400	415
M&T Bank Corp	4,790	726
MarketAxess Holdings Inc	1,100	219
Marsh & McLennan Cos Inc	14,220	2,952
Mastercard Inc, Cl A	23,787	10,634
MetLife Inc	17,845	1,291
Moody's Corp	4,536	1,801
Morgan Stanley	36,122	3,534
MSCI Inc, Cl A	2,263	1,121
Nasdaq Inc	10,588	625
Northern Trust Corp	5,905	497
PayPal Holdings Inc *	30,833	1,942
PNC Financial Services Group Inc/The	11,447	1,802
Principal Financial Group Inc	6,320	518
Progressive Corp/The	16,883	3,565
Prudential Financial Inc	10,339	1,244
Raymond James Financial Inc	5,508	676
Regions Financial Corp	27,282	528
S&P Global Inc	9,246	3,953
Synchrony Financial	12,011	526
T Rowe Price Group Inc	6,398	754
Travelers Cos Inc/The	6,555	1,414
Truist Financial Corp	38,374	1,449
US Bancorp	44,867	1,819
Visa Inc, Cl A	45,624	12,431

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
W R Berkley Corp	5,950	$482
Wells Fargo & Co	103,779	6,218
Willis Towers Watson PLC	3,002	766

		164,807
Health Care — 9.0%
Abbott Laboratories	50,019	5,111
AbbVie Inc	50,857	8,200
Agilent Technologies Inc	8,456	1,103
Align Technology Inc *	2,013	518
Amgen Inc	15,374	4,702
Baxter International Inc	15,038	513
Becton Dickinson & Co	8,365	1,940
Biogen Inc *	4,150	933
Bio-Rad Laboratories Inc, Cl A *	563	162
Bio-Techne Corp	4,600	355
Boston Scientific Corp *	42,172	3,187
Bristol-Myers Squibb Co	58,626	2,409
Cardinal Health Inc	7,098	705
Catalent Inc *	5,300	285
Cencora Inc	4,761	1,079
Centene Corp *	15,384	1,101
Charles River Laboratories International Inc *	1,500	313
Cigna Group/The	8,462	2,916
Cooper Cos Inc/The	5,700	538
CVS Health Corp	36,212	2,158
Danaher Corp	18,976	4,873
DaVita Inc *	1,600	235
Dexcom Inc *	11,230	1,334
Edwards Lifesciences Corp *	17,636	1,532
Elevance Health Inc	6,743	3,631
Eli Lilly & Co	23,007	18,874
GE HealthCare Technologies Inc	12,034	939
Gilead Sciences Inc	35,843	2,304
HCA Healthcare Inc	5,745	1,952
Henry Schein Inc *	3,800	263
Hologic Inc *	6,912	510
Humana Inc	3,549	1,271
IDEXX Laboratories Inc *	2,378	1,182
Illumina Inc *	4,671	487
Incyte Corp *	5,500	318
Insulet Corp *	2,000	354
Intuitive Surgical Inc *	10,178	4,093
IQVIA Holdings Inc *	5,309	1,163
Johnson & Johnson	69,380	10,176
Labcorp Holdings Inc	2,465	480
McKesson Corp	3,777	2,151
Medtronic PLC	38,335	3,119
Merck & Co Inc	73,044	9,170
Mettler-Toledo International Inc *	600	842
Moderna Inc *	9,638	1,374
Molina Healthcare Inc *	1,700	535
Pfizer Inc	162,740	4,664

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Quest Diagnostics Inc	3,200	$454
Regeneron Pharmaceuticals Inc *	3,036	2,976
ResMed Inc	4,223	871
Revvity Inc	3,600	393
Solventum Corp *	4,114	244
STERIS PLC	2,813	627
Stryker Corp	9,779	3,336
Teleflex Inc	1,400	293
Thermo Fisher Scientific Inc	11,104	6,307
UnitedHealth Group Inc	26,657	13,205
Universal Health Services Inc, Cl B	1,800	342
Vertex Pharmaceuticals Inc *	7,466	3,400
Viatris Inc	35,474	376
Waters Corp *	1,651	510
West Pharmaceutical Services Inc	2,154	714
Zimmer Biomet Holdings Inc	6,138	707
Zoetis Inc, Cl A	13,230	2,243

		153,052
Industrials — 6.4%
3M Co	16,056	1,608
A O Smith Corp	3,600	301
Allegion plc	2,533	309
American Airlines Group Inc *	19,100	220
AMETEK Inc	6,709	1,138
Automatic Data Processing Inc	11,792	2,888
Axon Enterprise Inc *	2,000	563
Boeing Co/The *	16,496	2,930
Broadridge Financial Solutions Inc	3,400	683
Builders FirstSource Inc *	3,600	579
Carrier Global Corp	24,278	1,534
Caterpillar Inc	14,715	4,981
CH Robinson Worldwide Inc	3,400	294
Cintas Corp	2,521	1,709
Copart Inc *	25,172	1,336
CSX Corp	56,883	1,920
Cummins Inc	3,898	1,098
Dayforce Inc *	4,600	227
Deere & Co	7,462	2,796
Delta Air Lines Inc	18,646	951
Dover Corp	4,106	755
Eaton Corp PLC	11,516	3,833
Emerson Electric Co	16,419	1,842
Equifax Inc	3,590	831
Expeditors International of Washington Inc	4,238	512
Fastenal Co	16,411	1,083
FedEx Corp	6,588	1,673
Fortive Corp	10,188	758
GE Vernova Inc *	7,855	1,382
Generac Holdings Inc *	1,800	265
General Dynamics Corp	6,591	1,976
General Electric Co	31,320	5,172
Honeywell International Inc	18,977	3,837
Howmet Aerospace Inc	11,229	951

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

May 31, 2024

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hubbell Inc, Cl B	1,500	$583
Huntington Ingalls Industries Inc	1,100	278
IDEX Corp	2,200	459
Illinois Tool Works Inc	7,818	1,898
Ingersoll Rand Inc	11,783	1,096
Jacobs Solutions Inc	3,700	516
JB Hunt Transport Services Inc	2,400	386
Johnson Controls International PLC	19,572	1,407
L3Harris Technologies Inc	5,496	1,236
Leidos Holdings Inc	4,000	588
Lockheed Martin Corp	6,203	2,918
Masco Corp	6,500	454
Nordson Corp	1,600	376
Norfolk Southern Corp	6,569	1,477
Northrop Grumman Corp	4,017	1,811
Old Dominion Freight Line Inc	5,176	907
Otis Worldwide Corp	11,745	1,165
PACCAR Inc	15,187	1,633
Parker-Hannifin Corp	3,703	1,968
Paychex Inc	9,347	1,123
Paycom Software Inc	1,400	203
Pentair PLC	4,846	394
Quanta Services Inc	4,214	1,163
Republic Services Inc, Cl A	5,943	1,101
Robert Half Inc	3,100	199
Rockwell Automation Inc	3,305	851
Rollins Inc	8,325	380
RTX Corp	38,206	4,119
Snap-on Inc	1,500	409
Southwest Airlines Co	17,630	473
Stanley Black & Decker Inc	4,500	392
Textron Inc	5,800	508
Trane Technologies PLC	6,579	2,154
TransDigm Group Inc	1,568	2,106
Uber Technologies Inc *	59,300	3,828
Union Pacific Corp	17,522	4,079
United Airlines Holdings Inc *	9,665	512
United Parcel Service Inc, Cl B	20,822	2,893
United Rentals Inc	1,896	1,269
Veralto Corp	6,459	637
Verisk Analytics Inc, Cl A	4,216	1,066
Waste Management Inc	10,567	2,227
Westinghouse Air Brake Technologies Corp	5,186	878
WW Grainger Inc	1,277	1,177
Xylem Inc/NY	6,900	973

		109,205
Information Technology — 23.0%
Accenture PLC, Cl A	18,116	5,114
Adobe Inc *	12,984	5,775
Advanced Micro Devices Inc *	46,533	7,766
Akamai Technologies Inc *	4,500	415
Amphenol Corp, Cl A	17,261	2,285
Analog Devices Inc	14,310	3,356

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ANSYS Inc *	2,521	$800
Apple Inc	418,556	80,467
Applied Materials Inc	24,003	5,163
Arista Networks Inc *	7,261	2,161
Autodesk Inc *	6,192	1,248
Broadcom Inc	12,654	16,811
Cadence Design Systems Inc *	7,863	2,251
CDW Corp/DE	3,841	859
Cisco Systems Inc	117,092	5,445
Cognizant Technology Solutions Corp, Cl A	14,518	960
Corning Inc	22,088	823
Enphase Energy Inc *	3,968	508
EPAM Systems Inc *	1,677	298
F5 Inc *	1,700	287
Fair Isaac Corp *	700	903
First Solar Inc *	3,035	825
Fortinet Inc *	18,298	1,085
Gartner Inc *	2,193	920
Gen Digital Inc	16,600	412
Hewlett Packard Enterprise Co	37,275	658
HP Inc	25,336	925
Intel Corp	121,863	3,760
International Business Machines Corp	26,408	4,406
Intuit Inc	8,073	4,654
Jabil Inc	3,700	440
Juniper Networks Inc	9,400	335
Keysight Technologies Inc *	5,079	703
KLA Corp	3,882	2,949
Lam Research Corp	3,770	3,515
Microchip Technology Inc	15,554	1,512
Micron Technology Inc	31,762	3,970
Microsoft Corp	214,260	88,946
Monolithic Power Systems Inc	1,348	992
Motorola Solutions Inc	4,730	1,726
NetApp Inc	5,900	711
NVIDIA Corp	71,247	78,110
NXP Semiconductors NV	7,417	2,018
ON Semiconductor Corp *	12,430	908
Oracle Corp	45,919	5,381
Palo Alto Networks Inc *	9,100	2,684
PTC Inc *	3,500	617
Qorvo Inc *	2,900	285
QUALCOMM Inc	32,168	6,564
Roper Technologies Inc	3,063	1,632
Salesforce Inc	27,854	6,530
Seagate Technology Holdings PLC	5,600	522
ServiceNow Inc *	5,867	3,854
Skyworks Solutions Inc	4,754	441
Super Micro Computer Inc *	1,400	1,098
Synopsys Inc *	4,353	2,441
TE Connectivity Ltd	8,868	1,328
Teledyne Technologies Inc *	1,402	557
Teradyne Inc	4,500	634

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Texas Instruments Inc	26,207	$5,111
Trimble Inc *	7,400	412
Tyler Technologies Inc *	1,200	576
VeriSign Inc *	2,540	443
Western Digital Corp *	9,303	700
Zebra Technologies Corp, Cl A *	1,500	469

		390,454
Materials — 1.8%
Air Products and Chemicals Inc	6,374	1,700
Albemarle Corp	3,396	416
Amcor PLC	42,707	434
Avery Dennison Corp	2,300	524
Ball Corp	9,000	625
Celanese Corp, Cl A	2,900	441
CF Industries Holdings Inc	5,646	450
Corteva Inc	20,159	1,128
Dow Inc	20,173	1,163
DuPont de Nemours Inc	12,539	1,030
Eastman Chemical Co	3,500	355
Ecolab Inc	7,287	1,692
FMC Corp	3,600	219
Freeport-McMoRan Inc, Cl B	41,285	2,177
International Flavors & Fragrances Inc	7,373	709
International Paper Co	10,200	460
Linde PLC	13,933	6,068
LyondellBasell Industries NV, Cl A	7,355	731
Martin Marietta Materials Inc	1,770	1,013
Mosaic Co/The	9,563	296
Newmont Corp	33,197	1,392
Nucor Corp	7,082	1,196
Packaging Corp of America	2,600	477
PPG Industries Inc	6,815	896
Sherwin-Williams Co/The	6,749	2,050
Steel Dynamics Inc	4,425	592
Vulcan Materials Co	3,821	977
Westrock Co	7,541	405

		29,616
Real Estate — 1.6%
Alexandria Real Estate Equities Inc ‡	4,603	548
American Tower Corp, Cl A ‡	13,456	2,634
AvalonBay Communities Inc ‡	4,115	793
Boston Properties Inc ‡	4,200	255
Camden Property Trust ‡	3,100	318
CBRE Group Inc, Cl A *	8,565	754
CoStar Group Inc *	11,890	929
Crown Castle Inc ‡	12,494	1,281
Digital Realty Trust Inc ‡	8,922	1,297
Equinix Inc ‡	2,714	2,071
Equity Residential ‡	9,929	646
Essex Property Trust Inc ‡	1,866	485
Extra Space Storage Inc ‡	6,145	889
Federal Realty Investment Trust ‡	2,100	212

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Healthpeak Properties Inc ‡	18,600	$370
Host Hotels & Resorts Inc ‡	20,785	373
Invitation Homes Inc ‡	16,500	574
Iron Mountain Inc ‡	8,471	683
Kimco Realty Corp ‡	19,500	377
Mid-America Apartment Communities Inc ‡	3,463	463
Prologis Inc ‡	26,608	2,940
Public Storage ‡	4,556	1,247
Realty Income Corp ‡	23,953	1,271
Regency Centers Corp ‡	4,800	295
SBA Communications Corp, Cl A ‡	3,112	612
Simon Property Group Inc ‡	9,433	1,427
UDR Inc ‡	8,900	344
Ventas Inc ‡	11,500	578
VICI Properties Inc, Cl A ‡	30,096	864
Welltower Inc ‡	15,893	1,648
Weyerhaeuser Co ‡	21,178	636

		27,814
Utilities — 1.8%
AES Corp/The	19,600	423
Alliant Energy Corp	7,500	386
Ameren Corp	7,496	550
American Electric Power Co Inc	15,124	1,365
American Water Works Co Inc	5,672	742
Atmos Energy Corp	4,422	513
CenterPoint Energy Inc	18,092	552
CMS Energy Corp	8,700	547
Consolidated Edison Inc	10,037	949
Constellation Energy Corp	9,226	2,004
Dominion Energy Inc	24,094	1,299
DTE Energy Co	5,917	690
Duke Energy Corp	22,200	2,299
Edison International	11,171	859
Entergy Corp	6,211	699
Evergy Inc	6,699	366
Exelon Corp	28,626	1,075
FirstEnergy Corp	14,764	594
NextEra Energy Inc	59,098	4,729
NiSource Inc	12,100	352
NRG Energy Inc	6,600	535
PG&E Corp	61,398	1,138
Pinnacle West Capital Corp	3,300	260
PPL Corp	21,118	619
Public Service Enterprise Group Inc	14,327	1,085
Sempra	18,076	1,392
Southern Co/The	31,367	2,514
Vistra Corp	9,700	961
WEC Energy Group Inc	9,155	742

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

May 31, 2024

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Xcel Energy Inc	16,046	$890

		31,129
Total Common Stock
(Cost $355,270) ($ Thousands)		1,276,780

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class
5.170%**†	19,588,993	19,589
Total Cash Equivalent
(Cost $19,589) ($ Thousands)		19,589

PURCHASED OPTIONS — 0.3%
Total Purchased Options
(Cost $11,204) ($ Thousands)		5,609

PURCHASED SWAPTIONS — 0.9%
Total Purchased Swaptions
(Cost $6,751) ($ Thousands)		16,019

Total Investments in Securities — 77.5%
(Cost $392,814) ($ Thousands)		$1,317,997

WRITTEN OPTIONS — (0.1)%
Total Written Options
(Premiums Received $2,774) ($ Thousands)		$(1,422)

WRITTEN SWAPTIONS — (0.6)%
Total Written Swaptions
(Premiums Received $2,618) ($ Thousands)		$(10,897)

SEI Institutional Investments Trust

A list of open exchange traded options contracts for the Fund at May 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.3%
Put Options
S&P 500 Index	44,269	$233,630	$4,600.00	7/20/2024	$234

Call Options
EUR Put/USD Call	426,000,000	447,300	1.05	10/19/2024	1,365
USD Call/JPY Put	318,000,000	49,608,000	156.00	7/20/2024	3,910
USD Call/JPY Put	318,000,000	52,788,000	166.00	7/20/2024	100

		102,843,300			5,375

Total Purchased Options		$103,076,930			$5,609
WRITTEN OPTIONS — (0.1)%
Put Options
S&P 500 Index	(44,269)	$(233,630)	4,100.00	07/20/2024	$(100)

Call Options
USD Call/JPY Call	(636,000,000)	(102,396,000)	161.00	07/20/2024	(1,322)

Total Written Options		$(102,629,630)			$(1,422)

A list of over the counter swaption contracts for the Fund at May 31, 2024, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.9%
Call Swaptions
Swaption	Bank of America Merrill Lynch	$1,696,000,000	$0.12	05/22/2025	$2,567

Put Swaptions
Swaption	Bank of America Merrill Lynch	$1,150,000,000	4.27	07/22/2025	$9,588
Swaption	Bank of America Merrill Lynch	517,500,000	4.36	07/24/2024	3,864
		1,667,500,000			13,452
Total Purchased Swaptions		$3,363,500,000			$16,019
WRITTEN SWAPTIONS — (0.6)%
Put Swaptions
Swaption	Bank of America Merrill Lynch	$(2,300,000,000)	4.82	07/22/2025	$(7,742)
Swaption	Bank of America Merrill Lynch	(1,035,000,000)	4.91	07/24/2024	(2,722)
		(3,335,000,000)			(10,464)
Call Swaptions
Swaption	Bank of America Merrill Lynch	$(1,696,000,000)	0.87	05/22/2025	$(433)
Total Written Swaptions		$(5,031,000,000)			$(10,897)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

May 31, 2024

Dynamic Asset Allocation Fund (Concluded)

A list of the open futures contracts held by the Fund at May 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI^	1,588	Jun-2024	$412,093	$420,462	$8,369

A list of OTC swap agreements held by the fund at May 31, 2024, is as follows

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
Goldman Sachs^	PAYB+BCOMTR/0.075%	3 MONTH TREASURY BILL RATE + 7.5 BPS	INDEX RETURN	Annually	06/13/2024	USD	69,500	$3,302	$–	$3,302
								$3,302	$–	$3,302

A list of the open centrally cleared swap agreements held by the Fund at May 31, 2024, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.659%^	UNITED STATES CONSUMER PRICE INDEX (CPI)	Annually	02/27/2033	USD	269,000	$10,524	$–	$10,524
0.281%	1-Day JPY-MUTKCALM Compounded-OIS	Annually	05/15/2026	JPY	264,893,382	5,528	–	5,528
0.293%	Tokyo Overnight Average Rate (TONAR)	Annually	05/15/2026	JPY	209,944,853	4,224	–	4,224
SOFR	3.41%	Annually	12/11/2028	USD	1,023,842	(8,303)	–	(8,303)
3.432%	SOFR	Annually	12/11/2056	USD	107,637	5,106	–	5,106
3.707%	SOFR	Annually	03/05/2034	USD	345,000	3,211	–	3,211
4.161%	SOFR	Annually	11/02/2056	USD	214,675	(14,392)	–	(14,392)
SOFR	4.35%	Annually	11/02/2031	USD	837,500	15,046	–	15,046
						$20,944	$–	$20,944

Percentages are based on Net Assets of $1,701,367 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
^	Security, or a portion thereof, is held by DAA Commodity Strategy Subsidiary, Ltd. as of May 31, 2024.

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,276,780	–	–	1,276,780
Cash Equivalent	19,589	–	–	19,589
Purchased Options	5,609	–	–	5,609
Purchased Swaptions	16,019	–	–	16,019
Total Investments in Securities	1,317,997	–	–	1,317,997

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(1,422)	–	–	(1,422)
Written Swaptions	(10,897)	–	–	(10,897)
Futures Contracts*
Unrealized Appreciation	8,369	–	–	8,369
OTC Swap
Total Return Swap*
Unrealized Appreciation	–	3,302	–	3,302
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	43,639	–	43,639
Unrealized Depreciation	–	(22,695)	–	(22,695)
Total Other Financial Instruments	(3,950)	24,246	–	20,296

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2024 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$490	$253,740	$(234,641)	$—	$—	$19,589	$872	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

May 31, 2024

Multi-Asset Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 63.7%
U.S. Treasury Bills ^
9.739%, 08/15/2024 (A)	$1,200	$1,187
5.297%, 11/14/2024 (A)	9,000	8,788
5.296%, 10/24/2024 (A)	4,000	3,917
5.289%, 11/07/2024 (A)	7,000	6,842
5.288%, 10/17/2024 (A)	9,000	8,823
5.280%, 06/27/2024 (A)	7,000	6,975
5.272%, 10/10/2024 (A)	8,000	7,851
5.242%, 09/26/2024 (A)	11,000	10,817
5.230%, 09/05/2024 (A)	5,000	4,932
5.224%, 10/31/2024 (A)	9,000	8,805
5.213%, 10/03/2024 (A)	6,000	5,895
U.S. Treasury Inflation-Protected Securities
0.750%, 07/15/2028	105,606	99,967
0.375%, 07/15/2027 (B)	190,214	179,822
0.250%, 07/15/2029	17,559	16,044
0.125%, 07/15/2026 (B)(I)	78,377	74,848
U.S. Treasury Notes ^
5.566%, USBMMY3M + 0.245%, 01/31/2026 (C)	8,300	8,318
5.521%, USBMMY3M + 0.200%, 01/31/2025 (C)(J)	10,300	10,311
5.491%, USBMMY3M + 0.170%, 10/31/2025 (C)	9,200	9,212
5.490%, USBMMY3M + 0.169%, 04/30/2025 (C)	7,500	7,508
5.471%, USBMMY3M + 0.150%, 04/30/2026 (C)	900	900
5.461%, USBMMY3M + 0.140%, 10/31/2024 (C)(J)	10,000	10,005
5.446%, USBMMY3M + 0.125%, 07/31/2025 (C)	7,600	7,604
5.358%, USBMMY3M + 0.037%, 07/31/2024 (C)	6,100	6,100
5.000%, 08/31/2025	1,000	999
4.875%, 05/31/2026	800	800
4.750%, 07/31/2025	1,200	1,195
4.625%, 02/28/2025	700	697
4.500%, 04/15/2027	1,000	995
4.375%, 08/15/2026	1,200	1,189
4.000%, 02/15/2026	700	689
3.250%, 08/31/2024	500	497

Total U.S. Treasury Obligations
(Cost $517,736) ($ Thousands)		512,532

	Shares
COMMON STOCK — 30.1%

Communication Services — 2.5%
Alphabet Inc, Cl A *	15,159	2,615
Alphabet Inc, Cl C *	12,804	2,227
AT&T Inc (D)	129,892	2,367

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cogent Communications Holdings Inc	796	$47
Electronic Arts Inc	2,104	280
Frontier Communications Parent Inc *	4,926	131
GCI Liberty - Escrow *	1,350	—
Globalstar Inc *	25,471	28
Iridium Communications Inc	3,014	91
Liberty Latin America Ltd, Cl C *	3,003	27
Liberty Media Corp-Liberty Formula One, Cl C *	1,313	97
Live Nation Entertainment Inc *	1,019	96
Lumen Technologies Inc *	26,703	34
Madison Square Garden Sports Corp, Cl A *	224	41
Match Group Inc *	938	29
Meta Platforms Inc, Cl A	5,561	2,596
Netflix Inc *	3,218	2,065
Pinterest Inc, Cl A *	2,197	91
ROBLOX Corp, Cl A *	3,765	127
Roku Inc, Cl A *	1,148	66
Shenandoah Telecommunications Co	1,700	32
Spotify Technology SA *	1,104	328
Take-Two Interactive Software Inc *	1,281	205
Telephone and Data Systems Inc	2,374	47
TKO Group Holdings Inc, Cl A	559	61
T-Mobile US Inc	8,879	1,553
Verizon Communications Inc	76,354	3,142
Walt Disney Co/The	13,799	1,434
Warner Bros Discovery Inc *(D)	16,315	134

		19,991
Consumer Staples — 7.5%
Albertsons Cos Inc, Cl A	7,535	155
Altria Group Inc (D)	37,573	1,738
Andersons Inc/The	1,006	53
Archer-Daniels-Midland Co	11,294	705
BellRing Brands Inc *	2,775	161
BJ's Wholesale Club Holdings Inc *	2,913	256
Boston Beer Co Inc/The, Cl A *	226	71
Brown-Forman Corp, Cl A	1,163	53
Brown-Forman Corp, Cl B	4,145	190
Bunge Global SA	2,873	309
Cal-Maine Foods Inc	723	45
Campbell Soup Co	4,291	190
Casey's General Stores Inc	811	269
Celsius Holdings Inc *	3,163	253
Central Garden & Pet Co, Cl A *	1,527	57
Chefs' Warehouse Inc/The *	1,360	54
Church & Dwight Co Inc	5,221	559
Clorox Co/The	2,666	351
Coca-Cola Co/The (D)	81,930	5,156
Coca-Cola Consolidated Inc	120	118
Colgate-Palmolive Co	16,975	1,578
Conagra Brands Inc	10,419	311
Constellation Brands Inc, Cl A	3,409	853
Costco Wholesale Corp (D)	9,320	7,548

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Coty Inc, Cl A *	8,833	$91
Darling Ingredients Inc *	3,361	136
Dollar General Corp	4,621	633
Dollar Tree Inc *	4,294	506
Edgewell Personal Care Co	1,406	54
elf Beauty Inc *	1,127	211
Energizer Holdings Inc	2,299	66
Estee Lauder Cos Inc/The, Cl A	4,901	605
Flowers Foods Inc	5,128	119
Freshpet Inc *	950	125
General Mills Inc	11,790	811
Grocery Outlet Holding Corp *	2,231	49
Hain Celestial Group Inc/The *	2,310	18
Herbalife Ltd *	2,495	26
Hershey Co/The	3,069	607
Hormel Foods Corp	6,133	190
Ingles Markets Inc, Cl A	394	29
Ingredion Inc	1,455	171
Inter Parfums Inc	493	59
J & J Snack Foods Corp	343	56
J M Smucker Co/The	2,308	258
John B Sanfilippo & Son Inc	400	40
Kellanova	5,332	322
Kenvue Inc	35,632	688
Keurig Dr Pepper Inc	19,447	666
Kimberly-Clark Corp	7,085	944
Kraft Heinz Co/The	16,553	585
Kroger Co/The	13,908	728
Lamb Weston Holdings Inc	3,041	268
Lancaster Colony Corp	385	71
McCormick & Co Inc/MD	5,260	380
MGP Ingredients Inc	315	24
Molson Coors Beverage Co, Cl B	3,566	195
Mondelez International Inc, Cl A	28,606	1,960
Monster Beverage Corp *	15,574	809
National Beverage Corp *	330	15
Nu Skin Enterprises Inc, Cl A	1,445	19
PepsiCo Inc (D)	28,981	5,011
Performance Food Group Co *	3,244	226
Philip Morris International Inc (D)	32,646	3,310
Pilgrim's Pride Corp *	1,324	48
Post Holdings Inc *	1,289	137
PriceSmart Inc	663	56
Primo Water Corp	4,561	103
Procter & Gamble Co/The (D)	49,525	8,149
Reynolds Consumer Products Inc	1,564	44
Simply Good Foods Co/The *	2,255	87
Spectrum Brands Holdings Inc	946	85
Sprouts Farmers Market Inc *	2,481	196
Sysco Corp	10,458	762
Target Corp	9,693	1,514
TreeHouse Foods Inc *	1,204	44
Tyson Foods Inc, Cl A (D)	5,728	328

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United Natural Foods Inc *	1,642	$20
Universal Corp/VA	684	33
US Foods Holding Corp *	4,730	250
Utz Brands Inc	2,906	54
Vector Group Ltd	2,517	28
Vita Coco Co Inc/The *	1,548	45
Walgreens Boots Alliance Inc	14,522	235
Walmart Inc (D)	90,080	5,924
WD-40 Co	260	58
Weis Markets Inc	617	40
WK Kellogg Co	2,003	38

		60,392
Energy — 7.3%
Antero Midstream Corp	10,600	155
Antero Resources Corp *	8,377	299
APA Corp	10,738	328
Archrock Inc	4,828	98
Ardmore Shipping Corp	1,997	45
Baker Hughes Co, Cl A	29,580	990
Berry Corp	4,396	31
Borr Drilling Ltd	6,100	42
Bristow Group Inc *	1,400	50
Cactus Inc, Cl A	1,758	90
California Resources Corp	2,324	110
Centrus Energy Corp, Cl A *	700	35
ChampionX Corp	5,756	188
Cheniere Energy Inc	7,048	1,112
Chesapeake Energy Corp	3,411	310
Chevron Corp (D)	49,151	7,977
Chord Energy Corp	1,135	210
Civitas Resources Inc	2,209	163
Clean Energy Fuels Corp *	7,126	22
CNX Resources Corp *	5,295	139
Comstock Resources Inc	3,259	38
ConocoPhillips (D)	33,961	3,956
CONSOL Energy Inc	820	85
Core Laboratories Inc	1,242	23
Coterra Energy Inc, Cl A	21,145	603
Crescent Energy Co, Cl A	2,400	30
CVR Energy Inc	501	14
Delek US Holdings Inc	2,371	60
Devon Energy Corp	18,693	917
DHT Holdings Inc	5,005	61
Diamond Offshore Drilling Inc *	2,351	36
Diamondback Energy Inc	5,054	1,007
Dorian LPG Ltd	1,557	79
Dril-Quip Inc *	1,494	29
DT Midstream Inc	2,764	185
Encore Energy Corp *	9,564	46
Energy Fuels Inc/Canada *	6,451	45
EOG Resources Inc	16,657	2,075
EQT Corp	10,567	434
Equitrans Midstream Corp	13,387	191

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

May 31, 2024

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Expro Group Holdings NV *	3,376	$74
Exxon Mobil Corp (D)	129,569	15,193
FLEX LNG Ltd	871	25
Golar LNG Ltd	2,558	67
Green Plains Inc *	2,152	37
Gulfport Energy Corp *	384	62
Halliburton Co	26,275	964
Helix Energy Solutions Group Inc *	5,206	60
Helmerich & Payne Inc	2,670	102
Hess Corp	7,873	1,213
HF Sinclair Corp	4,077	225
International Seaways Inc	1,220	79
Kinder Morgan Inc	57,350	1,118
Kinetik Holdings Inc, Cl A	995	41
Kosmos Energy Ltd *	14,422	88
Liberty Energy Inc, Cl A	4,539	112
Magnolia Oil & Gas Corp, Cl A	5,149	134
Marathon Oil Corp	16,540	479
Marathon Petroleum Corp (D)	10,423	1,841
Matador Resources Co	3,332	211
Murphy Oil Corp	4,336	186
New Fortress Energy Inc, Cl A	2,545	65
Newpark Resources Inc *	4,300	37
Noble Corp PLC	3,410	158
Nordic American Tankers Ltd	10,257	42
Northern Oil & Gas Inc	2,512	103
NOV Inc	11,388	214
Occidental Petroleum Corp	19,472	1,217
Oceaneering International Inc *	2,489	59
ONEOK Inc	16,919	1,370
Ovintiv Inc	7,429	384
Par Pacific Holdings Inc *	1,423	39
Patterson-UTI Energy Inc	9,060	100
PBF Energy Inc, Cl A	3,049	141
Peabody Energy Corp	2,741	68
Permian Resources Corp, Cl A	13,352	219
Phillips 66	12,463	1,771
ProPetro Holding Corp *	4,553	44
Range Resources Corp	6,532	241
REX American Resources Corp *	440	22
SandRidge Energy Inc	1,794	25
Schlumberger NV	40,972	1,880
Scorpio Tankers Inc	1,639	135
Seadrill Ltd *	1,279	66
Select Water Solutions Inc, Cl A	4,243	46
SFL Corp Ltd	4,446	64
SilverBow Resources Inc *	1,200	47
Sitio Royalties Corp, Cl A	3,219	75
SM Energy Co	3,311	167
Southwestern Energy Co *	32,865	248
Talos Energy Inc *	3,994	48
Targa Resources Corp	6,436	761
TechnipFMC PLC	12,680	332

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Teekay Tankers Ltd, Cl A	1,006	$73
Texas Pacific Land Corp	544	334
Tidewater Inc *	1,379	143
Uranium Energy Corp *	14,640	105
US Silica Holdings Inc *	3,224	50
VAALCO Energy Inc	598	4
Valaris Ltd *	1,951	151
Valero Energy Corp (D)	9,619	1,512
Vital Energy Inc *	595	29
Weatherford International PLC *	2,111	254
Williams Cos Inc/The	34,772	1,443
World Kinect Corp	1,633	43

		58,948
Financials — 0.0%
Eversource Energy	3,556	211

Health Care — 6.0%
10X Genomics Inc, Cl A *	1,298	29
Abbott Laboratories	13,762	1,406
AbbVie Inc	14,658	2,363
Acadia Healthcare Co Inc *	869	60
ACADIA Pharmaceuticals Inc *	1,915	29
Agilent Technologies Inc	2,263	295
Align Technology Inc *	599	154
Alkermes PLC *	1,229	29
Alnylam Pharmaceuticals Inc *	1,043	155
Amedisys Inc *	307	28
Amgen Inc (D)	4,539	1,388
Amicus Therapeutics Inc *	2,796	27
AMN Healthcare Services Inc *	384	22
Amphastar Pharmaceuticals Inc *	518	22
Apellis Pharmaceuticals Inc *	992	39
Apogee Therapeutics Inc *	116	5
Arrowhead Pharmaceuticals Inc *	1,007	23
Avantor Inc *	5,058	122
Axonics Inc *	678	46
Axsome Therapeutics Inc *	335	25
Azenta Inc *	455	23
Baxter International Inc (D)	4,159	142
Becton Dickinson & Co	2,197	510
Biogen Inc *	1,139	256
Biohaven Ltd *	529	19
BioMarin Pharmaceutical Inc *	1,820	137
Bio-Rad Laboratories Inc, Cl A *	203	58
Bio-Techne Corp	1,699	131
Blueprint Medicines Corp *	574	61
Boston Scientific Corp *	11,731	887
Bridgebio Pharma Inc *	1,239	35
Bristol-Myers Squibb Co	16,401	674
Bruker Corp	1,095	72
Cardinal Health Inc	1,947	193
Catalent Inc *	1,403	75
Cencora Inc	1,321	299

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Centene Corp *	4,222	$302
Cerevel Therapeutics Holdings Inc *	540	22
Certara Inc *	1,670	28
Charles River Laboratories International Inc *	461	96
Chemed Corp	142	79
Cigna Group/The	2,205	760
CONMED Corp	499	38
Cooper Cos Inc/The	1,481	140
Corcept Therapeutics Inc *	1,267	38
Crinetics Pharmaceuticals Inc *	769	34
CVS Health Corp	10,071	600
Cytokinetics Inc *	1,026	50
Danaher Corp	5,364	1,378
DaVita Inc *	617	91
Denali Therapeutics Inc *	1,280	24
DENTSPLY SIRONA Inc	1,927	54
Dexcom Inc *	3,018	358
Doximity Inc, Cl A *	1,878	52
Dynavax Technologies Corp, Cl A *	1,968	24
Edwards Lifesciences Corp *	4,536	394
Elanco Animal Health Inc *	4,345	77
Elevance Health Inc	1,865	1,004
Eli Lilly & Co	6,699	5,495
Encompass Health Corp	1,105	95
Enovis Corp *	895	45
Ensign Group Inc/The	457	55
Envista Holdings Corp *	1,835	36
Evolent Health Inc, Cl A *	1,554	33
Exact Sciences Corp *	1,898	86
Exelixis Inc *	3,320	72
Fortrea Holdings Inc *	800	20
GE HealthCare Technologies Inc	3,038	237
Gilead Sciences Inc (D)	9,718	625
Glaukos Corp *	414	47
Globus Medical Inc, Cl A *	913	61
Guardant Health Inc *	1,342	36
Haemonetics Corp *	684	58
Halozyme Therapeutics Inc *	1,457	65
HCA Healthcare Inc	1,566	532
HealthEquity Inc *	905	74
Henry Schein Inc *	1,157	80
Hologic Inc *	1,855	137
Humana Inc	964	345
ICON PLC ADR *	681	221
Ideaya Biosciences Inc *	1,187	43
IDEXX Laboratories Inc *	631	314
Illumina Inc *	1,325	138
Inari Medical Inc *	571	29
Incyte Corp *	1,883	109
Insmed Inc *	1,299	72
Inspire Medical Systems Inc *	203	32
Insulet Corp *	521	92

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Integer Holdings Corp *	500	$61
Integra LifeSciences Holdings Corp *	764	24
Intellia Therapeutics Inc *	1,368	29
Intra-Cellular Therapies Inc *	779	52
Intuitive Surgical Inc *	2,900	1,166
Ionis Pharmaceuticals Inc *	1,251	47
Iovance Biotherapeutics Inc *	2,165	19
IQVIA Holdings Inc *	1,463	321
iRhythm Technologies Inc *	430	38
Jazz Pharmaceuticals PLC *	607	64
Johnson & Johnson	18,954	2,780
Krystal Biotech Inc *	207	33
Labcorp Holdings Inc	686	134
Lantheus Holdings Inc *	675	55
LivaNova PLC *	534	33
Madrigal Pharmaceuticals Inc *	114	27
Masimo Corp *	264	33
McKesson Corp	1,021	582
Medpace Holdings Inc *	203	78
Medtronic PLC	10,509	855
Merck & Co Inc	20,148	2,529
Merit Medical Systems Inc *	610	50
Mettler-Toledo International Inc *	165	232
Moderna Inc *	2,623	374
Molina Healthcare Inc *	477	150
Natera Inc *	838	89
Neogen Corp *	2,739	36
Neurocrine Biosciences Inc *	962	130
Omnicell Inc *	671	22
Option Care Health Inc *	1,743	52
Organon & Co	2,315	49
Pacific Biosciences of California Inc *	3,224	6
Pacira BioSciences Inc *	800	24
Patterson Cos Inc	1,500	37
Penumbra Inc *	248	47
Perrigo Co PLC	1,200	33
Pfizer Inc	45,986	1,318
Premier Inc, Cl A	2,004	38
Prestige Consumer Healthcare Inc *	385	25
Privia Health Group Inc *	1,592	28
Progyny Inc *	1,026	28
QIAGEN NV	1,615	70
Quest Diagnostics Inc	951	135
QuidelOrtho Corp *	663	29
R1 RCM Inc *	2,352	30
RadNet Inc *	1,111	65
Regeneron Pharmaceuticals Inc *	793	777
Repligen Corp *	546	81
ResMed Inc	1,068	220
REVOLUTION Medicines Inc *	1,449	56
Revvity Inc	1,208	132
Roivant Sciences Ltd *	2,796	29
Royalty Pharma PLC, Cl A	3,483	95

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

May 31, 2024

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sarepta Therapeutics Inc *	831	$108
Select Medical Holdings Corp	1,118	39
Shockwave Medical Inc *	265	89
Solventum Corp *	1,151	68
Sotera Health Co *	1,761	20
SpringWorks Therapeutics Inc *	519	22
STAAR Surgical Co *	652	27
STERIS PLC	733	163
Stryker Corp	2,857	975
Tandem Diabetes Care Inc *	1,411	72
Teladoc Health Inc *	1,526	17
Teleflex Inc	341	71
Tenet Healthcare Corp *	733	99
Thermo Fisher Scientific Inc	3,115	1,769
TransMedics Group Inc *	597	81
Twist Bioscience Corp *	246	10
Ultragenyx Pharmaceutical Inc *	748	30
United Therapeutics Corp *	480	132
UnitedHealth Group Inc (D)	7,311	3,622
Universal Health Services Inc, Cl B	528	100
Vaxcyte Inc *	1,063	75
Veeva Systems Inc, Cl A *	1,098	191
Vertex Pharmaceuticals Inc *	2,020	920
Viatris Inc	10,496	111
Viking Therapeutics Inc *	743	46
Waters Corp *	485	150
West Pharmaceutical Services Inc	531	176
Xencor Inc *	1,638	39
Zimmer Biomet Holdings Inc	1,497	172
Zoetis Inc, Cl A	3,836	650

		48,257
Information Technology — 2.1%
Accenture PLC, Cl A	1,964	554
Adobe Inc *	1,427	635
Akamai Technologies Inc *	650	60
Amdocs Ltd	325	26
ANSYS Inc *	226	72
AppLovin Corp, Cl A *	932	76
Aspen Technology Inc *	182	38
Atlassian Corp, Cl A *	475	75
Autodesk Inc *	597	120
Bentley Systems Inc, Cl B	742	37
BILL Holdings Inc *	323	17
Cadence Design Systems Inc *	944	270
Cloudflare Inc, Cl A *	874	59
Cognizant Technology Solutions Corp, Cl A	1,393	92
Confluent Inc, Cl A *	828	22
Crowdstrike Holdings Inc, Cl A *	569	178
Datadog Inc, Cl A *	758	84
DocuSign Inc, Cl A *	860	47
DXC Technology Co *	1,118	17
Dynatrace Inc *	1,096	50
Elastic NV *	325	34

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
EPAM Systems Inc *	189	$34
Fair Isaac Corp *	67	86
Five9 Inc *	447	21
Fortinet Inc *	2,128	126
Gartner Inc *	233	98
Gen Digital Inc	1,464	36
Globant SA *	104	17
GoDaddy Inc, Cl A *	506	71
Guidewire Software Inc *	503	57
HubSpot Inc *	176	108
International Business Machines Corp	2,685	448
Intuit Inc	946	545
Manhattan Associates Inc *	171	38
Microsoft Corp (D)	22,057	9,157
MicroStrategy Inc, Cl A *	33	50
MongoDB Inc, Cl A *	171	40
Nutanix Inc, Cl A *	1,130	63
Okta Inc, Cl A *	355	31
Oracle Corp	4,642	544
Palantir Technologies Inc, Cl A *	5,198	113
Palo Alto Networks Inc *	889	262
PTC Inc *	318	56
Roper Technologies Inc	329	175
Salesforce Inc	2,914	683
ServiceNow Inc *	735	483
Snowflake Inc, Cl A *	976	133
Synopsys Inc *	521	292
Twilio Inc, Cl A *	774	44
Tyler Technologies Inc *	172	83
UiPath Inc, Cl A *	2,002	25
Unity Software Inc *	978	18
VeriSign Inc *	212	37
Workday Inc, Cl A *	582	123
Zoom Video Communications Inc, Cl A *	745	46
Zscaler Inc *	250	42

		16,748
Real Estate — 3.1%
Acadia Realty Trust ‡	2,903	50
Agree Realty Corp ‡	1,770	108
Alexander & Baldwin Inc ‡	2,292	39
Alexandria Real Estate Equities Inc ‡	3,495	416
American Assets Trust Inc ‡	1,440	31
American Homes 4 Rent, Cl A ‡	6,265	226
American Tower Corp, Cl A ‡	8,660	1,695
Americold Realty Trust Inc ‡	5,463	146
Apartment Income REIT Corp ‡	3,197	124
Apartment Investment and Management Co, Cl A *‡	4,422	35
Apple Hospitality REIT Inc ‡	2,807	41
Armada Hoffler Properties Inc ‡	3,635	41
AvalonBay Communities Inc ‡	2,635	508
Boston Properties Inc ‡	2,683	163
Brixmor Property Group Inc ‡	5,875	132

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Broadstone Net Lease Inc, Cl A ‡	3,987	$61
Camden Property Trust ‡	1,854	190
CareTrust REIT Inc ‡	2,654	68
CBRE Group Inc, Cl A *	5,671	499
Community Healthcare Trust Inc ‡	944	22
COPT Defense Properties ‡	1,824	45
CoStar Group Inc *	7,785	609
Cousins Properties Inc ‡	2,881	67
Crown Castle Inc ‡	8,046	825
CubeSmart ‡	4,402	186
Cushman & Wakefield PLC *	4,153	46
DiamondRock Hospitality Co ‡	4,058	34
Digital Realty Trust Inc ‡	5,699	828
DigitalBridge Group Inc	3,683	50
Douglas Emmett Inc ‡	2,945	41
Easterly Government Properties Inc, Cl A ‡	2,585	31
EastGroup Properties Inc ‡	835	138
Elme Communities ‡	2,655	41
EPR Properties ‡	1,594	65
Equinix Inc ‡	1,736	1,325
Equity Commonwealth *‡	2,349	45
Equity LifeStyle Properties Inc ‡	3,332	209
Equity Residential ‡	6,934	451
Essential Properties Realty Trust Inc ‡	3,374	90
Essex Property Trust Inc ‡	1,187	308
Extra Space Storage Inc ‡	4,009	580
Federal Realty Investment Trust ‡	1,526	154
First Industrial Realty Trust Inc ‡	2,621	124
Four Corners Property Trust Inc ‡	2,306	56
Gaming and Leisure Properties Inc ‡	4,754	213
Getty Realty Corp ‡	1,612	45
Global Net Lease Inc ‡	3,525	26
Healthcare Realty Trust Inc, Cl A ‡	7,464	121
Healthpeak Properties Inc ‡	12,105	241
Highwoods Properties Inc ‡	2,176	57
Host Hotels & Resorts Inc ‡	13,496	242
Howard Hughes Holdings Inc *	1,002	66
Hudson Pacific Properties Inc ‡	5,281	26
Independence Realty Trust Inc ‡	4,562	76
Innovative Industrial Properties Inc, Cl A ‡	711	77
InvenTrust Properties Corp ‡	1,459	36
Invitation Homes Inc ‡	11,363	395
Iron Mountain Inc ‡	5,383	434
JBG SMITH Properties ‡	2,091	30
Jones Lang LaSalle Inc *	830	168
Kennedy-Wilson Holdings Inc	3,440	35
Kilroy Realty Corp ‡	2,418	81
Kimco Realty Corp ‡	12,354	239
Kite Realty Group Trust ‡	4,785	105
Lamar Advertising Co, Cl A ‡	1,635	193
LTC Properties Inc ‡	630	22
LXP Industrial Trust, Cl B ‡	5,939	50
Macerich Co/The ‡	4,411	67

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Medical Properties Trust Inc ‡	12,679	$68
Mid-America Apartment Communities Inc ‡	2,209	295
National Health Investors Inc ‡	973	64
National Storage Affiliates Trust ‡	1,966	72
NETSTREIT Corp ‡	2,676	46
Newmark Group Inc, Cl A	4,290	45
NNN REIT Inc ‡	3,311	138
Omega Healthcare Investors Inc ‡	4,317	140
Opendoor Technologies Inc *	9,235	20
Outfront Media Inc ‡	2,979	43
Park Hotels & Resorts Inc ‡	4,825	77
Pebblebrook Hotel Trust ‡	3,202	45
Phillips Edison & Co Inc ‡	2,331	74
Piedmont Office Realty Trust Inc, Cl A ‡	3,953	29
PotlatchDeltic Corp ‡	1,559	67
Prologis Inc ‡	17,244	1,905
Public Storage ‡	2,914	798
Rayonier Inc ‡	3,034	91
Realty Income Corp ‡	15,465	821
Regency Centers Corp ‡	2,906	178
Retail Opportunity Investments Corp ‡	2,153	27
Rexford Industrial Realty Inc ‡	3,617	164
RLJ Lodging Trust ‡	4,882	49
Ryman Hospitality Properties Inc ‡	1,056	111
Sabra Health Care REIT Inc ‡	6,145	90
SBA Communications Corp, Cl A ‡	2,054	404
Service Properties Trust ‡	5,418	29
Simon Property Group Inc ‡	6,033	913
SITE Centers Corp ‡	3,488	50
SL Green Realty Corp ‡	1,003	53
St Joe Co/The	928	53
STAG Industrial Inc ‡	3,762	132
Sun Communities Inc ‡	2,332	275
Sunstone Hotel Investors Inc ‡	2,968	31
Tanger Inc ‡	1,732	48
Terreno Realty Corp ‡	1,672	95
UDR Inc ‡	6,147	237
Uniti Group Inc ‡	4,971	16
Urban Edge Properties ‡	3,213	57
Ventas Inc ‡	7,428	373
Veris Residential Inc ‡	1,495	23
VICI Properties Inc, Cl A ‡	19,229	552
Vornado Realty Trust ‡	3,728	91
Welltower Inc ‡	10,304	1,068
Weyerhaeuser Co ‡	13,616	409
WP Carey Inc ‡	4,060	229
Xenia Hotels & Resorts Inc ‡	2,525	37
Zillow Group Inc, Cl A *	1,310	53
Zillow Group Inc, Cl C *	2,949	121

		24,794
Utilities — 1.6%
AES Corp/The	7,971	172
ALLETE Inc	1,014	64

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

May 31, 2024

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Alliant Energy Corp	2,809	$145
Ameren Corp	2,559	188
American Electric Power Co Inc	5,581	504
American States Water Co	617	45
American Water Works Co Inc	2,134	279
Atmos Energy Corp	1,488	173
Avangrid Inc	1,225	44
Avista Corp	1,329	49
Black Hills Corp	1,165	66
Brookfield Infrastructure Corp, Cl A	1,746	60
Brookfield Renewable Corp, Cl A	1,331	42
California Water Service Group	479	24
CenterPoint Energy Inc	6,364	194
Chesapeake Utilities Corp	224	25
Clearway Energy Inc, Cl C	1,608	45
CMS Energy Corp	3,379	213
Consolidated Edison Inc	3,886	367
Constellation Energy Corp	3,326	723
Dominion Energy Inc	8,789	474
DTE Energy Co	1,947	227
Duke Energy Corp	8,106	840
Edison International	4,030	310
Entergy Corp	2,303	259
Essential Utilities Inc	2,547	96
Evergy Inc	2,331	127
Exelon Corp	10,703	402
FirstEnergy Corp	6,073	245
Hawaiian Electric Industries Inc	2,196	24
IDACORP Inc, Cl Rights	154	15
MGE Energy Inc	522	42
National Fuel Gas Co	1,190	68
New Jersey Resources Corp	1,529	66
NextEra Energy Inc	21,588	1,727
NiSource Inc	5,034	146
Northwestern Energy Group Inc	1,065	55
NRG Energy Inc	2,226	180
OGE Energy Corp	1,958	71
ONE Gas Inc	504	31
Ormat Technologies Inc	663	50
Otter Tail Corp	547	49
PG&E Corp	21,278	395
Pinnacle West Capital Corp	1,278	101
PNM Resources Inc	1,354	52
Portland General Electric Co	1,147	51
PPL Corp	7,665	225
Public Service Enterprise Group Inc	4,976	377
Sempra	6,625	510
SJW Group	574	31
Southern Co/The	11,460	918
Southwest Gas Holdings Inc	639	50
UGI Corp	2,919	74
Vistra Corp	3,685	365
WEC Energy Group Inc	3,281	266

Description	Shares		Market Value ($ Thousands)
COMMON STOCK (continued)
Xcel Energy Inc		5,933	$329
York Water Co/The		783	29

			12,699
Total Common Stock
(Cost $129,479) ($ Thousands)			242,040
	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 6.3%
Communication Services — 0.3%
Altice France
3.375%, 01/15/2028	EUR	112	83
AT&T
5.400%, 02/15/2034		$200	198
4.500%, 05/15/2035		145	133
Charter Communications Operating LLC / Charter Communications Operating Capital
6.150%, 11/10/2026		128	129
6.100%, 06/01/2029		436	436
2.250%, 01/15/2029		233	198
DISH DBS
5.250%, 12/01/2026 (E)		920	733
Globo Comunicacao e Participacoes
4.875%, 01/22/2030 (E)		415	366
Tencent Holdings MTN
3.240%, 06/03/2050 (E)		412	273
Time Warner Cable LLC
4.500%, 09/15/2042		245	180

			2,729

Consumer Discretionary — 0.8%
Ford Motor
3.250%, 02/12/2032		369	303
Ford Motor Credit LLC
6.125%, 03/08/2034		338	334
General Motors Financial
5.750%, 02/08/2031		708	708
Harley-Davidson Financial Services
6.500%, 03/10/2028 (E)		26	27
3.050%, 02/14/2027 (E)		634	592
Hasbro
6.050%, 05/14/2034		159	158
Hilton Domestic Operating
5.875%, 04/01/2029 (E)		518	514
Hyundai Capital America
6.100%, 09/21/2028 (E)		292	298
5.250%, 01/08/2027 (E)		200	199
Las Vegas Sands Corp
3.900%, 08/08/2029		653	593
LKQ
6.250%, 06/15/2033		157	161

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Marriott International
5.300%, 05/15/2034	$277	$271
4.900%, 04/15/2029	401	394
MDC Holdings
6.000%, 01/15/2043	340	340
Nissan Motor
4.345%, 09/17/2027 (E)	1,034	982
Tapestry
7.700%, 11/27/2030	46	48
Wynn Macau
5.625%, 08/26/2028 (E)	341	319

		6,241

Consumer Staples — 0.3%
Albertsons Cos
3.500%, 03/15/2029 (E)	351	313
Cargill
5.125%, 10/11/2032 (E)	210	209
Cencosud
5.950%, 05/28/2031 (E)	212	210
General Mills
4.700%, 01/30/2027	194	191
JBS USA Holding Lux S.AR.L.
6.750%, 03/15/2034 (E)	373	392
Philip Morris International
5.375%, 02/15/2033	606	601
Pilgrim's Pride
6.875%, 05/15/2034	441	466
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (E)(F)	500	–

		2,382

Energy — 0.2%
Ecopetrol
8.625%, 01/19/2029	611	640
ONEOK
6.050%, 09/01/2033	271	277
ONEOK Partners
6.125%, 02/01/2041	54	54
Ovintiv
6.500%, 02/01/2038	55	57
6.250%, 07/15/2033	121	124
Var Energi
8.000%, 11/15/2032 (E)	357	399
7.500%, 01/15/2028 (E)	276	289

		1,840

Financials — 3.1%
AIB Group
6.608%, SOFRRATE + 2.330%, 09/13/2029 (C)(E)	308	317

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ally Financial
6.992%, SOFRRATE + 3.260%, 06/13/2029 (C)	$300	$310
American Express
5.098%, SOFRRATE + 1.000%, 02/16/2028 (C)	708	704
Athene Global Funding
5.620%, 05/08/2026 (E)	263	263
5.583%, 01/09/2029 (E)	32	32
2.717%, 01/07/2029 (E)	80	70
2.550%, 11/19/2030 (E)	47	39
1.985%, 08/19/2028 (E)	211	183
Aviation Capital Group LLC
6.375%, 07/15/2030 (E)	183	188
5.500%, 12/15/2024 (E)	334	333
4.875%, 10/01/2025 (E)	175	172
4.125%, 08/01/2025 (E)	6	6
3.500%, 11/01/2027 (E)	157	147
1.950%, 01/30/2026 (E)	406	381
1.950%, 09/20/2026 (E)	142	130
Banco Bilbao Vizcaya Argentaria
7.883%, H15T1Y + 3.300%, 11/15/2034 (C)	200	220
5.381%, 03/13/2029	200	200
Banco de Credito del Peru S.A. MTN
3.125%, H15T5Y + 3.000%, 07/01/2030 (C)(E)	728	695
Banco Santander
9.625%, H15T5Y + 5.298%(C)(G)	200	219
6.921%, 08/08/2033	400	421
4.175%, H15T1Y + 2.000%, 03/24/2028 (C)	200	192
Bank of America
2.687%, SOFRRATE + 1.320%, 04/22/2032 (C)	394	331
Bank of America MTN
2.972%, SOFRRATE + 1.330%, 02/04/2033 (C)	707	596
Bank of Ireland Group
6.253%, H15T1Y + 2.650%, 09/16/2026 (C)(E)	368	370
Bank of Ireland Group PLC
5.601%, SOFRRATE + 1.620%, 03/20/2030 (C)(E)	251	248
Barclays PLC
5.674%, SOFRRATE + 1.490%, 03/12/2028 (C)	253	253
Block
6.500%, 05/15/2032 (E)	337	340
BNP Paribas
5.497%, SOFRRATE + 1.590%, 05/20/2030 (C)(E)	708	705

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

May 31, 2024

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BPCE
6.508%, H15T1Y + 2.791%, 01/18/2035 (C)(E)		$704	$714
CaixaBank
6.684%, SOFRRATE + 2.080%, 09/13/2027 (C)(E)		229	233
6.037%, SOFRRATE + 2.260%, 06/15/2035 (C)(E)		391	392
Capital One Financial
6.377%, SOFRRATE + 2.860%, 06/08/2034 (C)		470	481
Charles Schwab
4.000%, H15T5Y + 3.168%(C)(G)		583	542
Citigroup
7.625%, H15T5Y + 3.211%(C)(G)		73	76
4.000%, H15T5Y + 3.597%(C)(G)		348	333
2.561%, SOFRRATE + 1.167%, 05/01/2032 (C)		853	709
Credit Agricole MTN
6.251%, SOFRRATE + 2.670%, 01/10/2035 (C)(E)		470	476
Deutsche Bank NY
3.961%, SOFRRATE + 2.581%, 11/26/2025 (C)		295	292
2.129%, SOFRRATE + 1.870%, 11/24/2026 (C)		330	313
Goldman Sachs Group
8.461%, TSFR3M + 3.136%(C)(G)		182	181
4.125%, H15T5Y + 2.949%(C)(G)		296	274
HSBC Holdings PLC
8.113%, SOFRRATE + 4.250%, 11/03/2033 (C)		465	527
7.399%, SOFRRATE + 3.020%, 11/13/2034 (C)		297	323
ING Groep
6.083%, SOFRRATE + 1.560%, 09/11/2027 (C)		371	375
Intesa Sanpaolo
7.200%, 11/28/2033 (E)		231	248
JPMorgan Chase
2.963%, SOFRRATE + 1.260%, 01/25/2033 (C)		1,103	935
Lloyds Banking Group
7.953%, H15T1Y + 3.750%, 11/15/2033 (C)		535	599
7.500%, USISDA05 + 4.496%(C)(G)		805	801
Morgan Stanley
0.406%, 10/29/2027 (C)	EUR	438	439
Morgan Stanley Bank
5.504%, SOFRRATE + 0.865%, 05/26/2028 (C)		$250	251
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (C)(E)		307	287

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Natwest Group
3.032%, H15T5Y + 2.350%, 11/28/2035 (C)	$239	$200
NatWest Group
8.125%, H15T5Y + 3.752%(C)(G)	252	256
OEC Finance
7.125%, 12/26/2046 (E)	271	16
5.250%, 12/27/2033 (E)	239	14
PNC Financial Services Group
8.648%, TSFR3M + 3.302%(C)(G)	262	263
Principal Life Global Funding II
5.100%, 01/25/2029 (E)	439	435
Santander Holdings USA
6.499%, SOFRRATE + 2.356%, 03/09/2029 (C)	72	74
6.174%, SOFRRATE + 2.500%, 01/09/2030 (C)	42	42
4.260%, SOFRINDX + 1.380%, 06/09/2025 (C)	117	117
2.490%, SOFRRATE + 1.249%, 01/06/2028 (C)	36	33
Societe Generale
5.519%, H15T1Y + 1.500%, 01/19/2028 (C)(E)	421	417
2.797%, H15T1Y + 1.300%, 01/19/2028 (C)(E)	303	280
Standard Chartered
7.101%, US0003M + 1.510%(C)(E)(G)	400	380
6.000%, H15T5Y + 5.661%(C)(E)(G)	514	504
3.971%, H15T1Y + 1.650%, 03/30/2026 (C)(E)	207	204
Svenska Handelsbanken
4.750%, H15T5Y + 4.048%(C)(G)	600	511
Swiss Re Finance Luxembourg
5.000%, H15T5Y + 3.582%, 04/02/2049 (C)	200	192
Swiss RE Subordinated Finance
5.698%, TSFR3M + 1.813%, 04/05/2035 (C)(E)	400	393
Trust Fibra Uno
5.250%, 01/30/2026	200	195
UBS Group
9.250%, H15T5Y + 4.745%(C)(E)(G)	278	297
9.250%, H15T5Y + 4.758%(C)(E)(G)	215	239
6.373%, SOFRRATE + 3.340%, 07/15/2026 (C)(E)	277	278
UniCredit
3.127%, H15T1Y + 1.550%, 06/03/2032 (C)(E)	350	296
2.569%, H15T1Y + 2.300%, 09/22/2026 (C)(E)	421	403
1.982%, H15T1Y + 1.200%, 06/03/2027 (C)(E)	229	213

SEI Institutional Investments Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wells Fargo
3.900%, H15T5Y + 3.453%(C)(G)		$306	$289
Wells Fargo MTN
3.350%, SOFRRATE + 1.500%, 03/02/2033 (C)		1,063	917

			25,324

Health Care — 0.2%
CVS Health
5.700%, 06/01/2034		454	452
DaVita
3.750%, 02/15/2031 (E)		630	529
Humana
5.375%, 04/15/2031		172	170
Organon & Co
2.875%, 04/30/2028	EUR	200	204

			1,355

Industrials — 0.5%
APCOA Parking Holdings GmbH
4.625%, 01/15/2027		226	239
Boeing
6.528%, 05/01/2034 (E)		$223	226
6.298%, 05/01/2029 (E)		83	84
5.150%, 05/01/2030		75	72
3.625%, 02/01/2031		83	72
3.250%, 02/01/2028		56	51
Delta Air Lines
4.750%, 10/20/2028 (E)		450	438
Embraer Netherlands Finance BV
5.400%, 02/01/2027		575	571
ENA Master Trust
4.000%, 05/19/2048 (E)		269	190
Honeywell International
4.125%, 11/02/2034	EUR	720	797
Lima Metro Line 2 Finance
5.875%, 07/05/2034		$204	199
4.350%, 04/05/2036		506	459
Odebrecht Holdco Finance
0.000%, 09/10/2058 (E)(H)		480	–
Regal Rexnord
6.050%, 02/15/2026		770	772

			4,170

Information Technology — 0.1%
Broadcom
4.926%, 05/15/2037 (E)		247	230
TSMC Arizona
3.875%, 04/22/2027		345	333

			563

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Materials — 0.1%
Freeport Indonesia MTN
4.763%, 04/14/2027 (E)	$225	$218
Glencore Funding LLC
6.500%, 10/06/2033 (E)	327	342
5.338%, 04/04/2027 (E)	297	296
Volcan Cia Minera SAA
4.375%, 02/11/2026 (E)	69	49

		905

Real Estate — 0.0%
American Tower
5.200%, 02/15/2029	284	282

Telecommunication Services — 0.2%
Globo Comunicacao e Participacoes
4.875%, 01/22/2030	312	276
Prosus
3.680%, 01/21/2030	207	181
Prosus MTN
3.061%, 07/13/2031	1,328	1,076

		1,533

Utilities — 0.5%
Aegea Finance Sarl
6.750%, 05/20/2029	280	270
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (E)	287	247
Alexander Funding Trust II
7.467%, 07/31/2028 (E)	104	109
Comision Federal de Electricidad
4.688%, 05/15/2029 (E)	501	470
Duke Energy Carolinas NC Storm Funding LLC
2.617%, 07/01/2041	314	237
Electricite de France
9.125%, H15T5Y + 5.411%(C)(E)(G)	261	287
Engie Energia Chile
6.375%, 04/17/2034 (E)	330	332
3.400%, 01/28/2030	349	303
Niagara Mohawk Power
5.290%, 01/17/2034 (E)	212	206
NRG Energy
7.000%, 03/15/2033 (E)	456	482
Terraform Global Operating LLC
6.125%, 03/01/2026 (E)	77	76
Vistra
7.000%, H15T5Y + 5.740%(C)(E)(G)	272	270

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

May 31, 2024

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Vistra Operations LLC
6.950%, 10/15/2033 (E)	$415	$442

		3,731

Total Corporate Obligations
(Cost $52,904) ($ Thousands)		51,055

ASSET-BACKED SECURITIES — 4.4%
Automotive — 1.4%

ACM Auto Trust, Ser 2024-1A, Cl A
7.710%, 01/21/2031(E)	603	605
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl B
6.090%, 11/12/2027(E)	1,152	1,153
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A2A
5.840%, 10/19/2026	407	407
Arivo Acceptance Auto Loan Receivables Trust, Ser 2024-1A, Cl A
6.460%, 04/17/2028(E)	184	184
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-3A, Cl A
5.440%, 02/22/2028(E)	589	587
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-5A, Cl B
6.120%, 04/20/2028(E)	485	487
Carvana Auto Receivables Trust, Ser 2021-N3, Cl C
1.020%, 06/12/2028	62	58
Carvana Auto Receivables Trust, Ser 2021-N4, Cl D
2.300%, 09/11/2028	198	191
Carvana Auto Receivables Trust, Ser 2021-P4, Cl D
2.610%, 09/11/2028	420	378
CPS Auto Receivables Trust, Ser 2022-A, Cl C
2.170%, 04/16/2029(E)	571	562
DT Auto Owner Trust, Ser 2023-1A, Cl A
5.480%, 04/15/2027(E)	233	233
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026(E)	59	58
FHF Trust, Ser 2023-1A, Cl A2
6.570%, 06/15/2028(E)	318	319
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/2027(E)	442	442
Ford Credit Auto Owner Trust, Ser 2021-1, Cl D
2.310%, 10/17/2033(E)	510	472

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing III LLC, Ser 2022-1A, Cl C
2.630%, 06/25/2026(E)	$600	$577
LAD Auto Receivables Trust, Ser 2021-1A, Cl A
1.300%, 08/17/2026(E)	29	29
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027(E)	229	228
Lendbuzz Securitization Trust, Ser 2023-1A, Cl A2
6.920%, 08/15/2028(E)	909	916
Lendbuzz Securitization Trust, Ser 2023-2A, Cl A2
7.090%, 10/16/2028(E)	436	439
Research-Driven Pagaya Motor Asset Trust VII, Ser 2022-3A, Cl A
5.380%, 11/25/2030(E)	308	307
Santander Bank Auto Credit-Linked Notes, Ser 2022-A, Cl B
5.281%, 05/15/2032(E)	198	197
Santander Bank Auto Credit-Linked Notes, Ser 2022-B, Cl B
5.721%, 08/16/2032(E)	161	161
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032(E)	230	231
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl B
5.610%, 07/17/2028	545	545
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl A
6.480%, 08/17/2026(E)	138	138
Tricolor Auto Securitization Trust, Ser 2024-2A, Cl A
6.360%, 12/15/2027(E)	457	457
United Auto Credit Securitization Trust, Ser 2024-1, Cl A
6.170%, 08/10/2026(E)	160	160
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl A2A
5.510%, 06/15/2026(E)	346	346
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A2A
5.870%, 07/15/2026(E)	368	368
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	286	286
		11,521

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Credit Cards — 0.1%

Brex Commercial Charge Card Master Trust, Ser 2024-1, Cl A1
6.050%, 07/15/2027(E)	$650	$648

Other Asset-Backed Securities — 2.9%

AB Issuer LLC, Ser 2021-1, Cl A2
3.734%, 07/30/2051(E)	708	621
Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025(E)	4	4
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026(E)	26	26
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027(E)	18	17
Affirm Asset Securitization Trust, Ser 2024-X1, Cl A
6.270%, 05/15/2029(E)	605	605
AGL CLO 10, Ser 2021-10A, Cl A
6.720%, TSFR3M + 1.392%, 04/15/2034(C)(E)	1,100	1,099
AGL CLO 12, Ser 2021-12A, Cl A1
6.746%, TSFR3M + 1.422%, 07/20/2034(C)(E)	837	838
Amur Equipment Finance Receivables XI LLC, Ser 2022-2A, Cl A2
5.300%, 06/21/2028(E)	178	177
Apidos CLO XXXV, Ser 2021-35A, Cl A
6.636%, TSFR3M + 1.312%, 04/20/2034(C)(E)	853	856
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl B
2.080%, 02/15/2027(E)	170	168
Balboa Bay Loan Funding, Ser 2021-1A, Cl A
6.786%, TSFR3M + 1.462%, 07/20/2034(C)(E)	521	521
Ballyrock CLO 15, Ser 2021-1A, Cl C
8.690%, TSFR3M + 3.362%, 04/15/2034(C)(E)	500	498
Ballyrock CLO 16, Ser 2021-16A, Cl A1
6.716%, TSFR3M + 1.392%, 07/20/2034(C)(E)	1,054	1,058
Bellemeade Re, Ser 2022-2, Cl M1A
9.324%, SOFR30A + 4.000%, 09/27/2032(C)(E)	856	880
Bellemeade Re, Ser 2023-1, Cl M1A
7.524%, SOFR30A + 2.200%, 10/25/2033(C)(E)	678	684
Cajun Global LLC, Ser 2021-1, Cl A2
3.931%, 11/20/2051(E)	161	146

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
College Ave Student Loans LLC, Ser 2021-C, Cl B
2.720%, 07/26/2055(E)	$178	$154
Dext ABS LLC, Ser 2023-1, Cl A2
5.990%, 03/15/2032(E)	873	870
Diamond Issuer, Ser 2021-1A, Cl A
2.305%, 11/20/2051(E)	768	687
Eagle RE, Ser 2023-1, Cl M1A
7.324%, SOFR30A + 2.000%, 09/26/2033(C)(E)	670	672
Elmwood CLO 15, Ser 2022-2A, Cl A1
6.665%, TSFR3M + 1.340%, 04/22/2035(C)(E)	1,290	1,294
Flatiron CLO 21, Ser 2021-1A, Cl D
8.488%, TSFR3M + 3.162%, 07/19/2034(C)(E)	540	540
GCI Funding I LLC, Ser 2021-1, Cl A
2.380%, 06/18/2046(E)	226	199
Goldentree Loan Management US CLO 7, Ser 2021-7A, Cl AR
6.656%, TSFR3M + 1.332%, 04/20/2034(C)(E)	553	554
Hardee's Funding LLC, Ser 2018-1A, Cl A23
5.710%, 06/20/2048(E)	365	345
Hardee's Funding LLC, Ser 2020-1A, Cl A2
3.981%, 12/20/2050(E)	257	231
Kings Park CLO, Ser 2021-1A, Cl A
6.716%, TSFR3M + 1.392%, 01/21/2035(C)(E)	706	707
Marlette Funding Trust, Ser 2023-3A, Cl B
6.710%, 09/15/2033(E)	1,350	1,357
Marlette Funding Trust, Ser 2024-1A, Cl A
5.950%, 07/17/2034(E)	385	385
MVW LLC, Ser 2021-2A, Cl B
1.830%, 05/20/2039(E)	186	172
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062(E)	145	133
Neuberger Berman Loan Advisers CLO 43, Ser 2021-43A, Cl A
6.709%, TSFR3M + 1.392%, 07/17/2035(C)(E)	624	626
NMEF Funding LLC, Ser 2022-B, Cl A2
6.070%, 06/15/2029(E)	173	173
OCP CLO, Ser 2021-18A, Cl AR
6.676%, TSFR3M + 1.352%, 07/20/2032(C)(E)	722	723
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/2028(E)	575	547
Pagaya AI Debt Grantor Trust, Ser 2024-5, Cl A
6.278%, 10/15/2031(E)	600	600
Pagaya AI Debt Trust, Ser 2023-5, Cl A
7.179%, 04/15/2031(E)	390	391

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

May 31, 2024

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Pagaya AI Debt Trust, Ser 2024-3, Cl A
6.258%, 10/15/2031(E)	$646	$646
Rad CLO 14, Ser 2021-14A, Cl A
6.760%, TSFR3M + 1.432%, 01/15/2035(C)(E)	500	500
Regatta XIX Funding, Ser 2022-1A, Cl A1
6.645%, TSFR3M + 1.320%, 04/20/2035(C)(E)	691	693
Sixth Street CLO XX, Ser 2021-20A, Cl A1
6.746%, TSFR3M + 1.422%, 10/20/2034(C)(E)	1,354	1,354
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051(E)	303	275
Upstart Securitization Trust, Ser 2021-3, Cl B
1.660%, 07/20/2031(E)	19	19
Voya CLO, Ser 2019-1A, Cl DR
8.440%, TSFR3M + 3.112%, 04/15/2031(C)(E)	265	264
		23,309

Total Asset-Backed Securities
(Cost $35,858) ($ Thousands)		35,478

MORTGAGE-BACKED SECURITIES — 3.6%
Agency Mortgage-Backed Obligations — 0.3%
FHLMC CMO, Ser 2016-4585, Cl DS, IO
0.562%, 05/15/2046(C)	575	53
FHLMC CMO, Ser 2017-4693, Cl SL, IO
0.712%, 06/15/2047(C)	853	102
FHLMC CMO, Ser 2017-4719, Cl JS, IO
0.712%, 09/15/2047(C)	632	63
FHLMC CMO, Ser 2020-4954, Cl SL, IO
0.612%, 02/25/2050(C)	906	86
FHLMC CMO, Ser 2020-4981, Cl HS, IO
0.662%, 06/25/2050(C)	1,766	141
FNMA
3.000%, 02/01/2052	1,984	1,689
FNMA CMO, Ser 2014-78, Cl SE, IO
0.662%, 12/25/2044(C)	633	59
FNMA CMO, Ser 2016-77, Cl DS, IO
0.562%, 10/25/2046(C)	600	56
FNMA CMO, Ser 2017-62, Cl AS, IO
0.712%, 08/25/2047(C)	730	74

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2017-122, Cl SA, IO
0.765%, 08/20/2047(C)	$572	$63

		2,386
Non-Agency Mortgage-Backed Obligations — 3.3%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	32	22
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/25/2036	189	99
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	73	49
AREIT Trust, Ser 2022-CRE6, Cl A
6.573%, SOFR30A + 1.250%, 01/20/2037(C)(E)	1,161	1,153
BAMLL Commercial Mortgage Securities Trust, Ser 2013-WBRK, Cl D
3.534%, 03/10/2037(C)(E)	395	319
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AF
6.364%, TSFR1M + 1.047%, 11/15/2033(C)(E)	1,535	1,530
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
7.572%, TSFR1M + 2.254%, 10/15/2037(C)(E)	710	706
BFLD Trust, Ser 2021-FPM, Cl A
7.032%, TSFR1M + 1.714%, 06/15/2038(C)(E)	1,065	1,065
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
7.513%, TSFR1M + 2.196%, 04/15/2034(C)(E)	610	595
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl D
7.263%, TSFR1M + 1.946%, 04/15/2034(C)(E)	152	149
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	71	31
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	91	40
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	48	20
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.792%, 07/10/2046(C)(E)	518	476
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
6.974%, SOFR30A + 1.650%, 12/25/2041(C)(E)	304	306

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
7.224%, SOFR30A + 1.900%, 12/25/2041(C)(E)	$1,008	$1,019
Connecticut Avenue Securities Trust, Ser 2022-R02, Cl 2M1
6.524%, SOFR30A + 1.200%, 01/25/2042(C)(E)	317	317
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M2
8.824%, SOFR30A + 3.500%, 03/25/2042(C)(E)	744	783
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M2
8.424%, SOFR30A + 3.100%, 03/25/2042(C)(E)	185	192
Connecticut Avenue Securities Trust, Ser 2023-R02, Cl 1M1
7.624%, SOFR30A + 2.300%, 01/25/2043(C)(E)	1,193	1,223
Connecticut Avenue Securities Trust, Ser 2023-R03, Cl 2M1
7.824%, SOFR30A + 2.500%, 04/25/2043(C)(E)	994	1,011
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1
7.624%, SOFR30A + 2.300%, 05/25/2043(C)(E)	814	836
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1
7.224%, SOFR30A + 1.900%, 06/25/2043(C)(E)	900	911
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
5.819%, TSFR1M + 0.494%, 12/25/2036(C)	133	42
FHLMC Multifamily Structured Credit Risk, Ser 2021-MN1, Cl M1
7.324%, SOFR30A + 2.000%, 01/25/2051(C)(E)	53	52
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
6.974%, SOFR30A + 1.650%, 01/25/2034(C)(E)	143	144
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
6.824%, SOFR30A + 1.500%, 10/25/2041(C)(E)	976	981
FHLMC STACR REMIC Trust, Ser 2021-DNA7, Cl M2
7.124%, SOFR30A + 1.800%, 11/25/2041(C)(E)	953	961

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M2
7.674%, SOFR30A + 2.350%, 12/25/2041(C)(E)	$635	$642
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M1
6.274%, SOFR30A + 0.950%, 12/25/2041(C)(E)	974	972
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1B
7.174%, SOFR30A + 1.850%, 01/25/2042(C)(E)	533	539
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1A
6.324%, SOFR30A + 1.000%, 01/25/2042(C)(E)	308	308
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
6.624%, SOFR30A + 1.300%, 02/25/2042(C)(E)	368	368
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
7.524%, SOFR30A + 2.200%, 05/25/2042(C)(E)	369	376
FHLMC STACR REMIC Trust, Ser 2022-DNA5, Cl M1A
8.274%, SOFR30A + 2.950%, 06/25/2042(C)(E)	455	469
FHLMC STACR REMIC Trust, Ser 2022-DNA7, Cl M1A
7.824%, SOFR30A + 2.500%, 03/25/2052(C)(E)	671	682
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1A
7.424%, SOFR30A + 2.100%, 03/25/2043(C)(E)	470	480
FHLMC STACR REMIC Trust, Ser 2023-DNA2, Cl M1A
7.424%, SOFR30A + 2.100%, 04/25/2043(C)(E)	277	283
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1A
7.324%, SOFR30A + 2.000%, 05/25/2043(C)(E)	837	848
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1B
8.824%, SOFR30A + 3.500%, 05/25/2043(C)(E)	1,327	1,406
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
11.138%, SOFR30A + 5.814%, 04/25/2028(C)	55	58

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

May 31, 2024

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2021-R02, Cl 2M2
7.324%, SOFR30A + 2.000%, 11/25/2041(C)(E)	$429	$433
GS Mortgage Securities Trust, Ser 2011-GC5, Cl D
5.151%, 08/10/2044(C)(E)	12	6
GS Mortgage Securities Trust, Ser 2021-1, Cl A2
2.435%, 08/17/2026	657	626
GS Mortgage Securities Trust, Ser 2021-1, Cl AS
2.638%, 08/17/2026	23	21
GS Mortgage Securities Trust, Ser 2021-1, Cl A1
1.433%, 08/17/2026	245	234
HFX, Ser 2017-1A, Cl A3
3.622%, 03/15/2035	800	788
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
5.939%, TSFR1M + 0.614%, 03/25/2035(C)	20	15
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.711%, 09/15/2047(C)	8,016	–
JPMorgan Chase, Ser 2019-CL1, Cl M3
7.539%, TSFR1M + 2.214%, 04/25/2047(C)(E)	90	91
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039(C)	84	32
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(E)	109	110
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
6.896%, TSFR1M + 1.579%, 07/15/2036(C)(E)	294	273
Neighborly Issuer LLC, Ser 2023-1A, Cl A2
7.308%, 01/30/2053(E)	776	782
PMT Credit Risk Transfer Trust, Ser 2019-2R, Cl A
9.193%, TSFR1M + 3.864%, 05/30/2025(C)(E)	214	214
PMT Credit Risk Transfer Trust, Ser 2019-3R, Cl A
9.139%, SOFR30A + 3.814%, 11/27/2031(C)(E)	30	30
PMT Credit Risk Transfer Trust, Ser 2020-1R, Cl A
8.789%, SOFR30A + 3.464%, 02/25/2025(C)(E)	97	96

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.391%, 11/15/2049(C)	$620	$563
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
10.938%, SOFR30A + 5.614%, 11/25/2025(C)(E)	23	24
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
10.688%, SOFR30A + 5.364%, 11/25/2025(C)(E)	93	96

		26,897
Total Mortgage-Backed Securities
(Cost $30,661) ($ Thousands)		29,283

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.4%
FFCB^
5.520%, SOFRRATE + 0.170%, 01/23/2025(C)	1,900	1,901
FHLB^
5.510%, SOFRRATE + 0.160%, 07/10/2025(C)	900	901
5.490%, SOFRRATE + 0.140%, 04/21/2025(C)	1,100	1,101
5.360%, SOFRRATE + 0.010%, 11/25/2024(C)	800	800
FHLMC^
5.150%, 01/27/2026	1,100	1,097
4.200%, 08/28/2025	700	692
0.375%, 07/21/2025	700	664
FNMA^
5.060%, 02/07/2025	600	599
3.875%, 08/28/2024	700	697
0.625%, 04/22/2025	1,300	1,248
0.500%, 06/17/2025	1,500	1,430

Total U.S. Government Agency Obligations
(Cost $11,298) ($ Thousands)		11,130

SOVEREIGN DEBT — 0.2%

Colombia Government International Bond
3.125%, 04/15/2031	213	167
Dominican Republic International Bond
4.875%, 09/23/2032(E)	881	788

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Magyar Export-Import Bank Zrt
6.125%, 12/04/2027(E)	$831	$833

Total Sovereign Debt
(Cost $1,848) ($ Thousands)		1,788

	Number of Rights
RIGHTS — 0.0%
Novartis AG CVR *‡‡	972	–
Abiomed Inc CVR *‡‡	366	–
Mirati Therapeutics CVR *‡‡	600	–
Total Rights
(Cost $—) ($ Thousands)		–

Total Investments in Securities — 109.7%
(Cost $779,784) ($ Thousands)		$883,306

	Shares
COMMON STOCK SOLD SHORT— (13.9)%
Communication Services — (0.6)%
Cable One Inc	(94)	(36)
Charter Communications Inc, Cl A *	(1,528)	(439)
Comcast Corp, Cl A	(60,295)	(2,414)
EchoStar Corp, Cl A *	(2,642)	(51)
Fox Corp	(6,260)	(210)
Interpublic Group of Cos Inc/The	(6,311)	(198)
Liberty Broadband Corp, Cl C *	(1,579)	(85)
Liberty Media Corp-Liberty SiriusXM *	(2,335)	(53)
Liberty Media Corp-Liberty SiriusXM, Cl A *	(1,117)	(25)
New York Times Co/The, Cl A	(2,286)	(117)
News Corp	(2,338)	(65)
News Corp, Cl A	(4,802)	(131)
Nexstar Media Group Inc, Cl A	(502)	(83)
Omnicom Group Inc	(3,338)	(310)
Paramount Global, Cl B	(7,773)	(93)
Scholastic Corp	(670)	(24)
TEGNA Inc	(3,498)	(52)
Trade Desk Inc/The, Cl A *	(6,587)	(611)

		(4,997)

Consumer Discretionary — (9.0)%
Abercrombie & Fitch Co, Cl A *	(619)	(107)
Academy Sports & Outdoors Inc	(752)	(43)
Acushnet Holdings Corp	(759)	(50)
Adient PLC *	(6,109)	(173)
ADT Inc	(5,888)	(42)
Adtalem Global Education Inc *	(893)	(58)
Advance Auto Parts Inc	(776)	(55)
Airbnb Inc, Cl A *	(6,544)	(948)
Amazon.com Inc *	(33,823)	(5,968)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
American Axle & Manufacturing Holdings Inc *	(7,572)	$(58)
American Eagle Outfitters Inc	(2,376)	(52)
Aptiv PLC *	(16,517)	(1,375)
Aramark	(3,720)	(120)
Asbury Automotive Group Inc *	(190)	(45)
AutoNation Inc *	(377)	(64)
AutoZone Inc *	(193)	(535)
Bath & Body Works Inc	(2,403)	(125)
Beazer Homes USA Inc *	(555)	(16)
Best Buy Co Inc	(2,191)	(186)
Birkenstock Holding Plc *	(602)	(34)
Bloomin' Brands Inc	(1,131)	(25)
Booking Holdings Inc	(560)	(2,115)
Boot Barn Holdings Inc *	(370)	(44)
BorgWarner Inc	(14,572)	(520)
Boyd Gaming Corp	(1,776)	(95)
Bright Horizons Family Solutions Inc *	(812)	(85)
Brinker International Inc *	(893)	(63)
Brunswick Corp/DE	(2,185)	(180)
Burlington Stores Inc *	(649)	(156)
Caesars Entertainment Inc *	(3,163)	(112)
Capri Holdings Ltd *	(3,509)	(121)
CarMax Inc *	(1,619)	(114)
Carnival Corp, Cl A *	(15,058)	(227)
Carter's Inc	(1,261)	(86)
Carvana Co, Cl A *	(1,033)	(103)
Cava Group Inc *	(773)	(72)
Cavco Industries Inc *	(299)	(107)
Century Communities Inc	(760)	(64)
Cheesecake Factory Inc/The	(1,043)	(40)
Chegg Inc *	(2,797)	(11)
Chipotle Mexican Grill Inc, Cl A *	(434)	(1,358)
Choice Hotels International Inc	(646)	(73)
Churchill Downs Inc	(1,171)	(152)
Columbia Sportswear Co	(1,402)	(120)
Coupang Inc, Cl A *	(11,939)	(272)
Coursera Inc *	(1,987)	(15)
Cracker Barrel Old Country Store Inc	(645)	(31)
Crocs Inc *	(2,116)	(329)
Dana Inc	(7,732)	(109)
Darden Restaurants Inc	(1,874)	(282)
Dave & Buster's Entertainment Inc *	(472)	(24)
Deckers Outdoor Corp *	(856)	(936)
Dick's Sporting Goods Inc	(677)	(154)
Domino's Pizza Inc	(570)	(290)
DoorDash Inc, Cl A *	(4,968)	(547)
Dorman Products Inc *	(1,724)	(159)
DR Horton Inc	(10,222)	(1,511)
DraftKings Inc, Cl A *	(6,352)	(223)
Dream Finders Homes Inc, Cl A *	(1,365)	(39)
Duolingo Inc, Cl A *	(451)	(86)
eBay Inc	(5,740)	(311)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

May 31, 2024

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Ethan Allen Interiors Inc	(929)	$(27)
Etsy Inc *	(1,169)	(74)
Expedia Group Inc *	(2,095)	(236)
Figs Inc, Cl A *	(3,720)	(20)
Five Below Inc *	(567)	(78)
Floor & Decor Holdings Inc, Cl A *	(1,028)	(120)
Foot Locker Inc	(1,312)	(36)
Ford Motor Co	(240,022)	(2,911)
Fox Factory Holding Corp *	(2,270)	(106)
Frontdoor Inc *	(1,442)	(51)
GameStop Corp, Cl A *	(3,738)	(87)
Gap Inc/The	(2,684)	(78)
Garmin Ltd	(5,268)	(863)
General Motors Co	(71,188)	(3,203)
Gentex Corp	(14,978)	(524)
Gentherm Inc *	(2,032)	(110)
Genuine Parts Co	(1,434)	(207)
G-III Apparel Group Ltd *	(753)	(23)
Goodyear Tire & Rubber Co/The *	(17,660)	(217)
Graham Holdings Co, Cl B	(106)	(80)
Grand Canyon Education Inc *	(522)	(74)
Green Brick Partners Inc *	(719)	(39)
Group 1 Automotive Inc	(212)	(66)
H&R Block Inc	(2,300)	(114)
Hanesbrands Inc *	(13,768)	(70)
Harley-Davidson Inc	(7,727)	(277)
Hasbro Inc	(4,475)	(268)
Helen of Troy Ltd *	(630)	(67)
Hilton Grand Vacations Inc *	(1,025)	(42)
Hilton Worldwide Holdings Inc	(4,137)	(830)
Home Depot Inc/The	(10,760)	(3,603)
Hovnanian Enterprises Inc, Cl A *	(243)	(35)
Hyatt Hotels Corp, Cl A	(723)	(107)
Installed Building Products Inc	(711)	(151)
International Game Technology PLC	(1,910)	(38)
Jack in the Box Inc	(358)	(20)
KB Home	(2,004)	(141)
Kohl's Corp	(1,410)	(32)
Kontoor Brands Inc	(1,871)	(137)
Las Vegas Sands Corp	(5,502)	(248)
Laureate Education Inc, Cl A	(2,672)	(42)
La-Z-Boy Inc	(1,808)	(68)
LCI Industries	(1,621)	(178)
Lear Corp	(3,700)	(464)
Leggett & Platt Inc	(4,111)	(48)
Lennar Corp, Cl A	(8,185)	(1,312)
Lennar Corp, Cl B	(374)	(55)
LGI Homes Inc *	(793)	(76)
Light & Wonder Inc, Cl A *	(1,485)	(142)
Lithia Motors Inc, Cl A	(273)	(69)
LKQ Corp	(2,854)	(123)
Lowe's Cos Inc	(6,299)	(1,394)
Lucid Group Inc *	(36,150)	(103)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Lululemon Athletica Inc *	(3,725)	$(1,162)
Luminar Technologies Inc, Cl A *	(19,027)	(31)
M/I Homes Inc *	(879)	(110)
Macy's Inc	(2,706)	(53)
Malibu Boats Inc, Cl A *	(818)	(31)
Marriott International Inc/MD, Cl A	(3,923)	(907)
Marriott Vacations Worldwide Corp	(690)	(62)
Mattel Inc *	(12,353)	(220)
McDonald's Corp	(11,898)	(3,080)
Meritage Homes Corp	(1,236)	(218)
MGM Resorts International *	(4,403)	(177)
Modine Manufacturing Co *	(3,185)	(321)
Mohawk Industries Inc *	(1,632)	(199)
Murphy USA Inc	(176)	(77)
National Vision Holdings Inc *	(1,340)	(20)
Newell Brands Inc	(14,098)	(109)
NIKE Inc, Cl B	(39,441)	(3,749)
Nordstrom Inc	(1,974)	(44)
Norwegian Cruise Line Holdings Ltd *	(6,660)	(111)
NVR Inc *	(103)	(791)
Ollie's Bargain Outlet Holdings Inc *	(618)	(51)
O'Reilly Automotive Inc *	(667)	(643)
Oxford Industries Inc	(494)	(55)
Papa John's International Inc	(547)	(25)
Patrick Industries Inc	(1,383)	(158)
Peloton Interactive Inc, Cl A *	(10,473)	(38)
Penn Entertainment Inc *	(2,204)	(39)
Penske Automotive Group Inc	(239)	(36)
Perdoceo Education Corp	(2,060)	(46)
Phinia Inc	(2,637)	(118)
Planet Fitness Inc, Cl A *	(1,551)	(99)
Polaris Inc	(1,834)	(153)
Pool Corp	(411)	(149)
PulteGroup Inc	(7,370)	(865)
PVH Corp	(1,837)	(220)
QuantumScape Corp, Cl A *	(17,599)	(104)
Ralph Lauren Corp, Cl A	(1,322)	(247)
Red Rock Resorts Inc, Cl A	(667)	(34)
RH *	(210)	(57)
Rivian Automotive Inc, Cl A *	(41,246)	(450)
Ross Stores Inc	(3,575)	(500)
Royal Caribbean Cruises Ltd *	(3,577)	(528)
Sabre Corp *	(7,233)	(23)
Service Corp International/US	(2,247)	(161)
Shake Shack Inc, Cl A *	(703)	(67)
Signet Jewelers Ltd	(665)	(73)
Six Flags Entertainment Corp *	(1,337)	(34)
Skechers USA Inc, Cl A *	(4,526)	(323)
Skyline Champion Corp *	(1,646)	(115)
Smith & Wesson Brands Inc	(2,267)	(38)
Sonos Inc *	(3,264)	(52)
Standard Motor Products Inc	(1,277)	(39)
Starbucks Corp	(17,284)	(1,387)

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Steven Madden Ltd	(2,471)	$(110)
Stoneridge Inc *	(1,344)	(21)
Strategic Education Inc	(223)	(25)
Stride Inc *	(781)	(54)
Sturm Ruger & Co Inc	(893)	(40)
Sweetgreen Inc, Cl A *	(1,562)	(48)
Tapestry Inc	(7,929)	(345)
Taylor Morrison Home Corp, Cl A *	(3,391)	(196)
Tempur Sealy International Inc	(5,741)	(295)
Tesla Inc *	(32,295)	(5,751)
Texas Roadhouse Inc, Cl A	(1,121)	(194)
Thor Industries Inc	(3,124)	(310)
TJX Cos Inc/The	(12,697)	(1,309)
Toll Brothers Inc	(3,597)	(438)
TopBuild Corp *	(1,060)	(443)
Topgolf Callaway Brands Corp *	(5,695)	(89)
Tractor Supply Co	(1,165)	(332)
Travel + Leisure Co	(967)	(42)
Tri Pointe Homes Inc *	(3,123)	(121)
Ulta Beauty Inc *	(504)	(199)
Under Armour Inc, Cl A *	(8,105)	(58)
Under Armour Inc, Cl C *	(7,914)	(55)
United Parks & Resorts Inc *	(881)	(46)
Urban Outfitters Inc *	(315)	(13)
Vail Resorts Inc	(678)	(128)
Valvoline Inc *	(1,930)	(78)
VF Corp	(12,754)	(169)
Vista Outdoor Inc *	(2,414)	(84)
Visteon Corp *	(1,770)	(197)
Vizio Holding Corp, Cl A *	(3,540)	(38)
Wayfair Inc, Cl A *	(1,001)	(60)
Wendy's Co/The	(3,799)	(66)
Whirlpool Corp	(1,923)	(179)
Williams-Sonoma Inc	(730)	(214)
Wingstop Inc	(486)	(179)
Winnebago Industries Inc	(1,691)	(105)
Wolverine World Wide Inc	(2,562)	(35)
Worthington Enterprises Inc	(948)	(54)
Wyndham Hotels & Resorts Inc	(1,613)	(114)
Wynn Resorts Ltd	(1,499)	(142)
XPEL Inc *	(1,360)	(52)
YETI Holdings Inc *	(2,870)	(117)
Yum! Brands Inc	(4,463)	(613)

		(72,456)

Information Technology — (2.7)%
Advanced Micro Devices Inc *	(3,973)	(663)
Amphenol Corp, Cl A	(1,650)	(218)
Analog Devices Inc	(1,234)	(289)
Apple Inc	(34,637)	(6,659)
Applied Materials Inc	(2,081)	(448)
Arista Networks Inc *	(622)	(185)
Arrow Electronics Inc *	(383)	(50)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Avnet Inc	(740)	$(40)
Broadcom Inc	(1,092)	(1,451)
CDW Corp/DE	(435)	(97)
Ciena Corp *	(329)	(16)
Cisco Systems Inc	(10,716)	(498)
Cognex Corp	(1,064)	(48)
Corning Inc	(2,463)	(92)
Enphase Energy Inc *	(395)	(51)
Entegris Inc	(535)	(68)
F5 Inc *	(334)	(56)
First Solar Inc *	(284)	(77)
GLOBALFOUNDRIES Inc *	(614)	(30)
Hewlett Packard Enterprise Co	(5,058)	(89)
HP Inc	(2,874)	(105)
Intel Corp	(10,460)	(323)
Jabil Inc	(447)	(53)
Juniper Networks Inc	(475)	(17)
Keysight Technologies Inc *	(533)	(74)
KLA Corp	(338)	(257)
Lam Research Corp	(327)	(305)
Lattice Semiconductor Corp *	(630)	(47)
Littelfuse Inc	(120)	(31)
Marvell Technology Inc	(1,997)	(137)
Microchip Technology Inc	(1,753)	(170)
Micron Technology Inc	(2,709)	(339)
MKS Instruments Inc	(315)	(40)
Monolithic Power Systems Inc	(106)	(78)
Motorola Solutions Inc	(442)	(161)
NetApp Inc	(862)	(104)
Novanta Inc *	(223)	(36)
NVIDIA Corp	(5,992)	(6,569)
ON Semiconductor Corp *	(1,025)	(75)
Onto Innovation Inc *	(206)	(45)
Pure Storage Inc, Cl A *	(588)	(36)
Qorvo Inc *	(220)	(22)
QUALCOMM Inc	(2,810)	(573)
Rambus Inc *	(517)	(29)
Skyworks Solutions Inc	(755)	(70)
Super Micro Computer Inc *	(120)	(94)
Teledyne Technologies Inc *	(220)	(87)
Teradyne Inc	(447)	(63)
Texas Instruments Inc	(2,416)	(471)
Trimble Inc *	(661)	(37)
Universal Display Corp	(206)	(36)
Western Digital Corp *	(626)	(47)
Zebra Technologies Corp, Cl A *	(165)	(52)

		(21,708)

Materials — (1.6)%
Air Products and Chemicals Inc	(1,956)	(522)
Albemarle Corp	(955)	(117)
Alcoa Corp	(1,354)	(60)
Alpha Metallurgical Resources Inc	(129)	(41)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

May 31, 2024

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Amcor PLC	(15,919)	$(162)
AptarGroup Inc	(740)	(109)
Arcadium Lithium PLC *	(11,463)	(51)
Arch Resources Inc	(295)	(51)
Ashland Inc	(661)	(66)
ATI Inc *	(955)	(59)
Avery Dennison Corp	(759)	(173)
Avient Corp	(945)	(42)
Axalta Coating Systems Ltd *	(2,492)	(89)
Balchem Corp	(334)	(51)
Ball Corp	(3,040)	(211)
Berry Global Group Inc	(1,597)	(96)
Cabot Corp	(670)	(68)
Carpenter Technology Corp	(358)	(40)
Celanese Corp, Cl A	(895)	(136)
CF Industries Holdings Inc	(1,787)	(142)
Chemours Co/The	(2,025)	(50)
Cleveland-Cliffs Inc *	(5,769)	(100)
Commercial Metals Co	(1,065)	(60)
Constellium SE, Cl A *	(2,628)	(57)
Corteva Inc	(6,596)	(369)
Crown Holdings Inc	(1,082)	(91)
Dow Inc	(6,608)	(381)
DuPont de Nemours Inc	(4,303)	(353)
Eagle Materials Inc	(326)	(76)
Eastman Chemical Co	(1,292)	(131)
Ecolab Inc	(2,263)	(525)
Element Solutions Inc	(2,651)	(64)
FMC Corp	(1,389)	(85)
Freeport-McMoRan Inc, Cl B	(12,978)	(684)
Graphic Packaging Holding Co	(3,164)	(90)
HB Fuller Co	(554)	(44)
Hecla Mining Co	(7,022)	(41)
Huntsman Corp	(2,090)	(52)
Innospec Inc	(499)	(65)
International Flavors & Fragrances Inc	(2,271)	(218)
International Paper Co	(3,194)	(144)
Knife River Corp *	(517)	(36)
Linde PLC	(4,675)	(2,036)
Louisiana-Pacific Corp	(696)	(64)
LyondellBasell Industries NV, Cl A	(2,192)	(218)
Martin Marietta Materials Inc	(552)	(316)
Materion Corp	(223)	(25)
Minerals Technologies Inc	(230)	(20)
Mosaic Co/The	(3,912)	(121)
NewMarket Corp	(101)	(54)
Newmont Corp	(10,230)	(429)
Nucor Corp	(2,237)	(378)
O-I Glass Inc *	(2,154)	(27)
Olin Corp	(1,146)	(62)
Packaging Corp of America	(840)	(154)
PPG Industries Inc	(2,218)	(291)
Quaker Chemical Corp	(184)	(33)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Reliance Inc	(484)	$(146)
Royal Gold Inc	(849)	(109)
RPM International Inc	(1,147)	(129)
Scotts Miracle-Gro Co/The, Cl A	(547)	(38)
Sealed Air Corp	(1,614)	(63)
Sensient Technologies Corp	(512)	(40)
Sherwin-Williams Co/The	(2,186)	(664)
Silgan Holdings Inc	(1,227)	(58)
Sonoco Products Co	(1,159)	(71)
Southern Copper Corp	(917)	(109)
Steel Dynamics Inc	(1,417)	(190)
Summit Materials Inc, Cl A *	(741)	(29)
United States Steel Corp	(1,889)	(72)
Vulcan Materials Co	(1,189)	(304)
Warrior Met Coal Inc	(764)	(52)
Westlake Corp	(186)	(30)
Westrock Co	(2,529)	(136)

		(12,470)

Total Common Stock Sold Short
(Proceeds $112,185) ($ Thousands)		(111,631)

Total Investments Sold Short — (13.9)%
(Proceeds $112,185) ($ Thousands)		$(111,631)

SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at May 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Brent Crude^	30	Jan-2025	$2,444	$2,383	$(61)
Brent Crude^	15	Nov-2024	1,186	1,203	17
Brent Crude^	28	Sep-2024	2,223	2,264	41
Brent Crude^	15	Mar-2025	1,189	1,181	(8)
Brent Crude^	73	Sep-2024	6,222	5,904	(318)
Coffee C^	7	Mar-2025	518	574	56
Coffee C^	13	Dec-2024	976	1,072	96
Coffee C^	6	Sep-2024	447	497	50
Coffee C^	70	Jul-2024	5,453	5,837	384
Copper^	8	Mar-2025	927	930	3
Copper^	17	Dec-2024	1,792	1,968	176
Copper^	5	Jul-2024	569	575	6
Copper^	9	Sep-2024	892	1,037	145
Copper^	78	Sep-2024	9,324	8,991	(333)
Corn^	72	Dec-2024	1,702	1,682	(20)
Corn^	37	Sep-2024	878	840	(38)
Corn^	33	Jul-2024	758	737	(21)
Corn^	35	Mar-2025	873	839	(34)
Cotton No. 2^	6	Mar-2025	233	231	(2)
Cotton No. 2^	141	Jul-2024	5,789	5,368	(421)
Cotton No. 2^	19	Dec-2024	779	714	(65)
Feeder Cattle^	7	Aug-2024	926	897	(29)
Gasoline^	9	Jan-2025	818	789	(29)
Gasoline^	4	Nov-2024	365	359	(6)
Gasoline^	4	Sep-2024	377	397	20
Gasoline^	19	Jul-2024	2,036	1,929	(107)
Gold^	10	Feb-2025	2,431	2,415	(16)
Gold^	10	Aug-2024	2,118	2,346	228
Gold^	35	Aug-2024	8,392	8,211	(181)
Gold^	32	Dec-2024	6,983	7,653	670
KC HRW Wheat^	8	Mar-2025	287	301	14
KC HRW Wheat^	5	Jul-2024	147	177	30
KC HRW Wheat^	9	Sep-2024	274	326	52
KC HRW Wheat^	17	Dec-2024	529	631	102
Lean Hogs^	90	Jul-2024	3,577	3,497	(80)
Lean Hogs^	12	Feb-2025	387	386	(1)
Lean Hogs^	12	Oct-2024	406	398	(8)
Lean Hogs^	58	Dec-2024	1,797	1,775	(22)
Live Cattle^	15	Dec-2024	1,101	1,108	7
Live Cattle^	11	Aug-2024	759	785	26
Live Cattle^	7	Feb-2025	519	525	6
Live Cattle^	8	Oct-2024	591	579	(12)
LME Copper^	3	Jul-2024	768	749	(19)
LME Lead^	7	Jul-2024	386	393	7
LME Lead^	5	Jan-2025	281	289	8
LME Lead^	3	Nov-2024	168	173	5
LME Lead^	3	Sep-2024	166	171	5
LME Nickel^	4	Nov-2024	444	478	34
LME Nickel^	4	Sep-2024	401	474	73
LME Nickel^	1	Jul-2024	115	118	3
LME Nickel^	25	Jun-2024	2,870	2,929	59
LME Nickel^	8	Jan-2025	912	962	50
LME Primary Aluminum^	30	Sep-2024	2,045	1,999	(46)
LME Primary Aluminum^	11	Sep-2024	641	733	92
LME Primary Aluminum^	11	Nov-2024	652	741	89

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

May 31, 2024

Multi-Asset Real Return Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
LME Primary Aluminum^	6	Jul-2024	$347	$397	$50
LME Primary Aluminum^	21	Jan-2025	1,355	1,424	69
LME Zinc^	12	Jan-2025	858	899	41
LME Zinc^	9	Jul-2024	652	663	11
LME Zinc^	77	Sep-2024	5,598	5,732	134
LME Zinc^	6	Nov-2024	406	448	42
Low Sulphur Gasoil^	5	Nov-2024	391	370	(21)
Low Sulphur Gasoil^	6	Sep-2024	454	444	(10)
Low Sulphur Gasoil^	93	Jul-2024	7,020	6,830	(190)
Low Sulphur Gasoil^	11	Jan-2025	854	809	(45)
Natural Gas^	91	Jul-2024	2,247	2,354	107
Natural Gas^	168	Sep-2024	4,515	4,454	(61)
Natural Gas^	47	Sep-2024	1,246	1,246	–
Natural Gas^	53	Jul-2024	1,407	1,371	(36)
Natural Gas^	67	Jan-2025	2,527	2,564	37
Natural Gas^	41	Nov-2024	1,208	1,274	66
NY Harbor ULSD^	3	Nov-2024	319	307	(12)
NY Harbor ULSD^	3	Sep-2024	314	305	(9)
NY Harbor ULSD^	6	Jul-2024	631	601	(30)
NY Harbor ULSD^	6	Jan-2025	653	616	(37)
NYMEX Cocoa^	197	Sep-2024	11,242	16,915	5,673
Silver^	11	Dec-2024	1,512	1,717	205
Silver^	6	Sep-2024	714	923	209
Silver^	32	Jul-2024	4,440	4,871	431
Silver^	5	Mar-2025	734	791	57
Soybean^	74	Jul-2024	4,427	4,459	32
Soybean^	30	Nov-2024	1,772	1,777	5
Soybean^	18	Jul-2024	1,145	1,085	(60)
Soybean^	49	Nov-2024	3,000	2,902	(98)
Soybean^	29	Jan-2025	1,753	1,736	(17)
Soybean Meal^	31	Jan-2025	1,116	1,116	–
Soybean Meal^	27	Jul-2024	950	984	34
Soybean Meal^	30	Dec-2024	1,059	1,078	19
Soybean Meal^	39	Dec-2024	1,492	1,402	(90)
Soybean Meal^	58	Jul-2024	2,248	2,115	(133)
Soybean Oil^	116	Jul-2024	3,139	3,169	30
Soybean Oil^	35	Jan-2025	984	970	(14)
Soybean Oil^	35	Dec-2024	984	967	(17)
Soybean Oil^	24	Jul-2024	689	656	(33)
Sugar No. 11^	18	Oct-2024	449	369	(80)
Sugar No. 11^	19	Jul-2024	414	389	(25)
Sugar No. 11^	53	Mar-2025	1,234	1,102	(132)
U.S. 5-Year Treasury Note	381	Sep-2024	40,321	40,309	(12)
Wheat^	14	Sep-2024	444	489	45
Wheat^	102	Jul-2024	3,227	3,461	234
Wheat^	13	Mar-2025	466	481	15
Wheat^	27	Dec-2024	844	977	133
WTI Crude Oil^	15	Nov-2024	1,127	1,134	7
WTI Crude Oil^	15	Sep-2024	1,092	1,146	54
WTI Crude Oil^	126	Jul-2024	9,924	9,701	(223)
WTI Crude Oil^	31	Dec-2024	2,393	2,319	(74)
			228,180	235,138	6,958
Short Contracts
Feeder Cattle^	(24)	Aug-2024	$(3,031)	$(3,077)	$(46)
Gasoline^	(21)	Jul-2024	(2,207)	(2,132)	75
KC HRW Wheat^	(77)	Jul-2024	(2,581)	(2,729)	(148)
Live Cattle^	(9)	Aug-2024	(644)	(643)	1
Live Cattle^	(5)	Oct-2024	(364)	(362)	2
LME Lead^	(18)	Sep-2024	(1,000)	(1,027)	(27)

SEI Institutional Investments Trust

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
MSCI EAFE Index	(108)	Jun-2024	$(12,675)	$(12,799)	$(124)
NY Harbor ULSD^	(23)	Jul-2024	(2,493)	(2,303)	190
NYMEX Cocoa^	(169)	Jul-2024	(17,468)	(15,770)	1,698
Palladium^	(18)	Sep-2024	(1,747)	(1,644)	103
Platinum^	(12)	Jul-2024	(569)	(625)	(56)
S&P 500 Index E-MINI	(97)	Jun-2024	(25,308)	(25,683)	(375)
Sugar No. 11^	(102)	Jul-2024	(2,182)	(2,091)	91
U.S. 2-Year Treasury Note	(213)	Sep-2024	(43,380)	(43,389)	(9)
U.S. Ultra Long Treasury Bond	(10)	Sep-2024	(1,223)	(1,224)	(1)
Ultra 10-Year U.S. Treasury Note	(96)	Sep-2024	(10,786)	(10,755)	31
			(127,658)	(126,253)	1,405
			$100,522	$108,885	$8,363

A list of the open forward foreign currency contracts held by the Fund at May 31, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	06/12/24	USD	5	EUR	5	$—
Brown Brothers Harriman	06/12/24	EUR	1,446	USD	1,584	14
						$14

A list of the open OTC swap agreements held by the Fund at May 31, 2024, is as follows:

Credit Default Swaps - Sell Protection
Counterparty	Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Credit Suisse	CMBX.NA.BBB.6 Index	3.00%	Monthly	12/31/2049	$72	$(9)	$(4)	$(5)
Deutsche Bank	CMBX.NA.BBB.6 Index	3.00%	Monthly	12/31/2049	77	(10)	(8)	(2)
Deutsche Bank	CMBX.NA.BBB.6 Index	3.00%	Monthly	12/31/2049	13	(2)	(1)	(1)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	12/31/2049	252	(32)	(16)	(16)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	12/31/2049	97	(12)	(5)	(7)
Citigroup	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	13	(2)	(2)	—
Citigroup	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	9	(1)	(1)	—
Citigroup	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	2	—	—	—
Citigroup	CMBX.NA.BBB.6 Index	3.00%	Quarterly	05/11/2063	15	(2)	(2)	—
Citigroup	CMBX.NA.BBB.6 Index	3.00%	Quarterly	05/11/2063	12	(2)	(1)	(1)
Citigroup	CMBX.NA.BBB.6 Index	3.00%	Quarterly	05/11/2063	21	(3)	(2)	(1)
Citigroup	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	14	(2)	(2)	—
Citigroup	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	3	—	—	—
Citigroup	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	29	(4)	(3)	(1)
Citigroup	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	8	(1)	(1)	—
Citigroup	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	7	(1)	(1)	—
Credit Suisse	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	108	(14)	(14)	—
Credit Suisse	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	48	(6)	(5)	(1)
Credit Suisse	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	2	—	—	—
Deutsche Bank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	12	(1)	(1)	—
Deutsche Bank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	45	(6)	(5)	(1)
Deutsche Bank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	45	(6)	(5)	(1)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	74	(9)	(6)	(3)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	6	(1)	(1)	—
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	12	(1)	(1)	—
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Quarterly	05/11/2063	25	(3)	(2)	(1)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	129	(17)	(16)	(1)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	85	(11)	(8)	(3)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	7	(1)	(1)	—
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	9	(1)	(1)	—
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	12	(2)	(1)	(1)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

May 31, 2024

Multi-Asset Real Return Fund (Concluded)

Counterparty	Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	$12	$(2)	$(1)	$(1)
						$(164)	$(117)	$(47)

A list of the open centrally cleared swap agreements held by the Fund at May 31, 2024, is as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	$624	$36	$148	$(112)
Itraxx Australia Series 41	1.00%	Quarterly	06/20/2029	16,850	(259)	(265)	6
					$(223)	$(117)	$(106)

Credit Default Swap - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.IG.42	1.00%	Quarterly	06/20/2029	$16,850	$376	$358	$18

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.8315%	SOFR	Annually	04/21/2025	USD	2,040	$60	$53	$7
1.9795%	SOFR	Annually	06/09/2025	USD	1,240	39	34	5
2.4095%	SOFR	Annually	11/10/2035	USD	1,300	203	160	43
1.9550%	SOFR	Annually	08/04/2025	USD	1,833	66	57	9
1.1650%	SOFR	Annually	10/04/2026	USD	7,010	545	481	64
2.2275%	SOFR	Annually	04/04/2027	USD	3,640	226	190	36
1.9950%	SOFR	Annually	07/12/2027	USD	720	52	44	8
1.7600%	SOFR	Annually	06/04/2029	USD	5,145	579	491	88
1.2925%	SOFR	Annually	09/27/2029	USD	2,440	342	295	47
0.0275%	SOFR	Annually	06/05/2027	USD	15,050	1,893	1,716	177
1.4550%	SOFR	Annually	11/08/2026	USD	1,040	76	66	10
1.4725%	SOFR	Annually	11/09/2026	USD	1,230	90	78	12
1.3945%	SOFR	Annually	05/21/2031	USD	17,160	2,872	2,414	458
						$7,043	$6,079	$964

As of May 31, 2024, the open Reverse Repurchase Agreements held by the Fund are listed below:

Principal Amount ($ Thousands)	Counterparty	Rate	Value ($ Thousands)
$(12,375)	HSBC	5.40%	$(12,375)
(66,207)	HSBC	5.40%	(66,207)
(16,166)	HSBC	5.41%	(16,166)
			$(94,748)

Percentages are based on Net Assets of $805,347 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
^	Security, or a portion thereof, is held by the MARR Commodity Strategy Subsidiary, Ltd. as of May 31, 2024.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	Security, or a portion thereof, has been pledged as collateral on reverse repurchase agreements. The total market value of such securities as of May 31, 2024 was $97,116 ($ Thousands).

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Security, or portion thereof, has been pledged as collateral on securities sold short. The total market value of such securities as of May 31, 2024 was $55,174 ($ Thousands).
(E)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2024, the value of these securities amounted to $82,092 ($ Thousands), representing 10.2% of the Net Assets of the Fund.

(F)	Security is in default on interest payment.
(G)	Perpetual security with no stated maturity date.
(H)	Zero coupon security.
(I)	Security, or portion thereof, has been pledged as collateral on OTC swap contracts. The total market value of such securities as of May 31, 2024 was $213 ($ Thousands).
(J)	Security, or portion thereof, has been pledged as collateral on Futures contracts. The total market value of such securities as of May 31, 2024 was $8,043 ($ Thousands).

SEI Institutional Investments Trust

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	512,532	–	512,532
Common Stock	242,040	–	–	242,040
Corporate Obligations	–	51,055	–	51,055
Asset-Backed Securities	–	35,478	–	35,478
Mortgage-Backed Securities	–	29,283	–	29,283
U.S. Government Agency Obligations	–	11,130	–	11,130
Sovereign Debt	–	1,788	–	1,788
Rights	– ^	–	–	– ^
Total Investments in Securities	242,040	641,266	–	883,306
Securities Sold Short
Common Stock	(111,631)	–	–	(111,631)
Total Securities Sold Short	(111,631)	–	–	(111,631)

Other Financial Instruments		Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
	Futures Contracts*
	Unrealized Appreciation	12,485	–	–	12,485
	Unrealized Depreciation	(4,122)	–	–	(4,122)
	Forward Contracts*
	Unrealized Appreciation	–	14	–	14
	OTC Swaps
	Credit Default Swaps*
	Unrealized Depreciation	–	(47)	–	(47)
	Centrally Cleared Swaps
	Credit Default Swaps*
	Unrealized Appreciation	–	24	–	24
	Unrealized Depreciation	–	(112)	–	(112)
	Interest Rate Swaps*
	Unrealized Appreciation	–	964	–	964
	Reverse Repurchase Agreements	–	(94,748)	–	(94,748)
Total Other Financial Instruments		8,363	(93,905)	–	(85,542)

^	This category includes a security with a value of zero.
*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2024

Currency Abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
DOP — Dominican Peso
EGP — Egyptian Pound
EUR — Euro
GBP — British Pound
GHS — Ghanaian Cedi
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
KZT — Kazakhstani Tenge
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PLN — Polish Zloty
RON — Romanian Leu
RSD — Serbian Dinar
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TRY — Turkish Lira
TWD — Taiwan Dollar
UAH — Ukrainian Hryvnia
UGX — Ugandan Shilling
USD — U.S. Dollar
UYU — Uruguayan Peso
ZAR — South African Rand
ZMW — Zambian Zwacha

Portfolio Abbreviations
ADR — American Depositary Receipt
ARM — Adjustable Rate Mortgage
BPS — Basis Points
BUBOR — Budapest Interbank Offered Rate
CETIP — Central of Custody and Financial Settlement of Securities
Cl — Class
CLICP — Chile Indice de Camara Promedio Interbank Overnight Index
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
CNRR007 — 7-Day China Fixing Repo Rates
DAC — Designated Activity Company
ETF — Exchange-Traded Fund
EURIBOR — Euro London Interbank Offered Rate
FBIL — Financial Benchmarks India Pvt. Ltd.
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GDR — Global Depositary Receipt
GNMA — Government National Mortgage Association
IBR — Reference Bank Indicator
IO — Interest Only — face amount represents notional amount
JIBAR — Johannesburg Interbank Average Rate
JSC — Joint-Stock Company
LIBOR— London Interbank Offered Rate
LLLP — Limited Liability Limited Partnership
LP — Limited Partnership
MEXIBOR — Mexican Interbank Offered Rate
MIBOR — Mumbai Interbank Overnight Rate
MTN — Medium Term Note
MXN - TIIE — Mexican Interbank TIIE 28-Day
NVDR — Non-Voting Depository Receipt
OIS — Overnight Index Swap
OMO — Open Market Operation
OTC — Over The Counter
PIK — Payment-in-Kind
PJSC — Public Joint-Stock Company
PO — Principal Only
PRIBOR — Prague Interbank Offered Rate
QPSC — Qatari Joint-Stock Company
RB — Revenue Bond
REIT — Real Estate Investment Trust
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Custom SOFR Index
SONIA — Sterling Overnight Index Average
TBA — To Be Announced
TELBOR — Tel Aviv Interbank Offered Rate
THOR — Thai Overnight Repurchase Rate
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month
UMBS — Uniform Mortgage-Backed Securities
WIBOR— Warsaw Interbank Offered Rate

SEI Institutional Investments Trust

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STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

May 31, 2024

	Large Cap Fund		Large Cap Disciplined Equity Fund
Assets:
Investments, at value †	$780,765		$1,154,659
Affiliated investments, at value ††	19,736		29,005
Cash and cash equivalents	–		2
Cash pledged as collateral on futures contracts	436		319
Receivable for fund shares sold	584		7
Receivable for investment securities sold	2,068		3,120
Dividends and interest receivable	1,242		1,794
Foreign tax reclaim receivable	113		12
Receivable for variation margin on futures contracts	85		57
Swap contracts, at value ††††	–		3,763
Prepaid expenses	8		12
Total Assets	805,037		1,192,750
Liabilities:
Payable upon return on securities loaned	6		2
Payable for investment securities purchased	4,477		6,992
Payable for fund shares redeemed	1,313		29
Payable to custodian	–		–
Investment advisory fees payable	108		170
Custodian fees payable	8		14
Trustees fees payable	4		7
CCO fees payable	3		4
Accrued expense payable	29		44
Total Liabilities	5,948		7,262
Net Assets	$799,089		$1,185,488
† Cost of investments	$523,877		$842,917
†† Cost of affiliated investments	19,737		29,007
†††† Cost (Premiums received)	–		–
* Includes market value of securities on loan	–		–
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$504,113		$754,140
Total distributable earnings	294,976		431,348
Net Assets	$799,089		$1,185,488
Net Asset Value, Offering and Redemption Price Per Share — Class A	$15.37		$11.34
	($799,089,051 ÷ 51,976,104 shares	)	($1,185,488,203 ÷ 104,541,477 shares	)
Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Large Cap Index Fund		S&P 500 Index Fund		Extended Market Index Fund		Small Cap Fund		Small Cap II Fund		Small/Mid Cap Equity Fund		U.S. Equity Factor Allocation Fund

$1,796,014		$4,219,507		$1,133,728	*	$240,940		$240,551		$779,354		$1,456,051
31,590		50,967		27,870		6,092		5,984		18,647		10,111
–		–		5		–		–		–		3,143
1,472		2,643		1,565		267		130		223		472
–		606		163		57		–		14		27,075
40,180		54,868		–		675		15,261		8,450		–
2,251		5,364		785		217		316		865		1,502
1		12		1		1		1		4		16
279		471		211		30		15		38		86
–		–		–		–		–		–		–
17		43		12		2		3		8		12
1,871,804		4,334,481		1,164,340		248,281		262,261		807,603		1,498,468

–		–		–		–		3		–		–
–		–		4,195		544		659		3,503		22,248
29,204		15,958		3,279		52		14,467		910		3,079
3		–		–		–		–		–		–
16		37		29		86		91		265		–
19		50		42		3		3		9		33
10		24		6		1		1		4		8
6		14		4		1		1		3		5
143		520		66		9		11		31		52
29,401		16,603		7,621		696		15,236		4,725		25,425
$1,842,403		$4,317,878		$1,156,719		$247,585		$247,025		$802,878		$1,473,043
$367,336		$1,433,377		$753,370		$198,001		$188,593		$614,440		$1,119,699
31,413		50,967		27,239		6,091		5,988		18,646		10,111
–		–		–		–		–		–		–
–		–		121		–		–		–		–

$355,647		$1,045,845		$729,954		$209,618		$184,881		$624,257		$1,075,157
1,486,756		3,272,033		426,765		37,967		62,144		178,621		397,886
$1,842,403		$4,317,878		$1,156,719		$247,585		$247,025		$802,878		$1,473,043
$199.60		$22.25		$17.56		$13.27		$11.32		$10.28		$13.75
($1,842,403,441 ÷ 9,230,289 shares	)	($4,317,878,152 ÷ 194,033,577 shares	)	($1,156,718,806 ÷ 65,874,610 shares	)	($247,585,461 ÷ 18,661,535 shares	)	($247,024,776 ÷ 21,823,243 shares	)	($802,878,491 ÷ 78,133,229 shares	)	($1,473,043,064 ÷ 107,149,618 shares	)

SEI Institutional Investments Trust

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

May 31, 2024

	U.S. Managed Volatility Fund		Global Managed Volatility Fund
Assets:
Investments, at value †	$715,095		$1,982,316	*
Affiliated investments, at value ††	14,439		29,044
Repurchase agreements†	–		–
Cash and cash equivalents	–		7,985
Deposits from counterparty	–		–
Cash pledged as collateral on futures contracts	201		439
Cash pledged as collateral on centrally cleared swap contracts	–		–
Cash pledged as collateral for TBA commitments	–		–
Foreign currency, at value †††	815		3,055
Receivable for fund shares sold	145		462
Receivable for investment securities sold	2,894		13,390
Dividends and interest receivable	1,381		6,774
Receivable for variation margin on futures contracts	36		63
Foreign tax reclaim receivable	4		4,735
Unrealized gain on forward foreign currency contracts	–		622
Unrealized gain on foreign spot currency contracts	–		–
Swap contracts, at value ††††	–		–
Receivable for variation margin on swap contracts	–		–
Due from broker	–		348
Prepaid expenses	7		20
Total Assets	735,017		2,049,253
Liabilities:
Payable upon return on securities loaned	–		13,742
Payable for investment securities purchased	1,798		–
Payable for fund shares redeemed	401		9,311
Income distribution payable	–		–
Options and swaptions written, at value ^^	–		–
Payable to custodian	–		–
Payable for variation margin on swap contracts	–		–
Payable for variation margin on futures contracts	–		3
Unrealized loss on foreign currency spot contracts	–		4
Unrealized loss on forward foreign currency contracts	–		1,295
Investment advisory fees payable	112		381
Custodian fees payable	8		163
Trustees fees payable	4		11
CCO fees payable	2		7
Interest payable	–		–
Due to broker	–		–
Accrued expense payable	29		76
Accrued foreign capital gains tax on appreciated securities	–		–
Total Liabilities	2,354		24,993
Net Assets	$732,663		$2,024,260
† Cost of investments	$591,054		$1,838,517
†† Cost of affiliated investments	14,439		29,018
††† Cost of foreign currency	810		3,042
†††† Cost (Premiums received)	–		–
^^ Premiums received from written options and swaptions	–		–
* Includes market value of securities on loan	–		12,943
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$578,974		$1,795,968
Total distributable earnings (loss)	153,689		228,292
Net Assets	$732,663		$2,024,260
Net Asset Value, Offering and Redemption Price Per Share — Class A	$11.56		$11.60
	($732,662,699 ÷ 63,355,580 shares	)	($2,024,260,093 ÷ 174,445,678 shares	)
Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

World Equity Ex-US Fund		Screened World Equity Ex-US Fund		World Select Equity Fund		Emerging Markets Equity Fund		Opportunistic Income Fund		Core Fixed Income Fund	High Yield Bond Fund

$7,505,793	*	$152,705		$263,493		$879,324		$395,534		$7,535,106	$1,757,519
84,950		1,680		1,651		7,016		18,309		164,783	50,114
–		–		–		–		3,300		–	–
99,682		1,370		7,329		11,052		121		669	–
–		–		–		–		–		–	290
3,330		112		610		209		–		3,559	–
–		–		–		–		–		8,713	–
–		–		–		–		–		223	–
12,666		318		488		2,497		–		369	–
28,858		2		–		178		445		71,755	10,174
61,097		2,764		6,946		22,313		7,055		350,562	18,667
29,789		426		644		4,328		1,898		41,097	26,561
351		12		48		–		–		2,695	–
32,987		444		644		69		2		626	73
–		–		305		–		–		414	–
–		–		–		4		–		–	–
7,133		182		–		–		–		–	–
–		–		–		–		–		151	–
–		–		–		74		–		–	–
73		2		3		9		5		69	18
7,866,709		160,017		282,161		927,073		426,669		8,180,791	1,863,416

35,598		–		–		–		–		33	–
87,831		3,210		603		3,514		13,713		856,336	30,100
10,968		61		4,301		4,950		15,578		58,102	5,540
–		–		–		–		–		1,959	889
–		–		–		–		–		264	–
–		–		–		–		–		–	676
–		–		–		–		–		721	–
95		2		42		77		10		1,146	–
63		2		7		–		–		–	–
–		–		303		–		–		252	3
1,570		30		52		437		81		584	414
1,830		180		53		1,119		5		79	21
42		1		2		5		2		41	10
26		1		1		3		1		25	6
–		–		–		–		–		–	197
7,220		–		–		–		–		–	–
269		9		70		36		56		394	115
3,492		103		156		4,237		–		–	–
149,004		3,599		5,590		14,378		29,446		919,936	37,971
$7,717,705		$156,418		$276,571		$912,695		$397,223		$7,260,855	$1,825,445
$6,373,626		$139,272		$209,818		$782,161		$402,288		$7,938,454	$1,774,604
84,914		1,680		1,651		7,016		18,309		164,797	50,114
12,668		322		504		2,389		–		346	–
–		–		–		–		–		–	–
–		–		–		–		–		(529)	–
33,494		–		–		–		–		–	–

$6,693,285		$142,263		$211,416		$806,609		$434,780		$8,827,969	$2,473,739
1,024,420		14,155		65,155		106,086		(37,557)		(1,567,114)	(648,294)
$7,717,705		$156,418		$276,571		$912,695		$397,223		$7,260,855	$1,825,445
$12.45		$11.31		$12.31		$9.70		$8.03		$8.64	$7.02
($7,717,704,520 ÷ 619,759,248 shares	)	($156,417,828 ÷ 13,826,256 shares	)	($276,570,990 ÷ 22,467,711 shares	)	($912,695,323 ÷ 94,087,961 shares	)	($397,222,678 ÷ 49,444,553 shares	)	($7,260,855,151 ÷ 840,117,940 shares )	($1,825,445,089 ÷ 260,193,852 shares	)

SEI Institutional Investments Trust

STATEMENTS OF ASSETS AND LIABILITIES / CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

May 31, 2024

	Long Duration Fund		Long Duration Credit Fund
Assets:
Investments, at value †	$398,916		$3,122,629
Affiliated investments, at value ††	23,868		19,963
Repurchase agreements†	–		–
Cash and cash equivalents	14		444
Deposits from counterparty	–		–
Cash pledged as collateral on OTC swap contracts	–		–
Cash pledged as collateral on futures contracts	1,747		2,276
Cash pledged as collateral on forward foreign currency contracts	–		–
Cash pledged as collateral on centrally cleared swap contracts	185		291
Foreign currency, at value †††	–		–
Receivable for fund shares sold	–		3,819
Receivable for investment securities sold	45,508		488
Dividends and interest receivable	4,510		38,466
Receivable for variation margin on futures contracts	289		822
Foreign tax reclaim receivable	23		734
Unrealized gain on forward foreign currency contracts	–		–
Unrealized gain on foreign spot currency contracts	–		–
Swap contracts, at value ††††	–		–
Receivable for variation margin on swap contracts	–		–
Prepaid expenses	6		29
Total Assets	475,066		3,189,961
Liabilities:
Payable for fund shares redeemed	79,897		24,068
Payable for investment securities purchased	11,981		5,653
Payable for variation margin on futures contracts	105		279
Payable for variation margin on swap contracts	12		18
Payable for securities sold short@	–		–
Income distribution payable	–		–
Swap contracts, at value ††††	–		–
Options and swaptions written, at value ^^	–		–
Reverse repurchase agreements	–		–
Payable to custodian	–		–
Unrealized loss on forward foreign currency contracts	–		–
Investment advisory fees payable	47		350
Custodian fees payable	7		34
Trustees fees payable	3		18
CCO fees payable	2		11
Interest payable	–		30
Accrued expense payable	37		145
Repurchase agreements payable	–		–
Total Liabilities	92,091		30,606
Net Assets	$382,975		$3,159,355
† Cost of investments	$442,465		$3,576,126
†† Cost of affiliated investments	23,868		19,963
††† Cost of foreign currency	–		–
†††† Cost (Premiums received)	–		–
^^ Premiums received from written options and swaptions	–		–
@Proceeds from securities sold short	–		–
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$572,335		$3,972,531
Total distributable earnings (loss)	(189,360)		(813,176)
Net Assets	$382,975		$3,159,355
Net Asset Value, Offering and Redemption Price Per Share — Class A	$5.87		$7.76
	($382,975,311 ÷ 65,219,195 shares	)	($3,159,354,876 ÷ 407,212,543 shares	)
Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Ultra Short Duration Bond Fund		Emerging Markets Debt Fund		Real Return Fund		Limited Duration Bond Fund		Intermediate Duration Credit Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund

$495,119		$1,557,456		$262,461		$2,358,929		$3,911,639		$1,298,408		$883,306
1,887		–		–		44,980		33,054		19,589		–
8,200		–		–		–		–		–		–
58		19,438		3,706		–		–		291,151		123,896
–		–		–		–		–		–		2,151
–		140		–		–		–		29,770		50
123		3,550		–		1,690		–		20,178		6,777
–		3,800		–		–		–		–		–
–		4,674		–		–		–		43,335		438
–		8,940		–		–		–		–		–
1,456		8,087		9,635		27,555		15,368		12,014		85
2		13,935		–		102,678		12		14,108		41,698
2,740		32,689		629		12,169		40,833		1,723		2,366
4		174		–		42		70		3,354		395
39		–		–		48		–		4		1
–		13,563		–		–		–		–		14
–		1,457		–		–		–		–		–
–		504		–		–		–		3,302		–
–		228		–		–		–		2,651		4
5		17		3		22		39		17		9
509,633		1,668,652		276,434		2,548,113		4,001,015		1,739,604		1,061,190

3		3,578		5,056		32,558		5,423		22,993		40,179
7,517		10,647		–		289,022		19,457		–		5,706
14		212		–		172		160		–		2,731
–		501		–		–		–		2,725		94
–		–		–		–		–		–		111,631
4		–		–		203		–		–		–
–		654		–		–		–		–		164
–		–		–		–		–		12,319		–
–		–		–		–		–		–		94,748
–		–		–		–		40		–		–
–		16,661		–		–		–		–		–
42		534		–		169		434		14		129
5		831		16		24		43		48		67
3		9		1		13		22		9		5
2		6		1		8		13		6		3
–		–		–		24		–		61		–
57		98		11		109		163		62		52
–		–		–		–		–		–		334
7,647		33,731		5,085		322,302		25,755		38,237		255,843
$501,986		$1,634,921		$271,349		$2,225,811		$3,975,260		$1,701,367		$805,347
$506,962		$1,633,000		$270,857		$2,375,548		$4,135,435		$373,225		$779,784
1,887		–		–		44,980		33,054		19,589		–
–		9,361		–		–		–		–		–
–		896		–		–		–		–		117
–		–		–		–		–		(5,392)		–
–		–		–		–		–		–		112,185

$514,325		$2,116,715		$288,786		$2,311,109		$4,524,268		$515,141		$977,267
(12,339)		(481,794)		(17,437)		(85,298)		(549,008)		1,186,226		(171,920)
$501,986		$1,634,921		$271,349		$2,225,811		$3,975,260		$1,701,367		$805,347
$9.90		$8.47		$9.14		$9.48		$8.69		$21.41		$7.35
($501,985,943 ÷ 50,721,210 shares	)	($1,634,920,643 ÷ 192,929,743 shares	)	($271,348,564 ÷ 29,674,832 shares	)	($2,225,810,900 ÷ 234,713,593 shares	)	($3,975,259,788 ÷ 457,463,900 shares	)	($1,701,366,705 ÷ 79,473,068 shares	)	($805,347,136 ÷ 109,586,269 shares	)

SEI Institutional Investments Trust

STATEMENTS OF OPERATIONS ($ Thousands)

For the year ended May 31, 2024

	Large Cap Fund	Large Cap Disciplined Equity Fund
Investment Income:
Dividends	$14,568	$19,963
Income from affiliated investments	853	2,293
Interest income	21	1,648
Security lending income — net(1)	17	33
Less: foreign taxes withheld	(57)	(51)
Total Investment Income	15,402	23,886
Expenses:
Investment advisory fees	3,017	4,926
Administration fees	377	616
Trustees' fees (Form N-CSR Item 10)	18	30
Chief compliance officer fees	6	9
Professional fees	39	62
Custodian/wire agent fees	32	53
Pricing fees	15	31
Registration fees	12	21
Printing fees	6	10
Proxy fees	3	3
Licensing fees	–	–
Rating fees	–	–
Other expenses	19	32
Total Expenses	3,544	5,793
Less:
Waiver of investment advisory fees	(1,847)	(2,979)
Waiver of administration fees	(377)	(616)
Net Expenses	1,320	2,198
Net Investment Income	14,082	21,688
Net Realized Gain (Loss) on:
Investments	66,762	161,097
Affiliated investments	1	1
Futures contracts	1,323	2,560
Swap contracts	–	26,134
Net Realized Gain	68,086	189,792
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	91,871	112,870
Affiliated investments	(1)	(2)
Futures contracts	70	114
Swap contracts	–	651
Foreign currency translation of other assets and liabilities denominated in foreign currencies	(1)	–
Net Change in Unrealized Appreciation (Depreciation)	91,939	113,633
Net Realized and Unrealized Gain	160,025	303,425
Net Increase in Net Assets Resulting from Operations	$174,107	$325,113

(1) Income is from the investment of collateral in an affiliated security.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Large Cap Index Fund	S&P 500 Index Fund	Extended Market Index Fund	Small Cap Fund	Small Cap II Fund	Small/Mid Cap Equity Fund	U.S. Equity Factor Allocation Fund

$24,908	$67,152	$14,400	$3,759	$4,338	$12,509	$19,676
1,511	4,024	1,247	266	354	1,130	525
72	203	57	3	1	3	195
96	2	994	34	39	60	–
(2)	(13)	(25)	(8)	(9)	(48)	(32)
26,585	71,368	16,673	4,054	4,723	13,654	20,364

866	1,359	1,491	1,516	1,710	5,164	3,018
866	2,265	621	117	132	397	604
42	110	30	6	6	19	30
13	32	9	2	2	6	9
92	225	62	12	13	41	66
74	193	44	10	11	33	30
36	79	37	10	9	17	24
28	74	20	4	4	13	16
14	36	10	2	2	6	10
3	3	3	3	3	3	3
118	757	–	–	–	–	–
–	–	81	–	–	–	–
98	117	76	6	7	21	34
2,250	5,250	2,484	1,688	1,899	5,720	3,844

(693)	(906)	(1,119)	(552)	(631)	(2,066)	(3,018)
(866)	(2,265)	(621)	(117)	(132)	(397)	(604)
691	2,079	744	1,019	1,136	3,257	222
25,894	69,289	15,929	3,035	3,587	10,397	20,142

188,897	721,884	110,895	12,836	27,193	48,363	71,647
61	(15)	85	(3)	–	(5)	–
5,372	16,789	2,748	43	45	(4)	935
–	–	–	–	–	–	–
194,330	738,658	113,728	12,876	27,238	48,354	72,582

205,465	324,388	151,636	33,993	24,208	97,973	204,548
(8)	8	130	–	(6)	7	–
481	(535)	949	96	61	126	184
–	–	–	–	–	–	–
–	–	1	–	–	–	–
205,938	323,861	152,716	34,089	24,263	98,106	204,732
400,268	1,062,519	266,444	46,965	51,501	146,460	277,314
$426,162	$1,131,808	$282,373	$50,000	$55,088	$156,857	$297,456

SEI Institutional Investments Trust

STATEMENTS OF OPERATIONS ($ Thousands)

For the year ended May 31, 2024

	U.S. Managed Volatility Fund	Global Managed Volatility Fund	World Equity Ex-US Fund
Investment Income:
Dividends	$19,170	$69,665	$266,242
Income from affiliated investments	967	1,611	5,021
Interest income	32	378	5,477
Security lending income — net(1)	116	306	636
Less: foreign taxes withheld	(116)	(3,664)	(28,234)
Total Investment Income	20,169	68,296	249,142
Expenses:
Investment advisory fees	4,781	13,531	42,064
Administration fees	368	1,041	3,824
Trustees' fees (Form N-CSR Item 10)	18	51	187
Chief compliance officer fees	5	15	54
Professional fees	38	107	393
Custodian/wire agent fees	30	114	1,313
Pricing fees	15	49	140
Registration fees	14	36	128
Printing fees	6	16	60
Proxy fees	3	3	3
Other expenses	20	63	200
Total Expenses	5,298	15,026	48,366
Less:
Waiver of investment advisory fees	(3,457)	(8,951)	(23,071)
Waiver of administration fees	(368)	(1,041)	(3,824)
Net Expenses	1,473	5,034	21,471
Net Investment Income	18,696	63,262	227,671
Net Realized Gain (Loss) on:
Investments	58,081	81,594	359,698
Affiliated investments	(9)	–	(11)
Futures contracts	2,139	4,093	24,388
Foreign currency transactions	24	(1,043)	(9,504)
Foreign forward currency contracts	–	19,390	486
Purchased options and swaptions	–	–	–
Foreign capital gains tax	–	–	(2,049)
Written options and swaptions	–	–	–
Swap contracts	–	–	6,641
Net Realized Gain (Loss)	60,235	104,034	379,649
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	37,112	144,047	768,778
Affiliated investments	6	25	24
Futures contracts	73	(58)	2,455
Purchased options and swaptions	–	–	–
Written options and swaptions	–	–	–
Swap contracts	–	–	8,049
Foreign capital gains tax on appreciated securities	–	–	(2,092)
Foreign currency translation of other assets and liabilities denominated in foreign currencies	(4)	56	539
Foreign forward currency contracts	–	(4,245)	–
Net Change in Unrealized Appreciation (Depreciation)	37,187	139,825	777,753
Net Realized and Unrealized Gain (Loss)	97,422	243,859	1,157,402
Net Increase in Net Assets Resulting from Operations	$116,118	$307,121	$1,385,073

(1) Income is from the investment of collateral in an affiliated security.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Screened World Equity Ex-US Fund	World Select Equity Fund	Emerging Markets Equity Fund	Opportunistic Income Fund	Core Fixed Income Fund	High Yield Bond Fund

$5,189	$6,520	$36,332	$–	$–	$2,268
129	281	695	874	10,035	2,393
161	223	633	34,268	312,143	167,835
–	–	–	–	98	–
(637)	(107)	(3,726)	–	–	–
4,842	6,917	33,934	35,142	322,276	172,496

959	1,451	8,364	2,180	21,695	9,216
74	132	482	242	3,188	945
3	6	23	12	176	47
1	2	7	3	51	13
5	14	49	24	372	95
151	53	932	18	304	79
17	14	24	172	640	219
2	4	16	9	123	32
1	2	8	4	57	15
3	3	3	3	3	3
4	7	26	14	189	49
1,220	1,688	9,934	2,681	26,798	10,713

(616)	(784)	(3,117)	(1,066)	(14,463)	(4,225)
(74)	(132)	(482)	(242)	(3,188)	(945)
530	772	6,335	1,373	9,147	5,543
4,312	6,145	27,599	33,769	313,129	166,953

8,389	21,885	60,440	(5,021)	(329,263)	(85,539)
–	–	–	–	2	–
540	2,066	433	331	(54,045)	–
(317)	261	(911)	–	41	(4)
10	(554)	–	–	(146)	23
–	(362)	–	–	(15,616)	–
(79)	(160)	(3,275)	–	–	–
–	70	–	–	17,029	–
379	–	–	–	30,781	–
8,922	23,206	56,687	(4,690)	(351,217)	(85,520)

11,160	29,942	82,640	16,096	161,665	139,790
–	–	–	–	(3)	–
6	41	302	(2)	(2,698)	–
–	(13)	–	–	411	–
–	–	–	–	(304)	–
94	–	–	–	(12,638)	–
(38)	(72)	(2,162)	–	–	–
5	4	98	–	(3)	(2)
–	24	–	–	246	(3)
11,227	29,926	80,878	16,094	146,676	139,785
20,149	53,132	137,565	11,404	(204,541)	54,265
$24,461	$59,277	$165,164	$45,173	$108,588	$221,218

SEI Institutional Investments Trust

STATEMENTS OF OPERATIONS / CONSOLIDATED STATEMENTS OF OPERATIONS ($ Thousands)

For the year ended May 31, 2024

	Long Duration Fund	Long Duration Credit Fund	Ultra Short Duration Bond Fund
Investment Income:
Dividends	$–	$–	$–
Income from affiliated investments	429	1,244	267
Interest income	28,922	150,520	23,822
Security lending income — net(1)	–	–	–
Less: foreign taxes withheld	(1)	(81)	–
Total Investment Income	29,350	151,683	24,089
Expenses:
Investment advisory fees	1,764	9,108	723
Administration fees	294	1,518	241
Trustees' fees (Form N-CSR Item 10)	14	73	12
Chief compliance officer fees	4	22	4
Pricing fees	91	177	147
Professional fees	27	159	24
Custodian/wire agent fees	22	128	21
Registration fees	10	48	6
Printing fees	5	24	4
Proxy fees	3	3	3
Interest expense on reverse repurchase agreements	–	–	–
Dividend expense on securities sold short	–	–	–
Other expenses	16	78	13
Total Expenses	2,250	11,338	1,198
Less:
Waiver of investment advisory fees	(1,058)	(5,161)	(241)
Waiver of administration fees	(294)	(1,518)	(241)
Net Expenses	898	4,659	716
Net Investment Income	28,452	147,024	23,373
Net Realized Gain (Loss) on:
Investments	(51,886)	(130,456)	(170)
Securities sold short	–	–	–
Affiliated investments	–	–	–
Futures contracts	(4,073)	(10,235)	300
Foreign currency transactions	–	–	–
Foreign forward currency contracts	–	–	–
Purchased options and swaptions	–	–	–
Written options and swaptions	–	–	–
Swap contracts	196	307	–
Net Realized Gain (Loss)	(55,763)	(140,384)	130
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	29,082	25,131	4,910
Securities sold short	–	–	–
Futures contracts	(505)	(1,138)	18
Purchased options and swaptions	–	–	–
Written options and swaptions	–	–	–
Swap contracts	80	126	–
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	–	–
Foreign forward currency contracts	–	–	–
Net Change in Unrealized Appreciation (Depreciation)	28,657	24,119	4,928
Net Realized and Unrealized Gain (Loss)	(27,106)	(116,265)	5,058
Net Increase in Net Assets Resulting from Operations	$1,346	$30,759	$28,431

(1) Income is from the investment of collateral in an affiliated security.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Emerging Markets Debt Fund	Real Return Fund	Limited Duration Bond Fund	Intermediate Duration Credit Fund	Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund

$–	$–	$–	$–	$21,047	$6,492
–	–	3,128	2,058	872	–
126,732	11,051	97,654	181,010	15,223	46,388
21	–	–	–	–	–
(1,099)	–	–	–	(2)	(2)
125,654	11,051	100,782	183,068	37,140	52,878

11,725	653	5,545	10,111	10,651	4,863
879	148	1,109	2,022	888	442
43	7	55	99	43	22
12	2	17	29	13	6
178	7	155	155	29	90
88	15	112	205	89	44
637	16	96	173	36	49
30	5	32	66	29	13
14	2	19	32	14	7
3	3	3	3	3	3
–	–	–	–	–	7,654
–	–	–	–	–	1,898
47	8	58	106	47	24
13,656	866	7,201	13,001	11,842	15,115

(5,195)	(653)	(3,549)	(4,853)	(10,473)	(3,197)
(879)	(148)	(1,109)	(2,022)	(888)	(442)
7,582	65	2,543	6,126	481	11,476
118,072	10,986	98,239	176,942	36,659	41,402

(62,348)	(8,058)	(32,748)	(109,162)	317,842	3,966
–	–	–	–	–	(16,682)
(1)	–	–	–	–	–
(4,707)	–	2,657	91	41,285	(14,889)
(21,501)	–	–	–	2	(297)
7,447	–	–	–	–	67
–	–	–	–	(13,583)	(374)
–	–	–	–	3,283	213
(4,435)	–	–	–	(12,385)	415
(85,545)	(8,058)	(30,091)	(109,071)	336,444	(27,581)

154,663	8,957	30,308	77,975	11,149	35,772
–	–	–	–	–	(10,336)
2,079	–	579	664	1,122	19,491
–	–	–	–	5,320	–
–	–	–	–	(6,927)	–
(385)	–	–	–	33,890	2,619
2,310	–	–	–	545	(1)
(5,759)	–	–	–	–	(56)
152,908	8,957	30,887	78,639	45,099	47,489
67,363	899	796	(30,432)	381,543	19,908
$185,435	$11,885	$99,035	$146,510	$418,202	$61,310

SEI Institutional Investments Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended May 31,

	Large Cap Fund		Large Cap Disciplined Equity Fund
	06/01/23 to 05/31/24	06/01/22 to 05/31/23	06/01/23 to 05/31/24	06/01/22 to 05/31/23
Operations:
Net investment income	$14,082	$14,338	$21,688	$20,084
Net realized gain (loss)	68,086	38,347	189,792	(14,653)
Net change in unrealized appreciation (depreciation)	91,939	(59,081)	113,633	8,015
Net Increase (Decrease) in Net Assets Resulting from Operations	174,107	(6,396)	325,113	13,446
Distributions:
Class A	(57,834)	(85,804)	(58,878)	(66,288)
Total Distributions	(57,834)	(85,804)	(58,878)	(66,288)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	26,475	43,411	89,133	180,087
Reinvestment of dividends & distributions	52,904	79,613	53,413	63,738
Cost of shares redeemed	(101,040)	(100,193)	(499,321)	(304,112)
Net Increase (Decrease) from Class A Transactions	(21,661)	22,831	(356,775)	(60,287)
Net Increase (Decrease) in Net Assets	94,612	(69,369)	(90,540)	(113,129)
Net Assets
Beginning of Year	704,477	773,846	1,276,028	1,389,157
End of Year	$799,089	$704,477	$1,185,488	$1,276,028

(1) See Note 7 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Large Cap Index Fund		S&P 500 Index Fund		Extended Market Index Fund		Small Cap Fund		Small Cap II Fund
06/01/23 to 05/31/24	06/01/22 to 05/31/23	06/01/23 to 05/31/24	06/01/22 to 05/31/23	06/01/23 to 05/31/24	06/01/22 to 05/31/23	06/01/23 to 05/31/24	06/01/22 to 05/31/23	06/01/23 to 05/31/24	06/01/22 to 05/31/23

$25,894	$27,286	$69,289	$76,229	$15,929	$17,890	$3,035	$2,775	$3,587	$3,154
194,330	178,413	738,658	318,090	113,728	(16,051)	12,876	(6,698)	27,238	401
205,938	(176,422)	323,861	(297,352)	152,716	(45,438)	34,089	(11,497)	24,263	(17,618)
426,162	29,277	1,131,808	96,967	282,373	(43,599)	50,000	(15,420)	55,088	(14,063)

(207,397)	(232,834)	(430,045)	(395,086)	(27,659)	(53,291)	(2,676)	(16,554)	(13,208)	(11,469)
(207,397)	(232,834)	(430,045)	(395,086)	(27,659)	(53,291)	(2,676)	(16,554)	(13,208)	(11,469)

222,293	139,472	530,634	398,800	127,545	136,402	17,859	25,298	10,589	24,117
195,210	220,564	415,004	385,414	26,661	51,517	2,590	15,871	12,395	10,843
(453,236)	(416,145)	(1,723,353)	(1,198,381)	(447,277)	(349,635)	(31,648)	(25,526)	(66,865)	(84,631)
(35,733)	(56,109)	(777,715)	(414,167)	(293,071)	(161,716)	(11,199)	15,643	(43,881)	(49,671)
183,032	(259,666)	(75,952)	(712,286)	(38,357)	(258,606)	36,125	(16,331)	(2,001)	(75,203)

1,659,371	1,919,037	4,393,830	5,106,116	1,195,076	1,453,682	211,460	227,791	249,026	324,229
$1,842,403	$1,659,371	$4,317,878	$4,393,830	$1,156,719	$1,195,076	$247,585	$211,460	$247,025	$249,026

SEI Institutional Investments Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended May 31,

	Small/Mid Cap Equity Fund		U.S. Equity Factor Allocation Fund		U.S. Managed Volatility Fund
	06/01/23 to 05/31/24	06/01/22 to 05/31/23	06/01/23 to 05/31/24	06/01/22 to 05/31/23	06/01/23 to 05/31/24	06/01/22 to 05/31/23
Operations:
Net investment income	$10,397	$12,485	$20,142	$17,352	$18,696	$21,188
Net realized gain (loss)	48,354	(13,841)	72,582	(2,339)	60,235	67,452
Net change in unrealized appreciation (depreciation)	98,106	(73,476)	204,732	(17,899)	37,187	(118,476)
Net Increase (Decrease) in Net Assets Resulting from Operations	156,857	(74,832)	297,456	(2,886)	116,118	(29,836)
Distributions:
Class A	(10,509)	(60,748)	(19,210)	(97,016)	(91,913)	(97,526)
Total Distributions	(10,509)	(60,748)	(19,210)	(97,016)	(91,913)	(97,526)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	51,948	137,988	413,703	870,181	153,685	132,735
Reinvestment of dividends & distributions	10,024	59,225	18,294	90,900	90,271	96,105
Cost of shares redeemed	(176,456)	(234,920)	(258,067)	(789,702)	(316,574)	(207,572)
Net Increase (Decrease) from Class A Transactions	(114,484)	(37,707)	173,930	171,379	(72,618)	21,268
Net Increase (Decrease) in Net Assets	31,864	(173,287)	452,176	71,477	(48,413)	(106,094)
Net Assets
Beginning of Year	771,014	944,301	1,020,867	949,390	781,076	887,170
End of Year	$802,878	$771,014	$1,473,043	$1,020,867	$732,663	$781,076

(1) See Note 7 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Global Managed Volatility Fund		World Equity Ex-US Fund		Screened World Equity Ex-US Fund		World Select Equity Fund
06/01/23 to 05/31/24	06/01/22 to 05/31/23	06/01/23 to 05/31/24	06/01/22 to 05/31/23	06/01/23 to 05/31/24	06/01/22 to 05/31/23	06/01/23 to 05/31/24	06/01/22 to 05/31/23

$63,262	$65,404	$227,671	$264,614	$4,312	$4,381	$6,145	$5,446
104,034	68,795	379,649	(529,920)	8,922	(5,797)	23,206	(2,299)
139,825	(154,511)	777,753	(49,740)	11,227	(2,464)	29,926	(4,602)
307,121	(20,312)	1,385,073	(315,046)	24,461	(3,880)	59,277	(1,455)

(130,632)	(235,843)	(229,297)	(377,829)	(3,952)	(8,478)	(7,938)	(22,526)
(130,632)	(235,843)	(229,297)	(377,829)	(3,952)	(8,478)	(7,938)	(22,526)

488,264	452,469	671,668	812,158	14,675	9,060	11,823	4,389
129,137	230,566	218,632	364,329	2,620	5,714	7,937	22,526
(887,581)	(766,300)	(1,744,978)	(1,853,846)	(21,824)	(16,677)	(28,641)	(25,270)
(270,180)	(83,265)	(854,678)	(677,359)	(4,529)	(1,903)	(8,881)	1,645
(93,691)	(339,420)	301,098	(1,370,234)	15,980	(14,261)	42,458	(22,336)

2,117,951	2,457,371	7,416,607	8,786,841	140,438	154,699	234,113	256,449
$2,024,260	$2,117,951	$7,717,705	$7,416,607	$156,418	$140,438	$276,571	$234,113

SEI Institutional Investments Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended May 31,

	Emerging Markets Equity Fund		Opportunistic Income Fund		Core Fixed Income Fund
	06/01/23 to 05/31/24	06/01/22 to 05/31/23	06/01/23 to 05/31/24	06/01/22 to 05/31/23	06/01/23 to 05/31/24	06/01/22 to 05/31/23
Operations:
Net investment income	$27,599	$30,519	$33,769	$30,550	$313,129	$269,287
Net realized gain (loss)	56,687	(34,556)	(4,690)	(8,668)	(351,217)	(430,586)
Net change in unrealized appreciation (depreciation)	80,878	(52,337)	16,094	2,238	146,676	(22,480)
Net Increase (Decrease) in Net Assets Resulting from Operations	165,164	(56,374)	45,173	24,120	108,588	(183,779)
Distributions:
Class A	(30,902)	(50,897)	(33,561)	(27,938)	(303,930)	(271,106)
Total Distributions	(30,902)	(50,897)	(33,561)	(27,938)	(303,930)	(271,106)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	71,131	151,925	46,398	100,912	1,339,426	766,772
Reinvestment of dividends & distributions	28,098	47,195	30,891	26,554	282,848	258,019
Cost of shares redeemed	(282,043)	(269,874)	(224,653)	(257,578)	(1,531,181)	(1,721,751)
Net Increase (Decrease) from Class A Transactions	(182,814)	(70,754)	(147,364)	(130,112)	91,093	(696,960)
Net Increase (Decrease) in Net Assets	(48,552)	(178,025)	(135,752)	(133,930)	(104,249)	(1,151,845)
Net Assets
Beginning of Year	961,247	1,139,272	532,975	666,905	7,365,104	8,516,949
End of Year	$912,695	$961,247	$397,223	$532,975	$7,260,855	$7,365,104

(1) See Note 7 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

High Yield Bond Fund		Long Duration Fund		Long Duration Credit Fund		Ultra Short Duration Bond Fund
06/01/23 to 05/31/24	06/01/22 to 05/31/23	06/01/23 to 05/31/24	06/01/22 to 05/31/23	06/01/23 to 05/31/24	06/01/22 to 05/31/23	06/01/23 to 05/31/24	06/01/22 to 05/31/23

$166,953	$149,349	$28,452	$27,795	$147,024	$125,926	$23,373	$10,654
(85,520)	(127,072)	(55,763)	(46,025)	(140,384)	(134,120)	130	(3,662)
139,785	(58,562)	28,657	(18,996)	24,119	(154,472)	4,928	1,496
221,218	(36,285)	1,346	(37,226)	30,759	(162,666)	28,431	8,488

(245,142)	(223,479)	(28,448)	(27,758)	(147,153)	(125,785)	(23,200)	(10,522)
(245,142)	(223,479)	(28,448)	(27,758)	(147,153)	(125,785)	(23,200)	(10,522)

202,008	199,397	98,593	93,017	1,072,550	1,264,141	262,301	130,527
231,739	213,765	27,996	27,689	146,560	125,769	23,059	10,282
(476,915)	(523,408)	(308,769)	(173,202)	(1,025,194)	(847,530)	(122,244)	(328,688)
(43,168)	(110,246)	(182,180)	(52,496)	193,916	542,380	163,116	(187,879)
(67,092)	(370,010)	(209,282)	(117,480)	77,522	253,929	168,347	(189,913)

1,892,537	2,262,547	592,257	709,737	3,081,833	2,827,904	333,639	523,552
$1,825,445	$1,892,537	$382,975	$592,257	$3,159,355	$3,081,833	$501,986	$333,639

SEI Institutional Investments Trust

STATEMENTS OF CHANGES IN NET ASSETS / CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended May 31,

	Emerging Markets Debt Fund		Real Return Fund
	06/01/23 to 05/31/24	06/01/22 to 05/31/23	06/01/23 to 05/31/24	06/01/22 to 05/31/23
Operations:
Net investment income	$118,072	$117,209	$10,986	$13,423
Net realized gain (loss)	(85,545)	(244,201)	(8,058)	(4,159)
Net change in unrealized appreciation (depreciation)	152,908	142,800	8,957	(15,476)
Net Increase (Decrease) in Net Assets Resulting from Operations	185,435	15,808	11,885	(6,212)
Distributions:
Class A	(134,640)	(37,104)	(9,942)	(16,360)
Total Distributions	(134,640)	(37,104)	(9,942)	(16,360)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	143,558	230,287	59,079	75,549
Reinvestment of dividends & distributions	126,841	35,243	9,618	15,843
Cost of shares redeemed	(476,585)	(427,110)	(112,314)	(50,045)
Net Increase (Decrease) from Class A Transactions	(206,186)	(161,580)	(43,617)	41,347
Net Increase (Decrease) in Net Assets	(155,391)	(182,876)	(41,674)	18,775
Net Assets
Beginning of Year	1,790,312	1,973,188	313,023	294,248
End of Year	$1,634,921	$1,790,312	$271,349	$313,023

(1) See Note 7 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Limited Duration Bond Fund		Intermediate Duration Credit Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund
06/01/23 to 05/31/24	06/01/22 to 05/31/23	06/01/23 to 05/31/24	06/01/22 to 05/31/23	06/01/23 to 05/31/24	06/01/22 to 05/31/23	06/01/23 to 05/31/24	06/01/22 to 05/31/23

$98,239	$47,319	$176,942	$132,522	$36,659	$31,352	$41,402	$32,369
(30,091)	(21,319)	(109,071)	(144,524)	336,444	116,664	(27,581)	(55,605)
30,887	(7,063)	78,639	(19,568)	45,099	(156,258)	47,489	(25,687)
99,035	18,937	146,510	(31,570)	418,202	(8,242)	61,310	(48,923)

(97,104)	(47,742)	(176,902)	(132,474)	(205,115)	(225,875)	(33,541)	(96,101)
(97,104)	(47,742)	(176,902)	(132,474)	(205,115)	(225,875)	(33,541)	(96,101)

592,493	781,371	934,049	1,448,635	107,494	484,221	186,765	249,775
95,744	46,851	176,316	132,469	187,548	210,558	31,107	85,600
(488,429)	(384,667)	(1,263,957)	(725,866)	(563,071)	(587,478)	(242,037)	(173,171)
199,808	443,555	(153,592)	855,238	(268,029)	107,301	(24,165)	162,204
201,739	414,750	(183,984)	691,194	(54,942)	(126,816)	3,604	17,180

2,024,072	1,609,322	4,159,244	3,468,050	1,756,309	1,883,125	801,743	784,563
$2,225,811	$2,024,072	$3,975,260	$4,159,244	$1,701,367	$1,756,309	$805,347	$801,743

SEI Institutional Investments Trust

CONSOLIDATED STATEMENT OF CASH FLOWS ($ Thousands)

For the year ended May 31, 2024

Multi-Asset Real Return Fund
Cash Flows from Operating Activities:
Net Increase in Net Assets Resulting from Operations	$61,310
Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Provided by Operating Activities:
Purchase of investment securities	(825,070)
Proceeds from disposition of investment securities	943,726
Purchases to cover securities sold short	(77,445)
Proceeds from securities sold short	50,299
Purchased options and purchases to cover written options	(215)
Proceeds from sale of options and expired options	54
Amortization (accretion of market discount)	(26,243)
Net Realized (Gain) Loss on:
Investments, Options and Securities Sold Short	12,877
Net Change in Unrealized (Appreciation) Depreciation on:
Investments and Securities Sold Short	(25,436)
Changes in Assets:
Dividends and interest receivable	(366)
Receivable for investment securities sold	(41,698)
Receivable for variation margin on futures contracts	601
Receivable for variation margin on swap contracts	32
Unrealized gain on forward foreign currency contracts	56
Foreign tax reclaim receivable	(1)
Prepaid expenses	(2)
Due from broker	(2,151)
Changes in Liabilities:
Payable for investment securities purchased	5,128
Payable for variation margin on futures contracts	1,465
Payable for variation margin on swap contracts	(115)
Swap contracts, at value	(175)
CCO fees payable	1
Trustees fees payable	—
Investment advisory fees payable	(2)
Custodian fees payable	67
Repurchase agreements payable	334
Accrued expense payable	(465)
Net Cash provided by Operating Activities	76,566
Cash Flows from Financing Activities
Reverse repurchase agreements	(57,550)
Proceeds from shares issued	187,424
Cost of shares redeemed	(201,870)
Dividends and Distributions	(33,541)
Reinvestment of Dividends and Distributions	31,107
Net Cash used by Financing Activities	(74,430)
Net Change in Cash, Foreign Currency and Restricted Cash	2,136
Cash, Foreign Currency and Restricted Cash at Beginning of Year	$129,025
Cash , Foreign Currency and Restricted Cash at End of Year	$131,161
Supplemental Disclosure of Cash Flow Information
Interest paid	$7,654

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

FINANCIAL HIGHLIGHTS

For the years or period ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class A
2024	$13.18	$0.27	$3.04	$3.31	$(0.26)	$(0.86)	$(1.12)	$15.37	26.05%	$799,089	0.18%	0.47%	1.87%	77%
2023	15.07	0.27	(0.45)	(0.18)	(0.27)	(1.44)	(1.71)	13.18	(0.74)	704,477	0.18	0.47	1.99	88
2022	18.68	0.27	(0.36)	(0.09)	(0.27)	(3.25)	(3.52)	15.07	(1.96)	773,846	0.18	0.47	1.56	76
2021	13.95	0.27	5.57	5.84	(0.29)	(0.82)	(1.11)	18.68	43.39	1,097,320	0.18	0.47	1.70	78
2020	14.73	0.30	0.66	0.96	(0.29)	(1.45)	(1.74)	13.95	5.78	941,086	0.18	0.47	2.02	76
Large Cap Disciplined Equity Fund
Class A
2024	$9.18	$0.18	$2.49	$2.67	$(0.44)	$(0.07)	$(0.51)	$11.34	29.65%	$1,185,488	0.18%	0.47%	1.76%	137%
2023	9.58	0.14	(0.05)	0.09	(0.18)	(0.31)	(0.49)	9.18	1.27	1,276,028	0.17	0.47	1.56	118
2022	12.65	0.15	0.21	0.36	(0.31)	(3.12)	(3.43)	9.58	0.39	1,389,157	0.17	0.47	1.28	146
2021	9.71	0.17	3.73	3.90	(0.21)	(0.75)	(0.96)	12.65	42.00	1,668,804	0.17	0.47	1.51	142
2020	10.27	0.19	0.65	0.84	(0.26)	(1.14)	(1.40)	9.71	7.23	1,380,069	0.18	0.47	1.83	139
Large Cap Index Fund
Class A
2024	$176.71	$2.83	$43.82	$46.65	$(2.70)	$(21.06)	$(23.76)	$199.60	28.03%	$1,842,403	0.04%	0.13%	1.50%	12%
2023	201.38	2.94	(0.53)	2.41	(2.94)	(24.14)	(27.08)	176.71	2.39	1,659,371	0.05	0.14	1.62	11
2022	226.91	3.06	(6.83)	(3.77)	(3.13)	(18.63)	(21.76)	201.38	(2.74)	1,919,037	0.04	0.13	1.34	18
2021	163.61	2.89	65.82	68.71	(2.95)	(2.46)	(5.41)	226.91	42.57	2,297,701	0.03	0.12	1.47	20
2020	173.92	3.26	19.13	22.39	(3.34)	(29.36)	(32.70)	163.61	12.48	1,750,464	0.04	0.13	1.87	32
S&P 500 Index Fund
Class A
2024	$19.10	$0.32	$4.80	$5.12	$(0.31)	$(1.66)	$(1.97)	$22.25	28.10%	$4,317,878	0.05%	0.12%	1.53%	6%
2023	20.36	0.31	0.11	0.42	(0.30)	(1.38)	(1.68)	19.10	2.82	4,393,830	0.06	0.13	1.66	6
2022	21.82	0.30	(0.22)	0.08	(0.30)	(1.24)	(1.54)	20.36	(0.33)	5,106,116	0.05	0.12	1.33	11
2021	16.13	0.29	6.09	6.38	(0.29)	(0.40)	(0.69)	21.82	40.24	6,251,980	0.04	0.11	1.51	19
2020	14.78	0.31	1.57	1.88	(0.31)	(0.22)	(0.53)	16.13	12.77	4,277,620	0.05	0.12	1.94	34
Extended Market Index Fund
Class A
2024	$14.39	$0.21	$3.32	$3.53	$(0.21)	$(0.15)	$(0.36)	$17.56	24.71%	$1,156,719	0.06%	0.20%	1.29%	34%
2023	15.51	0.20	(0.70)	(0.50)	(0.20)	(0.42)	(0.62)	14.39	(3.11)	1,195,076	0.06	0.20	1.37	34
2022	22.89	0.19	(3.90)	(3.71)	(0.21)	(3.46)	(3.67)	15.51	(18.88)	1,453,682	0.05	0.19	0.96	49
2021	14.47	0.18	8.81	8.99	(0.18)	(0.39)	(0.57)	22.89	62.79	1,755,160	0.05	0.19	0.95	58
2020	14.52	0.20	0.39	0.59	(0.20)	(0.44)	(0.64)	14.47	3.88	1,176,664	0.06	0.20	1.35	56
Small Cap Fund
Class A
2024	$10.83	$0.16	$2.42	$2.58	$(0.14)	$—	$(0.14)	$13.27	23.93%	$247,585	0.44%	0.72%	1.30%	108%
2023	12.59	0.15	(0.97)	(0.82)	(0.16)	(0.78)	(0.94)	10.83	(6.73)	211,460	0.44	0.72	1.27	114
2022	18.54	0.15	(1.46)	(1.31)	(0.16)	(4.48)	(4.64)	12.59	(9.62)	227,791	0.44	0.72	0.94	120
2021	11.91	0.15	7.22	7.37	(0.14)	(0.60)	(0.74)	18.54	63.38	287,220	0.44	0.72	0.98	122
2020	13.66	0.16	(0.99)	(0.83)	(0.19)	(0.73)	(0.92)	11.91	(7.04)	228,900	0.45	0.72	1.16	127

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

FINANCIAL HIGHLIGHTS

For the years or period ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Small Cap II Fund
Class A
2024	$9.67	$0.14	$2.04	$2.18	$(0.14)	$(0.39)	$(0.53)	$11.32	22.95%	$247,025	0.43%	0.72%	1.37%	101%
2023	10.58	0.11	(0.60)	(0.49)	(0.12)	(0.30)	(0.42)	9.67	(4.65)	249,026	0.43	0.72	1.12	107
2022	15.16	0.10	(1.51)	(1.41)	(0.10)	(3.07)	(3.17)	10.58	(11.14)	324,229	0.43	0.72	0.75	130
2021	8.95	0.10	6.21	6.31	(0.10)	—	(0.10)	15.16	70.79	509,597	0.43	0.72	0.82	151
2020	9.93	0.09	(0.54)	(0.45)	(0.10)	(0.43)	(0.53)	8.95	(5.20)	312,950	0.44	0.72	0.92	136
Small/Mid Cap Equity Fund
Class A
2024	$8.57	$0.12	$1.72	$1.84	$(0.13)	$—	$(0.13)	$10.28	21.55%	$802,878	0.41%	0.72%	1.31%	81%
2023	10.10	0.14	(0.98)	(0.84)	(0.14)	(0.55)	(0.69)	8.57	(8.40)	771,014	0.41	0.72	1.49	79
2022	14.11	0.12	(0.77)	(0.65)	(0.11)	(3.25)	(3.36)	10.10	(6.47)	944,301	0.42	0.72	1.00	82
2021	9.23	0.10	5.23	5.33	(0.08)	(0.37)	(0.45)	14.11	58.97	1,173,130	0.41	0.72	0.88	88
2020	10.27	0.13	(0.43)	(0.30)	(0.11)	(0.63)	(0.74)	9.23	(3.80)	879,022	0.41	0.72	1.24	111
U.S. Equity Factor Allocation Fund
Class A
2024	$10.90	$0.21	$2.84	$3.05	$(0.20)	$—	$(0.20)	$13.75	28.22%	$1,473,043	0.02%	0.32%	1.67%	50%
2023	12.36	0.21	(0.35)	(0.14)	(0.21)	(1.11)	(1.32)	10.90	(0.57)	1,020,867	0.02	0.32	1.91	72
2022	15.37	0.23	0.05	0.28	(0.24)	(3.05)	(3.29)	12.36	0.10	949,390	0.02	0.32	1.61	64
2021	10.67	0.22	4.70	4.92	(0.22)	—	(0.22)	15.37	46.54	1,068,145	0.02	0.32	1.71	72
2020	10.18	0.22	0.51	0.73	(0.24)	—	(0.24)	10.67	7.21	756,195	0.02	0.32	2.03	39
U.S. Managed Volatility Fund
Class A
2024	$11.23	$0.29	$1.48	$1.77	$(0.28)	$(1.16)	$(1.44)	$11.56	16.97%	$732,663	0.20%	0.72%	2.55%	59%
2023	13.13	0.31	(0.76)	(0.45)	(0.31)	(1.14)	(1.45)	11.23	(3.75)	781,076	0.20	0.72	2.52	55
2022	15.29	0.35	0.36	0.71	(0.36)	(2.51)	(2.87)	13.13	4.71	887,170	0.20	0.72	2.47	55
2021	12.17	0.29	3.14	3.43	(0.30)	(0.01)	(0.31)	15.29	28.60	1,115,591	0.20	0.72	2.21	61
2020	13.01	0.33	(0.29)	0.04	(0.31)	(0.57)	(0.88)	12.17	(0.31)	1,216,680	0.20	0.72	2.48	58
Global Managed Volatility Fund
Class A
2024	$10.66	$0.34	$1.30	$1.64	$(0.33)	$(0.37)	$(0.70)	$11.60	15.84%	$2,024,260	0.24%	0.72%	3.04%	57%
2023	11.92	0.32	(0.41)	(0.09)	(0.66)	(0.51)	(1.17)	10.66	(0.62)	2,117,951	0.25	0.72	2.88	67
2022	13.21	0.32	0.26	0.58	(0.31)	(1.56)	(1.87)	11.92	4.25	2,457,371	0.25	0.72	2.49	56
2021	10.88	0.28	2.29	2.57	(0.24)	—	(0.24)	13.21	23.93	2,722,519	0.24	0.72	2.42	53
2020	11.53	0.30	(0.35)	(0.05)	(0.40)	(0.20)	(0.60)	10.88	(1.08)	2,738,825	0.24	0.72	2.57	47
World Equity Ex-US Fund
Class A
2024	$10.71	$0.34	$1.75	$2.09	$(0.35)	$—	$(0.35)	$12.45	19.71%	$7,717,705	0.28%	0.63%	2.98%	76%
2023	11.65	0.36	(0.78)	(0.42)	(0.28)	(0.24)	(0.52)	10.71	(3.47)	7,416,607	0.29	0.64	3.36	107
2022	16.57	0.36	(2.17)	(1.81)	(0.37)	(2.74)	(3.11)	11.65	(12.53)	8,786,841	0.28	0.63	2.52	73
2021	11.67	0.28	4.87	5.15	(0.22)	(0.03)	(0.25)	16.57	44.38	10,497,695	0.29	0.63	1.96	85
2020	12.08	0.22	(0.30)	(0.08)	(0.33)	—	(0.33)	11.67	(1.00)	8,115,314	0.31	0.62	1.80	92

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

FINANCIAL HIGHLIGHTS

For the years or period ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income		Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Screened World Equity Ex-US Fund
Class A
2024	$9.85	$0.31	$1.44	$1.75	$(0.29)		$—	$(0.29)	$11.31	17.93%	$156,418	0.36%	0.83%	2.93%	122%
2023	10.75	0.31	(0.61)	(0.30)	(0.28)		(0.32)	(0.60)	9.85	(2.55)	140,438	0.29	0.77	3.11	93
2022	14.56	0.33	(1.76)	(1.43)	(0.28)		(2.10)	(2.38)	10.75	(10.99)	154,699	0.29	0.78	2.64	84
2021	10.05	0.22	4.62	4.84	(0.22)		(0.11)	(0.33)	14.56	48.54	136,932	0.36	0.82	1.78	102
2020	10.31	0.22	(0.16)	0.06	(0.32	)(2)	—	(0.32)	10.05	0.17	101,167	0.35	0.81	2.03	77
World Select Equity Fund
Class A
2024	$10.12	$0.26	$2.27	$2.53	$(0.24)		$(0.10)	$(0.34)	$12.31	25.26%	$276,571	0.29%	0.64%	2.33%	79%
2023	11.21	0.24	(0.33)	(0.09)	(0.40)		(0.60)	(1.00)	10.12	(0.51)	234,113	0.37	0.70	2.29	63
2022	12.79	0.26	(0.71)	(0.45)	(0.64)		(0.49)	(1.13)	11.21	(4.12)	256,449	0.35	0.67	2.07	60
2021	8.69	0.19	4.41	4.60	(0.50)		—	(0.50)	12.79	54.06	363,533	0.39	0.69	1.79	66
2020	9.38	0.21	(0.51)	(0.30)	(0.39)		—	(0.39)	8.69	(3.86)	476,296	0.37	0.69	2.20	66
Emerging Markets Equity Fund
Class A
2024	$8.44	$0.26	$1.29	$1.55	$(0.29)		$—	$(0.29)	$9.70	18.66%	$912,695	0.66%	1.03%	2.87%	71%
2023	9.34	0.26	(0.74)	(0.48)	(0.21)		(0.21)	(0.42)	8.44	(4.83)	961,247	0.63	1.19	3.05	61
2022	12.69	0.23	(1.73)	(1.50)	(0.20)		(1.65)	(1.85)	9.34	(13.17)	1,139,272	0.59	1.17	2.03	86
2021	8.37	0.19	4.34	4.53	(0.21)		—	(0.21)	12.69	54.35	1,371,657	0.61	1.18	1.79	90
2020	8.99	0.16	(0.59)	(0.43)	(0.19)		—	(0.19)	8.37	(5.14)	1,008,763	0.63	1.19	1.71	59
Opportunistic Income Fund
Class A
2024	$7.85	$0.55	$0.19	$0.74	$(0.56)		$—	$(0.56)	$8.03	9.78%	$397,223	0.28%	0.55%	6.98%	37%
2023	7.91	0.42	(0.08)	0.34	(0.40)		—	(0.40)	7.85	4.44	532,975	0.25	0.52	5.35	33
2022	8.20	0.21	(0.29)	(0.08)	(0.21)		—	(0.21)	7.91	(0.97)	666,905	0.23	0.52	2.56	45
2021	7.87	0.23	0.32	0.55	(0.22)		—	(0.22)	8.20	7.10	993,299	0.23	0.52	2.83	62
2020	8.24	0.31	(0.33)	(0.02)	(0.35)		—	(0.35)	7.87	(0.22)	975,466	0.24	0.52	3.81	36
Core Fixed Income Fund
Class A
2024	$8.87	$0.38	$(0.24)	$0.14	$(0.37)		$—	$(0.37)	$8.64	1.59%	$7,260,855	0.13%	0.37%	4.34%	311%
2023	9.39	0.31	(0.52)	(0.21)	(0.31)		—	(0.31)	8.87	(2.16)	7,365,104	0.12	0.37	3.47	321
2022	10.47	0.18	(1.06)	(0.88)	(0.20)		—	(0.20)	9.39	(8.52)	8,516,949	0.12	0.36	1.77	380
2021	10.96	0.19	(0.07)	0.12	(0.22)		(0.39)	(0.61)	10.47	1.00	9,105,850	0.12	0.36	1.73	386
2020	10.35	0.29	0.74	1.03	(0.31)		(0.11)	(0.42)	10.96	10.18	7,475,630	0.12	0.37	2.77	369
High Yield Bond Fund
Class A
2024	$7.11	$0.63	$0.20	$0.83	$(0.74)		$(0.18)	$(0.92)	$7.02	12.30%	$1,825,445	0.29%	0.57%	8.84%	57%
2023	8.05	0.55	(0.66)	(0.11)	(0.63)		(0.20)	(0.83)	7.11	(1.20)	1,892,537	0.28	0.56	7.40	42
2022	8.84	0.53	(0.78)	(0.25)	(0.54)		—	(0.54)	8.05	(3.09)	2,262,547	0.28	0.56	6.08	50
2021	7.74	0.47	1.25	1.72	(0.52)		(0.10)	(0.62)	8.84	22.88	2,843,123	0.29	0.55	5.61	78
2020	8.65	0.54	(0.84)	(0.30)	(0.54)		(0.07)	(0.61)	7.74	(3.73)	2,300,321	0.29	0.56	6.48	80

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.
(2)	Includes a return of capital of $0.06 per share.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

FINANCIAL HIGHLIGHTS

For the years or period ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Long Duration Fund
Class A
2024	$6.19	$0.29	$(0.32)	$(0.03)	$(0.29)	$—	$(0.29)	$5.87	(0.45)%	$382,975	0.15%	0.38%	4.85%	105%
2023	6.87	0.28	(0.68)	(0.40)	(0.28)	—	(0.28)	6.19	(5.82)	592,257	0.14	0.37	4.40	109
2022	8.44	0.26	(1.44)	(1.18)	(0.26)	(0.13)	(0.39)	6.87	(14.66)	709,737	0.14	0.37	3.15	127
2021	9.57	0.28	(0.29)	(0.01)	(0.28)	(0.84)	(1.12)	8.44	(0.79)	1,297,932	0.14	0.37	3.05	105
2020	8.59	0.31	1.41	1.72	(0.31)	(0.43)	(0.74)	9.57	20.85	1,297,733	0.15	0.37	3.46	109
Long Duration Credit Fund
Class A
2024	$8.06	$0.38	$(0.30)	$0.08	$(0.38)	$—	$(0.38)	$7.76	1.06%	$3,159,355	0.15%	0.37%	4.85%	84%
2023	8.90	0.36	(0.84)	(0.48)	(0.36)	—	(0.36)	8.06	(5.33)	3,081,833	0.15	0.37	4.42	75
2022	11.10	0.35	(1.88)	(1.53)	(0.35)	(0.32)	(0.67)	8.90	(14.73)	2,827,904	0.14	0.37	3.22	85
2021	11.90	0.36	(0.25)	0.11	(0.37)	(0.54)	(0.91)	11.10	0.52	4,548,557	0.14	0.37	3.08	56
2020	10.42	0.39	1.51	1.90	(0.39)	(0.03)	(0.42)	11.90	18.47	4,066,898	0.15	0.37	3.44	74
Ultra Short Duration Bond Fund
Class A
2024	$9.79	$0.48	$0.10	$0.58	$(0.47)	$—	$(0.47)	$9.90	6.09%	$501,986	0.15%	0.25%	4.86%	53%
2023	9.81	0.26	(0.01)	0.25	(0.27)	—	(0.27)	9.79	2.56	333,639	0.12	0.22	2.68	48
2022	10.02	0.08	(0.20)	(0.12)	(0.09)	—	(0.09)	9.81	(1.22)	523,552	0.12	0.22	0.78	55
2021	9.99	0.10	0.04	0.14	(0.11)	—	(0.11)	10.02	1.45	723,281	0.12	0.22	1.01	79
2020	10.00	0.25	(0.01)	0.24	(0.25)	—	(0.25)	9.99	2.45	580,962	0.12	0.22	2.50	81
Emerging Markets Debt Fund
Class A
2024	$8.26	$0.57	$0.29	$0.86	$(0.65)	$—	$(0.65)	$8.47	10.75%	$1,634,921	0.43%	0.78%	6.73%	102%
2023	8.33	0.51	(0.41)	0.10	(0.17)	—	(0.17)	8.26	1.22	1,790,312	0.42	0.95	6.37	82
2022	10.29	0.48	(2.04)	(1.56)	(0.40)	—	(0.40)	8.33	(15.65)	1,973,188	0.41	0.94	5.06	76
2021	9.37	0.48	0.64	1.12	(0.20)	—	(0.20)	10.29	12.04	2,395,679	0.40	0.94	4.72	81
2020	9.66	0.51	(0.46)	0.05	(0.34)	—	(0.34)	9.37	0.28	2,064,146	0.42	0.96	5.25	90
Real Return Fund
Class A
2024	$9.06	$0.33	$0.04	$0.37	$(0.29)	$—	$(0.29)	$9.14	4.25%	$271,349	0.02%	0.29%	3.71%	45%
2023	9.79	0.41	(0.62)	(0.21)	(0.52)	—	(0.52)	9.06	(2.09)	313,023	0.02	0.29	4.48	40
2022	10.23	0.71	(0.50)	0.21	(0.65)	—	(0.65)	9.79	2.06	294,248	0.02	0.29	7.08	36
2021	9.68	0.24	0.45	0.69	(0.14)	—	(0.14)	10.23	7.21	335,816	0.02	0.29	2.41	46
2020	9.60	0.19	0.13	0.32	(0.24)	—	(0.24)	9.68	3.44	297,237	0.02	0.29	1.94	49

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

FINANCIAL HIGHLIGHTS / CONSOLIDATED FINANCIAL HIGHLIGHTS

For the years or period ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Limited Duration Bond Fund
Class A
2024	$9.48	$0.42	$(0.01)	$0.41	$(0.41)	$—	$(0.41)	$9.48	4.46%	$2,225,811	0.11%		0.33%	4.44%	284%
2023	9.66	0.26	(0.18)	0.08	(0.26)	—	(0.26)	9.48	0.84	2,024,072	0.11		0.32	2.75	238
2022	10.08	0.10	(0.38)	(0.28)	(0.11)	(0.03)	(0.14)	9.66	(2.81)	1,609,322	0.11		0.32	1.01	195
2021	10.13	0.12	0.08	0.20	(0.14)	(0.11)	(0.25)	10.08	1.89	1,526,502	0.11		0.32	1.22	155
2020	9.96	0.23	0.18	0.41	(0.24)	—	(0.24)	10.13	4.14	1,284,697	0.11		0.32	2.35	146
Intermediate Duration Credit Fund
Class A
2024	$8.76	$0.38	$(0.07)	$0.31	$(0.38)	$—	$(0.38)	$8.69	3.64%	$3,975,260	0.15%		0.32%	4.38%	124%
2023	9.24	0.32	(0.48)	(0.16)	(0.32)	—	(0.32)	8.76	(1.72)	4,159,244	0.15		0.32	3.62	136
2022	10.61	0.26	(1.24)	(0.98)	(0.26)	(0.13)	(0.39)	9.24	(9.56)	3,468,050	0.15		0.32	2.49	135
2021	10.88	0.29	(0.03)	0.26	(0.29)	(0.24)	(0.53)	10.61	2.30	3,938,939	0.15		0.32	2.62	103
2020	10.10	0.32	0.78	1.10	(0.32)	—	(0.32)	10.88	10.99	3,323,248	0.15		0.32	3.01	134
Dynamic Asset Allocation Fund
Class A
2024	$19.05	$0.42	$4.32	$4.74	$(0.24)	$(2.14)	$(2.38)	$21.41	26.35%	$1,701,367	0.03%		0.67%	2.07%	2%
2023	21.93	0.35	(0.59)	(0.24)	(0.98)	(1.66)	(2.64)	19.05	(0.22)	1,756,309	0.07		0.67	1.79	25
2022	25.07	0.29	0.82	1.11	(1.55)	(2.70)	(4.25)	21.93	3.00	1,883,125	0.08		0.67	1.17	13
2021	19.41	0.30	7.99	8.29	(0.44)	(2.19)	(2.63)	25.07	45.21	2,059,300	0.08		0.66	1.34	17
2020	19.62	0.37	2.02	2.39	(0.61)	(1.99)	(2.60)	19.41	11.85	1,722,704	0.08		0.67	1.83	10
Multi-Asset Real Return Fund
Class A
2024	$7.11	$0.34	$0.17	$0.51	$(0.27)	$—	$(0.27)	$7.35	7.27%	$805,347	1.29	%(2)	1.71%	4.69%	44%
2023	8.61	0.33	(0.81)	(0.48)	(1.02)	—	(1.02)	7.11	(6.04)	801,743	1.03	(2)	1.44	4.19	96
2022	8.21	0.36	0.84	1.20	(0.80)	—	(0.80)	8.61	15.80	784,563	0.41	(2)	0.82	4.32	54
2021	7.36	0.20	0.83	1.03	(0.18)	—	(0.18)	8.21	14.17	711,205	0.43	(2)	0.84	2.58	63
2020	7.78	0.17	(0.42)	(0.25)	(0.17)	—	(0.17)	7.36	(3.38)	754,191	0.88	(3)	1.30	2.26	53

.

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.
(2)	The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratio would have been 0.21%.
(3)	The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratio would have been 0.20%.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

May 31, 2024

1. ORGANIZATION

SEI Institutional Investments Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 27 registered funds: Large Cap, Large Cap Disciplined Equity, Large Cap Index, S&P 500 Index, Extended Market Index, Small Cap, Small Cap II, Small/Mid Cap Equity, U.S. Equity Factor Allocation, U.S. Managed Volatility, Global Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US, World Select Equity, Emerging Markets Equity, Opportunistic Income, Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit, Ultra Short Duration Bond, Emerging Markets Debt, Real Return, Limited Duration Bond, Intermediate Duration Credit, Dynamic Asset Allocation and Multi-Asset Real Return (each a “Fund,” collectively, the “Funds”) each of which are diversified Funds with the exception of the Emerging Markets Debt and Multi-Asset Real Return Funds. The Trust is registered to offer Class A shares of all Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment goals, principal strategies and risks.

The DAA Commodity Strategy Subsidiary, Ltd. and the MARR Commodity Strategy Subsidiary, Ltd. (the “Subsidiaries”) are wholly-owned subsidiaries of the Dynamic Asset Allocation and Multi-Asset Real Return Funds, respectively. The Subsidiaries are organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the Dynamic Asset Allocation and Multi-Asset Real Return Funds and their respective subsidiary has been consolidated on the Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows of Multi-Asset Real Return Fund and Consolidated Financial Highlights.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board’s designation, has appointed a committee of SIMC persons to function as the Valuation Designee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy (together the “Policy”). When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ official closing price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. These open-end investment companies’ shares are offered in separate

SEI Institutional Investments Trust

prospectuses, each of which describes the process by which the applicable investment company’s net asset value is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, or in the case of an equity tranche of a collateralized debt obligations/collateralized loan obligations, the Funds will value the securities using a bid price from at least one independent broker.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Policy until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options and warrants are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its Net Asset Value (“NAV”), the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Committee if it receives such notification from a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Policy provides that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of a Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with Rule 2a-5 and the Policy.

The Valuation Designee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Policy, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2024

of the holding in a Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that a Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when a Fund does not price its shares. As a result, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

All of the Funds, except the Real Return Fund, hold international securities that also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these Funds will value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.) or quoted prices for identical instruments in inactive markets; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy.

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Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the year ended May 31, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs. For details of the investment classification, reference the Schedules of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income and expense is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income. Consent fees and amendment income received from Bank Loans is recorded as interest income in the accompanying

Statements of Operations/Consolidated Statements of Operations.

For Treasury Inflation-Protected Securities, the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest in the accompanying Statements of Operations/Consolidated Statements of Operations. Such adjustments may have a significant impact on a Fund’s distributions.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash and cash equivalents on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities and Consolidated Statements of Cash Flows. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Cash Equivalents, as shown on the Schedule of Investments/Consolidated Schedule of Investments, are classified as Investments on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open repurchase agreements as of May 31, 2024, if applicable.

Reverse Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Assets are then segregated to cover the requirements to repurchase the assets. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the

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obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds under the reverse repurchase agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open reverse repurchase agreements as of May 31, 2024, if applicable.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Commodity-Linked Investments — To the extent consistent with its Investment Objective and Strategies, the Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of commodities or commodity indices. The Dynamic Asset Allocation and Multi-Asset Real Return Funds may also invest in equity securities of issuers in commodity-related industries.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. The Subsidiary, unlike the Fund, may invest to a significant extent directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. A Fund may invest up to 25% of its total assets in its Subsidiary.

In order for a Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the

Dynamic Asset Allocation and Multi-Asset Real Return Funds invest in such instruments directly, each Fund will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investments.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes.

A Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open forward foreign currency contracts as of May 31, 2024, if applicable.

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Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open futures contracts as of May 31, 2024, if applicable.

Master Limited Partnerships — Investments in units of master limited partnerships (“MLPs”) involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit a Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to a Fund of distributions from the MLP, likely causing a reduction in the value of a Fund's shares.

MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding Master Limited Partnerships, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The Core Fixed Income Fund had options as of May 31, 2024, as disclosed in the Funds’ Schedules of Investments or Consolidated Schedules of Investments.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of

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Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open option/swaption contracts as of May 31, 2024, if applicable.

Securities Sold Short—To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

A Fund must comply with Rule 18f-4 under the 1940 Act with respect to its short sale borrowings, which are considered Derivative Transactions under the Rule. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding securities sold short as of May 31, 2024, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-

counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on SOFR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss on the Statements of Operations or Consolidated Statements of Operations. Net

SEI Institutional Investments Trust

payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open swap agreements as of May 31, 2024, if applicable.

Forward Treasury Commitments — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

A Fund must comply with Rule 18f-4 under the 1940 Act with respect to its delayed delivery transactions, which are considered Derivative Transactions under the Rule. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding delayed delivery transactions as of May 31, 2024, if applicable.

Participation Notes (P-Notes) — To the extent consistent with its Investment Objective and Strategies, a Fund may acquire P-Notes issued by participating banks or broker-dealers. P-Notes are participation interest notes that are designed to offer a return linked to a particular underlying equity, debt, currency or market. The P-Notes in which the Fund may invest will typically have a maturity of one year. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate.

In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the-counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying

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security. In addition, the Fund will incur transaction costs as a result of investments in P-Notes.

Loan Participations and Brady Bonds — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in Loan Participations. Loan Participations include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. Each Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, a Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, a Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, a Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund as of May 31, 2024. The interest rate indicated in the Fund’s Schedule of Investments is the rate in effect at May 31, 2024. Pursuant to the terms of certain loan agreements, the Funds may hold unfunded commitments in loan participations which are disclosed on the Statement of Assets and Liabilities. Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities. The Funds disclose consent fees and amendment income in the Statement of Operations as “Interest income”.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs and CLOs may charge management fees and administrative expenses.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Disciplined Equity, Large Cap Index, S&P 500 Index, Extended Market Index, Small Cap, Small Cap II, Small/Mid Cap Equity, U.S. Equity Factor Allocation, U.S. Managed Volatility, Opportunistic Income, Emerging Markets Debt and Real Return Funds; declared daily and paid monthly for the Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit, Ultra Short Duration Bond and Intermediate Duration Credit Funds; declared and paid at least annually for the Global Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US, World Select Equity, Emerging Markets Equity, Limited Duration Bond, Dynamic Asset Allocation and Multi-Asset Real Return Funds. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Investments in Real Estate Investment Trusts (“REITs”) — With respect to the Funds, with the exception of the World Equity Ex-US, Screened World Equity Ex-US and Real Return Funds, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Restricted Securities — The Funds may invest in private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have

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generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board. Please refer to the Schedule of Investments for Funds that held Restricted Securities.

Investment in Subsidiary — The Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest in their own Subsidiary. By investing in its Subsidiary, each Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by the applicable Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. A Subsidiary, however, is not registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Thus, the Dynamic Asset Allocation and Multi-Asset Real Return Funds, as investors in their own Subsidiary, will not have all of the protections offered to investors in registered investment companies.

However, each Fund wholly owns and controls its respective Subsidiary, and the Funds and the Subsidiaries are all managed by SIMC, making it unlikely that the Subsidiary will take action contrary to the interests of the applicable Fund or its shareholders. While a Subsidiary has its own Board of Directors (“Board”) that is responsible for overseeing the operations of such Subsidiary, the respective Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the respective Subsidiary, and the Fund’s role as the sole shareholder of such Subsidiary. It is not currently expected that shares of the Subsidiary will be sold or offered to investors other than the respective Fund.

Changes in the laws of the United States and/or the Cayman Islands or governmental interpretation of such laws, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or its respective Subsidiary to operate as intended and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment return.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2024

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements ("ISDA Master Agreements"). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

The notional amounts of the swaps are not recorded in the financial statements; however the notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event were to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows ($ Thousands):

Core Fixed Income Fund Maximum Potential Amount of Future Payments by Contract Term
	0-6 Months	6-12 Months	1-5 Years	5-10 Years	>10 Years	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$—	$164,471	$—	$164,471
Greater than 100	—	—	—	—	—	—
Total	$—	$—	$—	$164,471	$—	$164,471

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

Multi-Asset Real Return Fund Maximum Potential Amount of Future Payments by Contract Term
	0-6 Months	6-12 Months	1-5 Years	5-10 Years	>10 Years	Total
Current credit spread* on underlying (in basis points)
0-400	$—	$—	$—	$16,850	$—	$16,850
Greater than 400	—	—	—	—	1,275	1,275
Total	$—	$—	$—	$16,850	$1,275	$18,125

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments located on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities as of May 31, 2024 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value
Large Cap Fund
Equity contracts	Unrealized appreciation on futures contracts	$165	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$165			$—

Large Cap Disciplined Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$257	*	Unrealized depreciation on futures contracts	$—	*
	Unrealized appreciation on swap contracts	3,763	†	Unrealized depreciation on swap contracts	—	†
Total derivatives not accounted for as hedging instruments		$4,020			$—

SEI Institutional Investments Trust

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value
Large Cap Index Fund
Equity contracts	Unrealized appreciation on futures contracts	$722	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$722			$—

S&P 500 Index Fund
Equity contracts	Unrealized appreciation on futures contracts	$1,462	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$1,462			$—

Extended Market Index Fund
Equity contracts	Unrealized appreciation on futures contracts	$749	*	Unrealized depreciation on futures contracts	$49	*
Total derivatives not accounted for as hedging instruments		$749			$49

Small Cap Fund
Equity contracts	Unrealized appreciation on futures contracts	$96	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$96			$—

Small Cap II Fund
Equity contracts	Unrealized appreciation on futures contracts	$61	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$61			$—

Small/Mid Cap Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$126	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$126			$—

U.S. Equity Factor Allocation Fund
Equity contracts	Unrealized appreciation on futures contracts	$225	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$225			$—

U.S. Managed Volatility Fund
Equity contracts	Unrealized appreciation on futures contracts	$144	*	Unrealized depreciation on futures contracts	$—
Total derivatives not accounted for as hedging instruments		$144			$—

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2024

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value
Global Managed Volatility Fund
Equity contracts	Unrealized appreciation on futures contracts	$10	*	Unrealized depreciation on futures contracts	$22	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	622		Unrealized loss on forward foreign currency contracts	1,295
Total derivatives not accounted for as hedging instruments		$632			$1,317

World Equity Ex-US Fund
Equity contracts	Unrealized appreciation on futures contracts	$615	*	Unrealized depreciation on futures contracts	$226	*
	Unrealized appreciation on swap contracts	7,133	†	Unrealized depreciation on swap contracts	—	†
Total derivatives not accounted for as hedging instruments		$7,748			$226

Screened World Equity Ex-US Fund
Equity contracts	Unrealized appreciation on futures contracts	$1	*	Unrealized depreciation on futures contracts	$14	*
	Unrealized appreciation on swap contracts	182	†	Unrealized depreciation on swap contracts	—	†
Total derivatives not accounted for as hedging instruments		$183			$14

World Select Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$58	*	Unrealized depreciation on futures contracts	$16	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	305		Unrealized loss on forward foreign currency contracts	303
Total derivatives not accounted for as hedging instruments		$363			$319

Emerging Markets Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$—	*	Unrealized depreciation on futures contracts	$132	*
Total derivatives not accounted for as hedging instruments		$—			$132

Opportunistic Income Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$6	*	Unrealized depreciation on futures contracts	$2	*
Total derivatives not accounted for as hedging instruments		$6			$2

Core Fixed Income Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$1,412	*	Unrealized depreciation on futures contracts	$4,125	*
	Unrealized appreciation on swap contracts	6,086	†	Unrealized depreciation on swap contracts	300	†
	Investments, at value**	43		Options written, at value	264
Credit contracts	Unrealized appreciation on swap contracts	151	†	Unrealized depreciation on swap contracts	—	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$414		Unrealized loss on forward foreign currency contracts	$252

SEI Institutional Investments Trust

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value
Total derivatives not accounted for as hedging instruments		$8,106			$4,941

High Yield Bond Fund
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$—		Unrealized loss on forward foreign currency contracts	$3
Total derivatives not accounted for as hedging instruments		$—			$3

Long Duration Fund
Interest rate contracts	Unrealized appreciation on future contracts	$90	*	Unrealized depreciation on future contracts	$338	*
	Unrealized appreciation on swap contracts	121	†	Unrealized depreciation on swap contracts	—	†
Total derivatives not accounted for as hedging instruments		$211			$338

Long Duration Credit Fund
Interest rate contracts	Unrealized appreciation on future contracts	$313	*	Unrealized depreciation on future contracts	$1,468	*
	Unrealized appreciation on swap contracts	190	†	Unrealized depreciation on swap contracts	—	†
Total derivatives not accounted for as hedging instruments		$503			$1,468

Ultra Short Duration Bond Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$14	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$14			$—

Emerging Markets Debt Fund
Interest rate contracts	Unrealized appreciation on swaps contracts	$1,968	†	Unrealized depreciation on swap contracts	$3,616	†
	Unrealized appreciation on future contracts	702	*	Unrealized depreciation on future contracts	251	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	13,563		Unrealized loss on forward foreign currency contracts	16,661
Credit contracts	Unrealized appreciation on swap contracts	—	†	Unrealized depreciation on swap contracts	628	†
Total derivatives not accounted for as hedging instruments		$16,233			$21,156

Limited Duration Bond Fund
Interest rate contracts	Unrealized appreciation on future contracts	$265	*	Unrealized depreciation on future contracts	$25	*
Total derivatives not accounted for as hedging instruments		$265			$25

Intermediate Duration Credit Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$207	*	Unrealized depreciation on futures contracts	$63	*
Total derivatives not accounted for as hedging instruments		$207			$63

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2024

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value
Dynamic Asset Allocation Fund
Interest rate contracts	Unrealized appreciation on swaps contracts	$43,639	†	Unrealized depreciation on swap contracts	$22,695	†
Commodity contracts	Unrealized appreciation on swap contracts	3,302	†	Unrealized depreciation on swap contracts	—	†
Equity contracts	Unrealized appreciation on futures contracts	8,369	*	Unrealized depreciation on futures contracts	—	*
	Investments, at value**	16,253		Options and swaptions written, at value	10,997
Foreign exchange contracts	Investments, at value**	5,375		Options and swaptions written, at value	1,322
Total derivatives not accounted for as hedging instruments		$76,938			$35,014

Multi-Asset Real Return Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$31	*	Unrealized depreciation on futures contracts	$146	*
	Unrealized appreciation on swap contracts	964	†	Unrealized depreciation on swap contracts	—	†
Equity contracts	Unrealized appreciation on futures contracts	—	*	Unrealized depreciation on futures contracts	375	*
Credit contracts	Unrealized appreciation on swaps contracts	24	†	Unrealized depreciation on swaps contracts	159	†
Commodity contracts	Unrealized appreciation on futures contracts	12,454	*	Unrealized depreciation on futures contracts	3,601	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	14		Unrealized loss on forward foreign currency contracts	—
Total derivatives not accounted for as hedging instruments		$13,487			$4,281

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments or Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

** Includes purchased options and/or swaptions.

† Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments or Consolidated Schedule of Investments. Market Value is reported within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statements of Operations or Consolidated Statements of Operations for the year ended May 31, 2024.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Large Cap Fund
Equity contracts	$—	$—	$1,323	$—	$—	$1,323
Total	$—	$—	$1,323	$—	$—	$1,323

Large Cap Disciplined Equity Fund
Equity contracts	$—	$—	$2,560	$—	$26,134	$28,694
Total	$—	$—	$2,560	$—	$26,134	$28,694

Large Cap Index Fund
Equity contracts	$—	$—	$5,372	$—	$—	$5,372
Total	$—	$—	$5,372	$—	$—	$5,372

S&P 500 Index Fund
Equity contracts	$—	$—	$16,789	$—	$—	$16,789
Total	$—	$—	$16,789	$—	$—	$16,789

SEI Institutional Investments Trust

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Extended Market Index Fund
Equity contracts	$—	$—	$2,748	$—	$—	$2,748
Total	$—	$—	$2,748	$—	$—	$2,748

Small Cap Fund
Equity contracts	$—	$—	$43	$—	$—	$43
Total	$—	$—	$43	$—	$—	$43

Small Cap II Fund
Equity contracts	$—	$—	$45	$—	$—	$45
Total	$—	$—	$45	$—	$—	$45

Small/Mid Cap Equity Fund
Equity contracts	$—	$—	$(4)	$—	$—	$(4)
Total	$—	$—	$(4)	$—	$—	$(4)

U.S. Equity Factor Allocation Fund
Equity contracts	$—	$—	$935	$—	$—	$935
Total	$—	$—	$935	$—	$—	$935

U.S. Managed Volatility Fund
Equity contracts	$—	$—	$2,139	$—	$—	$2,139
Total	$—	$—	$2,139	$—	$—	$2,139

Global Managed Volatility Fund
Foreign exchange contracts	$—	$—	$—	$19,390	$—	$19,390
Equity contracts	—	—	4,093	—	—	4,093
Total	$—	$—	$4,093	$19,390	$—	$23,483

World Equity Ex-US Fund
Foreign exchange contracts	$—	$—	$—	$486	$—	$486
Equity contracts	—	—	24,388	—	6,641	31,029
Total	$—	$—	$24,388	$486	$6,641	$31,515

Screened World Equity Ex-US Fund
Foreign exchange contracts	$—	$—	$—	$10	$—	$10
Equity contracts	—	—	540	—	379	919
Total	$—	$—	$540	$10	$379	$929

World Select Equity Fund
Interest rate contracts	$—	$70	$—	$—	$—	$70
Foreign exchange contracts	(362)	—	—	(554)	—	(916)
Equity contracts	—	—	2,066	—	—	2,066
Total	$(362)	$70	$2,066	$(554)	$—	$1,220

Emerging Markets Equity Fund
Equity contracts	$—	$—	$433	$—	$—	$433
Total	$—	$—	$433	$—	$—	$433

Opportunistic Income Fund
Interest rate contracts	$—	$—	$331	$—	$—	$331
Total	$—	$—	$331	$—	$—	$331

Core Fixed Income Fund
Interest rate contracts	$(15,616)	$17,029	$(54,045)	$—	$24,817	$(27,815)
Foreign exchange contracts	—	—	—	(146)	—	(146)
Credit contracts	—	—	—	—	5,964	5,964
Total	$(15,616)	$17,029	$(54,045)	$(146)	$30,781	$(21,997)

High Yield Bond Fund
Foreign exchange contracts	$—	$—	$—	$23	$—	$23
Total	$—	$—	$—	$23	$—	$23

Long Duration Fund
Interest rate contracts	$—	$—	$(4,073)	$—	$196	$(3,877)
Total	$—	$—	$(4,073)	$—	$196	$(3,877)

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2024

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Long Duration Credit Fund
Interest rate contracts	$—	$—	$(10,235)	$—	$307	$(9,928)
Total	$—	$—	$(10,235)	$—	$307	$(9,928)

Ultra Short Duration Bond Fund
Interest rate contracts	$—	$—	$300	$—	$—	$300
Total	$—	$—	$300	$—	$—	$300

Emerging Markets Debt Fund
Interest rate contracts	$—	$—	$(4,707)	$—	$(3,241)	$(7,948)
Foreign exchange contracts	—	—	—	7,447	—	7,447
Credit contracts	—	—	—	—	(1,194)	(1,194)
Total	$—	$—	$(4,707)	$7,447	$(4,435)	$(1,695)

Limited Duration Bond Fund
Interest rate contracts	$—	$—	$2,657	$—	$—	$2,657
Total	$—	$—	$2,657	$—	$—	$2,657

Intermediate Duration Credit Fund
Interest rate contracts	$—	$—	$91	$—	$—	$91
Total	$—	$—	$91	$—	$—	$91

Dynamic Asset Allocation Fund
Interest rate contracts	$—	$—	$—	$—	$(22,640)	$(22,640)
Foreign exchange contracts	1,681	—	—	—	—	1,681
Equity contracts	(15,264)	3,283	41,285	—	—	29,304
Commodity contracts	—	—	—	—	10,255	10,255
Total	$(13,583)	$3,283	$41,285	$—	$(12,385)	$18,600

Multi-Asset Real Return Fund
Interest rate contracts	$—	$—	$(1,438)	$—	$972	$(466)
Foreign exchange contracts	—	—	—	67	—	67
Credit contracts	—	—	—	—	(557)	(557)
Equity contracts	(374)	213	(8,548)	—	—	(8,709)
Commodity contracts	—	—	(4,903)	—	—	(4,903)
Total	$(374)	$213	$(14,889)	$67	$415	$(14,568)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Large Cap Fund
Equity contracts	$—	$—	$70	$—	$—	$70
Total	$—	$—	$70	$—	$–	$70

Large Cap Disciplined Equity Fund
Equity contracts	$—	$—	$114	$—	$651	$765
Total	$—	$—	$114	$—	$651	$765

Large Cap Index Fund
Equity contracts	$—	$—	$481	$—	$—	$481
Total	$—	$—	$481	$—	$–	$481

S&P 500 Index Fund
Equity contracts	$—	$—	$(535)	$—	$—	$(535)
Total	$—	$—	$(535)	$—	$–	$(535)

Extended Market Index Fund
Equity contracts	$—	$—	$949	$—	$—	$949
Total	$—	$—	$949	$—	$–	$949

Small Cap Fund
Equity contracts	$—	$—	$96	$—	$—	$96
Total	$—	$—	$96	$—	$–	$96

SEI Institutional Investments Trust

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Small Cap II Fund
Equity contracts	$—	$—	$61	$—	$—	$61
Total	$—	$—	$61	$—	$–	$61

Small/Mid Cap Equity Fund
Equity contracts	$—	$—	$126	$—	$—	$126
Total	$—	$—	$126	$—	$–	$126

U.S. Equity Factor Allocation Fund
Equity contracts	$—	$—	$184	$—	$—	$184
Total	$—	$—	$184	$—	$–	$184

U.S. Managed Volatility Fund
Equity contracts	$—	$—	$73	$—	$—	$73
Total	$—	$—	$73	$—	$–	$73

Global Managed Volatility Fund
Foreign exchange contracts	—	—	—	(4,245)	—	(4,245)
Equity contracts	$—	$—	$(58)	$—	$—	$(58)
Total	$—	$—	$(58)	$(4,245)	$–	$(4,303)

World Equity Ex-US Fund
Equity contracts	$—	$—	$2,455	$—	$8,049	$10,504
Total	$—	$—	$2,455	$—	$8,049	$10,504

Screened World Equity Ex-US Fund
Equity contracts	$—	$—	$6	$—	$94	$100
Total	$—	$—	$6	$—	$94	$100

World Select Equity Fund
Foreign exchange contracts	$(13)	$—	$—	$24	$—	$11
Equity contracts	—	—	41	—	—	41
Total	$(13)	$—	$41	$24	$–	$52

Emerging Markets Equity Fund
Equity contracts	$—	$—	$302	$—	$—	$302
Total	$—	$—	$302	$—	$–	$302

Opportunistic Income Fund
Interest rate contracts	$—	$—	$(2)	$—	$—	$(2)
Total	$—	$—	$(2)	$—	$–	$(2)

Core Fixed Income Fund
Interest rate contracts	$411	$(304)	$(2,698)	$—	$(11,491)	$(14,082)
Foreign exchange contracts	—	—	—	246	—	246
Credit contracts	—	—	—	—	(1,147)	(1,147)
Total	$411	$(304)	$(2,698)	$246	$(12,638)	$(14,983)

High Yield Bond Fund
Foreign exchange contracts	$—	$—	$—	$(3)	$—	$(3)
Total	$—	$—	$—	$(3)	$–	$(3)

Long Duration Fund
Interest rate contracts	$—	$—	$(505)	$—	$80	$(425)
Total	$—	$—	$(505)	$—	$80	$(425)

Long Duration Credit Fund
Interest rate contracts	$—	$—	$(1,138)	$—	$126	$(1,012)
Total	$—	$—	$(1,138)	$—	$126	$(1,012)

Ultra Short Duration Bond Fund
Interest rate contracts	$—	$—	$18	$—	$—	$18
Total	$—	$—	$18	$—	$–	$18

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2024

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Emerging Markets Debt Fund
Interest rate contracts	$—	$—	$2,079	$—	$211	$2,290
Foreign exchange contracts	—	—	—	(5,759)	—	(5,759)
Credit contracts	—	—	—	—	(596)	(596)
Total	$—	$—	$2,079	$(5,759)	$(385)	$(4,065)

Limited Duration Bond Fund
Interest rate contracts	$—	$—	$579	$—	$—	$579
Total	$—	$—	$579	$—	$–	$579

Intermediate Duration Credit Fund
Interest rate contracts	$—	$—	$664	$—	$—	$664
Total	$—	$—	$664	$—	$–	$664

Dynamic Asset Allocation Fund
Interest rate contracts	$—	$—	$—	$—	$30,588	$30,588
Foreign exchange contracts	(929)	(8,106)	—	—	—	(9,035)
Equity contracts	6,249	1,179	1,122	—	—	8,550
Commodity contracts	—	—	—	—	3,302	3,302
Total	$5,320	$(6,927)	$1,122	$—	$33,890	$33,405

Multi-Asset Real Return Fund
Interest rate contracts	$—	$—	$183	$—	$2,173	$2,356
Foreign exchange contracts	—	—	—	(56)	—	(56)
Credit contracts	—	—	—	—	446	446
Equity contracts	—	—	1,606	—	—	1,606
Commodity contracts	—	—	17,702	—	—	17,702
Total	$—	$—	$19,491	$(56)	$2,619	$22,054

The following table discloses the average quarterly balances of the Funds' derivative activity during the year ended May 31, 2024 ($ Thousands):

	Large Cap Fund	Large Cap Disciplined Equity Fund	Large Cap Index Fund	S&P 500 Index Fund	Extended Market Index Fund
Futures Contracts:
Average Notional Balance Long	$7,732	$5,486	$41,441	$92,056	$8,583
Total Return Swaps
Average Notional Balance Long	–	36,924	–	–	–
Average Notional Balance Short	–	–	–	–	–

	Small Cap Fund	Small Cap II Fund	Small/Mid Cap Equity Fund	U.S. Equity Factor Allocation Fund	U.S. Managed Volatility Fund
Futures Contracts:
Average Notional Balance Long	$1,649	$787	$2,002	$9,621	$8,801

	Global Managed Volatility Fund	World Equity Ex-US Fund	Screened World Equity Ex-US Fund	World Select Equity Fund
Futures Contracts:
Average Notional Balance Long	$19,708	$82,014	$2,163	$17,055
Average Notional Balance Short	–	–	–	8,028
Forward Foreign Currency Contracts:
Average Notional Balance Long	660,345	–	–	228,136
Average Notional Balance Short	661,362	–	–	228,161
Total Return Swaps
Average Notional Balance Long	–	–	–	–
Average Notional Balance Short	–	852	250	–
Options/Swaptions:

SEI Institutional Investments Trust

	Global Managed Volatility Fund	World Equity Ex-US Fund	Screened World Equity Ex-US Fund	World Select Equity Fund
Options/Swaptions: (continued)
Average Notional Balance Long†	–	–	–	26

	Emerging Markets Equity Fund	Opportunistic Income Fund	Core Fixed Income Fund	High Yield Bond Fund
Futures Contracts:
Average Notional Balance Long	$16,661	$–	$1,567,888	$–
Average Notional Balance Short	–	7,609	562,853	–
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	–	21,974	729
Average Notional Balance Short	–	–	21,987	722
Credit Default Swaps:
Average Notional Balance Sell Protection	–	–	197,047	–
Interest Rate Swaps
Average Notional Balance	–	–	378,224	–
Options/Swaptions:
Average Notional Balance Long†	–	–	980	–
Average Notional Balance Short†	–	–	1,209	–

	Long Duration Fund	Long Duration Credit Fund	Ultra Short Duration Bond Fund	Emerging Markets Debt Fund
Futures Contracts:
Average Notional Balance Long	$87,696	$298,039	$6,929	$111,603
Average Notional Balance Short	32,183	83,545	6,967	36,022
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	–	–	155,539
Average Notional Balance Short	–	–	–	155,901
Credit Default Swaps:
Average Notional Balance Buy Protection	–	–	–	31,759
Interest Rate Swaps
Average Notional Balance	1,836	2,882	–	342,553

	Limited Duration Bond Fund	Intermediate Duration Credit Fund	Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund
Futures Contracts:
Average Notional Balance Long	$67,472	$127,429	$288,359	$220,993
Average Notional Balance Short	76,960	76,332	–	89,286
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	–	–	2,420
Average Notional Balance Short	–	–	–	2,424
Credit Default Swaps:
Average Notional Balance Buy Protection	–	–	–	17,492
Average Notional Balance Sell Protection	–	–	–	18,183
Total Return Swaps
Average Notional Balance Long	–	–	219,516	–
Average Notional Balance Short	–	–	–	–
Interest Rate Swaps
Average Notional Balance	–	–	6,326,315	59,848
Options/Swaptions:
Average Notional Balance Long†	–	–	14,023	52
Average Notional Balance Short†	–	–	4,444	21

† Represents cost.

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions,

and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2024

organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. Refer to each Fund’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities for market value, variation margin, and collateral of exchange-traded or centrally cleared financial derivative instruments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by derivative type of the market value of OTC financial derivative instruments and collateral (received) pledged as of May 31, 2024 ($ Thousands):

	Financial Derivative Assets				Financial Derivative Liabilities
Large Cap Disciplined Equity Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Bank of America Merrill Lynch	$—	$—	$3,763	$3,763	$—	$—	$—	$—	$—	$3,763	$—	$3,763
Total Over the Counter	$—	$—	$3,763	$3,763	$—	$—	$—	$—	$—

SEI Institutional Investments Trust

	Financial Derivative Assets				Financial Derivative Liabilities
Global Managed Volatility Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Barclays PLC	$35	$—	$—	$35	$—	$—	$—	$—	$—	$35	$—	$35
BNP Paribas	—	—	—	—	650	—	—	—	650	(650)	—	(650)
Brown Brothers Harriman	23	—	—	23	10	—	—	—	10	13	—	13
Standard Chartered	532	—	—	532	64	—	—	—	64	468	—	468
Westpac Banking	32	—	—	32	571	—	—	—	571	(539)	—	(539)
Total Over the Counter	$622	$—	$—	$622	$1,295	$—	$—	$—	$1,295

	Financial Derivative Assets				Financial Derivative Liabilities
World Equity Ex-US Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Morgan Stanley	$—	$—	$7,133	$7,133	$—	$—	$—	$—	$—	$7,133	$(7,133)	$—
Total Over the Counter	$—	$—	$7,133	$7,133	$—	$—	$—	$—	$—

	Financial Derivative Assets				Financial Derivative Liabilities
Screened World Equity Ex-US Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Morgan Stanley	$—	$—	$182	$182	$—	$—	$—	$—	$—	$182	$(182)	$—
Total Over the Counter	$—	$—	$182	$182	$—	$—	$—	$—	$—

	Financial Derivative Assets				Financial Derivative Liabilities
World Select Equity Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Barclays PLC	$47	$—	$—	$47	$97	$—	$—	$—	$97	$(50)	$—	$(50)
BNP Paribas	45	—	—	45	93	—	—	—	93	(48)	—	(48)
Brown Brothers Harriman	10	—	—	10	11	—	—	—	11	(1)	—	(1)
Standard Chartered	70	—	—	70	20	—	—	—	20	50	—	50
Westpac Banking	133	—	—	133	82	—	—	—	82	51	—	51
Total Over the Counter	$305	$—	$—	$305	$303	$—	$—	$—	$303

	Financial Derivative Assets				Financial Derivative Liabilities
Core Fixed Income Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
BNP Paribas	$257	$—	$—	$257	$56	$—	$—	$—	$56	$201	$—	$201
Citigroup	50	—	—	50	143	—	—	—	143	(93)	—	(93)
Goldman Sachs	16	—	—	16	53	—	—	—	53	(37)	—	(37)
Morgan Stanley	91	—	—	91	—	—	—	—	—	91	—	91
Total Over the Counter	$414	$—	$—	$414	$252	$—	$—	$—	$252

	Financial Derivative Assets				Financial Derivative Liabilities
High Yield Bond Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Barclays PLC	$—	$—	$—	$—	$3	$—	$—	$—	$3	$(3)	$—	$(3)
Total Over the Counter	$—	$—	$—	$—	$3	$—	$—	$—	$3

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2024

	Financial Derivative Assets				Financial Derivative Liabilities
Emerging Markets Debt Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Bank of America	$9	$—	$—	$9	$—	$—	$—	$—	$—	$9	$—	$9
Barclays PLC	1,782	—	—	1,782	254	—	—	—	254	1,528	—	1,528
BNP Paribas	218	—	—	218	214	—	—	—	214	4	—	4
Citigroup	2,126	—	47	2,173	3,995	—	372	—	4,367	(2,194)	1,950	(244)
Deutsche Bank	39	—	—	39	—	—	—	—	—	39	—	39
Goldman Sachs	2,751	—	42	2,793	4,635	—	—	—	4,635	(1,842)	840	(1,002)
HSBC	—	—	—	—	5	—	—	—	5	(5)	—	(5)
JPMorgan Chase Bank	2,635	—	—	2,635	2,794	—	211	—	3,005	(370)	370	—
Merrill Lynch	825	—	—	825	19	—	—	—	19	806	—	806
Midland Walwyn Capital Inc.	154	—	—	154	10	—	—	—	10	144	—	144
Morgan Stanley	171	—	415	586	397	—	71	—	468	118	—	118
SCB Securities	64	—	—	64	163	—	—	—	163	(99)	—	(99)
Standard Bank	2,713	—	—	2,713	3,500	—	—	—	3,500	(787)	—	(787)
Standard Chartered	36	—	—	36	675	—	—	—	675	(639)	450	(189)
State Street	40	—	—	40	—	—	—	—	—	40	—	40
Total Over the Counter	$13,563	$—	$504	$14,067	$16,661	$—	$654	$—	$17,315

	Financial Derivative Assets				Financial Derivative Liabilities
Dynamic Asset Allocation Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Bank of America Merrill Lynch	$—	$16,019	$—	$16,019	$—	$10,897	$—	$—	$10,897	$5,122	$—	$5,122
Goldman Sachs	—	—	3,302	3,302	—	—	—	—	—	3,302	—	3,302
Total Over the Counter	$—	$16,019	$3,302	$19,321	$—	$10,897	$—	$—	$10,897

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Real Return Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Brown Brothers Harriman	$14	$—	$—	$14	$—	$—	$—	$—	$—	$14	$—	$14
Credit Suisse	—	—	—	—	—	—	29	—	29	(29)	10	(19)
Citigroup	—	—	—	—	—	—	18	—	18	(18)	—	(18)
Deutsche Bank	—	—	—	—	—	—	25	—	25	(25)	25	—
Goldman Sachs	—	—	—	—	—	—	92	—	92	(92)	—	(92)
HSBC	—	—	—	—	—	—	—	94,748	94,748	(94,748)	—	(94,748)
Total Over the Counter	$14	$—	$—	$14	$—	$—	$164	$94,748	$94,912

(1) Excess collateral pledged is not shown for financial reporting purposes.

(2) Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

5. BASIS FOR CONSOLIDATION FOR THE DYNAMIC ASSET ALLOCATION AND MULTI-ASSET REAL RETURN FUNDS

The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows, and the Consolidated Financial Highlights of the Dynamic Asset Allocation and Multi-Asset Real Return Funds include the accounts of their respective Subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation for the Funds. The Subsidiaries have a fiscal year end of May 31 for financial statement consolidation purposes and a nonconforming tax year end of April 30.

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). The Subsidiaries taxable income is included in the calculation of the Funds’ taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest up to 25% of their total assets in their respective Subsidiary.

SEI Institutional Investments Trust

A summary of the Funds’ investments in the Subsidiaries are as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at May 31, 2024 ($ Thousands)	% of Total Net Assets at May 31, 2024
DAA Commodity Strategy
Subsidiary, Ltd.	January 28, 2014	$276,662	16.3%

MARR Commodity Strategy
Subsidiary, Ltd.	June 27, 2013	$162,029	20.1%

6. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SEI Investments Global Funds Services (the “Administrator”) serves as administrator to the Funds. The Administrator provides certain administrative and shareholder servicing for an annual fee of 0.05% of the average daily net assets of each Fund. For the year ended May 31, 2024, the Administrator has voluntarily agreed to waive all of its fees. The Funds’ Administrator may discontinue all or part of these voluntary waivers at any time.

SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, based on the average daily net assets of each Fund. SIMC plans to voluntarily waive a portion of its fees in order to keep investment advisory fees at a specified level. The Funds’ Adviser may discontinue all or part of these voluntary waivers at any time. Accordingly, the advisory fee and voluntary expense limitations for each Fund are as follows:

	Advisory Fees	Investment Advisory Fees After Fee Waivers
Large Cap Fund	0.40%	0.16%
Large Cap Disciplined Equity Fund	0.40	0.17
Large Cap Index Fund	0.05	0.01
S&P 500 Index Fund	0.03	0.01
Extended Market Index Fund	0.12	0.03
Small Cap Fund	0.65	0.41
Small Cap II Fund	0.65	0.41
Small/Mid Cap Equity Fund	0.65	0.39
U.S. Equity Factor Allocation Fund	0.25	0.00
U.S. Managed Volatility Fund	0.65	0.18
Global Managed Volatility Fund	0.65	0.22
World Equity Ex-US Fund	0.55	0.24
Screened World Equity Ex-US Fund	0.65	0.23
World Select Equity Fund	0.55	0.22
Emerging Markets Equity Fund(1)	0.85	0.55
Opportunistic Income Fund	0.45	0.23

	Advisory Fees	Investment Advisory Fees After Fee Waivers
Core Fixed Income Fund	0.30	0.10
High Yield Bond Fund	0.4875	0.27
Long Duration Fund	0.30	0.12
Long Duration Credit Fund	0.30	0.13
Ultra Short Duration Bond Fund	0.15	0.10
Emerging Markets Debt Fund(2)	0.65	0.38
Real Return Fund	0.22	0.00
Limited Duration Bond Fund	0.25	0.09
Intermediate Duration Credit Fund	0.25	0.13
Dynamic Asset Allocation Fund	0.60	0.01
Multi-Asset Real Return Fund	0.55	0.18

(1) Prior to July 1, 2023, the advisory fee for the Emerging Markets Equity Fund (the “Fund”) was 1.05%. Prior to July 1, 2023, SIMC contractually agreed to waive its advisory fee as necessary to keep the advisory fees paid by the Fund during the fiscal year from exceeding 0.95%. The agreement was terminated with the consent of the Board of Trustees.

(2) Prior to July 1, 2023, the advisory fee for the Emerging Markets Debt Fund was 0.85%.

As of May 31, 2024, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser

Large Cap Fund

Acadian Asset Management LLC

Copeland Capital Management, LLC

Cullen Capital Management LLC

Fred Alger Management, LLC

LSV Asset Management*

Mar Vista Investment Partners, LLC

Large Cap Disciplined Equity Fund

Acadian Asset Management LLC

Brandywine Global Investment Management, LLC

Copeland Capital Management, LLC

Mackenzie Investments Corporation

Large Cap Index Fund

SSGA Funds Management, Inc.

S&P 500 Index Fund

SSGA Funds Management, Inc.

Extended Market Index Fund

SSGA Funds Management, Inc.

Small Cap Fund

Axiom Investors LLC

EAM Investors, LLC

Los Angeles Capital Management LLC

LSV Asset Management*

Martingale Asset Management, L.P.

Small Cap II Fund

Copeland Capital Management, LLC

EAM Investors, LLC

Easterly Investment Partners LLC

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2024

Leeward Investments, LLC

Los Angeles Capital Management, LLC

Small/Mid Cap Equity Fund

Axiom Investors LLC

Copeland Capital Management, LLC

Geneva Capital Management LLC

Jackson Creek Investment Advisors LLC

LSV Asset Management*

U.S. Managed Volatility Fund

Allspring Global Investments, LLC

LSV Asset Management*

Global Managed Volatility Fund

Acadian Asset Management, LLC

Allspring Global Investments, LLC

LSV Asset Management*

World Equity Ex-US Fund

Acadian Asset Management LLC

Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust

Jupiter Asset Management Limited

Lazard Asset Management LLC

Pzena Investment Management, LLC

Screened World Equity Ex-US Fund

Acadian Asset Management LLC

Jupiter Asset Management Limited

Lazard Asset Management LLC

World Select Equity Fund

Jupiter Asset Management, Ltd.

Lazard Asset Management LLC

LSV Asset Management*

Poplar Forest Capital LLC

Rhicon Currency Management Pte Ltd.

PineStone Asset Management, Inc.

Towle & Co.

Emerging Markets Equity Fund

Causeway Capital Management LLC

JOHCM (USA) Inc.

Robeco Institutional Asset Management US Inc.

RWC Asset Advisers (US) LLC

WCM Investment Management, LLC

Opportunistic Income Fund

Ares Capital Management II, LLC

Manulife Investment Management (US) LLC

Wellington Management Company, LLP

Core Fixed Income Fund

Allspring Global Investments, LLC

Jennison Associates LLC

MetLife Investment Management, LLC

Metropolitan West Asset Management, LLC

Western Asset Management Company, LLC

Western Asset Management Company Limited

High Yield Bond Fund

Ares Capital Management II, LLC

Benefit Street Partners, LLC

Brigade Capital Management, LP

J.P. Morgan Investment Management, Inc.

T. Rowe Price Associates, Inc.

Long Duration Fund

Income Research & Management

Jennison Associates LLC

Legal & General Investment Management America, Inc.

Metropolitan West Asset Management, LLC

Long Duration Credit Fund

Income Research & Management

Jennison Associates LLC

Legal & General Investment Management America, Inc.

MetLife Investment Management, LLC

Metropolitan West Asset Management, LLC

Ultra Short Duration Bond Fund

MetLife Investment Management, LLC

Wellington Management Company, LLP

Emerging Markets Debt Fund

Colchester Global Investors Limited

Grantham, Mayo, van Otterloo & Co. LLC

Marathon Asset Management, L.P.

Ninety One UK Limited

Neuberger Berman Investment Advisers, LLC

Limited Duration Bond Fund

MetLife Investment Management, LLC

Metropolitan West Asset Management, LLC

Intermediate Duration Credit Fund

Income Research & Management

Legal & General Investment Management America, Inc.

MetLife Investment Management, LLC

Dynamic Asset Allocation Fund

SSGA Funds Management, Inc.

Multi-Asset Real Return Fund

AllianceBernstein L.P.

Columbia Management Investment Advisers, LLC

Credit Suisse Asset Management, LLC

Franklin Advisers, Inc.

* Affiliated

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”), serves as each Fund’s Distributor pursuant to a Distribution Agreement with the Trust.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with Securities and Exchange Commission (“SEC”) rules. Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers and/or Directors of the Distributor, the Adviser and/or the Administrator. The

SEI Institutional Investments Trust

Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly and interim meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Distributor or Administrator.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations.

LSV Asset Management (partially-owned subsidiary of SIMC) serves as a sub-adviser to the Large Cap, Small Cap, Small/Mid Cap Equity, Global Managed Volatility, U.S. Managed Volatility and World Select Equity Funds. For this service, LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the year ended May 31, 2024, were as follows ($ Thousands):

Large Cap Fund	$208
Small Cap Fund	309
Small/Mid Cap Equity Fund	919
U.S. Managed Volatility Fund	934
Global Managed Volatility Fund	2,258
World Select Equity Fund	33

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of each Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, can be found on the Statements of Operations or Consolidated Statement of Operations and the effect on each Fund’s expense ratio, as a percentage of each Fund’s average daily net assets for the year ended May 31, 2024, can be found on the Financial Highlights or Consolidated Financial Highlights.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust (“SDIT”) Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions.

A Fund may purchase companies with which it is affiliated to the extent these companies are represented in its benchmark index.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula annually reviewed by the SEI Funds’ Board of Trustees. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

As of and during the year ended May 31, 2024, the Trust did not participate in the program.

7. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds were as follows (Thousands):

	Large Cap Fund		Large Cap Disciplined Equity Fund		Large Cap Index Fund		S&P 500 Index Fund
	6/1/2023 to 5/31/2024	6/1/2022 to 5/31/2023	6/1/2023 to 5/31/2024	6/1/2022 to 5/31/2023	6/1/2023 to 5/31/2024	6/1/2022 to 5/31/2023	6/1/2023 to 5/31/2024	6/1/2022 to 5/31/2023
Class A:
Shares Issued	1,834	3,169	8,468	19,785	1,145	771	25,459	21,321
Shares Issued in Lieu of Dividends and Distributions	3,771	6,188	5,199	7,268	1,081	1,336	20,752	21,700
Shares Redeemed	(7,077)	(7,272)	(48,178)	(33,032)	(2,386)	(2,246)	(82,203)	(63,817)
Total Increase (Decrease) in Shares Derived from Class A Transactions	(1,472)	2,085	(34,511)	(5,979)	(160)	(139)	(35,992)	(20,796)

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2024

	Extended Market Index Fund		Small Cap Fund		Small Cap II Fund		Small/Mid Cap Equity Fund
	6/1/2023 to 5/31/2024	6/1/2022 to 5/31/2023	6/1/2023 to 5/31/2024	6/1/2022 to 5/31/2023	6/1/2023 to 5/31/2024	6/1/2022 to 5/31/2023	6/1/2023 to 5/31/2024	6/1/2022 to 5/31/2023
Class A:
Shares Issued	7,915	9,417	1,512	2,124	1,031	2,445	5,455	14,876
Shares Issued in Lieu of Dividends and Distributions	1,629	3,657	212	1,411	1,173	1,108	1,064	6,732
Shares Redeemed	(26,718)	(23,745)	(2,583)	(2,110)	(6,136)	(8,456)	(18,376)	(25,159)
Total Increase (Decrease) in Shares Derived from Class A Transactions	(17,174)	(10,671)	(859)	1,425	(3,932)	(4,903)	(11,857)	(3,551)

	U.S. Equity Factor Allocation Fund		U.S. Managed Volatility Fund		Global Managed Volatility Fund		World Equity Ex-US Fund
	6/1/2023 to 5/31/2024	6/1/2022 to 5/31/2023	6/1/2023 to 5/31/2024	6/1/2022 to 5/31/2023	6/1/2023 to 5/31/2024	6/1/2022 to 5/31/2023	6/1/2023 to 5/31/2024	6/1/2022 to 5/31/2023
Class A:
Shares Issued	32,666	77,996	13,281	11,046	43,659	39,890	57,956	76,709
Shares Issued in Lieu of Dividends and Distributions	1,504	8,669	8,309	8,165	11,866	21,291	18,607	34,848
Shares Redeemed	(20,703)	(69,770)	(27,807)	(17,181)	(79,734)	(68,707)	(149,339)	(172,989)
Total Increase (Decrease) in Shares Derived from Class A Transactions	13,467	16,895	(6,217)	2,030	(24,209)	(7,526)	(72,776)	(61,432)

	Screened World Equity Ex-US Fund		World Select Equity Fund		Emerging Markets Equity Fund		Opportunistic Income Fund
	6/1/2023 to 5/31/2024	6/1/2022 to 5/31/2023	6/1/2023 to 5/31/2024	6/1/2022 to 5/31/2023	6/1/2023 to 5/31/2024	6/1/2022 to 5/31/2023	6/1/2023 to 5/31/2024	6/1/2022 to 5/31/2023
Class A:
Shares Issued	1,386	920	1,101	419	7,780	18,111	5,862	12,894
Shares Issued in Lieu of Dividends and Distributions	244	589	692	2,253	3,105	5,805	3,930	3,431
Shares Redeemed	(2,056)	(1,641)	(2,461)	(2,416)	(30,738)	(32,000)	(28,228)	(32,807)
Total Increase (Decrease) in Shares Derived from Class A Transactions	(426)	(132)	(668)	256	(19,853)	(8,084)	(18,436)	(16,482)

	Core Fixed Income Fund		High Yield Bond Fund		Long Duration Fund		Long Duration Credit Fund
	6/1/2023 to 5/31/2024	6/1/2022 to 5/31/2023	6/1/2023 to 5/31/2024	6/1/2022 to 5/31/2023	6/1/2023 to 5/31/2024	6/1/2022 to 5/31/2023	6/1/2023 to 5/31/2024	6/1/2022 to 5/31/2023
Class A:
Shares Issued	153,864	85,936	28,416	26,919	16,683	15,213	135,746	153,275
Shares Issued in Lieu of Dividends and Distributions	32,652	28,944	32,629	29,195	4,717	4,405	18,759	15,418
Shares Redeemed	(176,305)	(192,050)	(67,137)	(71,000)	(51,800)	(27,311)	(129,513)	(104,356)
Total Increase (Decrease) in Shares Derived from Class A Transactions	10,211	(77,170)	(6,092)	(14,886)	(30,400)	(7,693)	24,992	64,337

	Ultra Short Duration Bond Fund		Emerging Markets Debt Fund		Real Return Fund		Limited Duration Bond Fund
	6/1/2023 to 5/31/2024	6/1/2022 to 5/31/2023	6/1/2023 to 5/31/2024	6/1/2022 to 5/31/2023	6/1/2023 to 5/31/2024	6/1/2022 to 5/31/2023	6/1/2023 to 5/31/2024	6/1/2022 to 5/31/2023
Class A:
Shares Issued	26,722	13,389	17,001	28,807	6,523	8,200	62,669	82,462
Shares Issued in Lieu of Dividends and Distributions	2,339	1,055	15,119	4,411	1,079	1,730	10,110	4,939
Shares Redeemed	(12,416)	(33,736)	(56,062)	(53,154)	(12,460)	(5,444)	(51,530)	(40,524)
Total Increase (Decrease) in Shares Derived from Class A Transactions	16,645	(19,292)	(23,942)	(19,936)	(4,858)	4,486	21,249	46,877

SEI Institutional Investments Trust

	Intermediate Duration Credit Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund
	6/1/2023 to 5/31/2024	6/1/2022 to 5/31/2023	6/1/2023 to 5/31/2024	6/1/2022 to 5/31/2023	6/1/2023 to 5/31/2024	6/1/2022 to 5/31/2023
Class A:
Shares Issued	107,455	166,371	5,293	24,171	25,990	31,268
Shares Issued in Lieu of Dividends and Distributions	20,344	15,064	9,718	11,479	4,400	11,568
Shares Redeemed	(144,871)	(82,312)	(27,738)	(29,322)	(33,609)	(21,157)
Total Increase (Decrease) in Shares Derived from Class A Transactions	(17,072)	99,123	(12,727)	6,328	(3,219)	21,679

8. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale and maturities of securities other than temporary cash investments, during the year ended May 31, 2024, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund
Purchases	$—	$567,076	$567,076
Sales	—	632,198	632,198
Large Cap Disciplined Equity Fund
Purchases	—	1,576,550	1,576,550
Sales	—	1,868,495	1,868,495
Large Cap Index Fund
Purchases	—	209,337	209,337
Sales	—	463,584	463,584
S&P 500 Index Fund
Purchases	—	243,883	243,883
Sales	—	1,425,460	1,425,460
Extended Market Index Fund
Purchases	—	416,811	416,811
Sales	—	768,981	768,981
Small Cap Fund
Purchases	—	249,546	249,546
Sales	—	265,737	265,737
Small Cap II Fund
Purchases	—	260,975	260,975
Sales	—	317,484	317,484
Small/Mid Cap Equity Fund
Purchases	—	628,090	628,090
Sales	—	754,630	754,630
U.S. Equity Factor Allocation Fund
Purchases	—	769,122	769,122
Sales	—	600,002	600,002
U.S. Managed Volatility Fund
Purchases	—	425,543	425,543
Sales	—	572,471	572,471
Global Managed Volatility Fund
Purchases	—	1,156,661	1,156,661
Sales	—	1,499,086	1,499,086
World Equity Ex-US Fund
Purchases	—	5,648,064	5,648,064
Sales	—	6,503,877	6,503,877
Screened World Equity Ex-US Fund
Purchases	—	171,535	171,535
Sales	—	172,247	172,247
World Select Equity Fund
Purchases	—	196,590	196,590
Sales	—	203,971	203,971

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Emerging Markets Equity Fund
Purchases	—	661,083	661,083
Sales	—	855,970	855,970
Opportunistic Income Fund
Purchases	10,210	89,444	99,654
Sales	19,286	159,123	178,409
Core Fixed Income Fund
Purchases	21,269,763	1,687,102	22,956,865
Sales	20,770,929	2,249,910	23,020,839
High Yield Bond Fund
Purchases	3,568	818,525	822,093
Sales	—	1,071,511	1,071,511
Long Duration Fund
Purchases	477,963	113,790	591,753
Sales	508,461	236,995	745,456
Long Duration Credit Fund
Purchases	1,723,440	1,069,598	2,793,038
Sales	1,702,731	817,549	2,520,280
Ultra Short Duration Bond Fund
Purchases	40,699	275,107	315,806
Sales	33,408	140,312	173,720
Emerging Markets Debt Fund
Purchases	42,336	1,637,355	1,679,691
Sales	22,107	1,905,577	1,927,684
Real Return Fund
Purchases	130,972	—	130,972
Sales	190,025	—	190,025
Limited Duration Bond Fund
Purchases	5,512,831	889,223	6,402,054
Sales	5,570,688	600,940	6,171,628
Intermediate Duration Credit Fund
Purchases	2,973,965	1,867,857	4,841,822
Sales	3,047,608	1,914,377	4,961,985
Dynamic Asset Allocation Fund
Purchases	—	27,073	27,073
Sales	—	476,770	476,770
Multi-Asset Real Return Fund
Purchases	209,201	160,106	369,307
Sales	298,196	203,889	502,085

9. FEDERAL TAX INFORMATION

It is each Fund’s intention to qualify for or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2024

The Dynamic Asset Allocation and Multi-Asset Real Return Funds have investments in commodity linked derivatives through wholly owned Cayman Island subsidiaries (CFCs). On March 19, 2019, The Treasury published final regulation allows regulated investment companies investing in CFCs to treat the required income inclusion as qualifying income.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or distributable earnings (loss), as appropriate, in the period that the differences arise.

	Distributable Earnings (Accumulated Loss) ($ Thousands)	Paid-in- Capital ($ Thousands)
Extended Market Index Fund	$(8)	$8
U.S. Equity Factor Allocation Fund	5	(5)
Global Managed Volatility Fund	8	(8)
Screened World Equity Ex-US Fund	(33)	33
Emerging Markets Debt Fund	(17,828)	17,828

The tax character of dividends and distributions paid during the last two years or periods ended May 31, were as follows:

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Large Cap Fund
2024	$16,817	$41,017	$—	$57,834
2023	14,010	71,794	—	85,804
Large Cap Disciplined Equity Fund
2024	50,974	7,904	—	58,878
2023	24,660	41,628	—	66,288
Large Cap Index Fund
2024	25,250	182,147	—	207,397
2023	29,659	203,175	—	232,834
S&P 500 Index Fund
2024	70,080	359,965	—	430,045
2023	71,949	323,137	—	395,086
Extended Market Index Fund
2024	16,212	11,447	—	27,659
2023	17,382	35,909	—	53,291
Small Cap Fund
2024	2,676	—	—	2,676
2023	2,901	13,653	—	16,554
Small Cap II Fund
2024	4,729	8,479	—	13,208
2023	3,326	8,143	—	11,469
Small/Mid Cap Equity Fund
2024	10,509	—	—	10,509
2023	12,559	48,189	—	60,748
U.S. Equity Factor Allocation Fund
2024	19,210	—	—	19,210
2023	23,120	73,896	—	97,016
U.S. Managed Volatility Fund
2024	20,701	71,212	—	91,913
2023	21,199	76,327	—	97,526
Global Managed Volatility Fund
2024	68,009	62,623	—	130,632
2023	135,718	100,125	—	235,843
World Equity Ex-US Fund
2024	229,297	—	—	229,297
2023	203,931	173,898	—	377,829

SEI Institutional Investments Trust

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Screened World Equity Ex-US Fund
2024	$3,952	$—	$—	$3,952
2023	4,024	4,454	—	8,478
World Select Equity Fund
2024	5,631	2,307	—	7,938
2023	9,257	13,269	—	22,526
Emerging Markets Equity Fund
2024	30,902	—	—	30,902
2023	25,486	25,411	—	50,897
Opportunistic Income Fund
2024	33,561	—	—	33,561
2023	27,938	—	—	27,938
Core Fixed Income Fund
2024	303,930	—	—	303,930
2023	271,106	—	—	271,106
High Yield Bond Fund
2024	245,142	—	—	245,142
2023	223,479	—	—	223,479
Long Duration Fund
2024	28,448	—	—	28,448
2023	27,758	—	—	27,758
Long Duration Credit Fund
2024	147,153	—	—	147,153
2023	125,785	—	—	125,785
Ultra Short Duration Bond Fund
2024	23,200	—	—	23,200
2023	10,522	—	—	10,522
Emerging Markets Debt Fund
2024	134,640	—	—	134,640
2023	37,104	—	—	37,104
Real Return Fund
2024	9,942	—	—	9,942
2023	16,360	—	—	16,360
Limited Duration Bond Fund
2024	97,104	—	—	97,104
2023	47,742	—	—	47,742
Intermediate Duration Credit Fund
2024	176,902	—	—	176,902
2023	132,474	—	—	132,474
Dynamic Asset Allocation Fund
2024	22,062	183,053	—	205,115
2023	106,410	119,465	—	225,875
Multi-Asset Real Return Fund
2024	33,541	—	—	33,541
2023	96,101	—	—	96,101

As of May 31, 2024, the components of distributable earnings (accumulated losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$15,485	$33,905	$—	$—	$—	$245,585	$1	$294,976
Large Cap Disciplined Equity Fund	6,642	123,537	—	—	—	301,176	(7)	431,348
Large Cap Index Fund	10,747	61,082	—	—	—	1,414,927	—	1,486,756
S&P 500 Index Fund	17,623	540,527	—	—	—	2,713,884	(1)	3,272,033

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2024

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Extended Market Index Fund	$2,256	$91,853	$—	$—	$—	$332,655	$1	$426,765
Small Cap Fund	2,164	—	(3,648)	—	—	39,450	1	37,967
Small Cap II Fund	4,753	11,301	—	—	—	46,091	(1)	62,144
Small/Mid Cap Equity Fund	9,673	11,124	—	—	—	157,824	—	178,621
U.S. Equity Factor Allocation Fund	20,499	45,609	—	—	—	331,778	—	397,886
U.S. Managed Volatility Fund	10,658	21,065	—	—	—	121,964	2	153,689
Global Managed Volatility Fund	53,284	35,737	—	—	—	139,272	(1)	228,292
World Equity Ex-US Fund	150,633	—	(163,130)	—	—	1,036,917	—	1,024,420
Screened World Equity Ex-US Fund	1,773	—	(311)	—	—	12,692	1	14,155
World Select Equity Fund	5,559	9,147	—	—	—	50,448	1	65,155
Emerging Markets Equity Fund	22,556	16,971	—	—	—	66,560	(1)	106,086
Opportunistic Income Fund	13,217	—	(47,350)	—	—	(3,424)	—	(37,557)
Core Fixed Income Fund	25,751	—	(1,133,904)	—	—	(427,852)	(31,109)	(1,567,114)
High Yield Bond Fund	61,832	—	(435,190)	—	—	(259,542)	(15,394)	(648,294)
Long Duration Fund	171	—	(134,444)	—	—	(52,711)	(2,376)	(189,360)
Long Duration Credit Fund	12,277	—	(323,189)	—	—	(487,375)	(14,889)	(813,176)
Ultra Short Duration Bond Fund	2,120	—	(8,712)	—	—	(3,663)	(2,084)	(12,339)
Emerging Markets Debt Fund	18,415	—	(361,713)	—	—	(114,766)	(23,730)	(481,794)
Real Return Fund	3,661	—	(9,409)	—	—	(11,691)	2	(17,437)
Limited Duration Bond Fund	8,771	—	(68,297)	—	—	(16,619)	(9,153)	(85,298)
Intermediate Duration Credit Fund	82	—	(315,098)	—	—	(233,102)	(890)	(549,008)
Dynamic Asset Allocation Fund	19,802	295,901	—	—	—	870,524	(1)	1,186,226
Multi-Asset Real Return Fund	20,125	—	(109,945)	—	—	(82,104)	4	(171,920)

Post-October losses represent losses realized on investment transactions from November 1, 2023 through May 31, 2024 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year. Other temporary differences are primarily consist of straddle loss deferrals and dividend payable.

The Funds have capital losses carried forward as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total * ($ Thousands)
Small Cap Fund	3,648	–	3,648
World Equity Ex-US Fund	163,130	–	163,130
Screened World Equity Ex-US Fund	311	–	311
Opportunistic Income Fund	–	47,350	47,350
Core Fixed Income Fund	451,017	682,887	1,133,904
High Yield Bond Fund	26,687	408,503	435,190
Long Duration Fund	30,126	104,318	134,444
Long Duration Credit Fund	69,836	253,353	323,189
Ultra Short Duration Bond Fund	2,752	5,960	8,712
Emerging Markets Debt Fund	193,840	167,873	361,713
Real Return Fund	1,845	7,564	9,409
Limited Duration Bond Fund	25,280	43,017	68,297
Intermediate Duration Credit Fund	67,433	247,665	315,098
Multi-Asset Real Return Fund	65,652	44,293	109,945

* During the year ended May 31, 2024, the funds listed below utilized capital loss carryforwards to offset capital gains ($Thousands):

Extended Market Index Fund	$6,420
Small Cap Fund	12,629
Small/Mid Cap Equity Fund	18,020
World Equity Ex-US Fund	339,898
Screened World Equity Ex-US Fund	7,899
World Select Equity Fund	4,061
Emerging Markets Equity Fund	36,409

For Federal income tax purposes, the cost of investments owned at May 31, 2024, and the net realized gains or losses on investments sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in partnerships, passive foreign investment companies, defaulted bond and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at May 31, 2024, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Fund	$554,916	$272,016	$(26,431)	$245,585

SEI Institutional Investments Trust

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Disciplined Equity Fund	$882,494	$322,610	$(21,434)	$301,176
Large Cap Index Fund	412,677	1,452,067	(37,140)	1,414,927
S&P 500 Index Fund	1,556,590	2,842,150	(128,266)	2,713,884
Extended Market Index Fund	828,944	529,501	(196,846)	332,655
Small Cap Fund	207,582	57,658	(18,208)	39,450
Small Cap II Fund	200,444	62,844	(16,753)	46,091
Small/Mid Cap Equity Fund	640,177	197,523	(39,699)	157,824
U.S. Equity Factor Allocation Fund	1,134,384	370,349	(38,571)	331,778
U.S. Managed Volatility Fund	607,570	141,589	(19,625)	121,964
Global Managed Volatility Fund	1,872,111	238,216	(98,944)	139,272
World Equity Ex-US Fund	6,557,135	1,387,008	(350,091)	1,036,917
Screened World Equity Ex-US Fund	141,756	20,201	(7,509)	12,692
World Select Equity Fund	214,549	63,327	(12,879)	50,448
Emerging Markets Equity Fund	815,627	176,599	(110,039)	66,560
Opportunistic Income Fund	420,567	4,132	(7,556)	(3,424)
Core Fixed Income Fund	8,134,165	36,712	(464,564)	(427,852)
High Yield Bond Fund	2,067,175	166,802	(426,344)	(259,542)
Long Duration Fund	475,617	3,330	(56,041)	(52,711)
Long Duration Credit Fund	3,630,157	7,579	(494,954)	(487,375)
Ultra Short Duration Bond Fund	508,869	1,030	(4,693)	(3,663)
Emerging Markets Debt Fund	1,667,893	47,854	(162,620)	(114,766)
Real Return Fund	274,152	127	(11,818)	(11,691)
Limited Duration Bond Fund	2,420,528	4,875	(21,494)	(16,619)
Intermediate Duration Credit Fund	4,177,795	13,832	(246,934)	(233,102)
Dynamic Asset Allocation Fund	466,711	946,336	(75,812)	870,524
Multi-Asset Real Return Fund	974,327	117,791	(199,895)	(82,104)

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of May 31, 2024, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

10. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit, Ultra Short Duration Bond, Limited Duration Bond, Intermediate Duration Credit and Multi-Asset Real Return Funds’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The World Equity Ex-US, Screened World Equity Ex-US, World Select Equity, Emerging Markets Equity and Emerging Markets Debt Funds concentrate their investments in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The following descriptions provide additional information about some of the risks of investing in the Funds. A more complete description of principal risks is included

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in each Fund’s prospectus under the heading “Principal Risks”.

American Depositary Receipts (ADRs) Risk — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Bank Loans Risk—With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Commodity Investments and Derivatives Risk — Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

Commodity-Linked Securities Risk — Investments in commodity-linked securities may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either

SEI Institutional Investments Trust

event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund’s active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Current Market Condition Risk — Current market conditions risk is the risk that a particular investment, or shares of the Funds in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates and expect to continue to do so, and the Federal Reserve has announced that it intends to reverse previously implemented quantitative easing. U.S. regulators have proposed several changes to market and issuer regulations that could directly impact the Funds, and any regulatory changes could adversely impact the Funds' ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Funds' assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Funds.

Derivatives Risk — The Fund’s use of futures contracts, forwards contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below and market risk is described above. Many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts, options and swaps is also subject to credit risk and valuation risk. Credit risk is described below. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. The Fund’s use of may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk — The longer-term securities in which the Fund may invest are more volatile. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own

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May 31, 2024

operations, it will bear a pro rata portion of the ETF’s expenses.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Investment/Emerging and Frontier Markets Risk — The risk that non-U.S. securities may be subject to additional price volatility, illiquidity and decreases in value due to, among other things, political, social and economic developments abroad, government ownership or control of portions of the private sector or certain companies, trade barriers and currency movements, exchange controls and managed adjustments in relative currency values, and different or new and unsettled securities and tax markets, laws and regulations. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. These risks may be magnified further with respect to “frontier market countries,” which are a subset of emerging market countries with even smaller national economies.

Foreign Issuer Risk — The risk that issuers in foreign countries face political and economic events unique to those countries. These events will not necessarily affect the U.S. economy or similar issuer located in the U.S.

Foreign Sovereign Debt Securities Risk — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which a Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investing in Limited Recourse Obligations Risk — Collateralized debt obligation (CDO) and collateralized loan obligation (CLO) securities are non-recourse obligations of their issuer payable solely from the related underlying collateral or its proceeds. Therefore, as a holder of CDOs and CLOs, the Fund must rely only on distributions on the underlying collateral or related proceeds for payment. If distributions on the underlying collateral are insufficient to make payments on the CDO or CLO securities, no other assets will be available for payment of the deficiency. As a result, the amount and timing of interest and principal payments in respect of

SEI Institutional Investments Trust

CDO and CLO securities will depend on the performance and characteristics of the related underlying collateral.

Investment Company Risk — When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than that of the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Investment in the Subsidiary Risk — The Subsidiary is not registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Leverage Risk — The Funds’ use of derivatives may result in the Funds’ total investment exposure substantially exceeding the value of its portfolio securities and the Funds’ investment returns depending substantially on the performance of securities that the Funds may not directly own. The use of leverage can amplify the effects of market volatility on the Funds’ share price and may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Funds’ use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Mortgage Dollar Rolls Risk — Mortgage dollar rolls are transactions in which the Fund sells securities (usually mortgage-backed securities) and simultaneously

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May 31, 2024

contracts to repurchase substantially similar, but not identical, securities on a specified future date. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and to make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

Non-Diversified Risk — The Emerging Markets Debt and Multi-Asset Real Return Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, the Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. However, the Funds intend to satisfy the asset diversification requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, for classification as a regulated investment company.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Participation Notes (P-Notes) Risk — P-Notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. However, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund's performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Quantitative Investing Risk — A quantitative investment style generally involves the use of computers to implement a systematic or rules-based approach to selecting investments based on specific measurable factors. Due to the significant role technology plays in such strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

Redemption Risk — The Funds may experience periods of heavy redemptions that could cause the Funds to liquidate its assets at inopportune times or at a loss or

SEI Institutional Investments Trust

depressed value, particularly during periods of declining or illiquid markets.

REITs Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Repurchase Agreements and Reverse Repurchase Agreements Risk — In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

Sampling Risk — The Fund may not fully replicate the benchmark index and may hold securities not included in the index. As a result, the Fund may not track the return of its benchmark index as well as it would have if the Fund purchased all of the securities in its benchmark index.

Short Sales Risk — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the Fund’s share price. In addition, shorting a future contract may require posting only a margin that may amount to less than the notional exposure of the contract. Such a practice may exacerbate the loss in a case of adverse price action.

Small and Medium Capitalization Risk — Small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Social Investment Criteria Risk — The Screened World Equity Ex-US Fund’s portfolio is subject to certain social investment criteria, including its anti-BDS approach. As a result, the Sub-Advisers will avoid purchasing certain securities for social reasons when it is otherwise economically advantageous to purchase those securities or may sell certain securities for social reasons when it is otherwise economically advantageous to hold those securities. In general, the application of the Fund’s social investment criteria may affect the Fund’s exposure to certain industries, sectors and geographic areas, which may affect the financial performance of the Fund, positively or negatively, depending on whether these industries or sectors are in or out of favor.

Tax Risk — The Fund may gain most of its exposure to the commodities markets through its investment in the Subsidiary, which invests in commodity investments and derivative instruments. To the extent the Fund invests in such instruments directly, it will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The tax treatment of certain commodity linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

Tracking Error Risk — The risk that the Fund’s performance may vary substantially from the performance of the benchmark index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund’s investments and the index’s components and other factors.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest

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May 31, 2024

rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

11. SECURITIES LENDING

To the extent consistent with its Investment Objective and Strategies, a Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking-to-market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity.

Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund, LP, and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

The following is a summary of securities lending agreements held by certain Funds which would be subject to offset as of May 31, 2024 ($ Thousands):

	Securities Loaned at Value	Cash Collateral Received (1)	Net Amount
Extended Market Index Fund	$121	$121	$–
Global Managed Volatility Fund	12,943	12,943	–
World Equity Ex-US Fund	33,494	33,494	–

(1) Excess collateral received in connection with the above securities lending transactions is not shown for financial reporting purposes. See each Fund’s Schedule of Investments for the total collateral received.

12. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of May 31, 2024, SPTC held of record the following:

Fund	% Held
Large Cap Fund	53%
Large Cap Disciplined Equity Fund	64%
Large Cap Index Fund	59%
S&P 500 Index Fund	72%
Extended Market Index Fund	73%
Small Cap Fund	43%
Small Cap II Fund	49%
Small/Mid Cap Equity Fund	60%
U.S. Equity Factor Allocation Fund	70%
U.S. Managed Volatility Fund	31%
Global Managed Volatility Fund	65%
World Equity Ex-US Fund	67%
Screened World Equity Ex-US Fund	83%
World Select Equity Fund	100%
Emerging Markets Equity Fund	55%
Opportunistic Income Fund	80%
Core Fixed Income Fund	64%
High Yield Bond Fund	64%
Long Duration Fund	59%
Long Duration Credit Fund	61%
Ultra Short Duration Bond Fund	65%
Emerging Markets Debt Fund	65%
Real Return Fund	75%
Limited Duration Bond Fund	74%
Intermediate Duration Credit Fund	69%
Dynamic Asset Allocation Fund	74%
Multi-Asset Real Return Fund	81%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients

SEI Institutional Investments Trust

of the advisors and financial planners. SPTC maintains accounts at SEI Institutional Transfer Agency (“SITA”), and operates in an omnibus fund account environment.

13. REGULATORY MATTERS

Effective June 30, 2023, the U.K. Financial Conduct Authority stopped compelling or inducing banks to submit LIBOR rates. Investments impacted by the discontinuation of LIBOR may include bank loans, derivatives, floating rate securities, and other assets or liabilities tied to LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (composed of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate (SOFR), a broad measure of secured overnight U.S. Treasury repo rates, to replace U.S. dollar LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. In response to the discontinuation of LIBOR, investors have added fallback provisions to existing contracts for investments whose value is tied to LIBOR, with most fallback provisions requiring the adoption of SOFR as a replacement rate. On March 15, 2022, the Adjustable Interest Rate Act was signed into law (the “LIBOR Act”), which, in conjunction with regulations adopted by the Federal Reserve Board, establishes SOFR as the default fallback rate for any U.S. contract without a fallback provision. As of July 1, 2023 and continuing through September 30, 2024, the U.K. Financial Conduct Authority will publish 1-, 3- and 6-month synthetic U.S. dollar LIBOR settings based on SOFR to serve as a fallback for non-U.S. contracts.

14. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements as of May 31, 2024.

SEI Institutional Investments Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Funds and Board of Trustees

SEI Institutional Investments Trust:

 Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Large Cap Fund, Large Cap Disciplined Equity Fund, Large Cap Index Fund, S&P 500 Index Fund, Extended Market Index Fund, Small Cap Fund, Small Cap II Fund, Small/Mid Cap Equity Fund, U.S. Equity Factor Allocation Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund, World Equity Ex-US Fund, Screened World Equity Ex-US Fund, World Select Equity Fund, Emerging Markets Equity Fund, Opportunistic Income Fund, Core Fixed Income Fund, High Yield Bond Fund, Long Duration Fund, Long Duration Credit Fund, Ultra Short Duration Bond Fund, Emerging Markets Debt Fund, Real Return Fund, Limited Duration Bond Fund, and Intermediate Duration Credit Fund (twenty-five of the twenty-seven funds comprising the SEI Institutional Investments Trust (the Trust)), including the schedules of investments, as of May 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. We have also audited the accompanying consolidated statements of assets and liabilities of the Dynamic Asset Allocation Fund and Multi-Asset Real Return Fund (two of the twenty-seven funds comprising the Trust) (the twenty-seven funds collectively, the Funds), including the consolidated schedules of investments, as of May 31, 2024, and the related consolidated statements of operations for the year then ended, the consolidated statements of changes in net assets for each of the years in the two-year period then ended, the consolidated statement of cash flows for the year then ended for the Multi-Asset Real Return Fund, and the related notes (collectively, the consolidated financial statements) and the consolidated financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and consolidated financial statements and financial highlights and consolidated financial highlights present fairly, in all material respects, the financial position of the Funds as of May 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, the cash flows of the Multi-Asset Real Return Fund for the year then ended and the financial highlights and consolidated financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and consolidated financial statements and financial highlights and consolidated financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and consolidated financial statements and financial highlights and consolidated financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and consolidated financial statements and financial highlights and consolidated financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and consolidated financial statements and financial highlights and consolidated financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and consolidated financial statements and financial highlights and consolidated financial highlights. Such procedures also included confirmation of securities owned as of May 31, 2024, by correspondence with the custodians, transfer agent, agent banks and brokers or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and consolidated financial statements and financial highlights and consolidated financial highlights. We believe that our audits provides a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more SEI Funds investment companies since 2005.

Philadelphia, Pennsylvania

July 26, 2024

SEI Institutional Investments Trust

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders who do not have a May 31, 2024 taxable year end, this notice is for informational purposes only. For shareholders with a May 31, 2024 taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended May 31, 2024, the Funds are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

Fund	(A) Long Term Capital Gains Distributions (Tax Basis)	(B) Return of Capital (Tax Basis)	(C) Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis)	(D) Dividends Qualifying for Corporate Dividends Rec. Deduction(1)
Large Cap Fund	70.92%	0.00%	29.08%	100.00%	45.30%
Large Cap Disciplined Equity Fund	13.42%	0.00%	86.58%	100.00%	34.73%
Large Cap Index Fund	87.83%	0.00%	12.17%	100.00%	72.79%
S&P 500 Index Fund	83.70%	0.00%	16.30%	100.00%	67.46%
Extended Market Index Fund	41.39%	0.00%	58.61%	100.00%	45.52%
Small Cap Fund	0.00%	0.00%	100.00%	100.00%	69.06%
Small Cap II Fund	64.20%	0.00%	35.80%	100.00%	34.63%
Small/Mid Cap Equity Fund	0.00%	0.00%	100.00%	100.00%	50.79%
U.S. Equity Factor Allocation Fund	0.00%	0.00%	100.00%	100.00%	55.86%
U.S. Managed Volatility Fund	77.48%	0.00%	22.52%	100.00%	71.60%
Global Managed Volatility Fund	47.94%	0.00%	52.06%	100.00%	24.80%
World Equity Ex-US Fund	0.00%	0.00%	100.00%	100.00%	0.00%
Screened World Equity Ex-US Fund	0.00%	0.00%	100.00%	100.00%	0.86%
World Select Equity Fund	29.06%	0.00%	70.94%	100.00%	32.58%
Emerging Markets Equity Fund	0.00%	0.00%	100.00%	100.00%	0.03%
Opportunistic Income Fund	0.00%	0.00%	100.00%	100.00%	0.00%
Core Fixed Income Fund	0.00%	0.00%	100.00%	100.00%	0.00%
High Yield Bond Fund	0.00%	0.00%	100.00%	100.00%	0.00%
Long Duration Fund	0.00%	0.00%	100.00%	100.00%	0.00%
Long Duration Credit Fund	0.00%	0.00%	100.00%	100.00%	0.00%
Ultra Short Duration Bond Fund	0.00%	0.00%	100.00%	100.00%	0.00%
Emerging Markets Debt Fund	0.00%	0.00%	100.00%	100.00%	0.00%
Real Return Fund	0.00%	0.00%	100.00%	100.00%	0.00%
Limited Duration Bond Fund	0.00%	0.00%	100.00%	100.00%	0.00%
Intermediate Duration Credit Fund	0.00%	0.00%	100.00%	100.00%	0.00%
Dynamic Asset Allocation Fund	89.24%	0.00%	10.76%	100.00%	62.28%
Multi-Asset Real Return Fund	0.00%	0.00%	100.00%	100.00%	9.54%

SEI Institutional Investments Trust

NOTICE TO SHAREHOLDERS (Unaudited) (Concluded)

Fund	(E) Qualifying Dividend Income (15% Tax Rate for QDI)(2)	(F) U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)	Qualifying Business Income Deduction(6)
Large Cap Fund	48.80%	0.00%	0.00%	100.00%	0.00%
Large Cap Disciplined Equity Fund	35.05%	3.02%	1.35%	0.00%	1.62%
Large Cap Index Fund	75.06%	0.00%	3.92%	100.00%	6.38%
S&P 500 Index Fund	70.22%	0.00%	0.00%	100.00%	4.77%
Extended Market Index Fund	49.40%	0.00%	0.00%	0.00%	21.35%
Small Cap Fund	74.38%	0.00%	0.05%	0.00%	0.00%
Small Cap II Fund	37.52%	0.00%	0.00%	100.00%	3.76%
Small/Mid Cap Equity Fund	53.96%	0.00%	0.01%	0.00%	18.83%
U.S. Equity Factor Allocation Fund	57.40%	0.00%	1.60%	0.00%	4.27%
U.S. Managed Volatility Fund	74.84%	0.00%	0.00%	100.00%	1.21%
Global Managed Volatility Fund	59.77%	0.00%	0.00%	100.00%	0.36%
World Equity Ex-US Fund	66.11%	0.00%	0.91%	0.00%	0.00%
Screened World Equity Ex-US Fund	59.55%	0.00%	0.00%	0.00%	0.00%
World Select Equity Fund	73.61%	0.00%	0.00%	0.00%	0.11%
Emerging Markets Equity Fund	53.97%	0.00%	0.71%	0.00%	0.00%
Opportunistic Income Fund	0.00%	0.51%	97.18%	0.00%	0.00%
Core Fixed Income Fund	0.00%	20.46%	26.05%	0.00%	0.00%
High Yield Bond Fund	0.00%	0.00%	77.10%	0.00%	0.00%
Long Duration Fund	0.00%	26.15%	91.85%	0.00%	0.00%
Long Duration Credit Fund	0.00%	5.89%	92.77%	0.00%	0.00%
Ultra Short Duration Bond Fund	0.00%	11.29%	89.69%	0.00%	0.00%
Emerging Markets Debt Fund	0.00%	0.69%	1.75%	0.00%	0.00%
Real Return Fund	0.00%	100.00%	99.36%	0.00%	0.00%
Limited Duration Bond Fund	0.00%	36.31%	93.19%	0.00%	0.00%
Intermediate Duration Credit Fund	0.00%	6.91%	87.07%	0.00%	0.00%
Dynamic Asset Allocation Fund	64.92%	0.00%	4.71%	0.00%	5.00%
Multi-Asset Real Return Fund	9.64%	57.31%	59.75%	0.00%	1.93%

The Funds intend to pass through foreign tax credit to shareholders. For the fiscal year ended May 31, 2024, the amount of foreign source income and foreign tax credit are as follows:

Fund	Foreign Source Income	Foreign Tax Credit Pass Through
World Equity Ex-US Fund	$241,087,436	$22,668,294
Screened World Equity Ex-US Fund	4,673,744	637,364
Emerging Markets Equity Fund	31,809,932	6,875,303

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” is reflected as a percentage of “Ordinary Income Distributions”. It is the intention of each of the aforementioned funds to designate the maximum amount permitted by the law. The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.

(3) “U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. With the exception of The Real Return Fund, shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distribution. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5) The percentage in this column represents the amount of “Short Term Capital Gain Dividend” is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6) The percentage in this column represents that amount of ordinary dividend income that qualifed for 20% Business Income Deduction.

Items (A), (B) and (C) are based on the percentage of each Fund’s total distribution.

Items (D) and (E) are based on the percentage of ordinary income distributions of each Fund.

Item (F) is based on the percentage of gross income of each Fund.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

SEI Institutional Investments Trust

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SEI Institutional Investments Trust / Annual Report / May 31, 2024

Robert A. Nesher, Chairman

Trustees

William M. Doran

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-140 (5/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

SEI Institutional Investments Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required, pursuant to an exemptive order that has been granted to the Trust by the Securities and Exchange Commission. In connection with their consideration of such initial approvals and renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve or renew an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve or renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge , an independent provider of investment company data that was engaged to prepare an assessment of the Funds in connection with the renewal of the Investment Advisory Agreements (the “Broadridge Report”); (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

At the December 4–6, 2023 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved a brief extension of certain Investment Advisory Agreements already in effect (unless operating under an initial two-year term) to accommodate a revised Spring meeting schedule. Typically, the Trustees renew certain Investment Advisory Agreements at the first quarterly in-person meeting of the calendar year in March. Investment Advisory Agreements regularly renewed at the March meeting expire on April 1 of the following year. Because the first quarterly in-person meeting of the Board in calendar year 2024 was held on April 2-4, certain Investment Advisory Agreements would have expired prior to the meeting, without the extension. Accordingly, the Board voted in-person at the December 4-6, 2023 meeting to extend certain Investment Advisory Agreements until the April 2-4, 2024 meeting. In evaluating whether to approve the extension, the Board considered the information made available to it throughout the course of the year. At the April 2-6, 2024 meeting, the Board evaluated certain Investment Advisory Agreements in accordance with the renewal process that it typically applies during the annual contract renewal each Spring. The Board’s approval was based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings, such as the December 4-6, 2023 meeting. Also, certain Sub-Advisory Agreements were either initially approved or, if the Sub-Advisory Agreement was already in effect (unless operating under an initial two-year term), renewed at meetings of the Board held during the course of the Trust’s fiscal year on June 12–14, 2023, September 11–13, 2023, December 4–6, 2023 and April 2–4, 2024. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the initial approval or renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report. The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support the approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding certain amounts and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the approval or renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported the approval or renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: August 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: August 9, 2024

By	/s/ Glenn Kurdziel
Glenn Kurdziel
Controller & CFO
Date: August 9, 2024